UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2017

Date of reporting period: May 31, 2016

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 82.87%

ADVERTISING — 0.03%
WPP Finance 2010
5.13%, 09/07/42	$55	$56,932
5.63%, 11/15/43	229	254,440

		311,372
AEROSPACE & DEFENSE — 1.63%
Boeing Co. (The)
3.30%, 03/01/35 (Call 09/01/34)	275	269,866
3.38%, 06/15/46 (Call 12/15/45)	500	485,193
3.50%, 03/01/45 (Call 09/01/44)	403	394,696
6.63%, 02/15/38	16	22,474
6.88%, 03/15/39	282	409,770
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)[a]	406	403,549
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	411	402,429
3.80%, 03/01/45 (Call 09/01/44)	624	605,293
4.07%, 12/15/42	1,006	1,018,157
4.50%, 05/15/36 (Call 11/15/35)	891	974,192
4.70%, 05/15/46 (Call 11/15/45)	509	568,843
4.85%, 09/15/41	529	594,145
Series B
6.15%, 09/01/36	189	242,686
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)[a]	100	98,867
4.75%, 06/01/43	451	508,498
5.05%, 11/15/40	311	360,272
Northrop Grumman Systems Corp.
7.75%, 02/15/31	505	732,826
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)[a]	218	237,093
4.70%, 12/15/41	378	436,293
4.88%, 10/15/40	100	117,412
7.20%, 08/15/27	155	214,683
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	261	299,285
United Technologies Corp.
4.15%, 05/15/45 (Call 11/16/44)	500	519,993
4.50%, 06/01/42	2,884	3,132,620
5.40%, 05/01/35	11	13,102

Security	Principal (000s)	Value
5.70%, 04/15/40	$572	$722,100
6.05%, 06/01/36	196	250,779
6.13%, 07/15/38	18	23,625
6.70%, 08/01/28	775	1,031,307
7.50%, 09/15/29	114	162,655

		15,252,703
AGRICULTURE — 1.25%
Altria Group Inc.
4.25%, 08/09/42	456	473,950
4.50%, 05/02/43	11	11,853
5.38%, 01/31/44	1,902	2,324,120
9.95%, 11/10/38	121	214,442
10.20%, 02/06/39	138	248,603
Archer-Daniels-Midland Co.
4.02%, 04/16/43	799	814,905
4.54%, 03/26/42	378	413,207
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	407	429,192
Philip Morris International Inc.
3.88%, 08/21/42	26	25,533
4.13%, 03/04/43	217	221,577
4.25%, 11/10/44[a]	1,915	2,003,981
4.38%, 11/15/41	86	90,474
4.50%, 03/20/42	21	22,624
4.88%, 11/15/43	380	430,587
6.38%, 05/16/38	907	1,204,517
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	136	160,374
5.85%, 08/15/45 (Call 02/15/45)	1,310	1,601,703
6.15%, 09/15/43	381	469,793
7.25%, 06/15/37	403	527,375

		11,688,810
AIRLINES — 0.30%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	208	212,939
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	1,207	1,211,980
American Airlines 2016-1 Pass Through Trust Class AA
3.58%, 07/15/29	18	18,585

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[a]	$343	$356,879
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	948	973,661
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	4	4,095

		2,778,139
APPAREL — 0.14%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	355	357,365
3.88%, 11/01/45 (Call 05/01/45)	475	499,605
VF Corp.
6.00%, 10/15/33	150	185,039
6.45%, 11/01/37	201	266,663

		1,308,672
AUTO MANUFACTURERS — 0.90%
Daimler Finance North America LLC
8.50%, 01/18/31	810	1,278,720
Ford Holdings LLC
9.30%, 03/01/30	300	418,460
Ford Motor Co.
4.75%, 01/15/43[a]	1,100	1,119,071
6.38%, 02/01/29	350	424,763
6.63%, 10/01/28	16	19,731
7.40%, 11/01/46	114	153,506
7.45%, 07/16/31	1,181	1,554,858
General Motors Co.
5.00%, 04/01/35	102	99,734
5.20%, 04/01/45	790	765,222
6.25%, 10/02/43	831	920,339
6.60%, 04/01/36 (Call 10/01/35)	1,410	1,604,632
6.75%, 04/01/46 (Call 10/01/45)	75	87,753

		8,446,789
AUTO PARTS & EQUIPMENT — 0.15%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	185	180,239
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	375	371,454
4.95%, 07/02/64 (Call 01/02/64)	100	93,342

Security	Principal (000s)	Value
5.25%, 12/01/41 (Call 06/01/41)	$5	$5,261
5.70%, 03/01/41	5	5,581
6.00%, 01/15/36	641	739,308

		1,395,185
BANKS — 7.93%
Bank of America Corp.
4.25%, 10/22/26	1,853	1,870,870
4.88%, 04/01/44[a]	1,464	1,600,876
5.00%, 01/21/44	1,103	1,220,308
5.88%, 02/07/42	570	703,044
6.11%, 01/29/37	1,100	1,258,301
6.75%, 06/01/28	14	17,065
7.75%, 05/14/38	931	1,264,373
Series L
4.75%, 04/21/45	8	8,018
Bank of America N.A.
6.00%, 10/15/36	250	309,786
Bank One Corp.
7.63%, 10/15/26	231	300,716
8.00%, 04/29/27	229	307,296
Barclays PLC
5.25%, 08/17/45	810	855,598
Branch Banking & Trust Co.
3.80%, 10/30/26 (Call 09/30/26)	528	561,202
Citigroup Inc.
4.30%, 11/20/26	1,000	1,013,940
4.45%, 09/29/27	2,250	2,272,956
4.65%, 07/30/45	1,250	1,325,350
4.75%, 05/18/46	250	244,689
4.95%, 11/07/43	401	440,292
5.30%, 05/06/44	565	587,245
5.88%, 02/22/33	266	291,015
5.88%, 01/30/42	606	733,535
6.00%, 10/31/33	266	295,501
6.13%, 08/25/36	622	721,190
6.63%, 01/15/28	11	13,797
6.63%, 06/15/32	575	692,478
6.68%, 09/13/43	296	362,450
6.88%, 02/15/98	100	132,070
8.13%, 07/15/39	660	990,796
Comerica Inc.
3.80%, 07/22/26	125	123,601

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Cooperatieve Rabobank UA
5.25%, 05/24/41	$850	$1,026,638
5.25%, 08/04/45[a]	541	603,146
5.75%, 12/01/43	850	996,387
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	786	781,076
Fifth Third Bancorp.
8.25%, 03/01/38	464	667,626
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	1,086	1,155,961
4.80%, 07/08/44 (Call 01/08/44)[a]	1,311	1,386,554
5.15%, 05/22/45	550	559,526
5.95%, 01/15/27	800	905,403
6.13%, 02/15/33[a]	1,401	1,711,758
6.25%, 02/01/41	1,400	1,766,200
6.45%, 05/01/36	450	526,298
6.75%, 10/01/37	2,565	3,078,948
HSBC Bank PLC
7.65%, 05/01/25	100	124,300
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	1,750	2,004,760
HSBC Holdings PLC
5.25%, 03/14/44	1,012	1,051,923
6.10%, 01/14/42	416	530,371
6.50%, 05/02/36[a]	1,056	1,248,996
6.50%, 09/15/37	1,007	1,190,812
6.80%, 06/01/38	600	735,259
7.63%, 05/17/32	421	528,910
JPMorgan Chase & Co.
4.13%, 12/15/26	1,321	1,365,590
4.25%, 10/01/27	1,143	1,184,146
4.85%, 02/01/44[a]	1,543	1,779,455
4.95%, 06/01/45	718	759,731
5.40%, 01/06/42	1,362	1,632,306
5.50%, 10/15/40	517	620,166
5.60%, 07/15/41	646	787,151
5.63%, 08/16/43	419	478,439
6.40%, 05/15/38	895	1,185,527
KfW
0.00%, 04/18/36	1,150	641,781
0.00%, 06/29/37	1,050	559,901
Lloyds Banking Group PLC
5.30%, 12/01/45[b]	500	516,285

Security	Principal (000s)	Value
Morgan Stanley
3.95%, 04/23/27	$1,300	$1,292,622
4.30%, 01/27/45	1,250	1,263,220
4.35%, 09/08/26	581	595,275
6.38%, 07/24/42	1,105	1,430,540
7.25%, 04/01/32	1,141	1,534,752
Regions Bank/Birmingham AL
6.45%, 06/26/37	271	322,382
Regions Financial Corp.
7.38%, 12/10/37	200	254,853
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	200	216,076
Wachovia Corp.
5.50%, 08/01/35	356	399,626
6.55%, 10/15/35	150	186,440
7.50%, 04/15/35	57	77,384
Wells Fargo & Co.
3.90%, 05/01/45	1,963	1,961,042
4.10%, 06/03/26[a]	958	999,218
4.30%, 07/22/27	1,685	1,782,174
4.65%, 11/04/44	2,180	2,237,443
4.90%, 11/17/45	590	626,733
5.38%, 02/07/35	341	408,000
5.38%, 11/02/43	350	389,920
5.61%, 01/15/44	2,206	2,575,924
Wells Fargo Bank N.A.
5.95%, 08/26/36	476	589,839
Wells Fargo Capital X
5.95%, 12/01/86[a]	311	322,799

		74,075,950
BEVERAGES — 2.52%
Anheuser-Busch Companies LLC
5.95%, 01/15/33	21	25,546
6.45%, 09/01/37	200	258,315
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	50	49,307
4.63%, 02/01/44[a]	245	266,767
4.70%, 02/01/36 (Call 08/01/35)	3,764	4,074,304
4.90%, 02/01/46 (Call 08/01/45)	6,170	6,885,724
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	1,400	1,329,244
6.38%, 01/15/40	300	389,863

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
8.00%, 11/15/39	$136	$207,563
8.20%, 01/15/39	935	1,443,354
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	309	302,578
4.50%, 07/15/45 (Call 01/15/45)[a]	118	129,586
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	271	312,006
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	136	136,880
5.88%, 09/30/36	753	947,459
Diageo Investment Corp.
4.25%, 05/11/42	182	194,321
7.45%, 04/15/35	11	15,743
Dr Pepper Snapple Group Inc.
4.50%, 11/15/45 (Call 05/15/45)	343	360,992
7.45%, 05/01/38	90	123,391
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	514	511,518
Molson Coors Brewing Co.
5.00%, 05/01/42	556	600,435
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	1,428	1,980,613
PepsiAmericas Inc.
5.50%, 05/15/35	11	13,152
PepsiCo Inc.
3.60%, 08/13/42	482	465,636
4.00%, 03/05/42	207	208,465
4.25%, 10/22/44 (Call 04/22/44)[a]	509	534,157
4.45%, 04/14/46 (Call 10/14/45)	850	935,135
4.60%, 07/17/45 (Call 01/17/45)	280	312,800
4.88%, 11/01/40	196	222,380
5.50%, 01/15/40	246	301,800

		23,539,034
BIOTECHNOLOGY — 1.44%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)[a]	696	691,958
4.95%, 10/01/41	205	217,703
5.15%, 11/15/41 (Call 05/15/41)	1,200	1,309,441
5.38%, 05/15/43 (Call 11/15/42)	1,748	1,972,689
5.65%, 06/15/42 (Call 12/15/41)	21	24,518
5.75%, 03/15/40	400	466,993

Security	Principal (000s)	Value
6.38%, 06/01/37	$568	$708,531
6.40%, 02/01/39	291	364,914
6.90%, 06/01/38	41	54,061
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	993	1,098,389
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	525	524,119
5.00%, 08/15/45 (Call 02/15/45)	1,150	1,225,558
5.25%, 08/15/43	405	441,231
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	1,426	1,463,833
4.60%, 09/01/35 (Call 03/01/35)	764	813,013
4.75%, 03/01/46 (Call 09/01/45)	1,044	1,113,454
4.80%, 04/01/44 (Call 10/01/43)	593	634,833
5.65%, 12/01/41 (Call 06/01/41)	286	341,558

		13,466,796
BUILDING MATERIALS — 0.04%
Owens Corning
7.00%, 12/01/36	299	348,221
Vulcan Materials Co.
7.15%, 11/30/37	7	7,980

		356,201
CHEMICALS — 1.56%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	87	79,419
4.90%, 06/01/43 (Call 12/01/42)	286	280,308
5.25%, 01/15/45 (Call 07/15/44)	254	260,194
6.13%, 01/15/41 (Call 07/15/40)	268	300,419
7.13%, 05/23/36	100	122,243
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	261	255,981
CF Industries Inc.
4.95%, 06/01/43	450	398,940
5.15%, 03/15/34	740	692,008
5.38%, 03/15/44[a]	200	184,808
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	900	890,275
4.38%, 11/15/42 (Call 05/15/42)	16	15,439
4.63%, 10/01/44 (Call 04/01/44)	666	665,895
5.25%, 11/15/41 (Call 05/15/41)	385	407,969
7.38%, 11/01/29	336	433,104
9.40%, 05/15/39	469	711,164

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)[a]	$475	$467,205
4.80%, 09/01/42 (Call 03/01/42)	280	277,682
Ecolab Inc.
5.50%, 12/08/41	388	457,323
EI du Pont de Nemours & Co.
4.15%, 02/15/43	423	417,218
4.90%, 01/15/41	496	534,158
5.60%, 12/15/36	11	12,796
Lubrizol Corp.
6.50%, 10/01/34	120	155,295
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	495	485,315
5.25%, 07/15/43	237	244,456
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	913	808,499
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	200	157,967
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	240	200,968
3.95%, 04/15/45 (Call 10/15/44)	215	188,557
4.20%, 07/15/34 (Call 01/15/34)	573	545,976
4.40%, 07/15/44 (Call 01/15/44)	800	764,452
4.65%, 11/15/43 (Call 05/15/43)	16	15,670
4.70%, 07/15/64 (Call 01/15/64)	25	21,497
5.88%, 04/15/38	11	12,532
Series 1
5.50%, 07/30/35	100	108,889
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	208	222,168
5.63%, 11/15/43 (Call 05/15/43)	486	513,155
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	594	674,798
5.88%, 12/01/36	101	117,449
PPG Industries Inc.
5.50%, 11/15/40	14	15,870
Praxair Inc.
3.20%, 01/30/26 (Call 10/30/25)	250	263,857
3.55%, 11/07/42 (Call 05/07/42)	400	381,116
Rohm & Haas Co.
7.85%, 07/15/29	221	295,471
RPM International Inc.
5.25%, 06/01/45 (Call 12/01/44)	11	10,782

Security	Principal (000s)	Value
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	$350	$326,350
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	211	196,811

		14,592,448
COMMERCIAL SERVICES — 0.59%
Board of Trustees of The Leland Stanford Junior University (The)
3.46%, 05/01/47	16	16,382
California Institute of Technology
4.32%, 08/01/45	12	13,588
Catholic Health Initiatives
4.35%, 11/01/42	546	538,899
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	247	270,185
Equifax Inc.
7.00%, 07/01/37[a]	11	13,540
George Washington University (The)
4.87%, 09/15/45	16	18,579
Johns Hopkins University
Series 2013
4.08%, 07/01/53	11	11,856
Massachusetts Institute of Technology
3.96%, 07/01/38	9	9,917
4.68%, 07/01/14	511	574,079
5.60%, 07/01/11	428	569,792
Metropolitan Museum of Art (The) Series 2015
3.40%, 07/01/45	13	12,797
Moody’s Corp.
5.25%, 07/15/44	250	284,713
Northwestern University
3.69%, 12/01/38	586	616,540
3.87%, 12/01/48	11	11,906
President and Fellows of Harvard College
3.62%, 10/01/37	230	241,685
Princeton University
5.70%, 03/01/39	380	522,427
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	500	549,282
6.55%, 11/15/37	61	71,696
Tufts University
Series 2012
5.02%, 04/15/12	250	279,180

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
University of Notre Dame du Lac
Series 2015
3.44%, 02/15/45	$9	$9,085
University of Southern California
5.25%, 10/01/11	250	315,988
Verisk Analytics Inc.
5.50%, 06/15/45 (Call 12/15/44)[a]	111	111,226
Western Union Co. (The)
6.20%, 11/17/36	116	119,602
6.20%, 06/21/40[a]	350	352,797
William Marsh Rice University
3.57%, 05/15/45	21	21,772

		5,557,513
COMPUTERS — 1.75%
Apple Inc.
3.45%, 02/09/45[a]	1,870	1,705,593
3.85%, 05/04/43	675	658,860
4.38%, 05/13/45	883	930,769
4.45%, 05/06/44	573	608,562
4.50%, 02/23/36 (Call 08/23/35)	1,500	1,628,182
4.65%, 02/23/46 (Call 08/23/45)	2,055	2,255,428
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%, 06/15/26 (Call 03/15/26)[b]	500	506,115
8.10%, 07/15/36 (Call 01/15/36)[b]	1,250	1,277,503
8.35%, 07/15/46 (Call 01/15/46)[b]	655	667,508
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)[b]	287	277,085
6.35%, 10/15/45 (Call 04/15/45)[b]	928	883,504
HP Enterprise Services LLC
7.45%, 10/15/29	410	477,122
HP Inc.
6.00%, 09/15/41	653	580,535
International Business Machines Corp.
4.00%, 06/20/42	406	416,249
4.70%, 02/19/46[a]	1,000	1,112,493
5.60%, 11/30/39	324	398,223
5.88%, 11/29/32	261	329,666
6.22%, 08/01/27	555	718,311
6.50%, 01/15/28[a]	355	468,573
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)[b]	390	274,950
5.75%, 12/01/34 (Call 06/01/34)	275	189,750

		16,364,981

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.30%
Colgate-Palmolive Co.
4.00%, 08/15/45	$361	$396,242
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42[a]	200	196,507
4.38%, 06/15/45 (Call 12/15/44)	141	154,639
6.00%, 05/15/37	280	346,828
Procter & Gamble Co. (The)
5.50%, 02/01/34	61	78,992
5.55%, 03/05/37	1,110	1,462,159
5.80%, 08/15/34[a]	131	174,780

		2,810,147
DISTRIBUTION & WHOLESALE — 0.10%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	250	248,853
4.60%, 06/15/45 (Call 12/15/44)	635	713,988

		962,841
DIVERSIFIED FINANCIAL SERVICES — 1.53%
American Express Co.
4.05%, 12/03/42[a]	787	801,728
AXA Financial Inc.
7.00%, 04/01/28	14	17,875
Charles Schwab Corp. (The)
3.45%, 02/13/26 (Call 11/13/25)	90	94,183
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	341	413,086
Credit Suisse USA Inc.
7.13%, 07/15/32[a]	468	608,655
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35[b]	6,150	6,681,959
Goldman Sachs Capital I
6.35%, 02/15/34	576	667,325
Invesco Finance PLC
5.38%, 11/30/43	16	17,962
Jefferies Group LLC
6.25%, 01/15/36	391	380,818
6.45%, 06/08/27	271	290,106
6.50%, 01/20/43	100	97,694
Legg Mason Inc.
5.63%, 01/15/44	368	367,429
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	271	401,404

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	$1,053	$1,148,192
4.30%, 12/14/45 (Call 06/14/45)	2,065	2,278,228

		14,266,644
ELECTRIC — 9.99%
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	551	544,695
3.85%, 12/01/42	50	50,452
4.10%, 01/15/42	11	11,416
4.15%, 08/15/44 (Call 02/15/44)	412	434,687
4.30%, 01/02/46 (Call 07/02/45)	557	605,173
6.00%, 03/01/39	126	159,324
6.13%, 05/15/38	273	350,856
Series 11-C
5.20%, 06/01/41	911	1,093,205
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	210	217,405
Ameren Illinois Co.
4.15%, 03/15/46 (Call 09/15/45)	257	275,853
4.80%, 12/15/43 (Call 06/15/43)	11	12,857
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	11	11,328
4.45%, 06/01/45 (Call 12/01/44)	200	208,072
6.38%, 04/01/36	761	946,197
7.00%, 04/01/38	231	305,480
Series L
5.80%, 10/01/35	5	5,801
Series P
6.70%, 08/15/37	11	13,853
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	201	221,471
4.70%, 01/15/44 (Call 07/15/43)	250	286,224
5.50%, 09/01/35	150	179,195
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	1,250	1,347,093
5.15%, 11/15/43 (Call 05/15/43)	790	929,485
5.95%, 05/15/37	450	567,350
6.13%, 04/01/36	1,540	1,976,226
6.50%, 09/15/37	194	261,847
8.48%, 09/15/28	224	335,354
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	550	533,099
4.50%, 04/01/44 (Call 10/01/43)	335	372,513

Security	Principal (000s)	Value
Cleco Power LLC
6.00%, 12/01/40	$441	$539,668
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	3	3,245
4.88%, 03/01/44 (Call 09/01/43)	336	372,295
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	1,255	1,240,555
3.80%, 10/01/42 (Call 04/01/42)	211	212,183
4.60%, 08/15/43 (Call 02/15/43)	8	9,103
4.70%, 01/15/44 (Call 07/15/43)	461	530,351
5.88%, 02/01/33	100	125,361
5.90%, 03/15/36	514	646,154
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	311	338,147
6.35%, 06/01/36	155	207,523
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	327	333,180
4.45%, 03/15/44 (Call 09/15/43)	500	550,830
4.50%, 12/01/45 (Call 06/01/45)	257	284,836
5.50%, 12/01/39	308	375,027
5.70%, 06/15/40	295	371,184
Series 05-A
5.30%, 03/01/35	50	59,356
Series 06-A
5.85%, 03/15/36	325	406,380
Series 06-B
6.20%, 06/15/36	461	589,822
Series 06-E
5.70%, 12/01/36	544	672,101
Series 08-B
6.75%, 04/01/38	340	467,605
Series 12-A
4.20%, 03/15/42	8	8,341
Consumers Energy Co.
3.95%, 05/15/43 (Call 11/15/42)[a]	75	77,696
4.10%, 11/15/45 (Call 05/15/45)[a]	255	272,325
4.35%, 08/31/64 (Call 02/28/64)	11	11,489
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	605	611,232
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	165	174,139

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Dominion Resources Inc./VA
4.70%, 12/01/44 (Call 06/01/44)[a]	$325	$340,347
6.30%, 03/15/33	275	326,915
7.00%, 06/15/38	330	427,796
Series B
5.95%, 06/15/35	290	339,906
Series C
4.05%, 09/15/42 (Call 03/15/42)[a]	155	148,341
4.90%, 08/01/41 (Call 02/01/41)	7	7,377
Series F
5.25%, 08/01/33	819	886,232
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	216	216,539
3.70%, 06/01/46 (Call 12/01/45)	135	135,586
3.95%, 06/15/42 (Call 12/15/41)	158	164,072
4.30%, 07/01/44 (Call 01/01/44)	53	58,121
5.70%, 10/01/37	231	290,226
Series A
4.00%, 04/01/43 (Call 10/01/42)	200	208,462
6.63%, 06/01/36	200	276,725
DTE Energy Co.
6.38%, 04/15/33	135	168,439
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	540	536,630
3.88%, 03/15/46 (Call 09/15/45)	1,000	1,024,641
4.00%, 09/30/42 (Call 03/30/42)	718	746,820
4.25%, 12/15/41 (Call 06/15/41)	344	370,856
5.30%, 02/15/40	545	673,366
6.00%, 01/15/38	7	9,176
6.05%, 04/15/38	646	854,152
6.10%, 06/01/37	500	645,244
6.45%, 10/15/32	86	113,144
Series A
6.00%, 12/01/28	16	20,274
Duke Energy Corp.
4.80%, 12/15/45 (Call 06/15/45)	100	111,169
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	280	287,644
6.35%, 09/15/37	211	287,322
6.40%, 06/15/38	251	346,165
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	500	498,593
6.12%, 10/15/35	76	94,219

Security	Principal (000s)	Value
6.35%, 08/15/38	$21	$28,650
6.45%, 04/01/39	418	573,010
Duke Energy Progress LLC
4.10%, 05/15/42 (Call 11/15/41)	396	416,885
4.10%, 03/15/43 (Call 09/15/42)	136	142,377
4.15%, 12/01/44 (Call 06/01/44)	972	1,036,306
4.20%, 08/15/45 (Call 02/15/45)	405	434,204
4.38%, 03/30/44 (Call 09/30/43)	359	393,525
6.30%, 04/01/38	250	338,276
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	250	277,216
6.00%, 05/15/35	154	185,775
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	500	535,620
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	500	490,370
3.25%, 04/01/28 (Call 01/01/28)	500	516,465
4.95%, 01/15/45 (Call 01/15/25)	205	209,537
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	250	247,415
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	11	11,429
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	555	559,001
4.95%, 06/15/35 (Call 12/15/34)	350	384,255
5.10%, 06/15/45 (Call 12/15/44)	15	16,604
5.63%, 06/15/35	371	428,363
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	671	676,849
6.25%, 10/01/39	605	661,181
FirstEnergy Solutions Corp.
6.80%, 08/15/39[a]	511	495,551
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)	100	102,750
4.05%, 06/01/42 (Call 12/01/41)	930	993,702
4.05%, 10/01/44 (Call 04/01/44)	788	843,396
4.13%, 02/01/42 (Call 08/01/41)	406	438,563
4.95%, 06/01/35	200	233,431
5.25%, 02/01/41 (Call 08/01/40)	421	524,189
5.65%, 02/01/37	96	122,135
5.69%, 03/01/40	99	129,283
5.95%, 02/01/38	113	149,936

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Georgia Power Co.
4.30%, 03/15/42	$439	$466,218
4.30%, 03/15/43	21	22,259
5.40%, 06/01/40	315	380,127
5.95%, 02/01/39	14	17,641
Series 07-A
5.65%, 03/01/37	100	119,391
Series 10-C
4.75%, 09/01/40	269	295,007
Hydro-Quebec
9.50%, 11/15/30	200	336,989
Iberdrola International BV
6.75%, 07/15/36	326	415,539
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	11	10,740
Indiana Michigan Power Co.
6.05%, 03/15/37	5	6,012
Series K
4.55%, 03/15/46 (Call 09/15/45)	500	532,306
Interstate Power & Light Co.
6.25%, 07/15/39	5	6,672
Jersey Central Power & Light Co.
6.15%, 06/01/37	186	211,368
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	236	264,118
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	262	300,174
Series B
6.05%, 11/15/35	5	6,209
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	100	109,911
5.13%, 11/01/40 (Call 05/01/40)	184	221,240
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	109	119,803
4.65%, 11/15/43 (Call 05/15/43)	11	12,597
5.13%, 11/15/40 (Call 05/15/40)	100	119,908
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	111	121,556
4.40%, 10/15/44 (Call 04/15/44)	225	249,495
4.80%, 09/15/43 (Call 03/15/43)	378	442,177
5.75%, 11/01/35	11	14,040
6.75%, 12/30/31	11	14,970

Security	Principal (000s)	Value
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	$350	$303,692
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	8	9,684
5.45%, 05/15/41 (Call 11/15/40)	606	745,994
6.65%, 04/01/36	100	135,445
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	455	504,122
5.25%, 02/15/43 (Call 08/15/42)	325	375,768
5.65%, 02/01/45 (Call 08/01/44)	6	7,298
5.80%, 02/01/42 (Call 08/01/41)	250	307,963
5.95%, 06/15/41 (Call 12/15/40)	256	310,589
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	724	692,938
4.00%, 08/15/45 (Call 02/15/45)	90	96,311
4.13%, 05/15/44 (Call 11/15/43)	7	7,554
4.85%, 08/15/40 (Call 02/15/40)	370	431,246
5.25%, 07/15/35	50	60,897
5.35%, 11/01/39	5	6,298
6.25%, 06/01/36	106	143,133
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	110,035
5.50%, 03/15/40	211	265,484
Oglethorpe Power Corp.
4.25%, 04/01/46 (Call 10/01/45)	500	500,356
4.55%, 06/01/44[a]	668	683,428
5.25%, 09/01/50	25	27,348
5.38%, 11/01/40	150	172,100
5.95%, 11/01/39	5	6,013
Ohio Edison Co.
6.88%, 07/15/36	355	431,865
8.25%, 10/15/38	11	16,001
Ohio Power Co.
Series G
6.60%, 02/15/33	10	12,439
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	366	371,222
4.55%, 03/15/44 (Call 09/15/43)	186	205,001
5.25%, 05/15/41 (Call 11/15/40)	200	235,795
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	250	272,202
5.25%, 09/30/40	305	363,101
5.30%, 06/01/42 (Call 12/01/41)	486	585,045
7.25%, 01/15/33	411	574,149
7.50%, 09/01/38	148	207,744

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
4.25%, 03/15/46 (Call 09/15/45)	$11	$11,797
4.30%, 03/15/45 (Call 09/15/44)	107	115,527
4.45%, 04/15/42 (Call 10/15/41)	966	1,056,713
4.50%, 12/15/41 (Call 06/15/41)	270	301,961
4.60%, 06/15/43 (Call 12/15/42)	13	14,692
4.75%, 02/15/44 (Call 08/15/43)	382	434,387
5.13%, 11/15/43 (Call 05/15/43)	346	408,849
5.40%, 01/15/40	421	518,206
5.80%, 03/01/37	16	20,202
6.05%, 03/01/34	2,575	3,358,870
6.25%, 03/01/39	261	341,835
6.35%, 02/15/38	21	27,872
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	270	285,948
6.00%, 01/15/39	400	526,503
6.10%, 08/01/36	105	136,771
6.25%, 10/15/37	121	161,636
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	255	275,492
5.95%, 10/01/36	111	142,085
Pennsylvania Electric Co.
6.15%, 10/01/38	100	110,545
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	66	69,526
6.50%, 11/15/37	175	240,547
7.90%, 12/15/38	11	17,500
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	676	720,113
5.00%, 03/15/44 (Call 09/15/43)	365	402,312
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	391	475,488
6.25%, 05/15/39	5	6,822
Progress Energy Inc.
7.75%, 03/01/31	9	12,432
PSEG Power LLC
8.63%, 04/15/31	720	867,125
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	246	239,629
4.30%, 03/15/44 (Call 09/15/43)	411	450,457
6.25%, 09/01/37	60	82,096
6.50%, 08/01/38	100	140,095

Security	Principal (000s)	Value
Public Service Electric & Gas Co.
3.80%, 03/01/46 (Call 09/01/45)	$500	$512,881
3.95%, 05/01/42 (Call 11/01/41)	220	231,404
4.05%, 05/01/45 (Call 11/01/44)	125	133,435
4.15%, 11/01/45 (Call 05/01/45)	16	17,556
5.38%, 11/01/39	100	123,643
5.50%, 03/01/40	107	134,010
5.80%, 05/01/37	216	277,373
Series I
4.00%, 06/01/44 (Call 12/01/43)	220	232,677
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	111	120,488
4.43%, 11/15/41 (Call 05/15/41)	125	135,887
5.48%, 06/01/35	308	365,850
5.64%, 04/15/41 (Call 10/15/40)	360	452,188
5.76%, 10/01/39	131	167,670
5.76%, 07/15/40	150	191,361
5.80%, 03/15/40	56	73,017
6.27%, 03/15/37	5	6,598
6.72%, 06/15/36	150	206,321
7.02%, 12/01/27	351	470,923
San Diego Gas & Electric Co.
3.95%, 11/15/41	261	270,169
4.30%, 04/01/42 (Call 10/01/41)	158	174,462
4.50%, 08/15/40	191	215,123
5.35%, 05/15/35	125	151,289
5.35%, 05/15/40	75	92,700
6.13%, 09/15/37	100	133,280
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)[b]	250	248,166
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)[a]	244	254,463
4.50%, 06/01/64 (Call 12/01/63)	261	264,316
4.60%, 06/15/43 (Call 12/15/42)	116	125,019
5.10%, 06/01/65 (Call 12/01/64)	150	168,806
5.30%, 05/15/33	5	5,737
5.45%, 02/01/41 (Call 08/01/40)	420	501,657
6.05%, 01/15/38	248	315,410
Southaven Combined Cycle Generation LLC
3.85%, 08/15/33	2	1,879
Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)	106	110,044
4.05%, 03/15/42 (Call 09/15/41)	50	52,724

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.50%, 09/01/40 (Call 03/01/40)	$23	$25,481
4.65%, 10/01/43 (Call 04/01/43)[a]	391	449,785
5.50%, 03/15/40	242	305,343
5.63%, 02/01/36	75	92,818
5.75%, 04/01/35	5	6,260
6.00%, 01/15/34	266	339,241
6.05%, 03/15/39	150	199,055
6.65%, 04/01/29	321	423,447
Series 05-B
5.55%, 01/15/36	55	67,313
Series 05-E
5.35%, 07/15/35	289	352,338
Series 06-E
5.55%, 01/15/37	180	221,063
Series 08-A
5.95%, 02/01/38	614	795,273
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	155	160,291
Series C
3.60%, 02/01/45 (Call 08/01/44)	661	651,009
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	1,000	1,013,089
4.25%, 07/01/36 (Call 01/01/36)	240	245,268
4.40%, 07/01/46 (Call 01/01/46)	250	254,752
Southern Power Co.
5.15%, 09/15/41	200	208,804
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	611	569,308
6.20%, 03/15/40	140	170,660
Southwestern Public Service Co.
4.50%, 08/15/41 (Call 02/15/41)	50	55,697
6.00%, 10/01/36	561	689,751
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	320,735
4.20%, 05/15/45 (Call 11/15/44)	11	11,437
4.35%, 05/15/44 (Call 11/15/43)	385	408,279
6.55%, 05/15/36	5	6,654
Toledo Edison Co. (The)
6.15%, 05/15/37	351	413,398
TransAlta Corp.
6.50%, 03/15/40	136	92,480
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)[b]	500	505,414

Security	Principal (000s)	Value
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	$920	$949,495
8.45%, 03/15/39	111	179,849
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	266	274,985
4.20%, 05/15/45 (Call 11/15/44)[a]	7	7,428
4.45%, 02/15/44 (Call 08/15/43)	170	186,038
8.88%, 11/15/38	774	1,265,660
Series A
6.00%, 05/15/37	284	363,827
Series B
6.00%, 01/15/36	250	319,305
Series D
4.65%, 08/15/43 (Call 02/15/43)	21	23,654
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	55	57,395
4.13%, 03/01/42 (Call 09/01/41)[a]	335	353,365
4.25%, 12/01/45 (Call 06/01/45)	350	375,247
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	265	256,851
4.25%, 06/01/44 (Call 12/01/43)	247	270,066
4.30%, 12/15/45 (Call 06/15/45)	395	432,813
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	663	695,156
6.38%, 08/15/37	140	188,058
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	155	178,913
Xcel Energy Inc.
4.80%, 09/15/41 (Call 03/15/41)	5	5,495
6.50%, 07/01/36	50	64,972

		93,367,688
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
6.00%, 08/15/32	135	169,637
6.13%, 04/15/39	12	15,894

		185,531
ELECTRONICS — 0.25%
Honeywell International Inc.
5.38%, 03/01/41	561	707,600
5.70%, 03/15/36	11	13,914
5.70%, 03/15/37	291	370,655

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Koninklijke Philips NV
5.00%, 03/15/42	$513	$544,922
6.88%, 03/11/38	354	448,283
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	208	229,212

		2,314,586
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42	257	277,432

		277,432
ENVIRONMENTAL CONTROL — 0.22%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	691	825,227
6.09%, 03/15/35	50	58,336
6.20%, 03/01/40	41	51,482
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	613	621,341
4.10%, 03/01/45 (Call 09/01/44)	183	188,726
6.13%, 11/30/39	207	270,004

		2,015,116
FOOD — 1.64%
Ahold Finance USA LLC
6.88%, 05/01/29	11	14,121
Campbell Soup Co.
3.80%, 08/02/42	6	5,680
ConAgra Foods Inc.
7.00%, 10/01/28	230	281,388
7.13%, 10/01/26	307	372,860
8.25%, 09/15/30	284	381,455
Delhaize America LLC
9.00%, 04/15/31	5	6,833
Delhaize Group
5.70%, 10/01/40	607	672,257
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	5	5,108
5.40%, 06/15/40	456	544,850
JM Smucker Co. (The)
4.25%, 03/15/35	600	628,931
4.38%, 03/15/45[a]	118	124,154
Kellogg Co.
4.50%, 04/01/46	335	343,567

Security	Principal (000s)	Value
Series B
7.45%, 04/01/31	$400	$533,705
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)[b]	1,000	990,221
4.38%, 06/01/46 (Call 12/01/45)[b]	250	253,296
5.00%, 07/15/35 (Call 01/15/35)[b]	603	664,398
5.00%, 06/04/42	1,500	1,634,758
5.20%, 07/15/45 (Call 01/15/45)[b]	600	673,908
6.50%, 02/09/40	456	575,118
6.88%, 01/26/39	571	747,185
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	100	110,980
5.15%, 08/01/43 (Call 02/01/43)[a]	500	569,128
5.40%, 07/15/40 (Call 01/15/40)	396	452,796
6.90%, 04/15/38	253	335,416
7.50%, 04/01/31	397	531,853
Mondelez International Inc.
6.50%, 02/09/40	72	94,030
6.88%, 01/26/39	450	582,617
Sysco Corp.
4.50%, 04/01/46 (Call 10/01/45)	590	605,980
4.85%, 10/01/45 (Call 04/01/45)	249	269,088
5.38%, 09/21/35	400	458,519
6.63%, 03/17/39	11	14,206
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	529	574,251
5.15%, 08/15/44 (Call 02/15/44)	255	288,732
Unilever Capital Corp.
5.90%, 11/15/32	760	1,022,594

		15,363,983
FOREST PRODUCTS & PAPER — 0.43%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)[a]	205	217,307
Georgia-Pacific LLC
7.75%, 11/15/29	791	1,103,957
8.88%, 05/15/31	14	21,658
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	275	271,833
5.00%, 09/15/35 (Call 03/15/35)	50	52,073
5.15%, 05/15/46 (Call 11/15/45)	190	198,100
6.00%, 11/15/41 (Call 05/15/41)	786	880,945
7.30%, 11/15/39	240	306,466
8.70%, 06/15/38	246	348,418

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
WestRock MWV LLC
7.95%, 02/15/31	$11	$14,102
8.20%, 01/15/30	430	560,486

		3,975,345
GAS — 0.49%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	6	5,829
5.88%, 03/15/41 (Call 09/15/40)	643	737,920
6.00%, 10/01/34	95	112,193
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	713	729,698
5.50%, 06/15/41 (Call 12/15/40)	5	6,002
Dominion Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)[a]	397	406,760
KeySpan Corp.
5.80%, 04/01/35	208	241,999
8.00%, 11/15/30	130	177,387
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	354	385,255
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	207	211,850
4.65%, 08/01/43 (Call 02/01/43)	153	168,790
Sempra Energy
6.00%, 10/15/39	901	1,089,958
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	5	5,021
Series KK
5.75%, 11/15/35	225	281,909

		4,560,571
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
5.20%, 09/01/40	255	289,932

		289,932
HEALTH CARE — PRODUCTS — 1.17%
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	496	540,970
4.88%, 05/15/44 (Call 11/15/43)	490	540,553
5.00%, 11/12/40	150	164,448
6.00%, 05/15/39	186	225,200
Boston Scientific Corp.
7.00%, 11/15/35	250	315,883
7.38%, 01/15/40	211	270,066

Security	Principal (000s)	Value
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	$109	$121,223
Medtronic Inc.
4.38%, 03/15/35	1,651	1,792,525
4.50%, 03/15/42 (Call 09/15/41)	61	66,997
4.63%, 03/15/44 (Call 09/15/43)	550	611,081
4.63%, 03/15/45	2,648	2,970,482
5.55%, 03/15/40	291	352,916
6.50%, 03/15/39	100	134,670
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	420	437,049
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	354	349,124
4.38%, 05/15/44 (Call 11/15/43)	135	139,147
4.63%, 03/15/46 (Call 09/15/45)	500	538,622
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	387	380,212
4.45%, 08/15/45 (Call 02/15/45)	504	502,691
5.75%, 11/30/39	381	438,398

		10,892,257
HEALTH CARE — SERVICES — 1.51%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	261	258,478
4.50%, 05/15/42 (Call 11/15/41)[a]	309	321,645
4.75%, 03/15/44 (Call 09/15/43)	225	243,604
6.63%, 06/15/36	311	398,343
6.75%, 12/15/37	285	373,525
Anthem Inc.
4.63%, 05/15/42[a]	756	774,390
4.65%, 01/15/43	771	790,542
4.65%, 08/15/44 (Call 02/15/44)	241	247,232
4.85%, 08/15/54 (Call 02/15/54)	175	175,422
5.10%, 01/15/44	175	191,041
5.85%, 01/15/36	21	24,262
5.95%, 12/15/34	252	291,179
6.38%, 06/15/37	488	601,274
Ascension Health
4.85%, 11/15/53	11	13,140
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	16	16,828
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	241	271,181
5.88%, 03/15/41 (Call 09/15/40)	403	475,313

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.15%, 11/15/36	$100	$119,132
7.88%, 05/15/27	11	14,827
Dignity Health
4.50%, 11/01/42	100	102,567
5.27%, 11/01/64	196	223,993
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	306	305,506
4.95%, 10/01/44 (Call 04/01/44)	241	252,764
8.15%, 06/15/38	340	475,982
Kaiser Foundation Hospitals
4.88%, 04/01/42	334	388,759
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)[a]	398	408,322
Mayo Clinic
Series 2013
4.00%, 11/15/47	11	11,422
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55	272	291,978
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	21	21,879
Ochsner Clinic Foundation
5.90%, 05/15/45 (Call 11/15/44)	11	13,481
Quest Diagnostics Inc.
4.70%, 03/30/45 (Call 09/30/44)	16	16,161
5.75%, 01/30/40	63	69,114
Texas Health Resources
4.33%, 11/15/55	9	9,795
UnitedHealth Group Inc.
3.95%, 10/15/42 (Call 04/15/42)	7	7,039
4.25%, 03/15/43 (Call 09/15/42)	391	412,554
4.38%, 03/15/42 (Call 09/15/41)	571	608,078
4.63%, 07/15/35	255	285,785
4.63%, 11/15/41 (Call 05/15/41)	180	198,087
4.75%, 07/15/45	991	1,135,749
5.70%, 10/15/40 (Call 04/15/40)[a]	561	708,213
5.80%, 03/15/36	695	877,478
5.95%, 02/15/41 (Call 08/15/40)	536	693,558
6.50%, 06/15/37	21	28,472
6.63%, 11/15/37	111	152,983
6.88%, 02/15/38	535	758,121

		14,059,198

Security	Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[b]	$50	$71,276
Leucadia National Corp.
6.63%, 10/23/43 (Call 07/23/43)	200	170,000

		241,276
HOME FURNISHINGS — 0.04%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	200	204,429
5.15%, 03/01/43	155	169,914

		374,343
HOUSEHOLD PRODUCTS & WARES — 0.08%
Kimberly-Clark Corp.
3.70%, 06/01/43	18	18,386
6.63%, 08/01/37	518	737,496

		755,882
HOUSEWARES — 0.19%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)[a]	590	655,696
5.50%, 04/01/46 (Call 10/01/45)	970	1,108,757

		1,764,453
INSURANCE — 3.41%
Aflac Inc.
6.45%, 08/15/40	431	555,211
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	263	257,632
Allstate Corp. (The)
4.50%, 06/15/43	875	964,462
5.35%, 06/01/33	5	5,939
5.55%, 05/09/35	201	247,084
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,465	1,335,500
4.38%, 01/15/55 (Call 07/15/54)	250	221,994
4.50%, 07/16/44 (Call 01/16/44)	861	820,599
4.70%, 07/10/35 (Call 01/10/35)	764	772,910
4.80%, 07/10/45 (Call 01/10/45)	261	259,543
6.25%, 05/01/36	532	623,731
Aon Corp.
8.21%, 01/01/27	314	400,350
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)	711	690,790
4.60%, 06/14/44 (Call 03/14/44)[a]	300	299,730
4.75%, 05/15/45 (Call 11/15/44)	246	254,376

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	$475	$497,097
Assurant Inc.
6.75%, 02/15/34	235	281,815
AXA SA
8.60%, 12/15/30	767	1,020,110
AXIS Specialty Finance PLC
5.15%, 04/01/45[a]	5	5,148
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	68	73,036
4.40%, 05/15/42	304	332,040
5.75%, 01/15/40	430	545,394
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]	853	944,079
Chubb Corp. (The)
6.00%, 05/11/37	460	598,500
Chubb INA Holdings Inc.
4.15%, 03/13/43[a]	485	506,202
4.35%, 11/03/45 (Call 05/03/45)	1,335	1,449,415
Cincinnati Financial Corp.
6.92%, 05/15/28	11	14,047
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	230	272,607
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	261	261,491
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	14	13,282
5.95%, 10/15/36	306	352,022
6.10%, 10/01/41	365	434,966
6.63%, 03/30/40	105	130,539
Lincoln National Corp.
6.15%, 04/07/36	225	254,694
6.30%, 10/09/37	16	18,398
7.00%, 06/15/40	481	588,712
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	308	300,131
6.00%, 02/01/35[a]	150	180,637
Manulife Financial Corp.
5.38%, 03/04/46	250	279,659
Markel Corp.
5.00%, 03/30/43	3	3,042
5.00%, 04/05/46	455	465,267

Security	Principal (000s)	Value
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	$80	$82,037
5.88%, 08/01/33	205	244,298
MetLife Inc.
4.05%, 03/01/45[a]	1,155	1,106,513
4.13%, 08/13/42	348	336,570
4.60%, 05/13/46 (Call 11/13/45)[a]	824	860,019
4.72%, 12/15/44	518	548,281
4.88%, 11/13/43	489	525,334
5.70%, 06/15/35	431	511,657
6.40%, 12/15/66 (Call 12/15/31)	840	896,700
6.50%, 12/15/32	458	579,159
10.75%, 08/01/69 (Call 08/01/34)	16	24,720
Principal Financial Group Inc.
4.35%, 05/15/43[a]	500	489,445
4.63%, 09/15/42	5	5,068
6.05%, 10/15/36	166	197,951
Progressive Corp. (The)
3.70%, 01/26/45	250	243,278
4.35%, 04/25/44	261	281,523
6.25%, 12/01/32	173	218,345
Protective Life Corp.
8.45%, 10/15/39	249	331,442
Prudential Financial Inc.
4.60%, 05/15/44	346	355,053
5.10%, 08/15/43	11	11,522
5.40%, 06/13/35	470	515,094
5.63%, 05/12/41	13	14,579
5.70%, 12/14/36	389	443,457
5.80%, 11/16/41	100	114,835
5.90%, 03/17/36	210	241,172
6.20%, 11/15/40	100	118,637
6.63%, 06/21/40	5	6,223
Series B
5.75%, 07/15/33	8	9,096
Series D
6.63%, 12/01/37	906	1,128,252
Transatlantic Holdings Inc.
8.00%, 11/30/39	200	265,968
Travelers Companies Inc. (The)
4.60%, 08/01/43	66	74,464
5.35%, 11/01/40	310	383,978
6.25%, 06/15/37	772	1,032,691
6.75%, 06/20/36	50	70,081

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Travelers Property Casualty Corp.
6.38%, 03/15/33	$110	$144,335
Trinity Acquisition PLC
6.13%, 08/15/43	100	107,930
Unum Group
5.75%, 08/15/42	255	269,797
Validus Holdings Ltd.
8.88%, 01/26/40	134	175,405
Voya Financial Inc.
5.70%, 07/15/43	290	329,066
WR Berkley Corp.
4.75%, 08/01/44	116	115,002
6.25%, 02/15/37	300	356,410
XLIT Ltd.
5.50%, 03/31/45	429	414,204
6.25%, 05/15/27	86	101,067

		31,812,839
INTERNET — 0.30%
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (Call 05/28/34)[a]	614	622,673
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	688	779,494
4.95%, 12/05/44 (Call 06/05/44)[a]	925	1,079,903
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	380	306,608

		2,788,678
IRON & STEEL — 0.37%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	214	226,264
6.40%, 12/01/37	286	336,890
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	102,489
Vale Overseas Ltd.
6.88%, 11/21/36	1,830	1,507,462
6.88%, 11/10/39	1,005	817,819
8.25%, 01/17/34[a]	230	223,675
Vale SA
5.63%, 09/11/42[a]	285	214,463

		3,429,062
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	216	228,019

		228,019

Security	Principal (000s)	Value
LODGING — 0.02%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	$186	$182,896

		182,896
MACHINERY — 0.48%
Caterpillar Inc.
3.80%, 08/15/42	1,109	1,076,198
4.30%, 05/15/44 (Call 11/15/43)[a]	286	298,962
4.75%, 05/15/64 (Call 11/15/63)	203	215,589
5.20%, 05/27/41	614	717,319
5.30%, 09/15/35	11	12,851
6.05%, 08/15/36	111	141,325
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	330	366,448
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)[a]	996	1,014,528
5.38%, 10/16/29	255	317,020
7.13%, 03/03/31	11	15,308
8.10%, 05/15/30	50	74,976
Rockwell Automation Inc.
6.70%, 01/15/28	200	265,089

		4,515,613
MANUFACTURING — 1.57%
3M Co.
3.88%, 06/15/44	291	304,754
5.70%, 03/15/37	286	371,592
6.38%, 02/15/28	40	54,501
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	365	445,139
Eaton Corp.
4.00%, 11/02/32	673	687,192
4.15%, 11/02/42	116	118,902
General Electric Co.
4.13%, 10/09/42	571	606,072
4.50%, 03/11/44	1,359	1,512,388
5.88%, 01/14/38	1,108	1,447,642
6.15%, 08/07/37	222	299,958
6.88%, 01/10/39	1,271	1,851,445
Series A
6.75%, 03/15/32	2,569	3,523,536

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	$914	$938,669
4.88%, 09/15/41 (Call 03/15/41)	163	189,650
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	236	279,564
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	200	206,493
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	336	359,939
4.45%, 11/21/44 (Call 05/21/44)	428	476,007
Series A
6.25%, 05/15/38	100	133,990
Tyco Electronics Group SA
7.13%, 10/01/37	236	313,100
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	285	299,154
5.13%, 09/14/45 (Call 03/14/45)	264	288,853

		14,708,540
MEDIA — 5.10%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	859	908,937
4.95%, 10/15/45 (Call 04/15/45)	456	501,065
5.40%, 10/01/43	406	462,720
6.15%, 02/15/41	426	520,272
6.20%, 12/15/34	690	837,826
6.40%, 12/15/35	202	250,459
6.55%, 03/15/33	656	801,337
6.65%, 11/15/37[a]	780	992,121
6.90%, 08/15/39	11	14,145
7.75%, 12/01/45	308	435,739
7.85%, 03/01/39	375	516,932
8.15%, 10/17/36	100	137,016
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	200	197,306
4.85%, 07/01/42 (Call 01/01/42)	130	130,267
4.90%, 08/15/44 (Call 02/15/44)	100	101,584
5.50%, 05/15/33	604	650,057
5.90%, 10/15/40 (Call 04/15/40)	211	237,739
7.88%, 07/30/30	438	609,388

Security	Principal (000s)	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35 (Call 04/23/35)[b]	$1,051	$1,198,739
6.48%, 10/23/45 (Call 04/23/45)[b]	1,720	1,981,175
6.83%, 10/23/55 (Call 04/23/55)[b]	321	367,279
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	1,510	1,604,199
4.25%, 01/15/33	942	997,959
4.40%, 08/15/35 (Call 02/15/35)	100	108,880
4.50%, 01/15/43[a]	711	770,639
4.60%, 08/15/45 (Call 02/15/45)	1,400	1,546,213
4.65%, 07/15/42	827	911,367
4.75%, 03/01/44	1,316	1,481,498
5.65%, 06/15/35	11	13,560
6.40%, 05/15/38	136	180,384
6.40%, 03/01/40	16	21,416
6.45%, 03/15/37	278	368,522
6.50%, 11/15/35	511	687,960
6.55%, 07/01/39	14	18,995
6.95%, 08/15/37	633	885,125
7.05%, 03/15/33	161	220,235
Discovery Communications LLC
4.88%, 04/01/43	331	295,517
6.35%, 06/01/40	1,050	1,071,434
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	1,086	999,581
6.13%, 01/31/46 (Call 06/30/45)	400	423,600
6.63%, 01/15/40	271	302,326
Historic TW Inc.
6.63%, 05/15/29	1,280	1,582,685
NBCUniversal Media LLC
4.45%, 01/15/43	816	873,605
5.95%, 04/01/41	699	899,799
6.40%, 04/30/40	832	1,110,198
TCI Communications Inc.
7.13%, 02/15/28	200	270,637
7.88%, 02/15/26	370	517,668
Thomson Reuters Corp.
5.50%, 08/15/35	150	161,386
5.65%, 11/23/43 (Call 05/23/43)	186	205,693
5.85%, 04/15/40	616	680,624

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	$325	$286,827
5.50%, 09/01/41 (Call 03/01/41)	742	728,460
5.88%, 11/15/40 (Call 05/15/40)	720	747,310
6.55%, 05/01/37	397	443,865
6.75%, 06/15/39	811	926,768
7.30%, 07/01/38	800	955,549
Time Warner Companies Inc.
6.95%, 01/15/28	21	26,191
Time Warner Entertainment Co. LP
8.38%, 07/15/33	1,073	1,400,094
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	1,366	1,392,573
4.85%, 07/15/45 (Call 01/15/45)	1,207	1,267,423
4.90%, 06/15/42	243	256,445
5.35%, 12/15/43	466	513,609
5.38%, 10/15/41	200	220,327
6.10%, 07/15/40	175	207,693
6.20%, 03/15/40	14	16,681
6.25%, 03/29/41	286	346,442
6.50%, 11/15/36	413	504,706
7.63%, 04/15/31	508	673,181
7.70%, 05/01/32[a]	764	1,020,291
Viacom Inc.
4.38%, 03/15/43	850	658,955
4.50%, 02/27/42	125	100,069
4.85%, 12/15/34 (Call 06/15/34)	290	261,523
4.88%, 06/15/43 (Call 12/15/42)	100	84,037
5.25%, 04/01/44 (Call 10/01/43)	325	294,801
5.85%, 09/01/43 (Call 03/01/43)	650	625,498
6.88%, 04/30/36	620	657,493
Walt Disney Co. (The)
4.13%, 06/01/44[a]	250	271,380
4.38%, 08/16/41	585	650,813
7.00%, 03/01/32	391	553,489
Series E
4.13%, 12/01/41	412	443,183

		47,599,484
METAL FABRICATE & HARDWARE — 0.12%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	166	170,521
4.20%, 06/15/35 (Call 12/15/34)	500	539,921
4.38%, 06/15/45 (Call 12/15/44)[a]	11	12,207

Security	Principal (000s)	Value
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	$205	$183,988
5.25%, 10/01/54 (Call 04/01/54)	230	197,078

		1,103,715
MINING — 1.11%
Barrick Gold Corp.
5.25%, 04/01/42	340	310,199
Barrick North America Finance LLC
5.70%, 05/30/41[a]	555	520,929
5.75%, 05/01/43	475	464,442
7.50%, 09/15/38	27	28,396
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	605	569,680
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	880	834,370
5.00%, 09/30/43[a]	1,073	1,133,166
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	161	150,382
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	215	193,424
5.88%, 04/01/35	176	173,801
6.25%, 10/01/39	954	980,534
Rio Tinto Alcan Inc.
5.75%, 06/01/35	11	11,814
6.13%, 12/15/33	11	12,385
7.25%, 03/15/31	225	264,865
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40[a]	950	988,128
7.13%, 07/15/28	292	358,850
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	731	672,564
4.75%, 03/22/42 (Call 09/22/41)	155	156,460
Southern Copper Corp.
5.25%, 11/08/42	590	488,225
5.88%, 04/23/45	775	681,031
6.75%, 04/16/40[a]	800	776,000
7.50%, 07/27/35[a]	538	564,900
Vale Canada Ltd.
7.20%, 09/15/32	50	42,000

		10,376,545

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
4.80%, 03/01/35[a]	$161	$150,304
6.75%, 12/15/39	175	165,451

		315,755
OIL & GAS — 6.10%
Anadarko Finance Co.
7.50%, 05/01/31	400	450,756
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	277,271
6.20%, 03/15/40	805	831,848
6.45%, 09/15/36	960	1,023,570
6.60%, 03/15/46 (Call 09/15/45)[a]	825	919,185
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	225	205,021
4.75%, 04/15/43 (Call 10/15/42)	1,275	1,221,612
5.10%, 09/01/40 (Call 03/01/40)	530	520,147
6.00%, 01/15/37	861	926,328
Burlington Resources Finance Co.
7.20%, 08/15/31	384	457,936
7.40%, 12/01/31	591	715,137
Canadian Natural Resources Ltd.
5.85%, 02/01/35	225	208,478
6.25%, 03/15/38	880	855,879
6.45%, 06/30/33	200	196,626
7.20%, 01/15/32	250	255,019
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	1,200	1,279,889
Conoco Funding Co.
7.25%, 10/15/31	497	598,900
ConocoPhillips
5.90%, 10/15/32	13	14,474
6.50%, 02/01/39	806	995,822
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	200	227,260
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	415	397,634
4.30%, 11/15/44 (Call 05/15/44)	725	697,833
5.95%, 03/15/46 (Call 09/15/45)[a]	250	297,806
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,441	1,730,514

Security	Principal (000s)	Value
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	$1,525	$1,252,310
5.00%, 06/15/45 (Call 12/15/44)	350	294,342
5.60%, 07/15/41 (Call 01/15/41)	125	109,265
7.95%, 04/15/32	80	85,724
Devon Financing Co. LLC
7.88%, 09/30/31	550	584,864
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	300	279,000
5.88%, 05/28/45	950	760,000
7.38%, 09/18/43	1,000	928,750
Encana Corp.
6.50%, 08/15/34	1,500	1,327,500
Eni USA Inc.
7.30%, 11/15/27	205	246,045
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	396	378,853
5.10%, 01/15/36 (Call 07/15/35)	275	302,119
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)[a]	34	33,169
4.11%, 03/01/46 (Call 09/01/45)[a]	1,595	1,695,867
Hess Corp.
5.60%, 02/15/41	551	534,070
6.00%, 01/15/40	200	199,092
7.13%, 03/15/33	225	239,554
7.30%, 08/15/31	962	1,046,766
7.88%, 10/01/29	524	593,342
Kerr-McGee Corp.
7.88%, 09/15/31	14	15,766
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	250	206,250
6.60%, 10/01/37	630	595,350
6.80%, 03/15/32	26	24,960
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	650	522,342
5.00%, 09/15/54 (Call 03/15/54)	200	156,993
5.85%, 12/15/45 (Call 06/15/45)	125	113,844
6.50%, 03/01/41 (Call 09/01/40)	365	363,367
Nexen Energy ULC
6.40%, 05/15/37	654	780,588
7.50%, 07/30/39	375	487,264
7.88%, 03/15/32	160	213,142

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	$570	$543,280
6.00%, 03/01/41 (Call 09/01/40)	735	736,261
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	850	883,522
4.63%, 06/15/45 (Call 12/15/44)	214	228,459
Petro-Canada
5.35%, 07/15/33	125	130,944
5.95%, 05/15/35	11	12,148
6.80%, 05/15/38	812	970,612
Petroleos Mexicanos
5.50%, 06/27/44	2,575	2,159,125
5.63%, 01/23/46	1,350	1,146,376
6.38%, 01/23/45	1,050	984,456
6.50%, 06/02/41	1,750	1,664,035
6.63%, 06/15/35	1,755	1,714,069
6.63%, 06/15/38	300	287,442
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	379	384,277
4.88%, 11/15/44 (Call 05/15/44)	1,368	1,408,109
5.88%, 05/01/42	365	409,056
Shell International Finance BV
4.00%, 05/10/46	500	488,405
4.13%, 05/11/35	565	579,182
4.38%, 05/11/45	1,800	1,856,843
4.55%, 08/12/43	1,831	1,929,426
5.50%, 03/25/40	346	405,443
6.38%, 12/15/38	913	1,166,725
Statoil ASA
3.95%, 05/15/43	800	775,990
4.25%, 11/23/41	250	252,504
4.80%, 11/08/43	400	439,858
5.10%, 08/17/40	380	433,798
6.50%, 12/01/28[b]	100	131,962
6.80%, 01/15/28	75	96,931
7.15%, 01/15/29	100	132,341
Suncor Energy Inc.
5.95%, 12/01/34	150	165,426
6.50%, 06/15/38	706	837,410
6.85%, 06/01/39	670	808,566
Tosco Corp.
7.80%, 01/01/27	364	454,302
8.13%, 02/15/30	61	76,709

Security	Principal (000s)	Value
Valero Energy Corp.
4.90%, 03/15/45[a]	$570	$496,009
6.63%, 06/15/37	1,152	1,197,239
7.50%, 04/15/32	258	291,948
10.50%, 03/15/39[a]	11	14,824
XTO Energy Inc.
6.75%, 08/01/37	411	586,571

		56,956,026
OIL & GAS SERVICES — 0.59%
Baker Hughes Inc.
5.13%, 09/15/40	490	528,438
6.88%, 01/15/29	644	816,169
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	422	401,380
4.75%, 08/01/43 (Call 02/01/43)	825	814,327
4.85%, 11/15/35 (Call 05/15/35)	1,025	1,052,492
5.00%, 11/15/45 (Call 05/15/45)[a]	265	271,743
6.70%, 09/15/38	21	25,234
7.45%, 09/15/39	851	1,112,487
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)[a]	680	500,801

		5,523,071
PACKAGING & CONTAINERS — 0.03%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	253	285,570

		285,570
PHARMACEUTICALS — 4.63%
Abbott Laboratories
5.30%, 05/27/40	503	579,002
6.00%, 04/01/39	433	547,774
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	500	496,305
4.40%, 11/06/42	1,540	1,514,970
4.50%, 05/14/35 (Call 11/14/34)	1,620	1,639,138
4.70%, 05/14/45 (Call 11/14/44)	1,491	1,529,917
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,208	1,190,570
4.75%, 03/15/45 (Call 09/15/44)[a]	2,053	2,025,689
4.85%, 06/15/44 (Call 12/15/43)	499	501,613
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	381	372,986

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	$336	$334,013
AstraZeneca PLC
4.00%, 09/18/42	605	601,497
4.38%, 11/16/45	810	849,927
6.45%, 09/15/37[a]	1,330	1,751,521
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)[b]	710	716,745
Bristol-Myers Squibb Co.
3.25%, 08/01/42	7	6,603
4.50%, 03/01/44 (Call 09/01/43)[a]	368	422,696
5.88%, 11/15/36	820	1,059,654
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	286	291,235
4.60%, 03/15/43	600	620,117
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	732	731,243
5.50%, 03/15/27	459	575,422
5.55%, 03/15/37	166	206,506
Express Scripts Holding Co.
6.13%, 11/15/41[a]	458	526,960
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	5	5,347
5.38%, 04/15/34	200	241,002
6.38%, 05/15/38	1,658	2,263,859
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)[a]	1,270	1,330,551
3.70%, 03/01/46 (Call 09/01/45)	725	765,686
4.38%, 12/05/33 (Call 06/05/33)	1,704	1,956,453
4.50%, 09/01/40[a]	208	244,220
4.50%, 12/05/43 (Call 06/05/43)	379	449,627
4.85%, 05/15/41[a]	11	13,593
4.95%, 05/15/33	261	319,037
5.85%, 07/15/38	113	157,200
5.95%, 08/15/37	218	304,129
6.95%, 09/01/29	14	20,230
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	634	697,805
6.00%, 03/01/41 (Call 09/01/40)	80	98,471
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	203	208,271
5.90%, 11/01/39	340	403,731

Security	Principal (000s)	Value
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	$11	$10,842
3.70%, 02/10/45 (Call 08/10/44)[a]	1,609	1,604,519
4.15%, 05/18/43	540	574,954
6.50%, 12/01/33	344	458,474
6.55%, 09/15/37	107	147,067
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	700	858,255
5.85%, 06/30/39	11	13,978
5.95%, 12/01/28	486	609,401
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	247	252,832
Novartis Capital Corp.
3.70%, 09/21/42	363	374,411
4.00%, 11/20/45 (Call 05/20/45)[a]	471	507,762
4.40%, 05/06/44	1,450	1,657,240
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)	250	241,727
Perrigo Finance Unlimited Co.
4.90%, 12/15/44 (Call 06/15/44)	221	202,437
Pfizer Inc.
4.30%, 06/15/43	346	377,189
4.40%, 05/15/44[a]	281	311,650
5.60%, 09/15/40	100	124,606
7.20%, 03/15/39	1,802	2,663,887
Pharmacia LLC
6.60%, 12/01/28	650	861,598
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	406	473,200
Wyeth LLC
5.95%, 04/01/37	1,330	1,715,097
6.00%, 02/15/36	21	26,802
6.50%, 02/01/34	18	23,891
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	590	578,042

		43,241,176
PIPELINES — 3.06%
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	88,814
5.85%, 11/15/43 (Call 05/15/43)	445	402,667
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	269	297,401
6.63%, 11/01/37	11	13,358

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)[b]	$25	$23,629
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	25	26,883
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	11	12,067
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	125	93,125
Enbridge Energy Partners LP
Series B
7.50%, 04/15/38	461	512,307
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	163,353
Energy Transfer Partners LP
4.90%, 03/15/35 (Call 09/15/34)	220	181,366
5.15%, 02/01/43 (Call 08/01/42)	355	287,544
5.15%, 03/15/45 (Call 09/15/44)	500	423,076
6.05%, 06/01/41 (Call 12/01/40)	136	122,533
6.13%, 12/15/45 (Call 06/15/45)	700	655,652
6.50%, 02/01/42 (Call 08/01/41)	1,080	1,042,608
6.63%, 10/15/36	135	129,032
7.50%, 07/01/38	211	219,464
8.25%, 11/15/29 (Call 08/15/29)	50	57,996
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	250	183,750
5.60%, 04/01/44 (Call 10/01/43)	180	137,700
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)[a]	600	607,919
3.95%, 02/15/27 (Call 11/15/26)	115	118,643
4.45%, 02/15/43 (Call 08/15/42)	675	631,352
4.85%, 08/15/42 (Call 02/15/42)	125	122,526
4.85%, 03/15/44 (Call 09/15/43)	700	690,937
4.90%, 05/15/46 (Call 11/15/45)	545	546,212
4.95%, 10/15/54 (Call 04/15/54)	950	883,096
5.10%, 02/15/45 (Call 08/15/44)	325	333,063
5.70%, 02/15/42	470	511,123
5.95%, 02/01/41	198	217,449
6.13%, 10/15/39	145	160,175
7.55%, 04/15/38	212	259,287
Series D
6.88%, 03/01/33	264	307,001
Series H
6.65%, 10/15/34	111	127,234

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	$215	$176,083
5.00%, 08/15/42 (Call 02/15/42)	250	213,201
5.00%, 03/01/43 (Call 09/01/42)	100	85,157
5.40%, 09/01/44 (Call 03/01/44)	360	320,232
5.50%, 03/01/44 (Call 09/01/43)	250	225,847
5.80%, 03/15/35	775	725,655
6.38%, 03/01/41	230	222,732
6.55%, 09/15/40	100	97,201
6.95%, 01/15/38	1,022	1,052,555
7.30%, 08/15/33	11	11,454
7.40%, 03/15/31	118	123,013
7.50%, 11/15/40	416	435,874
7.75%, 03/15/32	100	107,232
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	425	372,707
5.30%, 12/01/34 (Call 06/01/34)	1,900	1,716,106
5.55%, 06/01/45 (Call 12/01/44)	1,550	1,429,661
7.75%, 01/15/32	25	27,045
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	200	177,054
4.20%, 03/15/45 (Call 09/15/44)	200	177,502
5.15%, 10/15/43 (Call 04/15/43)	250	252,358
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	545	517,706
6.20%, 09/15/43 (Call 03/15/43)	25	23,935
6.65%, 10/01/36	50	48,715
6.85%, 10/15/37	400	396,167
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	196,680
4.90%, 02/15/45 (Call 08/15/44)	425	347,126
5.15%, 06/01/42 (Call 12/01/41)	430	351,364
6.65%, 01/15/37	350	326,406
Southern Natural Gas Co. LLC
8.00%, 03/01/32	12	13,029
Spectra Energy Capital LLC
7.50%, 09/15/38	251	272,960
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	250	235,167
5.95%, 09/25/43 (Call 03/25/43)	241	263,793

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	$750	$642,833
5.30%, 04/01/44 (Call 10/01/43)	303	265,739
6.10%, 02/15/42	175	168,725
6.85%, 02/15/40	16	15,841
Texas Eastern Transmission LP
7.00%, 07/15/32	276	323,604
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	655	658,066
5.00%, 10/16/43 (Call 04/16/43)	460	474,799
5.60%, 03/31/34	100	110,322
5.85%, 03/15/36	100	112,136
6.10%, 06/01/40	74	86,040
6.20%, 10/15/37	384	439,348
7.25%, 08/15/38	516	647,499
7.63%, 01/15/39	1,025	1,372,485
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	635	541,086
5.40%, 08/15/41 (Call 02/15/41)	26	24,046
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	130	111,800
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	475	370,500
5.40%, 03/04/44 (Call 09/04/43)	600	489,000
5.80%, 11/15/43 (Call 05/15/43)	50	41,750
6.30%, 04/15/40	200	182,000

		28,609,678
REAL ESTATE INVESTMENT TRUSTS — 0.60%
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	285	280,840
Brandywine Operating Partnership LP
4.55%, 10/01/29 (Call 07/01/29)	5	5,032
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	640	683,617
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	111	117,671
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	280	335,559
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	14	14,373

Security	Principal (000s)	Value
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	$316	$306,491
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	302	288,629
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)[a]	5	5,228
5.88%, 03/15/35	250	292,019
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)[a]	14	14,498
4.75%, 03/15/42 (Call 09/15/41)	280	309,142
6.75%, 02/01/40 (Call 11/01/39)	550	759,204
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	447	411,964
5.70%, 09/30/43 (Call 03/30/43)	11	12,331
Welltower Inc.
5.13%, 03/15/43 (Call 09/15/42)	205	212,205
6.50%, 03/15/41 (Call 09/15/40)	287	347,788
Weyerhaeuser Co.
6.88%, 12/15/33	150	180,899
6.95%, 10/01/27	278	339,748
7.38%, 03/15/32	541	687,954

		5,605,192
RETAIL — 4.10%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	572	528,524
5.17%, 08/01/44 (Call 02/01/44)[a]	175	150,267
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	879	997,292
5.13%, 07/20/45 (Call 01/20/45)	2,081	2,412,979
5.30%, 12/05/43 (Call 06/05/43)	18	21,227
5.75%, 05/15/41 (Call 11/15/40)	11	13,618
6.13%, 09/15/39	746	953,332
6.25%, 06/01/27	471	559,275
Darden Restaurants Inc.
6.80%, 10/15/37	185	210,302
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	121	129,096
4.25%, 04/01/46 (Call 10/01/45)	1,050	1,137,838
4.40%, 03/15/45 (Call 09/15/44)	776	852,584
4.88%, 02/15/44 (Call 08/15/43)	511	598,270
5.40%, 09/15/40 (Call 03/15/40)	21	25,832
5.88%, 12/16/36[a]	1,375	1,771,064
5.95%, 04/01/41 (Call 10/01/40)	963	1,264,896

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	$430	$358,163
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	750	731,984
4.38%, 09/15/45 (Call 03/15/45)	500	538,519
4.65%, 04/15/42 (Call 10/15/41)	439	489,023
5.00%, 09/15/43 (Call 03/15/43)	670	783,683
5.50%, 10/15/35	11	13,350
5.80%, 10/15/36	16	19,997
5.80%, 04/15/40 (Call 10/15/39)	391	494,733
6.65%, 09/15/37	161	220,450
6.88%, 02/15/28	675	912,840
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	76	56,979
4.50%, 12/15/34 (Call 06/15/34)	107	90,401
5.13%, 01/15/42 (Call 07/15/41)	316	264,320
6.38%, 03/15/37	213	206,760
6.70%, 07/15/34	255	266,310
6.90%, 04/01/29	600	643,087
6.90%, 01/15/32	37	38,860
McDonald’s Corp.
3.63%, 05/01/43	11	10,093
3.70%, 02/15/42	518	482,463
4.60%, 05/26/45 (Call 11/26/44)[a]	311	330,713
4.70%, 12/09/35 (Call 06/09/35)[a]	375	407,860
4.88%, 12/09/45 (Call 06/09/45)	1,471	1,632,506
5.70%, 02/01/39	200	237,505
6.30%, 10/15/37	360	454,943
6.30%, 03/01/38	365	462,279
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[a]	257	232,579
6.95%, 03/15/28	180	217,149
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	418	368,032
5.95%, 03/15/43	100	89,734
Starbucks Corp.
4.30%, 06/15/45 (Call 12/15/44)	197	222,011
Target Corp.
3.63%, 04/15/46	1,130	1,101,602
4.00%, 07/01/42	1,021	1,053,613
6.35%, 11/01/32	7	9,210
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	83	78,904

Security	Principal (000s)	Value
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	$1,261	$1,329,632
4.30%, 04/22/44 (Call 10/22/43)[a]	922	1,015,762
4.75%, 10/02/43 (Call 04/02/43)	216	251,705
4.88%, 07/08/40	168	196,759
5.00%, 10/25/40	348	414,911
5.25%, 09/01/35	1,265	1,590,330
5.63%, 04/01/40	116	148,441
5.63%, 04/15/41	289	370,856
5.88%, 04/05/27	21	27,038
6.20%, 04/15/38	2,164	2,940,260
6.50%, 08/15/37	1,764	2,470,518
7.55%, 02/15/30	683	1,016,871
Walgreen Co.
4.40%, 09/15/42	125	121,097
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	226	230,033
4.65%, 06/01/46 (Call 12/01/45)	25	25,340
4.80%, 11/18/44 (Call 05/18/44)	969	993,802

		38,290,406
SEMICONDUCTORS — 0.68%
Analog Devices Inc.
5.30%, 12/15/45 (Call 06/15/45)	387	448,300
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	420	459,300
5.85%, 06/15/41	311	366,601
Intel Corp.
4.00%, 12/15/32	386	408,297
4.25%, 12/15/42	21	21,625
4.80%, 10/01/41	1,080	1,197,359
4.90%, 07/29/45 (Call 01/29/45)	1,451	1,636,135
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)	215	225,329
QUALCOMM Inc.
4.65%, 05/20/35 (Call 11/20/34)	476	498,592
4.80%, 05/20/45 (Call 11/20/44)	1,085	1,090,759

		6,352,297
SOFTWARE — 1.78%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	1,258	1,267,144
3.50%, 11/15/42	350	334,508
3.75%, 05/01/43 (Call 11/01/42)	373	373,266

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.75%, 02/12/45 (Call 08/12/44)	$428	$427,561
4.00%, 02/12/55 (Call 08/12/54)	1,673	1,648,388
4.20%, 11/03/35 (Call 05/03/35)[a]	521	571,477
4.45%, 11/03/45 (Call 05/03/45)	1,201	1,335,971
4.50%, 10/01/40	404	449,609
4.75%, 11/03/55 (Call 05/03/55)	471	527,721
4.88%, 12/15/43 (Call 06/15/43)	504	592,618
5.20%, 06/01/39	322	391,526
5.30%, 02/08/41	623	772,287
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	1,336	1,366,598
3.90%, 05/15/35 (Call 11/15/34)	750	760,308
4.13%, 05/15/45 (Call 11/15/44)	1,100	1,127,828
4.30%, 07/08/34 (Call 01/08/34)	1,332	1,415,877
4.38%, 05/15/55 (Call 11/15/54)	314	316,297
4.50%, 07/08/44 (Call 01/08/44)	717	773,343
5.38%, 07/15/40	819	979,992
6.13%, 07/08/39	946	1,232,659

		16,664,978
TELECOMMUNICATIONS — 7.34%
America Movil SAB de CV
4.38%, 07/16/42[a]	643	625,334
6.13%, 11/15/37	125	144,814
6.13%, 03/30/40	1,321	1,556,147
6.38%, 03/01/35	145	172,901
AT&T Corp.
8.25%, 11/15/31[a]	945	1,325,544
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	501	467,495
4.35%, 06/15/45 (Call 12/15/44)	729	680,515
4.50%, 05/15/35 (Call 11/15/34)	1,135	1,137,009
4.75%, 05/15/46 (Call 11/15/45)	1,645	1,630,510
4.80%, 06/15/44 (Call 12/15/43)	2,070	2,065,050
5.15%, 03/15/42	1,066	1,105,395
5.35%, 09/01/40	975	1,035,972
5.55%, 08/15/41	307	334,475
5.65%, 02/15/47 (Call 08/15/46)	750	839,965
6.00%, 08/15/40 (Call 05/15/40)	251	284,450
6.15%, 09/15/34	647	736,649
6.30%, 01/15/38	2,328	2,712,925
6.35%, 03/15/40	325	382,303
6.38%, 03/01/41	633	746,120
6.40%, 05/15/38	350	407,853

Security	Principal (000s)	Value
6.45%, 06/15/34	$540	$636,913
6.50%, 09/01/37	376	451,175
6.55%, 02/15/39	586	700,727
AT&T Mobility LLC
7.13%, 12/15/31[a]	400	506,898
BellSouth Capital Funding Corp.
7.88%, 02/15/30	36	43,626
BellSouth LLC
6.55%, 06/15/34	261	295,785
6.88%, 10/15/31	311	368,040
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	200	225,858
British Telecommunications PLC
9.63%, 12/15/30	1,391	2,188,668
Cisco Systems Inc.
5.50%, 01/15/40	1,541	1,953,837
5.90%, 02/15/39	549	722,729
Corning Inc.
4.70%, 03/15/37[a]	75	75,137
4.75%, 03/15/42	441	445,194
5.75%, 08/15/40	148	168,319
7.25%, 08/15/36 (Call 08/15/26)	205	244,500
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,580	2,342,135
9.25%, 06/01/32	219	341,584
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)[a]	442	470,831
5.05%, 04/27/45 (Call 10/27/44)	150	164,376
6.15%, 12/15/40	105	127,281
Juniper Networks Inc.
5.95%, 03/15/41	280	263,234
Koninklijke KPN NV
8.38%, 10/01/30	501	682,843
Motorola Solutions Inc.
5.50%, 09/01/44	246	211,922
New Cingular Wireless Services Inc.
8.75%, 03/01/31	556	802,244
Orange SA
5.38%, 01/13/42	271	323,259
5.50%, 02/06/44 (Call 08/06/43)[a]	716	878,554
9.00%, 03/01/31	1,105	1,692,563
Pacific Bell Telephone Co.
7.13%, 03/15/26	625	788,567

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Qwest Corp.
6.88%, 09/15/33 (Call 06/27/16)	$760	$742,900
7.13%, 11/15/43 (Call 06/27/16)	323	313,310
7.25%, 10/15/35 (Call 06/27/16)	11	10,670
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	150	151,948
5.00%, 03/15/44 (Call 09/15/43)	620	685,493
5.45%, 10/01/43 (Call 04/01/43)	21	24,321
7.50%, 08/15/38	795	1,048,589
Telefonica Emisiones SAU
7.05%, 06/20/36	1,025	1,284,592
Telefonica Europe BV
8.25%, 09/15/30[a]	587	818,288
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	926	844,772
4.27%, 01/15/36	1,500	1,495,268
4.40%, 11/01/34 (Call 05/01/34)	2,539	2,574,978
4.52%, 09/15/48	2,550	2,561,240
4.67%, 03/15/55	3,024	2,953,033
4.75%, 11/01/41	265	273,916
4.86%, 08/21/46	2,962	3,145,297
5.01%, 08/21/54	2,177	2,243,455
5.05%, 03/15/34 (Call 12/15/33)[a]	851	924,011
5.85%, 09/15/35	580	689,743
6.00%, 04/01/41	373	447,574
6.25%, 04/01/37	16	19,426
6.40%, 09/15/33	800	994,928
6.40%, 02/15/38	401	492,740
6.55%, 09/15/43	2,996	3,929,331
6.90%, 04/15/38	800	1,035,511
Vodafone Group PLC
4.38%, 02/19/43	320	295,744
6.15%, 02/27/37[a]	991	1,132,026
6.25%, 11/30/32	461	523,230
7.88%, 02/15/30[a]	302	387,907

		68,552,466
TEXTILES — 0.04%
Cintas Corp. No. 2
6.15%, 08/15/36	332	402,395

		402,395

Security	Principal (000s)	Value
TOYS, GAMES & HOBBIES — 0.11%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	$151	$155,167
6.35%, 03/15/40	295	349,301
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	425	437,579
6.20%, 10/01/40	61	68,132

		1,010,179
TRANSPORTATION — 2.80%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	165	166,852
4.15%, 04/01/45 (Call 10/01/44)	673	699,826
4.38%, 09/01/42 (Call 03/01/42)	337	359,114
4.40%, 03/15/42 (Call 09/15/41)	313	334,567
4.45%, 03/15/43 (Call 09/15/42)	11	11,864
4.55%, 09/01/44 (Call 03/01/44)	457	501,668
4.70%, 09/01/45 (Call 03/01/45)	461	518,737
4.90%, 04/01/44 (Call 10/01/43)	1,281	1,472,544
4.95%, 09/15/41 (Call 03/15/41)	114	130,229
5.05%, 03/01/41 (Call 09/01/40)	26	29,965
5.15%, 09/01/43 (Call 03/01/43)	173	204,038
5.40%, 06/01/41 (Call 12/01/40)	270	325,086
5.75%, 05/01/40 (Call 11/01/39)	466	583,815
6.15%, 05/01/37	161	207,699
6.20%, 08/15/36	350	451,672
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	170	163,026
4.50%, 11/07/43 (Call 05/07/43)	255	285,588
6.20%, 06/01/36	170	225,208
6.25%, 08/01/34	111	145,480
6.38%, 11/15/37	181	245,850
6.90%, 07/15/28	470	650,206
Canadian Pacific Railway Co.
3.70%, 02/01/26 (Call 11/01/25)	525	551,234
4.80%, 09/15/35 (Call 03/15/35)	114	124,761
4.80%, 08/01/45 (Call 02/01/45)	100	110,196
5.75%, 03/15/33	7	8,172
5.75%, 01/15/42	261	316,379
5.95%, 05/15/37	16	19,432
6.13%, 09/15/15 (Call 03/15/15)	6	7,148
7.13%, 10/15/31	590	799,786

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	$300	$288,826
4.10%, 03/15/44 (Call 09/15/43)	902	913,002
4.40%, 03/01/43 (Call 09/01/42)	287	303,818
4.50%, 08/01/54 (Call 02/01/54)	389	398,598
4.75%, 05/30/42 (Call 11/30/41)	552	609,754
5.50%, 04/15/41 (Call 10/15/40)	70	83,249
6.00%, 10/01/36	496	616,021
6.15%, 05/01/37	25	31,636
6.22%, 04/30/40	105	135,196
FedEx Corp.
3.88%, 08/01/42	209	194,633
3.90%, 02/01/35[a]	886	865,759
4.10%, 04/15/43	2	1,932
4.10%, 02/01/45	261	251,781
4.50%, 02/01/65	86	82,946
4.55%, 04/01/46 (Call 10/01/45)	775	801,068
4.75%, 11/15/45 (Call 05/15/45)	725	766,837
4.90%, 01/15/34	338	370,980
5.10%, 01/15/44	416	461,158
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)[b]	100	97,111
4.95%, 08/15/45 (Call 02/15/45)[b]	476	507,453
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)	441	471,017
4.65%, 01/15/46 (Call 07/15/45)	585	644,053
4.80%, 08/15/43 (Call 02/15/43)	849	945,510
4.84%, 10/01/41	479	533,018
6.00%, 03/15/05	11	12,471
6.00%, 05/23/11	436	494,504
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	161	167,545
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	516	497,872
3.88%, 02/01/55 (Call 08/01/54)	675	655,122
4.05%, 11/15/45 (Call 05/15/45)	381	395,200
4.05%, 03/01/46 (Call 09/01/45)	170	176,366
4.15%, 01/15/45 (Call 07/15/44)	75	78,503
4.30%, 06/15/42 (Call 12/15/41)	509	542,958
4.38%, 11/15/65 (Call 05/15/65)	6	6,085
4.75%, 09/15/41 (Call 03/15/41)	8	8,971
4.75%, 12/15/43 (Call 06/15/43)	100	113,297
4.82%, 02/01/44 (Call 08/01/43)	570	650,609
4.85%, 06/15/44 (Call 12/15/43)	14	16,063
6.63%, 02/01/29	307	416,375

Security	Principal (000s)	Value
United Parcel Service Inc.
3.63%, 10/01/42	$5	$5,008
4.88%, 11/15/40 (Call 05/15/40)	530	629,717
6.20%, 01/15/38	788	1,072,850
United Parcel Service of America Inc.
8.38%, 04/01/30[c]	114	164,555

		26,129,569
TRUCKING & LEASING — 0.03%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	300	294,114

		294,114
WATER — 0.17%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	16	17,052
4.30%, 09/01/45 (Call 03/01/45)	500	538,378
6.59%, 10/15/37	239	325,958
United Utilities PLC
6.88%, 08/15/28	300	346,892
Veolia Environnement SA
6.75%, 06/01/38	250	324,477

		1,552,757

TOTAL CORPORATE BONDS & NOTES
(Cost: $771,918,933)		774,142,838

FOREIGN GOVERNMENT OBLIGATIONS[d] — 6.49%

CANADA — 0.24%
Province of Quebec Canada
7.50%, 09/15/29	1,520	2,255,654

		2,255,654
CHILE — 0.05%
Chile Government International Bond
3.63%, 10/30/42[a]	450	430,010

		430,010
COLOMBIA — 0.60%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	400	369,755
5.63%, 02/26/44 (Call 08/26/43)	2,400	2,379,575
6.13%, 01/18/41[a]	1,450	1,521,895
7.38%, 09/18/37[a]	900	1,068,789
10.38%, 01/28/33	200	290,762

		5,630,776

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
ISRAEL — 0.07%
Israel Government International Bond
4.50%, 01/30/43	$600	$644,280

		644,280
ITALY — 0.14%
Italy Government International Bond
5.38%, 06/15/33	1,092	1,309,422

		1,309,422
MEXICO — 1.29%
Mexico Government International Bond
4.60%, 01/23/46	2,500	2,422,902
4.75%, 03/08/44[a]	1,890	1,870,979
5.55%, 01/21/45[a]	1,050	1,167,316
5.75%, 10/12/49	2,030	2,041,983
6.05%, 01/11/40	1,000	1,169,794
6.75%, 09/27/34	1,025	1,315,805
7.50%, 04/08/33	477	657,530
8.30%, 08/15/31[a]	955	1,441,239

		12,087,548
PANAMA — 0.45%
Panama Government International Bond
6.70%, 01/26/36	1,480	1,872,753
7.13%, 01/29/26[a]	500	635,934
8.88%, 09/30/27	150	212,956
9.38%, 04/01/29	1,030	1,516,087

		4,237,730
PERU — 0.51%
Peruvian Government International Bond
4.13%, 08/25/27[a]	950	997,998
5.63%, 11/18/50	1,225	1,390,920
6.55%, 03/14/37[a]	495	622,719
8.75%, 11/21/33	1,200	1,786,804

		4,798,441
PHILIPPINES — 0.88%
Philippine Government International Bond
3.95%, 01/20/40	1,200	1,314,000
5.00%, 01/13/37[a]	1,600	2,014,000
6.38%, 01/15/32	1,400	1,949,500

Security	Principal (000s)	Value
6.38%, 10/23/34	$800	$1,132,000
7.75%, 01/14/31	700	1,075,375
9.50%, 02/02/30	450	763,313

		8,248,188
SOUTH AFRICA — 0.13%
South Africa Government International Bond
5.38%, 07/24/44[a]	1,000	963,750
6.25%, 03/08/41[a]	200	213,224

		1,176,974
SOUTH KOREA — 0.15%
Export-Import Bank of Korea
3.25%, 08/12/26	450	474,205
Korea International Bond
4.13%, 06/10/44[a]	700	881,550

		1,355,755
SUPRANATIONAL — 0.41%
Asian Development Bank
5.82%, 06/16/28	310	406,187
European Investment Bank
4.88%, 02/15/36	695	922,345
Inter-American Development Bank
3.20%, 08/07/42	465	485,303
3.88%, 10/28/41	545	637,987
4.38%, 01/24/44	600	758,299
International Bank for Reconstruction & Development
4.75%, 02/15/35	440	569,546

		3,779,667
TURKEY — 1.17%
Turkey Government International Bond
4.88%, 04/16/43	700	632,121
6.63%, 02/17/45	2,600	2,954,042
6.75%, 05/30/40	800	915,848
6.88%, 03/17/36	2,150	2,479,380
7.25%, 03/05/38	800	963,792
8.00%, 02/14/34[a]	1,400	1,794,702
11.88%, 01/15/30	720	1,211,623

		10,951,508

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
URUGUAY — 0.40%
Uruguay Government International Bond
4.13%, 11/20/45	$300	$255,750
4.38%, 10/27/27	1,000	1,030,000
5.10%, 06/18/50[a]	1,450	1,357,562
7.63%, 03/21/36	865	1,126,749

		3,770,061

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $61,375,298)		60,676,014

MUNICIPAL DEBT OBLIGATIONS — 8.44%

CALIFORNIA — 2.73%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	190,895
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	700	1,033,347
Series S-1
6.79%, 04/01/30	250	321,053
7.04%, 04/01/50	750	1,131,562
California State Public Works Board RB BAB Series G-2
8.36%, 10/01/34	360	538,571
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	280	372,364
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	320	475,846
County of Sonoma CA RB
Series A
6.00%, 12/01/29 (GTD)	550	676,918
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	290	386,457
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	600	924,018

Security	Principal (000s)	Value
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	$400	$519,524
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	350	529,162
Los Angeles Department of Water & Power RB BAB
Series A
6.60%, 07/01/50	550	835,428
Series D
6.57%, 07/01/45	550	814,561
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	1,045,272
6.76%, 07/01/34	550	774,549
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	550	774,631
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36	100	127,815
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	300	423,765
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	400	547,692
State of California GO BAB
7.30%, 10/01/39	770	1,137,282
7.35%, 11/01/39	700	1,042,657
7.50%, 04/01/34	2,450	3,671,790
7.55%, 04/01/39	1,550	2,393,525
7.60%, 11/01/40	700	1,097,446
7.63%, 03/01/40	100	153,509
7.95%, 03/01/36 (Call 03/01/20)	750	901,545
University of California RB
Series AD
4.86%, 05/15/12	780	838,009
Series AN
4.77%, 05/15/44 (Call 05/15/24)	650	696,131

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
University of California RB BAB
5.77%, 05/15/43	$200	$262,402
5.95%, 05/15/45	650	854,041

		25,491,767
COLORADO — 0.11%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	300	394,095
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	435	614,407

		1,008,502
CONNECTICUT — 0.14%
State of Connecticut GO Series A
5.85%, 03/15/32	200	254,372
State of Connecticut GO BAB
5.09%, 10/01/30	200	234,458
5.63%, 12/01/29	720	864,461

		1,353,291
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	200	222,200

		222,200
GEORGIA — 0.21%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	350	459,420
Project P, Series 2010-A
7.06%, 04/01/57	1,275	1,495,422

		1,954,842
ILLINOIS — 0.91%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	600	757,008
Series B
6.90%, 12/01/40	225	283,878
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	120	142,692

Security	Principal (000s)	Value
City of Chicago IL GO
Series C
7.78%, 01/01/35	$1,000	$1,076,230
County of Cook IL GO BAB
6.23%, 11/15/34	100	117,173
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	580	773,877
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	500	620,355
State of Illinois GO
5.10%, 06/01/33	3,865	3,699,114
5.65%, 12/01/38	725	736,919
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	300	329,682

		8,536,928
KANSAS — 0.04%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	357,168

		357,168
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	195,022

		195,022
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	264,184

		264,184
MASSACHUSETTS — 0.37%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	294,547
Series E
5.46%, 12/01/39	695	928,207
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	300	403,536

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Massachusetts Clean Water Trust (The) RB BAB Series B
5.19%, 08/01/40	$550	$669,762
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	450	580,937
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	425	533,783

		3,410,772
MISSOURI — 0.15%
Health & Educational Facilities Authority of the State of Missouri RB Series A
3.65%, 01/15/46	250	261,463
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	500	615,810
University of Missouri RB BAB
5.79%, 11/01/41	400	550,616

		1,427,889
NEVADA — 0.02%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	120	181,207

		181,207
NEW JERSEY — 0.52%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29(NPFGC)	675	824,654
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	1,225	1,811,346
Series F
7.41%, 01/01/40	500	761,175
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	1,020	1,073,581

Security	Principal (000s)	Value
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	$350	$431,701

		4,902,457
NEW YORK — 1.47%
City of New York NY GO BAB
5.85%, 06/01/40	290	393,481
5.99%, 12/01/36	145	190,037
6.27%, 12/01/37	625	860,700
Series C-1
5.52%, 10/01/37	185	234,323
Housing Development Corp./NY RB
3.71%, 02/15/48	500	526,745
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	250	338,783
Series 2010A
6.67%, 11/15/39	385	540,686
Series A
5.87%, 11/15/39	100	131,235
Series B
6.65%, 11/15/39	350	488,575
Series C-1
6.69%, 11/15/40	475	667,261
Series E
6.81%, 11/15/40	400	572,884
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	450	536,193
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	200	257,022
5.57%, 11/01/38	250	327,030
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	425	563,805
5.75%, 06/15/41	275	369,735
5.88%, 06/15/44	550	768,493
6.01%, 06/15/42	350	490,598

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
New York State Dormitory Authority RB BAB
5.39%, 03/15/40	$625	$806,044
5.50%, 03/15/30	200	250,846
5.63%, 03/15/39	200	261,256
New York State Urban Development Corp. RB BAB
5.84%, 03/15/40	350	443,880
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	835	929,764
4.82%, 06/01/45 (Call 06/01/25)	100	107,364
4.93%, 10/01/51	1,000	1,201,290
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,250	1,359,025
Series 192
4.81%, 10/15/65	100	116,720

		13,733,775
OHIO — 0.37%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	570	822,692
8.08%, 02/15/50	500	796,040
Ohio State University (The) RB
Series A
3.80%, 12/01/46	500	523,250
4.80%, 06/01/11	200	216,868
Ohio State University (The) RB BAB
4.91%, 06/01/40	550	669,581
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	400	474,344

		3,502,775
OREGON — 0.12%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28(NPFGC)	250	299,275
5.68%, 06/30/28(NPFGC)	500	619,840

Security	Principal (000s)	Value
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34	$175	$235,573

		1,154,688
PENNSYLVANIA — 0.12%
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	300	358,968
Series B
4.65%, 02/15/26	100	111,594
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	480	616,248

		1,086,810
TEXAS — 0.87%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	300	335,826
City of Houston TX GOL Series A
6.29%, 03/01/32	395	497,668
City Public Service Board of San Antonio TX RB
4.43%, 02/01/42	250	290,823
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	550	732,297
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	425	587,970
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	340	465,688
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	250	328,680

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	$550	$654,351
North Texas Tollway Authority RB BAB
8.91%, 02/01/30 (Call 02/01/20)	550	663,250
State of Texas GO BAB
5.52%, 04/01/39	625	842,394
Series A
4.63%, 04/01/33	500	607,875
4.68%, 04/01/40	300	359,916
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	825	1,021,375
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	370	418,167
Series D
5.13%, 08/15/42	250	312,718

		8,118,998
UTAH — 0.04%
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	250	345,118

		345,118
VIRGINIA — 0.05%
University of Virginia RB BAB
6.20%, 09/01/39	300	429,675

		429,675
WASHINGTON — 0.13%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	150	197,916
State of Washington GO BAB
5.14%, 08/01/40	750	973,313

		1,171,229

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $76,410,021)		78,849,297

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 7.15%

MONEY MARKET FUNDS — 7.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[e,f,g]	53,563	$53,563,082
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[e,f,g]	5,841	5,841,423
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[e,f]	7,399	7,398,977

		66,803,482

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,803,482)		66,803,482

TOTAL INVESTMENTS IN SECURITIES — 104.95%
(Cost: $976,507,734)[h]		980,471,631
Other Assets, Less Liabilities — (4.95)%		(46,252,068)

NET ASSETS — 100.00%		$934,219,563

BAB — Build America Bond

COP — Certificates of Participation

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PSF — Permanent School Fund

RB — Revenue Bond

Insured by:

NPFGC — National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $976,747,769. Net unrealized appreciation was $3,723,862, of which $23,008,790 represented gross unrealized appreciation on securities and $19,284,928 represented gross unrealized depreciation on securities.

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total

Investments:
Assets:
Corporate bonds & notes	$—	$774,142,838	$—	$774,142,838
Foreign government obligations	—	60,676,014	—	60,676,014
Municipal debt obligations	—	78,849,297	—	78,849,297
Money market funds	66,803,482	—	—	66,803,482

Total	$66,803,482	$913,668,149	$—	$980,471,631

34

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 83.70%

ADVERTISING — 0.01%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,499,415

		1,499,415
AEROSPACE & DEFENSE — 0.81%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	5,000	5,174,678
Boeing Co. (The)
0.95%, 05/15/18	6,000	5,973,737
6.00%, 03/15/19	5,935	6,674,337
General Dynamics Corp.
1.00%, 11/15/17	12,200	12,177,677
Lockheed Martin Corp.
1.85%, 11/23/18	7,440	7,512,704
Northrop Grumman Corp.
1.75%, 06/01/18	5,025	5,044,023
United Technologies Corp.
1.78%, 05/04/18[a]	15,750	15,794,900
1.80%, 06/01/17	18,842	18,939,606
5.38%, 12/15/17	9,283	9,875,525
6.13%, 02/01/19	2,190	2,447,823

		89,615,010
AGRICULTURE — 1.10%
Altria Group Inc.
9.25%, 08/06/19	3,004	3,690,882
9.70%, 11/10/18	1,743	2,080,790
Archer-Daniels-Midland Co.
5.45%, 03/15/18	9,641	10,337,639
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[b]	2,950	2,986,902
3.50%, 11/24/20 (Call 10/24/20)[b]	4,480	4,616,199
Philip Morris International Inc.
1.13%, 08/21/17[b]	6,866	6,865,806
1.25%, 08/11/17	2,760	2,765,640
1.25%, 11/09/17	9,885	9,895,244
1.38%, 02/25/19[b]	12,575	12,574,279
1.88%, 01/15/19[b]	375	379,792
5.65%, 05/16/18	33,356	36,168,020
Reynolds American Inc.
2.30%, 08/21/17[b]	9,486	9,574,352
2.30%, 06/12/18	15,025	15,238,186
8.13%, 06/23/19	3,500	4,130,317

		121,304,048

Security	Principal (000s)	Value
APPAREL — 0.03%
VF Corp.
5.95%, 11/01/17	$3,239	$3,438,968

		3,438,968
AUTO MANUFACTURERS — 2.80%
American Honda Finance Corp.
1.20%, 07/14/17	5,174	5,172,433
1.50%, 03/13/18[b]	10,200	10,239,917
1.55%, 12/11/17	13,000	13,063,342
1.60%, 07/13/18[b]	8,010	8,055,453
1.70%, 02/22/19	15,560	15,660,573
2.13%, 10/10/18[b]	4,580	4,655,981
Ford Motor Credit Co. LLC
2.24%, 06/15/18	10,200	10,239,070
2.55%, 10/05/18	5,000	5,053,887
2.94%, 01/08/19	12,500	12,750,430
General Motors Co.
3.50%, 10/02/18	5,000	5,130,194
General Motors Financial Co. Inc.
2.40%, 04/10/18	14,074	14,105,126
3.10%, 01/15/19[b]	19,705	20,029,587
3.25%, 05/15/18	15,000	15,277,493
4.75%, 08/15/17	16,000	16,544,989
PACCAR Financial Corp.
1.10%, 06/06/17	13,840	13,836,236
1.30%, 05/10/19	2,950	2,935,022
1.40%, 11/17/17	3,780	3,792,169
1.40%, 05/18/18	3,000	2,998,431
1.45%, 03/09/18	2,270	2,272,877
1.65%, 02/25/19	4,940	4,949,581
1.75%, 08/14/18	1,685	1,694,920
Toyota Motor Credit Corp.
1.13%, 05/16/17	5,000	5,006,082
1.20%, 04/06/18	5,900	5,891,708
1.25%, 10/05/17	23,821	23,812,347
1.38%, 01/10/18	50	50,101
1.40%, 05/20/19	11,000	10,997,777
1.45%, 01/12/18[b]	6,905	6,927,298
1.55%, 07/13/18	7,615	7,647,114
1.70%, 02/19/19[b]	25,000	25,161,098
2.00%, 10/24/18[b]	23,609	23,937,738
2.10%, 01/17/19	5,505	5,595,904
2.13%, 07/18/19	5,000	5,086,420

		308,571,298

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.07%
Johnson Controls Inc.
1.40%, 11/02/17	$8,078	$8,046,709

		8,046,709
BANKS — 30.89%
Abbey National Treasury Services PLC/United Kingdom
1.65%, 09/29/17	3,500	3,501,026
2.00%, 08/24/18[b]	8,175	8,205,679
2.50%, 03/14/19[b]	15,500	15,718,497
3.05%, 08/23/18[b]	17,644	18,132,177
American Express Bank FSB
6.00%, 09/13/17[b]	12,987	13,730,661
American Express Centurion Bank
6.00%, 09/13/17	1,325	1,400,872
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	14,004	14,081,953
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	2,000	1,998,422
1.45%, 05/15/18	5,350	5,329,785
1.50%, 01/16/18[b]	11,595	11,589,929
1.88%, 10/06/17	12,500	12,566,027
2.00%, 11/16/18	5,550	5,584,959
Bank of America Corp.
1.70%, 08/25/17	24,060	24,081,147
2.00%, 01/11/18	22,345	22,416,536
2.60%, 01/15/19	42,455	43,105,439
2.65%, 04/01/19[b]	5,000	5,081,137
5.65%, 05/01/18	30,340	32,413,399
5.75%, 12/01/17[b]	28,765	30,414,008
6.00%, 09/01/17	17,565	18,477,398
6.40%, 08/28/17	16,206	17,121,479
6.88%, 04/25/18	39,728	43,322,412
6.88%, 11/15/18[b]	12,113	13,472,499
Series L
1.95%, 05/12/18	10,000	10,013,849
Bank of America N.A.
1.65%, 03/26/18	19,375	19,375,879
1.75%, 06/05/18[b]	18,000	18,018,762
2.05%, 12/07/18[b]	17,320	17,427,320
6.10%, 06/15/17	5,000	5,226,772
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	5,625	5,620,181
1.40%, 09/11/17[b]	9,700	9,696,634
1.40%, 04/10/18[b]	10,705	10,680,123

Security	Principal (000s)	Value
1.45%, 04/09/18 (Call 03/09/18)	$12,250	$12,232,735
1.80%, 07/31/18[b]	10,950	10,994,678
2.38%, 01/25/19 (Call 12/25/18)[b]	8,750	8,896,156
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18 (Call 04/22/18)	10,000	10,032,198
1.97%, 06/20/17[a]	6,354	6,403,147
2.10%, 08/01/18 (Call 07/02/18)[b]	10,000	10,127,481
2.20%, 05/15/19 (Call 04/15/19)	5,000	5,073,052
Bank of Nova Scotia (The)
1.30%, 07/21/17	6,214	6,208,583
1.38%, 12/18/17 (Call 11/18/17)[b]	6,550	6,544,791
1.45%, 04/25/18[b]	10,500	10,480,953
1.70%, 06/11/18 (Call 05/11/18)	10,625	10,651,985
1.95%, 01/15/19[b]	14,950	15,035,025
2.05%, 10/30/18[b]	21,788	21,979,330
Barclays PLC
2.00%, 03/16/18[b]	10,000	9,977,658
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	700	701,299
1.60%, 08/15/17 (Call 07/14/17)	6,948	6,967,445
BNP Paribas SA
2.38%, 09/14/17[b]	18,439	18,625,395
2.40%, 12/12/18[b]	10,000	10,153,462
2.70%, 08/20/18	7,620	7,780,649
BPCE SA
1.63%, 01/26/18[b]	10,000	9,991,484
2.50%, 12/10/18[b]	5,750	5,837,922
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)[b]	20,000	20,018,008
1.45%, 05/10/19 (Call 04/10/19)	18,375	18,308,163
2.30%, 10/15/18 (Call 09/15/18)	7,500	7,634,996
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	7,725	7,721,778
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	400	401,876
6.75%, 09/15/17	4,967	5,267,038
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	9,950	9,915,694
1.65%, 02/05/18 (Call 01/05/18)	10,755	10,697,139
2.35%, 08/17/18 (Call 07/17/18)[b]	14,415	14,496,396
Citigroup Inc.
1.55%, 08/14/17	15,500	15,476,533
1.70%, 04/27/18[b]	18,025	17,988,922
1.75%, 05/01/18	13,925	13,907,423
1.80%, 02/05/18	15,365	15,380,798

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
1.85%, 11/24/17[b]	$5,700	$5,717,679
2.05%, 12/07/18[b]	20,375	20,436,237
2.15%, 07/30/18	15,175	15,268,707
2.50%, 09/26/18[b]	13,669	13,861,209
2.55%, 04/08/19	1,750	1,776,687
6.00%, 08/15/17	7,421	7,802,064
6.13%, 11/21/17[b]	15,483	16,440,535
6.13%, 05/15/18	14,543	15,717,763
Citizens Bank N.A./Providence RI
1.60%, 12/04/17 (Call 11/04/17)	5,825	5,801,109
2.30%, 12/03/18 (Call 11/03/18)	8,670	8,715,503
Citizens Bank NA/Providence RI
2.50%, 03/14/19 (Call 02/14/19)	8,800	8,874,165
Commonwealth Bank of Australia/New York NY
1.40%, 09/08/17	7,500	7,497,414
1.63%, 03/12/18[b]	5,900	5,915,244
1.75%, 11/02/18	5,665	5,678,754
1.90%, 09/18/17	15,675	15,769,828
2.05%, 03/15/19[b]	12,000	12,104,988
2.50%, 09/20/18	5,250	5,353,112
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	8,550	8,502,413
6.40%, 10/01/17	50	52,152
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18[b]	18,900	18,940,940
2.25%, 01/14/19[b]	20,000	20,266,626
Credit Suisse AG/New York NY
1.70%, 04/27/18[b]	25,885	25,871,802
1.75%, 01/29/18	12,500	12,514,784
6.00%, 02/15/18	11,083	11,721,096
Deutsche Bank AG
2.85%, 05/10/19[b]	15,800	15,787,948
Deutsche Bank AG/London
1.88%, 02/13/18[b]	16,370	16,220,171
2.50%, 02/13/19[b]	25,500	25,369,566
6.00%, 09/01/17[b]	31,899	33,413,747
Discover Bank/Greenwood DE
2.00%, 02/21/18	11,000	10,980,050
2.60%, 11/13/18 (Call 10/12/18)[b]	6,895	6,945,992
Fifth Third Bancorp.
4.50%, 06/01/18	6	6,301
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	5,000	4,991,249
1.45%, 02/28/18 (Call 01/28/18)[b]	10,000	9,969,650
2.15%, 08/20/18 (Call 07/20/18)[b]	5,860	5,909,273

Security	Principal (000s)	Value
2.30%, 03/15/19 (Call 02/15/19)	$10,135	$10,247,539
2.38%, 04/25/19 (Call 03/25/19)	3,470	3,514,331
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	1,365	1,366,602
2.38%, 01/22/18[b]	31,887	32,224,872
2.63%, 01/31/19[b]	11,250	11,449,878
2.90%, 07/19/18	23,346	23,867,482
5.95%, 01/18/18	49,906	53,220,497
6.15%, 04/01/18	32,695	35,224,757
6.25%, 09/01/17	30,635	32,320,533
7.50%, 02/15/19[b]	11,505	13,105,077
HSBC USA Inc.
1.30%, 06/23/17[b]	7,300	7,290,252
1.50%, 11/13/17	9,380	9,369,659
1.63%, 01/16/18	26,295	26,231,074
1.70%, 03/05/18	8,845	8,825,531
2.00%, 08/07/18[b]	9,125	9,148,798
2.63%, 09/24/18	4,413	4,472,290
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[b]	200	202,738
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)[b]	5,250	5,251,938
2.00%, 06/30/18	7,500	7,533,967
2.20%, 11/06/18 (Call 10/06/18)	11,795	11,895,638
2.20%, 04/01/19 (Call 03/01/19)	4,000	4,026,960
Industrial & Commercial Bank of China Ltd./New York
2.35%, 11/13/17	10,000	10,054,575
Intesa Sanpaolo SpA
3.88%, 01/16/18[b]	19,090	19,518,210
3.88%, 01/15/19	1,305	1,346,651
JPMorgan Chase & Co.
1.63%, 05/15/18	23,186	23,162,829
1.80%, 01/25/18[b]	11,254	11,290,968
1.85%, 03/22/19 (Call 02/22/19)[b]	20,000	20,022,726
2.00%, 08/15/17	30,313	30,537,767
6.00%, 01/15/18[b]	38,843	41,505,378
6.13%, 06/27/17	4,202	4,404,333
Series H
1.70%, 03/01/18 (Call 02/01/18)[b]	17,400	17,432,142
JPMorgan Chase Bank N.A.
6.00%, 07/05/17	250	261,807
6.00%, 10/01/17	25,530	26,961,070
KeyBank N.A./Cleveland OH
1.65%, 02/01/18[b]	15,500	15,493,026
1.70%, 06/01/18[b]	5,010	4,999,515

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.35%, 03/08/19	$16,000	$16,159,871
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	10,350	10,429,605
KfW
0.88%, 09/05/17	10,455	10,451,325
0.88%, 12/15/17	2,000	1,996,719
0.88%, 04/19/18	29,486	29,410,416
1.00%, 01/26/18[b]	49,700	49,717,683
1.00%, 06/11/18[b]	26,000	25,980,256
1.13%, 08/06/18	68,500	68,559,431
1.13%, 11/16/18	30,500	30,507,784
1.50%, 02/06/19	57,400	57,905,556
1.88%, 04/01/19[b]	37,725	38,468,386
4.50%, 07/16/18	30,070	32,225,787
Series G
4.38%, 03/15/18	2,070	2,192,468
Korea Development Bank (The)
1.50%, 01/22/18	2,000	1,994,278
2.88%, 08/22/18	5,850	5,985,561
3.00%, 03/17/19	8,695	8,964,272
3.50%, 08/22/17	200	204,743
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	20,000	19,980,220
1.00%, 04/04/18	11,900	11,898,235
1.75%, 04/15/19	15,000	15,234,115
1.88%, 09/17/18[b]	15,400	15,674,430
2.38%, 09/13/17	100	101,801
Lloyds Bank PLC
1.75%, 03/16/18	18,100	18,075,363
1.75%, 05/14/18	9,895	9,880,412
2.00%, 08/17/18[b]	15,250	15,290,262
2.05%, 01/22/19	5,500	5,498,967
2.30%, 11/27/18[b]	8,230	8,304,238
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	16,250	16,245,340
Morgan Stanley
1.88%, 01/05/18	9,885	9,915,605
2.13%, 04/25/18[b]	20,910	21,045,194
2.20%, 12/07/18	6,235	6,284,267
2.45%, 02/01/19	26,985	27,335,734
2.50%, 01/24/19[b]	20,500	20,796,214
5.95%, 12/28/17	14,185	15,095,558
6.25%, 08/28/17	12,886	13,606,709
6.63%, 04/01/18	30,995	33,622,150
7.30%, 05/13/19[b]	750	857,577

Security	Principal (000s)	Value
MUFG Union Bank N.A.
2.13%, 06/16/17	$2,500	$2,515,383
2.63%, 09/26/18 (Call 08/26/18)	3,835	3,904,269
National Australia Bank Ltd./New York
1.88%, 07/23/18[b]	5,000	5,020,726
2.00%, 01/14/19	10,000	10,077,252
2.30%, 07/25/18	13,750	13,953,362
National Bank of Canada
2.10%, 12/14/18	12,000	12,051,097
Oesterreichische Kontrollbank AG
0.75%, 05/19/17	12,175	12,157,457
1.13%, 05/29/18	25,400	25,413,437
1.13%, 04/26/19	24,000	23,898,281
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[b,c]	5,250	5,261,318
1.60%, 06/01/18 (Call 05/02/18)[c]	17,000	17,045,910
1.80%, 11/05/18 (Call 10/06/18)[c]	21,600	21,725,491
1.85%, 07/20/18 (Call 06/20/18)[b,c]	11,000	11,078,181
1.95%, 03/04/19 (Call 02/02/19)[b,c]	8,500	8,569,193
2.20%, 01/28/19 (Call 12/29/18)[b,c]	10,350	10,506,981
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	8,000	7,989,773
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	11,929	11,881,935
Royal Bank of Canada
1.25%, 06/16/17	5,600	5,595,544
1.40%, 10/13/17	12,576	12,545,950
1.50%, 01/16/18[b]	6,745	6,758,253
1.63%, 04/15/19	16,000	15,985,628
1.80%, 07/30/18	20,200	20,316,783
2.00%, 12/10/18	8,500	8,584,423
2.15%, 03/15/19[b]	11,000	11,153,132
2.20%, 07/27/18	25,903	26,271,032
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	12,000	11,956,933
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)	15,000	15,051,368
Societe Generale SA
2.63%, 10/01/18[b]	10,500	10,714,593
2.75%, 10/12/17	8,425	8,546,296
State Street Corp.
1.95%, 05/19/21[b]	6,160	6,153,806
2.55%, 08/18/20	3,375	3,465,971
4.96%, 03/15/18	500	521,988

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	$7,750	$7,739,158
1.50%, 01/18/18	7,800	7,777,836
1.75%, 01/16/18	14,400	14,416,678
1.80%, 07/18/17	10,000	10,036,015
1.95%, 07/23/18	10,500	10,537,959
2.05%, 01/18/19	5,000	5,015,664
2.45%, 01/10/19	11,000	11,145,577
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	5,334	5,379,148
2.90%, 03/03/21 (Call 02/03/21)	10,000	10,126,096
Svenska Handelsbanken AB
1.63%, 03/21/18	14,050	14,081,813
2.50%, 01/25/19[b]	23,250	23,761,984
Toronto-Dominion Bank (The)
1.40%, 04/30/18[b]	25,160	25,132,930
1.63%, 03/13/18	10,900	10,937,789
1.75%, 07/23/18	9,490	9,534,413
1.95%, 01/22/19	10,000	10,083,126
2.63%, 09/10/18	14,082	14,410,336
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)[b]	4,755	4,801,693
2.20%, 04/25/19 (Call 03/25/19)	5,638	5,726,594
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	5,990	5,994,905
1.38%, 09/11/17 (Call 08/11/17)	15,125	15,142,475
1.40%, 04/26/19 (Call 03/26/19)	15,000	14,939,417
1.45%, 01/29/18 (Call 12/29/17)	300	300,714
UBS AG/Stamford CT
1.38%, 06/01/17	10,735	10,713,567
1.38%, 08/14/17	17,605	17,573,113
1.80%, 03/26/18[b]	12,325	12,374,002
5.75%, 04/25/18[b]	15,000	16,137,524
5.88%, 12/20/17[b]	12,783	13,632,551
Wachovia Corp.
5.75%, 06/15/17	14,520	15,157,203
5.75%, 02/01/18	34,093	36,435,037
Wells Fargo & Co.
1.15%, 06/02/17	9,822	9,809,608
1.40%, 09/08/17[b]	10,400	10,409,464
1.50%, 01/16/18	13,650	13,665,878
2.10%, 05/08/17	17,650	17,801,158
2.13%, 04/22/19	5,500	5,569,238
2.15%, 01/15/19	23,277	23,588,131
5.63%, 12/11/17	23,234	24,677,195

Security	Principal (000s)	Value
Wells Fargo Bank N.A.
1.65%, 01/22/18	$15,000	$15,078,344
1.75%, 05/24/19	25,000	25,096,378
6.00%, 11/15/17	11,772	12,535,841
Westpac Banking Corp.
1.50%, 12/01/17[b]	24,500	24,544,580
1.55%, 05/25/18[b]	10,000	10,004,465
1.60%, 01/12/18[b]	7,450	7,470,451
1.65%, 05/13/19[b]	8,715	8,683,317
1.95%, 11/23/18[b]	10,000	10,061,113
2.00%, 08/14/17	9,375	9,438,753
2.25%, 07/30/18[b]	14,570	14,771,420
2.25%, 01/17/19	950	962,704

		3,403,472,954
BEVERAGES — 2.67%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	2,000	2,133,472
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	14,725	14,687,859
1.90%, 02/01/19	46,890	47,100,152
2.15%, 02/01/19[b]	17,482	17,664,637
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	11,875	11,894,481
7.75%, 01/15/19	13,000	14,962,348
Bottling Group LLC
5.13%, 01/15/19	2,400	2,624,343
Brown-Forman Corp.
1.00%, 01/15/18	3,000	2,984,298
Coca-Cola Co. (The)
0.88%, 10/27/17[b]	4,705	4,702,894
1.15%, 04/01/18	17,000	17,028,569
1.38%, 05/30/19	20,000	20,057,497
1.65%, 03/14/18	5,044	5,096,757
1.65%, 11/01/18[b]	23,060	23,374,290
Diageo Capital PLC
1.13%, 04/29/18	200	199,615
5.75%, 10/23/17	13,147	13,947,562
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	5,100	5,597,692
PepsiCo Inc.
1.13%, 07/17/17	125	125,137
1.25%, 08/13/17	19,814	19,866,484
1.25%, 04/30/18[b]	6,730	6,736,709
1.50%, 02/22/19[b]	10,950	10,977,084

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.25%, 01/07/19 (Call 12/07/18)	$10,216	$10,435,872
5.00%, 06/01/18	22,600	24,279,551
7.90%, 11/01/18	12,886	14,860,233
Series 1
1.00%, 10/13/17	3,235	3,233,809

		294,571,345
BIOTECHNOLOGY — 0.66%
Amgen Inc.
1.25%, 05/22/17[b]	11,415	11,417,524
5.70%, 02/01/19	10,000	11,030,844
6.15%, 06/01/18	6,000	6,556,791
Biogen Inc.
6.88%, 03/01/18	5,250	5,718,503
Celgene Corp.
1.90%, 08/15/17	3,705	3,721,412
2.13%, 08/15/18	16,000	16,137,047
2.25%, 05/15/19[b]	5,000	5,046,171
Gilead Sciences Inc.
1.85%, 09/04/18[b]	12,495	12,611,940

		72,240,232
BUILDING MATERIALS — 0.08%
CRH America Inc.
8.13%, 07/15/18	7,508	8,412,306
Vulcan Materials Co.
7.00%, 06/15/18	625	693,750

		9,106,056
CHEMICALS — 0.96%
Air Products & Chemicals Inc.
1.20%, 10/15/17	5,000	4,998,150
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	5,982,190
CF Industries Inc.
6.88%, 05/01/18	10,200	11,034,379
Dow Chemical Co. (The)
5.70%, 05/15/18[b]	200	214,812
8.55%, 05/15/19	4,044	4,784,190
Eastman Chemical Co.
2.40%, 06/01/17[b]	11,100	11,173,745
Ecolab Inc.
1.45%, 12/08/17[b]	2,799	2,797,865
1.55%, 01/12/18	7,430	7,426,774
2.00%, 01/14/19	5,000	5,028,384
EI du Pont de Nemours & Co.
6.00%, 07/15/18[b]	13,535	14,794,227

Security	Principal (000s)	Value
Monsanto Co.
1.15%, 06/30/17	$7,830	$7,802,629
2.13%, 07/15/19	7,535	7,568,549
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	5,030	5,150,488
Praxair Inc.
1.05%, 11/07/17[b]	325	323,725
1.25%, 11/07/18[b]	11,394	11,359,456
Rohm & Haas Co.
6.00%, 09/15/17	5,208	5,490,289

		105,929,852
COMMERCIAL SERVICES — 0.20%
Catholic Health Initiatives
1.60%, 11/01/17	200	200,707
2.60%, 08/01/18	625	634,542
S&P Global Inc.
2.50%, 08/15/18[b]	9,200	9,343,117
5.90%, 11/15/17	180	190,348
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	3,560	3,551,439
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	1,105	1,145,328
Western Union Co. (The)
2.88%, 12/10/17	6,250	6,305,682
3.65%, 08/22/18[b]	275	282,536

		21,653,699
COMPUTERS — 2.38%
Apple Inc.
1.00%, 05/03/18	40,633	40,565,850
1.30%, 02/23/18	6,965	6,993,870
1.70%, 02/22/19[b]	18,180	18,341,303
2.10%, 05/06/19	8,300	8,469,357
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[d]	40,000	40,584,946
EMC Corp./MA
1.88%, 06/01/18	3,275	3,176,750
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[d]	17,250	17,380,407
2.85%, 10/05/18[b,d]	25,130	25,542,962
International Business Machines Corp.
1.13%, 02/06/18[b]	14,600	14,618,868
1.25%, 02/08/18[b]	1,400	1,405,200

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
1.80%, 05/17/19[b]	$15,200	$15,350,112
1.95%, 02/12/19[b]	7,500	7,633,365
5.70%, 09/14/17	41,705	44,160,205
7.63%, 10/15/18	12,873	14,678,445
Seagate HDD Cayman
3.75%, 11/15/18[b]	3,705	3,667,950

		262,569,590
COSMETICS & PERSONAL CARE — 0.08%
Colgate-Palmolive Co.
0.90%, 05/01/18	5,000	4,992,698
Procter & Gamble Co. (The)
1.60%, 11/15/18[b]	2,615	2,649,962
4.70%, 02/15/19	1,125	1,227,070

		8,869,730
DISTRIBUTION & WHOLESALE — 0.03%
Ingram Micro Inc.
5.25%, 09/01/17	3,000	3,090,394

		3,090,394
DIVERSIFIED FINANCIAL SERVICES — 4.94%
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	7,805	7,829,237
3.38%, 06/01/21 (Call 05/01/21)[b]	3,250	3,281,213
American Express Co.
1.55%, 05/22/18[b]	14,201	14,166,081
6.15%, 08/28/17	20,115	21,266,714
7.00%, 03/19/18	16,342	17,831,607
American Express Credit Corp.
1.13%, 06/05/17	26,100	26,047,207
1.55%, 09/22/17	18,265	18,293,893
1.88%, 11/05/18 (Call 10/05/18)[b]	6,100	6,141,678
2.13%, 07/27/18[b]	9,213	9,317,542
2.13%, 03/18/19	11,000	11,134,021
Associates Corp. of North America
6.95%, 11/01/18	3,325	3,711,581
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	45,470	48,313,155
7.25%, 02/01/18	30,615	33,369,493
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	5,580	5,587,453
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	11,740	11,734,686
Discover Financial Services
6.45%, 06/12/17	50	52,061

Security	Principal (000s)	Value
Ford Motor Credit Co. LLC
1.68%, 09/08/17[b]	$23,500	$23,472,465
1.72%, 12/06/17[b]	10,000	9,969,841
2.15%, 01/09/18	10,000	10,031,060
2.38%, 01/16/18[b]	21,860	22,008,701
2.38%, 03/12/19	17,000	17,080,953
2.88%, 10/01/18	11,808	12,034,885
3.00%, 06/12/17	4,904	4,969,996
5.00%, 05/15/18[b]	17,691	18,648,853
6.63%, 08/15/17	10,708	11,330,720
Franklin Resources Inc.
1.38%, 09/15/17	70	70,087
General Electric Co.
1.60%, 11/20/17	89	89,742
1.63%, 04/02/18[b]	8,500	8,584,417
5.63%, 09/15/17	35,222	37,289,710
5.63%, 05/01/18	26,904	29,181,164
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)[b]	2,485	2,548,447
International Lease Finance Corp.
7.13%, 09/01/18[d]	14,300	15,622,750
Jefferies Group LLC
5.13%, 04/13/18	13,694	14,249,106
Nasdaq Inc.
5.25%, 01/16/18	600	632,227
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	15,000	15,119,439
2.15%, 02/01/19 (Call 01/01/19)	12,000	12,164,215
2.30%, 11/15/19 (Call 10/15/19)	10,000	10,253,181
NYSE Holdings LLC
2.00%, 10/05/17	7,136	7,180,688
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)[b]	8,815	8,863,058
Visa Inc.
1.20%, 12/14/17	15,100	15,139,693

		544,613,020
ELECTRIC — 4.29%
Alabama Power Co.
5.50%, 10/15/17	4,000	4,209,302
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	5,000	5,069,978
Ameren Illinois Co.
6.13%, 11/15/17	2,250	2,405,099
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	12,320	12,301,898

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Appalachian Power Co.
Series K
5.00%, 06/01/17	$70	$72,404
Berkshire Hathaway Energy Co.
5.75%, 04/01/18	2,499	2,692,801
Black Hills Corp.
2.50%, 01/11/19	2,760	2,776,581
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	5,000	4,961,788
Cleveland Electric Illuminating Co. (The)
8.88%, 11/15/18	5,555	6,490,877
Series D
7.88%, 11/01/17	6,650	7,176,056
CMS Energy Corp.
5.05%, 02/15/18	5,000	5,269,262
6.55%, 07/17/17	299	315,549
8.75%, 06/15/19	5,000	5,998,916
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	1,200	1,209,572
5.80%, 03/15/18[b]	9,778	10,539,383
6.15%, 09/15/17	2,930	3,111,874
Connecticut Light & Power Co. (The) Series 09-A
5.50%, 02/01/19	1,000	1,097,895
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18[b]	13,000	14,011,897
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	9,990	9,919,279
Consumers Energy Co.
5.65%, 09/15/18	7,000	7,616,788
6.13%, 03/15/19	2,000	2,237,271
Dominion Resources Inc./VA
1.90%, 06/15/18	6,200	6,178,179
2.96%, 07/01/19[a]	3,110	3,122,363
6.40%, 06/15/18	200	216,544
Duke Energy Carolinas LLC
5.10%, 04/15/18	5,820	6,219,032
5.25%, 01/15/18	10,419	11,063,985
7.00%, 11/15/18	3,100	3,511,367
Duke Energy Corp.
1.63%, 08/15/17	22,400	22,452,664
2.10%, 06/15/18 (Call 05/15/18)[b]	2,600	2,621,078
5.05%, 09/15/19	4,000	4,336,201

Security	Principal (000s)	Value
Duke Energy Ohio Inc.
5.45%, 04/01/19	$7,000	$7,697,005
Duke Energy Progress LLC
5.30%, 01/15/19	10,500	11,508,653
Edison International
3.75%, 09/15/17	5,210	5,361,905
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	4,460	4,826,508
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	6,500	6,466,168
2.50%, 03/15/21 (Call 02/15/21)	2,550	2,584,989
Exelon Corp.
1.55%, 06/09/17	7,222	7,205,454
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[b]	5,000	5,048,419
5.20%, 10/01/19	6,595	7,190,265
Georgia Power Co.
1.95%, 12/01/18[b]	4,500	4,540,986
Series B
5.70%, 06/01/17	7,825	8,155,816
Hydro-Quebec
1.38%, 06/19/17	145	145,612
Jersey Central Power & Light Co.
5.65%, 06/01/17	555	576,212
MidAmerican Energy Co.
5.30%, 03/15/18	8,195	8,760,976
5.95%, 07/15/17	80	84,243
Nevada Power Co.
7.13%, 03/15/19	5,400	6,206,115
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	15,050	15,123,824
2.30%, 04/01/19	6,730	6,795,108
2.40%, 09/15/19 (Call 08/15/19)	3,725	3,779,501
2.70%, 09/15/19 (Call 08/15/19)	2,000	2,029,099
6.00%, 03/01/19	4,042	4,429,439
NiSource Finance Corp.
6.40%, 03/15/18	6,438	6,947,674
6.80%, 01/15/19	4,000	4,474,154
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)[b]	720	733,367
Ohio Power Co.
6.05%, 05/01/18	7,225	7,768,565
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	3,000	3,010,427
5.00%, 09/30/17	1,000	1,044,197

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.80%, 09/01/18	$4,950	$5,502,817
Pacific Gas & Electric Co.
8.25%, 10/15/18	8,383	9,658,954
PacifiCorp
5.65%, 07/15/18	2,500	2,725,930
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	11,820	12,020,203
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	850	850,371
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)[b]	6,540	6,566,005
Public Service Co. of Colorado
5.80%, 08/01/18[b]	350	380,179
Public Service Co. of New Mexico
7.95%, 05/15/18	923	1,024,458
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)[b]	1,735	1,745,808
2.00%, 08/15/19 (Call 07/15/19)	6,450	6,552,550
Southern Co. (The)
1.30%, 08/15/17	6,085	6,075,036
1.55%, 07/01/18	6,660	6,678,067
1.85%, 07/01/19	5,420	5,448,015
2.45%, 09/01/18	7,990	8,125,713
Southern Power Co.
1.50%, 06/01/18[b]	10,050	10,024,981
1.85%, 12/01/17	6,000	6,025,075
TECO Finance Inc.
5.15%, 03/15/20	9,225	10,201,761
TransAlta Corp.
1.90%, 06/03/17	6,246	6,160,117
6.90%, 05/15/18	5,000	5,125,000
Union Electric Co.
6.70%, 02/01/19	3,145	3,550,807
Virginia Electric & Power Co.
5.40%, 04/30/18	11,213	11,978,312
5.95%, 09/15/17[b]	11,500	12,189,124
WEC Energy Group Inc.
1.65%, 06/15/18[b]	1,905	1,909,681
2.45%, 06/15/20 (Call 05/15/20)	5,330	5,437,155
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	3,000	3,004,204
Wisconsin Public Service Corp.
1.65%, 12/04/18	4,200	4,226,099
Xcel Energy Inc.
1.20%, 06/01/17	8,200	8,181,582

		473,068,568

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
Emerson Electric Co.
5.25%, 10/15/18	$789	$857,165

		857,165
ELECTRONICS — 0.34%
Amphenol Corp.
1.55%, 09/15/17	3,240	3,234,749
2.55%, 01/30/19 (Call 12/30/18)[b]	5,000	5,040,262
Corning Inc.
1.50%, 05/08/18[b]	2,160	2,144,579
Honeywell International Inc.
5.30%, 03/01/18	3,343	3,579,167
Koninklijke Philips NV
5.75%, 03/11/18[b]	13,434	14,368,437
Thermo Fisher Scientific Inc.
1.85%, 01/15/18[b]	165	165,322
2.15%, 12/14/18	7,320	7,360,185
2.40%, 02/01/19	2,080	2,097,316

		37,990,017
ENVIRONMENTAL CONTROL — 0.17%
Republic Services Inc.
3.80%, 05/15/18[b]	8,500	8,849,027
Waste Management Inc.
4.75%, 06/30/20	6,750	7,482,222
6.10%, 03/15/18	2,675	2,893,948

		19,225,197
FOOD — 1.71%
Campbell Soup Co.
3.05%, 07/15/17	8,025	8,178,439
ConAgra Foods Inc.
1.90%, 01/25/18	12,645	12,731,776
5.82%, 06/15/17	8,986	9,362,907
General Mills Inc.
1.40%, 10/20/17	7,500	7,522,900
2.20%, 10/21/19	9,000	9,133,537
5.65%, 02/15/19	5,500	6,078,574
Hershey Co. (The)
1.60%, 08/21/18	5,000	5,029,759
Ingredion Inc.
1.80%, 09/25/17	5,000	5,007,931
JM Smucker Co. (The)
1.75%, 03/15/18	9,295	9,323,175
Kellogg Co.
3.25%, 05/21/18	3,758	3,875,895

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Kraft Heinz Foods Co.
1.60%, 06/30/17[d]	$9,675	$9,692,846
2.00%, 07/02/18[d]	16,500	16,615,474
2.25%, 06/05/17	14,475	14,594,151
6.13%, 08/23/18	9,740	10,671,914
Kroger Co. (The)
2.00%, 01/15/19	12,850	12,923,019
2.30%, 01/15/19 (Call 12/15/18)	1,965	1,991,870
6.40%, 08/15/17	3,000	3,179,473
6.80%, 12/15/18	4,000	4,496,579
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	9,500	9,673,316
6.13%, 02/01/18	7,950	8,562,788
6.50%, 08/11/17	200	211,968
Sysco Corp.
1.90%, 04/01/19[b]	4,990	5,006,850
2.60%, 10/01/20 (Call 09/01/20)[b]	1,290	1,311,802
5.25%, 02/12/18	5,475	5,800,843
Unilever Capital Corp.
0.85%, 08/02/17[b]	7,818	7,801,935

		188,779,721
FOREST PRODUCTS & PAPER — 0.00%
International Paper Co.
7.95%, 06/15/18	2	2,227

		2,227
GAS — 0.32%
CenterPoint Energy Inc.
6.50%, 05/01/18	4,500	4,849,907
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	3,750	3,800,145
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	5,000	5,024,481
6.15%, 06/15/18	5,000	5,404,439
9.80%, 02/15/19	7,762	9,330,775
Southern California Gas Co.
1.55%, 06/15/18[b]	6,715	6,751,765

		35,161,512
HAND & MACHINE TOOLS — 0.11%
Stanley Black & Decker Inc.
2.45%, 11/17/18	11,500	11,630,262

		11,630,262
HEALTH CARE — PRODUCTS — 0.92%
Becton Dickinson and Co.
1.80%, 12/15/17	16,480	16,523,111
5.00%, 05/15/19	4,000	4,345,458

Security	Principal (000s)	Value
Boston Scientific Corp.
2.65%, 10/01/18[b]	$9,805	$9,965,848
Covidien International Finance SA
6.00%, 10/15/17	13,365	14,230,161
CR Bard Inc.
1.38%, 01/15/18	5,000	4,987,843
Danaher Corp.
1.65%, 09/15/18	9,200	9,291,677
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,489	1,519,818
Medtronic Inc.
1.38%, 04/01/18	8,400	8,407,234
1.50%, 03/15/18	7,715	7,745,285
St. Jude Medical Inc.
2.00%, 09/15/18	3,305	3,328,839
Stryker Corp.
1.30%, 04/01/18	600	597,543
2.00%, 03/08/19[b]	10,000	10,073,435
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18[b]	10,416	10,438,872

		101,455,124
HEALTH CARE — SERVICES — 1.09%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,940	2,932,540
Anthem Inc.
1.88%, 01/15/18	19,325	19,370,411
2.30%, 07/15/18	744	750,510
5.88%, 06/15/17	1,400	1,463,236
7.00%, 02/15/19	8,000	9,019,359
Humana Inc.
2.63%, 10/01/19	1,280	1,294,202
6.30%, 08/01/18	5,800	6,322,559
Laboratory Corp. of America Holdings
2.20%, 08/23/17	2,745	2,759,006
2.50%, 11/01/18[b]	1,083	1,096,293
2.63%, 02/01/20	1,305	1,319,292
UnitedHealth Group Inc.
1.40%, 10/15/17	950	952,225
1.40%, 12/15/17	7,225	7,238,486
1.45%, 07/17/17	10,525	10,557,052
1.63%, 03/15/19[b]	10,000	10,021,155
1.70%, 02/15/19	8,040	8,080,952
1.90%, 07/16/18	11,520	11,645,676
6.00%, 06/15/17	7,990	8,382,430
6.00%, 02/15/18	15,209	16,389,828

		119,595,212

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 0.09%
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	$10,000	$9,983,009

		9,983,009
HOME FURNISHINGS — 0.07%
Whirlpool Corp.
1.65%, 11/01/17	2,105	2,107,135
2.40%, 03/01/19[b]	5,000	5,069,709

		7,176,844
HOUSEHOLD PRODUCTS & WARES — 0.23%
Clorox Co. (The)
5.95%, 10/15/17	8,065	8,558,783
Kimberly-Clark Corp.
1.40%, 02/15/19	3,995	4,004,833
1.90%, 05/22/19	5,940	6,025,033
6.13%, 08/01/17[b]	5,977	6,325,760

		24,914,409
HOUSEWARES — 0.20%
Newell Brands Inc.
2.05%, 12/01/17[b]	1,680	1,679,333
2.15%, 10/15/18	3,430	3,412,101
2.60%, 03/29/19[b]	13,395	13,630,662
6.25%, 04/15/18	2,925	3,131,145

		21,853,241
INSURANCE — 1.44%
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	4,573	4,602,903
3.30%, 03/01/21 (Call 02/01/21)[b]	665	682,042
5.85%, 01/16/18	6,600	7,039,543
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	5,130	5,127,324
1.45%, 03/07/18[b]	8,325	8,374,784
1.70%, 03/15/19	19,950	20,136,553
2.00%, 08/15/18	5,000	5,070,675
5.40%, 05/15/18[b]	17,721	19,145,479
Berkshire Hathaway Inc.
1.55%, 02/09/18[b]	8,035	8,091,657
Chubb Corp. (The)
5.75%, 05/15/18	841	909,671
Lincoln National Corp.
8.75%, 07/01/19	2,500	2,954,522
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)[b]	3,785	3,803,431

Security	Principal (000s)	Value
MetLife Inc.
1.76%, 12/15/17	$1,050	$1,054,173
7.72%, 02/15/19	10,000	11,498,798
Series A
6.82%, 08/15/18[b]	14,674	16,316,875
Prudential Financial Inc.
2.30%, 08/15/18	5,275	5,340,070
Series D
6.00%, 12/01/17	11,254	11,980,353
Travelers Companies Inc. (The)
5.75%, 12/15/17	10,400	11,081,849
Voya Financial Inc.
2.90%, 02/15/18	10,775	10,895,490
XLIT Ltd.
2.30%, 12/15/18	5,000	5,008,937

		159,115,129
INTERNET — 0.51%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	10,675	10,644,963
Amazon.com Inc.
1.20%, 11/29/17	11,970	11,982,908
Baidu Inc.
2.25%, 11/28/17	5,500	5,520,344
3.25%, 08/06/18	10,000	10,214,210
eBay Inc.
1.35%, 07/15/17	10,003	9,977,789
2.50%, 03/09/18[b]	5,020	5,092,660
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	2,965	2,988,007

		56,420,881
IRON & STEEL — 0.03%
Nucor Corp.
5.75%, 12/01/17	2,735	2,884,691

		2,884,691
LEISURE TIME — 0.00%
Carnival Corp.
1.88%, 12/15/17	175	175,789

		175,789
LODGING — 0.12%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	7,056	7,179,298
6.38%, 06/15/17	3,125	3,278,870
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	2,370	2,368,940

		12,827,108

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
MACHINERY — 1.62%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	$13,525	$13,536,803
1.35%, 05/18/19	8,250	8,250,722
1.50%, 02/23/18[b]	7,500	7,541,271
1.63%, 06/01/17	7,290	7,329,627
1.70%, 06/16/18	8,750	8,820,802
1.80%, 11/13/18[b]	7,675	7,752,926
2.10%, 06/09/19[b]	5,000	5,084,307
2.25%, 12/01/19	5,500	5,610,475
5.45%, 04/15/18	1,500	1,611,933
7.05%, 10/01/18	5,000	5,620,659
7.15%, 02/15/19	1,900	2,173,870
Series G
1.25%, 11/06/17[b]	250	250,505
2.45%, 09/06/18[b]	15,000	15,357,379
John Deere Capital Corp.
1.13%, 06/12/17	8,900	8,904,357
1.20%, 10/10/17[b]	1,850	1,851,809
1.35%, 01/16/18	12,995	13,035,209
1.55%, 12/15/17	14,800	14,895,218
1.60%, 07/13/18	9,105	9,162,372
1.75%, 08/10/18	625	630,688
1.95%, 12/13/18	11,200	11,353,605
1.95%, 01/08/19[b]	8,675	8,797,170
1.95%, 03/04/19[b]	5,160	5,225,696
2.25%, 04/17/19	1,000	1,021,126
Roper Technologies Inc.
2.05%, 10/01/18	9,045	9,090,774
6.25%, 09/01/19	5,000	5,590,363

		178,499,666
MANUFACTURING — 0.84%
3M Co.
1.00%, 06/26/17	70	70,017
1.38%, 08/07/18[b]	12,575	12,636,585
1.63%, 06/15/19	5,115	5,160,253
Crane Co.
2.75%, 12/15/18	200	201,974
Danaher Corp.
5.63%, 01/15/18	4,925	5,278,382
Dover Corp.
5.45%, 03/15/18	2,450	2,621,164
Eaton Corp.
1.50%, 11/02/17	18,875	18,894,222
Eaton Electric Holdings LLC
6.10%, 07/01/17	20	20,979

Security	Principal (000s)	Value
General Electric Co.
5.25%, 12/06/17[b]	$12,574	$13,349,988
Illinois Tool Works Inc.
6.25%, 04/01/19	2,061	2,318,846
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	8,638	8,857,487
6.88%, 08/15/18	4,267	4,735,301
Pentair Finance SA
1.88%, 09/15/17	5,170	5,143,681
2.90%, 09/15/18	7,500	7,511,863
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	5,000	5,029,594
6.55%, 10/01/17	200	212,791

		92,043,127
MEDIA — 1.23%
21st Century Fox America Inc.
7.25%, 05/18/18	9,370	10,355,351
CBS Corp.
1.95%, 07/01/17[b]	70	70,204
Comcast Corp.
5.70%, 05/15/18[b]	7,927	8,610,012
5.88%, 02/15/18	13,903	15,002,404
6.30%, 11/15/17	13,487	14,470,948
Historic TW Inc.
6.88%, 06/15/18	5,050	5,557,868
Thomson Reuters Corp.
1.65%, 09/29/17	4,130	4,131,227
4.70%, 10/15/19[b]	2,450	2,637,457
6.50%, 07/15/18	2,575	2,818,637
Time Warner Cable Inc.
5.85%, 05/01/17	5,772	5,987,407
6.75%, 07/01/18	12,875	14,026,200
8.25%, 04/01/19	1,850	2,134,893
8.75%, 02/14/19	5,200	6,039,957
Viacom Inc.
2.20%, 04/01/19[b]	50	49,758
2.50%, 09/01/18	5,000	5,040,679
6.13%, 10/05/17	550	580,481
Walt Disney Co. (The)
1.10%, 12/01/17	16,680	16,685,689
1.50%, 09/17/18	5,850	5,889,965
1.65%, 01/08/19[b]	9,888	9,989,718
1.85%, 05/30/19[b]	5,000	5,070,694

		135,149,549

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
1.25%, 01/15/18	$5,925	$5,929,058
2.25%, 06/15/20 (Call 05/15/20)[b]	5,000	5,083,383

		11,012,441
MINING — 0.07%
Glencore Canada Corp.
5.50%, 06/15/17	70	71,488
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	775	844,937
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	6,780	6,816,022

		7,732,447
OFFICE & BUSINESS EQUIPMENT — 0.10%
Xerox Corp.
6.35%, 05/15/18	10,532	11,190,250

		11,190,250
OIL & GAS — 5.51%
Anadarko Petroleum Corp.
6.38%, 09/15/17	10,799	11,406,444
6.95%, 06/15/19	5,000	5,458,872
8.70%, 03/15/19	7,000	7,906,499
Apache Corp.
6.90%, 09/15/18	700	762,790
BP Capital Markets PLC
1.38%, 11/06/17	11,650	11,636,486
1.38%, 05/10/18[b]	8,615	8,581,824
1.67%, 02/13/18	10,200	10,224,986
1.68%, 05/03/19	2,050	2,044,705
2.24%, 09/26/18	5,151	5,222,649
2.24%, 05/10/19	6,225	6,297,755
British Transco Finance Inc.
6.63%, 06/01/18	7,400	8,071,232
Canadian Natural Resources Ltd.
1.75%, 01/15/18	2,190	2,143,134
5.90%, 02/01/18	6,700	6,972,020
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	950	946,840
1.34%, 11/09/17	11,375	11,401,998
1.35%, 11/15/17[b]	30,810	30,884,425
1.37%, 03/02/18	17,867	17,847,778
1.56%, 05/16/19	21,000	20,990,321
1.72%, 06/24/18 (Call 05/24/18)	19,500	19,591,405
1.79%, 11/16/18[b]	11,000	11,061,549

Security	Principal (000s)	Value
ConocoPhillips
5.75%, 02/01/19	$14,114	$15,393,983
6.65%, 07/15/18	7,990	8,744,499
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	9,015	8,888,927
1.50%, 05/15/18	8,350	8,281,868
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	4,553	4,370,880
6.30%, 01/15/19	2,500	2,625,000
Encana Corp.
6.50%, 05/15/19	6,555	6,604,163
EOG Resources Inc.
5.63%, 06/01/19	6,400	7,017,974
5.88%, 09/15/17	2,470	2,596,712
6.88%, 10/01/18	4,845	5,371,622
Exxon Mobil Corp.
1.31%, 03/06/18	15,300	15,334,013
1.44%, 03/01/18[b]	10,500	10,547,456
1.71%, 03/01/19[b]	25,000	25,154,934
1.82%, 03/15/19 (Call 02/15/19)	16,325	16,494,222
Hess Corp.
1.30%, 06/15/17	4,825	4,752,625
8.13%, 02/15/19	8,950	9,934,500
Husky Energy Inc.
6.20%, 09/15/17	4,650	4,843,892
Marathon Oil Corp.
5.90%, 03/15/18	4,984	5,133,520
6.00%, 10/01/17	4,910	5,057,300
Marathon Petroleum Corp.
2.70%, 12/14/18[b]	5,000	5,057,976
Nabors Industries Inc.
6.15%, 02/15/18[b]	8,900	8,989,000
Noble Energy Inc.
8.25%, 03/01/19	2,791	3,144,619
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	6,155	6,136,709
Petroleos Mexicanos
3.50%, 07/18/18	10,590	10,641,534
5.50%, 02/04/19[d]	150	156,587
5.75%, 03/01/18	15,900	16,561,627
FRN, (3 mo. LIBOR US + 2.020%)
2.65%, 07/18/18	1,000	991,000
Phillips 66
2.95%, 05/01/17	19,763	20,072,322

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	$525	$530,355
6.88%, 05/01/18	1,500	1,613,919
Shell International Finance BV
1.13%, 08/21/17	4,545	4,542,121
1.25%, 11/10/17	10,875	10,873,891
1.38%, 05/10/19	18,900	18,790,667
1.63%, 11/10/18	15,645	15,681,552
1.90%, 08/10/18[b]	8,097	8,170,527
2.00%, 11/15/18[b]	11,973	12,108,939
Statoil ASA
1.15%, 05/15/18	1,505	1,494,106
1.20%, 01/17/18	10,000	9,963,560
1.25%, 11/09/17	7,000	6,992,326
1.95%, 11/08/18	8,905	8,984,035
3.13%, 08/17/17[b]	13,886	14,201,712
Suncor Energy Inc.
6.10%, 06/01/18	6,450	6,903,245
Total Capital Canada Ltd.
1.45%, 01/15/18	8,548	8,544,270
Total Capital International SA
1.55%, 06/28/17	5,909	5,926,149
2.10%, 06/19/19[b]	5,000	5,055,169
2.13%, 01/10/19[b]	7,173	7,245,464
Total Capital SA
2.13%, 08/10/18	12,037	12,178,428
Valero Energy Corp.
6.13%, 06/15/17	8,265	8,607,005

		606,760,616
OIL & GAS SERVICES — 0.21%
Baker Hughes Inc.
7.50%, 11/15/18	5,951	6,734,933
FMC Technologies Inc.
2.00%, 10/01/17[b]	70	68,775
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[b]	400	400,185
5.90%, 09/15/18	5,324	5,770,249
National Oilwell Varco Inc.
1.35%, 12/01/17	3,950	3,871,000
Schlemburger Ltd.
1.40%, 06/15/17	6,375	6,327,610

		23,172,752
PHARMACEUTICALS — 4.43%
AbbVie Inc.
1.75%, 11/06/17[b]	41,551	41,622,793
1.80%, 05/14/18[b]	35,632	35,681,607

Security	Principal (000s)	Value
2.00%, 11/06/18	$3,825	$3,836,105
Actavis Funding SCS
1.30%, 06/15/17	7,900	7,869,437
2.35%, 03/12/18[b]	26,240	26,455,983
Actavis Inc.
1.88%, 10/01/17	16,835	16,856,486
Allergan Inc./U.S.
1.35%, 03/15/18[b]	5,100	5,052,894
AstraZeneca PLC
1.75%, 11/16/18[b]	15,625	15,708,709
5.90%, 09/15/17	14,454	15,295,574
Baxalta Inc.
2.00%, 06/22/18[d]	1,400	1,386,670
Bristol-Myers Squibb Co.
0.88%, 08/01/17[b]	2,137	2,133,237
1.75%, 03/01/19	10,000	10,100,265
Cardinal Health Inc.
1.90%, 06/15/17	4,600	4,622,346
1.95%, 06/15/18	8,195	8,231,430
Eli Lilly & Co.
1.25%, 03/01/18	7,945	7,948,114
1.95%, 03/15/19	8,315	8,399,237
Express Scripts Holding Co.
1.25%, 06/02/17	2,260	2,252,675
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	36,375	39,400,353
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,259	2,271,032
Johnson & Johnson
1.13%, 11/21/17	5,725	5,733,171
1.13%, 03/01/19[b]	15,030	14,988,634
1.65%, 12/05/18	5,000	5,058,345
5.15%, 07/15/18	12,700	13,768,278
5.55%, 08/15/17	9,160	9,660,662
McKesson Corp.
1.40%, 03/15/18	2,918	2,911,465
2.28%, 03/15/19	15,000	15,205,879
Medco Health Solutions Inc.
7.13%, 03/15/18	18,907	20,626,214
Merck & Co. Inc.
1.10%, 01/31/18	3,375	3,379,043
1.30%, 05/18/18	20,368	20,456,001
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	3,421	3,793,542
Mylan Inc.
2.60%, 06/24/18	5,000	5,012,254

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Mylan NV
3.00%, 12/15/18[d]	$5,000	$5,051,618
Novartis Securities Investment Ltd.
5.13%, 02/10/19	16,175	17,748,680
Perrigo Co. PLC
2.30%, 11/08/18	567	563,310
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	880	894,848
Pfizer Inc.
1.20%, 06/01/18	20,000	19,985,400
1.45%, 06/03/19	20,000	19,977,200
1.50%, 06/15/18	10,000	10,054,786
4.65%, 03/01/18	200	211,993
6.20%, 03/15/19	6,500	7,316,561
Pharmacia LLC
6.50%, 12/01/18	2,370	2,664,246
Sanofi
1.25%, 04/10/18[b]	17,834	17,825,107
Zoetis Inc.
1.88%, 02/01/18	9,785	9,768,613

		487,780,797
PIPELINES — 1.39%
CenterPoint Energy Resources Corp.
6.13%, 11/01/17	6,500	6,843,784
Columbia Pipeline Group Inc.
2.45%, 06/01/18	3,575	3,559,297
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	1,075	1,086,026
9.88%, 03/01/19	2,150	2,464,900
Energy Transfer Partners LP
2.50%, 06/15/18[b]	10,920	10,756,200
6.70%, 07/01/18	2,596	2,758,250
9.70%, 03/15/19	4,556	5,102,720
Enterprise Products Operating LLC
1.65%, 05/07/18	5,260	5,242,369
6.50%, 01/31/19	6,347	7,053,169
6.65%, 04/15/18	4,594	4,990,968
Series L
6.30%, 09/15/17	13,781	14,553,121
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	3,000	2,963,596
5.95%, 02/15/18	7,250	7,624,060
Kinder Morgan Inc./DE
2.00%, 12/01/17[b]	3,075	3,037,908
7.25%, 06/01/18	3,015	3,236,392

Security	Principal (000s)	Value
Magellan Midstream Partners LP
6.55%, 07/15/19	$5,000	$5,576,160
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	2,200	2,170,654
3.20%, 09/15/18 (Call 08/15/18)	4,671	4,657,877
8.63%, 03/01/19	5,918	6,609,222
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	20	20,481
7.00%, 06/15/18	5,000	5,308,223
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	2,500	2,378,246
6.50%, 05/01/18	6,310	6,642,500
TransCanada PipeLines Ltd.
1.63%, 11/09/17	10,090	10,063,991
1.88%, 01/12/18	11,695	11,676,046
3.13%, 01/15/19	4,540	4,631,591
6.50%, 08/15/18	10,543	11,506,908
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	1,110	1,073,925

		153,588,584
REAL ESTATE — 0.00%
Regency Centers LP
5.88%, 06/15/17	9	9,368

		9,368
REAL ESTATE INVESTMENT TRUSTS — 0.74%
American Tower Corp.
4.50%, 01/15/18[b]	8,648	9,004,359
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	7,926	8,269,197
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	420	438,814
DDR Corp.
4.75%, 04/15/18 (Call 02/14/18)	600	623,625
7.88%, 09/01/20	5,000	5,985,067
ERP Operating LP
5.75%, 06/15/17	4,405	4,598,322
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	15,164	15,650,223
6.70%, 01/30/18	500	536,739
Kimco Realty Corp.
6.88%, 10/01/19[b]	4,014	4,596,102
Liberty Property LP
6.63%, 10/01/17	560	594,065

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	$1,400	$1,429,318
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)[b]	100	100,190
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	3,000	3,003,343
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[b]	10,100	10,185,480
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	5,250	5,251,890
4.00%, 04/30/19 (Call 01/30/19)	50	52,347
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	6,523	6,845,582
4.70%, 09/15/17	4,750	4,910,587

		82,075,250
RETAIL — 2.02%
AutoNation Inc.
6.75%, 04/15/18	6,600	7,056,134
AutoZone Inc.
1.63%, 04/21/19	510	507,824
7.13%, 08/01/18	5,000	5,554,395
Best Buy Co. Inc.
5.00%, 08/01/18	3,800	3,971,000
Brinker International Inc.
2.60%, 05/15/18[b]	5,200	5,221,996
Costco Wholesale Corp.
1.13%, 12/15/17[b]	10,090	10,105,046
1.75%, 02/15/20[b]	2,815	2,825,934
CVS Health Corp.
1.90%, 07/20/18	21,363	21,552,177
2.25%, 12/05/18 (Call 11/05/18)	15,775	16,034,535
2.25%, 08/12/19 (Call 07/12/19)	3,400	3,456,783
5.75%, 06/01/17	8,187	8,553,916
Dollar General Corp.
1.88%, 04/15/18[b]	6,500	6,529,558
4.13%, 07/15/17	2,675	2,748,969
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	9,451	9,673,878
Lowe’s Companies Inc.
1.15%, 04/15/19	1,525	1,516,136
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	1,950	2,067,807
McDonald’s Corp.
1.88%, 05/29/19[b]	1,000	1,006,637
2.10%, 12/07/18	12,150	12,336,306

Security	Principal (000s)	Value
2.20%, 05/26/20 (Call 04/26/20)[b]	$5,000	$5,061,607
5.00%, 02/01/19	4,500	4,887,060
5.35%, 03/01/18	4,660	4,980,612
5.80%, 10/15/17	6,670	7,074,245
Nordstrom Inc.
6.25%, 01/15/18	10,000	10,686,906
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	5	5,039
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)[b]	4,000	4,068,931
Target Corp.
2.30%, 06/26/19	6,604	6,776,525
6.00%, 01/15/18	7,318	7,882,127
Wal-Mart Stores Inc.
1.13%, 04/11/18[b]	20,890	20,923,731
1.95%, 12/15/18	10,000	10,202,869
4.13%, 02/01/19	745	799,022
5.80%, 02/15/18	3,600	3,886,512
Walgreen Co.
5.25%, 01/15/19[b]	1,240	1,338,230
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	10,668	10,709,918
1.75%, 05/30/18	2,770	2,775,040

		222,777,405
SAVINGS & LOANS — 0.17%
Astoria Financial Corp.
5.00%, 06/19/17 (Call 05/19/17)	3,915	4,025,885
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	14,600	14,911,649

		18,937,534
SEMICONDUCTORS — 0.59%
Altera Corp.
2.50%, 11/15/18	10,000	10,282,436
Intel Corp.
1.35%, 12/15/17[b]	37,560	37,716,017
KLA-Tencor Corp.
2.38%, 11/01/17	2,530	2,545,745
QUALCOMM Inc.
1.40%, 05/18/18	10,145	10,176,973
Texas Instruments Inc.
1.00%, 05/01/18	650	646,845
1.65%, 08/03/19	3,384	3,396,825

		64,764,841
SOFTWARE — 1.14%
Autodesk Inc.
1.95%, 12/15/17	200	199,616

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.13%, 06/15/20 (Call 05/15/20)	$1,370	$1,385,991
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	5,000	5,075,047
Fidelity National Information Services Inc.
1.45%, 06/05/17	8,080	8,045,596
2.85%, 10/15/18	9,150	9,295,736
Microsoft Corp.
0.88%, 11/15/17	8,700	8,693,465
1.30%, 11/03/18	16,734	16,782,962
1.63%, 12/06/18[b]	11,650	11,781,795
Oracle Corp.
1.20%, 10/15/17	19,322	19,367,372
2.38%, 01/15/19	10,860	11,155,135
5.75%, 04/15/18	31,100	33,664,929

		125,447,644
TELECOMMUNICATIONS — 3.40%
AT&T Inc.
1.40%, 12/01/17	15,060	15,020,635
1.70%, 06/01/17	7,650	7,674,456
1.75%, 01/15/18	15,964	15,995,203
2.30%, 03/11/19	12,000	12,159,446
2.38%, 11/27/18	19,632	19,955,015
5.50%, 02/01/18	35,772	38,082,849
5.60%, 05/15/18	5,616	6,045,958
5.80%, 02/15/19[b]	33,975	37,540,439
British Telecommunications PLC
2.35%, 02/14/19	10,750	10,926,001
5.95%, 01/15/18[b]	10,239	10,961,693
Cisco Systems Inc.
1.40%, 02/28/18[b]	15,000	15,080,713
1.60%, 02/28/19	13,900	14,020,530
1.65%, 06/15/18	13,755	13,899,573
2.13%, 03/01/19[b]	15,697	16,038,338
4.95%, 02/15/19	20,000	21,879,875
Corning Inc.
1.45%, 11/15/17	625	622,074
Deutsche Telekom International Finance BV
6.75%, 08/20/18	2,582	2,875,714
Harris Corp.
2.00%, 04/27/18	1,620	1,610,137
Juniper Networks Inc.
3.13%, 02/26/19	5,000	5,058,601
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	1,070	1,069,433

Security	Principal (000s)	Value
Qwest Corp.
6.50%, 06/01/17	$5	$5,225
Rogers Communications Inc.
6.80%, 08/15/18	9,990	11,047,323
Telefonica Emisiones SAU
3.19%, 04/27/18	13,000	13,281,533
6.22%, 07/03/17	5,795	6,077,844
Verizon Communications Inc.
1.35%, 06/09/17	15,236	15,247,243
3.65%, 09/14/18	37,872	39,749,624
5.50%, 02/15/18	50	53,331
6.10%, 04/15/18	4,250	4,609,754
Vodafone Group PLC
1.25%, 09/26/17[b]	3,400	3,385,518
1.50%, 02/19/18[b]	15,107	15,056,735

		375,030,813
TOYS, GAMES & HOBBIES — 0.01%
Hasbro Inc.
6.30%, 09/15/17[b]	1,000	1,056,688

		1,056,688
TRANSPORTATION — 0.62%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19[b]	1,200	1,317,922
5.75%, 03/15/18	3,355	3,613,290
Canadian National Railway Co.
5.55%, 05/15/18	4,502	4,858,676
5.85%, 11/15/17	2,285	2,433,483
CSX Corp.
6.25%, 03/15/18	8,206	8,874,973
FedEx Corp.
8.00%, 01/15/19	7,400	8,568,313
Norfolk Southern Corp.
5.75%, 04/01/18	8,035	8,641,405
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	2,485	2,488,227
2.50%, 03/01/18 (Call 02/01/18)	3,900	3,937,734
2.55%, 06/01/19 (Call 05/01/19)	1,000	1,005,421
2.65%, 03/02/20 (Call 02/02/20)[b]	1,200	1,200,768
3.50%, 06/01/17	1,650	1,676,407
Union Pacific Corp.
5.70%, 08/15/18	2,746	3,002,948
United Parcel Service Inc.
1.13%, 10/01/17[b]	680	681,328
5.13%, 04/01/19	13,421	14,813,847
5.50%, 01/15/18	1,645	1,759,462

		68,874,204

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
TRUCKING & LEASING — 0.10%
GATX Corp.
2.38%, 07/30/18	$5,000	$4,978,790
2.50%, 03/15/19	6,000	5,955,579

		10,934,369
WATER — 0.05%
American Water Capital Corp.
6.09%, 10/15/17	5,000	5,290,599

		5,290,599

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,201,903,372)		9,223,837,370

FOREIGN GOVERNMENT OBLIGATIONS[e] — 15.24%

CANADA — 2.36%
Canada Government International Bond
1.13%, 03/19/18	37,950	38,082,605
1.63%, 02/27/19[b]	35,500	36,034,573
Export Development Canada
1.00%, 05/15/17[b]	10,000	10,012,624
1.00%, 06/15/18[b]	15,000	14,999,079
1.00%, 11/01/18	5,950	5,941,602
1.25%, 12/10/18[b]	4,500	4,519,674
1.25%, 02/04/19[b]	9,545	9,581,428
Province of Manitoba Canada
1.75%, 05/30/19[b]	5,000	5,051,923
Province of Ontario Canada
1.10%, 10/25/17[b]	18,800	18,822,541
1.20%, 02/14/18[b]	16,490	16,523,674
1.63%, 01/18/19[b]	35,000	35,243,296
2.00%, 09/27/18	15,000	15,247,584
2.00%, 01/30/19	25,000	25,387,028
3.00%, 07/16/18	15,000	15,545,838
3.15%, 12/15/17[b]	9,098	9,392,342

		260,385,811
COLOMBIA — 0.05%
Colombia Government International Bond
7.38%, 03/18/19	5,000	5,641,729

		5,641,729
GERMANY — 0.46%
FMS Wertmanagement AoeR
1.00%, 11/21/17	400	400,069
1.13%, 09/05/17	6,750	6,763,169
1.25%, 07/30/18	18,600	18,669,445
1.63%, 11/20/18	25,000	25,291,062

		51,123,745

Security	Principal (000s)	Value
ISRAEL — 0.15%
Israel Government International Bond
5.13%, 03/26/19	$15,000	$16,462,500

		16,462,500
ITALY — 0.06%
Italy Government International Bond
5.38%, 06/12/17	5,900	6,132,089

		6,132,089
JAPAN — 0.63%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	2,500	2,497,953
1.75%, 07/31/18	25,800	25,955,827
1.75%, 11/13/18	31,000	31,167,109
Japan Finance Corp.
2.13%, 02/07/19	10,000	10,167,484

		69,788,373
MEXICO — 0.05%
Mexico Government International Bond
5.95%, 03/19/19	5,000	5,583,332

		5,583,332
SOUTH KOREA — 0.12%
Export-Import Bank of Korea
1.75%, 02/27/18	5,000	5,007,892
2.88%, 09/17/18	8,240	8,453,654

		13,461,546
SUPRANATIONAL — 10.58%
African Development Bank
0.75%, 11/03/17[b]	23,400	23,339,839
0.88%, 03/15/18[b]	12,400	12,371,978
1.00%, 05/15/19	10,767	10,715,812
1.13%, 03/04/19	13,485	13,477,888
1.38%, 12/17/18	10,000	10,055,033
Asian Development Bank
0.75%, 07/28/17	14,750	14,725,834
0.88%, 04/26/18	12,000	11,974,549
1.13%, 06/05/18	35,000	35,067,200
1.38%, 01/15/19[b]	51,400	51,717,822
1.50%, 09/28/18	10,000	10,097,199
1.75%, 09/11/18[b]	20,000	20,306,922
1.75%, 03/21/19	10,000	10,159,425
1.88%, 04/12/19[b]	10,000	10,196,318
5.25%, 06/12/17	17,220	17,993,743
Corp. Andina de Fomento
1.50%, 08/08/17	15,200	15,225,101

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Council of Europe Development Bank
1.00%, 03/07/18	$15,000	$14,991,330
1.13%, 05/31/18	15,000	15,010,896
1.50%, 06/19/17	6,100	6,138,080
European Bank for Reconstruction & Development
0.75%, 09/01/17	550	548,756
1.00%, 09/17/18	15,400	15,370,655
1.63%, 11/15/18[b]	20,000	20,243,680
European Investment Bank
1.00%, 08/17/17	26,725	26,757,535
1.00%, 12/15/17	10,500	10,501,902
1.00%, 03/15/18	25,600	25,591,788
1.00%, 06/15/18[b]	13,200	13,187,270
1.13%, 09/15/17	10,180	10,203,543
1.13%, 08/15/18	75,000	75,082,072
1.25%, 05/15/18	66,000	66,269,287
1.25%, 05/15/19	25,000	25,040,155
1.63%, 12/18/18	40,400	40,905,323
1.88%, 03/15/19	50,400	51,336,004
5.13%, 05/30/17[b]	15,065	15,690,481
Inter-American Development Bank
1.00%, 07/14/17[b]	22,250	22,277,512
1.00%, 05/13/19	25,000	24,888,447
1.13%, 08/28/18[b]	26,100	26,146,299
1.25%, 01/16/18[b]	25,000	25,106,985
1.50%, 09/25/18	17,000	17,160,757
2.38%, 08/15/17	19	19,335
4.25%, 09/10/18	12,000	12,851,944
International Bank for Reconstruction & Development
0.88%, 07/19/18	16,450	16,402,338
1.00%, 11/15/17[b]	30,000	30,020,217
1.00%, 06/15/18	25,400	25,395,890
1.00%, 10/05/18[b]	49,800	49,748,940
1.13%, 07/18/17	10,860	10,890,057
1.38%, 04/10/18[b]	32,000	32,221,379
1.88%, 03/15/19[b]	50,000	50,985,185
International Finance Corp.
0.88%, 06/15/18[b]	30,000	29,919,864
1.25%, 07/16/18	30,000	30,135,180
1.25%, 11/27/18	15,100	15,157,410
1.75%, 09/04/18[b]	11,000	11,169,845

Security	Principal or Shares (000s)	Value
Nordic Investment Bank
1.13%, 03/19/18	$24,000	$24,058,250
1.13%, 02/25/19	11,135	11,126,199

		1,165,975,453
SWEDEN — 0.38%
Svensk Exportkredit AB
1.13%, 04/05/18	12,500	12,499,271
1.25%, 04/12/19	15,000	14,968,752
1.75%, 05/30/17	13,700	13,804,668

		41,272,691
TURKEY — 0.40%
Turkey Government International Bond
6.75%, 04/03/18	25,100	26,835,166
7.50%, 07/14/17	15,650	16,581,331

		43,416,497

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,677,088,540)		1,679,243,766

SHORT-TERM INVESTMENTS — 6.47%

MONEY MARKET FUNDS — 6.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,f,g]	488,531	488,531,247
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,f,g]	53,278	53,277,693
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,f]	170,995	170,995,456

		712,804,396

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Security	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $712,804,396)	$712,804,396

TOTAL INVESTMENTS IN SECURITIES — 105.41%
(Cost: $11,591,796,308)[h]	11,615,885,532
Other Assets, Less Liabilities — (5.41)%	(596,221,326)

NET ASSETS — 100.00%	$11,019,664,206

FRN — Floating Rate Note

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $11,591,814,353. Net unrealized appreciation was $24,071,179, of which $33,441,287 represented gross unrealized appreciation on securities and $9,370,108 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 02/23/18	$5,250	$—	$—	$5,250	$5,261,318	$9,944	$—
1.60%, 06/01/18	15,000	2,000	—	17,000	17,045,910	64,690	—
1.80%, 11/05/18	21,600	—	—	21,600	21,725,491	13,763	—
1.85%, 07/20/18	10,000	1,000	—	11,000	11,078,181	43,476	—
1.95%, 03/04/19	—	8,500	—	8,500	8,569,193	—	—
2.20%, 01/28/19	10,000	350	—	10,350	10,506,981	—	—

					$74,187,074	$131,873	$—

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

May 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$9,223,837,370	$—	$9,223,837,370
Foreign government obligations	—	1,679,243,766	—	1,679,243,766
Money market funds	712,804,396	—	—	712,804,396

Total	$712,804,396	$10,903,081,136	$—	$11,615,885,532

55

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR TREASURY BOND ETF

May 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.64%
U.S. Treasury Note/Bond
0.50%, 09/30/16	$14	$14,202
0.50%, 02/28/17	757	756,031
0.50%, 03/31/17	182	181,719
0.50%, 07/31/17	6,120	6,100,159
0.63%, 07/15/16	39	38,918
0.63%, 08/15/16	4	3,802
0.63%, 10/15/16	99	99,038
0.63%, 11/15/16	133	133,045
0.63%, 12/15/16	113	113,044
0.63%, 02/15/17	26	25,994
0.63%, 05/31/17	697,258	696,468,007
0.63%, 06/30/17	34,200	34,153,249
0.63%, 08/31/17	425,973	425,190,914
0.63%, 09/30/17	6,306	6,291,957
0.63%, 11/30/17	236,615	235,940,174
0.63%, 04/30/18	206,098	205,148,094
0.75%, 01/15/17	182	182,163
0.75%, 03/15/17	538	538,215
0.75%, 06/30/17	32,922	32,919,432
0.75%, 10/31/17	126,963	126,858,890
0.75%, 12/31/17	159,218	159,037,606
0.75%, 02/28/18	275,202	274,696,729
0.75%, 03/31/18	212,702	212,270,002
0.75%, 04/15/18	147,888	147,547,118
0.75%, 02/15/19	20,384	20,255,010
0.88%, 09/15/16	24	23,833
0.88%, 11/30/16	97	97,152
0.88%, 12/31/16	96	96,061
0.88%, 04/15/17	629	630,038
0.88%, 04/30/17	15,444	15,466,626
0.88%, 05/15/17	11,084	11,100,016
0.88%, 06/15/17	196,302	196,570,745
0.88%, 07/15/17	26,551	26,583,153
0.88%, 08/15/17	34,989	35,030,007
0.88%, 10/15/17	208,656	208,859,857
0.88%, 11/15/17	37,231	37,264,433
0.88%, 01/15/18	79,520	79,563,497
0.88%, 01/31/18	18,880	18,891,064
0.88%, 07/15/18	77,181	77,126,742
0.88%, 10/15/18	141,954	141,726,590
0.88%, 04/15/19	111,791	111,349,985

Security	Principal (000s)	Value
0.88%, 05/15/19	$88,000	$87,615,000
1.00%, 08/31/16	34	33,852
1.00%, 10/31/16	81	81,057
1.00%, 03/31/17	508	509,251
1.00%, 09/15/17	317,769	318,637,780
1.00%, 12/15/17	144,449	144,815,756
1.00%, 02/15/18	97,185	97,424,172
1.00%, 03/15/18	24,078	24,133,500
1.00%, 05/15/18	37,552	37,634,164
1.00%, 05/31/18	28,625	28,688,748
1.00%, 08/15/18	342,292	342,893,449
1.00%, 09/15/18	43,892	43,960,559
1.00%, 03/15/19	368,290	368,290,000
1.13%, 06/15/18	182,136	182,968,362
1.13%, 01/15/19	92,420	92,762,971
1.25%, 10/31/18	79,266	79,832,593
1.25%, 11/15/18	79,266	79,832,593
1.25%, 11/30/18	199,942	201,379,183
1.25%, 12/15/18	19,232	19,370,240
1.25%, 01/31/19	1,370	1,379,793
1.25%, 04/30/19	24,900	25,074,101
1.38%, 06/30/18	16,109	16,264,420
1.38%, 07/31/18	207,072	209,142,720
1.38%, 09/30/18	111,092	112,224,583
1.38%, 12/31/18	140,520	141,974,663
1.38%, 02/28/19	198,066	200,139,553
1.50%, 06/30/16	24	23,824
1.50%, 07/31/16	2	2,004
1.50%, 08/31/18	76,660	77,650,809
1.50%, 12/31/18	446,625	452,713,839
1.50%, 01/31/19	209,854	212,714,940
1.50%, 02/28/19	323,230	327,737,442
1.63%, 03/31/19	249,934	254,259,108
1.63%, 04/30/19	464,597	472,709,328
1.75%, 10/31/18	9,973	10,166,227
1.88%, 08/31/17	229,410	232,492,812
1.88%, 09/30/17	94,128	95,470,077
1.88%, 10/31/17	320,944	325,695,576
2.25%, 11/30/17	33,610	34,324,213
2.38%, 07/31/17	133,931	136,368,946
2.38%, 05/31/18	74,480	76,673,659
2.38%, 06/30/18	78,168	80,558,846
2.50%, 06/30/17	72,754	74,095,438

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.63%, 01/31/18	$107,134	$110,264,348
2.63%, 04/30/18	4,544	4,695,583
2.75%, 11/30/16	165	166,785
2.75%, 05/31/17	16,004	16,319,711
2.75%, 12/31/17	99,506	102,471,776
2.75%, 02/28/18	284,609	293,925,391
2.75%, 02/15/19	11,065	11,591,882
2.88%, 03/31/18	193,383	200,438,385
3.00%, 02/28/17	245	249,196
3.13%, 10/31/16	39	39,420
3.13%, 01/31/17	122	123,992
3.13%, 04/30/17	107	109,305
3.25%, 12/31/16	24	24,365
3.25%, 03/31/17	738	753,488
3.50%, 02/15/18	80,611	84,213,344
3.88%, 05/15/18	1,271	1,346,168
4.25%, 11/15/17	16,825	17,657,703
4.50%, 05/15/17	16,825	17,423,734
4.63%, 11/15/16	75	76,376
4.63%, 02/15/17	279	286,730
4.75%, 08/15/17	16,825	17,629,437
7.50%, 11/15/16	115	118,603
8.75%, 05/15/17	6,052	6,511,553
8.88%, 08/15/17	2,492	2,734,873

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,153,844,214)		10,155,235,610

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	16,555	$16,555,353

		16,555,353

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,555,353)		16,555,353

TOTAL INVESTMENTS IN SECURITIES — 99.80%
(Cost: $10,170,399,567)[c]		10,171,790,963
Other Assets, Less Liabilities — 0.20%		20,080,943

NET ASSETS — 100.00%		$10,191,871,906

[a]	Affiliated issuer.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $10,171,338,989. Net unrealized appreciation was $451,974, of which $6,407,045 represented gross unrealized appreciation on securities and $5,955,071 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$10,155,235,610	$—	$10,155,235,610
Money market funds	16,555,353	—	—	16,555,353

Total	$16,555,353	$10,155,235,610	$—	$10,171,790,963

57

Schedule of Investments (Unaudited)

iSHARES® 3-7 YEAR TREASURY BOND ETF

May 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.09%
U.S. Treasury Note/Bond
0.88%, 05/15/19[a]	$15,924	$15,854,333
1.00%, 06/30/19	21,322	21,300,337
1.00%, 08/31/19	160,609	160,201,214
1.00%, 09/30/19	26,440	26,363,562
1.13%, 01/15/19	23,008	23,093,383
1.13%, 12/31/19[a]	55,868	55,806,880
1.13%, 03/31/20[a]	17,940	17,894,450
1.13%, 04/30/20	93,465	93,125,442
1.25%, 01/31/20[a]	24,660	24,723,573
1.25%, 02/29/20[a]	199,285	199,752,124
1.38%, 01/31/20[a]	79,129	79,707,037
1.38%, 02/29/20	56,184	56,546,106
1.38%, 03/31/20	68,623	69,041,189
1.38%, 05/31/20[a]	153,496	154,305,384
1.38%, 08/31/20	59,665	59,860,761
1.38%, 09/30/20	16,996	17,041,804
1.38%, 04/30/21[a]	7,265	7,267,267
1.50%, 01/31/19	15,264	15,472,094
1.50%, 11/30/19	63,895	64,686,212
1.50%, 01/31/22[a]	135,061	135,045,198
1.50%, 02/28/23[a]	65,798	65,240,230
1.50%, 03/31/23	17,208	17,048,017
1.63%, 03/31/19	16,682	16,970,682
1.63%, 07/31/19[a]	32,208	32,776,664
1.63%, 08/31/19	91,303	92,904,363
1.63%, 12/31/19	118,530	120,474,603
1.63%, 06/30/20	23,040	23,366,707
1.63%, 07/31/20	34,317	34,791,535
1.63%, 11/15/22[a]	246,924	247,280,805
1.63%, 04/30/23	33,892	33,838,661
1.63%, 05/31/23	2,109	2,105,621
1.75%, 09/30/19[a]	159,327	162,731,340
1.75%, 10/31/20	16,054	16,343,727
1.75%, 02/28/22	110,016	111,451,379
1.75%, 03/31/22	9,915	10,038,164
1.75%, 05/15/22	236,964	239,777,948
1.75%, 09/30/22	4,530	4,572,999
1.75%, 01/31/23	4,433	4,466,939
1.75%, 05/15/23[a]	310,794	312,967,072
1.88%, 06/30/20[a]	5,730	5,870,339
1.88%, 11/30/21[a]	125,679	128,349,679
1.88%, 05/31/22[a]	2,585	2,633,872

Security	Principal (000s)	Value
1.88%, 08/31/22	$248,119	$252,480,436
1.88%, 10/31/22[a]	22,229	22,597,157
2.00%, 07/31/20	70,140	72,192,156
2.00%, 09/30/20	21,935	22,580,196
2.00%, 11/30/20[a]	234,367	241,196,483
2.00%, 02/28/21	14,775	15,209,695
2.00%, 05/31/21[a]	50,372	51,877,266
2.00%, 08/31/21	46,121	47,443,381
2.00%, 10/31/21[a]	47,695	49,038,282
2.00%, 07/31/22	21,305	21,844,272
2.00%, 11/30/22	9,520	9,746,471
2.00%, 02/15/23	4,144	4,245,010
2.13%, 08/31/20[a]	199,882	206,698,376
2.13%, 01/31/21[a]	138,970	143,828,013
2.13%, 08/15/21	173,353	179,386,551
2.13%, 09/30/21	44,906	46,465,451
2.13%, 12/31/22	8,652	8,923,050
2.25%, 04/30/21[a]	722,478	752,534,530
2.25%, 07/31/21	15,512	16,154,290
2.38%, 12/31/20[a]	71,850	75,147,562
2.63%, 08/15/20	45,963	48,464,031
2.63%, 11/15/20	183,859	194,143,177
2.75%, 11/15/23	55,000	59,157,230
2.75%, 02/15/24	35,000	37,674,210
3.13%, 05/15/19	23,424	24,856,893
3.50%, 05/15/20	172,169	187,172,640
3.63%, 08/15/19	22,285	24,093,049
3.63%, 02/15/20	19,352	21,072,509
3.63%, 02/15/21[a]	9,197	10,145,799
8.13%, 05/15/21[a]	9,292	12,290,482
8.75%, 05/15/20[a]	13,328	17,187,909

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,826,683,949)		5,858,936,253

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

May 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 15.94%

MONEY MARKET FUNDS — 15.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[b,c,d]	704,302	$704,301,962
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c,d]	76,809	76,808,973
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	161,619	161,619,255

		942,730,190

TOTAL SHORT-TERM INVESTMENTS
(Cost: $942,730,190)		942,730,190

TOTAL INVESTMENTS IN SECURITIES — 115.03%
(Cost: $6,769,414,139)[e]		6,801,666,443
Other Assets, Less Liabilities — (15.03)%		(888,663,506)

NET ASSETS — 100.00%		$5,913,002,937

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $6,770,784,523. Net unrealized appreciation was $30,881,920, of which $35,053,557 represented gross unrealized appreciation on securities and $4,171,637 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$5,858,936,253	$—	$5,858,936,253
Money market funds	942,730,190	—	—	942,730,190

Total	$942,730,190	$5,858,936,253	$—	$6,801,666,443

59

Schedule of Investments (Unaudited)

iSHARES® 7-10 YEAR TREASURY BOND ETF

May 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.82%
U.S. Treasury Note/Bond
1.63%, 02/15/26[a]	$146,122	$143,228,055
1.75%, 05/15/26	4,725	4,635,301
2.00%, 02/15/25	778,607	791,501,882
2.00%, 08/15/25	935,648	949,463,372
2.13%, 05/15/25	947,820	972,700,583
2.25%, 11/15/24	933,736	968,642,164
2.25%, 11/15/25	842,509	872,983,717
2.38%, 08/15/24	2,335,686	2,446,813,478
2.50%, 05/15/24[a]	1,752,185	1,853,414,407
2.75%, 11/15/23[a]	10,963	11,791,434
2.75%, 02/15/24[a]	710,768	765,075,263
6.13%, 11/15/27[a]	16,317	23,359,450
6.88%, 08/15/25[a]	17,281	24,769,203
7.63%, 02/15/25[a]	16,368	24,149,200

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $9,729,334,941)		9,852,527,509

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[b,c,d]	200,805	$200,805,148
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c,d]	21,899	21,899,183
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	87,716	87,715,564

		310,419,895

TOTAL SHORT-TERM INVESTMENTS
(Cost: $310,419,895)		310,419,895

TOTAL INVESTMENTS IN SECURITIES — 102.96%
(Cost: $10,039,754,836)[e]		10,162,947,404
Other Assets, Less Liabilities — (2.96)%		(292,544,327)

NET ASSETS — 100.00%		$9,870,403,077

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $10,062,957,813. Net unrealized appreciation was $99,989,591, of which $125,913,704 represented gross unrealized appreciation on securities and $25,924,113 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$9,852,527,509	$—	$9,852,527,509
Money market funds	310,419,895	—	—	310,419,895

Total	$310,419,895	$9,852,527,509	$—	$10,162,947,404

60

Schedule of Investments (Unaudited)

iSHARES® 10-20 YEAR TREASURY BOND ETF

May 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.08%
U.S. Treasury Note/Bond
2.00%, 08/15/25	$6,000	$6,090,540
6.75%, 08/15/26[a]	15,080	21,994,473
6.50%, 11/15/26[a]	21,652	31,222,039
6.63%, 02/15/27[a]	18,982	27,759,365
6.38%, 08/15/27[a]	13,189	19,140,311
6.13%, 11/15/27[a]	64,432	92,263,979
5.50%, 08/15/28	32,425	44,838,957
5.25%, 11/15/28[a]	47,603	64,753,616
5.25%, 02/15/29[a]	64,448	87,995,597
6.13%, 08/15/29	38,128	56,337,872
6.25%, 05/15/30[a]	62,146	94,172,953
5.38%, 02/15/31[a]	91,476	130,284,126
4.50%, 02/15/36[a]	91,680	125,448,488

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $793,393,811)		802,302,316

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 47.36%

MONEY MARKET FUNDS — 47.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[b,c,d]	335,358	$335,357,761
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c,d]	36,573	36,573,071
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	15,538	15,538,104

		387,468,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $387,468,936)		387,468,936

TOTAL INVESTMENTS IN SECURITIES — 145.44%
(Cost: $1,180,862,747)[e]		1,189,771,252
Other Assets, Less Liabilities — (45.44)%		(371,739,427)

NET ASSETS — 100.00%		$818,031,825

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $1,181,052,729. Net unrealized appreciation was $8,718,523, of which $9,237,203 represented gross unrealized appreciation on securities and $518,680 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$802,302,316	$—	$802,302,316
Money market funds	387,468,936	—	—	387,468,936

Total	$387,468,936	$802,302,316	$—	$1,189,771,252

61

Schedule of Investments (Unaudited)

iSHARES® 20+ YEAR TREASURY BOND ETF

May 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.64%
U.S. Treasury Note/Bond
2.50%, 02/15/45[a]	$737,159	$717,174,870
2.50%, 02/15/46[a]	235,974	229,401,944
2.50%, 05/15/46	1,020	992,707
2.75%, 08/15/42[a]	252,102	260,571,218
2.75%, 11/15/42[a]	523,977	540,556,259
2.88%, 05/15/43[a]	536,329	565,491,362
2.88%, 08/15/45	369,917	388,456,130
3.00%, 05/15/42[a]	102,700	111,324,615
3.00%, 11/15/44	382,042	411,485,977
3.00%, 05/15/45	251,477	270,730,582
3.00%, 11/15/45[a]	50,628	54,496,283
3.13%, 11/15/41	116,951	129,906,393
3.13%, 02/15/42[a]	18,062	20,055,511
3.13%, 02/15/43[a]	567,669	628,426,959
3.13%, 08/15/44	444,464	490,508,135
3.38%, 05/15/44[a]	523,342	605,461,802
3.50%, 02/15/39[a]	6,344	7,543,673
3.63%, 08/15/43	342,445	415,093,780
3.63%, 02/15/44	200,676	242,966,256
3.75%, 08/15/41[a]	8,620	10,602,354
3.75%, 11/15/43	101,327	125,609,813
3.88%, 08/15/40[a]	221,858	277,912,005
4.25%, 05/15/39[a]	86,084	113,799,134
4.25%, 11/15/40[a]	309,196	408,983,930
4.38%, 02/15/38[a]	70,349	94,866,752
4.38%, 11/15/39[a]	93,275	125,366,846
4.38%, 05/15/40	143,569	193,099,902
4.50%, 02/15/36[a]	35,960	49,199,588
4.50%, 05/15/38[a]	46,597	63,896,273
4.63%, 02/15/40	245,643	341,683,346
4.75%, 02/15/41[a]	6,901	9,790,099
5.00%, 05/15/37[a]	98,665	143,955,088

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,040,135,628)		8,049,409,586

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 20.98%

MONEY MARKET FUNDS — 20.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[b,c,d]	1,433,709	$1,433,709,387
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c,d]	156,356	156,355,870
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	121,806	121,805,678

		1,711,870,935

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,711,870,935)		1,711,870,935

TOTAL INVESTMENTS IN SECURITIES — 119.62%
(Cost: $9,752,006,563)[e]		9,761,280,521
Other Assets, Less Liabilities — (19.62)%		(1,600,992,170)

NET ASSETS — 100.00%		$8,160,288,351

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated issuer.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $9,773,689,568. Net unrealized depreciation was $12,409,047, of which $31,265,057 represented gross unrealized appreciation on securities and $43,674,104 represented gross unrealized depreciation on securities.

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® 20+ YEAR TREASURY BOND ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$8,049,409,586	$—	$8,049,409,586
Money market funds	1,711,870,935	—	—	1,711,870,935

Total	$1,711,870,935	$8,049,409,586	$—	$9,761,280,521

63

Schedule of Investments (Unaudited)

iSHARES® AGENCY BOND ETF

May 31, 2016

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 3.12%

ISRAEL — 2.55%
Israel Government AID Bond
0.00%, 09/15/20	$4	$3,726
5.50%, 09/18/23	10,500	12,990,246
5.50%, 12/04/23	2,500	3,106,288

		16,100,260

JORDAN — 0.11%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	250	259,032
2.57%, 06/30/22	400	416,543

		675,575

UKRAINE — 0.46%
Ukraine Government AID Bond
1.85%, 05/29/20	2,849	2,893,380

		2,893,380

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $19,023,048)		19,669,215

U.S. GOVERNMENT AGENCY OBLIGATIONS — 96.25%
Fannie Mae Principal STRIPS
0.00%, 03/23/28	100	71,725
0.00%, 11/15/30	1,600	1,038,454
Federal Farm Credit Banks
0.50%, 08/23/16	2,000	2,000,610
1.03%, 05/11/18	6,000	6,006,314
1.13%, 03/12/18	4,400	4,414,198
1.22%, 06/25/18	45,900	46,086,129
1.30%, 12/14/18	2,845	2,857,859
2.00%, 04/04/22	489	497,291
2.50%, 04/09/26	500	508,075
3.35%, 03/23/33	100	104,928
3.39%, 03/20/34	100	105,146
4.88%, 01/27/20	250	281,088
5.13%, 07/09/29	267	338,851
5.15%, 11/15/19[b]	1,889	2,133,796
5.41%, 04/17/36	250	335,468
FRN, (1 mo. LIBOR US + 0.020%)
0.45%, 09/14/16	75	75,011

Security	Principal (000s)	Value
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	$600	$601,055
Federal Home Loan Banks
0.75%, 08/28/17	20,000	19,954,042
0.88%, 03/19/18	11,000	10,989,449
0.88%, 06/29/18	2,300	2,295,565
1.00%, 12/19/17[b]	21,420	21,459,419
1.25%, 06/08/18	4,320	4,344,292
1.63%, 12/09/16[b]	8,020	8,064,062
1.75%, 06/12/20	2,000	2,026,277
2.13%, 12/08/17	5,825	5,933,277
2.75%, 06/08/18	100	103,511
2.88%, 06/13/25[b]	2,000	2,121,492
3.13%, 12/08/17	385	397,613
4.00%, 09/01/28	810	930,670
4.11%, 04/18/18	3,000	3,175,498
4.13%, 12/13/19	350	384,496
4.50%, 09/13/19[b]	1,780	1,965,198
5.37%, 09/09/24	1,000	1,251,316
5.38%, 09/09/16	1,000	1,013,292
5.38%, 08/15/18	1,385	1,515,206
5.38%, 05/15/19	65	72,890
5.38%, 08/15/24	520	646,200
5.50%, 07/15/36[b]	4,130	5,692,648
5.63%, 03/14/36	500	686,855
5.75%, 06/12/26	2,400	3,147,281
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	2,723	2,572,176
0.75%, 07/14/17	20,000	19,965,754
0.75%, 01/12/18[b]	18,000	17,964,743
1.00%, 06/29/17[b]	6,125	6,132,458
1.00%, 12/15/17	37,000	37,067,322
1.13%, 04/15/19	30,500	30,525,623
1.14%, 10/15/18 (Call 07/15/16)	800	797,474
1.20%, 06/12/18 (Call 06/12/16)	7,200	7,201,087
1.20%, 10/29/18 (Call 07/29/16)	6,400	6,395,868
1.25%, 08/01/19	5,705	5,724,696
1.25%, 10/02/19	16,040	16,077,109
1.35%, 02/26/19 (Call 08/26/16)	2,400	2,399,881
1.75%, 05/30/19[b]	17,705	18,041,615
2.00%, 10/09/19	1,700	1,746,675
2.38%, 01/13/22[b]	6,520	6,797,120
4.88%, 06/13/18	354	381,805
6.25%, 07/15/32	4,576	6,668,285

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.75%, 09/15/29	$150	$222,868
6.75%, 03/15/31	4,000	5,982,768
Federal National Mortgage Association
0.00%, 11/15/16	3,200	3,192,467
0.00%, 06/01/17	57,871	57,397,679
0.00%, 10/09/19	30,540	28,961,998
0.00%, 05/15/30	61	40,243
0.88%, 03/28/18	2,000	1,997,914
1.25%, 06/20/18 (Call 06/20/16)	3,482	3,483,226
1.38%, 02/26/21	4,900	4,882,928
1.50%, 06/22/20[b]	7,600	7,656,265
1.50%, 11/30/20[b]	4,320	4,338,416
1.63%, 01/21/20[b]	11,288	11,456,496
1.63%, 10/30/20	400	402,932
1.75%, 09/12/19	1,900	1,935,583
2.13%, 04/24/26	3,500	3,497,998
5.38%, 06/12/17[b]	8,685	9,093,914
5.63%, 07/15/37	391	549,351
6.21%, 08/06/38[b]	2,147	3,245,565
6.25%, 05/15/29	100	141,107
6.32%, 12/20/27	290	403,148
6.63%, 11/15/30	8,150	12,026,525
7.13%, 01/15/30	200	304,946
7.25%, 05/15/30	11,000	16,974,737
8.28%, 01/10/25	350	514,541
Financing Corp.
8.60%, 09/26/19	4,753	5,884,306
9.40%, 02/08/18	250	284,867
9.65%, 11/02/18	380	456,447
9.80%, 11/30/17	680	768,705
9.80%, 04/06/18	4,085	4,738,982
10.35%, 08/03/18	3,135	3,750,819
10.70%, 10/06/17	780	881,111
Financing Corp. STRIPS
0.00%, 11/11/16	3,167	3,159,409
0.00%, 12/06/16	3,927	3,913,625
0.00%, 11/30/17	195	192,231
0.00%, 02/08/18	90	88,562
0.00%, 05/11/18	350	343,229
0.00%, 08/03/18	600	586,449
0.00%, 11/02/18	285	278,026
0.00%, 12/27/18	30	29,139
0.00%, 03/07/19	4,105	3,964,010
0.00%, 09/26/19	962	920,269

Security	Principal (000s)	Value
Navient Solutions Inc.
0.00%, 10/03/22	$5,745	$4,945,979
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19	500	526,911
Series A5
3.45%, 06/12/21	999	1,082,403
Private Export Funding Corp.
4.38%, 03/15/19	471	510,917
Series HH
1.45%, 08/15/19	1,500	1,507,230
Series JJ
1.88%, 07/15/18	2,750	2,786,025
Series KK
3.55%, 01/15/24	5,000	5,499,050
Residual Funding Corp. Principal STRIPS
0.00%, 07/15/20	10,000	9,397,920
Tennessee Valley Authority
2.88%, 09/15/24[b]	4,000	4,217,270
3.50%, 12/15/42[b]	3,450	3,487,816
4.25%, 09/15/65	1,870	1,983,831
4.50%, 04/01/18	216	229,764
4.63%, 09/15/60	511	581,201
5.25%, 09/15/39	2,250	2,907,782
5.50%, 07/18/17	1,000	1,051,872
5.88%, 04/01/36[b]	3,508	4,826,878

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $600,876,347)		606,572,888

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

May 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 10.22%
MONEY MARKET FUNDS — 10.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	57,319	$57,319,026
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	6,251	6,251,034
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	812	811,605

		64,381,665

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,381,665)		64,381,665

TOTAL INVESTMENTS IN SECURITIES — 109.59%
(Cost: $684,281,060)[f]		690,623,768
Other Assets, Less Liabilities — (9.59)%		(60,438,944)

NET ASSETS — 100.00%		$630,184,824

FRN — Floating Rate Note

STRIPS — Separate Trading of Registered Interest & Principal of Securities

[a]	Investments are denominated in U.S. dollars.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $684,289,568. Net unrealized appreciation was $6,334,200, of which $6,640,868 represented gross unrealized appreciation on securities and $306,668 represented gross unrealized depreciation on securities.

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$19,669,215	$—	$19,669,215
U.S. government & agency obligations	—	606,572,888	—	606,572,888
Money market funds	64,381,665	—	—	64,381,665

Total	$64,381,665	$626,242,103	$—	$690,623,768

67

Schedule of Investments (Unaudited)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.87%

CALIFORNIA — 98.87%
Acalanes Union High School District GO
Series A
0.00%, 08/01/39	(Call 08/01/29)	$200	$186,522
Series B
0.00%, 08/01/46	(PR 08/01/21)	580	89,871
Alameda Corridor Transportation Authority RB
Series A
0.00%, 10/01/17	(AMBAC)	70	68,846
Series B
5.00%, 10/01/35	(Call 10/01/26)	1,000	1,197,170
5.00%, 10/01/36	(Call 10/01/26)	600	726,102
Alameda County Joint Powers Authority RB
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	265,335
Alameda County Transportation Commission
4.00%, 03/01/22		535	619,070
Anaheim Public Financing Authority RB
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	643,337
Bay Area Toll Authority RB
Series A
1.00%, 04/01/47	(Call 10/01/16)	450	450,373
Series B
1.50%, 04/01/47	(Call 10/01/17)	2,230	2,247,974
Series C
1.88%, 04/01/47	(Call 10/01/18)	1,875	1,911,637
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	251,333
Series E
2.00%, 04/01/34	(Call 10/01/20)	1,000	1,029,610
Series F
5.00%, 04/01/31	(PR 04/01/17)	780	808,712
Series F-1
4.00%, 04/01/18		1,300	1,377,753
5.00%, 04/01/17		465	482,219
5.00%, 04/01/21		205	242,214

Security		Principal (000s)	Value
5.00%, 04/01/25	(PR 04/01/19)	$380	$422,860
5.00%, 04/01/27	(Call 04/01/22)	1,000	1,203,300
5.00%, 04/01/28	(Call 04/01/22)	200	239,668
5.00%, 04/01/28	(PR 04/01/19)	375	417,296
5.00%, 04/01/31	(Call 04/01/22)	1,350	1,617,138
5.00%, 04/01/34	(PR 04/01/19)	1,475	1,641,365
5.00%, 04/01/39	(PR 04/01/18)	1,150	1,239,803
5.00%, 04/01/54	(Call 04/01/24)	2,125	2,490,840
5.13%, 04/01/47	(PR 04/01/18)	225	243,081
5.25%, 04/01/27	(PR 04/01/19)	120	134,372
5.50%, 04/01/43	(PR 04/01/18)	1,620	1,761,232
Series F-2
4.00%, 04/01/20		500	555,970
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	792,745
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	500	597,460
5.00%, 04/01/43	(Call 04/01/23)	1,750	2,060,467
5.25%, 04/01/48	(Call 04/01/23)	250	296,380
5.25%, 04/01/53	(Call 04/01/23)	1,000	1,182,230
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	500	587,665
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	350	418,222
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	1,000	1,180,145
5.00%, 10/01/49	(Call 04/01/26)	250	300,978
Series U-3
5.00%, 06/01/43		1,140	1,626,575
Series U-5
5.00%, 05/01/21		380	451,740
Series U-6
5.00%, 05/01/45		1,760	2,537,322
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21		500	600,870
5.00%, 07/01/23	(ETM) (AGM)	250	311,732
5.00%, 10/01/23		500	628,395
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	810	1,049,193

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	$1,370	$1,821,442
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	740	983,845
California State Public Works Board RB
6.00%, 11/01/34	(PR 11/01/19)	360	421,452
Series A
5.00%, 12/01/19	(AMBAC)	210	225,853
5.00%, 04/01/20		350	400,739
5.00%, 04/01/24	(Call 04/01/22)	1,000	1,208,130
5.00%, 04/01/26	(Call 04/01/22)	225	269,451
5.00%, 09/01/29	(Call 09/01/24)	300	366,762
5.00%, 04/01/32	(Call 04/01/22)	405	474,980
5.00%, 09/01/32	(Call 09/01/24)	1,000	1,211,840
5.00%, 04/01/34	(Call 04/01/22)	510	595,053
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,203,470
5.00%, 04/01/37	(Call 04/01/22)	610	706,264
5.00%, 03/01/38	(Call 03/01/23)	610	720,770
5.00%, 09/01/39	(Call 09/01/24)	500	595,930
Series C
4.00%, 10/01/20		270	302,432
Series D
4.00%, 09/01/17		1,000	1,041,500
5.00%, 06/01/27	(Call 06/01/23)	340	412,838
5.00%, 12/01/27	(Call 12/01/21)	975	1,165,456
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,187,020
Series E
5.00%, 06/01/28	(Call 06/01/23)	895	1,082,243
5.00%, 04/01/34	(PR 04/01/19)	370	412,839
Series F
5.00%, 05/01/18		300	323,520
5.00%, 05/01/19		500	556,990
5.00%, 05/01/23		2,000	2,462,700
5.00%, 05/01/28	(Call 05/01/25)	350	434,175
Series G
5.00%, 01/01/21		2,250	2,630,160
5.00%, 12/01/31	(PR 12/01/21)	500	600,095
5.00%, 11/01/37	(Call 11/01/22)	1,000	1,172,570
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	113,893
5.13%, 10/01/22	(Call 10/01/19)	275	314,116
5.25%, 10/01/23	(Call 10/01/19)	105	120,497

Security		Principal (000s)	Value
Series I
5.00%, 11/01/38 (Call 11/01/23)		$1,000	$1,198,190
Series I-1
6.13%, 11/01/29 (Call 11/01/19)		225	265,021
California State University RB
Series A
4.00%, 11/01/28 (Call 11/01/22)		180	201,499
4.00%, 11/01/38 (Call 05/01/26)		210	233,577
4.00%, 11/01/45 (Call 05/01/26)		750	826,080
5.00%, 11/01/24 (Call 11/01/21)		750	892,837
5.00%, 11/01/27 (Call 11/01/24)		400	503,280
5.00%, 11/01/29 (Call 05/01/26)		300	378,534
5.00%, 11/01/30 (Call 11/01/25)		1,000	1,253,390
5.00%, 11/01/32 (Call 05/01/26)		2,490	3,105,578
5.00%, 11/01/33 (Call 11/01/24)		1,000	1,232,190
5.00%, 11/01/33 (Call 11/01/25)		500	617,040
5.00%, 11/01/33	(PR 05/01/18) (AGM)	960	1,038,835
5.00%, 11/01/33	(Call 05/01/18) (AGM)	25	27,023
5.00%, 11/01/35 (Call 11/01/25)		1,325	1,626,318
5.00%, 11/01/37 (Call 11/01/22)		325	386,448
5.00%, 11/01/37 (Call 11/01/21)		2,410	2,835,317
5.00%, 11/01/39 (Call 11/01/24)		500	604,035
5.00%, 11/01/39	(PR 05/01/18) (AGM)	845	914,391
5.00%, 11/01/39	(Call 05/01/18) (AGM)	10	10,783
5.00%, 11/01/44 (Call 11/01/24)		1,290	1,550,748
5.00%, 11/01/45 (Call 05/01/26)		665	808,248
5.00%, 11/01/47 (Call 11/01/25)		1,200	1,444,344
5.25%, 11/01/34 (PR 05/01/19)		250	281,570
Series B-2
4.00%, 11/01/49 (Call 05/01/21)		200	224,978
Series B-3
4.00%, 11/01/51 (Call 05/01/23)		200	231,106
California Statewide Communities Development Authority RB
5.00%, 05/15/40 (Call 05/15/26)		250	295,350
Cerritos Community College District GO
Series A
4.00%, 08/01/44 (Call 08/01/24)		250	272,713

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Chabot-Las Positas Community College District GO
5.00%, 08/01/31 (Call 08/01/23)		$300	$354,750
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	153,098
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	130,948
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	280	282,041
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	202,610
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	236,031
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	347,350
Chaffey Joint Union High School District GO Series B
4.00%, 08/01/44 (Call 02/01/25)		500	547,890
Chino Basin Regional Financing Authority RB
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	296,243
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	264,430
City & County of San Francisco CA COP Series A
5.00%, 04/01/29	(Call 04/01/19)	400	443,844
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		500	543,575
5.00%, 06/15/19		320	359,914
5.00%, 06/15/20		500	579,105
5.00%, 06/15/21		150	178,560
5.00%, 06/15/26 (Call 06/15/23)		500	617,475
City of Long Beach CA Harbor Revenue RB
Series C
5.00%, 11/15/18		2,300	2,534,577
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		630	712,536

Security	Principal (000s)	Value
5.00%, 09/01/20	$500	$582,095
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/16	1,240	1,240,000
5.00%, 06/01/19	495	555,355
5.00%, 06/01/20	500	578,795
5.00%, 06/01/35 (Call 06/01/23)	2,450	2,934,953
5.00%, 06/01/43 (Call 06/01/23)	500	593,935
Series B
5.00%, 06/01/22	250	304,395
5.00%, 06/01/23	235	292,260
5.00%, 06/01/30 (Call 06/01/22)	170	204,345
5.00%, 06/01/32 (Call 06/01/22)	500	598,475
City of Los Angeles Department of Airports RB
Series A
5.00%, 05/15/26 (Call 05/15/20)	500	575,565
5.00%, 05/15/27 (Call 05/15/20)	245	281,770
5.00%, 05/15/28 (Call 05/15/20)	800	920,064
5.00%, 05/15/32 (Call 05/15/20)	1,490	1,716,078
5.00%, 05/15/40 (Call 05/15/20)	2,490	2,829,437
Series B
5.00%, 05/15/35 (Call 05/15/22)	500	592,635
Series C
5.00%, 05/15/38 (Call 05/15/25)	250	299,648
Series D
5.00%, 05/15/40 (Call 05/15/20)	500	568,160
City of Sacramento CA Water Revenue RB
5.00%, 09/01/42 (Call 09/01/23)	380	454,305
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/39 (Call 05/01/22)	415	446,191
5.00%, 11/01/25 (Call 05/01/25)	200	255,560
5.00%, 11/01/32 (Call 05/01/22)	895	1,069,498
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,226,470
5.00%, 11/01/36 (Call 05/01/25)	800	971,784
Series A
4.00%, 11/01/41 (Call 05/01/22)	720	772,481
5.00%, 11/01/30 (Call 11/01/21)	500	593,665
5.00%, 11/01/33 (Call 05/01/22)	1,000	1,192,470
5.00%, 11/01/37 (Call 11/01/21)	1,000	1,167,990

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 11/01/43 (Call 05/01/22)		$500	$588,505
Series F
5.00%, 11/01/25 (Call 11/01/20)		1,175	1,377,558
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	246,986
City of Vernon CA Electric System Revenue RB
Series A
5.13%, 08/01/21 (PR 08/01/19)		150	163,548
5.13%, 08/01/21 (Call 08/01/19)		350	390,082
City of Vista CA COP
5.00%, 05/01/37	(PR 05/01/17) (NPFGC)	285	296,471
Clovis Unified School District GO
Series D
4.00%, 08/01/40 (Call 08/01/25)		250	276,015
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)		500	247,855
5.00%, 08/01/29 (Call 08/01/25)		500	628,865
5.00%, 08/01/31 (Call 08/01/25)		500	622,205
Series A
4.00%, 08/01/38 (Call 08/01/23)		500	544,120
5.00%, 08/01/38 (Call 08/01/23)		250	299,468
Contra Costa Community College District GO
5.00%, 08/01/38 (Call 08/01/23)		980	1,173,913
Series A
4.00%, 08/01/39 (Call 08/01/24)		250	273,478
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/28 (Call 07/01/19)		125	139,074
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)		250	283,045
Series C
6.00%, 07/01/41 (Call 07/01/18)		500	550,760
County of Santa Clara CA GO
4.00%, 08/01/39 (Call 08/01/22)		250	269,520
Series A
5.00%, 08/01/34 (Call 08/01/19)		1,425	1,609,167

Security		Principal (000s)	Value
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	$250	$298,958
Desert Community College District GO
5.00%, 08/01/37 (Call 02/01/26)		750	910,822
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	204,060
5.00%, 08/01/37	(PR 08/01/17) (AGM)	500	525,525
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B
5.00%, 06/01/24		500	635,960
Series A
5.00%, 06/01/28 (Call 06/01/20)		500	575,840
5.00%, 06/01/29 (Call 06/01/25)		300	376,698
5.00%, 06/01/32 (Call 06/01/25)		1,500	1,859,205
5.00%, 06/01/35 (Call 06/01/25)		500	612,830
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	1,080	1,127,585
Series B
5.00%, 06/01/17		735	767,560
5.00%, 06/01/19		350	393,228
5.00%, 06/01/20		535	619,995
5.00%, 06/01/21		350	417,074
5.00%, 06/01/23		315	393,183
Eastern Municipal Water District COP
Series H
5.00%, 07/01/24 (Call 07/01/18)		190	205,958
5.00%, 07/01/33 (Call 07/01/18)		330	358,004
5.00%, 07/01/35 (Call 07/01/18)		580	629,219
El Camino Community College District GO
Series 2012-A
4.00%, 08/01/45 (Call 08/01/26)		500	553,685
Series C
0.00%, 08/01/32		700	426,391
0.00%, 08/01/33		125	73,344
0.00%, 08/01/34		1,050	596,179
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	297,070

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Escondido Union High School District GO
Series C
0.00%, 08/01/46		$985	$320,184
0.00%, 08/01/51		1,155	288,080
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(PR 08/01/17) (AMBAC)	600	627,210
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	289,743
5.00%, 08/01/40	(Call 08/01/21)	190	220,204
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	70	52,072
0.00%, 01/15/35	(AGM)	300	151,293
Series A
0.00%, 01/01/19	(ETM)	565	548,084
0.00%, 01/01/20	(ETM)	1,100	1,049,345
0.00%, 01/01/23	(ETM)	225	201,535
0.00%, 01/01/25	(ETM)	880	751,978
0.00%, 01/01/26	(ETM)	540	448,789
0.00%, 01/01/28	(ETM)	440	346,223
Fremont Union High School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,950	2,143,615
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	500	115,000
Glendale Unified School District/CA GO
Series B
4.00%, 09/01/41	(Call 09/01/25)	350	386,407
Grossmont Union High School District GO
5.00%, 08/01/33	(PR 08/01/18)	430	469,685
Imperial Irrigation District Electric System Revenue RB
Series A
5.00%, 11/01/33	(PR 11/01/18)	560	616,745
5.00%, 11/01/33	(Call 11/01/18)	125	137,160
Long Beach Community College District GO
Series B
0.00%, 08/01/49	(Call 08/01/42)	250	147,403
5.00%, 08/01/39	(Call 08/01/22)	500	591,060

Security		Principal (000s)	Value
Long Beach Unified School District GO
Series D-1
0.00%, 08/01/39 (Call 02/01/25)		$200	$77,960
Los Angeles Community College District/CA GO
Series A
4.00%, 08/01/32 (Call 08/01/24)		1,500	1,692,405
5.00%, 08/01/23		735	917,758
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	375	394,144
5.00%, 08/01/29 (Call 08/01/24)		1,560	1,948,268
5.00%, 08/01/30 (Call 08/01/24)		2,000	2,485,720
5.00%, 08/01/31 (Call 08/01/24)		2,000	2,478,860
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	3,510	3,689,185
Series C
5.00%, 08/01/25		260	335,795
5.00%, 06/01/26		500	651,915
Series E
5.00%, 08/01/31	(PR 08/01/16) (AGM)	1,145	1,153,542
Series E-1
5.00%, 08/01/33 (PR 08/01/18)		385	420,181
Series F-1
5.00%, 08/01/33 (PR 08/01/18)		1,000	1,091,380
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20 (PR 08/15/18)		120	131,260
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19		245	275,716
5.00%, 07/01/20		1,170	1,356,779
Series A
5.00%, 07/01/17		300	314,331
5.00%, 07/01/18		35	38,069
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	217,624
5.00%, 07/01/32 (Call 07/01/23)		295	358,605
Series B
5.00%, 07/01/18		210	228,505
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)		170	179,403
5.00%, 08/01/42 (Call 08/01/22)		500	585,655
Series A
5.00%, 12/01/39 (Call 12/01/24)		500	593,505

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series D
4.00%, 12/01/40 (Call 12/01/25)		$500	$541,925
5.00%, 12/01/45 (Call 12/01/25)		500	596,720
Los Angeles County Sanitation Districts Financing Authority RB
Series A
5.00%, 10/01/20		450	524,470
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/18		1,340	1,458,081
5.00%, 07/01/19		860	967,259
5.00%, 07/01/20		1,465	1,697,598
5.00%, 07/01/22 (Call 07/01/21)		500	598,535
5.00%, 07/01/27 (Call 01/01/23)		875	1,063,536
5.00%, 07/01/28 (Call 01/01/25)		1,290	1,603,018
Series A-1
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,728,358
5.25%, 07/01/38 (Call 07/01/18)		2,350	2,553,369
Series B
5.00%, 12/01/18 (Call 11/01/18)		300	331,239
5.00%, 07/01/29 (Call 07/01/23)		585	715,063
5.00%, 07/01/43 (Call 01/01/24)		940	1,116,391
5.00%, 07/01/43 (Call 07/01/22)		2,570	3,015,998
Series D
5.00%, 07/01/35 (Call 07/01/24)		1,550	1,901,943
5.00%, 07/01/39 (Call 07/01/24)		2,200	2,655,664
Series E
5.00%, 07/01/44	(Call 07/01/24)	500	599,055
Los Angeles Department of Water RB
Series A
5.00%, 07/01/41 (Call 01/01/21)		250	285,633
5.00%, 07/01/43 (Call 07/01/22)		1,250	1,481,887
5.00%, 07/01/46 (Call 01/01/26)		1,000	1,212,800
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	853,357
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	575	600,674
Series B
5.00%, 07/01/30 (Call 07/01/23)		500	608,920
5.00%, 07/01/33 (Call 07/01/23)		500	602,630
5.00%, 07/01/43 (Call 07/01/22)		500	592,755
5.00%, 07/01/46		250	302,383

Security		Principal (000s)	Value
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		$610	$663,485
5.00%, 07/01/20		1,000	1,159,640
5.00%, 07/01/21		300	357,195
5.00%, 07/01/22		300	365,214
5.00%, 07/01/23		500	621,365
5.00%, 07/01/24		1,620	2,050,823
5.00%, 07/01/28 (Call 07/01/21)		1,000	1,187,110
5.00%, 07/01/40 (Call 07/01/25)		1,000	1,202,000
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,005	2,090,533
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,540	1,605,358
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	791,236
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	104,144
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,742,921
5.50%, 07/01/18 (FGIC)		250	274,500
Series A-2
5.00%, 07/01/21		500	595,325
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	820	822,895
4.75%, 07/01/20	(Call 07/01/16) (FGIC)	265	265,935
5.00%, 07/01/17		1,500	1,570,815
5.00%, 07/01/18		500	543,840
5.00%, 07/01/21	(PR 07/01/17) (AMBAC)	350	366,523
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	300	301,122
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	501,870
Series C
5.00%, 07/01/21		500	595,325
5.00%, 07/01/23		1,000	1,242,730
5.00%, 07/01/25 (Call 07/01/24)		1,000	1,261,600
5.00%, 07/01/26 (Call 07/01/24)		455	570,497
5.00%, 07/01/27 (Call 07/01/24)		1,000	1,246,110
5.00%, 07/01/30 (Call 07/01/24)		750	924,075
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	313,596

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series D
5.00%, 01/01/34	(Call 07/01/19)	$300	$337,077
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	521,260
Series F
5.00%, 01/01/34 (Call 07/01/19)		330	370,785
Series I
5.00%, 07/01/27 (Call 07/01/19)		765	857,802
5.00%, 01/01/34 (Call 07/01/19)		105	117,977
Series KRY
5.00%, 07/01/18		250	271,920
Series KY
5.00%, 07/01/16		350	351,337
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/46	(PR 08/01/21) (AGM)	250	35,185
0.00%, 08/01/51 (AGM)		250	65,738
Merced Union High School District GO
Series C
0.00%, 08/01/46 (PR 08/01/21)		1,000	156,070
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		400	423,608
Series A
5.00%, 07/01/20		350	406,637
5.00%, 07/01/28 (Call 07/01/25)		500	631,845
5.00%, 10/01/29 (Call 04/01/22)		200	240,412
5.00%, 01/01/34 (Call 01/01/19)		100	110,608
5.00%, 07/01/37 (Call 07/01/17)		1,000	1,047,220
5.00%, 01/01/39 (Call 01/01/19)		265	292,608
5.00%, 07/01/40 (Call 07/01/25)		250	302,763
Series B
5.00%, 07/01/21 (Call 07/01/18)		225	245,219
Series C
5.00%, 07/01/17		150	157,182
5.00%, 07/01/19		800	901,344
5.00%, 10/01/27		500	657,360
5.00%, 07/01/35 (Call 07/01/19)		450	507,375
Mount Diablo Unified School District/CA GO
Series A
0.01%, 08/01/35	(Call 08/01/25) (AGM)	400	362,164
Series E
5.00%, 06/01/37 (Call 08/01/22)		1,000	1,184,040

Security	Principal (000s)	Value
Mount San Antonio Community College District GO
0.00%, 08/01/43 (Call 08/01/35)	$1,000	$820,260
0.01%, 08/01/28 (Call 02/01/28)	1,000	933,040
Mountain View-Whisman School District GO Series B
4.00%, 09/01/42 (Call 09/01/26)	250	278,448
Municipal Improvement Corp. of Los Angeles RB
Series A
5.00%, 09/01/23 (Call 09/01/18)	30	32,698
5.00%, 09/01/25 (Call 09/01/18)	500	543,910
Series B
4.00%, 11/01/34 (Call 11/01/26)	200	222,698
5.00%, 11/01/29 (Call 11/01/26)	500	628,975
5.00%, 11/01/30 (Call 11/01/26)	500	626,160
Newport Mesa Unified School District GO
0.00%, 08/01/34	500	283,895
0.00%, 08/01/36	500	265,690
0.00%, 08/01/38	500	248,455
Ohlone Community College District GO
Series C
4.00%, 08/01/45 (Call 08/01/26)	250	274,288
Orange County Public Financing Authority RB
5.00%, 07/01/16 (NPFGC)	720	722,664
Orange County Sanitation District COP
Series A
5.00%, 02/01/39 (PR 02/01/19)	500	554,845
Orange County Water District COP
5.00%, 08/15/39 (Call 08/15/19)	885	996,138
Palomar Community College District GO
Series C
4.00%, 08/01/40 (Call 08/01/25)	250	275,588
Palomar Health GO
Series A
0.00%, 08/01/31 (AGM)	500	301,195
Peralta Community College District GO
Series C
5.00%, 08/01/39 (Call 08/01/19)	145	162,145
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42	200	80,500

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series D
0.00%, 08/01/40		$500	$216,215
0.00%, 08/01/46		125	43,543
Pomona Public Financing Authority RB
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	129,469
Port of Los Angeles RB
Series B
5.00%, 08/01/44 (Call 08/01/24)		1,100	1,308,230
Poway Unified School District GO
0.00%, 08/01/31		495	312,300
0.00%, 08/01/35		500	269,535
0.00%, 08/01/36		300	153,210
0.00%, 08/01/38		755	355,386
0.00%, 08/01/46		2,750	913,192
Series B
0.00%, 08/01/34		500	281,870
Rio Hondo Community College District/CA GO
0.00%, 08/01/42 (Call 08/01/34)		500	508,430
Series 2004-C
0.00%, 08/01/42 (Call 08/01/34)		750	773,902
Riverside CA Sewer Revenue RB
Series A
5.00%, 08/01/40 (Call 08/01/25)		500	590,850
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	500	604,915
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	750	917,805
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,172,510
Sacramento Area Flood Control Agency
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	380	416,491
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	650	844,291
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/36	(PR 06/01/16) (NPFGC)	490	490,000
Series A
5.00%, 12/01/44	(Call 06/01/24)	1,000	1,195,460

Security		Principal (000s)	Value
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/37	(Call 08/15/23)	$585	$693,149
5.00%, 08/15/41	(Call 08/15/23)	500	589,880
Series K
5.25%, 07/01/24	(AMBAC)	250	305,093
Series U
5.00%, 08/15/16	(AGM)	325	328,042
5.00%, 08/15/17	(AGM)	300	315,717
5.00%, 08/15/22	(Call 08/15/18) (AGM)	1,390	1,520,577
5.00%, 08/15/24	(Call 08/15/18) (AGM)	845	923,010
Series X
5.00%, 08/15/20		200	232,910
5.00%, 08/15/28	(Call 08/15/21)	235	278,400
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	335,460
Series C
5.00%, 08/01/31	(PR 08/01/16) (AGM)	45	45,332
San Diego Community College District GO
5.00%, 08/01/30	(Call 08/01/23)	250	306,383
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	577,131
5.00%, 08/01/43	(Call 08/01/23)	1,350	1,609,186
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	356,901
5.00%, 07/01/40	(Call 07/01/20)	475	538,184
5.00%, 07/01/43	(Call 07/01/23)	255	292,755
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48 (Call 04/01/24)		400	473,852
Series A
5.00%, 04/01/48	(Call 04/01/22)	500	584,300
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/38	(Call 05/01/18) (AGM)	700	754,831

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	$130	$140,676
5.00%, 05/01/33	(Call 05/01/18) (AGM)	670	723,151
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	605	727,506
5.00%, 05/01/34	(Call 11/01/22)	500	596,210
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		525	637,880
5.00%, 05/15/23		985	1,223,153
Series A
4.00%, 05/15/21		200	227,694
5.00%, 05/15/21		500	593,270
5.00%, 05/15/29	(Call 05/15/26)	500	637,905
5.25%, 05/15/24	(PR 05/15/20)	830	965,340
5.25%, 05/15/25	(PR 05/15/20)	250	290,765
5.25%, 05/15/39	(PR 05/15/19)	500	563,805
Series B
5.00%, 05/15/18		1,100	1,190,816
5.00%, 05/15/19		395	442,503
5.00%, 05/15/21	(PR 05/15/19)	140	156,846
5.00%, 05/15/22	(PR 05/15/19)	510	571,368
5.50%, 05/15/23	(PR 05/15/19)	625	709,306
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/27	(Call 08/01/26)	1,500	1,914,990
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,139,430
San Diego Regional Building Authority RB
5.38%, 02/01/36	(PR 02/01/19)	400	447,824
San Diego Unified School District/CA GO
0.00%, 07/01/30		790	516,881
0.00%, 07/01/35		300	159,738
0.00%, 07/01/36		750	384,090
0.00%, 07/01/38		500	231,875
0.00%, 07/01/39		600	268,128
0.00%, 07/01/42		200	80,082
0.00%, 07/01/45		1,845	663,038
Series A
0.00%, 07/01/19	(NPFGC)	400	382,924
Series C
0.00%, 07/01/46		500	173,165
0.00%, 07/01/47	(Call 07/01/40)	300	218,901

Security		Principal (000s)	Value
0.00%, 07/01/48	(Call 07/01/40)	$250	$182,220
5.00%, 07/01/35	(Call 07/01/23)	1,150	1,380,138
Series E
0.00%, 07/01/32		690	415,408
0.00%, 07/01/42		1,340	815,028
0.00%, 07/01/47	(Call 07/01/42)	1,000	623,410
0.00%, 07/01/49		1,300	399,295
3.00%, 07/01/17		1,100	1,128,215
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,139,974
Series G
0.00%, 07/01/38	(Call 01/01/24)	1,000	363,000
Series R-1
0.00%, 07/01/31		1,535	959,436
Series R-3
5.00%, 07/01/21		800	953,392
Series R-4
5.00%, 07/01/28	(Call 07/01/25)	180	226,777
Series SENIOR-1
4.00%, 07/01/31	(Call 07/01/26)	500	577,560
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	272,060
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	200	220,812
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	100	104,919
5.00%, 08/01/32	(PR 08/01/17)	500	525,160
Series D
4.00%, 08/01/33	(Call 08/01/25)	250	285,160
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/36	(Call 07/01/22)	500	591,175
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series
5.00%, 05/01/26	(Call 05/01/22)	185	222,265
Series A
5.00%, 05/01/26		500	644,205
Series B
5.00%, 05/01/43	(Call 05/01/23)	250	290,328
5.00%, 05/01/44	(Call 05/01/24)	500	582,630

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series D
5.00%, 05/01/24	(Call 05/01/21)	$125	$148,149
San Francisco City & County Airports Commission San Francisco International Airport RB
5.00%, 05/01/19		150	167,988
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	995	1,121,773
Second Series
5.25%, 05/01/17	(NPFGC-FGIC)	320	333,792
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	983,894
Series B
4.90%, 05/01/29	(Call 11/01/19)	500	561,775
Series C
5.00%, 05/01/17		750	780,615
5.00%, 05/01/23	(Call 05/01/20)	750	864,945
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	905,576
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	950	1,026,019
San Joaquin County Transportation Authority RB
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	595,580
6.00%, 03/01/36	(Call 03/01/21)	240	291,384
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20	(ETM)	170	162,807
0.00%, 01/01/22	(ETM)	220	202,389
0.00%, 01/01/23	(ETM)	450	404,388
0.00%, 01/01/26	(ETM)	280	233,590
0.00%, 01/01/28	(ETM)	750	592,867
5.00%, 01/15/34	(Call 01/15/25)	750	849,607
5.00%, 01/15/50	(Call 01/15/25)	2,250	2,525,940
Series A
0.00%, 01/15/26	(NPFGC)	400	295,828
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	250	292,885
San Jose Unified School District GO
Series D
5.00%, 08/01/32	(PR 08/01/18)	125	136,451

Security		Principal (000s)	Value
San Marcos Unified School District GO
Series B
0.00%, 08/01/38		$565	$246,346
0.00%, 08/01/47		500	153,270
0.00%, 08/01/51		1,500	389,940
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	500	601,725
Series A
0.00%, 09/01/21		430	399,345
Series B
5.00%, 09/01/31	(PR 09/01/16)	400	404,476
5.00%, 09/01/38	(PR 09/01/16)	550	556,154
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	250	217,435
San Mateo Joint Powers Financing Authority RB Series A
5.00%, 07/15/36	(PR 07/15/18)	750	817,905
San Mateo Union High School District GO
0.00%, 09/01/33		500	397,560
0.00%, 09/01/41	(Call 09/01/36)	500	433,105
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	497,940
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/40		555	231,441
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,025	1,062,730
Series B
5.00%, 04/01/19		175	195,340
Santa Clara Valley Water District RB
Series A
5.00%, 06/01/46	(Call 12/01/25)	250	302,090
Santa Monica Community College District GO Series B
4.00%, 08/01/44	(Call 08/01/24)	1,000	1,090,850
Southern California Public Power Authority RB
5.00%, 07/01/25	(Call 07/01/20)	585	675,470
5.00%, 07/01/26	(Call 01/01/25)	500	631,040
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	801,619

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series A
4.00%, 07/01/21		$725	$828,276
5.00%, 07/01/17		125	130,901
5.00%, 07/01/18		195	212,098
5.25%, 07/01/27	(PR 01/01/20)	650	746,746
Series B
6.00%, 07/01/27	(PR 07/01/18)	195	216,380
Southern California Water Replenishment District RB
4.00%, 08/01/45	(Call 08/01/25)	1,000	1,109,200
Southwestern Community College District GO
Series C
0.00%, 08/01/41		650	261,112
0.00%, 08/01/46		1,000	331,480
Series D
5.00%, 08/01/44	(Call 08/01/25)	500	598,650
State of California Department of Water Resources Power Supply Revenue RB
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	405	436,801
Series H
5.00%, 05/01/21	(PR 05/01/18) (AGM)	360	389,563
5.00%, 05/01/21	(Call 05/01/18) (AGM)	140	151,161
5.00%, 05/01/22	(PR 05/01/18) (AGM)	825	892,749
5.00%, 05/01/22	(Call 05/01/18) (AGM)	325	350,519
Series K
4.00%, 05/01/18		320	339,837
5.00%, 05/01/18		2,040	2,204,812
Series L
5.00%, 05/01/17		2,330	2,423,852
5.00%, 05/01/18		300	324,237
5.00%, 05/01/19		2,765	3,094,284
5.00%, 05/01/20		725	836,411
5.00%, 05/01/21	(PR 05/01/20)	925	1,067,145
5.00%, 05/01/21	(Call 05/01/20)	565	651,592
5.00%, 05/01/22	(PR 05/01/20)	870	1,003,693
5.00%, 05/01/22	(Call 05/01/20)	530	609,903
Series N
5.00%, 05/01/18		985	1,064,578
5.00%, 05/01/20		2,110	2,434,244
5.00%, 05/01/21		815	966,720

Security		Principal (000s)	Value
Series O
5.00%, 05/01/21		$1,500	$1,779,240
5.00%, 05/01/22		2,225	2,699,437
State of California Department of Water Resources RB
5.00%, 12/01/25	(PR 06/01/18)	490	531,929
5.00%, 12/01/25	(Call 06/01/18)	10	10,853
5.00%, 12/01/26	(PR 06/01/18)	480	521,074
5.00%, 12/01/26	(Call 06/01/18)	20	21,693
5.00%, 12/01/27	(PR 06/01/18)	2,830	3,072,163
Series AG
5.00%, 12/01/26	(PR 12/01/19)	230	262,361
5.00%, 12/01/26	(Call 12/01/19)	20	22,854
5.00%, 12/01/29	(PR 12/01/19)	255	290,879
5.00%, 12/01/29	(Call 12/01/19)	65	73,891
Series AJ
5.00%, 12/01/16		1,615	1,651,967
Series AS
5.00%, 12/01/20		345	405,572
5.00%, 12/01/22		650	802,093
5.00%, 12/01/25	(Call 12/01/24)	400	510,172
5.00%, 12/01/26	(Call 12/01/24)	500	634,560
5.00%, 12/01/27	(Call 12/01/24)	500	631,200
State of California GO
2.00%, 11/01/18		1,750	1,798,737
3.00%, 12/01/32	(Call 06/01/19)	200	211,504
3.50%, 03/01/17		100	102,156
4.00%, 12/01/18	(Call 12/01/17)	250	261,783
4.00%, 05/01/23		1,000	1,166,300
4.00%, 12/01/27	(Call 06/01/17)	600	619,674
4.00%, 09/01/28	(Call 09/01/26)	250	292,003
4.00%, 12/01/30	(Call 06/01/21)	200	225,384
4.00%, 09/01/34	(Call 09/01/26)	800	904,024
4.00%, 09/01/36	(Call 09/01/26)	2,000	2,242,800
4.00%, 11/01/44	(Call 11/01/24)	500	545,490
4.00%, 03/01/45	(Call 03/01/25)	500	547,075
4.00%, 08/01/45	(Call 08/01/25)	250	274,523
4.50%, 03/01/21	(Call 03/01/20)	660	739,972
4.50%, 08/01/26	(Call 02/01/17)	900	922,698
4.50%, 08/01/30	(Call 02/01/17)	2,085	2,135,311
5.00%, 11/01/16		275	280,167
5.00%, 12/01/16		500	511,260
5.00%, 02/01/17		1,000	1,029,140
5.00%, 03/01/17		520	537,040
5.00%, 04/01/17		985	1,020,834
5.00%, 06/01/17	(SGI)	375	391,354
5.00%, 09/01/17		450	474,363
5.00%, 10/01/17		1,510	1,596,946

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 04/01/18		$500	$538,425
5.00%, 06/01/18	(PR 06/01/17) (NPFGC)	560	584,618
5.00%, 08/01/18	(Call 02/01/17)	550	566,093
5.00%, 10/01/18		350	383,694
5.00%, 11/01/18		500	549,735
5.00%, 06/01/19	(PR 06/01/17) (NPFGC)	350	365,386
5.00%, 08/01/19	(Call 02/01/17)	1,000	1,029,260
5.00%, 10/01/19		800	905,624
5.00%, 04/01/20		215	246,779
5.00%, 09/01/20		170	197,554
5.00%, 10/01/20	(Call 10/01/16)	400	406,272
5.00%, 10/01/20		1,000	1,165,040
5.00%, 12/01/20		550	644,011
5.00%, 12/01/20	(PR 12/01/16)	750	766,792
5.00%, 09/01/21		2,195	2,611,896
5.00%, 11/01/21	(Call 11/01/17)	900	954,954
5.00%, 11/01/21		1,175	1,402,985
5.00%, 12/01/21	(PR 12/01/16)	250	255,598
5.00%, 02/01/22		600	720,246
5.00%, 08/01/22	(Call 02/01/17)	600	617,394
5.00%, 09/01/22		1,000	1,216,700
5.00%, 10/01/23		1,000	1,242,760
5.00%, 11/01/23	(Call 11/01/20)	500	586,195
5.00%, 12/01/23		500	623,530
5.00%, 02/01/24	(Call 02/01/22)	220	265,395
5.00%, 06/01/24	(Call 06/01/17) (NPFGC)	365	380,648
5.00%, 08/01/24	(Call 02/01/17)	750	771,540
5.00%, 08/01/24		500	629,610
5.00%, 10/01/24	(Call 04/01/18)	1,000	1,076,280
5.00%, 11/01/24	(Call 11/01/20)	250	292,743
5.00%, 12/01/24	(Call 12/01/23)	400	501,644
5.00%, 12/01/24	(Call 12/01/17)	500	531,900
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,227,870
5.00%, 03/01/25	(Call 03/01/20)	750	858,045
5.00%, 08/01/25		1,000	1,273,890
5.00%, 09/01/25	(Call 09/01/23)	1,500	1,864,770
5.00%, 10/01/25	(Call 04/01/18)	1,650	1,775,862
5.00%, 10/01/25	(Call 10/01/24)	400	499,772
5.00%, 11/01/25	(Call 11/01/23)	300	374,226
5.00%, 03/01/26	(Call 03/01/25)	1,250	1,571,362
5.00%, 08/01/26	(Call 08/01/25)	1,450	1,832,075
5.00%, 10/01/26	(Call 10/01/24)	500	630,680
5.00%, 12/01/26	(PR 12/01/16)	800	817,912
5.00%, 03/01/27	(Call 03/01/20)	300	343,695
5.00%, 09/01/27	(PR 09/01/16)	500	505,595

Security		Principal (000s)	Value
5.00%, 09/01/27	(Call 09/01/21)	$500	$593,860
5.00%, 11/01/27	(Call 11/01/23)	700	864,430
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,247,490
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,210,460
5.00%, 10/01/29	(Call 10/01/19)	1,345	1,522,822
5.00%, 10/01/29	(Call 04/01/18)	750	805,492
5.00%, 09/01/30	(Call 09/01/21)	2,300	2,716,369
5.00%, 09/01/30	(Call 09/01/18)	500	544,145
5.00%, 02/01/31	(Call 02/01/22)	500	591,140
5.00%, 10/01/31	(Call 10/01/24)	2,825	3,489,581
5.00%, 02/01/32	(Call 02/01/22)	500	589,950
5.00%, 05/01/32	(Call 05/01/24)	1,000	1,220,260
5.00%, 06/01/32	(PR 06/01/17)	1,220	1,273,691
5.00%, 09/01/33	(Call 09/01/23)	265	322,388
5.00%, 08/01/35	(Call 08/01/25)	1,000	1,216,440
5.00%, 09/01/35	(PR 09/01/16)	1,040	1,051,617
5.00%, 09/01/36	(Call 09/01/26)	1,000	1,231,900
5.00%, 06/01/37	(PR 06/01/17)	2,370	2,474,294
5.00%, 11/01/37	(Call 11/01/17)	2,860	3,026,767
5.00%, 12/01/37	(Call 12/01/17)	1,040	1,104,189
5.00%, 02/01/38	(Call 02/01/23)	2,295	2,717,946
5.00%, 04/01/38	(Call 04/01/18)	4,215	4,518,058
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,205,340
5.00%, 10/01/41	(Call 10/01/21)	3,500	4,102,035
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,169,000
5.00%, 09/01/42	(Call 09/01/22)	750	885,270
5.00%, 04/01/43	(Call 04/01/23)	910	1,074,610
5.00%, 11/01/43	(Call 11/01/23)	3,000	3,585,480
5.00%, 08/01/45	(Call 08/01/25)	1,000	1,201,820
5.13%, 03/01/25	(Call 03/01/18)	500	537,500
5.25%, 09/01/22		815	1,003,770
5.25%, 10/01/22		600	740,442
5.25%, 09/01/25	(Call 09/01/21)	750	902,392
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,568,036
5.25%, 08/01/32	(AGM)	1,325	1,785,994
5.25%, 03/01/38	(Call 03/01/18)	2,655	2,854,072
5.50%, 04/01/19		1,525	1,718,965
5.50%, 11/01/39	(Call 11/01/19)	4,485	5,154,700
5.50%, 03/01/40	(Call 03/01/20)	3,900	4,547,439
5.63%, 04/01/25	(Call 04/01/19)	350	396,049
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,135,670
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,136,270
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,422,216
6.00%, 04/01/38	(Call 04/01/19)	3,815	4,354,555
6.00%, 11/01/39	(Call 11/01/19)	1,315	1,538,681
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,735,365

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series A
4.00%, 07/01/16	(ETM)	$190	$190,551
4.40%, 07/01/18	(ETM)	200	215,320
4.60%, 07/01/19	(ETM)	1,145	1,275,759
5.00%, 07/01/17	(ETM)	1,000	1,047,320
5.00%, 07/01/18	(ETM)	1,215	1,323,123
5.00%, 07/01/20	(PR 07/01/19)	3,865	4,353,343
5.00%, 07/01/22	(PR 07/01/16)	3,260	3,272,160
5.25%, 07/01/21	(PR 07/01/19)	2,885	3,271,417
Series B
5.00%, 09/01/24		1,000	1,261,170
5.00%, 09/01/25		1,000	1,275,430
Sunnyvale Elementary School District GO
4.00%, 09/01/42	(Call 09/01/25)	500	546,025
University of California RB
Series AF
5.00%, 05/15/17		210	218,864
5.00%, 05/15/18		250	270,715
5.00%, 05/15/39	(Call 05/15/23)	1,000	1,192,460
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,211,960
5.00%, 05/15/38	(Call 05/15/23)	3,300	3,943,071
Series AK
5.00%, 05/15/48		2,050	2,532,570
Series AM
5.00%, 05/15/44	(Call 05/15/24)	700	829,416
Series AO
5.00%, 05/15/17		500	521,105
5.00%, 05/15/19		660	739,273
5.00%, 05/15/23		250	310,613
5.00%, 05/15/27	(Call 05/15/25)	3,000	3,784,770
5.00%, 05/15/40	(Call 05/15/25)	1,000	1,203,920
Series AR
5.00%, 05/15/46	(Call 05/15/26)	2,000	2,430,360
Series AT
1.40%, 05/15/46	(Call 11/15/20)	1,000	1,000,980
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,220,390
5.00%, 05/15/26	(Call 05/15/22)	500	603,510
5.00%, 05/15/32	(Call 05/15/22)	725	859,321
5.00%, 05/15/37	(Call 05/15/22)	1,320	1,552,294
5.00%, 05/15/42	(Call 05/15/22)	1,300	1,531,179
Series I
5.00%, 05/15/28	(Call 05/15/25)	350	436,432
5.00%, 05/15/31	(Call 05/15/25)	765	942,442
5.00%, 05/15/32	(Call 05/15/25)	540	662,780

Security		Principal (000s)	Value
Series Q
4.00%, 05/15/17		$1,200	$1,239,348
Vacaville Unified School District GO
5.00%, 08/01/25	(PR 08/01/17) (AMBAC)	380	399,437
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(PR 08/01/18)	1,250	1,378,775
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	500	592,540
West Contra Costa Unified School District GO Series B
5.63%, 08/01/35	(PR 08/01/18) (BHAC)	195	215,613
West Valley-Mission Community College District GO Series B
4.00%, 08/01/40	(Call 08/01/25)	250	278,160
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	146,208
William S Hart Union High School District GO
Series A
0.00%, 08/01/33		450	244,719
Series B
0.00%, 08/01/34	(AGM)	1,250	673,887
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	190,840
4.00%, 08/01/38	(Call 08/01/23)	500	542,420
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	245	267,501
5.00%, 08/01/32	(PR 08/01/18) (AGM)	500	545,920
Yuba Community College District GO
5.00%, 08/01/22	(Call 08/01/17)	430	451,366

TOTAL MUNICIPAL BONDS & NOTES (Cost: $521,343,345)			551,647,244

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

May 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.95%

MONEY MARKET FUNDS — 0.95%
BlackRock Liquidity Funds: California Money Fund, Institutional Shares
0.18%[a,b]	5,290	$5,289,929

		5,289,929

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,289,929)		5,289,929

TOTAL INVESTMENTS IN SECURITIES — 99.82% (Cost: $526,633,274)[c]		556,937,173
Other Assets, Less Liabilities — 0.18%		1,016,922

NET ASSETS —100.00%		$557,954,095

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp. – Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

RADIAN-IBCC  —  Radian Asset Assurance – Insured Bond Custodial Certificate

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $526,636,152. Net unrealized appreciation was $30,301,021, of which $30,386,522 represented gross unrealized appreciation on securities and $85,501 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$551,647,244	$—	$551,647,244
Money market funds	5,289,929	—	—	5,289,929

Total	$5,289,929	$551,647,244	$—	$556,937,173

81

Schedule of Investments (Unaudited)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 51.55%

ADVERTISING — 0.05%
WPP Finance 2010
5.13%, 09/07/42	$50	$51,757
5.63%, 11/15/43	25	27,777

		79,534
AEROSPACE & DEFENSE — 1.00%
BAE Systems Holdings Inc.
4.75%, 10/07/44[a]	50	51,894
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	25	24,260
6.13%, 02/15/33	100	130,958
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	25,843
Lockheed Martin Corp.
3.80%, 03/01/45 (Call 09/01/44)	120	116,403
4.07%, 12/15/42	167	169,018
4.70%, 05/15/46 (Call 11/15/45)	100	111,757
Meccanica Holdings USA Inc.
6.25%, 01/15/40[a]	100	96,750
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	25	24,717
4.75%, 06/01/43	100	112,749
Northrop Grumman Systems Corp.
7.75%, 02/15/31	71	103,031
Raytheon Co.
4.88%, 10/15/40	76	89,233
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	25	28,667
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	50	50,594
United Technologies Corp.
4.15%, 05/15/45 (Call 11/16/44)	125	129,998
4.50%, 06/01/42	305	331,293
5.70%, 04/15/40	25	31,560
6.70%, 08/01/28	100	133,072

		1,761,797
AGRICULTURE — 0.73%
Altria Group Inc.
4.50%, 05/02/43	50	53,875
5.38%, 01/31/44	185	226,058
10.20%, 02/06/39	46	82,868

Security	Principal (000s)	Value
Archer-Daniels-Midland Co.
4.02%, 04/16/43	$150	$152,986
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	100	105,453
Philip Morris International Inc.
4.25%, 11/10/44	25	26,162
4.50%, 03/20/42	221	238,089
4.88%, 11/15/43	75	84,984
6.38%, 05/16/38	30	39,841
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	50	58,961
5.85%, 08/15/45 (Call 02/15/45)	100	122,267
7.25%, 06/15/37	76	99,455

		1,290,999
AIRLINES — 0.14%
Air Canada 2015-1 Pass Through Trust Class A
3.60%, 09/15/28[a]	25	24,917
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	119	119,761
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	97	99,760

		244,438
APPAREL — 0.05%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	50	50,333
Nine West Holdings Inc.
6.13%, 11/15/34	10	1,300
VF Corp.
6.45%, 11/01/37	26	34,494

		86,127
AUTO MANUFACTURERS — 0.44%
Daimler Finance North America LLC
8.50%, 01/18/31	51	80,512
Ford Motor Co.
6.63%, 10/01/28	125	154,149
7.40%, 11/01/46	45	60,595
7.45%, 07/16/31	135	177,736
General Motors Co.
5.00%, 04/01/35	50	48,889
5.20%, 04/01/45	50	48,432

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.25%, 10/02/43	$75	$83,063
6.75%, 04/01/46 (Call 10/01/45)	100	117,004

		770,380
AUTO PARTS & EQUIPMENT — 0.09%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	25	24,356
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	25	27,000
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	75	74,291
5.25%, 12/01/41 (Call 06/01/41)	26	27,359

		153,006
BANKS — 4.54%
Bank of America Corp.
4.25%, 10/22/26	310	312,990
4.88%, 04/01/44	50	54,675
5.00%, 01/21/44	355	392,755
5.88%, 02/07/42	50	61,671
Series L
4.75%, 04/21/45	150	150,330
Bank One Corp.
7.63%, 10/15/26	90	117,162
Barclays Bank PLC VRN, (6 mo. LIBOR US + 1.730%)
6.86%, 09/29/49 (Call 06/15/32)[a]	25	28,739
Citigroup Inc.
4.30%, 11/20/26	50	50,697
4.45%, 09/29/27	225	227,296
4.65%, 07/30/45	300	318,084
5.30%, 05/06/44	150	155,906
8.13%, 07/15/39	150	225,181
Cooperatieve Rabobank UA
5.25%, 05/24/41	210	253,640
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a]	100	117,990
Fifth Third Bancorp.
8.25%, 03/01/38	50	71,942
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	75	79,832
4.80%, 07/08/44 (Call 01/08/44)	200	211,526
5.15%, 05/22/45	200	203,464
5.95%, 01/15/27	205	232,009
6.13%, 02/15/33	80	97,745

Security	Principal (000s)	Value
6.25%, 02/01/41	$25	$31,539
6.45%, 05/01/36	205	239,758
6.75%, 10/01/37	113	135,642
HBOS PLC
6.00%, 11/01/33[a]	35	40,674
HSBC Capital Funding Dollar1 LP VRN, (3 mo. LIBOR US + 4.980%)
10.18%, 12/29/49 (Call 06/30/30)[a]	100	146,000
HSBC Holdings PLC
6.50%, 05/02/36	300	354,828
6.80%, 06/01/38	200	245,086
JPMorgan Chase & Co.
4.13%, 12/15/26	50	51,688
4.25%, 10/01/27	50	51,800
4.85%, 02/01/44	120	138,389
4.95%, 06/01/45	275	290,983
6.40%, 05/15/38	325	430,499
KfW
0.00%, 04/18/36	75	41,855
0.00%, 06/29/37	167	89,051
Morgan Stanley
3.95%, 04/23/27	215	213,780
4.30%, 01/27/45	100	101,058
4.35%, 09/08/26	100	102,457
6.38%, 07/24/42	101	130,755
7.25%, 04/01/32	150	201,764
RBS Capital Trust II VRN, (3 mo. LIBOR US + 1.943%)
6.43%, 12/29/49 (Call 01/03/34)	25	26,500
Regions Financial Corp.
7.38%, 12/10/37	50	63,713
Royal Bank of Scotland Group PLC VRN, (3 mo. LIBOR US + 2.500%)
7.65%, 12/31/49 (Call 09/30/31)	25	29,437
Standard Chartered PLC VRN, (3 mo. LIBOR US + 1.460%)
7.01%, 07/29/49 (Call 07/30/37)[a]	100	102,500
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	50	54,019
Wachovia Corp.
5.50%, 08/01/35	140	157,156
Wells Fargo & Co.
3.90%, 05/01/45	50	49,950

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.10%, 06/03/26	$225	$234,681
4.30%, 07/22/27	150	158,651
4.65%, 11/04/44	25	25,659
5.38%, 11/02/43	150	167,109
5.61%, 01/15/44	300	350,307
Wells Fargo Capital X
5.95%, 12/01/86	175	181,639

		8,002,561
BEVERAGES — 1.39%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	70	76,219
4.70%, 02/01/36 (Call 08/01/35)	400	432,976
4.90%, 02/01/46 (Call 08/01/45)	515	574,740
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	50	47,473
6.38%, 01/15/40	20	25,991
8.20%, 01/15/39	225	347,331
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	50	54,909
Coca-Cola Co. (The)
2.55%, 06/01/26	25	25,122
Diageo Capital PLC
5.88%, 09/30/36	75	94,368
Diageo Investment Corp.
4.25%, 05/11/42	7	7,474
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	30	41,130
FBG Finance Pty Ltd.
5.88%, 06/15/35[a]	175	204,204
Heineken NV
4.00%, 10/01/42[a]	24	23,358
Molson Coors Brewing Co.
5.00%, 05/01/42	76	82,074
PepsiCo Inc.
3.60%, 08/13/42	100	96,605
4.45%, 04/14/46 (Call 10/14/45)	150	165,024
4.60%, 07/17/45 (Call 01/17/45)	25	27,929
5.50%, 01/15/40	100	122,683

		2,449,610
BIOTECHNOLOGY — 0.81%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	50	49,710

Security	Principal (000s)	Value
5.15%, 11/15/41 (Call 05/15/41)	$70	$76,384
5.38%, 05/15/43 (Call 11/15/42)	224	252,793
5.65%, 06/15/42 (Call 12/15/41)	25	29,188
6.38%, 06/01/37	50	62,371
6.40%, 02/01/39	75	94,050
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	100	110,613
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	100	99,832
5.00%, 08/15/45 (Call 02/15/45)	150	159,855
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	270	277,163
4.60%, 09/01/35 (Call 03/01/35)	100	106,415
4.75%, 03/01/46 (Call 09/01/45)	75	79,990
4.80%, 04/01/44 (Call 10/01/43)	15	16,058
5.65%, 12/01/41 (Call 06/01/41)	14	16,720

		1,431,142
BUILDING MATERIALS — 0.10%
Holcim Capital Corp. Ltd.
6.88%, 09/29/39[a]	75	90,293
Lafarge SA
7.13%, 07/15/36	25	29,954
Masco Corp.
7.75%, 08/01/29	25	29,000
Owens Corning
7.00%, 12/01/36	25	29,116

		178,363
CHEMICALS — 0.85%
Agrium Inc.
6.13%, 01/15/41 (Call 07/15/40)	100	112,097
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	50	49,038
Ashland Inc.
6.88%, 05/15/43 (Call 02/15/43)	25	24,750
CF Industries Inc.
5.15%, 03/15/34	100	93,515
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	50	48,246
4.63%, 10/01/44 (Call 04/01/44)	25	24,996
5.25%, 11/15/41 (Call 05/15/41)	25	26,491
7.38%, 11/01/29	75	96,675
9.40%, 05/15/39	86	130,405

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	$25	$24,590
4.80%, 09/01/42 (Call 03/01/42)	76	75,371
Ecolab Inc.
5.50%, 12/08/41	86	101,365
EI du Pont de Nemours & Co.
4.15%, 02/15/43	75	73,975
6.50%, 01/15/28	50	62,029
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	130	127,456
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	25	22,139
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	45	42,878
4.40%, 07/15/44 (Call 01/15/44)	190	181,557
Mosaic Co. (The)
5.63%, 11/15/43 (Call 05/15/43)	75	79,191
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	46	52,257
PPG Industries Inc.
5.50%, 11/15/40	25	28,339
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	25	23,319

		1,500,679
COMMERCIAL SERVICES — 0.39%
Catholic Health Initiatives
4.35%, 11/01/42	75	74,025
DP World Ltd.
6.85%, 07/02/37[a]	100	105,227
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)[a]	100	99,920
4.50%, 02/15/45 (Call 08/15/44)[a]	20	20,306
5.63%, 03/15/42[a]	25	29,035
7.00%, 10/15/37[a]	75	98,396
George Washington University (The)
4.87%, 09/15/45	50	58,060
Leidos Holdings Inc.
Series 1
5.95%, 12/01/40 (Call 06/04/40)	25	23,347
Leidos Inc.
5.50%, 07/01/33	25	21,138
Massachusetts Institute of Technology
4.68%, 07/01/14	75	84,258

Security	Principal (000s)	Value
Prime Security One MS Inc.
4.88%, 07/15/32[a]	$35	$27,475
United Rentals North America Inc.
5.88%, 09/15/26 (Call 09/15/21)	20	19,700
Western Union Co. (The)
6.20%, 11/17/36	26	26,807

		687,694
COMPUTERS — 0.94%
Apple Inc.
3.45%, 02/09/45	235	214,339
3.85%, 05/04/43	80	78,087
4.38%, 05/13/45	190	200,279
4.50%, 02/23/36 (Call 08/23/35)	100	108,545
4.65%, 02/23/46 (Call 08/23/45)	185	203,043
Dell Inc.
6.50%, 04/15/38	25	19,900
7.10%, 04/15/28	25	23,278
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.10%, 07/15/36 (Call 01/15/36)[a]	200	204,400
8.35%, 07/15/46 (Call 01/15/46)[a]	150	152,865
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)[a]	40	38,618
6.35%, 10/15/45 (Call 04/15/45)[a]	100	95,205
HP Inc.
6.00%, 09/15/41	76	67,566
International Business Machines Corp.
5.60%, 11/30/39	139	170,843
6.22%, 08/01/27	50	64,713
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)	30	20,700

		1,662,381
COSMETICS & PERSONAL CARE — 0.15%
Avon Products Inc.
8.70%, 03/15/43	25	17,900
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	26	25,546
4.38%, 06/15/45 (Call 12/15/44)	25	27,418
Procter & Gamble Co. (The)
5.55%, 03/05/37	64	84,305
5.80%, 08/15/34	75	100,065

		255,234

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.07%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	$75	$74,656
4.60%, 06/15/45 (Call 12/15/44)	50	56,219

		130,875
DIVERSIFIED FINANCIAL SERVICES —1.20%
Ally Financial Inc.
8.00%, 11/01/31	125	147,250
American Express Co.
4.05%, 12/03/42	100	101,872
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44[a]	50	52,030
Carlyle Holdings II Finance LLC
5.63%, 03/30/43[a]	50	54,015
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	50	60,570
Credit Suisse USA Inc.
7.13%, 07/15/32	116	150,863
FMR LLC
7.57%, 06/15/29[a]	100	134,346
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35[a]	794	862,679
Goldman Sachs Capital I
6.35%, 02/15/34	23	26,647
Invesco Finance PLC
5.38%, 11/30/43	25	28,066
Jefferies Group LLC
6.25%, 01/15/36	65	63,307
Legg Mason Inc.
5.63%, 01/15/44	50	49,922
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	51	75,541
Navient Corp.
5.63%, 08/01/33	50	35,000
Visa Inc.
4.30%, 12/14/45 (Call 06/14/45)	250	275,815

		2,117,923
ELECTRIC — 6.52%
Abu Dhabi National Energy Co. PJSC
6.50%, 10/27/36[a]	100	121,000

Security	Principal (000s)	Value
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	$260	$274,317
6.00%, 03/01/39	100	126,448
Ameren Illinois Co.
4.15%, 03/15/46 (Call 09/15/45)	25	26,834
Appalachian Power Co.
7.00%, 04/01/38	46	60,832
Series L
5.80%, 10/01/35	50	58,008
Series P
6.70%, 08/15/37	100	125,940
Arizona Public Service Co.
4.35%, 11/15/45 (Call 05/15/45)	50	54,473
4.50%, 04/01/42 (Call 10/01/41)	51	56,194
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	25	29,414
6.13%, 04/01/36	429	550,520
6.50%, 09/15/37	50	67,486
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	15	14,539
4.50%, 04/01/44 (Call 10/01/43)	75	83,399
Cleco Power LLC
6.00%, 12/01/40	25	30,593
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	50	55,401
Comision Federal de Electricidad
6.13%, 06/16/45[b]	200	203,500
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	50	50,945
4.50%, 12/01/45 (Call 06/01/45)	25	27,708
4.63%, 12/01/54 (Call 06/01/54)	145	157,089
5.50%, 12/01/39	25	30,441
Series 08-B
6.75%, 04/01/38	85	116,901
Consumers Energy Co.
4.10%, 11/15/45 (Call 05/15/45)	25	26,699
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	50	50,515
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	50	52,770

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Dominion Resources Inc./VA
7.00%, 06/15/38	$100	$129,635
Series C
4.90%, 08/01/41 (Call 02/01/41)	30	31,615
Series F
5.25%, 08/01/33	100	108,209
DTE Electric Co.
4.30%, 07/01/44 (Call 01/01/44)	100	109,662
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	200	204,928
4.25%, 12/15/41 (Call 06/15/41)	50	53,904
6.10%, 06/01/37	38	49,039
Series A
6.00%, 12/01/28	50	63,357
Duke Energy Florida LLC
5.65%, 04/01/40	25	31,814
6.40%, 06/15/38	100	137,914
Duke Energy Progress LLC
4.20%, 08/15/45 (Call 02/15/45)	75	80,408
4.38%, 03/30/44 (Call 09/30/43)	220	241,157
E.ON International Finance BV
6.65%, 04/30/38[a]	50	57,717
Electricite de France SA
4.88%, 01/22/44[a]	190	199,021
5.25%, 10/13/55 (Call 04/13/55)[a]	100	101,305
6.95%, 01/26/39[a]	25	32,849
Enel Finance International NV
6.00%, 10/07/39[a]	100	119,498
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	50	51,107
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	125	123,707
Exelon Corp.
5.10%, 06/15/45 (Call 12/15/44)	150	166,040
5.63%, 06/15/35	225	259,789
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	25	25,218
6.25%, 10/01/39	50	54,643
FirstEnergy Corp.
Series C
7.38%, 11/15/31	50	60,978
FirstEnergy Solutions Corp.
6.80%, 08/15/39	30	29,093
FirstEnergy Transmission LLC
5.45%, 07/15/44 (Call 01/15/44)[a]	50	52,684

Security	Principal (000s)	Value
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	$125	$133,562
4.05%, 10/01/44 (Call 04/01/44)	25	26,757
4.13%, 02/01/42 (Call 08/01/41)	50	54,010
5.63%, 04/01/34	50	62,967
5.95%, 02/01/38	50	66,344
Georgia Power Co.
4.30%, 03/15/42	90	95,580
5.40%, 06/01/40	75	90,506
Great River Energy
6.25%, 07/01/38[a]	50	55,206
Hydro-Quebec
9.38%, 04/15/30	50	83,245
Indiana Michigan Power Co.
Series K
4.55%, 03/15/46 (Call 09/15/45)	50	53,231
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)[a]	100	99,115
Interstate Power & Light Co.
6.25%, 07/15/39	50	66,723
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	24	26,412
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	31	35,517
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	75	82,433
Korea Electric Power Corp.
5.13%, 04/23/34[a]	50	59,456
Majapahit Holding BV
7.88%, 06/29/37[b]	100	120,750
Massachusetts Electric Co.
5.90%, 11/15/39[a]	50	59,743
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	50	54,755
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[a]	150	182,052
Nevada Power Co.
Series R
6.75%, 07/01/37	25	33,834
Niagara Mohawk Power Corp.
4.28%, 10/01/34 (Call 04/01/34)[a]	50	52,695
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	70	77,557
5.95%, 06/15/41 (Call 12/15/40)	56	67,941
6.25%, 12/15/40	25	31,093

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	$51	$48,812
3.60%, 05/15/46 (Call 11/15/45)	100	99,188
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	100	100,062
4.40%, 03/01/44 (Call 09/01/43)	75	82,526
Oglethorpe Power Corp.
4.55%, 06/01/44	25	25,577
5.25%, 09/01/50	51	55,789
5.38%, 11/01/40	25	28,683
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	50	55,108
5.25%, 05/15/41 (Call 11/15/40)	25	29,474
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	45	54,171
7.25%, 01/15/33	100	139,696
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	115	114,138
4.45%, 04/15/42 (Call 10/15/41)	26	28,442
4.75%, 02/15/44 (Call 08/15/43)	25	28,429
5.40%, 01/15/40	25	30,772
6.05%, 03/01/34	250	326,104
6.25%, 03/01/39	70	91,680
PacifiCorp
6.00%, 01/15/39	45	59,232
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	45	47,404
6.50%, 11/15/37	15	20,618
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)	150	165,334
PPL Electric Utilities Corp.
4.15%, 10/01/45 (Call 04/01/45)	25	26,498
Progress Energy Inc.
6.00%, 12/01/39	50	61,512
7.75%, 03/01/31	100	138,130
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	125	121,763
4.30%, 03/15/44 (Call 09/15/43)	120	131,520
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	75	74,800
3.80%, 01/01/43 (Call 07/01/42)	26	26,716
3.95%, 05/01/42 (Call 11/01/41)	25	26,296
4.05%, 05/01/45 (Call 11/01/44)	20	21,350
4.15%, 11/01/45 (Call 05/01/45)	50	54,862

Security	Principal (000s)	Value
Series D
5.25%, 07/01/35	$50	$59,884
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	50	54,274
4.43%, 11/15/41 (Call 05/15/41)	25	27,177
5.64%, 04/15/41 (Call 10/15/40)	31	38,938
5.76%, 10/01/39	50	63,996
San Diego Gas & Electric Co.
3.95%, 11/15/41	100	103,513
6.00%, 06/01/39	50	65,530
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/43[b]	200	183,276
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	26	27,115
4.50%, 06/01/64 (Call 12/01/63)	50	50,635
6.05%, 01/15/38	51	64,862
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	76	80,140
4.65%, 10/01/43 (Call 04/01/43)	70	80,524
6.65%, 04/01/29	50	65,957
Series 05-E
5.35%, 07/15/35	25	30,479
Series 08-A
5.95%, 02/01/38	66	85,485
Series C
3.60%, 02/01/45 (Call 08/01/44)	100	98,488
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	200	204,390
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	20	18,635
State Grid Overseas Investment 2013 Ltd.
4.38%, 05/22/43[a]	200	214,519
Talen Energy Supply LLC
6.00%, 12/15/36	25	13,750
Tampa Electric Co.
4.35%, 05/15/44 (Call 11/15/43)	50	53,023
Tri-State Generation & Transmission Association Inc.
6.00%, 06/15/40[a]	25	30,956
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	90	92,885
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)	150	164,151
8.88%, 11/15/38	20	32,704

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	$100	$104,354
4.13%, 03/01/42 (Call 09/01/41)	26	27,425
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	26	25,200
4.25%, 06/01/44 (Call 12/01/43)	50	54,669
4.30%, 12/15/45 (Call 06/15/45)	50	54,786
Wisconsin Power & Light Co.
6.38%, 08/15/37	50	67,164
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	25	28,857

		11,481,168
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
6.00%, 08/15/32	50	62,829
6.13%, 04/15/39	3	3,973

		66,802
ELECTRONICS — 0.15%
Honeywell International Inc.
5.38%, 03/01/41	75	94,599
5.70%, 03/15/37	50	63,686
Koninklijke Philips NV
5.00%, 03/15/42	45	47,800
6.88%, 03/11/38	20	25,327
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	25	27,550

		258,962
ENERGY — ALTERNATE SOURCES — 0.06%
Topaz Solar Farms LLC
5.75%, 09/30/39[a]	96	104,403

		104,403
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance USA Inc.
4.38%, 05/08/42	66	71,247

		71,247
ENVIRONMENTAL CONTROL — 0.11%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	51	60,907
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	125	128,911

		189,818

Security	Principal (000s)	Value
FOOD — 1.15%
Campbell Soup Co.
3.80%, 08/02/42	$26	$24,612
Cargill Inc.
4.10%, 11/01/42[a]	100	100,874
ConAgra Foods Inc.
8.25%, 09/15/30	25	33,579
Delhaize Group
5.70%, 10/01/40	50	55,375
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	50	51,080
JM Smucker Co. (The)
4.25%, 03/15/35	50	52,411
4.38%, 03/15/45	50	52,608
Kellogg Co.
4.50%, 04/01/46	100	102,557
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)[a]	125	123,778
4.38%, 06/01/46 (Call 12/01/45)[a]	100	101,318
5.00%, 07/15/35 (Call 01/15/35)[a]	50	55,091
5.00%, 06/04/42	149	162,386
5.20%, 07/15/45 (Call 01/15/45)[a]	25	28,079
6.50%, 02/09/40	25	31,531
6.75%, 03/15/32	25	30,743
6.88%, 01/26/39	75	98,142
7.13%, 08/01/39[a]	100	132,136
Kroger Co. (The)
5.15%, 08/01/43 (Call 02/01/43)	25	28,456
5.40%, 07/15/40 (Call 01/15/40)	25	28,586
6.90%, 04/15/38	26	34,470
7.50%, 04/01/31	70	93,778
Mondelez International Inc.
6.50%, 02/09/40	50	65,299
Safeway Inc.
7.25%, 02/01/31	25	23,812
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	100	101,399
4.85%, 10/01/45 (Call 04/01/45)	50	54,034
5.38%, 09/21/35	36	41,267
Tesco PLC
6.15%, 11/15/37[a]	100	92,680
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	54,277

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Unilever Capital Corp.
5.90%, 11/15/32	$130	$174,917

		2,029,275
FOREST PRODUCTS & PAPER — 0.22%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	50	53,002
Georgia-Pacific LLC
7.75%, 11/15/29	91	127,004
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	50	49,424
6.00%, 11/15/41 (Call 05/15/41)	25	28,020
7.30%, 11/15/39	81	103,432
WestRock MWV LLC
8.20%, 01/15/30	26	33,890

		394,772
GAS — 0.28%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	25	24,288
5.88%, 03/15/41 (Call 09/15/40)	56	64,267
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	25	25,543
5.50%, 06/15/41 (Call 12/15/40)	50	60,024
Boston Gas Co.
4.49%, 02/15/42[a]	25	26,225
KeySpan Corp.
5.80%, 04/01/35	50	58,173
8.00%, 11/15/30	25	34,113
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	25	27,207
Sempra Energy
6.00%, 10/15/39	60	72,583
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	40	40,164
Southwest Gas Corp.
4.88%, 10/01/43 (Call 04/01/43)	50	55,014

		487,601
HEALTH CARE — PRODUCTS — 0.60%
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	100	109,066
4.88%, 05/15/44 (Call 11/15/43)	50	55,158
5.00%, 11/12/40	25	27,408
Boston Scientific Corp.
7.38%, 01/15/40	50	63,997

Security	Principal (000s)	Value
Medtronic Inc.
4.38%, 03/15/35	$375	$407,145
4.50%, 03/15/42 (Call 09/15/41)	40	43,933
4.63%, 03/15/45	95	106,569
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	50	52,030
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	50	51,536
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	50	49,123
4.45%, 08/15/45 (Call 02/15/45)	25	24,935
5.75%, 11/30/39	50	57,533

		1,048,433
HEALTH CARE — SERVICES — 1.07%
Aetna Inc.
4.75%, 03/15/44 (Call 09/15/43)	25	27,067
6.75%, 12/15/37	75	98,296
Anthem Inc.
4.63%, 05/15/42	75	76,824
4.65%, 01/15/43	121	124,067
4.65%, 08/15/44 (Call 02/15/44)	25	25,646
5.10%, 01/15/44	125	136,458
6.38%, 06/15/37	25	30,803
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	75	84,393
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	100	102,750
7.50%, 11/06/33	25	26,375
7.50%, 11/15/95	10	9,700
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	96	95,845
Kaiser Foundation Hospitals
4.88%, 04/01/42	60	69,837
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	50	51,297
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	25	25,138
Roche Holdings Inc.
4.00%, 11/28/44 (Call 05/28/44)[a]	200	217,425
Tenet Healthcare Corp.
6.88%, 11/15/31	25	20,250
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	150	158,269

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.63%, 07/15/35	$50	$56,036
4.63%, 11/15/41 (Call 05/15/41)	70	77,034
4.75%, 07/15/45	225	257,864
5.80%, 03/15/36	46	58,078
6.88%, 02/15/38	41	58,099

		1,887,551
HOLDING COMPANIES — DIVERSIFIED — 0.08%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]	100	142,552

		142,552
HOME BUILDERS — 0.04%
MDC Holdings Inc.
6.00%, 01/15/43 (Call 10/15/42)	25	19,250
PulteGroup Inc.
6.38%, 05/15/33	25	25,375
7.88%, 06/15/32	25	28,125

		72,750
HOME FURNISHINGS — 0.03%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	50	51,107

		51,107
HOUSEHOLD PRODUCTS & WARES — 0.06%
Kimberly-Clark Corp.
5.30%, 03/01/41	50	62,934
6.63%, 08/01/37	25	35,593

		98,527
HOUSEWARES — 0.13%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	100	111,135
5.50%, 04/01/46 (Call 10/01/45)	100	114,305

		225,440
INSURANCE — 2.60%
Aflac Inc.
6.45%, 08/15/40	51	65,698
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	24,490
Allstate Corp. (The)
4.50%, 06/15/43	95	104,713
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	100	91,160

Security	Principal (000s)	Value
4.38%, 01/15/55 (Call 07/15/54)	$75	$66,598
4.50%, 07/16/44 (Call 01/16/44)	20	19,062
6.25%, 05/01/36	270	316,555
Aon Corp.
6.25%, 09/30/40	100	121,730
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	25	24,978
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	35	36,628
AXA SA
8.60%, 12/15/30	151	200,830
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	100	107,406
5.75%, 01/15/40	60	76,101
Berkshire Hathaway Inc.
4.50%, 02/11/43	25	27,669
Chubb Corp. (The)
6.00%, 05/11/37	31	40,334
6.50%, 05/15/38	45	62,105
Chubb INA Holdings Inc.
4.15%, 03/13/43	50	52,186
4.35%, 11/03/45 (Call 05/03/45)	35	38,000
Cincinnati Financial Corp.
6.92%, 05/15/28	25	31,926
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	25	29,631
Farmers Exchange Capital III VRN, (3 mo. LIBOR US + 3.454%)
5.45%, 10/15/54 (Call 10/15/34)[a]	100	96,750
Genworth Holdings Inc.
6.50%, 06/15/34	25	16,812
Guardian Life Insurance Co. of America (The)
7.38%, 09/30/39[a]	50	65,372
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	75	71,151
Liberty Mutual Group Inc.
4.85%, 08/01/44[a]	150	146,787
7.80%, 03/07/87[a]	50	55,250
Lincoln National Corp.
7.00%, 06/15/40	70	85,675
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	50	48,723

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65[a]	$50	$45,719
8.88%, 06/01/39[a]	44	64,490
MetLife Inc.
4.05%, 03/01/45	160	153,283
4.13%, 08/13/42	40	38,686
4.88%, 11/13/43	130	139,659
6.38%, 06/15/34	100	126,500
6.40%, 12/15/66 (Call 12/15/31)	175	186,812
Nationwide Financial Services Inc.
5.30%, 11/18/44[a]	50	51,960
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	50	74,397
New York Life Insurance Co.
6.75%, 11/15/39[a]	80	106,377
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[a]	130	160,679
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	50	71,475
Pacific LifeCorp
5.13%, 01/30/43[a]	32	33,351
Principal Financial Group Inc.
4.35%, 05/15/43	76	74,396
Progressive Corp. (The)
4.35%, 04/25/44	75	80,898
Provident Financing Trust I
7.41%, 03/15/38	25	28,647
Prudential Financial Inc.
5.70%, 12/14/36	125	142,499
5.90%, 03/17/36	25	28,711
Series B
5.75%, 07/15/33	26	29,563
Series D
6.63%, 12/01/37	121	150,683
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[a]	25	24,937
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44[a]	175	190,150
6.85%, 12/16/39[a]	26	33,779
Transatlantic Holdings Inc.
8.00%, 11/30/39	25	33,246

Security	Principal (000s)	Value
Travelers Companies Inc. (The)
4.60%, 08/01/43	$50	$56,412
6.25%, 06/15/37	101	135,106
Voya Financial Inc.
5.70%, 07/15/43	50	56,736
WR Berkley Corp.
4.75%, 08/01/44	50	49,570
XLIT Ltd.
5.25%, 12/15/43	20	20,941
5.50%, 03/31/45	35	33,793
6.25%, 05/15/27	25	29,380

		4,577,155
INTERNET — 0.11%
Amazon.com Inc.
4.95%, 12/05/44 (Call 06/05/44)	125	145,933
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	51	41,150

		187,083
IRON & STEEL — 0.29%
ArcelorMittal
7.75%, 03/01/41	50	46,000
8.00%, 10/15/39	100	94,500
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	50	52,865
6.40%, 12/01/37	50	58,897
U.S. Steel Corp.
6.65%, 06/01/37	25	16,000
Vale Overseas Ltd.
6.88%, 11/21/36	236	194,405
8.25%, 01/17/34	50	48,625

		511,292
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	25	26,391

		26,391
LODGING — 0.04%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	50	51,500
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	25	24,583

		76,083

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
MACHINERY — 0.24%
Caterpillar Inc.
3.80%, 08/15/42	$203	$196,996
4.75%, 05/15/64 (Call 11/15/63)	25	26,550
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	50	55,522
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	76	77,414
5.38%, 10/16/29	26	32,324
Rockwell Automation Inc.
6.70%, 01/15/28	25	33,136

		421,942
MANUFACTURING — 0.89%
3M Co.
3.88%, 06/15/44	45	47,127
5.70%, 03/15/37	16	20,788
6.38%, 02/15/28	25	34,063
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	91	110,980
Eaton Corp.
4.00%, 11/02/32	155	158,269
General Electric Co.
4.13%, 10/09/42	180	191,056
5.88%, 01/14/38	157	205,126
Series A
6.75%, 03/15/32	355	486,904
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	25,675
4.88%, 09/15/41 (Call 03/15/41)	44	51,194
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	70	74,987
Siemens Financieringsmaatschappij NV
4.40%, 05/27/45[a]	100	109,472
Tyco International Finance SA
5.13%, 09/14/45 (Call 03/14/45)	50	54,707

		1,570,348
MEDIA — 2.96%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	200	211,627
5.40%, 10/01/43	125	142,463
6.15%, 03/01/37	25	30,198
6.40%, 12/15/35	50	61,995

Security	Principal (000s)	Value
6.65%, 11/15/37	$86	$109,388
7.75%, 12/01/45	30	42,442
Belo Corp.
7.75%, 06/01/27	25	26,375
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	50	49,326
4.85%, 07/01/42 (Call 01/01/42)	70	70,144
4.90%, 08/15/44 (Call 02/15/44)	25	25,396
7.88%, 07/30/30	50	69,565
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%, 05/01/27 (Call 05/01/21)[a]	50	51,187
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35 (Call 04/23/35)[a]	25	28,514
6.83%, 10/23/55 (Call 04/23/55)[a]	250	286,043
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	280	297,467
4.25%, 01/15/33	350	370,791
4.60%, 08/15/45 (Call 02/15/45)	50	55,222
4.65%, 07/15/42	130	143,262
4.75%, 03/01/44	375	422,160
5.65%, 06/15/35	50	61,638
6.95%, 08/15/37	50	69,915
Cox Communications Inc.
4.80%, 02/01/35 (Call 08/01/34)[a]	100	90,567
8.38%, 03/01/39[a]	100	117,342
Discovery Communications LLC
4.88%, 04/01/43	45	40,176
4.95%, 05/15/42	15	13,054
6.35%, 06/01/40	50	51,021
Grupo Televisa SAB
6.63%, 01/15/40	71	79,207
Historic TW Inc.
6.63%, 05/15/29	325	401,854
iHeartCommunications Inc.
7.25%, 10/15/27	25	14,000
Knight Ridder Inc.
6.88%, 03/15/29	25	13,625
Liberty Interactive LLC
8.25%, 02/01/30	40	41,300
Sirius XM Radio Inc.
5.38%, 07/15/26 (Call 07/15/21)[a]	100	99,500

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Thomson Reuters Corp.
5.85%, 04/15/40	$75	$82,868
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	75	66,191
5.50%, 09/01/41 (Call 03/01/41)	25	24,544
6.75%, 06/15/39	165	188,553
7.30%, 07/01/38	95	113,471
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100	130,484
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	100	98,189
4.65%, 06/01/44 (Call 12/01/43)	100	101,945
4.90%, 06/15/42	60	63,320
6.10%, 07/15/40	164	194,638
7.70%, 05/01/32	50	66,773
Viacom Inc.
4.85%, 12/15/34 (Call 06/15/34)	50	45,090
5.25%, 04/01/44 (Call 10/01/43)	50	45,354
6.88%, 04/30/36	136	144,224
Walt Disney Co. (The)
4.13%, 06/01/44	100	108,552
7.00%, 03/01/32	66	93,428
Series E
4.13%, 12/01/41	50	53,784

		5,208,172
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	50	51,362
4.20%, 06/15/35 (Call 12/15/34)	25	26,996

		78,358
MINING — 0.91%
Alcoa Inc.
5.90%, 02/01/27	25	24,148
5.95%, 02/01/37	30	26,400
6.75%, 01/15/28	25	24,875
Barrick North America Finance LLC
7.50%, 09/15/38	75	78,878
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	96	90,395
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	51	48,356
5.00%, 09/30/43	145	153,131

Security	Principal (000s)	Value
Corp. Nacional del Cobre Chile
5.63%, 10/18/43[b]	$200	$213,641
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	37,875
5.45%, 03/15/43 (Call 09/15/42)	95	71,696
Glencore Finance Canada Ltd.
5.55%, 10/25/42[a]	50	39,750
6.90%, 11/15/37[a]	24	21,360
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	25	23,351
Kinross Gold Corp.
6.88%, 09/01/41 (Call 03/01/41)	15	11,927
Newcrest Finance Pty Ltd.
5.75%, 11/15/41[a]	50	44,480
Newmont Mining Corp.
6.25%, 10/01/39	101	103,809
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	100	104,013
7.13%, 07/15/28	70	86,026
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	50	46,003
4.75%, 03/22/42 (Call 09/22/41)	55	55,518
Southern Copper Corp.
5.25%, 11/08/42	210	173,775
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	100	64,500
6.13%, 10/01/35	50	34,500
6.25%, 07/15/41 (Call 01/15/41)	31	21,855

		1,600,262
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
4.80%, 03/01/35	30	28,007
6.75%, 12/15/39	25	23,636

		51,643
OIL & GAS — 4.66%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	50	47,250
Anadarko Finance Co.
7.50%, 05/01/31	71	80,009
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	100	85,314
6.45%, 09/15/36	95	101,291
6.60%, 03/15/46 (Call 09/15/45)	100	111,416

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	$100	$95,813
5.10%, 09/01/40 (Call 03/01/40)	151	148,193
Apache Finance Canada Corp.
7.75%, 12/15/29	50	61,655
Canadian Natural Resources Ltd.
6.25%, 03/15/38	110	106,985
Cenovus Energy Inc.
6.75%, 11/15/39	126	121,078
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	200	213,315
Conoco Funding Co.
7.25%, 10/15/31	100	120,503
ConocoPhillips
6.50%, 02/01/39	215	265,635
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	80	76,652
5.95%, 03/15/46 (Call 09/15/45)	50	59,561
ConocoPhillips Holding Co.
6.95%, 04/15/29	125	150,114
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	50	41,125
Devon Energy Corp.
5.00%, 06/15/45 (Call 12/15/44)	100	84,098
5.60%, 07/15/41 (Call 01/15/41)	71	62,062
Devon Financing Co. LLC
7.88%, 09/30/31	100	106,339
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	44	31,432
5.70%, 10/15/39	10	7,266
Ecopetrol SA
5.88%, 05/28/45	75	60,000
7.38%, 09/18/43	50	46,438
Encana Corp.
6.50%, 08/15/34	26	23,010
6.50%, 02/01/38	50	43,625
Eni USA Inc.
7.30%, 11/15/27	25	30,005
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	50	29,125
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	50	47,835
5.10%, 01/15/36 (Call 07/15/35)	25	27,465

Security	Principal (000s)	Value
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	$75	$73,167
4.11%, 03/01/46 (Call 09/01/45)	100	106,324
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[b]	200	188,977
Hess Corp.
5.60%, 02/15/41	100	96,927
7.30%, 08/15/31	125	136,014
Husky Energy Inc.
6.80%, 09/15/37	10	10,908
Marathon Oil Corp.
6.60%, 10/01/37	75	70,875
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	55	44,198
5.85%, 12/15/45 (Call 06/15/45)	50	45,538
6.50%, 03/01/41 (Call 09/01/40)	41	40,817
Motiva Enterprises LLC
6.85%, 01/15/40[a]	50	58,215
Murphy Oil Corp.
7.05%, 05/01/29	25	24,716
Nexen Energy ULC
6.40%, 05/15/37	110	131,292
7.50%, 07/30/39	50	64,968
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	75	71,484
6.00%, 03/01/41 (Call 09/01/40)	90	90,154
Noble Holding International Ltd.
5.25%, 03/15/42	25	13,125
6.20%, 08/01/40	26	14,950
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	50	51,972
4.63%, 06/15/45 (Call 12/15/44)	50	53,378
Pertamina Persero PT
5.63%, 05/20/43[b]	200	183,879
6.45%, 05/30/44[b]	200	200,888
Petro-Canada
5.35%, 07/15/33	25	26,189
Petrobras Global Finance BV
5.63%, 05/20/43	50	33,250
6.75%, 01/27/41	75	53,978
6.85%, 06/05/49	100	68,500
6.88%, 01/20/40	50	37,000
7.25%, 03/17/44	150	114,142

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	$225	$73,665
5.50%, 04/12/37[b]	100	32,400
6.00%, 11/15/26[b]	175	56,420
9.75%, 05/17/35[b]	125	47,500
Petroleos Mexicanos
5.50%, 06/27/44	200	167,699
5.63%, 01/23/46	200	169,834
6.38%, 01/23/45	245	229,707
6.50%, 06/02/41	200	190,175
6.63%, 06/15/35	100	97,668
6.63%, 06/15/38	100	95,814
Petronas Capital Ltd.
4.50%, 03/18/45[b]	200	210,860
Phillips 66
4.88%, 11/15/44 (Call 05/15/44)	175	180,131
Pride International Inc.
7.88%, 08/15/40	50	34,225
PTT PCL
5.88%, 08/03/35[a]	100	115,330
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]	250	282,187
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	50	31,375
Shell International Finance BV
4.00%, 05/10/46	100	97,681
4.38%, 05/11/45	240	247,579
5.50%, 03/25/40	86	100,775
6.38%, 12/15/38	216	276,027
Sinopec Group Overseas Development 2015 Ltd.
4.10%, 04/28/45[b]	200	193,928
Statoil ASA
3.95%, 05/15/43	200	193,998
Suncor Energy Inc.
6.50%, 06/15/38	150	177,920
6.85%, 06/01/39	25	30,170
7.15%, 02/01/32	36	42,240
Transocean Inc.
6.80%, 03/15/38	75	44,250
7.50%, 04/15/31	50	30,250

Security	Principal (000s)	Value
Valero Energy Corp.
4.90%, 03/15/45	$25	$21,755
6.63%, 06/15/37	121	125,752
10.50%, 03/15/39	16	21,562

		8,209,311
OIL & GAS SERVICES — 0.39%
Baker Hughes Inc.
5.13%, 09/15/40	135	145,590
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	170	167,801
5.00%, 11/15/45 (Call 05/15/45)	125	128,181
6.70%, 09/15/38	100	120,162
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	51	37,560
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	50	31,875
6.75%, 09/15/40	80	52,800

		683,969
PACKAGING & CONTAINERS — 0.09%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26	25	27,500
Pactiv LLC
7.95%, 12/15/25	25	25,250
Sealed Air Corp.
6.88%, 07/15/33[a]	25	26,250
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	65	73,368

		152,368
PHARMACEUTICALS — 2.37%
Abbott Laboratories
5.30%, 05/27/40	50	57,555
6.15%, 11/30/37	36	45,961
AbbVie Inc.
4.40%, 11/06/42	140	137,725
4.50%, 05/14/35 (Call 11/14/34)	250	252,953
4.70%, 05/14/45 (Call 11/14/44)	200	205,220
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	35	34,495
4.75%, 03/15/45 (Call 09/15/44)	170	167,738
4.85%, 06/15/44 (Call 12/15/43)	75	75,393
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	99	96,918

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	$75	$74,556
AstraZeneca PLC
4.00%, 09/18/42	50	49,710
6.45%, 09/15/37	213	280,507
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)[a]	75	75,712
Bristol-Myers Squibb Co.
3.25%, 08/01/42	141	133,005
4.50%, 03/01/44 (Call 09/01/43)	26	29,864
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	75	76,373
4.60%, 03/15/43	25	25,838
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	55	54,943
5.50%, 03/15/27	51	63,936
Express Scripts Holding Co.
6.13%, 11/15/41	76	87,443
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	160	218,466
Johnson & Johnson
3.70%, 03/01/46 (Call 09/01/45)	100	105,612
4.38%, 12/05/33 (Call 06/05/33)	255	292,779
4.50%, 12/05/43 (Call 06/05/43)	100	118,635
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	75	82,548
6.00%, 03/01/41 (Call 09/01/40)	25	30,772
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	50	51,298
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	40	39,425
3.70%, 02/10/45 (Call 08/10/44)	270	269,248
4.15%, 05/18/43	50	53,237
6.55%, 09/15/37	25	34,362
Novartis Capital Corp.
4.40%, 05/06/44	175	200,012
Pfizer Inc.
5.60%, 09/15/40	25	31,152
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	25	29,138
Wyeth LLC
5.95%, 04/01/37	307	395,891
6.50%, 02/01/34	75	99,545

Security	Principal (000s)	Value
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	$100	$97,973

		4,175,938
PIPELINES — 1.95%
APT Pipelines Ltd.
5.00%, 03/23/35 (Call 12/23/34)[a]	60	59,809
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	50	45,244
CenterPoint Energy Resources Corp.
6.63%, 11/01/37	25	30,358
Colonial Pipeline Co.
7.63%, 04/15/32[a]	50	63,325
DCP Midstream LLC
6.75%, 09/15/37[a]	50	42,875
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	20,563
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	50	37,250
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	42,876
7.38%, 10/15/45 (Call 04/15/45)	50	57,579
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	50	43,375
Energy Transfer Partners LP
5.95%, 10/01/43 (Call 04/01/43)	50	44,831
6.13%, 12/15/45 (Call 06/15/45)	50	46,832
6.50%, 02/01/42 (Call 08/01/41)	234	225,898
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	35	26,775
Enterprise Products Operating LLC
3.95%, 02/15/27 (Call 11/15/26)	100	103,168
4.85%, 08/15/42 (Call 02/15/42)	391	383,261
4.95%, 10/15/54 (Call 04/15/54)	50	46,479
5.10%, 02/15/45 (Call 08/15/44)	50	51,240
7.55%, 04/15/38	25	30,576
Gulfstream Natural Gas System LLC
5.95%, 10/15/45 (Call 04/15/45)[a]	25	25,395
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	40	34,112
5.00%, 03/01/43 (Call 09/01/42)	20	17,031
5.50%, 03/01/44 (Call 09/01/43)	125	112,924
5.80%, 03/15/35	25	23,408
6.95%, 01/15/38	75	77,242
7.50%, 11/15/40	26	27,242

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	$50	$43,848
5.30%, 12/01/34 (Call 06/01/34)	185	167,095
5.55%, 06/01/45 (Call 12/01/44)	100	92,236
7.80%, 08/01/31	50	53,770
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	75	66,395
NGPL PipeCo LLC
7.77%, 12/15/37[a]	25	24,563
ONEOK Inc.
6.00%, 06/15/35	25	21,125
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	25	23,935
6.85%, 10/15/37	75	74,281
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	120	94,407
5.15%, 06/01/42 (Call 12/01/41)	25	20,428
6.65%, 01/15/37	25	23,315
Rockies Express Pipeline LLC
6.88%, 04/15/40[a]	25	24,375
7.50%, 07/15/38[a]	25	25,625
Spectra Energy Capital LLC
7.50%, 09/15/38	25	27,187
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	50	47,033
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	125	109,628
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	125	134,853
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	220	221,030
6.10%, 06/01/40	40	46,508
7.25%, 08/15/38	25	31,371
7.63%, 01/15/39	70	93,731
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	25	20,375
8.75%, 03/15/32	51	52,658
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	50	39,000
5.40%, 03/04/44 (Call 09/04/43)	25	20,375
6.30%, 04/15/40	129	117,390

		3,436,205

Security	Principal (000s)	Value
PRIVATE EQUITY — 0.04%
KKR Group Finance Co. II LLC
5.50%, 02/01/43 (Call 08/01/42)[a]	$75	$76,815

		76,815
REAL ESTATE INVESTMENT TRUSTS — 0.41%
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	100	100,779
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	50	53,408
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	50	59,921
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	50	51,333
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	50	48,495
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	25	23,893
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	50	52,277
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	95	98,382
4.75%, 03/15/42 (Call 09/15/41)	25	27,602
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	50	46,081
Welltower Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	30,295
Weyerhaeuser Co.
6.88%, 12/15/33	25	30,150
6.95%, 10/01/27	25	30,553
7.38%, 03/15/32	50	63,582

		716,751
RETAIL — 2.38%
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	50	42,933
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	125	141,822
5.13%, 07/20/45 (Call 01/20/45)	300	347,859
5.30%, 12/05/43 (Call 06/05/43)	20	23,585
6.25%, 06/01/27	75	89,056
Darden Restaurants Inc.
6.80%, 10/15/37	25	28,419
Home Depot Inc. (The)
4.25%, 04/01/46 (Call 10/01/45)	25	27,091

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.40%, 03/15/45 (Call 09/15/44)	$20	$21,974
5.88%, 12/16/36	275	354,213
5.95%, 04/01/41 (Call 10/01/40)	100	131,350
JC Penney Corp. Inc.
6.38%, 10/15/36	35	25,900
7.63%, 03/01/97	25	17,500
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	50	41,647
L Brands Inc.
6.88%, 11/01/35	50	52,750
6.95%, 03/01/33	25	25,187
7.60%, 07/15/37	25	26,125
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	50	48,799
4.38%, 09/15/45 (Call 03/15/45)	50	53,852
5.50%, 10/15/35	26	31,556
5.80%, 04/15/40 (Call 10/15/39)	50	63,265
6.50%, 03/15/29	36	47,962
6.65%, 09/15/37	50	68,463
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	100	84,487
6.38%, 03/15/37	25	24,268
6.90%, 04/01/29	75	80,386
McDonald’s Corp.
3.63%, 05/01/43	75	68,815
3.70%, 02/15/42	50	46,570
4.60%, 05/26/45 (Call 11/26/44)	25	26,585
4.88%, 12/09/45 (Call 06/09/45)	100	110,979
6.30%, 10/15/37	115	145,329
6.30%, 03/01/38	25	31,663
New Albertsons Inc.
7.45%, 08/01/29	30	28,950
8.70%, 05/01/30	25	24,750
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	52	47,059
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	50	44,023
Rite Aid Corp.
7.70%, 02/15/27	10	12,025
Target Corp.
3.63%, 04/15/46	50	48,743
4.00%, 07/01/42	195	201,229
6.35%, 11/01/32	39	51,313

Security	Principal (000s)	Value
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	$150	$158,164
4.30%, 04/22/44 (Call 10/22/43)	200	220,339
5.00%, 10/25/40	40	47,691
5.25%, 09/01/35	50	62,859
5.63%, 04/15/41	10	12,832
5.88%, 04/05/27	49	63,089
6.20%, 04/15/38	340	461,963
6.50%, 08/15/37	108	151,256
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	25	25,446
4.65%, 06/01/46 (Call 12/01/45)	50	50,680
4.80%, 11/18/44 (Call 05/18/44)	120	123,071
Yum! Brands Inc.
6.88%, 11/15/37	25	24,062

		4,189,934
SEMICONDUCTORS — 0.35%
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	25	27,339
5.85%, 06/15/41	25	29,469
Intel Corp.
4.00%, 12/15/32	50	52,888
4.10%, 05/19/46 (Call 11/19/45)	50	50,551
4.25%, 12/15/42	25	25,744
4.80%, 10/01/41	156	172,952
4.90%, 07/29/45 (Call 01/29/45)	100	112,759
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)	25	26,201
QUALCOMM Inc.
4.80%, 05/20/45 (Call 11/20/44)	125	125,664

		623,567
SOFTWARE — 0.92%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	125	125,909
3.50%, 11/15/42	25	23,894
4.00%, 02/12/55 (Call 08/12/54)	125	123,161
4.20%, 11/03/35 (Call 05/03/35)	50	54,844
4.45%, 11/03/45 (Call 05/03/45)	200	222,477
5.20%, 06/01/39	25	30,398
5.30%, 02/08/41	182	225,612
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[a]	50	50,125

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Oracle Corp.
3.90%, 05/15/35 (Call 11/15/34)	$50	$50,687
4.13%, 05/15/45 (Call 11/15/44)	125	128,162
4.30%, 07/08/34 (Call 01/08/34)	200	212,594
4.38%, 05/15/55 (Call 11/15/54)	25	25,183
4.50%, 07/08/44 (Call 01/08/44)	205	221,109
6.50%, 04/15/38	100	134,337

		1,628,492
TELECOMMUNICATIONS — 4.44%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	75	79,500
America Movil SAB de CV
6.13%, 03/30/40	100	117,801
6.38%, 03/01/35	90	107,318
AT&T Inc.
4.35%, 06/15/45 (Call 12/15/44)	555	518,088
4.50%, 05/15/35 (Call 11/15/34)	415	415,735
4.75%, 05/15/46 (Call 11/15/45)	25	24,780
5.15%, 03/15/42	50	51,848
5.35%, 09/01/40	50	53,127
5.55%, 08/15/41	80	87,160
6.00%, 08/15/40 (Call 05/15/40)	142	160,924
6.30%, 01/15/38	450	524,406
6.55%, 02/15/39	100	119,578
British Telecommunications PLC
9.63%, 12/15/30	146	229,724
CenturyLink Inc.
7.60%, 09/15/39	50	41,000
7.65%, 03/15/42	50	40,875
Series G
6.88%, 01/15/28	25	20,937
Cisco Systems Inc.
5.50%, 01/15/40	74	93,825
5.90%, 02/15/39	115	151,391
Corning Inc.
4.70%, 03/15/37	26	26,048
4.75%, 03/15/42	50	50,475
5.75%, 08/15/40	45	51,178
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a]	150	167,935
8.75%, 06/15/30	79	117,107
Embarq Corp.
8.00%, 06/01/36	77	76,923

Security	Principal (000s)	Value
Frontier Communications Corp.
7.88%, 01/15/27	$25	$20,750
9.00%, 08/15/31	75	64,125
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	30	31,957
6.15%, 12/15/40	10	12,122
Juniper Networks Inc.
5.95%, 03/15/41	40	37,605
Koninklijke KPN NV
8.38%, 10/01/30	86	117,214
Motorola Solutions Inc.
5.50%, 09/01/44	25	21,537
Nokia OYJ
6.63%, 05/15/39	25	26,562
Orange SA
5.38%, 01/13/42	56	66,799
5.50%, 02/06/44 (Call 08/06/43)	100	122,703
9.00%, 03/01/31	100	153,173
Qwest Corp.
6.88%, 09/15/33 (Call 06/27/16)	65	63,537
7.13%, 11/15/43 (Call 06/27/16)	20	19,400
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	50	50,649
5.00%, 03/15/44 (Call 09/15/43)	100	110,563
SES Global Americas Holdings GP
5.30%, 03/25/44[a]	24	21,726
Sprint Capital Corp.
6.88%, 11/15/28	125	93,281
8.75%, 03/15/32	100	81,000
Telecom Italia Capital SA
6.00%, 09/30/34	50	47,375
6.38%, 11/15/33	50	49,625
7.20%, 07/18/36	50	51,100
7.72%, 06/04/38	50	52,000
Telefonica Emisiones SAU
7.05%, 06/20/36	125	156,657
Telefonica Europe BV
8.25%, 09/15/30	57	79,459
U.S. Cellular Corp.
6.70%, 12/15/33	25	22,860
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	100	91,228
4.40%, 11/01/34 (Call 05/01/34)	125	126,771
4.67%, 03/15/55	150	146,480

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.86%, 08/21/46	$500	$530,941
5.01%, 08/21/54	400	412,210
5.05%, 03/15/34 (Call 12/15/33)	374	406,087
5.85%, 09/15/35	45	53,515
6.40%, 09/15/33	50	62,183
6.40%, 02/15/38	375	460,792
6.55%, 09/15/43	300	393,458
Vodafone Group PLC
6.15%, 02/27/37	150	171,346
7.88%, 02/15/30	50	64,223

		7,820,696
TEXTILES — 0.03%
Cintas Corp. No. 2
6.15%, 08/15/36	50	60,602

		60,602
TOYS, GAMES & HOBBIES — 0.06%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	50	51,380
6.35%, 03/15/40	25	29,602
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	26,769

		107,751
TRANSPORTATION — 1.72%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	25	25,281
4.15%, 04/01/45 (Call 10/01/44)	25	25,996
4.55%, 09/01/44 (Call 03/01/44)	25	27,443
4.70%, 09/01/45 (Call 03/01/45)	50	56,262
4.90%, 04/01/44 (Call 10/01/43)	155	178,177
5.75%, 05/01/40 (Call 11/01/39)	250	313,205
Canadian National Railway Co.
4.50%, 11/07/43 (Call 05/07/43)	50	55,998
6.20%, 06/01/36	50	66,238
6.38%, 11/15/37	41	55,690
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	75	82,647
5.75%, 01/15/42	50	60,609
5.95%, 05/15/37	76	92,303
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	50	48,138
4.10%, 03/15/44 (Call 09/15/43)	75	75,915
4.50%, 08/01/54 (Call 02/01/54)	25	25,617
6.00%, 10/01/36	26	32,291

Security	Principal (000s)	Value
6.15%, 05/01/37	$25	$31,636
6.22%, 04/30/40	81	104,294
FedEx Corp.
3.90%, 02/01/35	115	112,373
4.10%, 02/01/45	25	24,117
4.75%, 11/15/45 (Call 05/15/45)	100	105,771
4.90%, 01/15/34	50	54,879
5.10%, 01/15/44	25	27,714
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)[a]	50	48,556
4.95%, 08/15/45 (Call 02/15/45)[a]	25	26,652
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34[b]	300	306,750
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)	50	53,403
4.65%, 01/15/46 (Call 07/15/45)	10	11,009
4.80%, 08/15/43 (Call 02/15/43)	69	76,844
4.84%, 10/01/41	215	239,246
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	150	144,730
4.38%, 11/15/65 (Call 05/15/65)	50	50,704
4.75%, 09/15/41 (Call 03/15/41)	25	28,033
4.82%, 02/01/44 (Call 08/01/43)	50	57,071
6.63%, 02/01/29	50	67,813
United Parcel Service Inc.
3.63%, 10/01/42	100	100,155
6.20%, 01/15/38	86	117,088
XPO CNW Inc.
6.70%, 05/01/34	25	17,250

		3,027,898
TRUCKING & LEASING — 0.03%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	50	49,019

		49,019
WATER — 0.06%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	50	53,287
4.30%, 09/01/45 (Call 03/01/45)	25	26,919
6.59%, 10/15/37	25	34,096

		114,302

TOTAL CORPORATE BONDS & NOTES
(Cost: $92,067,490)		90,795,498

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[c] — 7.27%

ARGENTINA — 0.37%
Argentine Republic Government International Bond
2.50%, 12/31/38[d]	$75	$46,406
2.50%, 12/31/38[d]	400	255,000
8.28%, 12/31/33	70	75,360
8.28%, 12/31/33	70	75,009
8.28%, 12/31/33	189	206,310

		658,085
BRAZIL — 0.37%
Brazilian Government International Bond
5.00%, 01/27/45	300	234,000
5.63%, 01/07/41	200	171,500
7.13%, 01/20/37	100	101,000
10.13%, 05/15/27	100	135,750

		642,250
CANADA — 0.10%
Province of Quebec Canada
7.50%, 09/15/29	121	179,562

		179,562
CHILE — 0.08%
Chile Government International Bond
3.63%, 10/30/42	150	143,337

		143,337
COLOMBIA — 0.35%
Colombia Government International Bond
5.63%, 02/26/44 (Call 08/26/43)	200	198,298
6.13%, 01/18/41	168	176,330
7.38%, 09/18/37	200	237,508

		612,136
COSTA RICA — 0.10%
Costa Rica Government International Bond
7.00%, 04/04/44[b]	200	183,000

		183,000

Security	Principal (000s)	Value
DOMINICAN REPUBLIC — 0.12%
Dominican Republic International Bond
7.45%, 04/30/44[b]	$200	$211,500

		211,500
EL SALVADOR — 0.07%
El Salvador Government International Bond
7.65%, 06/15/35[b]	150	129,375

		129,375
HUNGARY — 0.04%
Hungary Government International Bond
7.63%, 03/29/41	50	70,187

		70,187
INDONESIA — 0.45%
Indonesia Government International Bond
5.13%, 01/15/45[b]	200	202,640
5.25%, 01/17/42[b]	200	203,713
6.63%, 02/17/37[b]	100	118,131
7.75%, 01/17/38[b]	100	129,814
8.50%, 10/12/35[b]	100	138,561

		792,859
IRAQ — 0.10%
Iraq International Bond
5.80%, 01/15/28 (Call 07/11/16)[b]	250	181,875

		181,875
ISRAEL — 0.12%
Israel Government International Bond
4.50%, 01/30/43	200	214,760

		214,760
ITALY — 0.08%
Italy Government International Bond
5.38%, 06/15/33	124	148,689

		148,689
IVORY COAST — 0.10%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/16)[b,d]	200	180,510

		180,510

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
JAMAICA — 0.12%
Jamaica Government International Bond
6.75%, 04/28/28	$200	$207,000

		207,000
KAZAKHSTAN — 0.10%
Kazakhstan Government International Bond
4.88%, 10/14/44[b]	200	178,000

		178,000
LEBANON — 0.16%
Lebanon Government International Bond
6.60%, 11/27/26[b]	75	74,535
6.65%, 02/26/30[b]	100	98,255
6.75%, 11/29/27[b]	100	100,126

		272,916
MEXICO — 0.70%
Mexico Government International Bond
4.75%, 03/08/44	258	255,404
5.55%, 01/21/45	250	277,932
5.75%, 10/12/49	200	201,181
6.05%, 01/11/40	100	116,979
6.75%, 09/27/34	100	128,371
7.50%, 04/08/33	100	137,847
8.30%, 08/15/31	75	113,186

		1,230,900
MOROCCO — 0.12%
Morocco Government International Bond
5.50%, 12/11/42[b]	200	207,440

		207,440
PANAMA — 0.20%
Panama Government International Bond
6.70%, 01/26/36	105	132,864
8.88%, 09/30/27	50	70,986
9.38%, 04/01/29	100	147,193

		351,043

Security	Principal (000s)	Value
PARAGUAY — 0.12%
Paraguay Government International Bond
6.10%, 08/11/44[b]	$200	$204,000

		204,000
PERU — 0.32%
Peruvian Government International Bond
4.13%, 08/25/27	100	105,052
5.63%, 11/18/50	150	170,317
6.55%, 03/14/37	100	125,802
8.75%, 11/21/33	107	159,323

		560,494
PHILIPPINES — 0.63%
Philippine Government International Bond
3.95%, 01/20/40	400	438,000
6.38%, 01/15/32	165	229,762
6.38%, 10/23/34	100	141,500
7.75%, 01/14/31	200	307,250

		1,116,512
QATAR — 0.17%
Qatar Government International Bond
6.40%, 01/20/40[a]	100	128,000
9.75%, 06/15/30[a]	100	162,150

		290,150
ROMANIA — 0.07%
Romanian Government International Bond
6.13%, 01/22/44[b]	100	120,650

		120,650
RUSSIA — 0.66%
Russian Foreign Bond — Eurobond
5.63%, 04/04/42[b]	200	209,600
7.50%, 03/31/30[b,d]	565	688,594
12.75%, 06/24/28[b]	150	257,643

		1,155,837
SOUTH AFRICA —0.06%
South Africa Government International Bond
6.25%, 03/08/41	100	106,612

		106,612

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
SOUTH KOREA — 0.07%
Republic of Korea
5.63%, 11/03/25	$100	$127,491

		127,491
SUPRANATIONAL — 0.25%
Asian Development Bank
5.82%, 06/16/28	51	66,824
European Investment Bank
0.00%, 11/06/26	50	38,889
4.88%, 02/15/36	85	112,805
Inter-American Development Bank
3.88%, 10/28/41	85	99,503
4.38%, 01/24/44	50	63,192
International Bank for Reconstruction & Development
4.75%, 02/15/35	50	64,721

		445,934
TURKEY — 0.56%
Turkey Government International Bond
4.88%, 04/16/43	420	379,273
6.75%, 05/30/40	100	114,481
6.88%, 03/17/36	125	144,150
7.25%, 03/05/38	125	150,593
8.00%, 02/14/34	150	192,289

		980,786
UKRAINE — 0.05%
Ukraine Government International Bond
7.75%, 09/01/27[b]	100	91,020

		91,020
URUGUAY — 0.18%
Uruguay Government International Bond
4.13%, 11/20/45	100	85,250
5.10%, 06/18/50	100	93,625
7.63%, 03/21/36	55	71,643
7.88%, 01/15/33	50	65,187

		315,705
VENEZUELA — 0.19%
Venezuela Government International Bond
7.00%, 03/31/38[b]	125	43,594

Security	Principal (000s)	Value
9.25%, 09/15/27	$175	$73,937
9.25%, 05/07/28[b]	100	37,750
9.38%, 01/13/34	100	37,650
11.75%, 10/21/26[b]	125	52,344
11.95%, 08/05/31[b]	200	83,250

		328,525
ZAMBIA — 0.09%
Zambia Government International Bond
8.97%, 07/30/27[b]	200	163,500

		163,500

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $13,094,005)		12,802,640

MUNICIPAL DEBT OBLIGATIONS — 4.55%

ARIZONA — 0.04%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	50	62,976

		62,976
CALIFORNIA — 1.51%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	50	73,810
6.91%, 10/01/50	150	229,023
California State Public Works Board RB BAB
Series G-2
8.36%, 10/01/34	30	44,881
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	40	53,195
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	110	163,572
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	50	66,631

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	$50	$77,001
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	60	77,929
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	50	75,594
Los Angeles Department of Water & Power RB BAB
Series A
5.72%, 07/01/39	100	129,731
Los Angeles Unified School District/CA GO BAB
5.76%, 07/01/29	150	191,271
Metropolitan Water District of Southern California RB BAB
Series A
6.95%, 07/01/40 (Call 07/01/20)	50	58,934
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36	40	51,126
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	50	68,462
State of California GO BAB
7.30%, 10/01/39	200	295,398
7.50%, 04/01/34	70	104,908
7.55%, 04/01/39	150	231,631
7.60%, 11/01/40	155	243,006
7.95%, 03/01/36 (Call 03/01/20)	100	120,206
University of California RB
Series AD
4.86%, 05/15/12	100	107,437
Series AQ
4.77%, 05/15/15	25	26,250
University of California RB BAB
5.77%, 05/15/43	95	124,641
6.27%, 05/15/31(Call 05/15/19)	45	50,147

		2,664,784

Security	Principal (000s)	Value
COLORADO — 0.06%
Denver City & County School District No. 1 COP
Series B
7.02%, 12/15/37	$50	$70,621
Regional Transportation District RB BAB
Series B
5.84%, 11/01/50	20	27,956

		98,577
CONNECTICUT — 0.07%
State of Connecticut GO BAB
5.63%, 12/01/29	100	120,064

		120,064
DISTRICT OF COLUMBIA — 0.02%
District of Columbia RB BAB
5.58%, 12/01/35	25	31,972

		31,972
GEORGIA — 0.08%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	55	72,195
Project M, Series 2010-A
6.66%, 04/01/57	50	63,171

		135,366
ILLINOIS — 0.32%
Illinois State Toll Highway Authority RB BAB
Series B
5.85%, 12/01/34	35	45,617
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	55	68,239
State of Illinois GO
5.10%, 06/01/33	425	406,759
5.65%, 12/01/38	50	50,822

		571,437
MARYLAND — 0.04%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	50	66,046

		66,046

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
MASSACHUSETTS — 0.17%
Commonwealth of Massachusetts GOL BAB
Series E
5.46%, 12/01/39	$100	$133,555
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	25	33,628
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	50	64,548
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	50	62,798

		294,529
MISSOURI — 0.03%
Health & Educational Facilities Authority of the State of Missouri RB
Series A
3.65%, 01/15/46	50	52,293

		52,293
NEVADA — 0.04%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45	50	75,503

		75,503
NEW JERSEY — 0.26%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29(NPFGC)	100	122,171
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	50	73,932
Series F
7.41%, 01/01/40	85	129,400
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	50	56,411

Security	Principal (000s)	Value
Series C
6.10%, 12/15/28 (Call 12/15/20)	$75	$78,616

		460,530
NEW YORK — 0.86%
City of New York NY GO BAB
5.21%, 10/01/31	50	59,435
5.97%, 03/01/36	50	66,594
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	50	79,103
Series C-1
6.69%, 11/15/40	150	210,714
New York City Transitional Finance Authority Building Aid Revenue RB
Series B
6.83%, 07/15/40	75	104,287
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	100	119,154
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	64,256
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	100	137,628
6.01%, 06/15/42	25	35,043
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	100	130,628
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	55	69,659
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	250	278,372
6.04%, 12/01/29	40	51,701
Series 192
4.81%, 10/15/65	100	116,720

		1,523,294

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
NORTH CAROLINA — 0.06%
University of North Carolina at Chapel Hill RB
Series C
3.33%, 12/01/36	$100	$103,032

		103,032
OHIO — 0.16%
American Municipal Power Inc. RB BAB
7.83%, 02/15/41	35	52,123
Series E
6.27%, 02/15/50	50	62,746
Ohio State University (The) RB
Series A
4.05%, 12/01/56	50	54,019
4.80%, 06/01/11	75	81,325
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	25	29,647

		279,860
OREGON — 0.16%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28(NPFGC)	100	119,710
State of Oregon Department of Transportation RB BAB
Series 2010-A
5.83%, 11/15/34	50	67,306
State of Oregon GO
5.89%, 06/01/27	75	97,800

		284,816
PENNSYLVANIA — 0.04%
Pennsylvania Turnpike Commission RB BAB
Series B
5.56%, 12/01/49	50	64,193

		64,193
SOUTH CAROLINA — 0.03%
South Carolina State Public Service Authority RB Series C
5.78%, 12/01/41	50	62,680

		62,680

Security	Principal (000s)	Value
TENNESSEE — 0.03%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB
6.73%, 07/01/43	$40	$54,259

		54,259
TEXAS — 0.47%
City of Houston TX Combined Utility System Revenue RB
Series B
3.83%, 05/15/28	50	55,971
City of Houston TX GOL
Series A
6.29%, 03/01/32	50	62,996
City Public Service Board of San Antonio TX RB BAB
5.72%, 02/01/41	25	33,736
5.81%, 02/01/41	50	66,572
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	50	69,173
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	30	39,442
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	47,589
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	75	113,148
Permanent University Fund RB BAB
5.26%, 07/01/39	100	129,642
State of Texas GO BAB
Series A
4.63%, 04/01/33	100	121,575
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30	75	92,852

		832,696

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Principal (000s)	Value
VIRGINIA — 0.03%
Virginia Commonwealth Transportation Board RB BAB
5.35%, 05/15/35(SAP)	$50	$61,048

		61,048
WASHINGTON — 0.04%
State of Washington GO BAB
5.14%, 08/01/40	50	64,888

		64,888
WISCONSIN — 0.03%
State of Wisconsin RB
Series A
5.70%, 05/01/26(AGM)	45	53,998

		53,998

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $7,761,462)		8,018,841

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 34.73%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.84%
Federal Home Loan Banks
5.50%, 07/15/36[e]	150	206,755
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	1,746	2,544,324
6.75%, 03/15/31[e]	100	149,569
Federal National Mortgage Association
6.25%, 05/15/29	200	282,215
Tennessee Valley Authority
3.50%, 12/15/42[e]	50	50,548

		3,233,411
U.S. GOVERNMENT OBLIGATIONS — 32.89%
U.S. Treasury Note/Bond
2.50%, 02/15/45	1,475	1,435,101
2.50%, 02/15/46[e]	2,650	2,576,224
2.75%, 11/15/42	674	695,453
2.88%, 08/15/45	3,375	3,544,425
3.00%, 11/15/44	9,775	10,529,239
3.00%, 05/15/45	1,375	1,480,490
3.00%, 11/15/45[e]	2,050	2,206,743
3.13%, 11/15/41	1,050	1,166,613
3.13%, 02/15/42[e]	960	1,066,195
3.13%, 08/15/44	3,050	3,366,316
3.38%, 05/15/44	350	404,957

Security	Principal or Shares (000s)	Value
3.75%, 08/15/41[e]	$74	$91,047
3.88%, 08/15/40	1,700	2,130,610
4.25%, 11/15/40	2,750	3,639,323
4.38%, 11/15/39	6,445	8,665,496
4.38%, 05/15/40	895	1,204,446
4.38%, 05/15/41	1,130	1,524,246
4.75%, 02/15/37	577	814,268
4.75%, 02/15/41[e]	3,300	4,682,766
5.25%, 11/15/28	950	1,292,276
5.25%, 02/15/29[e]	1,000	1,365,380
5.38%, 02/15/31[e]	150	213,638
6.13%, 11/15/27	600	859,182
6.25%, 05/15/30[e]	525	795,564
6.38%, 08/15/27	100	145,120
6.63%, 02/15/27[e]	1,400	2,047,388

		57,942,506

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $59,787,500)		61,175,917

SHORT-TERM INVESTMENTS — 8.84%

MONEY MARKET FUNDS — 8.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[f,g,h]	12,211	12,210,502
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[f,g,h]	1,332	1,331,639
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[f,g]	2,035	2,035,303

		15,577,444

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

May 31, 2016

Security	Value
TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,577,444)	$15,577,444

TOTAL INVESTMENTS IN SECURITIES — 106.94%
(Cost: $188,287,901)[i]	188,370,340
Other Assets, Less Liabilities — (6.94)%	(12,230,220)

NET ASSETS — 100.00%	$176,140,120

BAB — Build America Bond

COP — Certificates of Participation

GO — General Obligation

GOL — General Obligation Limited

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

VRN — Variable Rate Note

Insured by:

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	All or a portion of this security represents a security on loan.
[f]	Affiliated issuer.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $188,345,117. Net unrealized appreciation was $25,223, of which $4,024,693 represented gross unrealized appreciation on securities and $3,999,470 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$90,795,498	$—	$90,795,498
Foreign government obligations	—	12,802,640	—	12,802,640
Municipal debt obligations	—	8,018,841	—	8,018,841
U.S. government & agency obligations	—	61,175,917	—	61,175,917
Money market funds	15,577,444	—	—	15,577,444

Total	$15,577,444	$172,792,896	$—	$188,370,340

109

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.09%

MORTGAGE-BACKED SECURITIES — 1.09%
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4
5.63%, 04/10/49[a]	$9,408	$9,480,659
CD Commercial Mortgage Trust Series 2007-CD4, Class A4
5.32%, 12/11/49	13,764	13,935,277
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46	10,000	11,062,696
Series 2014-GC25, Class AAB
3.37%, 10/10/47	10,000	10,498,196
Series 2014-GC25, Class AS
4.02%, 10/10/47	5,209	5,587,256
Series 2015-GC27, Class AAB
2.94%, 02/10/48	11,256	11,526,680
Series 2016-GC37, Class A4
3.31%, 04/10/49	5,000	5,200,061
COMM Mortgage Trust
Series 2013-CR8, Class A2
2.37%, 06/10/46	7,500	7,582,956
Series 2013-CR11, Class A4
4.26%, 10/10/46	13,802	15,416,875
Series 2013-CR12, Class A4
4.05%, 10/10/46	6,000	6,614,559
Series 2014-CR16, Class A4
4.05%, 04/10/47	2,800	3,076,452
Series 2014-CR18, Class AM
4.10%, 07/15/47	10,000	10,774,430
Series 2014-UBS2, Class A5
3.96%, 03/10/47	9,700	10,519,522
Series 2014-UBS3, Class A4
3.82%, 06/10/47	12,887	13,863,833
Series 2015-CR24, Class A5
3.70%, 08/10/55	16,990	18,172,162
Series 2015-DC1, Class A5
3.35%, 02/10/48	2,750	2,864,337
Series 2015-DC1, Class C
4.35%, 02/10/48[a]	3,000	2,939,209

Security	Principal (000s)	Value
Series 2015-LC21, Class A4
3.71%, 07/10/48	$15,500	$16,601,310
Series 2015-PC1, Class A2
3.15%, 07/10/50	3,000	3,118,945
Series 2015-PC1, Class A5
3.90%, 07/10/50	3,650	3,958,595
Series 2016-CR28, Class A4
3.76%, 02/10/49	8,000	8,604,711
Series 2016-DC2, Class A5
3.77%, 02/10/49	4,000	4,286,709
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4
3.50%, 06/15/57	10,000	10,544,606
GS Mortgage Securities Trust
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	5,171,023
Series 2013-GC16, Class A4
4.27%, 11/10/46	10,000	11,145,030
Series 2014-GC20, Class A3
3.68%, 04/10/47	1,000	1,052,647
Series 2015-GC32, Class A2
3.06%, 07/10/48	2,000	2,076,510
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2
3.05%, 04/15/47	5,700	5,876,724
Series 2014-C22, Class A4
3.80%, 09/15/47(Call 07/15/24)	7,000	7,527,932
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	9,660	10,500,030
Series 2014-C24, Class A2
2.94%, 11/15/47	9,000	9,264,121
Series 2014-C25, Class B
4.35%, 11/15/47 (Call 11/11/24)[a]	3,800	3,968,347
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9, Class A3
2.48%, 12/15/47	5,250	5,286,768
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	8,836	9,095,522
Series 2014-C20, Class A5
3.80%, 07/15/47	9,000	9,668,204

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
ML-CFC Commercial Mortgage Trust Series 2006-4, Class AM
5.20%, 12/12/49	$11,408	$11,524,649
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4
3.10%, 05/15/46	5,000	5,210,455
Series 2014-C19, Class A2
3.10%, 12/15/47	4,000	4,139,332
Series 2015-C22, Class A4
3.31%, 04/15/48	5,000	5,199,450
Series 2015-C23, Class A4
3.72%, 07/15/50	1,850	1,985,222
Series 2015-C24, Class A4
3.73%, 05/15/48	7,275	7,797,895
Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4
5.92%, 06/11/49[a]	8,984	9,275,267
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4
3.53%, 05/10/63	10,115	10,741,274
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5
3.82%, 08/15/50	15,200	16,420,980
Series 2015-C27, Class A5
3.45%, 02/15/48	8,500	8,927,884
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2
3.43%, 06/15/45	5,000	5,294,660
Series 2012-C10, Class A3
2.88%, 12/15/45	15,800	16,226,261
Series 2013-C11, Class A4
3.04%, 03/15/45	11,671	12,062,748

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $390,517,895)		401,668,971

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 25.92%

ADVERTISING — 0.06%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$2,380	$2,431,712
4.00%, 03/15/22	110	114,841
4.20%, 04/15/24	2,400	2,517,265
Omnicom Group Inc.
3.63%, 05/01/22	5,275	5,522,042
3.65%, 11/01/24 (Call 08/01/24)	275	283,745
4.45%, 08/15/20	526	573,027
WPP Finance 2010
3.63%, 09/07/22	1,000	1,034,281
3.75%, 09/19/24	4,775	4,907,179
4.75%, 11/21/21	3,000	3,296,494
5.13%, 09/07/42	15	15,527
5.63%, 11/15/43	20	22,222

		20,718,335
AEROSPACE & DEFENSE — 0.35%
Boeing Capital Corp.
4.70%, 10/27/19	2,346	2,590,440
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	340	338,829
2.20%, 10/30/22 (Call 08/30/22)	155	155,801
2.25%, 06/15/26 (Call 03/15/26)	1,535	1,509,892
2.50%, 03/01/25 (Call 12/01/24)	95	95,986
2.60%, 10/30/25 (Call 07/30/25)	1,145	1,164,267
2.85%, 10/30/24 (Call 07/30/24)	835	868,096
3.30%, 03/01/35 (Call 09/01/34)	645	632,958
3.38%, 06/15/46 (Call 12/15/45)	1,850	1,795,215
3.50%, 03/01/45 (Call 09/01/44)	2,220	2,174,255
4.88%, 02/15/20	4,650	5,188,338
6.00%, 03/15/19	1,700	1,911,773
6.63%, 02/15/38	40	56,186
6.88%, 03/15/39	285	414,129
General Dynamics Corp.
1.00%, 11/15/17	5	4,991
2.25%, 07/15/16	300	300,542
2.25%, 11/15/22 (Call 08/15/22)	2,065	2,083,998
3.60%, 11/15/42 (Call 05/15/42)	15	14,909
3.88%, 07/15/21 (Call 04/15/21)	1,900	2,077,431
Harris Corp.
5.55%, 10/01/21	550	609,718
L-3 Communications Corp.
3.95%, 11/15/16	760	769,014
3.95%, 05/28/24 (Call 02/28/24)	761	768,901
4.75%, 07/15/20	2,232	2,381,318

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.95%, 02/15/21 (Call 11/15/20)	$975	$1,049,047
5.20%, 10/15/19	2,675	2,886,674
Lockheed Martin Corp.
1.85%, 11/23/18	1,915	1,933,713
2.13%, 09/15/16	2,525	2,533,989
2.50%, 11/23/20 (Call 10/23/20)	1,185	1,205,740
2.90%, 03/01/25 (Call 12/01/24)	2,605	2,635,520
3.10%, 01/15/23 (Call 11/15/22)	90	93,267
3.35%, 09/15/21	2,045	2,160,584
3.55%, 01/15/26 (Call 10/15/25)	217	229,698
3.60%, 03/01/35 (Call 09/01/34)	2,543	2,489,966
3.80%, 03/01/45 (Call 09/01/44)	2,175	2,109,796
4.07%, 12/15/42	4,143	4,193,064
4.25%, 11/15/19	150	162,641
4.50%, 05/15/36 (Call 11/15/35)	240	262,409
4.70%, 05/15/46 (Call 11/15/45)	5,890	6,582,491
4.85%, 09/15/41	748	840,115
5.50%, 11/15/39	100	119,851
Series B
6.15%, 09/01/36	35	44,942
Northrop Grumman Corp.
1.75%, 06/01/18	3,337	3,349,633
3.25%, 08/01/23	6,179	6,466,951
3.50%, 03/15/21	2,000	2,118,332
3.85%, 04/15/45 (Call 10/15/44)	1,190	1,176,522
4.75%, 06/01/43	1,230	1,386,814
5.05%, 11/15/40	545	631,346
Northrop Grumman Systems Corp.
7.75%, 02/15/31	115	166,881
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,300	1,325,775
3.13%, 10/15/20	363	382,954
4.20%, 12/15/44 (Call 06/15/44)	510	554,666
4.70%, 12/15/41	650	750,240
6.40%, 12/15/18	5,679	6,380,687
7.20%, 08/15/27	1,765	2,444,610
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	575	592,849
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,854,500
4.80%, 12/15/43 (Call 06/15/43)	225	258,004
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	1,145	1,158,597
United Technologies Corp.
1.78%, 05/04/18[b]	6,300	6,317,960
1.80%, 06/01/17	52	52,269
3.10%, 06/01/22	5,421	5,662,801
4.15%, 05/15/45 (Call 11/16/44)	4,300	4,471,936
4.50%, 04/15/20	2,308	2,540,955

Security	Principal (000s)	Value
4.50%, 06/01/42	$3,842	$4,173,206
5.38%, 12/15/17	16	17,021
5.40%, 05/01/35	25	29,777
5.70%, 04/15/40	3,645	4,601,494
6.05%, 06/01/36	55	70,372
6.13%, 02/01/19	2,722	3,042,453
6.13%, 07/15/38	4,737	6,217,387
6.70%, 08/01/28	400	532,288
7.50%, 09/15/29	50	71,340

		128,241,114
AGRICULTURE — 0.28%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	2,500	2,570,234
2.95%, 05/02/23	100	102,749
4.00%, 01/31/24	6,090	6,672,401
4.25%, 08/09/42	530	550,863
4.50%, 05/02/43	3,555	3,830,530
4.75%, 05/05/21	5,933	6,664,912
5.38%, 01/31/44	4,410	5,388,732
9.95%, 11/10/38	105	186,086
10.20%, 02/06/39	221	398,126
Archer-Daniels-Midland Co.
4.02%, 04/16/43	56	57,115
4.48%, 03/01/21	3,250	3,611,501
4.54%, 03/26/42	248	271,099
5.77%, 03/01/41[b]	600	750,517
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	20	20,250
3.50%, 11/24/20 (Call 10/24/20)	2,685	2,766,628
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	3,250	3,388,782
Philip Morris International Inc.
1.13%, 08/21/17	36	35,999
1.25%, 08/11/17	355	355,725
1.25%, 11/09/17	727	727,753
1.38%, 02/25/19	635	634,964
1.88%, 01/15/19	200	202,556
2.13%, 05/10/23 (Call 03/10/23)	670	658,377
2.50%, 08/22/22	3,000	3,020,437
2.63%, 03/06/23	200	202,985
2.75%, 02/25/26 (Call 11/25/25)	3,001	3,019,864
2.90%, 11/15/21	150	155,437
3.25%, 11/10/24	4,403	4,617,103
3.38%, 08/11/25 (Call 05/11/25)	1,000	1,058,666

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.60%, 11/15/23	$1,555	$1,677,878
3.88%, 08/21/42	76	74,636
4.13%, 05/17/21	2,500	2,752,026
4.13%, 03/04/43	1,090	1,112,992
4.25%, 11/10/44	4,035	4,222,487
4.38%, 11/15/41	3,383	3,559,001
4.50%, 03/20/42	1,805	1,944,574
4.88%, 11/15/43	85	96,315
5.65%, 05/16/18	4,409	4,780,693
6.38%, 05/16/38	2,183	2,899,074
Reynolds American Inc.
2.30%, 08/21/17	3,224	3,254,028
2.30%, 06/12/18	435	441,172
3.25%, 06/12/20	6,184	6,442,511
4.00%, 06/12/22	1,415	1,517,440
4.45%, 06/12/25 (Call 03/12/25)	850	932,537
4.85%, 09/15/23	25	27,947
5.70%, 08/15/35 (Call 02/15/35)	750	884,417
5.85%, 08/15/45 (Call 02/15/45)	8,244	10,079,723
6.15%, 09/15/43	80	98,644
6.88%, 05/01/20	2,098	2,458,809
7.25%, 06/15/37	750	981,466

		102,158,761
AIRLINES — 0.10%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	731	779,882
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,731	2,914,820
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	320	326,880
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	8,821	8,853,682
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	35	39,033

Security	Principal (000s)	Value
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	$845	$890,648
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25	2,131	2,226,748
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	87	90,588
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	507	533,731
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	2,490	2,629,567
Delta Air Lines Inc. 2015-1 Pass Through Trust Class AA
3.63%, 01/30/29	2,352	2,475,968
Hawaiian Airlines 2013-1 Pass Through Certificates Class A
3.90%, 01/15/26	144	141,733
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	4,695	4,779,876
2.75%, 11/06/19 (Call 10/06/19)	950	972,123
U.S. Airways 2012-2 Pass Through Trust Class A
4.63%, 12/03/26	746	800,336
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27	1,414	1,470,657
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	1,778	1,826,611

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	$5,000	$5,118,750

		36,871,633
APPAREL — 0.03%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	3,425	3,460,136
3.63%, 05/01/43 (Call 11/01/42)	15	15,100
3.88%, 11/01/45 (Call 05/01/45)	1,785	1,877,462
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	600	608,519
2.63%, 08/18/20 (Call 07/18/20)	2,225	2,278,847
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	1,780	1,900,323
6.45%, 11/01/37	65	86,234

		10,226,621
AUTO MANUFACTURERS — 0.42%
American Honda Finance Corp.
1.20%, 07/14/17	2,525	2,524,235
1.50%, 03/13/18	300	301,174
1.55%, 12/11/17	1,196	1,201,827
1.60%, 07/13/18	1,005	1,010,703
1.70%, 02/22/19	1,395	1,404,017
2.13%, 10/10/18	1,130	1,148,746
2.15%, 03/13/20	2,000	2,028,310
2.25%, 08/15/19	2,550	2,605,832
2.45%, 09/24/20	1,000	1,024,282
Daimler Finance North America LLC
8.50%, 01/18/31	2,210	3,488,853
Ford Holdings LLC
9.30%, 03/01/30	1,700	2,371,275
Ford Motor Co.
4.75%, 01/15/43	2,730	2,777,331
6.38%, 02/01/29	1,250	1,517,013
6.63%, 10/01/28	640	789,246
7.40%, 11/01/46	1,300	1,750,512
7.45%, 07/16/31	1,600	2,106,497
Ford Motor Credit Co. LLC
2.55%, 10/05/18	1,800	1,819,399
3.16%, 08/04/20	1,000	1,022,625
3.20%, 01/15/21	2,200	2,243,445
3.22%, 01/09/22	2,950	2,984,373

Security	Principal (000s)	Value
3.34%, 03/18/21	$3,330	$3,410,823
4.13%, 08/04/25	2,700	2,836,605
4.39%, 01/08/26	2,000	2,138,084
General Motors Co.
3.50%, 10/02/18	2,000	2,052,078
4.00%, 04/01/25	550	550,607
4.88%, 10/02/23	1,194	1,257,120
5.00%, 04/01/35	510	498,668
5.20%, 04/01/45	5,450	5,279,064
6.25%, 10/02/43	1,373	1,520,608
6.60%, 04/01/36 (Call 10/01/35)	2,118	2,410,361
6.75%, 04/01/46 (Call 10/01/45)	1,000	1,170,044
General Motors Financial Co. Inc.
3.10%, 01/15/19	1,120	1,138,449
3.15%, 01/15/20 (Call 12/15/19)	4,343	4,387,809
3.20%, 07/13/20 (Call 06/13/20)	6,010	6,068,690
3.25%, 05/15/18	150	152,775
3.45%, 04/10/22 (Call 02/10/22)	2,980	2,950,075
3.70%, 11/24/20 (Call 10/24/20)	7,380	7,594,096
4.00%, 01/15/25 (Call 10/15/24)	6,450	6,433,713
4.20%, 03/01/21 (Call 02/01/21)	2,700	2,820,740
4.30%, 07/13/25 (Call 04/13/25)	5,705	5,753,405
4.38%, 09/25/21	1,350	1,417,407
4.75%, 08/15/17	5,000	5,170,309
5.25%, 03/01/26 (Call 12/01/25)	1,905	2,039,595
6.75%, 06/01/18	400	432,743
PACCAR Financial Corp.
1.10%, 06/06/17	1,500	1,499,592
1.30%, 05/10/19	515	512,385
1.40%, 11/17/17	200	200,644
1.40%, 05/18/18	1,050	1,049,451
1.45%, 03/09/18	2,525	2,528,200
1.65%, 02/25/19	765	766,484
2.25%, 02/25/21	1,500	1,502,573
2.50%, 08/14/20	1,000	1,019,586
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,827	1,826,336
1.38%, 01/10/18	1,500	1,503,042
1.40%, 05/20/19	2,000	1,999,596
1.45%, 01/12/18	1,699	1,704,487
1.55%, 07/13/18	2,285	2,294,636
1.70%, 02/19/19	4,000	4,025,776
2.00%, 10/24/18	2,820	2,859,266
2.10%, 01/17/19	1,321	1,342,814

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.13%, 07/18/19	$2,620	$2,665,284
2.15%, 03/12/20	8,490	8,613,656
2.63%, 01/10/23	2,100	2,143,608
3.30%, 01/12/22	2,565	2,724,380
3.40%, 09/15/21	1,420	1,514,132
4.25%, 01/11/21	2,750	3,021,226
Series B
4.50%, 06/17/20	150	165,113

		153,085,830
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	750	730,696
4.63%, 09/15/20	1,650	1,780,449
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	950	973,056
4.25%, 01/15/26 (Call 10/15/25)	815	864,500
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	2,239	2,359,818
5.00%, 02/15/23 (Call 02/15/18)	300	317,250
Johnson Controls Inc.
2.60%, 12/01/16	1,120	1,128,233
3.75%, 12/01/21 (Call 09/01/21)	1,010	1,050,995
4.25%, 03/01/21	3,150	3,342,879
4.95%, 07/02/64 (Call 01/02/64)	1,149	1,072,504
5.00%, 03/30/20	1,375	1,488,716
5.25%, 12/01/41 (Call 06/01/41)	15	15,784
5.70%, 03/01/41	615	686,418
6.00%, 01/15/36	165	190,305
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	540	556,306
4.15%, 10/01/25 (Call 07/01/25)	1,500	1,601,244

		18,159,153
BANKS — 5.96%
Abbey National Treasury Services PLC/United Kingdom
1.65%, 09/29/17	150	150,044
2.00%, 08/24/18	2,785	2,795,452
2.35%, 09/10/19	1,000	1,008,588
2.38%, 03/16/20	3,761	3,769,588
2.50%, 03/14/19	2,750	2,788,766
3.05%, 08/23/18	750	770,751
4.00%, 03/13/24	3,150	3,395,583

Security	Principal (000s)	Value
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	$3,485	$3,504,399
Australia & New Zealand Banking Group Ltd./New York NY
1.50%, 01/16/18	4,000	3,998,251
2.25%, 06/13/19	1,810	1,829,815
2.70%, 11/16/20	2,000	2,042,980
3.70%, 11/16/25	1,000	1,075,662
Bank of America Corp.
1.70%, 08/25/17	34,018	34,047,899
2.00%, 01/11/18	2,912	2,921,323
2.60%, 01/15/19	1,575	1,599,130
2.63%, 10/19/20	2,604	2,621,574
2.63%, 04/19/21	1,745	1,750,047
2.65%, 04/01/19	2,410	2,449,108
3.30%, 01/11/23	9,225	9,342,897
3.50%, 04/19/26	3,655	3,699,340
3.88%, 08/01/25	12,700	13,237,925
4.00%, 04/01/24	2,232	2,336,724
4.00%, 01/22/25	1,900	1,892,443
4.10%, 07/24/23	850	899,367
4.13%, 01/22/24	6,820	7,190,247
4.20%, 08/26/24	11,285	11,453,781
4.25%, 10/22/26	3,805	3,841,695
4.45%, 03/03/26	705	725,526
4.88%, 04/01/44	3,875	4,237,291
5.00%, 05/13/21	2,700	2,975,201
5.00%, 01/21/44	5,095	5,636,871
5.63%, 07/01/20	8,790	9,802,286
5.65%, 05/01/18	1,805	1,928,352
5.70%, 01/24/22	5,630	6,426,180
5.75%, 12/01/17	21,990	23,250,618
5.88%, 01/05/21	690	784,642
5.88%, 02/07/42	2,635	3,250,037
6.40%, 08/28/17	600	633,894
6.50%, 08/01/16	5,550	5,598,712
6.50%, 07/15/18	400	436,533
6.75%, 06/01/28	50	60,946
6.88%, 04/25/18	7,328	7,991,005
6.88%, 11/15/18	500	556,117
7.63%, 06/01/19	600	692,165
7.75%, 05/14/38	800	1,086,464
Series L
1.95%, 05/12/18	2,900	2,904,016

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.25%, 04/21/20	$880	$876,047
3.95%, 04/21/25	3,055	3,035,783
4.75%, 04/21/45	20	20,044
Bank of America N.A.
1.65%, 03/26/18	1,000	1,000,045
1.75%, 06/05/18	1,000	1,001,042
2.05%, 12/07/18	600	603,718
6.00%, 10/15/36	11,601	14,375,288
Bank of Montreal
1.30%, 07/15/16	3,300	3,302,053
1.30%, 07/14/17 (Call 06/14/17)	2,000	1,998,287
1.45%, 04/09/18 (Call 03/09/18)	3,547	3,542,001
1.80%, 07/31/18	1,000	1,004,080
2.38%, 01/25/19 (Call 12/25/18)	3,466	3,523,894
2.50%, 01/11/17	2,800	2,822,904
2.55%, 11/06/22 (Call 10/06/22)	1,075	1,083,727
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	2,575	2,607,826
2.10%, 01/15/19 (Call 12/15/18)	2,900	2,936,152
2.20%, 03/04/19 (Call 02/02/19)	1,350	1,370,124
2.20%, 05/15/19 (Call 04/15/19)	2,750	2,790,179
2.30%, 07/28/16	1,250	1,253,159
2.30%, 09/11/19 (Call 08/11/19)	4,868	4,949,748
2.40%, 01/17/17 (Call 12/18/16)	2,000	2,016,414
2.45%, 11/27/20 (Call 10/27/20)	1,790	1,822,961
2.50%, 04/15/21 (Call 03/15/21)	1,500	1,527,060
2.60%, 08/17/20 (Call 07/17/20)	1,985	2,035,021
3.00%, 02/24/25 (Call 01/24/25)	830	853,314
3.25%, 09/11/24 (Call 08/11/24)	600	629,312
3.40%, 05/15/24 (Call 04/15/24)	4,050	4,298,765
3.55%, 09/23/21 (Call 08/23/21)	3,770	4,004,413
3.65%, 02/04/24 (Call 01/05/24)	2,200	2,368,547
3.95%, 11/18/25 (Call 10/18/25)	25	27,500
4.15%, 02/01/21	350	381,544
4.60%, 01/15/20	2,595	2,839,915
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,500	1,517,845
Bank of Nova Scotia (The)
1.30%, 07/21/17	4,500	4,496,077
1.38%, 12/18/17 (Call 11/18/17)	3,485	3,482,228
1.45%, 04/25/18	2,215	2,210,982
1.70%, 06/11/18 (Call 05/11/18)	925	927,349
1.85%, 04/14/20	25	25,084
1.95%, 01/15/19	1,500	1,508,531

Security	Principal (000s)	Value
2.05%, 10/30/18	$670	$675,884
2.05%, 06/05/19	4,965	5,000,209
2.35%, 10/21/20	5,100	5,146,444
2.45%, 03/22/21	3,500	3,541,055
2.80%, 07/21/21	1,400	1,441,872
4.38%, 01/13/21	1,000	1,094,445
4.50%, 12/16/25	1,425	1,461,179
Bank One Corp.
7.63%, 10/15/26	925	1,204,167
7.75%, 07/15/25	493	631,610
8.00%, 04/29/27	600	805,143
Barclays Bank PLC
5.14%, 10/14/20	3,610	3,883,977
Barclays PLC
2.75%, 11/08/19	5,123	5,126,799
2.88%, 06/08/20	8,500	8,472,364
3.25%, 01/12/21	4,000	4,040,760
3.65%, 03/16/25	4,668	4,536,065
4.38%, 01/12/26	4,135	4,222,970
5.20%, 05/12/26	1,500	1,540,468
5.25%, 08/17/45	2,640	2,788,615
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	302	302,845
2.05%, 05/10/21 (Call 04/09/21)	5,000	4,990,328
2.25%, 02/01/19 (Call 01/02/19)	1,003	1,020,038
2.45%, 01/15/20 (Call 12/15/19)	1,566	1,591,499
2.63%, 06/29/20 (Call 05/29/20)	1,075	1,096,877
3.95%, 03/22/22 (Call 02/22/22)	1,650	1,748,691
5.25%, 11/01/19	1,200	1,317,028
6.85%, 04/30/19	1,974	2,260,144
BNP Paribas SA
2.38%, 09/14/17	800	808,087
2.38%, 05/21/20	1,530	1,542,377
2.40%, 12/12/18	1,250	1,269,183
2.45%, 03/17/19	3,500	3,554,309
2.70%, 08/20/18	3,000	3,063,248
3.25%, 03/03/23	2,150	2,220,575
4.25%, 10/15/24	1,500	1,538,812
5.00%, 01/15/21	3,940	4,392,623
BPCE SA
2.25%, 01/27/20	5,000	5,032,999
2.50%, 12/10/18	2,000	2,030,582
2.50%, 07/15/19	3,800	3,865,639
2.65%, 02/03/21	1,750	1,779,971
4.00%, 04/15/24	1,095	1,179,647

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	$2,250	$2,252,026
1.45%, 05/10/19 (Call 04/10/19)	5,590	5,569,667
2.30%, 10/15/18 (Call 09/15/18)	1,200	1,221,599
3.63%, 09/16/25 (Call 08/16/25)	925	964,798
3.80%, 10/30/26 (Call 09/30/26)	1,000	1,062,883
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	500	499,791
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	911	915,272
3.20%, 02/05/25 (Call 01/05/25)	731	720,911
3.50%, 06/15/23	50	50,829
3.75%, 04/24/24 (Call 03/24/24)	1,020	1,048,937
4.20%, 10/29/25 (Call 09/29/25)	5,691	5,785,728
4.75%, 07/15/21	3,950	4,312,834
6.15%, 09/01/16	5,942	6,015,223
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	750	743,669
1.65%, 02/05/18 (Call 01/05/18)	500	497,310
2.35%, 08/17/18 (Call 07/17/18)	630	633,557
2.40%, 09/05/19 (Call 08/05/19)	2,704	2,714,125
2.95%, 07/23/21 (Call 06/23/21)	3,250	3,286,432
Citigroup Inc.
1.55%, 08/14/17	5,000	4,992,430
1.70%, 04/27/18	12	11,976
1.75%, 05/01/18	5,100	5,093,562
1.80%, 02/05/18	5,905	5,911,072
1.85%, 11/24/17	2,075	2,081,436
2.05%, 12/07/18	5,250	5,265,779
2.15%, 07/30/18	1,300	1,308,028
2.40%, 02/18/20	4,030	4,051,172
2.50%, 07/29/19	3,350	3,393,099
2.55%, 04/08/19	7,335	7,446,858
2.65%, 10/26/20	2,000	2,013,966
2.70%, 03/30/21	2,550	2,568,240
3.30%, 04/27/25	2,250	2,257,822
3.38%, 03/01/23	720	736,610
3.40%, 05/01/26	2,000	2,009,274
3.50%, 05/15/23	1,650	1,651,552
3.70%, 01/12/26	4,005	4,131,128
3.75%, 06/16/24	3,000	3,119,501
3.88%, 10/25/23	2,350	2,472,023
3.88%, 03/26/25	1,664	1,644,399

Security	Principal (000s)	Value
3.95%, 06/15/16	$1,775	$1,776,871
4.00%, 08/05/24	2,000	2,037,045
4.05%, 07/30/22	950	986,117
4.30%, 11/20/26	1,000	1,013,940
4.40%, 06/10/25	2,120	2,170,052
4.45%, 09/29/27	5,172	5,224,769
4.50%, 01/14/22	6,500	7,063,191
4.60%, 03/09/26	1,050	1,088,055
4.65%, 07/30/45	2,316	2,455,608
4.75%, 05/18/46	1,400	1,370,257
4.95%, 11/07/43	5,565	6,110,287
5.30%, 05/06/44	4,505	4,682,368
5.50%, 09/13/25	3,150	3,473,513
5.88%, 02/22/33	200	218,808
5.88%, 01/30/42	1,463	1,770,893
6.13%, 11/21/17	7,050	7,486,002
6.13%, 08/25/36	900	1,043,522
6.63%, 01/15/28	25	31,358
6.63%, 06/15/32	265	319,142
6.68%, 09/13/43	655	802,042
8.13%, 07/15/39	9,806	14,720,821
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	500	501,199
2.50%, 03/14/19 (Call 02/14/19)	665	670,605
2.55%, 05/13/21 (Call 04/13/21)	445	443,738
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	300	308,570
4.35%, 08/01/25 (Call 07/01/25)	5,425	5,595,637
Comerica Bank
2.50%, 06/02/20	1,500	1,493,694
5.20%, 08/22/17	500	520,013
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	1,763	1,752,811
3.80%, 07/22/26	1,800	1,779,853
Commonwealth Bank of Australia/ New York NY
1.40%, 09/08/17	500	499,828
1.75%, 11/02/18	2,165	2,170,256
1.90%, 09/18/17	5,750	5,784,785
2.05%, 03/15/19	400	403,500
2.25%, 03/13/19	5,750	5,831,323
2.30%, 09/06/19	2,000	2,028,548
2.30%, 03/12/20	2,000	2,024,540
2.40%, 11/02/20	2,450	2,482,786

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.50%, 09/20/18	$2,250	$2,294,191
2.55%, 03/15/21	2,370	2,414,911
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	5,095	5,066,499
3.88%, 04/10/25 (Call 03/10/25)	1,750	1,642,120
Cooperatieve Rabobank UA
3.38%, 01/19/17	5,325	5,404,343
3.88%, 02/08/22	5,335	5,726,908
3.95%, 11/09/22	2,250	2,312,941
4.38%, 08/04/25	1,490	1,545,890
4.50%, 01/11/21	3,250	3,560,857
4.63%, 12/01/23	2,750	2,908,913
5.25%, 05/24/41	2,990	3,611,351
5.25%, 08/04/45	2,800	3,121,643
5.75%, 12/01/43	4,300	5,040,548
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	250	250,542
2.25%, 01/14/19	1,500	1,519,997
2.25%, 01/14/20	250	252,333
2.50%, 01/19/21	3,430	3,467,288
3.38%, 05/21/25	1,500	1,548,194
Credit Suisse AG/New York NY
1.70%, 04/27/18	880	879,551
1.75%, 01/29/18	9,164	9,174,838
2.30%, 05/28/19	1,735	1,748,684
3.00%, 10/29/21	6,660	6,756,071
3.63%, 09/09/24	3,250	3,358,075
5.30%, 08/13/19	300	328,800
5.40%, 01/14/20	3,215	3,453,517
6.00%, 02/15/18	5,076	5,368,247
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	2,500	2,472,088
3.13%, 12/10/20[c]	5,500	5,468,668
3.45%, 04/16/21[c]	1,370	1,379,072
3.75%, 03/26/25	3,320	3,226,322
3.80%, 09/15/22	2,550	2,566,749
4.55%, 04/17/26[c]	5,000	5,138,277
4.88%, 05/15/45	2,800	2,782,460
Deutsche Bank AG
2.85%, 05/10/19	3,000	2,997,712
2.95%, 08/20/20	4,200	4,165,083
3.13%, 01/13/21	2,490	2,464,975
3.38%, 05/12/21	3,000	2,981,538
4.10%, 01/13/26	995	984,483

Security	Principal (000s)	Value
Deutsche Bank AG/London
1.88%, 02/13/18	$3,645	$3,611,638
2.50%, 02/13/19	2,486	2,473,284
3.70%, 05/30/24	3,645	3,586,846
6.00%, 09/01/17	5,755	6,028,280
Discover Bank/Greenwood DE
2.00%, 02/21/18	2,250	2,245,919
2.60%, 11/13/18 (Call 10/12/18)	665	669,918
3.10%, 06/04/20 (Call 05/04/20)	805	816,586
4.20%, 08/08/23	5,000	5,235,222
7.00%, 04/15/20	250	283,730
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	2,739	2,751,195
2.88%, 07/27/20 (Call 06/27/20)	2,636	2,688,262
3.50%, 03/15/22 (Call 02/15/22)	2,400	2,505,868
4.30%, 01/16/24 (Call 12/16/23)	63	66,595
8.25%, 03/01/38	1,070	1,539,569
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	1,650	1,647,112
2.15%, 08/20/18 (Call 07/20/18)	590	594,961
2.30%, 03/15/19 (Call 02/15/19)	1,570	1,587,433
2.38%, 04/25/19 (Call 03/25/19)	750	759,582
2.88%, 10/01/21 (Call 09/01/21)	3,125	3,200,692
3.85%, 03/15/26 (Call 02/15/26)	2,000	2,054,736
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	1,880	1,871,670
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,500	1,496,195
FirstMerit Bank N.A./Akron OH
4.27%, 11/25/26	1,000	1,015,688
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	11,960	12,086,727
2.55%, 10/23/19	9,720	9,850,682
2.60%, 04/23/20 (Call 03/23/20)	6,420	6,482,544
2.63%, 01/31/19	7,925	8,065,803
2.63%, 04/25/21 (Call 03/25/21)	255	255,731
2.75%, 09/15/20 (Call 08/15/20)	6,135	6,217,574
2.88%, 02/25/21 (Call 01/25/21)	1,195	1,212,372
2.90%, 07/19/18	3,340	3,414,606
3.50%, 01/23/25 (Call 10/23/24)	1,850	1,865,502
3.63%, 01/22/23	5,370	5,559,311
3.75%, 05/22/25 (Call 02/22/25)	2,725	2,803,927
3.75%, 02/25/26 (Call 11/25/25)	2,630	2,711,718
3.85%, 07/08/24 (Call 04/08/24)	8,538	8,839,951

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.00%, 03/03/24	$3,931	$4,135,809
4.25%, 10/21/25	5,988	6,073,782
4.75%, 10/21/45 (Call 04/21/45)	1,675	1,782,905
4.80%, 07/08/44 (Call 01/08/44)	4,396	4,649,344
5.15%, 05/22/45	300	305,196
5.25%, 07/27/21	2,462	2,756,979
5.38%, 03/15/20	7,575	8,362,716
5.75%, 01/24/22	4,918	5,639,961
5.95%, 01/18/18	3,915	4,175,014
5.95%, 01/15/27	5,390	6,100,151
6.00%, 06/15/20	6,098	6,910,183
6.13%, 02/15/33	3,532	4,315,438
6.15%, 04/01/18	8,465	9,119,974
6.25%, 09/01/17	1,100	1,160,522
6.25%, 02/01/41	5,034	6,350,752
6.45%, 05/01/36	1,450	1,695,848
6.75%, 10/01/37	11,873	14,251,987
7.50%, 02/15/19	2,113	2,406,869
HSBC Bank USA N.A.
7.00%, 01/15/39	1,250	1,579,220
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	4,000	4,302,105
5.88%, 11/01/34	3,000	3,560,416
HSBC Holdings PLC
3.40%, 03/08/21	1,905	1,950,394
3.60%, 05/25/23	3,500	3,537,161
3.90%, 05/25/26	2,500	2,534,212
4.00%, 03/30/22	8,024	8,401,298
4.25%, 03/14/24	11,200	11,284,810
4.25%, 08/18/25	3,300	3,298,708
4.30%, 03/08/26	2,415	2,521,798
5.10%, 04/05/21	6,674	7,329,318
5.25%, 03/14/44	1,150	1,195,367
6.10%, 01/14/42	3,375	4,302,891
6.50%, 05/02/36	2,000	2,365,523
6.50%, 09/15/37	5,500	6,503,938
6.80%, 06/01/38	2,000	2,450,864
7.63%, 05/17/32	675	848,015
HSBC USA Inc.
1.30%, 06/23/17	1,000	998,665
1.63%, 01/16/18	2,500	2,493,922
1.70%, 03/05/18	2,000	1,995,598
2.00%, 08/07/18	400	401,043
2.25%, 06/23/19	2,100	2,101,412

Security	Principal (000s)	Value
2.35%, 03/05/20	$5,460	$5,438,201
2.38%, 11/13/19	1,820	1,825,879
2.63%, 09/24/18	400	405,374
2.75%, 08/07/20	7,605	7,661,435
3.50%, 06/23/24	8,500	8,628,704
5.00%, 09/27/20	3,030	3,246,966
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	1,770	1,811,919
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	3,250	3,251,200
2.00%, 06/30/18	1,000	1,004,529
2.20%, 11/06/18 (Call 10/06/18)	1,000	1,008,532
2.20%, 04/01/19 (Call 03/01/19)	4,500	4,530,329
2.40%, 04/01/20 (Call 03/01/20)	750	753,716
2.88%, 08/20/20 (Call 07/20/20)	1,000	1,020,120
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	7,000	7,234,442
Intesa Sanpaolo SpA
3.88%, 01/16/18	3,300	3,374,023
3.88%, 01/15/19	6,500	6,707,459
5.25%, 01/12/24	1,277	1,383,928
Itau CorpBanca
3.88%, 09/22/19[c]	400	415,040
JPMorgan Chase & Co.
1.63%, 05/15/18	1,400	1,398,601
1.80%, 01/25/18	3,600	3,611,826
1.85%, 03/22/19 (Call 02/22/19)	2,900	2,903,295
2.00%, 08/15/17	2,950	2,971,874
2.20%, 10/22/19	6,594	6,641,964
2.25%, 01/23/20 (Call 12/23/19)	5,990	6,014,234
2.35%, 01/28/19	3,510	3,561,964
2.55%, 10/29/20 (Call 09/29/20)	3,000	3,033,038
2.55%, 03/01/21 (Call 02/01/21)	4,000	4,027,838
2.70%, 05/18/23 (Call 03/18/23)	2,550	2,537,522
2.75%, 06/23/20 (Call 05/23/20)	7,650	7,791,471
3.13%, 01/23/25 (Call 10/23/24)	3,150	3,159,378
3.15%, 07/05/16	3,800	3,807,881
3.20%, 01/25/23	3,490	3,577,405
3.25%, 09/23/22	7,036	7,204,983
3.30%, 04/01/26 (Call 01/01/26)	7,500	7,602,001
3.38%, 05/01/23	1,200	1,201,487
3.63%, 05/13/24	5,250	5,467,481
3.88%, 02/01/24	5,250	5,568,118

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.88%, 09/10/24	$5,300	$5,401,582
3.90%, 07/15/25 (Call 04/15/25)	2,024	2,144,816
4.13%, 12/15/26	1,155	1,193,987
4.25%, 10/15/20	6,745	7,250,753
4.25%, 10/01/27	6,021	6,237,748
4.35%, 08/15/21	3,820	4,147,009
4.50%, 01/24/22	12,360	13,516,815
4.63%, 05/10/21	1,029	1,128,470
4.85%, 02/01/44	7,700	8,879,976
4.95%, 03/25/20	1,000	1,096,986
4.95%, 06/01/45	3,500	3,703,426
5.40%, 01/06/42	1,520	1,821,663
5.50%, 10/15/40	2,487	2,983,274
5.60%, 07/15/41	2,090	2,546,666
5.63%, 08/16/43	5,215	5,954,799
6.00%, 01/15/18	720	769,350
6.13%, 06/27/17	1,500	1,572,227
6.30%, 04/23/19	17,804	19,947,777
6.40%, 05/15/38	1,360	1,801,471
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	4,450	4,699,442
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	750	749,663
2.35%, 03/08/19	2,500	2,524,980
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	8,850	8,918,068
2.90%, 09/15/20	945	962,917
5.10%, 03/24/21	1,850	2,052,514
KfW
0.00%, 04/18/36	4,000	2,232,282
0.88%, 09/05/17	15,500	15,494,552
0.88%, 12/15/17	5,576	5,566,852
0.88%, 04/19/18	6,514	6,497,302
1.00%, 01/26/18	13	13,005
1.13%, 08/06/18	6,719	6,724,829
1.13%, 11/16/18	5,350	5,351,365
1.50%, 02/06/19	4,700	4,741,396
1.50%, 04/20/20	1,350	1,355,362
1.50%, 06/15/21	5,000	4,981,998
1.63%, 03/15/21	17,500	17,568,471
1.88%, 04/01/19	7,600	7,749,761
1.88%, 06/30/20	2,000	2,035,550
2.00%, 10/04/22	2,750	2,789,787
2.00%, 05/02/25	24,700	24,774,710

Security	Principal (000s)	Value
2.13%, 01/17/23	$12,600	$12,884,163
2.38%, 08/25/21	700	726,395
2.50%, 11/20/24	7,750	8,085,522
2.63%, 01/25/22	6,900	7,249,816
2.75%, 09/08/20	11,403	11,999,330
2.75%, 10/01/20	400	421,050
4.00%, 01/27/20	3,900	4,261,809
4.88%, 06/17/19	6,070	6,726,133
Series G
4.38%, 03/15/18	5,315	5,629,452
Korea Development Bank (The)
1.50%, 01/22/18	7,800	7,777,685
2.50%, 03/11/20	3,000	3,045,362
3.00%, 01/13/26	3,000	3,102,907
3.50%, 08/22/17	3,300	3,378,259
3.75%, 01/22/24	900	976,199
4.63%, 11/16/21	3,500	3,916,811
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	12,350	12,337,786
1.00%, 04/04/18	2,613	2,612,612
1.38%, 10/23/19	400	401,064
1.88%, 09/17/18	500	508,910
2.00%, 01/13/25	2,013	2,020,486
2.38%, 06/10/25	4,000	4,125,641
5.00%, 11/08/16	5,982	6,083,694
Lloyds Bank PLC
2.00%, 08/17/18	2,000	2,005,280
2.05%, 01/22/19	2,750	2,749,483
2.30%, 11/27/18	2,200	2,219,845
2.40%, 03/17/20	12,600	12,685,885
2.70%, 08/17/20	2,600	2,650,778
3.50%, 05/14/25	6,100	6,360,045
4.20%, 03/28/17	2,800	2,867,771
6.38%, 01/21/21	13	15,248
Lloyds Banking Group PLC
4.50%, 11/04/24	1,005	1,020,154
4.65%, 03/24/26	3,465	3,482,575
5.30%, 12/01/45[c]	675	696,985
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	3,750	3,741,707
2.10%, 02/06/20 (Call 01/06/20)	3,750	3,744,500
2.25%, 07/25/19 (Call 06/25/19)	2,500	2,523,929
2.30%, 01/30/19 (Call 12/30/18)	2,000	2,026,264
2.90%, 02/06/25 (Call 01/06/25)	1,000	997,386

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	$5,000	$5,113,313
3.85%, 03/01/26	8,500	9,021,940
Morgan Stanley
1.88%, 01/05/18	32	32,099
2.13%, 04/25/18	1,550	1,560,022
2.20%, 12/07/18	1,405	1,416,102
2.38%, 07/23/19	4,170	4,205,055
2.45%, 02/01/19	2,120	2,147,554
2.50%, 01/24/19	18,963	19,237,005
2.50%, 04/21/21	6,341	6,328,948
2.65%, 01/27/20	3,848	3,896,077
2.80%, 06/16/20	5,255	5,339,274
3.70%, 10/23/24	2,600	2,669,025
3.75%, 02/25/23	3,573	3,727,519
3.88%, 01/27/26	2,610	2,718,989
3.95%, 04/23/27	1,970	1,958,819
4.00%, 07/23/25	2,589	2,717,510
4.10%, 05/22/23	1,340	1,378,120
4.30%, 01/27/45	3,580	3,617,861
4.35%, 09/08/26	4,283	4,388,234
4.88%, 11/01/22	7,276	7,880,549
5.00%, 11/24/25	2,430	2,609,343
5.45%, 01/09/17	4,375	4,488,313
5.50%, 01/26/20	2,200	2,433,721
5.50%, 07/24/20	4,100	4,571,060
5.50%, 07/28/21	1,883	2,129,282
5.63%, 09/23/19	8,900	9,829,873
5.75%, 01/25/21	4,565	5,173,425
5.95%, 12/28/17	1,300	1,383,449
6.25%, 08/28/17	1,075	1,135,124
6.25%, 08/09/26	901	1,095,828
6.38%, 07/24/42	5,984	7,746,922
6.63%, 04/01/18	5,584	6,057,302
7.25%, 04/01/32	1,140	1,533,406
7.30%, 05/13/19	5,465	6,248,880
Series F
3.88%, 04/29/24	19,300	20,156,404
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	7,750	7,889,984
National Australia Bank Ltd./New York
1.88%, 07/23/18	1,000	1,004,145
2.30%, 07/25/18	3,500	3,551,765
2.63%, 07/23/20	3,500	3,575,140

Security	Principal (000s)	Value
2.63%, 01/14/21	$1,350	$1,377,364
3.00%, 01/20/23	1,600	1,630,471
3.38%, 01/14/26	610	637,579
National Bank of Canada
2.10%, 12/14/18	4,000	4,017,032
Northern Trust Corp.
2.38%, 08/02/22	1,700	1,701,304
3.38%, 08/23/21	2,149	2,277,231
3.45%, 11/04/20	250	265,480
3.95%, 10/30/25	2,350	2,545,017
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	5,700	5,703,015
1.38%, 02/10/20	10,600	10,581,213
1.50%, 10/21/20	1,720	1,714,216
2.38%, 10/01/21	3,350	3,464,749
PNC Bank N.A.
1.50%, 10/18/17 (Call 09/18/17)[d]	1,000	1,002,859
1.80%, 11/05/18 (Call 10/06/18)[d]	10,000	10,058,098
2.15%, 04/29/21 (Call 03/30/21)[d]	2,500	2,504,419
2.20%, 01/28/19 (Call 12/29/18)[d]	3,050	3,096,260
2.25%, 07/02/19 (Call 06/02/19)[d]	250	253,811
2.30%, 06/01/20 (Call 05/02/20)[d]	750	758,410
2.70%, 11/01/22 (Call 10/01/22)[d]	3,235	3,223,373
3.80%, 07/25/23 (Call 06/25/23)[d]	5,750	6,065,474
4.20%, 11/01/25 (Call 10/02/25)[d]	500	553,498
6.00%, 12/07/17[d]	1,750	1,864,181
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[d]	5,500	5,809,805
PNC Funding Corp.
4.38%, 08/11/20[d]	2,762	3,005,844
6.70%, 06/10/19[d]	1,163	1,327,196
RBC USA Holdco Corp.
5.25%, 09/15/20	5,025	5,591,881
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	5,250	5,243,289
6.45%, 06/26/37	1,500	1,784,401
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	250	249,014
3.20%, 02/08/21 (Call 01/08/21)	1,500	1,513,993
Royal Bank of Canada
1.40%, 10/13/17	542	540,705
1.45%, 09/09/16	4,925	4,934,062
1.50%, 01/16/18	3,020	3,025,934

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
1.63%, 04/15/19	$2,000	$1,998,203
2.00%, 12/10/18	5,915	5,973,749
2.15%, 03/15/19	200	202,784
2.15%, 03/06/20	5,200	5,250,480
2.20%, 07/27/18	725	735,301
2.30%, 07/20/16	2,250	2,254,698
2.35%, 10/30/20	1,113	1,129,309
2.50%, 01/19/21	2,300	2,344,342
4.65%, 01/27/26	950	992,468
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	2,250	2,311,292
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	4,300	4,284,568
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	1,400	1,391,735
2.70%, 05/24/19 (Call 04/24/19)	1,500	1,505,137
4.50%, 07/17/25 (Call 04/17/25)	2,025	2,079,532
Santander Issuances SAU
5.18%, 11/19/25	5,200	5,140,414
Santander UK Group Holdings PLC
2.88%, 10/16/20	1,175	1,169,412
3.13%, 01/08/21	1,725	1,737,036
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	1,000	1,020,971
Societe Generale SA
2.75%, 10/12/17	3,500	3,550,390
State Street Corp.
1.95%, 05/19/21	620	619,377
2.55%, 08/18/20	690	708,599
2.65%, 05/19/26	955	948,825
3.10%, 05/15/23	2,200	2,250,607
3.30%, 12/16/24	4,195	4,407,273
3.55%, 08/18/25	555	594,904
3.70%, 11/20/23	2,000	2,171,900
4.38%, 03/07/21	1,300	1,435,853
4.96%, 03/15/18	4,614	4,816,903
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	2,500	2,492,896
1.75%, 01/16/18	2,000	2,002,316
2.25%, 07/11/19	1,000	1,007,286
2.45%, 01/10/19	250	253,309
2.45%, 01/16/20	7,500	7,588,114
2.45%, 10/20/20	1,000	1,006,992
2.50%, 07/19/18	3,000	3,045,176

Security	Principal (000s)	Value
3.65%, 07/23/25	$3,000	$3,170,993
3.95%, 01/10/24	3,000	3,225,399
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	4,500	4,603,294
3.78%, 03/09/26	3,050	3,218,171
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)	1,000	991,232
7.25%, 03/15/18	1,000	1,079,302
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	1,115	1,124,438
2.50%, 05/01/19 (Call 04/01/19)	100	101,021
2.90%, 03/03/21 (Call 02/03/21)	4,100	4,151,699
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,062,599
6.00%, 09/11/17	3,248	3,422,548
SVB Financial Group
3.50%, 01/29/25	4,050	4,039,531
Svenska Handelsbanken AB
2.25%, 06/17/19	1,250	1,268,188
2.40%, 10/01/20	5,250	5,323,283
2.45%, 03/30/21	2,660	2,696,406
2.50%, 01/25/19	2,750	2,810,557
2.88%, 04/04/17	2,750	2,790,398
Toronto-Dominion Bank (The)
1.40%, 04/30/18	1,215	1,213,693
1.63%, 03/13/18	5,563	5,582,286
1.75%, 07/23/18	1,315	1,321,154
1.95%, 01/22/19	200	201,663
2.13%, 07/02/19	3,669	3,710,475
2.13%, 04/07/21	1,000	1,001,142
2.25%, 11/05/19	4,650	4,715,049
2.38%, 10/19/16	2,000	2,011,922
2.50%, 07/14/16	1,600	1,603,456
2.50%, 12/14/20	2,400	2,447,604
2.63%, 09/10/18	2,000	2,046,632
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	825	891,313
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	2,013	2,044,632
2.35%, 01/29/21 (Call 12/29/20)	5,000	5,082,786
2.95%, 07/15/22 (Call 06/15/22)	1,970	2,006,096
3.00%, 03/15/22 (Call 02/15/22)	1,850	1,911,850
3.70%, 01/30/24 (Call 12/29/23)	2,250	2,429,749
4.13%, 05/24/21 (Call 04/23/21)	1,825	1,994,296

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Series F
3.60%, 09/11/24 (Call 08/11/24)	$2,665	$2,793,309
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	2,075	2,076,699
2.13%, 10/28/19 (Call 09/28/19)	6,261	6,351,353
2.80%, 01/27/25 (Call 12/27/24)	1,350	1,377,453
UBS AG/Stamford CT
1.38%, 06/01/17	825	823,353
1.38%, 08/14/17	3,250	3,244,114
1.80%, 03/26/18	5,045	5,065,058
2.35%, 03/26/20	890	900,736
2.38%, 08/14/19	13,450	13,615,183
4.88%, 08/04/20	1,000	1,109,500
5.75%, 04/25/18	1,700	1,828,919
5.88%, 12/20/17	3,734	3,982,160
Wachovia Corp.
5.50%, 08/01/35	5,115	5,741,814
5.75%, 06/15/17	3,830	3,998,078
5.75%, 02/01/18	7,180	7,673,234
7.50%, 04/15/35	50	67,881
7.57%, 08/01/26[b]	100	128,788
Wells Fargo & Co.
1.15%, 06/02/17	1,028	1,026,703
1.40%, 09/08/17	2,392	2,394,177
1.50%, 01/16/18	4,300	4,305,002
2.13%, 04/22/19	3,100	3,139,025
2.15%, 01/15/19	5,823	5,900,833
2.50%, 03/04/21	7,305	7,390,192
2.55%, 12/07/20	460	467,086
3.00%, 01/22/21	2,695	2,784,790
3.00%, 02/19/25	5,290	5,296,126
3.00%, 04/22/26	2,000	1,999,204
3.30%, 09/09/24	5,050	5,184,563
3.50%, 03/08/22	6,757	7,128,975
3.55%, 09/29/25	10,511	10,991,578
3.90%, 05/01/45	4,461	4,456,551
4.10%, 06/03/26	5,618	5,859,713
4.13%, 08/15/23	4,020	4,253,609
4.30%, 07/22/27	6,108	6,460,250
4.48%, 01/16/24	1,500	1,610,620
4.60%, 04/01/21	5,320	5,884,281
4.65%, 11/04/44	3,778	3,877,550
4.90%, 11/17/45	3,115	3,308,939
5.38%, 02/07/35	25	29,912

Security	Principal (000s)	Value
5.38%, 11/02/43	$1,468	$1,635,436
5.61%, 01/15/44	7,791	9,097,473
5.63%, 12/11/17	6,595	7,004,653
Series M
3.45%, 02/13/23	2,530	2,570,165
Series N
2.15%, 01/30/20	3,751	3,774,728
Wells Fargo Bank N.A.
1.65%, 01/22/18	1,000	1,005,223
1.75%, 05/24/19	3,500	3,513,493
6.00%, 11/15/17	1,500	1,597,329
Wells Fargo Capital X
5.95%, 12/01/86	4,275	4,437,187
Westpac Banking Corp.
1.50%, 12/01/17	4,000	4,007,278
1.55%, 05/25/18	3,100	3,101,384
1.60%, 01/12/18	1,650	1,654,529
1.65%, 05/13/19	1,165	1,160,765
1.95%, 11/23/18	3,000	3,018,334
2.00%, 08/14/17	400	402,720
2.10%, 05/13/21	2,650	2,637,639
2.25%, 07/30/18	600	608,295
2.25%, 01/17/19	6,565	6,652,790
2.30%, 05/26/20	1,500	1,513,140
2.60%, 11/23/20	2,726	2,779,280
2.85%, 05/13/26	2,400	2,388,754
4.63%, 06/01/18	300	315,503
4.88%, 11/19/19	1,740	1,908,142

		2,191,946,604
BEVERAGES — 0.76%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	600	640,042
5.95%, 01/15/33	55	66,907
6.45%, 09/01/37	25	32,289
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	250	249,369
1.90%, 02/01/19	3,028	3,041,571
2.15%, 02/01/19	870	879,089
2.63%, 01/17/23	2,378	2,366,566
2.65%, 02/01/21 (Call 01/01/21)	24,143	24,580,892
3.30%, 02/01/23 (Call 12/01/22)	13,096	13,484,420
3.65%, 02/01/26 (Call 11/01/25)	22,515	23,436,323
3.70%, 02/01/24	1,415	1,506,862
4.00%, 01/17/43	413	407,276

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.63%, 02/01/44	$6,734	$7,332,281
4.70%, 02/01/36 (Call 08/01/35)	10,658	11,536,644
4.90%, 02/01/46 (Call 08/01/45)	22,796	25,440,351
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,969	2,973,871
2.50%, 07/15/22	5,329	5,304,535
3.75%, 07/15/42	2,515	2,387,892
4.38%, 02/15/21	4,225	4,611,522
5.00%, 04/15/20	202	223,820
5.38%, 01/15/20	3,181	3,551,734
6.38%, 01/15/40	50	64,977
6.88%, 11/15/19	700	815,756
7.75%, 01/15/19	7,948	9,147,749
8.00%, 11/15/39	2,025	3,090,547
8.20%, 01/15/39	885	1,366,169
Beam Suntory Inc.
1.75%, 06/15/18	500	497,741
3.25%, 05/15/22 (Call 02/15/22)	4,950	4,946,945
Bottling Group LLC
5.13%, 01/15/19	300	328,043
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,730,346
3.75%, 01/15/43 (Call 07/15/42)	295	288,869
4.50%, 07/15/45 (Call 01/15/45)	1,046	1,148,700
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	3,075	3,195,484
Coca-Cola Co. (The)
0.88%, 10/27/17	346	345,845
1.15%, 04/01/18	458	458,770
1.38%, 05/30/19	2,400	2,406,900
1.65%, 03/14/18	2,300	2,324,056
1.65%, 11/01/18	2,100	2,128,621
1.80%, 09/01/16	400	401,192
1.88%, 10/27/20	3,500	3,536,098
2.45%, 11/01/20	1,920	1,981,729
2.50%, 04/01/23	400	407,966
2.55%, 06/01/26	1,900	1,909,287
2.88%, 10/27/25	3,797	3,910,981
3.15%, 11/15/20	5,650	5,992,263
3.20%, 11/01/23	3,100	3,296,944
3.30%, 09/01/21	2,350	2,512,235

Security	Principal (000s)	Value
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	$1,000	$1,030,511
4.50%, 09/01/21 (Call 06/01/21)	1,784	1,940,973
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	4,400	4,456,903
5.25%, 11/26/43	1,250	1,439,140
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	3,128	3,179,907
3.88%, 04/29/43 (Call 10/29/42)	1,180	1,187,639
4.83%, 07/15/20	1,175	1,309,713
5.75%, 10/23/17	1,003	1,064,076
5.88%, 09/30/36	540	679,452
Diageo Investment Corp.
2.88%, 05/11/22	400	412,454
4.25%, 05/11/42	1,027	1,096,524
7.45%, 04/15/35	775	1,109,191
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	1,750	1,779,959
3.20%, 11/15/21 (Call 08/15/21)	2,250	2,319,652
3.40%, 11/15/25 (Call 08/15/25)	1,200	1,243,815
4.50%, 11/15/45 (Call 05/15/45)	425	447,293
6.82%, 05/01/18	250	274,397
Molson Coors Brewing Co.
3.50%, 05/01/22	2,375	2,463,547
5.00%, 05/01/42	1,055	1,139,314
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	4,981	6,908,569
PepsiAmericas Inc.
5.50%, 05/15/35	25	29,891
PepsiCo Inc.
1.25%, 08/13/17	3,800	3,810,066
1.50%, 02/22/19	2,490	2,496,159
1.85%, 04/30/20 (Call 03/30/20)	200	201,024
2.15%, 10/14/20 (Call 09/14/20)	1,950	1,978,729
2.25%, 01/07/19 (Call 12/07/18)	3,750	3,830,709
2.75%, 03/05/22	2,897	2,988,866
2.75%, 03/01/23	2,008	2,062,324
2.75%, 04/30/25 (Call 01/30/25)	3,210	3,251,030
2.85%, 02/24/26 (Call 11/24/25)	1,135	1,156,357
3.00%, 08/25/21	2,675	2,815,237
3.10%, 07/17/22 (Call 05/17/22)	1,500	1,575,783
3.13%, 11/01/20	1,500	1,581,959
3.50%, 07/17/25 (Call 04/17/25)	1,130	1,210,677

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.60%, 03/01/24 (Call 12/01/23)	$7,711	$8,323,681
3.60%, 08/13/42	67	64,725
4.00%, 03/05/42	1,413	1,423,001
4.25%, 10/22/44 (Call 04/22/44)	405	425,017
4.45%, 04/14/46 (Call 10/14/45)	3,495	3,845,053
4.60%, 07/17/45 (Call 01/17/45)	2,039	2,277,854
4.88%, 11/01/40	640	726,140
5.00%, 06/01/18	300	322,295
5.50%, 01/15/40	174	213,468
7.90%, 11/01/18	2,880	3,321,238
Series 1
1.00%, 10/13/17	625	624,770

		278,327,551
BIOTECHNOLOGY — 0.39%
Amgen Inc.
1.25%, 05/22/17	950	950,210
2.13%, 05/15/17	2,843	2,867,172
2.20%, 05/22/19 (Call 04/22/19)	3,225	3,272,435
2.50%, 11/15/16	2,000	2,013,286
3.13%, 05/01/25 (Call 02/01/25)	1,350	1,367,499
3.45%, 10/01/20	980	1,034,036
3.63%, 05/15/22 (Call 02/15/22)	6,750	7,165,853
3.63%, 05/22/24 (Call 02/22/24)	4,839	5,078,818
4.10%, 06/15/21 (Call 03/15/21)	1,050	1,139,664
4.40%, 05/01/45 (Call 11/01/44)	1,860	1,849,197
4.50%, 03/15/20	250	271,628
4.95%, 10/01/41	55	58,408
5.15%, 11/15/41 (Call 05/15/41)	5,741	6,264,585
5.38%, 05/15/43 (Call 11/15/42)	1,280	1,444,532
5.65%, 06/15/42 (Call 12/15/41)	4,068	4,749,454
5.70%, 02/01/19	7,037	7,762,405
5.75%, 03/15/40	890	1,039,060
5.85%, 06/01/17	1,175	1,228,222
6.15%, 06/01/18	3,500	3,824,795
6.38%, 06/01/37	48	59,876
6.40%, 02/01/39	25	31,350
6.90%, 06/01/38	1,390	1,832,793
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	3,525	3,840,766
Biogen Inc.
2.90%, 09/15/20	2,223	2,285,275
3.63%, 09/15/22	1,400	1,461,096
4.05%, 09/15/25 (Call 06/15/25)	4,933	5,266,032

Security	Principal (000s)	Value
5.20%, 09/15/45 (Call 03/15/45)	$4,195	$4,640,224
6.88%, 03/01/18	1,350	1,470,472
Celgene Corp.
2.13%, 08/15/18	2,200	2,218,844
2.25%, 05/15/19	750	756,926
2.30%, 08/15/18	5	5,062
2.88%, 08/15/20	350	358,564
3.25%, 08/15/22	6,775	6,904,231
3.55%, 08/15/22	1,079	1,120,946
3.63%, 05/15/24 (Call 02/15/24)	2,202	2,264,823
3.88%, 08/15/25 (Call 05/15/25)	2,086	2,180,890
3.95%, 10/15/20	1,200	1,273,596
4.00%, 08/15/23	3,200	3,398,514
4.63%, 05/15/44 (Call 11/15/43)	1,645	1,642,239
5.00%, 08/15/45 (Call 02/15/45)	6,870	7,321,378
5.25%, 08/15/43	115	125,288
Gilead Sciences Inc.
1.85%, 09/04/18	225	227,106
2.05%, 04/01/19	1,450	1,466,906
2.35%, 02/01/20	1,970	2,003,947
2.55%, 09/01/20	1,855	1,899,294
3.05%, 12/01/16	200	202,133
3.25%, 09/01/22 (Call 07/01/22)	4,230	4,405,239
3.50%, 02/01/25 (Call 11/01/24)	1,530	1,596,436
3.65%, 03/01/26 (Call 12/01/25)	4,535	4,779,192
3.70%, 04/01/24 (Call 01/01/24)	1,045	1,107,794
4.50%, 04/01/21 (Call 01/01/21)	1,500	1,655,748
4.50%, 02/01/45 (Call 08/01/44)	6,820	7,000,942
4.60%, 09/01/35 (Call 03/01/35)	355	377,775
4.75%, 03/01/46 (Call 09/01/45)	3,440	3,668,851
4.80%, 04/01/44 (Call 10/01/43)	4,265	4,565,872
5.65%, 12/01/41 (Call 06/01/41)	2,685	3,206,580

		142,004,259
BUILDING MATERIALS — 0.03%
CRH America Inc.
5.75%, 01/15/21	1,150	1,284,910
8.13%, 07/15/18	500	560,223
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	248,691
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	2,280	2,342,045
4.20%, 12/01/24 (Call 09/01/24)	175	179,494
7.00%, 12/01/36	830	966,632

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	$3,230	$3,415,725
7.15%, 11/30/37	14	15,960
7.50%, 06/15/21	3,000	3,603,750

		12,617,430
CHEMICALS — 0.50%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	3,600	3,577,140
3.38%, 03/15/25 (Call 12/15/24)	1,565	1,534,626
4.13%, 03/15/35 (Call 09/15/34)	830	757,678
4.90%, 06/01/43 (Call 12/01/42)	25	24,502
5.25%, 01/15/45 (Call 07/15/44)	1,575	1,613,408
6.13%, 01/15/41 (Call 07/15/40)	285	319,475
Air Products & Chemicals Inc.
2.00%, 08/02/16	1,500	1,502,063
3.00%, 11/03/21	1,125	1,158,461
3.35%, 07/31/24 (Call 04/30/24)	1,050	1,099,524
4.38%, 08/21/19	500	538,051
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	500	498,516
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,578,455
2.90%, 11/15/22 (Call 08/15/22)	1,550	1,539,935
3.65%, 07/15/24 (Call 04/15/24)	135	137,459
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	500	501,187
4.15%, 12/01/24 (Call 09/01/24)	2,710	2,760,481
4.50%, 12/15/20 (Call 09/15/20)	800	839,386
5.45%, 12/01/44 (Call 06/01/44)	25	24,519
Cabot Corp.
3.70%, 07/15/22	350	352,639
CF Industries Inc.
4.95%, 06/01/43	860	762,418
5.15%, 03/15/34	4,620	4,320,375
5.38%, 03/15/44	1,274	1,177,230
6.88%, 05/01/18	1,400	1,514,523
7.13%, 05/01/20	75	85,719
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,225	2,135,208
3.95%, 05/01/25 (Call 02/01/25)	500	482,304
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	5,800	5,901,778
3.50%, 10/01/24 (Call 07/01/24)	1,000	1,033,873
4.13%, 11/15/21 (Call 08/15/21)	3,411	3,693,683
4.25%, 11/15/20 (Call 08/15/20)	4,268	4,615,677

Security	Principal (000s)	Value
4.25%, 10/01/34 (Call 04/01/34)	$3,825	$3,783,670
4.38%, 11/15/42 (Call 05/15/42)	2,063	1,990,623
4.63%, 10/01/44 (Call 04/01/44)	540	539,915
5.25%, 11/15/41 (Call 05/15/41)	601	636,855
5.70%, 05/15/18	175	187,960
7.38%, 11/01/29	150	193,350
8.55%, 05/15/19	6,335	7,494,521
9.40%, 05/15/39	620	940,131
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	3,300	3,354,594
3.60%, 08/15/22 (Call 05/15/22)	5,105	5,278,990
3.80%, 03/15/25 (Call 12/15/24)	850	873,453
4.65%, 10/15/44 (Call 04/15/44)	785	772,118
5.50%, 11/15/19	1,600	1,756,439
Ecolab Inc.
1.55%, 01/12/18	500	499,783
2.25%, 01/12/20	1,065	1,073,808
3.00%, 12/08/16	2,100	2,121,687
3.25%, 01/14/23 (Call 11/14/22)	1,200	1,231,844
4.35%, 12/08/21	475	524,909
5.50%, 12/08/41	1,700	2,003,735
EI du Pont de Nemours & Co.
2.80%, 02/15/23	5,185	5,199,249
4.15%, 02/15/43	2,536	2,501,335
4.25%, 04/01/21	50	54,408
4.63%, 01/15/20	2,050	2,232,487
4.90%, 01/15/41	25	26,923
5.25%, 12/15/16	3,968	4,064,089
5.60%, 12/15/36	25	29,082
6.00%, 07/15/18	4,083	4,462,861
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	460,777
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,756,628
Lubrizol Corp.
6.50%, 10/01/34	55	71,177
8.88%, 02/01/19	1,175	1,396,324
LYB International Finance BV
4.00%, 07/15/23	3,900	4,113,869
4.88%, 03/15/44 (Call 09/15/43)	880	862,783
5.25%, 07/15/43	495	510,573
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	2,743	2,429,039
5.00%, 04/15/19 (Call 01/15/19)	1,000	1,071,582
5.75%, 04/15/24 (Call 01/15/24)	2,000	2,318,435

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.00%, 11/15/21 (Call 08/17/21)	$3,200	$3,683,141
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	50	42,640
5.25%, 03/01/22	550	530,750
5.65%, 12/01/44 (Call 06/01/44)	2,075	1,638,907
Monsanto Co.
1.15%, 06/30/17	200	199,301
2.13%, 07/15/19	3,480	3,495,494
2.75%, 07/15/21	150	151,709
3.38%, 07/15/24 (Call 04/15/24)	3,185	3,204,866
3.60%, 07/15/42 (Call 01/15/42)	1,510	1,264,423
3.95%, 04/15/45 (Call 10/15/44)	1,273	1,116,430
4.20%, 07/15/34 (Call 01/15/34)	890	848,026
4.40%, 07/15/44 (Call 01/15/44)	3,830	3,659,814
4.65%, 11/15/43 (Call 05/15/43)	140	137,112
4.70%, 07/15/64 (Call 01/15/64)	1,225	1,053,367
5.88%, 04/15/38	125	142,411
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	2,030	2,104,766
4.25%, 11/15/23 (Call 08/15/23)	1,425	1,503,312
5.45%, 11/15/33 (Call 05/15/33)	526	561,829
5.63%, 11/15/43 (Call 05/15/43)	2,060	2,175,100
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	2,005	1,969,077
3.25%, 12/01/17	2,050	2,099,106
3.63%, 03/15/24 (Call 12/15/23)	1,896	1,951,579
4.88%, 03/30/20	3,250	3,522,591
5.63%, 12/01/40	772	877,010
5.88%, 12/01/36	90	104,658
6.50%, 05/15/19	75	84,231
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	1,000	1,000,757
3.60%, 11/15/20	2,153	2,232,775
5.50%, 11/15/40	35	39,675
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,693,974
2.25%, 09/24/20	1,000	1,015,197
2.45%, 02/15/22 (Call 11/15/21)	1,738	1,763,690
2.65%, 02/05/25 (Call 11/05/24)	3,550	3,580,943
2.70%, 02/21/23 (Call 11/21/22)	550	560,350
3.00%, 09/01/21	250	261,616
3.20%, 01/30/26 (Call 10/30/25)	1,025	1,081,813
3.55%, 11/07/42 (Call 05/07/42)	294	280,120
4.05%, 03/15/21	1,125	1,231,880

Security	Principal (000s)	Value
Rohm & Haas Co.
6.00%, 09/15/17	$1,000	$1,054,203
7.85%, 07/15/29	350	467,940
RPM International Inc.
5.25%, 06/01/45 (Call 12/01/44)	1,025	1,004,713
6.13%, 10/15/19	150	165,546
6.50%, 02/15/18	1,500	1,600,099
Sherwin-Williams Co. (The)
1.35%, 12/15/17	4,575	4,569,648
3.45%, 08/01/25 (Call 05/01/25)	600	607,621
4.00%, 12/15/42 (Call 06/15/42)	40	37,297
Valspar Corp. (The)
3.95%, 01/15/26 (Call 10/15/25)	25	25,823
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,422,016
4.40%, 02/01/45 (Call 08/01/44)	1,105	1,030,691
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,700	1,684,291

		182,434,627
COMMERCIAL SERVICES — 0.19%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	2,510	2,580,088
3.38%, 09/15/25 (Call 06/15/25)	1,765	1,876,824
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	2,150	2,167,787
5.25%, 10/01/25 (Call 07/01/25)	3,350	3,414,287
5.50%, 11/01/22 (Call 05/01/22)	2,250	2,400,376
California Institute of Technology
4.70%, 11/01/11	1,000	1,047,060
Catholic Health Initiatives
2.95%, 11/01/22	1,000	1,013,959
4.35%, 11/01/42	2,750	2,714,237
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	310	339,099
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	620	617,049
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,809,228
7.00%, 07/01/37	25	30,773
George Washington University (The)
4.87%, 09/15/45	1,000	1,161,194
Massachusetts Institute of Technology
3.96%, 07/01/38	25	27,546
4.68%, 07/01/14	1,480	1,662,694
5.60%, 07/01/11	1,870	2,489,511

127

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
MasterCard Inc.
2.00%, 04/01/19	$884	$899,247
3.38%, 04/01/24	3,575	3,813,404
Metropolitan Museum of Art (The)
Series 2015
3.40%, 07/01/45	185	182,115
Moody’s Corp.
2.75%, 07/15/19(Call 06/15/19)	50	51,209
4.88%, 02/15/24 (Call 11/15/23)	3,900	4,348,165
Northwestern University
3.69%, 12/01/38	1,900	1,999,020
3.87%, 12/01/48	1,000	1,082,373
President and Fellows of Harvard College
4.88%, 10/15/40	500	629,628
Princeton University
5.70%, 03/01/39	1,700	2,337,172
S&P Global Inc.
2.50%, 08/15/18	280	284,356
3.30%, 08/14/20(Call 07/14/20)	325	336,258
4.00%, 06/15/25 (Call 03/15/25)	5,000	5,342,209
4.40%, 02/15/26 (Call 11/15/25)	1,300	1,428,135
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	5,004	5,067,066
4.25%, 08/15/24 (Call 05/15/24)	770	791,752
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	620	613,061
3.80%, 04/01/21 (Call 03/01/21)	550	570,073
4.80%, 04/01/26 (Call 01/01/26)	905	954,427
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	450	458,892
4.13%, 09/12/22	1,757	1,821,383
5.50%, 06/15/45 (Call 12/15/44)	2,400	2,404,879
Western Union Co. (The)
2.88%, 12/10/17	18	18,160
3.35%, 05/22/19	1,950	1,976,112
3.65%, 08/22/18	1,950	2,003,435
5.25%, 04/01/20	950	1,019,087
6.20%, 11/17/36	1,090	1,123,843
6.20%, 06/21/40	555	559,436
William Marsh Rice University
3.77%, 05/15/55	1,500	1,548,227

		69,014,836

Security	Principal (000s)	Value
COMPUTERS — 0.59%
Apple Inc.
1.00%, 05/03/18	$6,140	$6,129,853
1.55%, 02/07/20	3,700	3,701,125
1.70%, 02/22/19	4,053	4,088,960
2.00%, 05/06/20	2,840	2,887,315
2.10%, 05/06/19	3,528	3,599,987
2.25%, 02/23/21 (Call 01/23/21)	3,305	3,348,611
2.40%, 05/03/23	3,350	3,346,898
2.50%, 02/09/25	1,925	1,903,502
2.70%, 05/13/22	3,450	3,539,612
2.85%, 05/06/21	5,480	5,710,397
2.85%, 02/23/23 (Call 12/23/22)	1,080	1,112,807
3.20%, 05/13/25	11,903	12,388,233
3.25%, 02/23/26 (Call 11/23/25)	2,710	2,821,336
3.45%, 05/06/24	5,722	6,075,008
3.45%, 02/09/45	5,165	4,710,901
3.85%, 05/04/43	7,340	7,164,496
4.38%, 05/13/45	3,578	3,771,566
4.45%, 05/06/44	1,525	1,619,647
4.50%, 02/23/36 (Call 08/23/35)	4,008	4,350,503
4.65%, 02/23/46 (Call 08/23/45)	5,810	6,376,660
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	1,100	1,121,901
Computer Sciences Corp.
4.45%, 09/15/22	3,600	3,809,883
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[c]	4,500	4,565,806
4.42%, 06/15/21(Call 05/15/21)[c]	4,000	4,090,893
5.45%, 06/15/23 (Call 04/15/23)[c]	2,000	2,036,997
6.02%, 06/15/26 (Call 03/15/26)[c]	3,785	3,831,288
8.10%, 07/15/36 (Call 01/15/36)[c]	1,250	1,277,503
8.35%, 07/15/46 (Call 01/15/46)[c]	6,760	6,889,093
EMC Corp./MA
2.65%, 06/01/20	3,805	3,557,675
3.38%, 06/01/23 (Call 03/01/23)	3,620	3,086,050
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[c]	1,000	1,007,560
2.85%, 10/05/18[c]	850	863,968
3.60%, 10/15/20 (Call 09/15/20)[c]	1,135	1,167,218
4.40%, 10/15/22 (Call 08/15/22)[c]	1,510	1,588,545
4.90%, 10/15/25 (Call 07/15/25)[c]	6,175	6,318,894
6.20%, 10/15/35 (Call 04/15/35)[c]	2,430	2,346,049
6.35%, 10/15/45 (Call 04/15/45)[c]	1,454	1,384,283

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
HP Enterprise Services LLC
7.45%, 10/15/29	$3,580	$4,166,087
HP Inc.
3.75%, 12/01/20	2,180	2,275,320
4.05%, 09/15/22	1,050	1,090,643
4.30%, 06/01/21	2,550	2,668,895
4.38%, 09/15/21	3,733	3,905,583
4.65%, 12/09/21	2,265	2,399,265
6.00%, 09/15/41	2,300	2,044,764
International Business Machines Corp.
1.13%, 02/06/18	1,000	1,001,292
1.63%, 05/15/20	950	950,495
1.80%, 05/17/19	2,000	2,019,752
1.88%, 05/15/19	2,000	2,025,840
2.25%, 02/19/21	2,000	2,033,109
2.88%, 11/09/22	6,200	6,430,530
2.90%, 11/01/21	5,125	5,360,275
3.38%, 08/01/23	3,100	3,294,813
3.45%, 02/19/26	1,500	1,584,433
3.63%, 02/12/24	3,775	4,069,367
4.00%, 06/20/42	2,315	2,373,437
4.70%, 02/19/46	1,450	1,613,115
5.60%, 11/30/39	1,340	1,646,973
5.70%, 09/14/17	3,482	3,686,988
5.88%, 11/29/32	2,837	3,583,383
6.22%, 08/01/27	875	1,132,472
6.50%, 01/15/28	515	679,761
7.00%, 10/30/25	1,145	1,527,672
7.63%, 10/15/18	1,250	1,425,313
8.38%, 11/01/19	1,100	1,341,590
Lexmark International Inc.
5.13%, 03/15/20	2,000	2,049,171
6.65%, 06/01/18	1,500	1,567,248
NetApp Inc.
2.00%, 12/15/17	2,172	2,169,471
3.25%, 12/15/22 (Call 09/15/22)	1,550	1,539,934
3.38%, 06/15/21 (Call 04/15/21)	645	642,440
Seagate HDD Cayman
3.75%, 11/15/18	1,200	1,188,000
4.75%, 06/01/23	2,209	1,833,470
4.75%, 01/01/25	2,450	1,874,250
4.88%, 06/01/27 (Call 03/01/27)[c]	50	35,250
5.75%, 12/01/34 (Call 06/01/34)	990	683,100

		217,504,524

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.08%
Colgate-Palmolive Co.
0.90%, 05/01/18	$100	$99,854
1.75%, 03/15/19	1,375	1,396,548
2.30%, 05/03/22	1,975	2,023,360
2.95%, 11/01/20	1,600	1,694,460
4.00%, 08/15/45	3,350	3,677,035
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	900	895,705
2.35%, 08/15/22	550	554,393
4.38%, 06/15/45 (Call 12/15/44)	1,785	1,957,670
6.00%, 05/15/37	750	929,005
Procter & Gamble Co. (The)
1.60%, 11/15/18	2,450	2,482,756
1.85%, 02/02/21	1,850	1,865,607
1.90%, 11/01/19	2,660	2,708,953
2.30%, 02/06/22	1,001	1,019,129
2.70%, 02/02/26	1,580	1,632,479
3.10%, 08/15/23	113	120,561
4.70%, 02/15/19	2,749	2,998,414
5.50%, 02/01/34	724	937,543
5.55%, 03/05/37	2,778	3,659,348
5.80%, 08/15/34	225	300,194
6.45%, 01/15/26	200	259,929

		31,212,943
DISTRIBUTION & WHOLESALE — 0.03%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	1,250	1,252,463
4.50%, 03/01/23 (Call 12/01/22)	700	734,789
5.13%, 03/01/21	1,300	1,393,916
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	2,015	1,970,295
5.00%, 08/10/22 (Call 02/10/22)	1,900	1,912,833
5.25%, 09/01/17	1,000	1,030,131
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	1,625	1,617,545
4.60%, 06/15/45 (Call 12/15/44)	2,754	3,096,572

		13,008,544
DIVERSIFIED FINANCIAL SERVICES — 1.01%
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,416,994
4.25%, 02/15/24	200	204,150

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	$4,605	$4,619,300
3.38%, 01/15/19 (Call 12/15/18)	4,295	4,373,391
3.38%, 06/01/21 (Call 05/01/21)	650	656,243
3.75%, 02/01/22 (Call 12/01/21)	3,020	3,055,753
3.88%, 04/01/21 (Call 03/01/21)	700	723,427
4.25%, 09/15/24 (Call 06/15/24)	250	250,259
4.75%, 03/01/20	350	371,412
Alterra Finance LLC
6.25%, 09/30/20	1,400	1,582,733
American Express Co.
1.55%, 05/22/18	2,168	2,162,669
2.65%, 12/02/22	1,031	1,030,309
3.63%, 12/05/24 (Call 11/04/24)	2,550	2,570,436
4.05%, 12/03/42	3,272	3,333,232
6.15%, 08/28/17	1,500	1,585,885
7.00%, 03/19/18	4,920	5,368,468
American Express Credit Corp.
1.55%, 09/22/17	2,045	2,048,235
2.13%, 07/27/18	4,500	4,551,062
2.13%, 03/18/19	2,200	2,226,804
2.25%, 08/15/19	3,600	3,652,796
2.25%, 05/05/21 (Call 04/04/21)	1,000	1,001,311
2.38%, 05/26/20 (Call 04/25/20)	7,270	7,363,284
Series F
2.60%, 09/14/20 (Call 08/14/20)	1,117	1,139,287
Ameriprise Financial Inc.
3.70%, 10/15/24	2,600	2,727,022
4.00%, 10/15/23	1,730	1,845,446
5.30%, 03/15/20	290	321,816
Ameritech Capital Funding Corp.
6.45%, 01/15/18	500	534,271
AXA Financial Inc.
7.00%, 04/01/28	50	63,839
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	3,030	3,219,460
7.25%, 02/01/18	5,170	5,635,155
BGC Partners Inc.
5.38%, 12/09/19	500	525,000
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	3,400	3,409,706
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	2,000	2,002,672
3.38%, 02/15/23	2,700	2,698,387
8.80%, 07/15/19	1,750	2,071,712

Security	Principal (000s)	Value
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	$260	$259,882
3.00%, 03/10/25 (Call 12/10/24)	660	670,726
3.23%, 09/01/22	225	234,893
3.45%, 02/13/26 (Call 11/13/25)	4,115	4,306,274
4.45%, 07/22/20	50	54,821
CME Group Inc./IL
3.00%, 09/15/22	400	416,746
3.00%, 03/15/25 (Call 12/15/24)	2,380	2,418,736
5.30%, 09/15/43 (Call 03/15/43)	2,297	2,782,574
Credit Suisse USA Inc.
7.13%, 07/15/32	5,187	6,745,922
Discover Financial Services
3.85%, 11/21/22	1,100	1,105,549
3.95%, 11/06/24 (Call 08/06/24)	2,005	2,021,160
5.20%, 04/27/22	2,629	2,841,997
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)	500	502,500
Eaton Vance Corp.
6.50%, 10/02/17	100	105,932
Ford Motor Credit Co. LLC
1.68%, 09/08/17	2,500	2,497,071
2.38%, 01/16/18	8,601	8,659,508
2.38%, 03/12/19	2,950	2,964,048
2.60%, 11/04/19	1,400	1,414,671
2.88%, 10/01/18	400	407,686
3.00%, 06/12/17	4,850	4,915,269
3.66%, 09/08/24	3,750	3,824,922
4.25%, 02/03/17	1,825	1,860,494
4.25%, 09/20/22	3,500	3,730,502
5.00%, 05/15/18	2,950	3,109,723
5.88%, 08/02/21	5,300	6,026,750
6.63%, 08/15/17	2,400	2,539,571
8.00%, 12/15/16	1,350	1,398,600
8.13%, 01/15/20	7,550	8,950,752
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,803,906
2.85%, 03/30/25	200	199,462
4.63%, 05/20/20	500	546,615
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[c]	8,165	8,314,484
3.37%, 11/15/25[c]	10,269	10,882,363
4.42%, 11/15/35[c]	11,392	12,377,379

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
General Electric Co.
2.10%, 12/11/19	$2,500	$2,523,215
2.20%, 01/09/20 (Call 12/09/19)	1,258	1,283,258
2.30%, 01/14/19	3,000	3,078,800
3.10%, 01/09/23	2,020	2,120,447
3.15%, 09/07/22	591	621,515
3.45%, 05/15/24 (Call 02/13/24)	430	462,063
4.38%, 09/16/20	387	425,258
4.63%, 01/07/21	4,501	5,025,827
4.65%, 10/17/21	4,625	5,218,847
5.30%, 02/11/21	294	336,388
5.50%, 01/08/20	144	162,981
5.63%, 09/15/17	1,600	1,693,928
5.63%, 05/01/18	2,116	2,295,099
5.88%, 01/14/38	15,363	20,072,310
6.00%, 08/07/19	149	169,878
6.15%, 08/07/37	272	367,516
6.88%, 01/10/39	1,037	1,510,581
Series A
5.55%, 05/04/20	25	28,525
6.75%, 03/15/32	12,642	17,339,255
Goldman Sachs Capital I
6.35%, 02/15/34	5,996	6,946,666
HSBC Finance Corp.
6.68%, 01/15/21	5,882	6,669,557
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	3,758	3,853,949
3.75%, 12/01/25 (Call 09/01/25)	2,115	2,193,057
4.00%, 10/15/23	1,100	1,173,405
International Lease Finance Corp.
7.13%, 09/01/18[c]	491	536,418
Invesco Finance PLC
3.75%, 01/15/26	245	255,976
4.00%, 01/30/24	3,550	3,765,235
5.38%, 11/30/43	50	56,133
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	3,250	3,427,934
Jefferies Group LLC
5.13%, 04/13/18	850	884,456
5.13%, 01/20/23	2,825	2,911,364
6.25%, 01/15/36	2,425	2,361,853
6.45%, 06/08/27	1,030	1,102,617
6.50%, 01/20/43	2,015	1,968,543
6.88%, 04/15/21	875	978,688
8.50%, 07/15/19	400	454,490

Security	Principal (000s)	Value
Lazard Group LLC
3.75%, 02/13/25	$1,000	$957,976
4.25%, 11/14/20	2,320	2,433,953
Legg Mason Inc.
2.70%, 07/15/19	220	220,804
3.95%, 07/15/24	490	480,486
4.75%, 03/15/26	2,780	2,871,221
5.63%, 01/15/44	1,790	1,787,220
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	950	985,971
5.25%, 01/16/18	333	350,886
5.55%, 01/15/20	600	657,279
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	311	313,558
2.15%, 02/01/19 (Call 01/01/19)	2,100	2,128,738
2.30%, 11/15/19 (Call 10/15/19)	1,000	1,025,318
2.30%, 11/01/20 (Call 10/01/20)	1,050	1,069,972
2.70%, 02/15/23 (Call 12/15/22)	2,650	2,704,296
3.05%, 02/15/22 (Call 11/15/21)	3,970	4,138,154
3.25%, 11/01/25 (Call 08/01/25)	1,050	1,106,718
3.40%, 11/15/23 (Call 08/15/23)	2,450	2,556,023
4.02%, 11/01/32 (Call 05/01/32)	800	835,208
10.38%, 11/01/18	240	289,997
Series C
8.00%, 03/01/32	615	910,936
Nomura Holdings Inc.
2.75%, 03/19/19	2,320	2,352,722
6.70%, 03/04/20	3,399	3,906,405
Raymond James Financial Inc.
5.63%, 04/01/24	900	1,008,100
Stifel Financial Corp.
4.25%, 07/18/24	1,700	1,695,940
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	890	894,852
2.70%, 02/03/20 (Call 01/03/20)	1,011	1,005,332
4.50%, 07/23/25 (Call 04/24/25)	2,340	2,438,522
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	4,024	4,116,695
Visa Inc.
1.20%, 12/14/17	1,000	1,002,629
2.20%, 12/14/20 (Call 11/14/20)	2,925	2,968,592
2.80%, 12/14/22 (Call 10/14/22)	1,704	1,760,381
3.15%, 12/14/25 (Call 09/14/25)	14,263	14,781,960

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.15%, 12/14/35 (Call 06/14/35)	$1,968	$2,145,908
4.30%, 12/14/45 (Call 06/14/45)	6,965	7,684,191

		373,096,389
ELECTRIC — 1.81%
AEP Texas Central Co.
Series E
6.65%, 02/15/33	500	633,048
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	1,370	1,403,229
3.75%, 03/01/45 (Call 09/01/44)	126	124,558
4.10%, 01/15/42	375	389,198
4.15%, 08/15/44 (Call 02/15/44)	1,165	1,229,153
4.30%, 01/02/46 (Call 07/02/45)	2,000	2,172,973
5.50%, 03/15/41	150	182,863
6.00%, 03/01/39	25	31,612
6.13%, 05/15/38	195	250,611
Series 11-C
5.20%, 06/01/41	2,025	2,430,011
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	2,000	2,027,991
3.65%, 02/15/26 (Call 11/15/25)	2,546	2,635,779
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,450	1,489,610
4.15%, 03/15/46 (Call 09/15/45)	1,000	1,073,358
4.30%, 07/01/44 (Call 01/01/44)	2,090	2,291,937
4.80%, 12/15/43 (Call 06/15/43)	25	29,222
6.13%, 11/15/17	1,100	1,175,826
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	2,064	2,060,967
2.95%, 12/15/22 (Call 09/15/22)	1,125	1,148,952
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	2,120	2,183,184
6.38%, 04/01/36	875	1,087,940
7.00%, 04/01/38	1,225	1,619,970
Series K
5.00%, 06/01/17	600	620,602
Series L
5.80%, 10/01/35	15	17,402
Series P
6.70%, 08/15/37	25	31,485
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	500	504,916
3.15%, 05/15/25 (Call 02/15/25)	1,000	1,042,261
3.35%, 06/15/24 (Call 03/15/24)	500	526,855
4.35%, 11/15/45 (Call 05/15/45)	1,000	1,089,452

Security	Principal (000s)	Value
4.50%, 04/01/42 (Call 10/01/41)	$1,030	$1,134,899
5.05%, 09/01/41 (Call 03/01/41)	1,450	1,706,544
5.50%, 09/01/35	485	579,398
8.75%, 03/01/19	300	351,903
Avangrid Inc.
4.63%, 10/01/20	800	846,756
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	674	688,452
3.35%, 07/01/23 (Call 04/01/23)	400	419,072
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	1,975	1,992,078
2.40%, 02/01/20 (Call 01/01/20)	850	866,985
3.50%, 02/01/25 (Call 11/01/24)	1,295	1,367,085
3.75%, 11/15/23 (Call 08/15/23)	2,250	2,418,376
4.50%, 02/01/45 (Call 08/01/44)	1,579	1,701,648
5.15%, 11/15/43 (Call 05/15/43)	596	701,232
5.95%, 05/15/37	3,675	4,633,361
6.13%, 04/01/36	8,640	11,087,396
6.50%, 09/15/37	985	1,329,478
8.48%, 09/15/28	75	112,284
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	2,000	2,088,075
4.25%, 11/30/23 (Call 08/30/23)	300	321,556
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	2,000	1,984,715
2.25%, 08/01/22 (Call 05/01/22)	2,425	2,409,561
3.55%, 08/01/42 (Call 02/01/42)	614	595,132
4.50%, 04/01/44 (Call 10/01/43)	1,375	1,528,972
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)[c]	2,590	2,602,504
4.97%, 05/01/46 (Call 11/01/45)[c]	1,500	1,508,719
Cleco Power LLC
6.00%, 12/01/40	210	256,985
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,300	3,850,396
5.95%, 12/15/36	210	223,800
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	1,175	1,230,930
3.88%, 03/01/24 (Call 12/01/23)	1,075	1,150,175
4.70%, 03/31/43 (Call 09/30/42)	10	10,817
4.88%, 03/01/44 (Call 09/01/43)	1,075	1,191,121
5.05%, 03/15/22 (Call 12/15/21)	2,050	2,289,442
8.75%, 06/15/19	1,180	1,415,744

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	$3,100	$3,228,619
3.40%, 09/01/21 (Call 06/01/21)	5,300	5,661,466
3.70%, 03/01/45 (Call 09/01/44)	1,050	1,037,915
4.00%, 08/01/20 (Call 05/01/20)	500	541,198
4.35%, 11/15/45 (Call 05/15/45)	1,000	1,098,735
4.70%, 01/15/44 (Call 07/15/43)	175	201,326
5.90%, 03/15/36	163	204,909
6.45%, 01/15/38	1,200	1,647,279
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	1,996,000
4.30%, 04/15/44 (Call 10/15/43)	750	815,467
Series 09-A
5.50%, 02/01/19	380	417,200
Series A
4.15%, 06/01/45 (Call 12/01/44)	2,005	2,121,130
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	1,000	1,049,180
3.95%, 03/01/43 (Call 09/01/42)	5,476	5,579,496
4.45%, 03/15/44 (Call 09/15/43)	235	258,890
4.50%, 12/01/45 (Call 06/01/45)	1,000	1,108,310
4.63%, 12/01/54 (Call 06/01/54)	400	433,348
5.50%, 12/01/39	1,000	1,217,620
5.70%, 06/15/40	295	371,184
5.85%, 04/01/18	500	538,919
6.30%, 08/15/37	210	277,330
6.65%, 04/01/19	950	1,074,518
7.13%, 12/01/18	4,102	4,641,507
Series 05-A
5.30%, 03/01/35	500	593,560
Series 06-A
5.85%, 03/15/36	500	625,200
Series 06-E
5.70%, 12/01/36	695	858,659
Series 08-B
6.75%, 04/01/38	1,297	1,783,777
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	2,400	2,383,010
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	550	612,402
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	2,475	2,532,585

Security	Principal (000s)	Value
3.13%, 08/31/24 (Call 05/31/24)	$500	$517,600
3.38%, 08/15/23 (Call 05/15/23)	1,100	1,162,293
3.95%, 05/15/43 (Call 11/15/42)	500	517,970
4.35%, 08/31/64 (Call 02/28/64)	35	36,557
6.70%, 09/15/19	50	57,482
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	300	303,090
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	3,435	3,625,265
Dominion Resources Inc./VA
2.96%, 07/01/19[b]	315	316,252
3.63%, 12/01/24 (Call 09/01/24)	1,750	1,786,645
3.90%, 10/01/25 (Call 07/01/25)	2,350	2,433,143
4.45%, 03/15/21	2,450	2,662,980
4.70%, 12/01/44 (Call 06/01/44)	1,175	1,230,483
5.20%, 08/15/19	1,200	1,315,604
VRN, (3 mo. LIBOR US + 3.057%)
5.75%, 10/01/54 (Call 10/01/24)	250	241,875
7.00%, 06/15/38	3,545	4,595,561
Series A
1.40%, 09/15/17	1,900	1,892,100
Series B
5.95%, 06/15/35	960	1,125,206
Series C
4.05%, 09/15/42 (Call 03/15/42)	2,015	1,928,436
4.90%, 08/01/41 (Call 02/01/41)	920	969,514
Series F
5.25%, 08/01/33	1,400	1,514,926
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	1,140	1,160,822
3.65%, 03/15/24 (Call 12/15/23)	2,900	3,143,523
3.70%, 03/15/45 (Call 09/15/44)	1,810	1,814,515
3.70%, 06/01/46 (Call 12/01/45)	810	813,515
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,410,729
3.95%, 06/15/42 (Call 12/15/41)	5	5,192
4.30%, 07/01/44 (Call 01/01/44)	1,550	1,699,762
5.70%, 10/01/37	50	62,819
Series A
6.63%, 06/01/36	320	442,760
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)[c]	350	361,313
3.85%, 12/01/23 (Call 09/01/23)	1,300	1,379,877
Series C
3.50%, 06/01/24 (Call 03/01/24)	550	574,154

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Duke Energy Carolinas LLC
1.75%, 12/15/16	$1,627	$1,638,212
2.50%, 03/15/23 (Call 01/15/23)	1,500	1,520,177
3.75%, 06/01/45 (Call 12/01/44)	1,034	1,027,547
3.88%, 03/15/46 (Call 09/15/45)	1,500	1,536,961
3.90%, 06/15/21 (Call 03/15/21)	2,035	2,204,830
4.00%, 09/30/42 (Call 03/30/42)	137	142,499
4.25%, 12/15/41 (Call 06/15/41)	305	328,812
5.30%, 02/15/40	75	92,665
6.00%, 01/15/38	225	294,932
6.05%, 04/15/38	540	713,997
6.10%, 06/01/37	2,480	3,200,412
6.45%, 10/15/32	25	32,891
7.00%, 11/15/18	161	182,365
Series A
6.00%, 12/01/28	1,335	1,691,627
Duke Energy Corp.
1.63%, 08/15/17	1,475	1,478,468
2.15%, 11/15/16	1,050	1,055,919
3.05%, 08/15/22 (Call 05/15/22)	2,000	2,042,550
3.55%, 09/15/21 (Call 06/15/21)	2,525	2,664,338
3.75%, 04/15/24 (Call 01/15/24)	125	132,444
3.95%, 10/15/23 (Call 07/15/23)	500	534,746
4.80%, 12/15/45 (Call 06/15/45)	5,125	5,697,390
5.05%, 09/15/19	300	325,215
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	1,750	1,838,588
3.85%, 11/15/42 (Call 05/15/42)	860	883,477
5.65%, 04/01/40	350	445,392
6.35%, 09/15/37	25	34,043
6.40%, 06/15/38	1,335	1,841,156
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	3,500	3,490,154
6.35%, 08/15/38	55	75,037
6.45%, 04/01/39	3,450	4,729,389
Series WWW
4.90%, 07/15/43 (Call 01/15/43)	50	57,818
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	250	271,178
5.45%, 04/01/19	1,666	1,831,887
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	103,140
3.00%, 09/15/21 (Call 06/15/21)	1,900	1,997,983
3.25%, 08/15/25 (Call 05/15/25)	875	921,288

Security	Principal (000s)	Value
4.10%, 05/15/42 (Call 11/15/41)	$40	$42,110
4.10%, 03/15/43 (Call 09/15/42)	400	418,755
4.15%, 12/01/44 (Call 06/01/44)	1,098	1,170,642
4.20%, 08/15/45 (Call 02/15/45)	1,040	1,114,994
4.38%, 03/30/44 (Call 09/30/43)	2,165	2,373,209
5.30%, 01/15/19	2,400	2,630,549
6.30%, 04/01/38	790	1,068,952
Edison International
2.95%, 03/15/23 (Call 01/15/23)	3,000	3,039,724
3.75%, 09/15/17	4,250	4,373,915
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	2,000	2,217,724
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,400	1,499,736
3.70%, 06/01/24 (Call 03/01/24)	3,135	3,374,922
3.75%, 02/15/21 (Call 11/15/20)	3,500	3,762,750
4.95%, 12/15/44 (Call 12/15/24)	245	250,733
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	875	928,219
4.70%, 01/15/17 (Call 12/15/16)	400	406,364
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	30	35,486
6.00%, 05/01/18	1,000	1,082,177
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	1,400	1,373,036
3.25%, 04/01/28 (Call 01/01/28)	3,900	4,028,427
4.95%, 01/15/45 (Call 01/15/25)	540	551,950
6.50%, 09/01/18	200	220,971
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	1,500	1,484,490
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	25	25,976
7.13%, 02/01/19	1,165	1,313,510
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	915	927,555
2.80%, 05/01/23 (Call 02/01/23)	720	727,315
3.35%, 03/15/26 (Call 12/15/25)	1,900	1,952,725
Series H
3.15%, 01/15/25 (Call 10/15/24)	490	501,510
Exelon Corp.
1.55%, 06/09/17	420	419,038
2.45%, 04/15/21 (Call 03/15/21)	70	70,279
2.85%, 06/15/20 (Call 05/15/20)	240	245,593
3.40%, 04/15/26 (Call 01/15/26)	580	585,963

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.95%, 06/15/25 (Call 03/15/25)	$1,475	$1,551,747
4.45%, 04/15/46 (Call 10/15/45)	315	317,271
4.95%, 06/15/35 (Call 12/15/34)	1,295	1,421,744
5.10%, 06/15/45 (Call 12/15/44)	2,025	2,241,542
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	1,418	1,431,732
4.00%, 10/01/20 (Call 07/01/20)	650	680,123
4.25%, 06/15/22 (Call 03/15/22)	3,200	3,365,753
5.60%, 06/15/42 (Call 12/15/41)	4,035	4,070,173
5.75%, 10/01/41 (Call 04/01/41)	750	763,343
6.20%, 10/01/17	66	69,855
6.25%, 10/01/39	200	218,572
FirstEnergy Solutions Corp.
6.05%, 08/15/21	250	269,211
6.80%, 08/15/39	1,842	1,786,310
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	300	313,719
3.25%, 06/01/24 (Call 12/01/23)	1,500	1,587,624
3.80%, 12/15/42 (Call 06/15/42)	320	328,802
4.05%, 06/01/42 (Call 12/01/41)	850	908,222
4.05%, 10/01/44 (Call 04/01/44)	878	939,723
4.13%, 02/01/42 (Call 08/01/41)	3,090	3,337,831
5.25%, 02/01/41 (Call 08/01/40)	1,505	1,873,884
5.55%, 11/01/17	150	158,706
5.63%, 04/01/34	150	188,900
5.65%, 02/01/37	2,482	3,157,690
5.69%, 03/01/40	30	39,177
5.95%, 02/01/38	3,529	4,682,525
Georgia Power Co.
1.95%, 12/01/18	1,150	1,160,474
2.40%, 04/01/21 (Call 03/01/21)	1,000	1,015,235
4.30%, 03/15/42	3,716	3,946,395
4.30%, 03/15/43	708	750,437
5.40%, 06/01/40	1,730	2,087,681
5.95%, 02/01/39	50	63,002
Series 07-A
5.65%, 03/01/37	500	596,955
Series 10-C
4.75%, 09/01/40	100	109,668
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	711	771,766
5.29%, 06/15/22 (Call 03/15/22)[b]	1,250	1,396,932
Hydro-Quebec
1.38%, 06/19/17	40	40,169

Security	Principal (000s)	Value
2.00%, 06/30/16	$6,450	$6,456,321
8.05%, 07/07/24	500	685,355
9.50%, 11/15/30	8	13,480
Iberdrola International BV
6.75%, 07/15/36	775	987,862
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	25	24,408
Indiana Michigan Power Co.
6.05%, 03/15/37	15	18,036
7.00%, 03/15/19	2,622	2,958,475
Series J
3.20%, 03/15/23 (Call 12/15/22)	1,600	1,636,602
Series K
4.55%, 03/15/46 (Call 09/15/45)	2,425	2,581,686
Integrys Holding Inc.
4.17%, 11/01/20	850	918,188
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	1,350	1,416,552
4.70%, 10/15/43 (Call 04/15/43)	150	166,248
6.25%, 07/15/39	40	53,379
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	300	305,420
4.05%, 07/01/23 (Call 04/01/23)	150	156,699
5.30%, 07/01/43 (Call 01/01/43)	100	105,664
Jersey Central Power & Light Co.
6.15%, 06/01/37	1,150	1,306,848
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	25	25,140
3.65%, 08/15/25 (Call 05/15/25)	1,000	1,039,978
5.30%, 10/01/41 (Call 04/01/41)	1,360	1,558,154
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	325	342,215
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,059,262
4.38%, 10/01/45 (Call 04/01/45)	1,000	1,099,112
5.13%, 11/01/40 (Call 05/01/40)	761	915,022
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,161,737
4.38%, 10/01/21 (Call 07/01/21)	2,625	2,875,489
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	1,000	1,099,112
4.65%, 11/15/43 (Call 05/15/43)	25	28,631
Series 25
3.30%, 10/01/25 (Call 07/01/25)	1,050	1,108,733

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	$2,725	$2,917,054
3.70%, 09/15/23 (Call 06/15/23)	3,050	3,325,100
4.25%, 05/01/46 (Call 11/01/45)	600	657,057
4.40%, 10/15/44 (Call 04/15/44)	275	304,939
4.80%, 09/15/43 (Call 03/15/43)	520	608,286
5.80%, 10/15/36	628	802,316
Midamerican Funding LLC
6.93%, 03/01/29	298	394,863
Mississippi Power Co. Series 12-A
4.25%, 03/15/42	2,025	1,757,074
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	2,155	2,652,833
7.13%, 03/15/19	970	1,114,802
Series R
6.75%, 07/01/37	500	676,686
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	1,000	1,000,583
2.06%, 09/01/17	2,000	2,009,810
2.30%, 04/01/19	675	681,530
2.40%, 09/15/19 (Call 08/15/19)	400	405,852
2.70%, 09/15/19 (Call 08/15/19)	2,000	2,029,099
3.63%, 06/15/23 (Call 03/15/23)	250	258,225
4.50%, 06/01/21 (Call 03/01/21)	8	8,664
6.00%, 03/01/19	500	547,927
Series D
VRN, (3 mo. LIBOR US + 3.348%)
7.30%, 09/01/67 (Call 09/01/17)	500	472,500
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	25	26,490
4.80%, 02/15/44 (Call 08/15/43)	15	16,619
5.25%, 02/15/43 (Call 08/15/42)	325	375,768
5.45%, 09/15/20	3,263	3,643,413
5.65%, 02/01/45 (Call 08/01/44)	8	9,731
5.80%, 02/01/42 (Call 08/01/41)	2,100	2,586,885
5.95%, 06/15/41 (Call 12/15/40)	1,655	2,007,912
6.13%, 03/01/22	525	617,355
6.25%, 12/15/40	500	621,865
6.40%, 03/15/18	240	259,000
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,700	2,701,219
2.20%, 08/15/20 (Call 07/15/20)	490	499,097
2.60%, 05/15/23 (Call 11/15/22)	1,000	1,017,628

Security	Principal (000s)	Value
3.40%, 08/15/42 (Call 02/15/42)	$100	$95,710
4.00%, 08/15/45 (Call 02/15/45)	670	716,980
4.13%, 05/15/44 (Call 11/15/43)	510	550,329
4.85%, 08/15/40 (Call 02/15/40)	65	75,760
5.35%, 11/01/39	265	333,777
6.25%, 06/01/36	255	344,328
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,100	1,091,207
2.70%, 06/01/26 (Call 03/01/26)	1,000	1,000,620
3.25%, 11/15/25 (Call 08/15/25)	2,050	2,139,154
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,485,472
5.50%, 03/15/40	100	125,822
Oglethorpe Power Corp.
4.20%, 12/01/42	125	122,731
4.25%, 04/01/46 (Call 10/01/45)	1,650	1,651,174
4.55%, 06/01/44	2,133	2,182,264
5.38%, 11/01/40	820	940,815
6.10%, 03/15/19	600	665,056
Ohio Edison Co.
6.88%, 07/15/36	365	444,030
8.25%, 10/15/38	900	1,309,185
Ohio Power Co.
6.05%, 05/01/18	250	268,808
Series G
6.60%, 02/15/33	30	37,318
Series M
5.38%, 10/01/21	458	523,071
Oklahoma Gas & Electric Co.
3.90%, 05/01/43 (Call 11/01/42)	60	58,095
4.00%, 12/15/44 (Call 06/15/44)	690	699,845
4.55%, 03/15/44 (Call 09/15/43)	500	551,079
5.25%, 05/15/41 (Call 11/15/40)	1,618	1,907,585
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	7,485	7,511,015
2.95%, 04/01/25 (Call 01/01/25)	100	100,344
3.75%, 04/01/45 (Call 10/01/44)	15	14,699
4.10%, 06/01/22 (Call 03/01/22)	525	571,467
4.55%, 12/01/41 (Call 06/01/41)	420	457,299
5.25%, 09/30/40	765	910,729
5.30%, 06/01/42 (Call 12/01/41)	830	999,150
6.80%, 09/01/18	300	333,504
7.00%, 09/01/22	3,178	3,979,399
7.00%, 05/01/32	200	268,273
7.25%, 01/15/33	545	761,341
7.50%, 09/01/38	1,144	1,605,807

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	$5	$4,997
2.95%, 03/01/26 (Call 12/01/25)	2,225	2,259,272
3.25%, 09/15/21 (Call 06/15/21)	1,250	1,315,863
3.40%, 08/15/24 (Call 05/15/24)	2,305	2,430,893
3.50%, 10/01/20 (Call 07/01/20)	50	53,167
3.50%, 06/15/25 (Call 03/15/25)	7,000	7,427,501
3.75%, 02/15/24 (Call 11/15/23)	1,425	1,529,964
3.85%, 11/15/23 (Call 08/15/23)	200	214,776
4.25%, 05/15/21 (Call 02/15/21)	309	335,571
4.25%, 03/15/46 (Call 09/15/45)	5,400	5,791,380
4.30%, 03/15/45 (Call 09/15/44)	835	901,539
4.45%, 04/15/42 (Call 10/15/41)	55	60,165
4.50%, 12/15/41 (Call 06/15/41)	430	480,900
4.60%, 06/15/43 (Call 12/15/42)	1,585	1,791,304
4.75%, 02/15/44 (Call 08/15/43)	1,700	1,933,138
5.13%, 11/15/43 (Call 05/15/43)	50	59,082
5.40%, 01/15/40	250	307,723
5.63%, 11/30/17	292	310,005
5.80%, 03/01/37	1,900	2,399,009
6.05%, 03/01/34	3,218	4,197,609
6.25%, 03/01/39	25	32,743
6.35%, 02/15/38	130	172,542
8.25%, 10/15/18	600	691,324
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	208,022
3.35%, 07/01/25 (Call 04/01/25)	1,845	1,946,958
3.60%, 04/01/24 (Call 01/01/24)	700	751,665
3.85%, 06/15/21 (Call 03/15/21)	1,100	1,196,114
4.10%, 02/01/42 (Call 08/01/41)	590	624,850
6.00%, 01/15/39	715	941,124
6.10%, 08/01/36	165	214,926
6.25%, 10/15/37	124	165,643
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	750	759,027
3.15%, 10/15/25 (Call 07/15/25)	6,400	6,703,096
4.15%, 10/01/44 (Call 04/01/44)	15	16,205
5.95%, 10/01/36	450	576,021
Pennsylvania Electric Co.
6.15%, 10/01/38	100	110,545
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,323,292
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	3,500	3,719,830

Security	Principal (000s)	Value
4.15%, 03/15/43 (Call 09/15/42)	$1,000	$1,053,430
7.90%, 12/15/38	525	835,204
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	350	350,153
3.10%, 05/15/26 (Call 02/15/26)	1,000	992,835
3.40%, 06/01/23 (Call 03/01/23)	50	51,325
3.95%, 03/15/24 (Call 12/15/23)	308	328,371
4.20%, 06/15/22 (Call 03/15/22)	2,278	2,464,951
4.70%, 06/01/43 (Call 12/01/42)	175	186,420
5.00%, 03/15/44 (Call 09/15/43)	2,925	3,224,009
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,200	2,292,992
4.15%, 10/01/45 (Call 04/01/45)	1,050	1,112,926
5.20%, 07/15/41 (Call 01/15/41)	390	474,272
6.25%, 05/15/39	200	272,882
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,941	1,987,884
4.40%, 01/15/21 (Call 10/15/20)	2,050	2,227,104
4.88%, 12/01/19	400	434,069
6.00%, 12/01/39	3,275	4,029,059
7.05%, 03/15/19	200	225,645
7.75%, 03/01/31	25	34,532
PSEG Power LLC
2.75%, 09/15/16	2,100	2,109,964
4.15%, 09/15/21 (Call 06/15/21)	1,525	1,587,500
5.13%, 04/15/20	50	54,081
8.63%, 04/15/31	800	963,472
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	3,000	3,006,233
2.90%, 05/15/25 (Call 11/15/24)	4,100	4,213,394
3.20%, 11/15/20 (Call 05/15/20)	8	8,454
3.60%, 09/15/42 (Call 03/15/42)	126	122,737
4.30%, 03/15/44 (Call 09/15/43)	2,655	2,909,889
4.75%, 08/15/41 (Call 02/15/41)	396	459,712
5.13%, 06/01/19	2,350	2,598,481
6.25%, 09/01/37	25	34,207
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	2,075	2,140,733
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,296,434
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	465	467,897
2.00%, 08/15/19 (Call 07/15/19)	1,000	1,015,899
2.38%, 05/15/23 (Call 02/15/23)	1,350	1,353,392

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.05%, 11/15/24 (Call 08/15/24)	$1,175	$1,224,068
3.15%, 08/15/24 (Call 05/15/24)	1,320	1,379,173
3.65%, 09/01/42 (Call 03/01/42)	3,100	3,091,745
3.80%, 01/01/43 (Call 07/01/42)	70	71,927
3.80%, 03/01/46 (Call 09/01/45)	2,205	2,261,807
4.05%, 05/01/45 (Call 11/01/44)	1,130	1,206,252
4.15%, 11/01/45 (Call 05/01/45)	1,000	1,097,231
5.38%, 11/01/39	925	1,143,701
5.50%, 03/01/40	11	13,777
5.80%, 05/01/37	75	96,310
Series I
1.80%, 06/01/19 (Call 05/01/19)	150	151,122
4.00%, 06/01/44 (Call 12/01/43)	1,170	1,237,420
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	8,458	8,530,827
5.63%, 07/15/22 (Call 04/15/22)	450	506,430
6.00%, 09/01/21	400	453,475
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	5	5,427
4.43%, 11/15/41 (Call 05/15/41)	1,150	1,250,158
5.76%, 10/01/39	175	223,987
5.76%, 07/15/40	200	255,148
5.80%, 03/15/40	65	84,751
6.27%, 03/15/37	500	659,807
7.02%, 12/01/27	40	53,666
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,500	1,485,255
3.95%, 11/15/41	2,125	2,199,651
4.30%, 04/01/42 (Call 10/01/41)	20	22,084
4.50%, 08/15/40	66	74,336
6.00%, 06/01/26	205	262,611
6.00%, 06/01/39	500	655,300
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	1,000	1,086,730
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	40	40,707
4.75%, 05/15/21 (Call 02/15/21)	2,000	2,115,544
6.25%, 04/01/20	3,000	3,337,630
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)[c]	1,500	1,488,997
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	1,048	1,092,941
4.50%, 06/01/64 (Call 12/01/63)	215	217,732
4.60%, 06/15/43 (Call 12/15/42)	320	344,881

Security	Principal (000s)	Value
5.10%, 06/01/65 (Call 12/01/64)	$5	$5,627
5.25%, 11/01/18	200	217,100
5.30%, 05/15/33	15	17,212
5.45%, 02/01/41 (Call 08/01/40)	515	615,127
6.05%, 01/15/38	1,250	1,589,766
6.50%, 11/01/18	50	55,763
Southern California Edison Co.
1.85%, 02/01/22	219	217,460
3.88%, 06/01/21 (Call 03/01/21)	750	815,521
4.05%, 03/15/42 (Call 09/15/41)	100	105,447
4.50%, 09/01/40 (Call 03/01/40)	275	304,666
4.65%, 10/01/43 (Call 04/01/43)	2,844	3,271,585
5.50%, 03/15/40	752	948,833
5.63%, 02/01/36	425	525,968
6.00%, 01/15/34	25	31,884
6.05%, 03/15/39	4,927	6,538,302
Series 05-E
5.35%, 07/15/35	600	731,497
Series 06-E
5.55%, 01/15/37	215	264,047
Series 08-A
5.95%, 02/01/38	375	485,712
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	15	15,512
Series C
3.60%, 02/01/45 (Call 08/01/44)	1,850	1,822,036
Southern Co. (The)
1.30%, 08/15/17	815	813,665
1.55%, 07/01/18	1,560	1,564,232
1.85%, 07/01/19	1,815	1,824,381
2.15%, 09/01/19 (Call 08/01/19)	2,400	2,407,532
2.35%, 07/01/21 (Call 06/01/21)	870	874,031
2.75%, 06/15/20 (Call 05/15/20)	6,745	6,869,088
2.95%, 07/01/23 (Call 05/01/23)	865	876,371
3.25%, 07/01/26 (Call 04/01/26)	840	850,994
4.25%, 07/01/36 (Call 01/01/36)	860	878,876
4.40%, 07/01/46 (Call 01/01/46)	1,000	1,019,009
Southern Power Co.
1.50%, 06/01/18	2,400	2,394,025
1.85%, 12/01/17	2,241	2,250,365
2.38%, 06/01/20 (Call 05/01/20)	500	502,124
4.15%, 12/01/25 (Call 09/01/25)	2,700	2,808,612
5.15%, 09/15/41	1,590	1,659,995

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	$500	$526,323
3.90%, 04/01/45 (Call 10/01/44)	2,242	2,089,015
6.45%, 01/15/19	375	415,615
Series F
5.88%, 03/01/18	100	106,937
Southwestern Public Service Co.
6.00%, 10/01/36	25	30,738
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	550	572,099
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	5,120	5,185,926
4.10%, 06/15/42 (Call 12/15/41)	341	347,208
4.20%, 05/15/45 (Call 11/15/44)	25	25,994
4.35%, 05/15/44 (Call 11/15/43)	1,210	1,283,163
6.10%, 05/15/18	150	161,654
6.15%, 05/15/37	14	18,043
TECO Finance Inc.
5.15%, 03/15/20	350	387,059
Toledo Edison Co. (The)
6.15%, 05/15/37	3,305	3,892,535
TransAlta Corp.
1.90%, 06/03/17	200	197,250
4.50%, 11/15/22 (Call 08/15/22)	1,700	1,385,500
6.50%, 03/15/40	100	68,000
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)[c]	1,200	1,212,993
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	75	73,665
5.15%, 11/15/21 (Call 08/15/21)	2,180	2,435,580
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	1,600	1,704,184
3.90%, 09/15/42 (Call 03/15/42)	220	227,053
6.70%, 02/01/19	100	112,903
8.45%, 03/15/39	25	40,507
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	100	101,905
2.95%, 01/15/22 (Call 10/15/21)	200	206,844
3.10%, 05/15/25 (Call 02/15/25)	1,000	1,040,080
4.20%, 05/15/45 (Call 11/15/44)	895	949,684
4.45%, 02/15/44 (Call 08/15/43)	411	449,774
5.40%, 04/30/18	4,250	4,540,072
5.95%, 09/15/17	1,200	1,271,909

Security	Principal (000s)	Value
6.35%, 11/30/37	$450	$602,703
8.88%, 11/15/38	2,287	3,739,748
Series A
3.15%, 01/15/26 (Call 10/15/25)	320	331,235
6.00%, 05/15/37	275	352,297
Series B
6.00%, 01/15/36	525	670,541
Series D
4.65%, 08/15/43 (Call 02/15/43)	1,725	1,943,040
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	250	255,026
3.55%, 06/15/25 (Call 03/15/25)	1,005	1,058,213
VRN, (3 mo. LIBOR US + 2.113%)
6.25%, 05/15/67 (Call 05/15/17)	15	12,300
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	1,875	1,969,238
4.10%, 04/01/43 (Call 10/01/42)	215	224,360
4.13%, 03/01/42 (Call 09/01/41)	582	613,906
4.25%, 12/01/45 (Call 06/01/45)	2,140	2,294,369
4.63%, 09/01/43 (Call 03/01/43)	400	451,059
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,650	1,652,312
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,187,042
3.10%, 06/01/25 (Call 03/01/25)	1,875	1,926,583
3.65%, 12/15/42 (Call 06/15/42)	15	14,539
4.25%, 06/01/44 (Call 12/01/43)	480	524,824
4.30%, 12/15/45 (Call 06/15/45)	1,215	1,331,309
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	3,075	3,224,140
5.00%, 07/15/19	50	54,713
6.38%, 08/15/37	65	87,313
Wisconsin Public Service Corp.
1.65%, 12/04/18	840	845,220
3.67%, 12/01/42	93	90,467
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	2,000	2,026,742
4.70%, 05/15/20 (Call 11/15/19)	100	108,727
4.80%, 09/15/41 (Call 03/15/41)	15	16,486
6.50%, 07/01/36	250	324,858

		664,447,031
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	3,205	3,315,669

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.25%, 11/15/20	$1,825	$2,002,358
5.25%, 11/15/39	1,250	1,506,571
6.00%, 08/15/32	15	18,849
6.13%, 04/15/39	35	46,357
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	1,400	1,399,436
Legrand France SA
8.50%, 02/15/25	1,050	1,400,378

		9,689,618
ELECTRONICS — 0.18%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	350	357,558
3.88%, 07/15/23 (Call 04/15/23)	2,100	2,175,744
5.00%, 07/15/20	300	329,674
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	675	680,435
3.13%, 09/15/21 (Call 08/15/21)	1,000	1,019,947
4.00%, 02/01/22 (Call 11/01/21)	400	419,630
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	2,035	2,022,271
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	900	906,261
4.88%, 12/01/22	1,850	1,973,328
5.88%, 06/15/20	200	219,629
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	925	921,917
Flextronics International Ltd.
4.63%, 02/15/20	3,520	3,660,800
4.75%, 06/15/25 (Call 03/15/25)	1,050	1,053,937
5.00%, 02/15/23	150	154,125
Honeywell International Inc.
4.25%, 03/01/21	2,600	2,877,283
5.00%, 02/15/19	11,583	12,683,811
5.38%, 03/01/41	337	425,064
5.70%, 03/15/36	25	31,622
5.70%, 03/15/37	625	796,081
Jabil Circuit Inc.
4.70%, 09/15/22	315	315,000
5.63%, 12/15/20	1,450	1,523,471
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	25	24,978
4.55%, 10/30/24 (Call 07/30/24)	2,020	2,008,150

Security	Principal (000s)	Value
Koninklijke Philips NV
3.75%, 03/15/22	$4,300	$4,544,763
5.00%, 03/15/42	2,503	2,658,751
6.88%, 03/11/38	50	63,317
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	2,300	2,524,729
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	1,250	1,252,440
2.40%, 02/01/19	2,135	2,152,774
3.15%, 01/15/23 (Call 10/15/22)	2,550	2,559,609
3.60%, 08/15/21 (Call 05/15/21)	2,600	2,712,605
3.65%, 12/15/25 (Call 09/15/25)	1,675	1,710,226
4.15%, 02/01/24 (Call 11/01/23)	521	555,771
4.50%, 03/01/21	2,845	3,082,342
5.30%, 02/01/44 (Call 08/01/43)	3,240	3,570,421
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)	600	598,570

		64,567,034
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
2.88%, 05/08/22	2,365	2,418,707
4.38%, 05/08/42	115	124,143
Fluor Corp.
3.38%, 09/15/21	1,400	1,463,039
3.50%, 12/15/24 (Call 09/15/24)	1,765	1,815,707

		5,821,596
ENVIRONMENTAL CONTROL — 0.06%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	2,200	2,235,499
3.55%, 06/01/22 (Call 03/01/22)	1,638	1,712,510
4.75%, 05/15/23 (Call 02/15/23)	1,900	2,124,573
5.00%, 03/01/20	350	384,266
5.25%, 11/15/21	598	678,394
5.50%, 09/15/19	600	666,362
5.70%, 05/15/41 (Call 11/15/40)	125	149,281
6.09%, 03/15/35	1,000	1,166,717
6.20%, 03/01/40	1,525	1,914,872
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	700	718,776
3.13%, 03/01/25 (Call 12/01/24)	1,735	1,782,088
3.50%, 05/15/24 (Call 02/15/24)	2,450	2,595,293
3.90%, 03/01/35 (Call 09/01/34)	1,005	1,018,675
4.10%, 03/01/45 (Call 09/01/44)	1,963	2,024,424

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.75%, 06/30/20	$8	$8,868
6.10%, 03/15/18	1,300	1,406,405
6.13%, 11/30/39	250	326,092
7.10%, 08/01/26	200	261,848

		21,174,943
FOOD — 0.43%
Ahold Finance USA LLC
6.88%, 05/01/29	25	32,093
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	1,500	1,544,628
3.80%, 08/02/42	15	14,199
4.25%, 04/15/21	2,425	2,632,244
ConAgra Foods Inc.
1.90%, 01/25/18	50	50,343
3.20%, 01/25/23 (Call 10/25/22)	760	767,268
3.25%, 09/15/22	4,263	4,308,576
7.00%, 04/15/19	41	45,927
7.00%, 10/01/28	515	630,064
7.13%, 10/01/26	349	423,870
8.25%, 09/15/30	35	47,010
Delhaize America LLC
9.00%, 04/15/31	15	20,500
Delhaize Group
5.70%, 10/01/40	40	44,300
General Mills Inc.
1.40%, 10/20/17	1,012	1,015,090
3.15%, 12/15/21 (Call 09/15/21)	555	579,465
3.65%, 02/15/24 (Call 11/15/23)	2,250	2,408,470
4.15%, 02/15/43 (Call 08/15/42)	15	15,324
5.40%, 06/15/40	2,080	2,485,280
5.65%, 02/15/19	2,170	2,398,274
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,303,957
4.13%, 12/01/20	910	1,002,666
Hillshire Brands Co. (The)
4.10%, 09/15/20	500	511,604
Ingredion Inc.
4.63%, 11/01/20	1,500	1,625,202
JM Smucker Co. (The)
1.75%, 03/15/18	805	807,440
2.50%, 03/15/20	565	574,395
3.50%, 03/15/25	3,985	4,202,645
4.25%, 03/15/35	1,630	1,708,596
4.38%, 03/15/45	450	473,469

Security	Principal (000s)	Value
Kellogg Co.
1.88%, 11/17/16	$2,350	$2,360,147
3.25%, 05/21/18	1,800	1,856,469
3.25%, 04/01/26	575	581,529
4.00%, 12/15/20	1,500	1,621,997
4.15%, 11/15/19	350	374,675
4.50%, 04/01/46	635	651,240
Series B
7.45%, 04/01/31	2,625	3,502,438
Kraft Heinz Foods Co.
1.60%, 06/30/17[c]	25	25,046
2.25%, 06/05/17	650	655,350
2.80%, 07/02/20 (Call 06/02/20)[c]	900	921,580
3.00%, 06/01/26 (Call 03/01/26)[c]	460	455,502
3.50%, 06/06/22	10,443	10,914,920
3.50%, 07/15/22 (Call 05/15/22)[c]	3,000	3,129,324
3.95%, 07/15/25 (Call 04/15/25)[c]	4,220	4,498,250
4.38%, 06/01/46 (Call 12/01/45)[c]	745	754,823
5.00%, 07/15/35 (Call 01/15/35)[c]	5,780	6,368,520
5.00%, 06/04/42	3,640	3,967,012
5.20%, 07/15/45 (Call 01/15/45)[c]	2,614	2,935,993
5.38%, 02/10/20	2,550	2,839,190
6.13%, 08/23/18	2,000	2,191,358
6.50%, 02/09/40	1,370	1,727,877
6.88%, 01/26/39	3,780	4,946,340
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	2,290	2,321,314
2.60%, 02/01/21 (Call 01/01/21)	1,435	1,462,316
2.95%, 11/01/21 (Call 10/01/21)	2,636	2,717,344
3.30%, 01/15/21 (Call 12/15/20)	400	419,590
3.85%, 08/01/23 (Call 05/01/23)	2,390	2,577,304
4.00%, 02/01/24 (Call 11/01/23)	1,900	2,063,083
5.00%, 04/15/42 (Call 10/15/41)	200	221,960
5.15%, 08/01/43 (Call 02/01/43)	35	39,839
5.40%, 07/15/40 (Call 01/15/40)	3,090	3,533,178
6.90%, 04/15/38	1,955	2,591,854
7.50%, 04/01/31	310	415,301
8.00%, 09/15/29	260	352,311
Series B
7.70%, 06/01/29	1,050	1,407,153
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	1,000	1,045,869
3.50%, 09/01/23 (Call 06/01/23)	50	53,079
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,410,271

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	$1,475	$1,501,910
5.38%, 02/10/20	683	765,620
6.13%, 02/01/18	3,900	4,200,613
6.13%, 08/23/18	1,100	1,209,061
6.50%, 08/11/17	3,533	3,744,420
6.50%, 11/01/31	50	62,858
Sysco Corp.
1.90%, 04/01/19	2,130	2,137,192
2.50%, 07/15/21 (Call 06/15/21)	813	816,466
2.60%, 10/01/20 (Call 09/01/20)	515	523,704
2.60%, 06/12/22	1,825	1,812,900
3.30%, 07/15/26 (Call 04/15/26)	985	998,780
3.75%, 10/01/25 (Call 07/01/25)	770	811,574
4.50%, 04/01/46 (Call 10/01/45)	310	318,396
4.85%, 10/01/45 (Call 04/01/45)	1,785	1,929,006
5.25%, 02/12/18	300	317,854
5.38%, 09/21/35	1,800	2,063,336
6.63%, 03/17/39	1,543	1,992,726
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	3,960	4,048,755
3.95%, 08/15/24 (Call 05/15/24)	1,175	1,253,950
4.50%, 06/15/22 (Call 03/15/22)	3,513	3,849,888
4.88%, 08/15/34 (Call 02/15/34)	1,780	1,932,261
5.15%, 08/15/44 (Call 02/15/44)	275	311,377
Unilever Capital Corp.
0.85%, 08/02/17	500	498,973
2.20%, 03/06/19	1,100	1,125,365
3.10%, 07/30/25	4,365	4,665,211
4.25%, 02/10/21	1,050	1,161,732
4.80%, 02/15/19	2,253	2,453,942
5.90%, 11/15/32	1,065	1,432,976

		159,525,091
FOREST PRODUCTS & PAPER — 0.08%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	200	210,750
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,150	1,172,158
6.75%, 02/15/44 (Call 08/15/43)	415	439,914
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,065	1,080,975
Georgia-Pacific LLC
7.38%, 12/01/25	750	970,173
7.75%, 11/15/29	775	1,081,626
8.88%, 05/15/31	1,050	1,624,363

Security	Principal (000s)	Value
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	$2,905	$2,977,510
3.80%, 01/15/26 (Call 10/15/25)	1,875	1,932,564
4.75%, 02/15/22 (Call 11/15/21)	313	341,671
4.80%, 06/15/44 (Call 12/15/43)	314	310,384
5.00%, 09/15/35 (Call 03/15/35)	25	26,037
5.15%, 05/15/46 (Call 11/15/45)	2,350	2,450,183
6.00%, 11/15/41 (Call 05/15/41)	1,625	1,821,292
7.30%, 11/15/39	2,637	3,367,293
7.95%, 06/15/18	4,948	5,509,320
8.70%, 06/15/38	720	1,019,760
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	1,625	1,602,087
4.70%, 03/15/21 (Call 12/15/20)	1,600	1,731,472
WestRock MWV LLC
7.95%, 02/15/31	975	1,249,959
8.20%, 01/15/30	40	52,138

		30,971,629
GAS — 0.14%
AGL Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	1,000	997,190
3.50%, 09/15/21 (Call 06/15/21)	775	805,461
4.40%, 06/01/43 (Call 12/01/42)	830	806,378
5.25%, 08/15/19	1,000	1,073,716
5.88%, 03/15/41 (Call 09/15/40)	2,855	3,276,455
6.00%, 10/01/34	15	17,715
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	150	153,513
4.15%, 01/15/43 (Call 07/15/42)	1,775	1,813,535
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,611,044
CenterPoint Energy Inc.
6.50%, 05/01/18	400	431,103
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	325	329,346
2.80%, 11/15/20 (Call 10/15/20)	5,590	5,703,009
3.55%, 11/01/23 (Call 08/01/23)	1,525	1,570,491
4.60%, 12/15/44 (Call 06/15/44)	300	307,375
KeySpan Corp.
5.80%, 04/01/35	785	913,314
8.00%, 11/15/30	425	579,919
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,950	1,834,950
4.90%, 12/01/21 (Call 09/01/21)	700	717,562
5.20%, 07/15/25 (Call 04/15/25)	1,050	1,052,625

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	$825	$832,118
3.61%, 02/01/24 (Call 11/01/23)	483	507,937
4.66%, 02/01/44 (Call 08/01/43)	141	153,449
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	910	931,322
4.65%, 08/01/43 (Call 02/01/43)	695	766,727
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	1,000	1,004,896
2.85%, 11/15/20 (Call 10/15/20)	2,950	3,028,124
2.88%, 10/01/22 (Call 07/01/22)	150	150,114
3.55%, 06/15/24 (Call 03/15/24)	200	206,426
3.75%, 11/15/25 (Call 08/15/25)	2,400	2,505,912
4.05%, 12/01/23 (Call 09/01/23)	50	53,287
6.00%, 10/15/39	790	955,679
6.15%, 06/15/18	450	486,399
6.50%, 06/01/16	2,152	2,152,000
Southern California Gas Co.
1.55%, 06/15/18	750	754,106
2.60%, 06/15/26	2,400	2,395,344
3.15%, 09/15/24 (Call 06/15/24)	3,450	3,611,563
3.20%, 06/15/25 (Call 03/15/25)	400	422,520
4.45%, 03/15/44 (Call 09/15/43)	1,740	1,951,688
5.13%, 11/15/40	1,800	2,159,874
Series KK
5.75%, 11/15/35	50	62,647

		50,086,833
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	4,605	4,447,199
3.88%, 02/15/22 (Call 11/15/21)	600	588,936
Snap-On Inc.
4.25%, 01/15/18	450	469,332
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	950	991,307
5.20%, 09/01/40	1,685	1,915,823

		8,412,597
HEALTH CARE — PRODUCTS — 0.38%
Baxter International Inc.
6.25%, 12/01/37	500	641,222
Becton Dickinson and Co.
1.75%, 11/08/16	1,600	1,604,957
1.80%, 12/15/17	812	814,124

Security	Principal (000s)	Value
2.68%, 12/15/19	$465	$474,439
3.13%, 11/08/21	1,250	1,285,532
3.25%, 11/12/20	1,796	1,866,848
3.73%, 12/15/24 (Call 09/15/24)	931	986,841
3.88%, 05/15/24 (Call 02/15/24)	1,020	1,085,750
4.69%, 12/15/44 (Call 06/15/44)	3,170	3,457,406
4.88%, 05/15/44 (Call 11/15/43)	435	479,879
5.00%, 05/15/19	350	380,228
5.00%, 11/12/40	3,687	4,042,131
6.00%, 05/15/39	525	635,646
6.38%, 08/01/19	1,500	1,696,549
Boston Scientific Corp.
2.65%, 10/01/18	2,700	2,744,293
2.85%, 05/15/20	315	320,779
3.85%, 05/15/25	3,000	3,114,142
4.13%, 10/01/23 (Call 07/01/23)	625	664,050
6.00%, 01/15/20	3,950	4,446,047
7.38%, 01/15/40	1,240	1,587,120
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	5,011	5,251,070
4.20%, 06/15/20	500	544,274
6.00%, 10/15/17	2,285	2,432,916
CR Bard Inc.
1.38%, 01/15/18	1,550	1,546,231
4.40%, 01/15/21 (Call 10/15/20)	500	545,372
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	50	51,391
4.38%, 09/15/45 (Call 03/15/45)	2,530	2,813,698
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,600	1,633,115
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	2,967	3,258,066
6.00%, 03/01/20	2,706	3,046,894
Medtronic Inc.
1.50%, 03/15/18	5,000	5,019,627
2.50%, 03/15/20	725	743,194
2.75%, 04/01/23 (Call 01/01/23)	1,299	1,327,771
3.13%, 03/15/22 (Call 12/15/21)	532	557,209
3.15%, 03/15/22	3,450	3,615,416
3.50%, 03/15/25	15,000	15,987,995
3.63%, 03/15/24 (Call 12/15/23)	1,175	1,264,937
4.13%, 03/15/21 (Call 12/15/20)	1,800	1,960,169
4.38%, 03/15/35	4,426	4,805,400
4.50%, 03/15/42 (Call 09/15/41)	3,750	4,118,677

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.63%, 03/15/44 (Call 09/15/43)	$2,501	$2,778,753
4.63%, 03/15/45	6,335	7,106,498
5.55%, 03/15/40	540	654,896
6.50%, 03/15/39	600	808,019
St. Jude Medical Inc.
2.00%, 09/15/18	1,430	1,440,314
2.80%, 09/15/20 (Call 08/15/20)	2,105	2,145,983
3.25%, 04/15/23 (Call 01/15/23)	5	5,064
3.88%, 09/15/25 (Call 06/15/25)	320	334,673
4.75%, 04/15/43 (Call 10/15/42)	1,387	1,443,302
Stryker Corp.
1.30%, 04/01/18	3,755	3,739,626
2.00%, 09/30/16	1,000	1,003,545
2.00%, 03/08/19	100	100,734
2.63%, 03/15/21 (Call 02/15/21)	3,355	3,416,670
3.38%, 05/15/24 (Call 02/15/24)	2,050	2,119,067
3.38%, 11/01/25 (Call 08/01/25)	1,320	1,361,086
3.50%, 03/15/26 (Call 12/15/25)	235	244,594
4.10%, 04/01/43 (Call 10/01/42)	1,150	1,134,160
4.38%, 01/15/20	50	54,017
4.38%, 05/15/44 (Call 11/15/43)	1,050	1,082,251
4.63%, 03/15/46 (Call 09/15/45)	300	323,173
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	305	305,964
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	500	501,098
2.70%, 04/01/20 (Call 03/01/20)	4,300	4,352,116
3.38%, 11/30/21 (Call 08/30/21)	825	853,327
3.55%, 04/01/25 (Call 01/01/25)	2,300	2,333,291
4.25%, 08/15/35 (Call 02/15/35)	5,095	5,005,634
4.45%, 08/15/45 (Call 02/15/45)	3,610	3,600,626
5.75%, 11/30/39	25	28,766

		141,128,652
HEALTH CARE — SERVICES — 0.41%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	1,148	1,145,087
2.20%, 03/15/19 (Call 02/15/19)	700	704,090
2.75%, 11/15/22 (Call 08/15/22)	1,775	1,763,417
3.50%, 11/15/24 (Call 08/15/24)	2,885	2,960,828
3.95%, 09/01/20	3,800	4,050,585
4.13%, 06/01/21 (Call 03/01/21)	1,800	1,925,185
4.13%, 11/15/42 (Call 05/15/42)	50	49,517
4.50%, 05/15/42 (Call 11/15/41)	150	156,138

Security	Principal (000s)	Value
4.75%, 03/15/44 (Call 09/15/43)	$125	$135,336
6.63%, 06/15/36	2,051	2,627,015
6.75%, 12/15/37	55	72,084
Anthem Inc.
1.88%, 01/15/18	1,600	1,603,760
2.25%, 08/15/19	3,675	3,694,575
2.30%, 07/15/18	750	756,563
3.13%, 05/15/22	3,890	3,935,120
3.30%, 01/15/23	8,925	9,039,224
3.50%, 08/15/24 (Call 05/15/24)	1,350	1,373,061
3.70%, 08/15/21 (Call 05/15/21)	400	422,025
4.35%, 08/15/20	1,400	1,510,800
4.63%, 05/15/42	2,420	2,478,867
4.65%, 01/15/43	160	164,055
4.65%, 08/15/44 (Call 02/15/44)	1,240	1,272,066
4.85%, 08/15/54 (Call 02/15/54)	1,300	1,303,134
5.10%, 01/15/44	575	627,705
5.85%, 01/15/36	1,605	1,854,277
5.88%, 06/15/17	500	522,584
6.38%, 06/15/37	1,674	2,062,566
7.00%, 02/15/19	1,600	1,803,872
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	300	300,350
4.38%, 12/15/20 (Call 09/15/20)	2,150	2,316,545
4.50%, 03/15/21 (Call 12/15/20)	3,850	4,167,906
5.38%, 02/15/42 (Call 08/15/41)	1,225	1,378,412
5.88%, 03/15/41 (Call 09/15/40)	1,999	2,357,694
6.15%, 11/15/36	25	29,783
7.88%, 05/15/27	25	33,699
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,700	1,915,961
Dignity Health
2.64%, 11/01/19	400	404,705
5.27%, 11/01/64	580	662,838
Humana Inc.
2.63%, 10/01/19	215	217,386
3.15%, 12/01/22 (Call 09/01/22)	355	358,805
3.85%, 10/01/24 (Call 07/01/24)	2,150	2,227,963
4.63%, 12/01/42 (Call 06/01/42)	4,285	4,278,088
4.95%, 10/01/44 (Call 04/01/44)	1,595	1,672,856
7.20%, 06/15/18	1,950	2,152,523
8.15%, 06/15/38	30	41,998
Kaiser Foundation Hospitals
3.50%, 04/01/22	600	631,989
4.88%, 04/01/42	86	100,100

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
2.20%, 08/23/17	$28	$28,143
2.63%, 02/01/20	260	262,847
3.60%, 02/01/25 (Call 11/01/24)	795	810,378
3.75%, 08/23/22 (Call 05/23/22)	600	625,749
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,812,695
4.70%, 02/01/45 (Call 08/01/44)	1,595	1,636,365
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55	60	64,407
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	2,000	2,083,669
Ochsner Clinic Foundation
5.90%, 05/15/45 (Call 11/15/44)	25	30,639
Quest Diagnostics Inc.
2.70%, 04/01/19	3,500	3,559,651
3.50%, 03/30/25 (Call 12/30/24)	5	5,043
4.25%, 04/01/24 (Call 01/01/24)	2,750	2,926,950
4.70%, 04/01/21	2,125	2,305,127
4.70%, 03/30/45 (Call 09/30/44)	440	444,415
Texas Health Resources
4.33%, 11/15/55	25	27,207
UnitedHealth Group Inc.
1.40%, 10/15/17	141	141,330
1.40%, 12/15/17	900	901,680
1.45%, 07/17/17	68	68,207
1.63%, 03/15/19	250	250,529
1.70%, 02/15/19	1,515	1,522,717
1.90%, 07/16/18	1,069	1,080,662
2.13%, 03/15/21	6,595	6,608,367
2.30%, 12/15/19	3,010	3,068,959
2.70%, 07/15/20	703	726,041
2.75%, 02/15/23 (Call 11/15/22)	2,650	2,699,668
2.88%, 12/15/21	100	103,291
2.88%, 03/15/22 (Call 12/15/21)	1,146	1,178,887
2.88%, 03/15/23	2,000	2,042,190
3.10%, 03/15/26	6,000	6,145,460
3.35%, 07/15/22	1,300	1,364,617
3.75%, 07/15/25	7,418	8,003,730
3.88%, 10/15/20 (Call 07/15/20)	250	268,770
3.95%, 10/15/42 (Call 04/15/42)	1,400	1,407,731
4.25%, 03/15/43 (Call 09/15/42)	1,665	1,756,782

Security	Principal (000s)	Value
4.38%, 03/15/42 (Call 09/15/41)	$55	$58,571
4.63%, 07/15/35	475	532,344
4.63%, 11/15/41 (Call 05/15/41)	2,186	2,405,659
4.75%, 07/15/45	2,898	3,321,291
5.70%, 10/15/40 (Call 04/15/40)	1,025	1,293,973
5.80%, 03/15/36	515	650,217
5.95%, 02/15/41 (Call 08/15/40)	1,025	1,326,300
6.00%, 06/15/17	575	603,241
6.00%, 02/15/18	2,325	2,505,513
6.50%, 06/15/37	955	1,294,816
6.63%, 11/15/37	525	723,568
6.88%, 02/15/38	2,886	4,089,600

		151,031,133
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,500	1,533,040
4.88%, 11/30/18	500	514,167
FS Investment Corp.
4.00%, 07/15/19	250	250,888
4.75%, 05/15/22 (Call 04/15/22)	2,000	1,988,564
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	2,475	2,450,250
6.63%, 10/23/43 (Call 07/23/43)	2,010	1,708,500
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	463	461,994
3.00%, 02/10/25 (Call 01/10/25)	3,150	3,094,341
Prospect Capital Corp.
5.00%, 07/15/19	1,550	1,503,500
5.88%, 03/15/23	1,325	1,205,750

		14,710,994
HOME BUILDERS — 0.00%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	900	923,778

		923,778
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	2,000	2,059,147
Whirlpool Corp.
3.70%, 03/01/23	1,850	1,930,325
3.70%, 05/01/25	1,100	1,141,100
4.50%, 06/01/46 (Call 12/01/45)	1,140	1,165,248
4.70%, 06/01/22	500	549,530
4.85%, 06/15/21	1,900	2,094,064

		8,939,414

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.06%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	$2,250	$2,265,390
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	500	500,382
2.88%, 10/01/22	1,000	1,012,359
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	1,100	1,150,447
3.80%, 11/15/21	1,800	1,922,299
5.95%, 10/15/17	50	53,061
Kimberly-Clark Corp.
1.40%, 02/15/19	535	536,317
1.85%, 03/01/20	565	570,296
1.90%, 05/22/19	3,680	3,732,681
2.15%, 08/15/20	810	825,013
2.65%, 03/01/25	1,023	1,046,762
2.75%, 02/15/26	910	927,553
3.05%, 08/15/25	2,100	2,205,982
3.70%, 06/01/43	50	51,071
3.88%, 03/01/21	750	819,410
5.30%, 03/01/41	1,000	1,258,674
6.63%, 08/01/37	25	35,594
7.50%, 11/01/18	1,000	1,146,319
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	2,723	2,874,564

		22,934,174
HOUSEWARES — 0.04%
Newell Brands Inc.
2.05%, 12/01/17	500	499,802
2.15%, 10/15/18	1,980	1,969,668
2.60%, 03/29/19	685	697,051
2.88%, 12/01/19 (Call 11/01/19)	420	421,339
3.15%, 04/01/21 (Call 03/01/21)	260	266,450
3.85%, 04/01/23 (Call 02/01/23)	1,010	1,054,207
3.90%, 11/01/25 (Call 08/01/25)	850	867,469
4.00%, 06/15/22 (Call 03/15/22)	1,850	1,892,163
4.20%, 04/01/26 (Call 01/01/26)	1,485	1,573,416
5.38%, 04/01/36 (Call 10/01/35)	255	283,394
5.50%, 04/01/46 (Call 10/01/45)	4,535	5,183,728
6.25%, 04/15/18	50	53,524

		14,762,211
INSURANCE — 0.83%
ACE Capital Trust II
9.70%, 04/01/30	500	712,500

Security	Principal (000s)	Value
Aflac Inc.
2.40%, 03/16/20	$150	$153,386
3.25%, 03/17/25	5,000	5,121,375
3.63%, 11/15/24	2,628	2,793,374
4.00%, 02/15/22	800	869,573
6.45%, 08/15/40	190	244,756
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	810	793,466
4.95%, 06/27/22	1,500	1,636,759
5.63%, 09/15/20	500	550,074
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,000	1,001,157
5.50%, 11/15/20	825	908,191
Allstate Corp. (The)
4.50%, 06/15/43	611	673,470
5.35%, 06/01/33	15	17,818
5.55%, 05/09/35	3,859	4,743,767
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)	200	205,000
5.95%, 04/01/36	38	48,469
VRN, (3 mo. LIBOR US + 1.935%)
6.13%, 05/15/67 (Call 05/15/17)	2,250	2,182,500
7.45%, 05/16/19	1,000	1,161,205
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	3,810	3,834,914
3.30%, 03/01/21 (Call 02/01/21)	505	517,941
3.38%, 08/15/20	2,825	2,908,053
3.75%, 07/10/25 (Call 04/10/25)	648	650,213
3.88%, 01/15/35 (Call 07/15/34)	5,020	4,576,254
3.90%, 04/01/26 (Call 01/01/26)	1,570	1,588,218
4.13%, 02/15/24	2,440	2,528,011
4.38%, 01/15/55 (Call 07/15/54)	1,875	1,664,955
4.50%, 07/16/44 (Call 01/16/44)	4,675	4,455,636
4.70%, 07/10/35 (Call 01/10/35)	1,050	1,062,246
4.80%, 07/10/45 (Call 01/10/45)	2,025	2,013,693
4.88%, 06/01/22	7,975	8,680,251
5.85%, 01/16/18	526	561,030
6.25%, 05/01/36	1,000	1,172,427
6.40%, 12/15/20	380	438,075
Aon Corp.
5.00%, 09/30/20	1,100	1,214,011

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	$7,767	$7,801,667
3.88%, 12/15/25 (Call 09/15/25)	1,150	1,178,980
4.00%, 11/27/23 (Call 08/27/23)	1,750	1,824,412
4.25%, 12/12/42	120	112,975
4.45%, 05/24/43 (Call 02/24/43)	25	24,289
4.60%, 06/14/44 (Call 03/14/44)	910	909,181
4.75%, 05/15/45 (Call 11/15/44)	145	149,937
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	812	849,775
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	750	772,151
6.00%, 12/15/20	675	744,905
Assurant Inc.
4.00%, 03/15/23	2,000	2,007,649
6.75%, 02/15/34	440	527,653
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	765	810,079
AXA SA
8.60%, 12/15/30	2,330	3,098,900
AXIS Specialty Finance PLC
2.65%, 04/01/19	75	75,209
5.15%, 04/01/45	315	324,321
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	750	749,609
1.70%, 03/15/19	875	883,182
2.90%, 10/15/20	50	52,385
3.00%, 05/15/22	3,700	3,883,092
4.25%, 01/15/21	3,300	3,647,518
4.30%, 05/15/43	40	42,963
4.40%, 05/15/42	2,595	2,834,352
5.40%, 05/15/18	6,800	7,346,609
5.75%, 01/15/40	1,305	1,655,207
Berkshire Hathaway Inc.
1.55%, 02/09/18	15	15,106
2.10%, 08/14/19	4,200	4,285,504
2.20%, 03/15/21 (Call 02/15/21)	335	340,846
2.75%, 03/15/23 (Call 01/15/23)	950	973,312
3.13%, 03/15/26 (Call 12/15/25)	1,889	1,952,172
4.50%, 02/11/43	1,500	1,660,162
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	15	15,118

Security	Principal (000s)	Value
Chubb Corp. (The)
6.00%, 05/11/37	$3,090	$4,020,357
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	565	574,103
2.88%, 11/03/22 (Call 09/03/22)	670	685,983
3.15%, 03/15/25	1,675	1,722,399
3.35%, 05/03/26 (Call 02/03/26)	360	375,607
4.15%, 03/13/43	2,165	2,259,645
4.35%, 11/03/45 (Call 05/03/45)	6,350	6,894,220
5.70%, 02/15/17	2,520	2,602,996
5.90%, 06/15/19	2,000	2,239,724
6.70%, 05/15/36	15	20,772
Cincinnati Financial Corp.
6.92%, 05/15/28	125	159,628
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	2,200	2,224,189
4.50%, 03/01/26 (Call 12/01/25)	3,450	3,556,369
5.75%, 08/15/21	150	168,113
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	165	195,566
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	25	25,047
Fidelity National Financial Inc.
5.50%, 09/01/22	3,500	3,775,260
First American Financial Corp.
4.60%, 11/15/24	1,000	1,018,612
GE Global Insurance Holding Corp.
7.00%, 02/15/26	510	649,286
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	51	48,383
5.13%, 04/15/22	1,005	1,127,139
5.38%, 03/15/17	3,420	3,523,814
5.50%, 03/30/20	100	111,427
5.95%, 10/15/36	225	258,840
6.00%, 01/15/19	1,250	1,366,102
6.10%, 10/01/41	950	1,132,103
6.30%, 03/15/18	1,900	2,038,372
6.63%, 03/30/40	515	640,264
Lincoln National Corp.
3.35%, 03/09/25	520	505,143
4.20%, 03/15/22	4,000	4,239,802
4.85%, 06/24/21	350	381,727
6.15%, 04/07/36	15	16,980

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.30%, 10/09/37	$40	$45,995
7.00%, 06/15/40	1,125	1,376,924
8.75%, 07/01/19	1,000	1,181,809
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,900	1,875,022
3.75%, 04/01/26 (Call 01/01/26)	1,650	1,705,823
4.13%, 05/15/43 (Call 11/15/42)	1,657	1,614,666
Manulife Financial Corp.
4.15%, 03/04/26	2,700	2,836,041
5.38%, 03/04/46	2,500	2,796,589
Markel Corp.
4.90%, 07/01/22	1,508	1,637,252
5.00%, 03/30/43	10	10,139
5.00%, 04/05/46	1,310	1,339,561
5.35%, 06/01/21	1,700	1,879,118
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,605	1,613,508
2.35%, 03/06/20 (Call 02/06/20)	2,325	2,336,321
3.30%, 03/14/23 (Call 01/14/23)	1,165	1,184,594
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,266,635
3.50%, 03/10/25 (Call 12/10/24)	10	10,085
3.75%, 03/14/26 (Call 12/14/25)	245	251,239
5.88%, 08/01/33	15	17,875
MetLife Inc.
1.76%, 12/15/17	6,500	6,525,832
3.00%, 03/01/25	1,697	1,689,903
3.60%, 04/10/24	5,921	6,174,466
4.05%, 03/01/45	2,335	2,236,976
4.13%, 08/13/42	150	145,073
4.60%, 05/13/46 (Call 11/13/45)	100	104,371
4.72%, 12/15/44	2,650	2,804,911
4.75%, 02/08/21	2,900	3,209,580
4.88%, 11/13/43	100	107,430
5.70%, 06/15/35	825	979,390
5.88%, 02/06/41	4,700	5,748,679
6.40%, 12/15/66 (Call 12/15/31)	2,900	3,095,750
6.50%, 12/15/32	50	63,227
7.72%, 02/15/19	1,600	1,839,808
10.75%, 08/01/69 (Call 08/01/34)	1,365	2,108,925
Series A
6.82%, 08/15/18	3,846	4,276,591
Series D
4.37%, 09/15/23	85	93,032

Security	Principal (000s)	Value
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	$20	$20,484
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	2,500	2,619,322
PartnerRe Finance B LLC
5.50%, 06/01/20	346	380,964
Primerica Inc.
4.75%, 07/15/22	750	800,752
Principal Financial Group Inc.
3.30%, 09/15/22	8	8,177
3.40%, 05/15/25 (Call 02/15/25)	1,400	1,396,292
4.63%, 09/15/42	15	15,204
6.05%, 10/15/36	2,160	2,575,743
8.88%, 05/15/19	2,424	2,855,729
Progressive Corp. (The)
3.75%, 08/23/21	2,660	2,833,848
4.35%, 04/25/44	1,525	1,644,917
6.25%, 12/01/32	110	138,832
VRN, (3 mo. LIBOR US + 2.018%)
6.70%, 06/15/67 (Call 06/15/17)	2,105	1,920,813
Protective Life Corp.
8.45%, 10/15/39	525	698,824
Prudential Financial Inc.
3.50%, 05/15/24	1,550	1,581,928
4.50%, 11/16/21	1,044	1,143,694
4.60%, 05/15/44	555	569,522
5.10%, 08/15/43	125	130,934
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)	2,150	2,139,250
5.38%, 06/21/20	613	684,794
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)	1,300	1,324,375
5.40%, 06/13/35	15	16,439
5.63%, 05/12/41	1,035	1,160,708
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)	5,350	5,630,875
5.70%, 12/14/36	168	191,519
5.80%, 11/16/41	2,050	2,354,113

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)	$400	$432,000
5.90%, 03/17/36	120	137,812
6.20%, 11/15/40	1,675	1,987,165
6.63%, 06/21/40	15	18,667
7.38%, 06/15/19	2,850	3,278,769
VRN, (3 mo. LIBOR US + 5.000%)
8.88%, 06/15/68 (Call 06/15/18)	600	664,500
Series B
5.75%, 07/15/33	670	761,808
Series D
6.00%, 12/01/17	3,082	3,280,918
6.63%, 12/01/37	55	68,492
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,700	1,843,520
StanCorp Financial Group Inc.
5.00%, 08/15/22	350	374,777
Symetra Financial Corp.
4.25%, 07/15/24	800	809,045
Transatlantic Holdings Inc.
8.00%, 11/30/39	1,600	2,127,741
Travelers Companies Inc. (The)
3.90%, 11/01/20	2,508	2,715,090
4.60%, 08/01/43	295	332,831
5.35%, 11/01/40	3,550	4,397,172
6.25%, 06/15/37	325	434,747
Travelers Property Casualty Corp.
6.38%, 03/15/33	26	34,115
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	300	304,715
4.40%, 03/15/26 (Call 12/15/25)	300	306,225
4.63%, 08/15/23	1,750	1,830,679
6.13%, 08/15/43	50	53,965
Unum Group
3.88%, 11/05/25	75	74,358
4.00%, 03/15/24	4,000	4,071,035
5.75%, 08/15/42	15	15,870
Validus Holdings Ltd.
8.88%, 01/26/40	1,175	1,538,065
Voya Financial Inc.
5.50%, 07/15/22	75	83,768
5.70%, 07/15/43	125	141,839

Security	Principal (000s)	Value
Willis Towers Watson PLC
5.75%, 03/15/21	$1,400	$1,539,649
WR Berkley Corp.
4.63%, 03/15/22	1,600	1,713,438
4.75%, 08/01/44	240	237,936
5.38%, 09/15/20	1,000	1,095,294
6.25%, 02/15/37	35	41,581
7.38%, 09/15/19	200	230,748
XLIT Ltd.
2.30%, 12/15/18	225	225,402
4.45%, 03/31/25	1,605	1,585,942
5.25%, 12/15/43	100	104,704
5.50%, 03/31/45	2,820	2,722,742
5.75%, 10/01/21	1,300	1,470,146
6.25%, 05/15/27	125	146,900
6.38%, 11/15/24	600	702,096

		306,747,418
INTERNET — 0.19%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	1,080	1,076,961
2.50%, 11/28/19 (Call 10/28/19)	3,230	3,247,177
3.13%, 11/28/21 (Call 09/28/21)	750	757,868
3.60%, 11/28/24 (Call 08/28/24)	2,905	2,910,386
4.50%, 11/28/34 (Call 05/28/34)	1,535	1,556,683
Alphabet Inc.
3.38%, 02/25/24	1,075	1,167,982
3.63%, 05/19/21	5,825	6,368,123
Amazon.com Inc.
1.20%, 11/29/17	2,566	2,568,767
2.50%, 11/29/22 (Call 08/29/22)	2,150	2,193,619
2.60%, 12/05/19 (Call 11/05/19)	1,750	1,813,681
3.30%, 12/05/21 (Call 10/05/21)	600	639,946
3.80%, 12/05/24 (Call 09/05/24)	2,390	2,631,071
4.80%, 12/05/34 (Call 06/05/34)	2,560	2,900,442
4.95%, 12/05/44 (Call 06/05/44)	3,069	3,582,943
Baidu Inc.
2.75%, 06/09/19	3,309	3,339,952
3.50%, 11/28/22	500	504,305
4.13%, 06/30/25	6,700	6,941,597
eBay Inc.
1.35%, 07/15/17	950	947,606
2.20%, 08/01/19 (Call 07/01/19)	1,500	1,507,714
2.60%, 07/15/22 (Call 04/15/22)	2,520	2,434,950

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.88%, 08/01/21 (Call 06/01/21)	$300	$302,982
3.25%, 10/15/20 (Call 07/15/20)	1,350	1,396,868
3.45%, 08/01/24 (Call 05/01/24)	2,800	2,793,101
3.80%, 03/09/22 (Call 02/09/22)	565	586,629
4.00%, 07/15/42 (Call 01/15/42)	3,255	2,626,340
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	1,000	1,011,024
5.00%, 02/15/26 (Call 11/15/25)[c]	650	653,111
5.95%, 08/15/20	2,000	2,197,241
7.46%, 08/15/18	500	551,950
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	1,500	1,510,537
3.65%, 03/15/25 (Call 12/15/24)	1,155	1,176,711
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	2,250	2,267,459
3.95%, 06/15/22 (Call 03/15/22)	1,150	1,161,223
4.20%, 09/15/20	850	878,218

		68,205,167
IRON & STEEL — 0.06%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,450	2,565,401
5.20%, 08/01/43 (Call 02/01/43)	1,285	1,358,642
5.75%, 12/01/17	45	47,463
5.85%, 06/01/18	4,035	4,323,516
6.40%, 12/01/37	325	382,830
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,300	1,312,274
Vale Overseas Ltd.
4.38%, 01/11/22	3,445	3,083,275
4.63%, 09/15/20	525	491,531
5.63%, 09/15/19	1,300	1,295,125
6.88%, 11/21/36	5,017	4,132,754
6.88%, 11/10/39	3,120	2,538,900
8.25%, 01/17/34	1,615	1,570,587
Vale SA
5.63%, 09/11/42	870	654,675

		23,756,973
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20	3,900	4,147,519
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,375	2,479,615
4.63%, 07/28/45 (Call 01/28/45)	2,055	2,169,347

		8,796,481

Security	Principal (000s)	Value
LODGING — 0.06%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	$1,865	$1,869,613
5.38%, 08/15/21 (Call 05/15/21)	1,075	1,204,296
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	765	770,446
3.00%, 03/01/19 (Call 12/01/18)	1,756	1,786,685
3.25%, 09/15/22 (Call 06/15/22)	1,740	1,753,187
3.38%, 10/15/20 (Call 07/15/20)	100	103,164
3.75%, 10/01/25 (Call 07/01/25)	1,625	1,683,990
Series N
3.13%, 10/15/21 (Call 07/15/21)	1,675	1,699,910
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,350	1,349,193
3.75%, 03/15/25 (Call 12/15/24)	800	824,520
4.50%, 10/01/34 (Call 04/01/34)	840	825,983
6.75%, 05/15/18	500	541,531
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,749,217
3.90%, 03/01/23 (Call 12/01/22)	875	875,766
4.25%, 03/01/22 (Call 12/01/21)	2,475	2,570,905
5.10%, 10/01/25 (Call 07/01/25)	2,480	2,669,502
5.63%, 03/01/21	575	627,488

		22,905,396
MACHINERY — 0.28%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	3,361	3,362,647
1.25%, 08/18/17	2,000	2,001,745
1.50%, 02/23/18	1,400	1,407,704
1.63%, 06/01/17	1,750	1,759,513
1.70%, 06/16/18	1,600	1,612,947
1.80%, 11/13/18	1,000	1,010,153
2.00%, 03/05/20	1,550	1,566,217
2.05%, 08/01/16	2,870	2,876,773
2.10%, 06/09/19	1,750	1,779,507
2.25%, 12/01/19	300	306,026
2.50%, 11/13/20	1,000	1,026,288
2.85%, 06/01/22	50	51,700
3.25%, 12/01/24	1,308	1,359,845
3.30%, 06/09/24	3,000	3,132,467
3.75%, 11/24/23	1,213	1,308,601
7.15%, 02/15/19	4,105	4,696,703

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Series G
1.25%, 11/06/17	$60	$60,121
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	3,660	3,711,262
3.40%, 05/15/24 (Call 02/15/24)	3,703	3,910,172
3.80%, 08/15/42	1,293	1,254,756
3.90%, 05/27/21	1,965	2,142,278
4.30%, 05/15/44 (Call 11/15/43)	695	726,498
4.75%, 05/15/64 (Call 11/15/63)	5	5,310
5.20%, 05/27/41	2,291	2,676,512
5.30%, 09/15/35	225	262,861
6.05%, 08/15/36	325	413,788
7.90%, 12/15/18	200	231,078
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,000	2,113,223
4.88%, 10/01/43 (Call 04/01/43)	350	388,657
7.13%, 03/01/28	18	24,066
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	2,108	2,144,155
3.90%, 06/09/42 (Call 12/09/41)	1,760	1,792,740
4.38%, 10/16/19	1,961	2,139,272
5.38%, 10/16/29	335	416,478
7.13%, 03/03/31	25	34,791
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	1,000	1,032,805
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	2,000	2,005,705
John Deere Capital Corp.
1.13%, 06/12/17	1,500	1,500,734
1.20%, 10/10/17	530	530,518
1.30%, 03/12/18	100	100,128
1.35%, 01/16/18	4,450	4,463,769
1.55%, 12/15/17	45	45,290
1.70%, 01/15/20	50	49,893
1.75%, 08/10/18	300	302,730
1.85%, 09/15/16	4,850	4,865,156
1.95%, 12/13/18	25	25,343
1.95%, 01/08/19	1,508	1,529,237
2.05%, 03/10/20	1,950	1,966,889
2.30%, 09/16/19	2,000	2,046,189
2.38%, 07/14/20	555	565,807
2.55%, 01/08/21	100	102,578
2.80%, 09/18/17	778	793,188
2.80%, 03/04/21	4,729	4,890,827

Security	Principal (000s)	Value
2.80%, 03/06/23	$3,350	$3,402,140
3.15%, 10/15/21	3,950	4,142,922
3.35%, 06/12/24	1,705	1,790,251
3.90%, 07/12/21	3,350	3,635,580
Series 0014
2.45%, 09/11/20	835	852,689
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,670	1,676,385
2.88%, 03/01/25 (Call 12/01/24)	910	921,710
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	2,050	2,091,992
3.13%, 11/15/22 (Call 08/15/22)	1,665	1,675,668
3.85%, 12/15/25 (Call 09/15/25)	850	886,154

		101,599,131
MANUFACTURING — 0.27%
3M Co.
1.00%, 06/26/17	20	20,005
1.38%, 09/29/16	2,750	2,755,758
1.38%, 08/07/18	1,000	1,004,897
1.63%, 06/15/19	100	100,885
2.00%, 08/07/20	1,000	1,014,436
2.00%, 06/26/22	4,850	4,921,948
3.00%, 08/07/25	1,125	1,196,124
3.88%, 06/15/44	2,150	2,251,621
5.70%, 03/15/37	25	32,482
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	665	680,115
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,990	2,040,897
Crane Co.
2.75%, 12/15/18	200	201,974
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,045,317
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	2,902	3,163,316
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,250	2,450,243
5.38%, 03/01/41 (Call 12/01/40)	1,160	1,414,687
Eaton Corp.
1.50%, 11/02/17	3,550	3,553,615
2.75%, 11/02/22	6,395	6,439,494
4.00%, 11/02/32	2,090	2,134,075
4.15%, 11/02/42	49	50,226
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	100	106,058

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
General Electric Co.
2.70%, 10/09/22	$6,125	$6,301,480
3.38%, 03/11/24	5,100	5,437,896
4.13%, 10/09/42	290	307,812
4.50%, 03/11/44	4,321	4,808,703
5.25%, 12/06/17	5,993	6,362,850
Illinois Tool Works Inc.
1.95%, 03/01/19	250	252,161
3.38%, 09/15/21 (Call 06/15/21)	1,350	1,427,826
3.50%, 03/01/24 (Call 12/01/23)	2,550	2,735,227
3.90%, 09/01/42 (Call 03/01/42)	128	131,455
4.88%, 09/15/41 (Call 03/15/41)	1,585	1,844,143
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	25	25,635
4.25%, 06/15/23	4,174	4,507,088
5.75%, 06/15/43	125	148,074
6.88%, 08/15/18	3,500	3,884,123
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	5	5,048
3.55%, 11/01/24 (Call 08/01/24)	820	845,585
4.65%, 11/01/44 (Call 05/01/44)	250	258,116
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	150	158,249
4.20%, 11/21/34 (Call 05/21/34)	4,500	4,820,605
4.45%, 11/21/44 (Call 05/21/44)	35	38,926
Pentair Finance SA
2.65%, 12/01/19	1,635	1,594,492
2.90%, 09/15/18	1,100	1,101,740
3.15%, 09/15/22 (Call 06/15/22)	1,200	1,157,908
3.63%, 09/15/20 (Call 08/15/20)	1,600	1,608,270
4.65%, 09/15/25 (Call 06/15/25)	1,500	1,532,807
Textron Inc.
3.65%, 03/01/21	1,280	1,322,854
3.88%, 03/01/25 (Call 12/01/24)	130	132,745
4.00%, 03/15/26 (Call 12/15/25)	2,200	2,255,372
4.63%, 09/21/16	800	807,004
5.95%, 09/21/21 (Call 06/21/21)	1,115	1,269,917
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	750	696,445
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	505	505,346
2.38%, 12/17/18 (Call 11/17/18)	470	472,782

Security	Principal (000s)	Value
3.45%, 08/01/24 (Call 05/01/24)	$425	$434,336
3.70%, 02/15/26 (Call 11/15/25)	675	700,411
4.88%, 01/15/21	35	38,414
6.55%, 10/01/17	2,800	2,979,079
7.13%, 10/01/37	25	33,167
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	525	551,074
5.13%, 09/14/45 (Call 03/14/45)	530	579,894

		100,653,232
MEDIA — 0.98%
21st Century Fox America Inc.
3.00%, 09/15/22	4,061	4,163,784
3.70%, 10/15/25 (Call 07/15/25)	2,470	2,620,375
4.00%, 10/01/23	1,000	1,083,549
4.75%, 09/15/44 (Call 03/15/44)	1,150	1,216,854
4.95%, 10/15/45 (Call 04/15/45)	675	741,709
5.40%, 10/01/43	1,275	1,453,124
6.15%, 03/01/37	75	90,593
6.15%, 02/15/41	2,321	2,834,629
6.20%, 12/15/34	4,497	5,460,438
6.40%, 12/15/35	2,090	2,591,385
6.55%, 03/15/33	2,090	2,553,039
6.65%, 11/15/37	1,800	2,289,510
6.90%, 03/01/19	3,600	4,077,133
6.90%, 08/15/39	625	803,716
7.70%, 10/30/25	10	13,358
7.75%, 12/01/45	1,270	1,796,716
7.85%, 03/01/39	2,430	3,349,717
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	50,411
3.38%, 03/01/22 (Call 12/01/21)	625	647,681
3.50%, 01/15/25 (Call 10/15/24)	310	317,140
3.70%, 08/15/24 (Call 05/15/24)	1,600	1,669,000
4.00%, 01/15/26 (Call 10/15/25)	1,590	1,681,142
4.30%, 02/15/21 (Call 11/15/20)	750	807,856
4.60%, 01/15/45 (Call 07/15/44)	1,525	1,504,457
4.63%, 05/15/18	200	210,898
4.85%, 07/01/42 (Call 01/01/42)	550	551,131
4.90%, 08/15/44 (Call 02/15/44)	2,974	3,021,102
5.50%, 05/15/33	1,330	1,431,417
5.75%, 04/15/20	150	169,293
5.90%, 10/15/40 (Call 04/15/40)	750	845,045
7.88%, 07/30/30	1,818	2,529,377

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[c]	$1,215	$1,251,965
4.46%, 07/23/22 (Call 05/23/22)[c]	1,811	1,910,295
4.91%, 07/23/25 (Call 04/23/25)[c]	4,612	4,928,342
6.38%, 10/23/35 (Call 04/23/35)[c]	3,275	3,735,366
6.48%, 10/23/45 (Call 04/23/45)[c]	6,290	7,245,109
6.83%, 10/23/55 (Call 04/23/55)[c]	4,130	4,725,426
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,450	3,440,111
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	2,880	2,963,659
3.13%, 07/15/22	3,300	3,481,403
3.15%, 03/01/26 (Call 12/01/25)	3,995	4,129,635
3.38%, 02/15/25 (Call 11/15/24)	700	739,605
3.38%, 08/15/25 (Call 05/15/25)	2,260	2,381,646
3.60%, 03/01/24	6,250	6,720,312
4.20%, 08/15/34 (Call 02/15/34)	1,586	1,684,940
4.25%, 01/15/33	5,911	6,262,138
4.40%, 08/15/35 (Call 02/15/35)	1,635	1,780,188
4.50%, 01/15/43	36	39,020
4.60%, 08/15/45 (Call 02/15/45)	3,078	3,399,459
4.65%, 07/15/42	6,454	7,112,406
4.75%, 03/01/44	1,980	2,229,002
5.15%, 03/01/20	4,081	4,585,346
5.65%, 06/15/35	625	770,470
5.70%, 05/15/18	500	543,081
6.30%, 11/15/17	372	399,139
6.40%, 03/01/40	40	53,540
6.45%, 03/15/37	3,788	5,021,443
6.50%, 11/15/35	2,325	3,130,149
6.55%, 07/01/39	150	203,523
6.95%, 08/15/37	3,060	4,278,805
7.05%, 03/15/33	595	813,912
Discovery Communications LLC
3.25%, 04/01/23	50	48,402
3.30%, 05/15/22	2,400	2,376,751
3.45%, 03/15/25 (Call 12/15/24)	270	257,830
4.38%, 06/15/21	2,500	2,640,287
4.88%, 04/01/43	2,393	2,136,475
4.95%, 05/15/42	3,667	3,191,390
5.05%, 06/01/20	2,875	3,111,241
6.35%, 06/01/40	1,000	1,020,414

Security	Principal (000s)	Value
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	$499	$528,097
6.13%, 01/31/46 (Call 06/30/45)	2,950	3,124,047
6.63%, 03/18/25	100	120,747
6.63%, 01/15/40	2,045	2,281,388
Historic TW Inc.
6.63%, 05/15/29	1,450	1,792,885
6.88%, 06/15/18	150	165,085
9.15%, 02/01/23	1,850	2,447,853
NBCUniversal Media LLC
2.88%, 01/15/23	2,013	2,079,375
4.38%, 04/01/21	2,200	2,440,461
4.45%, 01/15/43	3,541	3,790,975
5.15%, 04/30/20	2,300	2,588,844
5.95%, 04/01/41	2,728	3,511,662
6.40%, 04/30/40	3,250	4,336,713
Scripps Networks Interactive Inc.
2.70%, 12/15/16	2,400	2,419,620
2.80%, 06/15/20 (Call 05/15/20)	2,325	2,337,044
3.90%, 11/15/24 (Call 08/15/24)	1,025	1,055,190
TCI Communications Inc.
7.13%, 02/15/28	750	1,014,890
7.88%, 02/15/26	1,550	2,168,609
Thomson Reuters Corp.
1.65%, 09/29/17	150	150,045
3.85%, 09/29/24 (Call 06/29/24)	2,750	2,859,560
3.95%, 09/30/21 (Call 06/30/21)	2,200	2,316,920
4.30%, 11/23/23 (Call 08/23/23)	1,948	2,093,879
4.50%, 05/23/43 (Call 11/23/42)	1,400	1,319,529
4.70%, 10/15/19	700	753,559
5.65%, 11/23/43 (Call 05/23/43)	750	829,408
5.85%, 04/15/40	1,000	1,104,909
6.50%, 07/15/18	805	881,166
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	5,115	5,309,887
4.13%, 02/15/21 (Call 11/15/20)	1,420	1,479,540
4.50%, 09/15/42 (Call 03/15/42)	3,336	2,944,173
5.00%, 02/01/20	820	878,872
5.50%, 09/01/41 (Call 03/01/41)	1,805	1,772,063
5.88%, 11/15/40 (Call 05/15/40)	940	975,654
6.55%, 05/01/37	3,438	3,843,846
6.75%, 07/01/18	8,175	8,905,956
6.75%, 06/15/39	4,290	4,902,387
7.30%, 07/01/38	1,076	1,285,214

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
8.25%, 04/01/19	$8,003	$9,235,431
8.75%, 02/14/19	500	580,765
Time Warner Companies Inc.
6.95%, 01/15/28	655	816,899
7.25%, 10/15/17	11	11,812
Time Warner Entertainment Co. LP
8.38%, 03/15/23	4,550	5,789,789
8.38%, 07/15/33	2,035	2,655,350
Time Warner Inc.
2.10%, 06/01/19	1,300	1,306,528
2.95%, 07/15/26 (Call 04/15/26)	850	834,607
3.40%, 06/15/22	3,331	3,446,958
3.55%, 06/01/24 (Call 03/01/24)	1,625	1,676,839
3.60%, 07/15/25 (Call 04/15/25)	2,100	2,178,514
3.88%, 01/15/26 (Call 10/15/25)	1,930	2,034,015
4.00%, 01/15/22	7,950	8,468,523
4.05%, 12/15/23	1,150	1,236,188
4.65%, 06/01/44 (Call 12/01/43)	1,890	1,926,767
4.70%, 01/15/21	1,005	1,104,616
4.75%, 03/29/21	722	796,466
4.85%, 07/15/45 (Call 01/15/45)	2,300	2,415,138
4.88%, 03/15/20	150	164,105
4.90%, 06/15/42	1,045	1,102,817
5.35%, 12/15/43	1,195	1,317,087
5.38%, 10/15/41	25	27,541
6.10%, 07/15/40	152	180,396
6.20%, 03/15/40	650	774,488
6.25%, 03/29/41	3,285	3,979,233
6.50%, 11/15/36	1,567	1,914,948
7.63%, 04/15/31	3,038	4,025,837
7.70%, 05/01/32	6,366	8,501,534
Verizon Communications Inc.
4.52%, 09/15/48	2,546	2,557,222
4.67%, 03/15/55	445	434,557
Viacom Inc.
2.20%, 04/01/19	100	99,517
2.50%, 12/15/16	1,600	1,608,744
3.13%, 06/15/22 (Call 03/15/22)	3,475	3,391,652
3.88%, 12/15/21	1,550	1,601,123
3.88%, 04/01/24 (Call 01/01/24)	1,850	1,842,569
4.25%, 09/01/23 (Call 06/01/23)	1,390	1,420,865
4.38%, 03/15/43	3,293	2,552,868
4.50%, 03/01/21	1,750	1,871,749
4.50%, 02/27/42	1,250	1,000,690

Security	Principal (000s)	Value
4.85%, 12/15/34 (Call 06/15/34)	$2,146	$1,935,267
4.88%, 06/15/43 (Call 12/15/42)	415	348,754
5.25%, 04/01/44 (Call 10/01/43)	2,383	2,161,571
5.85%, 09/01/43 (Call 03/01/43)	1,256	1,208,655
6.13%, 10/05/17	292	308,183
6.88%, 04/30/36	2,670	2,831,460
Walt Disney Co. (The)
1.10%, 12/01/17	98	98,033
1.50%, 09/17/18	785	790,363
1.85%, 05/30/19	280	283,959
2.15%, 09/17/20	1,500	1,532,845
2.35%, 12/01/22	4,378	4,452,231
2.75%, 08/16/21	700	731,848
3.00%, 02/13/26	1,900	1,992,272
3.15%, 09/17/25	975	1,039,390
3.70%, 12/01/42	2,710	2,753,413
3.75%, 06/01/21	2,130	2,320,312
4.13%, 06/01/44	1,150	1,248,349
4.38%, 08/16/41	2,660	2,959,250
5.50%, 03/15/19	425	473,020
7.00%, 03/01/32	1,300	1,840,246
Series E
4.13%, 12/01/41	1,756	1,888,908

		360,210,932
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
1.25%, 01/15/18	1,945	1,946,332
2.25%, 06/15/20 (Call 05/15/20)	150	152,502
2.50%, 01/15/23 (Call 10/15/22)	1,140	1,151,117
3.25%, 06/15/25 (Call 03/15/25)	1,250	1,315,051
3.90%, 01/15/43 (Call 07/15/42)	1,440	1,479,216
4.20%, 06/15/35 (Call 12/15/34)	2,100	2,267,669
4.38%, 06/15/45 (Call 12/15/44)	30	33,292
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,240	1,112,902
5.25%, 10/01/54 (Call 04/01/54)	925	792,598

		10,250,679
MINING — 0.24%
Barrick Gold Corp.
3.85%, 04/01/22	600	604,306
4.10%, 05/01/23	362	366,683
5.25%, 04/01/42	55	50,179

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Barrick North America Finance LLC
4.40%, 05/30/21	$3,900	$4,075,787
5.70%, 05/30/41	5,199	4,879,836
5.75%, 05/01/43	33	32,266
7.50%, 09/15/38	1,660	1,745,841
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	1,875	1,765,538
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	675	677,643
2.88%, 02/24/22	3,250	3,260,808
3.25%, 11/21/21	5,250	5,406,399
3.85%, 09/30/23	425	444,198
4.13%, 02/24/42	2,895	2,744,889
5.00%, 09/30/43	4,709	4,973,048
6.50%, 04/01/19	2,268	2,545,893
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	250	251,821
3.70%, 03/15/23 (Call 12/15/22)	1,150	1,130,658
5.45%, 06/09/44 (Call 12/09/43)	75	70,054
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	2,275	2,279,392
4.88%, 03/15/42 (Call 09/15/41)	290	260,898
5.88%, 04/01/35	320	316,002
6.25%, 10/01/39	5,429	5,579,999
Placer Dome Inc.
6.45%, 10/15/35	195	193,161
Rio Tinto Alcan Inc.
5.75%, 06/01/35	220	236,276
6.13%, 12/15/33	35	39,406
7.25%, 03/15/31	1,261	1,484,418
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	100	103,897
3.75%, 09/20/21	4,570	4,779,832
3.75%, 06/15/25 (Call 03/15/25)	5,369	5,334,568
4.13%, 05/20/21	650	690,893
5.20%, 11/02/40	4,370	4,545,388
7.13%, 07/15/28	570	700,494
9.00%, 05/01/19	6,230	7,376,157
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	1,015	1,020,393
2.88%, 08/21/22 (Call 05/21/22)	2,100	2,066,223
3.50%, 03/22/22 (Call 12/22/21)	3,125	3,178,557
4.13%, 08/21/42 (Call 02/21/42)	2,250	2,070,136
4.75%, 03/22/42 (Call 09/22/41)	625	630,886

Security	Principal (000s)	Value
Southern Copper Corp.
3.50%, 11/08/22	$2,150	$2,107,000
3.88%, 04/23/25	200	192,750
5.25%, 11/08/42	1,660	1,373,650
5.88%, 04/23/45	1,370	1,203,887
6.75%, 04/16/40	3,100	3,007,000
7.50%, 07/27/35	1,925	2,021,250
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	125	118,125

		87,936,485
OFFICE & BUSINESS EQUIPMENT — 0.05%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	3,190	3,300,878
4.75%, 05/15/18	2,213	2,308,420
5.75%, 09/15/17	100	103,799
6.25%, 03/15/19	700	764,775
Xerox Corp.
2.75%, 03/15/19	25	24,618
2.80%, 05/15/20	2,100	1,992,389
3.50%, 08/20/20	1,000	968,637
3.80%, 05/15/24	50	45,442
4.50%, 05/15/21	3,020	2,990,900
4.80%, 03/01/35	990	924,228
6.35%, 05/15/18	2,370	2,518,125
6.75%, 12/15/39	1,910	1,805,781

		17,747,992
OIL & GAS — 1.75%
Anadarko Finance Co.
7.50%, 05/01/31	100	112,689
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	3,150	2,977,401
4.50%, 07/15/44 (Call 01/15/44)	2,020	1,723,349
6.20%, 03/15/40	45	46,501
6.38%, 09/15/17	13	13,731
6.45%, 09/15/36	4,846	5,166,895
6.60%, 03/15/46 (Call 09/15/45)	4,000	4,456,656
6.95%, 06/15/19	500	545,887
8.70%, 03/15/19	500	564,750
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	50	46,911
3.25%, 04/15/22 (Call 01/15/22)	4,250	4,236,748
3.63%, 02/01/21 (Call 11/01/20)	1,750	1,783,600
4.25%, 01/15/44 (Call 07/15/43)	125	113,900

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.75%, 04/15/43 (Call 10/15/42)	$5,551	$5,318,563
5.10%, 09/01/40 (Call 03/01/40)	223	218,854
5.25%, 02/01/42 (Call 08/01/41)	20	19,624
6.00%, 01/15/37	1,105	1,188,842
Apache Finance Canada Corp.
7.75%, 12/15/29	1,450	1,787,981
BP Capital Markets PLC
1.38%, 11/06/17	203	202,765
1.38%, 05/10/18	1,864	1,856,822
1.67%, 02/13/18	300	300,735
2.24%, 05/10/19	2,050	2,073,959
2.25%, 11/01/16	2,700	2,710,711
2.32%, 02/13/20	7,600	7,668,244
2.50%, 11/06/22	2,900	2,838,826
2.75%, 05/10/23	1,350	1,332,777
3.06%, 03/17/22	1,440	1,463,004
3.12%, 05/04/26 (Call 02/04/26)	785	783,960
3.25%, 05/06/22	3,450	3,531,166
3.51%, 03/17/25	2,030	2,098,576
3.54%, 11/04/24	2,045	2,115,940
3.56%, 11/01/21	2,500	2,632,093
3.81%, 02/10/24	224	235,891
3.99%, 09/26/23	3,000	3,197,718
4.50%, 10/01/20	500	545,944
4.74%, 03/11/21	4,925	5,451,649
4.75%, 03/10/19	5,845	6,296,857
British Transco Finance Inc.
6.63%, 06/01/18	2,025	2,208,682
Burlington Resources Finance Co.
7.20%, 08/15/31	985	1,174,655
7.40%, 12/01/31	1,634	1,977,215
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	120	114,816
3.80%, 04/15/24 (Call 01/15/24)	1,300	1,199,442
3.90%, 02/01/25 (Call 11/01/24)	1,790	1,657,855
5.85%, 02/01/35	900	833,914
5.90%, 02/01/18	950	988,570
6.25%, 03/15/38	3,115	3,029,617
6.45%, 06/30/33	800	786,503
6.50%, 02/15/37	555	540,437
6.75%, 02/01/39	50	49,789
7.20%, 01/15/32	15	15,301

Security	Principal (000s)	Value
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	$134	$133,554
1.34%, 11/09/17	2,000	2,004,747
1.35%, 11/15/17	3,000	3,007,247
1.37%, 03/02/18	1,180	1,178,731
1.56%, 05/16/19	1,000	999,539
1.72%, 06/24/18 (Call 05/24/18)	6,319	6,348,620
1.79%, 11/16/18	2,818	2,833,768
1.96%, 03/03/20 (Call 02/03/20)	3,800	3,799,939
2.10%, 05/16/21 (Call 04/15/21)	2,000	2,001,731
2.19%, 11/15/19 (Call 10/15/19)	630	639,580
2.36%, 12/05/22 (Call 09/05/22)	4,600	4,557,057
2.41%, 03/03/22 (Call 01/03/22)	6,090	6,089,884
2.42%, 11/17/20 (Call 10/17/20)	7,008	7,112,448
2.43%, 06/24/20 (Call 05/24/20)	4,900	4,977,554
2.57%, 05/16/23 (Call 03/16/23)	2,000	1,995,980
2.95%, 05/16/26 (Call 02/16/26)	3,000	3,017,592
3.19%, 06/24/23 (Call 03/24/23)	2,500	2,598,969
3.33%, 11/17/25 (Call 08/17/25)	670	696,544
4.95%, 03/03/19	500	543,454
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	2,691	2,742,603
5.88%, 05/01/22 (Call 05/01/17)	64	66,784
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	1,750	1,739,501
3.00%, 05/09/23	5,650	5,492,697
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,900	1,876,352
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	1,200	1,246,188
4.88%, 04/30/44	2,700	2,879,749
Conoco Funding Co.
7.25%, 10/15/31	2,626	3,164,410
ConocoPhillips
5.20%, 05/15/18	450	476,791
5.75%, 02/01/19	2,740	2,988,487
5.90%, 10/15/32	1,817	2,022,961
5.90%, 05/15/38	1,455	1,652,364
6.00%, 01/15/20	960	1,077,007
6.50%, 02/01/39	698	862,387
6.65%, 07/15/18	875	957,627
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	2,000	2,272,595

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	$122	$120,294
1.50%, 05/15/18	705	699,248
2.20%, 05/15/20 (Call 04/15/20)	895	889,574
2.40%, 12/15/22 (Call 09/15/22)	3,625	3,483,893
2.88%, 11/15/21 (Call 09/15/21)	3,600	3,602,447
3.35%, 11/15/24 (Call 08/15/24)	1,870	1,865,275
3.35%, 05/15/25 (Call 02/15/25)	1,325	1,321,602
4.15%, 11/15/34 (Call 05/15/34)	1,205	1,154,577
4.20%, 03/15/21 (Call 02/15/21)	200	212,157
4.30%, 11/15/44 (Call 05/15/44)	1,670	1,607,422
4.95%, 03/15/26 (Call 12/15/25)	540	592,256
5.95%, 03/15/46 (Call 09/15/45)	634	755,237
ConocoPhillips Holding Co.
6.95%, 04/15/29	5,990	7,193,462
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	450	432,000
3.25%, 05/15/22 (Call 02/15/22)	813	735,765
4.00%, 07/15/21 (Call 04/15/21)	3,650	3,522,250
4.75%, 05/15/42 (Call 11/15/41)	1,140	936,153
5.00%, 06/15/45 (Call 12/15/44)	2,855	2,400,991
5.60%, 07/15/41 (Call 01/15/41)	1,975	1,726,386
5.85%, 12/15/25 (Call 09/15/25)	50	52,056
6.30%, 01/15/19	7,371	7,739,549
7.95%, 04/15/32	285	305,392
Devon Financing Co. LLC
7.88%, 09/30/31	100	106,339
Ecopetrol SA
4.13%, 01/16/25	3,350	2,922,875
4.25%, 09/18/18	1,750	1,798,125
5.38%, 06/26/26 (Call 03/26/26)	800	744,000
5.88%, 09/18/23	1,750	1,745,625
5.88%, 05/28/45	1,750	1,400,000
7.38%, 09/18/43	5,100	4,736,625
7.63%, 07/23/19	2,025	2,260,406
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	2,500	2,206,250
6.50%, 08/15/34	2,500	2,212,500
Eni USA Inc.
7.30%, 11/15/27	15	18,003
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	750	751,030
2.63%, 03/15/23 (Call 12/15/22)	1,535	1,496,663
3.90%, 04/01/35 (Call 10/01/34)	3,825	3,659,375

Security	Principal (000s)	Value
4.10%, 02/01/21	$2,450	$2,609,199
4.15%, 01/15/26 (Call 10/15/25)	1,000	1,066,842
5.10%, 01/15/36 (Call 07/15/35)	100	109,862
5.63%, 06/01/19	1,000	1,096,558
EQT Corp.
4.88%, 11/15/21	4,400	4,508,601
8.13%, 06/01/19	200	219,000
Exxon Mobil Corp.
1.31%, 03/06/18	2,500	2,505,558
1.44%, 03/01/18	1,068	1,072,827
1.71%, 03/01/19	9,345	9,402,914
1.82%, 03/15/19 (Call 02/15/19)	2,584	2,610,785
1.91%, 03/06/20 (Call 02/06/20)	2,871	2,886,341
2.22%, 03/01/21 (Call 02/01/21)	1,563	1,581,776
2.40%, 03/06/22 (Call 01/06/22)	2,318	2,346,651
2.71%, 03/06/25 (Call 12/06/24)	3,200	3,244,975
3.04%, 03/01/26 (Call 12/01/25)	1,170	1,203,974
3.18%, 03/15/24 (Call 12/15/23)	1,500	1,565,656
3.57%, 03/06/45 (Call 09/06/44)	6,565	6,404,546
4.11%, 03/01/46 (Call 09/01/45)	3,622	3,851,054
Hess Corp.
1.30%, 06/15/17	1,640	1,615,400
3.50%, 07/15/24 (Call 04/15/24)	540	516,548
5.60%, 02/15/41	4,870	4,720,361
6.00%, 01/15/40	1,235	1,229,396
7.13%, 03/15/33	930	990,155
7.30%, 08/15/31	1,030	1,120,758
7.88%, 10/01/29	940	1,064,392
8.13%, 02/15/19	1,850	2,053,500
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	425	425,824
4.00%, 04/15/24 (Call 01/15/24)	390	386,492
6.15%, 06/15/19	700	747,257
6.80%, 09/15/37	1,015	1,107,170
7.25%, 12/15/19	3,350	3,731,969
Kerr-McGee Corp.
6.95%, 07/01/24	500	555,918
7.88%, 09/15/31	50	56,308
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	500	455,000
2.80%, 11/01/22 (Call 08/01/22)	3,000	2,580,000
3.85%, 06/01/25 (Call 03/01/25)	2,000	1,750,000
5.20%, 06/01/45 (Call 12/01/44)	2,505	2,066,625
5.90%, 03/15/18	175	180,250

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.00%, 10/01/17	$2,248	$2,315,440
6.60%, 10/01/37	1,081	1,021,545
6.80%, 03/15/32	25	24,000
Marathon Petroleum Corp.
2.70%, 12/14/18	1,000	1,011,595
3.40%, 12/15/20 (Call 11/15/20)	915	924,017
3.63%, 09/15/24 (Call 06/15/24)	100	93,769
4.75%, 09/15/44 (Call 03/15/44)	670	538,414
5.00%, 09/15/54 (Call 03/15/54)	190	149,143
5.13%, 03/01/21	3,350	3,622,510
5.85%, 12/15/45 (Call 06/15/45)	1,765	1,607,482
6.50%, 03/01/41 (Call 09/01/40)	2,500	2,488,818
Nabors Industries Inc.
4.63%, 09/15/21	125	106,875
5.00%, 09/15/20	1,500	1,357,500
5.10%, 09/15/23 (Call 06/15/23)	2,420	2,057,000
9.25%, 01/15/19	600	621,000
Nexen Energy ULC
6.20%, 07/30/19	2,015	2,242,695
6.40%, 05/15/37	2,774	3,310,936
7.50%, 07/30/39	8,125	10,557,381
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,705	1,740,976
5.05%, 11/15/44 (Call 05/15/44)	40	38,056
5.25%, 11/15/43 (Call 05/15/43)	565	538,514
6.00%, 03/01/41 (Call 09/01/40)	3,675	3,681,303
8.25%, 03/01/19	1,800	2,028,060
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	150	149,554
2.60%, 04/15/22 (Call 03/15/22)	1,384	1,386,847
3.13%, 02/15/22 (Call 11/15/21)	4,225	4,356,418
3.40%, 04/15/26 (Call 01/15/26)	1,090	1,109,326
3.50%, 06/15/25 (Call 03/15/25)	2,200	2,261,399
4.40%, 04/15/46 (Call 10/15/45)	2,485	2,583,002
4.63%, 06/15/45 (Call 12/15/44)	930	992,835
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,520	1,636,849
Petro-Canada
5.35%, 07/15/33	25	26,189
5.95%, 05/15/35	25	27,608
6.05%, 05/15/18	150	160,167
6.80%, 05/15/38	495	591,691

Security	Principal (000s)	Value
Petroleos Mexicanos
3.50%, 07/18/18	$150	$150,730
3.50%, 01/30/23	6,245	5,711,188
4.50%, 01/23/26	5,700	5,320,159
4.88%, 01/24/22	3,020	3,033,682
4.88%, 01/18/24	3,850	3,768,353
5.50%, 01/21/21	3,321	3,448,411
5.50%, 06/27/44	6,774	5,679,967
5.63%, 01/23/46	7,045	5,982,386
5.75%, 03/01/18	4,195	4,369,561
6.00%, 03/05/20	2,700	2,856,541
6.38%, 01/23/45	3,900	3,656,553
6.50%, 06/02/41	10,419	9,907,187
6.63%, 06/15/35	4,144	4,047,351
6.63%, 06/15/38	100	95,814
8.00%, 05/03/19	14,533	16,109,146
Phillips 66
2.95%, 05/01/17	3,360	3,412,589
4.30%, 04/01/22	4,740	5,051,320
4.65%, 11/15/34 (Call 05/15/34)	765	775,652
4.88%, 11/15/44 (Call 05/15/44)	2,770	2,851,215
5.88%, 05/01/42	3,855	4,320,302
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	210	212,142
3.95%, 07/15/22 (Call 04/15/22)	4,475	4,602,323
4.45%, 01/15/26 (Call 10/15/25)	500	528,062
Shell International Finance BV
1.13%, 08/21/17	2,228	2,226,589
1.25%, 11/10/17	3,415	3,414,652
1.38%, 05/10/19	2,500	2,485,538
1.63%, 11/10/18	3,150	3,157,359
1.88%, 05/10/21	1,698	1,677,682
2.00%, 11/15/18	5,326	5,386,470
2.13%, 05/11/20	4,203	4,228,974
2.25%, 11/10/20	1,385	1,396,031
2.25%, 01/06/23	2,000	1,947,761
2.38%, 08/21/22	3,485	3,477,672
2.88%, 05/10/26	1,500	1,485,950
3.25%, 05/11/25	3,475	3,552,420
3.40%, 08/12/23	1,125	1,169,850
3.63%, 08/21/42	215	197,519
4.00%, 05/10/46	1,000	976,810
4.13%, 05/11/35	5,715	5,858,453
4.30%, 09/22/19	9,925	10,725,903

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.38%, 03/25/20	$650	$706,657
4.38%, 05/11/45	4,630	4,776,212
4.55%, 08/12/43	7,580	7,987,466
5.50%, 03/25/40	655	767,529
6.38%, 12/15/38	2,454	3,135,974
Statoil ASA
1.80%, 11/23/16	1,000	1,004,280
2.45%, 01/17/23	554	542,848
2.65%, 01/15/24	1,200	1,184,901
3.13%, 08/17/17	6,125	6,264,258
3.15%, 01/23/22	6,400	6,596,709
3.70%, 03/01/24	1,000	1,056,244
3.95%, 05/15/43	3,227	3,130,150
4.80%, 11/08/43	2,100	2,309,255
5.10%, 08/17/40	1,500	1,712,359
5.25%, 04/15/19	10,010	10,964,324
7.15%, 01/15/29	500	661,705
7.75%, 06/15/23	500	632,075
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	935	946,065
6.10%, 06/01/18	3,151	3,372,422
6.50%, 06/15/38	6,378	7,565,160
6.85%, 06/01/39	1,766	2,131,234
Tosco Corp.
7.80%, 01/01/27	2,200	2,745,780
8.13%, 02/15/30	725	911,711
Total Capital Canada Ltd.
2.75%, 07/15/23	269	268,400
Total Capital International SA
2.10%, 06/19/19	200	202,207
2.13%, 01/10/19	250	252,526
2.70%, 01/25/23	2,350	2,345,062
2.75%, 06/19/21	1,250	1,275,474
2.88%, 02/17/22	2,900	2,962,163
3.75%, 04/10/24	3,400	3,605,511
Total Capital SA
2.13%, 08/10/18	10,000	10,117,494
4.13%, 01/28/21	50	54,077
4.45%, 06/24/20	7,050	7,686,330
Valero Energy Corp.
3.65%, 03/15/25	600	591,783
4.90%, 03/15/45	175	152,283
6.13%, 06/15/17	758	789,366
6.13%, 02/01/20	200	222,865

Security	Principal (000s)	Value
6.63%, 06/15/37	$5,546	$5,763,792
7.50%, 04/15/32	865	978,817
9.38%, 03/15/19	1,919	2,267,755
10.50%, 03/15/39	325	437,973
XTO Energy Inc.
5.50%, 06/15/18	2,700	2,917,355
6.75%, 08/01/37	525	749,270

		642,700,002
OIL & GAS SERVICES — 0.12%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	3,450	3,568,207
5.13%, 09/15/40	960	1,035,307
6.88%, 01/15/29	70	88,714
7.50%, 11/15/18	1,556	1,760,974
FMC Technologies Inc.
2.00%, 10/01/17	50	49,125
3.45%, 10/01/22 (Call 07/01/22)	2,000	1,890,000
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	13	13,306
3.50%, 08/01/23 (Call 05/01/23)	4,058	4,111,714
3.80%, 11/15/25 (Call 08/15/25)	6,595	6,679,883
4.50%, 11/15/41 (Call 05/15/41)	2,107	2,004,047
4.75%, 08/01/43 (Call 02/01/43)	1,101	1,086,757
4.85%, 11/15/35 (Call 05/15/35)	545	559,618
5.00%, 11/15/45 (Call 05/15/45)	3,858	3,956,168
6.15%, 09/15/19	3,450	3,859,324
6.70%, 09/15/38	770	925,249
7.45%, 09/15/39	1,893	2,474,663
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	4,769	4,235,547
3.95%, 12/01/42 (Call 06/01/42)	1,465	1,078,930
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	1,700	1,561,721
Schlemburger Ltd.
1.40%, 06/15/17	1,000	992,566
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	3,090	3,254,188

		45,186,008
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	900	960,960
6.80%, 08/01/19	525	589,427

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	$200	$200,907
3.90%, 06/15/22 (Call 03/15/22)	750	779,115
4.50%, 11/01/23 (Call 08/01/23)	2,000	2,126,550
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	820	875,170
5.75%, 11/01/40 (Call 05/01/40)	2,978	3,361,370
WestRock RKT Co.
3.50%, 03/01/20	500	512,006
4.00%, 03/01/23 (Call 12/01/22)	800	821,454
4.90%, 03/01/22	575	625,314

		10,852,273
PHARMACEUTICALS — 1.27%
Abbott Laboratories
2.00%, 03/15/20	1,500	1,485,824
2.55%, 03/15/22	1,050	1,043,747
2.95%, 03/15/25 (Call 12/15/24)	2,065	2,051,578
4.13%, 05/27/20	1,700	1,816,843
5.13%, 04/01/19	2,310	2,509,356
5.30%, 05/27/40	1,495	1,720,889
6.00%, 04/01/39	895	1,132,235
6.15%, 11/30/37	1,100	1,404,351
AbbVie Inc.
1.75%, 11/06/17	5,350	5,359,244
1.80%, 05/14/18	2,745	2,748,822
2.00%, 11/06/18	4,250	4,262,338
2.30%, 05/14/21 (Call 04/14/21)	1,020	1,017,087
2.50%, 05/14/20 (Call 04/14/20)	1,155	1,165,164
2.85%, 05/14/23 (Call 03/14/23)	3,400	3,377,109
2.90%, 11/06/22	4,995	5,020,841
3.20%, 11/06/22 (Call 09/06/22)	7,780	7,943,656
3.20%, 05/14/26 (Call 02/14/26)	1,480	1,470,684
3.60%, 05/14/25 (Call 02/14/25)	2,395	2,457,320
4.30%, 05/14/36 (Call 11/14/35)	1,500	1,488,914
4.40%, 11/06/42	3,549	3,491,318
4.45%, 05/14/46 (Call 11/14/45)	935	929,515
4.50%, 05/14/35 (Call 11/14/34)	9,275	9,384,572
4.70%, 05/14/45 (Call 11/14/44)	7,360	7,552,104
Actavis Funding SCS
2.35%, 03/12/18	2,536	2,556,874
3.00%, 03/12/20 (Call 02/12/20)	7,713	7,817,923
3.45%, 03/15/22 (Call 01/15/22)	2,765	2,805,804
3.80%, 03/15/25 (Call 12/15/24)	9,319	9,431,286

Security	Principal (000s)	Value
3.85%, 06/15/24 (Call 03/15/24)	$2,486	$2,535,656
4.55%, 03/15/35 (Call 09/15/34)	6,819	6,720,609
4.75%, 03/15/45 (Call 09/15/44)	2,803	2,765,711
4.85%, 06/15/44 (Call 12/15/43)	930	934,870
Actavis Inc.
1.88%, 10/01/17	3,250	3,254,148
3.25%, 10/01/22 (Call 07/01/22)	5,450	5,446,618
4.63%, 10/01/42 (Call 04/01/42)	2,950	2,887,953
6.13%, 08/15/19	857	955,540
Allergan Inc./U.S.
1.35%, 03/15/18	500	495,382
2.80%, 03/15/23 (Call 12/15/22)	4,300	4,140,977
3.38%, 09/15/20	5,647	5,797,634
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	2,250	2,321,804
4.25%, 03/01/45 (Call 09/01/44)	75	74,556
AstraZeneca PLC
1.75%, 11/16/18	2,000	2,010,715
1.95%, 09/18/19	250	250,978
2.38%, 11/16/20	2,000	2,018,064
3.38%, 11/16/25	2,700	2,779,568
4.00%, 09/18/42	1,180	1,173,167
4.38%, 11/16/45	2,540	2,665,203
5.90%, 09/15/17	2,546	2,694,239
6.45%, 09/15/37	6,983	9,196,146
Baxalta Inc.
2.00%, 06/22/18[c]	280	277,334
2.88%, 06/23/20 (Call 05/23/20)[c]	1,055	1,051,529
3.60%, 06/23/22 (Call 04/23/22)[c]	340	344,311
4.00%, 06/23/25 (Call 03/23/25)[c]	6,508	6,563,744
5.25%, 06/23/45 (Call 12/23/44)[c]	1,793	1,810,033
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,600	1,597,183
2.00%, 08/01/22	2,911	2,892,326
3.25%, 11/01/23	1,950	2,084,634
3.25%, 08/01/42	1,750	1,650,771
5.88%, 11/15/36	2,040	2,636,212
Cardinal Health Inc.
1.70%, 03/15/18	3,600	3,601,421
1.95%, 06/15/18	1,600	1,607,113
3.20%, 06/15/22	2,500	2,588,797
3.50%, 11/15/24 (Call 08/15/24)	1,000	1,048,436
3.75%, 09/15/25 (Call 06/15/25)	840	897,481
4.50%, 11/15/44 (Call 05/15/44)	2,075	2,112,979

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.60%, 03/15/43	$565	$583,944
4.90%, 09/15/45 (Call 03/15/45)	212	229,719
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,500	1,551,886
Eli Lilly & Co.
1.25%, 03/01/18	404	404,158
1.95%, 03/15/19	1,590	1,606,108
2.75%, 06/01/25 (Call 03/01/25)	385	396,062
3.70%, 03/01/45 (Call 09/01/44)	755	754,220
5.50%, 03/15/27	700	877,550
5.55%, 03/15/37	3,223	4,009,446
Express Scripts Holding Co.
1.25%, 06/02/17	36	35,883
2.25%, 06/15/19	2,696	2,709,662
3.30%, 02/25/21 (Call 01/25/21)	200	206,435
3.50%, 06/15/24 (Call 03/15/24)	1,350	1,365,243
3.90%, 02/15/22	4,634	4,835,888
4.50%, 02/25/26 (Call 11/25/25)	1,500	1,607,073
4.75%, 11/15/21	2,600	2,860,173
6.13%, 11/15/41	3,195	3,676,065
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	300	308,726
4.20%, 03/18/43	10	10,693
5.65%, 05/15/18	5,139	5,566,417
6.38%, 05/15/38	7,300	9,967,532
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	7,220	7,454,809
Johnson & Johnson
1.13%, 11/21/17	157	157,224
1.65%, 12/05/18	1,950	1,972,755
1.65%, 03/01/21 (Call 02/01/21)	1,741	1,747,918
1.88%, 12/05/19	50	50,937
2.05%, 03/01/23 (Call 01/01/23)	1,400	1,395,802
2.45%, 03/01/26 (Call 12/01/25)	5,861	5,853,587
2.95%, 09/01/20	130	137,394
3.38%, 12/05/23	3,700	4,030,395
3.55%, 05/15/21	1,500	1,630,499
3.55%, 03/01/36 (Call 09/01/35)	3,375	3,535,913
3.70%, 03/01/46 (Call 09/01/45)	3,825	4,039,654
4.38%, 12/05/33 (Call 06/05/33)	2,010	2,307,788
4.50%, 09/01/40	195	228,956
4.50%, 12/05/43 (Call 06/05/43)	34	40,336
4.85%, 05/15/41	850	1,050,362
4.95%, 05/15/33	125	152,795

Security	Principal (000s)	Value
5.15%, 07/15/18	$500	$542,058
5.55%, 08/15/17	6,250	6,591,609
5.85%, 07/15/38	35	48,690
5.95%, 08/15/37	3,295	4,596,811
6.95%, 09/01/29	540	780,302
McKesson Corp.
1.40%, 03/15/18	926	923,926
2.28%, 03/15/19	525	532,206
2.70%, 12/15/22 (Call 09/15/22)	1,925	1,906,590
2.85%, 03/15/23 (Call 12/15/22)	2,300	2,308,948
3.80%, 03/15/24 (Call 12/15/23)	875	930,522
4.75%, 03/01/21 (Call 12/01/20)	2,275	2,495,508
4.88%, 03/15/44 (Call 09/15/43)	225	247,644
6.00%, 03/01/41 (Call 09/01/40)	2,015	2,480,232
7.50%, 02/15/19	3,000	3,442,861
Mead Johnson Nutrition Co.
3.00%, 11/15/20	840	864,354
4.13%, 11/15/25 (Call 08/15/25)	470	500,789
4.60%, 06/01/44 (Call 12/01/43)	2,124	2,179,153
5.90%, 11/01/39	1,500	1,781,165
Medco Health Solutions Inc.
4.13%, 09/15/20	500	531,550
7.13%, 03/15/18	3,176	3,464,794
Merck & Co. Inc.
1.10%, 01/31/18	350	350,419
1.30%, 05/18/18	3,050	3,063,178
1.85%, 02/10/20	1,000	1,013,912
2.40%, 09/15/22 (Call 06/15/22)	100	100,779
2.75%, 02/10/25 (Call 11/10/24)	2,920	2,974,243
2.80%, 05/18/23	9,674	9,961,869
3.60%, 09/15/42 (Call 03/15/42)	650	640,654
3.70%, 02/10/45 (Call 08/10/44)	3,445	3,435,406
3.88%, 01/15/21 (Call 10/15/20)	4,427	4,799,688
4.15%, 05/18/43	3,425	3,646,702
6.50%, 12/01/33	1,840	2,452,303
6.55%, 09/15/37	2,020	2,776,412
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	4,893	5,425,841
5.85%, 06/30/39	25	31,769
5.95%, 12/01/28	1,605	2,012,527
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	1,620	1,658,249
Novartis Capital Corp.
2.40%, 09/21/22	3,799	3,852,131

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.00%, 11/20/25 (Call 08/20/25)	$2,000	$2,069,480
3.40%, 05/06/24	2,978	3,175,337
3.70%, 09/21/42	1,748	1,802,951
4.00%, 11/20/45 (Call 05/20/45)	3,025	3,261,104
4.40%, 05/06/44	5,058	5,780,910
Novartis Securities Investment Ltd.
5.13%, 02/10/19	10,835	11,889,147
Owens & Minor Inc.
3.88%, 09/15/21	300	307,399
4.38%, 12/15/24 (Call 09/15/24)	700	710,749
Perrigo Co. PLC
2.30%, 11/08/18	500	496,746
4.00%, 11/15/23 (Call 08/15/23)	2,380	2,382,328
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	265	269,471
3.50%, 12/15/21 (Call 10/15/21)	1,500	1,513,851
3.90%, 12/15/24 (Call 09/15/24)	1,000	983,262
4.38%, 03/15/26 (Call 12/15/25)	1,800	1,826,705
4.90%, 12/15/44 (Call 06/15/44)	1,000	916,003
Pfizer Inc.
1.50%, 06/15/18	8,810	8,858,266
1.95%, 06/03/21	1,500	1,497,795
2.10%, 05/15/19	213	216,824
2.75%, 06/03/26	685	684,822
3.00%, 06/15/23	250	260,741
3.40%, 05/15/24	2,250	2,406,247
4.30%, 06/15/43	4,800	5,232,674
4.40%, 05/15/44	1,080	1,197,801
6.20%, 03/15/19	13,846	15,585,401
7.20%, 03/15/39	2,360	3,488,775
Pharmacia LLC
6.50%, 12/01/18	700	786,908
6.60%, 12/01/28	4,930	6,534,890
Sanofi
1.25%, 04/10/18	2,800	2,798,604
4.00%, 03/29/21	2,333	2,534,184
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,206,608
2.95%, 12/18/22	100	99,000
Series 2
3.65%, 11/10/21	4,584	4,762,923

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	$40	$46,621
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	2,105	2,187,163
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	2,250	2,244,283
Wyeth LLC
5.95%, 04/01/37	2,638	3,401,824
6.00%, 02/15/36	555	708,349
6.45%, 02/01/24	500	621,035
6.50%, 02/01/34	558	740,612
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	3,589	3,581,544
3.45%, 11/13/20 (Call 10/13/20)	970	996,963
4.50%, 11/13/25 (Call 08/13/25)	1,090	1,163,238
4.70%, 02/01/43 (Call 08/01/42)	4,200	4,114,878

		467,369,457
PIPELINES — 0.84%
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	795	802,927
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	3,500	3,074,250
5.75%, 09/15/19	500	516,050
5.88%, 11/15/16	18	18,309
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	1,650	1,637,460
4.15%, 07/01/23 (Call 04/01/23)	2,975	2,880,365
4.35%, 10/15/24 (Call 07/15/24)	1,000	967,050
4.88%, 02/01/21 (Call 11/01/20)	300	310,380
5.60%, 10/15/44 (Call 04/15/44)	950	843,733
5.85%, 11/15/43 (Call 05/15/43)	1,125	1,017,979
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	2,985	3,162,025
5.85%, 01/15/41 (Call 07/15/40)	608	672,193
6.00%, 05/15/18	1,220	1,306,862
6.63%, 11/01/37	345	418,940
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	3,543	3,624,737
5.80%, 06/01/45 (Call 12/01/44)	50	53,766

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 06/27/16)	$1,200	$1,245,000
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	525	575,933
8.63%, 01/15/22	2,825	3,267,178
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	150	137,250
3.90%, 05/15/24 (Call 02/15/24)	675	567,000
5.00%, 05/15/44 (Call 11/15/43)	40	29,800
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	1,900	1,889,991
4.38%, 10/15/20 (Call 09/15/20)	1,000	1,010,257
5.20%, 03/15/20	125	129,944
5.50%, 09/15/40 (Call 03/15/40)	390	363,515
5.88%, 10/15/25 (Call 07/15/25)	1,000	1,064,632
7.38%, 10/15/45 (Call 04/15/45)	1,000	1,151,577
9.88%, 03/01/19	400	458,586
Series B
6.50%, 04/15/18	1,250	1,321,250
7.50%, 04/15/38	870	966,826
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	3,050	2,849,467
4.50%, 06/10/44 (Call 12/10/43)	1,355	1,106,717
Energy Transfer Partners LP
2.50%, 06/15/18	250	246,250
3.60%, 02/01/23 (Call 11/01/22)	4,970	4,517,513
4.15%, 10/01/20 (Call 08/01/20)	2,275	2,229,500
4.65%, 06/01/21 (Call 03/01/21)	1,738	1,720,620
4.75%, 01/15/26 (Call 10/15/25)	1,025	976,599
4.90%, 03/15/35 (Call 09/15/34)	290	239,074
5.15%, 02/01/43 (Call 08/01/42)	380	307,793
5.15%, 03/15/45 (Call 09/15/44)	4,055	3,431,143
5.20%, 02/01/22 (Call 11/01/21)	3,470	3,487,350
5.95%, 10/01/43 (Call 04/01/43)	25	22,415
6.05%, 06/01/41 (Call 12/01/40)	65	58,564
6.13%, 12/15/45 (Call 06/15/45)	25	23,416
6.50%, 02/01/42 (Call 08/01/41)	4,575	4,416,604
6.63%, 10/15/36	30	28,674
6.70%, 07/01/18	1,500	1,593,750
7.50%, 07/01/38	25	26,003
7.60%, 02/01/24 (Call 11/01/23)	3,000	3,240,227
9.70%, 03/15/19	2,362	2,645,440

Security	Principal (000s)	Value
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	$2,000	$1,740,000
5.05%, 04/01/45 (Call 10/01/44)	500	367,500
5.60%, 04/01/44 (Call 10/01/43)	210	160,650
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	2,235	2,264,874
2.85%, 04/15/21 (Call 03/15/21)	1,065	1,076,366
3.35%, 03/15/23 (Call 12/15/22)	2,350	2,379,726
3.70%, 02/15/26 (Call 11/15/25)	2,495	2,527,929
3.75%, 02/15/25 (Call 11/15/24)	2,750	2,803,060
3.90%, 02/15/24 (Call 11/15/23)	1,730	1,788,323
3.95%, 02/15/27 (Call 11/15/26)	670	691,223
4.45%, 02/15/43 (Call 08/15/42)	55	51,444
4.85%, 08/15/42 (Call 02/15/42)	4,343	4,257,042
4.85%, 03/15/44 (Call 09/15/43)	4,511	4,452,598
4.90%, 05/15/46 (Call 11/15/45)	1,495	1,498,325
4.95%, 10/15/54 (Call 04/15/54)	125	116,197
5.10%, 02/15/45 (Call 08/15/44)	5,103	5,229,597
5.95%, 02/01/41	1,660	1,823,054
6.13%, 10/15/39	525	579,943
6.45%, 09/01/40	150	170,351
6.50%, 01/31/19	1,600	1,778,016
7.55%, 04/15/38	30	36,692
Series D
6.88%, 03/01/33	265	308,164
Series H
6.65%, 10/15/34	2,025	2,321,160
Series L
6.30%, 09/15/17	2,451	2,588,324
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	1,650	1,495,725
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	2,050	2,025,124
3.45%, 02/15/23 (Call 11/15/22)	1,325	1,239,001
3.50%, 03/01/21 (Call 01/01/21)	1,610	1,572,534
3.50%, 09/01/23 (Call 06/01/23)	2,050	1,908,069
3.95%, 09/01/22 (Call 06/01/22)	950	928,775
4.15%, 02/01/24 (Call 11/01/23)	6,008	5,784,100
4.25%, 09/01/24 (Call 06/01/24)	25	24,096
4.30%, 05/01/24 (Call 02/01/24)	1,010	978,032
4.70%, 11/01/42 (Call 05/01/42)	55	45,044
5.00%, 10/01/21 (Call 07/01/21)	1,939	2,003,839
5.00%, 08/15/42 (Call 02/15/42)	105	89,544
5.00%, 03/01/43 (Call 09/01/42)	65	55,352

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.30%, 09/15/20	$2,635	$2,762,125
5.40%, 09/01/44 (Call 03/01/44)	1,155	1,027,412
5.50%, 03/01/44 (Call 09/01/43)	1,690	1,526,726
5.63%, 09/01/41	300	269,812
5.80%, 03/15/35	25	23,408
5.95%, 02/15/18	900	946,435
6.38%, 03/01/41	50	48,420
6.50%, 04/01/20	767	834,148
6.50%, 02/01/37	25	24,210
6.50%, 09/01/39	505	493,950
6.55%, 09/15/40	515	500,584
6.85%, 02/15/20	750	823,929
6.95%, 01/15/38	3,170	3,264,774
7.30%, 08/15/33	525	546,658
7.40%, 03/15/31	75	78,186
7.50%, 11/15/40	25	26,194
9.00%, 02/01/19	150	169,684
Kinder Morgan Inc./DE
2.00%, 12/01/17	129	127,444
3.05%, 12/01/19 (Call 11/01/19)	3,485	3,454,128
4.30%, 06/01/25 (Call 03/01/25)	5,670	5,531,735
5.05%, 02/15/46 (Call 08/15/45)	3,730	3,271,050
5.30%, 12/01/34 (Call 06/01/34)	6,965	6,290,881
5.55%, 06/01/45 (Call 12/01/44)	3,853	3,553,861
7.00%, 06/15/17	28	29,202
7.25%, 06/01/18	150	161,015
7.75%, 01/15/32	150	162,272
7.80%, 08/01/31	25	26,885
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	100	96,753
4.20%, 12/01/42 (Call 06/01/42)	400	354,108
4.20%, 03/15/45 (Call 09/15/44)	150	133,127
4.25%, 02/01/21	2,000	2,115,975
5.15%, 10/15/43 (Call 04/15/43)	525	529,951
6.40%, 05/01/37	1,250	1,408,000
6.55%, 07/15/19	350	390,331
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)[c]	1,500	1,417,500
4.88%, 12/01/24 (Call 09/01/24)[c]	4,000	3,780,000
5.50%, 02/15/23 (Call 08/15/17)[c]	3,000	2,940,000
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,650	1,627,991
3.20%, 09/15/18 (Call 08/15/18)	3,925	3,913,973
3.38%, 10/01/22 (Call 07/01/22)	1,525	1,453,231

Security	Principal (000s)	Value
4.90%, 03/15/25 (Call 12/15/24)	$11	$11,011
6.13%, 02/01/41 (Call 08/01/40)	3,775	3,585,948
6.20%, 09/15/43 (Call 03/15/43)	50	47,870
6.65%, 10/01/36	750	730,720
6.85%, 10/15/37	750	742,813
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	35	30,400
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	2,835	2,696,931
3.60%, 11/01/24 (Call 08/01/24)	2,154	1,916,730
3.65%, 06/01/22 (Call 03/01/22)	208	195,023
3.85%, 10/15/23 (Call 07/15/23)	15	13,829
4.65%, 10/15/25 (Call 07/15/25)	4,450	4,211,654
4.70%, 06/15/44 (Call 12/15/43)	205	161,278
4.90%, 02/15/45 (Call 08/15/44)	1,015	829,019
5.00%, 02/01/21 (Call 11/01/20)	3,575	3,644,243
5.15%, 06/01/42 (Call 12/01/41)	1,205	984,636
6.50%, 05/01/18	1,047	1,102,171
6.65%, 01/15/37	933	870,106
8.75%, 05/01/19	640	718,615
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	325	304,760
5.00%, 10/01/22 (Call 07/01/22)	2,947	2,895,428
5.50%, 04/15/23 (Call 10/15/17)	2,000	1,940,000
5.75%, 09/01/20 (Call 06/01/20)	2,200	2,266,000
5.88%, 03/01/22 (Call 12/01/21)	2,000	2,040,000
Southern Natural Gas Co. LLC
8.00%, 03/01/32	1,030	1,118,346
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,865	2,869,836
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	2,564	2,359,479
6.20%, 04/15/18	150	157,390
7.50%, 09/15/38	450	489,371
8.00%, 10/01/19	1,900	2,159,803
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	1,256	1,270,185
3.50%, 03/15/25 (Call 12/15/24)	2,380	2,338,425
4.50%, 03/15/45 (Call 09/15/44)	3,400	3,198,275
4.60%, 06/15/21 (Call 03/15/21)	742	790,815
5.95%, 09/25/43 (Call 03/25/43)	90	98,512

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	$1,770	$1,656,614
4.65%, 02/15/22	1,986	2,028,801
5.30%, 04/01/44 (Call 10/01/43)	2,460	2,157,486
5.35%, 05/15/45 (Call 11/15/44)	905	803,662
6.10%, 02/15/42	1,700	1,639,038
6.85%, 02/15/40	140	138,608
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	1,225	1,115,387
4.65%, 06/15/21 (Call 03/15/21)	1,030	1,007,382
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	2,100	2,265,522
Texas Eastern Transmission LP
7.00%, 07/15/32	190	222,771
TransCanada PipeLines Ltd.
1.63%, 11/09/17	41	40,894
1.88%, 01/12/18	1,485	1,482,593
2.50%, 08/01/22	1,650	1,592,992
3.13%, 01/15/19	1,125	1,147,696
3.75%, 10/16/23 (Call 07/16/23)	1,750	1,801,385
3.80%, 10/01/20	1,045	1,090,817
4.63%, 03/01/34 (Call 12/01/33)	2,655	2,667,426
4.88%, 01/15/26 (Call 10/15/25)	2,945	3,233,009
5.00%, 10/16/43 (Call 04/16/43)	101	104,249
5.60%, 03/31/34	450	496,450
5.85%, 03/15/36	500	560,680
6.10%, 06/01/40	2,355	2,738,168
VRN, (3 mo. LIBOR US + 2.210%)
6.35%, 05/15/67 (Call 05/15/17)	79	54,115
6.50%, 08/15/18	400	436,571
7.13%, 01/15/19	2,544	2,842,327
7.25%, 08/15/38	2,546	3,194,832
7.63%, 01/15/39	3,317	4,441,496
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	5	4,261
5.40%, 08/15/41 (Call 02/15/41)	15	13,873
7.85%, 02/01/26 (Call 11/01/25)[c]	3,175	3,799,137
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	3,750	3,543,750
5.38%, 06/01/21 (Call 03/01/21)	2,250	2,278,125
5.45%, 04/01/44 (Call 10/01/43)	35	30,100

Security	Principal (000s)	Value
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	$850	$731,000
3.60%, 03/15/22 (Call 01/15/22)	2,302	2,025,760
3.90%, 01/15/25 (Call 10/15/24)	1,200	1,029,000
4.00%, 11/15/21 (Call 08/15/21)	1,500	1,380,000
4.00%, 09/15/25 (Call 06/15/25)	1,515	1,302,900
4.13%, 11/15/20 (Call 08/15/20)	2,305	2,166,700
4.30%, 03/04/24 (Call 12/04/23)	3,023	2,698,028
4.90%, 01/15/45 (Call 07/15/44)	1,500	1,170,000
5.10%, 09/15/45 (Call 03/15/45)	25	20,063
5.25%, 03/15/20	1,275	1,278,188
5.40%, 03/04/44 (Call 09/04/43)	40	32,600
5.80%, 11/15/43 (Call 05/15/43)	653	545,255
6.30%, 04/15/40	3,250	2,957,500
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	3,013	2,741,830
4.88%, 03/15/24 (Call 03/15/19)	2,750	2,481,875
6.13%, 07/15/22 (Call 01/15/17)	2,650	2,583,750

		308,513,033
REAL ESTATE — 0.02%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	500	506,315
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	300	302,671
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	3,089	3,121,829
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	315	330,347
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	508,999
5.88%, 06/15/17	562	585,004
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	300	287,560
4.60%, 04/01/24 (Call 01/01/24)	1,434	1,444,536

		7,087,261
REAL ESTATE INVESTMENT TRUSTS — 0.61%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	1,000	992,775
3.90%, 06/15/23 (Call 03/15/23)	500	510,957
4.30%, 01/15/26 (Call 10/15/25)	40	41,136
4.50%, 07/30/29 (Call 04/30/29)	20	20,127
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,586,040

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	$325	$333,250
3.38%, 10/15/26 (Call 07/15/26)	785	773,543
3.40%, 02/15/19	2,265	2,340,979
3.45%, 09/15/21	725	744,712
3.50%, 01/31/23	2,550	2,590,222
4.00%, 06/01/25 (Call 03/01/25)	500	520,463
4.40%, 02/15/26 (Call 11/15/25)	105	112,073
4.50%, 01/15/18	2,050	2,134,474
4.70%, 03/15/22	3,368	3,643,750
5.00%, 02/15/24	4,470	4,940,032
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	500	501,945
2.95%, 09/15/22 (Call 06/15/22)	100	101,881
3.45%, 06/01/25 (Call 03/03/25)	1,150	1,189,218
3.50%, 11/15/25 (Call 08/15/25)	230	238,547
3.63%, 10/01/20 (Call 07/01/20)	50	52,745
3.95%, 01/15/21 (Call 10/15/20)	1,700	1,815,226
4.20%, 12/15/23 (Call 09/16/23)	250	272,008
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	3,575	3,613,282
3.65%, 02/01/26 (Call 11/03/25)	1,395	1,447,491
3.70%, 11/15/18 (Call 08/17/18)	2,350	2,451,755
3.80%, 02/01/24 (Call 11/01/23)	1,113	1,172,989
3.85%, 02/01/23 (Call 11/01/22)	75	79,214
4.13%, 05/15/21 (Call 02/15/21)	50	53,791
5.63%, 11/15/20 (Call 08/15/20)	675	765,616
5.88%, 10/15/19 (Call 07/17/19)	2,375	2,650,646
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	600	602,221
4.55%, 10/01/29 (Call 07/01/29)	515	518,303
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	875	866,701
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,229,956
4.63%, 06/15/21 (Call 03/15/21)	122	132,708
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	4,200	3,931,390
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	2,250	2,151,642
3.70%, 06/15/21 (Call 04/15/21)	2,650	2,606,732
5.25%, 02/15/24 (Call 11/15/23)	940	976,108
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	2,080	2,141,805

Security	Principal (000s)	Value
3.70%, 06/15/26 (Call 03/15/26)	$855	$861,659
4.45%, 02/15/26 (Call 11/15/25)	1,000	1,064,749
5.25%, 01/15/23	5,025	5,563,328
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	500	528,456
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	3,500	3,413,033
3.50%, 01/15/21 (Call 11/15/20)	20	20,321
3.63%, 02/01/25 (Call 11/01/24)	15	14,640
4.25%, 02/01/26 (Call 11/01/25)	1,217	1,237,370
4.63%, 07/15/22 (Call 04/15/22)	150	159,205
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	1,000	1,021,402
3.63%, 10/01/22 (Call 07/03/22)	3,350	3,343,061
4.75%, 10/01/25 (Call 07/01/25)	1,300	1,335,274
5.25%, 03/15/21 (Call 12/15/20)	1,500	1,638,135
Duke Realty LP
3.88%, 02/15/21 (Call 12/15/20)	850	884,588
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,807,209
4.38%, 06/15/22 (Call 03/15/22)	1,345	1,429,310
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	1,000	983,176
5.75%, 08/15/22 (Call 05/15/22)	250	268,034
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	200	198,736
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	50	50,799
3.38%, 06/01/25 (Call 03/01/25)	8	8,227
4.50%, 07/01/44 (Call 01/01/44)	2,065	2,205,732
4.50%, 06/01/45 (Call 12/01/44)	580	623,312
4.75%, 07/15/20 (Call 04/15/20)	4,900	5,368,846
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	20	20,218
3.38%, 04/15/26 (Call 01/15/26)	250	250,827
3.63%, 08/15/22 (Call 05/15/22)	750	781,157
3.88%, 05/01/24 (Call 02/01/24)	550	577,572
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	25	26,503
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	405	384,922
3.88%, 08/15/24 (Call 05/17/24)	1,025	1,013,631
4.00%, 06/01/25 (Call 03/01/25)	2,827	2,809,169
4.25%, 11/15/23 (Call 08/15/23)	4,150	4,231,563
5.38%, 02/01/21 (Call 11/03/20)	3,765	4,147,289

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.70%, 01/30/18	$2,320	$2,490,470
6.75%, 02/01/41 (Call 08/01/40)	15	17,976
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	800	795,925
5.75%, 01/15/21	1,100	1,211,575
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	2,900	2,889,861
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	1,750	1,735,972
4.50%, 03/15/25 (Call 09/15/24)	500	488,108
4.65%, 03/15/24 (Call 09/15/23)	925	913,972
5.00%, 08/15/22 (Call 02/15/22)	2,800	2,925,241
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	3,505	3,469,705
5.25%, 03/15/22 (Call 12/15/21)	240	258,957
Series D
3.75%, 10/15/23 (Call 07/15/23)	1,645	1,615,357
Series F
4.50%, 02/01/26 (Call 11/01/25)	1,020	1,048,827
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	90	92,399
4.80%, 07/15/18 (Call 05/15/18)	2,875	3,004,543
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	1,025	1,047,191
4.25%, 04/01/45 (Call 10/01/44)	3,265	3,166,756
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	1,000	1,056,286
4.75%, 10/01/20 (Call 07/01/20)	2,000	2,148,596
6.63%, 10/01/17	100	106,083
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	570	568,571
3.15%, 05/15/23 (Call 02/15/23)	1,750	1,567,992
4.50%, 04/18/22 (Call 01/18/22)	1,950	1,958,545
7.75%, 08/15/19	2,010	2,252,036
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	200	204,285
4.30%, 10/15/23 (Call 07/15/23)	2,900	3,038,715
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	220	218,863
3.90%, 06/15/24 (Call 03/15/24)	600	612,780
5.50%, 07/15/21 (Call 04/15/21)	700	783,453
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	1,455	1,390,582
4.95%, 04/01/24 (Call 01/01/24)	1,800	1,847,526

Security	Principal (000s)	Value
5.25%, 01/15/26 (Call 10/15/25)	$15	$15,465
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	350	352,572
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	113	117,901
4.25%, 08/15/23 (Call 05/15/23)	1,750	1,905,378
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	650	649,631
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	2,165	2,215,283
4.13%, 10/15/26 (Call 07/15/26)	15	15,683
4.65%, 08/01/23 (Call 05/01/23)	2,000	2,167,748
5.75%, 01/15/21 (Call 10/15/20)	75	84,502
6.75%, 08/15/19	100	113,748
Regency Centers LP
3.90%, 11/01/25 (Call 08/01/25)	15	15,308
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	1,000	1,001,114
3.60%, 02/01/20 (Call 01/01/20)	725	724,716
4.50%, 02/01/25 (Call 11/01/24)	4,200	4,029,394
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	992,368
4.75%, 05/01/24 (Call 11/01/23)	3,000	2,906,656
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	162	163,371
2.75%, 02/01/23 (Call 11/01/22)	2,050	2,076,014
3.30%, 01/15/26 (Call 10/15/25)	805	834,312
3.75%, 02/01/24 (Call 11/01/23)	150	160,684
4.13%, 12/01/21 (Call 09/01/21)	400	434,653
4.25%, 10/01/44 (Call 04/01/44)	150	155,340
4.38%, 03/01/21 (Call 12/01/20)	10,600	11,624,907
4.75%, 03/15/42 (Call 09/15/41)	2,239	2,472,033
5.65%, 02/01/20 (Call 11/01/19)	2,920	3,277,366
6.75%, 02/01/40 (Call 11/01/39)	1,530	2,111,967
10.35%, 04/01/19 (Call 01/01/19)	200	243,562
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	2,650	2,698,863
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	200	208,314
4.25%, 06/01/18	1,550	1,617,201
4.63%, 01/10/22 (Call 10/10/21)	1,600	1,734,432
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	550	548,577
4.13%, 01/15/26 (Call 10/15/25)	2,185	2,283,630

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.38%, 02/01/45 (Call 08/01/44)	$30	$27,649
5.70%, 09/30/43 (Call 03/30/43)	225	252,216
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	213	214,307
3.25%, 08/15/22 (Call 05/15/22)	25	25,243
4.25%, 03/01/22 (Call 12/01/21)	4,298	4,570,783
4.75%, 06/01/21 (Call 03/01/21)	3,400	3,721,616
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	1,000	1,074,415
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,750	1,855,049
Weingarten Realty Investors
4.45%, 01/15/24 (Call 10/15/23)	1,000	1,039,206
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	1,064	1,084,960
4.13%, 04/01/19 (Call 01/01/19)	1,603	1,682,273
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,391,516
5.13%, 03/15/43 (Call 09/15/42)	890	921,279
5.25%, 01/15/22 (Call 10/15/21)	108	118,738
6.13%, 04/15/20	600	671,071
6.50%, 03/15/41 (Call 09/15/40)	1,655	2,005,537
Weyerhaeuser Co.
6.88%, 12/15/33	3,011	3,631,249
6.95%, 10/01/27	460	562,172
7.38%, 03/15/32	2,145	2,727,655

		224,576,681
RETAIL — 0.94%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	1,250	1,319,436
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,041,820
5.75%, 05/01/20	125	137,071
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	810	814,703
4.50%, 10/01/25 (Call 07/01/25)	3,400	3,524,584
AutoZone Inc.
1.63%, 04/21/19	205	204,125
2.88%, 01/15/23 (Call 10/15/22)	50	50,031
3.13%, 07/15/23 (Call 04/15/23)	1,000	1,013,029
3.13%, 04/21/26 (Call 01/21/26)	645	644,471
3.25%, 04/15/25 (Call 01/15/25)	1,295	1,313,086
3.70%, 04/15/22 (Call 01/15/22)	950	1,001,216

Security	Principal (000s)	Value
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	$1,230	$1,136,512
5.17%, 08/01/44 (Call 02/01/44)	1,740	1,494,083
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	2,250	2,356,875
Brinker International Inc.
2.60%, 05/15/18	1,700	1,707,191
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	500	502,338
Costco Wholesale Corp.
1.13%, 12/15/17	1,466	1,468,186
1.70%, 12/15/19	4,540	4,585,768
2.25%, 02/15/22	1,830	1,850,447
CVS Health Corp.
1.20%, 12/05/16	1,300	1,302,211
1.90%, 07/20/18	3,280	3,309,046
2.25%, 12/05/18 (Call 11/05/18)	1,013	1,029,666
2.25%, 08/12/19 (Call 07/12/19)	2,500	2,541,752
2.75%, 12/01/22 (Call 09/01/22)	4,275	4,296,786
2.80%, 07/20/20 (Call 06/20/20)	2,468	2,535,615
3.38%, 08/12/24 (Call 05/12/24)	2,703	2,821,977
3.50%, 07/20/22 (Call 05/20/22)	3,597	3,786,884
3.88%, 07/20/25 (Call 04/20/25)	10,320	11,116,268
4.00%, 12/05/23 (Call 09/05/23)	2,700	2,936,703
4.13%, 05/15/21 (Call 02/15/21)	200	216,089
4.75%, 05/18/20 (Call 11/18/19)	2,050	2,241,973
4.88%, 07/20/35 (Call 01/20/35)	5,110	5,797,681
5.13%, 07/20/45 (Call 01/20/45)	3,013	3,493,660
5.30%, 12/05/43 (Call 06/05/43)	45	53,067
5.75%, 06/01/17	1,250	1,306,021
5.75%, 05/15/41 (Call 11/15/40)	775	959,459
6.13%, 09/15/39	3,125	3,993,514
6.25%, 06/01/27	2,705	3,211,971
Darden Restaurants Inc.
6.80%, 10/15/37	1,355	1,540,319
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	620	626,106
4.13%, 07/15/17	70	71,936
4.15%, 11/01/25 (Call 08/01/25)	500	531,983
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	2,450	2,492,875
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	1,758	1,792,188
2.00%, 04/01/21 (Call 03/01/21)	503	507,291

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.25%, 09/10/18 (Call 08/10/18)	$1,200	$1,228,299
2.63%, 06/01/22 (Call 05/01/22)	2,491	2,554,853
2.70%, 04/01/23 (Call 01/01/23)	100	102,712
3.00%, 04/01/26 (Call 01/01/26)	2,070	2,140,747
3.35%, 09/15/25 (Call 06/15/25)	2,775	2,959,099
3.75%, 02/15/24 (Call 11/15/23)	2,457	2,690,198
4.20%, 04/01/43 (Call 10/01/42)	4,400	4,694,407
4.25%, 04/01/46 (Call 10/01/45)	3,750	4,063,709
4.40%, 04/01/21 (Call 01/01/21)	8,808	9,765,580
4.40%, 03/15/45 (Call 09/15/44)	665	730,629
4.88%, 02/15/44 (Call 08/15/43)	1,265	1,481,040
5.40%, 09/15/40 (Call 03/15/40)	874	1,075,105
5.88%, 12/16/36	2,425	3,123,512
5.95%, 04/01/41 (Call 10/01/40)	3,250	4,268,860
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	800	812,661
4.25%, 07/17/25 (Call 04/17/25)	75	70,733
4.75%, 12/15/23 (Call 09/15/23)	3,400	3,445,155
5.55%, 07/17/45 (Call 01/17/45)	1,015	845,431
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	2,850	2,865,310
2.50%, 04/15/26 (Call 01/15/26)	1,950	1,923,969
3.12%, 04/15/22 (Call 01/15/22)	1,850	1,943,427
3.38%, 09/15/25 (Call 06/15/25)	2,238	2,368,672
3.70%, 04/15/46 (Call 10/15/45)	2,000	1,951,958
3.75%, 04/15/21 (Call 01/15/21)	3,000	3,231,898
3.80%, 11/15/21 (Call 08/15/21)	920	998,587
4.38%, 09/15/45 (Call 03/15/45)	3,549	3,822,410
4.63%, 04/15/20 (Call 10/15/19)	225	245,615
4.65%, 04/15/42 (Call 10/15/41)	1,371	1,527,221
5.00%, 09/15/43 (Call 03/15/43)	287	335,697
5.13%, 11/15/41 (Call 05/15/41)	2,000	2,358,156
5.50%, 10/15/35	75	91,026
5.80%, 10/15/36	40	49,993
5.80%, 04/15/40 (Call 10/15/39)	2,365	2,992,442
6.65%, 09/15/37	78	106,802
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	2,000	1,891,962
3.88%, 01/15/22 (Call 10/15/21)	2,300	2,295,744
4.30%, 02/15/43 (Call 08/15/42)	13	9,746
4.50%, 12/15/34 (Call 06/15/34)	2,050	1,731,983
5.13%, 01/15/42 (Call 07/15/41)	820	685,893
5.90%, 12/01/16	2,400	2,459,071
6.38%, 03/15/37	1,935	1,878,316

Security	Principal (000s)	Value
6.65%, 07/15/24	$670	$753,259
6.70%, 07/15/34	615	642,276
6.90%, 01/15/32	30	31,508
7.45%, 07/15/17	100	106,041
McDonald’s Corp.
2.10%, 12/07/18	718	729,010
2.20%, 05/26/20 (Call 04/26/20)	2,675	2,707,960
2.63%, 01/15/22	2,800	2,843,061
2.75%, 12/09/20 (Call 11/09/20)	895	921,024
3.38%, 05/26/25 (Call 02/26/25)	1,408	1,464,345
3.63%, 05/20/21	8	8,522
3.63%, 05/01/43	25	22,938
3.70%, 01/30/26 (Call 10/30/25)	9,640	10,242,917
3.70%, 02/15/42	2,351	2,189,712
4.60%, 05/26/45 (Call 11/26/44)	1,850	1,967,267
4.70%, 12/09/35 (Call 06/09/35)	305	331,726
4.88%, 07/15/40	175	190,405
4.88%, 12/09/45 (Call 06/09/45)	810	898,932
5.00%, 02/01/19	1,000	1,086,013
5.35%, 03/01/18	2,202	2,353,500
5.80%, 10/15/17	1,161	1,231,364
6.30%, 10/15/37	1,685	2,129,386
6.30%, 03/01/38	2,603	3,296,746
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,900	1,983,970
4.75%, 05/01/20	4,755	5,085,415
5.00%, 01/15/44 (Call 07/15/43)	815	737,555
6.95%, 03/15/28	340	410,170
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	555	572,492
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,848,007
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,195,817
QVC Inc.
3.13%, 04/01/19	200	202,152
4.38%, 03/15/23	1,025	1,006,672
4.85%, 04/01/24	1,200	1,206,570
5.13%, 07/02/22	3,175	3,346,632
5.45%, 08/15/34 (Call 02/15/34)	2,095	1,844,561
5.95%, 03/15/43	415	372,396
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	250	251,938
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	4,650	4,647,305

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	$1,125	$1,144,387
2.45%, 06/15/26 (Call 03/15/26)	1,115	1,106,677
3.85%, 10/01/23 (Call 07/01/23)	1,750	1,934,266
4.30%, 06/15/45 (Call 12/15/44)	1,020	1,149,499
Target Corp.
2.30%, 06/26/19	1,300	1,333,962
2.50%, 04/15/26	1,500	1,488,997
2.90%, 01/15/22	2,050	2,139,855
3.50%, 07/01/24	2,100	2,263,263
3.63%, 04/15/46	4,290	4,182,189
3.88%, 07/15/20	60	64,896
4.00%, 07/01/42	198	204,324
6.00%, 01/15/18	8,599	9,261,876
6.35%, 11/01/32	22	28,946
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	645	613,167
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	1,225	1,226,182
6.95%, 04/15/19	482	554,435
Wal-Mart Stores Inc.
1.95%, 12/15/18	7,200	7,346,066
2.55%, 04/11/23 (Call 01/11/23)	1,770	1,810,729
3.25%, 10/25/20	500	535,135
3.30%, 04/22/24 (Call 01/22/24)	5,331	5,720,275
3.63%, 07/08/20	2,250	2,432,082
4.00%, 04/11/43 (Call 10/11/42)	3,925	4,138,624
4.13%, 02/01/19	700	750,759
4.25%, 04/15/21	2,799	3,116,099
4.30%, 04/22/44 (Call 10/22/43)	2,351	2,590,082
4.75%, 10/02/43 (Call 04/02/43)	9,319	10,859,460
4.88%, 07/08/40	45	52,703
5.00%, 10/25/40	1,872	2,231,938
5.25%, 09/01/35	915	1,150,318
5.63%, 04/01/40	405	518,263
5.63%, 04/15/41	399	512,013
5.80%, 02/15/18	2,500	2,698,967
5.88%, 04/05/27	55	70,814
6.20%, 04/15/38	841	1,142,679
6.50%, 08/15/37	10,536	14,755,880
7.55%, 02/15/30	500	744,415
Walgreen Co.
3.10%, 09/15/22	4,365	4,397,247
4.40%, 09/15/42	400	387,511
5.25%, 01/15/19	600	647,530

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	$265	$266,041
1.75%, 05/30/18	370	370,673
2.70%, 11/18/19 (Call 10/18/19)	2,640	2,690,843
3.10%, 06/01/23 (Call 04/01/23)	280	280,216
3.30%, 11/18/21 (Call 09/18/21)	2,800	2,879,673
3.45%, 06/01/26 (Call 03/01/26)	330	330,431
3.80%, 11/18/24 (Call 08/18/24)	819	847,406
4.50%, 11/18/34 (Call 05/18/34)	2,880	2,931,391
4.65%, 06/01/46 (Call 12/01/45)	95	96,292
4.80%, 11/18/44 (Call 05/18/44)	1,997	2,048,114

		345,403,795
SAVINGS & LOANS — 0.01%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	700	707,401
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	3,275	3,344,908

		4,052,309
SEMICONDUCTORS — 0.24%
Altera Corp.
2.50%, 11/15/18	1,525	1,568,071
4.10%, 11/15/23	1,075	1,192,523
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	2,800	3,023,197
5.30%, 12/15/45 (Call 06/15/45)	275	318,559
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	885	906,285
3.90%, 10/01/25 (Call 07/01/25)	640	682,116
4.30%, 06/15/21	900	984,666
5.10%, 10/01/35 (Call 04/01/35)	1,190	1,301,351
5.85%, 06/15/41	2,012	2,371,708
Intel Corp.
1.35%, 12/15/17	11,934	11,983,572
1.95%, 10/01/16	950	953,768
2.45%, 07/29/20	353	363,139
2.60%, 05/19/26 (Call 02/19/26)	1,000	996,992
2.70%, 12/15/22	3,084	3,179,076
3.10%, 07/29/22	845	891,512
3.30%, 10/01/21	6,170	6,576,546
3.70%, 07/29/25 (Call 04/29/25)	2,575	2,817,352
4.00%, 12/15/32	655	692,835
4.10%, 05/19/46 (Call 11/19/45)	1,000	1,011,023
4.25%, 12/15/42	1,030	1,060,641

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.80%, 10/01/41	$1,549	$1,717,323
4.90%, 07/29/45 (Call 01/29/45)	7,765	8,755,745
KLA-Tencor Corp.
2.38%, 11/01/17	255	256,587
3.38%, 11/01/19 (Call 10/01/19)	190	192,685
4.13%, 11/01/21 (Call 09/01/21)	400	418,517
4.65%, 11/01/24 (Call 08/01/24)	2,260	2,388,213
5.65%, 11/01/34 (Call 07/01/34)	1,005	1,053,282
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	100	101,016
2.80%, 06/15/21 (Call 05/15/21)	145	145,592
3.45%, 06/15/23 (Call 04/15/23)	130	131,288
3.80%, 03/15/25 (Call 12/15/24)	1,315	1,292,315
3.90%, 06/15/26 (Call 03/15/26)	240	245,010
Maxim Integrated Products Inc.
2.50%, 11/15/18	2,150	2,163,938
3.38%, 03/15/23 (Call 12/15/22)	2,850	2,898,682
QUALCOMM Inc.
1.40%, 05/18/18	2,255	2,262,107
2.25%, 05/20/20	870	886,229
3.00%, 05/20/22	6,196	6,397,639
3.45%, 05/20/25 (Call 02/20/25)	2,700	2,793,822
4.65%, 05/20/35 (Call 11/20/34)	4,075	4,268,406
4.80%, 05/20/45 (Call 11/20/44)	1,201	1,207,375
Texas Instruments Inc.
1.65%, 08/03/19	250	250,947
1.75%, 05/01/20 (Call 04/01/20)	2,150	2,148,379
2.75%, 03/12/21 (Call 02/12/21)	1,150	1,190,502
Xilinx Inc.
2.13%, 03/15/19	225	225,592
3.00%, 03/15/21	1,405	1,464,264

		87,730,387
SOFTWARE — 0.50%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,241	1,279,371
4.75%, 02/01/20	20	21,926
Autodesk Inc.
1.95%, 12/15/17	975	973,130
3.60%, 12/15/22 (Call 09/15/22)	500	502,494
4.38%, 06/15/25 (Call 03/15/25)	970	997,881
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,700	1,787,433

Security	Principal (000s)	Value
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	$3,710	$3,964,557
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)	1,260	1,274,741
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	1,080	1,126,490
4.80%, 03/01/26 (Call 12/01/25)	1,820	1,907,025
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,500	1,493,613
2.85%, 10/15/18	375	380,973
3.50%, 04/15/23 (Call 01/15/23)	700	707,667
3.63%, 10/15/20 (Call 09/15/20)	1,212	1,264,542
4.50%, 10/15/22 (Call 08/15/22)	1,000	1,082,515
5.00%, 03/15/22 (Call 03/15/17)	1,280	1,332,278
5.00%, 10/15/25 (Call 07/15/25)	6,250	6,933,215
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	2,300	2,390,617
4.75%, 06/15/21	1,000	1,096,394
Microsoft Corp.
0.88%, 11/15/17	186	185,860
1.30%, 11/03/18	2,701	2,708,903
1.63%, 12/06/18	263	265,975
1.85%, 02/12/20 (Call 01/12/20)	2,316	2,345,932
2.00%, 11/03/20 (Call 10/03/20)	6,742	6,859,926
2.13%, 11/15/22	1,700	1,711,641
2.38%, 02/12/22 (Call 01/12/22)	4,940	5,045,463
2.38%, 05/01/23 (Call 02/01/23)	1,200	1,214,866
2.65%, 11/03/22 (Call 09/03/22)	3,760	3,880,365
2.70%, 02/12/25 (Call 11/12/24)	4,061	4,133,532
3.13%, 11/03/25 (Call 08/03/25)	4,885	5,132,078
3.50%, 02/12/35 (Call 08/12/34)	7,190	7,242,262
3.50%, 11/15/42	2,387	2,281,343
3.63%, 12/15/23 (Call 09/15/23)	2,025	2,206,348
3.75%, 05/01/43 (Call 11/01/42)	360	360,256
3.75%, 02/12/45 (Call 08/12/44)	6,015	6,008,828
4.00%, 02/08/21	3,750	4,156,260
4.00%, 02/12/55 (Call 08/12/54)	978	963,612
4.20%, 06/01/19	3,610	3,916,277
4.20%, 11/03/35 (Call 05/03/35)	4,205	4,612,402
4.45%, 11/03/45 (Call 05/03/45)	3,190	3,548,500
4.50%, 10/01/40	1,940	2,159,014
4.75%, 11/03/55 (Call 05/03/55)	2,100	2,352,898
4.88%, 12/15/43 (Call 06/15/43)	665	781,926

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.20%, 06/01/39	$2,925	$3,556,562
5.30%, 02/08/41	1,590	1,971,005
Oracle Corp.
1.20%, 10/15/17	10,472	10,496,590
2.25%, 10/08/19	634	649,970
2.38%, 01/15/19	5,485	5,634,062
2.50%, 05/15/22 (Call 03/15/22)	3,700	3,751,728
2.50%, 10/15/22	6,382	6,456,680
2.80%, 07/08/21	100	103,806
2.95%, 05/15/25 (Call 02/15/25)	3,205	3,278,232
3.25%, 05/15/30 (Call 02/15/30)	7,198	7,362,855
3.40%, 07/08/24 (Call 04/08/24)	2,418	2,564,421
3.63%, 07/15/23	550	594,065
3.90%, 05/15/35 (Call 11/15/34)	1,334	1,352,335
4.13%, 05/15/45 (Call 11/15/44)	2,709	2,777,532
4.30%, 07/08/34 (Call 01/08/34)	3,759	3,995,708
4.38%, 05/15/55 (Call 11/15/54)	2,130	2,145,583
4.50%, 07/08/44 (Call 01/08/44)	95	102,465
5.00%, 07/08/19	2,025	2,241,858
5.38%, 07/15/40	3,665	4,385,435
5.75%, 04/15/18	6,340	6,862,883
6.13%, 07/08/39	2,990	3,896,037
6.50%, 04/15/38	3,420	4,594,338

		183,365,479
TELECOMMUNICATIONS — 1.43%
America Movil SAB de CV
3.13%, 07/16/22	3,650	3,709,822
4.38%, 07/16/42	3,450	3,355,214
5.00%, 03/30/20	7,600	8,368,213
5.63%, 11/15/17	74	78,146
6.13%, 11/15/37	1,750	2,027,392
6.13%, 03/30/40	1,450	1,708,110
6.38%, 03/01/35	998	1,190,035
AT&T Corp.
8.25%, 11/15/31	2,825	3,962,605
AT&T Inc.
1.40%, 12/01/17	2,100	2,094,511
1.70%, 06/01/17	4,505	4,519,402
1.75%, 01/15/18	1,500	1,502,932
2.30%, 03/11/19	2,375	2,406,557
2.38%, 11/27/18	1,800	1,829,616
2.45%, 06/30/20 (Call 05/30/20)	4,368	4,386,016
2.63%, 12/01/22 (Call 09/01/22)	1,615	1,592,512

Security	Principal (000s)	Value
3.00%, 02/15/22	$2,184	$2,191,774
3.00%, 06/30/22 (Call 04/30/22)	6,686	6,696,379
3.40%, 05/15/25 (Call 02/15/25)	3,642	3,643,506
3.60%, 02/17/23 (Call 12/17/22)	1,700	1,745,136
3.80%, 03/15/22	500	521,601
3.88%, 08/15/21	5,320	5,623,817
3.90%, 03/11/24 (Call 12/11/23)	4,400	4,600,230
3.95%, 01/15/25 (Call 10/15/24)	1,430	1,483,248
4.13%, 02/17/26 (Call 11/17/25)	2,800	2,943,450
4.30%, 12/15/42 (Call 06/15/42)	350	326,593
4.35%, 06/15/45 (Call 12/15/44)	8,857	8,267,936
4.45%, 05/15/21	7,870	8,530,848
4.45%, 04/01/24 (Call 01/01/24)	2,909	3,120,815
4.50%, 05/15/35 (Call 11/15/34)	1,790	1,793,169
4.60%, 02/15/21 (Call 11/15/20)	1,380	1,495,935
4.75%, 05/15/46 (Call 11/15/45)	5,750	5,699,351
4.80%, 06/15/44 (Call 12/15/43)	4,675	4,663,820
5.00%, 03/01/21	5,115	5,657,290
5.15%, 03/15/42	2,419	2,508,396
5.20%, 03/15/20	2,625	2,898,480
5.35%, 09/01/40	5,287	5,617,624
5.50%, 02/01/18	2,252	2,397,478
5.55%, 08/15/41	6,260	6,820,244
5.65%, 02/15/47 (Call 08/15/46)	2,250	2,519,895
5.80%, 02/15/19	1,766	1,951,329
5.88%, 10/01/19	2,275	2,551,814
6.00%, 08/15/40 (Call 05/15/40)	2,591	2,936,291
6.15%, 09/15/34	1,885	2,146,186
6.30%, 01/15/38	25	29,134
6.35%, 03/15/40	550	646,975
6.38%, 03/01/41	5,375	6,335,534
6.40%, 05/15/38	1,510	1,759,596
6.45%, 06/15/34	3,110	3,668,149
6.50%, 09/01/37	2,705	3,245,819
6.55%, 02/15/39	1,415	1,692,027
BellSouth Capital Funding Corp.
7.88%, 02/15/30	1,650	1,999,535
BellSouth LLC
6.00%, 11/15/34	2,500	2,708,794
6.55%, 06/15/34	1,925	2,181,555
British Telecommunications PLC
2.35%, 02/14/19	2,725	2,769,614
5.95%, 01/15/18	900	963,524
9.63%, 12/15/30	6,188	9,736,506

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	$1,200	$1,252,609
Cisco Systems Inc.
1.10%, 03/03/17	2,150	2,154,773
1.40%, 02/28/18	11	11,059
1.60%, 02/28/19	1,475	1,487,790
1.65%, 06/15/18	5,200	5,254,655
2.13%, 03/01/19	936	956,354
2.20%, 02/28/21	840	850,170
2.45%, 06/15/20	10,600	10,937,843
2.60%, 02/28/23	1,950	2,000,111
2.95%, 02/28/26	1,169	1,215,806
3.00%, 06/15/22	465	486,160
3.50%, 06/15/25	4,640	5,086,307
3.63%, 03/04/24	2,900	3,185,712
4.45%, 01/15/20	5,525	6,074,605
4.95%, 02/15/19	5,750	6,290,464
5.50%, 01/15/40	2,350	2,979,570
5.90%, 02/15/39	2,225	2,929,091
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)	175	179,071
4.70%, 03/15/37	150	150,274
4.75%, 03/15/42	2,490	2,513,678
5.75%, 08/15/40	2,050	2,331,440
Deutsche Telekom International Finance BV
6.00%, 07/08/19	300	337,591
6.75%, 08/20/18	750	835,316
8.75%, 06/15/30	6,676	9,896,262
9.25%, 06/01/32	100	155,975
Harris Corp.
2.00%, 04/27/18	460	457,199
3.83%, 04/27/25 (Call 01/27/25)	110	114,338
4.40%, 12/15/20	1,950	2,070,016
4.85%, 04/27/35 (Call 10/27/34)	660	703,052
5.05%, 04/27/45 (Call 10/27/44)	550	602,714
6.15%, 12/15/40	15	18,183
Juniper Networks Inc.
3.13%, 02/26/19	1,000	1,011,720
4.35%, 06/15/25 (Call 03/15/25)	500	502,391
4.50%, 03/15/24	3,550	3,618,873
4.60%, 03/15/21	1,900	2,020,515
5.95%, 03/15/41	1,265	1,189,253

Security	Principal (000s)	Value
Koninklijke KPN NV
8.38%, 10/01/30	$205	$279,407
Motorola Solutions Inc.
3.50%, 09/01/21	550	553,624
3.50%, 03/01/23	1,639	1,545,837
3.75%, 05/15/22	3,650	3,609,387
4.00%, 09/01/24	1,256	1,214,354
5.50%, 09/01/44	500	430,736
7.50%, 05/15/25	1,125	1,296,635
New Cingular Wireless Services Inc.
8.75%, 03/01/31	1,025	1,478,958
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	424	423,775
Orange SA
2.75%, 09/14/16	3,050	3,065,494
2.75%, 02/06/19	6,375	6,541,660
4.13%, 09/14/21	200	216,909
5.38%, 07/08/19	5,438	6,017,335
5.38%, 01/13/42	1,455	1,735,580
5.50%, 02/06/44 (Call 08/06/43)	140	171,784
9.00%, 03/01/31	5,254	8,047,714
Pacific Bell Telephone Co.
7.13%, 03/15/26	5,425	6,844,759
Qwest Corp.
6.75%, 12/01/21	3,090	3,314,025
6.88%, 09/15/33 (Call 06/27/16)	2,278	2,226,745
7.13%, 11/15/43 (Call 06/27/16)	80	77,600
7.25%, 09/15/25	1,850	1,970,250
7.25%, 10/15/35 (Call 06/27/16)	25	24,250
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	245	256,639
4.10%, 10/01/23 (Call 07/01/23)	200	216,942
4.50%, 03/15/43 (Call 09/15/42)	200	202,597
5.00%, 03/15/44 (Call 09/15/43)	4,625	5,113,556
5.45%, 10/01/43 (Call 04/01/43)	1,830	2,119,421
6.80%, 08/15/18	1,920	2,123,209
7.50%, 08/15/38	715	943,071
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	475	499,140
Telefonica Emisiones SAU
3.19%, 04/27/18	5,150	5,261,531
5.13%, 04/27/20	4,100	4,484,993

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.46%, 02/16/21	$2,863	$3,223,620
5.88%, 07/15/19	1,000	1,106,284
6.22%, 07/03/17	150	157,321
7.05%, 06/20/36	5,389	6,753,820
Telefonica Europe BV
8.25%, 09/15/30	565	787,620
Verizon Communications Inc.
1.10%, 11/01/17	54	53,866
1.35%, 06/09/17	230	230,170
2.45%, 11/01/22 (Call 08/01/22)	1,500	1,488,532
2.55%, 06/17/19	22,725	23,331,858
2.63%, 02/21/20	900	922,352
3.00%, 11/01/21 (Call 09/01/21)	3,300	3,400,455
3.45%, 03/15/21	450	475,427
3.50%, 11/01/21	1,220	1,289,048
3.50%, 11/01/24 (Call 08/01/24)	2,100	2,181,059
3.65%, 09/14/18	6,125	6,428,666
3.85%, 11/01/42 (Call 05/01/42)	1,970	1,797,193
4.15%, 03/15/24 (Call 12/15/23)	4,373	4,723,995
4.27%, 01/15/36	644	641,969
4.40%, 11/01/34 (Call 05/01/34)	1,540	1,561,822
4.50%, 09/15/20	7,168	7,863,718
4.60%, 04/01/21	3,735	4,140,194
4.86%, 08/21/46	2,160	2,293,667
5.01%, 08/21/54	6,928	7,139,483
5.05%, 03/15/34 (Call 12/15/33)	4,375	4,750,350
5.15%, 09/15/23	4,628	5,296,249
5.50%, 02/15/18	1,000	1,066,611
5.85%, 09/15/35	3,000	3,567,638
6.00%, 04/01/41	1,950	2,339,866
6.10%, 04/15/18	1,500	1,626,972
6.25%, 04/01/37	290	352,096
6.40%, 09/15/33	15,800	19,649,828
6.40%, 02/15/38	2,255	2,770,894
6.55%, 09/15/43	26,454	34,695,102
6.90%, 04/15/38	2,971	3,845,630
7.75%, 12/01/30	3,092	4,232,298
Vodafone Group PLC
1.25%, 09/26/17	860	856,337
1.50%, 02/19/18	325	323,919
2.50%, 09/26/22	2,905	2,826,818
2.95%, 02/19/23	3,395	3,347,111
4.38%, 02/19/43	4,835	4,468,507
4.63%, 07/15/18	5,518	5,829,556

Security	Principal (000s)	Value
5.63%, 02/27/17	$7,247	$7,480,332
6.15%, 02/27/37	105	119,942
6.25%, 11/30/32	25	28,375
7.88%, 02/15/30	100	128,446

		527,584,353
TEXTILES — 0.01%
Cintas Corp. No. 2
6.15%, 08/15/36	77	93,327
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,800	1,859,514

		1,952,841
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	205	208,554
5.10%, 05/15/44 (Call 11/15/43)	3,329	3,420,861
6.35%, 03/15/40	50	59,203
Mattel Inc.
2.35%, 05/06/19	1,150	1,158,876
2.50%, 11/01/16	150	150,961
3.15%, 03/15/23 (Call 12/15/22)	2,025	2,002,410
4.35%, 10/01/20	500	530,117
5.45%, 11/01/41 (Call 05/01/41)	2,800	2,882,877
6.20%, 10/01/40	7	7,818

		10,421,677
TRANSPORTATION — 0.50%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	300	311,303
3.00%, 04/01/25 (Call 01/01/25)	505	520,667
3.05%, 09/01/22 (Call 06/01/22)	2,825	2,965,561
3.40%, 09/01/24 (Call 06/01/24)	8,050	8,545,636
3.60%, 09/01/20 (Call 06/01/20)	500	534,359
3.75%, 04/01/24 (Call 01/01/24)	250	271,745
3.85%, 09/01/23 (Call 06/01/23)	800	873,554
3.90%, 08/01/46 (Call 02/01/46)	785	793,810
4.10%, 06/01/21 (Call 03/01/21)	176	191,994
4.15%, 04/01/45 (Call 10/01/44)	2,275	2,365,681
4.38%, 09/01/42 (Call 03/01/42)	170	181,155
4.40%, 03/15/42 (Call 09/15/41)	610	652,032
4.45%, 03/15/43 (Call 09/15/42)	68	73,344
4.55%, 09/01/44 (Call 03/01/44)	2,125	2,332,703
4.70%, 10/01/19	2,724	2,991,683
4.70%, 09/01/45 (Call 03/01/45)	1,025	1,153,374
4.90%, 04/01/44 (Call 10/01/43)	3,395	3,902,643

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.95%, 09/15/41 (Call 03/15/41)	$905	$1,033,835
5.05%, 03/01/41 (Call 09/01/40)	170	195,927
5.15%, 09/01/43 (Call 03/01/43)	910	1,073,264
5.75%, 03/15/18	550	592,343
5.75%, 05/01/40 (Call 11/01/39)	245	306,941
6.15%, 05/01/37	3,548	4,577,122
7.95%, 08/15/30	1,100	1,598,311
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	3,950	3,958,854
2.75%, 03/01/26 (Call 12/01/25)	555	569,769
2.85%, 12/15/21 (Call 09/15/21)	950	989,798
2.95%, 11/21/24 (Call 08/21/24)	2,210	2,307,895
3.50%, 11/15/42 (Call 05/15/42)	750	719,233
4.50%, 11/07/43 (Call 05/07/43)	15	16,799
5.55%, 03/01/19	2,450	2,709,495
6.20%, 06/01/36	475	629,258
6.25%, 08/01/34	25	32,766
6.38%, 11/15/37	60	81,497
6.90%, 07/15/28	550	760,880
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	2,375	2,365,119
3.70%, 02/01/26 (Call 11/01/25)	600	629,981
4.80%, 09/15/35 (Call 03/15/35)	290	317,374
4.80%, 08/01/45 (Call 02/01/45)	1,485	1,636,409
5.75%, 01/15/42	275	333,350
5.95%, 05/15/37	388	471,234
6.13%, 09/15/15 (Call 03/15/15)	20	23,825
7.13%, 10/15/31	3,250	4,405,602
7.25%, 05/15/19	1,000	1,141,352
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	3,030	3,135,511
3.40%, 08/01/24 (Call 05/01/24)	950	991,288
3.70%, 10/30/20 (Call 07/30/20)	461	488,728
3.95%, 05/01/50 (Call 11/01/49)	1,100	1,059,027
4.10%, 03/15/44 (Call 09/15/43)	880	890,734
4.25%, 06/01/21 (Call 03/01/21)	500	540,342
4.40%, 03/01/43 (Call 09/01/42)	25	26,465
4.50%, 08/01/54 (Call 02/01/54)	300	307,402
4.75%, 05/30/42 (Call 11/30/41)	655	723,531
6.00%, 10/01/36	5,955	7,395,975
6.15%, 05/01/37	355	449,236
6.22%, 04/30/40	135	173,824
CSX Transportation Inc.
6.25%, 01/15/23	263	303,981

Security	Principal (000s)	Value
FedEx Corp.
2.63%, 08/01/22	$3,000	$3,010,783
3.20%, 02/01/25	1,525	1,565,168
3.25%, 04/01/26 (Call 01/01/26)	1,325	1,355,236
3.88%, 08/01/42	25	23,281
3.90%, 02/01/35	2,245	2,193,712
4.00%, 01/15/24	1,000	1,085,083
4.10%, 04/15/43	1,150	1,110,734
4.10%, 02/01/45	1,175	1,133,497
4.50%, 02/01/65	25	24,112
4.55%, 04/01/46 (Call 10/01/45)	1,045	1,080,149
4.75%, 11/15/45 (Call 05/15/45)	4,770	5,045,259
4.90%, 01/15/34	1,500	1,646,362
5.10%, 01/15/44	1,390	1,540,889
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,140	1,164,370
3.85%, 03/15/24 (Call 12/15/23)	1,750	1,825,117
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)[c]	2,150	2,099,131
3.13%, 06/01/26 (Call 03/01/26)	1,400	1,397,650
4.30%, 05/15/43 (Call 11/15/42)[c]	1,517	1,473,180
4.95%, 08/15/45 (Call 02/15/45)[c]	1,700	1,812,332
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	575	583,084
2.90%, 06/15/26	5,000	4,983,100
3.00%, 04/01/22 (Call 01/01/22)	3,705	3,808,527
3.25%, 12/01/21 (Call 09/01/21)	2,930	3,053,507
3.85%, 01/15/24 (Call 10/15/23)	3,000	3,211,731
4.45%, 06/15/45 (Call 12/15/44)	1,025	1,094,768
4.65%, 01/15/46 (Call 07/15/45)	795	875,252
4.80%, 08/15/43 (Call 02/15/43)	125	139,209
4.84%, 10/01/41	5,082	5,655,115
5.75%, 04/01/18	208	223,698
6.00%, 03/15/05	25	28,344
6.00%, 05/23/11	25	28,355
7.05%, 05/01/37	500	676,953
7.25%, 02/15/31	450	618,419
7.80%, 05/15/27	25	34,672
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	750	780,488
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	280	280,364
2.50%, 03/01/17 (Call 02/01/17)	1,650	1,663,431
2.50%, 03/01/18 (Call 02/01/18)	1,755	1,771,981

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.50%, 05/11/20 (Call 04/11/20)	$405	$401,367
2.55%, 06/01/19 (Call 05/01/19)	800	804,337
2.65%, 03/02/20 (Call 02/02/20)	240	240,154
2.88%, 09/01/20 (Call 08/01/20)	870	872,835
3.45%, 11/15/21 (Call 10/15/21)	355	362,105
3.50%, 06/01/17	700	711,203
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	950	975,271
2.75%, 03/01/26 (Call 12/01/25)	930	948,405
3.25%, 01/15/25 (Call 10/15/24)	350	372,049
3.25%, 08/15/25 (Call 05/15/25)	2,791	2,970,838
3.38%, 02/01/35 (Call 08/01/34)	140	135,081
3.75%, 03/15/24 (Call 12/15/23)	2,150	2,354,589
3.88%, 02/01/55 (Call 08/01/54)	950	922,024
4.00%, 02/01/21 (Call 11/01/20)	2,250	2,450,278
4.05%, 11/15/45 (Call 05/15/45)	1,000	1,037,271
4.05%, 03/01/46 (Call 09/01/45)	1,530	1,587,292
4.15%, 01/15/45 (Call 07/15/44)	1,000	1,046,703
4.16%, 07/15/22 (Call 04/15/22)	1,350	1,495,253
4.25%, 04/15/43 (Call 10/15/42)	2,475	2,622,874
4.30%, 06/15/42 (Call 12/15/41)	20	21,334
4.38%, 11/15/65 (Call 05/15/65)	1,043	1,057,696
4.75%, 09/15/41 (Call 03/15/41)	1,970	2,208,990
4.75%, 12/15/43 (Call 06/15/43)	1,700	1,926,043
4.82%, 02/01/44 (Call 08/01/43)	459	523,911
4.85%, 06/15/44 (Call 12/15/43)	45	51,631
6.63%, 02/01/29	200	271,254
United Parcel Service Inc.
2.45%, 10/01/22	6,765	6,888,553
3.13%, 01/15/21	838	888,177
3.63%, 10/01/42	540	540,835
4.88%, 11/15/40 (Call 05/15/40)	302	358,820
5.13%, 04/01/19	2,320	2,560,772
5.50%, 01/15/18	1,300	1,390,456
6.20%, 01/15/38	3,365	4,581,398
United Parcel Service of America Inc.
8.38%, 04/01/30[b]	50	72,173

		184,374,536
TRUCKING & LEASING — 0.04%
GATX Corp.
2.38%, 07/30/18	16	15,932
2.50%, 03/15/19	2,005	1,990,156

Security	Principal (000s)	Value
2.50%, 07/30/19	$750	$751,647
2.60%, 03/30/20 (Call 02/28/20)	152	149,210
3.25%, 03/30/25 (Call 12/30/24)	1,250	1,186,651
3.50%, 07/15/16	762	764,159
3.90%, 03/30/23	4,245	4,299,643
4.50%, 03/30/45 (Call 09/30/44)	1,130	1,010,019
4.75%, 06/15/22	1,890	1,995,308
4.85%, 06/01/21	700	742,631
5.20%, 03/15/44 (Call 09/15/43)	825	808,814

		13,714,170
WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	2,850	3,012,944
4.30%, 12/01/42 (Call 06/01/42)	2,290	2,440,529
4.30%, 09/01/45 (Call 03/01/45)	1,000	1,076,757
6.59%, 10/15/37	40	54,553

		6,584,783

TOTAL CORPORATE BONDS & NOTES (Cost: $9,298,600,907)		9,530,034,813

FOREIGN GOVERNMENT OBLIGATIONS[e] — 3.30%

CANADA — 0.31%
Canada Government International Bond
1.13%, 03/19/18	4,010	4,024,012
1.63%, 02/27/19	7,110	7,217,065
Export Development Canada
0.75%, 12/15/17	6,000	5,981,044
1.00%, 11/01/18	410	409,421
1.25%, 02/04/19	1,695	1,701,469
1.50%, 10/03/18	10	10,108
1.63%, 12/03/19	2,500	2,529,913
1.75%, 07/21/20	5,000	5,076,153
Province of British Columbia Canada
2.00%, 10/23/22	13	13,107
2.65%, 09/22/21	2,108	2,213,533
Province of Manitoba Canada
1.13%, 06/01/18	8,750	8,750,340
3.05%, 05/14/24	950	1,006,969
Province of Nova Scotia Canada
9.25%, 03/01/20	500	622,883

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Province of Ontario Canada
1.10%, 10/25/17	$1,711	$1,713,052
1.20%, 02/14/18	2,600	2,605,310
1.65%, 09/27/19	23,450	23,552,338
2.00%, 09/27/18	4,225	4,294,736
2.00%, 01/30/19	1,300	1,320,125
2.50%, 09/10/21	219	225,727
2.50%, 04/27/26	5,000	5,024,972
3.00%, 07/16/18	3,500	3,627,362
3.15%, 12/15/17	2,050	2,116,322
3.20%, 05/16/24	100	106,712
4.00%, 10/07/19	1,300	1,404,528
4.40%, 04/14/20	620	684,677
Province of Quebec Canada
2.75%, 08/25/21	300	313,702
2.88%, 10/16/24	12,558	13,072,812
4.63%, 05/14/18	2,300	2,454,234
7.13%, 02/09/24	730	956,730
7.50%, 09/15/29	7,352	10,910,241

		113,939,597
CHILE — 0.02%
Chile Government International Bond
2.25%, 10/30/22	500	495,230
3.13%, 03/27/25	500	514,807
3.13%, 01/21/26	200	202,670
3.25%, 09/14/21	3,250	3,434,122
3.63%, 10/30/42	350	334,452
3.88%, 08/05/20	3,450	3,716,396

		8,697,677
COLOMBIA — 0.11%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)	500	495,889
4.38%, 07/12/21	11,948	12,415,485
4.50%, 01/28/26 (Call 10/28/25)	200	202,533
5.63%, 02/26/44 (Call 08/26/43)	5,322	5,276,707
6.13%, 01/18/41	3,216	3,375,459
7.38%, 03/18/19	5,050	5,698,147
7.38%, 09/18/37	5,550	6,590,867
8.13%, 05/21/24	750	933,021
10.38%, 01/28/33	4,550	6,614,835

		41,602,943

Security	Principal (000s)	Value
FINLAND — 0.01%
Finland Government International Bond
6.95%, 02/15/26	$2,000	$2,724,360

		2,724,360
GERMANY — 0.07%
FMS Wertmanagement AoeR
1.13%, 09/05/17	10,000	10,019,509
1.25%, 07/30/18	14,200	14,253,017

		24,272,526
ISRAEL — 0.02%
Israel Government International Bond
2.88%, 03/16/26	250	251,725
4.50%, 01/30/43	3,600	3,865,680
5.13%, 03/26/19	3,675	4,033,312

		8,150,717
ITALY — 0.06%
Italy Government International Bond
5.25%, 09/20/16	8,542	8,640,916
5.38%, 06/12/17	2,400	2,494,409
5.38%, 06/15/33	1,100	1,319,015
6.88%, 09/27/23	8,650	10,819,033

		23,273,373
JAPAN — 0.10%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	200	199,836
1.75%, 07/31/18	14,900	14,989,993
1.75%, 11/13/18	3,700	3,719,945
1.88%, 04/20/21	1,000	1,002,103
2.13%, 02/10/25	200	198,774
2.50%, 05/28/25	1,000	1,024,934
2.75%, 01/21/26	4,600	4,829,611
3.00%, 05/29/24	5,000	5,317,242
3.38%, 07/31/23	600	649,651
Japan Finance Corp.
2.13%, 02/07/19	5,000	5,083,742
Japan Finance Organization for Municipalities
4.00%, 01/13/21	1,100	1,200,001

		38,215,832

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
MEXICO — 0.22%
Mexico Government International Bond
3.50%, 01/21/21	$900	$934,312
3.60%, 01/30/25	500	504,645
3.63%, 03/15/22	12,888	13,332,633
4.00%, 10/02/23	5,448	5,674,837
4.60%, 01/23/46	7,450	7,220,246
4.75%, 03/08/44	13,256	13,122,592
5.13%, 01/15/20	4,184	4,598,352
5.55%, 01/21/45	7,490	8,326,855
5.63%, 01/15/17	3,802	3,900,852
5.75%, 10/12/49	2,150	2,162,691
5.95%, 03/19/19	1,800	2,010,000
6.05%, 01/11/40	3,300	3,860,320
6.75%, 09/27/34	9,693	12,443,023
7.50%, 04/08/33	1,800	2,481,247
8.30%, 08/15/31	600	905,490

		81,478,095
PANAMA — 0.07%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	1,500	1,524,753
3.88%, 03/17/28 (Call 12/17/27)	5,000	5,051,295
4.00%, 09/22/24 (Call 06/22/24)	4,800	4,975,944
5.20%, 01/30/20	3,490	3,822,796
6.70%, 01/26/36	7,750	9,806,644
7.13%, 01/29/26	100	127,187
8.88%, 09/30/27	13	18,456

		25,327,075
PERU — 0.06%
Peruvian Government International Bond
4.13%, 08/25/27	445	467,483
5.63%, 11/18/50	4,182	4,748,433
6.55%, 03/14/37	5,353	6,734,167
7.13%, 03/30/19	4,930	5,636,233
7.35%, 07/21/25	700	921,122
8.75%, 11/21/33	3,425	5,099,837

		23,607,275

Security	Principal (000s)	Value
PHILIPPINES — 0.18%
Philippine Government International Bond
3.70%, 03/01/41	$500	$528,750
3.95%, 01/20/40	5,800	6,351,000
4.00%, 01/15/21	11,090	12,115,825
4.20%, 01/21/24	17,550	19,919,250
5.50%, 03/30/26	1,000	1,256,250
6.38%, 01/15/32	1,650	2,297,625
6.38%, 10/23/34	8,125	11,496,875
6.50%, 01/20/20	1,000	1,166,250
7.75%, 01/14/31	2,500	3,840,625
8.38%, 06/17/19	3,400	4,075,750
9.50%, 02/02/30	885	1,501,181

		64,549,381
POLAND — 0.08%
Poland Government International Bond
3.00%, 03/17/23	1,700	1,713,532
3.25%, 04/06/26	6,000	6,000,000
4.00%, 01/22/24	5,668	6,071,845
5.00%, 03/23/22	6,805	7,614,591
5.13%, 04/21/21	800	895,448
6.38%, 07/15/19	5,597	6,349,909

		28,645,325
SOUTH AFRICA — 0.05%
South Africa Government International Bond
4.67%, 01/17/24	3,150	3,126,911
5.38%, 07/24/44	3,200	3,084,000
5.50%, 03/09/20	6,000	6,322,680
5.88%, 09/16/25	2,250	2,387,632
6.25%, 03/08/41	3,550	3,784,726

		18,705,949
SOUTH KOREA — 0.09%
Export-Import Bank of Korea
1.75%, 02/27/18	5,200	5,208,207
2.88%, 09/17/18	4,200	4,308,901
2.88%, 01/21/25	2,000	2,041,580
3.25%, 11/10/25	5,000	5,264,293
3.25%, 08/12/26	5,900	6,217,354
5.00%, 04/11/22	250	286,641
5.13%, 06/29/20	250	279,182

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Korea International Bond
3.88%, 09/11/23	$200	$225,068
4.13%, 06/10/44	2,936	3,697,471
7.13%, 04/16/19	3,000	3,476,072

		31,004,769
SUPRANATIONAL — 1.52%
African Development Bank
0.75%, 11/03/17	1,143	1,140,061
0.88%, 03/15/18	2,000	1,995,480
1.00%, 05/15/19	4,436	4,414,910
1.13%, 03/04/19	2,093	2,091,896
1.63%, 10/02/18	6,400	6,479,531
2.38%, 09/23/21	3,117	3,234,758
Asian Development Bank
1.38%, 01/15/19	14,708	14,798,944
1.38%, 03/23/20	5,500	5,504,165
1.50%, 09/28/18	6,000	6,058,319
1.50%, 01/22/20	1,021	1,027,340
1.63%, 08/26/20	15,300	15,403,353
1.75%, 03/21/19	2,158	2,192,404
1.88%, 10/23/18	4,300	4,378,918
1.88%, 02/18/22	10,850	10,958,932
2.00%, 01/22/25	5,250	5,282,075
2.00%, 04/24/26	2,150	2,151,375
6.22%, 08/15/27	2,775	3,767,113
Corp. Andina de Fomento
1.50%, 08/08/17	910	911,503
4.38%, 06/15/22	4,350	4,776,100
Council of Europe Development Bank
1.00%, 03/07/18	3,400	3,398,035
1.13%, 05/31/18	6,950	6,955,049
1.50%, 06/19/17	900	905,618
1.75%, 11/14/19	200	202,859
European Bank for Reconstruction & Development
0.75%, 09/01/17	7,500	7,483,040
1.00%, 06/15/18	7,000	6,992,547
1.50%, 03/16/20	1,100	1,105,886
1.63%, 11/15/18	2,600	2,631,678
1.75%, 06/14/19	200	203,118
1.75%, 11/26/19	5,700	5,786,153
1.88%, 02/23/22	2,150	2,170,461

Security	Principal (000s)	Value
European Investment Bank
0.88%, 04/18/17	$21,600	$21,597,667
1.00%, 12/15/17	26,700	26,704,835
1.00%, 03/15/18	12,200	12,196,086
1.00%, 06/15/18	9,075	9,066,248
1.13%, 09/15/17	150	150,347
1.25%, 05/15/18	3,650	3,664,892
1.25%, 05/15/19	10,803	10,820,352
1.38%, 06/15/20	750	748,260
1.63%, 12/18/18	6,500	6,581,302
1.63%, 03/16/20	6,350	6,406,130
1.63%, 06/15/21	2,000	2,004,861
1.75%, 06/17/19	1,653	1,679,086
1.88%, 03/15/19	7,500	7,639,286
1.88%, 02/10/25	16,463	16,361,000
2.13%, 07/15/16	5,000	5,008,200
2.13%, 10/15/21	1,313	1,346,286
2.25%, 08/15/22	5,320	5,477,941
2.50%, 04/15/21	2,650	2,766,333
2.50%, 10/15/24	4,950	5,173,700
2.88%, 09/15/20	2,700	2,853,474
3.25%, 01/29/24	4,900	5,379,223
4.00%, 02/16/21	21,245	23,596,977
4.88%, 02/15/36	3,380	4,485,648
5.13%, 05/30/17	12,250	12,758,605
Inter-American Development Bank
0.88%, 03/15/18	9,450	9,429,477
1.00%, 07/14/17	2,200	2,202,720
1.00%, 05/13/19	6,000	5,973,227
1.13%, 08/28/18	750	751,331
1.38%, 07/15/20	2,400	2,392,861
1.75%, 08/24/18	100	101,536
1.75%, 10/15/19	900	913,760
1.75%, 04/14/22	12,250	12,287,650
1.88%, 06/16/20	6,950	7,075,148
1.88%, 03/15/21	6,600	6,709,303
2.13%, 11/09/20	6,176	6,346,408
3.00%, 10/04/23	550	593,880
3.00%, 02/21/24	7,725	8,353,727
3.88%, 10/28/41	3,050	3,570,389
4.25%, 09/10/18	1,600	1,713,593
4.38%, 01/24/44	2,800	3,538,727
Series E
3.88%, 09/17/19	5,300	5,742,492

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
International Bank for Reconstruction & Development
0.88%, 07/19/18	$7,604	$7,581,968
1.00%, 09/15/16	6,250	6,257,306
1.00%, 06/15/18	1,400	1,399,774
1.00%, 10/05/18	20,000	19,979,494
1.25%, 07/26/19	12,913	12,939,059
1.38%, 04/10/18	1,700	1,711,761
1.63%, 03/09/21	7,750	7,792,712
1.63%, 02/10/22	1,250	1,247,721
1.75%, 04/19/23	6,000	5,981,579
1.88%, 03/15/19	8,025	8,183,122
1.88%, 10/07/19	200	203,992
1.88%, 10/07/22	5,500	5,543,529
2.13%, 11/01/20	150	154,352
2.13%, 02/13/23	4,000	4,091,128
2.13%, 03/03/25	5,000	5,064,862
2.25%, 06/24/21	600	620,516
2.50%, 11/25/24	10,763	11,238,266
2.50%, 07/29/25	12,000	12,527,431
4.75%, 02/15/35	2,040	2,640,621
7.63%, 01/19/23	1,200	1,639,101
International Finance Corp.
0.88%, 06/15/18	1,800	1,795,192
1.63%, 07/16/20	200	202,038
1.75%, 09/04/18	8,500	8,631,244
1.75%, 09/16/19	5,200	5,284,367
2.13%, 11/17/17	8,500	8,645,502
2.13%, 04/07/26	4,350	4,428,512
Nordic Investment Bank
1.13%, 02/25/19	7,027	7,021,446

		559,371,184
SWEDEN — 0.05%
Svensk Exportkredit AB
1.13%, 04/05/18	9,300	9,299,458
1.75%, 03/10/21	7,000	7,028,844

		16,328,302
TURKEY — 0.23%
Republic of Turkey
7.50%, 11/07/19	500	564,510
Turkey Government International Bond
3.25%, 03/23/23	10,700	9,991,125

Security	Principal (000s)	Value
4.25%, 04/14/26	$2,500	$2,418,750
4.88%, 10/09/26	7,500	7,500,000
4.88%, 04/16/43	15,901	14,359,080
5.75%, 03/22/24	11,400	12,241,206
6.00%, 01/14/41	3,550	3,716,743
6.25%, 09/26/22	10,500	11,562,915
6.63%, 02/17/45	500	568,085
6.75%, 04/03/18	8,400	8,980,693
6.75%, 05/30/40	1,011	1,157,403
6.88%, 03/17/36	513	591,592
7.00%, 06/05/20	526	589,299
7.25%, 03/05/38	2,000	2,409,480
7.38%, 02/05/25	6,870	8,153,934
8.00%, 02/14/34	200	256,386
11.88%, 01/15/30	500	841,405

		85,902,606
URUGUAY — 0.05%
Uruguay Government International Bond
4.13%, 11/20/45	3,800	3,239,500
4.38%, 10/27/27	1,100	1,133,000
4.50%, 08/14/24	6,967	7,385,717
5.10%, 06/18/50	5,230	4,896,588
7.63%, 03/21/36	1,148	1,495,385
8.00%, 11/18/22	400	505,000

		18,655,190

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,200,912,805)		1,214,452,176

MUNICIPAL DEBT OBLIGATIONS — 0.81%

ARIZONA — 0.01%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	1,910	2,405,664

		2,405,664
CALIFORNIA — 0.27%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	1,100	1,623,831
6.91%, 10/01/50	1,300	1,984,866

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Series S1
6.79%, 04/01/30	$1,000	$1,284,210
7.04%, 04/01/50	3,100	4,677,125
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	125	166,234
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	2,500	3,213,450
County of Sonoma CA RB Series A
6.00%, 12/01/29(GTD)	2,000	2,461,520
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	4,480	5,970,093
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,550	3,927,076
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	815	1,058,530
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	1,050	1,587,484
Los Angeles Department of Water & Power RB BAB
Series A
5.72%, 07/01/39	2,100	2,724,351
6.60%, 07/01/50	325	493,662
Series D
6.57%, 07/01/45	2,075	3,073,116
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	2,545	3,325,272
5.76%, 07/01/29	2,170	2,767,054
6.76%, 07/01/34	1,250	1,760,337
Orange County Local Transportation Authority RB BAB Series A
6.91%, 02/15/41	650	922,188

Security	Principal (000s)	Value
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	$695	$978,852
Series F
6.58%, 05/15/49	2,015	2,847,558
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	850	1,163,846
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	925	1,186,581
State of California GO
6.20%, 10/01/19	175	201,931
State of California GO BAB
5.70%, 11/01/21	500	593,920
6.65%, 03/01/22	500	607,015
7.30%, 10/01/39	7,150	10,560,478
7.35%, 11/01/39	2,130	3,172,656
7.50%, 04/01/34	6,530	9,786,446
7.55%, 04/01/39	7,135	11,017,938
7.60%, 11/01/40	2,925	4,585,756
7.70%, 11/01/30 (Call 11/01/20)	500	608,045
7.95%, 03/01/36 (Call 03/01/20)	500	601,030
University of California RB
Series AD
4.86%, 05/15/12	3,050	3,276,828
Series AN
4.77%, 05/15/44(Call 05/15/24)	680	728,260
Series AQ
4.77%, 05/15/15	835	876,742
University of California RB BAB
5.77%, 05/15/43	1,020	1,338,250
5.95%, 05/15/45	1,050	1,379,606

		98,532,137
COLORADO — 0.00%
Denver City & County School District No. 1 COP Series B
4.24%, 12/15/37	600	638,466
Regional Transportation District RB BAB Series B
5.84%, 11/01/50	500	698,900

		1,337,366

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	$2,400	$3,052,464
State of Connecticut GO BAB
5.09%, 10/01/30	1,515	1,776,019

		4,828,483
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB Series E
5.59%, 12/01/34	700	904,239
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	600	666,600
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB
7.46%, 10/01/46	1,000	1,509,910

		3,080,749
FLORIDA — 0.02%
State Board of Administration Finance Corp. RB
Series A
2.11%, 07/01/18	1,500	1,519,530
2.16%, 07/01/19	1,500	1,519,830
2.64%, 07/01/21	1,500	1,538,625
3.00%, 07/01/20	1,260	1,306,532

		5,884,517
GEORGIA — 0.02%
Cobb-Marietta Coliseum & Exhibit Hall Authority RB
4.50%, 01/01/47 (Call 01/01/26)	1,500	1,577,040
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	1,800	2,362,734
Project M, Series 2010-A
6.66%, 04/01/57	800	1,010,744
Project P, Series 2010-A
7.06%, 04/01/57	300	351,864
State of Georgia GO BAB Series H
4.50%, 11/01/25	425	482,018

		5,784,400

Security	Principal (000s)	Value
ILLINOIS — 0.09%
Chicago O’Hare International Airport RB BAB Series B
6.40%, 01/01/40	$500	$683,410
Chicago Transit Authority RB Series A
6.90%, 12/01/40	2,400	3,028,032
City of Chicago IL GO
Series B
6.31%, 01/01/44	50	45,458
Series C
7.78%, 01/01/35	400	430,492
City of Chicago IL Waterworks Revenue RB BAB Series B
6.74%, 11/01/40	300	380,019
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	1,050	1,400,983
State of Illinois GO
5.10%, 06/01/33	18,498	17,704,066
5.37%, 03/01/17	2,500	2,565,625
5.88%, 03/01/19	4,405	4,770,659

		31,008,744
INDIANA — 0.00%
Indianapolis Local Public Improvement Bond Bank RB BAB Series B-2
6.12%, 01/15/40	1,000	1,382,870

		1,382,870
KANSAS — 0.00%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	500	595,280

		595,280
MARYLAND — 0.01%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	1,500	1,981,380

		1,981,380

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	$450	$552,276
Series E
4.20%, 12/01/21	420	463,898
5.46%, 12/01/39	1,150	1,535,883
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	1,400	1,883,168
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	225	282,591

		4,717,816
MISSISSIPPI — 0.00%
State of Mississippi GO BAB
5.25%, 11/01/34	1,000	1,213,260

		1,213,260
MISSOURI — 0.01%
Health & Educational Facilities Authority of the State of Missouri RB Series A
3.65%, 01/15/46	1,000	1,045,850
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	1,050	1,293,201
University of Missouri RB BAB
5.79%, 11/01/41	950	1,307,713

		3,646,764
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	1,550	1,893,650
Series B
0.00%, 02/15/19 (AGM)	500	460,150
0.00%, 02/15/21 (AGM)	1,145	977,876
0.00%, 02/15/22 (AGM)	1,000	813,600
0.00%, 02/15/23 (AGM)	1,400	1,086,512

Security	Principal (000s)	Value
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	$1,170	$1,730,021
Series F
7.41%, 01/01/40	4,044	6,156,383
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	1,500	1,692,315
Series C
5.75%, 12/15/28	1,710	1,799,826
6.10%, 12/15/28 (Call 12/15/20)	1,200	1,257,864
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	900	1,110,087

		18,978,284
NEW YORK — 0.14%
City of New York NY GO BAB
5.85%, 06/01/40	545	739,472
5.97%, 03/01/36	2,125	2,830,266
5.99%, 12/01/36	1,735	2,273,891
6.27%, 12/01/37	170	234,110
Series C-1
5.52%, 10/01/37	1,000	1,266,610
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	100	135,513
7.34%, 11/15/39	1,790	2,831,887
Series 2010-A
6.67%, 11/15/39	50	70,219
Series 2010B-1
6.55%, 11/15/31	2,060	2,758,299
Series C-1
6.69%, 11/15/40	2,000	2,809,520
Series E
6.81%, 11/15/40	915	1,310,472
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	1,000	1,285,110
5.57%, 11/01/38	100	130,812
Series C-2
5.77%, 08/01/36	2,000	2,548,920

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	$3,205	$4,410,978
5.88%, 06/15/44	2,090	2,920,274
6.01%, 06/15/42	835	1,170,428
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	1,500	1,959,420
Series D
5.60%, 03/15/40	1,500	1,980,915
Series H
5.43%, 03/15/39	1,000	1,251,500
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	1,260	1,595,828
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	2,025	2,254,817
4.93%, 10/01/51	1,000	1,201,290
5.65%, 11/01/40	2,205	2,838,232
5.65%, 11/01/40	1,600	2,054,992
Series 181
4.96%, 08/01/46	2,000	2,384,180
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,000	1,087,220
Series 192
4.81%, 10/15/65	1,400	1,634,080

		49,969,255
NORTH CAROLINA — 0.01%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	500	551,160
Series C
3.33%, 12/01/36	1,500	1,545,480

		2,096,640
OHIO — 0.03%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,614,171
8.08%, 02/15/50	1,525	2,427,922
Series E
6.27%, 02/15/50	1,210	1,518,441

Security	Principal (000s)	Value
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	$900	$1,034,775
Ohio State University (The) RB
Series A
3.80%, 12/01/46	2,000	2,093,000
4.05%, 12/01/56	500	540,190
Ohio State University (The) RB BAB
4.91%, 06/01/40	1,075	1,308,727
Ohio University RB
5.59%, 12/01/14	1,000	1,167,590

		11,704,816
OREGON — 0.02%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,196,520
Series B
5.68%, 06/30/28 (NPFGC)	1,000	1,239,680
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	595	800,947
State of Oregon GO
5.89%, 06/01/27	3,020	3,938,080

		7,175,227
PENNSYLVANIA — 0.01%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	2,500	2,789,850
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45	1,000	1,270,950

		4,060,800
SOUTH CAROLINA — 0.00%
South Carolina State Public Service Authority RB Series C
5.78%, 12/01/41	810	1,015,408
South Carolina State Public Service Authority RB BAB Series C
6.45%, 01/01/50	300	426,063

		1,441,471

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
TENNESSEE — 0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB Series 2016B
4.05%, 07/01/26 (Call 04/01/26)	$1,000	$1,072,590

		1,072,590
TEXAS — 0.08%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	575	643,667
City of Houston TX GOL Series A
6.29%, 03/01/32	620	781,150
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	1,800	2,396,610
Series C
5.99%, 02/01/39	1,000	1,388,090
Dallas Area Rapid Transit RB BAB
4.92%, 12/01/41	1,285	1,565,862
5.02%, 12/01/48	950	1,204,448
6.00%, 12/01/44	400	553,384
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	700	958,769
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	1,250	1,643,400
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21)(PSF)	400	475,892
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	1,590	2,398,738
State of Texas GO BAB
5.52%, 04/01/39	500	673,915
Series A
4.63%, 04/01/33	1,230	1,495,373
4.68%, 04/01/40	2,000	2,399,440

Security	Principal (000s)	Value
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	$5,015	$6,208,720
University of Texas System (The) RB Series A
3.85%, 08/15/46	2,000	2,200,660
University of Texas System (The) RB BAB
Series C
4.79%, 08/15/46	1,500	1,830,075
Series D
5.13%, 08/15/42	200	250,174

		29,068,367
UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25	500	550,815
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	150	207,071

		757,886
WASHINGTON — 0.01%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	1,200	1,583,328
State of Washington GO BAB
5.14%, 08/01/40	2,000	2,595,500

		4,178,828
WISCONSIN — 0.00%
State of Wisconsin RB Series A
5.70%, 05/01/26 (AGM)	320	383,987

		383,987

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $265,104,253)		297,287,581

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 68.38%

MORTGAGE-BACKED SECURITIES — 28.04%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	$6,656	$6,842,523
2.50%, 01/01/30	57,432	58,924,282
2.50%, 06/01/31[f]	159,088	163,090,531
2.50%, 06/01/46[f]	6,450	6,391,547
FRN, (12 mo. LIBOR US + 1.900%)
2.56%, 01/01/42	1,083	1,136,509
FRN, (12 mo. LIBOR US + 1.753%)
2.61%, 12/01/38	6,385	6,773,117
FRN, (12 mo. LIBOR US + 1.775%)
2.65%, 11/01/40	2,465	2,580,472
FRN, (12 mo. LIBOR US + 1.900%)
2.78%, 11/01/40	2,599	2,723,035
FRN, (12 mo. LIBOR US + 1.880%)
2.90%, 09/01/41	1,996	2,108,304
FRN, (12 mo. LIBOR US + 1.808%)
2.94%, 05/01/42	2,063	2,141,764
FRN, (12 mo. LIBOR US + 1.804%)
2.95%, 08/01/41	1,730	1,813,134
3.00%, 04/01/27	1,390	1,451,886
3.00%, 05/01/27	10,494	10,980,170
3.00%, 06/01/27	9,467	9,903,226
3.00%, 07/01/27	337	352,369
3.00%, 08/01/27	1,107	1,158,703
3.00%, 09/01/27	4,759	4,978,104
3.00%, 11/01/27	1,613	1,688,401
3.00%, 12/01/27	1,208	1,264,657
3.00%, 01/01/28	580	606,196
3.00%, 05/01/29	21,284	22,236,240
3.00%, 05/01/30	21,775	22,741,785
3.00%, 07/01/30	18,481	19,320,421
3.00%, 12/01/30	52,697	55,037,184

Security	Principal (000s)	Value
3.00%, 02/01/31	$18,046	$18,848,136
3.00%, 06/01/31[f]	102,714	107,207,877
3.00%, 05/01/33	6,363	6,620,649
3.00%, 02/01/43	40,616	41,747,157
3.00%, 04/01/43	34,822	35,722,565
3.00%, 11/01/45	16,797	17,209,800
3.00%, 12/01/45	55,010	56,362,274
3.00%, 04/01/46	23,754	24,337,166
3.00%, 06/01/46[f]	253,545	259,566,225
FRN, (12 mo. LIBOR US + 1.910%)
3.25%, 11/01/40	3,822	3,995,494
FRN, (12 mo. LIBOR US + 1.856%)
3.45%, 11/01/41	6,592	6,881,529
3.50%, 11/01/25	8,264	8,731,519
3.50%, 03/01/26	6,595	6,965,450
3.50%, 06/01/26	1,746	1,843,674
3.50%, 06/01/31[f]	97,669	103,010,273
3.50%, 03/01/32	3,409	3,623,953
3.50%, 10/01/42	2,667	2,793,983
3.50%, 11/01/42	2,345	2,456,571
3.50%, 04/01/43	14,039	14,716,476
3.50%, 06/01/43	3,111	3,279,140
3.50%, 08/01/43	20,587	21,550,785
3.50%, 10/01/43	4,717	4,972,512
3.50%, 01/01/44	47,768	50,086,351
3.50%, 02/01/44	28,976	30,542,957
3.50%, 09/01/44	17,013	17,868,583
3.50%, 01/01/45	70,519	73,784,425
3.50%, 03/01/45	17,615	18,430,537
3.50%, 08/01/45	27,010	28,260,405
3.50%, 11/01/45	117,400	122,835,251
3.50%, 12/01/45	52,175	54,590,837
3.50%, 01/01/46	108,666	113,696,625
3.50%, 02/01/46	7,363	7,704,376
3.50%, 03/01/46	67,481	70,604,768
3.50%, 04/01/46	31,498	32,956,342
3.50%, 05/01/46	6,234	6,523,132
3.50%, 06/01/46[f]	87,764	91,781,946
4.00%, 05/01/25	978	1,039,573
4.00%, 10/01/25	5,403	5,750,593
4.00%, 02/01/26	3,156	3,330,692
4.00%, 05/01/26	4,560	4,853,691

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.00%, 06/01/31[f]	$14,803	$15,300,288
4.00%, 09/01/41	11,322	12,202,304
4.00%, 02/01/42	8,662	9,312,415
4.00%, 03/01/42	2,180	2,329,118
4.00%, 06/01/42	16,696	17,841,305
4.00%, 07/01/44	6,086	6,562,629
4.00%, 06/01/45	27,897	29,802,248
4.00%, 08/01/45	113,408	121,075,211
4.00%, 09/01/45	18,826	20,080,956
4.00%, 10/01/45	21,897	23,373,834
4.00%, 11/01/45	84,429	90,124,667
4.00%, 12/01/45	25,953	27,704,177
4.00%, 01/01/46	12,197	13,020,028
4.00%, 03/01/46	3,024	3,230,764
4.00%, 04/01/46	7,094	7,572,313
4.00%, 06/01/46[f]	84,471	90,080,402
4.50%, 04/01/22	2,897	3,033,041
4.50%, 05/01/23	1,467	1,534,612
4.50%, 07/01/24	1,519	1,635,962
4.50%, 08/01/24	342	367,251
4.50%, 09/01/24	884	947,170
4.50%, 10/01/24	847	911,703
4.50%, 08/01/30	6,708	7,353,231
4.50%, 06/01/31[f]	500	511,484
4.50%, 03/01/39	4,416	4,869,465
4.50%, 05/01/39	5,480	6,008,148
4.50%, 10/01/39	4,138	4,518,307
4.50%, 01/01/40	1,133	1,238,291
4.50%, 02/01/41	2,843	3,107,297
4.50%, 05/01/41	12,692	14,085,951
4.50%, 05/01/42	19,865	21,678,270
4.50%, 03/01/46	3,606	3,943,012
4.50%, 06/01/46[f]	155,725	169,472,598
5.00%, 12/01/24	4,206	4,419,587
5.00%, 08/01/25	3,840	4,225,520
5.00%, 06/01/33	1,640	1,831,374
5.00%, 12/01/33	4,632	5,186,602
5.00%, 07/01/35	5,993	6,667,222
5.00%, 01/01/36	3,058	3,390,669
5.00%, 01/01/37	361	401,447
5.00%, 02/01/37	335	372,330
5.00%, 02/01/38	1,709	1,898,679
5.00%, 03/01/38	11,621	12,805,215
5.00%, 12/01/38	1,556	1,715,265

Security	Principal (000s)	Value
5.00%, 08/01/40	$2,441	$2,694,792
5.00%, 09/01/40	9,482	10,473,737
5.00%, 08/01/41	2,831	3,147,240
5.00%, 06/01/46[f]	21,750	23,891,016
5.50%, 02/01/34	5,823	6,565,839
5.50%, 05/01/35	4,161	4,696,569
5.50%, 06/01/35	2,413	2,723,036
5.50%, 05/01/36	3,284	3,690,292
5.50%, 07/01/36	5,689	6,386,421
5.50%, 03/01/38	4,002	4,492,412
5.50%, 04/01/38	1,150	1,294,799
5.50%, 01/01/39	2,364	2,671,135
5.50%, 11/01/39	2,786	3,149,030
6.00%, 10/01/36	2,563	2,952,293
6.00%, 02/01/37	2,839	3,246,559
6.00%, 11/01/37	7,691	8,766,126
6.00%, 09/01/38	139	157,692
Federal National Mortgage Association
FRN, (12 mo. LIBOR US + 1.805%)
2.42%, 02/01/42	1,859	1,959,966
2.50%, 05/01/27	7,342	7,561,445
2.50%, 10/01/27	7,874	8,109,950
2.50%, 02/01/30	1,735	1,781,424
2.50%, 03/01/30	22,805	23,409,909
2.50%, 06/01/30	3,138	3,220,847
2.50%, 07/01/30	6,025	6,184,989
2.50%, 08/01/30	17,204	17,658,886
2.50%, 09/01/30	6,813	6,994,018
2.50%, 12/01/30	12,088	12,407,892
2.50%, 01/01/31	7,028	7,214,140
2.50%, 04/01/31	5,694	5,845,028
2.50%, 06/01/31[f]	237,011	243,047,505
2.50%, 06/01/46[f]	10,375	10,308,535
FRN, (12 mo. LIBOR US + 1.759%)
2.82%, 08/01/41	2,499	2,632,147
FRN, (12 mo. LIBOR US + 1.830%)
2.94%, 10/01/41	2,734	2,873,908
3.00%, 01/01/27	13,476	14,071,827
3.00%, 10/01/27	12,794	13,359,440
3.00%, 11/01/27	9,576	10,008,559

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.00%, 07/01/30	$12,789	$13,347,739
3.00%, 08/01/30	65,449	68,247,066
3.00%, 09/01/30	88,501	92,283,919
3.00%, 10/01/30	36,408	37,964,372
3.00%, 11/01/30	9,632	10,043,607
3.00%, 01/01/31	9,233	9,628,117
3.00%, 02/01/31	10,651	11,107,102
3.00%, 03/01/31	20,290	21,156,778
3.00%, 06/01/31[f]	12,741	13,280,502
3.00%, 05/01/33	1,727	1,799,119
3.00%, 08/01/42	69	70,903
3.00%, 09/01/42	249	256,343
3.00%, 10/01/42	10,707	10,990,792
3.00%, 11/01/42	36	37,078
3.00%, 12/01/42	51,345	52,726,637
3.00%, 01/01/43	25,496	26,225,555
3.00%, 02/01/43	737	756,741
3.00%, 03/01/43	16,171	16,631,517
3.00%, 04/01/43	34,049	34,947,274
3.00%, 05/01/43	18,437	18,951,143
3.00%, 06/01/43	26,904	27,612,641
3.00%, 07/01/43	204,902	210,292,718
3.00%, 08/01/43	28,358	29,103,297
3.00%, 09/01/43	28,117	28,855,038
3.00%, 10/01/43	234	240,663
3.00%, 11/01/43	6,180	6,342,197
3.00%, 12/01/45	14,645	15,011,499
3.00%, 04/01/46	22,832	23,402,968
3.00%, 06/01/46[f]	251,474	257,564,386
3.50%, 07/01/30	35,727	37,929,020
3.50%, 11/01/30	3,674	3,889,379
3.50%, 03/01/31	2,548	2,692,842
3.50%, 06/01/31[f]	125,408	132,364,225
3.50%, 01/01/32	4,768	5,037,452
3.50%, 02/01/32	5,398	5,703,459
3.50%, 02/01/42	40,539	42,490,806
3.50%, 05/01/42	3,382	3,565,883
3.50%, 11/01/42	13,360	14,004,963
3.50%, 12/01/42	16,456	17,260,122
3.50%, 05/01/43	27,644	29,016,757
3.50%, 06/01/43	12,998	13,627,262
3.50%, 10/01/43	17,710	18,565,345
3.50%, 02/01/45	41,794	43,815,838
3.50%, 03/01/45	47,662	50,246,073

Security	Principal (000s)	Value
3.50%, 05/01/45	$99,244	$104,307,272
3.50%, 09/01/45	9,381	9,821,969
3.50%, 12/01/45	146,766	153,669,762
3.50%, 01/01/46	72,816	76,240,992
3.50%, 02/01/46	7,688	8,050,596
3.50%, 03/01/46	187,950	196,828,275
3.50%, 04/01/46	137,968	144,492,727
3.50%, 05/01/46	26,723	27,985,163
3.50%, 06/01/46[f]	150,315	157,337,843
4.00%, 10/01/25	11,927	12,666,296
4.00%, 11/01/25	919	977,660
4.00%, 03/01/26	2,275	2,415,136
4.00%, 06/01/26	3,392	3,604,689
4.00%, 09/01/26	1,443	1,534,978
4.00%, 12/01/30	5,405	5,818,795
4.00%, 01/01/31	1,878	2,021,848
4.00%, 02/01/31	1,618	1,741,357
4.00%, 06/01/31[f]	55,472	57,309,510
4.00%, 10/01/31	6,253	6,731,180
4.00%, 02/01/32	7,781	8,373,019
4.00%, 03/01/42	11,002	11,842,528
4.00%, 06/01/42	6,355	6,838,051
4.00%, 10/01/44	13,793	14,726,101
4.00%, 12/01/44	43,159	46,571,802
4.00%, 02/01/45	69,319	75,220,473
4.00%, 05/01/45	42,629	46,243,176
4.00%, 07/01/45	69,183	73,990,414
4.00%, 08/01/45	93,450	99,885,863
4.00%, 09/01/45	58,477	62,454,763
4.00%, 11/01/45	38,914	41,570,583
4.00%, 12/01/45	52,762	56,447,042
4.00%, 01/01/46	11,118	11,888,054
4.00%, 02/01/46	6,147	6,567,841
4.00%, 03/01/46	125,349	134,097,422
4.00%, 04/01/46	57,226	61,264,510
4.00%, 05/01/46	67,907	72,707,958
4.00%, 06/01/46[f]	8,070	8,607,159
4.50%, 09/01/18	1,374	1,409,962
4.50%, 10/01/24	2,001	2,143,746
4.50%, 02/01/25	797	849,699
4.50%, 04/01/25	1,071	1,149,150
4.50%, 06/01/25	5,014	5,341,894
4.50%, 06/01/31[f]	24,250	24,886,562
4.50%, 08/01/31	5,464	5,996,679

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.50%, 09/01/40	$14,806	$16,153,575
4.50%, 12/01/40	7,317	7,983,614
4.50%, 01/01/41	18,791	20,505,801
4.50%, 05/01/41	10,553	11,551,452
4.50%, 06/01/41	58,599	64,183,706
4.50%, 08/01/41	17,567	19,169,082
4.50%, 09/01/41	7,381	8,102,003
4.50%, 08/01/43	9,603	10,492,760
4.50%, 03/01/44	9,909	10,826,916
4.50%, 04/01/44	22,625	24,710,738
4.50%, 10/01/44	36,363	39,706,444
4.50%, 10/01/45	3,595	3,926,698
4.50%, 03/01/46	3,527	3,859,492
4.50%, 04/01/46	12,604	13,791,288
4.50%, 06/01/46[f]	109,646	119,355,168
5.00%, 08/01/20	1,693	1,738,261
5.00%, 07/01/23	1,826	1,955,282
5.00%, 12/01/23	1,507	1,612,963
5.00%, 06/01/31[f]	975	999,375
5.00%, 11/01/33	12,225	13,624,392
5.00%, 12/01/39	521	578,902
5.00%, 01/01/40	13	14,133
5.00%, 03/01/40	8,824	9,832,982
5.00%, 04/01/40	1,111	1,232,818
5.00%, 05/01/40	92	102,605
5.00%, 06/01/40	112	125,720
5.00%, 07/01/40	6,838	7,632,879
5.00%, 08/01/40	4,953	5,564,958
5.00%, 09/01/40	39	43,479
5.00%, 10/01/40	115	129,044
5.00%, 04/01/41	2,529	2,843,503
5.00%, 05/01/41	13,350	14,853,437
5.00%, 06/01/41	3,188	3,574,000
5.00%, 08/01/41	5,305	5,970,741
5.00%, 10/01/41	16,226	18,057,687
5.00%, 01/01/42	65,384	72,574,525
5.00%, 05/01/42	34,404	38,275,594
5.00%, 06/01/46[f]	103,089	114,339,077
5.50%, 12/01/19	1,515	1,572,235
5.50%, 05/01/33	4,767	5,395,748
5.50%, 11/01/33	9,399	10,636,516
5.50%, 09/01/34	13,553	15,349,693
5.50%, 09/01/36	1,053	1,191,527
5.50%, 03/01/38	1,065	1,203,896

Security	Principal (000s)	Value
5.50%, 06/01/38	$25,968	$29,164,001
5.50%, 11/01/38	1,710	1,926,389
5.50%, 07/01/40	5,225	5,934,670
5.50%, 06/01/46[f]	179,467	201,283,457
6.00%, 03/01/34	7,188	8,323,668
6.00%, 05/01/34	652	760,667
6.00%, 08/01/34	1,171	1,351,093
6.00%, 11/01/34	383	441,283
6.00%, 09/01/36	2,718	3,104,484
6.00%, 08/01/37	6,276	7,155,825
6.00%, 03/01/38	1,304	1,505,165
6.00%, 05/01/38	752	867,939
6.00%, 09/01/38	626	712,820
6.00%, 06/01/39	10,204	11,706,430
6.00%, 10/01/39	809	930,057
6.00%, 06/01/46[f]	12,220	13,938,437
6.50%, 08/01/36	111	126,566
6.50%, 09/01/36	868	998,890
6.50%, 10/01/36	129	148,981
6.50%, 12/01/36	146	166,882
6.50%, 07/01/37	233	274,582
6.50%, 08/01/37	8,553	9,895,335
6.50%, 10/01/37	406	466,970
6.50%, 11/01/37	60	68,141
6.50%, 12/01/37	2,847	3,276,145
6.50%, 06/01/38	63	72,212
6.50%, 10/01/39	2,699	3,090,846
6.50%, 05/01/40	78	90,234
7.00%, 04/01/37	3,079	3,597,487
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	2,500	2,598,650
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	3,100	3,379,403
Series K004, Class A1
3.41%, 05/25/19	3,930	4,050,375
Series K006, Class A1
3.40%, 07/25/19	2,775	2,850,550
Series K006, Class A2
4.25%, 01/25/20	2,425	2,630,058
Series K007, Class A2
4.22%, 03/25/20	18,775	20,405,609

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Series K008, Class A1
2.75%, 12/25/19	$1,356	$1,378,638
Series K010, Class A1
3.32%, 07/25/20	233	238,482
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)	4,000	4,381,200
Series K014, Class A1
2.79%, 10/25/20	924	944,727
Series K020, Class A2
2.37%, 05/25/22	12,400	12,655,812
Series K024, Class A2
2.57%, 09/25/22	890	917,198
Series K026, Class A2
2.51%, 11/25/22	11,900	12,204,045
Series K031, Class A2
3.30%, 04/25/23[a]	5,100	5,486,223
Series K033, Class A2
3.06%, 07/25/23[a]	2,900	3,070,375
Series K036, Class A2
3.53%, 10/25/23[a]	3,350	3,655,721
Series K037, Class A2
3.49%, 01/25/24	10,700	11,650,588
Series K038, Class A1
2.60%, 10/25/23	2,854	2,947,527
Series K046, Class A2
3.21%, 03/25/25	5,000	5,352,300
Series K048, Class A2
3.28%, 06/25/25[a]	14,000	15,051,260
Series K052, Class A2
3.15%, 11/25/25	19,250	20,465,637
Series K703, Class A2
2.70%, 05/25/18	9,984	10,199,127
Series K716, Class A2
3.13%, 06/25/21	17,000	18,036,320
Series K718, Class A2
2.79%, 01/25/22	3,500	3,665,830
Government National Mortgage Association
2.50%, 05/20/45	13,427	13,430,302
2.50%, 06/01/46[f]	5,100	5,096,016
3.00%, 09/15/42	23	24,239
3.00%, 10/15/42	77	79,868
3.00%, 03/15/43	775	803,881
3.00%, 06/15/43	188	194,587

Security	Principal (000s)	Value
3.00%, 07/15/43	$349	$361,443
3.00%, 08/15/43	757	783,045
3.00%, 09/20/43	24,793	25,728,870
3.00%, 11/15/43	2,113	2,187,131
3.00%, 08/20/44	69,851	72,488,516
3.00%, 09/15/44	3,426	3,546,165
3.00%, 10/15/44	2,569	2,659,005
3.00%, 06/20/45	43,394	44,973,559
3.00%, 11/20/45	16,507	17,107,982
3.00%, 12/20/45	31,460	32,604,843
3.00%, 06/01/46[f]	363,483	376,190,702
3.50%, 09/15/41	829	875,378
3.50%, 12/15/41	8,818	9,317,513
3.50%, 01/15/42	1,282	1,354,933
3.50%, 06/15/42	82	86,188
3.50%, 08/20/42	45,847	48,530,969
3.50%, 09/15/42	2,740	2,901,210
3.50%, 10/15/42	1,779	1,883,600
3.50%, 11/15/42	2,128	2,248,086
3.50%, 02/15/43	723	763,543
3.50%, 03/15/43	943	1,004,547
3.50%, 04/15/43	164	173,590
3.50%, 05/15/43	2,698	2,852,526
3.50%, 06/15/43	3,866	4,104,720
3.50%, 08/15/43	653	689,195
3.50%, 01/20/44	29,480	31,194,085
3.50%, 06/20/44	41,674	44,094,933
3.50%, 08/15/44	171	180,883
3.50%, 08/20/44	38,898	41,156,276
3.50%, 09/15/44	967	1,021,145
3.50%, 09/20/44	30,775	32,562,962
3.50%, 10/15/44	1,214	1,287,294
3.50%, 05/20/45	15,671	16,578,695
3.50%, 08/20/45	19,019	20,101,589
3.50%, 09/20/45	104,946	111,158,199
3.50%, 10/20/45	10,816	11,432,246
3.50%, 11/20/45	27,599	29,173,337
3.50%, 12/20/45	53,011	56,042,293
3.50%, 01/20/46	111,642	118,038,429
3.50%, 02/20/46	5,391	5,700,427
3.50%, 03/20/46	14,890	15,744,398
3.50%, 05/20/46	56,044	59,263,197
3.50%, 06/01/46[f]	347,933	367,286,773
4.00%, 06/15/39	33	35,330

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.00%, 09/20/40	$13,625	$14,652,113
4.00%, 01/15/41	18	18,834
4.00%, 01/20/41	4,092	4,400,866
4.00%, 02/15/41	9,464	10,151,877
4.00%, 05/20/41	79	84,614
4.00%, 07/15/41	5,954	6,389,553
4.00%, 08/15/41	26	27,712
4.00%, 09/15/41	98	105,095
4.00%, 09/20/41	5,578	5,993,881
4.00%, 10/15/41	1,705	1,828,812
4.00%, 11/15/41	745	797,500
4.00%, 12/15/41	3,318	3,566,726
4.00%, 12/20/41	17,390	18,680,314
4.00%, 01/15/42	268	287,769
4.00%, 01/20/42	7,510	8,064,977
4.00%, 02/15/42	1,548	1,670,896
4.00%, 03/15/42	7,683	8,295,634
4.00%, 04/15/42	3,390	3,636,650
4.00%, 09/20/42	2,596	2,779,722
4.00%, 11/15/42	133	142,315
4.00%, 05/15/43	555	594,499
4.00%, 08/15/43	98	104,778
4.00%, 10/20/43	24,036	25,659,793
4.00%, 03/15/44	1,485	1,589,557
4.00%, 04/15/44	281	300,460
4.00%, 06/15/44	362	389,186
4.00%, 08/15/44	70	74,970
4.00%, 08/20/44	1,630	1,739,741
4.00%, 09/15/44	424	452,952
4.00%, 10/15/44	212	227,403
4.00%, 10/20/44	31,511	33,629,672
4.00%, 11/20/44	34,828	37,168,460
4.00%, 10/20/45	140,241	149,661,300
4.00%, 01/20/46	39,337	41,998,654
4.00%, 03/20/46	17,378	18,584,804
4.00%, 05/20/46	19,178	20,481,055
4.00%, 06/01/46[f]	124,797	133,123,300
4.50%, 04/15/39	1,806	1,990,298
4.50%, 08/15/39	9,801	10,794,742
4.50%, 11/20/39	4,476	4,886,843
4.50%, 01/20/40	1,224	1,337,076
4.50%, 06/15/40	7,061	7,784,181
4.50%, 07/15/40	5,859	6,444,184
4.50%, 08/15/40	6,548	7,204,633

Security	Principal (000s)	Value
4.50%, 08/20/40	$8,241	$8,998,628
4.50%, 09/15/40	10,184	11,226,712
4.50%, 10/20/40	16,431	17,941,572
4.50%, 06/20/41	15,747	17,194,645
4.50%, 09/20/41	9,536	10,412,420
4.50%, 12/20/41	1,762	1,924,346
4.50%, 11/20/45	27,217	29,231,165
4.50%, 06/01/46[f]	128,838	138,419,488
5.00%, 12/15/36	1,958	2,208,500
5.00%, 01/15/39	6,965	7,778,227
5.00%, 07/15/39	12,877	14,408,402
5.00%, 05/15/40	4,828	5,391,638
5.00%, 07/20/40	25,466	28,229,914
5.00%, 08/20/40	8,630	9,565,632
5.00%, 06/01/46[f]	38,850	41,958,000
5.50%, 03/15/36	2,744	3,128,032
5.50%, 06/20/38	3,477	3,827,061
5.50%, 03/20/39	4,684	5,195,353
5.50%, 12/15/39	1,284	1,440,380
5.50%, 01/15/40	10,633	11,931,710
6.00%, 03/15/37	8,557	9,810,043
6.00%, 09/20/38	3,974	4,509,501
6.00%, 11/15/39	1,679	1,902,801
6.50%, 10/20/38	5,246	6,140,449

		10,307,049,936
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.38%
Federal Home Loan Banks
1.00%, 06/21/17[g]	5,280	5,286,545
1.00%, 12/19/17	7,000	7,012,882
4.88%, 05/17/17[g]	700	727,548
5.00%, 11/17/17[g]	15,525	16,424,624
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18	750	748,531
0.88%, 03/07/18[g]	30,692	30,661,305
1.00%, 06/29/17[g]	7,000	7,008,524
1.00%, 09/29/17	2,200	2,201,105
1.20%, 06/12/18 (Call 06/12/16)	1,000	1,000,151
1.25%, 10/02/19	410	410,949
1.38%, 05/01/20[g]	13,526	13,580,250
1.75%, 05/30/19[g]	18,960	19,320,475
2.38%, 01/13/22[g]	93,433	97,404,183
6.25%, 07/15/32[g]	14,923	21,746,245

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.75%, 09/15/29	$500	$742,893
6.75%, 03/15/31[g]	20,320	30,392,463
Federal National Mortgage Association
0.75%, 04/20/17[g]	28,600	28,597,912
0.88%, 02/08/18[g]	24,496	24,499,238
0.88%, 05/21/18[g]	35,025	34,983,551
1.00%, 09/27/17[g]	2,600	2,601,334
1.00%, 02/26/19[g]	1,500	1,497,103
1.50%, 06/22/20[g]	53,750	54,147,927
1.63%, 01/21/20[g]	79,100	80,280,726
1.75%, 06/20/19[g]	1,100	1,121,068
1.75%, 09/12/19[g]	119,400	121,636,123
1.88%, 09/18/18	4,637	4,730,647
FRN, (12 mo. LIBOR US + 1.590%)
2.54%, 04/01/44	3,940	4,079,687
3.00%, 04/01/30	16,930	17,662,823
3.00%, 12/01/30	24,738	25,795,060
3.00%, 11/01/45	6,608	6,773,401
3.50%, 10/01/30	6,449	6,812,570
3.50%, 12/01/45	48,418	50,881,396
5.00%, 05/11/17[g]	76,953	80,019,023
5.38%, 06/12/17[g]	510	534,012
6.25%, 05/15/29[g]	5,075	7,161,192
6.63%, 11/15/30[g]	17,390	25,661,505
7.25%, 05/15/30[g]	6,826	10,533,596
NCUA Guaranteed Notes Series A4
3.00%, 06/12/19	9,500	10,011,315
Tennessee Valley Authority
4.88%, 01/15/48[g]	8,035	9,530,605
5.50%, 07/18/17	6,964	7,325,238
7.13%, 05/01/30	3,556	5,282,971

		876,828,696
U.S. GOVERNMENT OBLIGATIONS — 37.96%
U.S. Treasury Note/Bond
0.63%, 05/31/17[g]	159,331	159,163,698
0.63%, 08/31/17	108,266	108,065,311
0.63%, 09/30/17	106,461	106,228,048
0.63%, 11/30/17[g]	59,898	59,726,291
0.63%, 04/30/18[g]	69,000	68,683,290
0.75%, 06/30/17	1,080	1,079,924
0.75%, 10/31/17	102,432	102,361,322

Security	Principal (000s)	Value
0.75%, 12/31/17[g]	$255,033	$254,734,819
0.75%, 01/31/18	20,000	19,969,200
0.75%, 02/28/18[g]	174,656	174,334,836
0.75%, 03/31/18[g]	48,000	47,902,079
0.75%, 04/15/18[g]	47,000	46,891,429
0.75%, 02/15/19[g]	50,053	49,736,663
0.88%, 06/15/17	46,560	46,625,649
0.88%, 11/15/17[g]	184,828	185,009,131
0.88%, 11/30/17	12,900	12,912,513
0.88%, 01/15/18	41,200	41,225,546
0.88%, 01/31/18	30,024	30,041,913
0.88%, 10/15/18	5,400	5,391,252
0.88%, 07/31/19	1,250	1,243,087
1.00%, 08/31/16[g]	51,298	51,372,901
1.00%, 09/15/17	10,629	10,658,855
1.00%, 12/15/17[g]	50,000	50,133,999
1.00%, 12/31/17	400	401,064
1.00%, 02/15/18[g]	6,000	6,015,300
1.00%, 03/15/18[g]	445,400	446,437,822
1.00%, 05/15/18	90,026	90,224,058
1.00%, 05/31/18	30,036	30,105,785
1.00%, 08/15/18	131,026	131,253,980
1.00%, 09/15/18	43,750	43,818,687
1.00%, 11/30/19[g]	219,500	218,540,794
1.13%, 01/15/19[g]	20,000	20,074,602
1.13%, 05/31/19[g]	60,000	60,190,801
1.13%, 03/31/20[g]	73,200	73,016,269
1.13%, 04/30/20	304	302,906
1.25%, 10/31/18	238,277	239,973,527
1.25%, 11/15/18[g]	79,000	79,567,216
1.25%, 11/30/18[g]	1,000	1,007,170
1.25%, 12/15/18[g]	167,500	168,697,618
1.25%, 01/31/19[g]	20,000	20,143,201
1.25%, 10/31/19[g]	108,000	108,533,523
1.25%, 01/31/20[g]	24,000	24,063,841
1.38%, 07/31/18[g]	70,531	71,237,217
1.38%, 09/30/18[g]	225,824	228,134,202
1.38%, 11/30/18[g]	40,000	40,416,800
1.38%, 12/31/18	65,922	66,607,595
1.38%, 01/31/20[g]	20,400	20,548,921
1.38%, 02/29/20	50,209	50,532,341
1.38%, 03/31/20[g]	10,000	10,060,700
1.38%, 05/31/20[g]	180,054	181,011,884
1.38%, 08/31/20	18,000	18,059,579

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
1.38%, 09/30/20	$86,600	$86,826,021
1.38%, 10/31/20[g]	57,200	57,323,554
1.38%, 01/31/21[g]	30,000	30,023,103
1.50%, 08/31/18[g]	194,076	196,586,921
1.50%, 12/31/18	147,106	149,118,404
1.50%, 01/31/19	46,000	46,627,436
1.50%, 02/28/19[g]	24,000	24,335,521
1.50%, 03/31/19[g]	10,000	10,144,900
1.50%, 05/31/19[g]	105,000	106,467,903
1.50%, 10/31/19[g]	18,720	18,960,928
1.50%, 11/30/19[g]	192,685	195,085,859
1.50%, 05/31/20	117,000	118,129,045
1.50%, 01/31/22	7,000	7,000,840
1.50%, 02/28/23[g]	155,053	153,770,707
1.50%, 03/31/23	70,000	69,360,899
1.63%, 03/31/19	15,000	15,260,249
1.63%, 08/31/19[g]	172,280	175,301,788
1.63%, 06/30/20	21,500	21,804,225
1.63%, 11/30/20	8,700	8,813,013
1.63%, 08/15/22	2,091	2,099,364
1.63%, 11/15/22	1,181	1,183,043
1.63%, 04/30/23	55,000	54,918,598
1.63%, 02/15/26[g]	115,045	112,792,419
1.75%, 09/30/19[g]	15,000	15,320,699
1.75%, 10/31/20	57,900	58,948,563
1.75%, 03/31/22	90,000	91,135,794
1.75%, 05/15/22	35,135	35,562,243
1.75%, 09/30/22	168,700	170,321,192
1.75%, 01/31/23	62,040	62,525,152
1.75%, 05/15/23[g]	83,004	83,591,662
1.88%, 08/31/17[g]	199,809	202,500,240
1.88%, 09/30/17	75,025	76,098,811
1.88%, 10/31/17	97,915	99,387,074
1.88%, 06/30/20[g]	113,119	115,889,281
1.88%, 11/30/21	75,500	77,125,515
1.88%, 05/31/22[g]	17,000	17,323,850
1.88%, 08/31/22	5,250	5,343,240
1.88%, 10/31/22[g]	155,000	157,590,034
2.00%, 07/31/20[g]	14,250	14,664,105
2.00%, 09/30/20	135,800	139,784,380
2.00%, 11/30/20	227,300	233,912,150
2.00%, 02/28/21[g]	82,000	84,412,441
2.00%, 05/31/21[g]	40,000	41,195,999
2.00%, 08/31/21	50,000	51,444,000

Security	Principal (000s)	Value
2.00%, 11/15/21[g]	$60,106	$61,834,644
2.00%, 11/30/22	61,400	62,869,301
2.00%, 02/15/23	570	583,993
2.00%, 02/15/25	4,193	4,263,904
2.00%, 08/15/25	50,145	50,901,690
2.13%, 08/31/20	328,020	339,238,277
2.13%, 01/31/21[g]	109,400	113,213,684
2.13%, 08/15/21	19,288	19,966,744
2.13%, 09/30/21[g]	53,100	54,957,965
2.13%, 12/31/21[g]	30,000	31,033,798
2.13%, 06/30/22[g]	58,000	59,913,418
2.13%, 12/31/22	71,800	74,060,978
2.13%, 05/15/25	200,800	206,131,222
2.25%, 11/30/17	20,024	20,451,112
2.25%, 03/31/21[g]	65,000	67,690,345
2.25%, 04/30/21[g]	7,000	7,290,919
2.25%, 07/31/21[g]	125,200	130,410,828
2.25%, 11/15/24	172,516	178,978,441
2.25%, 11/15/25	142,071	147,240,952
2.38%, 05/31/18[g]	113,137	116,484,724
2.38%, 06/30/18[g]	12,015	12,384,307
2.38%, 08/15/24	116,967	122,541,646
2.50%, 06/30/17	2,352	2,395,747
2.50%, 08/15/23	55,211	58,386,741
2.50%, 05/15/24	186,850	197,668,602
2.50%, 02/15/45[g]	61,324	59,665,185
2.50%, 02/15/46[g]	34,045	33,097,188
2.63%, 04/30/18[g]	53,100	54,876,609
2.63%, 08/15/20	9,235	9,737,753
2.63%, 11/15/20	95,606	100,951,328
2.75%, 12/31/17	64,593	66,530,552
2.75%, 02/15/19	11,000	11,525,580
2.75%, 11/15/23	8,760	9,423,307
2.75%, 02/15/24[g]	97,090	104,524,186
2.75%, 08/15/42[g]	3,023	3,125,268
2.75%, 11/15/42[g]	177,040	182,675,181
2.88%, 03/31/18	17,000	17,623,560
2.88%, 05/15/43[g]	9,484	10,001,163
2.88%, 08/15/45[g]	125,000	131,274,996
3.00%, 02/28/17[g]	36,169	36,793,999
3.00%, 11/15/44	137,477	148,084,729
3.00%, 05/15/45	115,900	124,791,844
3.00%, 11/15/45[g]	106,900	115,073,578
3.13%, 01/31/17[g]	62,241	63,266,729

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.13%, 05/15/21	$24,616	$26,670,452
3.13%, 02/15/43[g]	47,600	52,703,676
3.13%, 08/15/44	146,019	161,162,633
3.38%, 11/15/19[g]	12,407	13,354,523
3.38%, 05/15/44	36,600	42,346,936
3.50%, 05/15/20	109,654	119,235,557
3.63%, 02/15/20[g]	132,155	143,895,654
3.63%, 02/15/21[g]	419,871	463,281,450
3.63%, 08/15/43	26,600	32,253,297
3.63%, 02/15/44	30,450	36,874,339
3.75%, 08/15/41[g]	4,000	4,921,480
3.75%, 11/15/43[g]	26,350	32,671,364
3.88%, 08/15/40[g]	19,816	24,835,395
4.25%, 05/15/39[g]	1,040	1,375,254
4.25%, 11/15/40	179,289	237,269,279
4.38%, 11/15/39[g]	28,633	38,497,928
4.38%, 05/15/40[g]	40,403	54,372,336
4.38%, 05/15/41	2,949	3,977,877
4.50%, 02/15/36[g]	97,160	132,946,936
4.50%, 08/15/39[g]	40,207	55,048,607
4.63%, 02/15/40	90,100	125,367,847
4.75%, 08/15/17	6,217	6,515,206
4.75%, 02/15/37[g]	77	108,663
4.75%, 02/15/41[g]	113,258	160,715,359
5.00%, 05/15/37	6,108	8,912,793
5.25%, 11/15/28[g]	127	172,757
5.25%, 02/15/29[g]	6,440	8,793,047
5.38%, 02/15/31[g]	27,040	38,511,721
6.00%, 02/15/26[g]	63,968	87,835,738
6.13%, 08/15/29[g]	31,600	46,692,477
6.25%, 05/15/30[g]	9,853	14,930,842
6.38%, 08/15/27[g]	28,080	40,749,695
6.50%, 11/15/26[g]	12,200	17,592,643
6.75%, 08/15/26[g]	25,000	36,462,501
6.88%, 08/15/25[g]	61,065	87,550,108
7.25%, 08/15/22[g]	119,000	159,364,798
7.50%, 11/15/16[g]	125,278	129,098,983
7.50%, 11/15/24[g]	40,000	58,234,003
7.63%, 02/15/25[g]	13,817	20,392,786
7.88%, 02/15/21[g]	25,000	32,452,499
8.13%, 08/15/19[g]	73,984	90,344,081
8.75%, 05/15/17	5,318	5,723,923
8.75%, 05/15/20[g]	22,000	28,364,380
8.75%, 08/15/20[g]	36,606	47,784,006
8.88%, 08/15/17[g]	20,007	21,949,299

		13,954,732,169

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost: $24,667,686,095)		25,138,610,801

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 19.46%

MONEY MARKET FUNDS — 19.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,h,i]	3,350,630	$3,350,630,052
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,h,i]	3,802,405	3,802,404,709
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,h]	100	100,000

		7,153,134,761

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,153,134,761)		7,153,134,761

TOTAL INVESTMENTS IN SECURITIES — 118.96% (Cost: $42,975,956,716)[j]		43,735,189,103
Other Assets, Less Liabilities — (18.96)%		(6,970,088,973)

NET ASSETS — 100.00%		$36,765,100,130

BAB  —  Build America Bond

COP  —  Certificates of Participation

FRN  —  Floating Rate Note

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Investments are denominated in U.S. dollars.
[f]	To-be-announced (TBA).
[g]	All or a portion of this security represents a security on loan.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral.
[j]	The cost of investments for federal income tax purposes was $42,980,214,734. Net unrealized appreciation was $754,974,369, of which $823,709,294 represented gross unrealized appreciation on securities and $68,734,925 represented gross unrealized depreciation on securities.

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

May 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 10/18/17	$1,000	$—	$—	$1,000	$1,002,859	$3,710	$—
1.80%, 11/05/18	10,000	—	—	10,000	10,058,098	44,043	—
2.15%, 04/29/21	—	2,500	—	2,500	2,504,419	—	—
2.20%, 01/28/19	2,750	300	—	3,050	3,096,260	13,887	—
2.25%, 07/02/19	250	—	—	250	253,811	1,350	—
2.30%, 06/01/20	—	750	—	750	758,410	2,063	—
2.70%, 11/01/22	2,500	735	—	3,235	3,223,373	21,914	—
3.80%, 07/25/23	5,750	—	—	5,750	6,065,474	56,420	—
4.20%, 11/01/25	500	—	—	500	553,498	4,720	—
6.00%, 12/07/17	1,750	—	—	1,750	1,864,181	8,421	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	5,500	—	—	5,500	5,809,805	50,594	—
PNC Funding Corp.
4.38%, 08/11/20	2,762	—	—	2,762	3,005,844	20,138	—
6.70%, 06/10/19	1,163	—	—	1,163	1,327,196	16,885	—

					$39,523,228	$2,744,145	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Collateralized mortgage obligations	$—	$401,668,971	$—	$401,668,971
Corporate bonds & notes	—	9,530,034,813	—	9,530,034,813
Foreign government obligations	—	1,214,452,176	—	1,214,452,176
Municipal debt obligations	—	297,287,581	—	297,287,581
U.S. government & agency obligations	—	25,138,610,801	—	25,138,610,801
Money market funds	7,153,134,761	—	—	7,153,134,761

Total	$7,153,134,761	$36,582,054,342	$—	$43,735,189,103

195

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 84.95%

ADVERTISING — 0.17%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$262	$267,693
4.00%, 03/15/22	100	104,401
Omnicom Group Inc.
3.63%, 05/01/22	402	420,827
4.45%, 08/15/20	200	217,881
WPP Finance 2010
3.75%, 09/19/24	100	102,768
4.75%, 11/21/21	75	82,412
5.63%, 11/15/43	200	222,219

		1,418,201
AEROSPACE & DEFENSE — 1.19%
Boeing Capital Corp.
4.70%, 10/27/19	10	11,042
Boeing Co. (The)
0.95%, 05/15/18	200	199,125
2.35%, 10/30/21[a]	120	122,694
2.85%, 10/30/24 (Call 07/30/24)	85	88,369
3.30%, 03/01/35 (Call 09/01/34)	80	78,506
4.88%, 02/15/20	200	223,154
5.88%, 02/15/40	154	203,467
6.88%, 03/15/39	62	90,091
7.95%, 08/15/24	250	346,355
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	98,000
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	350	353,220
3.88%, 07/15/21 (Call 04/15/21)	176	192,436
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	42	42,436
4.75%, 07/15/20	250	266,725
5.20%, 10/15/19	227	244,963
Lockheed Martin Corp.
1.85%, 11/23/18	300	302,932
2.90%, 03/01/25 (Call 12/01/24)	550	556,444
3.10%, 01/15/23 (Call 11/15/22)[a]	200	207,260
3.35%, 09/15/21	204	215,530
3.55%, 01/15/26 (Call 10/15/25)	45	47,633
3.80%, 03/01/45 (Call 09/01/44)	232	225,045
4.07%, 12/15/42	254	257,069
4.25%, 11/15/19	60	65,057

Security	Principal (000s)	Value
4.50%, 05/15/36 (Call 11/15/35)	$250	$273,342
4.70%, 05/15/46 (Call 11/15/45)	275	307,332
Series B
6.15%, 09/01/36	150	192,608
Northrop Grumman Corp.
3.50%, 03/15/21	232	245,727
3.85%, 04/15/45 (Call 10/15/44)	200	197,735
4.75%, 06/01/43	250	281,873
5.05%, 08/01/19	200	219,741
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	132	134,617
3.13%, 10/15/20	204	215,214
4.20%, 12/15/44 (Call 06/15/44)[a]	180	195,765
4.88%, 10/15/40	130	152,635
6.40%, 12/15/18	150	168,534
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	51,552
4.80%, 12/15/43 (Call 06/15/43)	100	114,669
5.25%, 07/15/19	100	110,340
United Technologies Corp.
1.78%, 05/04/18[b]	250	250,713
1.80%, 06/01/17	550	552,849
3.10%, 06/01/22	211	220,411
4.15%, 05/15/45 (Call 11/16/44)	106	110,238
4.50%, 04/15/20	114	125,506
4.50%, 06/01/42	600	651,724
5.70%, 04/15/40	200	252,482
6.05%, 06/01/36	285	364,653
6.13%, 02/01/19	157	175,483
6.70%, 08/01/28	150	199,608

		10,202,904
AGRICULTURE — 0.98%
Altria Group Inc.
4.00%, 01/31/24	300	328,690
4.75%, 05/05/21	950	1,067,195
5.38%, 01/31/44[a]	450	549,870
9.25%, 08/06/19	248	304,707
10.20%, 02/06/39	193	347,685
Archer-Daniels-Midland Co.
4.02%, 04/16/43	300	305,972
5.45%, 03/15/18	57	61,119
Bunge Ltd. Finance Corp.
8.50%, 06/15/19[a]	300	347,322

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	$261	$272,145
Philip Morris International Inc.
2.50%, 08/22/22	192	193,308
2.90%, 11/15/21[a]	377	390,666
3.25%, 11/10/24	400	419,451
4.13%, 05/17/21	100	110,081
4.13%, 03/04/43	212	216,472
4.25%, 11/10/44	200	209,293
5.65%, 05/16/18	400	433,721
6.38%, 05/16/38	450	597,610
Reynolds American Inc.
2.30%, 06/12/18	250	253,547
3.25%, 06/12/20	501	521,943
4.45%, 06/12/25 (Call 03/12/25)	80	87,768
5.85%, 08/15/45 (Call 02/15/45)[a]	525	641,904
6.88%, 05/01/20	500	585,989
7.25%, 06/15/37	114	149,183

		8,395,641
AIRLINES — 0.29%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	32	33,908
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	840	896,868
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	115	114,970
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	208	234,196
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	222	230,999
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21	118	131,699
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	53	56,182
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	220	232,021

Security	Principal (000s)	Value
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	$175	$178,164
2.75%, 11/06/19 (Call 10/06/19)	75	76,746
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	194	199,521
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	100	102,375

		2,487,649
APPAREL — 0.09%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	80	80,821
3.63%, 05/01/43 (Call 11/01/42)	125	125,833
3.88%, 11/01/45 (Call 05/01/45)[a]	45	47,331
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	102,420
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	400	427,039

		783,444
AUTO MANUFACTURERS — 1.33%
American Honda Finance Corp.
1.20%, 07/14/17	252	251,924
2.15%, 03/13/20	350	354,954
2.25%, 08/15/19	250	255,474
Daimler Finance North America LLC
8.50%, 01/18/31	210	331,520
Ford Holdings LLC
9.30%, 03/01/30	150	209,230
Ford Motor Co.
4.75%, 01/15/43[a]	308	313,340
6.38%, 02/01/29[a]	100	121,361
6.50%, 08/01/18[a]	105	114,622
7.40%, 11/01/46	250	336,637
7.45%, 07/16/31	40	52,662
Ford Motor Credit Co. LLC
2.24%, 06/15/18	600	602,298
3.20%, 01/15/21	500	509,874
3.34%, 03/18/21	620	635,048
General Motors Co.
3.50%, 10/02/18	1,100	1,128,643
5.20%, 04/01/45	352	340,960
6.25%, 10/02/43	400	443,003

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
General Motors Financial Co. Inc.
3.10%, 01/15/19	$695	$706,448
3.70%, 11/24/20 (Call 10/24/20)	405	416,749
4.00%, 01/15/25 (Call 10/15/24)	1,000	997,475
4.38%, 09/25/21	100	104,993
PACCAR Financial Corp.
1.10%, 06/06/17	250	249,932
1.45%, 03/09/18	295	295,374
Toyota Motor Credit Corp.
1.25%, 10/05/17	154	153,944
1.38%, 01/10/18	312	312,633
1.45%, 01/12/18	300	300,969
1.90%, 04/08/21	250	248,848
2.13%, 07/18/19	560	569,679
2.15%, 03/12/20	250	253,641
2.63%, 01/10/23	250	255,191
3.30%, 01/12/22	410	435,476
3.40%, 09/15/21	100	106,629

		11,409,531
AUTO PARTS & EQUIPMENT — 0.21%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	110	107,169
4.63%, 09/15/20	100	107,906
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)[a]	200	212,147
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	250	263,490
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	75	77,276
3.75%, 12/01/21 (Call 09/01/21)	182	189,387
4.25%, 03/01/21	80	84,898
4.95%, 07/02/64 (Call 01/02/64)	80	74,674
5.00%, 03/30/20	92	99,609
5.25%, 12/01/41 (Call 06/01/41)	75	78,920
5.70%, 03/01/41	136	151,793
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	200	206,039
4.15%, 10/01/25 (Call 07/01/25)[a]	100	106,750

		1,760,058
BANKS — 19.21%
Abbey National Treasury Services PLC/ United Kingdom
2.00%, 08/24/18	450	451,689

Security	Principal (000s)	Value
2.50%, 03/14/19	$500	$507,048
4.00%, 03/13/24[a]	250	269,491
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	465	467,588
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	350	349,724
2.25%, 06/13/19	50	50,547
2.30%, 06/01/21	300	300,829
2.70%, 11/16/20	500	510,745
Bancolombia SA
5.95%, 06/03/21	200	213,520
Bank of America Corp.
1.70%, 08/25/17	170	170,149
2.00%, 01/11/18	655	657,097
2.60%, 01/15/19	500	507,660
2.65%, 04/01/19	502	510,146
3.30%, 01/11/23	800	810,224
3.50%, 04/19/26	500	506,066
3.88%, 08/01/25	450	469,060
4.00%, 04/01/24	490	512,991
4.00%, 01/22/25	250	249,006
4.13%, 01/22/24	300	316,287
4.45%, 03/03/26	500	514,557
4.88%, 04/01/44	200	218,699
5.00%, 05/13/21	125	137,741
5.63%, 07/01/20	850	947,889
5.65%, 05/01/18	550	587,586
5.70%, 01/24/22	370	422,324
5.75%, 12/01/17	650	687,262
5.88%, 01/05/21	475	540,152
5.88%, 02/07/42	226	278,751
6.11%, 01/29/37	400	457,564
6.40%, 08/28/17	186	196,507
6.50%, 07/15/18	100	109,133
6.88%, 04/25/18	575	627,023
7.63%, 06/01/19	770	888,279
7.75%, 05/14/38	550	746,944
Series L
2.25%, 04/21/20	1,695	1,687,386
4.75%, 04/21/45	210	210,462
Bank of America N.A.
1.75%, 06/05/18	500	500,521
6.00%, 10/15/36	426	527,875

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	$374	$373,680
1.45%, 04/09/18 (Call 03/09/18)	682	681,039
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	210	209,906
1.97%, 06/20/17[b]	180	181,392
2.20%, 05/15/19 (Call 04/15/19)	200	202,922
2.45%, 11/27/20 (Call 10/27/20)	400	407,366
2.60%, 08/17/20 (Call 07/17/20)	250	256,300
3.00%, 02/24/25 (Call 01/24/25)	85	87,388
3.40%, 05/15/24 (Call 04/15/24)	300	318,427
3.55%, 09/23/21 (Call 08/23/21)	300	318,654
3.65%, 02/04/24 (Call 01/05/24)	300	322,984
5.45%, 05/15/19	300	331,588
Series G
2.15%, 02/24/20 (Call 01/24/20)	200	202,379
Bank of Nova Scotia (The)
1.30%, 07/21/17	370	369,677
1.45%, 04/25/18	431	430,218
1.95%, 01/15/19	200	201,137
2.45%, 03/22/21	300	303,519
2.80%, 07/21/21	450	463,459
4.38%, 01/13/21	150	164,167
4.50%, 12/16/25	200	205,078
Barclays Bank PLC
5.14%, 10/14/20	250	268,973
6.75%, 05/22/19	450	507,580
Barclays PLC
2.88%, 06/08/20[a]	500	498,374
3.25%, 01/12/21[a]	500	505,095
3.65%, 03/16/25	600	583,042
4.38%, 01/12/26[a]	500	510,637
5.20%, 05/12/26	200	205,396
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	500	499,033
2.25%, 02/01/19 (Call 01/02/19)	100	101,699
2.45%, 01/15/20 (Call 12/15/19)	431	438,018
6.85%, 04/30/19	255	291,964
BNP Paribas SA
2.38%, 09/14/17[a]	225	227,274
2.70%, 08/20/18	450	459,487
3.25%, 03/03/23	360	371,817
4.25%, 10/15/24	200	205,175
5.00%, 01/15/21	400	445,952

Security	Principal (000s)	Value
BPCE SA
2.50%, 07/15/19	$500	$508,637
4.00%, 04/15/24[a]	250	269,326
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	250,225
1.45%, 05/10/19 (Call 04/10/19)	250	249,091
3.80%, 10/30/26 (Call 09/30/26)	250	265,721
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	350	349,854
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	105	103,551
3.75%, 04/24/24 (Call 03/24/24)	460	473,050
4.75%, 07/15/21	40	43,674
6.75%, 09/15/17	150	159,061
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	600	597,931
2.40%, 09/05/19 (Call 08/05/19)	250	250,936
Citigroup Inc.
1.70%, 04/27/18	500	498,999
1.75%, 05/01/18	200	199,748
1.80%, 02/05/18	405	405,416
2.05%, 12/07/18	550	551,653
2.15%, 07/30/18	250	251,544
2.40%, 02/18/20	500	502,627
2.50%, 07/29/19	650	658,363
2.65%, 10/26/20	650	654,539
3.30%, 04/27/25	155	155,539
3.40%, 05/01/26	800	803,710
3.70%, 01/12/26[a]	200	206,299
3.88%, 10/25/23[a]	600	631,155
3.88%, 03/26/25[a]	325	321,172
4.30%, 11/20/26	200	202,788
4.40%, 06/10/25	250	255,902
4.45%, 09/29/27	800	808,162
4.50%, 01/14/22[a]	600	651,987
4.65%, 07/30/45	300	318,084
5.30%, 05/06/44	200	207,874
5.50%, 09/13/25	500	551,351
5.88%, 02/22/33	150	164,106
6.00%, 10/31/33	355	394,371
8.13%, 07/15/39	425	638,012
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	200	205,713

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.35%, 08/01/25 (Call 07/01/25)[a]	$300	$309,436
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	400	402,420
2.30%, 09/06/19	100	101,427
2.30%, 03/12/20[a]	500	506,135
Compass Bank
3.88%, 04/10/25 (Call 03/10/25)	250	234,589
Cooperatieve Rabobank UA
3.88%, 02/08/22	255	273,732
4.50%, 01/11/21	75	82,174
5.25%, 05/24/41	200	241,562
5.25%, 08/04/45[a]	250	278,718
5.75%, 12/01/43	500	586,110
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	1,000	1,002,166
2.50%, 01/19/21	720	727,827
Credit Suisse AG/New York NY
1.75%, 01/29/18	650	650,769
3.00%, 10/29/21	750	760,819
3.63%, 09/09/24	250	258,313
4.38%, 08/05/20	500	537,753
5.40%, 01/14/20[a]	160	171,870
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	955	944,338
3.45%, 04/16/21[c]	250	251,655
3.75%, 03/26/25	250	242,946
3.80%, 09/15/22[a]	500	503,284
4.55%, 04/17/26[c]	250	256,914
Deutsche Bank AG
3.13%, 01/13/21	200	197,990
3.38%, 05/12/21	300	298,154
4.10%, 01/13/26	240	237,463
Deutsche Bank AG/London
1.88%, 02/13/18	300	297,254
3.70%, 05/30/24	305	300,134
6.00%, 09/01/17	600	628,491
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	250	251,624
7.00%, 04/15/20	550	624,206
Fifth Third Bancorp.
3.50%, 03/15/22 (Call 02/15/22)	330	344,557
8.25%, 03/01/38	325	467,626

Security	Principal (000s)	Value
Fifth Third Bank/Cincinnati OH
2.88%, 10/01/21 (Call 09/01/21)	$200	$204,844
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	560	565,934
2.55%, 10/23/19	830	841,159
2.60%, 04/23/20 (Call 03/23/20)	502	506,891
2.63%, 01/31/19	350	356,218
2.75%, 09/15/20 (Call 08/15/20)	260	263,499
2.90%, 07/19/18	300	306,701
3.63%, 01/22/23	500	517,627
3.75%, 05/22/25 (Call 02/22/25)	250	257,241
3.85%, 07/08/24 (Call 04/08/24)	1,550	1,604,817
4.25%, 10/21/25	500	507,163
4.75%, 10/21/45 (Call 04/21/45)	500	532,211
5.25%, 07/27/21	476	533,031
5.38%, 03/15/20	350	386,396
5.75%, 01/24/22	700	802,760
5.95%, 01/18/18	420	447,894
5.95%, 01/15/27	450	509,289
6.00%, 06/15/20	100	113,319
6.13%, 02/15/33	370	452,070
6.15%, 04/01/18	706	760,626
6.25%, 09/01/17	200	211,004
6.25%, 02/01/41	680	857,869
6.75%, 10/01/37	367	440,536
7.50%, 02/15/19	450	512,585
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	750	806,645
HSBC Holdings PLC
2.95%, 05/25/21	250	251,370
3.40%, 03/08/21	200	204,766
4.25%, 03/14/24	600	604,543
4.25%, 08/18/25	200	199,922
4.30%, 03/08/26[a]	500	522,111
5.10%, 04/05/21	164	180,103
6.10%, 01/14/42[a]	237	302,159
6.50%, 05/02/36	400	473,105
6.50%, 09/15/37	349	412,704
6.80%, 06/01/38	600	735,259
HSBC USA Inc.
1.63%, 01/16/18	800	798,055
2.35%, 03/05/20	850	846,606
3.50%, 06/23/24[a]	800	812,113

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	$250	$250,092
2.20%, 04/01/19 (Call 03/01/19)	300	302,022
2.40%, 04/01/20 (Call 03/01/20)[a]	250	251,239
Intesa Sanpaolo SpA
3.88%, 01/16/18	300	306,729
5.25%, 01/12/24	200	216,747
Itau CorpBanca
3.13%, 01/15/18	200	202,260
JPMorgan Chase & Co.
1.63%, 05/15/18	450	449,550
2.20%, 10/22/19	506	509,681
2.25%, 01/23/20 (Call 12/23/19)	2,100	2,108,496
2.55%, 10/29/20 (Call 09/29/20)	750	758,259
3.13%, 01/23/25 (Call 10/23/24)	956	958,846
3.20%, 01/25/23	625	640,653
3.30%, 04/01/26 (Call 01/01/26)	350	354,760
3.63%, 05/13/24	350	364,499
3.88%, 09/10/24	300	305,750
3.90%, 07/15/25 (Call 04/15/25)	700	741,784
4.13%, 12/15/26[a]	500	516,878
4.25%, 10/15/20	252	270,895
4.25%, 10/01/27	250	259,000
4.35%, 08/15/21	380	412,530
4.40%, 07/22/20	442	476,800
4.50%, 01/24/22	1,000	1,093,593
4.63%, 05/10/21	250	274,167
4.85%, 02/01/44[a]	450	518,960
5.40%, 01/06/42	332	397,889
5.50%, 10/15/40	200	239,909
5.60%, 07/15/41	250	304,625
6.00%, 01/15/18	374	399,635
6.30%, 04/23/19	380	425,756
6.40%, 05/15/38	225	298,038
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,900	2,006,503
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	499,775
KeyCorp
2.90%, 09/15/20	350	356,636
5.10%, 03/24/21	300	332,840
KfW
0.88%, 12/15/17	2,100	2,096,555
1.13%, 08/06/18	1,000	1,000,868

Security	Principal (000s)	Value
1.50%, 02/06/19	$300	$302,642
1.50%, 06/15/21	500	498,200
2.00%, 05/02/25[a]	2,850	2,858,620
2.13%, 01/17/23	700	715,787
2.38%, 08/25/21[a]	175	181,599
2.50%, 11/20/24	250	260,823
2.75%, 09/08/20	2,000	2,104,592
2.75%, 10/01/20	1,500	1,578,939
4.00%, 01/27/20	1,700	1,857,712
4.50%, 07/16/18	450	482,262
4.88%, 06/17/19	450	498,642
Korea Development Bank (The)
1.50%, 01/22/18	500	498,570
3.00%, 01/13/26	500	517,151
3.75%, 01/22/24	200	216,933
4.63%, 11/16/21	300	335,727
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	300	299,956
1.38%, 10/23/19	400	401,064
1.88%, 09/17/18	450	458,019
2.00%, 01/13/25[a]	500	501,859
2.38%, 09/13/17	425	432,654
Lloyds Bank PLC
2.05%, 01/22/19	800	799,850
2.35%, 09/05/19[a]	400	402,413
3.50%, 05/14/25	250	260,658
6.38%, 01/21/21	55	64,512
Lloyds Banking Group PLC
4.65%, 03/24/26[a]	250	251,268
5.30%, 12/01/45[c]	300	309,771
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	249,928
2.25%, 07/25/19 (Call 06/25/19)	200	201,914
2.90%, 02/06/25 (Call 01/06/25)	250	249,346
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	250	255,666
3.85%, 03/01/26	400	424,562
Morgan Stanley
2.13%, 04/25/18	1,000	1,006,466
2.20%, 12/07/18	300	302,371
2.45%, 02/01/19[a]	500	506,499
2.50%, 01/24/19	600	608,670
2.65%, 01/27/20	700	708,746
2.80%, 06/16/20	200	203,207

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.95%, 04/23/27	$400	$397,730
4.00%, 07/23/25	155	162,694
4.10%, 05/22/23	500	514,224
4.30%, 01/27/45	400	404,230
4.35%, 09/08/26	365	373,968
4.88%, 11/01/22	400	433,235
5.00%, 11/24/25	450	483,212
5.50%, 07/28/21	155	175,273
5.63%, 09/23/19	450	497,016
5.75%, 01/25/21	800	906,624
5.95%, 12/28/17	1,000	1,064,192
6.38%, 07/24/42	675	873,859
6.63%, 04/01/18	532	577,093
7.25%, 04/01/32	290	390,077
7.30%, 05/13/19	525	600,304
Series F
3.88%, 04/29/24	350	365,531
MUFG Americas Holdings Corp.
3.50%, 06/18/22	400	414,091
National Australia Bank Ltd./New York
2.30%, 07/25/18	500	507,395
2.63%, 07/23/20[a]	250	255,367
3.38%, 01/14/26[a]	250	261,303
National City Corp.
6.88%, 05/15/19	400	452,277
Northern Trust Corp.
3.38%, 08/23/21	500	529,835
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	700	697,033
1.63%, 03/12/19	850	858,560
PNC Bank N.A.
1.95%, 03/04/19 (Call 02/02/19)[d]	500	504,070
2.25%, 07/02/19 (Call 06/02/19)[d]	1,000	1,015,242
2.40%, 10/18/19 (Call 09/18/19)[d]	250	254,564
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[d]	350	369,715
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	312	326,634
4.38%, 08/11/20[d]	250	272,071
5.13%, 02/08/20[d]	395	437,732
Regions Bank/Birmingham AL
6.45%, 06/26/37	250	297,400

Security	Principal (000s)	Value
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	$150	$149,408
Royal Bank of Canada
1.50%, 01/16/18	550	551,081
1.80%, 07/30/18[a]	250	251,445
2.00%, 12/10/18	600	605,959
2.15%, 03/15/19[a]	200	202,784
2.20%, 07/27/18	200	202,842
2.35%, 10/30/20	250	253,663
2.50%, 01/19/21	150	152,892
Santander Bank N.A.
8.75%, 05/30/18	250	278,300
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	200	198,819
2.70%, 05/24/19 (Call 04/24/19)	200	200,685
Santander Issuances SAU
5.18%, 11/19/25[a]	200	197,708
Santander UK Group Holdings PLC
2.88%, 10/16/20	250	248,811
3.13%, 01/08/21	95	95,663
Societe Generale SA
2.63%, 10/01/18	250	255,109
State Street Corp.
3.30%, 12/16/24	450	472,771
3.70%, 11/20/23	350	380,083
4.38%, 03/07/21	212	234,154
4.96%, 03/15/18	152	158,684
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	400	399,440
1.50%, 01/18/18	500	498,579
2.25%, 07/11/19	500	503,643
2.45%, 01/16/20	250	252,937
3.40%, 07/11/24	350	362,446
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	200	204,591
3.78%, 03/09/26[a]	350	369,298
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)	500	495,616
SVB Financial Group
3.50%, 01/29/25	450	448,837
Svenska Handelsbanken AB
2.25%, 06/17/19	500	507,275
2.45%, 03/30/21	500	506,843

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Toronto-Dominion Bank (The)
1.40%, 04/30/18	$500	$499,462
1.95%, 01/22/19	500	504,156
2.25%, 11/05/19[a]	400	405,596
2.50%, 12/14/20[a]	450	458,926
2.63%, 09/10/18[a]	250	255,829
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	250	253,928
3.00%, 03/15/22 (Call 02/15/22)	250	258,358
3.70%, 01/30/24 (Call 12/29/23)	500	539,944
4.13%, 05/24/21 (Call 04/23/21)	165	180,306
U.S. Bank N.A./Cincinnati OH
1.45%, 01/29/18 (Call 12/29/17)	500	501,190
2.80%, 01/27/25 (Call 12/27/24)	500	510,168
UBS AG/Stamford CT
2.38%, 08/14/19	800	809,825
4.88%, 08/04/20	500	554,750
5.75%, 04/25/18	450	484,126
Wachovia Corp.
5.50%, 08/01/35	100	112,254
5.75%, 06/15/17	300	313,165
5.75%, 02/01/18	775	828,239
7.50%, 04/15/35	100	135,762
Wells Fargo & Co.
1.50%, 01/16/18	400	400,465
2.55%, 12/07/20	135	137,080
2.60%, 07/22/20	250	255,031
3.00%, 02/19/25	415	415,481
3.00%, 04/22/26[a]	500	499,801
3.30%, 09/09/24	2,400	2,463,950
3.50%, 03/08/22	620	654,131
3.55%, 09/29/25	300	313,716
3.90%, 05/01/45	400	399,601
4.10%, 06/03/26	990	1,032,594
4.13%, 08/15/23	200	211,622
4.60%, 04/01/21	275	304,169
4.65%, 11/04/44	300	307,905
4.90%, 11/17/45	90	95,603
5.38%, 11/02/43	100	111,406
5.61%, 01/15/44	645	753,160
5.63%, 12/11/17	455	483,263
Series M
3.45%, 02/13/23	270	274,286

Security	Principal (000s)	Value
Series N
2.15%, 01/30/20	$1,000	$1,006,326
Westpac Banking Corp.
1.60%, 01/12/18[a]	500	501,373
2.00%, 08/14/17	402	404,734
2.25%, 07/30/18	200	202,765
2.25%, 01/17/19	100	101,337
2.60%, 11/23/20	800	815,636
4.88%, 11/19/19[a]	380	416,721

		164,832,964
BEVERAGES — 2.48%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	120	128,008
6.45%, 09/01/37	478	617,373
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	1,350	1,356,050
2.63%, 01/17/23	450	447,836
2.65%, 02/01/21 (Call 01/01/21)	520	529,432
3.30%, 02/01/23 (Call 12/01/22)	1,300	1,338,557
3.65%, 02/01/26 (Call 11/01/25)	1,500	1,561,381
3.70%, 02/01/24	420	447,266
4.00%, 01/17/43	75	73,961
4.63%, 02/01/44	250	272,211
4.70%, 02/01/36 (Call 08/01/35)	825	893,013
4.90%, 02/01/46 (Call 08/01/45)	1,350	1,506,601
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	325	325,533
4.38%, 02/15/21[a]	75	81,861
5.38%, 01/15/20	96	107,188
6.38%, 01/15/40	210	272,904
6.88%, 11/15/19	250	291,342
7.75%, 01/15/19	500	575,475
8.20%, 01/15/39	230	355,050
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	149,907
Bottling Group LLC
5.13%, 01/15/19	300	328,043
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	100	109,818
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	100	103,918

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Coca-Cola Co. (The)
1.65%, 03/14/18[a]	$300	$303,138
1.65%, 11/01/18	100	101,363
1.88%, 10/27/20[a]	350	353,610
2.88%, 10/27/25	470	484,109
3.15%, 11/15/20	420	445,443
3.20%, 11/01/23	252	268,010
3.30%, 09/01/21[a]	462	493,895
Coca-Cola Enterprises Inc.
4.50%, 09/01/21 (Call 06/01/21)	100	108,799
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	200	202,587
5.25%, 11/26/43	100	115,131
Diageo Capital PLC
1.13%, 04/29/18	260	259,500
2.63%, 04/29/23 (Call 01/29/23)	280	284,646
3.88%, 04/29/43 (Call 10/29/42)	35	35,227
5.75%, 10/23/17	376	398,896
5.88%, 09/30/36	78	98,143
Diageo Investment Corp.
4.25%, 05/11/42	200	213,539
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)[a]	450	463,930
Molson Coors Brewing Co.
5.00%, 05/01/42	250	269,980
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	685	950,084
PepsiCo Inc.
1.25%, 08/13/17	300	300,795
1.50%, 02/22/19	100	100,247
2.15%, 10/14/20 (Call 09/14/20)	500	507,366
2.75%, 04/30/25 (Call 01/30/25)	217	219,774
3.00%, 08/25/21	750	789,319
3.60%, 03/01/24 (Call 12/01/23)	200	215,891
4.00%, 03/05/42	228	229,614
4.25%, 10/22/44 (Call 04/22/44)	100	104,942
4.45%, 04/14/46 (Call 10/14/45)	45	49,507
4.50%, 01/15/20	250	275,029
4.60%, 07/17/45 (Call 01/17/45)[a]	146	163,103
5.00%, 06/01/18	200	214,863
7.90%, 11/01/18	367	423,227

		21,316,435

Security	Principal (000s)	Value
BIOTECHNOLOGY — 1.26%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	$500	$507,354
3.45%, 10/01/20[a]	550	580,326
3.88%, 11/15/21 (Call 08/15/21)	192	206,161
4.10%, 06/15/21 (Call 03/15/21)	237	257,239
4.40%, 05/01/45 (Call 11/01/44)[a]	326	324,107
5.15%, 11/15/41 (Call 05/15/41)	750	818,401
5.38%, 05/15/43 (Call 11/15/42)	205	231,351
5.65%, 06/15/42 (Call 12/15/41)	180	210,153
5.75%, 03/15/40	50	58,374
5.85%, 06/01/17	275	287,456
6.15%, 06/01/18	400	437,119
6.38%, 06/01/37	30	37,422
Biogen Inc.
2.90%, 09/15/20	100	102,801
4.05%, 09/15/25 (Call 06/15/25)	330	352,279
5.20%, 09/15/45 (Call 03/15/45)	250	276,533
Celgene Corp.
2.13%, 08/15/18	500	504,283
2.88%, 08/15/20	250	256,117
3.25%, 08/15/22	400	407,630
3.63%, 05/15/24 (Call 02/15/24)	202	207,763
3.88%, 08/15/25 (Call 05/15/25)	200	209,098
3.95%, 10/15/20[a]	200	212,266
4.63%, 05/15/44 (Call 11/15/43)	300	299,497
5.00%, 08/15/45 (Call 02/15/45)[a]	400	426,281
Gilead Sciences Inc.
2.35%, 02/01/20	200	203,446
2.55%, 09/01/20	800	819,103
3.65%, 03/01/26 (Call 12/01/25)[a]	850	895,769
3.70%, 04/01/24 (Call 01/01/24)	250	265,023
4.40%, 12/01/21 (Call 09/01/21)	154	170,223
4.50%, 04/01/21 (Call 01/01/21)	200	220,766
4.50%, 02/01/45 (Call 08/01/44)	650	667,245
4.75%, 03/01/46 (Call 09/01/45)	200	213,305
5.65%, 12/01/41 (Call 06/01/41)	152	181,527

		10,846,418
BUILDING MATERIALS — 0.09%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	352	361,579
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	400	423,000

		784,579

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CHEMICALS — 1.50%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	$211	$209,660
4.13%, 03/15/35 (Call 09/15/34)	45	41,079
5.25%, 01/15/45 (Call 07/15/44)	300	307,316
6.75%, 01/15/19	78	86,304
Air Products & Chemicals Inc.
3.00%, 11/03/21[a]	200	205,949
4.38%, 08/21/19	150	161,415
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	180	183,279
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	209,847
Cabot Corp.
3.70%, 07/15/22	50	50,377
CF Industries Inc.
5.38%, 03/15/44	186	171,872
7.13%, 05/01/20	350	400,024
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	203,445
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	400	407,019
4.13%, 11/15/21 (Call 08/15/21)	290	314,033
4.25%, 10/01/34 (Call 04/01/34)	400	395,678
4.38%, 11/15/42 (Call 05/15/42)	283	273,071
8.55%, 05/15/19[a]	252	298,125
9.40%, 05/15/39	170	257,778
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	254,136
3.60%, 08/15/22 (Call 05/15/22)	200	206,816
3.80%, 03/15/25 (Call 12/15/24)	200	205,518
5.50%, 11/15/19	275	301,888
Ecolab Inc.
1.45%, 12/08/17	100	99,959
4.35%, 12/08/21	328	362,463
5.50%, 12/08/41	100	117,867
EI du Pont de Nemours & Co.
2.80%, 02/15/23	312	312,857
3.63%, 01/15/21[a]	186	196,650
4.15%, 02/15/43	204	201,211
4.63%, 01/15/20	200	217,804
6.00%, 07/15/18	275	300,585

Security	Principal (000s)	Value
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	$100	$102,395
Lubrizol Corp.
8.88%, 02/01/19	250	297,090
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	400	392,174
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	600	642,949
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[a]	300	255,840
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	350	340,214
3.38%, 07/15/24 (Call 04/15/24)[a]	672	676,192
4.40%, 07/15/44 (Call 01/15/44)	306	292,403
5.88%, 04/15/38	25	28,482
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	260	269,576
5.63%, 11/15/43 (Call 05/15/43)[a]	225	237,572
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	154	151,241
3.25%, 12/01/17	180	184,312
5.63%, 12/01/40[a]	182	206,756
6.50%, 05/15/19	160	179,694
PPG Industries Inc.
3.60%, 11/15/20[a]	100	103,705
5.50%, 11/15/40[a]	82	92,953
Praxair Inc.
1.25%, 11/07/18	130	129,606
2.20%, 08/15/22 (Call 05/15/22)	400	398,582
2.45%, 02/15/22 (Call 11/15/21)	92	93,360
2.65%, 02/05/25 (Call 11/05/24)[a]	140	141,220
3.00%, 09/01/21[a]	100	104,646
4.05%, 03/15/21	52	56,940
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)[a]	180	176,307
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	100	93,243
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	120	126,366
4.40%, 02/01/45 (Call 08/01/44)	140	130,585

		12,858,428
COMMERCIAL SERVICES — 0.70%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	275	292,423

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	$575	$579,757
5.25%, 10/01/25 (Call 07/01/25)[a]	100	101,919
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	159	174,279
Catholic Health Initiatives
4.35%, 11/01/42	200	197,399
Emory University
5.63%, 09/01/19	40	45,177
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	206,769
6.30%, 07/01/17	100	104,941
Massachusetts Institute of Technology
4.68%, 07/01/14	180	202,220
5.60%, 07/01/11	80	106,503
MasterCard Inc.
3.38%, 04/01/24	250	266,672
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	200	204,835
4.88%, 02/15/24 (Call 11/15/23)	200	222,983
5.50%, 09/01/20	100	111,332
Northwestern University
3.69%, 12/01/38	200	210,423
Princeton University Series A
4.95%, 03/01/19	250	274,019
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	400	427,377
4.40%, 02/15/26 (Call 11/15/25)	150	164,785
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	200	199,519
3.00%, 08/15/19 (Call 07/15/19)	300	303,781
4.25%, 08/15/24 (Call 05/15/24)	400	411,300
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	300	316,384
Verisk Analytics Inc.
4.13%, 09/12/22	350	362,825
5.50%, 06/15/45 (Call 12/15/44)	75	75,152
Western Union Co. (The)
3.65%, 08/22/18	120	123,288
5.25%, 04/01/20	110	118,000
6.20%, 11/17/36	100	103,105
6.20%, 06/21/40[a]	125	125,999

		6,033,166

Security	Principal (000s)	Value
COMPUTERS — 2.15%
Apple Inc.
1.00%, 05/03/18	$200	$199,669
1.55%, 02/07/20	200	200,061
2.00%, 05/06/20[a]	485	493,080
2.10%, 05/06/19	650	663,263
2.25%, 02/23/21 (Call 01/23/21)	300	303,959
2.40%, 05/03/23	261	260,758
2.50%, 02/09/25	475	469,695
2.85%, 05/06/21	800	833,635
2.85%, 02/23/23 (Call 12/23/22)[a]	360	370,935
3.20%, 05/13/25	400	416,306
3.25%, 02/23/26 (Call 11/23/25)	200	208,217
3.45%, 05/06/24	800	849,354
3.45%, 02/09/45	327	298,251
3.85%, 05/04/43	600	585,654
4.45%, 05/06/44	300	318,619
4.65%, 02/23/46 (Call 08/23/45)	700	768,272
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	150	152,987
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[c]	600	608,774
4.42%, 06/15/21 (Call 05/15/21)[c]	600	613,634
5.45%, 06/15/23 (Call 04/15/23)[c]	500	509,249
6.02%, 06/15/26 (Call 03/15/26)[c]	500	506,115
8.10%, 07/15/36 (Call 01/15/36)[c]	200	204,400
8.35%, 07/15/46 (Call 01/15/46)[c]	300	305,729
EMC Corp./MA
1.88%, 06/01/18	229	222,130
3.38%, 06/01/23 (Call 03/01/23)[a]	450	383,625
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[c]	1,220	1,254,631
4.90%, 10/15/25 (Call 07/15/25)[c]	250	255,826
6.20%, 10/15/35 (Call 04/15/35)[a,c]	300	289,636
6.35%, 10/15/45 (Call 04/15/45)[c]	50	47,603
HP Enterprise Services LLC
7.45%, 10/15/29	50	58,186
HP Inc.
4.05%, 09/15/22	100	103,871
4.30%, 06/01/21	162	169,553
4.38%, 09/15/21	250	261,558

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.65%, 12/09/21	$286	$302,954
6.00%, 09/15/41	232	206,254
International Business Machines Corp.
1.63%, 05/15/20[a]	250	250,130
1.88%, 05/15/19	300	303,876
1.88%, 08/01/22	200	196,254
2.25%, 02/19/21	200	203,311
2.90%, 11/01/21	200	209,181
3.45%, 02/19/26[a]	200	211,258
3.63%, 02/12/24	200	215,596
4.00%, 06/20/42	115	117,903
4.70%, 02/19/46[a]	100	111,249
5.60%, 11/30/39	217	266,711
5.70%, 09/14/17	434	459,550
6.22%, 08/01/27[a]	100	129,425
6.50%, 01/15/28[a]	250	329,981
7.00%, 10/30/25	250	333,553
7.63%, 10/15/18	300	342,075
Lexmark International Inc.
5.13%, 03/15/20	200	204,917
NetApp Inc.
2.00%, 12/15/17	330	329,616
3.25%, 12/15/22 (Call 09/15/22)	200	198,701
Seagate HDD Cayman
4.75%, 06/01/23[a]	200	166,000
4.88%, 06/01/27 (Call 03/01/27)[c]	250	176,250
5.75%, 12/01/34 (Call 06/01/34)	60	41,400

		18,493,380
COSMETICS & PERSONAL CARE — 0.29%
Colgate-Palmolive Co.
2.95%, 11/01/20	200	211,808
3.25%, 03/15/24	315	339,851
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	100,799
4.38%, 06/15/45 (Call 12/15/44)	106	116,254
Procter & Gamble Co. (The)
1.90%, 11/01/19	410	417,545
2.30%, 02/06/22	221	225,002
4.70%, 02/15/19	686	748,240
5.55%, 03/05/37	234	308,239

		2,467,738

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.07%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	$100	$104,970
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	175	171,117
5.00%, 08/10/22 (Call 02/10/22)	100	100,676
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	200	224,878

		601,641
DIVERSIFIED FINANCIAL SERVICES — 3.37%
Affiliated Managers Group Inc.
4.25%, 02/15/24	250	255,187
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)	205	207,427
3.88%, 04/01/21 (Call 03/01/21)[a]	575	594,243
Alterra Finance LLC
6.25%, 09/30/20	100	113,052
American Express Co.
1.55%, 05/22/18	302	301,257
2.65%, 12/02/22	400	399,732
3.63%, 12/05/24 (Call 11/04/24)	250	252,004
4.05%, 12/03/42[a]	177	180,312
6.15%, 08/28/17	150	158,588
7.00%, 03/19/18	406	443,008
American Express Credit Corp.
1.13%, 06/05/17	400	399,191
1.55%, 09/22/17	145	145,229
2.38%, 05/26/20 (Call 04/25/20)	250	253,208
Series F
2.60%, 09/14/20 (Call 08/14/20)	625	637,471
Ameriprise Financial Inc.
3.70%, 10/15/24[a]	500	524,427
4.00%, 10/15/23	50	53,337
Bear Stearns Companies LLC (The)
7.25%, 02/01/18	475	517,737
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)	500	501,034
8.80%, 07/15/19	700	828,685
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	156	158,535
3.23%, 09/01/22	205	214,013
3.45%, 02/13/26 (Call 11/13/25)	90	94,183

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CME Group Inc./IL
3.00%, 09/15/22	$112	$116,689
5.30%, 09/15/43 (Call 03/15/43)	204	247,125
Credit Suisse USA Inc.
7.13%, 07/15/32[a]	330	429,180
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	74,419
3.95%, 11/06/24 (Call 08/06/24)	180	181,451
5.20%, 04/27/22	160	172,963
Ford Motor Credit Co. LLC
2.15%, 01/09/18	400	401,242
2.38%, 01/16/18	500	503,401
3.66%, 09/08/24	450	458,991
5.00%, 05/15/18	700	737,900
5.75%, 02/01/21	500	563,122
Franklin Resources Inc.
2.80%, 09/15/22	62	63,215
2.85%, 03/30/25	270	269,273
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[c]	1,110	1,130,322
3.37%, 11/15/25[c]	340	360,308
4.42%, 11/15/35[c]	1,000	1,086,497
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	851	868,087
3.45%, 05/15/24 (Call 02/13/24)	129	138,619
4.63%, 01/07/21	225	251,236
4.65%, 10/17/21	575	648,830
5.30%, 02/11/21	470	537,763
5.50%, 01/08/20	100	113,181
5.63%, 09/15/17	460	487,004
5.63%, 05/01/18	300	325,392
5.88%, 01/14/38	750	979,902
6.00%, 08/07/19	185	210,923
6.88%, 01/10/39	750	1,092,513
Series A
6.75%, 03/15/32	167	229,050
Goldman Sachs Capital I
6.35%, 02/15/34[a]	720	834,156
HSBC Finance Corp.
6.68%, 01/15/21	464	526,126
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	250	256,383
3.75%, 12/01/25 (Call 09/01/25)	250	259,227

Security	Principal (000s)	Value
Invesco Finance PLC
4.00%, 01/30/24	$270	$286,370
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	200	210,950
Jefferies Group LLC
5.13%, 04/13/18	195	202,905
6.45%, 06/08/27	125	133,813
6.50%, 01/20/43	110	107,464
6.88%, 04/15/21	100	111,850
8.50%, 07/15/19[a]	180	204,521
Legg Mason Inc.
3.95%, 07/15/24	250	245,146
5.63%, 01/15/44	200	199,689
Nasdaq Inc.
5.25%, 01/16/18	83	87,458
5.55%, 01/15/20	250	273,866
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19 (Call 10/15/19)	300	307,595
3.05%, 02/15/22 (Call 11/15/21)	80	83,389
10.38%, 11/01/18	750	906,239
Series C
8.00%, 03/01/32	200	296,239
Nomura Holdings Inc.
2.75%, 03/19/19	356	361,021
6.70%, 03/04/20	154	176,989
NYSE Holdings LLC
2.00%, 10/05/17	100	100,626
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	276,908
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	765	776,401
2.80%, 12/14/22 (Call 10/14/22)	200	206,617
3.15%, 12/14/25 (Call 09/14/25)	755	782,471
4.15%, 12/14/35 (Call 06/14/35)	300	327,120
4.30%, 12/14/45 (Call 06/14/45)	450	496,466

		28,948,463
ELECTRIC — 5.84%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	95	97,304
3.38%, 10/01/20	175	184,109
3.75%, 03/01/45 (Call 09/01/44)	180	177,940
4.10%, 01/15/42	150	155,679

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.15%, 08/15/44 (Call 02/15/44)	$230	$242,665
4.30%, 01/02/46 (Call 07/02/45)	100	108,649
6.00%, 03/01/39	25	31,612
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	100	103,526
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	210,881
4.30%, 07/01/44 (Call 01/01/44)	176	193,005
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	210	209,691
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)[a]	205	211,110
6.38%, 04/01/36	115	142,986
7.00%, 04/01/38	100	132,242
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	200	201,966
4.50%, 04/01/42 (Call 10/01/41)	250	275,461
Avangrid Inc.
4.63%, 10/01/20	100	105,845
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	154	155,332
2.40%, 02/01/20 (Call 01/01/20)	450	458,992
4.50%, 02/01/45 (Call 08/01/44)	250	269,419
5.15%, 11/15/43 (Call 05/15/43)[a]	186	218,841
5.75%, 04/01/18	154	165,943
6.13%, 04/01/36	138	177,090
6.50%, 09/15/37	190	256,448
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	200	208,807
4.25%, 11/30/23 (Call 08/30/23)	140	150,059
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	300	333,594
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	175	188,844
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	100	104,760
4.70%, 03/31/43 (Call 09/30/42)	100	108,167
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	300	312,447
3.40%, 09/01/21 (Call 06/01/21)	200	213,640
3.70%, 03/01/45 (Call 09/01/44)	300	296,547

Security	Principal (000s)	Value
5.80%, 03/15/18	$165	$177,848
6.45%, 01/15/38	140	192,183
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	149,700
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)[a]	100	104,918
3.95%, 03/01/43 (Call 09/01/42)	120	122,268
4.50%, 12/01/45 (Call 06/01/45)[a]	100	110,831
4.63%, 12/01/54 (Call 06/01/54)	100	108,337
5.50%, 12/01/39	5	6,088
6.30%, 08/15/37	208	274,689
6.65%, 04/01/19	200	226,214
Series 08-B
6.75%, 04/01/38	250	343,828
Series 12-A
4.20%, 03/15/42	150	156,399
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)[a]	200	207,040
3.38%, 08/15/23 (Call 05/15/23)	125	132,079
4.35%, 08/31/64 (Call 02/28/64)	106	110,715
6.70%, 09/15/19	300	344,892
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	50	52,757
4.00%, 06/01/42 (Call 12/01/41)	250	252,575
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	200	211,078
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	150	152,482
3.90%, 10/01/25 (Call 07/01/25)[a]	250	258,845
4.45%, 03/15/21[a]	225	244,559
4.70%, 12/01/44 (Call 06/01/44)[a]	150	157,083
5.20%, 08/15/19	200	219,267
7.00%, 06/15/38	140	181,489
Series B
2.75%, 09/15/22 (Call 06/15/22)	160	158,978
5.95%, 06/15/35	100	117,209
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	180	180,449
5.70%, 10/01/37	160	201,022
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	345	349,231
3.85%, 12/01/23 (Call 09/01/23)	100	106,144
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	210	208,690

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.90%, 06/15/21 (Call 03/15/21)	$200	$216,691
4.25%, 12/15/41 (Call 06/15/41)	160	172,491
6.05%, 04/15/38	182	240,643
Duke Energy Corp.
1.63%, 08/15/17	250	250,588
3.05%, 08/15/22 (Call 05/15/22)	650	663,829
3.55%, 09/15/21 (Call 06/15/21)	500	527,592
3.75%, 04/15/24 (Call 01/15/24)[a]	450	476,798
4.80%, 12/15/45 (Call 06/15/45)[a]	100	111,169
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	300	308,190
5.65%, 04/01/40	100	127,255
6.40%, 06/15/38	97	133,777
Duke Energy Indiana LLC
6.35%, 08/15/38	200	272,861
Duke Energy Progress LLC
4.15%, 12/01/44 (Call 06/01/44)	220	234,555
5.30%, 01/15/19	200	219,212
Edison International
3.75%, 09/15/17	200	205,831
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	322,521
4.95%, 12/15/44 (Call 12/15/24)[a]	100	102,340
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	150	153,320
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	400	415,612
7.13%, 02/01/19	300	338,243
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	100	102,330
3.95%, 06/15/25 (Call 03/15/25)	150	157,805
4.45%, 04/15/46 (Call 10/15/45)	300	302,163
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	270	272,615
4.00%, 10/01/20 (Call 07/01/20)[a]	150	156,951
5.20%, 10/01/19	200	218,052
5.60%, 06/15/42 (Call 12/15/41)	100	100,872
6.25%, 10/01/39[a]	350	382,501
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	350	376,896
6.80%, 08/15/39[a]	100	96,977
Florida Power & Light Co.
4.05%, 10/01/44 (Call 04/01/44)	300	321,090
5.25%, 02/01/41 (Call 08/01/40)	200	249,021

Security	Principal (000s)	Value
5.65%, 02/01/37	$200	$254,447
5.95%, 02/01/38	175	232,202
5.96%, 04/01/39	115	153,844
Georgia Power Co.
1.95%, 12/01/18	200	201,822
4.30%, 03/15/42	245	260,190
5.40%, 06/01/40	150	181,013
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	54,273
Hydro-Quebec
1.38%, 06/19/17	325	326,371
8.05%, 07/07/24	435	596,259
Iberdrola International BV
6.75%, 07/15/36	200	254,932
Indiana Michigan Power Co.
7.00%, 03/15/19	180	203,099
Integrys Holding Inc.
4.17%, 11/01/20	100	108,022
Interstate Power & Light Co.
6.25%, 07/15/39	100	133,446
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)[a]	250	264,161
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	229,140
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	100	109,911
5.13%, 11/01/40 (Call 05/01/40)	110	132,263
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	310	339,582
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)[a]	200	218,039
4.25%, 05/01/46 (Call 11/01/45)	350	383,283
Nevada Power Co.
6.65%, 04/01/36	50	67,723
7.13%, 03/15/19	190	218,363
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	135	136,975
4.50%, 06/01/21 (Call 03/01/21)	100	108,296
6.00%, 03/01/19	135	147,940
Series D
VRN, (3 mo. LIBOR US + 3.348%)
7.30%, 09/01/67 (Call 09/01/17)	100	94,500
NiSource Finance Corp.
5.65%, 02/01/45 (Call 08/01/44)	300	364,911

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.80%, 02/01/42 (Call 08/01/41)	$200	$246,370
6.40%, 03/15/18	116	125,183
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	325	350,700
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	248,002
5.50%, 03/15/40	125	157,278
Oglethorpe Power Corp.
5.25%, 09/01/50[a]	200	218,780
5.38%, 11/01/40	95	108,997
Ohio Power Co. Series M
5.38%, 10/01/21	120	137,049
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	100	110,216
6.35%, 09/01/18	300	331,521
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)[a]	250	250,859
5.30%, 06/01/42 (Call 12/01/41)	100	120,380
6.80%, 09/01/18	150	166,752
7.00%, 09/01/22	170	212,869
7.50%, 09/01/38	66	92,643
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)[a]	200	199,875
3.40%, 08/15/24 (Call 05/15/24)	140	147,646
3.50%, 06/15/25 (Call 03/15/25)	200	212,214
3.75%, 02/15/24 (Call 11/15/23)	225	241,573
4.25%, 03/15/46 (Call 09/15/45)	50	53,624
4.75%, 02/15/44 (Call 08/15/43)	185	210,371
5.40%, 01/15/40	5	6,154
6.05%, 03/01/34	500	652,208
6.25%, 03/01/39	350	458,399
8.25%, 10/15/18	930	1,071,553
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	88	91,530
3.60%, 04/01/24 (Call 01/01/24)	186	199,728
3.85%, 06/15/21 (Call 03/15/21)	260	282,718
4.10%, 02/01/42 (Call 08/01/41)	250	264,767
5.25%, 06/15/35	100	119,739
6.00%, 01/15/39	250	329,064
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	250	261,840
5.95%, 10/01/36	100	128,005
Pennsylvania Electric Co.
6.15%, 10/01/38	100	110,545

Security	Principal (000s)	Value
Portland General Electric Co.
6.10%, 04/15/19	$200	$220,549
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	165	175,363
PPL Capital Funding Inc.
4.20%, 06/15/22 (Call 03/15/22)	100	108,207
5.00%, 03/15/44 (Call 09/15/43)	54	59,520
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	156,340
4.15%, 10/01/45 (Call 04/01/45)	250	264,982
5.20%, 07/15/41 (Call 01/15/41)	175	212,815
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	200	204,831
4.40%, 01/15/21 (Call 10/15/20)	100	108,639
7.75%, 03/01/31	225	310,792
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	150	150,596
4.15%, 09/15/21 (Call 06/15/21)[a]	100	104,098
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	400	400,831
4.75%, 08/15/41 (Call 02/15/41)	50	58,044
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	350	369,695
Public Service Co. of Oklahoma
4.40%, 02/01/21	180	194,465
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)[a]	100	100,251
4.05%, 05/01/45 (Call 11/01/44)	300	320,244
4.15%, 11/01/45 (Call 05/01/45)	250	274,308
5.50%, 03/01/40	110	137,767
5.80%, 05/01/37	200	256,827
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	250	252,153
5.63%, 07/15/22 (Call 04/15/22)	300	337,620
Puget Sound Energy Inc.
5.76%, 10/01/39	130	166,390
5.76%, 07/15/40	150	191,361
7.02%, 12/01/27	100	134,166
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	210,737
3.95%, 11/15/41	50	51,757
6.00%, 06/01/39	50	65,530
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	203,534

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.75%, 05/15/21 (Call 02/15/21)	$100	$105,777
South Carolina Electric & Gas Co.
4.60%, 06/15/43 (Call 12/15/42)	165	177,829
6.05%, 01/15/38	125	158,977
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	150	163,104
4.65%, 10/01/43 (Call 04/01/43)	150	172,552
5.50%, 08/15/18	400	437,531
5.50%, 03/15/40	140	176,644
5.63%, 02/01/36	200	247,514
5.75%, 04/01/35	160	200,308
6.00%, 01/15/34	62	79,071
Series 06-E
5.55%, 01/15/37	180	221,063
Series C
3.60%, 02/01/45 (Call 08/01/44)	100	98,488
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	685	688,173
2.75%, 06/15/20 (Call 05/15/20)	165	168,036
3.25%, 07/01/26 (Call 04/01/26)	505	511,610
4.40%, 07/01/46 (Call 01/01/46)	300	305,703
Southern Power Co.
1.85%, 12/01/17	250	251,045
5.15%, 09/15/41	100	104,402
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	50	52,632
3.90%, 04/01/45 (Call 10/01/44)	325	302,823
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	140	141,803
4.20%, 05/15/45 (Call 11/15/44)	250	259,937
TECO Finance Inc.
6.57%, 11/01/17	135	143,425
Toledo Edison Co. (The)
6.15%, 05/15/37	200	235,554
TransAlta Corp.
1.90%, 06/03/17	200	197,250
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	125	139,655
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	100	106,512
6.70%, 02/01/19	110	124,194
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	180	186,159
3.10%, 05/15/25 (Call 02/15/25)	100	104,008

Security	Principal (000s)	Value
4.45%, 02/15/44 (Call 08/15/43)[a]	$200	$218,868
5.40%, 04/30/18	191	204,036
6.35%, 11/30/37	350	468,769
8.88%, 11/15/38	205	335,220
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	100	105,026
4.10%, 04/01/43 (Call 10/01/42)	100	104,354
4.13%, 03/01/42 (Call 09/01/41)	50	52,741
4.25%, 12/01/45 (Call 06/01/45)	35	37,525
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	206,442
4.25%, 12/15/19	350	379,308
4.30%, 12/15/45 (Call 06/15/45)	100	109,573
Wisconsin Power & Light Co.
2.25%, 11/15/22 (Call 08/15/22)	300	295,555
4.10%, 10/15/44 (Call 04/15/44)	250	262,125
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	50	57,714
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	500	506,685
4.70%, 05/15/20 (Call 11/15/19)	250	271,817
6.50%, 07/01/36	225	292,372

		50,120,759
ELECTRICAL COMPONENTS & EQUIPMENT — 0.09%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	300	303,216
4.25%, 11/15/20[a]	250	274,295
5.00%, 04/15/19	175	191,599

		769,110
ELECTRONICS — 0.58%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	300	306,478
5.00%, 07/15/20	582	639,567
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	314,722
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	175	173,905
Avnet Inc.
4.88%, 12/01/22	152	162,133
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	35	34,883
Flextronics International Ltd.
4.63%, 02/15/20	205	213,200
4.75%, 06/15/25 (Call 03/15/25)	100	100,375

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Honeywell International Inc.
4.25%, 03/01/21	$312	$345,274
5.00%, 02/15/19	130	142,355
5.30%, 03/01/18	132	141,325
5.70%, 03/15/37	100	127,373
Jabil Circuit Inc.
4.70%, 09/15/22	100	100,000
5.63%, 12/15/20	100	105,067
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	275	273,387
Koninklijke Philips NV
3.75%, 03/15/22	300	317,076
5.00%, 03/15/42	184	195,450
5.75%, 03/11/18	62	66,313
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	54,885
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	150	150,293
2.15%, 12/14/18	45	45,247
3.15%, 01/15/23 (Call 10/15/22)	100	100,377
4.15%, 02/01/24 (Call 11/01/23)	306	326,422
4.50%, 03/01/21	400	433,370
5.30%, 02/01/44 (Call 08/01/43)	100	110,198

		4,979,675
ENGINEERING & CONSTRUCTION — 0.09%
ABB Finance USA Inc.
2.88%, 05/08/22	300	306,813
Fluor Corp.
3.38%, 09/15/21	250	261,257
3.50%, 12/15/24 (Call 09/15/24)	200	205,746

		773,816
ENVIRONMENTAL CONTROL — 0.20%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	204	207,292
3.80%, 05/15/18	150	156,159
4.75%, 05/15/23 (Call 02/15/23)	100	111,820
5.25%, 11/15/21[a]	102	115,713
5.70%, 05/15/41 (Call 11/15/40)	200	238,850
6.20%, 03/01/40	72	90,407
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	150	154,023
3.13%, 03/01/25 (Call 12/01/24)	60	61,628
3.90%, 03/01/35 (Call 09/01/34)[a]	300	304,082

Security	Principal (000s)	Value
4.10%, 03/01/45 (Call 09/01/44)	$202	$208,321
6.10%, 03/15/18	82	88,712

		1,737,007
FOOD — 1.53%
Campbell Soup Co.
3.05%, 07/15/17	200	203,824
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	390	393,730
3.25%, 09/15/22	290	293,100
4.95%, 08/15/20	44	47,559
7.00%, 04/15/19[a]	6	6,721
Delhaize Group
5.70%, 10/01/40	150	166,126
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	650	678,652
5.65%, 02/15/19	317	350,347
Hershey Co. (The)
4.13%, 12/01/20	100	110,183
Ingredion Inc.
4.63%, 11/01/20	150	162,520
JM Smucker Co. (The)
1.75%, 03/15/18	200	200,606
2.50%, 03/15/20	200	203,326
3.50%, 03/15/25	200	210,923
4.38%, 03/15/45[a]	195	205,170
Kellogg Co.
3.25%, 04/01/26	400	404,542
4.00%, 12/15/20	80	86,507
4.50%, 04/01/46	250	256,394
Kraft Heinz Foods Co.
2.00%, 07/02/18[c]	250	251,750
2.25%, 06/05/17	100	100,823
3.00%, 06/01/26 (Call 03/01/26)[c]	365	361,431
3.50%, 06/06/22	240	250,846
3.50%, 07/15/22 (Call 05/15/22)[c]	300	312,932
3.95%, 07/15/25 (Call 04/15/25)[a,c]	250	266,484
4.38%, 06/01/46 (Call 12/01/45)[c]	400	405,274
5.00%, 07/15/35 (Call 01/15/35)[c]	300	330,546
5.00%, 06/04/42	400	435,935
5.20%, 07/15/45 (Call 01/15/45)[c]	100	112,318
6.50%, 02/09/40	200	252,245
6.88%, 01/26/39[a]	182	238,157

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	$214	$220,604
3.40%, 04/15/22 (Call 01/15/22)	350	367,529
5.40%, 07/15/40 (Call 01/15/40)	200	228,685
7.50%, 04/01/31	185	247,841
8.00%, 09/15/29	150	203,256
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	250	261,467
3.90%, 07/15/21 (Call 04/15/21)	30	32,545
Mondelez International Inc.
5.38%, 02/10/20	315	353,105
6.13%, 02/01/18	172	185,258
6.13%, 08/23/18[a]	200	219,829
6.50%, 02/09/40[a]	250	326,494
Sysco Corp.
1.90%, 04/01/19	200	200,675
2.60%, 10/01/20 (Call 09/01/20)	250	254,225
3.30%, 07/15/26 (Call 04/15/26)	250	253,497
3.75%, 10/01/25 (Call 07/01/25)	275	289,848
4.50%, 04/01/46 (Call 10/01/45)	100	102,708
6.63%, 03/17/39	100	129,146
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	200	213,438
4.50%, 06/15/22 (Call 03/15/22)	442	484,387
4.88%, 08/15/34 (Call 02/15/34)	231	250,760
Unilever Capital Corp.
3.10%, 07/30/25	100	106,878
4.25%, 02/10/21	450	497,885
5.90%, 11/15/32	217	291,977
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[a,c]	100	103,689

		13,124,697
FOREST PRODUCTS & PAPER — 0.32%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	206,500
4.75%, 01/11/22 (Call 10/11/21)	112	118,020
7.25%, 07/29/19	100	113,284
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	152	154,929
6.25%, 09/01/42	160	162,353
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	203,000
Georgia-Pacific LLC
7.75%, 11/15/29	250	348,912

Security	Principal (000s)	Value
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	$100	$102,496
4.75%, 02/15/22 (Call 11/15/21)	150	163,740
4.80%, 06/15/44 (Call 12/15/43)	345	341,028
5.00%, 09/15/35 (Call 03/15/35)	154	160,386
6.00%, 11/15/41 (Call 05/15/41)	50	56,040
7.95%, 06/15/18	179	199,306
8.70%, 06/15/38	100	141,633
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	246,475

		2,718,102
GAS — 0.46%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	120	124,717
5.25%, 08/15/19	80	85,897
5.88%, 03/15/41 (Call 09/15/40)	100	114,762
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	172	175,734
5.50%, 06/15/41 (Call 12/15/40)	100	120,048
8.50%, 03/15/19	132	155,443
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	260	263,477
2.80%, 11/15/20 (Call 10/15/20)[a]	250	255,054
KeySpan Corp.
5.80%, 04/01/35	125	145,432
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	235,250
4.90%, 12/01/21 (Call 09/01/21)	120	123,011
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	276	278,381
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	80	81,874
4.65%, 08/01/43 (Call 02/01/43)	200	220,641
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	154	154,754
2.85%, 11/15/20 (Call 10/15/20)	100	102,648
3.75%, 11/15/25 (Call 08/15/25)	100	104,413
6.00%, 10/15/39	285	344,770
9.80%, 02/15/19	240	288,506
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	250	264,075
4.45%, 03/15/44 (Call 09/15/43)	125	140,208
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	200	207,981

		3,987,076

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.06%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	$202	$195,078
Stanley Black & Decker Inc.
2.90%, 11/01/22	250	256,470
3.40%, 12/01/21 (Call 09/01/21)	22	22,957

		474,505
HEALTH CARE — PRODUCTS — 1.27%
Becton Dickinson and Co.
2.68%, 12/15/19	300	306,090
3.25%, 11/12/20	186	193,337
3.73%, 12/15/24 (Call 09/15/24)	200	211,996
3.88%, 05/15/24 (Call 02/15/24)	80	85,157
4.69%, 12/15/44 (Call 06/15/44)	130	141,786
4.88%, 05/15/44 (Call 11/15/43)	100	110,317
6.00%, 05/15/39	100	121,075
6.38%, 08/01/19	100	113,103
Boston Scientific Corp.
3.85%, 05/15/25[a]	200	207,609
6.00%, 01/15/20	800	900,465
Covidien International Finance SA
6.00%, 10/15/17	290	308,773
CR Bard Inc.
1.38%, 01/15/18	300	299,271
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	256,957
4.38%, 09/15/45 (Call 03/15/45)	50	55,607
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	164,715
6.00%, 03/01/20	300	337,793
Medtronic Inc.
1.38%, 04/01/18	550	550,474
2.50%, 03/15/20	300	307,529
3.50%, 03/15/25	382	407,161
3.63%, 03/15/24 (Call 12/15/23)	500	538,271
4.38%, 03/15/35	187	203,030
4.63%, 03/15/44 (Call 09/15/43)	167	185,546
4.63%, 03/15/45	1,050	1,177,873
5.55%, 03/15/40[a]	140	169,788
5.60%, 03/15/19	300	332,796
St. Jude Medical Inc.
2.00%, 09/15/18	300	302,164
2.80%, 09/15/20 (Call 08/15/20)	120	122,336
4.75%, 04/15/43 (Call 10/15/42)	232	241,417

Security	Principal (000s)	Value
Stryker Corp.
1.30%, 04/01/18	$112	$111,541
2.63%, 03/15/21 (Call 02/15/21)	400	407,353
3.38%, 11/01/25 (Call 08/01/25)	80	82,490
3.50%, 03/15/26 (Call 12/15/25)	200	208,165
4.38%, 05/15/44 (Call 11/15/43)	250	257,679
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	600	601,318
3.38%, 11/30/21 (Call 08/30/21)	261	269,962
4.45%, 08/15/45 (Call 02/15/45)	400	398,961
5.75%, 11/30/39	150	172,597

		10,862,502
HEALTH CARE — SERVICES — 1.31%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)[a]	186	184,786
3.95%, 09/01/20	100	106,594
4.13%, 06/01/21 (Call 03/01/21)	130	139,041
4.13%, 11/15/42 (Call 05/15/42)	326	322,850
6.63%, 06/15/36	142	181,880
Anthem Inc.
1.88%, 01/15/18	322	322,757
3.50%, 08/15/24 (Call 05/15/24)	247	251,219
3.70%, 08/15/21 (Call 05/15/21)	282	297,528
4.35%, 08/15/20	350	377,700
4.63%, 05/15/42	382	391,292
5.85%, 01/15/36	150	173,297
6.38%, 06/15/37	86	105,962
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	150	161,619
4.50%, 03/15/21 (Call 12/15/20)[a]	462	500,149
5.13%, 06/15/20	237	261,128
5.38%, 02/15/42 (Call 08/15/41)	180	202,542
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	30	33,811
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	214,273
4.95%, 10/01/44 (Call 04/01/44)	200	209,763
7.20%, 06/15/18[a]	252	278,172
Kaiser Foundation Hospitals
3.50%, 04/01/22	150	157,997
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	625	637,090
3.75%, 08/23/22 (Call 05/23/22)	225	234,656

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	$200	$203,409
4.70%, 04/01/21	200	216,953
4.70%, 03/30/45 (Call 09/30/44)	186	187,866
UnitedHealth Group Inc.
1.90%, 07/16/18	500	505,455
2.70%, 07/15/20	35	36,147
2.75%, 02/15/23 (Call 11/15/22)[a]	400	407,497
2.88%, 03/15/22 (Call 12/15/21)	600	617,218
2.88%, 03/15/23[a]	250	255,274
3.75%, 07/15/25	365	393,821
4.25%, 03/15/43 (Call 09/15/42)	250	263,781
4.63%, 11/15/41 (Call 05/15/41)	250	275,121
4.70%, 02/15/21 (Call 11/15/20)	350	388,201
4.75%, 07/15/45	226	259,010
5.80%, 03/15/36	99	124,993
5.95%, 02/15/41 (Call 08/15/40)	200	258,790
6.00%, 02/15/18	248	267,255
6.50%, 06/15/37	100	135,583
6.88%, 02/15/38	250	354,262
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)[a]	300	305,930

		11,202,672
HOLDING COMPANIES — DIVERSIFIED — 0.13%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	200	204,405
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	200	202,546
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	200	198,000
6.63%, 10/23/43 (Call 07/23/43)	100	85,000
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	200	196,466
Prospect Capital Corp.
5.00%, 07/15/19[a]	250	242,500

		1,128,917
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	205,284

		205,284
HOME FURNISHINGS — 0.07%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	102,957

Security	Principal (000s)	Value
Whirlpool Corp.
3.70%, 05/01/25	$250	$259,341
4.00%, 03/01/24	100	106,265
4.85%, 06/15/21	105	115,724

		584,287
HOUSEHOLD PRODUCTS & WARES — 0.17%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	82	82,561
Clorox Co. (The)
3.80%, 11/15/21	200	213,589
Kimberly-Clark Corp.
1.90%, 05/22/19	190	192,720
2.40%, 06/01/23	128	130,032
2.65%, 03/01/25	45	46,045
3.88%, 03/01/21	226	246,915
5.30%, 03/01/41[a]	80	100,694
6.63%, 08/01/37	150	213,561
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	200	211,132

		1,437,249
HOUSEWARES — 0.18%
Newell Brands Inc.
2.60%, 03/29/19	400	407,037
3.85%, 04/01/23 (Call 02/01/23)	250	260,942
4.00%, 06/15/22 (Call 03/15/22)	112	114,553
4.00%, 12/01/24 (Call 09/01/24)	250	257,191
4.20%, 04/01/26 (Call 01/01/26)	240	254,290
5.50%, 04/01/46 (Call 10/01/45)	250	285,762

		1,579,775
INSURANCE — 2.97%
Aflac Inc.
3.63%, 11/15/24	261	277,424
6.45%, 08/15/40	150	193,229
Alleghany Corp.
4.95%, 06/27/22	100	109,117
5.63%, 09/15/20	100	110,015
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	200	200,231
Allstate Corp. (The)
4.50%, 06/15/43	200	220,448
5.55%, 05/09/35	188	231,103
7.45%, 05/16/19	112	130,055

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 1.935%)
6.13%, 05/15/67 (Call 05/15/17)	$250	$242,500
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	500	503,270
3.88%, 01/15/35 (Call 07/15/34)	340	309,946
3.90%, 04/01/26 (Call 01/01/26)[a]	800	809,283
4.50%, 07/16/44 (Call 01/16/44)	511	487,022
4.88%, 06/01/22	500	544,216
6.40%, 12/15/20	322	371,211
Aon Corp.
5.00%, 09/30/20	130	143,474
6.25%, 09/30/40	170	206,941
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	200	200,893
3.88%, 12/15/25 (Call 09/15/25)	250	256,300
4.25%, 12/12/42	200	188,292
4.60%, 06/14/44 (Call 03/14/44)[a]	100	99,910
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	156,978
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	100	110,356
Assurant Inc.
2.50%, 03/15/18	300	301,423
AXA SA
8.60%, 12/15/30[a]	225	299,250
AXIS Specialty Finance LLC
5.88%, 06/01/20	250	276,592
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	500	504,676
4.40%, 05/15/42	156	170,389
5.40%, 05/15/18[a]	490	529,388
5.75%, 01/15/40	100	126,836
Berkshire Hathaway Inc.
1.55%, 02/09/18	167	168,178
2.75%, 03/15/23 (Call 01/15/23)	500	512,269
3.13%, 03/15/26 (Call 12/15/25)	495	511,554
3.40%, 01/31/22	300	320,531
3.75%, 08/15/21	200	217,617
4.50%, 02/11/43[a]	128	141,667
Chubb Corp. (The)
5.75%, 05/15/18	175	189,290
6.50%, 05/15/38	200	276,021
Chubb INA Holdings Inc.
3.35%, 05/15/24	576	604,557

Security	Principal (000s)	Value
4.35%, 11/03/45 (Call 05/03/45)	$535	$580,852
5.90%, 06/15/19	80	89,589
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	250	252,749
5.88%, 08/15/20	82	91,207
Fidelity National Financial Inc.
5.50%, 09/01/22	250	269,661
First American Financial Corp.
4.60%, 11/15/24	100	101,861
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	186	208,605
6.30%, 03/15/18	200	214,566
6.63%, 03/30/40	192	238,700
Infinity Property & Casualty Corp.
5.00%, 09/19/22	200	208,412
Lincoln National Corp.
3.35%, 03/09/25[a]	65	63,143
4.20%, 03/15/22	118	125,074
4.85%, 06/24/21	50	54,532
7.00%, 06/15/40	190	232,547
8.75%, 07/01/19	205	242,271
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	350	345,399
Manulife Financial Corp.
4.90%, 09/17/20	550	598,469
Markel Corp.
4.90%, 07/01/22	100	108,571
5.35%, 06/01/21	100	110,536
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	155,822
3.30%, 03/14/23 (Call 01/14/23)	300	305,046
3.50%, 03/10/25 (Call 12/10/24)	186	187,578
4.80%, 07/15/21 (Call 04/15/21)	200	219,235
MetLife Inc.
3.05%, 12/15/22	240	244,240
3.60%, 11/13/25 (Call 08/13/25)[a]	105	108,457
4.05%, 03/01/45	215	205,974
4.60%, 05/13/46 (Call 11/13/45)	350	365,299
4.72%, 12/15/44	200	211,691
4.75%, 02/08/21	350	387,363
5.88%, 02/06/41	200	244,625
6.40%, 12/15/66 (Call 12/15/31)	415	443,013
7.72%, 02/15/19	175	201,229

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Series D
4.37%, 09/15/23	$165	$180,591
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	200	209,546
Principal Financial Group Inc.
1.85%, 11/15/17	100	100,104
3.13%, 05/15/23	202	201,004
3.30%, 09/15/22	102	104,261
6.05%, 10/15/36	132	157,407
Progressive Corp. (The)
3.70%, 01/26/45	120	116,773
3.75%, 08/23/21	350	372,875
VRN, (3 mo. LIBOR US + 2.018%)
6.70%, 06/15/67 (Call 06/15/17)	240	219,000
Protective Life Corp.
8.45%, 10/15/39	150	199,664
Prudential Financial Inc.
5.10%, 08/15/43	150	157,121
5.40%, 06/13/35	100	109,594
5.70%, 12/14/36	400	455,997
7.38%, 06/15/19	250	287,611
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)[a]	346	352,487
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)	150	157,875
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[a]	250	270,000
VRN, (3 mo. LIBOR US + 5.000%)
8.88%, 06/15/68 (Call 06/15/18)	150	166,125
Series D
6.63%, 12/01/37	55	68,492
Reinsurance Group of America Inc.
5.00%, 06/01/21	300	325,327
Torchmark Corp.
9.25%, 06/15/19	125	148,421
Transatlantic Holdings Inc.
8.00%, 11/30/39	50	66,492
Travelers Companies Inc. (The)
5.80%, 05/15/18	185	200,471
5.90%, 06/02/19	120	134,893
6.25%, 06/15/37	226	302,316
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	196,820

Security	Principal (000s)	Value
Trinity Acquisition PLC
6.13%, 08/15/43	$200	$215,861
Unum Group
4.00%, 03/15/24	200	203,552
Voya Financial Inc.
5.50%, 07/15/22	261	291,514
WR Berkley Corp.
4.63%, 03/15/22	55	58,899
4.75%, 08/01/44	130	128,882
5.38%, 09/15/20	120	131,435
XLIT Ltd.
5.50%, 03/31/45	150	144,827
5.75%, 10/01/21	210	237,485
6.25%, 05/15/27	150	176,280

		25,518,770
INTERNET — 0.61%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	745	748,962
3.60%, 11/28/24 (Call 08/28/24)	200	200,371
4.50%, 11/28/34 (Call 05/28/34)[a]	100	101,413
Alphabet Inc.
3.63%, 05/19/21	300	327,972
Amazon.com Inc.
1.20%, 11/29/17	250	250,270
2.50%, 11/29/22 (Call 08/29/22)	300	306,086
2.60%, 12/05/19 (Call 11/05/19)	250	259,097
3.80%, 12/05/24 (Call 09/05/24)	100	110,087
4.80%, 12/05/34 (Call 06/05/34)	200	226,597
4.95%, 12/05/44 (Call 06/05/44)	150	175,119
Baidu Inc.
3.25%, 08/06/18	400	408,568
3.50%, 11/28/22[a]	400	403,444
eBay Inc.
1.35%, 07/15/17	134	133,662
2.60%, 07/15/22 (Call 04/15/22)	506	488,922
3.25%, 10/15/20 (Call 07/15/20)	100	103,472
4.00%, 07/15/42 (Call 01/15/42)[a]	390	314,677
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	101,102
5.95%, 08/15/20[a]	232	254,880
Symantec Corp.
4.20%, 09/15/20	302	312,026

		5,226,727

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
IRON & STEEL — 0.26%
Nucor Corp.
5.75%, 12/01/17	$191	$201,454
6.40%, 12/01/37	250	294,484
Vale Overseas Ltd.
4.38%, 01/11/22[a]	1,000	895,000
4.63%, 09/15/20[a]	450	421,312
6.88%, 11/21/36	300	247,125
Vale SA
5.63%, 09/11/42[a]	187	140,718

		2,200,093
LEISURE TIME — 0.06%
Carnival Corp.
3.95%, 10/15/20[a]	300	319,040
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	52,202
4.63%, 07/28/45 (Call 01/28/45)	150	158,347

		529,589
LODGING — 0.16%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	95	95,235
5.38%, 08/15/21 (Call 05/15/21)[a]	60	67,217
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)[a]	155	156,103
3.00%, 03/01/19 (Call 12/01/18)	80	81,398
3.25%, 09/15/22 (Call 06/15/22)	202	203,531
Series N
3.13%, 10/15/21 (Call 07/15/21)	100	101,487
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)	485	499,865
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	200	207,750

		1,412,586
MACHINERY — 0.83%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	50	50,044
1.70%, 06/16/18	250	252,023
2.25%, 12/01/19	215	219,319
2.50%, 11/13/20	250	256,572
2.75%, 08/20/21	200	206,780
3.25%, 12/01/24[a]	250	259,909
3.30%, 06/09/24	250	261,039
7.15%, 02/15/19	870	995,403

Security	Principal (000s)	Value
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	$200	$211,189
4.30%, 05/15/44 (Call 11/15/43)[a]	50	52,266
5.20%, 05/27/41	300	350,482
5.30%, 09/15/35	200	233,654
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	100	111,045
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	526	535,022
4.38%, 10/16/19	80	87,273
5.38%, 10/16/29	196	243,670
John Deere Capital Corp.
1.35%, 01/16/18	220	220,681
1.60%, 07/13/18	250	251,575
1.95%, 01/08/19	250	253,521
2.05%, 03/10/20	100	100,866
2.30%, 09/16/19	280	286,466
2.55%, 01/08/21[a]	450	461,601
2.75%, 03/15/22	300	308,237
3.15%, 10/15/21	70	73,419
3.35%, 06/12/24	240	252,000
Series 0014
2.45%, 09/11/20	250	255,296
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	80	81,029
6.25%, 12/01/37	100	131,285
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	150	150,961

		7,152,627
MANUFACTURING — 0.94%
3M Co.
1.00%, 06/26/17	500	500,121
2.00%, 06/26/22	350	355,192
5.70%, 03/15/37	250	324,818
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	202	207,166
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	210	228,910
5.40%, 03/01/19	102	112,830
Dover Corp.
5.38%, 10/15/35	85	100,959
5.38%, 03/01/41 (Call 12/01/40)	132	160,982
5.45%, 03/15/18	100	106,986

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Eaton Corp.
1.50%, 11/02/17	$280	$280,285
2.75%, 11/02/22	200	201,392
4.00%, 11/02/32	358	365,550
5.60%, 05/15/18[a]	62	66,784
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	50	53,029
General Electric Co.
2.70%, 10/09/22	380	390,949
4.13%, 10/09/42	405	429,876
4.50%, 03/11/44	250	278,217
5.25%, 12/06/17	493	523,425
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	105,765
3.50%, 03/01/24 (Call 12/01/23)[a]	100	107,264
3.90%, 09/01/42 (Call 03/01/42)	200	205,398
4.88%, 09/15/41 (Call 03/15/41)	100	116,350
6.25%, 04/01/19	112	126,012
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	221,950
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	250	252,402
4.65%, 11/01/44 (Call 05/01/44)[a]	190	196,168
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	350	369,247
Series A
6.25%, 05/15/38	100	133,990
Pentair Finance SA
2.65%, 12/01/19	62	60,464
3.15%, 09/15/22 (Call 06/15/22)	202	194,914
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	55	56,161
5.95%, 09/21/21 (Call 06/21/21)	285	324,598
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	250	232,148
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	85	86,867
3.50%, 02/03/22 (Call 11/03/21)	150	154,715
6.55%, 10/01/17	127	135,123
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	250	262,416

		8,029,423

Security	Principal (000s)	Value
MEDIA — 3.28%
21st Century Fox America Inc.
3.00%, 09/15/22	$300	$307,593
3.70%, 09/15/24 (Call 06/15/24)	200	211,922
4.50%, 02/15/21	400	438,811
6.15%, 02/15/41	550	671,713
6.40%, 12/15/35	150	185,985
6.65%, 11/15/37	300	381,585
6.90%, 03/01/19	500	566,269
6.90%, 08/15/39	150	192,892
7.75%, 12/01/45[a]	175	247,579
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	250	259,072
3.50%, 01/15/25 (Call 10/15/24)	50	51,152
3.70%, 08/15/24 (Call 05/15/24)	100	104,313
4.90%, 08/15/44 (Call 02/15/44)	252	255,991
5.50%, 05/15/33[a]	75	80,719
5.75%, 04/15/20	182	205,409
7.88%, 07/30/30	245	340,868
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[c]	600	618,254
4.91%, 07/23/25 (Call 04/23/25)[c]	565	603,754
6.38%, 10/23/35 (Call 04/23/35)[c]	500	570,285
6.48%, 10/23/45 (Call 04/23/45)[c]	330	380,109
6.83%, 10/23/55 (Call 04/23/55)[c]	400	457,668
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	280,825
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	300	308,714
3.13%, 07/15/22	100	105,497
3.38%, 08/15/25 (Call 05/15/25)	250	263,456
4.20%, 08/15/34 (Call 02/15/34)	500	531,192
4.25%, 01/15/33	500	529,702
4.60%, 08/15/45 (Call 02/15/45)[a]	146	161,248
4.65%, 07/15/42	550	606,108
4.75%, 03/01/44	475	534,735
5.70%, 07/01/19	242	271,677
6.45%, 03/15/37	225	298,264
6.95%, 08/15/37	165	230,720
7.05%, 03/15/33	300	410,376

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Discovery Communications LLC
3.30%, 05/15/22	$200	$198,063
4.38%, 06/15/21	200	211,223
4.88%, 04/01/43	204	182,132
5.05%, 06/01/20	100	108,217
6.35%, 06/01/40	112	114,286
Grupo Televisa SAB
6.13%, 01/31/46 (Call 06/30/45)	200	211,800
6.63%, 03/18/25[a]	500	603,734
Historic TW Inc.
6.63%, 05/15/29	250	309,118
NBCUniversal Media LLC
4.38%, 04/01/21	412	457,032
5.15%, 04/30/20	1,228	1,382,218
6.40%, 04/30/40	250	333,593
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	99,790
8.63%, 01/15/19	100	115,373
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	250	251,793
TCI Communications Inc.
7.13%, 02/15/28	500	676,593
Thomson Reuters Corp.
1.65%, 09/29/17	400	400,119
3.85%, 09/29/24 (Call 06/29/24)[a]	200	207,968
3.95%, 09/30/21 (Call 06/30/21)	200	210,629
5.65%, 11/23/43 (Call 05/23/43)	100	110,588
6.50%, 07/15/18	92	100,705
Time Warner Cable Inc.
5.00%, 02/01/20	200	214,359
5.50%, 09/01/41 (Call 03/01/41)	400	392,701
6.55%, 05/01/37	300	335,414
6.75%, 07/01/18	250	272,353
6.75%, 06/15/39	500	571,374
7.30%, 07/01/38	250	298,609
8.25%, 04/01/19	480	553,918
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150	190,872
Time Warner Inc.
2.10%, 06/01/19	200	201,004
3.40%, 06/15/22	450	465,665
3.60%, 07/15/25 (Call 04/15/25)	350	363,086
4.65%, 06/01/44 (Call 12/01/43)	146	148,840
4.75%, 03/29/21	210	231,659
4.88%, 03/15/20	140	153,165

Security	Principal (000s)	Value
4.90%, 06/15/42	$190	$200,512
5.35%, 12/15/43	200	220,433
6.10%, 07/15/40	300	356,044
6.20%, 03/15/40	100	119,152
6.25%, 03/29/41	58	70,257
6.50%, 11/15/36	100	122,205
7.63%, 04/15/31	285	377,671
7.70%, 05/01/32	197	263,086
Verizon Communications Inc.
4.67%, 03/15/55	1,000	976,532
Viacom Inc.
3.88%, 12/15/21	350	361,544
4.38%, 03/15/43	200	155,048
4.50%, 03/01/21[a]	200	213,914
4.85%, 12/15/34 (Call 06/15/34)	211	190,280
5.85%, 09/01/43 (Call 03/01/43)	112	107,778
6.88%, 04/30/36	200	212,094
Walt Disney Co. (The)
1.10%, 12/01/17	234	234,080
1.85%, 05/30/19	300	304,242
2.15%, 09/17/20	200	204,379
2.35%, 12/01/22	50	50,848
3.00%, 02/13/26[a]	400	419,426
3.70%, 12/01/42	100	101,602
4.38%, 08/16/41	200	222,500
5.50%, 03/15/19	130	144,689
7.00%, 03/01/32	100	141,557

		28,112,323
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
1.25%, 01/15/18	192	192,131
2.50%, 01/15/23 (Call 10/15/22)	250	252,438
3.90%, 01/15/43 (Call 07/15/42)	130	133,540
Valmont Industries Inc.
5.25%, 10/01/54 (Call 04/01/54)	200	171,373

		749,482
MINING — 0.87%
Barrick North America Finance LLC
4.40%, 05/30/21	400	418,029
5.70%, 05/30/41	356	334,145
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	325	326,081
3.25%, 11/21/21[a]	200	205,958

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.85%, 09/30/23[a]	$270	$282,196
5.00%, 09/30/43[a]	429	453,055
6.50%, 04/01/19	405	454,624
Glencore Canada Corp.
5.50%, 06/15/17	250	255,313
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	200	196,636
5.45%, 06/09/44 (Call 12/09/43)[a]	200	186,810
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	180	180,348
4.88%, 03/15/42 (Call 09/15/41)	175	157,438
6.25%, 10/01/39	208	213,785
Placer Dome Inc.
6.45%, 10/15/35	180	178,302
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21[a]	300	313,775
3.75%, 06/15/25 (Call 03/15/25)[a]	200	198,717
4.13%, 05/20/21	200	212,583
5.20%, 11/02/40	280	291,238
6.50%, 07/15/18	555	605,084
9.00%, 05/01/19	332	393,079
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	386	379,792
4.13%, 08/21/42 (Call 02/21/42)[a]	171	157,330
4.75%, 03/22/42 (Call 09/22/41)	130	131,224
Southern Copper Corp.
3.88%, 04/23/25	350	337,313
6.75%, 04/16/40[a]	75	72,750
7.50%, 07/27/35	500	525,000

		7,460,605
OFFICE & BUSINESS EQUIPMENT — 0.09%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	100	103,476
6.25%, 03/15/19	100	109,253
Xerox Corp.
2.80%, 05/15/20	100	94,876
4.50%, 05/15/21	150	148,554
4.80%, 03/01/35[a]	120	112,028
6.35%, 05/15/18	130	138,125
6.75%, 12/15/39	80	75,635

		781,947

Security	Principal (000s)	Value
OIL & GAS — 5.70%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	$300	$283,500
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	350	330,822
5.55%, 03/15/26 (Call 12/15/25)[a]	150	159,892
6.20%, 03/15/40	96	99,202
6.38%, 09/15/17	31	32,744
6.45%, 09/15/36	399	425,421
6.60%, 03/15/46 (Call 09/15/45)	300	334,249
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	106	99,452
3.25%, 04/15/22 (Call 01/15/22)	500	498,441
4.25%, 01/15/44 (Call 07/15/43)	325	296,141
5.10%, 09/01/40 (Call 03/01/40)	70	68,699
6.00%, 01/15/37	211	227,010
BP Capital Markets PLC
1.38%, 05/10/18	600	597,689
2.32%, 02/13/20	300	302,694
2.50%, 11/06/22	250	244,726
2.75%, 05/10/23	200	197,448
3.06%, 03/17/22	300	304,793
3.51%, 03/17/25	355	366,992
3.54%, 11/04/24	100	103,469
3.56%, 11/01/21	250	263,209
3.99%, 09/26/23	250	266,477
4.50%, 10/01/20	200	218,378
4.74%, 03/11/21	100	110,693
4.75%, 03/10/19	250	269,327
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	315	301,392
6.25%, 03/15/38	121	117,683
6.45%, 06/30/33	100	98,313
6.50%, 02/15/37	175	170,408
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	300	299,002
1.72%, 06/24/18 (Call 05/24/18)	466	468,184
1.96%, 03/03/20 (Call 02/03/20)	350	349,994
2.10%, 05/16/21 (Call 04/15/21)	200	200,173
2.19%, 11/15/19 (Call 10/15/19)	400	406,083
2.36%, 12/05/22 (Call 09/05/22)	600	594,399
2.41%, 03/03/22 (Call 01/03/22)	645	644,988
2.42%, 11/17/20 (Call 10/17/20)	100	101,490

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.95%, 05/16/26 (Call 02/16/26)	$300	$301,759
3.33%, 11/17/25 (Call 08/17/25)	25	25,990
4.95%, 03/03/19	500	543,454
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	100	101,918
5.88%, 05/01/22 (Call 05/01/17)	100	104,351
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	500	486,079
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	395,022
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	207,698
4.88%, 04/30/44	250	266,643
Conoco Funding Co.
7.25%, 10/15/31	300	361,509
ConocoPhillips
5.20%, 05/15/18	100	105,953
5.75%, 02/01/19	600	654,413
6.00%, 01/15/20[a]	200	224,377
6.50%, 02/01/39	625	772,195
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	113,630
ConocoPhillips Co.
1.50%, 05/15/18	95	94,225
2.40%, 12/15/22 (Call 09/15/22)	150	144,161
3.35%, 11/15/24 (Call 08/15/24)[a]	450	448,863
4.15%, 11/15/34 (Call 05/15/34)	146	139,891
4.20%, 03/15/21 (Call 02/15/21)	300	318,236
4.95%, 03/15/26 (Call 12/15/25)[a]	300	329,031
ConocoPhillips Holding Co.
6.95%, 04/15/29	100	120,091
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	146	119,893
5.00%, 06/15/45 (Call 12/15/44)[a]	200	168,196
5.60%, 07/15/41 (Call 01/15/41)	100	87,412
6.30%, 01/15/19	255	267,750
7.95%, 04/15/32	320	342,896
Devon Financing Co. LLC
7.88%, 09/30/31	100	106,339
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	600	558,000
5.88%, 05/28/45	500	400,000
7.63%, 07/23/19[a]	400	446,500

Security	Principal (000s)	Value
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	$200	$176,500
6.50%, 05/15/19	100	100,750
6.50%, 02/01/38	200	174,500
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	223	217,431
3.90%, 04/01/35 (Call 10/01/34)	235	224,824
4.10%, 02/01/21	100	106,498
5.63%, 06/01/19	180	197,381
5.88%, 09/15/17	25	26,283
EQT Corp.
4.88%, 11/15/21	202	206,986
8.13%, 06/01/19	50	54,750
Exxon Mobil Corp.
1.71%, 03/01/19	300	301,859
2.22%, 03/01/21 (Call 02/01/21)	700	708,409
2.71%, 03/06/25 (Call 12/06/24)	700	709,838
3.04%, 03/01/26 (Call 12/01/25)	200	205,808
3.18%, 03/15/24 (Call 12/15/23)	350	365,320
3.57%, 03/06/45 (Call 09/06/44)[a]	45	43,900
4.11%, 03/01/46 (Call 09/01/45)[a]	500	531,620
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	65	62,177
5.60%, 02/15/41	150	145,391
6.00%, 01/15/40	120	119,456
7.13%, 03/15/33	37	39,393
7.30%, 08/15/31	300	326,434
7.88%, 10/01/29	130	147,203
8.13%, 02/15/19	112	124,320
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	130	130,252
4.00%, 04/15/24 (Call 01/15/24)	100	99,100
6.80%, 09/15/37	50	54,540
7.25%, 12/15/19	155	172,673
Kerr-McGee Corp.
6.95%, 07/01/24	150	166,775
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	100	91,000
5.90%, 03/15/18	100	103,000
6.00%, 10/01/17	250	257,500
6.60%, 10/01/37	200	189,000
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	95	95,936

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.00%, 09/15/54 (Call 03/15/54)	$204	$160,133
5.13%, 03/01/21	54	58,393
5.85%, 12/15/45 (Call 06/15/45)[a]	100	91,075
6.50%, 03/01/41 (Call 09/01/40)	190	189,150
Nabors Industries Inc.
4.63%, 09/15/21	350	299,250
6.15%, 02/15/18	250	252,500
Nexen Energy ULC
5.88%, 03/10/35	60	67,675
6.20%, 07/30/19	125	139,125
6.40%, 05/15/37	87	103,840
7.50%, 07/30/39	142	184,511
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	242	247,106
5.05%, 11/15/44 (Call 05/15/44)	90	85,625
6.00%, 03/01/41 (Call 09/01/40)	325	325,557
8.25%, 03/01/19	225	253,508
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	299,109
2.70%, 02/15/23 (Call 11/15/22)	252	249,938
3.13%, 02/15/22 (Call 11/15/21)	42	43,306
3.40%, 04/15/26 (Call 01/15/26)	440	447,801
4.40%, 04/15/46 (Call 10/15/45)	250	259,859
4.63%, 06/15/45 (Call 12/15/44)	35	37,365
Petro-Canada
6.80%, 05/15/38	110	131,487
9.25%, 10/15/21	75	94,019
Petroleos Mexicanos
3.13%, 01/23/19	200	198,888
3.50%, 07/23/20	700	680,700
3.50%, 01/30/23	310	283,502
4.50%, 01/23/26	250	233,340
4.88%, 01/24/22[a]	260	261,178
4.88%, 01/18/24	330	323,002
5.50%, 01/21/21	450	467,264
5.63%, 01/23/46	610	517,992
5.75%, 03/01/18	700	729,128
6.38%, 02/04/21[a,c]	200	214,580
6.38%, 01/23/45	1,275	1,195,411
6.50%, 06/02/41	200	190,175
6.63%, 06/15/35	320	312,537
6.88%, 08/04/26[c]	150	162,193
8.00%, 05/03/19	200	221,691

Security	Principal (000s)	Value
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	$150	$152,089
4.88%, 11/15/44 (Call 05/15/44)	431	443,637
5.88%, 05/01/42	173	193,881
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	400	404,080
3.95%, 07/15/22 (Call 04/15/22)	250	257,113
Shell International Finance BV
1.25%, 11/10/17	100	99,990
1.88%, 05/10/21	200	197,607
2.00%, 11/15/18	225	227,555
2.13%, 05/11/20	500	503,090
2.25%, 11/10/20	420	423,345
2.25%, 01/06/23	500	486,940
2.38%, 08/21/22	255	254,464
2.88%, 05/10/26	200	198,127
3.25%, 05/11/25[a]	1,165	1,190,955
4.00%, 05/10/46	300	293,043
4.30%, 09/22/19	100	108,070
4.38%, 05/11/45	365	376,526
4.55%, 08/12/43	200	210,751
5.50%, 03/25/40	250	292,950
6.38%, 12/15/38	400	511,161
Statoil ASA
2.90%, 11/08/20	250	257,235
3.13%, 08/17/17	425	434,663
3.15%, 01/23/22	300	309,221
3.25%, 11/10/24	650	660,357
4.80%, 11/08/43	285	313,399
5.10%, 08/17/40	150	171,236
5.25%, 04/15/19	300	328,601
7.15%, 01/15/29	100	132,341
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	400	404,734
6.10%, 06/01/18	187	200,141
6.50%, 06/15/38	160	189,781
6.85%, 06/01/39	130	156,886
Total Capital Canada Ltd.
2.75%, 07/15/23	300	299,331
Total Capital International SA
1.55%, 06/28/17	405	406,175
2.70%, 01/25/23	600	598,739
3.75%, 04/10/24[a]	300	318,133

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Total Capital SA
4.13%, 01/28/21[a]	$125	$135,193
4.45%, 06/24/20	200	218,052
Valero Energy Corp.
4.90%, 03/15/45	100	87,019
6.13%, 02/01/20	250	278,581
6.63%, 06/15/37	160	166,283
7.50%, 04/15/32[a]	235	265,921
XTO Energy Inc.
5.50%, 06/15/18	450	486,226

		48,942,394
OIL & GAS SERVICES — 0.32%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	128	132,386
5.13%, 09/15/40	360	388,240
7.50%, 11/15/18	240	271,616
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	102	104,403
3.50%, 08/01/23 (Call 05/01/23)	263	266,481
4.50%, 11/15/41 (Call 05/15/41)	60	57,068
4.85%, 11/15/35 (Call 05/15/35)	270	277,242
5.00%, 11/15/45 (Call 05/15/45)	175	179,453
6.15%, 09/15/19	150	167,797
7.45%, 09/15/39	279	364,728
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	50	44,407
3.95%, 12/01/42 (Call 06/01/42)[a]	192	141,402
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	300	315,941

		2,711,164
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	53,387
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	180	191,389
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,009
5.75%, 11/01/40 (Call 05/01/40)	132	148,993

		409,778
PHARMACEUTICALS — 4.07%
Abbott Laboratories
4.13%, 05/27/20[a]	200	213,746
5.13%, 04/01/19	212	230,296
5.30%, 05/27/40	418	481,158

Security	Principal (000s)	Value
AbbVie Inc.
1.75%, 11/06/17	$542	$542,937
2.30%, 05/14/21 (Call 04/14/21)	755	752,844
2.50%, 05/14/20 (Call 04/14/20)	520	524,576
2.85%, 05/14/23 (Call 03/14/23)	200	198,653
2.90%, 11/06/22	200	201,035
3.20%, 11/06/22 (Call 09/06/22)	500	510,518
3.20%, 05/14/26 (Call 02/14/26)	370	367,671
3.60%, 05/14/25 (Call 02/14/25)	490	502,750
4.30%, 05/14/36 (Call 11/14/35)	200	198,522
4.40%, 11/06/42	625	614,842
4.45%, 05/14/46 (Call 11/14/45)	150	149,120
4.50%, 05/14/35 (Call 11/14/34)	320	323,780
4.70%, 05/14/45 (Call 11/14/44)	250	256,525
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	500	506,802
3.80%, 03/15/25 (Call 12/15/24)	257	260,097
4.55%, 03/15/35 (Call 09/15/34)	765	753,962
4.75%, 03/15/45 (Call 09/15/44)[a]	325	320,676
4.85%, 06/15/44 (Call 12/15/43)	250	251,309
Actavis Inc.
1.88%, 10/01/17	450	450,574
3.25%, 10/01/22 (Call 07/01/22)	350	349,783
4.63%, 10/01/42 (Call 04/01/42)	100	97,897
6.13%, 08/15/19	160	178,397
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	500	481,509
3.38%, 09/15/20[a]	250	256,669
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	400	409,432
3.50%, 11/15/21 (Call 08/15/21)	245	257,366
4.25%, 03/01/45 (Call 09/01/44)	130	129,231
AstraZeneca PLC
1.75%, 11/16/18	100	100,536
1.95%, 09/18/19	100	100,391
2.38%, 11/16/20[a]	750	756,774
4.00%, 09/18/42	100	99,421
4.38%, 11/16/45[a]	225	236,091
5.90%, 09/15/17	307	324,875
6.45%, 09/15/37	350	460,927
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[c]	100	99,671
4.00%, 06/23/25 (Call 03/23/25)[c]	40	40,343
5.25%, 06/23/45 (Call 12/23/44)[c]	290	292,755

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Bristol-Myers Squibb Co.
2.00%, 08/01/22	$100	$99,359
4.50%, 03/01/44 (Call 09/01/43)[a]	275	315,873
5.88%, 11/15/36	176	227,438
Cardinal Health Inc.
1.90%, 06/15/17	282	283,370
3.20%, 06/15/22	180	186,393
3.75%, 09/15/25 (Call 06/15/25)[a]	100	106,843
4.50%, 11/15/44 (Call 05/15/44)	200	203,661
4.60%, 03/15/43	130	134,359
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	100	103,459
Eli Lilly & Co.
1.95%, 03/15/19	207	209,097
2.75%, 06/01/25 (Call 03/01/25)	60	61,724
3.70%, 03/01/45 (Call 09/01/44)	250	249,742
5.50%, 03/15/27	200	250,729
Express Scripts Holding Co.
2.25%, 06/15/19	154	154,780
3.50%, 06/15/24 (Call 03/15/24)	146	147,649
3.90%, 02/15/22	210	219,149
4.50%, 02/25/26 (Call 11/25/25)	300	321,415
4.75%, 11/15/21	186	204,612
6.13%, 11/15/41[a]	202	232,415
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	250	257,271
5.65%, 05/15/18	252	272,959
6.38%, 05/15/38	704	961,252
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	200	206,504
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	300	301,192
2.05%, 03/01/23 (Call 01/01/23)[a]	500	498,501
2.45%, 03/01/26 (Call 12/01/25)	350	349,557
3.38%, 12/05/23	100	108,930
3.55%, 03/01/36 (Call 09/01/35)	300	314,303
3.70%, 03/01/46 (Call 09/01/45)	300	316,836
4.50%, 12/05/43 (Call 06/05/43)	200	237,270
5.15%, 07/15/18	477	517,124
5.55%, 08/15/17	300	316,397
5.95%, 08/15/37	280	390,624
McKesson Corp.
2.28%, 03/15/19	226	229,102
2.70%, 12/15/22 (Call 09/15/22)	198	196,106

Security	Principal (000s)	Value
3.80%, 03/15/24 (Call 12/15/23)	$250	$265,863
4.75%, 03/01/21 (Call 12/01/20)	100	109,693
6.00%, 03/01/41 (Call 09/01/40)	130	160,015
7.50%, 02/15/19	200	229,524
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	176	180,570
4.90%, 11/01/19	250	271,005
Medco Health Solutions Inc.
7.13%, 03/15/18	176	192,004
Merck & Co. Inc.
1.10%, 01/31/18	180	180,216
1.30%, 05/18/18	500	502,160
2.75%, 02/10/25 (Call 11/10/24)	240	244,458
2.80%, 05/18/23	42	43,250
3.70%, 02/10/45 (Call 08/10/44)[a]	200	199,443
4.15%, 05/18/43	204	217,205
6.50%, 12/01/33	300	399,832
6.55%, 09/15/37	200	274,892
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	392	434,688
5.85%, 06/30/39	175	222,384
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	100	102,361
Mylan NV
3.00%, 12/15/18[c]	100	101,032
Novartis Capital Corp.
2.40%, 09/21/22	200	202,797
3.40%, 05/06/24	171	182,331
4.00%, 11/20/45 (Call 05/20/45)	400	431,220
4.40%, 05/06/44	200	228,585
Novartis Securities Investment Ltd.
5.13%, 02/10/19	786	862,471
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	300	300,293
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	500	491,631
Pfizer Inc.
3.00%, 06/15/23	300	312,889
3.40%, 05/15/24[a]	300	320,833
6.20%, 03/15/19	532	598,832
7.20%, 03/15/39	512	756,887
Sanofi
1.25%, 04/10/18	350	349,825
4.00%, 03/29/21	350	380,182

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21	$200	$207,806
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	165	192,311
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	250	249,365
Wyeth LLC
5.95%, 04/01/37	230	296,596
6.00%, 02/15/36	325	414,799
6.45%, 02/01/24	420	521,669
Zoetis Inc.
1.88%, 02/01/18	200	199,665
3.25%, 02/01/23 (Call 11/01/22)	100	99,792
4.50%, 11/13/25 (Call 08/13/25)	250	266,798
4.70%, 02/01/43 (Call 08/01/42)	250	244,933

		34,913,561
PIPELINES — 2.69%
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	100	96,819
4.88%, 02/01/21 (Call 11/01/20)	100	103,460
5.50%, 08/15/19	40	42,364
5.85%, 11/15/43 (Call 05/15/43)	100	90,487
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)[a]	331	350,630
5.85%, 01/15/41 (Call 07/15/40)	50	55,279
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	270	290,334
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 06/27/16)	450	466,875
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	250	274,254
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	226	206,790
3.90%, 05/15/24 (Call 02/15/24)[a]	200	168,000
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	179,052
7.38%, 10/15/45 (Call 04/15/45)	300	345,473
9.88%, 03/01/19	132	151,333
Series B
6.50%, 04/15/18	150	158,550

Security	Principal (000s)	Value
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)[a]	$100	$97,925
4.50%, 06/10/44 (Call 12/10/43)	200	163,353
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	400	363,583
4.65%, 06/01/21 (Call 03/01/21)	102	100,980
4.90%, 03/15/35 (Call 09/15/34)	500	412,196
5.15%, 02/01/43 (Call 08/01/42)	252	204,115
5.20%, 02/01/22 (Call 11/01/21)[a]	150	150,750
6.05%, 06/01/41 (Call 12/01/40)	106	95,504
6.13%, 12/15/45 (Call 06/15/45)	250	234,162
9.00%, 04/15/19[a]	290	321,175
9.70%, 03/15/19	111	124,320
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	150	127,500
4.40%, 04/01/24 (Call 01/01/24)	200	174,000
5.05%, 04/01/45 (Call 10/01/44)	154	113,190
Enterprise Products Operating LLC
1.65%, 05/07/18	405	403,642
3.35%, 03/15/23 (Call 12/15/22)	400	405,060
4.05%, 02/15/22	200	212,427
4.45%, 02/15/43 (Call 08/15/42)	200	187,067
4.85%, 08/15/42 (Call 02/15/42)	200	196,042
4.90%, 05/15/46 (Call 11/15/45)	175	175,389
5.10%, 02/15/45 (Call 08/15/44)	500	512,404
5.20%, 09/01/20	280	308,967
5.70%, 02/15/42	20	21,750
6.45%, 09/01/40	100	113,568
7.55%, 04/15/38	250	305,762
Series D
6.88%, 03/01/33	165	191,876
Series L
6.30%, 09/15/17	100	105,603
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	202	188,464
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	350	327,283
3.50%, 09/01/23 (Call 06/01/23)	200	186,153
3.95%, 09/01/22 (Call 06/01/22)	300	293,297
4.15%, 03/01/22	200	197,860
4.15%, 02/01/24 (Call 11/01/23)	250	240,683
5.30%, 09/15/20	350	366,886
5.40%, 09/01/44 (Call 03/01/44)	100	88,953
5.50%, 03/01/44 (Call 09/01/43)	50	45,169

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.95%, 02/15/18[a]	$88	$92,540
6.50%, 02/01/37	84	81,344
6.55%, 09/15/40	200	194,402
6.95%, 01/15/38	310	319,268
7.50%, 11/15/40	264	276,612
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	370	366,722
4.30%, 06/01/25 (Call 03/01/25)[a]	165	160,976
5.05%, 02/15/46 (Call 08/15/45)	100	87,696
5.30%, 12/01/34 (Call 06/01/34)	300	270,964
5.55%, 06/01/45 (Call 12/01/44)	150	138,354
Magellan Midstream Partners LP
4.25%, 02/01/21	180	190,438
5.15%, 10/15/43 (Call 04/15/43)	250	252,358
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)[c]	200	189,000
4.88%, 06/01/25 (Call 03/01/25)[c]	250	235,625
5.50%, 02/15/23 (Call 08/15/17)[c]	150	147,000
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	150	147,999
3.38%, 10/01/22 (Call 07/01/22)	100	95,294
6.13%, 02/01/41 (Call 08/01/40)	240	227,981
6.65%, 10/01/36	100	97,429
8.63%, 03/01/19	180	201,024
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	318,493
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)[a]	250	237,825
2.85%, 01/31/23 (Call 10/31/22)	200	175,517
3.65%, 06/01/22 (Call 03/01/22)	250	234,403
3.85%, 10/15/23 (Call 07/15/23)	171	157,652
4.30%, 01/31/43 (Call 07/31/42)	200	147,906
4.90%, 02/15/45 (Call 08/15/44)	200	163,353
5.15%, 06/01/42 (Call 12/01/41)	90	73,541
8.75%, 05/01/19	130	145,969
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	200	204,000
Southern Natural Gas Co. LLC
8.00%, 03/01/32	150	162,866
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	150,253

Security	Principal (000s)	Value
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	$207	$190,488
6.20%, 04/15/18	50	52,463
8.00%, 10/01/19	100	113,674
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	150	147,380
4.60%, 06/15/21 (Call 03/15/21)	200	213,158
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	290	271,423
6.10%, 02/15/42	250	241,035
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	150	136,578
4.65%, 06/15/21 (Call 03/15/21)	100	97,804
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75	80,912
Texas Eastern Transmission LP
7.00%, 07/15/32	225	263,808
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	64,895
2.50%, 08/01/22[a]	450	434,452
3.80%, 10/01/20	85	88,727
4.63%, 03/01/34 (Call 12/01/33)	245	246,147
5.85%, 03/15/36	200	224,272
6.20%, 10/15/37	207	236,836
6.50%, 08/15/18	175	191,000
7.63%, 01/15/39	485	649,420
VRN, (3 mo. LIBOR US + 2.210%)
6.35%, 05/15/67 (Call 05/15/17)	120	82,200
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	450	425,250
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	200	171,500
4.30%, 03/04/24 (Call 12/04/23)	550	490,875
5.25%, 03/15/20	300	300,750
5.80%, 11/15/43 (Call 05/15/43)	205	171,175
6.30%, 04/15/40	442	402,220
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	450	438,750

		23,108,754
REAL ESTATE — 0.15%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	170	171,514

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	$500	$505,314
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	200	203,599
5.88%, 06/15/17	79	82,234
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	350	335,487

		1,298,148
REAL ESTATE INVESTMENT TRUSTS — 2.11%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	250	251,593
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	100	100,885
3.38%, 10/15/26 (Call 07/15/26)	285	280,840
3.45%, 09/15/21	252	258,852
4.00%, 06/01/25 (Call 03/01/25)	400	416,370
4.40%, 02/15/26 (Call 11/15/25)	55	58,705
4.50%, 01/15/18	112	116,615
5.00%, 02/15/24	106	117,146
5.05%, 09/01/20	100	109,240
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	150	152,821
3.50%, 11/15/24 (Call 08/15/24)	200	207,902
3.95%, 01/15/21 (Call 10/15/20)[a]	50	53,389
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	230	238,654
3.70%, 11/15/18 (Call 08/17/18)	100	104,330
3.80%, 02/01/24 (Call 11/01/23)[a]	200	210,780
4.13%, 05/15/21 (Call 02/15/21)	175	188,269
5.88%, 10/15/19 (Call 07/17/19)	200	223,212
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)[a]	131	131,485
4.95%, 04/15/18 (Call 03/15/18)	200	208,959
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	100	99,052
4.25%, 01/15/24 (Call 10/15/23)	146	156,151
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	250	234,011
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	150	155,762
Crown Castle International Corp.
5.25%, 01/15/23	500	553,565
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	205	217,580

Security	Principal (000s)	Value
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	$250	$256,783
5.25%, 03/15/21 (Call 12/15/20)	210	229,339
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	505	536,655
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	250	245,794
Equity Commonwealth
6.25%, 06/15/17 (Call 12/15/16)	200	204,121
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	200	198,736
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	150	160,223
4.75%, 07/15/20 (Call 04/15/20)	350	383,489
5.75%, 06/15/17	147	153,451
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	211	213,303
3.50%, 04/01/25 (Call 01/01/25)	100	101,600
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	100	106,010
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	500	507,700
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	252	249,205
4.00%, 06/01/25 (Call 03/01/25)	154	153,029
4.25%, 11/15/23 (Call 08/15/23)	250	254,913
5.38%, 02/01/21 (Call 11/03/20)	250	275,384
6.70%, 01/30/18	75	80,511
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	350	365,655
6.70%, 01/15/18 (Call 07/15/17)	125	130,873
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	440	435,569
Series D
3.75%, 10/15/23 (Call 07/15/23)	125	122,748
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	80	82,132
4.80%, 07/15/18 (Call 05/15/18)	175	182,885
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	150	153,248
4.25%, 04/01/45 (Call 10/01/44)	75	72,743
4.30%, 02/01/18 (Call 11/01/17)	150	154,632
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	429,719

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	$100	$89,600
4.50%, 04/18/22 (Call 01/18/22)	160	160,701
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)[a]	186	185,039
5.50%, 07/15/21 (Call 04/15/21)	200	223,844
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	250	238,932
5.88%, 03/15/24 (Call 03/15/17)[a]	250	261,250
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	200	217,757
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	550	551,176
6.75%, 08/15/19	125	142,185
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	100	99,961
4.50%, 02/01/25 (Call 11/01/24)	100	95,938
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	200	201,693
2.50%, 09/01/20 (Call 06/01/20)	250	255,157
2.75%, 02/01/23 (Call 11/01/22)	400	405,076
3.30%, 01/15/26 (Call 10/15/25)[a]	110	114,005
3.38%, 10/01/24 (Call 07/01/24)	230	240,619
4.25%, 10/01/44 (Call 04/01/44)[a]	80	82,848
5.65%, 02/01/20 (Call 11/01/19)	300	336,716
6.75%, 02/01/40 (Call 11/01/39)	100	138,037
UDR Inc.
4.25%, 06/01/18	125	130,419
4.63%, 01/10/22 (Call 10/10/21)	250	271,005
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	205	188,932
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	200	200,072
4.75%, 06/01/21 (Call 03/01/21)	200	218,919
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	214,883
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	100	106,003
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	400	419,781
4.95%, 01/15/21 (Call 10/15/20)	262	284,808
5.25%, 01/15/22 (Call 10/15/21)	246	270,459

Security	Principal (000s)	Value
Weyerhaeuser Co.
4.63%, 09/15/23	$250	$271,556
6.88%, 12/15/33	175	211,049

		18,115,038
RETAIL — 2.99%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	150	158,332
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	105	105,610
4.50%, 10/01/25 (Call 07/01/25)[a]	175	181,412
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	150	151,954
3.25%, 04/15/25 (Call 01/15/25)[a]	110	111,536
3.70%, 04/15/22 (Call 01/15/22)	206	217,106
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	100	99,402
5.17%, 08/01/44 (Call 02/01/44)	150	128,800
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	200	209,500
Costco Wholesale Corp.
1.13%, 12/15/17	125	125,186
1.70%, 12/15/19	395	398,982
2.25%, 02/15/22	70	70,782
CVS Health Corp.
1.90%, 07/20/18	500	504,428
2.25%, 08/12/19 (Call 07/12/19)	200	203,340
3.38%, 08/12/24 (Call 05/12/24)	150	156,602
3.88%, 07/20/25 (Call 04/20/25)	850	915,584
4.88%, 07/20/35 (Call 01/20/35)	250	283,644
5.13%, 07/20/45 (Call 01/20/45)	576	667,888
5.30%, 12/05/43 (Call 06/05/43)	400	471,707
5.75%, 06/01/17	400	417,927
6.25%, 06/01/27	178	211,361
Darden Restaurants Inc.
6.80%, 10/15/37	100	113,677
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	302	304,974
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	152	154,660
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	450	462,203
3.35%, 09/15/25 (Call 06/15/25)	45	47,985
4.20%, 04/01/43 (Call 10/01/42)	421	449,169

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.25%, 04/01/46 (Call 10/01/45)	$200	$216,731
4.40%, 04/01/21 (Call 01/01/21)	855	947,953
4.40%, 03/15/45 (Call 09/15/44)[a]	182	199,962
5.88%, 12/16/36	150	193,207
5.95%, 04/01/41 (Call 10/01/40)	440	577,938
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	164	166,595
4.25%, 07/17/25 (Call 04/17/25)[a]	100	94,310
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	210	220,605
3.38%, 09/15/25 (Call 06/15/25)	200	211,678
4.38%, 09/15/45 (Call 03/15/45)	150	161,556
4.63%, 04/15/20 (Call 10/15/19)	152	165,927
4.65%, 04/15/42 (Call 10/15/41)	300	334,184
5.50%, 10/15/35	175	212,393
6.65%, 09/15/37	500	684,627
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	200	183,713
3.88%, 01/15/22 (Call 10/15/21)	130	129,759
6.38%, 03/15/37	283	274,710
6.65%, 07/15/24[a]	485	545,270
7.00%, 02/15/28	50	54,665
McDonald’s Corp.
2.63%, 01/15/22	425	431,536
2.75%, 12/09/20 (Call 11/09/20)	500	514,539
3.38%, 05/26/25 (Call 02/26/25)[a]	300	312,005
3.70%, 01/30/26 (Call 10/30/25)	200	212,509
3.70%, 02/15/42	145	135,052
4.88%, 12/09/45 (Call 06/09/45)	440	488,309
5.35%, 03/01/18	200	213,760
6.30%, 10/15/37	100	126,373
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[a]	222	200,905
6.25%, 01/15/18	212	226,562
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	252	273,951
QVC Inc.
3.13%, 04/01/19	50	50,538
4.38%, 03/15/23	300	294,636
4.85%, 04/01/24	50	50,274
5.13%, 07/02/22	172	181,298
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	260	259,849

Security	Principal (000s)	Value
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	$205	$203,470
2.70%, 06/15/22 (Call 04/15/22)	200	207,595
3.85%, 10/01/23 (Call 07/01/23)[a]	256	282,956
Target Corp.
2.50%, 04/15/26	400	397,066
3.63%, 04/15/46	400	389,948
4.00%, 07/01/42	78	80,491
6.00%, 01/15/18	200	215,418
6.35%, 11/01/32	76	99,995
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	270	270,260
2.75%, 06/15/21 (Call 04/15/21)[a]	50	51,686
Wal-Mart Stores Inc.
1.13%, 04/11/18	250	250,404
3.25%, 10/25/20[a]	150	160,541
3.30%, 04/22/24 (Call 01/22/24)	350	375,557
4.00%, 04/11/43 (Call 10/11/42)	400	421,771
4.13%, 02/01/19[a]	250	268,128
4.25%, 04/15/21[a]	192	213,752
4.30%, 04/22/44 (Call 10/22/43)[a]	350	385,593
4.75%, 10/02/43 (Call 04/02/43)	200	233,061
5.00%, 10/25/40	220	262,300
5.25%, 09/01/35	385	484,014
5.63%, 04/15/41	480	615,955
5.80%, 02/15/18	400	431,835
6.20%, 04/15/38	330	448,376
6.50%, 08/15/37	340	476,177
Walgreen Co.
3.10%, 09/15/22	298	300,201
5.25%, 01/15/19[a]	45	48,565
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	554	564,669
3.30%, 11/18/21 (Call 09/18/21)	250	257,114
4.80%, 11/18/44 (Call 05/18/44)	350	358,958

		25,627,486
SEMICONDUCTORS — 0.77%
Altera Corp.
2.50%, 11/15/18	261	268,372
4.10%, 11/15/23	250	277,331
Analog Devices Inc.
5.30%, 12/15/45 (Call 06/15/45)	200	231,680

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	$250	$266,452
4.30%, 06/15/21	200	218,815
5.85%, 06/15/41	100	117,878
Intel Corp.
1.35%, 12/15/17	280	281,163
2.45%, 07/29/20	140	144,021
2.60%, 05/19/26 (Call 02/19/26)	150	149,549
2.70%, 12/15/22	52	53,603
3.10%, 07/29/22	215	226,834
3.30%, 10/01/21	228	243,023
3.70%, 07/29/25 (Call 04/29/25)[a]	500	547,059
4.10%, 05/19/46 (Call 11/19/45)	150	151,653
4.80%, 10/01/41	300	332,600
4.90%, 07/29/45 (Call 01/29/45)	400	451,036
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)[a]	415	438,543
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	35	35,143
3.90%, 06/15/26 (Call 03/15/26)	55	56,148
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	250	254,270
QUALCOMM Inc.
1.40%, 05/18/18[a]	205	205,646
2.25%, 05/20/20	400	407,462
3.00%, 05/20/22	400	413,017
4.80%, 05/20/45 (Call 11/20/44)	400	402,123
Texas Instruments Inc.
1.65%, 08/03/19	230	230,872
1.75%, 05/01/20 (Call 04/01/20)	204	203,846

		6,608,139
SOFTWARE — 1.61%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	120	123,710
4.75%, 02/01/20	205	224,744
Autodesk Inc.
1.95%, 12/15/17	112	111,785
4.38%, 06/15/25 (Call 03/15/25)	195	200,605
CA Inc.
2.88%, 08/15/18	300	303,508
5.38%, 12/01/19[a]	42	45,543
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	230	232,691

Security	Principal (000s)	Value
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	$200	$204,594
5.00%, 03/15/22 (Call 03/15/17)[a]	247	257,088
5.00%, 10/15/25 (Call 07/15/25)	500	554,657
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	162	168,383
4.75%, 06/15/21	100	109,639
Microsoft Corp.
1.63%, 12/06/18	306	309,462
1.85%, 02/12/20 (Call 01/12/20)	600	607,755
2.13%, 11/15/22[a]	300	302,054
2.38%, 02/12/22 (Call 01/12/22)	500	510,674
2.38%, 05/01/23 (Call 02/01/23)	230	232,849
2.65%, 11/03/22 (Call 09/03/22)	300	309,604
3.00%, 10/01/20	380	403,638
3.13%, 11/03/25 (Call 08/03/25)	80	84,046
3.50%, 02/12/35 (Call 08/12/34)	365	367,653
3.50%, 11/15/42	250	238,934
4.00%, 02/12/55 (Call 08/12/54)	325	320,219
4.20%, 06/01/19	222	240,835
4.20%, 11/03/35 (Call 05/03/35)[a]	250	274,221
4.45%, 11/03/45 (Call 05/03/45)	325	361,524
4.75%, 11/03/55 (Call 05/03/55)[a]	450	504,193
5.20%, 06/01/39	150	182,388
5.30%, 02/08/41	342	423,952
Oracle Corp.
1.20%, 10/15/17	265	265,622
2.25%, 10/08/19	900	922,670
2.50%, 05/15/22 (Call 03/15/22)	500	506,990
2.50%, 10/15/22	200	202,340
2.95%, 05/15/25 (Call 02/15/25)	300	306,855
3.25%, 05/15/30 (Call 02/15/30)[a]	500	511,451
3.40%, 07/08/24 (Call 04/08/24)	200	212,111
3.63%, 07/15/23	250	270,029
3.88%, 07/15/20	100	108,575
3.90%, 05/15/35 (Call 11/15/34)	290	293,986
4.13%, 05/15/45 (Call 11/15/44)	100	102,530
4.30%, 07/08/34 (Call 01/08/34)	200	212,594
4.38%, 05/15/55 (Call 11/15/54)	100	100,732
4.50%, 07/08/44 (Call 01/08/44)	200	215,716
5.00%, 07/08/19	212	234,703
5.38%, 07/15/40	260	311,109
5.75%, 04/15/18	383	414,587
6.50%, 04/15/38	315	423,163

		13,826,711

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 4.69%
America Movil SAB de CV
3.13%, 07/16/22	$250	$254,097
4.38%, 07/16/42[a]	450	437,636
5.00%, 10/16/19[a]	550	601,751
5.00%, 03/30/20	50	55,054
6.13%, 11/15/37	150	173,776
6.13%, 03/30/40	100	117,801
AT&T Inc.
1.40%, 12/01/17	250	249,346
1.75%, 01/15/18	250	250,489
2.30%, 03/11/19	100	101,329
2.45%, 06/30/20 (Call 05/30/20)	400	401,650
2.63%, 12/01/22 (Call 09/01/22)	167	164,675
3.00%, 02/15/22	30	30,107
3.00%, 06/30/22 (Call 04/30/22)	300	300,466
3.40%, 05/15/25 (Call 02/15/25)	825	825,341
3.80%, 03/15/22	50	52,160
3.88%, 08/15/21	486	513,755
3.90%, 03/11/24 (Call 12/11/23)	1,200	1,254,608
3.95%, 01/15/25 (Call 10/15/24)	300	311,171
4.35%, 06/15/45 (Call 12/15/44)	400	373,397
4.45%, 05/15/21	284	307,848
4.50%, 05/15/35 (Call 11/15/34)	155	155,274
4.75%, 05/15/46 (Call 11/15/45)	261	258,701
5.00%, 03/01/21	450	497,709
5.15%, 03/15/42	207	214,650
5.20%, 03/15/20	300	331,255
5.35%, 09/01/40	278	295,385
5.50%, 02/01/18	380	404,548
5.60%, 05/15/18	300	322,968
5.65%, 02/15/47 (Call 08/15/46)[a]	300	335,986
5.80%, 02/15/19	300	331,483
5.88%, 10/01/19	400	448,671
6.00%, 08/15/40 (Call 05/15/40)	240	271,984
6.30%, 01/15/38	351	409,036
6.38%, 03/01/41	50	58,935
6.40%, 05/15/38	82	95,554
6.45%, 06/15/34	450	530,761
6.50%, 09/01/37	392	470,374
6.55%, 02/15/39	300	358,734
BellSouth LLC
6.00%, 11/15/34[a]	450	487,583

Security	Principal (000s)	Value
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	$450	$508,180
British Telecommunications PLC
5.95%, 01/15/18	400	428,233
9.63%, 12/15/30	367	577,456
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	256	267,223
Cisco Systems Inc.
2.13%, 03/01/19	600	613,047
2.20%, 02/28/21	300	303,632
2.95%, 02/28/26[a]	300	312,012
3.50%, 06/15/25[a]	400	438,475
4.45%, 01/15/20	692	760,837
4.95%, 02/15/19	262	286,626
5.50%, 01/15/40	60	76,074
5.90%, 02/15/39	525	691,134
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)[a]	100	102,326
4.75%, 03/15/42	106	107,008
5.75%, 08/15/40	150	170,593
Deutsche Telekom International Finance BV
6.75%, 08/20/18[a]	400	445,502
8.75%, 06/15/30	421	624,075
Harris Corp.
4.40%, 12/15/20	200	212,309
4.85%, 04/27/35 (Call 10/27/34)	65	69,240
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	150	150,717
5.95%, 03/15/41	180	169,222
Koninklijke KPN NV
8.38%, 10/01/30	200	272,592
Motorola Solutions Inc.
3.50%, 03/01/23	100	94,316
3.75%, 05/15/22	497	491,470
5.50%, 09/01/44	100	86,147
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	360,721
Orange SA
5.38%, 01/13/42[a]	250	298,210
5.50%, 02/06/44 (Call 08/06/43)[a]	200	245,406
9.00%, 03/01/31	302	462,583

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Pacific Bell Telephone Co.
7.13%, 03/15/26	$500	$630,853
Qwest Corp.
6.75%, 12/01/21	200	214,500
6.88%, 09/15/33 (Call 06/27/16)	148	144,670
7.13%, 11/15/43 (Call 06/27/16)	100	97,000
7.25%, 09/15/25	100	106,500
7.25%, 10/15/35 (Call 06/27/16)	150	145,500
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	450	471,378
5.00%, 03/15/44 (Call 09/15/43)	328	362,648
6.80%, 08/15/18	180	199,051
Telefonica Emisiones SAU
3.19%, 04/27/18	600	612,994
4.57%, 04/27/23	300	324,997
5.46%, 02/16/21	200	225,192
5.88%, 07/15/19	210	232,320
Telefonica Europe BV
8.25%, 09/15/30	270	376,385
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	700	694,648
2.63%, 02/21/20	600	614,902
3.00%, 11/01/21 (Call 09/01/21)	250	257,610
3.45%, 03/15/21[a]	150	158,476
3.50%, 11/01/21	368	388,828
3.50%, 11/01/24 (Call 08/01/24)[a]	826	857,883
3.65%, 09/14/18	900	944,620
3.85%, 11/01/42 (Call 05/01/42)	750	684,210
4.40%, 11/01/34 (Call 05/01/34)	702	711,947
4.50%, 09/15/20	500	548,529
5.01%, 08/21/54	900	927,473
5.15%, 09/15/23	850	972,734
5.85%, 09/15/35	630	749,204
6.00%, 04/01/41	232	278,384
6.10%, 04/15/18	220	238,622
6.40%, 09/15/33	900	1,119,294
6.40%, 02/15/38	350	430,072
6.55%, 09/15/43	707	927,249
Vodafone Group PLC
1.50%, 02/19/18	200	199,334
2.50%, 09/26/22	100	97,309
2.95%, 02/19/23	300	295,768
4.63%, 07/15/18	200	211,292
5.45%, 06/10/19	450	492,199
6.15%, 02/27/37	555	633,980

		40,259,969

Security	Principal (000s)	Value
TEXTILES — 0.03%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	$250	$258,266

		258,266
TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	55	55,954
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)[a]	100	98,884
4.35%, 10/01/20	100	106,023
5.45%, 11/01/41 (Call 05/01/41)	120	123,552

		384,413
TRANSPORTATION — 1.71%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	162	170,343
3.45%, 09/15/21 (Call 06/15/21)	178	189,773
3.65%, 09/01/25 (Call 06/01/25)	100	107,757
3.75%, 04/01/24 (Call 01/01/24)[a]	431	468,488
3.85%, 09/01/23 (Call 06/01/23)	400	436,777
4.15%, 04/01/45 (Call 10/01/44)	300	311,958
4.45%, 03/15/43 (Call 09/15/42)	350	377,504
4.55%, 09/01/44 (Call 03/01/44)	500	548,871
4.90%, 04/01/44 (Call 10/01/43)	106	121,850
5.75%, 05/01/40 (Call 11/01/39)	92	115,260
6.15%, 05/01/37	37	47,732
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	500	522,148
5.55%, 05/15/18	100	107,923
5.55%, 03/01/19	120	132,710
6.38%, 11/15/37	250	339,572
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	200	199,168
4.80%, 09/15/35 (Call 03/15/35)	145	158,687
4.80%, 08/01/45 (Call 02/01/45)	25	27,549
5.95%, 05/15/37	102	123,881
7.13%, 10/15/31	175	237,225
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	400	413,929
3.40%, 08/01/24 (Call 05/01/24)	250	260,865
3.70%, 10/30/20 (Call 07/30/20)	200	212,029
3.95%, 05/01/50 (Call 11/01/49)	200	192,550
4.10%, 03/15/44 (Call 09/15/43)[a]	252	255,074
4.40%, 03/01/43 (Call 09/01/42)	300	317,580

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.15%, 05/01/37	$102	$129,076
6.22%, 04/30/40	100	128,758
FedEx Corp.
2.63%, 08/01/22	700	702,516
4.00%, 01/15/24	386	418,842
4.50%, 02/01/65	325	313,457
4.55%, 04/01/46 (Call 10/01/45)	200	206,727
5.10%, 01/15/44	200	221,711
8.00%, 01/15/19	92	106,525
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	255,344
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)[c]	300	292,902
4.95%, 08/15/45 (Call 02/15/45)[c]	200	213,216
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	350	359,780
4.45%, 06/15/45 (Call 12/15/44)[a]	106	113,215
4.65%, 01/15/46 (Call 07/15/45)[a]	85	93,580
4.80%, 08/15/43 (Call 02/15/43)	171	190,439
4.84%, 10/01/41	403	448,448
5.90%, 06/15/19	282	314,737
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	200	201,935
2.65%, 03/02/20 (Call 02/02/20)	75	75,048
3.50%, 06/01/17	100	101,600
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	400	409,957
2.75%, 03/01/26 (Call 12/01/25)	100	101,979
3.25%, 08/15/25 (Call 05/15/25)	200	212,887
3.38%, 02/01/35 (Call 08/01/34)	300	289,460
4.15%, 01/15/45 (Call 07/15/44)	225	235,508
4.16%, 07/15/22 (Call 04/15/22)	400	443,038
4.38%, 11/15/65 (Call 05/15/65)	100	101,409
United Parcel Service Inc.
2.45%, 10/01/22	450	458,219
5.13%, 04/01/19	537	592,730
6.20%, 01/15/38	400	544,594

		14,674,840
TRUCKING & LEASING — 0.08%
GATX Corp.
3.90%, 03/30/23	400	405,149
4.85%, 06/01/21[a]	150	159,135
5.20%, 03/15/44 (Call 09/15/43)[a]	150	147,057

		711,341

Security	Principal (000s)	Value
WATER — 0.08%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	$50	$52,859
6.59%, 10/15/37	352	480,072
United Utilities PLC
6.88%, 08/15/28	150	173,446

		706,377

TOTAL CORPORATE BONDS & NOTES
(Cost: $719,453,476)		729,056,624

FOREIGN GOVERNMENT OBLIGATIONS[e] — 11.04%

CANADA — 1.30%
Canada Government International Bond
1.63%, 02/27/19	1,400	1,421,082
Export Development Canada
1.50%, 05/26/21	750	750,014
1.63%, 12/03/19	200	202,393
Province of British Columbia Canada
2.65%, 09/22/21	355	372,773
7.25%, 09/01/36	50	78,842
Province of Manitoba Canada
1.13%, 06/01/18	450	450,017
1.75%, 05/30/19	100	101,038
2.10%, 09/06/22	750	756,034
Province of New Brunswick Canada
2.75%, 06/15/18	500	514,928
Province of Ontario Canada
1.10%, 10/25/17	500	500,600
1.20%, 02/14/18	500	501,021
1.63%, 01/18/19[a]	500	503,476
1.65%, 09/27/19	200	200,873
2.00%, 01/30/19	300	304,644
3.00%, 07/16/18	150	155,458
3.20%, 05/16/24	800	853,698
4.00%, 10/07/19[a]	400	432,163
4.40%, 04/14/20[a]	550	607,375
Province of Quebec Canada
2.63%, 02/13/23[a]	325	335,033
2.75%, 08/25/21[a]	75	78,426
2.88%, 10/16/24	700	728,696
3.50%, 07/29/20[a]	505	542,585

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.63%, 05/14/18[a]	$300	$320,117
7.50%, 09/15/29	300	445,195

		11,156,481
CHILE — 0.09%
Chile Government International Bond
3.13%, 03/27/25[a]	500	514,807
3.88%, 08/05/20	250	269,304

		784,111
COLOMBIA — 0.39%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	200	184,000
4.00%, 02/26/24 (Call 11/26/23)[a]	400	396,711
4.38%, 07/12/21	400	415,651
5.00%, 06/15/45 (Call 12/15/44)	400	369,755
6.13%, 01/18/41	400	419,833
7.38%, 03/18/19	300	338,504
7.38%, 09/18/37	450	534,395
8.13%, 05/21/24[a]	400	497,611
10.38%, 01/28/33	150	218,071

		3,374,531
GERMANY — 0.09%
FMS Wertmanagement AoeR
1.63%, 11/20/18	800	809,314

		809,314
ISRAEL — 0.11%
Israel Government International Bond
4.00%, 06/30/22	500	547,500
4.50%, 01/30/43	300	322,140
5.13%, 03/26/19	30	32,925

		902,565
ITALY — 0.16%
Italy Government International Bond
5.38%, 06/12/17	175	181,884
5.38%, 06/15/33	400	479,642
6.88%, 09/27/23	575	719,184

		1,380,710
JAPAN — 0.31%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	600	599,509
1.75%, 05/29/19	650	652,751

Security	Principal (000s)	Value
2.13%, 02/10/25	$600	$596,322
2.38%, 04/20/26	500	508,495
Japan Finance Corp.
2.13%, 02/07/19	300	305,025

		2,662,102
MEXICO — 0.79%
Mexico Government International Bond
3.60%, 01/30/25[a]	700	706,502
3.63%, 03/15/22	400	413,800
4.75%, 03/08/44	1,050	1,039,433
5.13%, 01/15/20[a]	1,510	1,659,539
5.55%, 01/21/45[a]	1,000	1,111,730
5.95%, 03/19/19	665	742,583
6.05%, 01/11/40	450	526,407
6.75%, 09/27/34	325	417,207
7.50%, 04/08/33	120	165,416

		6,782,617
PANAMA — 0.24%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	500	518,327
5.20%, 01/30/20	500	547,679
6.70%, 01/26/36[a]	605	765,551
8.88%, 09/30/27	50	70,985
9.38%, 04/01/29[a]	100	147,193

		2,049,735
PERU — 0.23%
Peruvian Government International Bond
5.63%, 11/18/50[a]	450	510,950
6.55%, 03/14/37[a]	165	207,573
7.13%, 03/30/19	150	171,488
7.35%, 07/21/25[a]	400	526,356
8.75%, 11/21/33[a]	355	528,596

		1,944,963
PHILIPPINES — 0.49%
Philippine Government International Bond
3.95%, 01/20/40	1,200	1,314,000
4.00%, 01/15/21	1,400	1,529,500
6.38%, 10/23/34	700	990,500
8.38%, 06/17/19	300	359,625

		4,193,625

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
POLAND — 0.28%
Poland Government International Bond
4.00%, 01/22/24	$850	$910,562
5.00%, 03/23/22	355	397,234
5.13%, 04/21/21	550	615,621
6.38%, 07/15/19	430	487,844

		2,411,261
SOUTH AFRICA — 0.16%
South Africa Government International Bond
4.67%, 01/17/24	100	99,267
5.38%, 07/24/44[a]	400	385,500
5.50%, 03/09/20[a]	300	316,134
6.88%, 05/27/19	550	604,164

		1,405,065
SOUTH KOREA — 0.33%
Export-Import Bank of Korea
2.50%, 05/10/21	750	762,900
2.88%, 01/21/25	300	306,237
3.25%, 08/12/26	200	210,758
5.00%, 04/11/22	500	573,281
5.13%, 06/29/20	250	279,182
Korea International Bond
4.13%, 06/10/44[a]	250	314,839
7.13%, 04/16/19	350	405,542

		2,852,739
SUPRANATIONAL — 5.01%
African Development Bank
0.88%, 03/15/18[a]	420	419,051
1.13%, 03/04/19	500	499,736
2.38%, 09/23/21	359	372,563
Asian Development Bank
1.38%, 01/15/19[a]	1,300	1,308,038
1.63%, 08/26/20	600	604,053
1.63%, 03/16/21	700	703,712
1.75%, 03/21/19	900	914,348
1.88%, 10/23/18	455	463,351
2.00%, 01/22/25	600	603,666
2.00%, 04/24/26	600	600,384
Corp. Andina de Fomento
4.38%, 06/15/22	509	558,859

Security	Principal (000s)	Value
Council of Europe Development Bank
1.00%, 03/07/18	$600	$599,653
European Bank for Reconstruction & Development
1.75%, 06/14/19[a]	1,500	1,523,384
European Investment Bank
1.00%, 12/15/17	1,150	1,150,208
1.00%, 06/15/18	1,900	1,898,168
1.13%, 09/15/17	1,850	1,854,278
1.25%, 05/15/18	500	502,040
1.25%, 05/15/19	500	500,803
1.38%, 06/15/20	3,300	3,292,344
1.75%, 06/17/19	1,600	1,625,250
1.88%, 02/10/25	200	198,761
2.25%, 08/15/22	750	772,266
2.50%, 04/15/21	200	208,780
2.50%, 10/15/24[a]	625	653,245
2.88%, 09/15/20	830	877,179
4.00%, 02/16/21	405	449,836
4.88%, 02/15/36	350	464,490
Inter-American Development Bank
0.88%, 03/15/18[a]	1,800	1,796,091
1.75%, 10/15/19[a]	1,000	1,015,289
2.13%, 01/15/25[a],f	1,350	1,371,572
3.00%, 02/21/24	800	865,111
3.88%, 02/14/20	600	654,805
4.38%, 01/24/44	300	379,149
International Bank for Reconstruction & Development
0.88%, 07/19/18	1,000	997,103
1.00%, 10/05/18[a]	1,000	998,975
1.13%, 07/18/17	1,000	1,002,768
1.25%, 07/26/19[a]	1,000	1,002,018
1.38%, 03/30/20	1,000	1,002,250
1.63%, 03/09/21	1,000	1,005,511
1.63%, 02/10/22	500	499,089
1.88%, 03/15/19	400	407,881
2.13%, 03/03/25	500	506,486
2.50%, 11/25/24[a]	700	730,910
2.50%, 07/29/25[a]	750	782,964
7.63%, 01/19/23[a]	700	956,142
International Finance Corp.
1.75%, 09/04/18[a]	500	507,720
1.75%, 09/16/19[a]	1,300	1,321,092
2.13%, 11/17/17[a]	900	915,406

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Nordic Investment Bank
0.75%, 01/17/18	$650	$647,723

		42,984,501
SWEDEN — 0.11%
Svensk Exportkredit AB
1.13%, 04/05/18	900	899,947

		899,947
TURKEY — 0.77%
Turkey Government International Bond
3.25%, 03/23/23	1,200	1,120,500
4.25%, 04/14/26	800	774,000
4.88%, 04/16/43	1,000	903,030
5.63%, 03/30/21	200	213,678
5.75%, 03/22/24[a]	600	644,274
6.63%, 02/17/45	900	1,022,553
6.75%, 04/03/18	950	1,015,674
6.75%, 05/30/40	200	228,962
7.38%, 02/05/25	200	237,378
7.50%, 07/14/17	200	211,902
11.88%, 01/15/30	150	252,421

		6,624,372
URUGUAY — 0.18%
Uruguay Government International Bond
4.38%, 10/27/27	100	103,000
4.50%, 08/14/24[a]	800	848,080
5.10%, 06/18/50[a]	600	561,750

		1,512,830

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $94,518,233)		94,731,469

MUNICIPAL DEBT OBLIGATIONS — 2.87%

ARIZONA — 0.02%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	155	195,224

		195,224

Security	Principal (000s)	Value
CALIFORNIA — 0.82%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	$50	$73,811
6.91%, 10/01/50	100	152,682
Series S1
6.79%, 04/01/30	240	308,210
7.04%, 04/01/50[a]	130	196,138
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	225	289,210
County of Sonoma CA RB Series A
6.00%, 12/01/29(GTD)	100	123,076
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	180	239,870
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	100	154,003
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	60	77,929
Los Angeles County Public Works Financing Authority RB BAB
7.49%, 08/01/33	40	54,758
Los Angeles Department of Water & Power RB BAB Series A
6.60%, 07/01/50	95	144,301
Los Angeles Department of Water RB BAB Series C
6.01%, 07/01/39	110	144,396
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	165	215,587
6.76%, 07/01/34	175	246,447
Orange County Local Transportation Authority RB BAB Series A
6.91%, 02/15/41	150	212,813
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	100	141,255

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	$100	$136,923
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	100	128,279
State of California GO
6.20%, 03/01/19	350	395,069
State of California GO BAB
5.70%, 11/01/21	400	475,136
7.50%, 04/01/34	480	719,371
7.55%, 04/01/39	405	625,405
7.60%, 11/01/40	400	627,112
7.70%, 11/01/30 (Call 11/01/20)	240	291,862
University of California RB
Series AD
4.86%, 05/15/12	250	268,592
Series AN
4.77%, 05/15/44 (Call 05/15/24)	200	214,194
University of California RB BAB
5.77%, 05/15/43	205	268,962
5.95%, 05/15/45	100	131,391

		7,056,782
COLORADO — 0.02%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	100	131,365

		131,365
CONNECTICUT — 0.07%
State of Connecticut GO Series A
5.85%, 03/15/32	180	228,935
State of Connecticut GO BAB
5.09%, 10/01/30	350	410,301

		639,236
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	150	166,650

		166,650
FLORIDA — 0.10%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	825	855,467

		855,467

Security	Principal (000s)	Value
GEORGIA — 0.06%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	$50	$65,632
Project M, Series 2010-A
6.66%, 04/01/57	200	252,686
State of Georgia GO BAB Series H
4.50%, 11/01/25	200	226,832

		545,150
ILLINOIS — 0.37%
Chicago Transit Authority RB Series A
6.90%, 12/01/40	340	428,971
City of Chicago IL GO
Series B
6.31%, 01/01/44[a]	100	90,915
Series C
7.78%, 01/01/35	375	403,586
City of Chicago IL Waterworks Revenue RB BAB Series B
6.74%, 11/01/40	50	63,337
Illinois State Toll Highway Authority RB BAB Series B
5.85%, 12/01/34	105	136,852
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	75	93,053
State of Illinois GO
4.95%, 06/01/23	300	316,731
5.10%, 06/01/33[a]	375	358,905
5.88%, 03/01/19	330	357,393
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	109,894
Series 5
7.35%, 07/01/35	725	820,106

		3,179,743
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	100	134,498

		134,498

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
MASSACHUSETTS — 0.09%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	$230	$273,806
Series E
4.20%, 12/01/21	85	93,884
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	100	134,512
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	205	264,649

		766,851
MISSISSIPPI — 0.01%
State of Mississippi GO BAB
5.25%, 11/01/34	100	121,326

		121,326
MISSOURI — 0.01%
University of Missouri RB BAB
5.79%, 11/01/41	40	55,062

		55,062
NEVADA — 0.01%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	40	60,402

		60,402
NEW JERSEY — 0.25%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	550	671,940
Series B
0.00%, 02/15/20 (AGM)	100	88,895
0.00%, 02/15/24 (AGM)	400	296,248
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	277	409,586
Series F
7.41%, 01/01/40	135	205,517
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	150	169,232

Security	Principal (000s)	Value
Series C
5.75%, 12/15/28[a]	$150	$157,880
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	100	123,343

		2,122,641
NEW YORK — 0.41%
City of New York NY GO BAB
5.85%, 06/01/40	250	339,207
5.97%, 03/01/36	150	199,784
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	150	237,309
Series 2010A
6.67%, 11/15/39	160	224,701
Series C-1
6.69%, 11/15/40	155	217,738
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	85	109,234
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	125	165,825
5.75%, 06/15/41	290	389,902
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	165	215,536
Series H
5.43%, 03/15/39	200	250,300
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	100	126,653
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	250	278,372
4.93%, 10/01/51	225	270,290
5.86%, 12/01/24	225	283,275
6.04%, 12/01/29	150	193,880

		3,502,006
NORTH CAROLINA — 0.01%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	100	110,232

		110,232

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
OHIO — 0.11%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	$185	$267,014
8.08%, 02/15/50	100	159,208
Series E
6.27%, 02/15/50	90	112,942
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	100	114,975
Ohio State University (The) RB BAB
4.91%, 06/01/40	270	328,704

		982,843
OREGON — 0.08%
Oregon School Boards Association GOL
4.76%, 06/30/28 (AMBAC GTD)	230	259,983
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34	155	208,650
State of Oregon GO
5.89%, 06/01/27	200	260,800

		729,433
PENNSYLVANIA — 0.04%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	250	278,985
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45	40	50,838

		329,823
TEXAS — 0.28%
City of Houston TX GOL Series A
6.29%, 03/01/32	140	176,389
City Public Service Board of San Antonio TX RB BAB
5.72%, 02/01/41	175	236,150
Series C
5.99%, 02/01/39	130	180,452
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	175	242,105

Security	Principal (000s)	Value
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	$100	$131,472
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	205	309,271
State of Texas GO BAB
5.52%, 04/01/39	120	161,740
Series A
4.63%, 04/01/33	220	267,465
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26	100	120,959
5.18%, 04/01/30	165	204,275
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41(Call 08/15/19)	125	141,272
Series D
5.13%, 08/15/42	170	212,648

		2,384,198
UTAH — 0.01%
State of Utah GO BAB Series D
4.55%, 07/01/24	75	86,571

		86,571
WASHINGTON — 0.04%
State of Washington GO BAB Series D
5.48%, 08/01/39	200	265,316
Washington State Convention Center Public Facilities District RB BAB
6.79%, 07/01/40	50	66,405

		331,721
WISCONSIN — 0.02%
State of Wisconsin RB Series A
5.70%, 05/01/26(AGM)	125	149,995

		149,995

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $22,790,411)		24,637,219

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 11.36%

MONEY MARKET FUNDS — 11.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d],g,h	81,659	$81,659,374
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d],g,h	8,906	8,905,516
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d],g	6,928	6,928,481

		97,493,371

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,493,371)		97,493,371

TOTAL INVESTMENTS IN SECURITIES — 110.22%
(Cost: $934,255,491)[i]		945,918,683
Other Assets, Less Liabilities — (10.22)%		(87,693,303)

NET ASSETS — 100.00%		$858,225,380

BAB — Build America Bond

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

RB — Revenue Bond

VRN — Variable Rate Note

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Investments are denominated in U.S. dollars.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $934,316,967. Net unrealized appreciation was $11,601,716, of which $20,755,354 represented gross unrealized appreciation on securities and $9,153,638 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.95%, 03/04/19	$—	$500	$—	$500	$504,070	$—	$—
2.25%, 07/02/19	1,000	—	—	1,000	1,015,242	4,604	—
2.40%, 10/18/19	—	250	—	250	254,564	422	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	350	—	—	350	369,715	3,330	—
PNC Funding Corp.
3.30%, 03/08/22	312	—	—	312	326,634	2,417	—
4.38%, 08/11/20	250	—	—	250	272,071	1,843	—
5.13%, 02/08/20	395	—	—	395	437,732	3,136	—

					$3,180,028	$15,752	$—

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

May 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$729,056,624	$—	$729,056,624
Foreign government obligations	—	94,731,469	—	94,731,469
Municipal debt obligations	—	24,637,219	—	24,637,219
Money market funds	97,493,371	—	—	97,493,371

Total	$97,493,371	$848,425,312	$—	$945,918,683

243

Schedule of Investments (Unaudited)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 35.74%

ADVERTISING — 0.06%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$25	$25,543
Omnicom Group Inc.
3.63%, 05/01/22	25	26,171
WPP Finance 2010
3.75%, 09/19/24	100	102,768

		154,482
AEROSPACE & DEFENSE — 0.48%
Boeing Co. (The)
0.95%, 05/15/18	75	74,672
2.85%, 10/30/24 (Call 07/30/24)	50	51,982
6.00%, 03/15/19	50	56,229
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	25	24,849
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	18	18,187
Lockheed Martin Corp.
1.85%, 11/23/18	25	25,244
2.50%, 11/23/20 (Call 10/23/20)	100	101,750
3.10%, 01/15/23 (Call 11/15/22)	50	51,815
4.07%, 12/15/42	33	33,399
4.70%, 05/15/46 (Call 11/15/45)	100	111,757
Series B
6.15%, 09/01/36	25	32,101
Northrop Grumman Corp.
1.75%, 06/01/18	50	50,189
3.50%, 03/15/21	50	52,958
4.75%, 06/01/43	50	56,374
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	25	25,496
3.13%, 10/15/20	30	31,649
4.20%, 12/15/44 (Call 06/15/44)	25	27,189
United Technologies Corp.
1.80%, 06/01/17	60	60,311
3.10%, 06/01/22	250	261,151
4.50%, 06/01/42	100	108,621
6.05%, 06/01/36	26	33,267

		1,289,190

Security	Principal (000s)	Value
AGRICULTURE — 0.40%
Altria Group Inc.
2.95%, 05/02/23	$100	$102,749
5.38%, 01/31/44	100	122,193
Archer-Daniels-Midland Co.
4.02%, 04/16/43	50	50,995
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	20	20,250
3.50%, 11/24/20 (Call 10/24/20)	45	46,368
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	75	79,090
Philip Morris International Inc.
2.50%, 08/22/22	25	25,170
2.63%, 03/06/23	100	101,492
4.25%, 11/10/44	50	52,323
4.38%, 11/15/41	25	26,301
4.88%, 11/15/43	25	28,328
5.65%, 05/16/18	140	151,803
6.38%, 05/16/38	25	33,201
Reynolds American Inc.
3.25%, 06/12/20	50	52,090
5.70%, 08/15/35 (Call 02/15/35)	75	88,442
5.85%, 08/15/45 (Call 02/15/45)	50	61,134
7.25%, 06/15/37	26	34,024

		1,075,953
AIRLINES — 0.12%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	69	70,046
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	29	28,743
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	44	45,294
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	27	28,091
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	55	55,994
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	100	102,375

		330,543

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
APPAREL — 0.03%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	$50	$50,513
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	25	25,605

		76,118
AUTO MANUFACTURERS — 0.70%
American Honda Finance Corp.
1.70%, 02/22/19	150	150,969
2.25%, 08/15/19	25	25,547
Daimler Finance North America LLC
8.50%, 01/18/31	25	39,467
Ford Motor Co.
7.45%, 07/16/31	50	65,828
Ford Motor Credit Co. LLC
2.24%, 06/15/18	200	200,766
3.34%, 03/18/21	200	204,854
4.39%, 01/08/26	200	213,808
General Motors Co.
5.20%, 04/01/45	50	48,432
6.25%, 10/02/43	100	110,751
6.60%, 04/01/36 (Call 10/01/35)	50	56,902
General Motors Financial Co. Inc.
2.40%, 04/10/18	100	100,221
3.15%, 01/15/20 (Call 12/15/19)	100	101,032
3.25%, 05/15/18	100	101,850
PACCAR Financial Corp.
1.40%, 05/18/18	50	49,974
1.45%, 03/09/18	50	50,063
Toyota Motor Credit Corp.
1.25%, 10/05/17	125	124,955
1.70%, 02/19/19	100	100,644
2.10%, 01/17/19	50	50,826
3.30%, 01/12/22	50	53,107
3.40%, 09/15/21	40	42,652

		1,892,648
AUTO PARTS & EQUIPMENT — 0.06%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	25	24,356
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	50	52,698
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	25	25,759
4.25%, 03/01/21	50	53,062

		155,875

Security	Principal (000s)	Value
BANKS — 7.77%
Abbey National Treasury Services PLC/ United Kingdom
2.00%, 08/24/18	$25	$25,094
2.38%, 03/16/20	275	275,628
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	85	85,473
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	50	50,547
Bank of America Corp.
1.70%, 08/25/17	100	100,088
2.60%, 01/15/19	200	203,064
3.30%, 01/11/23	50	50,639
4.00%, 01/22/25	250	249,006
4.13%, 01/22/24	133	140,220
4.20%, 08/26/24	300	304,487
4.25%, 10/22/26	125	126,205
4.45%, 03/03/26	100	102,912
5.00%, 01/21/44	30	33,191
5.42%, 03/15/17	100	103,091
5.63%, 07/01/20	100	111,516
5.65%, 05/01/18	200	213,668
5.70%, 01/24/22	50	57,071
5.75%, 12/01/17	100	105,733
6.40%, 08/28/17	100	105,649
Series L
4.75%, 04/21/45	50	50,110
Bank of Montreal
1.40%, 04/10/18	35	34,919
2.38%, 01/25/19 (Call 12/25/18)	25	25,418
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	25	25,312
2.45%, 11/27/20 (Call 10/27/20)	75	76,381
2.60%, 08/17/20 (Call 07/17/20)	210	215,292
3.55%, 09/23/21 (Call 08/23/21)	25	26,554
3.65%, 02/04/24 (Call 01/05/24)	25	26,915
Bank of Nova Scotia (The)
1.45%, 04/25/18	50	49,909
1.70%, 06/11/18 (Call 05/11/18)	75	75,190
2.05%, 06/05/19	50	50,355
4.38%, 01/13/21	25	27,361
4.50%, 12/16/25	50	51,269

245

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Barclays PLC
3.25%, 01/12/21	$250	$252,548
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	50	50,849
2.45%, 01/15/20 (Call 12/15/19)	50	50,814
3.95%, 03/22/22 (Call 02/22/22)	100	105,981
BNP Paribas SA
2.70%, 08/20/18	150	153,162
3.25%, 03/03/23	50	51,641
5.00%, 01/15/21	120	133,785
BPCE SA
2.50%, 07/15/19	250	254,318
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	45	44,981
Capital One Financial Corp.
3.50%, 06/15/23	100	101,659
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	250	248,655
Citigroup Inc.
1.55%, 08/14/17	50	49,924
1.80%, 02/05/18	25	25,026
2.05%, 12/07/18	100	100,301
2.50%, 07/29/19	50	50,643
2.65%, 10/26/20	100	100,698
3.30%, 04/27/25	20	20,070
3.50%, 05/15/23	200	200,188
3.70%, 01/12/26	200	206,299
3.75%, 06/16/24	84	87,346
3.88%, 03/26/25	100	98,822
4.00%, 08/05/24	36	36,667
4.40%, 06/10/25	200	204,722
4.45%, 09/29/27	50	50,510
4.65%, 07/30/45	75	79,521
5.30%, 05/06/44	25	25,984
5.50%, 09/13/25	75	82,703
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	50	51,573
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20	250	253,346
2.50%, 09/20/18	100	101,964
Cooperatieve Rabobank UA
3.88%, 02/08/22	125	134,182
4.38%, 08/04/25	250	259,378

Security	Principal (000s)	Value
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[a]	$250	$251,655
3.75%, 03/26/25	250	242,946
3.80%, 09/15/22	150	150,985
Deutsche Bank AG
2.95%, 08/20/20	50	49,584
Deutsche Bank AG/London
1.88%, 02/13/18	75	74,314
3.70%, 05/30/24	50	49,202
6.00%, 09/01/17	172	180,168
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	50	52,853
Fifth Third Bank/Cincinnati OH
3.85%, 03/15/26 (Call 02/15/26)	200	205,474
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	25	25,029
2.38%, 01/22/18	100	101,060
2.55%, 10/23/19	50	50,672
2.60%, 04/23/20 (Call 03/23/20)	45	45,438
2.63%, 01/31/19	100	101,777
2.75%, 09/15/20 (Call 08/15/20)	50	50,673
2.90%, 07/19/18	100	102,234
3.63%, 01/22/23	100	103,525
3.75%, 05/22/25 (Call 02/22/25)	125	128,621
4.00%, 03/03/24	100	105,210
4.75%, 10/21/45 (Call 04/21/45)	75	79,832
4.80%, 07/08/44 (Call 01/08/44)	50	52,882
5.15%, 05/22/45	75	76,299
6.00%, 06/15/20	100	113,319
6.13%, 02/15/33	25	30,545
6.15%, 04/01/18	160	172,380
6.45%, 05/01/36	25	29,239
6.75%, 10/01/37	150	180,055
HSBC Holdings PLC
4.25%, 03/14/24	500	503,786
5.25%, 03/14/44	200	207,890
HSBC USA Inc.
1.30%, 06/23/17	100	99,866
2.38%, 11/13/19	150	150,485
JPMorgan Chase & Co.
2.00%, 08/15/17	100	100,741
2.20%, 10/22/19	50	50,364
2.55%, 10/29/20 (Call 09/29/20)	100	101,101

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.75%, 06/23/20 (Call 05/23/20)	$100	$101,849
3.13%, 01/23/25 (Call 10/23/24)	75	75,223
3.38%, 05/01/23	100	100,124
3.63%, 05/13/24	250	260,356
3.90%, 07/15/25 (Call 04/15/25)	100	105,969
4.25%, 10/15/20	120	128,998
4.95%, 03/25/20	100	109,699
4.95%, 06/01/45	50	52,906
5.50%, 10/15/40	50	59,977
5.60%, 07/15/41	55	67,018
6.00%, 01/15/18	250	267,136
6.40%, 05/15/38	150	198,692
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	100	100,769
5.10%, 03/24/21	100	110,947
KfW
0.00%, 04/18/36	100	55,807
1.00%, 01/26/18	100	100,036
1.50%, 02/06/19	250	252,202
1.50%, 04/20/20	100	100,397
1.88%, 04/01/19	500	509,853
2.00%, 05/02/25	100	100,302
2.38%, 08/25/21	100	103,771
2.75%, 09/08/20	150	157,844
4.00%, 01/27/20	450	491,747
Korea Development Bank (The)
1.50%, 01/22/18	200	199,428
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	150	149,978
2.38%, 06/10/25	100	103,141
Lloyds Bank PLC
1.75%, 05/14/18	100	99,853
Lloyds Banking Group PLC
4.65%, 03/24/26	200	201,014
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	200	204,533
Morgan Stanley
2.50%, 01/24/19	100	101,445
3.75%, 02/25/23	200	208,649
3.88%, 01/27/26	165	171,890
4.10%, 05/22/23	30	30,853
4.30%, 01/27/45	55	55,582
4.88%, 11/01/22	200	216,618
5.50%, 01/26/20	100	110,624

Security	Principal (000s)	Value
5.50%, 07/28/21	$120	$135,695
5.75%, 01/25/21	200	226,656
6.25%, 08/09/26	100	121,624
7.30%, 05/13/19	250	285,859
MUFG Americas Holdings Corp.
3.50%, 06/18/22	50	51,761
Northern Trust Corp.
2.38%, 08/02/22	40	40,031
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	100	99,823
1.50%, 10/21/20	100	99,664
PNC Bank N.A.
3.25%, 06/01/25 (Call 05/02/25)[b]	250	259,540
Royal Bank of Canada
1.50%, 01/16/18	200	200,393
2.20%, 07/27/18	25	25,355
2.35%, 10/30/20	50	50,733
4.65%, 01/27/26	50	52,235
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	25	24,852
4.50%, 07/17/25 (Call 04/17/25)	50	51,346
State Street Corp.
3.70%, 11/20/23	125	135,744
4.96%, 03/15/18	25	26,099
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	250	255,739
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	101,021
6.00%, 09/11/17	28	29,505
Toronto-Dominion Bank (The)
1.40%, 04/30/18	100	99,892
2.13%, 07/02/19	100	101,130
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	75	81,028
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	255,084
UBS AG/Stamford CT
5.75%, 04/25/18	200	215,167
Wachovia Corp.
5.75%, 06/15/17	35	36,536
5.75%, 02/01/18	100	106,870
Wells Fargo & Co.
2.55%, 12/07/20	250	253,851
3.55%, 09/29/25	100	104,572

247

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.90%, 05/01/45	$200	$199,801
4.10%, 06/03/26	50	52,151
4.13%, 08/15/23	250	264,528
4.90%, 11/17/45	150	159,339
5.38%, 11/02/43	50	55,703
Westpac Banking Corp.
1.60%, 01/12/18	150	150,412
2.25%, 07/30/18	50	50,691
2.25%, 01/17/19	200	202,674

		20,995,065
BEVERAGES — 0.96%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	200	203,627
3.30%, 02/01/23 (Call 12/01/22)	50	51,483
3.65%, 02/01/26 (Call 11/01/25)	450	468,414
4.90%, 02/01/46 (Call 08/01/45)	350	390,600
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	19,908
5.00%, 04/15/20	20	22,160
7.75%, 01/15/19	85	97,831
8.20%, 01/15/39	43	66,379
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	25	24,985
Coca-Cola Co. (The)
1.88%, 10/27/20	50	50,516
2.88%, 10/27/25	95	97,852
3.20%, 11/01/23	50	53,176
3.30%, 09/01/21	50	53,452
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	100	101,293
Diageo Capital PLC
4.83%, 07/15/20	50	55,732
5.88%, 09/30/36	91	114,500
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	100	109,759
Molson Coors Brewing Co.
3.50%, 05/01/22	50	51,864
PepsiCo Inc.
1.25%, 08/13/17	20	20,053
1.25%, 04/30/18	50	50,050
2.15%, 10/14/20 (Call 09/14/20)	50	50,737
2.75%, 03/05/22	100	103,171
2.75%, 03/01/23	50	51,353
2.75%, 04/30/25 (Call 01/30/25)	50	50,639

Security	Principal (000s)	Value
2.85%, 02/24/26 (Call 11/24/25)	$50	$50,941
4.45%, 04/14/46 (Call 10/14/45)	125	137,520
7.90%, 11/01/18	30	34,596

		2,582,591
BIOTECHNOLOGY — 0.50%
Amgen Inc.
3.45%, 10/01/20	25	26,379
3.63%, 05/15/22 (Call 02/15/22)	25	26,540
4.40%, 05/01/45 (Call 11/01/44)	100	99,419
5.15%, 11/15/41 (Call 05/15/41)	60	65,472
5.70%, 02/01/19	100	110,308
6.40%, 02/01/39	75	94,050
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	25	26,688
5.20%, 09/15/45 (Call 03/15/45)	50	55,307
6.88%, 03/01/18	50	54,462
Celgene Corp.
2.88%, 08/15/20	150	153,670
3.63%, 05/15/24 (Call 02/15/24)	50	51,427
4.00%, 08/15/23	50	53,102
4.63%, 05/15/44 (Call 11/15/43)	25	24,958
5.00%, 08/15/45 (Call 02/15/45)	50	53,285
Gilead Sciences Inc.
2.55%, 09/01/20	40	40,955
3.25%, 09/01/22 (Call 07/01/22)	100	104,143
3.50%, 02/01/25 (Call 11/01/24)	50	52,171
4.40%, 12/01/21 (Call 09/01/21)	25	27,634
4.50%, 02/01/45 (Call 08/01/44)	25	25,663
4.60%, 09/01/35 (Call 03/01/35)	150	159,623
4.75%, 03/01/46 (Call 09/01/45)	25	26,663
5.65%, 12/01/41 (Call 06/01/41)	25	29,856

		1,361,775
BUILDING MATERIALS — 0.08%
CRH America Inc.
5.75%, 01/15/21	50	55,866
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	20	20,544
7.00%, 12/01/36	25	29,115
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	100	105,750

		211,275

248

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CHEMICALS — 0.67%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	$100	$98,059
4.90%, 06/01/43 (Call 12/01/42)	25	24,502
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	31	31,068
CF Industries Inc.
5.15%, 03/15/34	25	23,379
5.38%, 03/15/44	75	69,303
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	50	47,982
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	75	77,540
4.25%, 11/15/20 (Call 08/15/20)	50	54,073
4.25%, 10/01/34 (Call 04/01/34)	50	49,460
4.63%, 10/01/44 (Call 04/01/44)	50	49,992
5.25%, 11/15/41 (Call 05/15/41)	25	26,491
8.55%, 05/15/19	25	29,576
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	100	103,408
3.80%, 03/15/25 (Call 12/15/24)	50	51,380
Ecolab Inc.
4.35%, 12/08/21	100	110,507
EI du Pont de Nemours & Co.
2.80%, 02/15/23	156	156,429
4.15%, 02/15/43	25	24,658
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	50	49,022
5.25%, 07/15/43	50	51,573
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	25	24,301
3.95%, 04/15/45 (Call 10/15/44)	50	43,850
4.40%, 07/15/44 (Call 01/15/44)	25	23,889
5.50%, 08/15/25	50	56,820
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	50	52,748
5.45%, 11/15/33 (Call 05/15/33)	20	21,362
5.63%, 11/15/43 (Call 05/15/43)	25	26,397
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	30	30,719
5.63%, 12/01/40	55	62,481
PPG Industries Inc.
3.60%, 11/15/20	50	51,853

Security	Principal (000s)	Value
Praxair Inc.
2.25%, 09/24/20	$50	$50,760
2.45%, 02/15/22 (Call 11/15/21)	75	76,109
3.55%, 11/07/42 (Call 05/07/42)	50	47,640
Sherwin-Williams Co. (The)
1.35%, 12/15/17	50	49,942
Valspar Corp. (The)
3.30%, 02/01/25 (Call 11/01/24)	30	29,699
4.40%, 02/01/45 (Call 08/01/44)	25	23,319

		1,800,291
COMMERCIAL SERVICES — 0.24%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	40	41,117
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	50	50,960
Catholic Health Initiatives
4.35%, 11/01/42	25	24,675
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	25	27,347
MasterCard Inc.
3.38%, 04/01/24	25	26,667
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	100	102,418
Princeton University
Series A
4.95%, 03/01/19	40	43,843
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	100	106,844
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	100	101,260
4.25%, 08/15/24 (Call 05/15/24)	50	51,412
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	25	25,494
Western Union Co. (The)
5.25%, 04/01/20	34	36,473

		638,510
COMPUTERS — 0.81%
Apple Inc.
1.00%, 05/03/18	75	74,876
1.70%, 02/22/19	100	100,887
2.25%, 02/23/21 (Call 01/23/21)	250	253,299
3.20%, 05/13/25	40	41,631
3.85%, 05/04/43	100	97,609

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.38%, 05/13/45	$225	$237,172
4.65%, 02/23/46 (Call 08/23/45)	50	54,877
Computer Sciences Corp.
4.45%, 09/15/22	33	34,924
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[a]	100	102,272
6.02%, 06/15/26 (Call 03/15/26)[a]	95	96,162
EMC Corp./MA
3.38%, 06/01/23 (Call 03/01/23)	100	85,250
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[a]	10	10,076
3.60%, 10/15/20 (Call 09/15/20)[a]	110	113,123
6.35%, 10/15/45 (Call 04/15/45)[a]	60	57,123
HP Inc.
3.75%, 12/01/20	17	17,743
4.38%, 09/15/21	150	156,935
6.00%, 09/15/41	50	44,451
International Business Machines Corp.
1.13%, 02/06/18	100	100,129
1.25%, 02/08/18	100	100,371
2.25%, 02/19/21	100	101,655
4.70%, 02/19/46	100	111,249
6.22%, 08/01/27	50	64,713
NetApp Inc.
2.00%, 12/15/17	25	24,971
Seagate HDD Cayman
3.75%, 11/15/18	100	99,000
5.75%, 12/01/34 (Call 06/01/34)	25	17,250

		2,197,748
COSMETICS & PERSONAL CARE — 0.16%
Colgate-Palmolive Co.
1.75%, 03/15/19	50	50,784
4.00%, 08/15/45	25	27,441
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)	25	27,418
Procter & Gamble Co. (The)
1.60%, 11/15/18	50	50,668
1.90%, 11/01/19	50	50,920
2.30%, 02/06/22	150	152,717
3.10%, 08/15/23	20	21,338
5.55%, 03/05/37	30	39,518

		420,804

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	$50	$52,485
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	50	50,337
5.25%, 09/01/17	15	15,452
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	25	28,110

		146,384
DIVERSIFIED FINANCIAL SERVICES — 1.09%
Affiliated Managers Group Inc.
3.50%, 08/01/25	75	72,510
Air Lease Corp.
3.38%, 06/01/21 (Call 05/01/21)	45	45,432
4.75%, 03/01/20	50	53,059
Alterra Finance LLC
6.25%, 09/30/20	50	56,526
American Express Co.
4.05%, 12/03/42	44	44,823
American Express Credit Corp.
1.55%, 09/22/17	35	35,055
1.88%, 11/05/18 (Call 10/05/18)	35	35,239
2.38%, 05/26/20 (Call 04/25/20)	180	182,310
Ameriprise Financial Inc.
3.70%, 10/15/24	50	52,443
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	50	53,126
7.25%, 02/01/18	100	108,997
Charles Schwab Corp. (The)
4.45%, 07/22/20	25	27,411
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	25	30,285
Discover Financial Services
5.20%, 04/27/22	150	162,153
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)	50	50,250
Eaton Vance Corp.
6.50%, 10/02/17	50	52,966
Franklin Resources Inc.
2.85%, 03/30/25	25	24,933
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35[a]	250	271,624

250

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	$200	$204,016
4.38%, 09/16/20	50	54,943
5.50%, 01/08/20	100	113,181
5.88%, 01/14/38	50	65,327
6.88%, 01/10/39	25	36,417
Goldman Sachs Capital I
6.35%, 02/15/34	25	28,964
HSBC Finance Corp.
6.68%, 01/15/21	67	75,971
Intercontinental Exchange Inc.
4.00%, 10/15/23	50	53,337
International Lease Finance Corp.
7.13%, 09/01/18[a]	50	54,625
Invesco Finance PLC
4.00%, 01/30/24	50	53,031
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	50	52,737
Jefferies Group LLC
5.13%, 01/20/23	25	25,764
8.50%, 07/15/19	100	113,623
Lazard Group LLC
3.75%, 02/13/25	25	23,949
Legg Mason Inc.
3.95%, 07/15/24	50	49,029
Nasdaq Inc.
5.55%, 01/15/20	50	54,773
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	50	50,951
2.35%, 06/15/20 (Call 05/15/20)	50	51,082
3.05%, 02/15/22 (Call 11/15/21)	30	31,271
3.25%, 11/01/25 (Call 08/01/25)	25	26,350
Nomura Holdings Inc.
6.70%, 03/04/20	25	28,732
Stifel Financial Corp.
4.25%, 07/18/24	50	49,881
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	50	51,152
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	165	171,003
4.15%, 12/14/35 (Call 06/14/35)	50	54,520

		2,933,771

Security	Principal (000s)	Value
ELECTRIC — 2.48%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	$50	$50,700
3.65%, 02/15/26 (Call 11/15/25)	75	77,645
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	25	26,360
4.30%, 07/01/44 (Call 01/01/44)	25	27,416
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	130	133,874
6.38%, 04/01/36	25	31,084
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	50	50,492
4.35%, 11/15/45 (Call 05/15/45)	25	27,236
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	25	25,216
2.40%, 02/01/20 (Call 01/01/20)	25	25,500
3.75%, 11/15/23 (Call 08/15/23)	50	53,742
6.13%, 04/01/36	62	79,562
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	25	26,796
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	30	29,078
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	100	104,760
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	50	49,425
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	25	27,541
4.63%, 12/01/54 (Call 06/01/54)	50	54,168
5.50%, 12/01/39	35	42,617
5.85%, 04/01/18	50	53,892
Series 08-B
6.75%, 04/01/38	50	68,765
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	25	26,416
4.10%, 11/15/45 (Call 05/15/45)	25	26,698
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	15	15,154
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	203,309
6.30%, 03/15/33	25	29,719
7.00%, 06/15/38	50	64,817

251

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	$50	$54,199
4.30%, 07/01/44 (Call 01/01/44)	50	54,831
Series A
6.63%, 06/01/36	25	34,591
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	125	128,080
5.30%, 02/15/40	50	61,777
Duke Energy Corp.
1.63%, 08/15/17	100	100,235
3.05%, 08/15/22 (Call 05/15/22)	25	25,532
3.55%, 09/15/21 (Call 06/15/21)	50	52,759
Duke Energy Florida LLC
5.65%, 04/01/40	25	31,814
6.40%, 06/15/38	50	68,957
Duke Energy Indiana LLC
6.45%, 04/01/39	25	34,271
Duke Energy Ohio Inc.
5.45%, 04/01/19	25	27,489
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	25	26,289
4.20%, 08/15/45 (Call 02/15/45)	50	53,605
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	75	80,343
3.75%, 02/15/21 (Call 11/15/20)	60	64,504
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	40	42,433
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	25	25,553
Entergy Texas Inc.
7.13%, 02/01/19	25	28,187
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	25	25,254
Series H
3.15%, 01/15/25 (Call 10/15/24)	50	51,174
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	219	230,395
4.95%, 06/15/35 (Call 12/15/34)	25	27,447
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	50	50,484
5.60%, 06/15/42 (Call 12/15/41)	50	50,436
FirstEnergy Solutions Corp.
6.80%, 08/15/39	35	33,942

Security	Principal (000s)	Value
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	$200	$206,834
3.13%, 12/01/25 (Call 06/01/25)	50	52,286
4.05%, 06/01/42 (Call 12/01/41)	50	53,425
Georgia Power Co.
Series 10-C
4.75%, 09/01/40	25	27,417
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[c]	25	27,939
Hydro-Quebec
1.38%, 06/19/17	35	35,148
9.38%, 04/15/30	25	41,623
Indiana Michigan Power Co.
7.00%, 03/15/19	24	27,080
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	25	26,416
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	50	51,999
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	25	26,482
4.38%, 10/01/45 (Call 04/01/45)	25	27,478
5.13%, 11/01/40 (Call 05/01/40)	15	18,036
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	50	54,771
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	27,478
Series 25
3.30%, 10/01/25 (Call 07/01/25)	25	26,398
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	50	54,755
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	125	108,461
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	50	61,551
6.50%, 08/01/18	20	22,089
NiSource Finance Corp.
5.45%, 09/15/20	25	27,915
6.13%, 03/01/22	100	117,591
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	75	75,034
2.20%, 08/15/20 (Call 07/15/20)	30	30,557
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	100	100,062

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Oglethorpe Power Corp.
4.55%, 06/01/44	$25	$25,577
Ohio Power Co.
6.05%, 05/01/18	25	26,881
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	25	27,554
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	50	54,440
5.25%, 09/30/40	25	29,762
7.00%, 09/01/22	61	76,382
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	50	50,770
4.75%, 02/15/44 (Call 08/15/43)	125	142,142
6.25%, 03/01/39	25	32,743
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	50	52,006
3.85%, 06/15/21 (Call 03/15/21)	50	54,369
5.50%, 01/15/19	50	54,937
6.00%, 01/15/39	50	65,813
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	25	26,336
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	50	50,022
3.10%, 05/15/26 (Call 02/15/26)	50	49,642
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	50	52,049
5.13%, 04/15/20	25	27,041
Public Service Co. of Colorado
4.30%, 03/15/44 (Call 09/15/43)	50	54,800
4.75%, 08/15/41 (Call 02/15/41)	50	58,044
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	50	51,584
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	50	50,126
4.15%, 11/01/45 (Call 05/01/45)	25	27,431
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	25	28,135
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	50	54,355
6.27%, 03/15/37	25	32,990
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	25	27,605
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	50	54,336

Security	Principal (000s)	Value
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	$50	$52,889
South Carolina Electric & Gas Co.
5.10%, 06/01/65 (Call 12/01/64)	50	56,269
5.25%, 11/01/18	25	27,138
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	52	59,818
6.00%, 01/15/34	42	53,564
Series 05-B
5.55%, 01/15/36	50	61,194
Series 08-A
5.95%, 02/01/38	25	32,381
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	125	127,300
Southern Power Co.
5.15%, 09/15/41	30	31,321
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	50	50,910
4.35%, 05/15/44 (Call 11/15/43)	25	26,512
TransAlta Corp.
1.90%, 06/03/17	50	49,312
6.50%, 03/15/40	25	17,000
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	50	49,110
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	25	26,527
Series D
4.65%, 08/15/43 (Call 02/15/43)	50	56,320
WEC Energy Group Inc.
1.65%, 06/15/18	50	50,123
3.55%, 06/15/25 (Call 03/15/25)	50	52,647
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	50	52,513
4.10%, 04/01/43 (Call 10/01/42)	25	26,088
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	75	78,638
5.00%, 07/15/19	25	27,356
6.38%, 08/15/37	25	33,582
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	50	51,518

		6,713,290

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	$50	$51,727
4.25%, 11/15/20	30	32,915
Legrand France SA
8.50%, 02/15/25	25	33,342

		117,984
ELECTRONICS — 0.29%
Agilent Technologies Inc.
5.00%, 07/15/20	50	54,946
Avnet Inc.
4.88%, 12/01/22	25	26,667
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	40	39,867
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)	70	70,262
Honeywell International Inc.
4.25%, 03/01/21	125	138,331
5.38%, 03/01/41	25	31,533
Jabil Circuit Inc.
5.63%, 12/15/20	50	52,534
Koninklijke Philips NV
3.75%, 03/15/22	60	63,415
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	54,885
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	50	50,416
3.15%, 01/15/23 (Call 10/15/22)	50	50,188
3.60%, 08/15/21 (Call 05/15/21)	80	83,465
4.50%, 03/01/21	25	27,086
5.30%, 02/01/44 (Call 08/01/43)	25	27,550
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)	25	24,940

		796,085
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
2.88%, 05/08/22	50	51,135

		51,135
ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	100	101,614
4.75%, 05/15/23 (Call 02/15/23)	25	27,955

Security	Principal (000s)	Value
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	$50	$51,357
4.10%, 03/01/45 (Call 09/01/44)	100	103,129

		284,055
FOOD — 0.66%
Campbell Soup Co.
3.05%, 07/15/17	50	50,956
ConAgra Foods Inc.
7.00%, 10/01/28	25	30,586
General Mills Inc.
5.40%, 06/15/40	35	41,820
Hershey Co. (The)
4.13%, 12/01/20	50	55,092
Ingredion Inc.
4.63%, 11/01/20	50	54,173
JM Smucker Co. (The)
3.50%, 03/15/25	40	42,185
4.25%, 03/15/35	50	52,411
Kellogg Co.
3.25%, 04/01/26	100	101,135
4.15%, 11/15/19	70	74,935
Kraft Heinz Foods Co.
2.25%, 06/05/17	50	50,412
2.80%, 07/02/20 (Call 06/02/20)[a]	125	127,997
3.95%, 07/15/25 (Call 04/15/25)[a]	150	159,890
5.00%, 07/15/35 (Call 01/15/35)[a]	25	27,545
5.00%, 06/04/42	50	54,492
5.20%, 07/15/45 (Call 01/15/45)[a]	75	84,239
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	100	104,897
5.00%, 04/15/42 (Call 10/15/41)	50	55,490
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	25	26,147
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	25	25,456
5.38%, 02/10/20	100	112,097
6.13%, 02/01/18	50	53,854
6.50%, 02/09/40	25	32,649
Sysco Corp.
2.60%, 06/12/22	100	99,337
3.30%, 07/15/26 (Call 04/15/26)	55	55,769
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	65	70,560

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Unilever Capital Corp.
0.85%, 08/02/17	$100	$99,795
5.90%, 11/15/32	25	33,638

		1,777,557
FOREST PRODUCTS & PAPER — 0.12%
Georgia-Pacific LLC
7.75%, 11/15/29	25	34,891
8.00%, 01/15/24	50	64,997
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	50	51,248
4.80%, 06/15/44 (Call 12/15/43)	25	24,712
5.15%, 05/15/46 (Call 11/15/45)	50	52,132
7.30%, 11/15/39	25	31,923
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	56	55,210

		315,113
GAS — 0.23%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	90	103,286
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	25	25,586
4.15%, 01/15/43 (Call 07/15/42)	50	51,086
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	100	102,022
3.60%, 12/15/24 (Call 09/15/24)	50	51,694
KeySpan Corp.
5.80%, 04/01/35	25	29,086
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	25	25,627
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	25	27,207
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	25	26,103
6.00%, 10/15/39	45	54,437
9.80%, 02/15/19	25	30,053
Southern California Gas Co.
2.60%, 06/15/26	100	99,806

		625,993
HAND & MACHINE TOOLS —0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	50	48,287

		48,287

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 0.48%
Becton Dickinson and Co.
2.68%, 12/15/19	$50	$51,015
3.13%, 11/08/21	50	51,421
3.88%, 05/15/24 (Call 02/15/24)	35	37,256
4.69%, 12/15/44 (Call 06/15/44)	50	54,533
4.88%, 05/15/44 (Call 11/15/43)	25	27,579
Boston Scientific Corp.
3.85%, 05/15/25	25	25,951
7.38%, 01/15/40	50	63,997
Covidien International Finance SA
4.20%, 06/15/20	50	54,428
Life Technologies Corp.
6.00%, 03/01/20	50	56,299
Medtronic Inc.
1.38%, 04/01/18	50	50,043
2.50%, 03/15/20	50	51,255
3.13%, 03/15/22 (Call 12/15/21)	63	65,985
4.38%, 03/15/35	71	77,086
4.50%, 03/15/42 (Call 09/15/41)	20	21,966
4.63%, 03/15/45	175	196,312
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	25	25,487
3.25%, 04/15/23 (Call 01/15/23)	50	50,642
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	50	49,311
4.38%, 01/15/20	50	54,017
4.38%, 05/15/44 (Call 11/15/43)	25	25,768
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	100	101,194
4.25%, 08/15/35 (Call 02/15/35)	95	93,334

		1,284,879
HEALTH CARE — SERVICES — 0.54%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	50	50,292
3.95%, 09/01/20	50	53,297
6.75%, 12/15/37	40	52,425
Anthem Inc.
1.88%, 01/15/18	50	50,117
2.25%, 08/15/19	50	50,266
2.30%, 07/15/18	50	50,438
4.63%, 05/15/42	50	51,216
4.85%, 08/15/54 (Call 02/15/54)	25	25,060
5.85%, 01/15/36	30	34,659

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	$60	$63,740
4.50%, 03/15/21 (Call 12/15/20)	50	54,129
5.88%, 03/15/41 (Call 09/15/40)	25	29,486
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	25	28,176
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	75	74,879
Kaiser Foundation Hospitals
4.88%, 04/01/42	25	29,099
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	104,291
4.00%, 11/01/23 (Call 08/01/23)	25	26,298
4.70%, 02/01/45 (Call 08/01/44)	30	30,778
Quest Diagnostics Inc.
4.70%, 04/01/21	25	27,119
UnitedHealth Group Inc.
1.40%, 10/15/17	50	50,117
1.40%, 12/15/17	100	100,187
1.63%, 03/15/19	75	75,159
2.75%, 02/15/23 (Call 11/15/22)	50	50,937
4.75%, 07/15/45	200	229,213
5.80%, 03/15/36	51	64,390

		1,455,768
HOLDING COMPANIES — DIVERSIFIED — 0.05%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	25	25,551
4.88%, 11/30/18	25	25,708
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	50	49,915
2.25%, 02/10/20 (Call 01/10/20)	25	24,946
Prospect Capital Corp.
5.88%, 03/15/23	25	22,750

		148,870
HOME FURNISHINGS — 0.01%
Whirlpool Corp.
3.70%, 03/01/23	25	26,085

		26,085
HOUSEHOLD PRODUCTS & WARES — 0.09%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	51,218
Kimberly-Clark Corp.
1.40%, 02/15/19	100	100,246

Security	Principal (000s)	Value
3.05%, 08/15/25	$50	$52,523
3.70%, 06/01/43	25	25,536
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	26,392

		255,915
HOUSEWARES — 0.09%
Newell Brands Inc.
2.05%, 12/01/17	50	49,980
2.15%, 10/15/18	25	24,870
4.00%, 06/15/22 (Call 03/15/22)	50	51,140
5.50%, 04/01/46 (Call 10/01/45)	50	57,152
6.25%, 04/15/18	50	53,524

		236,666
INSURANCE — 1.27%
Aflac Inc.
3.63%, 06/15/23	25	26,417
3.63%, 11/15/24	75	79,720
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	24,490
4.95%, 06/27/22	10	10,912
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	50,058
Allstate Corp. (The)
5.55%, 05/09/35	82	100,800
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	100	100,654
3.38%, 08/15/20	100	102,940
3.88%, 01/15/35 (Call 07/15/34)	25	22,790
4.38%, 01/15/55 (Call 07/15/54)	100	88,798
4.80%, 07/10/45 (Call 01/10/45)	25	24,860
6.40%, 12/15/20	75	86,462
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	100	102,520
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	100	99,948
4.25%, 01/15/21	50	55,265
4.30%, 05/15/43	100	107,406
5.75%, 01/15/40	25	31,709
Chubb Corp. (The)
5.75%, 05/15/18	25	27,041
Chubb INA Holdings Inc.
2.70%, 03/13/23	50	50,201
3.35%, 05/15/24	100	104,958

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.35%, 05/03/26 (Call 02/03/26)	$100	$104,335
4.35%, 11/03/45 (Call 05/03/45)	35	38,000
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	50	50,550
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	25	25,047
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	75	83,570
Lincoln National Corp.
4.20%, 03/15/22	80	84,796
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	50	49,343
4.13%, 05/15/43 (Call 11/15/42)	25	24,361
Manulife Financial Corp.
4.15%, 03/04/26	100	105,039
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	25	25,333
3.75%, 03/14/26 (Call 12/14/25)	50	51,273
MetLife Inc.
4.05%, 03/01/45	50	47,901
4.60%, 05/13/46 (Call 11/13/45)	150	156,557
4.72%, 12/15/44	50	52,923
Series A
6.82%, 08/15/18	100	111,196
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	30	30,726
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	75	78,580
Principal Financial Group Inc.
4.63%, 09/15/42	30	30,407
Progressive Corp. (The)
3.70%, 01/26/45	25	24,328
3.75%, 08/23/21	50	53,268
Prudential Financial Inc.
3.50%, 05/15/24	75	76,545
5.70%, 12/14/36	26	29,640
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)	175	189,000
6.20%, 11/15/40	50	59,318
Reinsurance Group of America Inc.
5.00%, 06/01/21	50	54,221
StanCorp Financial Group Inc.
5.00%, 08/15/22	50	53,540

Security	Principal (000s)	Value
Travelers Companies Inc. (The)
4.60%, 08/01/43	$50	$56,412
5.80%, 05/15/18	30	32,509
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	50	51,037
Unum Group
5.63%, 09/15/20	50	55,477
Voya Financial Inc.
2.90%, 02/15/18	50	50,559
WR Berkley Corp.
4.75%, 08/01/44	25	24,785
7.38%, 09/15/19	50	57,687
XLIT Ltd.
5.75%, 10/01/21	100	113,088

		3,429,300
INTERNET — 0.26%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	200	202,098
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	51,014
4.95%, 12/05/44 (Call 06/05/44)	25	29,186
Baidu Inc.
3.00%, 06/30/20	200	202,059
eBay Inc.
1.35%, 07/15/17	50	49,874
2.60%, 07/15/22 (Call 04/15/22)	75	72,469
4.00%, 07/15/42 (Call 01/15/42)	25	20,172
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)[a]	20	20,096
Symantec Corp.
4.20%, 09/15/20	50	51,660

		698,628
IRON & STEEL — 0.13%
Nucor Corp.
6.40%, 12/01/37	50	58,897
Vale Overseas Ltd.
4.38%, 01/11/22	300	268,500
Vale SA
5.63%, 09/11/42	25	18,812

		346,209
LEISURE TIME — 0.04%
Carnival Corp.
3.95%, 10/15/20	50	53,173

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$50	$52,203

		105,376
LODGING — 0.04%
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	50	51,815
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	50	49,970
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	20	20,775

		122,560
MACHINERY — 0.31%
Caterpillar Financial Services Corp.
2.25%, 12/01/19	100	102,009
2.50%, 11/13/20	100	102,629
7.15%, 02/15/19	25	28,604
Series G
1.25%, 11/06/17	15	15,030
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	25	26,399
3.80%, 08/15/42	25	24,261
4.30%, 05/15/44 (Call 11/15/43)	75	78,399
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	25	27,761
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	100	101,715
3.90%, 06/09/42 (Call 12/09/41)	75	76,395
John Deere Capital Corp.
1.30%, 03/12/18	100	100,128
3.90%, 07/12/21	45	48,836
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	35	35,450
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	50	51,024
3.13%, 11/15/22 (Call 08/15/22)	20	20,128

		838,768
MANUFACTURING — 0.44%
3M Co.
2.00%, 06/26/22	100	101,483
Crane Co.
2.75%, 12/15/18	50	50,494

Security	Principal (000s)	Value
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	$50	$54,502
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	50	60,978
Eaton Corp.
2.75%, 11/02/22	50	50,348
4.00%, 11/02/32	45	45,949
General Electric Co.
4.13%, 10/09/42	45	47,764
4.50%, 03/11/44	175	194,752
5.25%, 12/06/17	150	159,257
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	26,441
3.50%, 03/01/24 (Call 12/01/23)	25	26,816
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	50	51,270
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	50	51,560
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	25	26,375
Pentair Finance SA
2.65%, 12/01/19	20	19,505
3.63%, 09/15/20 (Call 08/15/20)	50	50,258
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	50	52,671
Tyco Electronics Group SA
6.55%, 10/01/17	50	53,198
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	50	52,483
5.13%, 09/14/45 (Call 03/14/45)	25	27,353

		1,203,457
MEDIA — 1.60%
21st Century Fox America Inc.
4.00%, 10/01/23	150	162,532
4.95%, 10/15/45 (Call 04/15/45)	50	54,941
6.15%, 02/15/41	115	140,449
6.65%, 11/15/37	50	63,598
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	35	35,806
3.70%, 08/15/24 (Call 05/15/24)	50	52,156
4.60%, 01/15/45 (Call 07/15/44)	25	24,663
4.85%, 07/01/42 (Call 01/01/42)	25	25,051

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.75%, 04/15/20	$25	$28,215
7.88%, 07/30/30	50	69,565
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[a]	150	154,564
4.91%, 07/23/25 (Call 04/23/25)[a]	50	53,430
6.48%, 10/23/45 (Call 04/23/45)[a]	100	115,185
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	250	351,032
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	100	102,905
2.85%, 01/15/23	10	10,358
3.60%, 03/01/24	20	21,505
4.60%, 08/15/45 (Call 02/15/45)	250	276,109
4.75%, 03/01/44	25	28,144
5.70%, 07/01/19	50	56,132
6.55%, 07/01/39	65	88,193
6.95%, 08/15/37	40	55,932
Discovery Communications LLC
3.30%, 05/15/22	25	24,758
4.88%, 04/01/43	25	22,320
5.05%, 06/01/20	50	54,109
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	200	211,662
Historic TW Inc.
6.63%, 05/15/29	25	30,912
6.88%, 06/15/18	50	55,028
9.15%, 02/01/23	50	66,158
NBCUniversal Media LLC
5.95%, 04/01/41	30	38,618
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	25	24,947
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	50	50,359
2.80%, 06/15/20 (Call 05/15/20)	25	25,130
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	50	51,992
5.65%, 11/23/43 (Call 05/23/43)	25	27,647
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	50	51,905
5.50%, 09/01/41 (Call 03/01/41)	50	49,088
6.75%, 07/01/18	50	54,471

Security	Principal (000s)	Value
6.75%, 06/15/39	$60	$68,565
7.30%, 07/01/38	75	89,583
Time Warner Entertainment Co. LP
8.38%, 03/15/23	25	31,812
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	50	51,595
4.00%, 01/15/22	50	53,261
4.65%, 06/01/44 (Call 12/01/43)	50	50,973
4.75%, 03/29/21	50	55,157
4.90%, 06/15/42	75	79,150
6.25%, 03/29/41	25	30,283
6.50%, 11/15/36	50	61,102
Verizon Communications Inc.
4.52%, 09/15/48	150	150,661
4.67%, 03/15/55	200	195,306
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	50	48,801
4.25%, 09/01/23 (Call 06/01/23)	75	76,665
5.25%, 04/01/44 (Call 10/01/43)	50	45,354
5.85%, 09/01/43 (Call 03/01/43)	50	48,115
Walt Disney Co. (The)
3.00%, 02/13/26	175	183,499
3.15%, 09/17/25	135	143,915
5.50%, 03/15/19	50	55,649

		4,329,015
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	100	105,204

		105,204
MINING — 0.33%
Barrick North America Finance LLC
4.40%, 05/30/21	185	193,339
5.75%, 05/01/43	25	24,444
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	50	51,489
4.13%, 02/24/42	25	23,704
5.00%, 09/30/43	25	26,402
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	49,159
Newmont Mining Corp.
6.25%, 10/01/39	50	51,391
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	88,288

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	$50	$61,447
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	100	100,531
Southern Copper Corp.
3.50%, 11/08/22	100	98,000
5.88%, 04/23/45	50	43,937
6.75%, 04/16/40	25	24,250
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	50	47,250

		883,631
OFFICE & BUSINESS EQUIPMENT — 0.06%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	50	51,738
Xerox Corp.
2.75%, 03/15/19	50	49,236
3.80%, 05/15/24	50	45,442
4.80%, 03/01/35	30	28,007

		174,423
OIL & GAS — 2.46%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	100	103,561
6.60%, 03/15/46 (Call 09/15/45)	100	111,416
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	75	70,367
3.25%, 04/15/22 (Call 01/15/22)	50	49,844
4.75%, 04/15/43 (Call 10/15/42)	100	95,813
BP Capital Markets PLC
1.67%, 02/13/18	75	75,184
3.06%, 03/17/22	65	66,038
3.25%, 05/06/22	50	51,176
3.54%, 11/04/24	150	155,203
4.50%, 10/01/20	25	27,297
4.74%, 03/11/21	100	110,693
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	75	69,463
6.25%, 03/15/38	50	48,630
Chevron Corp.
1.35%, 11/15/17	150	150,362
1.79%, 11/16/18	50	50,280
2.36%, 12/05/22 (Call 09/05/22)	50	49,533
2.42%, 11/17/20 (Call 10/17/20)	50	50,745
3.19%, 06/24/23 (Call 03/24/23)	100	103,959
3.33%, 11/17/25 (Call 08/17/25)	50	51,981

Security	Principal (000s)	Value
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	$25	$25,479
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	207,698
ConocoPhillips
5.75%, 02/01/19	25	27,267
6.00%, 01/15/20	25	28,047
6.50%, 02/01/39	100	123,551
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	35	34,788
2.40%, 12/15/22 (Call 09/15/22)	25	24,027
3.35%, 11/15/24 (Call 08/15/24)	50	49,874
3.35%, 05/15/25 (Call 02/15/25)	50	49,872
5.95%, 03/15/46 (Call 09/15/45)	50	59,561
ConocoPhillips Holding Co.
6.95%, 04/15/29	59	70,854
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	150	135,750
4.00%, 07/15/21 (Call 04/15/21)	50	48,250
5.00%, 06/15/45 (Call 12/15/44)	50	42,049
5.60%, 07/15/41 (Call 01/15/41)	25	21,853
Ecopetrol SA
4.13%, 01/16/25	150	130,875
5.88%, 05/28/45	50	40,000
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	75	66,188
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	50	47,835
4.10%, 02/01/21	75	79,873
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	15	15,156
2.22%, 03/01/21 (Call 02/01/21)	250	253,003
3.04%, 03/01/26 (Call 12/01/25)	100	102,904
3.57%, 03/06/45 (Call 09/06/44)	50	48,778
Hess Corp.
5.60%, 02/15/41	50	48,464
6.00%, 01/15/40	25	24,887
7.30%, 08/15/31	25	27,203
8.13%, 02/15/19	25	27,750
Husky Energy Inc.
7.25%, 12/15/19	65	72,411
Kerr-McGee Corp.
6.95%, 07/01/24	25	27,796

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	$50	$45,500
3.85%, 06/01/25 (Call 03/01/25)	50	43,750
6.00%, 10/01/17	48	49,440
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	50	50,493
4.75%, 09/15/44 (Call 03/15/44)	25	20,090
5.85%, 12/15/45 (Call 06/15/45)	40	36,430
Nabors Industries Inc.
4.63%, 09/15/21	50	42,750
Nexen Energy ULC
5.88%, 03/10/35	25	28,198
7.50%, 07/30/39	30	38,981
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	25	23,828
6.00%, 03/01/41 (Call 09/01/40)	30	30,051
8.25%, 03/01/19	25	28,168
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	100	101,773
3.50%, 06/15/25 (Call 03/15/25)	50	51,395
Series 1
4.10%, 02/01/21 (Call 11/01/20)	32	34,460
Petro-Canada
5.35%, 07/15/33	25	26,189
Petroleos Mexicanos
4.50%, 01/23/26	450	420,013
4.88%, 01/18/24	250	244,698
5.50%, 06/27/44	75	62,887
5.75%, 03/01/18	50	52,081
6.38%, 01/23/45	75	70,318
Phillips 66
4.30%, 04/01/22	25	26,642
4.65%, 11/15/34 (Call 05/15/34)	50	50,696
4.88%, 11/15/44 (Call 05/15/44)	50	51,466
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	100	102,845
Shell International Finance BV
1.63%, 11/10/18	50	50,117
2.25%, 11/10/20	50	50,398
2.25%, 01/06/23	75	73,041
3.25%, 05/11/25	200	204,456
4.13%, 05/11/35	25	25,628
4.38%, 05/11/45	150	154,737
6.38%, 12/15/38	25	31,948

Security	Principal (000s)	Value
Statoil ASA
4.80%, 11/08/43	$150	$164,947
5.25%, 04/15/19	110	120,487
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	50	50,592
6.10%, 06/01/18	75	80,270
6.50%, 06/15/38	55	65,237
6.85%, 06/01/39	25	30,170
Total Capital Canada Ltd.
1.45%, 01/15/18	75	74,967
2.75%, 07/15/23	100	99,777
Total Capital International SA
3.75%, 04/10/24	50	53,022
Total Capital SA
2.13%, 08/10/18	50	50,588
Valero Energy Corp.
4.90%, 03/15/45	100	87,019

		6,654,131
OIL & GAS SERVICES — 0.19%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	50	51,713
5.13%, 09/15/40	50	53,922
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	75	70,875
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	47,557
4.85%, 11/15/35 (Call 05/15/35)	30	30,805
5.00%, 11/15/45 (Call 05/15/45)	100	102,545
6.15%, 09/15/19	25	27,966
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	125	111,018
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	25	26,328

		522,729
PACKAGING & CONTAINERS — 0.06%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	50	56,437
WestRock RKT Co.
3.50%, 03/01/20	100	102,401

		158,838
PHARMACEUTICALS — 1.71%
Abbott Laboratories
2.55%, 03/15/22	50	49,702

261

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.95%, 03/15/25 (Call 12/15/24)	$85	$84,447
5.13%, 04/01/19	100	108,630
AbbVie Inc.
1.75%, 11/06/17	63	63,109
2.50%, 05/14/20 (Call 04/14/20)	300	302,640
4.40%, 11/06/42	38	37,382
4.70%, 05/14/45 (Call 11/14/44)	200	205,220
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	100	101,360
3.80%, 03/15/25 (Call 12/15/24)	100	101,205
4.55%, 03/15/35 (Call 09/15/34)	50	49,279
4.75%, 03/15/45 (Call 09/15/44)	50	49,335
4.85%, 06/15/44 (Call 12/15/43)	25	25,131
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	25	24,474
Allergan Inc./U.S.
3.38%, 09/15/20	10	10,267
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	50	51,179
4.25%, 03/01/45 (Call 09/01/44)	25	24,852
AstraZeneca PLC
1.75%, 11/16/18	50	50,268
2.38%, 11/16/20	50	50,452
4.00%, 09/18/42	80	79,537
5.90%, 09/15/17	75	79,367
6.45%, 09/15/37	25	32,923
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)[a]	75	75,712
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	99,358
3.25%, 11/01/23	25	26,726
Cardinal Health Inc.
1.95%, 06/15/18	50	50,222
3.75%, 09/15/25 (Call 06/15/25)	35	37,395
4.50%, 11/15/44 (Call 05/15/44)	50	50,915
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	50	51,730
Eli Lilly & Co.
1.25%, 03/01/18	50	50,020
3.70%, 03/01/45 (Call 09/01/44)	50	49,948
Express Scripts Holding Co.
4.75%, 11/15/21	20	22,001
6.13%, 11/15/41	75	86,293

Security	Principal (000s)	Value
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	$50	$53,467
5.38%, 04/15/34	50	60,251
5.65%, 05/15/18	38	41,160
Johnson & Johnson
1.88%, 12/05/19	50	50,937
3.38%, 12/05/23	150	163,394
3.55%, 03/01/36 (Call 09/01/35)	35	36,669
3.70%, 03/01/46 (Call 09/01/45)	100	105,612
4.85%, 05/15/41	30	37,072
5.55%, 08/15/17	50	52,733
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	50	53,173
4.88%, 03/15/44 (Call 09/15/43)	25	27,516
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	35	37,293
4.90%, 11/01/19	25	27,101
Medco Health Solutions Inc.
7.13%, 03/15/18	20	21,819
Merck & Co. Inc.
1.30%, 05/18/18	100	100,432
2.40%, 09/15/22 (Call 06/15/22)	20	20,156
2.75%, 02/10/25 (Call 11/10/24)	75	76,393
2.80%, 05/18/23	25	25,744
3.60%, 09/15/42 (Call 03/15/42)	100	98,562
3.70%, 02/10/45 (Call 08/10/44)	100	99,721
3.88%, 01/15/21 (Call 10/15/20)	20	21,684
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	25	25,590
Novartis Capital Corp.
3.70%, 09/21/42	50	51,572
4.40%, 05/06/44	25	28,573
Novartis Securities Investment Ltd.
5.13%, 02/10/19	110	120,702
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	200	196,652
Pfizer Inc.
1.45%, 06/03/19	100	99,886
3.00%, 06/15/23	100	104,296
4.30%, 06/15/43	25	27,253
Pharmacia LLC
6.60%, 12/01/28	100	132,554
Sanofi
1.25%, 04/10/18	50	49,975

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Co. BV
Series 2
3.65%, 11/10/21	$50	$51,952
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	36	41,959
Wyeth LLC
5.95%, 04/01/37	125	161,193
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	50	49,896
4.50%, 11/13/25 (Call 08/13/25)	50	53,360
4.70%, 02/01/43 (Call 08/01/42)	25	24,493

		4,611,874
PIPELINES — 1.10%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	25	23,609
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50	48,409
5.85%, 11/15/43 (Call 05/15/43)	25	22,622
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	75	79,448
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	50	42,000
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	30	29,842
5.88%, 10/15/25 (Call 07/15/25)	25	26,616
7.38%, 10/15/45 (Call 04/15/45)	25	28,789
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	50	46,713
Energy Transfer Partners LP
5.95%, 10/01/43 (Call 04/01/43)	100	89,662
6.13%, 12/15/45 (Call 06/15/45)	100	93,665
6.70%, 07/01/18	75	79,687
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	25,316
3.70%, 02/15/26 (Call 11/15/25)	50	50,660
4.45%, 02/15/43 (Call 08/15/42)	25	23,383
4.90%, 05/15/46 (Call 11/15/45)	150	150,334
5.10%, 02/15/45 (Call 08/15/44)	50	51,240
6.50%, 01/31/19	50	55,563
Series L
6.30%, 09/15/17	100	105,603

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	$100	$98,787
3.45%, 02/15/23 (Call 11/15/22)	25	23,377
4.25%, 09/01/24 (Call 06/01/24)	100	96,386
5.00%, 10/01/21 (Call 07/01/21)	50	51,672
5.30%, 09/15/20	50	52,412
5.50%, 03/01/44 (Call 09/01/43)	50	45,169
5.80%, 03/15/35	25	23,408
6.95%, 01/15/38	125	128,737
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	50	43,848
5.55%, 06/01/45 (Call 12/01/44)	50	46,118
Magellan Midstream Partners LP
4.25%, 02/01/21	20	21,160
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)[a]	25	23,563
5.50%, 02/15/23 (Call 08/15/17)[a]	100	98,000
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	50	49,860
3.38%, 10/01/22 (Call 07/01/22)	125	119,117
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	75	71,347
4.65%, 10/15/25 (Call 07/15/25)	75	70,983
4.90%, 02/15/45 (Call 08/15/44)	25	20,419
6.65%, 01/15/37	25	23,315
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	20	18,405
6.20%, 04/15/18	50	52,463
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	50	43,851
6.10%, 02/15/42	25	24,104
Texas Eastern Transmission LP
7.00%, 07/15/32	50	58,624
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	25	25,734
5.00%, 10/16/43 (Call 04/16/43)	50	51,609
5.85%, 03/15/36	25	28,034
6.20%, 10/15/37	50	57,207
7.13%, 01/15/19	49	54,746
7.63%, 01/15/39	25	33,475
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	47,250

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	$75	$69,000
4.30%, 03/04/24 (Call 12/04/23)	50	44,625
4.90%, 01/15/45 (Call 07/15/44)	112	87,360
5.25%, 03/15/20	44	44,110
6.30%, 04/15/40	20	18,200
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	25	22,750

		2,962,386
REAL ESTATE — 0.05%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	50	50,631
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	20	20,178
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	25	25,450
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	25	23,963
4.60%, 04/01/24 (Call 01/01/24)	25	25,184

		145,406
REAL ESTATE INVESTMENT TRUSTS — 1.00%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	100	105,736
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	25	25,221
3.50%, 01/31/23	19	19,300
4.50%, 01/15/18	125	130,151
5.00%, 02/15/24	50	55,258
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	50,940
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	100	101,071
3.70%, 11/15/18 (Call 08/17/18)	50	52,165
3.80%, 02/01/24 (Call 11/01/23)	50	52,695
4.13%, 05/15/21 (Call 02/15/21)	25	26,896
Brandywine Operating Partnership LP
4.55%, 10/01/29 (Call 07/01/29)	25	25,160
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	49,526
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	25,960

Security	Principal (000s)	Value
Crown Castle International Corp.
4.45%, 02/15/26 (Call 11/15/25)	$100	$106,475
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	55	55,883
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	50	50,629
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	25	26,567
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	50	53,607
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	100	109,568
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	150	142,564
5.38%, 02/01/21 (Call 11/03/20)	25	27,539
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	50	49,825
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	75	74,106
5.00%, 08/15/22 (Call 02/15/22)	25	26,118
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (Call 07/15/23)	75	73,649
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	25	25,666
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	50,064
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	52,814
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	50	49,875
4.50%, 04/18/22 (Call 01/18/22)	25	25,110
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	25	26,196
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	50	47,786
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	25	27,220
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	50	51,161
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	75	71,954
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	50	49,618

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	$50	$50,423
2.75%, 02/01/23 (Call 11/01/22)	75	75,952
3.38%, 10/01/24 (Call 07/01/24)	25	26,154
3.50%, 09/01/25 (Call 06/01/25)	100	105,661
6.75%, 02/01/40 (Call 11/01/39)	25	34,509
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	75	75,349
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	50	52,079
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	109,459
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	50	50,985
4.50%, 01/15/24 (Call 10/15/23)	25	26,438
4.70%, 09/15/17	50	51,690
Weyerhaeuser Co.
7.38%, 03/15/32	50	63,582

		2,716,354
RETAIL — 1.48%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	75	75,436
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	50	50,199
3.70%, 04/15/22 (Call 01/15/22)	50	52,696
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	50	49,701
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	50	52,375
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	50	50,234
Costco Wholesale Corp.
1.70%, 12/15/19	50	50,504
CVS Health Corp.
1.90%, 07/20/18	50	50,443
2.25%, 08/12/19 (Call 07/12/19)	200	203,340
3.88%, 07/20/25 (Call 04/20/25)	50	53,858
4.75%, 05/18/20 (Call 11/18/19)	25	27,341
5.13%, 07/20/45 (Call 01/20/45)	125	144,941
5.30%, 12/05/43 (Call 06/05/43)	25	29,482
6.13%, 09/15/39	50	63,896
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	100	100,985

Security	Principal (000s)	Value
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	$25	$25,438
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	50	50,972
2.25%, 09/10/18 (Call 08/10/18)	25	25,590
2.70%, 04/01/23 (Call 01/01/23)	100	102,712
3.75%, 02/15/24 (Call 11/15/23)	25	27,373
4.25%, 04/01/46 (Call 10/01/45)	75	81,274
4.88%, 02/15/44 (Call 08/15/43)	25	29,270
5.88%, 12/16/36	88	113,348
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	25	25,396
5.55%, 07/17/45 (Call 01/17/45)	25	20,823
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	95	93,732
3.12%, 04/15/22 (Call 01/15/22)	50	52,525
4.65%, 04/15/42 (Call 10/15/41)	50	55,697
6.88%, 02/15/28	25	33,809
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	75	74,861
4.50%, 12/15/34 (Call 06/15/34)	50	42,243
6.90%, 04/01/29	25	26,795
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	25	25,308
2.75%, 12/09/20 (Call 11/09/20)	100	102,908
3.70%, 01/30/26 (Call 10/30/25)	100	106,254
3.70%, 02/15/42	50	46,570
4.60%, 05/26/45 (Call 11/26/44)	50	53,169
4.70%, 12/09/35 (Call 06/09/35)	20	21,753
5.35%, 03/01/18	50	53,440
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	50	52,210
5.00%, 01/15/44 (Call 07/15/43)	25	22,624
QVC Inc.
4.38%, 03/15/23	50	49,106
4.85%, 04/01/24	25	25,137
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	100	101,449
2.70%, 06/15/22 (Call 04/15/22)	50	51,899
Target Corp.
3.50%, 07/01/24	200	215,549
6.35%, 11/01/32	71	93,416
Wal-Mart Stores Inc.
3.25%, 10/25/20	200	214,054

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.00%, 04/11/43 (Call 10/11/42)	$50	$52,721
4.25%, 04/15/21	45	50,098
4.30%, 04/22/44 (Call 10/22/43)	100	110,169
5.00%, 10/25/40	20	23,846
5.25%, 09/01/35	25	31,429
6.20%, 04/15/38	50	67,936
6.50%, 08/15/37	150	210,078
Walgreens Boots Alliance Inc.
2.60%, 06/01/21 (Call 05/01/21)	25	25,115
3.80%, 11/18/24 (Call 08/18/24)	250	258,671

		4,002,198
SAVINGS & LOANS — 0.02%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	50	51,067

		51,067
SEMICONDUCTORS — 0.35%
Altera Corp.
4.10%, 11/15/23	50	55,466
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	35	37,303
5.10%, 10/01/35 (Call 04/01/35)	60	65,614
Intel Corp.
1.35%, 12/15/17	150	150,623
3.70%, 07/29/25 (Call 04/29/25)	150	164,118
4.90%, 07/29/45 (Call 01/29/45)	100	112,759
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	50	52,837
5.65%, 11/01/34 (Call 07/01/34)	25	26,201
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	50,508
QUALCOMM Inc.
2.25%, 05/20/20	130	132,425
4.65%, 05/20/35 (Call 11/20/34)	50	52,373
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	25	24,981
Xilinx Inc.
3.00%, 03/15/21	25	26,055

		951,263
SOFTWARE — 0.70%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	50	51,546
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	40	41,150

Security	Principal (000s)	Value
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	$50	$52,152
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	50	52,167
3.88%, 06/05/24 (Call 03/05/24)	75	76,722
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	51,970
Microsoft Corp.
1.30%, 11/03/18	225	225,658
2.38%, 02/12/22 (Call 01/12/22)	100	102,135
2.70%, 02/12/25 (Call 11/12/24)	25	25,446
3.13%, 11/03/25 (Call 08/03/25)	40	42,023
3.75%, 05/01/43 (Call 11/01/42)	50	50,036
3.75%, 02/12/45 (Call 08/12/44)	100	99,897
4.00%, 02/08/21	50	55,417
4.00%, 02/12/55 (Call 08/12/54)	75	73,897
4.50%, 10/01/40	60	66,774
4.88%, 12/15/43 (Call 06/15/43)	25	29,396
Oracle Corp.
1.20%, 10/15/17	80	80,188
2.25%, 10/08/19	100	102,519
2.50%, 05/15/22 (Call 03/15/22)	100	101,398
2.95%, 05/15/25 (Call 02/15/25)	100	102,285
3.63%, 07/15/23	50	54,006
4.30%, 07/08/34 (Call 01/08/34)	75	79,723
5.38%, 07/15/40	186	222,562
5.75%, 04/15/18	50	54,124

		1,893,191
TELECOMMUNICATIONS — 1.92%
America Movil SAB de CV
4.38%, 07/16/42	200	194,505
5.63%, 11/15/17	50	52,801
AT&T Inc.
1.70%, 06/01/17	260	260,831
2.80%, 02/17/21 (Call 01/17/21)	50	50,692
3.00%, 06/30/22 (Call 04/30/22)	50	50,078
3.60%, 02/17/23 (Call 12/17/22)	50	51,328
3.90%, 03/11/24 (Call 12/11/23)	125	130,688
4.13%, 02/17/26 (Call 11/17/25)	50	52,562
4.35%, 06/15/45 (Call 12/15/44)	50	46,675
4.45%, 05/15/21	50	54,199
4.45%, 04/01/24 (Call 01/01/24)	50	53,641
4.50%, 05/15/35 (Call 11/15/34)	50	50,088

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.75%, 05/15/46 (Call 11/15/45)	$50	$49,560
5.00%, 03/01/21	75	82,951
5.15%, 03/15/42	50	51,848
5.35%, 09/01/40	225	239,070
6.15%, 09/15/34	150	170,784
6.50%, 09/01/37	100	119,993
6.55%, 02/15/39	40	47,831
British Telecommunications PLC
9.63%, 12/15/30	31	48,777
Cisco Systems Inc.
2.20%, 02/28/21	100	101,211
2.45%, 06/15/20	100	103,187
3.50%, 06/15/25	150	164,428
3.63%, 03/04/24	25	27,463
4.95%, 02/15/19	150	164,099
5.50%, 01/15/40	30	38,037
5.90%, 02/15/39	25	32,911
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)	100	102,326
Deutsche Telekom International Finance BV
8.75%, 06/15/30	111	164,542
Harris Corp.
4.40%, 12/15/20	125	132,693
Juniper Networks Inc.
4.50%, 03/15/24	50	50,970
5.95%, 03/15/41	25	23,503
Koninklijke KPN NV
8.38%, 10/01/30	25	34,074
Motorola Solutions Inc.
3.50%, 03/01/23	83	78,282
New Cingular Wireless Services Inc.
8.75%, 03/01/31	35	50,501
Orange SA
2.75%, 02/06/19	100	102,614
5.38%, 07/08/19	25	27,663
5.38%, 01/13/42	25	29,821
9.00%, 03/01/31	50	76,587
Qwest Corp.
7.13%, 11/15/43 (Call 06/27/16)	75	72,750
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	50	54,235
5.00%, 03/15/44 (Call 09/15/43)	100	110,563

Security	Principal (000s)	Value
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	$25	$26,271
Telefonica Emisiones SAU
5.88%, 07/15/19	50	55,314
7.05%, 06/20/36	50	62,663
Telefonica Europe BV
8.25%, 09/15/30	37	51,579
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	25	24,809
2.55%, 06/17/19	150	154,006
3.50%, 11/01/21	50	52,830
3.50%, 11/01/24 (Call 08/01/24)	200	207,720
3.65%, 09/14/18	50	52,479
4.40%, 11/01/34 (Call 05/01/34)	200	202,834
4.75%, 11/01/41	40	41,346
6.55%, 09/15/43	175	229,517
6.90%, 04/15/38	100	129,439
Vodafone Group PLC
1.50%, 02/19/18	154	153,488
4.38%, 02/19/43	100	92,420
4.63%, 07/15/18	50	52,823

		5,190,900
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	25	25,690
Mattel Inc.
4.35%, 10/01/20	25	26,506
5.45%, 11/01/41 (Call 05/01/41)	25	25,740

		77,936
TRANSPORTATION — 0.67%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	50	51,551
3.75%, 04/01/24 (Call 01/01/24)	100	108,698
4.55%, 09/01/44 (Call 03/01/44)	125	137,218
4.70%, 09/01/45 (Call 03/01/45)	50	56,262
6.15%, 05/01/37	37	47,732
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	50	52,215
4.50%, 11/07/43 (Call 05/07/43)	25	27,999
Canadian Pacific Railway Co.
5.95%, 05/15/37	25	30,363
6.13%, 09/15/15 (Call 03/15/15)	50	59,563
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	30	31,045

267

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.40%, 08/01/24 (Call 05/01/24)	$50	$52,173
6.00%, 10/01/36	50	62,099
6.15%, 05/01/37	25	31,636
FedEx Corp.
3.90%, 02/01/35	50	48,858
4.55%, 04/01/46 (Call 10/01/45)	50	51,682
5.10%, 01/15/44	25	27,714
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	25	25,534
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	101,406
4.80%, 08/15/43 (Call 02/15/43)	50	55,684
4.84%, 10/01/41	62	68,992
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,337
2.88%, 09/01/20 (Call 08/01/20)	45	45,146
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	50	51,245
3.75%, 03/15/24 (Call 12/15/23)	100	109,516
4.16%, 07/15/22 (Call 04/15/22)	150	166,139
4.75%, 12/15/43 (Call 06/15/43)	25	28,324
4.82%, 02/01/44 (Call 08/01/43)	25	28,535
United Parcel Service Inc.
2.45%, 10/01/22	200	203,653

		1,811,319
TRUCKING & LEASING — 0.04%
GATX Corp.
4.75%, 06/15/22	75	79,179
5.20%, 03/15/44 (Call 09/15/43)	25	24,509

		103,688
WATER — 0.04%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	50	52,859
4.30%, 09/01/45 (Call 03/01/45)	50	53,838

		106,697

TOTAL CORPORATE BONDS & NOTES
(Cost: $94,344,642)		96,597,253

FOREIGN GOVERNMENT OBLIGATIONS[d] — 4.48%

CANADA — 0.39%
Export Development Canada
0.75%, 12/15/17	25	24,921
1.00%, 11/01/18	30	29,958

Security	Principal (000s)	Value
1.50%, 10/03/18	$25	$25,270
1.63%, 12/03/19	50	50,598
Province of British Columbia Canada
2.00%, 10/23/22	50	50,412
Province of Manitoba Canada
3.05%, 05/14/24	50	52,998
Province of Ontario Canada
1.65%, 09/27/19	50	50,218
1.88%, 05/21/20	400	403,835
3.15%, 12/15/17	50	51,618
4.40%, 04/14/20	55	60,738
Province of Quebec Canada
2.63%, 02/13/23	100	103,087
2.88%, 10/16/24	150	156,149

		1,059,802
CHILE — 0.04%
Chile Government International Bond
3.88%, 08/05/20	100	107,722

		107,722
COLOMBIA — 0.11%
Colombia Government International Bond
6.13%, 01/18/41	200	209,917
8.13%, 05/21/24	75	93,302

		303,219
GERMANY — 0.07%
FMS Wertmanagement AoeR
1.75%, 03/17/20	200	202,466

		202,466
ISRAEL — 0.04%
Israel Government International Bond
5.13%, 03/26/19	100	109,750

		109,750
ITALY — 0.09%
Italy Government International Bond
5.25%, 09/20/16	50	50,579
5.38%, 06/15/33	150	179,866

		230,445
JAPAN — 0.17%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	250	251,510
2.13%, 02/10/25	200	198,774

		450,284

268

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
MEXICO — 0.26%
Mexico Government International Bond
3.63%, 03/15/22	$100	$103,450
4.00%, 10/02/23	200	208,328
4.60%, 01/23/46	200	193,832
4.75%, 03/08/44	200	197,987

		703,597
PANAMA — 0.05%
Panama Government International Bond
6.70%, 01/26/36	100	126,537

		126,537
PERU — 0.07%
Peruvian Government International Bond
5.63%, 11/18/50	50	56,772
6.55%, 03/14/37	105	132,092

		188,864
PHILIPPINES — 0.22%
Philippine Government International Bond
6.38%, 10/23/34	100	141,500
7.75%, 01/14/31	300	460,875

		602,375
POLAND — 0.09%
Poland Government International Bond
4.00%, 01/22/24	175	187,469
6.38%, 07/15/19	50	56,726

		244,195
SOUTH AFRICA — 0.15%
South Africa Government International Bond
4.67%, 01/17/24	200	198,534
5.50%, 03/09/20	200	210,756

		409,290
SOUTH KOREA — 0.14%
Export-Import Bank of Korea
2.88%, 01/21/25	250	255,197
Korea International Bond
7.13%, 04/16/19	100	115,869

		371,066

Security	Principal (000s)	Value
SUPRANATIONAL — 2.15%
African Development Bank
2.38%, 09/23/21	$100	$103,778
Asian Development Bank
1.38%, 01/15/19	250	251,546
1.50%, 09/28/18	100	100,972
1.63%, 08/26/20	180	181,216
1.75%, 03/21/19	20	20,319
2.00%, 01/22/25	150	150,916
Corp. Andina de Fomento
4.38%, 06/15/22	50	54,898
Council of Europe Development Bank
1.13%, 05/31/18	125	125,091
European Bank for Reconstruction & Development
1.00%, 09/17/18	50	49,905
1.63%, 11/15/18	100	101,218
1.88%, 02/23/22	50	50,476
European Investment Bank
1.00%, 03/15/18	100	99,968
1.00%, 06/15/18	100	99,904
1.13%, 09/15/17	225	225,520
1.25%, 05/15/18	100	100,408
1.63%, 03/16/20	100	100,884
1.75%, 06/17/19	50	50,789
1.88%, 03/15/19	250	254,643
1.88%, 02/10/25	200	198,761
2.25%, 08/15/22	500	514,844
2.50%, 04/15/21	50	52,195
2.88%, 09/15/20	150	158,526
Inter-American Development Bank
1.00%, 07/14/17	100	100,124
1.13%, 08/28/18	200	200,355
1.75%, 04/14/22	450	451,383
2.13%, 11/09/20	100	102,759
3.88%, 02/14/20	110	120,048
4.38%, 01/24/44	25	31,596
International Bank for Reconstruction & Development
1.00%, 06/15/18	300	299,951
1.88%, 10/07/19	425	433,483
1.88%, 10/07/22	250	251,979
2.13%, 02/13/23	150	153,417
2.25%, 06/24/21	100	103,419
2.50%, 07/29/25	200	208,790

269

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
International Finance Corp.
1.63%, 07/16/20	$200	$202,038
1.75%, 09/04/18	100	101,544

		5,807,663
TURKEY — 0.34%
Turkey Government International Bond
3.25%, 03/23/23	200	186,750
4.88%, 04/16/43	200	180,606
5.75%, 03/22/24	200	214,758
6.75%, 04/03/18	100	106,913
6.75%, 05/30/40	200	228,962

		917,989
URUGUAY — 0.10%
Uruguay Government International Bond
4.50%, 08/14/24	100	106,010
7.63%, 03/21/36	135	175,851

		281,861

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $11,993,247)		12,117,125

MUNICIPAL DEBT OBLIGATIONS — 1.34%

CALIFORNIA — 0.40%
Bay Area Toll Authority RB BAB
Series S1
6.92%, 04/01/40	50	71,798
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
Series DE
6.00%, 11/01/40	25	32,485
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	30	46,201
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	50	65,330
5.76%, 07/01/29	100	127,514
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series F
6.58%, 05/15/49	50	70,659

Security	Principal (000s)	Value
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	$25	$34,231
State of California GO BAB
7.50%, 04/01/34	50	74,934
7.55%, 04/01/39	225	347,447
University of California RB
Series AH
1.80%, 07/01/19	90	91,293
Series J
4.13%, 05/15/45	100	106,289

		1,068,181
COLORADO — 0.01%
Denver City & County School District No. 1 COP
Series B
4.24%, 12/15/37	25	26,603

		26,603
CONNECTICUT — 0.02%
State of Connecticut GO
Series A
5.85%, 03/15/32	50	63,593

		63,593
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB
5.58%, 12/01/35	25	31,972

		31,972
FLORIDA — 0.06%
State Board of Administration Finance Corp. RB
Series A
2.64%, 07/01/21	100	102,575
3.00%, 07/01/20	50	51,846

		154,421
GEORGIA — 0.02%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	25	32,816
Project M, Series 2010-A
6.66%, 04/01/57	20	25,268

		58,084
ILLINOIS — 0.15%
State of Illinois GO
4.95%, 06/01/23	150	158,365
5.10%, 06/01/33	200	191,416

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
State of Illinois GO BAB
6.63%, 02/01/35	$50	$54,572

		404,353
KENTUCKY — 0.01%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	25	33,625

		33,625
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
Series E
5.46%, 12/01/39	25	33,389

		33,389
NEW JERSEY — 0.12%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	50	44,448
0.00%, 02/15/23 (AGM)	100	77,608
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	100	147,865
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	50	56,410

		326,331
NEW YORK — 0.27%
City of New York NY GO BAB
5.97%, 03/01/36	50	66,594
Metropolitan Transportation Authority RB BAB Series C-1
6.69%, 11/15/40	100	140,476
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	75	89,365
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	132,660
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	110	143,691

Security	Principal (000s)	Value
Port Authority of New York & New Jersey RB
5.86%, 12/01/24	$25	$31,475
Series 181
4.96%, 08/01/46	50	59,605
Series 182
5.31%, 08/01/46 (Call 08/01/24)	50	54,361

		718,227
OHIO — 0.07%
American Municipal Power Inc. RB BAB Series E
6.27%, 02/15/50	25	31,373
JobsOhio Beverage System RB Series B
4.53%, 01/01/35	25	28,691
Ohio State University (The) RB Series A
3.80%, 12/01/46	50	52,325
Ohio State University (The) RB BAB
4.91%, 06/01/40	50	60,871
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	25	29,646

		202,906
OREGON — 0.05%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28 (NPFGC)	50	59,855
State of Oregon GO
5.89%, 06/01/27	50	65,200

		125,055
SOUTH CAROLINA — 0.02%
South Carolina State Public Service Authority RB
Series C
5.78%, 12/01/41	40	50,144

		50,144
TEXAS — 0.10%
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	30	39,944
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	25	37,716

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
State of Texas GO BAB
5.52%, 04/01/39	$50	$67,391
Texas Transportation Commission State Highway Fund RB BAB Series B
5.03%, 04/01/26	75	90,719
University of Texas System (The) RB BAB Series D
5.13%, 08/15/42	25	31,272

		267,042
UTAH — 0.01%
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	25	34,512

		34,512
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	25	32,444

		32,444

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $3,447,233)		3,630,882

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.47%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.74%
Federal Home Loan Banks
5.00%, 11/17/17[e]	890	941,573
5.50%, 07/15/36[e]	200	275,673
5.75%, 06/12/26	200	262,273
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18	100	99,804
0.88%, 03/07/18	100	99,900
1.25%, 10/02/19	1,300	1,303,008
1.75%, 05/30/19[e]	140	142,662
2.38%, 01/13/22[e]	1,400	1,459,504
6.75%, 09/15/29	200	297,157
Federal National Mortgage Association
1.13%, 10/19/18	500	501,445
1.50%, 06/22/20	400	402,961
1.75%, 09/12/19	1,000	1,018,728
5.63%, 07/15/37	86	120,829
6.25%, 05/15/29	200	282,215
6.63%, 11/15/30[e]	100	147,565

Security	Principal (000s)	Value
Tennessee Valley Authority
3.50%, 12/15/42[e]	$50	$50,548

		7,405,845
U.S. GOVERNMENT OBLIGATIONS — 53.73%
U.S. Treasury Note/Bond
0.63%, 09/30/17	1,000	997,810
0.63%, 11/30/17	500	498,570
0.75%, 10/31/17	420	419,710
0.88%, 08/15/17	1,900	1,902,375
0.88%, 01/15/18	2,500	2,501,550
1.00%, 12/31/17	300	300,798
1.00%, 02/15/18[e]	5,000	5,012,750
1.00%, 03/15/18[e]	3,800	3,808,854
1.00%, 11/30/19[e]	250	248,907
1.13%, 12/31/19[e]	1,520	1,518,586
1.13%, 04/30/20	250	249,100
1.25%, 11/15/18	1,000	1,007,180
1.25%, 12/15/18[e]	1,000	1,007,150
1.25%, 01/31/19[e]	2,000	2,014,320
1.38%, 02/28/19	4,000	4,041,560
1.38%, 01/31/20[e]	1,750	1,762,775
1.50%, 12/31/18	1,800	1,824,624
1.50%, 01/31/19	2,100	2,128,644
1.50%, 02/28/19[e]	2,500	2,534,950
1.50%, 05/31/20	900	908,685
1.50%, 02/28/23[e]	600	595,038
1.63%, 08/15/22	1,000	1,004,000
1.63%, 11/15/22[e]	250	250,432
1.63%, 04/30/23	1,000	998,520
1.63%, 02/15/26[e]	2,100	2,058,882
1.75%, 10/31/18	10,000	10,194,100
1.75%, 10/31/20	850	865,393
1.75%, 12/31/20[e]	700	712,453
1.75%, 02/28/22	1,300	1,317,225
1.75%, 04/30/22	500	505,935
1.75%, 05/15/22	600	607,296
1.75%, 09/30/22	5,000	5,048,050
1.75%, 01/31/23	1,000	1,007,820
1.88%, 09/30/17	6,000	6,085,860
1.88%, 10/31/17	500	507,515
1.88%, 06/30/20[e]	1,500	1,536,735
1.88%, 05/31/22[e]	1,000	1,019,050
2.00%, 09/30/20	15,500	15,954,771
2.00%, 11/30/20[e]	1,600	1,646,544

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.00%, 11/15/21[e]	$500	$514,380
2.00%, 02/15/22[e]	1,000	1,027,860
2.00%, 11/30/22	2,500	2,559,825
2.00%, 02/15/25	750	762,683
2.00%, 08/15/25	1,950	1,979,426
2.13%, 01/31/21	1,000	1,034,860
2.13%, 12/31/21	700	724,122
2.13%, 12/31/22	1,160	1,196,528
2.13%, 05/15/25	2,200	2,258,410
2.25%, 11/30/17	2,000	2,042,660
2.25%, 03/31/21[e]	1,500	1,562,085
2.25%, 11/15/24	170	176,368
2.38%, 12/31/20[e]	1,500	1,568,865
2.50%, 02/15/45[e]	2,468	2,401,241
2.50%, 02/15/46[e]	200	194,432
2.75%, 02/15/19[e]	4,000	4,191,120
2.88%, 08/15/45	1,300	1,365,260
3.00%, 05/15/45	2,500	2,691,800
3.00%, 11/15/45[e]	950	1,022,637
3.13%, 08/15/44	408	450,314
3.38%, 05/15/44	158	182,809
3.50%, 02/15/39[e]	500	594,875
3.63%, 02/15/21[e]	500	551,695
3.88%, 08/15/40	2,000	2,506,600
4.00%, 08/15/18[e]	6,500	6,952,465
4.25%, 05/15/39	246	325,301
4.25%, 11/15/40[e]	162	214,389
4.38%, 05/15/40	750	1,009,312
4.38%, 05/15/41	200	269,778
4.50%, 02/15/36[e]	500	684,165
4.50%, 08/15/39[e]	1,038	1,421,157
4.63%, 02/15/40	3,800	5,287,434
4.75%, 02/15/41[e]	400	567,608
5.38%, 02/15/31[e]	500	712,125
5.50%, 08/15/28	1,000	1,382,860
6.00%, 02/15/26	650	892,528
6.75%, 08/15/26[e]	400	583,400
6.88%, 08/15/25[e]	300	430,116
7.13%, 02/15/23[e]	800	1,082,400
7.63%, 11/15/22[e]	1,700	2,333,930
7.63%, 02/15/25[e]	600	885,552

		145,199,892

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $151,421,877)		152,605,737

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 22.14%

MONEY MARKET FUNDS — 22.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[b,f,g]	50,756	$50,756,155
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,f,g]	5,535	5,535,308
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,f]	3,533	3,533,408

		59,824,871

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,824,871)		59,824,871

TOTAL INVESTMENTS IN SECURITIES — 120.17%
(Cost: $321,031,870)[h]		324,775,868
Other Assets, Less Liabilities — (20.17)%		(54,513,450)

NET ASSETS — 100.00%		$270,262,418

BAB — Build America Bond

COP — Certificates of Participation

GO — General Obligation

GOL — General Obligation Limited

RB — Revenue Bond

VRN — Variable Rate Note

Insured by:

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Schedule 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Investments are denominated in U.S. dollars.
[e]	All or a portion of this security represents a security on loan.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $321,038,287. Net unrealized appreciation was $3,737,581, of which $4,347,576 represented gross unrealized appreciation on securities and $609,995 represented gross unrealized depreciation on securities.

273

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
3.25%, 06/01/25	$250	$—	$—	$250	$259,540	$2,078	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$96,597,253	$—	$96,597,253
Foreign government obligations	—	12,117,125	—	12,117,125
Municipal debt obligations	—	3,630,882	—	3,630,882
U.S. government & agency obligations	—	152,605,737	—	152,605,737
Money market funds	59,824,871	—	—	59,824,871

Total	$59,824,871	$264,950,997	$—	$324,775,868

274

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.69%

ADVERTISING — 0.50%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 06/27/16)[a]	$10,800	$11,077,875
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[b]	10,347	10,728,546
5.38%, 01/15/24 (Call 01/15/19)	8,150	8,542,947
5.75%, 02/01/26 (Call 02/01/21)[a]	8,605	9,056,763
5.88%, 02/01/22 (Call 02/01/17)[b]	8,750	9,167,200
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[b]	9,665	9,785,812
5.63%, 02/15/24 (Call 02/15/19)	8,950	9,263,250
5.88%, 03/15/25 (Call 09/15/19)[b]	7,900	8,216,000

		75,838,393
AEROSPACE & DEFENSE — 0.68%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	21,249	20,930,265
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	8,750	9,564,297
TransDigm Inc.
5.50%, 10/15/20 (Call 06/27/16)[b]	8,450	8,650,687
6.00%, 07/15/22 (Call 07/15/17)[b]	20,840	21,256,800
6.38%, 06/15/26 (Call 06/15/21)[a]	4,395	4,400,494
6.50%, 07/15/24 (Call 07/15/19)[b]	21,610	21,988,175
6.50%, 05/15/25 (Call 05/15/20)[b]	8,800	8,927,000
7.50%, 07/15/21 (Call 07/15/16)[b]	6,704	7,087,415

		102,805,133

Security	Principal (000s)	Value
AIRLINES — 0.37%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a,b]	$7,625	$7,939,531
7.75%, 04/15/21[a]	7,380	7,656,750
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	9,015	8,710,744
5.50%, 10/01/19[a,b]	12,918	13,022,959
6.13%, 06/01/18[b]	8,860	9,200,556
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18[b]	7,950	8,337,563

		54,868,103
APPAREL — 0.31%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a]	8,000	8,000,000
4.88%, 05/15/26 (Call 02/15/26)[a]	7,000	7,008,750
6.38%, 12/15/20 (Call 06/02/16)[b]	12,530	12,921,473
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	9,134	9,156,835
6.88%, 05/01/22 (Call 05/01/17)[b]	9,396	10,026,284

		47,113,342
AUTO MANUFACTURERS — 0.75%
Fiat Chrysler Automobile NV
4.50%, 04/15/20[b]	26,663	26,929,630
5.25%, 04/15/23[b]	28,340	28,198,300
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	10,600	10,665,367
4.13%, 12/15/18[a,b]	12,300	12,608,500
4.25%, 11/15/19[a,b]	9,240	9,549,540
5.63%, 02/01/23 (Call 02/01/18)[a,b]	10,300	10,827,875
Navistar International Corp.
8.25%, 11/01/21 (Call 06/27/16)[b]	20,611	14,592,588

		113,371,800

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 1.27%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 06/27/16)[b]	$6,206	$6,449,931
6.63%, 10/15/22 (Call 10/15/17)[b]	10,025	10,536,275
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[b]	7,900	8,127,125
5.50%, 12/15/24 (Call 12/15/19)[b]	7,050	6,785,625
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 (Call 05/31/21)	1,385	1,400,581
5.13%, 11/15/23 (Call 11/15/18)[b]	20,140	20,593,150
6.50%, 03/01/21 (Call 06/13/16)[b]	4,743	4,978,253
7.00%, 05/15/22 (Call 05/15/17)[b]	7,945	8,540,875
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[b]	7,608	7,817,220
5.25%, 01/15/25 (Call 01/15/20)[b]	11,895	12,712,781
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	11,350	11,534,437
4.75%, 05/15/21 (Call 06/27/16)[a]	14,850	15,258,375
4.75%, 05/15/23 (Call 05/15/18)[a,b]	10,300	10,499,563
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	19,228	19,876,945
4.50%, 04/29/22[a,b]	19,713	19,821,421
4.75%, 04/29/25[a]	26,005	26,005,000

		190,937,557
BANKS — 2.45%
BPCE SA
VRN, (3 mo. LIBOR US + 12.980%)
12.50%, 08/29/49 (Call 09/30/19)[a,b]	7,400	9,103,850

Security	Principal (000s)	Value
CIT Group Inc.
3.88%, 02/19/19[b]	$18,700	$18,793,500
4.25%, 08/15/17	28,855	29,215,687
5.00%, 05/15/17[b]	2,217	2,255,798
5.00%, 08/15/22	22,050	22,573,687
5.00%, 08/01/23[b]	13,480	13,749,600
5.25%, 03/15/18[b]	26,713	27,631,259
5.38%, 05/15/20[b]	13,010	13,627,975
5.50%, 02/15/19[a]	30,924	32,315,580
6.63%, 04/01/18[a,b]	12,201	12,845,335
Credit Agricole SA
VRN, (3 mo. LIBOR US + 1.233%)
6.64%, 05/29/49 (Call 05/31/17)[a,b]	16,651	16,829,166
VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a]	13,929	15,774,593
Fifth Third Bancorp.
VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)[b]	10,715	9,839,384
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[b]	39,202	38,752,365
6.00%, 12/19/23[b]	35,407	36,972,899
6.10%, 06/10/23	18,162	18,938,816
6.13%, 12/15/22[b]	38,173	40,553,216
Royal Bank of Scotland NV
4.65%, 06/04/18[b]	9,400	9,681,410

		369,454,120
BEVERAGES — 0.58%
Constellation Brands Inc.
3.75%, 05/01/21[b]	8,920	9,217,333
3.88%, 11/15/19[b]	7,625	7,986,454
4.25%, 05/01/23[b]	17,155	17,651,066
4.75%, 11/15/24[b]	6,381	6,695,264
4.75%, 12/01/25[b]	7,525	7,867,966
6.00%, 05/01/22	10,775	12,162,281
7.25%, 09/01/16	775	784,911
7.25%, 05/15/17[b]	2,524	2,656,510
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[b]	9,625	9,661,094
6.75%, 01/01/20 (Call 01/01/17)	11,630	12,157,869

		86,840,748

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.17%
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	$12,500	$11,640,625
9.50%, 10/21/22 (Call 12/15/18)[a,b]	13,825	13,790,438

		25,431,063
BUILDING MATERIALS — 0.95%
Builders FirstSource Inc.
7.63%, 06/01/21 (Call 06/27/16)[a]	10,616	11,118,490
10.75%, 08/15/23 (Call 08/15/18)[a]	7,700	8,354,500
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	7,190	7,294,049
4.38%, 04/01/26 (Call 01/01/26)[b]	8,050	8,331,750
4.45%, 04/01/25 (Call 01/01/25)[b]	9,250	9,592,778
5.95%, 03/15/22	7,527	8,387,874
7.13%, 03/15/20[b]	8,645	9,941,750
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a,b]	8,100	8,424,000
5.38%, 11/15/24 (Call 11/15/19)[a,b]	19,254	19,700,342
5.50%, 02/15/23 (Call 02/15/19)[a,b]	9,235	9,465,875
6.00%, 10/15/25 (Call 10/15/20)[a,b]	19,025	20,214,063
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	12,645	12,714,548
USG Corp.
9.75%, 01/15/18	8,648	9,664,140

		143,204,159
CHEMICALS — 1.82%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[b]	10,400	10,634,000
4.75%, 08/15/22 (Call 05/15/22)[b]	21,088	21,298,880

Security	Principal (000s)	Value
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	$7,830	$7,830,000
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	13,386	15,460,830
10.00%, 10/15/25 (Call 10/15/20)[a,b]	8,850	10,332,375
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[b]	23,390	20,992,525
7.00%, 05/15/25 (Call 05/15/20)	14,195	12,411,753
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[b]	12,025	12,025,000
Hexion Inc.
6.63%, 04/15/20 (Call 06/27/16)	26,767	22,612,114
8.88%, 02/01/18 (Call 06/27/16)	17,420	14,632,800
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 07/01/16)	10,450	6,296,125
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	11,675	11,879,312
5.13%, 11/15/22 (Call 08/15/22)[b]	7,000	7,052,500
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 06/27/16)[a,b]	10,425	10,555,312
6.13%, 08/15/18 (Call 06/27/16)[a,b]	13,825	14,032,375
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	9,455	9,336,813
5.25%, 08/01/23 (Call 08/01/18)[a,b]	7,450	7,469,721
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	19,796	17,581,322
10.38%, 05/01/21 (Call 05/01/18)[a,b]	8,609	8,781,180

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Tronox Finance LLC
6.38%, 08/15/20 (Call 06/27/16)[b]	$15,575	$12,004,919
7.50%, 03/15/22 (Call 03/15/18)[a]	10,213	7,634,218
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	13,236	13,734,997

		274,589,071
COAL — 0.21%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	30,333	24,721,395
8.00%, 04/01/23 (Call 04/01/18)[b]	8,500	7,295,833

		32,017,228
COMMERCIAL SERVICES —3.26%
ADT Corp. (The)
4.13%, 06/15/23[b]	12,975	12,059,265
6.25%, 10/15/21[b]	17,416	18,286,800
Apollo Global Management LLC
3.50%, 07/15/22[b]	18,406	16,887,505
APX Group Inc.
6.38%, 12/01/19 (Call 06/27/16)[b]	16,900	16,731,000
7.88%, 12/01/22 (Call 12/01/18)[a]	1,675	1,691,750
8.75%, 12/01/20 (Call 06/27/16)[b]	16,191	14,745,375
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	8,535	8,622,128
6.50%, 07/15/22 (Call 07/15/17)[a]	18,230	19,095,925
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	7,039	6,502,276
5.50%, 04/01/23 (Call 04/01/18)[b]	11,750	10,956,875
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 06/27/16)[a]	20,950	14,691,187
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	12,651	10,452,889

Security	Principal (000s)	Value
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.
7.50%, 06/01/22 (Call 06/01/19)[a]	$7,350	$7,386,750
7.75%, 06/01/24 (Call 06/01/19)[a]	7,350	7,368,375
Hertz Corp. (The)
5.88%, 10/15/20 (Call 06/27/16)[b]	12,258	12,401,311
6.25%, 10/15/22 (Call 10/15/17)[b]	9,150	9,069,938
6.75%, 04/15/19 (Call 06/27/16)[b]	23,469	23,703,690
7.38%, 01/15/21 (Call 06/27/16)[b]	8,948	9,134,078
7.50%, 10/15/18 (Call 06/27/16)[b]	9,150	9,274,669
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[b]	18,359	18,282,504
6.00%, 08/15/23 (Call 08/15/18)	9,915	10,319,862
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	19,219	19,634,130
Laureate Education Inc.
9.25%, 09/01/19 (Call 06/27/16)[a,b]	24,006	21,905,475
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[b]	8,900	8,882,024
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	26,835	27,975,487
RR Donnelley & Sons Co.
6.00%, 04/01/24	6,950	6,185,500
7.00%, 02/15/22	7,050	6,818,647
7.88%, 03/15/21[b]	7,925	8,212,281

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	$9,375	$9,773,437
5.38%, 05/15/24 (Call 05/15/19)	15,270	15,804,450
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[b]	17,845	17,755,775
5.50%, 07/15/25 (Call 07/15/20)[b]	16,058	15,776,985
5.75%, 11/15/24 (Call 05/15/19)[b]	15,357	15,367,337
5.88%, 09/15/26 (Call 09/15/21)	3,355	3,312,035
6.13%, 06/15/23 (Call 12/15/17)[b]	16,334	16,867,408
7.38%, 05/15/20 (Call 06/27/16)[b]	12,907	13,431,347
7.63%, 04/15/22 (Call 04/15/17)[b]	23,295	24,787,998

		490,154,468
COMPUTERS — 0.82%
Dell Inc.
4.63%, 04/01/21[b]	8,060	8,201,050
5.65%, 04/15/18	9,809	10,235,692
5.88%, 06/15/19[b]	5,750	6,019,531
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	8,903	8,758,771
5.00%, 07/15/22 (Call 07/15/17)	11,310	11,140,350
5.88%, 12/15/21 (Call 12/15/17)[b]	4,125	4,197,188
6.38%, 12/15/23 (Call 12/15/18)[b]	13,095	13,324,162
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a,b]	59,857	61,951,995

		123,828,739
COSMETICS & PERSONAL CARE — 0.09%
Avon Products Inc.
6.35%, 03/15/20[b]	7,675	6,506,961
6.75%, 03/15/23[b]	9,618	7,193,687

		13,700,648

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.37%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	$21,365	$22,486,662
5.75%, 04/15/24 (Call 04/15/19)[a]	17,509	18,187,474
7.50%, 07/15/20 (Call 10/15/16)[b]	14,882	15,668,472

		56,342,608
DIVERSIFIED FINANCIAL SERVICES — 6.16%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[b]	1,500	1,500,000
3.75%, 05/15/19[b]	22,600	22,950,300
3.95%, 02/01/22 (Call 01/01/22)	7,200	7,191,000
4.25%, 07/01/20[b]	11,900	12,197,500
4.50%, 05/15/21[b]	21,642	22,237,155
4.63%, 10/30/20[b]	19,040	19,706,400
4.63%, 07/01/22[b]	10,455	10,737,612
5.00%, 10/01/21[b]	16,762	17,577,751
Aircastle Ltd.
4.63%, 12/15/18[b]	7,450	7,718,852
5.00%, 04/01/23[b]	9,535	9,749,538
5.13%, 03/15/21[b]	9,800	10,325,592
5.50%, 02/15/22[b]	8,362	8,821,910
6.25%, 12/01/19[b]	8,100	8,859,375
Ally Financial Inc.
3.25%, 02/13/18[b]	9,860	9,876,565
3.25%, 11/05/18[b]	13,198	13,132,010
3.50%, 01/27/19[b]	12,609	12,590,612
3.60%, 05/21/18[b]	19,100	19,267,125
3.75%, 11/18/19[b]	14,022	13,986,945
4.13%, 03/30/20[b]	14,290	14,375,740
4.13%, 02/13/22[b]	10,545	10,518,638
4.25%, 04/15/21	11,000	11,072,500
4.63%, 05/19/22[b]	8,000	8,112,231
4.63%, 03/30/25[b]	7,170	7,161,038
4.75%, 09/10/18[b]	13,625	13,963,192
5.13%, 09/30/24[b]	12,555	12,963,037
5.75%, 11/20/25 (Call 10/20/25)[b]	17,895	18,118,687
6.25%, 12/01/17[b]	16,960	17,664,144

279

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
7.50%, 09/15/20[b]	$9,350	$10,600,562
8.00%, 12/31/18	8,475	9,269,531
8.00%, 03/15/20	18,055	20,607,320
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 07/15/16)	23,115	22,259,745
5.88%, 02/01/22 (Call 08/01/17)[b]	24,460	22,503,200
6.00%, 08/01/20 (Call 02/01/17)[b]	29,881	28,909,867
International Lease Finance Corp.
3.88%, 04/15/18[b]	9,515	9,656,734
4.63%, 04/15/21[b]	3,600	3,718,939
5.88%, 04/01/19[b]	14,350	15,336,562
5.88%, 08/15/22[b]	12,743	13,864,649
6.25%, 05/15/19[b]	20,305	21,954,781
8.25%, 12/15/20[b]	18,622	21,936,716
8.63%, 01/15/22[b]	9,071	10,975,910
8.88%, 09/01/17[b]	9,840	10,530,030
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[a,b]	7,120	6,336,800
7.38%, 04/01/20 (Call 06/27/16)[a,b]	13,000	12,252,500
7.50%, 04/15/21 (Call 10/15/17)[a,b]	8,550	7,823,250
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[a]	8,350	8,924,063
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 06/27/16)[b]	8,300	8,092,500
6.50%, 07/01/21 (Call 01/01/17)[b]	10,805	9,373,338
7.88%, 10/01/20 (Call 10/01/16)	6,450	6,111,375
Navient Corp.
4.63%, 09/25/17[b]	7,921	8,039,815
4.88%, 06/17/19[b]	18,490	18,166,425

Security	Principal (000s)	Value
5.00%, 10/26/20[b]	$8,162	$7,631,470
5.50%, 01/15/19[b]	22,479	22,479,000
5.50%, 01/25/23[b]	17,565	15,237,637
5.88%, 03/25/21[b]	9,925	9,329,500
5.88%, 10/25/24[b]	8,850	7,566,750
6.13%, 03/25/24[b]	14,841	13,078,631
7.25%, 01/25/22	13,279	12,747,840
8.00%, 03/25/20	27,870	28,845,450
8.45%, 06/15/18	42,541	45,944,280
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 12/15/16)[a]	11,234	11,358,697
7.25%, 12/15/21 (Call 12/15/17)[a]	11,352	11,411,598
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	22,568	21,383,180
Springleaf Finance Corp.
5.25%, 12/15/19[b]	11,934	11,442,966
6.90%, 12/15/17[b]	26,711	27,927,836
7.75%, 10/01/21[b]	11,550	11,506,687
8.25%, 12/15/20[b]	19,050	19,907,250

		927,418,833
ELECTRIC — 3.57%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[b]	12,870	12,709,125
5.50%, 03/15/24 (Call 03/15/19)[b]	13,400	13,534,000
5.50%, 04/15/25 (Call 04/15/20)[b]	10,309	10,299,330
6.00%, 05/15/26 (Call 05/15/21)	7,795	7,902,181
7.38%, 07/01/21 (Call 06/01/21)	17,080	19,476,495
8.00%, 06/01/20[b]	7,765	9,143,288
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a]	8,000	7,998,000
5.38%, 01/15/23 (Call 10/15/18)[b]	21,319	20,852,540
5.50%, 02/01/24 (Call 02/01/19)[b]	11,247	10,867,414

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.75%, 01/15/25 (Call 10/15/19)[b]	$27,639	$26,784,703
5.88%, 01/15/24 (Call 11/01/18)[a,b]	9,200	9,617,772
6.00%, 01/15/22 (Call 11/01/16)[a,b]	11,036	11,574,005
7.88%, 01/15/23 (Call 01/15/17)[a,b]	8,283	8,811,041
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[b]	589	597,835
7.25%, 10/15/21 (Call 07/15/21)	13,237	13,799,573
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	9,200	8,119,000
6.75%, 11/01/19 (Call 05/01/17)[b]	38,512	38,608,280
7.38%, 11/01/22 (Call 11/01/18)[b]	30,140	29,160,450
7.63%, 11/01/24 (Call 11/01/19)	21,528	20,720,700
Enel SpA
VRN, (5 year USD Swap + 5.880%)
8.75%, 09/24/73 (Call 09/24/23)[a,b]	24,107	27,783,317
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	9,400	9,476,695
Series B
4.25%, 03/15/23 (Call 12/15/22)[b]	14,750	15,256,435
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a]	9,700	10,154,397
GenOn Energy Inc.
7.88%, 06/15/17	11,423	9,623,878
9.50%, 10/15/18	9,780	7,726,200
9.88%, 10/15/20 (Call 06/27/16)	9,150	6,565,125
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)[b]	7,625	7,729,996
5.00%, 05/01/18 (Call 04/01/18)[b]	6,250	6,500,000

Security	Principal (000s)	Value
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	$18,785	$18,456,263
6.25%, 05/01/24 (Call 05/01/19)[b]	15,626	15,075,184
6.63%, 03/15/23 (Call 09/15/17)[b]	17,945	17,810,413
7.25%, 05/15/26 (Call 05/15/21)[a]	6,610	6,593,475
7.63%, 01/15/18[b]	17,963	19,375,346
7.88%, 05/15/21 (Call 06/27/16)[b]	17,214	17,859,525
8.25%, 09/01/20 (Call 06/27/16)[b]	13,450	13,929,456
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	12,631	8,968,010
4.63%, 07/15/19 (Call 07/15/16)[a]	21,715	19,722,214
6.50%, 05/01/18	8,200	8,384,500
6.50%, 06/01/25 (Call 06/01/20)	10,645	9,255,828

		536,821,989
ELECTRICAL COMPONENTS & EQUIPMENT — 0.19%
Anixter Inc.
5.13%, 10/01/21[b]	7,252	7,397,040
Edgewell Personal Care Co.
4.70%, 05/19/21[b]	10,324	10,788,580
4.70%, 05/24/22[b]	9,575	9,960,992

		28,146,612
ENERGY — ALTERNATE SOURCES — 0.10%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a,b]	17,259	15,187,920

		15,187,920
ENGINEERING & CONSTRUCTION — 0.28%
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	13,641	14,186,640
5.88%, 10/15/24 (Call 07/15/24)[b]	14,174	14,731,003

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[b]	$13,092	$13,139,318

		42,056,961
ENTERTAINMENT — 1.55%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[b]	10,205	10,128,463
5.13%, 12/15/22 (Call 12/15/17)[b]	6,950	7,123,750
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	6,150	6,349,875
4.38%, 04/15/21	5,015	5,140,375
4.88%, 11/01/20 (Call 08/01/20)[b]	17,380	18,205,550
5.38%, 11/01/23 (Call 08/01/23)[b]	10,850	11,338,250
5.38%, 04/15/26	17,705	18,457,463
International Game Technology
7.50%, 06/15/19[b]	7,300	8,048,250
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	11,580	12,159,000
6.25%, 02/15/22 (Call 08/15/21)[a,b]	25,545	25,992,037
6.50%, 02/15/25 (Call 08/15/24)[a,b]	23,340	23,427,525
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[b]	14,375	14,745,875
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	17,940	18,209,100
10.00%, 12/01/22 (Call 12/01/18)	38,675	31,326,750
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 06/27/16)[a,b]	9,189	9,466,967
6.75%, 04/15/22 (Call 04/15/17)[a,b]	13,221	13,105,316

		233,224,546

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.34%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	$10,151	$10,204,927
5.25%, 08/01/20 (Call 08/01/16)[b]	14,606	14,920,480
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	6,675	6,626,792
6.38%, 10/01/22 (Call 04/01/17)[b]	7,779	8,031,818
7.25%, 12/01/20 (Call 06/27/16)[b]	8,168	8,471,747
Tervita Corp.
8.00%, 11/15/18 (Call 06/27/16)[a,b]	3,020	2,653,825

		50,909,589
FOOD — 1.13%
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 06/24/16)[a]	10,875	12,417,739
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)[a]	5,960	6,101,550
Aramark Services Inc.
5.75%, 03/15/20 (Call 06/27/16)	15,200	15,648,868
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	12,050	12,321,125
6.75%, 12/01/21 (Call 12/01/17)[a]	15,075	15,866,437
7.38%, 02/15/22 (Call 02/15/17)[b]	25,160	26,497,835
7.75%, 03/15/24 (Call 09/15/18)[a,b]	14,490	15,739,763
8.00%, 07/15/25 (Call 07/15/20)[a,b]	5,620	6,238,200
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 06/27/16)[a,b]	9,225	9,347,039

282

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.63%, 08/15/22 (Call 08/15/17)	$16,479	$17,306,383
7.75%, 07/01/17[b]	7,329	7,794,392
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/17)	7,980	8,181,096
6.00%, 02/15/24 (Call 02/15/19)[a,b]	12,942	13,613,009
U.S. Foods Inc.
8.50%, 06/30/19 (Call 06/27/16)[b]	2,700	2,767,500

		169,840,936
FOOD SERVICE — 0.08%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)[a]	5,000	4,962,500
5.13%, 01/15/24 (Call 01/15/19)[b]	5,345	5,538,756
5.13%, 01/15/24 (Call 01/15/19)[a]	2,070	2,147,625

		12,648,881
GAS — 0.13%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)[b]	6,200	5,580,000
6.88%, 10/15/21 (Call 10/15/16)	8,150	7,137,607
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[b]	6,775	7,060,518

		19,778,125
HEALTH CARE — PRODUCTS — 1.26%
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a,b]	8,095	8,452,232
6.50%, 06/15/20 (Call 06/27/16)	8,675	8,696,688
7.25%, 07/01/18 (Call 06/27/16)[b]	8,100	8,356,500
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 06/27/16)[a,b]	4,707	4,854,094

Security	Principal (000s)	Value
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	$23,832	$19,452,870
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	17,015	15,270,962
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a,b]	17,158	17,957,407
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a,b]	7,550	8,099,489
10.50%, 11/01/18 (Call 06/27/16)	29,935	29,860,162
12.50%, 11/01/19 (Call 06/27/16)	10,190	9,334,040
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	10,755	8,695,848
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	11,645	11,305,008
5.50%, 04/15/25 (Call 04/15/20)[a,b]	13,000	11,732,500
5.63%, 10/15/23 (Call 10/15/18)[a,b]	13,140	12,384,450
5.75%, 08/01/22 (Call 08/01/17)[a,b]	15,974	15,062,755

		189,515,005
HEALTH CARE — SERVICES — 7.10%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)[b]	11,924	12,117,765
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[b]	19,388	19,678,820
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	8,202	8,448,060

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.63%, 02/15/21 (Call 02/15/18)[a,b]	$24,697	$25,746,623
6.13%, 02/15/24 (Call 02/15/19)[a,b]	17,510	18,473,050
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 06/27/16)[b]	10,558	10,718,176
5.13%, 08/01/21 (Call 02/01/17)	18,579	18,555,776
6.88%, 02/01/22 (Call 02/01/18)[b]	51,912	44,612,654
7.13%, 07/15/20 (Call 07/15/16)[b]	22,713	21,066,308
8.00%, 11/15/19 (Call 06/27/16)[b]	35,293	34,851,837
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)[b]	25,755	25,318,597
5.13%, 07/15/24 (Call 07/15/19)[b]	31,117	31,517,476
5.75%, 08/15/22 (Call 08/15/17)[b]	21,571	22,518,879
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a,b]	8,650	8,913,555
4.75%, 10/15/24 (Call 07/17/24)[a,b]	5,490	5,699,718
5.63%, 07/31/19[a]	8,825	9,481,359
5.88%, 01/31/22[a,b]	13,624	15,020,460
6.50%, 09/15/18[a,b]	3,491	3,790,144
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	12,050	13,367,969
6.88%, 07/15/17	6,750	7,099,102
HCA Holdings Inc.
6.25%, 02/15/21[b]	17,785	19,048,139
HCA Inc.
3.75%, 03/15/19[b]	22,895	23,553,231
4.25%, 10/15/19[b]	10,000	10,367,375
4.75%, 05/01/23	21,265	21,680,918
5.00%, 03/15/24[b]	33,718	34,603,097
5.25%, 04/15/25[b]	25,015	25,794,635

Security	Principal (000s)	Value
5.25%, 06/15/26 (Call 12/15/25)	$26,409	$27,135,248
5.38%, 02/01/25[b]	46,170	46,761,438
5.88%, 03/15/22[b]	19,931	21,578,630
5.88%, 05/01/23[b]	22,550	23,874,813
5.88%, 02/15/26 (Call 08/15/25)[b]	26,199	27,115,965
6.50%, 02/15/20[b]	51,304	56,434,400
7.50%, 02/15/22[b]	35,266	39,982,827
8.00%, 10/01/18[b]	9,500	10,653,680
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[b]	21,047	21,362,705
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[b]	8,948	8,068,859
8.00%, 01/15/20[b]	13,500	13,424,063
8.75%, 01/15/23 (Call 01/15/18)[b]	10,340	10,141,816
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[a]	4,495	4,517,475
5.50%, 12/01/21 (Call 12/01/16)[b]	19,100	19,864,000
5.88%, 12/01/23 (Call 12/01/18)[b]	11,095	11,442,489
6.63%, 10/01/20 (Call 06/13/16)[b]	3,425	3,541,193
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 06/12/16)[a]	15,231	16,597,982
7.13%, 06/01/24 (Call 06/01/19)[a]	2,630	2,702,325
Tenet Healthcare Corp.
4.38%, 10/01/21[b]	18,370	18,232,225
4.50%, 04/01/21[b]	16,023	16,046,671
4.75%, 06/01/20[b]	9,649	9,872,133
5.00%, 03/01/19	18,879	18,290,164
5.50%, 03/01/19[b]	6,550	6,419,000
6.00%, 10/01/20	32,613	34,325,182
6.25%, 11/01/18[b]	14,010	14,850,600
6.75%, 06/15/23[b]	31,854	30,102,030
8.00%, 08/01/20 (Call 06/27/16)[b]	13,760	14,035,200
8.13%, 04/01/22[b]	49,591	49,900,944

		1,069,317,780

284

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 0.67%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	$33,070	$33,483,375
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	15,818	15,491,754
7.88%, 07/15/19 (Call 06/27/16)	14,656	15,462,080
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	12,700	12,734,413
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	9,715	10,103,600
Noble Group Ltd.
6.75%, 01/29/20[a,b]	18,000	13,702,500

		100,977,722
HOME BUILDERS — 1.35%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 06/27/16)[a,b]	11,625	11,721,875
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	8,750	8,341,211
CalAtlantic Group Inc.
8.38%, 05/15/18[b]	9,002	9,969,715
8.38%, 01/15/21[b]	8,730	10,235,925
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[b]	6,700	6,828,417
3.75%, 03/01/19 (Call 12/01/18)[b]	9,150	9,389,171
4.00%, 02/15/20[b]	8,908	9,186,375
5.75%, 08/15/23 (Call 05/15/23)[b]	6,500	7,145,970
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 06/27/16)[a,b]	9,958	8,721,548

Security	Principal (000s)	Value
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	$8,624	$8,614,760
7.00%, 12/15/21 (Call 09/15/21)[b]	7,463	7,558,953
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	9,500	9,825,903
4.50%, 11/15/19 (Call 08/15/19)[b]	8,765	9,126,556
4.75%, 04/01/21 (Call 02/01/21)	8,650	8,840,300
4.75%, 11/15/22 (Call 08/15/22)[b]	10,520	10,493,700
4.75%, 05/30/25 (Call 02/28/25)	9,475	9,285,500
4.88%, 12/15/23 (Call 09/15/23)	6,780	6,695,250
12.25%, 06/01/17	5,325	5,828,906
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	13,866	14,177,985
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 06/27/16)[a]	9,870	9,919,350
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[b]	6,030	6,018,694
5.88%, 02/15/22 (Call 11/15/21)[b]	8,191	8,849,208
8.91%, 10/15/17	5,800	6,322,000

		203,097,272
HOME FURNISHINGS — 0.03%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[a]	5,000	5,025,000

		5,025,000
HOUSEHOLD PRODUCTS & WARES — 1.31%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 06/27/16)[b]	54,302	56,006,925

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.88%, 02/15/21 (Call 06/27/16)	$17,900	$18,518,510
7.88%, 08/15/19 (Call 06/27/16)	12,770	13,153,714
8.25%, 02/15/21 (Call 06/27/16)[b]	17,695	18,416,625
8.50%, 05/15/18 (Call 06/27/16)[b]	11,960	11,981,926
9.00%, 04/15/19 (Call 06/27/16)[b]	15,300	15,579,225
9.88%, 08/15/19 (Call 06/27/16)[b]	24,083	25,016,216
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[b]	16,463	17,244,993
6.38%, 11/15/20 (Call 11/15/16)	10,160	10,591,800
6.63%, 11/15/22 (Call 11/15/17)[b]	10,060	10,739,050

		197,248,984
INSURANCE — 0.50%
Genworth Holdings Inc.
4.80%, 02/15/24[b]	7,700	5,597,900
4.90%, 08/15/23	5,688	4,237,560
6.52%, 05/22/18	9,052	8,880,658
7.20%, 02/15/21	7,106	5,944,169
7.63%, 09/24/21	14,239	11,916,263
7.70%, 06/15/20	6,350	5,582,709
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	21,855	21,199,350
Voya Financial Inc.
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[b]	13,340	12,439,550

		75,798,159
INTERNET — 1.07%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[b]	7,900	8,216,000
5.38%, 01/01/22 (Call 01/01/18)[b]	13,100	13,558,500

Security	Principal (000s)	Value
5.38%, 04/01/23 (Call 04/01/18)	$17,328	$17,826,180
5.75%, 01/01/25 (Call 01/01/20)[b]	8,580	8,944,650
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)[b]	9,950	9,154,000
Netflix Inc.
5.38%, 02/01/21[b]	9,550	10,182,688
5.50%, 02/15/22[b]	12,450	13,010,250
5.75%, 03/01/24[b]	6,550	6,844,750
5.88%, 02/15/25[b]	13,976	14,648,665
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[b]	10,606	10,791,605
5.25%, 04/01/25 (Call 01/01/25)[b]	10,199	10,428,477
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[b]	27,107	27,920,210
6.38%, 05/15/25 (Call 05/15/20)	9,570	9,976,725

		161,502,700
IRON & STEEL — 1.53%
AK Steel Corp.
7.63%, 05/15/20 (Call 06/27/16)[b]	9,300	7,353,975
7.63%, 10/01/21 (Call 10/01/17)	7,150	5,404,185
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	9,110	7,379,100
7.88%, 08/15/23 (Call 05/15/23)[b]	8,850	7,181,775
ArcelorMittal
5.13%, 06/01/20[b]	5,760	5,832,514
6.13%, 06/01/18	19,026	19,966,088
6.13%, 06/01/25[b]	8,945	8,692,132
6.25%, 08/05/20[b]	18,018	18,738,720
6.50%, 03/01/21[b]	28,440	29,453,175
7.25%, 02/25/22[b]	20,190	21,098,550
10.85%, 06/01/19	13,500	15,854,906

286

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a,b]	$5,397	$2,911,007
8.25%, 03/31/20 (Call 03/31/18)[a,b]	11,055	10,535,415
Commercial Metals Co.
7.35%, 08/15/18	7,950	8,427,000
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[b]	11,536	11,759,568
5.25%, 04/15/23 (Call 04/15/18)	5,975	6,093,433
5.50%, 10/01/24 (Call 10/01/19)[b]	9,650	9,939,500
6.13%, 08/15/19 (Call 08/15/16)	7,400	7,658,510
U.S. Steel Corp.
6.05%, 06/01/17	4,234	4,432,490
7.38%, 04/01/20[b]	4,748	4,083,280
7.50%, 03/15/22 (Call 03/15/17)[b]	7,125	5,564,625
8.38%, 07/01/21 (Call 07/01/18)[a]	10,905	11,259,412

		229,619,360
LEISURE TIME — 0.29%
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a,b]	11,550	11,781,000
5.25%, 11/15/19 (Call 11/15/16)[a]	10,800	11,048,150
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[b]	12,133	12,739,650
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a,b]	8,405	8,562,594

		44,131,394
LODGING — 2.04%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a,b]	13,205	13,634,163
6.88%, 05/15/23 (Call 05/15/18)[b]	14,395	15,114,750

Security	Principal (000s)	Value
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)[b]	$17,201	$17,373,010
11.00%, 10/01/21 (Call 10/01/16)[b]	19,728	18,845,172
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	8,812	8,988,240
6.00%, 06/01/25 (Call 06/01/20)[b]	9,540	9,885,825
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	23,654	24,452,322
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)[a]	20,352	21,420,480
MGM Resorts International
5.25%, 03/31/20[b]	9,700	10,023,280
6.00%, 03/15/23[b]	22,465	23,475,925
6.63%, 12/15/21[b]	21,575	23,274,031
6.75%, 10/01/20[b]	17,280	18,800,640
7.75%, 03/15/22	17,810	20,125,300
8.63%, 02/01/19	13,712	15,528,840
11.38%, 03/01/18	9,170	10,362,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	9,300	8,672,250
5.38%, 03/15/22 (Call 03/15/17)[b]	15,900	16,137,176
5.50%, 03/01/25 (Call 12/01/24)[a,b]	31,291	30,274,042

		306,387,546
MACHINERY — 0.77%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 06/27/16)[a,b]	13,075	11,078,447

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Case New Holland Industrial Inc.
7.88%, 12/01/17[b]	$22,959	$24,566,130
CNH Industrial Capital LLC
3.38%, 07/15/19[b]	6,150	6,056,674
3.63%, 04/15/18[b]	10,900	10,946,132
3.88%, 07/16/18[b]	10,275	10,291,347
4.38%, 11/06/20[b]	9,815	9,741,376
4.88%, 04/01/21[b]	8,694	8,694,000
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	14,800	14,633,500
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	18,701	19,939,941

		115,947,547
MANUFACTURING — 0.89%
Bombardier Inc.
4.75%, 04/15/19[a]	11,030	10,423,350
5.50%, 09/15/18[a,b]	13,100	12,887,125
5.75%, 03/15/22[a]	9,000	7,681,153
6.00%, 10/15/22 (Call 04/15/17)[a]	20,453	17,564,014
6.13%, 01/15/23[a]	21,601	18,509,465
7.50%, 03/15/18[a,b]	12,450	12,676,768
7.50%, 03/15/25 (Call 03/15/20)[a]	25,930	22,818,400
7.75%, 03/15/20[a,b]	15,175	15,089,641
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	18,660	16,369,485

		134,019,401
MEDIA — 10.06%
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	19,550	19,899,554
5.50%, 05/15/26 (Call 05/15/21)[a]	26,101	26,623,020
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[b]	10,490	10,503,113
5.00%, 04/01/24 (Call 04/01/20)[b]	17,620	17,632,586

Security	Principal (000s)	Value
Cablevision Systems Corp.
5.88%, 09/15/22	$12,090	$10,772,190
7.75%, 04/15/18[b]	12,895	13,671,386
8.00%, 04/15/20[b]	8,950	9,099,167
8.63%, 09/15/17[b]	15,120	16,083,900
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[b]	16,714	17,063,595
5.13%, 05/01/23 (Call 05/01/18)[a]	20,425	20,680,312
5.25%, 03/15/21 (Call 06/27/16)[b]	5,300	5,512,000
5.25%, 09/30/22 (Call 09/30/17)[b]	22,376	22,921,415
5.38%, 05/01/25 (Call 05/01/20)[a,b]	12,515	12,665,180
5.50%, 05/01/26 (Call 05/01/21)[a,b]	25,894	26,185,307
5.75%, 09/01/23 (Call 03/01/18)[b]	11,050	11,505,813
5.75%, 01/15/24 (Call 07/15/18)[b]	19,692	20,541,972
5.75%, 02/15/26 (Call 02/15/21)[a,b]	41,050	42,076,250
5.88%, 04/01/24 (Call 04/01/19)[a]	29,445	30,633,862
5.88%, 05/01/27 (Call 05/01/21)[a,b]	13,600	13,923,000
6.63%, 01/31/22 (Call 01/31/17)[b]	13,345	14,159,045
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/27/16)[a,b]	22,220	21,204,967
6.38%, 09/15/20 (Call 06/27/16)[a,b]	26,207	26,665,622
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	14,670	14,266,575
6.50%, 11/15/22 (Call 11/15/17)[b]	34,054	34,224,270

288

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Series A
7.63%, 03/15/20 (Call 06/27/16)	$500	$460,000
Series B
7.63%, 03/15/20 (Call 06/27/16)[b]	33,580	31,901,000
CSC Holdings LLC
5.25%, 06/01/24[b]	11,750	10,593,359
6.75%, 11/15/21[b]	18,760	19,285,280
8.63%, 02/15/19[b]	8,641	9,593,677
DISH DBS Corp.
4.25%, 04/01/18	20,596	21,081,036
4.63%, 07/15/17[b]	15,550	15,919,312
5.00%, 03/15/23[b]	27,225	24,763,405
5.13%, 05/01/20[b]	15,342	15,514,597
5.88%, 07/15/22[b]	32,364	31,413,469
5.88%, 11/15/24[b]	35,684	33,007,700
6.75%, 06/01/21[b]	36,430	37,734,194
7.88%, 09/01/19	24,556	27,103,685
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 06/27/16)[b]	26,500	20,682,423
9.00%, 03/01/21 (Call 06/27/16)[b]	29,000	21,605,000
9.00%, 09/15/22 (Call 09/15/17)[b]	18,400	13,547,000
10.00%, 01/15/18 (Call 07/15/16)[b]	14,527	7,953,533
10.63%, 03/15/23 (Call 03/15/18)[b]	15,980	11,825,200
11.25%, 03/01/21 (Call 06/27/16)[b]	10,925	8,221,063
Neptune Finco Corp.
6.63%, 10/15/25 (Call 10/15/20)[a,b]	21,025	22,454,910
10.13%, 01/15/23 (Call 01/15/19)[a,b]	25,998	29,117,760
10.88%, 10/15/25 (Call 10/15/20)[a,b]	34,988	39,886,320
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	14,600	14,954,571
5.00%, 04/15/22 (Call 04/15/17)[a,b]	41,142	42,080,449

Security	Principal (000s)	Value
Numericable-SFR SA
6.00%, 05/15/22 (Call 05/15/17)[a,b]	$63,347	$63,030,265
6.25%, 05/15/24 (Call 05/15/19)[a,b]	22,371	21,811,725
7.38%, 05/01/26 (Call 05/01/21)[a]	90,234	91,023,547
Quebecor Media Inc.
5.75%, 01/15/23[b]	15,042	15,455,655
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 06/27/16)	9,500	9,850,788
5.63%, 08/01/24 (Call 08/01/19)[a,b]	10,275	10,531,875
6.13%, 10/01/22 (Call 10/01/17)	10,155	10,635,839
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 06/27/16)[a,b]	6,900	7,029,375
4.63%, 05/15/23 (Call 05/15/18)[a,b]	6,582	6,466,815
5.38%, 04/15/25 (Call 04/15/20)[a]	19,111	19,118,465
5.38%, 07/15/26 (Call 07/15/21)[a]	7,120	7,102,200
5.75%, 08/01/21 (Call 08/01/16)[a,b]	11,125	11,620,063
5.88%, 10/01/20 (Call 10/01/16)[a,b]	10,300	10,647,625
6.00%, 07/15/24 (Call 07/15/19)[a,b]	25,364	26,759,020
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	9,479	9,779,169
5.13%, 07/15/20 (Call 07/15/16)[b]	9,025	9,322,825
6.38%, 10/15/23 (Call 10/15/18)	12,246	13,087,913
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[b]	19,540	19,784,250
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	18,600	19,114,954

289

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a]	$10,460	$10,512,300
5.50%, 01/15/23 (Call 01/15/18)[a]	18,695	19,279,219
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	21,540	21,701,550
5.13%, 02/15/25 (Call 02/15/20)[a,b]	26,593	26,393,552
6.75%, 09/15/22 (Call 09/15/17)[a]	19,403	20,639,941
8.50%, 05/15/21 (Call 06/27/16)[a,b]	14,349	15,030,578
Videotron Ltd.
5.00%, 07/15/22	13,450	14,008,467
5.38%, 06/15/24 (Call 03/15/24)[a,b]	10,965	11,376,188
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)[a]	9,100	9,168,250
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 06/27/16)	15,027	15,628,080

		1,515,123,537
MINING — 3.00%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	21,829	21,119,557
5.40%, 04/15/21 (Call 01/15/21)[b]	21,837	22,601,295
5.72%, 02/23/19[b]	3,090	3,314,025
5.87%, 02/23/22[b]	12,405	12,746,137
6.15%, 08/15/20	18,664	19,981,212
6.75%, 07/15/18[b]	14,535	15,693,258
Aleris International Inc.
7.88%, 11/01/20 (Call 06/27/16)[b]	1,010	881,946
9.50%, 04/01/21 (Call 04/01/18)[a]	9,801	10,026,423

Security	Principal (000s)	Value
Anglo American Capital PLC
3.63%, 05/14/20[a]	$5,500	$5,211,250
4.13%, 04/15/21[a]	3,400	3,112,063
4.13%, 09/27/22[a]	4,300	3,887,102
4.45%, 09/27/20[a]	4,050	3,862,688
4.88%, 05/14/25[a,b]	3,250	2,965,625
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)[a]	6,478	5,069,035
7.88%, 04/01/21 (Call 04/01/18)[a,b]	8,530	8,668,613
8.00%, 01/15/23 (Call 01/15/18)[a]	6,810	5,958,750
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	8,345	7,543,797
8.25%, 11/01/19 (Call 06/01/16)[a]	12,793	13,316,447
9.75%, 03/01/22 (Call 03/01/18)[a,b]	38,705	41,220,825
Freeport-McMoRan Inc.
2.38%, 03/15/18	31,030	30,176,675
3.10%, 03/15/20[b]	12,024	10,950,638
3.55%, 03/01/22 (Call 12/01/21)[b]	34,678	29,216,215
3.88%, 03/15/23 (Call 12/15/22)	35,660	29,636,669
4.00%, 11/14/21	11,100	9,669,333
4.55%, 11/14/24 (Call 08/14/24)[b]	15,201	12,692,835
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	9,464	9,170,616
5.95%, 03/15/24 (Call 12/15/23)	630	593,100
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	11,260	11,457,050
7.88%, 11/01/22 (Call 11/01/18)[a]	6,825	6,927,375
Novelis Inc.
8.38%, 12/15/17 (Call 06/27/16)[b]	19,843	20,264,664

290

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
8.75%, 12/15/20 (Call 06/27/16)[b]	$24,948	$25,883,550
Teck Resources Ltd.
2.50%, 02/01/18[b]	9,700	9,784,875
3.00%, 03/01/19[b]	9,000	8,637,404
3.75%, 02/01/23 (Call 11/01/22)[b]	13,005	9,558,675
4.50%, 01/15/21 (Call 10/15/20)[b]	6,302	5,372,455
4.75%, 01/15/22 (Call 10/15/21)	12,100	9,801,000
8.00%, 06/01/21 (Call 06/01/18)[a]	2,035	2,075,700
8.50%, 06/01/24 (Call 06/01/19)[a]	2,230	2,285,750

		451,334,627
OFFICE & BUSINESS EQUIPMENT — 0.20%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	9,395	9,418,487
5.50%, 12/01/24 (Call 06/01/24)[b]	10,437	10,697,925
6.00%, 08/15/22 (Call 08/15/17)[b]	10,170	10,651,920

		30,768,332
OIL & GAS — 7.26%
American Energy-Permian Basin LLC
13.00%, 11/30/20 (Call 11/30/18)[a]	9,325	10,537,250
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	10,600	5,376,555
7.38%, 11/01/21 (Call 07/31/17)[a]	10,655	5,407,413
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[b]	20,002	19,115,799
5.38%, 11/01/21 (Call 11/01/16)[b]	17,290	16,857,750
5.63%, 06/01/23 (Call 06/01/18)[b]	13,200	12,846,166
6.00%, 12/01/20 (Call 06/27/16)[b]	9,350	9,283,856

Security	Principal (000s)	Value
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[b]	$671	$362,340
5.50%, 09/15/21 (Call 06/15/21)	13,527	7,473,668
6.00%, 11/15/24 (Call 08/15/24)	15,106	8,176,123
8.00%, 12/15/22 (Call 12/15/18)[a]	38,678	28,138,245
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	18,087	12,098,756
11.50%, 01/15/21 (Call 04/15/18)[a]	100	108,542
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	12,685	12,399,588
7.50%, 09/15/20 (Call 09/15/16)[b]	10,341	10,392,705
Cenovus Energy Inc.
5.70%, 10/15/19	8,000	8,242,033
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24[a]	10,425	10,689,245
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)[b]	9,725	5,835,000
6.13%, 02/15/21[b]	10,700	6,741,000
6.50%, 08/15/17[b]	2,150	1,999,500
6.63%, 08/15/20[b]	14,850	9,801,000
7.25%, 12/15/18[b]	9,400	8,037,000
8.00%, 12/15/22 (Call 12/15/18)[a,b]	41,156	33,130,580
Citgo Holding Inc.
10.75%, 02/15/20[a,b]	26,102	26,085,686
Comstock Resources Inc.
10.00%, 03/15/20 (Call 06/27/16)[a,b]	11,918	8,789,525
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[b]	11,275	11,303,188
5.50%, 04/01/23 (Call 10/01/17)[b]	26,637	26,703,592

291

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.50%, 01/15/22 (Call 01/15/17)[b]	$9,925	$10,200,152
7.00%, 01/15/21 (Call 06/27/16)[b]	9,917	10,251,699
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	14,000	12,215,000
4.50%, 04/15/23 (Call 01/15/23)	6,000	5,475,000
5.00%, 09/15/22 (Call 03/15/17)	10,000	9,450,000
7.13%, 04/01/21 (Call 06/27/16)	5,000	5,162,500
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	24,939	17,083,215
5.50%, 05/01/22 (Call 05/01/17)	23,375	16,713,125
6.38%, 08/15/21 (Call 08/15/16)	955	679,244
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	13,005	6,526,884
9.38%, 05/01/20 (Call 06/27/16)	29,321	18,912,045
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 06/27/16)[b]	11,780	11,267,079
6.75%, 02/01/22 (Call 02/01/17)	8,187	7,695,780
6.88%, 02/15/23 (Call 02/15/18)	14,000	13,091,400
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	14,040	13,162,500
13.00%, 02/15/22 (Call 08/15/18)[a]	15,150	8,181,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	10,745	10,100,300
5.75%, 10/01/25 (Call 04/01/20)[a,b]	8,675	8,328,000

Security	Principal (000s)	Value
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	$18,400	$11,178,000
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[b]	8,850	8,296,875
7.38%, 05/01/22 (Call 05/01/17)[b]	10,247	10,285,426
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	14,422	10,843,541
6.50%, 03/15/21 (Call 06/27/16)[a]	15,000	11,812,500
7.00%, 03/31/24 (Call 09/30/18)[a,b]	17,095	13,190,548
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)	9,150	4,300,500
7.63%, 05/01/21 (Call 05/01/17)	11,350	5,561,500
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	3,500	3,167,500
4.00%, 06/01/22 (Call 03/01/22)	1,750	1,535,625
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[b]	12,375	12,069,461
5.63%, 07/01/24[b]	18,250	18,158,750
5.75%, 01/30/22[b]	12,520	12,613,900
Noble Holding International Ltd.
3.95%, 03/15/22	6,750	4,658,175
6.95%, 04/01/25 (Call 01/01/25)	7,500	5,493,750
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	2,750	2,509,375
6.88%, 03/15/22 (Call 09/15/17)[b]	16,475	15,157,000
6.88%, 01/15/23 (Call 07/15/17)[b]	5,740	5,170,388

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
7.25%, 02/01/19 (Call 06/27/16)[b]	$8,465	$8,128,516
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/27/16)[a,b]	9,775	3,262,406
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 06/27/16)[a]	9,075	3,776,208
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a,b]	8,635	8,217,162
8.25%, 02/15/20 (Call 06/27/16)	11,450	11,908,000
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	7,695	6,059,813
6.63%, 11/15/20 (Call 06/27/16)	10,030	8,925,984
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[a]	19,600	19,578,930
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	11,452	10,464,265
5.38%, 10/01/22 (Call 07/01/22)[b]	9,885	9,193,050
6.88%, 03/01/21[b]	11,010	11,065,050
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[b]	12,860	12,024,100
5.00%, 08/15/22 (Call 02/15/17)[b]	11,092	10,455,874
5.00%, 03/15/23 (Call 03/15/18)[b]	13,750	12,793,138
5.75%, 06/01/21 (Call 06/27/16)	7,830	7,547,386
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	6,750	5,131,451
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	20,940	14,854,312

Security	Principal (000s)	Value
7.75%, 06/15/21 (Call 06/15/17)[b]	$11,090	$8,490,781
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a,b]	8,015	8,070,103
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	9,455	8,096,884
5.63%, 06/01/25 (Call 06/01/20)[b]	7,274	6,255,640
6.13%, 11/15/22 (Call 11/15/18)[b]	11,825	10,819,875
6.50%, 01/01/23 (Call 07/01/17)	702	638,967
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	3,000	2,692,500
4.10%, 03/15/22 (Call 12/15/21)	6,475	5,277,125
4.95%, 01/23/25 (Call 10/23/24)	3,900	3,310,125
7.50%, 02/01/18	3,500	3,517,500
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a,b]	10,610	10,517,163
6.25%, 04/15/21 (Call 04/15/18)[a]	14,036	14,036,000
6.38%, 04/01/23 (Call 04/01/18)[a]	13,677	13,540,230
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[b]	8,198	8,410,509
5.38%, 10/01/22 (Call 10/01/17)[b]	7,725	7,873,063
Transocean Inc.
3.75%, 10/15/17[b]	11,050	10,801,375
5.05%, 10/15/22 (Call 07/15/22)	13,640	8,536,366
6.00%, 03/15/18[b]	14,408	14,011,780
6.50%, 11/15/20[b]	15,550	11,917,260
7.13%, 12/15/21[b]	19,280	14,219,386

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a]	$12,420	$9,923,580
6.25%, 04/15/22 (Call 04/15/17)[a]	12,540	9,880,982
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	18,150	16,159,126
5.75%, 03/15/21 (Call 12/15/20)[b]	18,028	15,278,730
6.25%, 04/01/23 (Call 01/01/23)[b]	9,844	8,121,300
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	9,220	8,036,068
6.00%, 01/15/22 (Call 10/15/21)[b]	18,242	16,509,010
7.50%, 08/01/20 (Call 07/01/20)	9,550	9,359,000
8.25%, 08/01/23 (Call 06/01/23)	9,025	8,816,297

		1,092,932,212
OIL & GAS SERVICES — 0.36%
CGG SA
6.50%, 06/01/21 (Call 06/27/16)[b]	11,360	4,828,000
6.88%, 01/15/22 (Call 07/15/17)	9,975	4,083,516
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	12,145	9,412,375
5.13%, 09/15/20[b]	13,748	11,135,880
6.00%, 03/15/18	8,900	8,788,750
9.63%, 03/01/19[b]	16,816	16,540,291

		54,788,812
PACKAGING & CONTAINERS — 1.64%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 06/15/16)[a,b]	13,596	14,245,523
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.63%, 05/15/23 (Call 05/15/19)[a]	10,005	9,954,975

Security	Principal (000s)	Value
6.00%, 06/30/21 (Call 06/30/17)[a,b]	$9,550	$9,406,750
6.25%, 01/31/19 (Call 06/27/16)[a]	8,575	8,685,761
6.75%, 01/31/21 (Call 01/31/17)[a]	9,700	9,772,750
7.25%, 05/15/24 (Call 05/15/19)[a]	4,995	5,076,169
Ball Corp.
4.00%, 11/15/23[b]	17,746	17,370,605
4.38%, 12/15/20[b]	16,886	17,688,085
5.00%, 03/15/22[b]	13,719	14,284,863
5.25%, 07/01/25	18,583	19,305,771
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[b]	12,324	12,293,190
5.50%, 05/15/22 (Call 05/15/17)[b]	8,730	8,959,162
6.00%, 10/15/22 (Call 10/15/18)[a,b]	7,935	8,153,213
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/27/16)[a,b]	12,250	12,238,222
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	18,810	19,021,612
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	9,250	9,322,266
5.88%, 08/15/23[a,b]	11,400	12,112,500
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a,b]	8,675	8,892,860
5.13%, 12/01/24 (Call 09/01/24)[a,b]	7,775	7,991,803
5.25%, 04/01/23 (Call 01/01/23)[a,b]	8,050	8,372,000
5.50%, 09/15/25 (Call 06/15/25)[a]	7,935	8,250,596
6.50%, 12/01/20 (Call 09/01/20)[a,b]	4,200	4,788,000

		246,186,676

294

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
PHARMACEUTICALS — 2.45%
DPx Holdings BV
7.50%, 02/01/22 (Call 02/01/17)[a]	$7,700	$7,880,950
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	12,475	11,196,313
Endo Finance LLC/Endo Finco Inc.
5.88%, 01/15/23 (Call 07/15/17)[a]	11,035	9,597,384
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a,b]	28,325	24,759,166
6.00%, 02/01/25 (Call 02/01/20)[a,b]	20,810	18,052,675
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	19,015	19,442,838
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a]	12,470	12,719,400
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	30,103	26,189,610
5.50%, 03/01/23 (Call 03/01/18)[a]	16,520	13,702,421
5.63%, 12/01/21 (Call 12/01/16)[a,b]	14,995	12,745,750
5.88%, 05/15/23 (Call 05/15/18)[a,b]	55,242	46,679,490
6.13%, 04/15/25 (Call 04/15/20)[a,b]	59,660	49,741,525
6.38%, 10/15/20 (Call 10/15/16)[a]	40,375	35,933,750
6.75%, 08/15/18 (Call 06/27/16)[a,b]	28,408	27,768,820
6.75%, 08/15/21 (Call 06/27/16)[a]	14,620	12,847,325
7.00%, 10/01/20 (Call 06/27/16)[a]	7,438	6,731,390

Security	Principal (000s)	Value
7.25%, 07/15/22 (Call 07/15/16)[a]	$9,600	$8,392,800
7.50%, 07/15/21 (Call 07/15/16)[a]	27,627	24,878,113

		369,259,720
PIPELINES — 3.54%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[b]	9,865	9,476,566
6.13%, 03/01/22 (Call 11/01/16)[b]	11,269	10,673,997
6.25%, 04/01/23 (Call 04/01/18)[a]	11,987	11,147,910
DCP Midstream LLC
VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[a]	9,261	6,297,480
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)[b]	9,800	9,579,500
3.88%, 03/15/23 (Call 12/15/22)	8,725	7,765,250
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)[b]	17,390	15,118,866
5.88%, 01/15/24 (Call 10/15/23)[b]	19,366	17,961,965
7.50%, 10/15/20	21,966	22,548,099
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	1,000	935,000
4.15%, 06/01/25 (Call 03/01/25)	1,655	1,427,769
4.40%, 04/01/24 (Call 01/01/24)	3,500	3,048,110
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	7,385	6,794,200

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.75%, 08/01/22 (Call 08/01/18)	$12,715	$12,087,221
NGPL PipeCo LLC
7.12%, 12/15/17[a]	22,703	23,809,771
9.63%, 06/01/19 (Call 06/27/16)[a,b]	6,325	6,633,344
NuStar Logistics LP
4.80%, 09/01/20	6,118	5,840,141
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)[b]	8,113	7,321,982
7.50%, 09/01/23 (Call 06/01/23)	10,675	10,995,250
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	12,896	13,132,426
6.00%, 01/15/19[a,b]	8,930	9,219,600
6.85%, 07/15/18[a,b]	10,620	11,094,108
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[b]	34,780	35,519,075
5.63%, 04/15/23 (Call 01/15/23)[b]	27,337	27,429,752
5.63%, 03/01/25 (Call 12/01/24)[b]	36,542	36,508,341
5.75%, 05/15/24 (Call 02/15/24)[b]	36,136	36,229,567
6.25%, 03/15/22 (Call 12/15/21)[b]	17,780	18,224,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)	13,200	12,870,000
4.25%, 11/15/23 (Call 05/15/18)	10,470	9,396,825
5.00%, 01/15/18 (Call 10/15/17)	18,591	19,009,297
5.25%, 05/01/23 (Call 11/01/17)[b]	10,505	9,828,148
6.75%, 03/15/24 (Call 09/15/19)[a]	10,800	10,719,000
6.88%, 02/01/21 (Call 06/27/16)	8,361	8,444,778

Security	Principal (000s)	Value
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b]	$8,647	$8,966,458
5.88%, 10/01/20 (Call 10/01/16)[b]	9,015	9,245,386
6.13%, 10/15/21 (Call 10/15/16)[b]	14,285	14,713,550
6.25%, 10/15/22 (Call 10/15/18)[b]	15,180	15,673,350
6.38%, 05/01/24 (Call 05/01/19)	3,315	3,414,450
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[b]	19,000	16,055,000
4.55%, 06/24/24 (Call 03/24/24)[b]	19,530	17,064,337

		532,220,369
REAL ESTATE — 0.12%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	8,450	8,708,781
5.25%, 12/01/21 (Call 12/01/17)[a]	9,379	9,707,265

		18,416,046
REAL ESTATE INVESTMENT TRUSTS — 1.03%
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	7,397	7,364,638
8.25%, 10/15/23 (Call 04/15/19)	19,576	18,408,431
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)	18,475	19,214,000
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a,b]	24,224	23,497,280
Iron Mountain Inc.
6.00%, 10/01/20 (Call 10/01/17)[a,b]	17,545	18,462,603

296

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[b]	$10,600	$10,559,720
5.00%, 07/01/19 (Call 07/01/16)	13,925	13,263,562
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 03/01/24 (Call 03/01/19)	8,655	9,282,487
6.88%, 05/01/21 (Call 06/27/16)	7,925	8,178,759
Vereit Operating Partnership LP
2.00%, 02/06/17	650	653,107
3.00%, 02/06/19 (Call 01/06/19)[b]	12,850	12,753,625
4.13%, 06/01/21 (Call 05/01/21)	3,395	3,428,950
4.60%, 02/06/24 (Call 11/06/23)	7,500	7,552,800
4.88%, 06/01/26 (Call 03/01/26)	2,670	2,726,738

		155,346,700
RETAIL — 3.30%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a,b]	22,244	22,716,685
6.00%, 04/01/22 (Call 10/01/17)[a,b]	39,416	40,844,830
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 06/27/16)[b]	11,275	11,638,305
7.00%, 05/20/22 (Call 05/20/17)	17,317	18,247,789
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 06/27/16)[b]	8,730	8,910,226
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 06/27/16)[b]	7,430	1,662,463

Security	Principal (000s)	Value
9.00%, 03/15/19 (Call 06/27/16)[a]	$19,525	$12,068,891
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a,b]	11,557	12,048,172
5.75%, 03/01/23 (Call 03/01/18)[a,b]	45,192	47,847,030
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 06/27/16)[b]	9,725	9,214,437
6.75%, 01/15/22 (Call 11/15/16)[b]	8,125	7,515,625
6.75%, 06/15/23 (Call 06/15/19)[a]	8,595	7,821,450
JC Penney Corp. Inc.
5.65%, 06/01/20	8,077	7,430,840
8.13%, 10/01/19	7,435	7,555,819
L Brands Inc.
5.63%, 02/15/22[b]	16,316	17,437,725
5.63%, 10/15/23[b]	10,250	11,005,937
6.63%, 04/01/21[b]	18,891	21,039,851
6.90%, 07/15/17	10,262	10,800,755
7.00%, 05/01/20	7,860	8,868,700
8.50%, 06/15/19	9,400	10,927,500
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	7,875	8,210,632
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	17,425	13,199,437
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	7,515	7,458,638
5.75%, 10/01/22 (Call 10/01/17)	2,000	2,055,000
QVC Inc.
3.13%, 04/01/19	7,080	7,157,827
4.38%, 03/15/23	12,391	12,214,985
4.45%, 02/15/25 (Call 11/15/24)	11,386	11,086,587
4.85%, 04/01/24	10,440	10,486,967
5.13%, 07/02/22	9,915	10,461,198

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	$29,870	$31,587,525
6.75%, 06/15/21 (Call 06/27/16)	14,366	15,107,645
9.25%, 03/15/20 (Call 06/27/16)[b]	12,958	13,686,887
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[b]	13,048	13,689,527
5.75%, 06/01/22 (Call 06/01/17)	14,958	15,561,419
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[b]	8,785	8,656,362
Toys R Us Inc.
10.38%, 08/15/17 (Call 06/27/16)[b]	7,990	7,225,243
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 06/27/16)[b]	14,405	14,026,869

		497,475,778
SEMICONDUCTORS — 1.38%
Advanced Micro Devices Inc.
6.75%, 03/01/19[b]	9,625	8,662,500
7.00%, 07/01/24 (Call 07/01/19)	9,721	7,582,380
7.50%, 08/15/22	8,050	6,661,375
7.75%, 08/01/20 (Call 06/27/16)[b]	7,035	6,115,425
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	17,170	14,551,575
5.25%, 01/15/24 (Call 05/01/18)[a,b]	7,350	6,192,375
5.50%, 02/01/25 (Call 08/01/19)[b]	22,060	18,420,100
5.63%, 01/15/26 (Call 05/01/20)[a,b]	7,790	6,329,375
5.88%, 02/15/22 (Call 02/15/17)[b]	11,030	10,009,725

Security	Principal (000s)	Value
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a,b]	$15,016	$15,335,090
4.13%, 06/15/20[a,b]	10,470	10,679,400
4.63%, 06/15/22[a,b]	9,600	9,756,000
4.63%, 06/01/23[a]	5,850	5,879,250
5.75%, 02/15/21 (Call 02/15/17)[a,b]	10,075	10,478,000
5.75%, 03/15/23 (Call 03/15/18)[a,b]	11,850	12,383,250
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a,b]	7,606	7,834,180
7.00%, 12/01/25 (Call 12/01/20)[a,b]	9,950	10,298,250
Sensata Technologies BV
4.88%, 10/15/23[a,b]	6,738	6,783,722
5.00%, 10/01/25[a,b]	11,520	11,569,746
5.63%, 11/01/24[a,b]	6,930	7,266,105
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a,b]	14,350	15,055,542

		207,843,365
SHIPBUILDING — 0.13%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	8,391	8,831,528
5.00%, 11/15/25 (Call 11/15/20)[a,b]	10,460	10,998,086

		19,829,614
SOFTWARE — 2.43%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a]	22,450	23,560,826
6.13%, 09/15/23 (Call 09/15/18)[a,b]	11,475	12,467,327
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	29,020	21,474,800
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a]	33,021	33,000,197

298

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.38%, 08/15/23 (Call 08/15/18)[a,b]	$21,190	$21,772,725
5.75%, 01/15/24 (Call 01/15/19)[a,b]	37,745	37,745,000
6.75%, 11/01/20 (Call 06/27/16)[a]	23,152	24,367,480
7.00%, 12/01/23 (Call 12/01/18)[a,b]	59,317	60,132,609
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	7,040	7,377,990
6.50%, 05/15/22 (Call 05/15/18)	29,500	27,047,812
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[a]	13,925	14,377,563
5.75%, 08/15/25 (Call 08/15/20)[a,b]	14,853	15,678,167
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	17,515	17,865,300
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[a]	1,850	1,863,875
5.88%, 06/01/26 (Call 06/01/21)[a]	4,800	4,812,000
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	31,510	34,188,350
Veritas U.S. Inc./Veritas Bermuda Ltd.
10.50%, 02/01/24 (Call 02/01/19)[a]	9,075	8,031,375

		365,763,396
STORAGE & WAREHOUSING — 0.16%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 06/27/16)[a,b]	22,750	19,166,875
10.75%, 10/15/19 (Call 10/15/16)[a]	12,550	5,082,750

		24,249,625

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 13.26%
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a,b]	$19,749	$20,081,143
6.63%, 02/15/23 (Call 02/15/18)[a]	36,132	36,132,000
7.50%, 05/15/26 (Call 05/15/21)[a]	35,460	35,415,675
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	9,550	9,437,788
9.88%, 12/15/20 (Call 12/15/16)[a]	8,950	9,690,957
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	31,060	30,788,225
7.75%, 05/15/22 (Call 05/15/17)[a]	51,308	52,366,227
Avaya Inc.
7.00%, 04/01/19 (Call 06/27/16)[a,b]	18,724	13,606,107
10.50%, 03/01/21 (Call 03/01/17)[a]	23,695	6,700,946
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	8,600	7,605,625
5.80%, 03/15/22[b]	25,587	24,566,079
6.45%, 06/15/21[b]	22,145	22,327,475
Series V
5.63%, 04/01/20[b]	17,577	18,062,477
Series W
6.75%, 12/01/23[b]	13,350	13,016,250
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	17,305	17,142,766
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a]	8,111	8,379,636
5.00%, 06/15/21 (Call 06/15/17)[a,b]	10,275	10,458,666
5.50%, 06/15/24 (Call 06/15/19)[a]	11,430	11,515,725

299

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a,b]	$27,437	$27,912,862
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[b]	13,436	12,479,644
6.88%, 01/15/25 (Call 10/15/24)	8,795	7,370,210
7.13%, 03/15/19[b]	9,050	9,591,258
7.13%, 01/15/23	14,990	13,392,628
7.63%, 04/15/24[b]	13,000	11,500,938
8.13%, 10/01/18[b]	10,325	11,202,212
8.50%, 04/15/20	20,431	21,631,321
8.75%, 04/15/22[b]	9,870	9,817,653
8.88%, 09/15/20 (Call 06/15/20)[a,b]	17,994	19,141,118
9.25%, 07/01/21[b]	8,550	8,998,875
10.50%, 09/15/22 (Call 06/15/22)	709	738,246
10.50%, 09/15/22 (Call 06/15/22)[a,b]	35,378	36,837,342
11.00%, 09/15/25 (Call 06/15/25)[a,b]	63,939	65,057,932
Hughes Satellite Systems Corp.
6.50%, 06/15/19	16,412	17,663,415
7.63%, 06/15/21	15,765	17,065,613
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	17,804	15,712,030
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	35,916	23,018,309
6.63%, 12/15/22 (Call 12/15/17)[b]	22,456	15,101,660
7.25%, 04/01/19 (Call 06/27/16)[b]	23,303	17,287,913
7.25%, 10/15/20 (Call 06/27/16)[b]	39,450	27,516,375
7.50%, 04/01/21 (Call 06/27/16)[b]	19,496	13,244,282
8.00%, 02/15/24 (Call 02/15/19)[a]	20,958	21,369,676

Security	Principal (000s)	Value
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/17)[b]	$7,750	$5,538,848
7.75%, 06/01/21 (Call 06/01/17)[b]	33,475	9,958,813
8.13%, 06/01/23 (Call 06/01/18)[b]	18,880	5,616,800
Koninklijke KPN NV VRN, (10 year USD Swap + 5.330%)
7.00%, 03/28/73 (Call 03/28/23)[a,b]	12,610	13,438,976
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)[b]	10,560	10,797,600
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[b]	12,690	12,753,450
5.25%, 03/15/26 (Call 03/15/21)[a]	13,509	13,490,579
5.38%, 08/15/22 (Call 08/15/17)[b]	17,579	17,842,685
5.38%, 01/15/24 (Call 01/15/19)	16,150	16,473,000
5.38%, 05/01/25 (Call 05/01/20)[b]	13,975	14,222,358
5.63%, 02/01/23 (Call 02/01/18)	8,970	9,149,400
6.13%, 01/15/21 (Call 11/15/16)	10,140	10,593,483
Nokia OYJ
5.38%, 05/15/19[b]	15,300	16,335,483
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[a,b]	16,730	16,983,961
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	7,250	7,503,773
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[b]	14,057	14,496,281
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	38,321	39,566,432

300

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Sprint Communications Inc.
6.00%, 11/15/22	$39,630	$29,672,962
7.00%, 03/01/20[a]	17,367	17,996,554
7.00%, 08/15/20	26,198	22,441,694
8.38%, 08/15/17	21,678	22,271,327
9.00%, 11/15/18[a]	53,057	56,572,026
9.13%, 03/01/17	1,473	1,521,624
11.50%, 11/15/21	18,019	16,581,576
Sprint Corp.
7.13%, 06/15/24	41,925	31,496,156
7.25%, 09/15/21	37,961	30,748,410
7.63%, 02/15/25 (Call 11/15/24)	27,099	20,400,398
7.88%, 09/15/23	76,659	60,177,315
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 06/07/16)[b]	9,150	9,367,639
6.00%, 03/01/23 (Call 09/01/18)[b]	23,547	24,547,747
6.00%, 04/15/24 (Call 04/15/19)[b]	15,709	16,350,713
6.13%, 01/15/22 (Call 01/15/18)[b]	17,625	18,594,375
6.25%, 04/01/21 (Call 04/01/17)[b]	34,007	35,591,182
6.38%, 03/01/25 (Call 09/01/19)[b]	30,492	32,016,600
6.46%, 04/28/19 (Call 06/07/16)[b]	20,737	21,086,937
6.50%, 01/15/24 (Call 01/15/19)[b]	17,595	18,672,694
6.50%, 01/15/26 (Call 01/15/21)[b]	35,195	37,306,700
6.54%, 04/28/20 (Call 06/07/16)[b]	20,484	21,136,991
6.63%, 11/15/20 (Call 06/07/16)[b]	16,980	17,535,246
6.63%, 04/28/21 (Call 04/28/17)	21,581	22,714,002
6.63%, 04/01/23 (Call 04/01/18)[b]	29,976	31,662,150
6.73%, 04/28/22 (Call 04/28/17)[b]	22,729	23,837,039
6.84%, 04/28/23 (Call 04/28/18)	10,769	11,415,140

Security	Principal (000s)	Value
Telecom Italia Capital SA
7.00%, 06/04/18	$14,140	$15,412,600
7.18%, 06/18/19[b]	7,285	8,153,220
Telecom Italia SpA/Milano
5.30%, 05/30/24[a,b]	30,080	30,286,950
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a]	22,532	23,031,760
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	12,029	12,660,944
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a]	11,048	11,655,113
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a,b]	8,805	8,766,978
6.00%, 10/15/24 (Call 10/15/19)[a,b]	11,100	11,239,453
6.38%, 04/15/23 (Call 04/15/18)[a,b]	11,250	11,585,712
Virgin Media Secured Finance PLC
5.25%, 01/15/21	10,100	10,699,688
5.25%, 01/15/26 (Call 01/15/20)[a,b]	19,407	19,407,000
5.38%, 04/15/21 (Call 04/15/17)[a,b]	11,562	12,024,792
5.50%, 01/15/25 (Call 01/15/19)[a,b]	9,850	9,997,750
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	17,527	15,825,786
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	34,108	33,425,840
6.50%, 04/30/20 (Call 06/27/16)[a,b]	12,242	12,578,655
7.38%, 04/23/21 (Call 04/23/17)[a,b]	45,382	42,829,262
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	11,810	9,093,700

301

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
7.50%, 06/01/22 (Call 06/01/17)	$8,600	$7,165,643
7.50%, 04/01/23 (Call 06/27/16)	9,850	8,079,266
7.75%, 10/15/20 (Call 06/27/16)[b]	12,280	11,420,400
7.75%, 10/01/21 (Call 10/01/16)[b]	15,650	13,693,750

		1,996,456,660

TRANSPORTATION — 0.43%
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 06/27/16)[a]	14,631	14,576,134
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	11,850	5,036,250
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	28,737	27,587,520
7.88%, 09/01/19 (Call 09/01/16)[a,b]	16,200	16,874,035

		64,073,939

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,409,207,551)		14,711,188,850

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 24.87%

MONEY MARKET FUNDS — 24.87%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.54%[c,d,e]	3,148,259	$3,148,259,385
BlackRock Cash Funds: Prime,
SL Agency Shares
0.47%[c,d,e]	343,339	343,339,341
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.25%[c,d]	252,959	252,959,306

		3,744,558,032

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,744,558,032)		3,744,558,032

TOTAL INVESTMENTS IN SECURITIES — 122.56%
(Cost: $19,153,765,583)[f]		18,455,746,882
Other Assets, Less Liabilities — (22.56)%		(3,397,104,628)

NET ASSETS — 100.00%		$15,058,642,254

VRN — Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $19,155,364,255. Net unrealized depreciation was $699,617,373, of which $90,142,490 represented gross unrealized appreciation on securities and $789,759,863 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$14,711,188,850	$—	$14,711,188,850
Money market funds	3,744,558,032	—	—	3,744,558,032

Total	$3,744,558,032	$14,711,188,850	$—	$18,455,746,882

302

Schedule of Investments  (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.96%

ADVERTISING — 0.28%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$21,200	$21,900,079
3.63%, 05/01/22	15,069	15,790,493
3.65%, 11/01/24 (Call 08/01/24)	11,133	11,590,819
4.45%, 08/15/20[a]	9,690	10,559,122
WPP Finance 2010
3.75%, 09/19/24	7,675	7,906,983
4.75%, 11/21/21	10,960	12,046,892

		79,794,388
AEROSPACE & DEFENSE — 1.27%
Boeing Co. (The)
4.88%, 02/15/20	6,024	6,716,258
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	4,730	4,768,561
L-3 Communications Corp.
4.75%, 07/15/20[a]	13,268	14,172,450
5.20%, 10/15/19	9,615	10,379,383
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	13,380	13,626,694
2.90%, 03/01/25 (Call 12/01/24)	11,890	12,050,904
3.35%, 09/15/21[a]	17,244	18,100,611
3.55%, 01/15/26 (Call 10/15/25)[a]	22,310	23,635,848
3.80%, 03/01/45 (Call 09/01/44)	10,439	10,170,131
4.07%, 12/15/42[a]	20,194	20,436,239
4.25%, 11/15/19	6,643	7,236,769
4.70%, 05/15/46 (Call 11/15/45)	22,080	24,824,420
Northrop Grumman Corp.
3.25%, 08/01/23	15,133	15,847,865
4.75%, 06/01/43	11,348	12,844,831
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	13,474	13,717,974
3.13%, 10/15/20	10,842	11,482,964

Security	Principal (000s)	Value
United Technologies Corp.
3.10%, 06/01/22[a]	$33,552	$35,155,906
4.15%, 05/15/45 (Call 11/16/44)	7,200	7,501,542
4.50%, 04/15/20[a]	16,400	18,106,279
4.50%, 06/01/42	46,237	50,360,286
5.70%, 04/15/40[a]	9,844	12,252,123
6.13%, 07/15/38	12,991	17,045,449

		360,433,487
AGRICULTURE — 1.33%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	9,075	9,338,926
2.85%, 08/09/22	22,650	23,326,927
4.00%, 01/31/24	16,657	18,252,860
4.25%, 08/09/42[a]	12,227	12,674,480
4.75%, 05/05/21[a]	14,996	16,866,619
5.38%, 01/31/44[a]	26,102	31,800,095
9.25%, 08/06/19	15,578	19,144,454
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)[a]	10,325	10,312,663
2.50%, 08/22/22	11,070	11,184,386
2.75%, 02/25/26 (Call 11/25/25)	8,650	8,705,562
2.90%, 11/15/21[a]	13,066	13,571,504
3.25%, 11/10/24	14,309	15,025,244
3.38%, 08/11/25 (Call 05/11/25)	2,000	2,119,000
3.88%, 08/21/42	15,186	14,960,790
4.13%, 03/04/43	8,249	8,414,367
4.25%, 11/10/44[a]	7,851	8,210,255
4.38%, 11/15/41[a]	10,836	11,454,930
4.50%, 03/26/20[a]	10,014	11,047,660
4.88%, 11/15/43	10,850	12,360,188
6.38%, 05/16/38	17,646	23,418,719
Reynolds American Inc.
3.25%, 06/12/20[a]	1,046	1,089,613
4.00%, 06/12/22	13,999	15,051,196
4.45%, 06/12/25 (Call 03/12/25)	28,874	31,735,104
5.70%, 08/15/35 (Call 02/15/35)[a]	9,800	11,556,312
5.85%, 08/15/45 (Call 02/15/45)[a]	29,500	35,970,648

		377,592,502

303

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
APPAREL — 0.03%
NIKE Inc.
3.88%, 11/01/45 (Call 05/01/45)[a]	$9,350	$9,823,967

		9,823,967
AUTO MANUFACTURERS — 1.84%
American Honda Finance Corp.
2.25%, 08/15/19[a]	18,728	19,149,590
2.45%, 09/24/20[a]	6,150	6,306,515
Daimler Finance North America LLC
8.50%, 01/18/31[a]	18,976	30,056,990
Ford Motor Co.
4.75%, 01/15/43[a]	22,423	22,925,540
7.45%, 07/16/31[a]	25,994	34,088,524
Ford Motor Credit Co. LLC
3.16%, 08/04/20	15,850	16,241,119
3.20%, 01/15/21	9,950	10,164,560
3.22%, 01/09/22	6,200	6,283,921
3.34%, 03/18/21	16,790	17,202,262
4.13%, 08/04/25	26,150	27,349,132
4.39%, 01/08/26[a]	13,700	14,655,697
General Motors Co.
4.88%, 10/02/23	18,450	19,545,376
5.00%, 04/01/35[a]	7,035	6,852,547
5.20%, 04/01/45[a]	11,169	10,839,275
6.25%, 10/02/43	24,160	26,448,073
6.60%, 04/01/36 (Call 10/01/35)	10,300	11,796,384
6.75%, 04/01/46 (Call 10/01/45)[a]	17,805	20,792,796
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)[a]	20,878	21,037,479
3.20%, 07/13/20 (Call 06/13/20)[a]	23,228	23,449,595
3.45%, 04/10/22 (Call 02/10/22)	16,350	16,168,569
3.50%, 07/10/19	4,350	4,461,715
3.70%, 11/24/20 (Call 10/24/20)	10,735	11,032,359
4.00%, 01/15/25 (Call 10/15/24)	18,600	18,495,282

Security	Principal (000s)	Value
4.20%, 03/01/21 (Call 02/01/21)[a]	$16,400	$17,127,668
4.30%, 07/13/25 (Call 04/13/25)[a]	6,910	6,979,978
4.38%, 09/25/21[a]	10,950	11,476,109
5.25%, 03/01/26 (Call 12/01/25)	15,430	16,518,741
Toyota Motor Credit Corp.
1.90%, 04/08/21	5,200	5,187,649
2.13%, 07/18/19	14,500	14,741,664
2.15%, 03/12/20[a]	16,016	16,252,239
3.30%, 01/12/22[a]	16,682	17,750,973
3.40%, 09/15/21	12,852	13,724,020
4.25%, 01/11/21	975	1,071,162
Series B
4.50%, 06/17/20[a]	5,854	6,447,685

		522,621,188
BANKS — 26.74%
Abbey National Treasury Services PLC/United Kingdom
2.35%, 09/10/19[a]	10,608	10,710,866
2.38%, 03/16/20[a]	8,567	8,614,022
4.00%, 03/13/24[a]	12,866	13,849,253
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	20,720	21,035,765
2.70%, 11/16/20[a]	11,750	12,035,534
3.70%, 11/16/25[a]	10,000	10,759,826
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	8,000	8,072,960
Bank of America Corp.
2.63%, 10/19/20[a]	41,375	41,674,141
2.63%, 04/19/21	10,900	10,939,617
2.65%, 04/01/19[a]	4,409	4,480,546
3.30%, 01/11/23[a]	43,261	43,796,766
3.50%, 04/19/26	17,175	17,399,022
3.88%, 08/01/25[a]	55,839	58,328,895
4.00%, 04/01/24[a]	28,644	30,104,601
4.00%, 01/22/25	42,650	42,761,875
4.10%, 07/24/23	36,426	38,466,275

304

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.13%, 01/22/24[a]	$40,868	$43,433,677
4.20%, 08/26/24	35,327	36,145,463
4.25%, 10/22/26	24,743	25,066,653
4.45%, 03/03/26	16,075	16,572,344
4.88%, 04/01/44[a]	20,777	22,992,088
5.00%, 05/13/21	30,430	33,669,407
5.00%, 01/21/44	27,595	30,773,039
5.63%, 07/01/20	21,935	24,519,847
5.70%, 01/24/22	27,923	31,890,677
5.88%, 01/05/21	18,470	21,061,354
5.88%, 02/07/42	19,215	23,623,463
6.11%, 01/29/37	25,852	29,932,133
7.63%, 06/01/19	28,640	32,986,988
7.75%, 05/14/38[a]	20,277	27,939,326
Series L
2.25%, 04/21/20[a]	41,145	41,013,747
3.95%, 04/21/25	27,394	27,306,578
Bank of America N.A.
6.00%, 10/15/36	9,815	12,164,592
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)[a]	7,493	7,544,521
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	3,641	3,693,920
2.30%, 09/11/19 (Call 08/11/19)	6,168	6,278,732
2.45%, 11/27/20 (Call 10/27/20)[a]	8,280	8,426,005
2.50%, 04/15/21 (Call 03/15/21)	16,450	16,767,228
2.60%, 08/17/20 (Call 07/17/20)[a]	16,221	16,624,261
2.80%, 05/04/26 (Call 02/04/26)	3,650	3,658,671
3.00%, 02/24/25 (Call 01/24/25)[a]	9,710	10,023,075
3.55%, 09/23/21 (Call 08/23/21)[a]	22,802	24,238,825
3.65%, 02/04/24 (Call 01/05/24)[a]	12,076	12,959,836
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	17,731	17,913,791

Security	Principal (000s)	Value
Bank of Nova Scotia (The)
2.05%, 06/05/19[a]	$5,353	$5,396,958
2.35%, 10/21/20[a]	17,250	17,478,671
2.45%, 03/22/21[a]	22,100	22,382,721
2.80%, 07/21/21	17,501	18,017,427
4.38%, 01/13/21	3,724	4,075,874
4.50%, 12/16/25[a]	15,600	16,010,360
Barclays Bank PLC
5.14%, 10/14/20[a]	10,234	10,992,330
Barclays PLC
2.75%, 11/08/19	36,900	36,971,985
2.88%, 06/08/20[a]	13,250	13,218,620
3.25%, 01/12/21[a]	19,800	20,002,041
3.65%, 03/16/25[a]	24,465	23,734,859
4.38%, 09/11/24[a]	21,335	20,958,830
4.38%, 01/12/26[a]	41,070	41,939,608
5.20%, 05/12/26[a]	5,000	5,115,550
5.25%, 08/17/45[a]	23,119	24,350,177
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	9,000	8,969,347
2.45%, 01/15/20 (Call 12/15/19)[a]	21,425	21,860,765
2.63%, 06/29/20 (Call 05/29/20)	7,581	7,749,275
BNP Paribas SA
2.38%, 05/21/20[a]	17,970	18,113,580
2.45%, 03/17/19	1,115	1,132,301
3.25%, 03/03/23[a]	20,534	21,242,667
4.25%, 10/15/24	18,305	18,842,490
5.00%, 01/15/21	23,368	26,054,932
BPCE SA
2.25%, 01/27/20[a]	15,500	15,619,459
2.50%, 07/15/19[a]	12,350	12,573,140
2.65%, 02/03/21[a]	2,750	2,804,510
4.00%, 04/15/24[a]	29,200	31,426,900
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	10,170	10,685,497
3.80%, 10/30/26 (Call 09/30/26)	15,800	16,851,871
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	7,217	7,250,843

305

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.20%, 02/05/25 (Call 01/05/25)[a]	$14,300	$14,162,919
3.50%, 06/15/23	5,462	5,576,479
3.75%, 04/24/24 (Call 03/24/24)	13,575	14,006,746
4.20%, 10/29/25 (Call 09/29/25)	8,082	8,276,721
4.75%, 07/15/21	20,739	22,807,748
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/05/19)	20,875	20,988,165
2.95%, 07/23/21 (Call 06/23/21)[a]	14,640	14,885,254
Citigroup Inc.
2.40%, 02/18/20	25,212	25,299,357
2.50%, 07/29/19	27,824	28,149,093
2.55%, 04/08/19	1,310	1,329,977
2.65%, 10/26/20[a]	34,775	35,013,306
2.70%, 03/30/21[a]	20,000	20,171,130
3.30%, 04/27/25	8,109	8,184,291
3.40%, 05/01/26	17,500	17,625,654
3.50%, 05/15/23[a]	17,869	18,045,542
3.70%, 01/12/26[a]	19,600	20,218,603
3.75%, 06/16/24[a]	17,056	17,865,132
3.88%, 10/25/23[a]	21,811	22,976,881
3.88%, 03/26/25[a]	14,619	14,619,203
4.00%, 08/05/24[a]	15,388	15,710,086
4.05%, 07/30/22	17,406	18,160,360
4.30%, 11/20/26	13,395	13,568,270
4.40%, 06/10/25	27,794	28,490,659
4.45%, 09/29/27	43,170	43,791,259
4.50%, 01/14/22[a]	28,129	30,589,753
4.60%, 03/09/26[a]	12,760	13,248,145
4.65%, 07/30/45	13,244	14,164,361
4.75%, 05/18/46	5,350	5,249,860
5.30%, 05/06/44[a]	10,600	11,078,890
5.38%, 08/09/20[a]	11,750	13,114,117
5.50%, 09/13/25[a]	21,939	24,195,332
5.88%, 01/30/42[a]	10,210	12,521,402
6.13%, 08/25/36	1,620	1,878,340
6.63%, 06/15/32	13,000	15,505,840
6.68%, 09/13/43	13,303	16,480,219
8.13%, 07/15/39	22,108	33,393,736
8.50%, 05/22/19	1,250	1,473,961

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	$1,250	$1,257,292
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	8,403	8,674,219
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	4,750	4,817,180
2.30%, 09/06/19[a]	17,270	17,496,674
2.30%, 03/12/20[a]	15,109	15,271,574
2.40%, 11/02/20[a]	7,580	7,674,698
2.55%, 03/15/21[a]	6,985	7,113,517
Cooperatieve Rabobank UA
3.88%, 02/08/22	27,610	29,711,610
3.95%, 11/09/22	23,990	24,666,221
4.38%, 08/04/25	15,434	16,059,136
4.50%, 01/11/21	21,785	23,925,888
4.63%, 12/01/23[a]	25,454	26,913,156
5.25%, 05/24/41[a]	21,068	25,687,239
5.25%, 08/04/45[a]	19,625	21,724,398
5.75%, 12/01/43	15,628	18,470,085
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20[a]	6,750	6,809,102
2.50%, 01/19/21[a]	28,650	28,952,123
3.38%, 05/21/25[a]	10,602	10,966,420
Credit Suisse AG/New York NY
2.30%, 05/28/19[a]	6,340	6,385,498
3.00%, 10/29/21	16,545	16,803,026
3.63%, 09/09/24	52,050	54,212,516
4.38%, 08/05/20	21,730	23,399,655
5.30%, 08/13/19	8,802	9,661,625
5.40%, 01/14/20[a]	26,601	28,867,650
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	17,500	17,348,648
3.13%, 12/10/20[b]	22,250	22,184,480
3.45%, 04/16/21[a,b]	27,200	27,397,679
3.75%, 03/26/25[a]	17,450	17,079,287
3.80%, 09/15/22	19,103	19,229,693
4.55%, 04/17/26[b]	31,850	32,736,217
4.88%, 05/15/45	21,400	21,371,238

306

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Deutsche Bank AG
2.95%, 08/20/20[a]	$8,850	$8,788,545
3.13%, 01/13/21[a]	16,405	16,240,046
3.38%, 05/12/21	8,950	8,886,648
4.10%, 01/13/26[a]	15,630	15,581,485
4.50%, 04/01/25[a]	14,880	13,900,637
Deutsche Bank AG/London
3.70%, 05/30/24[a]	18,246	18,096,043
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	19,380	19,703,138
3.20%, 08/09/21 (Call 07/09/21)[a]	12,494	12,593,777
4.20%, 08/08/23[a]	9,295	9,757,759
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	8,648	8,808,869
4.30%, 01/16/24 (Call 12/16/23)	11,485	12,172,736
8.25%, 03/01/38	10,648	15,433,920
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	8,850	8,963,064
2.88%, 10/01/21 (Call 09/01/21)	14,950	15,293,346
3.85%, 03/15/26 (Call 02/15/26)[a]	13,100	13,511,044
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19[a]	29,919	30,418,602
2.60%, 04/23/20 (Call 03/23/20)	12,627	12,750,496
2.63%, 04/25/21 (Call 03/25/21)	13,680	13,730,269
2.75%, 09/15/20 (Call 08/15/20)[a]	19,950	20,189,663
2.88%, 02/25/21 (Call 01/25/21)[a]	8,030	8,149,092
3.50%, 01/23/25 (Call 10/23/24)[a]	30,591	30,944,066
3.63%, 01/22/23	27,682	28,716,878
3.75%, 05/22/25 (Call 02/22/25)[a]	30,373	31,282,823

Security	Principal (000s)	Value
3.75%, 02/25/26 (Call 11/25/25)[a]	$21,715	$22,376,478
3.85%, 07/08/24 (Call 04/08/24)[a]	32,473	33,850,492
4.00%, 03/03/24[a]	36,969	38,949,570
4.25%, 10/21/25	25,310	25,796,962
4.75%, 10/21/45 (Call 04/21/45)	25,480	27,314,792
4.80%, 07/08/44 (Call 01/08/44)[a]	12,681	13,556,336
5.15%, 05/22/45[a]	20,025	20,614,584
5.25%, 07/27/21	48,465	54,252,419
5.38%, 03/15/20[a]	32,348	35,777,548
5.75%, 01/24/22[a]	58,247	66,657,139
5.95%, 01/15/27	15,726	17,931,079
6.00%, 06/15/20[a]	29,446	33,398,024
6.13%, 02/15/33	31,746	39,023,117
6.25%, 02/01/41[a]	38,534	48,823,769
6.45%, 05/01/36	19,457	22,822,571
6.75%, 10/01/37	61,565	74,879,866
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	24,060	25,961,986
5.63%, 08/15/35	9,313	10,766,103
5.88%, 11/01/34[a]	7,500	8,958,695
HSBC Holdings PLC
2.95%, 05/25/21	4,750	4,767,166
3.40%, 03/08/21[a]	37,305	38,213,601
3.60%, 05/25/23	15,000	15,108,753
3.90%, 05/25/26	25,350	25,687,743
4.00%, 03/30/22	34,675	36,475,000
4.25%, 03/14/24[a]	6,500	6,575,011
4.25%, 08/18/25[a]	30,000	30,052,551
4.30%, 03/08/26[a]	24,465	25,589,884
4.88%, 01/14/22[a]	21,602	23,605,313
5.10%, 04/05/21[a]	23,764	26,087,423
5.25%, 03/14/44[a]	26,409	27,787,494
6.10%, 01/14/42[a]	7,668	9,812,192
6.50%, 05/02/36[a]	19,483	23,193,382
6.50%, 09/15/37	33,884	40,538,838
6.80%, 06/01/38	22,660	27,890,567
HSBC USA Inc.
2.25%, 06/23/19[a]	10,000	10,021,080
2.35%, 03/05/20	19,068	19,002,126

307

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.38%, 11/13/19	$11,400	$11,442,417
2.75%, 08/07/20[a]	19,820	19,994,172
3.50%, 06/23/24[a]	11,300	11,515,187
5.00%, 09/27/20[a]	9,490	10,212,868
Huntington Bancshares Inc./OH
3.15%, 03/14/21 (Call 02/14/21)	5,200	5,325,286
Intesa Sanpaolo SpA
5.25%, 01/12/24[a]	13,912	15,140,416
JPMorgan Chase & Co.
2.20%, 10/22/19	23,356	23,525,261
2.25%, 01/23/20 (Call 12/23/19)	35,458	35,635,666
2.55%, 10/29/20 (Call 09/29/20)	28,225	28,516,615
2.55%, 03/01/21 (Call 02/01/21)	26,700	26,928,918
2.70%, 05/18/23 (Call 03/18/23)	4,850	4,809,078
2.75%, 06/23/20 (Call 05/23/20)	28,159	28,681,879
3.13%, 01/23/25 (Call 10/23/24)[a]	35,329	35,530,040
3.20%, 01/25/23[a]	36,793	37,758,592
3.25%, 09/23/22	32,969	33,916,252
3.30%, 04/01/26 (Call 01/01/26)[a]	25,200	25,546,475
3.38%, 05/01/23[a]	25,668	25,817,968
3.63%, 05/13/24[a]	23,109	24,234,884
3.88%, 02/01/24[a]	21,973	23,412,834
3.88%, 09/10/24	43,130	44,141,541
3.90%, 07/15/25 (Call 04/15/25)	34,909	37,087,384
4.13%, 12/15/26	27,400	28,373,525
4.25%, 10/15/20	39,225	42,250,071
4.25%, 10/01/27	22,382	23,158,333
4.35%, 08/15/21	38,862	42,271,394
4.40%, 07/22/20[a]	31,968	34,538,499
4.50%, 01/24/22	37,129	40,767,185
4.63%, 05/10/21	24,037	26,446,421
4.85%, 02/01/44[a]	16,614	19,227,975
4.95%, 03/25/20[a]	20,023	22,000,261
4.95%, 06/01/45[a]	18,378	19,705,406
5.40%, 01/06/42[a]	19,791	24,163,990

Security	Principal (000s)	Value
5.50%, 10/15/40	$14,111	$17,285,484
5.60%, 07/15/41	22,181	27,556,018
5.63%, 08/16/43	12,768	14,784,989
6.30%, 04/23/19	2,942	3,296,246
6.40%, 05/15/38	21,578	28,858,346
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	18,750	18,761,106
2.50%, 12/15/19	8,500	8,609,023
KeyCorp
2.90%, 09/15/20	10,100	10,261,117
5.10%, 03/24/21[a]	18,900	20,992,646
Lloyds Bank PLC
2.35%, 09/05/19[a]	6,976	7,034,474
2.40%, 03/17/20[a]	27,400	27,686,960
2.70%, 08/17/20[a]	6,450	6,579,847
3.50%, 05/14/25	26,900	28,043,013
6.38%, 01/21/21	6,486	7,614,573
Lloyds Banking Group PLC
4.50%, 11/04/24	15,400	15,722,693
4.58%, 12/10/25[a,b]	20,826	20,902,015
4.65%, 03/24/26[a]	11,795	11,843,360
5.30%, 12/01/45[a,b]	6,900	7,114,328
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)[a]	8,650	8,646,595
2.90%, 02/06/25 (Call 01/06/25)	13,600	13,604,586
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	22,750	23,287,109
3.85%, 03/01/26[a]	41,850	44,495,121
Morgan Stanley
2.38%, 07/23/19[a]	16,210	16,344,838
2.50%, 04/21/21	12,185	12,159,789
2.65%, 01/27/20	36,737	37,177,403
2.80%, 06/16/20[a]	36,495	37,077,577
3.70%, 10/23/24	38,260	39,435,164
3.75%, 02/25/23[a]	32,318	33,818,473
3.88%, 01/27/26[a]	30,981	32,382,044
3.95%, 04/23/27[a]	27,615	27,550,591
4.00%, 07/23/25	35,500	37,268,124
4.10%, 05/22/23[a]	30,499	31,418,456
4.30%, 01/27/45[a]	34,239	34,862,208

308

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.35%, 09/08/26	$28,779	$29,729,452
4.88%, 11/01/22[a]	26,693	28,995,736
5.00%, 11/24/25[a]	29,224	31,726,784
5.50%, 01/26/20[a]	24,677	27,293,285
5.50%, 07/24/20	28,341	31,587,102
5.50%, 07/28/21	27,380	30,940,785
5.63%, 09/23/19	35,077	38,720,644
5.75%, 01/25/21	27,668	31,384,562
6.38%, 07/24/42	25,163	32,798,602
7.25%, 04/01/32	9,148	12,383,971
7.30%, 05/13/19	7,030	8,039,787
Series F
3.88%, 04/29/24[a]	43,434	45,682,687
National Australia Bank Ltd./New York
2.63%, 07/23/20[a]	16,050	16,389,178
2.63%, 01/14/21[a]	16,550	16,903,862
3.00%, 01/20/23[a]	13,539	13,937,954
3.38%, 01/14/26[a]	500	524,602
Northern Trust Corp.
3.95%, 10/30/25[a]	11,700	12,765,142
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[c]	3,000	3,005,280
2.25%, 07/02/19 (Call 06/02/19)[a,c]	9,150	9,273,686
2.40%, 10/18/19 (Call 09/18/19)[c]	15,250	15,526,027
2.45%, 11/05/20 (Call 10/06/20)[c]	8,850	8,989,230
2.60%, 07/21/20 (Call 06/21/20)[a,c]	11,330	11,581,152
2.70%, 11/01/22 (Call 10/01/22)[c]	13,937	13,881,117
2.95%, 01/30/23 (Call 12/30/22)[a,c]	7,300	7,358,653
2.95%, 02/23/25 (Call 01/24/25)[c]	17,300	17,562,553
3.80%, 07/25/23 (Call 06/25/23)[c]	8,153	8,644,345
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	14,540	15,400,647

Security	Principal (000s)	Value
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a,c]	$10,069	$10,593,823
4.38%, 08/11/20[a,c]	10,774	11,708,883
5.13%, 02/08/20[a,c]	4,415	4,891,307
Royal Bank of Canada
2.15%, 03/06/20[a]	11,250	11,342,457
2.35%, 10/30/20[a]	34,000	34,425,843
2.50%, 01/19/21[a]	14,760	15,049,640
4.65%, 01/27/26[a]	8,000	8,354,374
Royal Bank of Scotland Group PLC
4.80%, 04/05/26[a]	16,900	17,384,702
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	11,985	11,960,916
4.50%, 07/17/25 (Call 04/17/25)[a]	12,345	12,676,027
Santander UK Group Holdings PLC
2.88%, 10/16/20	18,902	18,845,908
3.13%, 01/08/21	13,040	13,107,758
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	7,800	7,960,557
State Street Corp.
1.95%, 05/19/21	5,000	5,000,991
2.55%, 08/18/20	10,505	10,779,235
2.65%, 05/19/26	6,000	5,965,928
3.10%, 05/15/23[a]	12,163	12,434,736
3.30%, 12/16/24[a]	14,415	15,164,384
3.55%, 08/18/25[a]	8,961	9,584,791
3.70%, 11/20/23	16,815	18,289,613
4.38%, 03/07/21	10,840	11,955,772
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	11,600	11,691,503
2.45%, 01/16/20[a]	23,950	24,203,851
2.65%, 07/23/20	11,000	11,188,051
3.20%, 07/18/22	9,949	10,220,431
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21[a]	22,900	23,435,565
3.78%, 03/09/26[a]	17,625	18,624,041

309

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)	$7,200	$7,174,119
SunTrust Banks Inc.
2.90%, 03/03/21 (Call 02/03/21)[a]	7,475	7,602,692
Svenska Handelsbanken AB
2.25%, 06/17/19	10,102	10,248,168
2.40%, 10/01/20[a]	22,750	23,073,714
2.45%, 03/30/21[a]	11,410	11,560,841
Toronto-Dominion Bank (The)
2.13%, 07/02/19[a]	16,305	16,510,345
2.13%, 04/07/21[a]	5,700	5,708,415
2.25%, 11/05/19	19,030	19,318,582
2.50%, 12/14/20	21,725	22,138,127
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	12,604	12,802,055
2.35%, 01/29/21 (Call 12/29/20)	2,150	2,191,826
2.95%, 07/15/22 (Call 06/15/22)	22,347	22,915,248
3.00%, 03/15/22 (Call 02/15/22)	12,264	12,844,715
3.10%, 04/27/26 (Call 03/27/26)	5,600	5,639,204
3.70%, 01/30/24 (Call 12/29/23)	22,050	23,929,588
4.13%, 05/24/21 (Call 04/23/21)	7,569	8,289,548
Series F
3.60%, 09/11/24 (Call 08/11/24)	15,710	16,545,378
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)[a]	19,985	20,252,275
2.80%, 01/27/25 (Call 12/27/24)[a]	8,600	8,772,884
UBS AG/Stamford CT
2.35%, 03/26/20[a]	23,680	23,999,041
2.38%, 08/14/19[a]	15,706	15,925,303
4.88%, 08/04/20[a]	9,225	10,198,552
Wachovia Corp.
5.50%, 08/01/35	9,017	10,256,371

Security	Principal (000s)	Value
Wells Fargo & Co.
2.50%, 03/04/21	$14,800	$14,975,515
2.55%, 12/07/20[a]	27,225	27,572,922
2.60%, 07/22/20[a]	40,760	41,582,692
3.00%, 01/22/21	19,739	20,380,527
3.00%, 02/19/25	33,870	34,007,136
3.00%, 04/22/26[a]	42,750	42,736,795
3.30%, 09/09/24[a]	36,661	37,728,378
3.50%, 03/08/22[a]	41,048	43,352,509
3.55%, 09/29/25	29,750	31,193,958
3.90%, 05/01/45	37,255	37,318,334
4.10%, 06/03/26[a]	36,520	38,388,005
4.13%, 08/15/23	17,894	18,958,410
4.30%, 07/22/27	29,265	30,966,476
4.60%, 04/01/21[a]	31,940	35,287,842
4.65%, 11/04/44	18,610	19,277,416
4.90%, 11/17/45	18,920	20,296,956
5.38%, 02/07/35	5,368	6,432,323
5.38%, 11/02/43	26,750	30,165,552
5.61%, 01/15/44[a]	21,540	25,280,387
Series M
3.45%, 02/13/23[a]	27,416	28,028,331
Series N
2.15%, 01/30/20[a]	22,929	23,126,891
Wells Fargo Bank N.A.
5.85%, 02/01/37[a]	10,850	13,215,927
6.60%, 01/15/38	20,684	27,605,390
Westpac Banking Corp.
2.10%, 05/13/21	10,000	9,955,233
2.30%, 05/26/20[a]	13,175	13,303,873
2.60%, 11/23/20	21,525	21,933,458
2.85%, 05/13/26	9,000	8,954,150
4.88%, 11/19/19[a]	22,957	25,199,497

		7,583,331,823
BEVERAGES — 3.84%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23[a]	15,873	15,827,481
2.65%, 02/01/21 (Call 01/01/21)	80,275	81,570,237
3.30%, 02/01/23 (Call 12/01/22)[a]	71,125	72,931,667
3.65%, 02/01/26 (Call 11/01/25)[a]	129,550	134,866,292

310

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.70%, 02/01/24[a]	$26,426	$28,170,541
4.00%, 01/17/43[a]	7,291	7,224,105
4.63%, 02/01/44[a]	12,825	14,020,359
4.70%, 02/01/36 (Call 08/01/35)	69,698	75,499,390
4.90%, 02/01/46 (Call 08/01/45)[a]	134,565	150,002,418
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	51,223	51,012,371
3.75%, 07/15/42[a]	10,041	9,620,347
5.00%, 04/15/20	12,812	14,195,500
5.38%, 01/15/20	18,347	20,488,625
6.88%, 11/15/19	21,677	25,280,769
8.20%, 01/15/39	15,662	24,189,627
Coca-Cola Co. (The)
1.88%, 10/27/20[a]	12,820	12,957,538
2.45%, 11/01/20[a]	19,009	19,636,801
2.50%, 04/01/23[a]	7,221	7,362,013
2.88%, 10/27/25[a]	22,260	22,951,471
3.15%, 11/15/20	10,006	10,649,345
3.20%, 11/01/23	27,525	29,244,291
3.30%, 09/01/21[a]	16,983	18,158,974
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	15,865	16,129,478
Diageo Investment Corp.
2.88%, 05/11/22	12,434	12,832,098
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	13,365	18,572,128
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	10,100	10,171,605
2.15%, 10/14/20 (Call 09/14/20)	15,485	15,738,267
2.75%, 03/05/22	17,513	18,080,854
2.75%, 03/01/23[a]	14,963	15,434,170
2.75%, 04/30/25 (Call 01/30/25)	16,159	16,407,784
2.85%, 02/24/26 (Call 11/24/25)[a]	10,335	10,563,160
3.00%, 08/25/21	8,596	9,054,757
3.10%, 07/17/22 (Call 05/17/22)	6,675	7,019,982

Security	Principal (000s)	Value
3.13%, 11/01/20	$6,329	$6,702,048
3.50%, 07/17/25 (Call 04/17/25)	550	589,268
3.60%, 03/01/24 (Call 12/01/23)[a]	12,755	13,839,666
4.00%, 03/05/42	5,814	5,935,894
4.45%, 04/14/46 (Call 10/14/45)[a]	22,470	24,750,570
4.50%, 01/15/20[a]	14,950	16,527,491
4.88%, 11/01/40	10,036	11,444,373
5.50%, 01/15/40	9,796	12,062,862

		1,087,716,617
BIOTECHNOLOGY — 2.37%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)[a]	8,328	8,383,220
3.13%, 05/01/25 (Call 02/01/25)[a]	9,950	10,092,710
3.45%, 10/01/20	13,320	14,057,811
3.63%, 05/15/22 (Call 02/15/22)	3,336	3,526,682
3.63%, 05/22/24 (Call 02/22/24)[a]	23,250	24,393,193
3.88%, 11/15/21 (Call 08/15/21)	24,363	26,191,704
4.10%, 06/15/21 (Call 03/15/21)[a]	14,091	15,295,693
4.40%, 05/01/45 (Call 11/01/44)[a]	19,124	19,099,705
5.15%, 11/15/41 (Call 05/15/41)	28,582	31,137,837
5.38%, 05/15/43 (Call 11/15/42)	14,957	16,854,650
5.65%, 06/15/42 (Call 12/15/41)	12,771	14,927,418
6.38%, 06/01/37[a]	4,284	5,315,510
6.40%, 02/01/39	12,612	15,779,385
Biogen Inc.
2.90%, 09/15/20[a]	14,275	14,704,780
3.63%, 09/15/22	18,800	19,568,407
4.05%, 09/15/25 (Call 06/15/25)	22,090	23,600,899
5.20%, 09/15/45 (Call 03/15/45)[a]	21,090	23,325,694

311

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Celgene Corp.
2.88%, 08/15/20	$23,500	$24,083,380
3.25%, 08/15/22	5,976	6,101,917
3.55%, 08/15/22[a]	16,861	17,546,405
3.63%, 05/15/24 (Call 02/15/24)	15,916	16,381,922
3.88%, 08/15/25 (Call 05/15/25)[a]	21,200	22,136,058
4.63%, 05/15/44 (Call 11/15/43)	15,570	15,547,087
5.00%, 08/15/45 (Call 02/15/45)[a]	25,550	27,291,291
Gilead Sciences Inc.
2.55%, 09/01/20	33,509	34,285,132
3.25%, 09/01/22 (Call 07/01/22)	13,700	14,339,412
3.50%, 02/01/25 (Call 11/01/24)	17,597	18,310,029
3.65%, 03/01/26 (Call 12/01/25)[a]	28,012	29,545,063
3.70%, 04/01/24 (Call 01/01/24)	22,750	24,139,477
4.40%, 12/01/21 (Call 09/01/21)	14,614	16,210,886
4.50%, 04/01/21 (Call 01/01/21)	12,204	13,532,409
4.50%, 02/01/45 (Call 08/01/44)	24,593	25,119,489
4.60%, 09/01/35 (Call 03/01/35)	15,278	16,250,329
4.75%, 03/01/46 (Call 09/01/45)	25,409	27,150,800
4.80%, 04/01/44 (Call 10/01/43)[a]	19,445	20,853,565
5.65%, 12/01/41 (Call 06/01/41)	13,645	16,403,511

		671,483,460
CHEMICALS — 1.53%
CF Industries Inc.
3.45%, 06/01/23[a]	8,319	8,125,235
4.95%, 06/01/43[a]	5,746	5,099,596
5.15%, 03/15/34	12,330	11,788,291
5.38%, 03/15/44[a]	13,963	12,959,234
7.13%, 05/01/20	4,810	5,486,960

Security	Principal (000s)	Value
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	$18,722	$19,057,309
3.50%, 10/01/24 (Call 07/01/24)[a]	11,864	12,280,701
4.13%, 11/15/21 (Call 08/15/21)[a]	18,898	20,582,371
4.25%, 11/15/20 (Call 08/15/20)	15,879	17,256,503
4.38%, 11/15/42 (Call 05/15/42)	15,215	14,694,985
5.25%, 11/15/41 (Call 05/15/41)	8,338	8,850,293
7.38%, 11/01/29[a]	12,252	15,803,770
8.55%, 05/15/19	7,562	8,978,173
9.40%, 05/15/39[a]	9,976	15,266,868
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	9,303	9,469,675
3.60%, 08/15/22 (Call 05/15/22)	13,076	13,555,655
3.80%, 03/15/25 (Call 12/15/24)[a]	10,720	10,995,895
4.65%, 10/15/44 (Call 04/15/44)[a]	8,245	8,142,826
Ecolab Inc.
4.35%, 12/08/21	13,300	14,705,194
5.50%, 12/08/41	10,708	12,674,620
EI du Pont de Nemours & Co.
2.80%, 02/15/23	14,374	14,417,871
3.63%, 01/15/21[a]	15,913	16,894,570
4.15%, 02/15/43[a]	7,774	7,626,674
4.63%, 01/15/20[a]	16,623	18,150,916
LYB International Finance BV
4.00%, 07/15/23	10,386	10,917,363
4.88%, 03/15/44 (Call 09/15/43)	10,564	10,376,476
5.25%, 07/15/43[a]	7,428	7,624,209
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	14,571	12,909,262
5.00%, 04/15/19 (Call 01/15/19)	2,550	2,732,535
5.75%, 04/15/24 (Call 01/15/24)[a]	14,720	17,064,518

312

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.00%, 11/15/21 (Call 08/17/21)	$7,153	$8,252,527
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	9,359	9,438,140
4.40%, 07/15/44 (Call 01/15/44)[a]	13,250	12,595,285
4.70%, 07/15/64 (Call 01/15/64)[a]	7,735	6,756,600
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	10,240	10,896,523
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	10,817	11,191,389
Rohm & Haas Co.
7.85%, 07/15/29	8,331	11,100,911

		434,719,923
COMMERCIAL SERVICES — 0.27%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	9,557	9,829,464
3.38%, 09/15/25 (Call 06/15/25)	13,518	14,361,669
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	8,050	8,831,363
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)[a]	18,519	18,823,877
3.75%, 08/15/21 (Call 06/15/21)[a]	8,990	9,290,262
4.25%, 08/15/24 (Call 05/15/24)[a]	10,920	11,265,418
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)[a]	2,000	2,074,897
4.80%, 04/01/26 (Call 01/01/26)[a]	2,800	2,956,085

		77,433,035
COMPUTERS — 3.24%
Apple Inc.
1.55%, 02/07/20	19,488	19,491,165
2.00%, 05/06/20[a]	14,519	14,707,595

Security	Principal (000s)	Value
2.15%, 02/09/22[a]	$17,641	$17,603,276
2.25%, 02/23/21 (Call 01/23/21)[a]	32,810	33,303,863
2.40%, 05/03/23	69,620	69,490,388
2.50%, 02/09/25[a]	21,463	21,236,512
2.70%, 05/13/22[a]	14,794	15,199,977
2.85%, 05/06/21[a]	35,471	37,057,412
2.85%, 02/23/23 (Call 12/23/22)[a]	20,695	21,305,875
3.20%, 05/13/25[a]	25,957	27,083,697
3.25%, 02/23/26 (Call 11/23/25)[a]	41,780	43,366,011
3.45%, 05/06/24[a]	30,154	32,085,376
3.45%, 02/09/45[a]	19,172	17,435,927
3.85%, 05/04/43[a]	37,400	36,626,026
4.38%, 05/13/45	29,515	31,307,641
4.45%, 05/06/44[a]	12,612	13,411,581
4.50%, 02/23/36 (Call 08/23/35)	10,800	11,707,070
4.65%, 02/23/46 (Call 08/23/45)	50,920	55,899,711
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[b]	10,500	10,738,594
5.45%, 06/15/23 (Call 04/15/23)[b]	5,000	5,092,493
6.02%, 06/15/26 (Call 03/15/26)[b]	9,965	10,086,864
8.35%, 07/15/46 (Call 01/15/46)[b]	1,520	1,549,027
EMC Corp./MA
2.65%, 06/01/20[a]	26,335	24,689,062
3.38%, 06/01/23 (Call 03/01/23)[a]	12,864	10,998,720
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[a,b]	36,855	37,885,558
4.40%, 10/15/22 (Call 08/15/22)[a,b]	11,750	12,417,109
4.90%, 10/15/25 (Call 07/15/25)[a,b]	32,700	33,465,180
6.20%, 10/15/35 (Call 04/15/35)[a,b]	8,750	8,477,395

313

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.35%, 10/15/45 (Call 04/15/45)[a,b]	$20,750	$19,727,886
HP Inc.
3.75%, 12/01/20[a]	2,297	2,397,436
4.30%, 06/01/21	16,297	17,084,689
4.38%, 09/15/21[a]	8,655	9,040,712
4.65%, 12/09/21[a]	23,318	24,695,488
6.00%, 09/15/41[a]	13,077	11,676,453
International Business Machines Corp.
1.63%, 05/15/20[a]	17,927	17,909,661
1.88%, 08/01/22	3,351	3,287,187
2.25%, 02/19/21[a]	10,300	10,464,108
2.88%, 11/09/22[a]	10,175	10,546,550
3.38%, 08/01/23[a]	19,725	20,965,961
3.45%, 02/19/26[a]	18,800	19,861,848
3.63%, 02/12/24[a]	25,245	27,211,702
4.00%, 06/20/42[a]	15,129	15,496,854
4.70%, 02/19/46[a]	1,000	1,112,493
8.38%, 11/01/19[a]	8,637	10,538,406
Seagate HDD Cayman
4.75%, 06/01/23[a]	13,510	11,280,850
4.75%, 01/01/25[a]	13,971	10,687,815

		917,705,204
COSMETICS & PERSONAL CARE — 0.17%
Procter & Gamble Co. (The)
2.30%, 02/06/22[a]	16,648	16,994,748
3.10%, 08/15/23	10,504	11,208,286
5.55%, 03/05/37[a]	14,498	19,255,824

		47,458,858
DIVERSIFIED FINANCIAL SERVICES — 4.12%
American Express Co.
2.65%, 12/02/22[a]	22,303	22,310,956
4.05%, 12/03/42[a]	12,294	12,475,762
American Express Credit Corp.
2.13%, 03/18/19[a]	2,116	2,141,781
2.25%, 08/15/19	15,265	15,457,385
2.25%, 05/05/21 (Call 04/04/21)	5,150	5,150,935
2.38%, 05/26/20 (Call 04/25/20)[a]	22,495	22,769,014
Series F
2.60%, 09/14/20 (Call 08/14/20)[a]	13,779	14,044,818

Security	Principal (000s)	Value
Ameriprise Financial Inc.
4.00%, 10/15/23	$14,223	$15,205,348
5.30%, 03/15/20	3,270	3,624,009
BP Capital Markets PLC
2.52%, 01/15/20	15,855	16,170,936
Capital One Bank USA N.A.
3.38%, 02/15/23[a]	9,890	9,916,841
CME Group Inc./IL
3.00%, 09/15/22	6,098	6,341,868
3.00%, 03/15/25 (Call 12/15/24)	11,769	11,991,278
5.30%, 09/15/43 (Call 03/15/43)	9,081	11,124,663
Ford Motor Credit Co. LLC
2.60%, 11/04/19[a]	11,891	12,042,790
3.66%, 09/08/24[a]	16,400	16,678,101
4.25%, 09/20/22	11,795	12,502,700
4.38%, 08/06/23[a]	18,496	20,038,931
5.75%, 02/01/21	13,420	15,128,691
5.88%, 08/02/21	28,814	32,723,319
8.13%, 01/15/20	11,871	14,084,452
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[b]	71,464	72,809,446
3.37%, 11/15/25[a,b]	36,241	38,436,494
4.42%, 11/15/35[b]	102,372	111,474,406
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)[a]	12,839	13,127,617
3.10%, 01/09/23	17,067	17,973,379
3.15%, 09/07/22	14,685	15,464,794
3.45%, 05/15/24 (Call 02/13/24)	1,140	1,225,003
4.38%, 09/16/20[a]	11,386	12,571,703
4.63%, 01/07/21	17,438	19,579,064
4.65%, 10/17/21	13,635	15,384,432
5.30%, 02/11/21	24,603	28,222,593
5.50%, 01/08/20[a]	12,043	13,647,367
5.88%, 01/14/38	32,759	42,859,360
6.00%, 08/07/19[a]	7,466	8,522,483
6.15%, 08/07/37	17,897	24,201,449
6.88%, 01/10/39	27,381	40,026,124
Series A
5.55%, 05/04/20	938	1,070,275
6.75%, 03/15/32	42,196	58,186,761

314

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
HSBC Finance Corp.
6.68%, 01/15/21	$42,296	$47,928,592
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)[a]	11,430	11,735,763
3.75%, 12/01/25 (Call 09/01/25)	18,875	19,546,291
4.00%, 10/15/23[a]	11,575	12,345,066
Jefferies Group LLC
6.88%, 04/15/21	10,052	11,283,235
8.50%, 07/15/19[a]	12,041	13,720,935
Nomura Holdings Inc.
2.75%, 03/19/19[a]	1,880	1,906,516
6.70%, 03/04/20[a]	12,633	14,492,772
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	8,135	8,137,345
4.50%, 07/23/25 (Call 04/24/25)[a]	12,900	13,522,023
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	37,415	38,027,775
2.80%, 12/14/22 (Call 10/14/22)	29,120	30,120,671
3.15%, 12/14/25 (Call 09/14/25)[a]	48,650	50,348,775
4.15%, 12/14/35 (Call 06/14/35)[a]	18,869	20,558,670
4.30%, 12/14/45 (Call 06/14/45)[a]	42,490	46,974,560

		1,167,356,317
ELECTRIC — 1.46%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)[a]	15,221	16,592,143
5.15%, 11/15/43 (Call 05/15/43)[a]	9,469	11,181,784
6.13%, 04/01/36	16,505	21,220,962
6.50%, 09/15/37	12,401	16,623,832
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	11,836	12,926,180

Security	Principal (000s)	Value
4.63%, 12/01/54 (Call 06/01/54)	$8,615	$9,359,333
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	1,600	1,639,425
5.30%, 02/15/40	7,767	9,559,321
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)[a]	16,626	17,604,846
Duke Energy Florida LLC
6.40%, 06/15/38	14,586	20,054,499
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	10,246	10,452,536
3.40%, 04/15/26 (Call 01/15/26)	3,425	3,459,827
3.95%, 06/15/25 (Call 03/15/25)	17,800	18,684,745
4.45%, 04/15/46 (Call 10/15/45)	5,500	5,541,571
5.10%, 06/15/45 (Call 12/15/44)	4,724	5,229,158
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	4,775	4,837,743
5.60%, 06/15/42 (Call 12/15/41)[a]	5,258	5,255,699
6.25%, 10/01/39[a]	15,451	16,626,492
Georgia Power Co.
4.30%, 03/15/42	13,952	14,837,305
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)[a]	6,791	7,470,275
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22[a]	7,773	9,709,129
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	4,487	4,781,572
5.40%, 01/15/40	11,031	13,476,959
5.80%, 03/01/37	11,386	14,314,514
6.05%, 03/01/34[a]	38,700	50,599,848
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	9,496	10,924,462

315

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	$15,675	$15,738,443
2.95%, 07/01/23 (Call 05/01/23)	10,000	10,132,141
3.25%, 07/01/26 (Call 04/01/26)	14,710	14,878,110
4.40%, 07/01/46 (Call 01/01/46)	21,000	21,300,350
Virginia Electric & Power Co. Series A
3.15%, 01/15/26 (Call 10/15/25)[a]	18,875	19,538,551

		414,551,755
ELECTRONICS — 0.33%
Honeywell International Inc.
4.25%, 03/01/21	5,999	6,644,882
Koninklijke Philips NV
3.75%, 03/15/22	10,731	11,350,851
6.88%, 03/11/38	7,894	10,015,140
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	6,898	6,918,573
3.30%, 02/15/22	11,042	11,267,688
3.60%, 08/15/21 (Call 05/15/21)[a]	19,956	20,740,897
4.15%, 02/01/24 (Call 11/01/23)	16,001	17,101,453
4.50%, 03/01/21	8,906	9,659,216

		93,698,700
ENGINEERING & CONSTRUCTION — 0.11%
ABB Finance USA Inc.
2.88%, 05/08/22[a]	24,613	25,250,565
4.38%, 05/08/42[a]	4,367	4,698,857

		29,949,422
ENVIRONMENTAL CONTROL — 0.12%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)[a]	13,695	14,499,557
5.00%, 03/01/20[a]	9,032	9,954,948
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)[a]	9,024	9,321,356

		33,775,861

Security	Principal (000s)	Value
FOOD — 1.48%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	$821	$828,852
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	11,574	12,098,148
JM Smucker Co. (The)
3.50%, 10/15/21[a]	25	26,519
3.50%, 03/15/25[a]	22,615	23,916,136
Kellogg Co.
3.25%, 04/01/26	3,200	3,234,978
4.00%, 12/15/20	10,352	11,208,301
Series B
7.45%, 04/01/31	1,456	1,942,686
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[a,b]	21,900	22,444,640
3.00%, 06/01/26 (Call 03/01/26)[b]	4,330	4,280,820
3.50%, 06/06/22	22,581	23,601,611
3.50%, 07/15/22 (Call 05/15/22)[a,b]	21,345	22,298,867
3.95%, 07/15/25 (Call 04/15/25)[a,b]	12,965	13,843,307
4.38%, 06/01/46 (Call 12/01/45)[a,b]	25,025	25,330,390
5.00%, 07/15/35 (Call 01/15/35)[a,b]	10,707	11,807,881
5.00%, 06/04/42[a]	23,203	25,292,052
5.20%, 07/15/45 (Call 01/15/45)[a,b]	22,600	25,277,836
5.38%, 02/10/20	22,830	25,443,597
6.50%, 02/09/40	13,719	17,403,516
6.88%, 01/26/39	9,190	12,016,638
Kroger Co. (The)
6.15%, 01/15/20	7,977	9,097,260
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	22,074	23,982,412
6.50%, 02/09/40[a]	1,961	2,561,022
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)[a]	750	753,198

316

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.60%, 10/01/20 (Call 09/01/20)	$8,970	$9,127,719
3.30%, 07/15/26 (Call 04/15/26)[a]	4,810	4,887,657
3.75%, 10/01/25 (Call 07/01/25)[a]	10,120	10,666,808
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	15,870	16,252,826
3.95%, 08/15/24 (Call 05/15/24)[a]	15,400	16,473,982
4.50%, 06/15/22 (Call 03/15/22)	13,420	14,792,153
Unilever Capital Corp.
2.20%, 03/06/19[a]	2,061	2,108,525
4.25%, 02/10/21[a]	12,363	13,677,927
5.90%, 11/15/32	10,159	13,695,952

		420,374,216
FOREST PRODUCTS & PAPER — 0.08%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	11,625	11,932,688
4.80%, 06/15/44 (Call 12/15/43)	8,600	8,521,901
7.30%, 11/15/39	1,050	1,340,788

		21,795,377
GAS — 0.04%
Sempra Energy
6.00%, 10/15/39	10,045	12,083,879

		12,083,879
HEALTH CARE — PRODUCTS — 1.51%
Becton Dickinson and Co.
2.68%, 12/15/19	14,441	14,757,361
3.13%, 11/08/21	11,491	11,818,230
3.73%, 12/15/24 (Call 09/15/24)[a]	16,590	17,563,637
4.69%, 12/15/44 (Call 06/15/44)	16,525	18,100,884
Boston Scientific Corp.
3.85%, 05/15/25[a]	5,855	6,081,779
6.00%, 01/15/20	10,256	11,548,236
Medtronic Inc.
2.50%, 03/15/20	24,790	25,491,867
2.75%, 04/01/23 (Call 01/01/23)	1,564	1,598,641

Security	Principal (000s)	Value
3.15%, 03/15/22[a]	$33,604	$35,415,729
3.50%, 03/15/25[a]	42,394	45,211,603
3.63%, 03/15/24 (Call 12/15/23)	10,994	11,827,742
4.38%, 03/15/35	32,538	35,375,873
4.45%, 03/15/20	12,143	13,298,932
4.63%, 03/15/45	49,393	55,232,236
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)[a]	5,792	5,876,196
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)[a]	7,560	7,694,711
3.38%, 11/01/25 (Call 08/01/25)[a]	6,753	6,955,284
3.50%, 03/15/26 (Call 12/15/25)[a]	12,965	13,473,622
4.63%, 03/15/46 (Call 09/15/45)	13,925	15,020,481
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	7,165	7,201,846
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	13,495	13,653,963
3.15%, 04/01/22 (Call 02/01/22)	12,350	12,532,398
3.55%, 04/01/25 (Call 01/01/25)	30,723	31,167,015
4.45%, 08/15/45 (Call 02/15/45)[a]	10,040	10,062,790

		426,961,056
HEALTH CARE — SERVICES — 1.47%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	11,985	11,974,270
3.50%, 11/15/24 (Call 08/15/24)	11,600	11,957,498
3.95%, 09/01/20[a]	11,465	12,228,141
6.63%, 06/15/36	11,323	14,450,898
Anthem Inc.
2.25%, 08/15/19	10,295	10,356,686
3.13%, 05/15/22	14,185	14,344,183
3.30%, 01/15/23	9,575	9,721,394

317

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.50%, 08/15/24 (Call 05/15/24)[a]	$9,775	$9,966,231
4.63%, 05/15/42	12,534	12,838,361
4.65%, 01/15/43[a]	13,825	14,195,364
4.65%, 08/15/44 (Call 02/15/44)[a]	8,544	8,784,574
5.85%, 01/15/36[a]	9,582	11,077,498
6.38%, 06/15/37	5,890	7,245,883
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	10,090	10,117,672
4.00%, 02/15/22 (Call 11/15/21)[a]	9,289	9,909,455
5.38%, 02/15/42 (Call 08/15/41)	10,385	11,708,616
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)[a]	7,985	8,420,769
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)[a]	8,821	9,013,962
4.70%, 02/01/45 (Call 08/01/44)[a]	14,155	14,460,314
UnitedHealth Group Inc.
2.13%, 03/15/21	11,006	11,031,089
2.70%, 07/15/20[a]	30,479	31,470,299
2.88%, 12/15/21	7,250	7,512,655
2.88%, 03/15/22 (Call 12/15/21)	12,937	13,326,255
2.88%, 03/15/23	6,027	6,152,793
3.10%, 03/15/26[a]	13,400	13,725,029
3.35%, 07/15/22	11,567	12,176,704
3.75%, 07/15/25	26,423	28,500,918
4.25%, 03/15/43 (Call 09/15/42)	8,989	9,422,463
4.63%, 07/15/35[a]	17,410	19,567,654
4.75%, 07/15/45	21,916	24,886,797
5.80%, 03/15/36[a]	4,150	5,240,135
6.88%, 02/15/38[a]	14,714	20,843,413

		416,627,973
HOLDING COMPANIES — DIVERSIFIED — 0.05%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	13,971	13,974,211

		13,974,211

Security	Principal (000s)	Value
HOUSEWARES — 0.32%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)[a]	$12,650	$12,980,545
3.85%, 04/01/23 (Call 02/01/23)	22,700	23,641,251
4.20%, 04/01/26 (Call 01/01/26)[a]	26,575	28,135,455
5.50%, 04/01/46 (Call 10/01/45)[a]	22,680	25,925,714

		90,682,965
INSURANCE — 2.20%
Aflac Inc.
3.63%, 11/15/24[a]	12,043	12,785,651
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	10,381	10,468,299
3.30%, 03/01/21 (Call 02/01/21)[a]	21,151	21,685,173
3.38%, 08/15/20[a]	455	468,377
3.75%, 07/10/25 (Call 04/10/25)	3,675	3,692,163
3.88%, 01/15/35 (Call 07/15/34)[a]	15,623	14,304,253
3.90%, 04/01/26 (Call 01/01/26)	23,765	24,066,414
4.13%, 02/15/24	14,045	14,560,105
4.38%, 01/15/55 (Call 07/15/54)	9,976	8,937,823
4.50%, 07/16/44 (Call 01/16/44)	24,734	23,626,144
4.80%, 07/10/45 (Call 01/10/45)[a]	9,350	9,334,455
4.88%, 06/01/22	22,864	24,991,637
6.25%, 05/01/36	12,807	15,102,374
6.40%, 12/15/20[a]	1,357	1,564,390
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)[a]	5,000	5,144,494
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22[a]	14,795	15,546,627
4.25%, 01/15/21[a]	9,721	10,737,457
5.75%, 01/15/40[a]	8,988	11,412,064

318

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
2.10%, 08/14/19	$10,680	$10,898,795
2.20%, 03/15/21 (Call 02/15/21)[a]	8,150	8,285,249
2.75%, 03/15/23 (Call 01/15/23)	26,045	26,638,131
3.13%, 03/15/26 (Call 12/15/25)	38,105	39,311,621
4.50%, 02/11/43[a]	7,443	8,263,086
Chubb Corp. (The)
6.00%, 05/11/37	4,851	6,328,426
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	13,870	14,117,624
2.88%, 11/03/22 (Call 09/03/22)	16,549	17,015,708
3.15%, 03/15/25	11,375	11,750,824
3.35%, 05/03/26 (Call 02/03/26)[a]	23,075	24,149,785
4.35%, 11/03/45 (Call 05/03/45)[a]	19,085	21,109,686
Manulife Financial Corp.
4.15%, 03/04/26[a]	17,825	18,807,468
5.38%, 03/04/46	6,000	6,737,369
MetLife Inc.
3.60%, 04/10/24[a]	10,227	10,690,412
4.05%, 03/01/45[a]	16,205	15,630,124
4.13%, 08/13/42[a]	7,728	7,513,926
4.60%, 05/13/46 (Call 11/13/45)[a]	12,750	13,356,863
4.75%, 02/08/21[a]	12,061	13,358,129
4.88%, 11/13/43	14,365	15,566,629
5.70%, 06/15/35[a]	6,525	7,744,996
5.88%, 02/06/41	8,300	10,129,418
6.38%, 06/15/34	8,149	10,249,525
Series D
4.37%, 09/15/23	15,460	16,825,509
Prudential Financial Inc.
4.60%, 05/15/44[a]	12,270	12,637,845
5.70%, 12/14/36	420	481,821
7.38%, 06/15/19	9,607	11,063,628
Series D
6.63%, 12/01/37	12,295	15,321,038

Security	Principal (000s)	Value
Travelers Companies Inc. (The)
5.35%, 11/01/40	$7,925	$9,793,470
6.25%, 06/15/37	9,255	12,440,690

		624,645,695
INTERNET — 0.60%
Alphabet Inc.
3.38%, 02/25/24[a]	1,165	1,265,766
3.63%, 05/19/21[a]	2,285	2,498,054
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)[a]	20,822	21,215,452
2.60%, 12/05/19 (Call 11/05/19)	7,779	8,062,995
3.30%, 12/05/21 (Call 10/05/21)[a]	7,174	7,655,574
3.80%, 12/05/24 (Call 09/05/24)[a]	20,832	22,907,565
4.80%, 12/05/34 (Call 06/05/34)[a]	10,490	11,825,014
4.95%, 12/05/44 (Call 06/05/44)[a]	23,052	26,908,991
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	16,784	16,893,029
2.60%, 07/15/22 (Call 04/15/22)[a]	11,835	11,484,368
2.88%, 08/01/21 (Call 06/01/21)[a]	6,918	6,995,237
3.45%, 08/01/24 (Call 05/01/24)[a]	13,380	13,443,265
3.80%, 03/09/22 (Call 02/09/22)	2,750	2,854,021
4.00%, 07/15/42 (Call 01/15/42)[a]	10,897	8,769,214
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)[a,b]	6,500	6,495,081

		169,273,626
MACHINERY — 0.42%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	3,378	3,437,461

319

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	$15,620	$16,484,166
3.80%, 08/15/42[a]	24,048	23,415,350
3.90%, 05/27/21	13,147	14,335,443
5.20%, 05/27/41	9,398	10,970,294
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	11,559	11,750,115
3.90%, 06/09/42 (Call 12/09/41)[a]	15,696	16,068,571
4.38%, 10/16/19[a]	8,171	8,945,869
John Deere Capital Corp.
2.80%, 03/06/23	13,900	14,286,688

		119,693,957
MANUFACTURING — 0.64%
3M Co.
5.70%, 03/15/37	5,651	7,342,964
Eaton Corp.
2.75%, 11/02/22	20,848	21,014,861
4.15%, 11/02/42[a]	12,640	12,955,942
General Electric Co.
2.70%, 10/09/22	54,602	56,233,404
3.38%, 03/11/24[a]	9,343	9,991,635
4.13%, 10/09/42[a]	24,058	25,541,421
4.50%, 03/11/44	32,650	36,389,741
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	10,430	10,763,908

		180,233,876
MEDIA — 5.38%
21st Century Fox America Inc.
3.00%, 09/15/22	12,852	13,198,275
4.50%, 02/15/21[a]	11,188	12,296,180
6.15%, 03/01/37	2,329	2,819,389
6.15%, 02/15/41	22,981	28,134,907
6.20%, 12/15/34	14,214	17,194,608
6.40%, 12/15/35	17,005	21,243,469
6.65%, 11/15/37[a]	14,996	19,116,061
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	2,065	2,112,559
4.00%, 01/15/26 (Call 10/15/25)[a]	13,370	14,119,998
7.88%, 07/30/30	7,295	10,017,141

Security	Principal (000s)	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[a,b]	$22,260	$22,918,689
4.46%, 07/23/22 (Call 05/23/22)[a,b]	34,750	36,623,543
4.91%, 07/23/25 (Call 04/23/25)[b]	57,420	61,531,662
6.38%, 10/23/35 (Call 04/23/35)[a,b]	23,300	26,523,366
6.48%, 10/23/45 (Call 04/23/45)[a,b]	46,160	53,313,484
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	14,018	19,578,868
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	19,125	19,611,691
2.85%, 01/15/23	11,820	12,209,452
3.13%, 07/15/22[a]	14,805	15,558,392
3.15%, 03/01/26 (Call 12/01/25)[a]	16,420	17,004,417
3.38%, 02/15/25 (Call 11/15/24)	9,048	9,514,558
3.38%, 08/15/25 (Call 05/15/25)	21,960	23,056,267
3.60%, 03/01/24	17,771	19,061,516
4.20%, 08/15/34 (Call 02/15/34)	15,340	16,288,330
4.25%, 01/15/33[a]	22,026	23,578,285
4.40%, 08/15/35 (Call 02/15/35)	10,790	11,747,671
4.60%, 08/15/45 (Call 02/15/45)[a]	24,459	26,919,086
4.65%, 07/15/42	7,011	7,704,450
4.75%, 03/01/44	16,398	18,247,983
5.15%, 03/01/20[a]	11,568	12,993,573
5.65%, 06/15/35	12,002	14,794,413
6.40%, 05/15/38	5,875	7,786,301
6.40%, 03/01/40[a]	13,229	17,890,048
6.45%, 03/15/37	21,486	28,555,597

320

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.50%, 11/15/35	$14,077	$18,860,942
6.55%, 07/01/39	16,403	22,192,819
6.95%, 08/15/37	20,121	28,248,795
7.05%, 03/15/33[a]	11,960	16,370,034
Discovery Communications LLC
4.88%, 04/01/43[a]	10,234	9,052,270
5.05%, 06/01/20[a]	15,715	17,055,843
6.35%, 06/01/40	9,860	9,947,522
Historic TW Inc.
6.63%, 05/15/29	15,471	19,338,300
NBCUniversal Media LLC
2.88%, 01/15/23[a]	8,330	8,569,193
4.38%, 04/01/21	23,502	26,010,303
4.45%, 01/15/43[a]	11,243	12,070,704
5.15%, 04/30/20	25,337	28,503,887
5.95%, 04/01/41	16,874	21,463,404
6.40%, 04/30/40	8,693	11,627,740
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	8,918	9,269,367
4.50%, 09/15/42 (Call 03/15/42)[a]	10,030	8,942,188
5.00%, 02/01/20	21,711	23,316,270
5.50%, 09/01/41 (Call 03/01/41)	17,683	17,898,729
5.88%, 11/15/40 (Call 05/15/40)	20,191	21,068,919
6.55%, 05/01/37	19,554	22,052,614
6.75%, 06/15/39	16,753	19,188,131
7.30%, 07/01/38[a]	18,276	22,015,498
Time Warner Entertainment Co. LP
8.38%, 03/15/23	12,955	16,529,297
8.38%, 07/15/33	7,805	10,166,628
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	7,300	7,167,205
3.55%, 06/01/24 (Call 03/01/24)	13,475	14,001,763
3.60%, 07/15/25 (Call 04/15/25)	24,100	24,890,960
4.70%, 01/15/21[a]	11,303	12,453,598
4.75%, 03/29/21	14,010	15,463,881

Security	Principal (000s)	Value
4.85%, 07/15/45 (Call 01/15/45)	$7,000	$7,372,957
4.88%, 03/15/20	8,284	9,090,775
6.10%, 07/15/40	9,570	11,323,516
6.25%, 03/29/41	18,870	22,945,550
6.50%, 11/15/36	16,548	20,053,181
7.63%, 04/15/31[a]	12,504	16,599,641
7.70%, 05/01/32	24,650	32,765,828
Verizon Communications Inc.
4.52%, 09/15/48	52,450	52,665,596
4.67%, 03/15/55	59,275	57,976,688
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)[a]	16,025	16,382,966
4.38%, 03/15/43	21,120	16,293,907
5.85%, 09/01/43 (Call 03/01/43)[a]	16,617	15,790,848
6.88%, 04/30/36	8,794	9,292,574
Walt Disney Co. (The)
1.85%, 05/30/19[a]	8,313	8,435,047
2.15%, 09/17/20	6,400	6,530,774
2.30%, 02/12/21	6,455	6,612,630
2.35%, 12/01/22[a]	9,827	9,974,374
2.75%, 08/16/21	8,608	9,012,981
3.00%, 02/13/26[a]	14,200	14,881,641
3.15%, 09/17/25[a]	9,050	9,656,460
4.13%, 06/01/44[a]	14,662	15,864,624

		1,526,523,591
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)[a]	14,237	14,384,390
3.25%, 06/15/25 (Call 03/15/25)	11,497	12,106,051

		26,490,441
MINING — 1.14%
Barrick Gold Corp.
5.25%, 04/01/42[a]	6,750	6,171,790
Barrick North America Finance LLC
4.40%, 05/30/21	15,677	16,380,828
5.70%, 05/30/41	11,595	10,810,499
5.75%, 05/01/43	14,436	14,103,260

321

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	$7,830	$7,395,435
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	9,618	9,728,809
3.25%, 11/21/21[a]	14,336	14,812,261
3.85%, 09/30/23[a]	21,152	22,077,186
4.13%, 02/24/42	11,615	11,011,126
5.00%, 09/30/43[a]	30,115	31,911,866
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	13,095	12,848,928
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	24,017	24,038,901
4.88%, 03/15/42 (Call 09/15/41)[a]	9,496	8,481,269
5.13%, 10/01/19[a]	250	268,144
6.25%, 10/01/39	7,849	8,080,000
Rio Tinto Alcan Inc.
6.13%, 12/15/33	3,850	4,338,280
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	8,202	8,510,687
3.75%, 09/20/21[a]	16,880	17,641,080
3.75%, 06/15/25 (Call 03/15/25)[a]	17,616	17,524,767
4.13%, 05/20/21[a]	10,038	10,668,624
5.20%, 11/02/40[a]	14,055	14,575,950
7.13%, 07/15/28[a]	6,048	7,417,393
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	16,597	16,330,872
3.50%, 03/22/22 (Call 12/22/21)[a]	13,530	13,754,023
4.13%, 08/21/42 (Call 02/21/42)[a]	15,494	14,162,549

		323,044,527
OFFICE & BUSINESS EQUIPMENT — 0.05%
Xerox Corp.
4.50%, 05/15/21[a]	15,462	15,361,444

		15,361,444
OIL & GAS — 6.95%
Anadarko Finance Co.
7.50%, 05/01/31	10,085	11,419,063

Security	Principal (000s)	Value
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	$9,920	$10,299,759
5.55%, 03/15/26 (Call 12/15/25)[a]	10,900	11,627,512
6.20%, 03/15/40	9,121	9,427,882
6.45%, 09/15/36	18,789	20,007,198
6.60%, 03/15/46 (Call 09/15/45)[a]	16,865	18,733,551
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	15,117	15,053,956
4.25%, 01/15/44 (Call 07/15/43)	13,024	11,724,787
4.75%, 04/15/43 (Call 10/15/42)	10,419	9,969,587
5.10%, 09/01/40 (Call 03/01/40)	21,115	20,827,407
6.00%, 01/15/37	13,295	14,298,033
BP Capital Markets PLC
2.24%, 05/10/19	2,871	2,905,875
2.32%, 02/13/20[a]	21,562	21,829,207
2.50%, 11/06/22[a]	17,513	17,310,520
2.75%, 05/10/23[a]	23,376	23,048,650
3.06%, 03/17/22[a]	10,930	11,178,965
3.25%, 05/06/22	26,003	26,785,048
3.51%, 03/17/25[a]	14,595	15,073,969
3.54%, 11/04/24	12,863	13,294,145
3.56%, 11/01/21[a]	18,929	19,997,419
3.81%, 02/10/24[a]	3,938	4,136,001
3.99%, 09/26/23	3,440	3,660,182
4.50%, 10/01/20	15,937	17,436,817
4.74%, 03/11/21	18,933	21,034,266
Canadian Natural Resources Ltd.
6.25%, 03/15/38	12,748	12,332,002
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)[a]	22,309	22,387,202
2.10%, 05/16/21 (Call 04/15/21)	10,000	10,006,529
2.19%, 11/15/19 (Call 10/15/19)	5,913	6,003,500
2.36%, 12/05/22 (Call 09/05/22)	20,633	20,405,278

322

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.42%, 11/17/20 (Call 10/17/20)	$17,645	$17,919,969
2.43%, 06/24/20 (Call 05/24/20)	14,014	14,244,184
2.57%, 05/16/23 (Call 03/16/23)	5,000	4,979,008
2.95%, 05/16/26 (Call 02/16/26)	17,100	17,195,014
3.19%, 06/24/23 (Call 03/24/23)[a]	28,430	29,560,445
3.33%, 11/17/25 (Call 08/17/25)[a]	13,090	13,596,709
ConocoPhillips
6.00%, 01/15/20[a]	12,478	13,981,321
6.50%, 02/01/39	37,609	46,477,198
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	2,240	2,226,421
2.40%, 12/15/22 (Call 09/15/22)[a]	11,325	10,885,211
2.88%, 11/15/21 (Call 09/15/21)	9,400	9,397,410
3.35%, 11/15/24 (Call 08/15/24)[a]	20,461	20,572,443
4.20%, 03/15/21 (Call 02/15/21)[a]	8,450	8,959,640
4.30%, 11/15/44 (Call 05/15/44)[a]	9,815	9,391,132
4.95%, 03/15/26 (Call 12/15/25)[a]	15,500	17,024,805
ConocoPhillips Holding Co.
6.95%, 04/15/29	13,756	16,448,053
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	14,352	12,995,235
4.75%, 05/15/42 (Call 11/15/41)	9,383	7,693,392
5.00%, 06/15/45 (Call 12/15/44)	4,400	3,726,280
5.60%, 07/15/41 (Call 01/15/41)	19,968	17,513,755
5.85%, 12/15/25 (Call 09/15/25)[a]	9,300	9,675,380
7.95%, 04/15/32	12,169	13,098,460

Security	Principal (000s)	Value
Devon Financing Co. LLC
7.88%, 09/30/31	$13,913	$14,859,474
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	19,572	19,105,456
4.10%, 02/01/21	11,396	12,128,928
4.15%, 01/15/26 (Call 10/15/25)[a]	3,800	4,040,740
5.63%, 06/01/19[a]	11,769	12,893,782
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)[a]	11,525	11,599,532
2.22%, 03/01/21 (Call 02/01/21)	35,740	36,228,387
2.40%, 03/06/22 (Call 01/06/22)	17,800	17,998,493
2.71%, 03/06/25 (Call 12/06/24)	23,602	23,902,156
2.73%, 03/01/23 (Call 01/01/23)[a]	14,550	14,836,239
3.04%, 03/01/26 (Call 12/01/25)[a]	28,635	29,481,012
3.18%, 03/15/24 (Call 12/15/23)[a]	11,535	12,095,426
3.57%, 03/06/45 (Call 09/06/44)[a]	14,380	13,995,401
4.11%, 03/01/46 (Call 09/01/45)[a]	28,310	30,064,405
Hess Corp.
5.60%, 02/15/41	14,174	13,678,084
6.00%, 01/15/40	10,733	10,565,944
7.30%, 08/15/31	10,613	11,549,798
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	18,363	18,236,484
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	11,740	10,101,706
3.85%, 06/01/25 (Call 03/01/25)[a]	10,484	9,148,574
6.60%, 10/01/37	9,256	8,866,937
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	11,400	10,668,976

323

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.75%, 09/15/44 (Call 03/15/44)	$11,392	$9,144,496
5.13%, 03/01/21[a]	15,980	17,247,177
6.50%, 03/01/41 (Call 09/01/40)[a]	6,525	6,467,763
Nexen Energy ULC
5.88%, 03/10/35	10,523	11,839,655
6.40%, 05/15/37	13,880	16,547,536
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	10,260	10,433,243
5.05%, 11/15/44 (Call 05/15/44)	10,135	9,653,321
5.25%, 11/15/43 (Call 05/15/43)	15,320	14,604,349
6.00%, 03/01/41 (Call 09/01/40)	10,525	10,576,327
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	4,070	4,078,373
2.70%, 02/15/23 (Call 11/15/22)	13,106	13,002,452
3.13%, 02/15/22 (Call 11/15/21)	11,238	11,608,531
3.40%, 04/15/26 (Call 01/15/26)	10,640	10,827,284
3.50%, 06/15/25 (Call 03/15/25)[a]	9,350	9,620,826
4.40%, 04/15/46 (Call 10/15/45)	10,530	10,950,368
4.63%, 06/15/45 (Call 12/15/44)[a]	11,655	12,453,172
Series 1
4.10%, 02/01/21 (Call 11/01/20)[a]	13,720	14,857,553
Petro-Canada
6.80%, 05/15/38	11,772	13,972,927
Phillips 66
4.30%, 04/01/22	16,594	17,774,481
4.65%, 11/15/34 (Call 05/15/34)	7,050	7,136,386
4.88%, 11/15/44 (Call 05/15/44)[a]	21,215	21,913,845
5.88%, 05/01/42	20,650	23,219,820

Security	Principal (000s)	Value
Shell International Finance BV
1.88%, 05/10/21	$11,850	$11,664,947
2.13%, 05/11/20[a]	24,992	25,095,342
2.25%, 11/10/20	8,835	8,903,843
2.25%, 01/06/23[a]	16,042	15,699,733
2.38%, 08/21/22	13,801	13,748,698
2.88%, 05/10/26	16,500	16,322,419
3.25%, 05/11/25[a]	37,459	38,211,844
3.40%, 08/12/23[a]	9,908	10,436,720
4.00%, 05/10/46	17,025	16,631,775
4.13%, 05/11/35[a]	24,778	25,357,622
4.30%, 09/22/19	20,896	22,564,991
4.38%, 03/25/20	18,755	20,401,740
4.38%, 05/11/45[a]	38,918	40,096,200
4.55%, 08/12/43	18,609	19,563,519
5.50%, 03/25/40	12,566	14,740,615
6.38%, 12/15/38[a]	27,627	35,249,264
Statoil ASA
2.25%, 11/08/19	8,470	8,606,493
2.45%, 01/17/23[a]	17,855	17,624,476
2.65%, 01/15/24	11,349	11,262,218
2.75%, 11/10/21	1,880	1,912,276
2.90%, 11/08/20	9,377	9,642,344
3.15%, 01/23/22[a]	10,792	11,132,163
3.70%, 03/01/24[a]	9,420	9,971,430
3.95%, 05/15/43	7,317	7,130,374
4.80%, 11/08/43[a]	9,931	11,025,908
5.10%, 08/17/40	8,252	9,453,840
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)[a]	11,609	11,772,093
6.50%, 06/15/38[a]	12,185	14,419,177
6.85%, 06/01/39	7,670	9,226,027
Total Capital Canada Ltd.
2.75%, 07/15/23	11,342	11,356,869
Total Capital International SA
2.10%, 06/19/19[a]	17,200	17,391,601
2.70%, 01/25/23[a]	10,441	10,433,655
2.75%, 06/19/21	10,150	10,392,739
2.88%, 02/17/22	19,446	19,873,390
3.70%, 01/15/24[a]	6,400	6,808,564
3.75%, 04/10/24[a]	13,247	14,087,853
Total Capital SA
4.45%, 06/24/20	9,506	10,386,523

324

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Valero Energy Corp.
6.13%, 02/01/20[a]	$9,779	$10,898,287
6.63%, 06/15/37[a]	17,893	18,581,186
7.50%, 04/15/32[a]	8,826	10,087,821

		1,971,918,173
OIL & GAS SERVICES — 0.73%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	9,413	9,750,023
5.13%, 09/15/40	17,797	19,024,021
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	13,756	13,919,666
3.80%, 11/15/25 (Call 08/15/25)[a]	23,615	23,778,203
4.75%, 08/01/43 (Call 02/01/43)[a]	8,730	8,677,957
4.85%, 11/15/35 (Call 05/15/35)	16,050	16,463,390
5.00%, 11/15/45 (Call 05/15/45)[a]	24,100	24,739,361
6.15%, 09/15/19	13,716	15,444,877
6.70%, 09/15/38	9,165	11,043,164
7.45%, 09/15/39[a]	12,366	16,348,806
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	20,651	18,348,143
3.95%, 12/01/42 (Call 06/01/42)[a]	13,074	9,663,510
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	18,452	19,434,625

		206,635,746
PHARMACEUTICALS — 5.89%
Abbott Laboratories
2.00%, 03/15/20[a]	13,989	13,892,627
2.55%, 03/15/22	11,483	11,553,320
2.95%, 03/15/25 (Call 12/15/24)[a]	9,395	9,375,645
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	13,195	13,124,358

Security	Principal (000s)	Value
2.50%, 05/14/20 (Call 04/14/20)[a]	$38,797	$39,177,812
2.85%, 05/14/23 (Call 03/14/23)	10,000	9,919,913
2.90%, 11/06/22[a]	44,539	44,585,347
3.20%, 11/06/22 (Call 09/06/22)[a]	11,418	11,654,494
3.20%, 05/14/26 (Call 02/14/26)	16,005	15,901,129
3.60%, 05/14/25 (Call 02/14/25)[a]	49,195	50,595,734
4.30%, 05/14/36 (Call 11/14/35)	10,000	9,913,209
4.40%, 11/06/42	30,797	30,229,963
4.45%, 05/14/46 (Call 11/14/45)	16,035	15,922,375
4.50%, 05/14/35 (Call 11/14/34)[a]	28,740	29,230,491
4.70%, 05/14/45 (Call 11/14/44)[a]	37,270	37,834,011
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	42,168	42,761,578
3.45%, 03/15/22 (Call 01/15/22)[a]	44,239	44,968,581
3.80%, 03/15/25 (Call 12/15/24)[a]	53,234	53,826,627
3.85%, 06/15/24 (Call 03/15/24)	18,500	18,877,470
4.55%, 03/15/35 (Call 09/15/34)	23,760	23,440,922
4.75%, 03/15/45 (Call 09/15/44)[a]	29,565	29,099,481
4.85%, 06/15/44 (Call 12/15/43)	20,969	20,989,120
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	26,158	26,295,486
4.63%, 10/01/42 (Call 04/01/42)	6,244	6,096,240
AstraZeneca PLC
1.95%, 09/18/19[a]	12,727	12,796,707
2.38%, 11/16/20	18,642	18,845,017
3.38%, 11/16/25[a]	20,950	21,562,456

325

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.00%, 09/18/42[a]	$16,262	$16,118,776
4.38%, 11/16/45[a]	13,910	14,523,901
6.45%, 09/15/37[a]	34,090	44,856,553
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[a,b]	14,130	14,087,501
3.60%, 06/23/22 (Call 04/23/22)[b]	815	825,334
4.00%, 06/23/25 (Call 03/23/25)[b]	26,775	27,117,787
5.25%, 06/23/45 (Call 12/23/44)[b]	10,365	10,617,766
Bristol-Myers Squibb Co.
2.00%, 08/01/22	12,738	12,699,674
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)[a]	14,250	14,710,844
3.70%, 03/01/45 (Call 09/01/44)[a]	10,463	10,466,474
Express Scripts Holding Co.
2.25%, 06/15/19	15,131	15,257,288
3.50%, 06/15/24 (Call 03/15/24)	15,762	15,937,236
3.90%, 02/15/22	19,802	20,752,108
4.50%, 02/25/26 (Call 11/25/25)[a]	13,150	14,107,187
4.75%, 11/15/21	11,286	12,424,285
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	16,324	16,818,330
6.38%, 05/15/38	34,384	46,980,434
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	28,820	29,765,405
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)[a]	14,385	14,394,205
2.45%, 03/01/26 (Call 12/01/25)[a]	21,826	21,750,024
3.38%, 12/05/23	7,661	8,337,236
3.55%, 03/01/36 (Call 09/01/35)[a]	12,650	13,212,695
3.70%, 03/01/46 (Call 09/01/45)	28,550	30,228,497
4.38%, 12/05/33 (Call 06/05/33)[a]	11,920	13,716,100
5.95%, 08/15/37[a]	9,474	13,248,152

Security	Principal (000s)	Value
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	$7,866	$8,373,420
4.88%, 03/15/44 (Call 09/15/43)[a]	14,804	16,304,131
Mead Johnson Nutrition Co.
3.00%, 11/15/20	13,770	14,135,164
4.13%, 11/15/25 (Call 08/15/25)[a]	9,070	9,636,925
Merck & Co. Inc.
1.85%, 02/10/20[a]	14,835	15,034,430
2.35%, 02/10/22[a]	17,345	17,533,779
2.40%, 09/15/22 (Call 06/15/22)[a]	13,196	13,309,813
2.75%, 02/10/25 (Call 11/10/24)[a]	29,318	29,860,204
2.80%, 05/18/23	24,087	24,774,580
3.70%, 02/10/45 (Call 08/10/44)[a]	23,512	23,535,860
3.88%, 01/15/21 (Call 10/15/20)[a]	12,679	13,744,503
4.15%, 05/18/43	20,371	21,717,236
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	12,007	13,285,170
Novartis Capital Corp.
2.40%, 09/21/22[a]	5,245	5,324,796
3.00%, 11/20/25 (Call 08/20/25)[a]	23,650	24,508,909
3.40%, 05/06/24	28,475	30,318,762
4.00%, 11/20/45 (Call 05/20/45)[a]	22,320	24,060,897
4.40%, 04/24/20	10,062	11,100,003
4.40%, 05/06/44	23,333	26,812,111
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	7,290	7,276,002
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	3,721	3,658,717
Pfizer Inc.
2.10%, 05/15/19	7,170	7,300,483
3.00%, 06/15/23[a]	14,683	15,329,595
3.40%, 05/15/24[a]	8,540	9,101,975
4.30%, 06/15/43[a]	8,425	9,153,063
7.20%, 03/15/39	33,234	48,817,386

326

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Sanofi
4.00%, 03/29/21	$26,351	$28,681,698
Wyeth LLC
5.95%, 04/01/37[a]	22,470	29,035,658
6.50%, 02/01/34	8,495	11,293,213
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	24,005	24,028,376
4.50%, 11/13/25 (Call 08/13/25)[a]	5,950	6,375,041
4.70%, 02/01/43 (Call 08/01/42)	10,780	10,552,081

		1,669,397,886
PIPELINES — 2.71%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	12,480	12,546,486
4.50%, 06/01/25 (Call 03/01/25)	10,111	10,438,917
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	5,344	4,835,211
4.05%, 03/15/25 (Call 12/15/24)[a]	14,405	13,201,596
4.15%, 10/01/20 (Call 08/01/20)[a]	12,570	12,350,171
4.65%, 06/01/21 (Call 03/01/21)[a]	12,483	12,350,666
4.75%, 01/15/26 (Call 10/15/25)	20,245	19,340,032
5.15%, 03/15/45 (Call 09/15/44)[a]	11,695	9,848,350
5.20%, 02/01/22 (Call 11/01/21)[a]	12,455	12,522,313
6.13%, 12/15/45 (Call 06/15/45)	10,000	9,415,263
6.50%, 02/01/42 (Call 08/01/41)	7,360	7,111,937
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)[a]	12,800	12,997,970
3.35%, 03/15/23 (Call 12/15/22)	22,777	23,112,116

Security	Principal (000s)	Value
3.70%, 02/15/26 (Call 11/15/25)[a]	$12,570	$12,713,280
3.75%, 02/15/25 (Call 11/15/24)	6,552	6,687,873
3.90%, 02/15/24 (Call 11/15/23)	8,690	8,996,761
3.95%, 02/15/27 (Call 11/15/26)	1,170	1,207,060
4.45%, 02/15/43 (Call 08/15/42)	10,938	10,190,686
4.85%, 08/15/42 (Call 02/15/42)	10,397	10,187,909
4.85%, 03/15/44 (Call 09/15/43)	19,160	18,864,432
4.90%, 05/15/46 (Call 11/15/45)	11,770	11,750,806
5.10%, 02/15/45 (Call 08/15/44)[a]	11,894	12,146,777
5.20%, 09/01/20	9,793	10,817,140
5.95%, 02/01/41[a]	11,985	13,145,572
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	692	683,603
3.50%, 03/01/21 (Call 01/01/21)	13,262	12,932,238
3.95%, 09/01/22 (Call 06/01/22)	12,901	12,702,993
5.50%, 03/01/44 (Call 09/01/43)	11,636	10,554,429
6.95%, 01/15/38	15,719	16,242,295
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	11,540	11,337,945
4.30%, 06/01/25 (Call 03/01/25)[a]	19,400	19,003,885
5.05%, 02/15/46 (Call 08/15/45)[a]	12,060	10,609,107
5.30%, 12/01/34 (Call 06/01/34)	9,104	8,232,700
5.55%, 06/01/45 (Call 12/01/44)	21,525	19,851,390
7.75%, 01/15/32	10,269	11,055,497
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)[b]	8,000	7,560,000

327

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.88%, 12/01/24 (Call 09/01/24)[b]	$19,050	$18,002,250
4.88%, 06/01/25 (Call 03/01/25)[b]	9,950	9,402,750
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	14,451	13,757,387
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	12,380	10,969,124
3.65%, 06/01/22 (Call 03/01/22)	8,861	8,308,407
4.65%, 10/15/25 (Call 07/15/25)[a]	8,570	8,109,878
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)[a]	11,463	11,700,284
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	14,645	15,757,099
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	12,060	10,795,391
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	18,819	18,201,289
3.80%, 10/01/20[a]	7,938	8,289,014
4.63%, 03/01/34 (Call 12/01/33)	15,264	15,538,654
4.88%, 01/15/26 (Call 10/15/25)[a]	9,605	10,550,406
6.10%, 06/01/40	7,292	8,361,736
6.20%, 10/15/37[a]	13,110	14,990,904
7.63%, 01/15/39	16,871	22,514,393
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)[b]	3,300	3,968,236
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	13,806	11,812,759

Security	Principal (000s)	Value
3.60%, 03/15/22 (Call 01/15/22)	$22,450	$19,721,203
3.90%, 01/15/25 (Call 10/15/24)	16,986	14,585,255
4.00%, 09/15/25 (Call 06/15/25)[a]	3,565	3,072,158
4.30%, 03/04/24 (Call 12/04/23)	15,020	13,379,816
5.10%, 09/15/45 (Call 03/15/45)	9,295	7,505,155
5.25%, 03/15/20	24,568	24,634,948
6.30%, 04/15/40	13,928	12,692,401
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	15,750	14,413,455
4.88%, 03/15/24 (Call 03/15/19)	13,575	12,228,812
6.13%, 07/15/22 (Call 01/15/17)	6,570	6,455,025

		767,263,595
REAL ESTATE — 0.03%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)[a]	9,200	9,626,230

		9,626,230
REAL ESTATE INVESTMENT TRUSTS — 1.03%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)[a]	8,525	8,614,524
3.30%, 02/15/21 (Call 01/15/21)[a]	4,729	4,852,159
3.50%, 01/31/23[a]	12,196	12,432,211
4.00%, 06/01/25 (Call 03/01/25)	10,727	11,168,974
4.70%, 03/15/22	2,100	2,271,935
5.00%, 02/15/24[a]	16,831	18,606,539
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	6,475	6,753,922
3.85%, 02/01/23 (Call 11/01/22)	13,233	14,023,074
4.13%, 05/15/21 (Call 02/15/21)	10,121	10,932,765

328

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)[a]	$605	$622,433
4.88%, 04/15/22	7,300	7,929,990
5.25%, 01/15/23[a]	23,750	26,356,563
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	8,925	9,563,660
4.63%, 12/15/21 (Call 09/15/21)	11,261	12,622,198
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[a]	10,526	10,460,757
3.88%, 08/15/24 (Call 05/17/24)	13,490	13,346,317
4.00%, 06/01/25 (Call 03/01/25)	3,875	3,845,650
4.25%, 11/15/23 (Call 08/15/23)[a]	10,278	10,531,911
5.38%, 02/01/21 (Call 11/03/20)[a]	18,020	19,861,285
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)[a]	6,200	6,766,351
Simon Property Group LP
3.30%, 01/15/26 (Call 10/15/25)[a]	2,800	2,903,928
3.38%, 10/01/24 (Call 07/01/24)[a]	15,759	16,533,854
4.38%, 03/01/21 (Call 12/01/20)	14,259	15,706,885
5.65%, 02/01/20 (Call 11/01/19)	13,471	15,120,649
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)[a]	10,000	10,235,869
Weyerhaeuser Co.
7.38%, 03/15/32[a]	16,014	20,193,459

		292,257,862
RETAIL — 4.44%
Costco Wholesale Corp.
1.70%, 12/15/19	12,883	12,868,134

Security	Principal (000s)	Value
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	$10,000	$9,948,301
2.25%, 08/12/19 (Call 07/12/19)	14,064	14,304,933
2.75%, 12/01/22 (Call 09/01/22)[a]	18,608	18,740,109
2.80%, 07/20/20 (Call 06/20/20)[a]	37,465	38,526,994
2.88%, 06/01/26 (Call 03/01/26)	8,000	7,960,464
3.50%, 07/20/22 (Call 05/20/22)[a]	22,620	23,862,612
3.88%, 07/20/25 (Call 04/20/25)[a]	36,621	39,483,931
4.00%, 12/05/23 (Call 09/05/23)	15,643	17,024,263
4.88%, 07/20/35 (Call 01/20/35)	24,113	27,261,295
5.13%, 07/20/45 (Call 01/20/45)[a]	38,860	44,981,760
5.30%, 12/05/43 (Call 06/05/43)	11,500	13,598,219
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[a]	11,048	11,271,673
2.00%, 04/01/21 (Call 03/01/21)[a]	15,350	15,485,513
2.63%, 06/01/22 (Call 05/01/22)	15,204	15,622,107
2.70%, 04/01/23 (Call 01/01/23)	11,543	11,844,125
3.00%, 04/01/26 (Call 01/01/26)[a]	17,700	18,334,288
3.35%, 09/15/25 (Call 06/15/25)	14,400	15,429,378
3.75%, 02/15/24 (Call 11/15/23)[a]	15,341	16,842,178
4.20%, 04/01/43 (Call 10/01/42)	12,628	13,477,199
4.25%, 04/01/46 (Call 10/01/45)	21,080	22,911,570
4.40%, 04/01/21 (Call 01/01/21)	15,468	17,243,796

329

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.40%, 03/15/45 (Call 09/15/44)	$13,865	$15,313,848
4.88%, 02/15/44 (Call 08/15/43)	13,270	15,575,137
5.88%, 12/16/36	37,952	49,537,398
5.95%, 04/01/41 (Call 10/01/40)	4,602	6,087,081
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	17,580	17,377,292
3.12%, 04/15/22 (Call 01/15/22)	6,844	7,199,562
3.38%, 09/15/25 (Call 06/15/25)	14,485	15,390,763
3.70%, 04/15/46 (Call 10/15/45)	11,050	10,763,999
4.38%, 09/15/45 (Call 03/15/45)	12,500	13,518,709
4.65%, 04/15/42 (Call 10/15/41)	5,606	6,268,259
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[a]	9,190	8,447,435
McDonald’s Corp.
2.63%, 01/15/22[a]	10,123	10,285,430
2.75%, 12/09/20 (Call 11/09/20)	12,225	12,582,515
3.70%, 01/30/26 (Call 10/30/25)	22,930	24,388,167
4.70%, 12/09/35 (Call 06/09/35)	12,327	13,369,562
4.88%, 12/09/45 (Call 06/09/45)	15,534	17,267,826
6.30%, 10/15/37	13,576	17,109,491
6.30%, 03/01/38	8,800	11,106,604
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	5,000	5,072,693
Target Corp.
2.30%, 06/26/19	11,264	11,570,424
2.50%, 04/15/26	13,050	12,946,786
2.90%, 01/15/22[a]	14,564	15,218,679
3.50%, 07/01/24	15,000	16,316,752
3.63%, 04/15/46	10,215	9,998,220

Security	Principal (000s)	Value
3.88%, 07/15/20[a]	$4,606	$4,986,363
4.00%, 07/01/42[a]	19,693	20,395,944
6.50%, 10/15/37	1,000	1,370,017
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	21,649	22,165,565
3.25%, 10/25/20[a]	15,768	16,867,810
3.30%, 04/22/24 (Call 01/22/24)[a]	22,434	24,088,857
3.63%, 07/08/20[a]	12,391	13,397,110
4.00%, 04/11/43 (Call 10/11/42)	9,915	10,464,457
4.25%, 04/15/21[a]	17,094	19,059,810
4.30%, 04/22/44 (Call 10/22/43)[a]	11,243	12,435,191
4.75%, 10/02/43 (Call 04/02/43)[a]	10,512	12,307,430
4.88%, 07/08/40[a]	9,244	10,885,462
5.00%, 10/25/40	14,288	17,147,249
5.25%, 09/01/35	30,139	38,015,689
5.63%, 04/01/40	19,475	25,020,348
5.63%, 04/15/41[a]	21,683	27,925,390
5.88%, 04/05/27	5,979	7,699,329
6.20%, 04/15/38	24,271	33,054,561
6.50%, 08/15/37	38,985	54,534,542
7.55%, 02/15/30	15,252	22,679,922
Walgreen Co.
3.10%, 09/15/22	6,509	6,569,201
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	13,025	13,300,979
3.30%, 11/18/21 (Call 09/18/21)	21,000	21,659,799
3.80%, 11/18/24 (Call 08/18/24)[a]	28,825	29,808,728
4.80%, 11/18/44 (Call 05/18/44)	22,315	22,996,636

		1,258,571,863
SEMICONDUCTORS — 1.10%
Applied Materials Inc.
4.30%, 06/15/21	10,149	11,097,487
Intel Corp.
2.45%, 07/29/20	29,310	30,129,446

330

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.60%, 05/19/26 (Call 02/19/26)	$5,000	$4,973,495
2.70%, 12/15/22[a]	15,497	16,006,228
3.10%, 07/29/22	7,215	7,601,659
3.30%, 10/01/21[a]	27,178	28,955,012
3.70%, 07/29/25 (Call 04/29/25)[a]	24,920	27,280,330
4.00%, 12/15/32	10,749	11,333,517
4.10%, 05/19/46 (Call 11/19/45)	7,000	7,018,589
4.25%, 12/15/42	10,083	10,379,222
4.80%, 10/01/41[a]	18,609	20,637,288
4.90%, 07/29/45 (Call 01/29/45)[a]	21,084	23,680,362
QUALCOMM Inc.
2.25%, 05/20/20	22,989	23,410,949
3.00%, 05/20/22	23,059	23,871,009
3.45%, 05/20/25 (Call 02/20/25)[a]	23,633	24,565,502
4.65%, 05/20/35 (Call 11/20/34)[a]	15,720	16,501,892
4.80%, 05/20/45 (Call 11/20/44)	17,275	17,474,402
Texas Instruments Inc.
1.65%, 08/03/19	7,995	8,028,369

		312,944,758
SOFTWARE — 3.02%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	10,630	10,761,927
3.63%, 10/15/20 (Call 09/15/20)	23,700	24,744,810
5.00%, 10/15/25 (Call 07/15/25)	15,175	16,895,728
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	5,100	5,210,504
3.85%, 06/01/25 (Call 03/01/25)	15,000	15,813,513
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)[a]	18,228	18,484,586

Security	Principal (000s)	Value
2.00%, 11/03/20 (Call 10/03/20)	$27,430	$27,917,412
2.13%, 11/15/22[a]	13,127	13,195,310
2.38%, 02/12/22 (Call 01/12/22)[a]	19,920	20,347,505
2.38%, 05/01/23 (Call 02/01/23)	15,940	16,157,991
2.65%, 11/03/22 (Call 09/03/22)	14,750	15,223,218
2.70%, 02/12/25 (Call 11/12/24)[a]	30,632	31,202,904
3.00%, 10/01/20[a]	13,763	14,660,016
3.13%, 11/03/25 (Call 08/03/25)	24,536	25,805,367
3.50%, 02/12/35 (Call 08/12/34)[a]	23,232	23,487,780
3.50%, 11/15/42	9,632	9,245,134
3.63%, 12/15/23 (Call 09/15/23)	17,997	19,679,657
3.75%, 02/12/45 (Call 08/12/44)	17,835	17,837,347
4.00%, 02/12/55 (Call 08/12/54)	16,425	16,185,333
4.20%, 06/01/19	7,933	8,607,574
4.20%, 11/03/35 (Call 05/03/35)[a]	13,975	15,507,859
4.45%, 11/03/45 (Call 05/03/45)	43,280	48,002,034
4.50%, 10/01/40[a]	12,050	13,466,985
4.75%, 11/03/55 (Call 05/03/55)[a]	9,530	10,689,108
5.20%, 06/01/39[a]	12,719	15,427,936
5.30%, 02/08/41[a]	14,818	18,343,967
Oracle Corp.
2.25%, 10/08/19[a]	29,661	30,398,886
2.50%, 05/15/22 (Call 03/15/22)	29,188	29,583,786
2.50%, 10/15/22	33,895	34,250,206
2.80%, 07/08/21[a]	19,177	19,891,477
2.95%, 05/15/25 (Call 02/15/25)[a]	30,940	31,602,200
3.40%, 07/08/24 (Call 04/08/24)	22,058	23,411,380
3.63%, 07/15/23[a]	14,943	16,106,541

331

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.88%, 07/15/20	$7,206	$7,817,428
3.90%, 05/15/35 (Call 11/15/34)[a]	17,195	17,505,098
4.13%, 05/15/45 (Call 11/15/44)	21,531	22,046,140
4.30%, 07/08/34 (Call 01/08/34)	26,941	28,684,522
4.38%, 05/15/55 (Call 11/15/54)	17,189	17,316,188
4.50%, 07/08/44 (Call 01/08/44)	12,637	13,639,186
5.00%, 07/08/19	22,404	24,804,555
5.38%, 07/15/40	26,360	31,548,971
6.13%, 07/08/39	14,962	19,575,129
6.50%, 04/15/38	10,639	14,334,184

		855,417,382
TELECOMMUNICATIONS — 7.73%
AT&T Corp.
8.25%, 11/15/31	13,519	19,193,435
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	20,510	20,545,337
2.63%, 12/01/22 (Call 09/01/22)	23,087	22,659,830
2.80%, 02/17/21 (Call 01/17/21)[a]	22,300	22,623,283
3.00%, 02/15/22[a]	19,883	19,970,843
3.00%, 06/30/22 (Call 04/30/22)	32,050	32,110,014
3.40%, 05/15/25 (Call 02/15/25)[a]	68,168	68,137,052
3.60%, 02/17/23 (Call 12/17/22)	13,200	13,555,943
3.80%, 03/15/22	22,122	23,065,510
3.88%, 08/15/21[a]	15,203	16,122,768
3.90%, 03/11/24 (Call 12/11/23)[a]	21,517	22,528,243
3.95%, 01/15/25 (Call 10/15/24)[a]	12,485	12,945,956
4.13%, 02/17/26 (Call 11/17/25)[a]	28,900	30,413,713
4.30%, 12/15/42 (Call 06/15/42)[a]	25,980	24,321,629

Security	Principal (000s)	Value
4.35%, 06/15/45 (Call 12/15/44)	$33,769	$31,622,815
4.45%, 05/15/21	19,385	21,080,866
4.45%, 04/01/24 (Call 01/01/24)	17,171	18,437,469
4.50%, 05/15/35 (Call 11/15/34)[a]	33,694	33,755,606
4.60%, 02/15/21 (Call 11/15/20)	11,255	12,193,074
4.75%, 05/15/46 (Call 11/15/45)[a]	40,744	40,635,857
4.80%, 06/15/44 (Call 12/15/43)[a]	26,165	26,122,757
5.00%, 03/01/21	21,529	23,692,380
5.15%, 03/15/42[a]	17,188	17,787,957
5.20%, 03/15/20	18,705	20,646,734
5.35%, 09/01/40	41,558	44,219,150
5.55%, 08/15/41[a]	16,423	17,950,135
5.65%, 02/15/47 (Call 08/15/46)[a]	15,250	17,140,977
5.88%, 10/01/19	8,124	9,131,863
6.00%, 08/15/40 (Call 05/15/40)	16,045	18,195,972
6.30%, 01/15/38	20,613	24,105,096
6.38%, 03/01/41	13,227	15,673,920
6.50%, 09/01/37	8,750	10,528,696
6.55%, 02/15/39[a]	19,925	23,935,777
British Telecommunications PLC
9.63%, 12/15/30	32,526	50,889,080
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23[a]	25,619	26,681,817
Cisco Systems Inc.
2.20%, 02/28/21	21,410	21,701,279
2.45%, 06/15/20[a]	20,310	20,956,100
2.95%, 02/28/26[a]	12,685	13,159,981
3.50%, 06/15/25[a]	940	1,030,416
3.63%, 03/04/24	15,481	17,032,258
4.45%, 01/15/20	25,710	28,253,786
5.50%, 01/15/40	24,883	31,638,371
5.90%, 02/15/39	27,995	36,923,585

332

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Deutsche Telekom International Finance BV
6.00%, 07/08/19	$5,061	$5,698,505
8.75%, 06/15/30	42,696	62,370,979
New Cingular Wireless Services Inc.
8.75%, 03/01/31[a]	14,643	21,500,184
Orange SA
4.13%, 09/14/21[a]	15,124	16,471,807
5.38%, 07/08/19	8,124	8,986,079
5.38%, 01/13/42[a]	16,877	20,042,546
5.50%, 02/06/44 (Call 08/06/43)[a]	8,044	9,837,316
9.00%, 03/01/31	27,393	41,785,090
Qwest Corp.
6.75%, 12/01/21[a]	12,871	13,784,841
6.88%, 09/15/33 (Call 06/27/16)	12,179	11,874,525
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	14,439	15,696,998
5.00%, 03/15/44 (Call 09/15/43)[a]	11,475	12,685,762
Telefonica Emisiones SAU
4.57%, 04/27/23[a]	16,150	17,437,866
5.13%, 04/27/20	14,064	15,400,945
5.46%, 02/16/21[a]	18,938	21,346,817
5.88%, 07/15/19[a]	10,592	11,726,950
7.05%, 06/20/36[a]	19,775	24,815,473
Telefonica Europe BV
8.25%, 09/15/30[a]	15,853	22,141,213
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	23,956	23,803,875
2.63%, 02/21/20[a]	40,378	41,396,636
3.00%, 11/01/21 (Call 09/01/21)	19,319	19,916,077
3.45%, 03/15/21	14,550	15,378,896
3.50%, 11/01/21[a]	22,577	23,879,384
3.50%, 11/01/24 (Call 08/01/24)[a]	31,600	32,844,310
3.85%, 11/01/42 (Call 05/01/42)	11,600	10,574,975

Security	Principal (000s)	Value
4.15%, 03/15/24 (Call 12/15/23)[a]	$18,139	$19,642,975
4.27%, 01/15/36	35,490	35,215,506
4.40%, 11/01/34 (Call 05/01/34)[a]	28,969	29,274,608
4.50%, 09/15/20[a]	48,896	53,683,041
4.60%, 04/01/21[a]	13,999	15,530,470
4.75%, 11/01/41	10,350	10,726,437
4.86%, 08/21/46	53,122	55,949,100
5.01%, 08/21/54[a]	66,940	69,102,818
5.05%, 03/15/34 (Call 12/15/33)	13,152	14,277,115
5.15%, 09/15/23	97,317	111,491,017
5.85%, 09/15/35	17,125	20,398,894
6.00%, 04/01/41	7,193	8,630,013
6.25%, 04/01/37	1,332	1,617,215
6.40%, 09/15/33	23,351	29,008,326
6.40%, 02/15/38	8,662	10,640,364
6.55%, 09/15/43	51,268	67,213,368
6.90%, 04/15/38	2,045	2,647,026
7.75%, 12/01/30	5,872	8,043,078
Vodafone Group PLC
2.50%, 09/26/22	16,498	16,118,711
2.95%, 02/19/23[a]	17,377	17,219,401
4.38%, 02/19/43[a]	20,382	18,957,818
5.45%, 06/10/19[a]	11,450	12,540,337
6.15%, 02/27/37[a]	18,588	21,183,048

		2,193,826,065
TRANSPORTATION — 0.80%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[a]	2,250	2,319,805
3.85%, 09/01/23 (Call 06/01/23)[a]	5,224	5,701,965
4.15%, 04/01/45 (Call 10/01/44)	13,516	14,060,477
4.45%, 03/15/43 (Call 09/15/42)	9,746	10,477,721
4.55%, 09/01/44 (Call 03/01/44)	10,079	11,026,614
4.70%, 10/01/19	6,597	7,248,193
4.90%, 04/01/44 (Call 10/01/43)[a]	13,040	14,960,369

333

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Security	Principal or Shares (000s)	Value
5.75%, 05/01/40 (Call 11/01/39)	$10,027	$12,608,209
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)	8,638	10,214,854
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	7,450	7,565,409
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)[a]	8,850	9,033,945
4.00%, 01/15/24[a]	12,589	13,667,199
4.55%, 04/01/46 (Call 10/01/45)[a]	16,610	17,082,280
4.75%, 11/15/45 (Call 05/15/45)	14,380	15,189,009
5.10%, 01/15/44[a]	9,780	10,889,081
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)[a]	8,018	8,959,489
United Parcel Service Inc.
2.45%, 10/01/22	9,296	9,483,983
3.13%, 01/15/21[a]	17,986	19,076,205
6.20%, 01/15/38[a]	20,125	27,505,576

		227,070,383
WATER — 0.01%
American Water Capital Corp.
6.59%, 10/15/37[a]	3,085	4,197,708

		4,197,708

TOTAL CORPORATE BONDS & NOTES
(Cost: $27,630,890,068)		28,066,340,992

SHORT-TERM INVESTMENTS — 9.38%

MONEY MARKET FUNDS — 9.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[c,d,e]	2,260,262	2,260,262,469
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[c,d,e]	246,497	246,497,169

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[c,d]	153,011	$153,010,535

		2,659,770,173

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,659,770,174)		2,659,770,173

TOTAL INVESTMENTS IN SECURITIES — 108.34%
(Cost: $30,290,660,242)[f]		30,726,111,165
Other Assets, Less Liabilities — (8.34)%		(2,364,392,382)

NET ASSETS — 100.00%		$28,361,718,783

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $30,298,561,116. Net unrealized appreciation was $427,550,049, of which $575,654,350 represented gross unrealized appreciation on securities and $148,104,301 represented gross unrealized depreciation on securities.

334

Schedule of Investments  (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

May 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$—	$3,000	$—	$3,000	$3,005,280	$—	$—
2.25%, 07/02/19	7,750	1,400	—	9,150	9,273,686	44,722	—
2.40%, 10/18/19	12,750	2,500	—	15,250	15,526,027	78,834	—
2.45%, 11/05/20	2,400	6,450	—	8,850	8,989,230	35,394	—
2.60%, 07/21/20	11,000	330	—	11,330	11,581,152	70,618	—
2.70%, 11/01/22	9,587	4,350	—	13,937	13,881,117	84,023	—
2.95%, 01/30/23	7,300	—	—	7,300	7,358,653	54,302	—
2.95%, 02/23/25	17,300	—	—	17,300	17,562,553	136,349	—
3.80%, 07/25/23	15,653	4,000	(11,500)	8,153	8,644,345	129,878	622,894
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	12,540	2,000	—	14,540	15,400,647	133,675	—
PNC Funding Corp.
3.30%, 03/08/22	9,569	500	—	10,069	10,593,823	70,791	—
4.38%, 08/11/20	10,724	50	—	10,774	11,708,883	73,443	—
5.13%, 02/08/20	3,965	450	—	4,415	4,891,307	30,462	—

					$138,416,703	$942,491	$622,894

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$28,066,340,992	$—	$28,066,340,992
Money market funds	2,659,770,173	—	—	2,659,770,173

Total	$2,659,770,173	$28,066,340,992	$—	$30,726,111,165

335

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 84.63%

ADVERTISING — 0.25%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$700	$699,730
3.75%, 02/15/23	1,126	1,150,465
4.00%, 03/15/22	595	621,188
4.20%, 04/15/24	800	839,089
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	2,000	2,053,345
3.63%, 05/01/22	2,992	3,132,123
3.65%, 11/01/24 (Call 08/01/24)	885	913,143
4.45%, 08/15/20	965	1,051,275
6.25%, 07/15/19	1,000	1,128,737
WPP Finance 2010
3.63%, 09/07/22[a]	1,970	2,037,534
3.75%, 09/19/24	1,750	1,798,443
4.75%, 11/21/21	250	274,708

		15,699,780
AEROSPACE & DEFENSE — 0.81%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	1,075	1,112,556
4.70%, 10/27/19	265	292,611
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	1,227	1,222,773
2.25%, 06/15/26 (Call 03/15/26)	615	604,941
2.50%, 03/01/25 (Call 12/01/24)	1,055	1,065,949
2.60%, 10/30/25 (Call 07/30/25)[a]	645	655,853
2.85%, 10/30/24 (Call 07/30/24)[a]	1,650	1,715,400
4.88%, 02/15/20	1,011	1,128,045
6.00%, 03/15/19	500	562,286
7.95%, 08/15/24	200	277,084
8.75%, 08/15/21	420	556,748

Security	Principal (000s)	Value
General Dynamics Corp.
1.00%, 11/15/17	$615	$613,875
2.25%, 11/15/22 (Call 08/15/22)	1,000	1,009,200
3.88%, 07/15/21 (Call 04/15/21)	1,072	1,172,108
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	25	24,916
5.55%, 10/01/21	700	776,005
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)[a]	534	539,544
4.75%, 07/15/20	742	791,639
4.95%, 02/15/21 (Call 11/15/20)	438	471,264
5.20%, 10/15/19	935	1,008,987
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	2,700	2,747,256
2.90%, 03/01/25 (Call 12/01/24)	725	733,494
3.10%, 01/15/23 (Call 11/15/22)	1,135	1,176,198
3.35%, 09/15/21	996	1,052,294
3.55%, 01/15/26 (Call 10/15/25)[a]	3,645	3,858,291
4.25%, 11/15/19	572	620,206
Northrop Grumman Corp.
1.75%, 06/01/18	1,825	1,831,909
3.25%, 08/01/23	1,423	1,489,314
3.50%, 03/15/21	1,500	1,588,749
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	3,088	3,149,226
3.15%, 12/15/24 (Call 09/15/24)	570	599,579
4.40%, 02/15/20	1,100	1,207,808
6.40%, 12/15/18	760	853,904
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	450	463,969
3.70%, 12/15/23 (Call 09/15/23)	650	698,797
5.25%, 07/15/19	350	386,192

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	$620	$627,363
United Technologies Corp.
1.78%, 05/04/18[b]	500	501,425
1.80%, 06/01/17	759	762,932
3.10%, 06/01/22	3,455	3,609,108
4.50%, 04/15/20	378	416,153
5.38%, 12/15/17	112	119,149
6.13%, 02/01/19[a]	5,460	6,102,790
8.75%, 03/01/21	100	129,436

		50,327,326
AGRICULTURE — 0.88%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	3,931	4,041,436
2.85%, 08/09/22	3,750	3,859,242
2.95%, 05/02/23	850	873,367
4.00%, 01/31/24	2,500	2,739,081
4.75%, 05/05/21	1,050	1,179,531
9.25%, 08/06/19	626	769,139
9.70%, 11/10/18	500	596,899
Archer-Daniels-Midland Co.
4.48%, 03/01/21	2,017	2,241,353
5.45%, 03/15/18	765	820,277
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	895	922,209
8.50%, 06/15/19[a]	1,575	1,823,441
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	500	521,351
Philip Morris International Inc.
1.13%, 08/21/17	5,329	5,328,849
1.25%, 08/11/17	530	531,083
1.38%, 02/25/19	1,720	1,719,901
1.88%, 01/15/19[a]	1,200	1,215,334
2.13%, 05/10/23 (Call 03/10/23)	835	820,515
2.63%, 03/06/23[a]	365	370,448
2.90%, 11/15/21	1,205	1,248,681
3.25%, 11/10/24	1,965	2,060,551
3.38%, 08/11/25 (Call 05/11/25)	2,000	2,117,332

Security	Principal (000s)	Value
3.60%, 11/15/23	$597	$644,176
4.13%, 05/17/21	1,750	1,926,418
4.50%, 03/26/20	746	822,876
5.65%, 05/16/18	1,879	2,037,406
Reynolds American Inc.
2.30%, 06/12/18	1,500	1,521,283
3.25%, 06/12/20	1,008	1,050,138
4.00%, 06/12/22	1,325	1,420,924
4.45%, 06/12/25 (Call 03/12/25)	3,810	4,179,959
4.85%, 09/15/23	1,000	1,117,878
6.88%, 05/01/20	1,077	1,262,220
8.13%, 06/23/19	2,247	2,651,663

		54,434,961
AIRLINES — 0.14%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	254	271,263
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,520	2,690,603
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	294	309,791
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	118	122,294
Delta Air Lines Inc. 2007-1 Pass Through Trust Class A
6.82%, 02/10/24	1,331	1,543,565
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	40	42,137
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	842	889,412
Northwest Airlines Inc. 2007-1 Pass Through Trust Class A
7.03%, 05/01/21	20	22,176
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	955	972,264

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Southwest Airlines Co. 2007-1 Pass Through Trust
6.15%, 02/01/24	$1,363	$1,516,549
U.S. Airways 2012-1 Pass Through Trust Class A
5.90%, 04/01/26	320	362,548
U.S. Airways 2013-1 Pass Through Trust
3.95%, 05/15/27[a]	144	149,557

		8,892,159
APPAREL — 0.06%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	654	660,709
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	600	608,518
2.63%, 08/18/20 (Call 07/18/20)[a]	1,000	1,024,201
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	480	512,447
5.95%, 11/01/17	725	769,760

		3,575,635
AUTO MANUFACTURERS — 1.52%
American Honda Finance Corp.
1.50%, 03/13/18	1,875	1,882,338
1.55%, 12/11/17[a]	4,100	4,119,977
2.13%, 10/10/18	1,756	1,785,131
2.15%, 03/13/20	150	152,123
2.25%, 08/15/19	1,500	1,532,842
2.45%, 09/24/20	1,500	1,536,423
Ford Motor Co.
6.50%, 08/01/18[a]	1,500	1,637,454
Ford Motor Credit Co. LLC
2.46%, 03/27/20[a]	2,560	2,548,629
2.55%, 10/05/18	2,000	2,021,555
3.16%, 08/04/20	1,500	1,533,937
3.34%, 03/18/21[a]	4,750	4,865,288
4.13%, 08/04/25[a]	2,150	2,258,778
4.39%, 01/08/26[a]	1,000	1,069,042
General Motors Co.
3.50%, 10/02/18	2,700	2,770,305
4.00%, 04/01/25[a]	700	700,773

Security	Principal (000s)	Value
General Motors Financial Co. Inc.
2.40%, 04/10/18	$100	$100,221
3.10%, 01/15/19[a]	1,125	1,143,531
3.15%, 01/15/20 (Call 12/15/19)	3,779	3,817,990
3.25%, 05/15/18	2,950	3,004,574
3.45%, 04/10/22 (Call 02/10/22)	3,575	3,539,101
3.70%, 11/24/20 (Call 10/24/20)	610	627,696
4.00%, 01/15/25 (Call 10/15/24)	2,550	2,543,561
4.30%, 07/13/25 (Call 04/13/25)[a]	3,570	3,600,291
4.38%, 09/25/21	2,500	2,624,829
4.75%, 08/15/17	5,000	5,170,309
5.25%, 03/01/26 (Call 12/01/25)	2,305	2,467,856
6.75%, 06/01/18	500	540,929
PACCAR Financial Corp.
1.30%, 05/10/19	295	293,502
1.40%, 11/17/17	1,000	1,003,219
1.40%, 05/18/18	175	174,908
1.45%, 03/09/18	475	475,602
1.65%, 02/25/19	765	766,484
2.25%, 02/25/21	1,400	1,402,401
2.50%, 08/14/20	1,100	1,121,544
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,575	1,574,428
1.38%, 01/10/18[a]	858	859,740
1.40%, 05/20/19	2,000	1,999,596
1.45%, 01/12/18	2,225	2,232,185
1.55%, 07/13/18	6,400	6,426,990
1.70%, 02/19/19	3,000	3,019,332
2.10%, 01/17/19	670	681,064
2.15%, 03/12/20[a]	3,178	3,224,287
2.63%, 01/10/23	3,950	4,032,025
3.30%, 01/12/22	912	968,668
3.40%, 09/15/21	2,507	2,673,189
4.25%, 01/11/21	1,000	1,098,628
Series B
4.50%, 06/17/20	346	380,861

		94,004,136

338

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.17%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	$395	$393,217
4.63%, 09/15/20	700	755,342
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)[a]	70	71,699
4.25%, 01/15/26 (Call 10/15/25)[a]	2,175	2,307,100
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)[a]	1,187	1,251,052
5.00%, 02/15/23 (Call 02/15/18)[a]	975	1,031,063
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	640	659,422
3.75%, 12/01/21 (Call 09/01/21)	1,250	1,300,736
4.25%, 03/01/21	900	955,108
5.00%, 03/30/20	400	433,081
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	475	489,343
4.15%, 10/01/25 (Call 07/01/25)[a]	1,070	1,142,221

		10,789,384
BANKS — 24.64%
Abbey National Treasury Services PLC/United Kingdom
1.65%, 09/29/17	800	800,234
2.00%, 08/24/18	3,503	3,516,146
2.38%, 03/16/20[a]	2,025	2,029,624
3.05%, 08/23/18	1,025	1,053,360
4.00%, 03/13/24	2,925	3,153,041
AgriBank FCB
Series AI
9.13%, 07/15/19[c]	1,500	1,515,000
American Express Bank FSB
6.00%, 09/13/17[a]	810	856,382
American Express Centurion Bank
5.95%, 06/12/17	500	523,315
6.00%, 09/13/17	1,250	1,321,577

Security	Principal (000s)	Value
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	$2,605	$2,619,501
Associated Banc-Corp
2.75%, 11/15/19 (Call 10/15/19)[a]	500	501,976
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	112	111,912
1.45%, 05/15/18	500	498,111
1.50%, 01/16/18[a]	3,000	2,998,688
1.88%, 10/06/17	2,250	2,261,885
2.25%, 06/13/19	2,320	2,345,398
2.30%, 06/01/21	1,500	1,504,144
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	2,000	2,011,322
Bancolombia SA
5.95%, 06/03/21	1,600	1,708,160
Bank of America Corp.
1.70%, 08/25/17	1,400	1,401,230
2.00%, 01/11/18	4,800	4,815,367
2.60%, 01/15/19	4,000	4,061,283
2.63%, 10/19/20	3,000	3,020,246
2.63%, 04/19/21	4,040	4,051,684
2.65%, 04/01/19	3,798	3,859,631
3.30%, 01/11/23	6,650	6,734,988
3.50%, 04/19/26	1,835	1,857,261
3.88%, 08/01/25	5,550	5,785,077
4.00%, 04/01/24	9,500	9,945,735
4.00%, 01/22/25	2,500	2,490,056
4.10%, 07/24/23	3,800	4,020,700
4.13%, 01/22/24	4,000	4,217,154
4.20%, 08/26/24	2,380	2,415,596
4.45%, 03/03/26	2,030	2,089,103
5.00%, 05/13/21	830	914,599
5.42%, 03/15/17[a]	850	876,278
5.49%, 03/15/19	3,300	3,556,957
5.63%, 07/01/20	3,880	4,326,834
5.65%, 05/01/18	5,895	6,297,857
5.70%, 01/24/22	8,240	9,405,279
5.75%, 12/01/17	3,070	3,245,994
5.88%, 01/05/21	2,695	3,064,654

339

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.00%, 09/01/17	$1,500	$1,577,916
6.40%, 08/28/17	816	862,096
6.50%, 07/15/18	3,787	4,132,877
6.88%, 04/25/18	4,474	4,878,788
6.88%, 11/15/18[a]	2,807	3,122,043
7.63%, 06/01/19	2,585	2,982,079
Series L
1.95%, 05/12/18	1,850	1,852,562
2.25%, 04/21/20	5,085	5,062,158
3.95%, 04/21/25	1,235	1,227,231
Bank of America N.A.
1.65%, 03/26/18	7,500	7,500,340
6.10%, 06/15/17	3,850	4,024,615
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	550	549,529
1.40%, 09/11/17	1,050	1,049,636
1.40%, 04/10/18[a]	1,000	997,676
1.45%, 04/09/18 (Call 03/09/18)	1,881	1,878,349
1.80%, 07/31/18[a]	2,339	2,348,544
2.38%, 01/25/19 (Call 12/25/18)	520	528,686
2.55%, 11/06/22 (Call 10/06/22)	100	100,812
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	70	69,946
1.35%, 03/06/18 (Call 02/06/18)	231	230,896
1.97%, 06/20/17[b]	500	503,867
2.05%, 05/03/21 (Call 04/03/21)	1,145	1,142,259
2.10%, 08/01/18 (Call 07/02/18)	975	987,429
2.10%, 01/15/19 (Call 12/15/18)	600	607,480
2.20%, 03/04/19 (Call 02/02/19)	570	578,497
2.20%, 05/15/19 (Call 04/15/19)	2,350	2,384,335
2.30%, 09/11/19 (Call 08/11/19)	1,245	1,265,907
2.45%, 11/27/20 (Call 10/27/20)	1,995	2,031,736

Security	Principal (000s)	Value
2.50%, 04/15/21 (Call 03/15/21)	$1,700	$1,730,668
2.60%, 08/17/20 (Call 07/17/20)	1,185	1,214,862
2.80%, 05/04/26 (Call 02/04/26)	665	668,686
3.00%, 02/24/25 (Call 01/24/25)	415	426,657
3.25%, 09/11/24 (Call 08/11/24)	400	419,541
3.40%, 05/15/24 (Call 04/15/24)	5,963	6,329,267
3.55%, 09/23/21 (Call 08/23/21)	475	504,535
3.65%, 02/04/24 (Call 01/05/24)	275	296,068
3.95%, 11/18/25 (Call 10/18/25)	70	76,999
4.15%, 02/01/21[a]	650	708,583
4.60%, 01/15/20	1,056	1,155,665
5.45%, 05/15/19	900	994,764
5.50%, 12/01/17	1,590	1,680,888
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,505	1,522,904
Bank of Nova Scotia (The)
1.30%, 07/21/17	1,525	1,523,670
1.38%, 12/18/17 (Call 11/18/17)[a]	100	99,920
1.45%, 04/25/18	1,093	1,091,017
1.70%, 06/11/18 (Call 05/11/18)[a]	2,500	2,506,349
2.05%, 10/30/18[a]	1,250	1,260,977
2.05%, 06/05/19	2,250	2,265,956
2.35%, 10/21/20	1,500	1,513,660
2.45%, 03/22/21	1,500	1,517,595
2.80%, 07/21/21	2,150	2,214,303
4.38%, 01/13/21	1,134	1,241,101
4.50%, 12/16/25[a]	2,900	2,973,628
Barclays Bank PLC
5.00%, 09/22/16	1,163	1,177,657
5.14%, 10/14/20	2,076	2,233,556
6.75%, 05/22/19	1,244	1,403,176

340

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Barclays PLC
2.75%, 11/08/19	$3,550	$3,552,633
2.88%, 06/08/20	4,900	4,884,069
3.25%, 01/12/21[a]	3,000	3,030,570
3.65%, 03/16/25[a]	1,940	1,885,168
4.38%, 01/12/26[a]	4,130	4,217,863
5.20%, 05/12/26	2,500	2,567,447
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	1,700	1,703,156
1.60%, 08/15/17 (Call 07/14/17)	1,750	1,754,898
2.05%, 06/19/18 (Call 05/15/18)[a]	600	606,604
2.05%, 05/10/21 (Call 04/09/21)	1,500	1,497,098
2.25%, 02/01/19 (Call 01/02/19)	1,258	1,279,369
2.45%, 01/15/20 (Call 12/15/19)	1,472	1,495,968
2.63%, 06/29/20 (Call 05/29/20)	3,425	3,494,701
3.95%, 03/22/22 (Call 02/22/22)	1,225	1,298,271
4.90%, 06/30/17[a]	200	207,090
5.25%, 11/01/19	1,100	1,207,276
BNP Paribas SA
2.38%, 09/14/17[a]	498	503,034
2.38%, 05/21/20	7,280	7,338,893
2.40%, 12/12/18	500	507,673
2.45%, 03/17/19	1,350	1,370,948
2.70%, 08/20/18	2,460	2,511,863
3.25%, 03/03/23	1,113	1,149,535
4.25%, 10/15/24	1,500	1,538,812
5.00%, 01/15/21	3,580	3,991,267
BPCE SA
2.25%, 01/27/20	2,000	2,013,200
2.50%, 12/10/18[a]	3,615	3,670,276
2.50%, 07/15/19	3,450	3,509,593
4.00%, 04/15/24[a]	2,225	2,397,000
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	1,380	1,374,980
2.30%, 10/15/18 (Call 09/15/18)	2,250	2,290,499
3.63%, 09/16/25 (Call 08/16/25)	1,500	1,564,538

Security	Principal (000s)	Value
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	$2,094	$2,103,819
3.20%, 02/05/25 (Call 01/05/25)[a]	865	853,062
3.50%, 06/15/23	465	472,713
3.75%, 04/24/24 (Call 03/24/24)	780	802,128
4.20%, 10/29/25 (Call 09/29/25)	1,690	1,718,130
4.75%, 07/15/21	1,830	1,998,098
6.75%, 09/15/17	883	936,339
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	4,000	3,986,209
1.65%, 02/05/18 (Call 01/05/18)	3,250	3,232,515
2.35%, 08/17/18 (Call 07/17/18)	940	945,308
2.40%, 09/05/19 (Call 08/05/19)	2,500	2,509,361
2.95%, 07/23/21 (Call 06/23/21)	2,000	2,022,420
Citigroup Inc.
1.70%, 04/27/18[a]	7,475	7,460,038
1.75%, 05/01/18[a]	3,006	3,002,206
1.80%, 02/05/18	8,080	8,088,308
2.05%, 12/07/18	1,500	1,504,508
2.15%, 07/30/18	3,535	3,556,829
2.40%, 02/18/20[a]	6,010	6,041,574
2.50%, 09/26/18[a]	604	612,493
2.50%, 07/29/19	2,200	2,228,304
2.55%, 04/08/19	2,550	2,588,887
2.65%, 10/26/20	5,250	5,286,661
2.70%, 03/30/21[a]	2,750	2,769,671
3.30%, 04/27/25	6,235	6,256,674
3.38%, 03/01/23	540	552,458
3.40%, 05/01/26	2,000	2,009,274
3.50%, 05/15/23[a]	5,251	5,255,940
3.70%, 01/12/26[a]	2,300	2,372,433
3.88%, 10/25/23[a]	1,000	1,051,925
3.88%, 03/26/25	1,400	1,383,508

341

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.00%, 08/05/24	$900	$916,670
4.05%, 07/30/22	1,645	1,707,540
4.40%, 06/10/25[a]	1,400	1,433,053
4.50%, 01/14/22[a]	3,810	4,140,116
4.60%, 03/09/26	1,150	1,191,679
5.50%, 09/13/25[a]	1,500	1,654,054
6.13%, 11/21/17	769	816,558
6.13%, 05/15/18	904	977,024
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	500	501,199
2.50%, 03/14/19 (Call 02/14/19)	760	766,405
2.55%, 05/13/21 (Call 04/13/21)	445	443,738
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	500	514,283
4.35%, 08/01/25 (Call 07/01/25)[a]	1,575	1,624,540
Comerica Bank
2.50%, 06/02/20	500	497,898
4.00%, 07/27/25	1,000	1,004,956
5.20%, 08/22/17	3,050	3,172,081
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18[a]	3,000	3,007,751
1.90%, 09/18/17	4,200	4,225,409
2.25%, 03/13/19	2,000	2,028,286
2.30%, 09/06/19	2,000	2,028,548
2.40%, 11/02/20	3,315	3,359,362
2.50%, 09/20/18	2,250	2,294,191
2.55%, 03/15/21[a]	1,895	1,930,910
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	3,500	3,480,520
2.75%, 09/29/19 (Call 08/29/19)	250	248,602
3.88%, 04/10/25 (Call 03/10/25)	1,250	1,172,943
6.40%, 10/01/17	320	333,770
Cooperatieve Rabobank UA
3.88%, 02/08/22	935	1,003,685
3.95%, 11/09/22[a]	6,250	6,424,837

Security	Principal (000s)	Value
4.38%, 08/04/25	$1,245	$1,291,700
4.50%, 01/11/21	1,010	1,106,605
4.63%, 12/01/23[a]	2,050	2,168,462
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	500	501,083
2.25%, 01/14/19	5,000	5,066,656
2.50%, 01/19/21	7,930	8,016,209
3.38%, 05/21/25	1,750	1,806,226
Credit Suisse AG/New York NY
1.70%, 04/27/18	3,750	3,748,088
1.75%, 01/29/18	5,000	5,005,914
2.30%, 05/28/19	4,000	4,031,548
3.00%, 10/29/21	4,080	4,138,855
3.63%, 09/09/24	6,391	6,603,525
4.38%, 08/05/20	2,620	2,817,827
5.30%, 08/13/19	1,058	1,159,567
5.40%, 01/14/20	1,135	1,219,204
6.00%, 02/15/18[a]	683	722,323
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	4,005	3,960,286
3.13%, 12/10/20[c]	1,250	1,242,879
3.45%, 04/16/21[a,c]	1,370	1,379,072
3.75%, 03/26/25	2,775	2,696,700
3.80%, 09/15/22[a]	4,695	4,725,838
4.55%, 04/17/26[c]	2,500	2,569,139
Deutsche Bank AG
2.85%, 05/10/19	2,000	1,998,474
2.95%, 08/20/20[a]	1,700	1,685,867
3.13%, 01/13/21	3,560	3,524,222
3.38%, 05/12/21	2,000	1,987,692
4.10%, 01/13/26	995	984,483
Deutsche Bank AG/London
1.88%, 02/13/18[a]	4,437	4,396,390
2.50%, 02/13/19	2,050	2,039,514
3.70%, 05/30/24	1,930	1,899,208
6.00%, 09/01/17[a]	1,354	1,418,296
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	1,000	1,007,395
3.10%, 06/04/20 (Call 05/04/20)	1,210	1,227,415
3.20%, 08/09/21 (Call 07/09/21)	500	503,248

342

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.20%, 08/08/23	$5,000	$5,235,221
7.00%, 04/15/20	1,250	1,418,649
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	850	853,784
2.88%, 07/27/20 (Call 06/27/20)	1,350	1,376,766
3.50%, 03/15/22 (Call 02/15/22)	3,475	3,628,288
4.30%, 01/16/24 (Call 12/16/23)	1,500	1,585,597
4.50%, 06/01/18	1,250	1,312,804
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	1,130	1,139,501
2.38%, 04/25/19 (Call 03/25/19)	1,650	1,671,080
2.88%, 10/01/21 (Call 09/01/21)	1,000	1,024,222
3.85%, 03/15/26 (Call 02/15/26)	1,000	1,027,368
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	2,320	2,309,720
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,000	997,463
FirstMerit Corp.
4.35%, 02/04/23	250	256,774
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	75	75,088
2.38%, 01/22/18	6,893	6,966,038
2.55%, 10/23/19	6,850	6,942,096
2.60%, 04/23/20 (Call 03/23/20)	7,136	7,205,519
2.63%, 01/31/19	6,750	6,869,927
2.63%, 04/25/21 (Call 03/25/21)	1,010	1,012,895
2.75%, 09/15/20 (Call 08/15/20)	1,415	1,434,045
2.88%, 02/25/21 (Call 01/25/21)[a]	5,295	5,371,976
2.90%, 07/19/18	3,931	4,018,807

Security	Principal (000s)	Value
3.50%, 01/23/25 (Call 10/23/24)[a]	$6,750	$6,806,561
3.63%, 01/22/23	4,300	4,451,590
3.75%, 05/22/25 (Call 02/22/25)	4,385	4,512,007
3.75%, 02/25/26 (Call 11/25/25)[a]	2,955	3,046,817
3.85%, 07/08/24 (Call 04/08/24)	5,549	5,745,244
4.00%, 03/03/24	1,930	2,030,555
4.25%, 10/21/25	2,440	2,474,955
5.25%, 07/27/21	1,350	1,511,747
5.38%, 03/15/20	2,330	2,572,294
5.75%, 01/24/22	4,800	5,504,639
5.95%, 01/18/18	2,870	3,060,610
6.00%, 06/15/20	2,594	2,939,491
6.15%, 04/01/18	8,206	8,840,934
6.25%, 09/01/17	2,083	2,197,606
7.50%, 02/15/19	360	410,068
HSBC Bank PLC
7.65%, 05/01/25	800	994,400
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	4,100	4,409,658
HSBC Holdings PLC
3.40%, 03/08/21[a]	2,190	2,242,185
3.90%, 05/25/26	3,000	3,041,054
4.00%, 03/30/22	2,811	2,943,177
4.25%, 03/14/24	3,985	4,015,176
4.25%, 08/18/25	200	199,922
4.30%, 03/08/26	5,705	5,957,291
4.88%, 01/14/22	1,450	1,580,870
5.10%, 04/05/21	5,158	5,664,462
HSBC USA Inc.
1.50%, 11/13/17	120	119,868
1.63%, 01/16/18[a]	1,600	1,596,110
1.70%, 03/05/18	2,050	2,045,488
2.00%, 08/07/18[a]	3,625	3,634,454
2.25%, 06/23/19[a]	2,000	2,001,345
2.35%, 03/05/20	2,500	2,490,019
2.38%, 11/13/19	1,330	1,334,296
2.63%, 09/24/18	1,000	1,013,435
2.75%, 08/07/20[a]	2,400	2,417,810
3.50%, 06/23/24	2,500	2,537,854
5.00%, 09/27/20	3,150	3,375,559

343

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[a]	$1,325	$1,343,140
3.15%, 03/14/21 (Call 02/14/21)	785	803,591
7.00%, 12/15/20[a]	235	272,861
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	650	650,240
2.00%, 06/30/18	1,500	1,506,793
2.20%, 04/01/19 (Call 03/01/19)	4,050	4,077,296
2.40%, 04/01/20 (Call 03/01/20)[a]	2,500	2,512,385
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	3,500	3,617,221
Intesa Sanpaolo SpA
3.88%, 01/16/18	1,700	1,738,133
3.88%, 01/15/19[a]	1,500	1,547,875
5.25%, 01/12/24	2,225	2,411,307
Itau CorpBanca
3.88%, 09/22/19[a,c]	2,800	2,905,280
JPMorgan Chase & Co.
1.63%, 05/15/18	2,617	2,614,385
1.80%, 01/25/18	5,692	5,710,698
1.85%, 03/22/19 (Call 02/22/19)	3,500	3,503,977
2.00%, 08/15/17	2,362	2,379,514
2.20%, 10/22/19	3,100	3,122,549
2.25%, 01/23/20 (Call 12/23/19)	9,600	9,638,839
2.35%, 01/28/19[a]	3,700	3,754,777
2.55%, 10/29/20 (Call 09/29/20)	6,750	6,824,335
2.55%, 03/01/21 (Call 02/01/21)	5,300	5,336,885
2.70%, 05/18/23 (Call 03/18/23)[a]	1,500	1,492,660
2.75%, 06/23/20 (Call 05/23/20)	2,936	2,990,295
3.13%, 01/23/25 (Call 10/23/24)	5,900	5,917,564
3.20%, 01/25/23	3,444	3,530,253

Security	Principal (000s)	Value
3.25%, 09/23/22	$3,250	$3,328,055
3.30%, 04/01/26 (Call 01/01/26)	2,500	2,534,000
3.38%, 05/01/23[a]	3,050	3,053,780
3.63%, 05/13/24	930	968,525
3.88%, 02/01/24[a]	6,600	6,999,920
3.88%, 09/10/24	3,550	3,618,041
3.90%, 07/15/25 (Call 04/15/25)	3,325	3,523,474
4.25%, 10/15/20[a]	2,010	2,160,713
4.35%, 08/15/21	2,190	2,377,474
4.40%, 07/22/20	5,350	5,771,224
4.50%, 01/24/22	6,450	7,053,678
4.63%, 05/10/21	2,300	2,522,333
4.95%, 03/25/20	2,050	2,248,822
6.00%, 01/15/18	610	651,811
6.13%, 06/27/17	860	901,410
6.30%, 04/23/19	2,400	2,688,984
Series H
1.70%, 03/01/18 (Call 02/01/18)	6,750	6,762,469
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	7,911	8,354,447
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	1,250	1,249,438
1.70%, 06/01/18[a]	2,750	2,744,245
2.25%, 03/16/20	1,405	1,402,376
2.50%, 12/15/19	625	631,839
3.18%, 10/15/27	2,100	2,128,425
3.30%, 06/01/25[a]	1,000	1,028,729
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	2,450	2,468,844
5.10%, 03/24/21	1,849	2,051,405
KfW
0.88%, 12/15/17	10,800	10,782,281
1.00%, 01/26/18[a]	10,000	10,003,558
1.00%, 06/11/18	4,200	4,196,810
1.13%, 08/06/18	11,050	11,059,587
1.13%, 11/16/18	5,000	5,001,276
1.50%, 02/06/19	8,550	8,625,305
1.50%, 04/20/20	9,400	9,437,337
1.75%, 10/15/19	3,100	3,146,368
1.88%, 04/01/19[a]	3,360	3,426,210

344

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
1.88%, 06/30/20	$7,930	$8,070,955
1.88%, 11/30/20	1,000	1,016,466
2.00%, 05/02/25[a]	19,160	19,217,953
2.13%, 01/17/23	8,950	9,151,846
2.38%, 08/25/21	3,050	3,165,009
2.50%, 11/20/24	5,480	5,717,247
2.63%, 01/25/22	4,850	5,095,885
2.75%, 09/08/20	1,850	1,946,747
2.75%, 10/01/20	7,070	7,442,065
4.00%, 01/27/20	5,568	6,084,552
4.50%, 07/16/18	1,747	1,872,246
4.88%, 06/17/19	2,690	2,980,774
Series G
4.38%, 03/15/18	1,600	1,694,661
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,489,987
2.25%, 05/18/20	1,000	1,005,624
2.50%, 03/11/20	1,700	1,725,705
2.50%, 01/13/21	2,500	2,541,399
3.00%, 09/14/22	3,000	3,109,485
3.50%, 08/22/17	2,930	2,999,484
3.75%, 01/22/24	500	542,333
4.63%, 11/16/21	3,000	3,357,266
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	5,325	5,324,210
1.38%, 10/23/19	3,040	3,048,090
1.75%, 04/15/19	215	218,356
1.88%, 09/17/18	1,500	1,526,730
2.00%, 01/13/25[a]	7,070	7,096,293
2.25%, 10/01/21	500	515,505
2.38%, 09/13/17	2,000	2,036,020
Lloyds Bank PLC
1.75%, 03/16/18	2,000	1,997,278
2.00%, 08/17/18	2,500	2,506,600
2.05%, 01/22/19	1,000	999,812
2.35%, 09/05/19	500	503,016
2.40%, 03/17/20	3,750	3,775,561
3.50%, 05/14/25	3,000	3,127,891
6.38%, 01/21/21	2,717	3,186,877
Lloyds Banking Group PLC
4.50%, 11/04/24	1,210	1,228,246
4.58%, 12/10/25[a,c]	2,500	2,503,327
4.65%, 03/24/26	705	708,576

Security	Principal (000s)	Value
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	$4,250	$4,240,601
2.25%, 07/25/19 (Call 06/25/19)	1,910	1,928,282
2.90%, 02/06/25 (Call 01/06/25)	1,500	1,496,079
6.63%, 12/04/17	1,000	1,070,284
Mellon Funding Corp.
5.50%, 11/15/18	1,160	1,266,237
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	4,000	4,090,651
3.85%, 03/01/26	4,000	4,245,619
Morgan Stanley
1.88%, 01/05/18	861	863,666
2.13%, 04/25/18	2,450	2,465,841
2.38%, 07/23/19	3,861	3,893,458
2.45%, 02/01/19[a]	3,190	3,231,462
2.50%, 01/24/19	2,605	2,642,641
2.50%, 04/21/21	3,770	3,762,835
2.65%, 01/27/20	4,718	4,776,947
2.80%, 06/16/20	4,575	4,648,368
3.70%, 10/23/24	2,280	2,340,529
3.75%, 02/25/23	2,650	2,764,603
3.88%, 01/27/26	3,075	3,203,407
4.00%, 07/23/25	7,400	7,767,314
4.10%, 05/22/23	1,800	1,851,205
4.88%, 11/01/22	6,000	6,498,528
5.00%, 11/24/25[a]	3,750	4,026,764
5.50%, 01/26/20	3,900	4,314,323
5.50%, 07/24/20	4,050	4,515,316
5.50%, 07/28/21	5,220	5,902,737
5.63%, 09/23/19	2,483	2,742,424
5.75%, 01/25/21	5,630	6,380,369
5.95%, 12/28/17	1,300	1,383,449
6.25%, 08/28/17	1,714	1,809,863
6.63%, 04/01/18	9,224	10,005,830
7.30%, 05/13/19	1,930	2,206,832
Series F
3.88%, 04/29/24	2,500	2,610,933
MUFG Union Bank N.A.
2.13%, 06/16/17	4,850	4,879,844
2.25%, 05/06/19 (Call 04/06/19)	3,750	3,778,218
2.63%, 09/26/18 (Call 08/26/18)	2,000	2,036,125

345

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
National Australia Bank Ltd./New York
1.88%, 07/23/18	$4,500	$4,518,653
2.00%, 01/14/19	2,000	2,015,450
2.63%, 07/23/20	1,000	1,021,468
2.63%, 01/14/21[a]	1,000	1,020,269
3.00%, 01/20/23	2,500	2,547,611
3.38%, 01/14/26[a]	1,110	1,160,185
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,250	3,241,871
2.10%, 12/14/18	1,500	1,506,387
National City Bank of Indiana
4.25%, 07/01/18	220	231,313
National City Corp.
6.88%, 05/15/19	1,970	2,227,465
Northern Trust Corp.
2.38%, 08/02/22	25	25,019
3.38%, 08/23/21	1,575	1,668,981
3.45%, 11/04/20[a]	807	856,969
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	1,400	1,400,741
1.38%, 02/10/20	2,450	2,445,658
1.50%, 10/21/20	5,380	5,361,908
1.63%, 03/12/19	180	181,813
2.38%, 10/01/21	1,400	1,447,955
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[d]	1,000	1,002,156
1.60%, 06/01/18 (Call 05/02/18)[d]	1,000	1,002,701
1.80%, 11/05/18 (Call 10/06/18)[d]	1,000	1,005,810
1.95%, 03/04/19 (Call 02/02/19)[d]	500	504,070
2.20%, 01/28/19 (Call 12/29/18)[a,d]	1,250	1,268,959
2.25%, 07/02/19 (Call 06/02/19)[d]	1,000	1,015,242
2.30%, 06/01/20 (Call 05/02/20)[d]	4,250	4,297,658
2.40%, 10/18/19 (Call 09/18/19)[d]	800	814,603

Security	Principal (000s)	Value
2.70%, 11/01/22 (Call 10/01/22)[d]	$1,500	$1,494,609
2.95%, 01/30/23 (Call 12/30/22)[d]	3,000	3,020,644
3.80%, 07/25/23 (Call 06/25/23)[d]	1,500	1,582,298
4.88%, 09/21/17[d]	340	353,975
6.00%, 12/07/17[d]	5,000	5,326,231
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,d]	3,470	3,519,642
3.90%, 04/29/24 (Call 03/29/24)[d]	1,000	1,056,328
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a,d]	1,862	1,949,334
4.38%, 08/11/20[a,d]	4,592	4,997,407
5.13%, 02/08/20[d]	1,391	1,541,480
RBC USA Holdco Corp.
5.25%, 09/15/20	1,650	1,836,140
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)[a]	2,500	2,496,804
7.50%, 05/15/18	1,750	1,910,785
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	300	298,816
3.20%, 02/08/21 (Call 01/08/21)[a]	1,800	1,816,791
Royal Bank of Canada
1.40%, 10/13/17	2,000	1,995,221
1.50%, 01/16/18	390	390,766
1.63%, 04/15/19	1,000	999,102
1.80%, 07/30/18	2,200	2,212,719
2.00%, 12/10/18	2,775	2,802,562
2.15%, 03/15/19[a]	4,375	4,435,905
2.15%, 03/06/20[a]	772	779,494
2.20%, 07/27/18	925	938,142
2.35%, 10/30/20	2,500	2,536,633
2.50%, 01/19/21	1,500	1,528,919
4.65%, 01/27/26[a]	2,500	2,611,757
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	3,000	3,081,723
6.40%, 10/21/19	200	222,247

346

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	$2,000	$1,992,822
8.75%, 05/30/18	250	278,300
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	1,427	1,418,576
2.70%, 05/24/19 (Call 04/24/19)	1,500	1,505,137
Santander Issuances SAU
5.18%, 11/19/25[a]	2,400	2,372,499
Santander UK Group Holdings PLC
2.88%, 10/16/20	1,135	1,129,602
3.13%, 01/08/21	2,495	2,512,408
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	1,000	1,020,971
Societe Generale SA
2.63%, 10/01/18[a]	2,500	2,551,094
2.75%, 10/12/17	1,750	1,775,195
State Street Bank & Trust Co.
5.25%, 10/15/18	1,000	1,082,735
State Street Corp.
1.95%, 05/19/21[a]	620	619,377
2.55%, 08/18/20[a]	3,945	4,051,335
2.65%, 05/19/26	955	948,825
3.10%, 05/15/23	2,540	2,598,428
3.70%, 11/20/23	2,350	2,551,983
4.38%, 03/07/21	2,972	3,282,580
4.96%, 03/15/18	1,000	1,043,975
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	4,500	4,487,213
1.75%, 01/16/18	2,500	2,502,896
1.80%, 07/18/17	700	702,521
2.45%, 01/10/19	870	881,514
2.45%, 01/16/20	4,450	4,502,281
2.45%, 10/20/20	1,000	1,006,992
2.50%, 07/19/18	1,000	1,015,058
2.65%, 07/23/20	2,500	2,541,181
3.20%, 07/18/22	1,750	1,797,971
3.40%, 07/11/24[a]	3,250	3,365,572
3.95%, 01/10/24	3,550	3,816,722

Security	Principal (000s)	Value
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	$1,000	$982,358
3.30%, 05/15/26 (Call 04/15/26)	1,000	991,232
7.25%, 03/15/18	700	755,511
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	200	201,693
2.50%, 05/01/19 (Call 04/01/19)	708	715,225
2.90%, 03/03/21 (Call 02/03/21)	1,500	1,518,914
6.00%, 09/11/17	750	790,305
SVB Financial Group
3.50%, 01/29/25	2,400	2,393,796
5.38%, 09/15/20	150	164,159
Svenska Handelsbanken AB
1.63%, 03/21/18	250	250,566
2.40%, 10/01/20[a]	3,500	3,548,855
2.45%, 03/30/21	1,500	1,520,530
2.50%, 01/25/19	3,750	3,832,578
2.88%, 04/04/17	2,914	2,956,807
Toronto-Dominion Bank (The)
1.40%, 04/30/18	3,595	3,591,132
1.63%, 03/13/18	1,650	1,655,720
1.75%, 07/23/18	4,250	4,269,890
1.95%, 01/22/19	500	504,156
2.13%, 07/02/19	2,000	2,022,608
2.13%, 04/07/21	2,000	2,002,284
2.25%, 11/05/19[a]	3,700	3,751,760
2.50%, 12/14/20	2,000	2,039,670
2.63%, 09/10/18	1,385	1,417,293
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	570	575,597
2.20%, 04/25/19 (Call 03/25/19)	1,740	1,767,342
2.35%, 01/29/21 (Call 12/29/20)	2,500	2,541,393
2.95%, 07/15/22 (Call 06/15/22)[a]	4,163	4,239,277

347

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.00%, 03/15/22 (Call 02/15/22)	$1,163	$1,201,882
3.70%, 01/30/24 (Call 12/29/23)	2,400	2,591,733
4.13%, 05/24/21 (Call 04/23/21)	1,551	1,694,878
Series F
3.60%, 09/11/24 (Call 08/11/24)	1,000	1,048,146
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	1,000	1,000,819
1.38%, 09/11/17 (Call 08/11/17)	615	615,711
1.40%, 04/26/19 (Call 03/26/19)	3,000	2,987,883
2.13%, 10/28/19 (Call 09/28/19)	3,685	3,738,179
2.80%, 01/27/25 (Call 12/27/24)	1,000	1,020,336
UBS AG/Stamford CT
1.38%, 06/01/17[a]	2,500	2,495,009
1.80%, 03/26/18[a]	5,370	5,391,350
2.35%, 03/26/20[a]	3,000	3,036,189
2.38%, 08/14/19	4,400	4,454,038
4.88%, 08/04/20	4,640	5,148,081
5.75%, 04/25/18	1,115	1,199,556
Wachovia Corp.
5.75%, 06/15/17	1,789	1,867,509
5.75%, 02/01/18	980	1,047,322
Wells Fargo & Co.
1.40%, 09/08/17[a]	692	692,630
1.50%, 01/16/18	3,539	3,543,117
2.10%, 05/08/17	1,400	1,411,990
2.13%, 04/22/19	2,100	2,126,436
2.15%, 01/15/19[a]	1,085	1,099,503
2.50%, 03/04/21	9,795	9,909,231
2.55%, 12/07/20[a]	1,000	1,015,405
2.60%, 07/22/20	5,000	5,100,627
3.00%, 01/22/21	1,650	1,704,973
3.00%, 02/19/25	3,045	3,048,526
3.00%, 04/22/26[a]	1,500	1,499,403
3.30%, 09/09/24[a]	3,002	3,081,991

Security	Principal (000s)	Value
3.50%, 03/08/22	$2,780	$2,933,040
3.55%, 09/29/25	6,100	6,378,901
4.13%, 08/15/23	600	634,867
4.48%, 01/16/24[a]	2,051	2,202,254
4.60%, 04/01/21	2,786	3,081,505
5.63%, 12/11/17	2,803	2,977,110
Series M
3.45%, 02/13/23	4,135	4,200,645
Series N
2.15%, 01/30/20	13,620	13,706,158
Wells Fargo Bank N.A.
1.65%, 01/22/18	3,500	3,518,280
1.75%, 05/24/19	2,500	2,509,638
6.00%, 11/15/17	2,279	2,426,876
Westpac Banking Corp.
1.50%, 12/01/17[a]	2,500	2,504,549
1.55%, 05/25/18[a]	950	950,424
1.60%, 01/12/18[a]	1,146	1,149,146
1.65%, 05/13/19[a]	1,395	1,389,928
2.00%, 08/14/17	2,426	2,442,498
2.10%, 05/13/21	2,000	1,990,671
2.25%, 07/30/18	1,550	1,571,428
2.25%, 01/17/19[a]	2,800	2,837,443
2.30%, 05/26/20	1,950	1,967,083
2.60%, 11/23/20	3,000	3,058,636
2.85%, 05/13/26	3,000	2,985,943
4.63%, 06/01/18	580	609,972
4.88%, 11/19/19[a]	1,120	1,228,229

		1,527,223,249
BEVERAGES — 2.47%
Anheuser-Busch Companies LLC
5.00%, 03/01/19[a]	1,220	1,321,621
5.50%, 01/15/18	880	938,728
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	2,200	2,194,451
1.90%, 02/01/19	8,875	8,914,776
2.15%, 02/01/19	3,248	3,281,932
2.63%, 01/17/23[a]	5,400	5,374,035
2.65%, 02/01/21 (Call 01/01/21)	9,937	10,117,232
3.30%, 02/01/23 (Call 12/01/22)	11,480	11,820,490
3.65%, 02/01/26 (Call 11/01/25)	17,400	18,112,015
3.70%, 02/01/24[a]	1,225	1,304,527

348

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	$2,002	$2,005,284
2.50%, 07/15/22	1,000	995,409
4.38%, 02/15/21[a]	795	867,730
5.00%, 04/15/20	548	607,196
5.38%, 01/15/20	1,805	2,015,366
6.88%, 11/15/19	1,250	1,456,707
7.75%, 01/15/19	1,688	1,942,803
Beam Suntory Inc.
1.75%, 06/15/18	535	532,583
3.25%, 05/15/22 (Call 02/15/22)	975	974,398
Bottling Group LLC
5.13%, 01/15/19	3,733	4,081,947
Brown-Forman Corp.
1.00%, 01/15/18	70	69,634
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[a]	1,000	1,039,182
Coca-Cola Co. (The)
0.88%, 10/27/17[a]	330	329,852
1.15%, 04/01/18[a]	600	601,008
1.38%, 05/30/19	2,000	2,005,750
1.65%, 03/14/18[a]	1,606	1,622,798
1.65%, 11/01/18[a]	3,080	3,121,978
1.88%, 10/27/20	1,600	1,616,502
2.45%, 11/01/20	2,734	2,821,900
2.50%, 04/01/23	1,275	1,300,391
2.55%, 06/01/26	1,000	1,004,888
2.88%, 10/27/25[a]	2,080	2,142,439
3.15%, 11/15/20	2,484	2,634,475
3.20%, 11/01/23	1,888	2,007,945
3.30%, 09/01/21	1,099	1,174,871
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	700	721,357
3.50%, 09/15/20	1,250	1,302,510
4.50%, 09/01/21 (Call 06/01/21)	1,680	1,827,822
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	3,300	3,342,677

Security	Principal (000s)	Value
Diageo Capital PLC
1.13%, 04/29/18	$875	$873,317
1.50%, 05/11/17	790	792,759
2.63%, 04/29/23 (Call 01/29/23)	4,214	4,283,928
4.83%, 07/15/20	475	529,458
5.75%, 10/23/17	1,053	1,117,120
Diageo Investment Corp.
2.88%, 05/11/22	1,396	1,439,463
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20[a]	1,080	1,073,952
2.60%, 01/15/19	180	183,081
2.70%, 11/15/22 (Call 08/15/22)	1,000	996,391
3.20%, 11/15/21 (Call 08/15/21)	380	391,764
3.40%, 11/15/25 (Call 08/15/25)[a]	950	984,687
Molson Coors Brewing Co.
3.50%, 05/01/22	500	518,641
PepsiCo Inc.
1.25%, 08/13/17	2,600	2,606,887
1.25%, 04/30/18	1,535	1,536,530
1.50%, 02/22/19	1,665	1,669,118
1.85%, 04/30/20 (Call 03/30/20)	1,100	1,105,634
2.15%, 10/14/20 (Call 09/14/20)	1,750	1,775,782
2.25%, 01/07/19 (Call 12/07/18)	1,000	1,021,522
2.75%, 03/05/22	2,546	2,626,735
2.75%, 03/01/23	2,100	2,156,813
2.75%, 04/30/25 (Call 01/30/25)	1,000	1,012,782
2.85%, 02/24/26 (Call 11/24/25)[a]	2,146	2,186,381
3.00%, 08/25/21	280	294,679
3.10%, 07/17/22 (Call 05/17/22)	1,500	1,575,784
3.13%, 11/01/20	530	558,959
3.50%, 07/17/25 (Call 04/17/25)	1,750	1,874,942
3.60%, 03/01/24 (Call 12/01/23)	1,438	1,552,257

349

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.50%, 01/15/20	$1,572	$1,729,382
5.00%, 06/01/18	1,115	1,197,863
7.90%, 11/01/18	2,645	3,050,234
Series 1
1.00%, 10/13/17	940	939,654

		153,203,708
BIOTECHNOLOGY — 1.12%
Amgen Inc.
1.25%, 05/22/17	500	500,110
2.13%, 05/01/20 (Call 04/01/20)[a]	1,350	1,355,635
2.20%, 05/22/19 (Call 04/22/19)	2,513	2,549,963
2.70%, 05/01/22 (Call 03/01/22)	2,420	2,450,808
3.13%, 05/01/25 (Call 02/01/25)[a]	2,250	2,279,166
3.45%, 10/01/20	700	738,597
3.63%, 05/15/22 (Call 02/15/22)	100	106,161
3.63%, 05/22/24 (Call 02/22/24)	2,806	2,945,063
3.88%, 11/15/21 (Call 08/15/21)	1,020	1,095,229
4.10%, 06/15/21 (Call 03/15/21)	988	1,072,370
4.50%, 03/15/20	1,025	1,113,676
5.70%, 02/01/19	1,418	1,564,174
5.85%, 06/01/17	602	629,268
6.15%, 06/01/18	2,000	2,185,597
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	250	272,395
Biogen Inc.
2.90%, 09/15/20	3,605	3,705,989
3.63%, 09/15/22	600	626,184
4.05%, 09/15/25 (Call 06/15/25)	2,750	2,935,655
6.88%, 03/01/18	700	762,467
Celgene Corp.
1.90%, 08/15/17	1,700	1,707,531
2.13%, 08/15/18	3,300	3,328,266
2.25%, 05/15/19	1,700	1,715,698
2.88%, 08/15/20	740	758,107

Security	Principal (000s)	Value
3.25%, 08/15/22	$2,150	$2,191,011
3.55%, 08/15/22	1,725	1,792,059
3.63%, 05/15/24 (Call 02/15/24)	750	771,398
3.88%, 08/15/25 (Call 05/15/25)[a]	4,350	4,547,876
3.95%, 10/15/20[a]	900	955,197
4.00%, 08/15/23	535	568,189
Gilead Sciences Inc.
1.85%, 09/04/18[a]	225	227,106
2.05%, 04/01/19	200	202,332
2.35%, 02/01/20[a]	3,743	3,807,500
2.55%, 09/01/20	1,000	1,023,878
3.25%, 09/01/22 (Call 07/01/22)	5,015	5,222,760
3.50%, 02/01/25 (Call 11/01/24)	4,500	4,695,400
3.70%, 04/01/24 (Call 01/01/24)	4,950	5,247,447
4.40%, 12/01/21 (Call 09/01/21)	924	1,021,335
4.50%, 04/01/21 (Call 01/01/21)	674	743,983

		69,415,580
BUILDING MATERIALS — 0.11%
CRH America Inc.
5.75%, 01/15/21	920	1,027,928
8.13%, 07/15/18	470	526,609
Martin Marietta Materials Inc.
6.60%, 04/15/18	270	288,183
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	945	970,716
4.20%, 12/01/24 (Call 09/01/24)	425	435,914
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	1,000	1,057,500
7.50%, 06/15/21	2,000	2,402,500

		6,709,350

350

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CHEMICALS — 1.47%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)[a]	$720	$715,428
3.38%, 03/15/25 (Call 12/15/24)[a]	1,085	1,063,942
3.50%, 06/01/23 (Call 03/01/23)[a]	1,050	1,056,035
Air Products & Chemicals Inc.
1.20%, 10/15/17[a]	900	899,667
2.75%, 02/03/23	1,000	1,010,066
3.00%, 11/03/21[a]	618	636,381
3.35%, 07/31/24 (Call 04/30/24)[a]	635	664,950
4.38%, 08/21/19[a]	250	269,026
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	70	69,792
2.38%, 02/15/20 (Call 01/15/20)	625	626,371
2.90%, 11/15/22 (Call 08/15/22)	1,125	1,117,695
3.65%, 07/15/24 (Call 04/15/24)	725	738,208
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	1,200	1,222,353
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,049,232
Braskem Finance Ltd.
6.45%, 02/03/24[a]	1,250	1,231,250
Cabot Corp.
3.70%, 07/15/22	650	654,901
CF Industries Inc.
3.45%, 06/01/23[a]	20	19,592
6.88%, 05/01/18	1,900	2,055,424
7.13%, 05/01/20	600	685,755
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	663	636,244
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	800	814,038
3.50%, 10/01/24 (Call 07/01/24)	2,094	2,164,930

Security	Principal (000s)	Value
4.13%, 11/15/21 (Call 08/15/21)	$1,684	$1,823,560
4.25%, 11/15/20 (Call 08/15/20)	929	1,004,678
5.70%, 05/15/18[a]	585	628,324
8.55%, 05/15/19	3,132	3,705,263
Eastman Chemical Co.
2.40%, 06/01/17	1,400	1,409,301
2.70%, 01/15/20 (Call 12/15/19)	2,770	2,815,826
3.60%, 08/15/22 (Call 05/15/22)	1,212	1,253,308
4.50%, 01/15/21 (Call 10/15/20)	350	375,651
Ecolab Inc.
1.45%, 12/08/17	1,450	1,449,412
2.25%, 01/12/20	2,050	2,066,955
3.25%, 01/14/23 (Call 11/14/22)	1,050	1,077,863
4.35%, 12/08/21	512	565,796
EI du Pont de Nemours & Co.
2.80%, 02/15/23	2,698	2,705,414
3.63%, 01/15/21[a]	500	528,630
4.25%, 04/01/21	725	788,910
4.63%, 01/15/20	1,845	2,009,238
5.75%, 03/15/19[a]	775	857,278
6.00%, 07/15/18	1,821	1,990,417
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	716,764
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,033,310
Lubrizol Corp.
8.88%, 02/01/19	541	642,903
LYB International Finance BV
4.00%, 07/15/23	2,220	2,341,741
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	5,350	5,732,966
5.75%, 04/15/24 (Call 01/15/24)	1,600	1,854,748
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[a]	850	724,879
5.25%, 03/01/22	790	762,350

351

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Monsanto Co.
2.13%, 07/15/19	$1,802	$1,810,023
2.20%, 07/15/22 (Call 04/15/22)[a]	750	724,368
2.75%, 07/15/21[a]	600	606,834
2.85%, 04/15/25 (Call 01/15/25)	1,120	1,088,683
3.38%, 07/15/24 (Call 04/15/24)[a]	830	835,177
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,540	1,596,719
4.25%, 11/15/23 (Call 08/15/23)[a]	1,000	1,054,956
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	1,850	1,816,854
3.25%, 12/01/17	1,100	1,126,349
3.63%, 03/15/24 (Call 12/15/23)	800	823,451
4.88%, 03/30/20	105	113,807
6.50%, 05/15/19	581	652,513
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	500	500,379
3.60%, 11/15/20	550	570,379
Praxair Inc.
1.25%, 11/07/18	1,050	1,046,817
2.20%, 08/15/22 (Call 05/15/22)	11	10,961
2.25%, 09/24/20	900	913,677
2.45%, 02/15/22 (Call 11/15/21)	613	622,061
2.65%, 02/05/25 (Call 11/05/24)	1,665	1,679,513
2.70%, 02/21/23 (Call 11/21/22)	1,650	1,681,051
3.00%, 09/01/21[a]	1,000	1,046,464
4.05%, 03/15/21	500	547,502
4.50%, 08/15/19	1,247	1,360,478
Rohm & Haas Co.
6.00%, 09/15/17	2,271	2,394,095

Security	Principal (000s)	Value
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)[a]	$1,235	$1,209,662
6.13%, 10/15/19	1,030	1,136,746
Sherwin-Williams Co. (The)
1.35%, 12/15/17[a]	523	522,388
3.45%, 08/01/25 (Call 05/01/25)	450	455,716
Syngenta Finance NV
3.13%, 03/28/22	500	512,423
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,700	1,790,186
7.25%, 06/15/19	400	456,183
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	396,304

		91,369,484
COMMERCIAL SERVICES — 0.59%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	780	801,780
3.38%, 09/15/25 (Call 06/15/25)	2,140	2,275,582
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)[a]	4,425	4,461,607
5.50%, 11/01/22 (Call 05/01/22)[a]	1,370	1,461,563
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	318	348,559
Catholic Health Initiatives
1.60%, 11/01/17	1,850	1,856,539
2.95%, 11/01/22	327	331,565
Cornell University
5.45%, 02/01/19	325	359,085
Emory University
5.63%, 09/01/19	180	203,297
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	310	308,524
3.30%, 12/15/22 (Call 09/15/22)	1,300	1,343,998

352

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
MasterCard Inc.
2.00%, 04/01/19[a]	$1,279	$1,301,060
3.38%, 04/01/24[a]	1,344	1,433,627
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	2,335	2,603,324
5.50%, 09/01/20	800	890,653
Princeton University
Series A
4.95%, 03/01/19	878	962,356
S&P Global Inc.
2.50%, 08/15/18[a]	560	568,712
3.30%, 08/14/20 (Call 07/14/20)	645	667,343
4.00%, 06/15/25 (Call 03/15/25)	1,800	1,923,195
5.90%, 11/15/17	1,225	1,295,426
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	625	632,877
3.75%, 08/15/21 (Call 06/15/21)	2,245	2,315,766
4.25%, 08/15/24 (Call 05/15/24)	1,300	1,336,725
Total System Services Inc.
2.38%, 06/01/18	1,600	1,603,048
3.80%, 04/01/21 (Call 03/01/21)	610	632,263
4.80%, 04/01/26 (Call 01/01/26)	595	627,496
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	1,735	1,769,284
4.13%, 09/12/22	225	233,245
5.80%, 05/01/21	125	140,461
Western Union Co. (The)
2.88%, 12/10/17	350	353,118
3.35%, 05/22/19	500	506,695
3.65%, 08/22/18	550	565,072
5.25%, 04/01/20a	715	766,997

		36,880,842

Security	Principal (000s)	Value
COMPUTERS — 2.26%
Apple Inc.
1.00%, 05/03/18	$4,220	$4,213,026
1.05%, 05/05/17[a]	395	395,520
1.55%, 02/07/20	3,192	3,192,970
1.70%, 02/22/19[a]	1,375	1,387,200
2.00%, 05/06/20	3,220	3,273,646
2.10%, 05/06/19	2,800	2,857,132
2.15%, 02/09/22	500	498,629
2.25%, 02/23/21 (Call 01/23/21)	5,620	5,694,158
2.40%, 05/03/23	9,738	9,728,984
2.50%, 02/09/25	5,335	5,275,420
2.70%, 05/13/22	2,500	2,564,936
2.85%, 05/06/21	3,575	3,725,305
2.85%, 02/23/23 (Call 12/23/22)	2,280	2,349,258
3.20%, 05/13/25	2,555	2,659,156
3.25%, 02/23/26 (Call 11/23/25)	4,065	4,232,003
3.45%, 05/06/24[a]	2,925	3,105,453
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	711	725,156
Computer Sciences Corp.
4.45%, 09/15/22[a]	1,200	1,269,961
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[c]	4,000	4,058,495
4.42%, 06/15/21 (Call 05/15/21)[c]	3,500	3,579,531
5.45%, 06/15/23 (Call 04/15/23)[c]	4,000	4,073,994
6.02%, 06/15/26 (Call 03/15/26)[c]	2,370	2,398,983
EMC Corp./MA
1.88%, 06/01/18	1,148	1,113,560
2.65%, 06/01/20[a]	2,800	2,618,000
3.38%, 06/01/23 (Call 03/01/23)[a]	2,550	2,173,875
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[c]	2,000	2,032,866
3.60%, 10/15/20 (Call 09/15/20)[c]	4,100	4,216,382

353

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.40%, 10/15/22 (Call 08/15/22)[c]	$2,250	$2,367,038
4.90%, 10/15/25 (Call 07/15/25)[a,c]	3,800	3,888,550
HP Inc.
2.75%, 01/14/19[a]	350	353,292
3.75%, 12/01/20	91	94,979
4.05%, 09/15/22	3,000	3,116,124
4.30%, 06/01/21	2,290	2,396,773
4.38%, 09/15/21	790	826,523
4.65%, 12/09/21	1,503	1,592,095
International Business Machines Corp.
1.13%, 02/06/18[a]	3,000	3,003,877
1.25%, 02/08/18[a]	2,900	2,910,771
1.63%, 05/15/20[a]	1,600	1,600,833
1.88%, 05/15/19[a]	850	860,982
1.88%, 08/01/22	3,850	3,777,887
1.95%, 02/12/19[a]	600	610,669
2.88%, 11/09/22	2,600	2,696,674
2.90%, 11/01/21	1,450	1,516,566
3.38%, 08/01/23	2,250	2,391,397
3.45%, 02/19/26[a]	2,300	2,429,465
3.63%, 02/12/24	2,194	2,365,083
5.70%, 09/14/17[a]	3,250	3,441,330
7.63%, 10/15/18[a]	2,579	2,940,706
8.38%, 11/01/19	2,402	2,929,544
Lexmark International Inc.
5.13%, 03/15/20	1,197	1,226,429
6.65%, 06/01/18	1,331	1,390,671
NetApp Inc.
2.00%, 12/15/17	550	549,360
3.25%, 12/15/22 (Call 09/15/22)	1,250	1,241,882
3.38%, 06/15/21 (Call 04/15/21)[a]	880	876,507
Seagate HDD Cayman
3.75%, 11/15/18[a]	850	841,500
4.75%, 06/01/23[a]	1,666	1,382,780
4.75%, 01/01/25	1,550	1,185,750

		140,219,636

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.26%
Colgate-Palmolive Co.
1.75%, 03/15/19[a]	$674	$684,563
1.95%, 02/01/23	269	268,421
2.30%, 05/03/22	1,900	1,946,524
2.45%, 11/15/21	2,000	2,060,804
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	900	895,705
2.35%, 08/15/22[a]	450	453,594
Procter & Gamble Co. (The)
1.60%, 11/15/18	350	354,679
1.90%, 11/01/19	1,245	1,267,912
2.30%, 02/06/22	4,500	4,581,498
2.70%, 02/02/26[a]	730	754,246
4.70%, 02/15/19	2,323	2,533,764
Series A
9.36%, 01/01/21	75	88,690

		15,890,400
DISTRIBUTION & WHOLESALE — 0.08%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	1,000	1,001,971
4.50%, 03/01/23 (Call 12/01/22)	1,350	1,417,094
6.00%, 04/01/20[a]	125	137,472
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	986	964,124
5.00%, 08/10/22 (Call 02/10/22)	546	549,688
5.25%, 09/01/17	700	721,092

		4,791,441
DIVERSIFIED FINANCIAL SERVICES — 3.63%
Affiliated Managers Group Inc.
4.25%, 02/15/24	800	816,600
Air Lease Corp.
2.13%, 01/15/18[a]	180	179,280
2.63%, 09/04/18 (Call 08/04/18)	1,170	1,173,633
3.38%, 01/15/19 (Call 12/15/18)[a]	1,025	1,043,708

354

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.38%, 06/01/21 (Call 05/01/21)	$650	$656,243
3.75%, 02/01/22 (Call 12/01/21)	450	455,327
3.88%, 04/01/21 (Call 03/01/21)[a]	675	697,590
4.25%, 09/15/24 (Call 06/15/24)	1,450	1,451,501
4.75%, 03/01/20[a]	581	616,543
Alterra Finance LLC
6.25%, 09/30/20	450	508,736
American Express Co.
2.65%, 12/02/22	1,900	1,898,726
3.63%, 12/05/24 (Call 11/04/24)	1,700	1,713,624
6.15%, 08/28/17	1,195	1,263,421
7.00%, 03/19/18	2,728	2,976,663
American Express Credit Corp.
1.13%, 06/05/17	950	948,078
1.55%, 09/22/17	128	128,202
1.88%, 11/05/18 (Call 10/05/18)[a]	4,415	4,445,165
2.13%, 07/27/18[a]	662	669,512
2.13%, 03/18/19	250	253,046
2.25%, 08/15/19	2,500	2,536,664
2.25%, 05/05/21 (Call 04/04/21)	5,200	5,206,819
2.38%, 05/26/20 (Call 04/25/20)	3,930	3,980,427
Series F
2.60%, 09/14/20 (Call 08/14/20)[a]	2,900	2,957,863
Ameriprise Financial Inc.
3.70%, 10/15/24[a]	2,050	2,150,152
4.00%, 10/15/23	2,965	3,162,860
5.30%, 03/15/20	950	1,054,224
7.30%, 06/28/19	135	155,678
Ameritech Capital Funding Corp.
6.45%, 01/15/18	1,420	1,517,331
Bear Stearns Companies LLC (The)
4.65%, 07/02/18	885	934,030
6.40%, 10/02/17	1,575	1,673,482
7.25%, 02/01/18	2,663	2,902,595

Security	Principal (000s)	Value
BP Capital Markets PLC
2.52%, 01/15/20	$600	$609,573
Capital One Bank USA N.A.
1.30%, 06/05/17 (Call 05/05/17)	450	448,530
2.25%, 02/13/19 (Call 01/13/19)	2,000	2,002,671
3.38%, 02/15/23	3,000	2,998,208
8.80%, 07/15/19	3,893	4,608,672
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	1,225	1,224,445
3.00%, 03/10/25 (Call 12/10/24)	320	325,201
3.23%, 09/01/22	735	767,316
3.45%, 02/13/26 (Call 11/13/25)	1,380	1,444,145
4.45%, 07/22/20	1,177	1,290,491
CME Group Inc./IL
3.00%, 09/15/22	1,100	1,146,050
3.00%, 03/15/25 (Call 12/15/24)[a]	1,000	1,016,276
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	290	287,753
3.85%, 11/21/22	550	552,775
3.95%, 11/06/24 (Call 08/06/24)	610	614,916
5.20%, 04/27/22	620	670,231
6.45%, 06/12/17	475	494,576
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	1,920	2,016,000
Eaton Vance Corp.
6.50%, 10/02/17	346	366,524
Ford Motor Credit Co. LLC
1.68%, 09/08/17	3,000	2,996,485
1.72%, 12/06/17[a]	2,100	2,093,667
2.38%, 01/16/18	2,700	2,718,367
2.60%, 11/04/19[a]	3,600	3,637,726
2.88%, 10/01/18[a]	4,515	4,601,753
3.00%, 06/12/17	1,996	2,022,861
3.66%, 09/08/24	2,051	2,091,977

355

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.25%, 09/20/22	$3,600	$3,837,088
4.38%, 08/06/23[a]	250	265,658
5.00%, 05/15/18	4,674	4,927,067
5.75%, 02/01/21	500	563,122
5.88%, 08/02/21	1,000	1,137,123
6.63%, 08/15/17	1,092	1,155,505
8.13%, 01/15/20	4,392	5,206,848
Franklin Resources Inc.
1.38%, 09/15/17	375	375,466
2.80%, 09/15/22	877	894,191
2.85%, 03/30/25[a]	725	723,048
4.63%, 05/20/20	350	382,630
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[c]	3,261	3,320,702
3.37%, 11/15/25[a,c]	7,493	7,940,554
General Electric Co.
1.25%, 05/15/17 (Call 04/13/17)[a]	675	676,878
1.63%, 04/02/18[a]	653	659,485
2.20%, 01/09/20 (Call 12/09/19)	409	417,212
3.10%, 01/09/23	916	961,549
3.15%, 09/07/22	1,060	1,114,731
3.45%, 05/15/24 (Call 02/13/24)	1,684	1,809,566
4.38%, 09/16/20	264	290,099
4.63%, 01/07/21[a]	653	729,141
4.65%, 10/17/21	7,630	8,609,687
5.30%, 02/11/21	3,247	3,715,140
5.50%, 01/08/20	1,327	1,501,913
5.63%, 09/15/17	3,073	3,253,401
5.63%, 05/01/18	1,758	1,906,798
6.00%, 08/07/19	3,740	4,264,056
Series A
5.55%, 05/04/20	432	492,920
HSBC Finance Corp.
6.68%, 01/15/21	5,513	6,251,151
Intercontinental Exchange Inc.
2.50%, 10/15/18	262	267,299
2.75%, 12/01/20 (Call 11/01/20)	370	379,447
3.75%, 12/01/25 (Call 09/01/25)	2,320	2,405,623
4.00%, 10/15/23	2,500	2,666,829

Security	Principal (000s)	Value
International Lease Finance Corp.
7.13%, 09/01/18[c]	$1,546	$1,689,005
Invesco Finance PLC
3.13%, 11/30/22	823	838,234
3.75%, 01/15/26	220	229,856
4.00%, 01/30/24	2,250	2,386,417
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	1,000	1,054,749
Jefferies Group LLC
5.13%, 04/13/18	1,431	1,489,008
5.13%, 01/20/23	1,520	1,566,469
6.88%, 04/15/21	543	607,346
8.50%, 07/15/19[a]	840	954,430
Lazard Group LLC
3.75%, 02/13/25	1,000	957,975
4.25%, 11/14/20	421	441,678
Legg Mason Inc.
2.70%, 07/15/19	185	185,676
3.95%, 07/15/24	790	774,661
4.75%, 03/15/26	1,400	1,445,939
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	525	544,878
5.25%, 01/16/18	1,120	1,180,158
5.55%, 01/15/20	1,167	1,278,408
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	100	100,823
2.15%, 02/01/19 (Call 01/01/19)	450	456,158
2.30%, 11/15/19 (Call 10/15/19)	1,800	1,845,573
2.30%, 11/01/20 (Call 10/01/20)	465	473,845
2.70%, 02/15/23 (Call 12/15/22)	1,900	1,938,929
2.85%, 01/27/25 (Call 10/27/24)	35	35,433
3.05%, 02/15/22 (Call 11/15/21)	1,200	1,250,827
3.25%, 11/01/25 (Call 08/01/25)	2,325	2,450,591

356

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.40%, 11/15/23 (Call 08/15/23)	$500	$521,637
5.45%, 02/01/18	1,000	1,064,293
10.38%, 11/01/18	1,031	1,245,777
Nomura Holdings Inc.
2.75%, 03/19/19	2,000	2,028,209
6.70%, 03/04/20	897	1,030,905
NYSE Holdings LLC
2.00%, 10/05/17	369	371,311
Raymond James Financial Inc.
8.60%, 08/15/19	200	234,797
Stifel Financial Corp.
4.25%, 07/18/24	555	553,675
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)[a]	1,340	1,347,305
2.70%, 02/03/20 (Call 01/03/20)	1,189	1,182,334
4.50%, 07/23/25 (Call 04/24/25)	1,605	1,672,576
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	2,585	2,644,547
5.60%, 12/01/19	692	766,480
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	6,235	6,327,921
2.80%, 12/14/22 (Call 10/14/22)	4,245	4,385,455
3.15%, 12/14/25 (Call 09/14/25)	7,225	7,487,882

		225,319,009
ELECTRIC — 3.98%
Alabama Power Co.
5.50%, 10/15/17	190	199,942
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	1,000	1,013,996
3.65%, 02/15/26 (Call 11/15/25)	576	596,311
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	725	744,805
6.13%, 11/15/17	1,050	1,122,379

Security	Principal (000s)	Value
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	$650	$649,045
2.95%, 12/15/22 (Call 09/15/22)	1,000	1,021,291
Appalachian Power Co.
4.60%, 03/30/21 (Call 12/30/20)	400	436,844
Series K
5.00%, 06/01/17	650	672,318
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	710	716,980
3.15%, 05/15/25 (Call 02/15/25)[a]	510	531,553
8.75%, 03/01/19	450	527,854
Avangrid Inc.
4.63%, 10/01/20	900	952,601
Avista Corp.
5.13%, 04/01/22	985	1,109,611
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)[a]	1,355	1,384,054
3.50%, 11/15/21 (Call 08/15/21)	400	425,221
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	955	963,258
2.40%, 02/01/20 (Call 01/01/20)	700	713,987
5.75%, 04/01/18	1,383	1,490,253
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	1,700	1,774,863
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	1,000	992,358
2.25%, 08/01/22 (Call 05/01/22)	325	322,931
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)[c]	995	999,804

357

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	$770	$830,912
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	1,000	1,047,600
3.88%, 03/01/24 (Call 12/01/23)	2,325	2,487,587
5.05%, 03/15/22 (Call 12/15/21)	600	670,081
8.75%, 06/15/19	1,600	1,919,653
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)[a]	535	539,268
3.10%, 11/01/24 (Call 08/01/24)[a]	1,350	1,406,011
3.40%, 09/01/21 (Call 06/01/21)	1,350	1,442,072
4.00%, 08/01/20 (Call 05/01/20)	780	844,269
5.80%, 03/15/18	677	729,716
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,100	1,097,800
5.65%, 05/01/18	1,045	1,127,716
Series 09-A
5.50%, 02/01/19	300	329,369
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,775	1,913,163
7.13%, 12/01/18	1,666	1,885,117
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	2,000	1,985,842
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	1,200	1,336,150
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	500	511,633
3.38%, 08/15/23 (Call 05/15/23)	375	396,236

Security	Principal (000s)	Value
5.65%, 09/15/18	$270	$293,790
5.65%, 04/15/20	315	356,229
6.13%, 03/15/19	750	838,977
6.70%, 09/15/19	894	1,027,778
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	19	20,048
Dominion Resources Inc./VA
1.90%, 06/15/18	600	597,888
2.50%, 12/01/19 (Call 11/01/19)	125	127,068
2.96%, 07/01/19[b]	315	316,252
3.63%, 12/01/24 (Call 09/01/24)	2,650	2,705,491
3.90%, 10/01/25 (Call 07/01/25)	2,750	2,847,295
4.45%, 03/15/21[a]	1,550	1,684,742
5.20%, 08/15/19	1,680	1,841,845
6.40%, 06/15/18	450	487,223
Series B
2.75%, 09/15/22 (Call 06/15/22)	240	238,467
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	475	505,505
3.90%, 06/01/21 (Call 03/01/21)	1,150	1,247,953
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)[a]	1,005	1,017,325
3.30%, 06/15/22 (Call 04/15/22)[c]	325	335,505
3.85%, 12/01/23 (Call 09/01/23)	525	557,258
Series C
3.50%, 06/01/24 (Call 03/01/24)[a]	1,130	1,179,624
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)[a]	1,500	1,520,177
3.90%, 06/15/21 (Call 03/15/21)	510	552,562
7.00%, 11/15/18	839	950,334

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Duke Energy Corp.
1.63%, 08/15/17	$1,829	$1,833,300
2.10%, 06/15/18 (Call 05/15/18)[a]	270	272,189
3.05%, 08/15/22 (Call 05/15/22)	750	765,956
3.55%, 09/15/21 (Call 06/15/21)	445	469,557
3.75%, 04/15/24 (Call 01/15/24)[a]	970	1,027,764
3.95%, 10/15/23 (Call 07/15/23)[a]	850	909,069
5.05%, 09/15/19	425	460,721
6.25%, 06/15/18[a]	740	805,985
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)[a]	560	588,348
4.55%, 04/01/20	65	70,681
5.65%, 06/15/18	633	685,191
Duke Energy Indiana LLC
3.75%, 07/15/20[a]	750	802,863
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	950	1,030,477
5.45%, 04/01/19[a]	1,300	1,429,444
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	753	776,648
3.00%, 09/15/21 (Call 06/15/21)[a]	750	788,678
3.25%, 08/15/25 (Call 05/15/25)	880	926,552
5.30%, 01/15/19	360	394,582
Edison International
2.95%, 03/15/23 (Call 01/15/23)	2,000	2,026,483
3.75%, 09/15/17	500	514,578
Empresa Nacional de Electricidad SA/Chile
4.25%, 04/15/24 (Call 01/15/24)[a]	100	104,042
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	790	810,753
3.50%, 04/01/26 (Call 01/01/26)	1,000	1,071,240

Security	Principal (000s)	Value
3.70%, 06/01/24 (Call 03/01/24)[a]	$900	$968,877
3.75%, 02/15/21 (Call 11/15/20)	850	913,811
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	1,000	1,093,753
Entergy Gulf States Louisiana LLC
3.95%, 10/01/20 (Call 07/01/20)	500	533,564
6.00%, 05/01/18	550	595,197
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	180	197,404
6.50%, 09/01/18	1,000	1,104,854
Entergy Texas Inc.
7.13%, 02/01/19	455	513,002
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	420	417,814
2.50%, 03/15/21 (Call 02/15/21)	2,765	2,802,939
2.80%, 05/01/23 (Call 02/01/23)	450	454,572
3.35%, 03/15/26 (Call 12/15/25)	1,400	1,438,850
4.50%, 11/15/19	425	460,199
Series H
3.15%, 01/15/25 (Call 10/15/24)	240	245,638
Exelon Corp.
1.55%, 06/09/17	135	134,691
2.45%, 04/15/21 (Call 03/15/21)	755	758,009
2.85%, 06/15/20 (Call 05/15/20)	1,150	1,176,801
3.40%, 04/15/26 (Call 01/15/26)	440	444,523
3.95%, 06/15/25 (Call 03/15/25)	1,415	1,488,625
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	1,000	1,009,684
4.00%, 10/01/20 (Call 07/01/20)[a]	450	470,854

359

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.25%, 06/15/22 (Call 03/15/22)[a]	$1,000	$1,051,798
5.20%, 10/01/19	1,400	1,526,364
6.20%, 10/01/17	1,000	1,058,405
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	175	188,448
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)[a]	69	71,358
3.13%, 12/01/25 (Call 06/01/25)	790	826,127
3.25%, 06/01/24 (Call 12/01/23)	325	343,985
5.55%, 11/01/17	845	894,045
Georgia Power Co.
1.95%, 12/01/18	1,000	1,009,108
2.85%, 05/15/22[a]	1,000	1,026,436
4.25%, 12/01/19[a]	1,020	1,107,042
5.40%, 06/01/18	300	320,651
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)[a]	361	391,853
5.29%, 06/15/22 (Call 03/15/22)[b]	375	419,080
Hydro-Quebec
1.38%, 06/19/17	2,250	2,259,490
8.40%, 01/15/22	615	800,005
9.40%, 02/01/21	200	260,609
Iberdrola International BV
5.81%, 03/15/25	35	39,282
Indiana Michigan Power Co.
7.00%, 03/15/19[a]	470	530,314
Series J
3.20%, 03/15/23 (Call 12/15/22)	630	644,412
Integrys Holding Inc.
4.17%, 11/01/20	500	540,111
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	1,500	1,573,946
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	495	503,943

Security	Principal (000s)	Value
Jersey Central Power & Light Co.
5.65%, 06/01/17	$1,300	$1,349,686
7.35%, 02/01/19[a]	1,070	1,202,223
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	646	649,630
3.65%, 08/15/25 (Call 05/15/25)	1,250	1,299,972
5.85%, 06/15/17	525	546,910
6.38%, 03/01/18	370	398,839
7.15%, 04/01/19	950	1,087,563
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	638	671,794
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,059,262
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	300	316,837
4.38%, 10/01/21 (Call 07/01/21)	400	438,170
Louisville Gas & Electric Co. Series 25
3.30%, 10/01/25 (Call 07/01/25)	525	554,367
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	200	205,307
3.50%, 10/15/24 (Call 07/15/24)	110	117,753
3.70%, 09/15/23 (Call 06/15/23)[a]	1,497	1,632,025
5.30%, 03/15/18	1,370	1,464,617
Nevada Power Co.
6.50%, 08/01/18[a]	550	607,437
7.13%, 03/15/19	1,590	1,827,356
Series O
6.50%, 05/15/18[a]	500	547,213
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	1,000	1,000,583
2.30%, 04/01/19	675	681,530
2.40%, 09/15/19 (Call 08/15/19)	1,695	1,719,800
3.63%, 06/15/23 (Call 03/15/23)	555	573,260
4.50%, 06/01/21 (Call 03/01/21)	570	617,288
6.00%, 03/01/19	1,000	1,095,853

360

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 2.125%)
6.65%, 06/15/67 (Call 06/15/17)	$318	$241,680
Series D
VRN, (3 mo. LIBOR US + 3.348%)
7.30%, 09/01/67 (Call 09/01/17)[a]	300	283,500
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)[a]	1,175	1,245,006
5.45%, 09/15/20	373	416,486
6.13%, 03/01/22	488	573,846
6.40%, 03/15/18	505	544,979
6.80%, 01/15/19	870	973,129
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	1,750	1,750,790
5.25%, 03/01/18	70	74,733
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	500	496,003
3.25%, 11/15/25 (Call 08/15/25)	75	78,262
5.63%, 11/15/17	250	264,877
Oglethorpe Power Corp.
6.10%, 03/15/19	375	415,660
Ohio Power Co.
6.05%, 05/01/18	600	645,140
Series M
5.38%, 10/01/21	630	719,508
Oklahoma Gas & Electric Co.
6.35%, 09/01/18	920	1,016,666
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	840	842,920
4.10%, 06/01/22 (Call 03/01/22)	850	925,233
6.80%, 09/01/18	650	722,592
7.00%, 09/01/22	1,579	1,977,178

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)[a]	$3,100	$3,098,066
3.25%, 09/15/21 (Call 06/15/21)	148	155,798
3.40%, 08/15/24 (Call 05/15/24)	2,005	2,114,508
3.50%, 10/01/20 (Call 07/01/20)	356	378,548
3.50%, 06/15/25 (Call 03/15/25)[a]	1,000	1,061,072
3.75%, 02/15/24 (Call 11/15/23)	820	880,400
4.25%, 05/15/21 (Call 02/15/21)	1,000	1,085,989
5.63%, 11/30/17	550	583,913
8.25%, 10/15/18	900	1,036,987
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	740	769,683
3.35%, 07/01/25 (Call 04/01/25)	250	263,815
3.85%, 06/15/21 (Call 03/15/21)	1,140	1,239,609
5.50%, 01/15/19	500	549,370
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	1,012,037
3.15%, 10/15/25 (Call 07/15/25)	1,550	1,623,406
5.35%, 03/01/18	500	534,671
Pennsylvania Electric Co.
5.20%, 04/01/20	400	425,487
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)[a]	1,105	1,123,716
Portland General Electric Co.
6.10%, 04/15/19	400	441,097
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)[a]	1,100	1,169,089

361

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	$450	$450,196
3.10%, 05/15/26 (Call 02/15/26)	1,000	992,835
3.40%, 06/01/23 (Call 03/01/23)	555	569,704
3.95%, 03/15/24 (Call 12/15/23)[a]	1,000	1,066,139
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	1,055	1,069,054
3.00%, 09/15/21 (Call 06/15/21)[a]	800	833,815
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,660	1,700,096
4.40%, 01/15/21 (Call 10/15/20)	2,100	2,281,423
4.88%, 12/01/19	450	488,328
7.05%, 03/15/19	998	1,125,966
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)[a]	750	780,737
4.30%, 11/15/23 (Call 08/15/23)[a]	900	927,898
5.13%, 04/15/20[a]	868	938,847
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,503,116
2.90%, 05/15/25 (Call 11/15/24)	2,010	2,065,591
5.13%, 06/01/19	140	154,803
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)[a]	575	593,215
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	135,045
5.15%, 12/01/19	640	707,205
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	350	352,180
2.00%, 08/15/19 (Call 07/15/19)	180	182,862

Security	Principal (000s)	Value
2.38%, 05/15/23 (Call 02/15/23)[a]	$1,761	$1,765,424
3.00%, 05/15/25 (Call 02/15/25)[a]	550	572,958
3.05%, 11/15/24 (Call 08/15/24)	725	755,276
3.15%, 08/15/24 (Call 05/15/24)	135	141,052
3.50%, 08/15/20	345	363,464
Series I
1.80%, 06/01/19 (Call 05/01/19)	200	201,496
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	1,425	1,437,270
5.63%, 07/15/22 (Call 04/15/22)	800	900,320
6.00%, 09/01/21	285	323,101
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,000	990,170
3.00%, 08/15/21[a]	1,500	1,580,527
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	1,020	1,038,024
4.75%, 05/15/21 (Call 02/15/21)[a]	846	894,875
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)[c]	1,000	992,665
South Carolina Electric & Gas Co.
5.25%, 11/01/18	470	510,186
6.50%, 11/01/18	350	390,339
Southern California Edison Co.
1.85%, 02/01/22	257	255,835
3.88%, 06/01/21 (Call 03/01/21)	712	774,201
Series C
3.50%, 10/01/23 (Call 07/01/23)[a]	1,145	1,225,479
Southern Co. (The)
1.85%, 07/01/19	1,330	1,336,874
2.15%, 09/01/19 (Call 08/01/19)	1,675	1,680,257

362

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.35%, 07/01/21 (Call 06/01/21)	$870	$874,031
2.75%, 06/15/20 (Call 05/15/20)	2,200	2,240,473
3.25%, 07/01/26 (Call 04/01/26)	840	850,994
Southern Power Co.
1.85%, 12/01/17	650	652,716
2.38%, 06/01/20 (Call 05/01/20)	3,575	3,590,186
4.15%, 12/01/25 (Call 09/01/25)[a]	775	806,176
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	1,000	1,052,646
6.45%, 01/15/19	974	1,079,491
Series F
5.88%, 03/01/18	650	695,093
Southwestern Public Service Co.
Series G
8.75%, 12/01/18[a]	825	961,746
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	1,050	1,092,189
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	1,270	1,286,353
5.40%, 05/15/21	400	451,758
6.10%, 05/15/18[a]	300	323,308
TECO Finance Inc.
5.15%, 03/15/20	695	768,588
TransAlta Corp.
1.90%, 06/03/17	1,100	1,084,875
4.50%, 11/15/22 (Call 08/15/22)	675	550,125
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	401	393,861
5.15%, 11/15/21 (Call 08/15/21)	475	530,688
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	371	395,158
6.40%, 06/15/17	500	526,883
6.70%, 02/01/19	740	835,484

Security	Principal (000s)	Value
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	$350	$361,977
3.10%, 05/15/25 (Call 02/15/25)	2,200	2,288,176
3.45%, 02/15/24 (Call 11/15/23)[a]	1,227	1,302,117
5.00%, 06/30/19	500	545,735
5.40%, 04/30/18	1,016	1,085,344
5.95%, 09/15/17	800	847,939
Series A
3.15%, 01/15/26 (Call 10/15/25)[a]	410	424,395
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	655	668,168
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	875	918,978
5.10%, 07/15/20	340	378,363
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	685	685,960
2.95%, 09/15/21 (Call 06/15/21)	850	877,379
3.10%, 06/01/25 (Call 03/01/25)[a]	1,450	1,489,891
4.25%, 12/15/19	250	270,935
Wisconsin Power & Light Co.
5.00%, 07/15/19	350	382,990
Wisconsin Public Service Corp.
1.65%, 12/04/18	760	764,723
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	3,000	3,040,113
4.70%, 05/15/20 (Call 11/15/19)	450	489,270

		246,622,211
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	192	197,025
2.63%, 02/15/23 (Call 11/15/22)	1,262	1,275,528

363

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.15%, 06/01/25 (Call 03/01/25)[a]	$750	$775,898
4.25%, 11/15/20[a]	125	137,148
4.88%, 10/15/19	1,450	1,598,883
5.25%, 10/15/18	884	960,373
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)[a]	1,000	999,597
Legrand France SA
8.50%, 02/15/25[a]	550	733,531

		6,677,983
ELECTRONICS — 0.58%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	726	752,186
5.00%, 07/15/20	1,100	1,208,803
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	925	932,448
3.13%, 09/15/21 (Call 08/15/21)	1,480	1,509,521
4.00%, 02/01/22 (Call 11/01/21)	1,000	1,049,075
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	1,125	1,117,963
Avnet Inc.
4.88%, 12/01/22	495	527,999
5.88%, 06/15/20	675	741,247
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	500	498,334
Flextronics International Ltd.
4.63%, 02/15/20	500	520,000
4.75%, 06/15/25 (Call 03/15/25)	900	903,375
5.00%, 02/15/23[a]	550	565,125
Honeywell International Inc.
4.25%, 03/01/21	940	1,040,248
5.00%, 02/15/19	2,463	2,697,076
5.30%, 03/01/18	1,175	1,258,008
Jabil Circuit Inc.
4.70%, 09/15/22[a]	650	650,000
5.63%, 12/15/20	1,200	1,260,804

Security	Principal (000s)	Value
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	$1,000	$999,118
4.55%, 10/30/24 (Call 07/30/24)	200	198,827
Koninklijke Philips NV
3.75%, 03/15/22[a]	3,096	3,272,229
5.75%, 03/11/18	1,056	1,129,453
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	940	1,031,846
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	2,656	2,661,184
2.40%, 02/01/19	706	711,878
3.15%, 01/15/23 (Call 10/15/22)	1,000	1,003,768
3.30%, 02/15/22	2,030	2,075,596
3.60%, 08/15/21 (Call 05/15/21)	679	708,407
3.65%, 12/15/25 (Call 09/15/25)[a]	1,835	1,873,591
4.15%, 02/01/24 (Call 11/01/23)	505	538,703
4.50%, 03/01/21	1,403	1,520,044
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)	900	897,855

		35,854,711
ENGINEERING & CONSTRUCTION — 0.06%
ABB Finance USA Inc.
2.88%, 05/08/22	996	1,018,618
Fluor Corp.
3.38%, 09/15/21	825	862,148
3.50%, 12/15/24 (Call 09/15/24)	1,785	1,836,282

		3,717,048
ENVIRONMENTAL CONTROL — 0.20%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	1,125	1,143,153
3.55%, 06/01/22 (Call 03/01/22)	1,146	1,198,130
3.80%, 05/15/18	950	989,009

364

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.75%, 05/15/23 (Call 02/15/23)	$700	$782,737
5.00%, 03/01/20	529	580,791
5.25%, 11/15/21[a]	795	901,878
5.50%, 09/15/19	645	716,340
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	1,350	1,386,211
3.13%, 03/01/25 (Call 12/01/24)	925	950,105
3.50%, 05/15/24 (Call 02/15/24)	500	529,651
4.60%, 03/01/21 (Call 12/01/20)[a]	850	939,255
6.10%, 03/15/18	2,052	2,219,956

		12,337,216
FOOD — 1.43%
Campbell Soup Co.
3.05%, 07/15/17	500	509,560
3.30%, 03/19/25 (Call 12/19/24)	1,850	1,905,041
4.25%, 04/15/21	575	624,140
4.50%, 02/15/19	585	628,492
ConAgra Foods Inc.
1.90%, 01/25/18	2,230	2,245,303
3.20%, 01/25/23 (Call 10/25/22)	977	986,343
3.25%, 09/15/22	1,261	1,274,481
7.00%, 04/15/19[a]	180	201,633
General Mills Inc.
1.40%, 10/20/17	1,500	1,504,580
2.20%, 10/21/19	150	152,226
3.15%, 12/15/21 (Call 09/15/21)	2,346	2,449,412
3.65%, 02/15/24 (Call 11/15/23)[a]	1,020	1,091,840
5.65%, 02/15/19	1,393	1,539,537
Hershey Co. (The)
1.60%, 08/21/18	40	40,238
3.20%, 08/21/25 (Call 05/21/25)	600	629,404
4.13%, 12/01/20	1,000	1,101,831
Hillshire Brands Co. (The)
4.10%, 09/15/20	798	816,520

Security	Principal (000s)	Value
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	$125	$135,456
Ingredion Inc.
4.63%, 11/01/20	1,550	1,679,375
JM Smucker Co. (The)
1.75%, 03/15/18	1,160	1,163,516
2.50%, 03/15/20	1,000	1,016,628
3.50%, 10/15/21[a]	650	687,127
3.50%, 03/15/25	2,225	2,346,520
Kellogg Co.
3.25%, 05/21/18	940	969,490
3.25%, 04/01/26	875	884,936
4.00%, 12/15/20	1,813	1,960,453
4.15%, 11/15/19	650	695,826
Kraft Heinz Foods Co.
2.00%, 07/02/18[c]	5,000	5,034,992
2.25%, 06/05/17	1,880	1,895,475
2.80%, 07/02/20 (Call 06/02/20)[c]	990	1,013,738
3.00%, 06/01/26 (Call 03/01/26)[c]	460	455,502
3.50%, 06/06/22	1,500	1,567,785
3.50%, 07/15/22 (Call 05/15/22)[c]	300	312,932
3.95%, 07/15/25 (Call 04/15/25)[a,c]	5,000	5,329,681
6.13%, 08/23/18	3,150	3,451,389
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	1,000	1,013,674
2.60%, 02/01/21 (Call 01/01/21)	960	978,274
2.95%, 11/01/21 (Call 10/01/21)	1,150	1,185,488
3.30%, 01/15/21 (Call 12/15/20)	890	933,587
3.40%, 04/15/22 (Call 01/15/22)	1,350	1,417,613
3.85%, 08/01/23 (Call 05/01/23)	800	862,696
4.00%, 02/01/24 (Call 11/01/23)	1,375	1,493,020
6.15%, 01/15/20	1,605	1,829,855
6.40%, 08/15/17	1,150	1,218,798
6.80%, 12/15/18	790	888,074

365

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	$1,000	$1,045,869
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,301,788
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	950	967,332
4.00%, 02/01/24 (Call 11/01/23)	675	731,993
5.38%, 02/10/20[a]	419	469,685
6.13%, 02/01/18	769	828,275
6.13%, 08/23/18[a]	1,688	1,855,359
6.50%, 08/11/17	1,848	1,958,587
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)[a]	1,160	1,164,946
2.60%, 10/01/20 (Call 09/01/20)	385	391,507
2.60%, 06/12/22	950	943,701
3.30%, 07/15/26 (Call 04/15/26)	760	770,632
3.75%, 10/01/25 (Call 07/01/25)	285	300,388
5.25%, 02/12/18	1,631	1,728,068
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	2,570	2,627,601
3.95%, 08/15/24 (Call 05/15/24)	1,350	1,440,708
4.50%, 06/15/22 (Call 03/15/22)	2,150	2,356,180
Unilever Capital Corp.
0.85%, 08/02/17	2,050	2,045,787
2.10%, 07/30/20	150	152,220
2.20%, 03/06/19[a]	1,500	1,534,589
3.10%, 07/30/25	560	598,515
4.25%, 02/10/21	1,569	1,735,960
4.80%, 02/15/19	1,186	1,291,778

Security	Principal (000s)	Value
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[a,c]	$500	$518,443

		88,882,392
FOREST PRODUCTS & PAPER — 0.26%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	1,895	1,996,856
7.25%, 07/29/19[a]	925	1,047,877
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	70	71,349
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,000	1,015,000
Georgia-Pacific LLC
8.00%, 01/15/24	1,250	1,624,914
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	600	614,976
3.80%, 01/15/26 (Call 10/15/25)[a]	2,500	2,576,751
4.75%, 02/15/22 (Call 11/15/21)	70	76,412
7.50%, 08/15/21	416	500,870
7.95%, 06/15/18	3,147	3,504,008
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	2,760	2,986,789

		16,015,802
GAS — 0.30%
AGL Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	1,500	1,495,785
3.50%, 09/15/21 (Call 06/15/21)	300	311,791
5.25%, 08/15/19	550	590,544
Atmos Energy Corp.
6.35%, 06/15/17	150	157,427
8.50%, 03/15/19	168	197,836
CenterPoint Energy Inc.
6.50%, 05/01/18	1,000	1,077,757

366

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)[a]	$1,500	$1,520,058
2.80%, 11/15/20 (Call 10/15/20)[a]	600	612,130
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,220	1,148,020
4.90%, 12/01/21 (Call 09/01/21)[a]	1,130	1,158,350
8.75%, 05/01/19	750	846,522
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	300	302,588
3.61%, 02/01/24 (Call 11/01/23)	425	446,943
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	1,075	1,080,264
2.88%, 10/01/22 (Call 07/01/22)	1,500	1,501,139
3.55%, 06/15/24 (Call 03/15/24)	500	516,065
6.15%, 06/15/18	534	577,194
9.80%, 02/15/19	1,220	1,466,574
Southern California Gas Co.
1.55%, 06/15/18	500	502,737
2.60%, 06/15/26	1,000	998,060
3.15%, 09/15/24 (Call 06/15/24)	1,255	1,313,772
3.20%, 06/15/25 (Call 03/15/25)	725	765,817
Series HH
5.45%, 04/15/18	200	213,847
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	100	103,991

		18,905,211
HAND & MACHINE TOOLS — 0.10%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	725	700,156
3.88%, 02/15/22 (Call 11/15/21)[a]	692	679,240

Security	Principal (000s)	Value
Snap-On Inc.
4.25%, 01/15/18	$815	$850,012
6.13%, 09/01/21	125	147,217
Stanley Black & Decker Inc.
2.45%, 11/17/18	500	505,664
2.90%, 11/01/22	2,135	2,190,256
3.40%, 12/01/21 (Call 09/01/21)	1,208	1,260,525

		6,333,070
HEALTH CARE — PRODUCTS — 1.31%
Becton Dickinson and Co.
1.80%, 12/15/17	370	370,968
2.68%, 12/15/19	2,359	2,406,887
3.13%, 11/08/21[a]	1,687	1,734,954
3.25%, 11/12/20	900	935,503
3.73%, 12/15/24 (Call 09/15/24)	795	842,684
3.88%, 05/15/24 (Call 02/15/24)	1,105	1,176,229
5.00%, 05/15/19	1,900	2,064,093
6.38%, 08/01/19	2,655	3,002,891
Boston Scientific Corp.
2.65%, 10/01/18	1,000	1,016,405
2.85%, 05/15/20	1,450	1,476,602
3.85%, 05/15/25[a]	2,000	2,076,094
4.13%, 10/01/23 (Call 07/01/23)	525	557,802
6.00%, 01/15/20	912	1,026,530
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	2,300	2,410,190
4.20%, 06/15/20	3,350	3,646,633
6.00%, 10/15/17	1,457	1,551,316
CR Bard Inc.
1.38%, 01/15/18	285	284,307
4.40%, 01/15/21 (Call 10/15/20)	1,125	1,227,086
Danaher Corp.
1.65%, 09/15/18	15	15,149
2.40%, 09/15/20 (Call 08/15/20)	2,500	2,569,565
3.35%, 09/15/25 (Call 06/15/25)	20	21,244

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Edwards Lifesciences Corp.
2.88%, 10/15/18	$530	$540,969
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	1,546	1,697,665
6.00%, 03/01/20	2,371	2,669,692
Medtronic Inc.
1.38%, 04/01/18	2,343	2,345,018
1.50%, 03/15/18	1,745	1,751,850
2.50%, 03/15/20	3,115	3,193,173
2.75%, 04/01/23 (Call 01/01/23)	1,850	1,890,975
3.13%, 03/15/22 (Call 12/15/21)	950	995,016
3.15%, 03/15/22	1,080	1,131,782
3.50%, 03/15/25	3,600	3,837,119
3.63%, 03/15/24 (Call 12/15/23)	2,362	2,542,792
4.13%, 03/15/21 (Call 12/15/20)	1,650	1,796,822
4.45%, 03/15/20	794	868,840
5.60%, 03/15/19	750	831,990
St. Jude Medical Inc.
2.00%, 09/15/18	4,113	4,142,667
2.80%, 09/15/20 (Call 08/15/20)	890	907,328
3.25%, 04/15/23 (Call 01/15/23)	1,500	1,519,268
Stryker Corp.
1.30%, 04/01/18	1,875	1,867,323
2.00%, 03/08/19[a]	2,500	2,518,359
2.63%, 03/15/21 (Call 02/15/21)	155	157,849
3.38%, 05/15/24 (Call 02/15/24)	1,075	1,111,218
3.38%, 11/01/25 (Call 08/01/25)	480	494,940
3.50%, 03/15/26 (Call 12/15/25)	70	72,858
4.38%, 01/15/20[a]	560	604,988
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	1,705	1,710,389
4.70%, 05/01/20	900	976,227

Security	Principal (000s)	Value
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	$575	$581,969
3.15%, 04/01/22 (Call 02/01/22)	1,050	1,062,533
3.38%, 11/30/21 (Call 08/30/21)	1,180	1,220,517
3.55%, 04/01/25 (Call 01/01/25)	4,650	4,717,306
4.63%, 11/30/19	1,000	1,078,504

		81,251,078
HEALTH CARE — SERVICES — 1.15%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,156	2,150,529
2.20%, 03/15/19 (Call 02/15/19)	285	286,665
2.75%, 11/15/22 (Call 08/15/22)	1,600	1,589,559
3.50%, 11/15/24 (Call 08/15/24)	395	405,382
3.95%, 09/01/20	992	1,057,416
4.13%, 06/01/21 (Call 03/01/21)	1,000	1,069,547
Anthem Inc.
1.88%, 01/15/18	330	330,775
2.25%, 08/15/19	2,900	2,915,447
2.30%, 07/15/18	1,520	1,533,300
3.13%, 05/15/22	1,396	1,412,192
3.30%, 01/15/23	650	658,319
3.50%, 08/15/24 (Call 05/15/24)	960	976,399
3.70%, 08/15/21 (Call 05/15/21)[a]	1,725	1,819,983
4.35%, 08/15/20	1,200	1,294,972
5.88%, 06/15/17	1,300	1,358,719
7.00%, 02/15/19	750	845,565
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	1,450	1,451,691
4.00%, 02/15/22 (Call 11/15/21)[a]	149	158,288
4.38%, 12/15/20 (Call 09/15/20)	1,100	1,185,209

368

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.50%, 03/15/21 (Call 12/15/20)[a]	$786	$850,902
5.13%, 06/15/20	288	317,320
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,102	1,241,993
Dignity Health
3.13%, 11/01/22	1,050	1,081,663
Howard Hughes Medical Institute
3.50%, 09/01/23[a]	227	245,334
Humana Inc.
2.63%, 10/01/19	70	70,777
3.15%, 12/01/22 (Call 09/01/22)	908	917,733
3.85%, 10/01/24 (Call 07/01/24)[a]	2,400	2,487,028
6.30%, 08/01/18	240	261,623
7.20%, 06/15/18	250	275,965
Kaiser Foundation Hospitals
3.50%, 04/01/22	70	73,732
Laboratory Corp. of America Holdings
2.20%, 08/23/17	1,800	1,809,185
2.63%, 02/01/20	150	151,643
3.20%, 02/01/22	325	329,861
3.60%, 02/01/25 (Call 11/01/24)	2,795	2,849,065
3.75%, 08/23/22 (Call 05/23/22)[a]	1,140	1,188,923
4.63%, 11/15/20 (Call 08/15/20)[a]	950	1,027,715
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	1,415	1,419,459
3.50%, 03/30/25 (Call 12/30/24)	2,180	2,198,611
4.70%, 04/01/21	475	515,264
4.75%, 01/30/20[a]	150	162,227
UnitedHealth Group Inc.
1.40%, 10/15/17	1,927	1,931,514
1.40%, 12/15/17	200	200,373
1.63%, 03/15/19[a]	1,135	1,137,401
1.70%, 02/15/19	1,380	1,387,029

Security	Principal (000s)	Value
1.90%, 07/16/18	$3,080	$3,113,601
2.30%, 12/15/19	1,150	1,172,526
2.70%, 07/15/20[a]	1,550	1,600,802
2.75%, 02/15/23 (Call 11/15/22)[a]	1,250	1,273,428
2.88%, 12/15/21	840	867,641
2.88%, 03/15/22 (Call 12/15/21)	2,800	2,880,352
3.10%, 03/15/26[a]	850	870,607
3.35%, 07/15/22[a]	2,085	2,188,635
3.38%, 11/15/21 (Call 08/15/21)	2,150	2,271,486
3.75%, 07/15/25	4,485	4,839,139
3.88%, 10/15/20 (Call 07/15/20)	100	107,508
4.70%, 02/15/21 (Call 11/15/20)	900	998,230
6.00%, 06/15/17	325	340,962
6.00%, 02/15/18	2,257	2,432,234

		71,589,448
HOLDING COMPANIES — DIVERSIFIED — 0.12%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,015	1,037,357
4.88%, 11/30/18	600	617,001
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	2,537	2,538,827
FS Investment Corp.
4.00%, 07/15/19[a]	750	752,663
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	200	199,566
3.00%, 02/10/25 (Call 01/10/25)	669	657,179
PennantPark Investment Corp.
4.50%, 10/01/19	500	493,481
Prospect Capital Corp.
5.00%, 07/15/19[a]	700	679,000
5.88%, 03/15/23	436	396,760

		7,371,834

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	$1,000	$1,026,420

		1,026,420
HOME FURNISHINGS — 0.09%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	525	535,225
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	1,000	1,029,574
Whirlpool Corp.
3.70%, 03/01/23	1,520	1,585,997
3.70%, 05/01/25	70	72,615
4.85%, 06/15/21	1,900	2,094,063

		5,317,474
HOUSEHOLD PRODUCTS & WARES — 0.24%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	855,814
5.38%, 04/15/20	220	238,865
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	1,012,359
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	500	512,180
3.50%, 12/15/24 (Call 09/15/24)	1,220	1,275,950
3.80%, 11/15/21	685	731,542
5.95%, 10/15/17	520	551,837
Kimberly-Clark Corp.
1.40%, 02/15/19	740	741,821
2.15%, 08/15/20	35	35,649
2.40%, 03/01/22	720	734,327
2.65%, 03/01/25	430	439,988
2.75%, 02/15/26	350	356,751
3.05%, 08/15/25	1,035	1,087,234
3.63%, 08/01/20	750	808,099
3.88%, 03/01/21	1,000	1,092,547
6.13%, 08/01/17	1,058	1,119,735
6.25%, 07/15/18	640	706,416
7.50%, 11/01/18	819	938,836

Security	Principal (000s)	Value
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	$1,480	$1,562,378

		14,802,328
HOUSEWARES — 0.19%
Newell Brands Inc.
2.05%, 12/01/17	950	949,623
2.15%, 10/15/18	490	487,443
2.88%, 12/01/19 (Call 11/01/19)	787	789,509
3.15%, 04/01/21 (Call 03/01/21)[a]	180	184,466
3.85%, 04/01/23 (Call 02/01/23)	3,395	3,543,596
3.90%, 11/01/25 (Call 08/01/25)	650	663,359
4.00%, 06/15/22 (Call 03/15/22)	496	507,304
4.00%, 12/01/24 (Call 09/01/24)[a]	725	745,855
4.20%, 04/01/26 (Call 01/01/26)	3,125	3,311,061
6.25%, 04/15/18	600	642,286

		11,824,502
INSURANCE — 2.45%
AEGON Funding Co. LLC
5.75%, 12/15/20	680	775,477
Aflac Inc.
2.40%, 03/16/20[a]	850	869,189
3.25%, 03/17/25	70	71,699
3.63%, 06/15/23	1,200	1,267,994
3.63%, 11/15/24	1,025	1,089,501
4.00%, 02/15/22	450	489,135
Alleghany Corp.
4.95%, 06/27/22	1,125	1,227,569
5.63%, 09/15/20	650	715,096
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,000	1,001,157
5.50%, 11/15/20	325	357,772

370

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Allstate Corp. (The)
3.15%, 06/15/23[a]	$192	$198,570
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)	1,475	1,511,875
7.45%, 05/16/19	1,123	1,304,034
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	3,750	3,774,522
3.30%, 03/01/21 (Call 02/01/21)	665	682,041
3.38%, 08/15/20	890	916,165
3.75%, 07/10/25 (Call 04/10/25)	1,000	1,003,415
3.90%, 04/01/26 (Call 01/01/26)	2,380	2,407,617
4.13%, 02/15/24	3,250	3,367,228
4.88%, 06/01/22	2,481	2,700,401
5.85%, 01/16/18	570	607,961
6.40%, 12/15/20	514	592,555
Aon Corp.
5.00%, 09/30/20	1,020	1,125,719
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	1,195	1,202,272
3.50%, 06/14/24 (Call 03/14/24)	2,130	2,139,507
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	500	514,767
6.00%, 12/15/20	350	386,247
Assurant Inc.
2.50%, 03/15/18	332	333,575
4.00%, 03/15/23	1,025	1,028,920
AXIS Specialty Finance LLC
5.88%, 06/01/20	1,500	1,659,550
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	25,070
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	910	909,525
1.70%, 03/15/19	2,875	2,901,884
2.90%, 10/15/20[a]	126	132,011
3.00%, 05/15/22[a]	1,650	1,731,649
4.25%, 01/15/21[a]	2,458	2,716,848
5.40%, 05/15/18[a]	3,078	3,325,421

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
1.55%, 02/09/18	$7	$7,049
2.10%, 08/14/19	900	918,322
2.20%, 03/15/21 (Call 02/15/21)[a]	4,635	4,715,889
3.00%, 02/11/23[a]	2,785	2,881,695
3.13%, 03/15/26 (Call 12/15/25)	2,925	3,022,818
3.40%, 01/31/22	2,750	2,938,201
Chubb Corp. (The)
5.75%, 05/15/18	631	682,524
VRN, (3 mo. LIBOR US + 2.250%)
6.38%, 03/29/67 (Call 04/15/17)	400	352,000
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	425	431,847
2.70%, 03/13/23	180	180,725
2.88%, 11/03/22 (Call 09/03/22)	670	685,983
3.15%, 03/15/25	1,000	1,028,298
3.35%, 05/15/24	2,000	2,099,157
3.35%, 05/03/26 (Call 02/03/26)	1,260	1,314,626
5.80%, 03/15/18	220	236,724
5.90%, 06/15/19	1,325	1,483,817
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	190	192,089
4.50%, 03/01/26 (Call 12/01/25)	1,500	1,546,247
5.75%, 08/15/21	740	829,358
5.88%, 08/15/20	1,400	1,557,187
7.35%, 11/15/19	105	119,970
Fidelity National Financial Inc.
5.50%, 09/01/22	1,700	1,833,698
First American Financial Corp.
4.60%, 11/15/24	1,000	1,018,612
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,070	1,200,039
5.50%, 03/30/20	200	222,855
6.00%, 01/15/19	1,200	1,311,458
6.30%, 03/15/18	837	897,957

371

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Lincoln National Corp.
3.35%, 03/09/25[a]	$640	$621,714
4.20%, 03/15/22	1,458	1,545,408
4.85%, 06/24/21	650	708,922
6.25%, 02/15/20	550	616,087
8.75%, 07/01/19	830	980,901
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,019	1,005,604
3.75%, 04/01/26 (Call 01/01/26)	1,500	1,550,748
Manulife Financial Corp.
4.15%, 03/04/26	575	603,972
4.90%, 09/17/20	1,000	1,088,125
Markel Corp.
3.63%, 03/30/23[a]	25	25,181
5.35%, 06/01/21	1,800	1,989,654
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	525	527,783
2.35%, 03/06/20 (Call 02/06/20)	637	640,102
2.55%, 10/15/18 (Call 09/15/18)	455	462,340
3.30%, 03/14/23 (Call 01/14/23)	175	177,943
3.50%, 06/03/24 (Call 03/03/24)	1,900	1,925,286
3.50%, 03/10/25 (Call 12/10/24)[a]	1,818	1,833,427
4.80%, 07/15/21 (Call 04/15/21)	645	707,032
MetLife Inc.
1.76%, 12/15/17	2,303	2,312,152
1.90%, 12/15/17	100	100,621
3.00%, 03/01/25[a]	2,823	2,811,194
3.05%, 12/15/22	540	549,539
3.60%, 04/10/24	1,750	1,824,914
4.75%, 02/08/21	1,801	1,993,260
7.72%, 02/15/19	437	502,497
Series A
6.82%, 08/15/18	825	917,366

Security	Principal (000s)	Value
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	$1,001	$1,048,776
PartnerRe Finance B LLC
5.50%, 06/01/20	1,100	1,211,158
Primerica Inc.
4.75%, 07/15/22	500	533,835
Principal Financial Group Inc.
1.85%, 11/15/17	1,000	1,001,041
3.30%, 09/15/22	700	715,514
3.40%, 05/15/25 (Call 02/15/25)	370	369,020
8.88%, 05/15/19	700	824,674
Progressive Corp. (The)
3.75%, 08/23/21	975	1,038,723
VRN, (3 mo. LIBOR US + 2.018%)
6.70%, 06/15/67 (Call 06/15/17)	1,225	1,117,812
Protective Life Corp.
7.38%, 10/15/19	700	802,899
Prudential Financial Inc.
2.35%, 08/15/19	110	111,096
3.50%, 05/15/24	1,350	1,377,808
4.50%, 11/16/21	3,375	3,697,286
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)	275	273,625
5.38%, 06/21/20	350	390,991
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)[a]	520	529,750
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[a]	2,000	2,105,000
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[a]	1,600	1,728,000
7.38%, 06/15/19	2,393	2,753,015
VRN, (3 mo. LIBOR US + 5.000%)
8.88%, 06/15/68 (Call 06/15/18)	1,000	1,107,500
Series D
6.00%, 12/01/17	941	1,001,734

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Reinsurance Group of America Inc.
5.00%, 06/01/21	$845	$916,338
6.45%, 11/15/19	1,200	1,344,257
RenRe North America Holdings Inc.
5.75%, 03/15/20	125	136,463
StanCorp Financial Group Inc.
5.00%, 08/15/22	500	535,396
Symetra Financial Corp.
4.25%, 07/15/24	600	606,784
Torchmark Corp.
3.80%, 09/15/22	1,000	1,010,009
9.25%, 06/15/19	325	385,896
Travelers Companies Inc. (The)
3.90%, 11/01/20	650	703,672
5.75%, 12/15/17	780	831,139
5.80%, 05/15/18	987	1,069,538
Trinity Acquisition PLC
4.63%, 08/15/23	1,600	1,673,763
Unum Group
3.88%, 11/05/25[a]	575	570,080
4.00%, 03/15/24	805	819,296
5.63%, 09/15/20	321	356,162
Voya Financial Inc.
2.90%, 02/15/18	700	707,828
5.50%, 07/15/22	2,070	2,312,006
Willis Towers Watson PLC
5.75%, 03/15/21	400	439,900
WR Berkley Corp.
4.63%, 03/15/22	640	685,375
5.38%, 09/15/20	300	328,588
7.38%, 09/15/19	750	865,303
XLIT Ltd.
2.30%, 12/15/18	1,150	1,152,055
4.45%, 03/31/25[a]	550	543,469
5.75%, 10/01/21	1,000	1,130,881
6.38%, 11/15/24	20	23,403

		151,681,713
INTERNET — 0.81%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[c]	500	500,579
2.50%, 11/28/19 (Call 10/28/19)	3,865	3,885,554
3.13%, 11/28/21 (Call 09/28/21)	2,590	2,617,172
3.60%, 11/28/24 (Call 08/28/24)[a]	3,280	3,286,081

Security	Principal (000s)	Value
Alphabet Inc.
3.38%, 02/25/24	$2,255	$2,450,046
3.63%, 05/19/21[a]	1,145	1,251,760
Amazon.com Inc.
1.20%, 11/29/17	1,800	1,801,941
2.50%, 11/29/22 (Call 08/29/22)	2,450	2,499,706
2.60%, 12/05/19 (Call 11/05/19)	2,400	2,487,333
3.80%, 12/05/24 (Call 09/05/24)	2,150	2,366,863
Baidu Inc.
2.25%, 11/28/17	2,850	2,860,542
2.75%, 06/09/19[a]	2,350	2,371,981
3.50%, 11/28/22[a]	2,000	2,017,218
eBay Inc.
1.35%, 07/15/17	1,078	1,075,283
2.20%, 08/01/19 (Call 07/01/19)	3,600	3,618,514
2.60%, 07/15/22 (Call 04/15/22)	1,387	1,340,189
2.88%, 08/01/21 (Call 06/01/21)[a]	1,150	1,161,432
3.25%, 10/15/20 (Call 07/15/20)[a]	1,350	1,396,868
3.45%, 08/01/24 (Call 05/01/24)[a]	2,900	2,892,855
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)[a]	320	323,528
5.95%, 08/15/20[a]	2,050	2,252,172
7.46%, 08/15/18	720	794,808
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	1,000	1,007,024
3.65%, 03/15/25 (Call 12/15/24)	605	616,372

373

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	$1,000	$1,007,760
3.95%, 06/15/22 (Call 03/15/22)[a]	1,075	1,085,491
4.20%, 09/15/20	1,450	1,498,136

		50,467,208
IRON & STEEL — 0.14%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	700	732,972
4.13%, 09/15/22 (Call 06/15/22)	500	526,299
5.75%, 12/01/17	1,900	2,003,990
5.85%, 06/01/18	325	348,239
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)[a]	660	666,231
Vale Overseas Ltd.
4.38%, 01/11/22[a]	1,210	1,082,950
4.63%, 09/15/20[a]	1,000	936,250
5.63%, 09/15/19[a]	2,250	2,241,562

		8,538,493
LEISURE TIME — 0.03%
Carnival Corp.
1.88%, 12/15/17	500	502,255
3.95%, 10/15/20[a]	1,050	1,116,640
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	525	548,125

		2,167,020
LODGING — 0.19%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[a]	1,190	1,192,944
5.38%, 08/15/21 (Call 05/15/21)[a]	363	406,660
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)[a]	1,145	1,153,151
3.00%, 03/01/19 (Call 12/01/18)	1,200	1,220,969

Security	Principal (000s)	Value
3.25%, 09/15/22 (Call 06/15/22)	$1,000	$1,007,579
3.38%, 10/15/20 (Call 07/15/20)[a]	435	448,765
Series N
3.13%, 10/15/21 (Call 07/15/21)	700	710,410
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	675	674,597
3.75%, 03/15/25 (Call 12/15/24)	880	906,972
6.75%, 05/15/18	1,150	1,245,521
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	650	649,709
3.90%, 03/01/23 (Call 12/01/22)[a]	620	620,542
4.25%, 03/01/22 (Call 12/01/21)[a]	325	337,594
5.63%, 03/01/21	825	900,309

		11,475,722
MACHINERY — 0.98%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	1,000	1,000,088
1.63%, 06/01/17	650	653,533
1.70%, 06/16/18	200	201,618
1.80%, 11/13/18	500	505,077
2.00%, 03/05/20[a]	3,000	3,031,388
2.10%, 06/09/19	1,750	1,779,508
2.25%, 12/01/19	759	774,246
2.50%, 11/13/20[a]	1,070	1,098,128
2.63%, 03/01/23	1,360	1,369,252
2.85%, 06/01/22	115	118,910
5.85%, 09/01/17	280	295,822
7.15%, 02/15/19	2,135	2,442,743
Caterpillar Inc.
1.50%, 06/26/17[a]	1,284	1,289,756
2.60%, 06/26/22 (Call 03/26/22)	1,500	1,521,009
3.40%, 05/15/24 (Call 02/15/24)[a]	2,750	2,903,855
3.90%, 05/27/21	4,268	4,653,050
7.90%, 12/15/18	649	749,848

374

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)[a]	$23	$24,302
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,092	1,110,729
4.38%, 10/16/19	578	630,545
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[a]	1,000	1,032,805
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)[a]	1,000	1,002,087
4.00%, 11/15/23 (Call 08/15/23)	15	15,043
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	257,642
John Deere Capital Corp.
1.13%, 06/12/17	1,050	1,050,514
1.20%, 10/10/17[a]	450	450,440
1.30%, 03/12/18	1,800	1,802,298
1.35%, 01/16/18	1,099	1,102,401
1.60%, 07/13/18	1,970	1,982,413
1.95%, 12/13/18	1,160	1,175,909
1.95%, 01/08/19	1,800	1,825,349
2.05%, 03/10/20[a]	1,740	1,755,070
2.25%, 04/17/19	1,252	1,278,450
2.30%, 09/16/19	1,215	1,243,060
2.55%, 01/08/21	1,050	1,077,068
2.75%, 03/15/22	1,089	1,118,899
2.80%, 09/18/17	900	917,569
2.80%, 03/04/21	1,250	1,292,775
2.80%, 03/06/23	3,415	3,468,152
3.15%, 10/15/21	1,055	1,106,527
3.35%, 06/12/24[a]	805	845,251
3.90%, 07/12/21[a]	1,150	1,248,035
5.75%, 09/10/18	300	328,922
Series 0014
2.45%, 09/11/20	11	11,233
Series D
5.35%, 04/03/18	1,100	1,179,690

Security	Principal (000s)	Value
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	$640	$642,447
2.88%, 03/01/25 (Call 12/01/24)	305	308,925
5.65%, 12/01/17	300	318,597
Roper Technologies Inc.
1.85%, 11/15/17	250	250,690
3.00%, 12/15/20 (Call 11/15/20)	625	637,802
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,509,611
6.25%, 09/01/19	1,385	1,548,531
Xylem Inc./NY
4.88%, 10/01/21[a]	800	855,473

		60,793,085
MANUFACTURING — 1.00%
3M Co.
1.00%, 06/26/17	1,300	1,300,315
1.38%, 08/07/18[a]	650	653,183
1.63%, 06/15/19	550	554,866
2.00%, 06/26/22	6,600	6,697,909
3.00%, 08/07/25	1,019	1,083,423
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	665	680,115
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	950	974,298
Crane Co.
2.75%, 12/15/18	600	605,922
4.45%, 12/15/23 (Call 09/15/23)	500	522,659
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	815	888,388
5.40%, 03/01/19	558	617,245
5.63%, 01/15/18	1,100	1,178,928
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	650	707,848
5.45%, 03/15/18	120	128,384

375

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Eaton Corp.
1.50%, 11/02/17	$1,725	$1,726,757
2.75%, 11/02/22	1,050	1,057,306
5.60%, 05/15/18[a]	788	848,804
6.95%, 03/20/19	475	538,383
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	1,110	1,177,240
6.10%, 07/01/17	200	209,786
General Electric Co.
2.70%, 10/09/22	6,900	7,098,810
3.38%, 03/11/24	1,600	1,706,006
5.25%, 12/06/17	6,277	6,664,377
Illinois Tool Works Inc.
1.95%, 03/01/19	770	776,656
3.38%, 09/15/21 (Call 06/15/21)	805	851,407
3.50%, 03/01/24 (Call 12/01/23)[a]	1,369	1,468,441
6.25%, 04/01/19	576	648,062
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	500	512,705
4.25%, 06/15/23	1,450	1,565,711
6.88%, 08/15/18	992	1,100,872
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	70,673
3.55%, 11/01/24 (Call 08/01/24)	615	634,189
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	984	1,038,112
3.50%, 09/15/22	1,000	1,058,355
Pentair Finance SA
1.88%, 09/15/17	1,000	994,909
2.65%, 12/01/19	1,068	1,041,540
2.90%, 09/15/18	500	500,791
3.15%, 09/15/22 (Call 06/15/22)	400	385,969
3.63%, 09/15/20 (Call 08/15/20)	650	653,360
4.65%, 09/15/25 (Call 06/15/25)	525	536,482

Security	Principal (000s)	Value
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	$325	$343,073
Textron Inc.
3.65%, 03/01/21	500	516,740
3.88%, 03/01/25 (Call 12/01/24)	820	837,315
4.00%, 03/15/26 (Call 12/15/25)	1,000	1,025,169
5.60%, 12/01/17[a]	895	939,292
5.95%, 09/21/21 (Call 06/21/21)	550	626,416
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	1,175	1,091,098
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	250	250,171
3.45%, 08/01/24 (Call 05/01/24)	635	648,949
3.70%, 02/15/26 (Call 11/15/25)	630	653,717
4.88%, 01/15/21	1,450	1,591,439
6.55%, 10/01/17	1,000	1,063,957
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)[a]	1,000	1,049,664

		62,096,186
MEDIA — 2.51%
21st Century Fox America Inc.
3.00%, 09/15/22	1,740	1,784,040
3.70%, 09/15/24 (Call 06/15/24)	1,700	1,801,339
3.70%, 10/15/25 (Call 07/15/25)[a]	470	498,614
4.00%, 10/01/23	600	650,129
4.50%, 02/15/21	358	392,736
5.65%, 08/15/20	1,200	1,364,802
6.90%, 03/01/19	650	736,149
7.25%, 05/18/18[a]	500	552,580
8.25%, 08/10/18	1,100	1,251,064
8.88%, 04/26/23	500	671,363
CBS Corp.
1.95%, 07/01/17	900	902,622
2.30%, 08/15/19 (Call 07/15/19)	950	957,804

376

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.38%, 03/01/22 (Call 12/01/21)	$1,675	$1,735,784
3.50%, 01/15/25 (Call 10/15/24)[a]	1,825	1,867,031
3.70%, 08/15/24 (Call 05/15/24)	1,190	1,241,319
4.30%, 02/15/21 (Call 11/15/20)	1,000	1,077,142
4.63%, 05/15/18	1,170	1,233,755
5.75%, 04/15/20	575	648,956
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[c]	3,115	3,209,770
4.46%, 07/23/22 (Call 05/23/22)[c]	4,305	4,541,038
4.91%, 07/23/25 (Call 04/23/25)[c]	6,690	7,148,874
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	590	828,435
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	3,275	3,370,133
2.85%, 01/15/23	2,600	2,693,096
3.13%, 07/15/22	3,100	3,270,409
3.15%, 03/01/26 (Call 12/01/25)	2,230	2,305,153
3.38%, 02/15/25 (Call 11/15/24)	3,400	3,592,368
3.38%, 08/15/25 (Call 05/15/25)	2,400	2,529,181
3.60%, 03/01/24	2,325	2,499,956
5.15%, 03/01/20	992	1,114,595
5.70%, 05/15/18[a]	998	1,083,990
5.70%, 07/01/19	1,850	2,076,869
5.88%, 02/15/18	520	561,120
6.30%, 11/15/17	2,798	3,002,129
Discovery Communications LLC
3.25%, 04/01/23[a]	1,100	1,064,854
3.30%, 05/15/22	3,300	3,268,033
4.38%, 06/15/21	850	897,697

Security	Principal (000s)	Value
5.05%, 06/01/20	$1,327	$1,436,041
5.63%, 08/15/19	1,050	1,144,437
Grupo Televisa SAB
6.00%, 05/15/18[a]	100	107,203
Historic TW Inc.
6.88%, 06/15/18	1,530	1,683,869
9.15%, 02/01/23	600	793,898
NBCUniversal Media LLC
2.88%, 01/15/23[a]	1,000	1,032,973
4.38%, 04/01/21	1,800	1,996,740
5.15%, 04/30/20[a]	4,789	5,390,425
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	1,065	1,062,760
8.63%, 01/15/19	1,470	1,695,990
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	1,350	1,359,682
2.80%, 06/15/20 (Call 05/15/20)	675	678,497
3.90%, 11/15/24 (Call 08/15/24)	1,450	1,492,708
3.95%, 06/15/25 (Call 03/15/25)[a]	70	72,183
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)[a]	1,250	1,299,800
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,053,145
4.30%, 11/23/23 (Call 08/23/23)	1,000	1,074,887
4.70%, 10/15/19	250	269,128
6.50%, 07/15/18	1,332	1,458,029
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	2,054	2,132,260
4.13%, 02/15/21 (Call 11/15/20)	725	755,399
5.00%, 02/01/20	2,237	2,397,605
6.75%, 07/01/18	5,201	5,666,040
8.25%, 04/01/19	185	213,489
8.75%, 02/14/19	2,646	3,073,409

377

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Time Warner Companies Inc.
7.25%, 10/15/17	$400	$429,536
7.57%, 02/01/24	500	628,696
Time Warner Entertainment Co. LP
8.38%, 03/15/23	3,490	4,440,959
Time Warner Inc.
2.10%, 06/01/19	1,055	1,060,298
2.95%, 07/15/26 (Call 04/15/26)	1,135	1,114,446
3.40%, 06/15/22	1,620	1,676,395
3.60%, 07/15/25 (Call 04/15/25)	4,550	4,720,114
4.00%, 01/15/22[a]	650	692,395
4.05%, 12/15/23[a]	500	537,473
4.70%, 01/15/21	2,477	2,722,522
4.75%, 03/29/21	930	1,025,919
4.88%, 03/15/20	1,145	1,252,672
Viacom Inc.
2.20%, 04/01/19[a]	360	358,260
2.50%, 09/01/18	30	30,244
2.75%, 12/15/19 (Call 11/15/19)	1,000	1,004,045
3.13%, 06/15/22 (Call 03/15/22)	525	512,408
3.88%, 12/15/21	1,050	1,084,632
3.88%, 04/01/24 (Call 01/01/24)[a]	1,395	1,389,397
4.25%, 09/01/23 (Call 06/01/23)[a]	2,350	2,402,182
4.50%, 03/01/21[a]	1,250	1,336,963
5.63%, 09/15/19	670	732,866
6.13%, 10/05/17	160	168,867
Walt Disney Co. (The)
1.10%, 12/01/17	1,676	1,676,572
1.50%, 09/17/18	1,785	1,797,195
1.85%, 05/30/19	2,950	2,991,709
2.15%, 09/17/20	950	970,802
2.30%, 02/12/21	2,000	2,049,370
2.35%, 12/01/22[a]	1,250	1,271,194
2.55%, 02/15/22[a]	1,200	1,234,103
2.75%, 08/16/21	900	940,948
3.00%, 02/13/26[a]	2,800	2,935,980
3.15%, 09/17/25[a]	815	868,823

Security	Principal (000s)	Value
3.75%, 06/01/21	$928	$1,010,915
5.50%, 03/15/19	550	612,144
Series B
5.88%, 12/15/17	100	107,175

		155,553,745
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
1.25%, 01/15/18	1,932	1,933,324
2.25%, 06/15/20 (Call 05/15/20)	875	889,592
2.50%, 01/15/23 (Call 10/15/22)	1,375	1,388,408
3.25%, 06/15/25 (Call 03/15/25)	1,000	1,052,041
Valmont Industries Inc.
6.63%, 04/20/20	250	277,953

		5,541,318
MINING — 0.66%
Barrick Gold Corp.
3.85%, 04/01/22	1,300	1,309,329
4.10%, 05/01/23	283	286,661
Barrick North America Finance LLC
4.40%, 05/30/21	3,868	4,042,345
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18[a]	2,520	2,529,868
2.88%, 02/24/22[a]	1,395	1,399,639
3.25%, 11/21/21[a]	1,132	1,165,723
3.85%, 09/30/23[a]	3,500	3,658,101
6.50%, 04/01/19	435	488,299
Goldcorp Inc.
2.13%, 03/15/18	1,350	1,335,880
3.63%, 06/09/21 (Call 04/09/21)	1,200	1,208,738
3.70%, 03/15/23 (Call 12/15/22)	1,550	1,523,930
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	2,097	2,101,048
5.13%, 10/01/19[a]	958	1,027,528
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	1,398	1,452,485
3.75%, 09/20/21[a]	1,932	2,020,708
3.75%, 06/15/25 (Call 03/15/25)[a]	1,000	993,587
4.13%, 05/20/21[a]	275	292,301
6.50%, 07/15/18	5,500	5,996,325
9.00%, 05/01/19	1,046	1,238,437
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	970	975,154

378

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.88%, 08/21/22 (Call 05/21/22)[a]	$490	$482,119
3.50%, 03/22/22 (Call 12/22/21)	1,850	1,881,706
Southern Copper Corp.
3.50%, 11/08/22	1,950	1,911,000
3.88%, 04/23/25	20	19,275
5.38%, 04/16/20	875	938,437
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	525	496,125

		40,774,748
OFFICE & BUSINESS EQUIPMENT —0.18%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	850	879,544
4.75%, 05/15/18[a]	400	417,247
5.60%, 03/15/18	1,172	1,235,612
5.75%, 09/15/17	638	662,234
Xerox Corp.
2.75%, 09/01/20	1,450	1,357,057
2.80%, 05/15/20	2,300	2,182,141
3.50%, 08/20/20[a]	35	33,902
3.80%, 05/15/24	546	496,221
4.50%, 05/15/21[a]	787	779,417
5.63%, 12/15/19[a]	1,150	1,213,914
6.35%, 05/15/18	1,611	1,711,688

		10,968,977
OIL & GAS — 5.47%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	1,000	945,207
4.85%, 03/15/21 (Call 02/15/21)	1,000	1,035,614
5.55%, 03/15/26 (Call 12/15/25)[a]	2,500	2,664,874
6.38%, 09/15/17	173	182,731
6.95%, 06/15/19	1,200	1,310,129
8.70%, 03/15/19	714	806,463
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	475	445,656
3.25%, 04/15/22 (Call 01/15/22)	412	410,715
3.63%, 02/01/21 (Call 11/01/20)[a]	1,050	1,070,160

Security	Principal (000s)	Value
BP Capital Markets PLC
1.38%, 11/06/17	$3,231	$3,227,252
1.38%, 05/10/18[a]	2,205	2,196,509
1.67%, 02/13/18	1,400	1,403,430
2.24%, 09/26/18	231	234,213
2.24%, 05/10/19	2,875	2,908,602
2.32%, 02/13/20	3,500	3,531,428
2.50%, 11/06/22	1,250	1,223,632
2.75%, 05/10/23	3,910	3,860,118
3.12%, 05/04/26 (Call 02/04/26)	520	519,311
3.25%, 05/06/22	4,592	4,700,034
3.51%, 03/17/25[a]	1,190	1,230,200
3.54%, 11/04/24	1,440	1,489,953
3.56%, 11/01/21	3,950	4,158,707
3.81%, 02/10/24[a]	600	631,851
4.50%, 10/01/20	1,141	1,245,844
4.74%, 03/11/21	598	661,946
4.75%, 03/10/19	2,813	3,030,463
British Transco Finance Inc.
6.63%, 06/01/18	405	441,736
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	1,800	1,722,240
3.80%, 04/15/24 (Call 01/15/24)[a]	1,500	1,383,972
3.90%, 02/01/25 (Call 11/01/24)	778	720,565
5.70%, 05/15/17[a]	1,366	1,402,721
5.90%, 02/01/18	724	753,394
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	7,300	7,275,721
1.37%, 03/02/18	2,206	2,203,627
1.56%, 05/16/19	1,500	1,499,309
1.72%, 06/24/18 (Call 05/24/18)	3,980	3,998,656
1.79%, 11/16/18[a]	4,000	4,022,381
1.96%, 03/03/20 (Call 02/03/20)	1,290	1,289,979
2.10%, 05/16/21 (Call 04/15/21)	1,500	1,501,298
2.36%, 12/05/22 (Call 09/05/22)	4,850	4,804,723

379

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.41%, 03/03/22 (Call 01/03/22)	$1,990	$1,989,962
2.42%, 11/17/20 (Call 10/17/20)	1,000	1,014,904
2.43%, 06/24/20 (Call 05/24/20)	715	726,317
2.57%, 05/16/23 (Call 03/16/23)	1,400	1,397,186
2.95%, 05/16/26 (Call 02/16/26)	3,000	3,017,592
3.19%, 06/24/23 (Call 03/24/23)[a]	1,900	1,975,216
3.33%, 11/17/25 (Call 08/17/25)	3,650	3,794,605
4.95%, 03/03/19[a]	1,096	1,191,251
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)[a]	1,937	1,974,144
5.88%, 05/01/22 (Call 05/01/17)	508	530,102
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23[a]	2,800	2,722,045
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	2,000	1,989,160
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,300	4,246,482
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	950	986,565
ConocoPhillips
5.20%, 05/15/18	1,050	1,112,512
5.75%, 02/01/19	490	534,438
6.00%, 01/15/20	1,837	2,060,898
6.65%, 07/15/18	1,015	1,110,847
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	2,300	2,267,835
1.50%, 05/15/18	3,770	3,739,238
2.20%, 05/15/20 (Call 04/15/20)[a]	525	521,817
2.40%, 12/15/22 (Call 09/15/22)	694	666,985

Security	Principal (000s)	Value
2.88%, 11/15/21 (Call 09/15/21)	$1,300	$1,300,884
3.35%, 11/15/24 (Call 08/15/24)[a]	445	443,876
3.35%, 05/15/25 (Call 02/15/25)[a]	842	839,841
4.20%, 03/15/21 (Call 02/15/21)[a]	2,410	2,556,493
4.95%, 03/15/26 (Call 12/15/25)[a]	2,500	2,741,925
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	400	384,000
3.25%, 05/15/22 (Call 02/15/22)[a]	2,377	2,151,185
4.00%, 07/15/21 (Call 04/15/21)	250	241,250
5.85%, 12/15/25 (Call 09/15/25)[a]	1,550	1,613,745
6.30%, 01/15/19	1,025	1,076,250
Ecopetrol SA
4.13%, 01/16/25	155	135,238
4.25%, 09/18/18	1,500	1,541,250
5.88%, 09/18/23	1,500	1,496,250
7.63%, 07/23/19[a]	1,425	1,590,656
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	2,000	1,765,000
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	2,142	2,144,941
2.63%, 03/15/23 (Call 12/15/22)[a]	987	962,349
3.15%, 04/01/25 (Call 01/01/25)	560	556,376
4.10%, 02/01/21	669	712,471
4.15%, 01/15/26 (Call 10/15/25)	2,000	2,133,684
4.40%, 06/01/20	1,200	1,285,743
5.63%, 06/01/19	946	1,037,344
5.88%, 09/15/17	529	556,138
6.88%, 10/01/18	470	521,086

380

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
EQT Corp.
4.88%, 11/15/21[a]	$240	$245,924
6.50%, 04/01/18	1,120	1,162,369
8.13%, 06/01/19	400	438,000
Exxon Mobil Corp.
1.31%, 03/06/18	3,347	3,354,441
1.71%, 03/01/19	2,500	2,515,493
1.82%, 03/15/19 (Call 02/15/19)	1,200	1,212,439
1.91%, 03/06/20 (Call 02/06/20)	2,750	2,764,694
2.22%, 03/01/21 (Call 02/01/21)	4,775	4,832,363
2.40%, 03/06/22 (Call 01/06/22)	2,025	2,050,030
2.71%, 03/06/25 (Call 12/06/24)	4,800	4,867,463
2.73%, 03/01/23 (Call 01/01/23)	2,500	2,548,174
3.04%, 03/01/26 (Call 12/01/25)	3,440	3,539,889
Hess Corp.
1.30%, 06/15/17	500	492,500
3.50%, 07/15/24 (Call 04/15/24)	410	392,194
8.13%, 02/15/19	2,526	2,803,860
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	1,575	1,560,832
6.15%, 06/15/19	150	160,127
7.25%, 12/15/19[a]	1,583	1,763,494
Kerr-McGee Corp.
6.95%, 07/01/24	1,000	1,111,836
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	1,900	1,729,000
2.80%, 11/01/22 (Call 08/01/22)[a]	1,425	1,225,500
3.85%, 06/01/25 (Call 03/01/25)[a]	1,293	1,131,375
5.90%, 03/15/18	894	920,820
6.00%, 10/01/17	1,167	1,202,010

Security	Principal (000s)	Value
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)[a]	$1,015	$1,025,003
3.63%, 09/15/24 (Call 06/15/24)	670	628,254
5.13%, 03/01/21	2,136	2,309,756
Nabors Industries Inc.
4.63%, 09/15/21	650	555,750
5.00%, 09/15/20[a]	1,000	905,000
5.10%, 09/15/23 (Call 06/15/23)[a]	496	421,600
6.15%, 02/15/18	70	70,700
9.25%, 01/15/19[a]	1,253	1,296,855
Nexen Energy ULC
6.20%, 07/30/19	1,800	2,003,400
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	650	641,490
4.15%, 12/15/21 (Call 09/15/21)	1,193	1,218,172
8.25%, 03/01/19	2,378	2,679,292
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	766	763,724
2.60%, 04/15/22 (Call 03/15/22)	3,450	3,457,097
3.13%, 02/15/22 (Call 11/15/21)	1,154	1,189,895
3.40%, 04/15/26 (Call 01/15/26)	1,845	1,877,712
3.50%, 06/15/25 (Call 03/15/25)[a]	1,175	1,207,793
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,290	1,389,168
Petro-Canada
6.05%, 05/15/18	1,220	1,302,695
Petroleos Mexicanos
3.13%, 01/23/19	2,500	2,486,100
3.50%, 07/18/18	250	251,217
3.50%, 01/30/23	3,250	2,972,195
4.25%, 01/15/25	2,700	2,508,428
4.88%, 01/24/22[a]	2,620	2,631,869

381

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.88%, 01/18/24	$2,645	$2,588,908
5.50%, 01/21/21	5,300	5,503,336
5.75%, 03/01/18	1,612	1,679,078
6.00%, 03/05/20[a]	2,970	3,142,195
8.00%, 05/03/19	1,950	2,161,483
Phillips 66
4.30%, 04/01/22	4,244	4,522,743
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,710	1,727,442
3.95%, 07/15/22 (Call 04/15/22)	1,250	1,285,565
7.50%, 01/15/20	350	398,995
Sasol Financing International PLC
4.50%, 11/14/22[a]	2,000	1,973,680
Shell International Finance BV
1.13%, 08/21/17	9,575	9,568,935
1.25%, 11/10/17	100	99,990
1.63%, 11/10/18	5,201	5,213,151
1.88%, 05/10/21	2,000	1,976,069
1.90%, 08/10/18	176	177,598
2.00%, 11/15/18	860	869,764
2.13%, 05/11/20[a]	4,800	4,829,663
2.25%, 01/06/23	900	876,493
2.38%, 08/21/22	900	898,108
2.88%, 05/10/26	1,500	1,485,950
3.25%, 05/11/25[a]	3,990	4,078,893
3.40%, 08/12/23	900	935,880
4.30%, 09/22/19	4,059	4,386,543
4.38%, 03/25/20	1,130	1,228,496
Statoil ASA
1.15%, 05/15/18	790	784,282
1.20%, 01/17/18	1,700	1,693,805
1.25%, 11/09/17	400	399,562
1.95%, 11/08/18	400	403,550
2.45%, 01/17/23[a]	3,800	3,723,503
2.65%, 01/15/24	400	394,967
2.75%, 11/10/21	1,000	1,017,168
2.90%, 11/08/20	400	411,576
3.13%, 08/17/17	1,135	1,160,805
3.15%, 01/23/22	158	162,856
3.25%, 11/10/24	5,500	5,587,634
5.25%, 04/15/19	2,179	2,386,740
6.70%, 01/15/18	700	756,020

Security	Principal (000s)	Value
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	$1,000	$1,011,835
6.10%, 06/01/18	1,263	1,351,752
Total Capital Canada Ltd.
1.45%, 01/15/18	4,000	3,998,254
2.75%, 07/15/23	1,045	1,042,670
Total Capital International SA
1.55%, 06/28/17	3,045	3,053,837
2.10%, 06/19/19	1,450	1,465,999
2.13%, 01/10/19	1,850	1,868,689
2.70%, 01/25/23[a]	1,700	1,696,428
2.75%, 06/19/21	100	102,038
2.88%, 02/17/22	1,000	1,021,435
3.70%, 01/15/24	2,546	2,687,105
3.75%, 04/10/24[a]	1,400	1,484,622
Total Capital SA
2.13%, 08/10/18[a]	534	540,274
4.13%, 01/28/21[a]	1,070	1,157,251
4.45%, 06/24/20	1,254	1,367,185
Valero Energy Corp.
3.65%, 03/15/25[a]	1,635	1,612,609
6.13%, 06/15/17	1,237	1,288,187
6.13%, 02/01/20	834	929,345
9.38%, 03/15/19	956	1,129,741
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,620,753
6.25%, 08/01/17	750	795,300

		339,038,167
OIL & GAS SERVICES — 0.30%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	625	646,414
7.50%, 11/15/18	1,384	1,566,316
FMC Technologies Inc.
2.00%, 10/01/17	900	884,250
3.45%, 10/01/22 (Call 07/01/22)	1,000	945,000
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	2,670	2,671,235
3.25%, 11/15/21 (Call 08/15/21)[a]	2,525	2,584,491

382

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.50%, 08/01/23 (Call 05/01/23)	$1,099	$1,113,547
3.80%, 11/15/25 (Call 08/15/25)	2,695	2,729,687
6.15%, 09/15/19	964	1,078,374
National Oilwell Varco Inc.
1.35%, 12/01/17	900	882,000
2.60%, 12/01/22 (Call 09/01/22)[a]	1,720	1,527,603
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	1,600	1,685,016

		18,313,933
PACKAGING & CONTAINERS — 0.13%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	275	293,627
6.80%, 08/01/19	555	623,108
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)[a]	1,735	1,742,866
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,078,296
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	775	827,143
WestRock RKT Co.
3.50%, 03/01/20	550	563,207
4.00%, 03/01/23 (Call 12/01/22)	1,800	1,848,270
4.90%, 03/01/22	885	962,440

		7,938,957
PHARMACEUTICALS — 3.93%
Abbott Laboratories
2.00%, 03/15/20	800	792,440
2.55%, 03/15/22	1,960	1,948,329
2.95%, 03/15/25 (Call 12/15/24)[a]	890	884,215
4.13%, 05/27/20[a]	870	929,796
5.13%, 04/01/19	1,478	1,605,553
AbbVie Inc.
1.75%, 11/06/17	2,400	2,404,147
1.80%, 05/14/18	8,250	8,261,486

Security	Principal (000s)	Value
2.00%, 11/06/18	$1,900	$1,905,516
2.30%, 05/14/21 (Call 04/14/21)	970	967,230
2.50%, 05/14/20 (Call 04/14/20)	2,962	2,988,065
2.90%, 11/06/22	6,725	6,759,791
3.20%, 11/06/22 (Call 09/06/22)	1,000	1,021,035
3.20%, 05/14/26 (Call 02/14/26)	1,590	1,579,992
3.60%, 05/14/25 (Call 02/14/25)[a]	6,095	6,253,597
Actavis Funding SCS
1.30%, 06/15/17	2,000	1,992,262
2.35%, 03/12/18	1,035	1,043,519
2.45%, 06/15/19[a]	1,195	1,202,785
3.00%, 03/12/20 (Call 02/12/20)	2,420	2,452,920
3.45%, 03/15/22 (Call 01/15/22)	2,762	2,802,759
3.80%, 03/15/25 (Call 12/15/24)	5,475	5,540,969
3.85%, 06/15/24 (Call 03/15/24)	2,200	2,243,944
Actavis Inc.
1.88%, 10/01/17	2,800	2,803,573
3.25%, 10/01/22 (Call 07/01/22)	2,900	2,898,200
6.13%, 08/15/19	1,195	1,332,405
Allergan Inc./U.S.
1.35%, 03/15/18	3,150	3,120,905
2.80%, 03/15/23 (Call 12/15/22)	2,025	1,950,111
3.38%, 09/15/20[a]	1,250	1,283,344
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	437	447,304
3.40%, 05/15/24 (Call 02/15/24)	1,000	1,031,913
3.50%, 11/15/21 (Call 08/15/21)	1,075	1,129,260
AstraZeneca PLC
1.75%, 11/16/18[a]	2,500	2,513,393
1.95%, 09/18/19	2,500	2,509,776

383

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.38%, 11/16/20	$1,000	$1,009,032
3.38%, 11/16/25[a]	4,500	4,632,614
5.90%, 09/15/17	2,017	2,134,438
Baxalta Inc.
2.00%, 06/22/18[a,c]	190	188,191
2.88%, 06/23/20 (Call 05/23/20)[c]	4,205	4,191,164
3.60%, 06/23/22 (Call 04/23/22)[c]	900	911,412
4.00%, 06/23/25 (Call 03/23/25)[c]	805	811,895
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,855	1,851,733
2.00%, 08/01/22	1,706	1,695,056
3.25%, 11/01/23	400	427,617
Cardinal Health Inc.
1.95%, 06/15/18	695	698,090
2.40%, 11/15/19	1,800	1,825,307
3.20%, 06/15/22	1,170	1,211,557
3.20%, 03/15/23	1,840	1,892,699
3.75%, 09/15/25 (Call 06/15/25)[a]	685	731,875
4.63%, 12/15/20	600	662,210
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,145	1,184,606
Eli Lilly & Co.
1.25%, 03/01/18	643	643,252
1.95%, 03/15/19	2,535	2,560,681
Express Scripts Holding Co.
1.25%, 06/02/17	869	866,184
2.25%, 06/15/19	975	979,941
3.30%, 02/25/21 (Call 01/25/21)[a]	315	325,136
3.90%, 02/15/22	2,515	2,624,570
4.50%, 02/25/26 (Call 11/25/25)	1,500	1,607,072
4.75%, 11/15/21	2,425	2,667,662
Express Scripts Inc.
7.25%, 06/15/19	1,735	1,984,181
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,600	1,646,536
5.65%, 05/15/18	6,992	7,573,533

Security	Principal (000s)	Value
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	$2,897	$2,991,216
Johnson & Johnson
1.13%, 03/01/19	705	703,060
1.65%, 12/05/18	323	326,769
1.88%, 12/05/19	850	865,930
2.05%, 03/01/23 (Call 01/01/23)	5,625	5,608,131
2.45%, 12/05/21	1,500	1,558,037
2.45%, 03/01/26 (Call 12/01/25)[a]	1,940	1,937,546
2.95%, 09/01/20	510	539,007
3.38%, 12/05/23	388	422,647
3.55%, 05/15/21	1,450	1,576,149
5.15%, 07/15/18	1,538	1,667,371
5.55%, 08/15/17	3,136	3,307,406
McKesson Corp.
1.40%, 03/15/18	900	897,984
2.70%, 12/15/22 (Call 09/15/22)	1,463	1,449,009
2.85%, 03/15/23 (Call 12/15/22)	975	978,793
3.80%, 03/15/24 (Call 12/15/23)	2,500	2,658,634
4.75%, 03/01/21 (Call 12/01/20)	750	822,695
7.50%, 02/15/19	790	906,620
Mead Johnson Nutrition Co.
3.00%, 11/15/20	2,265	2,330,669
4.13%, 11/15/25 (Call 08/15/25)	1,000	1,065,508
4.90%, 11/01/19	125	135,503
Medco Health Solutions Inc.
4.13%, 09/15/20	500	531,550
7.13%, 03/15/18	1,373	1,497,847
Merck & Co. Inc.
1.10%, 01/31/18[a]	1,493	1,494,789
1.30%, 05/18/18	3,797	3,813,405
1.85%, 02/10/20	30	30,417
2.35%, 02/10/22	1,750	1,767,571
2.75%, 02/10/25 (Call 11/10/24)[a]	5,925	6,035,065
2.80%, 05/18/23	3,050	3,140,759
3.88%, 01/15/21 (Call 10/15/20)[a]	1,021	1,106,953

384

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	$1,128	$1,250,838
Mylan Inc.
2.55%, 03/28/19[a]	3,150	3,139,131
Novartis Capital Corp.
2.40%, 09/21/22	1,650	1,673,076
3.00%, 11/20/25 (Call 08/20/25)[a]	2,750	2,845,536
3.40%, 05/06/24	4,300	4,584,939
4.40%, 04/24/20	186	204,774
Novartis Securities Investment Ltd.
5.13%, 02/10/19	5,163	5,665,313
Owens & Minor Inc.
3.88%, 09/15/21[a]	250	256,166
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	910	910,890
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	965	981,282
3.50%, 12/15/21 (Call 10/15/21)	3,500	3,532,320
3.90%, 12/15/24 (Call 09/15/24)	1,000	983,262
Pfizer Inc.
1.45%, 06/03/19	2,000	1,997,720
1.50%, 06/15/18	2,000	2,010,957
2.10%, 05/15/19	3,200	3,257,444
3.00%, 06/15/23	725	756,149
3.40%, 05/15/24[a]	2,250	2,406,247
4.65%, 03/01/18	200	211,993
6.20%, 03/15/19	4,984	5,610,114
Pharmacia LLC
6.50%, 12/01/18	3,340	3,754,676
Sanofi
1.25%, 04/10/18	2,061	2,059,972
4.00%, 03/29/21	3,532	3,836,579
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[a]	1,291	1,278,092
Series 2
3.65%, 11/10/21	3,119	3,240,741
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21[a]	2,573	2,673,430

Security	Principal (000s)	Value
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	$775	$773,031
Zoetis Inc.
1.88%, 02/01/18	850	848,576
3.25%, 02/01/23 (Call 11/01/22)	2,000	1,995,845
3.45%, 11/13/20 (Call 10/13/20)	270	277,505
4.50%, 11/13/25 (Call 08/13/25)	2,150	2,294,460

		243,616,876
PIPELINES — 2.49%
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	795	802,927
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	2,200	2,270,620
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	575	556,709
4.35%, 10/15/24 (Call 07/15/24)	1,075	1,039,579
4.88%, 02/01/21 (Call 11/01/20)	475	491,435
5.50%, 08/15/19	500	529,550
6.05%, 01/15/18	850	890,970
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	1,112	1,177,947
6.00%, 05/15/18	580	621,295
6.13%, 11/01/17	200	210,578
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	2,500	2,509,972
4.50%, 06/01/25 (Call 03/01/25)	1,000	1,023,070
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 06/27/16)	1,250	1,296,875
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	650	751,740
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	500	457,500
3.90%, 05/15/24 (Call 02/15/24)	356	299,040
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	150	149,210
4.38%, 10/15/20 (Call 09/15/20)	1,000	1,010,257
5.20%, 03/15/20	320	332,657
5.88%, 10/15/25 (Call 07/15/25)[a]	1,000	1,064,632
9.88%, 03/01/19	1,535	1,759,824
Series B
6.50%, 04/15/18	1,000	1,057,000

385

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	$1,690	$1,578,885
Energy Transfer Partners LP
2.50%, 06/15/18	825	812,625
3.60%, 02/01/23 (Call 11/01/22)	1,100	999,852
4.05%, 03/15/25 (Call 12/15/24)[a]	525	481,605
4.15%, 10/01/20 (Call 08/01/20)	1,675	1,641,500
4.65%, 06/01/21 (Call 03/01/21)	1,587	1,571,130
4.75%, 01/15/26 (Call 10/15/25)	200	190,556
5.20%, 02/01/22 (Call 11/01/21)	1,966	1,975,830
6.70%, 07/01/18	1,200	1,275,000
9.00%, 04/15/19	840	930,300
9.70%, 03/15/19	1,165	1,304,800
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	1,250	1,156,250
4.15%, 06/01/25 (Call 03/01/25)	470	399,500
4.40%, 04/01/24 (Call 01/01/24)	310	269,700
Enterprise Products Operating LLC
1.65%, 05/07/18	655	652,805
2.55%, 10/15/19 (Call 09/15/19)[a]	960	972,832
2.85%, 04/15/21 (Call 03/15/21)	910	919,712
3.35%, 03/15/23 (Call 12/15/22)	3,150	3,189,845
3.75%, 02/15/25 (Call 11/15/24)[a]	2,000	2,038,589
4.05%, 02/15/22	5,028	5,340,403
5.20%, 09/01/20	593	654,349
5.25%, 01/31/20	1,250	1,369,074
6.50%, 01/31/19	1,125	1,250,168
6.65%, 04/15/18	800	869,128
Series L
6.30%, 09/15/17	762	804,693

Security	Principal (000s)	Value
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	$650	$589,225
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,535	1,516,374
3.45%, 02/15/23 (Call 11/15/22)	525	490,925
3.50%, 03/01/21 (Call 01/01/21)	1,225	1,196,494
3.50%, 09/01/23 (Call 06/01/23)	50	46,538
3.95%, 09/01/22 (Call 06/01/22)	1,000	977,658
4.15%, 03/01/22	900	890,370
4.25%, 09/01/24 (Call 06/01/24)	2,770	2,669,884
4.30%, 05/01/24 (Call 02/01/24)	1,000	968,349
5.00%, 10/01/21 (Call 07/01/21)	1,000	1,033,439
5.30%, 09/15/20	3,400	3,564,033
5.80%, 03/01/21	930	988,825
5.95%, 02/15/18[a]	1,105	1,162,012
6.50%, 04/01/20	1,987	2,160,954
6.85%, 02/15/20	2,115	2,323,479
9.00%, 02/01/19	400	452,492
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	2,280	2,259,802
6.50%, 09/15/20[a]	1,000	1,095,030
Magellan Midstream Partners LP
4.25%, 02/01/21	770	814,651
5.00%, 03/01/26 (Call 12/01/25)	1,500	1,650,622
6.55%, 07/15/19	1,095	1,221,179
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)[a]	100	88,500
4.88%, 12/01/24 (Call 09/01/24)[a,c]	4,400	4,158,000
4.88%, 06/01/25 (Call 03/01/25)[c]	1,050	989,625
5.50%, 02/15/23 (Call 08/15/17)[a,c]	1,700	1,666,000

386

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Northern Border Pipeline Co. Series A
7.50%, 09/15/21	$90	$98,756
Northwest Pipeline LLC
6.05%, 06/15/18	215	220,375
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,000	986,661
3.20%, 09/15/18 (Call 08/15/18)	281	280,211
3.38%, 10/01/22 (Call 07/01/22)	2,326	2,216,534
4.90%, 03/15/25 (Call 12/15/24)	1,000	1,001,028
8.63%, 03/01/19	1,070	1,194,976
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	300	307,212
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)[a]	1,000	937,139
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	725	689,691
3.60%, 11/01/24 (Call 08/01/24)	525	467,169
3.65%, 06/01/22 (Call 03/01/22)	900	843,851
4.65%, 10/15/25 (Call 07/15/25)	2,630	2,489,135
5.00%, 02/01/21 (Call 11/01/20)[a]	1,183	1,205,913
5.75%, 01/15/20	690	720,572
6.50%, 05/01/18	2,370	2,494,885
8.75%, 05/01/19	125	140,354
Questar Pipeline Co.
5.83%, 02/01/18	575	612,142
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	575	539,192
5.00%, 10/01/22 (Call 07/01/22)	1,000	982,500

Security	Principal (000s)	Value
5.50%, 04/15/23 (Call 10/15/17)[a]	$1,250	$1,212,500
5.88%, 03/01/22 (Call 12/01/21)[a]	4,200	4,284,000
6.50%, 07/15/21 (Call 07/15/16)	1,500	1,537,500
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	600	601,013
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	585	538,337
6.20%, 04/15/18	1,700	1,783,753
8.00%, 10/01/19	850	966,227
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[a]	275	270,196
4.75%, 03/15/24 (Call 12/15/23)	250	268,244
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	865	809,588
4.65%, 02/15/22	675	689,547
5.95%, 12/01/25 (Call 09/01/25)	1,395	1,493,933
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	650	591,838
4.65%, 06/15/21 (Call 03/15/21)	450	440,118
TransCanada PipeLines Ltd.
1.63%, 11/09/17	1,500	1,496,133
1.88%, 01/12/18	1,760	1,757,148
2.50%, 08/01/22	2,150	2,075,716
3.75%, 10/16/23 (Call 07/16/23)[a]	525	540,416
3.80%, 10/01/20	2,720	2,839,256
4.88%, 01/15/26 (Call 10/15/25)	1,200	1,317,355
VRN, (3 mo. LIBOR US + 2.210%)
6.35%, 05/15/67 (Call 05/15/17)	195	133,575
6.50%, 08/15/18	1,462	1,595,665

387

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
7.13%, 01/15/19	$649	$725,106
9.88%, 01/01/21[a]	320	407,706
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,105	1,132,625
7.85%, 02/01/26 (Call 11/01/25)[c]	3,500	4,188,025
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	532,125
3.95%, 06/01/25 (Call 03/01/25)	150	135,000
4.00%, 07/01/22 (Call 04/01/22)	850	803,250
5.38%, 06/01/21 (Call 03/01/21)	1,203	1,218,038
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	525	451,500
3.60%, 03/15/22 (Call 01/15/22)	2,946	2,592,480
3.90%, 01/15/25 (Call 10/15/24)	1,000	857,500
4.00%, 11/15/21 (Call 08/15/21)	1,950	1,794,000
4.00%, 09/15/25 (Call 06/15/25)	1,546	1,329,560
4.13%, 11/15/20 (Call 08/15/20)	70	65,800
4.30%, 03/04/24 (Call 12/04/23)	1,117	996,923
4.50%, 11/15/23 (Call 08/15/23)	100	90,500
5.25%, 03/15/20	932	934,330
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	1,050	955,500
4.88%, 03/15/24 (Call 03/15/19)	525	473,813
6.13%, 07/15/22 (Call 01/15/17)	1,185	1,155,375

		154,436,488

Security	Principal (000s)	Value
REAL ESTATE — 0.12%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	$1,725	$1,764,049
4.13%, 07/01/24 (Call 04/01/24)[a]	262	271,600
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	1,200	1,210,683
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	1,900	1,952,250
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	508,999
5.88%, 06/15/17	600	624,559
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	570	546,365
4.60%, 04/01/24 (Call 01/01/24)[a]	650	654,776

		7,533,281
REAL ESTATE INVESTMENT TRUSTS — 2.56%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	1,000	1,021,914
4.60%, 04/01/22 (Call 01/01/22)	565	597,408
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)[a]	1,000	1,008,853
3.40%, 02/15/19	654	675,938
3.45%, 09/15/21	1,150	1,181,268
3.50%, 01/31/23	1,600	1,625,237
4.00%, 06/01/25 (Call 03/01/25)	1,100	1,145,019
4.40%, 02/15/26 (Call 11/15/25)	1,000	1,067,358
4.50%, 01/15/18	874	910,015
4.70%, 03/15/22	3,000	3,245,621
5.00%, 02/15/24	630	696,246
5.05%, 09/01/20	1,336	1,459,452
5.90%, 11/01/21[a]	1,395	1,594,231
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	2,690	2,700,465
3.50%, 11/15/24 (Call 08/15/24)	70	72,766
3.63%, 10/01/20 (Call 07/01/20)	1,250	1,318,635
3.95%, 01/15/21 (Call 10/15/20)[a]	550	587,279
4.20%, 12/15/23 (Call 09/16/23)	25	27,201
6.10%, 03/15/20	300	341,579

388

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)[a]	$556	$561,954
3.65%, 02/01/26 (Call 11/03/25)	1,795	1,862,542
3.70%, 11/15/18 (Call 08/17/18)	749	781,432
3.80%, 02/01/24 (Call 11/01/23)	1,000	1,053,898
3.85%, 02/01/23 (Call 11/01/22)[a]	600	633,714
4.13%, 05/15/21 (Call 02/15/21)	445	478,740
5.63%, 11/15/20 (Call 08/15/20)[a]	900	1,020,821
5.88%, 10/15/19 (Call 07/17/19)	3,720	4,151,748
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)[a]	1,320	1,324,886
4.10%, 10/01/24 (Call 07/01/24)	500	498,773
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	1,750	1,871,672
4.63%, 06/15/21 (Call 03/15/21)	200	217,554
4.88%, 06/15/23 (Call 03/15/23)	100	110,895
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[a]	505	441,248
5.25%, 12/01/23 (Call 09/01/23)	1,450	1,357,266
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)[a]	675	663,979
5.25%, 02/15/24 (Call 11/15/23)	1,300	1,349,936
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	5,465	5,627,386
3.70%, 06/15/26 (Call 03/15/26)	120	120,935
5.25%, 01/15/23	2,000	2,214,260

Security	Principal (000s)	Value
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	$250	$272,500
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	500	487,576
3.50%, 01/15/21 (Call 11/15/20)	103	104,654
3.63%, 02/01/25 (Call 11/01/24)	1,000	975,984
4.63%, 07/15/22 (Call 04/15/22)	1,100	1,167,501
7.88%, 09/01/20	70	83,791
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	1,000	1,021,402
3.63%, 10/01/22 (Call 07/03/22)	1,000	997,929
3.95%, 07/01/22 (Call 05/01/22)	70	70,881
5.25%, 03/15/21 (Call 12/15/20)	2,290	2,500,885
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)	950	967,414
3.88%, 10/15/22 (Call 07/15/22)	1,225	1,265,046
4.38%, 06/15/22 (Call 03/15/22)	450	478,208
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	1,300	1,393,776
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	600	647,657
6.25%, 06/15/17 (Call 12/15/16)	550	561,332
6.65%, 01/15/18 (Call 07/15/17)	200	208,606
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	1,070	1,087,106
4.63%, 12/15/21 (Call 09/15/21)	929	1,035,449

389

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.75%, 07/15/20 (Call 04/15/20)	$1,488	$1,630,376
5.75%, 06/15/17	582	607,542
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	50	50,646
3.38%, 01/15/23 (Call 10/15/22)	70	70,764
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,041,543
3.88%, 05/01/24 (Call 02/01/24)	2,000	2,100,261
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)a	2,500	2,436,677
3.40%, 02/01/25 (Call 11/01/24)	875	831,622
3.75%, 02/01/19 (Call 11/01/18)a	1,050	1,083,667
3.88%, 08/15/24 (Call 05/17/24)	500	494,454
4.00%, 06/01/25 (Call 03/01/25)	1,000	993,693
4.20%, 03/01/24 (Call 12/01/23)	20	20,148
4.25%, 11/15/23 (Call 08/15/23)	1,400	1,427,515
5.38%, 02/01/21 (Call 11/03/20)	1,743	1,919,980
6.70%, 01/30/18	826	886,693
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	396	393,983
5.75%, 01/15/21	1,150	1,266,646
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)	500	499,141
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)a	500	496,286
3.63%, 01/15/23 (Call 10/15/22)	360	358,741

Security	Principal (000s)	Value
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)a	$200	$198,397
4.50%, 03/15/25 (Call 09/15/24)a	820	800,497
4.65%, 03/15/24 (Call 09/15/23)	615	607,668
5.00%, 08/15/22 (Call 02/15/22)	750	783,547
5.25%, 02/15/26 (Call 08/15/25)a	1,000	1,023,026
6.70%, 01/15/18 (Call 07/15/17)	200	209,397
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	2,200	2,177,846
4.75%, 03/01/23 (Call 12/01/22)	25	26,232
5.25%, 03/15/22 (Call 12/15/21)	250	269,747
3.75%, 10/15/23 (Call 07/15/23)	1,225	1,202,926
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	1,700	1,776,599
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	1,400	1,401,797
3.20%, 05/01/21 (Call 03/01/21)	344	351,448
5.70%, 05/01/17	650	674,284
Lexington Realty Trust
4.40%, 06/15/24 (Call 03/15/24)	25	25,108
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	1,000	1,039,895
4.40%, 02/15/24 (Call 11/15/23)	1,600	1,690,057
4.75%, 10/01/20 (Call 07/01/20)	100	107,430
6.63%, 10/01/17	425	450,853

390

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	$346	$345,132
3.15%, 05/15/23 (Call 02/15/23)	450	403,198
4.50%, 04/18/22 (Call 01/18/22)	475	477,081
7.75%, 08/15/19	1,000	1,120,416
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	1,250	1,276,780
4.30%, 10/15/23 (Call 07/15/23)	475	497,721
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)[a]	950	945,092
3.90%, 06/15/24 (Call 03/15/24)[a]	1,150	1,174,495
4.00%, 11/15/25 (Call 08/15/25)	15	15,485
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,119,218
Omega Healthcare Investors Inc.
5.25%, 01/15/26 (Call 10/15/25)	2,500	2,577,535
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)[a]	1,000	961,642
4.45%, 03/15/24 (Call 12/15/23)	1,000	1,007,348
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)[a]	170	177,374
4.25%, 08/15/23 (Call 05/15/23)	2,700	2,939,726
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	922	921,477
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)[a]	750	751,427
3.25%, 10/15/22 (Call 07/15/22)	1,010	1,012,159

Security	Principal (000s)	Value
3.88%, 07/15/24 (Call 04/15/24)	$850	$869,742
6.75%, 08/15/19	350	398,118
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	500	500,557
3.60%, 02/01/20 (Call 01/01/20)	760	759,702
4.50%, 02/01/25 (Call 11/01/24)	525	503,674
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	700	694,658
4.75%, 05/01/24 (Call 11/01/23)[a]	875	847,775
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,664	1,678,083
2.20%, 02/01/19 (Call 11/01/18)	154	156,083
2.50%, 09/01/20 (Call 06/01/20)[a]	1,000	1,020,627
2.75%, 02/01/23 (Call 11/01/22)	500	506,345
3.30%, 01/15/26 (Call 10/15/25)[a]	3,305	3,425,343
3.38%, 03/15/22 (Call 12/15/21)[a]	50	52,617
3.50%, 09/01/25 (Call 06/01/25)	19	20,076
3.75%, 02/01/24 (Call 11/01/23)	720	771,282
4.13%, 12/01/21 (Call 09/01/21)	290	315,124
4.38%, 03/01/21 (Call 12/01/20)	3,421	3,751,774
5.65%, 02/01/20 (Call 11/01/19)	878	985,455
10.35%, 04/01/19 (Call 01/01/19)	1,398	1,702,498
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	500	502,329
3.88%, 12/01/23 (Call 09/01/23)	915	931,872

391

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	$610	$635,359
3.75%, 07/01/24 (Call 04/01/24)	25	25,886
4.25%, 06/01/18	950	991,188
4.63%, 01/10/22 (Call 10/10/21)	725	785,915
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)[a]	345	344,107
4.13%, 01/15/26 (Call 10/15/25)[a]	2,500	2,612,849
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	1,550	1,550,558
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,157,056
4.00%, 04/30/19 (Call 01/30/19)	225	235,563
4.25%, 03/01/22 (Call 12/01/21)	325	345,627
4.75%, 06/01/21 (Call 03/01/21)	970	1,061,755
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	25	25,233
5.00%, 01/15/22 (Call 10/15/21)	525	564,068
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,250	1,325,035
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	198,920
Welltower Inc.
2.25%, 03/15/18	950	954,523
3.75%, 03/15/23 (Call 12/15/22)[a]	1,400	1,417,470
4.13%, 04/01/19 (Call 01/01/19)	720	755,606
4.25%, 04/01/26 (Call 01/01/26)[a]	1,000	1,041,160

Security	Principal (000s)	Value
4.50%, 01/15/24 (Call 10/15/23)	$1,100	$1,163,281
4.70%, 09/15/17	950	982,117
4.95%, 01/15/21 (Call 10/15/20)	888	965,303
5.25%, 01/15/22 (Call 10/15/21)	1,358	1,493,021
6.13%, 04/15/20	400	447,381
Weyerhaeuser Co.
4.63%, 09/15/23[a]	785	852,686
7.38%, 10/01/19	2,000	2,292,806

		158,716,466
RETAIL — 2.47%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	540	569,996
4.50%, 12/01/23 (Call 09/01/23)	35	36,464
5.75%, 05/01/20[a]	775	849,838
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	470	472,729
4.50%, 10/01/25 (Call 07/01/25)	1,400	1,451,299
5.50%, 02/01/20	445	480,744
AutoZone Inc.
1.63%, 04/21/19	1,125	1,120,201
2.50%, 04/15/21 (Call 03/15/21)	515	517,052
2.88%, 01/15/23 (Call 10/15/22)	750	750,460
3.13%, 07/15/23 (Call 04/15/23)	35	35,456
3.13%, 04/21/26 (Call 01/21/26)	395	394,676
3.25%, 04/15/25 (Call 01/15/25)	970	983,547
3.70%, 04/15/22 (Call 01/15/22)	440	463,721
4.00%, 11/15/20 (Call 08/15/20)[a]	150	160,409
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	408	405,559

392

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	$625	$654,687
Brinker International Inc.
2.60%, 05/15/18	1,000	1,004,230
3.88%, 05/15/23	484	479,352
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[a]	500	502,338
Costco Wholesale Corp.
1.13%, 12/15/17	800	801,193
1.70%, 12/15/19	1,525	1,540,373
1.75%, 02/15/20	1,173	1,177,556
2.25%, 02/15/22	285	288,184
CVS Health Corp.
1.90%, 07/20/18	4,633	4,674,027
2.25%, 12/05/18 (Call 11/05/18)	820	833,491
2.80%, 07/20/20 (Call 06/20/20)[a]	2,250	2,311,643
3.38%, 08/12/24 (Call 05/12/24)	4,650	4,854,677
3.50%, 07/20/22 (Call 05/20/22)	500	526,395
3.88%, 07/20/25 (Call 04/20/25)[a]	5,250	5,655,078
4.00%, 12/05/23 (Call 09/05/23)	1,250	1,359,585
4.13%, 05/15/21 (Call 02/15/21)	1,000	1,080,446
4.75%, 05/18/20 (Call 11/18/19)	2,670	2,920,033
4.75%, 12/01/22 (Call 09/01/22)[a,c]	2,000	2,226,957
5.75%, 06/01/17	842	879,736
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,300	1,312,804
4.13%, 07/15/17	475	488,135
4.15%, 11/01/25 (Call 08/01/25)	1,035	1,101,205
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	940	956,450

Security	Principal (000s)	Value
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	$3,900	$3,975,843
2.25%, 09/10/18 (Call 08/10/18)[a]	3,140	3,214,049
2.63%, 06/01/22 (Call 05/01/22)	4,022	4,125,098
2.70%, 04/01/23 (Call 01/01/23)	2,000	2,054,234
3.00%, 04/01/26 (Call 01/01/26)	1,515	1,566,779
3.35%, 09/15/25 (Call 06/15/25)	670	714,449
4.40%, 04/01/21 (Call 01/01/21)	209	231,722
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	1,438	1,460,757
4.25%, 07/17/25 (Call 04/17/25)[a]	1,000	943,104
4.75%, 12/15/23 (Call 09/15/23)[a]	500	506,640
Lowe’s Companies Inc.
1.15%, 04/15/19	1,010	1,004,129
2.50%, 04/15/26 (Call 01/15/26)	1,915	1,889,437
3.12%, 04/15/22 (Call 01/15/22)	528	554,665
3.38%, 09/15/25 (Call 06/15/25)	2,420	2,561,299
3.75%, 04/15/21 (Call 01/15/21)	150	161,595
3.80%, 11/15/21 (Call 08/15/21)	1,555	1,687,829
3.88%, 09/15/23 (Call 06/15/23)[a]	70	76,581
4.63%, 04/15/20 (Call 10/15/19)[a]	575	627,683
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	1,950	1,844,663
3.88%, 01/15/22 (Call 10/15/21)[a]	2,599	2,594,191

393

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.65%, 07/15/24[a]	$1,960	$2,203,564
7.45%, 07/15/17	850	901,352
McDonald’s Corp.
1.88%, 05/29/19	1,800	1,811,946
2.10%, 12/07/18	130	131,993
2.20%, 05/26/20 (Call 04/26/20)	2,007	2,031,729
2.63%, 01/15/22[a]	848	861,041
2.75%, 12/09/20 (Call 11/09/20)	985	1,013,641
3.25%, 06/10/24	1,176	1,219,415
3.38%, 05/26/25 (Call 02/26/25)[a]	1,600	1,664,029
3.63%, 05/20/21[a]	1,250	1,331,511
3.70%, 01/30/26 (Call 10/30/25)	2,700	2,868,867
5.00%, 02/01/19	500	543,007
5.35%, 03/01/18	1,258	1,344,552
5.80%, 10/15/17	600	636,364
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	350	365,468
4.75%, 05/01/20[a]	1,625	1,737,918
6.25%, 01/15/18	560	598,467
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[a]	435	448,710
3.85%, 06/15/23 (Call 03/15/23)[a]	1,100	1,161,604
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,141,462
4.88%, 01/14/21 (Call 10/14/20)	115	125,437
QVC Inc.
3.13%, 04/01/19	175	176,883
4.38%, 03/15/23[a]	950	933,013
4.45%, 02/15/25 (Call 11/15/24)[a]	750	734,875
4.85%, 04/01/24[a]	1,500	1,508,213
5.13%, 07/02/22[a]	2,150	2,266,223
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	500	503,877

Security	Principal (000s)	Value
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	$1,100	$1,070,939
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	1,100	1,099,362
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	1,150	1,169,818
2.45%, 06/15/26 (Call 03/15/26)	1,015	1,007,423
2.70%, 06/15/22 (Call 04/15/22)	900	934,177
3.85%, 10/01/23 (Call 07/01/23)[a]	650	718,442
Target Corp.
2.30%, 06/26/19	1,900	1,949,636
2.50%, 04/15/26	3,000	2,977,993
2.90%, 01/15/22[a]	1,575	1,644,035
3.50%, 07/01/24[a]	315	339,489
3.88%, 07/15/20	399	431,559
5.88%, 07/15/16[a]	92	92,562
6.00%, 01/15/18	2,374	2,557,006
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	35	35,034
2.75%, 06/15/21 (Call 04/15/21)[a]	1,000	1,033,727
6.95%, 04/15/19	805	925,975
Wal-Mart Stores Inc.
1.13%, 04/11/18[a]	1,000	1,001,615
1.95%, 12/15/18	1,900	1,938,545
2.55%, 04/11/23 (Call 01/11/23)	3,250	3,324,785
3.25%, 10/25/20[a]	1,454	1,556,173
3.30%, 04/22/24 (Call 01/22/24)	3,425	3,675,097
3.63%, 07/08/20	907	980,399
4.13%, 02/01/19[a]	1,775	1,903,709
4.25%, 04/15/21[a]	999	1,112,177
5.80%, 02/15/18	1,522	1,643,131
Walgreen Co.
3.10%, 09/15/22[a]	2,175	2,191,068
5.25%, 01/15/19[a]	157	169,437

394

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	$445	$445,810
2.60%, 06/01/21 (Call 05/01/21)	245	246,131
2.70%, 11/18/19 (Call 10/18/19)	1,110	1,131,377
3.30%, 11/18/21 (Call 09/18/21)	500	514,227
3.80%, 11/18/24 (Call 08/18/24)	4,877	5,046,155

		153,247,647
SAVINGS & LOANS — 0.06%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)[a]	700	707,401
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	2,850	2,910,836

		3,618,237
SEMICONDUCTORS — 0.86%
Altera Corp.
4.10%, 11/15/23	850	942,925
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)[a]	1,250	1,260,787
3.90%, 12/15/25 (Call 09/15/25)	245	264,530
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	575	588,829
3.90%, 10/01/25 (Call 07/01/25)[a]	640	682,116
4.30%, 06/15/21	1,250	1,367,592
Intel Corp.
1.35%, 12/15/17	4,793	4,812,909
1.70%, 05/19/21 (Call 04/19/21)	820	816,456
2.45%, 07/29/20	2,340	2,407,212
2.60%, 05/19/26 (Call 02/19/26)	2,000	1,993,983
2.70%, 12/15/22[a]	4,400	4,535,646
3.10%, 07/29/22	2,015	2,125,913
3.30%, 10/01/21	2,586	2,756,394
3.70%, 07/29/25 (Call 04/29/25)[a]	730	798,706

Security	Principal (000s)	Value
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)[a]	$875	$887,364
4.13%, 11/01/21 (Call 09/01/21)	2,290	2,396,008
4.65%, 11/01/24 (Call 08/01/24)	995	1,051,448
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	415	419,215
2.80%, 06/15/21 (Call 05/15/21)	155	155,633
3.45%, 06/15/23 (Call 04/15/23)	130	131,288
3.80%, 03/15/25 (Call 12/15/24)	1,000	982,749
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	3,550	3,610,639
National Semiconductor Corp.
6.60%, 06/15/17	800	845,520
QUALCOMM Inc.
1.40%, 05/18/18	1,766	1,771,566
2.25%, 05/20/20	2,250	2,291,973
3.00%, 05/20/22	6,050	6,246,888
3.45%, 05/20/25 (Call 02/20/25)	2,150	2,224,710
Texas Instruments Inc.
1.00%, 05/01/18	930	925,485
1.65%, 08/03/19	494	495,872
1.75%, 05/01/20 (Call 04/01/20)	764	763,424
2.75%, 03/12/21 (Call 02/12/21)	500	517,610
Xilinx Inc.
2.13%, 03/15/19	1,766	1,770,650
3.00%, 03/15/21	600	625,308

		53,467,348
SOFTWARE — 1.56%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,500	1,546,379
4.75%, 02/01/20	1,740	1,907,586

395

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Autodesk Inc.
1.95%, 12/15/17	$865	$863,341
3.60%, 12/15/22 (Call 09/15/22)	500	502,494
4.38%, 06/15/25 (Call 03/15/25)[a]	1,255	1,291,073
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	950	998,860
CA Inc.
2.88%, 08/15/18	35	35,409
4.50%, 08/15/23 (Call 05/15/23)	1,210	1,293,023
5.38%, 12/01/19[a]	1,000	1,084,347
CDK Global Inc.
4.50%, 10/15/24 (Call 07/15/24)	220	223,525
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	1,500	1,517,548
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	280	292,053
4.80%, 03/01/26 (Call 12/01/25)[a]	285	298,628
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,500	1,493,613
2.85%, 10/15/18	550	558,760
3.50%, 04/15/23 (Call 01/15/23)	900	909,858
5.00%, 03/15/22 (Call 03/15/17)	2,400	2,498,021
5.00%, 10/15/25 (Call 07/15/25)	4,250	4,714,586
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	2,500	2,551,286
3.50%, 10/01/22 (Call 07/01/22)[a]	1,020	1,060,187
4.63%, 10/01/20	1,000	1,087,100
4.75%, 06/15/21	850	931,935
Microsoft Corp.
0.88%, 11/15/17	346	345,740
1.00%, 05/01/18	2,650	2,646,635

Security	Principal (000s)	Value
1.30%, 11/03/18	$2,270	$2,276,642
1.63%, 12/06/18[a]	2,000	2,022,626
1.85%, 02/12/20 (Call 01/12/20)	2,650	2,684,249
2.00%, 11/03/20 (Call 10/03/20)	1,385	1,409,225
2.13%, 11/15/22[a]	2,800	2,819,173
2.38%, 02/12/22 (Call 01/12/22)[a]	3,002	3,066,089
2.38%, 05/01/23 (Call 02/01/23)	1,191	1,205,755
2.65%, 11/03/22 (Call 09/03/22)	2,750	2,838,033
2.70%, 02/12/25 (Call 11/12/24)[a]	4,525	4,605,819
3.13%, 11/03/25 (Call 08/03/25)	3,000	3,151,737
3.63%, 12/15/23 (Call 09/15/23)	1,950	2,124,631
4.00%, 02/08/21	2,150	2,382,922
4.20%, 06/01/19	374	405,731
Oracle Corp.
1.20%, 10/15/17	4,381	4,391,287
2.25%, 10/08/19	4,275	4,382,683
2.38%, 01/15/19	2,075	2,131,391
2.50%, 05/15/22 (Call 03/15/22)	330	334,614
2.50%, 10/15/22	7,700	7,790,102
2.95%, 05/15/25 (Call 02/15/25)	5,550	5,676,814
3.40%, 07/08/24 (Call 04/08/24)	500	530,277
3.63%, 07/15/23	3,600	3,888,422
3.88%, 07/15/20	352	382,184
5.00%, 07/08/19	1,819	2,013,797
5.75%, 04/15/18	3,328	3,602,472

		96,768,662
TELECOMMUNICATIONS — 3.65%
America Movil SAB de CV
3.13%, 07/16/22	3,750	3,811,461
5.00%, 10/16/19[a]	900	984,683
5.00%, 03/30/20	3,230	3,556,490
5.63%, 11/15/17	1,219	1,287,301

396

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
AT&T Inc.
1.40%, 12/01/17	$1,900	$1,895,034
1.70%, 06/01/17	1,496	1,500,783
1.75%, 01/15/18	420	420,821
2.30%, 03/11/19	4,105	4,159,544
2.38%, 11/27/18	700	711,517
2.45%, 06/30/20 (Call 05/30/20)	5,913	5,937,389
2.63%, 12/01/22 (Call 09/01/22)	2,850	2,810,315
2.80%, 02/17/21 (Call 01/17/21)	2,000	2,027,679
3.00%, 02/15/22	2,000	2,007,119
3.00%, 06/30/22 (Call 04/30/22)	1,865	1,867,895
3.40%, 05/15/25 (Call 02/15/25)	5,990	5,992,477
3.60%, 02/17/23 (Call 12/17/22)	4,400	4,516,823
3.80%, 03/15/22	1,202	1,253,928
3.88%, 08/15/21	1,423	1,504,265
3.90%, 03/11/24 (Call 12/11/23)	500	522,753
3.95%, 01/15/25 (Call 10/15/24)	4,430	4,594,959
4.13%, 02/17/26 (Call 11/17/25)	5,600	5,886,901
4.45%, 05/15/21	1,834	1,988,002
4.45%, 04/01/24 (Call 01/01/24)	2,700	2,896,597
4.60%, 02/15/21 (Call 11/15/20)	1,628	1,764,769
5.00%, 03/01/21	1,839	2,033,970
5.20%, 03/15/20	850	938,556
5.50%, 02/01/18	5,838	6,215,131
5.80%, 02/15/19	5,988	6,616,399
5.88%, 10/01/19	1,388	1,556,887
British Telecommunications PLC
2.35%, 02/14/19	1,425	1,448,330
5.95%, 01/15/18	2,313	2,476,257
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	321	323,929
3.85%, 04/15/23	2,450	2,557,410

Security	Principal (000s)	Value
Cisco Systems Inc.
1.60%, 02/28/19	$8,380	$8,452,665
1.65%, 06/15/18	3,400	3,435,736
2.13%, 03/01/19	2,230	2,278,492
2.45%, 06/15/20	1,430	1,475,577
2.60%, 02/28/23	1,900	1,948,827
2.90%, 03/04/21[a]	250	261,071
2.95%, 02/28/26[a]	2,000	2,080,079
3.00%, 06/15/22[a]	2,385	2,493,530
3.50%, 06/15/25[a]	1,585	1,737,456
3.63%, 03/04/24	1,200	1,318,226
4.45%, 01/15/20[a]	1,362	1,497,486
4.95%, 02/15/19	1,969	2,154,074
Corning Inc.
1.45%, 11/15/17	1,000	995,319
3.70%, 11/15/23 (Call 08/15/23)[a]	446	456,374
4.25%, 08/15/20[a]	765	819,328
6.63%, 05/15/19	740	826,952
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,089	1,225,454
6.75%, 08/20/18	2,118	2,358,932
GTE Corp.
6.84%, 04/15/18	440	472,376
Harris Corp.
2.00%, 04/27/18	325	323,021
3.83%, 04/27/25 (Call 01/27/25)[a]	1,660	1,725,466
4.40%, 12/15/20	200	212,309
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	520	522,486
4.50%, 03/15/24[a]	971	989,838
4.60%, 03/15/21	1,010	1,074,063
Motorola Solutions Inc.
3.50%, 09/01/21	275	276,812
3.50%, 03/01/23	1,686	1,590,166
3.75%, 05/15/22	1,525	1,508,032
4.00%, 09/01/24	500	483,421
7.50%, 05/15/25[a]	600	691,539
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17[a]	973	972,484

397

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Orange SA
2.75%, 02/06/19	$1,655	$1,698,266
4.13%, 09/14/21	1,334	1,446,784
5.38%, 07/08/19	1,034	1,144,157
Qwest Corp.
6.50%, 06/01/17	1,250	1,306,250
6.75%, 12/01/21	481	515,872
7.25%, 09/15/25	1,200	1,278,000
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	555	581,366
4.10%, 10/01/23 (Call 07/01/23)	1,870	2,028,407
6.80%, 08/15/18	1,700	1,879,925
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	850	893,198
Telefonica Emisiones SAU
3.19%, 04/27/18	1,000	1,021,656
4.57%, 04/27/23	2,000	2,166,644
5.13%, 04/27/20	674	737,289
5.46%, 02/16/21	2,664	2,999,554
5.88%, 07/15/19	648	716,872
6.22%, 07/03/17	3,200	3,356,187
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	1,000	1,108,140
Verizon Communications Inc.
1.10%, 11/01/17	1,000	997,520
1.35%, 06/09/17	2,353	2,354,736
2.45%, 11/01/22 (Call 08/01/22)	5,750	5,706,039
2.55%, 06/17/19[a]	2,650	2,720,767
2.63%, 02/21/20	2,830	2,900,286
3.00%, 11/01/21 (Call 09/01/21)	3,235	3,333,476
3.45%, 03/15/21[a]	3,550	3,750,592
3.50%, 11/01/21[a]	5,620	5,938,075
3.50%, 11/01/24 (Call 08/01/24)[a]	8,590	8,921,571
3.65%, 09/14/18	4,190	4,397,733
4.15%, 03/15/24 (Call 12/15/23)[a]	600	648,158
4.50%, 09/15/20	2,725	2,989,485
4.60%, 04/01/21	1,173	1,300,254
5.15%, 09/15/23	5,350	6,122,501
5.50%, 02/15/18[a]	2,408	2,568,398
6.10%, 04/15/18	1,956	2,121,571

Security	Principal (000s)	Value
Vodafone Group PLC
1.25%, 09/26/17	$1,400	$1,394,037
1.50%, 02/19/18	3,142	3,131,546
2.95%, 02/19/23	675	665,479
4.38%, 03/16/21	500	540,431
4.63%, 07/15/18	670	707,829
5.45%, 06/10/19	3,100	3,390,704

		226,203,720
TEXTILES — 0.02%
Cintas Corp. No. 2
4.30%, 06/01/21	340	369,243
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	700	723,144

		1,092,387
TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[a]	690	701,963
Mattel Inc.
1.70%, 03/15/18	1,000	996,890
2.35%, 05/06/19[a]	221	222,706
3.15%, 03/15/23 (Call 12/15/22)	150	148,327
4.35%, 10/01/20[a]	475	503,611

		2,573,497
TRANSPORTATION — 1.21%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,400	1,452,748
3.00%, 04/01/25 (Call 01/01/25)[a]	2,300	2,371,356
3.05%, 03/15/22 (Call 12/15/21)	1,600	1,682,402
3.05%, 09/01/22 (Call 06/01/22)	2,600	2,729,366
3.40%, 09/01/24 (Call 06/01/24)[a]	1,430	1,518,045
3.65%, 09/01/25 (Call 06/01/25)[a]	500	538,784
3.75%, 04/01/24 (Call 01/01/24)[a]	545	592,404
4.10%, 06/01/21 (Call 03/01/21)	2,085	2,274,477
4.70%, 10/01/19[a]	1,084	1,190,523
5.75%, 03/15/18	1,216	1,309,616

398

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	$850	$851,905
2.75%, 03/01/26 (Call 12/01/25)	225	230,988
2.85%, 12/15/21 (Call 09/15/21)	200	208,378
2.95%, 11/21/24 (Call 08/21/24)	2,360	2,464,540
5.55%, 03/01/19	512	566,229
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	1,950	1,941,887
4.45%, 03/15/23 (Call 12/15/22)	70	76,926
7.25%, 05/15/19	750	856,014
9.45%, 08/01/21	670	872,322
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	545	563,978
3.40%, 08/01/24 (Call 05/01/24)	2,000	2,086,922
3.70%, 10/30/20 (Call 07/30/20)	256	271,398
3.70%, 11/01/23 (Call 08/01/23)	20	21,343
4.25%, 06/01/21 (Call 03/01/21)	900	972,616
6.25%, 03/15/18	350	378,533
7.38%, 02/01/19	1,150	1,315,284
CSX Transportation Inc.
6.25%, 01/15/23	1,267	1,462,909
FedEx Corp.
2.30%, 02/01/20	1,630	1,649,421
2.63%, 08/01/22	1,100	1,103,954
2.70%, 04/15/23[a]	70	70,286
3.20%, 02/01/25	1,000	1,026,340
3.25%, 04/01/26 (Call 01/01/26)[a]	340	347,759
4.00%, 01/15/24	1,200	1,302,100
8.00%, 01/15/19	1,550	1,794,714
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	950	990,778

Security	Principal (000s)	Value
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)[c]	$840	$820,126
3.13%, 06/01/26 (Call 03/01/26)	500	499,161
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	440	446,186
2.90%, 06/15/26	1,500	1,494,930
3.00%, 04/01/22 (Call 01/01/22)	1,275	1,310,627
3.25%, 12/01/21 (Call 09/01/21)	700	729,507
3.85%, 01/15/24 (Call 10/15/23)[a]	570	610,229
5.75%, 04/01/18	1,650	1,774,526
5.90%, 06/15/19	1,140	1,272,339
7.70%, 05/15/17	830	879,231
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	1,180	1,181,532
2.50%, 03/01/18 (Call 02/01/18)	970	979,385
2.55%, 06/01/19 (Call 05/01/19)	675	678,659
2.65%, 03/02/20 (Call 02/02/20)	360	360,230
2.88%, 09/01/20 (Call 08/01/20)	525	526,711
3.45%, 11/15/21 (Call 10/15/21)[a]	355	362,105
3.50%, 06/01/17	950	965,204
Southern Railway Co.
9.75%, 06/15/20	1,050	1,347,175
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	70	70,242
2.25%, 02/15/19	1,150	1,172,867
2.75%, 04/15/23 (Call 01/15/23)	1,700	1,745,221
2.75%, 03/01/26 (Call 12/01/25)	1,680	1,713,248
2.95%, 01/15/23 (Call 10/15/22)	570	593,756

399

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.25%, 08/15/25 (Call 05/15/25)	$1,000	$1,064,435
3.75%, 03/15/24 (Call 12/15/23)	1,150	1,259,431
4.00%, 02/01/21 (Call 11/01/20)	500	544,506
4.16%, 07/15/22 (Call 04/15/22)	864	956,962
5.70%, 08/15/18	762	833,302
5.75%, 11/15/17[a]	1,000	1,065,797
United Parcel Service Inc.
2.45%, 10/01/22	839	854,323
3.13%, 01/15/21	1,714	1,816,629
5.13%, 04/01/19	3,906	4,311,369
5.50%, 01/15/18	1,211	1,295,264
United Parcel Service of America Inc.
8.38%, 04/01/20	370	459,864

		75,082,324
TRUCKING & LEASING — 0.07%
GATX Corp.
2.38%, 07/30/18	40	39,830
2.50%, 07/30/19	575	576,263
2.60%, 03/30/20 (Call 02/28/20)[a]	650	638,071
3.25%, 03/30/25 (Call 12/30/24)[a]	1,100	1,044,253
3.90%, 03/30/23[a]	1,020	1,033,130
4.75%, 06/15/22[a]	725	765,396
4.85%, 06/01/21[a]	296	314,027

		4,410,970
WATER — 0.05%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	2,039	2,155,576
3.85%, 03/01/24 (Call 12/01/23)	95	103,759
United Utilities PLC
4.55%, 06/19/18	400	417,286
5.38%, 02/01/19	210	224,761

		2,901,382

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,178,607,397)		5,246,293,365

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[e] — 12.99%

CANADA — 1.48%
Canada Government International Bond
1.13%, 03/19/18	$7,250	$7,275,333
1.63%, 02/27/19	3,350	3,400,446
Export Development Canada
0.75%, 12/15/17	3,900	3,887,678
1.00%, 11/01/18	70	69,901
1.25%, 02/04/19	1,950	1,957,442
1.63%, 12/03/19[a]	1,200	1,214,358
1.75%, 08/19/19[a]	145	147,530
1.75%, 07/21/20[a]	5,000	5,076,153
Province of British Columbia Canada
2.00%, 10/23/22	3,370	3,397,753
2.65%, 09/22/21	250	262,516
Province of Manitoba Canada
1.13%, 06/01/18	600	600,023
1.75%, 05/30/19	1,000	1,010,385
2.10%, 09/06/22	4,000	4,032,181
3.05%, 05/14/24[a]	2,295	2,432,625
Province of Nova Scotia Canada
8.25%, 07/30/22	70	92,334
9.25%, 03/01/20	525	654,027
Province of Ontario Canada
1.10%, 10/25/17	6,000	6,007,194
1.20%, 02/14/18[a]	2,650	2,655,412
1.63%, 01/18/19[a]	2,500	2,517,378
1.65%, 09/27/19[a]	3,300	3,314,402
1.88%, 05/21/20[a]	7,500	7,571,911
2.00%, 09/27/18	1,675	1,702,647
2.00%, 01/30/19	2,990	3,036,288
2.50%, 09/10/21	4,755	4,901,067
3.20%, 05/16/24	2,745	2,929,251
4.00%, 10/07/19[a]	1,110	1,199,251
4.40%, 04/14/20[a]	2,370	2,617,233
Province of Quebec Canada
2.63%, 02/13/23[a]	4,700	4,845,089
2.75%, 08/25/21[a]	1,500	1,568,510
2.88%, 10/16/24[a]	2,645	2,753,431
3.50%, 07/29/20	3,270	3,513,373

400

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.63%, 05/14/18[a]	$2,200	$2,347,528
7.13%, 02/09/24	2,140	2,804,660

		91,795,310
CHILE — 0.10%
Chile Government International Bond
2.25%, 10/30/22	2,400	2,377,101
3.25%, 09/14/21	1,550	1,637,812
3.88%, 08/05/20	1,750	1,885,129

		5,900,042
COLOMBIA — 0.27%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)[a]	3,200	3,173,687
4.38%, 07/12/21	9,200	9,559,966
7.38%, 03/18/19	1,550	1,748,936
8.13%, 05/21/24[a]	100	124,403
11.75%, 02/25/20[a]	1,750	2,270,146

		16,877,138
GERMANY — 0.24%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,500	1,500,260
1.13%, 09/05/17	1,750	1,753,414
1.25%, 07/30/18	4,500	4,516,801
1.63%, 11/20/18	3,800	3,844,242
1.75%, 03/17/20	3,500	3,543,162

		15,157,879
ISRAEL — 0.11%
Israel Government International Bond
2.88%, 03/16/26	2,500	2,517,250
4.00%, 06/30/22	2,400	2,628,000
5.13%, 03/26/19	1,425	1,563,938

		6,709,188
ITALY — 0.12%
Italy Government International Bond
5.38%, 06/12/17	1,900	1,974,740
6.88%, 09/27/23	4,475	5,597,130

		7,571,870

Security	Principal (000s)	Value
JAPAN — 0.49%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	$3,500	$3,497,135
1.75%, 07/31/18	2,250	2,263,590
1.75%, 11/13/18	4,250	4,272,910
1.75%, 05/28/20	3,200	3,200,688
1.88%, 04/20/21[a]	1,000	1,002,103
2.13%, 02/10/25	5,000	4,969,346
2.38%, 04/20/26	2,500	2,542,477
2.50%, 05/28/25[a]	1,000	1,024,934
3.38%, 07/31/23	2,800	3,031,702
Japan Finance Corp.
2.13%, 02/07/19	1,000	1,016,748
Japan Finance Organization for Municipalities
4.00%, 01/13/21	1,900	2,072,729
5.00%, 05/16/17	1,400	1,449,604

		30,343,966
MEXICO — 0.54%
Mexico Government International Bond
3.50%, 01/21/21[a]	4,300	4,463,934
3.60%, 01/30/25[a]	4,500	4,541,801
3.63%, 03/15/22[a]	8,380	8,669,108
4.00%, 10/02/23	2,464	2,566,593
4.13%, 01/21/26	3,800	3,966,024
5.13%, 01/15/20[a]	2,900	3,187,194
5.95%, 03/19/19	4,700	5,248,332
8.13%, 12/30/19	850	1,048,365

		33,691,351
PANAMA — 0.11%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)[a]	2,500	2,541,255
4.00%, 09/22/24 (Call 06/22/24)	1,750	1,814,146
5.20%, 01/30/20	2,300	2,519,321

		6,874,722
PERU — 0.08%
Peruvian Government International Bond
7.13%, 03/30/19[a]	1,575	1,800,622
7.35%, 07/21/25[a]	2,500	3,289,722

		5,090,344

401

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
PHILIPPINES — 0.31%
Philippine Government International Bond
4.00%, 01/15/21[a]	$6,200	$6,773,500
4.20%, 01/21/24	3,150	3,575,250
5.50%, 03/30/26	491	616,819
8.38%, 06/17/19	600	719,250
9.88%, 01/15/19	2,600	3,146,000
10.63%, 03/16/25	2,500	4,068,750

		18,899,569
POLAND — 0.39%
Poland Government International Bond
3.00%, 03/17/23[a]	1,000	1,007,960
3.25%, 04/06/26	4,000	4,000,000
4.00%, 01/22/24	8,050	8,623,562
5.00%, 03/23/22[a]	1,600	1,790,352
5.13%, 04/21/21	1,950	2,182,655
6.38%, 07/15/19	5,600	6,353,312

		23,957,841
SOUTH AFRICA — 0.24%
South Africa Government International Bond
4.67%, 01/17/24[a]	1,980	1,965,487
4.88%, 04/14/26	1,900	1,869,125
5.50%, 03/09/20[a]	2,400	2,529,072
5.88%, 05/30/22[a]	2,800	3,004,288
5.88%, 09/16/25[a]	1,400	1,485,638
6.88%, 05/27/19[a]	3,750	4,119,300

		14,972,910
SOUTH KOREA — 0.38%
Export-Import Bank of Korea
2.25%, 01/21/20	5,000	5,031,107
2.38%, 08/12/19	3,250	3,302,995
2.88%, 01/21/25	2,500	2,551,975
4.00%, 01/29/21	650	704,210
4.00%, 01/14/24[a]	2,000	2,191,720
4.38%, 09/15/21	3,700	4,087,682
5.00%, 04/11/22	1,000	1,146,562
5.13%, 06/29/20	2,550	2,847,654
Korea International Bond
7.13%, 04/16/19	1,700	1,969,774

		23,833,679

Security	Principal (000s)	Value
SUPRANATIONAL — 7.29%
African Development Bank
0.88%, 03/15/18[a]	$1,180	$1,177,333
1.00%, 05/15/19	718	714,586
1.13%, 03/04/19	5,117	5,114,301
1.63%, 10/02/18	4,300	4,353,435
2.38%, 09/23/21	2,946	3,057,298
Asian Development Bank
0.75%, 07/28/17	3,500	3,494,266
0.88%, 04/26/18	1,600	1,596,607
1.13%, 06/05/18[a]	4,000	4,007,680
1.38%, 01/15/19[a]	2,500	2,515,458
1.38%, 03/23/20	6,045	6,049,578
1.50%, 09/28/18	2,345	2,367,793
1.50%, 01/22/20	6,850	6,892,538
1.63%, 08/26/20	980	986,620
1.63%, 03/16/21	5,000	5,026,512
1.75%, 09/11/18	1,250	1,269,183
1.75%, 03/21/19	1,300	1,320,725
1.88%, 10/23/18	1,700	1,731,200
1.88%, 04/12/19[a]	500	509,816
1.88%, 02/18/22	3,645	3,681,595
2.00%, 01/22/25[a]	3,900	3,923,827
2.13%, 11/24/21[a]	1,300	1,332,225
2.13%, 03/19/25[a]	1,050	1,065,814
Corp. Andina de Fomento
1.50%, 08/08/17	2,450	2,454,046
4.38%, 06/15/22	3,654	4,011,924
Council of Europe Development Bank
1.13%, 05/31/18	2,620	2,621,903
1.50%, 06/19/17	1,000	1,006,243
1.63%, 03/10/20	3,070	3,099,280
1.75%, 11/14/19	2,000	2,028,587
European Bank for Reconstruction & Development
0.75%, 09/01/17	2,000	1,995,477
1.00%, 09/17/18	2,200	2,195,808
1.50%, 03/16/20[a]	1,300	1,306,956
1.63%, 04/10/18	50	50,459
1.63%, 11/15/18	5,200	5,263,357
1.75%, 06/14/19[a]	20	20,312
1.75%, 11/26/19	1,650	1,674,939
1.88%, 02/23/22[a]	5,000	5,047,584

402

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
European Investment Bank
1.00%, 08/17/17	$7,000	$7,008,522
1.00%, 12/15/17	6,350	6,351,150
1.00%, 03/15/18	10,010	10,006,789
1.00%, 06/15/18	9,900	9,890,452
1.13%, 09/15/17[a]	5,250	5,262,142
1.13%, 08/15/18[a]	6,000	6,006,566
1.25%, 05/15/18	8,820	8,855,986
1.25%, 05/15/19	11,400	11,418,311
1.38%, 06/15/20[a]	8,755	8,734,688
1.63%, 06/15/17	2,100	2,116,316
1.63%, 12/18/18	8,000	8,100,064
1.63%, 03/16/20	5,500	5,548,616
1.63%, 12/15/20[a]	2,500	2,510,404
1.75%, 06/17/19	8,750	8,888,085
1.88%, 03/15/19	2,375	2,419,107
1.88%, 02/10/25	9,060	9,003,867
2.00%, 03/15/21	5,200	5,305,115
2.13%, 10/15/21	8,320	8,530,918
2.13%, 04/13/26	2,500	2,532,805
2.25%, 08/15/22	11,680	12,026,758
2.50%, 04/15/21	2,650	2,766,333
2.50%, 10/15/24	500	522,596
2.88%, 09/15/20	1,120	1,183,663
3.25%, 01/29/24	2,150	2,360,271
4.00%, 02/16/21	700	777,495
5.13%, 05/30/17	1,600	1,666,430
Inter-American Development Bank
0.88%, 03/15/18[a]	3,935	3,926,454
1.00%, 07/14/17	9,850	9,862,180
1.13%, 08/28/18[a]	2,300	2,304,080
1.25%, 01/16/18[a]	645	647,760
1.50%, 09/25/18[a]	180	181,702
1.75%, 08/24/18	950	964,595
1.75%, 10/15/19[a]	4,550	4,619,564
1.75%, 04/14/22[a]	8,100	8,124,895
1.88%, 06/16/20[a]	860	875,486
1.88%, 03/15/21	16,500	16,773,258
2.13%, 11/09/20	1,870	1,921,597
2.13%, 01/15/25[a,f]	180	182,876
2.38%, 08/15/17[a]	2,000	2,035,287
3.00%, 10/04/23[a]	6,050	6,532,683
3.00%, 02/21/24[a]	2,500	2,703,472

Security	Principal (000s)	Value
3.88%, 02/14/20[a]	$820	$894,900
4.25%, 09/10/18[a]	1,200	1,285,194
Series E
3.88%, 09/17/19[a]	2,300	2,492,025
International Bank for Reconstruction & Development
0.88%, 04/17/17	2,925	2,928,922
0.88%, 07/19/18	1,236	1,232,419
1.00%, 11/15/17	2,750	2,751,853
1.00%, 06/15/18	8,145	8,143,682
1.00%, 10/05/18[a]	27,750	27,721,548
1.13%, 07/18/17	2,000	2,005,535
1.38%, 04/10/18	6,170	6,212,685
1.63%, 03/09/21[a]	11,000	11,060,623
1.63%, 02/10/22	2,180	2,176,026
1.75%, 04/19/23	2,500	2,492,325
1.88%, 03/15/19	4,700	4,792,607
1.88%, 10/07/19[a]	2,500	2,549,903
1.88%, 10/07/22[a]	1,950	1,965,433
2.13%, 02/13/23[a]	5,400	5,523,023
2.13%, 03/03/25	8,470	8,579,876
2.25%, 06/24/21[a]	10,480	10,838,339
2.50%, 11/25/24	950	991,950
2.50%, 07/29/25	5,310	5,543,388
7.63%, 01/19/23[a]	35	47,807
International Finance Corp.
0.88%, 06/15/18	6,600	6,582,370
1.63%, 07/16/20[a]	7,140	7,212,767
1.75%, 09/04/18[a]	10,700	10,865,213
1.75%, 09/16/19[a]	1,340	1,361,741
2.13%, 11/17/17[a]	950	966,262
Nordic Investment Bank
0.75%, 01/17/18	1,000	996,498
1.13%, 02/25/19	2,027	2,025,398
1.50%, 09/29/20	3,000	3,005,042
2.25%, 09/30/21	200	206,354

		451,866,311
SWEDEN — 0.12%
Svensk Exportkredit AB
1.13%, 04/05/18	1,500	1,499,913
1.75%, 08/28/20	5,000	5,028,594
1.88%, 06/23/20	1,000	1,012,560

		7,541,067

403

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
TURKEY — 0.66%
Republic of Turkey
7.50%, 11/07/19	$250	$282,255
Turkey Government International Bond
3.25%, 03/23/23	9,500	8,870,625
4.25%, 04/14/26	2,800	2,709,000
5.63%, 03/30/21	3,900	4,166,721
5.75%, 03/22/24[a]	5,200	5,583,708
6.25%, 09/26/22	2,850	3,138,505
6.75%, 04/03/18	10,200	10,905,127
7.00%, 06/05/20	200	224,068
7.38%, 02/05/25[a]	1,750	2,077,058
7.50%, 07/14/17	2,500	2,648,775

		40,605,842
URUGUAY — 0.06%
Uruguay Government International Bond
4.50%, 08/14/24[a]	1,650	1,749,165
8.00%, 11/18/22[a]	1,530	1,931,625

		3,680,790

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $798,993,063)		805,369,819

MUNICIPAL DEBT OBLIGATIONS — 0.20%

CALIFORNIA — 0.03%
State of California GO
6.20%, 10/01/19	525	605,792
State of California GO BAB
5.70%, 11/01/21	500	593,920
University of California RB
Series AH
1.80%, 07/01/19	640	649,197

		1,848,909
FLORIDA — 0.03%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	1,375	1,425,779

		1,425,779

Security	Principal or Shares (000s)	Value
ILLINOIS — 0.10%
State of Illinois GO
4.95%, 06/01/23	$4,070	$4,296,984
5.67%, 03/01/18	700	738,507
5.88%, 03/01/19	1,065	1,153,405

		6,188,896
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
Series E
4.20%, 12/01/21	490	541,215

		541,215
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	975	866,726
0.00%, 02/15/21 (AGM)	480	409,939
0.00%, 02/15/23 (AGM)	180	139,695

		1,416,360
NEW YORK — 0.00%
Port Authority of New York & New Jersey RB
5.86%, 12/01/24	50	62,950

		62,950
WASHINGTON — 0.01%
Energy Northwest RB
Series E
2.20%, 07/01/19	500	514,520

		514,520

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $11,521,625)		11,998,629

SHORT-TERM INVESTMENTS — 11.78%

MONEY MARKET FUNDS — 11.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[d,g,h]	579,653	579,652,823
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[d,g,h]	63,215	63,215,127

404

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[d,g]	87,163	$87,162,803

		730,030,753

TOTAL SHORT-TERM INVESTMENTS
(Cost: $730,030,753)		730,030,753

TOTAL INVESTMENTS IN SECURITIES — 109.60%
(Cost: $6,719,152,838)[i]		6,793,692,566
Other Assets, Less Liabilities — (9.60)%		(594,844,313)

NET ASSETS — 100.00%		$6,198,848,253

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Investments are denominated in U.S. dollars.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $6,719,847,094. Net unrealized appreciation was $73,845,472, of which $88,589,833 represented gross unrealized appreciation on securities and $14,744,361 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 02/23/18	$1,000	$—	$—	$1,000	$1,002,156	$3,806	$—
1.60%, 06/01/18	—	1,000	—	1,000	1,002,701	164	—
1.80%, 11/05/18	—	1,000	—	1,000	1,005,810	1,069	—
1.95%, 03/04/19	—	500	—	500	504,070	2,363	—
2.20%, 01/28/19	750	500	—	1,250	1,268,959	4,629	—
2.25%, 07/02/19	500	500	—	1,000	1,015,242	3,691	—
2.30%, 06/01/20	4,250	—	—	4,250	4,297,658	25,687	—
2.40%, 10/18/19	—	800	—	800	814,603	1,350	—
2.70%, 11/01/22	1,500	—	—	1,500	1,494,609	11,885	—
2.95%, 01/30/23	3,000	—	—	3,000	3,020,644	22,672	—
3.80%, 07/25/23	1,500	—	—	1,500	1,582,298	14,380	—
4.88%, 09/21/17	340	—	—	340	353,975	2,519	—
6.00%, 12/07/17	4,750	250	—	5,000	5,326,231	25,238	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	3,470	—	—	3,470	3,519,642	24,741	—
3.90%, 04/29/24	1,000	—	—	1,000	1,056,328	9,683	—

405

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

May 31, 2016

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Funding Corp.
3.30%, 03/08/22	$1,862	$—	$—	$1,862	$1,949,334	$15,727	$—
4.38%, 08/11/20	4,592	—	—	4,592	4,997,407	32,086	—
5.13%, 02/08/20	1,391	—	—	1,391	1,541,480	11,720	—

					$35,753,147	$213,410	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$5,246,293,365	$—	$5,246,293,365
Foreign government obligations	—	805,369,819	—	805,369,819
Municipal debt obligations	—	11,998,629	—	11,998,629
Money market funds	730,030,753	—	—	730,030,753

Total	$730,030,753	$6,063,661,813	$—	$6,793,692,566

406

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 33.00%

ADVERTISING — 0.07%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$50	$51,086
4.00%, 03/15/22	175	182,703
Omnicom Group Inc.
3.63%, 05/01/22	700	732,783
3.65%, 11/01/24 (Call 08/01/24)	45	46,431
WPP Finance 2010
3.75%, 09/19/24	200	205,536
4.75%, 11/21/21	200	219,766

		1,438,305
AEROSPACE & DEFENSE — 0.38%
Boeing Co. (The)
0.95%, 05/15/18	60	59,737
1.65%, 10/30/20 (Call 09/30/20)	30	29,897
2.25%, 06/15/26 (Call 03/15/26)	310	304,929
2.60%, 10/30/25 (Call 07/30/25)	40	40,673
2.85%, 10/30/24 (Call 07/30/24)	85	88,369
4.88%, 02/15/20	450	502,097
6.00%, 03/15/19	300	337,372
Embraer Netherlands Finance BV
5.05%, 06/15/25	500	490,000
General Dynamics Corp.
1.00%, 11/15/17	200	199,634
Harris Corp.
5.55%, 10/01/21	200	221,716
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	475	511,074
5.20%, 10/15/19	200	215,826
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	350	354,101
3.10%, 01/15/23 (Call 11/15/22)	245	253,893
3.35%, 09/15/21	300	316,956

Security	Principal (000s)	Value
3.55%, 01/15/26 (Call 10/15/25)	$250	$264,629
4.25%, 11/15/19	300	325,283
Northrop Grumman Corp.
1.75%, 06/01/18	400	401,514
3.25%, 08/01/23	300	313,980
3.50%, 03/15/21	25	26,479
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	725	739,375
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	150	161,261
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	65	65,772
United Technologies Corp.
1.80%, 06/01/17	500	502,590
3.10%, 06/01/22	625	652,878
5.38%, 12/15/17	497	528,723

		7,908,758
AGRICULTURE — 0.35%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	154,214
2.85%, 08/09/22	54	55,573
4.00%, 01/31/24	525	575,207
4.75%, 05/05/21	1,075	1,207,615
9.70%, 11/10/18	10	11,938
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250	277,808
5.45%, 03/15/18	10	10,723
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	250	253,127
3.50%, 11/24/20 (Call 10/24/20)	220	226,688
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	250	260,676
Philip Morris International Inc.
1.13%, 08/21/17	250	249,993
2.13%, 05/10/23 (Call 03/10/23)	85	83,525

407

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.50%, 08/22/22	$150	$151,022
2.63%, 03/06/23	250	253,731
3.25%, 11/10/24	250	262,157
3.38%, 08/11/25 (Call 05/11/25)	375	397,000
3.60%, 11/15/23	200	215,804
4.50%, 03/26/20	250	275,763
5.65%, 05/16/18	977	1,059,364
Reynolds American Inc.
2.30%, 08/21/17	250	252,328
2.30%, 06/12/18	200	202,838
4.45%, 06/12/25 (Call 03/12/25)	80	87,768
4.85%, 09/15/23	500	558,939
8.13%, 06/23/19	250	295,023

		7,378,824
AIRLINES — 0.07%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	210	224,217
American Airlines 2015-1 Pass Through Trust Class B
3.70%, 11/01/24	182	178,110
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	110	116,172
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	27	28,091
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	366	386,701
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	350	356,327
2.75%, 11/06/19 (Call 10/06/19)	90	92,096

		1,381,714
APPAREL — 0.02%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	225	230,445

Security	Principal (000s)	Value
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	$200	$213,520

		443,965
AUTO MANUFACTURERS — 0.77%
American Honda Finance Corp.
1.20%, 07/14/17	350	349,894
1.60%, 07/13/18	260	261,475
1.70%, 02/22/19	90	90,582
2.15%, 03/13/20	175	177,477
2.25%, 08/15/19	250	255,474
2.45%, 09/24/20	250	256,070
Ford Motor Credit Co. LLC
2.46%, 03/27/20	400	398,223
2.55%, 10/05/18	500	505,389
2.60%, 11/04/19	500	505,240
3.16%, 08/04/20	1,000	1,022,625
3.20%, 01/15/21	250	254,937
3.22%, 01/09/22	500	505,826
4.13%, 08/04/25	750	787,946
4.25%, 09/20/22	200	213,171
8.13%, 01/15/20	750	889,148
General Motors Financial Co. Inc.
3.10%, 01/15/19	280	284,612
3.15%, 01/15/20 (Call 12/15/19)	735	742,583
3.70%, 11/24/20 (Call 10/24/20)	360	370,444
4.00%, 01/15/25 (Call 10/15/24)	1,050	1,047,349
4.20%, 03/01/21 (Call 02/01/21)	450	470,123
4.38%, 09/25/21	200	209,986
4.75%, 08/15/17	1,140	1,178,830
5.25%, 03/01/26 (Call 12/01/25)	255	273,017
PACCAR Financial Corp.
1.10%, 06/06/17	200	199,946
1.30%, 05/10/19	75	74,619
1.40%, 05/18/18	125	124,935
1.45%, 03/09/18	100	100,127
2.25%, 02/25/21	250	250,429
2.50%, 08/14/20	100	101,959

408

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Toyota Motor Credit Corp.
1.25%, 10/05/17	$200	$199,927
1.38%, 01/10/18	18	18,036
1.45%, 01/12/18	447	448,443
1.55%, 07/13/18	470	471,982
1.70%, 02/19/19	750	754,833
2.00%, 10/24/18	50	50,696
2.13%, 07/18/19	1,300	1,322,469
2.15%, 03/12/20	225	228,277
2.63%, 01/10/23	325	331,749
3.40%, 09/15/21	200	213,258

		15,942,106
AUTO PARTS & EQUIPMENT — 0.07%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	65	64,707
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	389	411,367
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	25	25,759
3.75%, 12/01/21 (Call 09/01/21)	200	208,118
4.25%, 03/01/21	511	542,289
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	250	266,874

		1,519,114
BANKS — 9.61%
Abbey National Treasury Services PLC/United Kingdom
1.65%, 09/29/17	400	400,117
2.00%, 08/24/18	195	195,732
2.38%, 03/16/20	375	375,856
2.50%, 03/14/19	250	253,524
3.05%, 08/23/18	26	26,719
4.00%, 03/13/24	175	188,643
American Express Centurion Bank
5.95%, 06/12/17	300	313,989
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	365	367,032

Security	Principal (000s)	Value
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	$500	$498,111
1.50%, 01/16/18	250	249,891
3.70%, 11/16/25	250	268,915
Bank of America Corp.
2.00%, 01/11/18	1,100	1,103,522
2.60%, 01/15/19	1,150	1,167,619
2.63%, 04/19/21	470	471,359
3.30%, 01/11/23	500	506,390
3.50%, 04/19/26	395	399,792
3.88%, 08/01/25	50	52,118
4.00%, 01/22/25	1,000	996,022
4.10%, 07/24/23	250	264,520
4.13%, 01/22/24	1,200	1,265,146
4.20%, 08/26/24	880	893,161
4.45%, 03/03/26	590	607,178
5.49%, 03/15/19	200	215,573
5.63%, 07/01/20	1,050	1,170,922
5.65%, 05/01/18	260	277,768
5.70%, 01/24/22	1,625	1,854,803
5.75%, 12/01/17	50	52,866
6.40%, 08/28/17	1,850	1,954,507
6.50%, 07/15/18	100	109,133
6.88%, 04/25/18	1,140	1,243,142
6.88%, 11/15/18	80	88,979
7.63%, 06/01/19	302	348,390
Series L
1.95%, 05/12/18	500	500,692
2.25%, 04/21/20	485	482,821
3.95%, 04/21/25	155	154,025
Bank of America N.A.
5.30%, 03/15/17	500	515,316
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	200	199,829
1.40%, 04/10/18	18	17,958
1.45%, 04/09/18 (Call 03/09/18)	525	524,260
2.38%, 01/25/19 (Call 12/25/18)	576	585,621
2.55%, 11/06/22 (Call 10/06/22)	50	50,406

409

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	$600	$599,538
1.35%, 03/06/18 (Call 02/06/18)	100	99,955
1.60%, 05/22/18 (Call 04/22/18)	100	100,322
2.10%, 08/01/18 (Call 07/02/18)	192	194,448
2.10%, 01/15/19 (Call 12/15/18)	462	467,759
2.20%, 05/15/19 (Call 04/15/19)	1,000	1,014,610
2.30%, 09/11/19 (Call 08/11/19)	400	406,717
2.45%, 11/27/20 (Call 10/27/20)	190	193,499
2.50%, 04/15/21 (Call 03/15/21)	250	254,510
3.00%, 02/24/25 (Call 01/24/25)	85	87,388
3.40%, 05/15/24 (Call 04/15/24)	190	201,670
3.65%, 02/04/24 (Call 01/05/24)	200	215,322
Bank of Nova Scotia (The)
1.30%, 07/21/17	250	249,782
1.45%, 04/25/18	22	21,960
1.70%, 06/11/18 (Call 05/11/18)	550	551,397
1.95%, 01/15/19	200	201,137
2.05%, 10/30/18	500	504,391
2.35%, 10/21/20	250	252,277
2.45%, 03/22/21	250	252,933
2.80%, 07/21/21	200	205,982
4.38%, 01/13/21	150	164,167
4.50%, 12/16/25	250	256,347
Barclays Bank PLC
6.75%, 05/22/19	100	112,796
Barclays PLC
2.00%, 03/16/18	200	199,553
2.75%, 11/08/19	400	400,297

Security	Principal (000s)	Value
2.88%, 06/08/20	$1,150	$1,146,261
3.65%, 03/16/25	360	349,825
4.38%, 01/12/26	595	607,658
5.20%, 05/12/26	250	256,745
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	10	10,019
1.60%, 08/15/17 (Call 07/14/17)	300	300,840
2.05%, 06/19/18 (Call 05/15/18)	10	10,110
2.05%, 05/10/21 (Call 04/09/21)	250	249,516
2.45%, 01/15/20 (Call 12/15/19)	850	863,840
3.95%, 03/22/22 (Call 02/22/22)	100	105,981
6.85%, 04/30/19	162	185,483
BNP Paribas SA
2.38%, 09/14/17	400	404,043
2.40%, 12/12/18	34	34,522
2.45%, 03/17/19	700	710,862
2.70%, 08/20/18	316	322,662
3.25%, 03/03/23	100	103,283
4.25%, 10/15/24	400	410,350
5.00%, 01/15/21	650	724,671
BPCE SA
2.25%, 01/27/20	250	251,650
2.50%, 12/10/18	250	253,823
2.50%, 07/15/19	250	254,318
2.65%, 02/03/21	250	254,282
4.00%, 04/15/24	250	269,326
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	500	515,462
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	410	409,829
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	250	251,172
3.20%, 02/05/25 (Call 01/05/25)	405	399,411

410

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.75%, 04/24/24 (Call 03/24/24)	$200	$205,674
4.20%, 10/29/25 (Call 09/29/25)	70	71,165
6.75%, 09/15/17	100	106,041
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	400	396,623
1.65%, 02/05/18 (Call 01/05/18)	1,500	1,491,930
2.40%, 09/05/19 (Call 08/05/19)	250	250,936
2.95%, 07/23/21 (Call 06/23/21)	650	657,286
Citigroup Inc.
1.55%, 08/14/17	250	249,622
1.75%, 05/01/18	500	499,369
1.85%, 11/24/17	250	250,775
2.05%, 12/07/18	250	250,751
2.15%, 07/30/18	750	754,631
2.40%, 02/18/20	200	201,051
2.50%, 07/29/19	350	354,503
2.55%, 04/08/19	1,900	1,928,975
2.65%, 10/26/20	500	503,491
2.70%, 03/30/21	500	503,576
3.30%, 04/27/25	100	100,348
3.50%, 05/15/23	425	425,400
3.70%, 01/12/26	250	257,873
3.88%, 10/25/23	675	710,049
3.88%, 03/26/25	500	494,110
4.40%, 06/10/25	250	255,902
4.50%, 01/14/22	508	552,016
4.60%, 03/09/26	175	181,342
5.50%, 09/13/25	640	705,730
6.13%, 11/21/17	900	955,660
6.13%, 05/15/18	535	578,217
Citizens Bank NA/Providence RI
2.50%, 03/14/19 (Call 02/14/19)	500	504,214
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	50	51,573
Comerica Bank
2.50%, 06/02/20	250	248,949

Security	Principal (000s)	Value
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	$85	$84,509
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	250	251,512
2.30%, 09/06/19	250	253,568
2.30%, 03/12/20	500	506,135
2.40%, 11/02/20	615	623,230
2.50%, 09/20/18	500	509,820
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	248,602
3.88%, 04/10/25 (Call 03/10/25)	250	234,589
Cooperatieve Rabobank UA
3.95%, 11/09/22	1,500	1,541,961
4.50%, 01/11/21	375	410,868
Cooperatieve Rabobank UA/NY
2.25%, 01/14/19	1,000	1,013,331
2.50%, 01/19/21	500	505,436
Credit Suisse AG/New York NY
1.70%, 04/27/18	250	249,873
1.75%, 01/29/18	500	500,591
2.30%, 05/28/19	250	251,972
3.00%, 10/29/21	1,500	1,521,638
3.63%, 09/09/24	1,050	1,084,916
5.40%, 01/14/20	400	429,676
6.00%, 02/15/18	518	547,823
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[a]	345	347,284
3.75%, 03/26/25	390	378,996
3.80%, 09/15/22	250	251,642
4.55%, 04/17/26[a]	500	513,828
Deutsche Bank AG
2.85%, 05/10/19	500	499,619
2.95%, 08/20/20	250	247,922
3.13%, 01/13/21	100	98,995
3.38%, 05/12/21	250	248,461
4.10%, 01/13/26	250	247,358
Deutsche Bank AG/London
1.88%, 02/13/18	450	445,881
2.50%, 02/13/19	250	248,721

411

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.70%, 05/30/24	$415	$408,379
6.00%, 09/01/17	448	469,274
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	250	251,849
3.10%, 06/04/20 (Call 05/04/20)	250	253,598
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	200	200,890
2.88%, 07/27/20 (Call 06/27/20)	400	407,931
4.30%, 01/16/24 (Call 12/16/23)	200	211,413
4.50%, 06/01/18	12	12,603
Fifth Third Bank/Cincinnati OH
2.30%, 03/15/19 (Call 02/15/19)	200	202,221
2.38%, 04/25/19 (Call 03/25/19)	500	506,388
3.85%, 03/15/26 (Call 02/15/26)	500	513,684
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	34	34,360
2.55%, 10/23/19	150	152,017
2.60%, 04/23/20 (Call 03/23/20)	85	85,828
2.63%, 04/25/21 (Call 03/25/21)	130	130,373
2.75%, 09/15/20 (Call 08/15/20)	1,325	1,342,834
2.88%, 02/25/21 (Call 01/25/21)	450	456,542
2.90%, 07/19/18	170	173,797
3.50%, 01/23/25 (Call 10/23/24)	455	458,813
3.63%, 01/22/23	75	77,644
3.75%, 05/22/25 (Call 02/22/25)	125	128,621
3.85%, 07/08/24 (Call 04/08/24)	406	420,358
4.00%, 03/03/24	1,750	1,841,177
4.25%, 10/21/25	50	50,716

Security	Principal (000s)	Value
5.25%, 07/27/21	$700	$783,869
5.38%, 03/15/20	600	662,393
5.75%, 01/24/22	1,600	1,834,880
5.95%, 01/18/18	1,350	1,439,660
6.00%, 06/15/20	100	113,319
6.15%, 04/01/18	1,215	1,309,010
7.50%, 02/15/19	750	854,308
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	350	376,434
HSBC Holdings PLC
2.95%, 05/25/21	250	251,370
3.90%, 05/25/26	1,000	1,013,685
4.00%, 03/30/22	400	418,808
4.25%, 03/14/24	1,000	1,007,572
4.30%, 03/08/26	755	788,388
5.10%, 04/05/21	500	549,095
HSBC USA Inc.
1.63%, 01/16/18	300	299,271
2.35%, 03/05/20	300	298,802
2.38%, 11/13/19	825	827,665
2.63%, 09/24/18	800	810,748
3.50%, 06/23/24	300	304,542
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	251,685
2.40%, 04/01/20 (Call 03/01/20)	500	502,477
2.88%, 08/20/20 (Call 07/20/20)	250	255,030
Intesa Sanpaolo SpA
3.88%, 01/15/19	750	773,938
Itau CorpBanca
3.88%, 09/22/19[a]	200	207,520
JPMorgan Chase & Co.
1.63%, 05/15/18	110	109,890
1.80%, 01/25/18	600	601,971
1.85%, 03/22/19 (Call 02/22/19)	250	250,284
2.00%, 08/15/17	300	302,224
2.20%, 10/22/19	700	705,092
2.35%, 01/28/19	250	253,701
2.55%, 10/29/20 (Call 09/29/20)	3,000	3,033,038

412

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.55%, 03/01/21 (Call 02/01/21)	$250	$251,740
2.70%, 05/18/23 (Call 03/18/23)	250	248,777
3.13%, 01/23/25 (Call 10/23/24)	500	501,488
3.20%, 01/25/23	550	563,774
3.25%, 09/23/22	540	552,969
3.30%, 04/01/26 (Call 01/01/26)	250	253,400
3.38%, 05/01/23	450	450,558
3.63%, 05/13/24	450	468,641
3.88%, 02/01/24	1,650	1,749,980
3.90%, 07/15/25 (Call 04/15/25)	700	741,784
4.25%, 10/15/20	500	537,491
4.35%, 08/15/21	500	542,802
4.50%, 01/24/22	474	518,363
4.63%, 05/10/21	100	109,667
4.95%, 03/25/20	300	329,096
6.00%, 01/15/18	450	480,844
6.13%, 06/27/17	200	209,630
6.30%, 04/23/19	332	371,976
Series H
1.70%, 03/01/18 (Call 02/01/18)	626	627,156
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,056,054
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	249,888
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	200	201,538
2.90%, 09/15/20	325	331,162
5.10%, 03/24/21	800	887,574
KfW
0.88%, 09/05/17	3,375	3,373,814
0.88%, 04/19/18	200	199,487
1.13%, 08/06/18	865	865,750
1.13%, 11/16/18	800	800,204
1.50%, 02/06/19	1,500	1,513,211
1.50%, 04/20/20	4,150	4,166,484
1.63%, 03/15/21	1,000	1,003,913

Security	Principal (000s)	Value
1.88%, 04/01/19	$650	$662,809
1.88%, 06/30/20	250	254,444
2.00%, 05/02/25	1,500	1,504,537
2.13%, 01/17/23	300	306,766
2.50%, 11/20/24	1,200	1,251,952
2.63%, 01/25/22	925	971,896
2.75%, 10/01/20	1,300	1,368,414
4.88%, 01/17/17	492	504,242
Series G
4.38%, 03/15/18	1,247	1,320,776
Korea Development Bank (The)
2.25%, 05/18/20	400	402,249
3.00%, 01/13/26	200	206,860
3.50%, 08/22/17	1,000	1,023,715
4.63%, 11/16/21	200	223,818
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	625	624,907
1.38%, 10/23/19	200	200,532
1.88%, 09/17/18	600	610,692
2.00%, 01/13/25	1,300	1,304,835
2.38%, 06/10/25	250	257,853
Lloyds Bank PLC
2.05%, 01/22/19	250	249,953
2.35%, 09/05/19	400	402,413
2.40%, 03/17/20	250	251,704
2.70%, 08/17/20	500	509,765
3.50%, 05/14/25	750	781,973
6.38%, 01/21/21	150	175,941
Lloyds Banking Group PLC
4.65%, 03/24/26	400	402,029
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	1,000	997,788
2.30%, 01/30/19 (Call 12/30/18)	250	253,283
2.90%, 02/06/25 (Call 01/06/25)	250	249,346
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	250	255,666
3.85%, 03/01/26	900	955,264
Morgan Stanley
2.13%, 04/25/18	450	452,909
2.38%, 07/23/19	500	504,203

413

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.45%, 02/01/19	$215	$217,794
2.50%, 01/24/19	450	456,502
2.65%, 01/27/20	530	536,622
3.70%, 10/23/24	1,615	1,657,875
3.88%, 01/27/26	265	276,066
4.00%, 07/23/25	605	635,030
4.10%, 05/22/23	200	205,689
4.88%, 11/01/22	800	866,470
5.45%, 01/09/17	600	615,540
5.50%, 01/26/20	400	442,495
5.50%, 07/24/20	200	222,979
5.50%, 07/28/21	350	395,777
5.63%, 09/23/19	200	220,896
5.75%, 01/25/21	950	1,076,616
5.95%, 12/28/17	400	425,677
6.63%, 04/01/18	2,603	2,823,631
7.30%, 05/13/19	800	914,749
Series F
3.88%, 04/29/24	850	887,717
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	750	763,547
National Australia Bank Ltd./New York
2.30%, 07/25/18	250	253,697
2.63%, 07/23/20	500	510,734
2.63%, 01/14/21	250	255,067
National Bank of Canada
2.10%, 12/14/18	250	251,065
National City Corp.
6.88%, 05/15/19	776	877,418
Northern Trust Corp.
3.38%, 08/23/21	100	105,967
3.45%, 11/04/20	50	53,096
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	200	200,106
1.38%, 02/10/20	100	99,823
1.88%, 01/20/21	250	252,836
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[b]	1,500	1,503,234
2.20%, 01/28/19 (Call 12/29/18)[b]	500	507,584

Security	Principal (000s)	Value
2.30%, 06/01/20 (Call 05/02/20)[b]	$500	$505,607
2.70%, 11/01/22 (Call 10/01/22)[b]	250	249,101
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[b]	500	528,164
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[b]	400	418,761
4.38%, 08/11/20[b]	350	380,900
RBC USA Holdco Corp.
5.25%, 09/15/20	400	445,125
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	500	499,361
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	10	9,961
3.20%, 02/08/21 (Call 01/08/21)	250	252,332
Royal Bank of Canada
1.25%, 06/16/17	100	99,920
1.50%, 01/16/18	600	601,179
1.63%, 04/15/19	250	249,775
2.00%, 12/10/18	750	757,449
2.15%, 03/15/19	500	506,961
2.15%, 03/06/20	200	201,942
2.20%, 07/27/18	142	144,018
2.35%, 10/30/20	200	202,931
4.65%, 01/27/26	250	261,176
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	250	256,810
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	150	149,114
4.50%, 07/17/25 (Call 04/17/25)	250	256,732
Santander Issuances SAU
5.18%, 11/19/25	200	197,708
Santander UK Group Holdings PLC
2.88%, 10/16/20	105	104,501
3.13%, 01/08/21	295	297,058

414

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Societe Generale SA
2.75%, 10/12/17	$750	$760,798
State Street Corp.
1.35%, 05/15/18	10	9,999
1.95%, 05/19/21	310	309,688
3.55%, 08/18/25	280	300,132
3.70%, 11/20/23	475	515,826
4.38%, 03/07/21	400	441,801
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	500	498,579
2.45%, 01/16/20	2,900	2,934,071
2.45%, 10/20/20	500	503,496
2.50%, 07/19/18	500	507,529
3.65%, 07/23/25	500	528,499
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	75	76,722
3.78%, 03/09/26	75	79,135
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)	250	247,808
7.25%, 03/15/18	262	282,777
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	12	12,102
2.90%, 03/03/21 (Call 02/03/21)	250	253,152
SVB Financial Group
3.50%, 01/29/25	100	99,741
Svenska Handelsbanken AB
2.40%, 10/01/20	250	253,490
2.45%, 03/30/21	250	253,422
2.50%, 01/25/19	650	664,314
Toronto-Dominion Bank (The)
1.40%, 04/30/18	390	389,580
1.63%, 03/13/18	270	270,936
1.75%, 07/23/18	34	34,159
2.13%, 07/02/19	150	151,696
2.13%, 04/07/21	1,000	1,001,142
2.25%, 11/05/19	300	304,197
2.50%, 12/14/20	500	509,918
2.63%, 09/10/18	22	22,513

Security	Principal (000s)	Value
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	$16	$16,157
2.35%, 01/29/21 (Call 12/29/20)	250	254,139
2.95%, 07/15/22 (Call 06/15/22)	286	291,240
3.10%, 04/27/26 (Call 03/27/26)	1,000	1,003,833
3.70%, 01/30/24 (Call 12/29/23)	550	593,939
4.13%, 05/24/21 (Call 04/23/21)	100	109,276
Series F
3.60%, 09/11/24 (Call 08/11/24)	250	262,037
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	350	350,287
2.13%, 10/28/19 (Call 09/28/19)	450	456,494
UBS AG/Stamford CT
1.80%, 03/26/18	250	250,994
2.35%, 03/26/20	250	253,016
2.38%, 08/14/19	1,000	1,012,281
5.75%, 04/25/18	1,100	1,183,418
Wachovia Corp.
5.75%, 06/15/17	450	469,748
5.75%, 02/01/18	490	523,661
Wells Fargo & Co.
1.40%, 09/08/17	150	150,136
1.50%, 01/16/18	2,140	2,142,489
2.13%, 04/22/19	550	556,924
2.15%, 01/15/19	200	202,673
2.50%, 03/04/21	740	748,630
2.55%, 12/07/20	335	340,161
3.00%, 02/19/25	1,525	1,526,766
3.00%, 04/22/26	250	249,901
3.30%, 09/09/24	612	628,307
3.50%, 03/08/22	800	844,040
3.55%, 09/29/25	250	261,430
4.60%, 04/01/21	425	470,079
Series M
3.45%, 02/13/23	700	711,113
Series N
2.15%, 01/30/20	895	900,662

415

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Wells Fargo Bank N.A.
6.00%, 11/15/17	$500	$532,443
Westpac Banking Corp.
1.55%, 05/25/18	100	100,045
1.65%, 05/13/19	150	149,455
1.95%, 11/23/18	500	503,056
2.00%, 08/14/17	700	704,760
2.10%, 05/13/21	250	248,834
2.60%, 11/23/20	1,000	1,019,545
2.85%, 05/13/26	250	248,829
4.88%, 11/19/19	325	356,406

		199,591,646
BEVERAGES — 0.97%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	10	10,667
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	500	498,739
1.90%, 02/01/19	1,095	1,099,908
2.15%, 02/01/19	800	808,358
2.65%, 02/01/21 (Call 01/01/21)	935	951,959
3.30%, 02/01/23 (Call 12/01/22)	1,250	1,287,074
3.65%, 02/01/26 (Call 11/01/25)	2,250	2,342,071
3.70%, 02/01/24	500	532,460
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	50	50,082
2.50%, 07/15/22	450	447,934
5.38%, 01/15/20	1,050	1,172,374
7.75%, 01/15/19	625	719,344
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	200	199,877
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	247,192

Security	Principal (000s)	Value
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	$250	$259,795
Coca-Cola Co. (The)
1.15%, 04/01/18	18	18,030
1.38%, 05/30/19	500	501,437
1.65%, 03/14/18	10	10,105
1.65%, 11/01/18	234	237,189
1.88%, 10/27/20	500	505,157
2.45%, 11/01/20	600	619,290
2.55%, 06/01/26	250	251,222
2.88%, 10/27/25	380	391,407
3.20%, 11/01/23	225	239,294
3.30%, 09/01/21	500	534,518
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	500	506,466
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	150	152,489
5.75%, 10/23/17	500	530,447
Diageo Investment Corp.
2.88%, 05/11/22	250	257,783
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	125	128,870
3.40%, 11/15/25 (Call 08/15/25)	175	181,390
6.82%, 05/01/18	10	10,976
PepsiCo Inc.
1.25%, 08/13/17	375	375,993
1.50%, 02/22/19	140	140,346
2.15%, 10/14/20 (Call 09/14/20)	750	761,050
2.25%, 01/07/19 (Call 12/07/18)	600	612,913
2.75%, 03/05/22	300	309,513
2.75%, 04/30/25 (Call 01/30/25)	250	253,196
2.85%, 02/24/26 (Call 11/24/25)	275	280,175
3.00%, 08/25/21	200	210,485
3.13%, 11/01/20	100	105,464

416

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.60%, 03/01/24 (Call 12/01/23)	$400	$431,782
5.00%, 06/01/18	278	298,660
7.90%, 11/01/18	500	576,604

		20,060,085
BIOTECHNOLOGY — 0.45%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	375	376,565
2.20%, 05/22/19 (Call 04/22/19)	1,250	1,268,386
3.63%, 05/22/24 (Call 02/22/24)	450	472,302
3.88%, 11/15/21 (Call 08/15/21)	400	429,502
4.50%, 03/15/20	400	434,605
5.70%, 02/01/19	212	233,854
6.15%, 06/01/18	100	109,280
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	108,958
Biogen Inc.
2.90%, 09/15/20	55	56,541
4.05%, 09/15/25 (Call 06/15/25)	345	368,291
6.88%, 03/01/18	700	762,467
Celgene Corp.
2.25%, 05/15/19	400	403,694
2.88%, 08/15/20	100	102,447
3.25%, 08/15/22	210	214,006
3.88%, 08/15/25 (Call 05/15/25)	900	940,940
3.95%, 10/15/20	245	260,026
4.00%, 08/15/23	250	265,509
Gilead Sciences Inc.
1.85%, 09/04/18	16	16,150
2.05%, 04/01/19	250	252,915
2.55%, 09/01/20	190	194,537
3.25%, 09/01/22 (Call 07/01/22)	765	796,692
3.50%, 02/01/25 (Call 11/01/24)	745	777,349
3.65%, 03/01/26 (Call 12/01/25)	100	105,384

Security	Principal (000s)	Value
3.70%, 04/01/24 (Call 01/01/24)	$374	$396,474
4.50%, 04/01/21 (Call 01/01/21)	100	110,383

		9,457,257
BUILDING MATERIALS — 0.05%
CRH America Inc.
8.13%, 07/15/18	110	123,249
Fortune Brands Home & Security Inc.
3.00%, 06/15/20 (Call 05/15/20)	100	101,189
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	150	154,082
4.20%, 12/01/24 (Call 09/01/24)	100	102,568
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	250	264,375
7.50%, 06/15/21	250	300,313

		1,045,776
CHEMICALS — 0.59%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	149,047
3.50%, 06/01/23 (Call 03/01/23)	75	75,431
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	99,963
3.35%, 07/31/24 (Call 04/30/24)	250	261,792
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	75	75,165
3.65%, 07/15/24 (Call 04/15/24)	175	178,188
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	100	100,237
CF Industries Inc.
6.88%, 05/01/18	10	10,818
7.13%, 05/01/20	350	400,024

417

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	$100	$95,964
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	805	819,126
4.13%, 11/15/21 (Call 08/15/21)	300	324,862
4.25%, 11/15/20 (Call 08/15/20)	300	324,438
5.70%, 05/15/18	200	214,812
8.55%, 05/15/19	400	473,214
Eastman Chemical Co.
2.40%, 06/01/17	200	201,329
2.70%, 01/15/20 (Call 12/15/19)	70	71,158
3.60%, 08/15/22 (Call 05/15/22)	400	413,633
5.50%, 11/15/19	150	164,666
Ecolab Inc.
1.45%, 12/08/17	10	9,996
3.25%, 01/14/23 (Call 11/14/22)	450	461,941
EI du Pont de Nemours & Co.
2.80%, 02/15/23	250	250,687
3.63%, 01/15/21	400	422,904
4.25%, 04/01/21	275	299,242
4.63%, 01/15/20	200	217,804
5.75%, 03/15/19	75	82,962
6.00%, 07/15/18	100	109,303
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	340	351,326
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	800	857,266
5.75%, 04/15/24 (Call 01/15/24)	250	289,804
6.00%, 11/15/21 (Call 08/17/21)	200	230,196
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	200	170,560

Security	Principal (000s)	Value
Monsanto Co.
1.15%, 06/30/17	$438	$436,469
2.13%, 07/15/19	465	467,070
3.38%, 07/15/24 (Call 04/15/24)	85	85,530
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	350	362,891
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	200	196,417
3.25%, 12/01/17	10	10,240
3.63%, 03/15/24 (Call 12/15/23)	225	231,596
6.50%, 05/15/19	75	84,231
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	200	200,151
3.60%, 11/15/20	200	207,411
Praxair Inc.
1.05%, 11/07/17	50	49,804
2.20%, 08/15/22 (Call 05/15/22)	100	99,646
2.65%, 02/05/25 (Call 11/05/24)	45	45,392
2.70%, 02/21/23 (Call 11/21/22)	75	76,411
3.00%, 09/01/21	100	104,646
3.20%, 01/30/26 (Call 10/30/25)	500	527,714
4.05%, 03/15/21	100	109,500
4.50%, 08/15/19	256	279,296
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	244,871
Sherwin-Williams Co. (The)
1.35%, 12/15/17	10	9,988
Syngenta Finance NV
3.13%, 03/28/22	125	128,106
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	157,958

		12,323,196

418

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.15%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	$240	$246,702
3.38%, 09/15/25 (Call 06/15/25)	165	175,454
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	250	252,068
Catholic Health Initiatives
2.95%, 11/01/22	500	506,979
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	206,769
MasterCard Inc.
2.00%, 04/01/19	50	50,862
3.38%, 04/01/24	250	266,672
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	350	390,220
5.50%, 09/01/20	100	111,332
Princeton University Series A
4.95%, 03/01/19	50	54,804
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	85	87,944
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	44	43,894
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	90	94,915
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	250	254,940
5.80%, 05/01/21	100	112,368
Western Union Co. (The)
3.65%, 08/22/18	205	210,618
5.25%, 04/01/20	66	70,800

		3,137,341
COMPUTERS — 0.92%
Apple Inc.
1.00%, 05/03/18	1,438	1,435,624
1.55%, 02/07/20	300	300,091

Security	Principal (000s)	Value
1.70%, 02/22/19	$70	$70,621
2.10%, 05/06/19	600	612,243
2.25%, 02/23/21 (Call 01/23/21)	595	602,851
2.40%, 05/03/23	650	649,398
2.50%, 02/09/25	50	49,442
2.70%, 05/13/22	1,000	1,025,974
2.85%, 05/06/21	500	521,022
2.85%, 02/23/23 (Call 12/23/22)	500	515,188
3.20%, 05/13/25	690	718,128
3.25%, 02/23/26 (Call 11/23/25)	535	556,980
3.45%, 05/06/24	302	320,631
Computer Sciences Corp.
4.45%, 09/15/22	150	158,745
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[a]	500	511,362
6.02%, 06/15/26 (Call 03/15/26)[a]	740	749,050
EMC Corp./MA
1.88%, 06/01/18	450	436,500
2.65%, 06/01/20	350	327,250
3.38%, 06/01/23 (Call 03/01/23)	200	170,500
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[a]	1,750	1,763,230
3.60%, 10/15/20 (Call 09/15/20)[a]	300	308,516
4.40%, 10/15/22 (Call 08/15/22)[a]	250	263,004
4.90%, 10/15/25 (Call 07/15/25)[a]	350	358,156
HP Inc.
4.05%, 09/15/22	189	196,316
4.30%, 06/01/21	200	209,325
4.38%, 09/15/21	200	209,246
4.65%, 12/09/21	550	582,603
International Business Machines Corp.
1.63%, 05/15/20	500	500,260
1.88%, 08/01/22	100	98,127

419

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.88%, 11/09/22	$700	$726,028
2.90%, 11/01/21	550	575,249
3.38%, 08/01/23	500	531,421
3.45%, 02/19/26	500	528,144
3.63%, 02/12/24	400	431,191
5.70%, 09/14/17	850	900,040
Lexmark International Inc.
5.13%, 03/15/20	100	102,459
NetApp Inc.
2.00%, 12/15/17	100	99,884
3.25%, 12/15/22 (Call 09/15/22)	300	298,052
3.38%, 06/15/21 (Call 04/15/21)	45	44,821
Seagate HDD Cayman
3.75%, 11/15/18	285	282,150
4.75%, 06/01/23	200	166,000
4.75%, 01/01/25	160	122,400

		19,028,222
COSMETICS & PERSONAL CARE — 0.11%
Colgate-Palmolive Co.
2.30%, 05/03/22	400	409,794
2.45%, 11/15/21	200	206,080
2.95%, 11/01/20	150	158,856
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	90	89,571
Procter & Gamble Co. (The)
1.60%, 11/15/18	264	267,530
1.90%, 11/01/19	110	112,024
2.30%, 02/06/22	550	559,961
2.70%, 02/02/26	110	113,654
4.70%, 02/15/19	250	272,682

		2,190,152
DISTRIBUTION & WHOLESALE — 0.04%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	100	100,197
4.50%, 03/01/23 (Call 12/01/22)	150	157,455
5.13%, 03/01/21	75	80,418

Security	Principal (000s)	Value
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	$100	$100,676
5.25%, 09/01/17	350	360,546

		799,292
DIVERSIFIED FINANCIAL SERVICES — 1.19%
Affiliated Managers Group Inc.
3.50%, 08/01/25	200	193,360
4.25%, 02/15/24	100	102,075
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	195	195,606
3.38%, 01/15/19 (Call 12/15/18)	135	137,464
3.38%, 06/01/21 (Call 05/01/21)	110	111,056
4.25%, 09/15/24 (Call 06/15/24)	250	250,259
4.75%, 03/01/20	150	159,176
Alterra Finance LLC
6.25%, 09/30/20	100	113,052
American Express Co.
1.55%, 05/22/18	100	99,754
2.65%, 12/02/22	657	656,559
6.15%, 08/28/17	250	264,314
7.00%, 03/19/18	584	637,233
American Express Credit Corp.
1.13%, 06/05/17	150	149,697
1.88%, 11/05/18 (Call 10/05/18)	155	156,059
2.13%, 07/27/18	26	26,295
2.13%, 03/18/19	400	404,873
2.25%, 08/15/19	250	253,666
2.25%, 05/05/21 (Call 04/04/21)	1,000	1,001,311
2.38%, 05/26/20 (Call 04/25/20)	210	212,695
Ameriprise Financial Inc.
4.00%, 10/15/23	235	250,682
5.30%, 03/15/20	210	233,039
Bear Stearns Companies LLC (The)
4.65%, 07/02/18	14	14,776
7.25%, 02/01/18	548	597,305

420

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	$250	$250,714
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	500	500,668
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	80	81,300
3.23%, 09/01/22	262	273,519
4.45%, 07/22/20	275	301,517
CME Group Inc./IL
3.00%, 09/15/22	175	182,326
3.00%, 03/15/25 (Call 12/15/24)	250	254,069
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	375	372,095
3.85%, 11/21/22	325	326,640
3.95%, 11/06/24 (Call 08/06/24)	200	201,612
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	499,414
2.38%, 01/16/18	200	201,360
4.25%, 02/03/17	1,000	1,019,449
Franklin Resources Inc.
2.80%, 09/15/22	250	254,901
2.85%, 03/30/25	125	124,663
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[a]	1,166	1,187,347
3.37%, 11/15/25[a]	400	423,892
General Electric Co.
5.63%, 09/15/17	850	899,899
5.63%, 05/01/18	692	750,571
HSBC Finance Corp.
6.68%, 01/15/21	786	891,240
Intercontinental Exchange Inc.
2.50%, 10/15/18	150	153,034
2.75%, 12/01/20 (Call 11/01/20)	225	230,745
3.75%, 12/01/25 (Call 09/01/25)	100	103,691
4.00%, 10/15/23	100	106,673

Security	Principal (000s)	Value
International Lease Finance Corp.
7.13%, 09/01/18[a]	$500	$546,250
Invesco Finance PLC
3.13%, 11/30/22	150	152,777
4.00%, 01/30/24	250	265,157
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	250	263,687
Jefferies Group LLC
5.13%, 04/13/18	30	31,216
5.13%, 01/20/23	200	206,114
6.88%, 04/15/21	175	195,738
8.50%, 07/15/19	300	340,868
Lazard Group LLC
3.75%, 02/13/25	200	191,595
4.25%, 11/14/20	580	608,488
Legg Mason Inc.
3.95%, 07/15/24	250	245,146
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	300	311,359
5.55%, 01/15/20	150	164,320
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	275	278,763
2.30%, 11/15/19 (Call 10/15/19)	200	205,064
2.30%, 11/01/20 (Call 10/01/20)	200	203,804
2.70%, 02/15/23 (Call 12/15/22)	250	255,122
3.05%, 02/15/22 (Call 11/15/21)	100	104,236
3.25%, 11/01/25 (Call 08/01/25)	125	131,752
3.40%, 11/15/23 (Call 08/15/23)	150	156,491
Nomura Holdings Inc.
6.70%, 03/04/20	275	316,052
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	129	129,703

421

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.70%, 02/03/20 (Call 01/03/20)	$145	$144,187
3.00%, 08/15/19 (Call 07/15/19)	250	253,151
4.25%, 08/15/24 (Call 05/15/24)	350	359,887
4.50%, 07/23/25 (Call 04/24/25)	375	390,789
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	250	255,759
Visa Inc.
1.20%, 12/14/17	100	100,263
2.20%, 12/14/20 (Call 11/14/20)	555	563,271
2.80%, 12/14/22 (Call 10/14/22)	1,075	1,110,569
3.15%, 12/14/25 (Call 09/14/25)	385	399,008

		24,692,231
ELECTRIC — 1.45%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	95	97,304
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	250	253,499
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	179,781
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	300	299,559
2.95%, 12/15/22 (Call 09/15/22)	175	178,726
Arizona Public Service Co.
8.75%, 03/01/19	250	293,252
Avangrid Inc.
4.63%, 10/01/20	100	105,845
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	350	353,027
2.40%, 02/01/20 (Call 01/01/20)	80	81,599

Security	Principal (000s)	Value
3.75%, 11/15/23 (Call 08/15/23)	$70	$75,238
5.75%, 04/01/18	335	360,980
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	250	267,963
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	100	99,363
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)[a]	250	251,207
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	70	73,332
6.25%, 02/01/20	200	229,738
6.55%, 07/17/17	150	158,302
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	100	104,149
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	175	183,606
5.85%, 04/01/18	162	174,610
6.65%, 04/01/19	175	197,938
7.13%, 12/01/18	14	15,841
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	50	51,163
3.13%, 08/31/24 (Call 05/31/24)	150	155,280
3.38%, 08/15/23 (Call 05/15/23)	225	237,742
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	203,309
3.63%, 12/01/24 (Call 09/01/24)	350	357,329
3.90%, 10/01/25 (Call 07/01/25)	100	103,538
4.45%, 03/15/21	250	271,733

422

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.20%, 08/15/19	$250	$274,084
6.40%, 06/15/18	41	44,391
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	270	287,340
3.65%, 03/15/24 (Call 12/15/23)	350	379,391
3.90%, 06/01/21 (Call 03/01/21)	300	325,553
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	55	55,674
3.30%, 06/15/22 (Call 04/15/22)[a]	225	232,273
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	250	253,363
Duke Energy Corp.
1.63%, 08/15/17	250	250,588
2.10%, 06/15/18 (Call 05/15/18)	700	705,675
3.05%, 08/15/22 (Call 05/15/22)	100	102,128
3.55%, 09/15/21 (Call 06/15/21)	150	158,277
3.75%, 04/15/24 (Call 01/15/24)	30	31,787
5.05%, 09/15/19	262	284,021
Duke Energy Florida LLC
4.55%, 04/01/20	45	48,933
Duke Energy Indiana LLC
3.75%, 07/15/20	225	240,859
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	103,140
3.00%, 09/15/21 (Call 06/15/21)	150	157,736
3.25%, 08/15/25 (Call 05/15/25)	40	42,116
Edison International
2.95%, 03/15/23 (Call 01/15/23)	250	253,310
3.75%, 09/15/17	75	77,187

Security	Principal (000s)	Value
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	$100	$102,627
3.70%, 06/01/24 (Call 03/01/24)	175	188,393
3.75%, 02/15/21 (Call 11/15/20)	200	215,014
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	200	212,164
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	20	23,657
Entergy Texas Inc.
7.13%, 02/01/19	50	56,374
Eversource Energy
3.35%, 03/15/26 (Call 12/15/25)	250	256,937
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	50	50,514
3.95%, 06/15/25 (Call 03/15/25)	190	199,886
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	650	656,294
4.25%, 06/15/22 (Call 03/15/22)	300	315,539
6.20%, 10/01/17	100	105,841
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	150	158,762
Georgia Power Co.
1.95%, 12/01/18	100	100,911
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	54,273
5.29%, 06/15/22 (Call 03/15/22)[c]	75	83,816
Integrys Holding Inc.
4.17%, 11/01/20	50	54,011
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	250	262,324

423

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	$50	$52,648
3.30%, 10/01/25 (Call 07/01/25)	250	264,815
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	200	211,225
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	300	307,961
3.50%, 10/15/24 (Call 07/15/24)	100	107,048
3.70%, 09/15/23 (Call 06/15/23)	100	109,020
Nevada Power Co.
7.13%, 03/15/19	200	229,856
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	500	500,292
2.40%, 09/15/19 (Call 08/15/19)	50	50,732
4.50%, 06/01/21 (Call 03/01/21)	100	108,296
6.00%, 03/01/19	256	280,538
VRN, (3 mo. LIBOR US + 2.125%)
6.65%, 06/15/67 (Call 06/15/17)	100	76,000
NiSource Finance Corp.
5.45%, 09/15/20	200	223,317
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	225	225,102
2.20%, 08/15/20 (Call 07/15/20)	220	224,084
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	248,002
2.70%, 06/01/26 (Call 03/01/26)	250	250,155
3.25%, 11/15/25 (Call 08/15/25)	125	130,436

Security	Principal (000s)	Value
Oglethorpe Power Corp.
6.10%, 03/15/19	$175	$193,975
Ohio Power Co.
Series M
5.38%, 10/01/21	150	171,311
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	325	326,130
4.10%, 06/01/22 (Call 03/01/22)	25	27,213
7.00%, 09/01/22	125	156,521
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	104,566
3.40%, 08/15/24 (Call 05/15/24)	230	242,562
3.50%, 10/01/20 (Call 07/01/20)	25	26,583
3.50%, 06/15/25 (Call 03/15/25)	100	106,107
3.75%, 02/15/24 (Call 11/15/23)	200	214,732
4.25%, 05/15/21 (Call 02/15/21)	100	108,599
8.25%, 10/15/18	164	188,962
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	300	312,034
3.85%, 06/15/21 (Call 03/15/21)	100	108,738
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	250	261,840
5.35%, 03/01/18	10	10,693
Portland General Electric Co.
6.10%, 04/15/19	150	165,411
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	212,562
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	100	100,044
3.10%, 05/15/26 (Call 02/15/26)	250	248,209

424

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.95%, 03/15/24 (Call 12/15/23)	$75	$79,960
4.20%, 06/15/22 (Call 03/15/22)	100	108,207
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	156,340
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	225	230,435
4.40%, 01/15/21 (Call 10/15/20)	725	787,634
7.05%, 03/15/19	300	338,467
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	225	234,221
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	250	256,914
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	400	422,508
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	100	103,168
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	108,036
5.15%, 12/01/19	200	221,002
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	60,374
2.38%, 05/15/23 (Call 02/15/23)	175	175,440
3.15%, 08/15/24 (Call 05/15/24)	125	130,603
Series I
1.80%, 06/01/19 (Call 05/01/19)	275	277,057
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	175	176,507
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	250	247,542
3.00%, 08/15/21	200	210,737

Security	Principal (000s)	Value
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	$50	$50,884
4.75%, 05/15/21 (Call 02/15/21)	275	290,887
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)[a]	250	248,166
South Carolina Electric & Gas Co.
6.50%, 11/01/18	25	27,881
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	475	516,496
Southern Co. (The)
1.30%, 08/15/17	401	400,343
1.85%, 07/01/19	275	276,421
2.15%, 09/01/19 (Call 08/01/19)	400	401,255
2.75%, 06/15/20 (Call 05/15/20)	300	305,519
3.25%, 07/01/26 (Call 04/01/26)	420	425,497
Southern Power Co.
1.50%, 06/01/18	250	249,378
Southwestern Electric Power Co.
6.45%, 01/15/19	162	179,546
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	150	156,027
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	250	253,219
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	225	183,375
6.90%, 05/15/18	10	10,250
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	100	98,220
5.15%, 11/15/21 (Call 08/15/21)	75	83,793

425

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	$175	$186,395
6.70%, 02/01/19	87	98,226
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	50	50,953
2.95%, 01/15/22 (Call 10/15/21)	100	103,422
3.10%, 05/15/25 (Call 02/15/25)	250	260,020
3.45%, 02/15/24 (Call 11/15/23)	250	265,305
5.95%, 09/15/17	200	211,985
Series A
3.15%, 01/15/26 (Call 10/15/25)	55	56,931
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	200	210,052
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	206,442
3.10%, 06/01/25 (Call 03/01/25)	250	256,878
Wisconsin Public Service Corp.
1.65%, 12/04/18	95	95,590

		30,190,943
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	150	151,608
3.15%, 06/01/25 (Call 03/01/25)	200	206,906
4.88%, 10/15/19	145	159,888
5.25%, 10/15/18	255	277,031
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	99,960
Legrand France SA
8.50%, 02/15/25	100	133,369

		1,028,762

Security	Principal (000s)	Value
ELECTRONICS — 0.22%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	$250	$259,017
5.00%, 07/15/20	100	109,891
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	400	407,979
4.00%, 02/01/22 (Call 11/01/21)	50	52,454
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	200	198,749
Avnet Inc.
4.88%, 12/01/22	150	160,000
5.88%, 06/15/20	150	164,722
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	185	184,383
Flextronics International Ltd.
4.63%, 02/15/20	250	260,000
4.75%, 06/15/25 (Call 03/15/25)	225	225,844
5.00%, 02/15/23	100	102,750
Honeywell International Inc.
3.35%, 12/01/23	250	267,020
4.25%, 03/01/21	250	276,662
5.00%, 02/15/19	175	191,631
5.30%, 03/01/18	100	107,065
Jabil Circuit Inc.
4.70%, 09/15/22	200	200,000
5.63%, 12/15/20	200	210,134
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	100	99,413
Koninklijke Philips NV
3.75%, 03/15/22	425	449,192
5.75%, 03/11/18	26	27,808
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	300	329,312
Tech Data Corp.
3.75%, 09/21/17	40	40,597

426

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	$125	$126,041
3.65%, 12/15/25 (Call 09/15/25)	170	173,575

		4,624,239
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	250	255,677
Fluor Corp.
3.38%, 09/15/21	300	313,509

		569,186
ENVIRONMENTAL CONTROL — 0.08%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	225	228,630
3.55%, 06/01/22 (Call 03/01/22)	100	104,549
4.75%, 05/15/23 (Call 02/15/23)	100	111,820
5.00%, 03/01/20	400	439,161
5.25%, 11/15/21	145	164,493
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	50	51,341
3.50%, 05/15/24 (Call 02/15/24)	250	264,826
4.60%, 03/01/21 (Call 12/01/20)	125	138,126
6.10%, 03/15/18	160	173,096

		1,676,042
FOOD — 0.55%
Campbell Soup Co.
3.05%, 07/15/17	200	203,824
3.30%, 03/19/25 (Call 12/19/24)	275	283,182
ConAgra Foods Inc.
1.90%, 01/25/18	514	517,527
3.25%, 09/15/22	175	176,871
General Mills Inc.
2.20%, 10/21/19	250	253,709
3.65%, 02/15/24 (Call 11/15/23)	250	267,608

Security	Principal (000s)	Value
Hershey Co. (The)
4.13%, 12/01/20	$250	$275,458
Ingredion Inc.
4.63%, 11/01/20	50	54,173
JM Smucker Co. (The)
2.50%, 03/15/20	75	76,247
3.50%, 03/15/25	200	210,923
Kellogg Co.
3.25%, 05/21/18	200	206,274
3.25%, 04/01/26	65	65,738
4.00%, 12/15/20	300	324,399
Kraft Heinz Foods Co.
1.60%, 06/30/17[a]	500	500,922
2.25%, 06/05/17	625	630,145
2.80%, 07/02/20 (Call 06/02/20)[a]	450	460,790
3.00%, 06/01/26 (Call 03/01/26)[a]	115	113,875
3.50%, 06/06/22	455	475,562
3.95%, 07/15/25 (Call 04/15/25)[a]	500	532,968
6.13%, 08/23/18	22	24,105
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	240	244,568
2.95%, 11/01/21 (Call 10/01/21)	200	206,172
3.30%, 01/15/21 (Call 12/15/20)	250	262,244
3.85%, 08/01/23 (Call 05/01/23)	300	323,511
4.00%, 02/01/24 (Call 11/01/23)	125	135,729
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	250	261,467
3.50%, 09/01/23 (Call 06/01/23)	100	106,157
3.90%, 07/15/21 (Call 04/15/21)	200	216,965
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	50	54,222
5.38%, 02/10/20	364	408,032

427

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.13%, 02/01/18	$600	$646,248
6.13%, 08/23/18	275	302,265
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	65	66,099
2.60%, 06/12/22	500	496,685
3.30%, 07/15/26 (Call 04/15/26)	130	131,819
5.25%, 02/12/18	10	10,595
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	100	106,719
4.50%, 06/15/22 (Call 03/15/22)	420	460,277
Unilever Capital Corp.
0.85%, 08/02/17	1,000	997,945
4.25%, 02/10/21	250	276,603

		11,368,622
FOREST PRODUCTS & PAPER — 0.06%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	100	105,375
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	100	101,927
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	250	253,750
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	350	358,736
4.75%, 02/15/22 (Call 11/15/21)	50	54,580
7.95%, 06/15/18	262	291,722

		1,166,090
GAS — 0.14%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	240	249,433
Atmos Energy Corp.
8.50%, 03/15/19	200	235,519
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	245	249,953
3.60%, 12/15/24 (Call 09/15/24)	200	206,776

Security	Principal (000s)	Value
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	$250	$235,250
5.20%, 07/15/25 (Call 04/15/25)	250	250,625
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	25	26,291
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	250	250,190
3.55%, 06/15/24 (Call 03/15/24)	50	51,607
3.75%, 11/15/25 (Call 08/15/25)	250	261,032
4.05%, 12/01/23 (Call 09/01/23)	100	106,574
6.15%, 06/15/18	10	10,809
9.80%, 02/15/19	150	180,316
Southern California Gas Co.
2.60%, 06/15/26	250	249,515
3.15%, 09/15/24 (Call 06/15/24)	300	314,049

		2,877,939
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	125	120,717
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	51,294
3.40%, 12/01/21 (Call 09/01/21)	155	161,739

		333,750
HEALTH CARE — PRODUCTS — 0.50%
Abbott Laboratories
2.00%, 03/15/20	100	99,055
2.55%, 03/15/22	200	198,809
2.95%, 03/15/25 (Call 12/15/24)	360	357,660
Becton Dickinson and Co.
3.13%, 11/08/21	475	488,502

428

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.25%, 11/12/20	$300	$311,834
3.73%, 12/15/24 (Call 09/15/24)	358	379,473
3.88%, 05/15/24 (Call 02/15/24)	155	164,991
Boston Scientific Corp.
2.65%, 10/01/18	235	238,855
3.85%, 05/15/25	250	259,512
6.00%, 01/15/20	325	365,814
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	300	314,373
6.00%, 10/15/17	450	479,130
Edwards Lifesciences Corp.
2.88%, 10/15/18	10	10,207
Life Technologies Corp.
6.00%, 03/01/20	400	450,391
Medtronic Inc.
1.38%, 04/01/18	30	30,026
2.50%, 03/15/20	500	512,548
3.13%, 03/15/22 (Call 12/15/21)	300	314,216
3.15%, 03/15/22	250	261,987
3.50%, 03/15/25	900	959,280
3.63%, 03/15/24 (Call 12/15/23)	250	269,136
4.13%, 03/15/21 (Call 12/15/20)	400	435,593
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	50	50,973
3.25%, 04/15/23 (Call 01/15/23)	50	50,642
3.88%, 09/15/25 (Call 06/15/25)	45	47,063
Stryker Corp.
1.30%, 04/01/18	285	283,833
2.63%, 03/15/21 (Call 02/15/21)	330	336,066
3.38%, 05/15/24 (Call 02/15/24)	100	103,369
3.38%, 11/01/25 (Call 08/01/25)	80	82,490

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	$55	$55,174
3.15%, 01/15/23 (Call 10/15/22)	350	351,319
3.60%, 08/15/21 (Call 05/15/21)	450	469,489
4.15%, 02/01/24 (Call 11/01/23)	450	480,032
4.50%, 03/01/21	50	54,171
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	300	303,636
3.15%, 04/01/22 (Call 02/01/22)	250	252,984
3.38%, 11/30/21 (Call 08/30/21)	200	206,867
3.55%, 04/01/25 (Call 01/01/25)	375	380,428

		10,409,928
HEALTH CARE — SERVICES — 0.47%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	330	331,928
2.75%, 11/15/22 (Call 08/15/22)	400	397,390
3.95%, 09/01/20	100	106,594
4.13%, 06/01/21 (Call 03/01/21)	300	320,864
Anthem Inc.
1.88%, 01/15/18	50	50,118
2.25%, 08/15/19	200	201,065
3.30%, 01/15/23	375	379,799
3.50%, 08/15/24 (Call 05/15/24)	150	152,562
3.70%, 08/15/21 (Call 05/15/21)	475	501,155
4.35%, 08/15/20	100	107,914
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	106,233
4.38%, 12/15/20 (Call 09/15/20)	100	107,746

429

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.50%, 03/15/21 (Call 12/15/20)	$350	$378,901
5.13%, 06/15/20	50	55,090
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	200	225,407
Dignity Health
2.64%, 11/01/19	100	101,176
Humana Inc.
2.63%, 10/01/19	45	45,499
3.15%, 12/01/22 (Call 09/01/22)	243	245,605
3.85%, 10/01/24 (Call 07/01/24)	100	103,626
7.20%, 06/15/18	100	110,386
Laboratory Corp. of America Holdings
2.20%, 08/23/17	375	376,913
3.20%, 02/01/22	125	126,870
3.60%, 02/01/25 (Call 11/01/24)	200	203,869
3.75%, 08/23/22 (Call 05/23/22)	300	312,875
Quest Diagnostics Inc.
2.70%, 04/01/19	250	254,261
3.50%, 03/30/25 (Call 12/30/24)	185	186,579
4.70%, 04/01/21	150	162,715
UnitedHealth Group Inc.
1.40%, 10/15/17	250	250,586
1.40%, 12/15/17	518	518,967
1.45%, 07/17/17	205	205,624
1.63%, 03/15/19	200	200,423
1.70%, 02/15/19	250	251,273
1.90%, 07/16/18	330	333,600
2.70%, 07/15/20	110	113,605
2.88%, 12/15/21	385	397,669
2.88%, 03/15/22 (Call 12/15/21)	200	205,740
2.88%, 03/15/23	300	306,329
3.10%, 03/15/26	65	66,576
3.75%, 07/15/25	535	577,244
4.70%, 02/15/21 (Call 11/15/20)	200	221,829

Security	Principal (000s)	Value
6.00%, 06/15/17	$250	$262,279
6.00%, 02/15/18	122	131,472

		9,696,356
HOLDING COMPANIES — DIVERSIFIED — 0.08%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	250	255,506
FS Investment Corp.
4.00%, 07/15/19	150	150,533
4.75%, 05/15/22 (Call 04/15/22)	300	298,284
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	200	198,000
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	350	343,816
Prospect Capital Corp.
5.88%, 03/15/23	400	364,000

		1,610,139
HOME BUILDERS — 0.01%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	205,284

		205,284
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	102,957
Whirlpool Corp.
1.65%, 11/01/17	120	120,122
4.85%, 06/15/21	250	275,535

		498,614
HOUSEHOLD PRODUCTS & WARES — 0.09%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	50	50,342
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	250	250,191
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	104,586
3.80%, 11/15/21	300	320,383

430

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Kimberly-Clark Corp.
1.85%, 03/01/20	$70	$70,656
1.90%, 05/22/19	310	314,438
2.75%, 02/15/26	80	81,543
3.05%, 08/15/25	250	262,617
6.13%, 08/01/17	256	270,938
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	225	237,524

		1,963,218
HOUSEWARES — 0.09%
Newell Brands Inc.
2.15%, 10/15/18	125	124,347
2.60%, 03/29/19	250	254,398
2.88%, 12/01/19 (Call 11/01/19)	255	255,813
3.15%, 04/01/21 (Call 03/01/21)	530	543,149
3.90%, 11/01/25 (Call 08/01/25)	65	66,336
4.00%, 06/15/22 (Call 03/15/22)	125	127,849
4.20%, 04/01/26 (Call 01/01/26)	550	582,747

		1,954,639
INSURANCE — 0.94%
Aflac Inc.
3.25%, 03/17/25	250	256,069
3.63%, 11/15/24	200	212,586
4.00%, 02/15/22	200	217,393
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	250	250,289
Allstate Corp. (The)
7.45%, 05/16/19	200	232,241
VRN, (3 mo. LIBOR US + 1.935%)
6.13%, 05/15/67 (Call 05/15/17)	50	48,500
American International Group Inc.
3.38%, 08/15/20	250	257,350
3.90%, 04/01/26 (Call 01/01/26)	740	748,587

Security	Principal (000s)	Value
4.13%, 02/15/24	$64	$66,308
4.88%, 06/01/22	800	870,746
5.85%, 01/16/18	146	155,723
6.40%, 12/15/20	175	201,745
Aon Corp.
5.00%, 09/30/20	200	220,729
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	200	200,893
3.88%, 12/15/25 (Call 09/15/25)	250	256,300
Assurant Inc.
2.50%, 03/15/18	100	100,474
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	25,070
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	14	13,993
2.00%, 08/15/18	18	18,254
4.25%, 01/15/21	300	331,593
5.40%, 05/15/18	955	1,031,766
Berkshire Hathaway Inc.
1.55%, 02/09/18	214	215,509
2.10%, 08/14/19	300	306,107
2.75%, 03/15/23 (Call 01/15/23)	160	163,926
3.13%, 03/15/26 (Call 12/15/25)	750	775,081
Chubb Corp. (The)
5.75%, 05/15/18	120	129,798
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	70	71,128
2.70%, 03/13/23	450	451,811
2.88%, 11/03/22 (Call 09/03/22)	85	87,028
3.35%, 05/03/26 (Call 02/03/26)	45	46,951
5.90%, 06/15/19	250	279,965
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	200	202,199
4.50%, 03/01/26 (Call 12/01/25)	250	257,708

431

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.88%, 08/15/20	$75	$83,421
7.35%, 11/15/19	100	114,257
Fidelity National Financial Inc.
5.50%, 09/01/22	300	323,594
First American Financial Corp.
4.60%, 11/15/24	100	101,861
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	400	448,613
6.30%, 03/15/18	100	107,283
Lincoln National Corp.
3.35%, 03/09/25	75	72,857
4.85%, 06/24/21	100	109,065
8.75%, 07/01/19	400	472,724
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	250	258,458
Manulife Financial Corp.
4.15%, 03/04/26	325	341,375
Markel Corp.
5.35%, 06/01/21	200	221,073
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	290	291,412
3.30%, 03/14/23 (Call 01/14/23)	45	45,757
3.50%, 06/03/24 (Call 03/03/24)	250	253,327
MetLife Inc.
1.76%, 12/15/17	150	150,596
3.00%, 03/01/25	305	303,724
3.05%, 12/15/22	225	228,975
3.60%, 11/13/25 (Call 08/13/25)	55	56,811
4.75%, 02/08/21	375	415,032
Series A
6.82%, 08/15/18	220	244,631
Series D
4.37%, 09/15/23	330	361,183
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	325	340,512

Security	Principal (000s)	Value
Principal Financial Group Inc.
1.85%, 11/15/17	$500	$500,520
3.40%, 05/15/25 (Call 02/15/25)	100	99,735
Progressive Corp. (The)
3.75%, 08/23/21	100	106,536
Prudential Financial Inc.
2.35%, 08/15/19	300	302,989
3.50%, 05/15/24	950	969,569
4.50%, 11/16/21	350	383,422
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)	400	432,000
Series D
6.00%, 12/01/17	10	10,645
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	216,885
StanCorp Financial Group Inc.
5.00%, 08/15/22	200	214,158
Trinity Acquisition PLC
4.63%, 08/15/23	250	261,526
Unum Group
4.00%, 03/15/24	200	203,552
5.63%, 09/15/20	125	138,692
Voya Financial Inc.
2.90%, 02/15/18	410	414,585
5.50%, 07/15/22	150	167,537
Willis Towers Watson PLC
5.75%, 03/15/21	100	109,975
WR Berkley Corp.
4.63%, 03/15/22	300	321,270
XLIT Ltd.
4.45%, 03/31/25	150	148,219
5.75%, 10/01/21	400	452,353

		19,504,529
INTERNET — 0.36%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	402,127
3.13%, 11/28/21 (Call 09/28/21)	925	934,704
3.60%, 11/28/24 (Call 08/28/24)	200	200,371

432

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Alphabet Inc.
3.38%, 02/25/24	$425	$461,760
3.63%, 05/19/21	125	136,655
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	150	153,043
2.60%, 12/05/19 (Call 11/05/19)	500	518,194
3.30%, 12/05/21 (Call 10/05/21)	500	533,289
3.80%, 12/05/24 (Call 09/05/24)	175	192,652
Baidu Inc.
2.25%, 11/28/17	200	200,740
3.50%, 11/28/22	300	302,583
4.13%, 06/30/25	400	414,424
eBay Inc.
1.35%, 07/15/17	100	99,748
2.60%, 07/15/22 (Call 04/15/22)	500	483,125
3.25%, 10/15/20 (Call 07/15/20)	100	103,472
3.45%, 08/01/24 (Call 05/01/24)	350	349,138
3.80%, 03/09/22 (Call 02/09/22)	500	519,141
Expedia Inc.
5.95%, 08/15/20	400	439,448
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	250	251,756
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	50	50,388
3.95%, 06/15/22 (Call 03/15/22)	700	706,831

		7,453,589
IRON & STEEL — 0.07%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	261,776
4.13%, 09/15/22 (Call 06/15/22)	100	105,260
5.85%, 06/01/18	10	10,715

Security	Principal (000s)	Value
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	$350	$353,304
Vale Overseas Ltd.
4.38%, 01/11/22	400	358,000
4.63%, 09/15/20	400	374,500

		1,463,555
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20	300	319,040
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	150	156,607

		475,647
LODGING — 0.08%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	85	85,210
5.38%, 08/15/21 (Call 05/15/21)	100	112,028
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	100	100,712
3.00%, 03/01/19 (Call 12/01/18)	150	152,621
3.25%, 09/15/22 (Call 06/15/22)	100	100,758
3.38%, 10/15/20 (Call 07/15/20)	50	51,582
Series N
3.13%, 10/15/21 (Call 07/15/21)	175	177,603
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	175	174,895
3.75%, 03/15/25 (Call 12/15/24)	45	46,379
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	100	100,088
4.25%, 03/01/22 (Call 12/01/21)	150	155,812

433

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.10%, 10/01/25 (Call 07/01/25)	$200	$215,282
5.63%, 03/01/21	150	163,693

		1,636,663
MACHINERY — 0.44%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	150	150,131
1.50%, 02/23/18	500	502,751
1.63%, 06/01/17	250	251,359
2.00%, 03/05/20	350	353,662
2.10%, 06/09/19	300	305,058
2.25%, 12/01/19	575	586,550
2.50%, 11/13/20	250	256,572
3.30%, 06/09/24	100	104,415
7.05%, 10/01/18	16	17,986
7.15%, 02/15/19	200	228,828
Series G
2.45%, 09/06/18	500	511,913
Caterpillar Inc.
1.50%, 06/26/17	550	552,466
2.60%, 06/26/22 (Call 03/26/22)	225	228,151
3.90%, 05/27/21	125	136,277
7.90%, 12/15/18	22	25,419
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	250	254,288
4.38%, 10/16/19	300	327,273
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	250	258,201
John Deere Capital Corp.
1.30%, 03/12/18	230	230,294
1.35%, 01/16/18	295	295,913
1.60%, 07/13/18	85	85,536
1.70%, 01/15/20	175	174,624
2.05%, 03/10/20	450	453,897
2.38%, 07/14/20	140	142,726
2.55%, 01/08/21	500	512,890
2.80%, 03/04/21	375	387,833
2.80%, 03/06/23	950	964,786
3.15%, 10/15/21	200	209,768
3.35%, 06/12/24	80	84,000

Security	Principal (000s)	Value
Series 0014
2.45%, 09/11/20	$120	$122,542
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	126,608
Roper Technologies Inc.
2.05%, 10/01/18	14	14,071
3.13%, 11/15/22 (Call 08/15/22)	250	251,602

		9,108,390
MANUFACTURING — 0.46%
3M Co.
1.38%, 08/07/18	30	30,147
1.63%, 06/15/19	250	252,212
3.00%, 08/07/25	250	265,805
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	530	542,046
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	75	76,918
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	350	381,516
Eaton Corp.
1.50%, 11/02/17	500	500,509
2.75%, 11/02/22	350	352,435
General Electric Co.
2.70%, 10/09/22	950	977,373
3.10%, 01/09/23	650	682,322
3.15%, 09/07/22	68	71,511
3.45%, 05/15/24 (Call 02/13/24)	130	139,693
4.38%, 09/16/20	50	54,943
4.63%, 01/07/21	50	55,830
4.65%, 10/17/21	700	789,880
5.25%, 12/06/17	128	135,899
5.30%, 02/11/21	400	457,671
6.00%, 08/07/19	956	1,089,957
Illinois Tool Works Inc.
1.95%, 03/01/19	125	126,081
3.38%, 09/15/21 (Call 06/15/21)	325	343,736

434

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	$250	$269,950
6.88%, 08/15/18	264	292,974
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	70,673
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	200	210,998
Pentair Finance SA
2.65%, 12/01/19	250	243,806
4.65%, 09/15/25 (Call 06/15/25)	100	102,187
Textron Inc.
3.65%, 03/01/21	450	465,066
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	100	92,860
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	45	45,989
3.70%, 02/15/26 (Call 11/15/25)	115	119,329
6.55%, 10/01/17	200	212,791
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	100	104,966

		9,558,073
MEDIA — 0.93%
21st Century Fox America Inc.
3.00%, 09/15/22	650	666,452
3.70%, 10/15/25 (Call 07/15/25)	80	84,870
4.00%, 10/01/23	200	216,710
6.90%, 03/01/19	300	339,761
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	90	90,739
3.38%, 03/01/22 (Call 12/01/21)	440	455,967
3.50%, 01/15/25 (Call 10/15/24)	85	86,958

Security	Principal (000s)	Value
3.70%, 08/15/24 (Call 05/15/24)	$450	$469,406
4.63%, 05/15/18	100	105,449
5.75%, 04/15/20	100	112,862
Charter Communications Inc.
4.00%, 09/01/21 (Call 06/01/21)	400	415,240
4.13%, 02/15/21 (Call 11/15/20)	400	416,772
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[a]	685	705,840
4.46%, 07/23/22 (Call 05/23/22)[a]	500	527,414
4.91%, 07/23/25 (Call 04/23/25)[a]	780	833,501
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	500	702,063
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	660	679,172
3.13%, 07/15/22	625	659,357
3.15%, 03/01/26 (Call 12/01/25)	250	258,425
3.38%, 02/15/25 (Call 11/15/24)	440	464,895
5.70%, 05/15/18	10	10,862
5.88%, 02/15/18	18	19,423
6.30%, 11/15/17	100	107,296
Discovery Communications LLC
3.25%, 04/01/23	100	96,805
3.30%, 05/15/22	425	420,883
3.45%, 03/15/25 (Call 12/15/24)	200	190,985
4.38%, 06/15/21	250	264,029
Grupo Televisa SAB
6.63%, 03/18/25	100	120,747
Historic TW Inc.
6.88%, 06/15/18	10	11,006

435

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
NBCUniversal Media LLC
2.88%, 01/15/23	$1,000	$1,032,973
5.15%, 04/30/20	475	534,653
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	200	201,036
3.90%, 11/15/24 (Call 08/15/24)	300	308,836
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	400	415,936
6.50%, 07/15/18	310	339,331
Time Warner Cable Inc.
5.00%, 02/01/20	225	241,154
6.75%, 07/01/18	513	558,869
8.25%, 04/01/19	700	807,797
8.75%, 02/14/19	250	290,383
Time Warner Inc.
2.10%, 06/01/19	100	100,502
2.95%, 07/15/26 (Call 04/15/26)	145	142,374
3.40%, 06/15/22	250	258,703
3.55%, 06/01/24 (Call 03/01/24)	450	464,355
3.60%, 07/15/25 (Call 04/15/25)	100	103,739
4.00%, 01/15/22	350	372,828
4.05%, 12/15/23	300	322,484
4.70%, 01/15/21	50	54,956
4.88%, 03/15/20	425	464,966
Viacom Inc.
2.20%, 04/01/19	350	348,308
3.13%, 06/15/22 (Call 03/15/22)	475	463,607
3.88%, 12/15/21	100	103,298
3.88%, 04/01/24 (Call 01/01/24)	100	99,598
4.25%, 09/01/23 (Call 06/01/23)	200	204,441
Walt Disney Co. (The)
1.65%, 01/08/19	250	252,572
1.85%, 05/30/19	200	202,828
2.15%, 09/17/20	250	255,474
2.55%, 02/15/22	250	257,105

Security	Principal (000s)	Value
3.00%, 02/13/26	$250	$262,141
3.15%, 09/17/25	165	175,897
3.75%, 06/01/21	100	108,935

		19,283,968
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
1.25%, 01/15/18	364	364,250
3.25%, 06/15/25 (Call 03/15/25)	300	315,612

		679,862
MINING — 0.23%
Barrick North America Finance LLC
4.40%, 05/30/21	250	261,268
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	400	401,330
3.25%, 11/21/21	625	643,619
3.85%, 09/30/23	50	52,259
6.50%, 04/01/19	200	224,505
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	450	450,869
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	150	155,846
3.75%, 09/20/21	50	52,296
3.75%, 06/15/25 (Call 03/15/25)	250	248,397
4.13%, 05/20/21	250	265,728
6.50%, 07/15/18	484	527,677
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	630	633,347
2.88%, 08/21/22 (Call 05/21/22)	250	245,979
3.50%, 03/22/22 (Call 12/22/21)	100	101,714
Southern Copper Corp.
3.50%, 11/08/22	500	490,000

		4,754,834
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	350	362,165
5.60%, 03/15/18	200	210,855

436

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Xerox Corp.
2.75%, 09/01/20	$200	$187,180
3.50%, 08/20/20	250	242,159
3.80%, 05/15/24	225	204,487
4.50%, 05/15/21	125	123,796
5.63%, 12/15/19	225	237,505

		1,568,147
OIL & GAS — 2.13%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	200	189,041
4.85%, 03/15/21 (Call 02/15/21)	750	776,710
6.38%, 09/15/17	64	67,600
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	100	93,822
3.25%, 04/15/22 (Call 01/15/22)	50	49,844
3.63%, 02/01/21 (Call 11/01/20)	300	305,760
BP Capital Markets PLC
1.38%, 05/10/18	50	49,807
1.67%, 02/13/18	120	120,294
2.24%, 09/26/18	362	367,035
2.24%, 05/10/19	1,350	1,365,778
2.75%, 05/10/23	200	197,448
3.12%, 05/04/26 (Call 02/04/26)	130	129,828
3.54%, 11/04/24	250	258,672
3.56%, 11/01/21	200	210,567
3.99%, 09/26/23	500	532,953
4.74%, 03/11/21	700	774,854
4.75%, 03/10/19	350	377,057
British Transco Finance Inc.
6.63%, 06/01/18	275	299,944
Canadian Natural Resources Ltd.
1.75%, 01/15/18	10	9,786
3.80%, 04/15/24 (Call 01/15/24)	150	138,397
3.90%, 02/01/25 (Call 11/01/24)	125	115,772
5.90%, 02/01/18	225	234,135

Security	Principal (000s)	Value
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	$1,142	$1,138,202
1.34%, 11/09/17	250	250,593
1.56%, 05/16/19	250	249,885
1.72%, 06/24/18 (Call 05/24/18)	863	867,045
1.79%, 11/16/18	250	251,399
1.96%, 03/03/20 (Call 02/03/20)	200	199,997
2.36%, 12/05/22 (Call 09/05/22)	750	742,998
2.41%, 03/03/22 (Call 01/03/22)	145	144,997
2.42%, 11/17/20 (Call 10/17/20)	325	329,844
2.95%, 05/16/26 (Call 02/16/26)	500	502,932
3.19%, 06/24/23 (Call 03/24/23)	275	285,887
3.33%, 11/17/25 (Call 08/17/25)	50	51,981
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	300	305,753
5.88%, 05/01/22 (Call 05/01/17)	10	10,435
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	450	447,300
3.00%, 05/09/23	900	874,943
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	650	675,018
ConocoPhillips
5.20%, 05/15/18	200	211,907
5.75%, 02/01/19	175	190,871
6.00%, 01/15/20	600	673,130
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	276	272,140
2.20%, 05/15/20 (Call 04/15/20)	90	89,454
2.40%, 12/15/22 (Call 09/15/22)	325	312,349

437

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.88%, 11/15/21 (Call 09/15/21)	$100	$100,068
3.35%, 11/15/24 (Call 08/15/24)	239	238,396
3.35%, 05/15/25 (Call 02/15/25)	200	199,487
4.20%, 03/15/21 (Call 02/15/21)	100	106,079
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	114	109,440
3.25%, 05/15/22 (Call 02/15/22)	200	181,000
4.00%, 07/15/21 (Call 04/15/21)	300	289,500
6.30%, 01/15/19	125	131,250
Ecopetrol SA
4.13%, 01/16/25	375	327,188
4.25%, 09/18/18	200	205,500
7.63%, 07/23/19	375	418,594
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	75,103
4.10%, 02/01/21	750	798,734
4.15%, 01/15/26 (Call 10/15/25)	250	266,710
EQT Corp.
4.88%, 11/15/21	400	409,873
Exxon Mobil Corp.
1.31%, 03/06/18	250	250,556
1.82%, 03/15/19 (Call 02/15/19)	150	151,555
1.91%, 03/06/20 (Call 02/06/20)	100	100,534
2.22%, 03/01/21 (Call 02/01/21)	635	642,628
2.71%, 03/06/25 (Call 12/06/24)	750	760,541
2.73%, 03/01/23 (Call 01/01/23)	250	254,817
3.04%, 03/01/26 (Call 12/01/25)	470	483,648
3.18%, 03/15/24 (Call 12/15/23)	314	327,744

Security	Principal (000s)	Value
Hess Corp.
1.30%, 06/15/17	$50	$49,250
3.50%, 07/15/24 (Call 04/15/24)	145	138,703
8.13%, 02/15/19	75	83,250
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	99,100
6.15%, 06/15/19	100	106,751
7.25%, 12/15/19	400	445,608
Kerr-McGee Corp.
6.95%, 07/01/24	100	111,184
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	100	86,000
3.85%, 06/01/25 (Call 03/01/25)	250	218,750
5.90%, 03/15/18	10	10,300
6.00%, 10/01/17	494	508,820
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	230	232,267
3.63%, 09/15/24 (Call 06/15/24)	115	107,835
5.13%, 03/01/21	175	189,236
Nabors Industries Inc.
5.00%, 09/15/20	360	325,800
6.15%, 02/15/18	18	18,180
9.25%, 01/15/19	400	414,000
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	510,550
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	99,182
3.40%, 04/15/26 (Call 01/15/26)	390	396,915
3.50%, 06/15/25 (Call 03/15/25)	200	205,582
Series 1
4.10%, 02/01/21 (Call 11/01/20)	300	323,062
Petro-Canada
6.05%, 05/15/18	10	10,678

438

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Petroleos Mexicanos
3.13%, 01/23/19	$100	$99,444
3.50%, 07/23/20	500	486,214
3.50%, 01/30/23	475	434,398
4.88%, 01/24/22	625	627,831
4.88%, 01/18/24	600	587,276
5.50%, 01/21/21	400	415,346
5.75%, 03/01/18	920	958,283
6.38%, 02/04/21[a]	200	214,580
8.00%, 05/03/19	650	720,494
Phillips 66
2.95%, 05/01/17	200	203,130
4.30%, 04/01/22	400	426,272
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	55	55,561
3.95%, 07/15/22 (Call 04/15/22)	275	282,824
Shell International Finance BV
1.25%, 11/10/17	280	279,971
1.90%, 08/10/18	32	32,291
2.00%, 11/15/18	550	556,245
2.13%, 05/11/20	600	603,708
2.25%, 11/10/20	740	745,894
2.38%, 08/21/22	500	498,949
2.88%, 05/10/26	250	247,658
3.25%, 05/11/25	755	771,821
3.40%, 08/12/23	100	103,987
4.30%, 09/22/19	276	298,272
Statoil ASA
1.15%, 05/15/18	100	99,276
2.45%, 01/17/23	500	489,935
3.25%, 11/10/24	675	685,755
5.25%, 04/15/19	725	794,119
6.70%, 01/15/18	125	135,004
Suncor Energy Inc.
6.10%, 06/01/18	450	481,622
Total Capital Canada Ltd.
1.45%, 01/15/18	214	213,907
2.75%, 07/15/23	100	99,777
Total Capital International SA
1.55%, 06/28/17	500	501,451
2.10%, 06/19/19	50	50,552

Security	Principal (000s)	Value
2.13%, 01/10/19	$30	$30,303
2.70%, 01/25/23	150	149,685
2.88%, 02/17/22	250	255,359
3.70%, 01/15/24	300	316,627
3.75%, 04/10/24	364	386,002
Total Capital SA
2.13%, 08/10/18	1,022	1,034,008
4.13%, 01/28/21	200	216,309
Valero Energy Corp.
6.13%, 02/01/20	450	501,445
9.38%, 03/15/19	300	354,521
XTO Energy Inc.
5.50%, 06/15/18	250	270,125
6.50%, 12/15/18	150	168,506

		44,148,849
OIL & GAS SERVICES — 0.07%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	300	310,279
7.50%, 11/15/18	84	95,065
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	220	207,900
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	350	358,246
3.50%, 08/01/23 (Call 05/01/23)	125	126,655
3.80%, 11/15/25 (Call 08/15/25)	50	50,643
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	450	399,664

		1,548,452
PACKAGING & CONTAINERS — 0.04%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	53,387
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	400	425,310
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,009

439

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	$350	$359,386
4.90%, 03/01/22	50	54,375

		908,467
PHARMACEUTICALS — 1.43%
Abbott Laboratories
5.13%, 04/01/19	338	367,170
AbbVie Inc.
1.75%, 11/06/17	845	846,460
2.30%, 05/14/21 (Call 04/14/21)	130	129,629
2.50%, 05/14/20 (Call 04/14/20)	550	554,840
2.90%, 11/06/22	883	887,568
3.20%, 05/14/26 (Call 02/14/26)	185	183,836
3.60%, 05/14/25 (Call 02/14/25)	1,175	1,205,575
Actavis Funding SCS
1.30%, 06/15/17	100	99,613
3.00%, 03/12/20 (Call 02/12/20)	1,360	1,378,501
3.45%, 03/15/22 (Call 01/15/22)	324	328,781
3.80%, 03/15/25 (Call 12/15/24)	310	313,735
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	600	599,628
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	1,100	1,059,320
3.38%, 09/15/20	150	154,001
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	102,358
3.40%, 05/15/24 (Call 02/15/24)	300	309,574
AstraZeneca PLC
1.75%, 11/16/18	18	18,096
2.38%, 11/16/20	100	100,903
3.38%, 11/16/25	500	514,735
5.90%, 09/15/17	1,100	1,164,047

Security	Principal (000s)	Value
Baxalta Inc.
2.00%, 06/22/18[a]	$35	$34,667
2.88%, 06/23/20 (Call 05/23/20)[a]	300	299,013
4.00%, 06/23/25 (Call 03/23/25)[a]	400	403,426
Bristol-Myers Squibb Co.
2.00%, 08/01/22	200	198,717
3.25%, 11/01/23	300	320,713
Cardinal Health Inc.
1.95%, 06/15/18	287	288,276
3.20%, 06/15/22	100	103,552
3.50%, 11/15/24 (Call 08/15/24)	250	262,109
4.63%, 12/15/20	100	110,368
Eli Lilly & Co.
1.25%, 03/01/18	58	58,023
1.95%, 03/15/19	250	252,533
Express Scripts Holding Co.
2.25%, 06/15/19	200	201,013
3.30%, 02/25/21 (Call 01/25/21)	60	61,931
3.50%, 06/15/24 (Call 03/15/24)	300	303,387
3.90%, 02/15/22	200	208,713
4.50%, 02/25/26 (Call 11/25/25)	250	267,845
4.75%, 11/15/21	200	220,013
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	1,175	1,272,726
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350	361,383
Johnson & Johnson
1.65%, 12/05/18	14	14,163
2.05%, 03/01/23 (Call 01/01/23)	250	249,250
2.45%, 03/01/26 (Call 12/01/25)	650	649,178
2.95%, 09/01/20	100	105,688
3.38%, 12/05/23	250	272,324
3.55%, 05/15/21	200	217,400
5.15%, 07/15/18	10	10,841
5.55%, 08/15/17	455	479,869

440

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
McKesson Corp.
1.40%, 03/15/18	$375	$374,160
2.70%, 12/15/22 (Call 09/15/22)	250	247,609
2.85%, 03/15/23 (Call 12/15/22)	125	125,486
4.75%, 03/01/21 (Call 12/01/20)	100	109,693
5.70%, 03/01/17	161	166,443
7.50%, 02/15/19	30	34,429
Mead Johnson Nutrition Co.
3.00%, 11/15/20	135	138,914
4.13%, 11/15/25 (Call 08/15/25)	110	117,206
Medco Health Solutions Inc.
7.13%, 03/15/18	610	665,467
Merck & Co. Inc.
1.10%, 01/31/18	22	22,026
1.30%, 05/18/18	14	14,060
1.85%, 02/10/20	180	182,504
2.35%, 02/10/22	600	606,024
2.75%, 02/10/25 (Call 11/10/24)	1,175	1,196,827
2.80%, 05/18/23	425	437,647
Mylan Inc.
2.60%, 06/24/18	980	982,402
Novartis Capital Corp.
2.40%, 09/21/22	300	304,196
3.00%, 11/20/25 (Call 08/20/25)	550	569,107
3.40%, 05/06/24	550	586,446
Novartis Securities Investment Ltd.
5.13%, 02/10/19	362	397,219
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	200	200,196
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	200	202,967
Pfizer Inc.
1.50%, 06/15/18	239	240,309
3.00%, 06/15/23	250	260,741
3.40%, 05/15/24	250	267,361
6.20%, 03/15/19	1,675	1,885,422

Security	Principal (000s)	Value
Sanofi
1.25%, 04/10/18	$122	$121,939
4.00%, 03/29/21	200	217,247
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	250	247,500
Series 2
3.65%, 11/10/21	420	436,394
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	300	299,238
Zoetis Inc.
1.88%, 02/01/18	30	29,950
3.25%, 02/01/23 (Call 11/01/22)	425	424,117
4.50%, 11/13/25 (Call 08/13/25)	115	122,727

		29,779,464
PIPELINES — 1.07%
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	200	201,994
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	250	219,589
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	248,100
4.15%, 07/01/23 (Call 04/01/23)	100	96,819
4.35%, 10/15/24 (Call 07/15/24)	250	241,763
4.88%, 02/01/21 (Call 11/01/20)	300	310,380
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	125	132,413
6.00%, 05/15/18	200	214,240
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	375	315,000

441

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	$330	$328,262
4.38%, 10/15/20 (Call 09/15/20)	250	252,564
5.88%, 10/15/25 (Call 07/15/25)	75	79,847
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	165	154,152
Energy Transfer Partners LP
2.50%, 06/15/18	100	98,500
4.05%, 03/15/25 (Call 12/15/24)	600	550,406
4.65%, 06/01/21 (Call 03/01/21)	400	396,000
4.75%, 01/15/26 (Call 10/15/25)	500	476,390
5.20%, 02/01/22 (Call 11/01/21)	450	452,250
6.70%, 07/01/18	12	12,750
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	100	92,500
4.15%, 06/01/25 (Call 03/01/25)	200	170,000
4.40%, 04/01/24 (Call 01/01/24)	100	87,000
Enterprise Products Operating LLC
1.65%, 05/07/18	230	229,229
2.55%, 10/15/19 (Call 09/15/19)	195	197,606
2.85%, 04/15/21 (Call 03/15/21)	155	156,654
3.35%, 03/15/23 (Call 12/15/22)	750	759,487
3.75%, 02/15/25 (Call 11/15/24)	49	49,945
6.50%, 01/31/19	800	889,008
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	175	158,638

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	$350	$327,283
3.95%, 09/01/22 (Call 06/01/22)	275	268,856
4.15%, 03/01/22	200	197,860
4.25%, 09/01/24 (Call 06/01/24)	240	231,326
4.30%, 05/01/24 (Call 02/01/24)	100	96,835
5.00%, 10/01/21 (Call 07/01/21)	100	103,344
5.95%, 02/15/18	768	807,625
6.50%, 04/01/20	250	271,886
6.85%, 02/15/20	250	274,643
9.00%, 02/01/19	75	84,842
Kinder Morgan Inc./DE
2.00%, 12/01/17	300	296,381
3.05%, 12/01/19 (Call 11/01/19)	1,000	991,141
6.50%, 09/15/20	200	219,006
Magellan Midstream Partners LP
4.25%, 02/01/21	300	317,396
5.00%, 03/01/26 (Call 12/01/25)	350	385,145
MPLX LP
5.50%, 02/15/23 (Call 08/15/17)[a]	900	882,000
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	250	249,298
3.38%, 10/01/22 (Call 07/01/22)	100	95,294
4.90%, 03/15/25 (Call 12/15/24)	250	250,257
5.00%, 09/15/23 (Call 06/15/23)	250	253,930
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	500	475,649
3.85%, 10/15/23 (Call 07/15/23)	250	230,485

442

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.75%, 01/15/20	$50	$52,215
6.50%, 05/01/18	500	526,347
8.75%, 05/01/19	160	179,654
Questar Pipeline Co.
5.83%, 02/01/18	75	79,845
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	250	242,500
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	275	253,064
8.00%, 10/01/19	275	312,603
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	400	393,013
4.60%, 06/15/21 (Call 03/15/21)	100	106,579
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	93,594
5.95%, 12/01/25 (Call 09/01/25)	325	348,049
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	350	318,682
4.65%, 06/15/21 (Call 03/15/21)	50	48,902
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	64,895
2.50%, 08/01/22	625	603,406
4.88%, 01/15/26 (Call 10/15/25)	205	225,048
6.50%, 08/15/18	472	515,153
7.13%, 01/15/19	200	223,453
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	72,563
4.00%, 07/01/22 (Call 04/01/22)	225	212,625
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	850	731,000

Security	Principal (000s)	Value
3.90%, 01/15/25 (Call 10/15/24)	$198	$169,785
4.00%, 11/15/21 (Call 08/15/21)	200	184,000
5.25%, 03/15/20	675	676,688
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	800	722,000

		22,237,631
REAL ESTATE — 0.05%
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	200	207,169
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	45	47,192
4.25%, 08/15/23 (Call 05/15/23)	250	272,197
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	150	152,700
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	275	277,020

		956,278
REAL ESTATE INVESTMENT TRUSTS — 1.06%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	250	264,340
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	145	142,884
3.40%, 02/15/19	100	103,354
3.50%, 01/31/23	325	330,126
4.00%, 06/01/25 (Call 03/01/25)	150	156,139
4.40%, 02/15/26 (Call 11/15/25)	30	32,021
4.50%, 01/15/18	264	274,879
4.70%, 03/15/22	225	243,422

443

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.00%, 02/15/24	$400	$442,061
5.05%, 09/01/20	250	273,101
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	254,702
3.50%, 11/15/24 (Call 08/15/24)	250	259,877
3.50%, 11/15/25 (Call 08/15/25)	30	31,115
3.95%, 01/15/21 (Call 10/15/20)	50	53,389
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	240	249,031
3.70%, 11/15/18 (Call 08/17/18)	260	271,258
4.13%, 05/15/21 (Call 02/15/21)	500	537,910
5.88%, 10/15/19 (Call 07/17/19)	400	446,424
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	400	401,481
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	49,526
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	300	280,814
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	122,959
5.25%, 02/15/24 (Call 11/15/23)	150	155,762
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	500	514,857
4.45%, 02/15/26 (Call 11/15/25)	250	266,187
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	150	158,537

Security	Principal (000s)	Value
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	$250	$243,788
4.63%, 07/15/22 (Call 04/15/22)	400	424,546
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	250	255,351
3.63%, 10/01/22 (Call 07/03/22)	218	217,548
5.25%, 03/15/21 (Call 12/15/20)	225	245,720
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	258,173
4.38%, 06/15/22 (Call 03/15/22)	250	265,671
EPR Properties
7.75%, 07/15/20	150	172,023
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	300	323,829
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	200	203,197
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	415	435,804
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	300	292,401
3.75%, 02/01/19 (Call 11/01/18)	300	309,619
3.88%, 08/15/24 (Call 05/17/24)	155	153,281
4.00%, 06/01/25 (Call 03/01/25)	100	99,369
4.25%, 11/15/23 (Call 08/15/23)	400	407,862
5.38%, 02/01/21 (Call 11/03/20)	250	275,384
6.70%, 01/30/18	343	368,203

444

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	$200	$199,301
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	100	98,808
5.00%, 08/15/22 (Call 02/15/22)	650	679,074
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	300	296,979
Series D
3.75%, 10/15/23 (Call 07/15/23)	200	196,396
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	100	105,685
4.80%, 07/15/18 (Call 05/15/18)	250	261,265
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	250	250,321
3.20%, 05/01/21 (Call 03/01/21)	100	102,165
6.88%, 10/01/19	30	34,351
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	264,071
4.75%, 10/01/20 (Call 07/01/20)	250	268,574
6.63%, 10/01/17	25	26,521
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	30	29,925
3.15%, 05/15/23 (Call 02/15/23)	75	67,200
4.50%, 04/18/22 (Call 01/18/22)	150	150,657
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	300	314,350
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	111,922

Security	Principal (000s)	Value
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	$250	$256,601
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	200	192,328
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	130	129,926
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	300	300,641
3.88%, 07/15/24 (Call 04/15/24)	100	102,323
4.65%, 08/01/23 (Call 05/01/23)	250	270,968
6.75%, 08/15/19	25	28,437
Retail Opportunity Investments Partnership LP
5.00%, 12/15/23 (Call 09/15/23)	100	102,553
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	450	431,721
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	250	248,092
4.75%, 05/01/24 (Call 11/01/23)	100	96,889
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	100	100,846
2.20%, 02/01/19 (Call 11/01/18)	50	50,676
2.75%, 02/01/23 (Call 11/01/22)	300	303,807
3.30%, 01/15/26 (Call 10/15/25)	250	259,103
3.75%, 02/01/24 (Call 11/01/23)	250	267,806
4.13%, 12/01/21 (Call 09/01/21)	125	135,829

445

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.38%, 03/01/21 (Call 12/01/20)	$350	$383,841
5.65%, 02/01/20 (Call 11/01/19)	500	561,193
10.35%, 04/01/19 (Call 01/01/19)	200	243,562
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	85	88,012
4.25%, 06/01/18	175	182,587
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	110	110,040
2.70%, 04/01/20 (Call 01/01/20)	95	95,583
4.25%, 03/01/22 (Call 12/01/21)	310	329,675
4.75%, 06/01/21 (Call 03/01/21)	150	164,189
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	225	241,743
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	300	314,836
4.50%, 01/15/24 (Call 10/15/23)	250	264,382
4.70%, 09/15/17	300	310,142
4.95%, 01/15/21 (Call 10/15/20)	100	108,705
5.25%, 01/15/22 (Call 10/15/21)	300	329,828
Weyerhaeuser Co.
4.63%, 09/15/23	100	108,622
7.38%, 10/01/19	100	114,640

		21,955,616
RETAIL — 0.96%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	52,777
4.50%, 12/01/23 (Call 09/01/23)	200	208,364
5.75%, 05/01/20	100	109,656

Security	Principal (000s)	Value
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	$105	$105,610
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	70	69,943
3.25%, 04/15/25 (Call 01/15/25)	165	167,304
3.70%, 04/15/22 (Call 01/15/22)	600	632,347
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	50	49,701
Best Buy Co. Inc.
5.00%, 08/01/18	50	52,250
5.50%, 03/15/21 (Call 12/15/20)	150	157,125
Costco Wholesale Corp.
1.13%, 12/15/17	644	644,960
1.70%, 12/15/19	275	277,772
2.25%, 02/15/22	170	171,899
CVS Health Corp.
1.90%, 07/20/18	314	316,781
2.25%, 12/05/18 (Call 11/05/18)	34	34,559
2.25%, 08/12/19 (Call 07/12/19)	100	101,670
2.75%, 12/01/22 (Call 09/01/22)	100	100,510
2.80%, 07/20/20 (Call 06/20/20)	750	770,548
3.38%, 08/12/24 (Call 05/12/24)	250	261,004
3.88%, 07/20/25 (Call 04/20/25)	500	538,579
4.00%, 12/05/23 (Call 09/05/23)	500	543,834
4.13%, 05/15/21 (Call 02/15/21)	450	486,201
5.75%, 06/01/17	355	370,910
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	450	454,432

446

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	$200	$203,500
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	250	252,133
2.25%, 09/10/18 (Call 08/10/18)	130	133,066
2.63%, 06/01/22 (Call 05/01/22)	575	589,739
2.70%, 04/01/23 (Call 01/01/23)	100	102,712
3.00%, 04/01/26 (Call 01/01/26)	390	403,329
3.35%, 09/15/25 (Call 06/15/25)	45	47,985
3.75%, 02/15/24 (Call 11/15/23)	650	711,693
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	100	101,582
4.25%, 07/17/25 (Call 04/17/25)	250	235,776
4.75%, 12/15/23 (Call 09/15/23)	100	101,328
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	230	226,930
3.38%, 09/15/25 (Call 06/15/25)	200	211,678
3.80%, 11/15/21 (Call 08/15/21)	200	217,084
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	229,641
3.63%, 06/01/24 (Call 03/01/24)	100	94,598
3.88%, 01/15/22 (Call 10/15/21)	225	224,584
McDonald’s Corp.
1.88%, 05/29/19	50	50,332
2.63%, 01/15/22	100	101,538
2.75%, 12/09/20 (Call 11/09/20)	225	231,542

Security	Principal (000s)	Value
3.25%, 06/10/24	$100	$103,692
3.70%, 01/30/26 (Call 10/30/25)	500	531,272
5.35%, 03/01/18	895	956,577
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	208,839
6.25%, 01/15/18	10	10,687
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	75	77,364
3.85%, 06/15/23 (Call 03/15/23)	250	264,001
4.63%, 09/15/21 (Call 06/15/21)	100	108,711
QVC Inc.
3.13%, 04/01/19	75	75,807
4.38%, 03/15/23	100	98,212
5.13%, 07/02/22	150	158,109
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	10	10,078
4.38%, 01/12/23 (Call 10/14/22)	100	99,942
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	250	254,308
2.45%, 06/15/26 (Call 03/15/26)	170	168,731
2.70%, 06/15/22 (Call 04/15/22)	250	259,494
Target Corp.
2.50%, 04/15/26	200	198,533
2.90%, 01/15/22	200	208,766
3.50%, 07/01/24	150	161,662
3.88%, 07/15/20	225	243,360
6.00%, 01/15/18	873	940,297
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	125,121
Wal-Mart Stores Inc.
1.13%, 04/11/18	814	815,314
1.95%, 12/15/18	126	128,556

447

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.25%, 10/25/20	$650	$695,675
3.30%, 04/22/24 (Call 01/22/24)	500	536,510
3.63%, 07/08/20	50	54,046
Walgreen Co.
3.10%, 09/15/22	125	125,923
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	50	50,091
2.60%, 06/01/21 (Call 05/01/21)	65	65,300
2.70%, 11/18/19 (Call 10/18/19)	200	203,852
3.80%, 11/18/24 (Call 08/18/24)	840	869,135

		19,957,471
SAVINGS & LOANS — 0.02%
First Niagara Financial Group Inc.
6.75%, 03/19/20	100	112,368
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	117	118,237
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	250	255,336

		485,941
SEMICONDUCTORS — 0.30%
Altera Corp.
2.50%, 11/15/18	510	524,404
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	175	176,510
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	160	170,529
4.30%, 06/15/21	340	371,985
Intel Corp.
1.35%, 12/15/17	210	210,872
2.60%, 05/19/26 (Call 02/19/26)	250	249,248
3.10%, 07/29/22	200	211,009
3.30%, 10/01/21	850	906,007
3.70%, 07/29/25 (Call 04/29/25)	350	382,941

Security	Principal (000s)	Value
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	$400	$418,517
4.65%, 11/01/24 (Call 08/01/24)	58	61,290
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	30	30,122
3.80%, 03/15/25 (Call 12/15/24)	400	393,100
QUALCOMM Inc.
1.40%, 05/18/18	219	219,690
2.25%, 05/20/20	130	132,425
3.00%, 05/20/22	500	516,272
3.45%, 05/20/25 (Call 02/20/25)	250	258,687
Texas Instruments Inc.
1.00%, 05/01/18	310	308,495
1.65%, 08/03/19	300	301,137
1.75%, 05/01/20 (Call 04/01/20)	75	74,944
2.75%, 03/12/21 (Call 02/12/21)	75	77,642
Xilinx Inc.
2.13%, 03/15/19	100	100,263
3.00%, 03/15/21	100	104,218

		6,200,307
SOFTWARE — 0.59%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	300	309,276
Autodesk Inc.
1.95%, 12/15/17	100	99,808
4.38%, 06/15/25 (Call 03/15/25)	195	200,605
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	270	288,526
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)	400	404,680

448

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	$30	$31,291
4.80%, 03/01/26 (Call 12/01/25)	50	52,391
Fidelity National Information Services Inc.
1.45%, 06/05/17	200	199,148
3.50%, 04/15/23 (Call 01/15/23)	400	404,381
5.00%, 03/15/22 (Call 03/15/17)	150	156,126
5.00%, 10/15/25 (Call 07/15/25)	500	554,657
Fiserv Inc.
4.75%, 06/15/21	250	274,099
Microsoft Corp.
1.30%, 11/03/18	434	435,270
1.63%, 12/06/18	522	527,905
2.00%, 11/03/20 (Call 10/03/20)	675	686,807
2.13%, 11/15/22	100	100,685
2.38%, 02/12/22 (Call 01/12/22)	600	612,809
2.65%, 11/03/22 (Call 09/03/22)	355	366,364
2.70%, 02/12/25 (Call 11/12/24)	400	407,144
3.63%, 12/15/23 (Call 09/15/23)	425	463,061
4.20%, 06/01/19	1,200	1,301,810
Oracle Corp.
1.20%, 10/15/17	500	501,174
2.25%, 10/08/19	250	256,297
2.50%, 05/15/22 (Call 03/15/22)	1,258	1,275,587
2.50%, 10/15/22	900	910,531
2.95%, 05/15/25 (Call 02/15/25)	300	306,855
3.40%, 07/08/24 (Call 04/08/24)	50	53,028
3.63%, 07/15/23	300	324,035
3.88%, 07/15/20	400	434,300

Security	Principal (000s)	Value
5.75%, 04/15/18	$242	$261,959

		12,200,609
TELECOMMUNICATIONS — 1.39%
America Movil SAB de CV
5.00%, 03/30/20	875	963,446
5.63%, 11/15/17	150	158,405
AT&T Inc.
1.40%, 12/01/17	622	620,374
2.30%, 03/11/19	1,375	1,393,270
2.45%, 06/30/20 (Call 05/30/20)	200	200,825
3.00%, 02/15/22	675	677,403
3.00%, 06/30/22 (Call 04/30/22)	450	450,699
3.40%, 05/15/25 (Call 02/15/25)	1,117	1,117,462
3.80%, 03/15/22	450	469,441
3.88%, 08/15/21	300	317,132
3.90%, 03/11/24 (Call 12/11/23)	700	731,855
3.95%, 01/15/25 (Call 10/15/24)	500	518,618
4.13%, 02/17/26 (Call 11/17/25)	250	262,808
4.45%, 05/15/21	650	704,581
4.45%, 04/01/24 (Call 01/01/24)	325	348,664
5.00%, 03/01/21	250	276,505
5.20%, 03/15/20	250	276,046
5.50%, 02/01/18	782	832,517
5.60%, 05/15/18	22	23,684
5.88%, 10/01/19	300	336,503
British Telecommunications PLC
2.35%, 02/14/19	250	254,093
5.95%, 01/15/18	150	160,587
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	25	25,228
3.85%, 04/15/23	235	245,303
Cisco Systems Inc.
1.60%, 02/28/19	125	126,084
1.65%, 06/15/18	1,018	1,028,700
2.20%, 02/28/21	105	106,271

449

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
2.60%, 02/28/23	$250	$256,425
2.95%, 02/28/26	100	104,004
3.63%, 03/04/24	1,000	1,098,521
4.95%, 02/15/19	500	546,997
Corning Inc.
4.25%, 08/15/20	50	53,551
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	55	57,169
4.40%, 12/15/20	150	159,232
Juniper Networks Inc.
4.50%, 03/15/24	300	305,820
4.60%, 03/15/21	175	186,100
Motorola Solutions Inc.
3.50%, 09/01/21	125	125,824
3.50%, 03/01/23	255	240,506
3.75%, 05/15/22	225	222,496
7.50%, 05/15/25	200	230,513
Orange SA
2.75%, 02/06/19	500	513,071
4.13%, 09/14/21	50	54,227
5.38%, 07/08/19	50	55,327
Qwest Corp.
6.75%, 12/01/21	150	160,875
7.25%, 09/15/25	200	213,000
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	60	62,850
4.10%, 10/01/23 (Call 07/01/23)	300	325,413
6.80%, 08/15/18	155	171,405
Telefonica Emisiones SAU
3.19%, 04/27/18	500	510,828
5.46%, 02/16/21	450	506,681
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	200	221,628
Verizon Communications Inc.
1.35%, 06/09/17	275	275,203
2.45%, 11/01/22 (Call 08/01/22)	1,100	1,091,590
2.55%, 06/17/19	1,250	1,283,380
2.63%, 02/21/20	250	256,209
3.00%, 11/01/21 (Call 09/01/21)	210	216,393

Security	Principal (000s)	Value
3.45%, 03/15/21	$375	$396,189
3.50%, 11/01/21	125	132,075
3.50%, 11/01/24 (Call 08/01/24)	1,058	1,098,838
3.65%, 09/14/18	1,225	1,285,733
4.15%, 03/15/24 (Call 12/15/23)	54	58,334
4.50%, 09/15/20	750	822,794
5.15%, 09/15/23	850	972,734
5.50%, 02/15/18	210	223,988
6.10%, 04/15/18	10	10,846
Vodafone Group PLC
1.25%, 09/26/17	500	497,870
1.50%, 02/19/18	218	217,275
2.50%, 09/26/22	225	218,945
2.95%, 02/19/23	225	221,826
4.63%, 07/15/18	500	528,231

		28,817,420
TEXTILES — 0.00%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	103,306

		103,306
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	45	45,780
Mattel Inc.
2.35%, 05/06/19	200	201,544
3.15%, 03/15/23 (Call 12/15/22)	125	123,605

		370,929
TRANSPORTATION — 0.51%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	150	155,652
3.05%, 03/15/22 (Call 12/15/21)	60	63,090
3.05%, 09/01/22 (Call 06/01/22)	750	787,317
3.40%, 09/01/24 (Call 06/01/24)	150	159,235

450

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
4.70%, 10/01/19	$250	$274,567
5.65%, 05/01/17	500	520,326
5.75%, 03/15/18	250	269,247
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	100	100,224
2.75%, 03/01/26 (Call 12/01/25)	60	61,597
2.85%, 12/15/21 (Call 09/15/21)	100	104,189
2.95%, 11/21/24 (Call 08/21/24)	130	135,759
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	200	199,168
4.50%, 01/15/22	685	747,357
9.45%, 08/01/21	150	195,296
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	325	336,317
3.70%, 10/30/20 (Call 07/30/20)	250	265,037
4.25%, 06/01/21 (Call 03/01/21)	50	54,034
6.25%, 03/15/18	10	10,815
FedEx Corp.
2.30%, 02/01/20	345	349,111
2.63%, 08/01/22	500	501,797
3.20%, 02/01/25	75	76,976
3.25%, 04/01/26 (Call 01/01/26)	45	46,027
4.00%, 01/15/24	30	32,553
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	255,344
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)[a]	100	97,634
3.13%, 06/01/26 (Call 03/01/26)	250	249,580
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	202,812

Security	Principal (000s)	Value
2.90%, 06/15/26	$250	$249,155
3.00%, 04/01/22 (Call 01/01/22)	100	102,794
3.85%, 01/15/24 (Call 10/15/23)	250	267,644
5.90%, 06/15/19	75	83,707
7.70%, 05/15/17	220	233,049
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	353,386
2.50%, 05/11/20 (Call 04/11/20)	105	104,058
2.65%, 03/02/20 (Call 02/02/20)	50	50,032
2.88%, 09/01/20 (Call 08/01/20)	205	205,668
3.50%, 06/01/17	100	101,600
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	115	117,276
3.75%, 03/15/24 (Call 12/15/23)	550	602,337
4.16%, 07/15/22 (Call 04/15/22)	425	470,728
5.75%, 11/15/17	315	335,726
United Parcel Service Inc.
2.45%, 10/01/22	100	101,826
3.13%, 01/15/21	650	688,920
5.13%, 04/01/19	282	311,266
5.50%, 01/15/18	18	19,252

		10,649,485
TRUCKING & LEASING — 0.03%
GATX Corp.
2.50%, 03/15/19	100	99,260
2.60%, 03/30/20 (Call 02/28/20)	200	196,330
3.90%, 03/30/23	100	101,287
4.85%, 06/01/21	200	212,180

		609,057
WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	300	317,152

451

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
6.09%, 10/15/17	$100	$105,812

		422,964
TOTAL CORPORATE BONDS & NOTES
(Cost: $673,865,013)		685,351,238

FOREIGN GOVERNMENT OBLIGATIONS[d] — 5.17%

CANADA — 0.49%
Canada Government International Bond
1.13%, 03/19/18	1,000	1,003,494
1.63%, 02/27/19	100	101,506
Export Development Canada
1.00%, 06/15/18	500	499,969
1.00%, 11/01/18	105	104,852
1.25%, 02/04/19	160	160,611
1.63%, 12/03/19	1,000	1,011,965
Province of British Columbia Canada
2.00%, 10/23/22	500	504,118
Province of Manitoba Canada
1.75%, 05/30/19	300	303,115
3.05%, 05/14/24	50	52,998
Province of Ontario Canada
1.10%, 10/25/17	1,000	1,001,199
1.63%, 01/18/19	500	503,476
1.65%, 09/27/19	750	753,273
2.00%, 09/27/18	475	482,840
2.00%, 01/30/19	150	152,322
3.20%, 05/16/24	1,250	1,333,903
4.00%, 10/07/19	200	216,081
4.40%, 04/14/20	250	276,080
Province of Quebec Canada
2.63%, 02/13/23	925	953,555
2.88%, 10/16/24	300	312,299
3.50%, 07/29/20	200	214,885
7.13%, 02/09/24	150	196,588

		10,139,129
CHILE — 0.06%
Chile Government International Bond
2.25%, 10/30/22	400	396,183
3.25%, 09/14/21	200	211,331

Security	Principal (000s)	Value
3.88%, 08/05/20	$600	$646,330

		1,253,844
COLOMBIA — 0.12%
Colombia Government International Bond
4.38%, 07/12/21	1,300	1,350,865
7.38%, 03/18/19	550	620,590
8.13%, 05/21/24	200	248,805
11.75%, 02/25/20	225	291,876

		2,512,136
GERMANY — 0.11%
FMS Wertmanagement AoeR
1.00%, 11/21/17	2,000	2,000,346
1.25%, 07/30/18	300	301,120

		2,301,466
ISRAEL — 0.05%
Israel Government International Bond
5.13%, 03/26/19	912	1,000,920

		1,000,920
ITALY — 0.06%
Italy Government International Bond
5.38%, 06/12/17	500	519,668
6.88%, 09/27/23	580	725,438

		1,245,106
JAPAN — 0.26%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	800	799,345
1.75%, 07/31/18	3,000	3,018,119
1.75%, 11/13/18	800	804,313
2.13%, 02/10/25	400	397,548
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	327,273

		5,346,598
MEXICO — 0.24%
Mexico Government International Bond
3.60%, 01/30/25	1,400	1,413,005

452

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
3.63%, 03/15/22	$2,040	$2,110,379
4.00%, 10/02/23	300	312,491
4.13%, 01/21/26	200	208,738
5.95%, 03/19/19	900	1,005,000

		5,049,613
PANAMA — 0.04%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	400	414,662
5.20%, 01/30/20	350	383,375

		798,037
PERU — 0.04%
Peruvian Government International Bond
7.13%, 03/30/19	365	417,287
7.35%, 07/21/25	300	394,767

		812,054
PHILIPPINES — 0.09%
Philippine Government International Bond
4.00%, 01/15/21	600	655,500
8.38%, 06/17/19	300	359,625
10.63%, 03/16/25	500	813,750

		1,828,875
POLAND — 0.14%
Poland Government International Bond
3.00%, 03/17/23	850	856,766
3.25%, 04/06/26	500	500,000
4.00%, 01/22/24	150	160,688
5.13%, 04/21/21	950	1,063,344
6.38%, 07/15/19	262	297,244

		2,878,042
SOUTH AFRICA — 0.09%
South Africa Government International Bond
5.50%, 03/09/20	800	843,024
5.88%, 09/16/25	700	742,819
6.88%, 05/27/19	362	397,650

		1,983,493

Security	Principal (000s)	Value
SOUTH KOREA — 0.16%
Export-Import Bank of Korea
2.25%, 01/21/20	$1,000	$1,006,221
2.38%, 08/12/19	250	254,077
2.88%, 01/21/25	400	408,316
5.00%, 04/11/22	1,000	1,146,562
Korea International Bond
7.13%, 04/16/19	462	535,315

		3,350,491
SUPRANATIONAL — 2.87%
African Development Bank
0.75%, 11/03/17	143	142,632
1.00%, 05/15/19	179	178,149
1.13%, 03/04/19	218	217,885
1.63%, 10/02/18	750	759,320
2.38%, 09/23/21	328	340,392
Asian Development Bank
0.75%, 07/28/17	100	99,836
1.38%, 03/23/20	600	600,454
1.50%, 09/28/18	350	353,402
1.50%, 01/22/20	1,000	1,006,210
1.63%, 03/16/21	2,500	2,513,256
1.75%, 09/11/18	600	609,208
1.88%, 02/18/22	600	606,024
2.00%, 01/22/25	1,500	1,509,164
2.00%, 04/24/26	250	250,160
Corp. Andina de Fomento
1.50%, 08/08/17	500	500,826
4.38%, 06/15/22	300	329,386
Council of Europe Development Bank
1.13%, 05/31/18	1,625	1,626,180
1.50%, 06/19/17	1,000	1,006,243
European Bank for Reconstruction & Development
1.50%, 03/16/20	1,000	1,005,351
1.63%, 11/15/18	1,100	1,113,402
European Investment Bank
1.00%, 03/15/18	1,600	1,599,487
1.00%, 06/15/18	900	899,132
1.25%, 05/15/19	2,500	2,504,016
1.63%, 12/18/18	1,000	1,012,508
1.63%, 03/16/20	4,000	4,035,357

453

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
1.63%, 06/15/21	$2,500	$2,506,076
1.75%, 06/17/19	50	50,789
1.88%, 03/15/19	2,000	2,037,143
1.88%, 02/10/25	1,300	1,291,946
2.00%, 03/15/21	1,750	1,785,375
2.25%, 08/15/22	450	463,360
2.50%, 04/15/21	200	208,780
2.88%, 09/15/20	150	158,526
3.25%, 01/29/24	1,625	1,783,926
4.00%, 02/16/21	325	360,980
Inter-American Development Bank
0.88%, 03/15/18	900	898,045
1.00%, 07/14/17	1,200	1,201,484
1.38%, 07/15/20	450	448,661
1.75%, 10/15/19	200	203,058
1.75%, 04/14/22	2,600	2,607,991
1.88%, 06/16/20	500	509,003
2.13%, 01/15/25[e]	500	507,990
3.00%, 02/21/24	200	216,278
4.25%, 09/10/18	1,000	1,070,995
Series GDP
1.25%, 10/15/19	500	499,516
International Bank for Reconstruction & Development
0.88%, 07/19/18	2,500	2,492,757
1.00%, 06/15/18	100	99,984
1.63%, 03/09/21	2,700	2,714,880
1.88%, 03/15/19	850	866,748
1.88%, 10/07/22	450	453,561
2.13%, 11/01/20	200	205,803
2.13%, 02/13/23	1,650	1,687,590
2.13%, 03/03/25	200	202,594
2.25%, 06/24/21	1,350	1,396,160
2.50%, 07/29/25	1,800	1,879,115
International Finance Corp.
0.88%, 06/15/18	900	897,596
1.75%, 09/16/19	2,575	2,616,778
Nordic Investment Bank
1.13%, 02/25/19	405	404,680

		59,546,148
SWEDEN — 0.07%
Svensk Exportkredit AB
1.75%, 05/30/17	500	503,820

Security	Principal (000s)	Value
1.75%, 03/10/21	$1,000	$1,004,121

		1,507,941
TURKEY — 0.25%
Turkey Government International Bond
3.25%, 03/23/23	2,400	2,241,000
5.63%, 03/30/21	200	213,678
6.75%, 04/03/18	1,450	1,550,239
7.00%, 06/05/20	100	112,034
7.38%, 02/05/25	400	474,756
7.50%, 07/14/17	600	635,706

		5,227,413
URUGUAY — 0.03%
Uruguay Government International Bond
4.50%, 08/14/24	550	583,055

		583,055
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $106,390,656)		107,364,361

MUNICIPAL DEBT OBLIGATIONS — 0.14%

CALIFORNIA — 0.05%
State of California GO
6.20%, 10/01/19	20	23,078
State of California GO BAB
5.70%, 11/01/21	300	356,352
6.65%, 03/01/22	400	485,612
University of California RB Series AH
1.80%, 07/01/19	100	101,437

		966,479
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	250	259,233

		259,233
ILLINOIS — 0.05%
State of Illinois GO
4.35%, 06/01/18	425	433,844
4.95%, 06/01/23	300	316,731

454

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
5.67%, 03/01/18	$50	$52,751
5.88%, 03/01/19	300	324,903

		1,128,229
NEW JERSEY — 0.03%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20(AGM)	50	44,447
0.01%, 02/15/23(AGM)	600	465,648

		510,095
TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,794,786)		2,864,036

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.83%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.75%
Federal Home Loan Banks
1.00%, 06/21/17	1,700	1,702,107
1.13%, 04/25/18[f]	2,500	2,508,513
1.38%, 02/18/21[f]	1,130	1,126,562
5.00%, 11/17/17[f]	1,035	1,094,975
Federal Home Loan Mortgage Corp.
0.75%, 07/14/17	9,400	9,383,904
0.75%, 01/12/18[f]	400	399,217
0.88%, 03/07/18	12,387	12,374,612
1.00%, 03/08/17[f]	1,500	1,503,102
1.25%, 08/01/19	680	682,348
1.25%, 10/02/19[f]	3,416	3,423,903
1.75%, 05/30/19[f]	5,000	5,095,062
2.38%, 01/13/22[f]	6,003	6,258,145
3.75%, 03/27/19[f]	1,905	2,045,693
Federal National Mortgage Association
1.13%, 04/27/17	840	842,585
1.25%, 09/28/16	191	191,469
1.50%, 06/22/20	1,000	1,007,403
1.63%, 01/21/20[f]	13,400	13,600,022
1.75%, 09/12/19	13,750	14,007,510
2.63%, 09/06/24[f]	700	736,033

		77,983,165

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 57.08%
U.S. Treasury Note/Bond
0.50%, 06/15/16	$1,800	$1,800,000
0.50%, 07/31/17[f]	4,000	3,987,040
0.63%, 02/15/17	4,000	3,999,200
0.63%, 06/30/17	15,000	14,980,199
0.63%, 07/31/17	2,000	1,996,480
0.63%, 08/31/17	13,700	13,674,655
0.63%, 09/30/17	22,500	22,450,725
0.63%, 11/30/17[f]	11,371	11,338,479
0.75%, 12/31/17[f]	40,885	40,837,166
0.75%, 01/31/18	500	499,230
0.75%, 02/28/18[f]	32,600	32,540,017
0.75%, 03/31/18[f]	4,400	4,391,024
0.75%, 02/15/19[f]	3,500	3,477,880
0.88%, 01/31/17	2,283	2,286,744
0.88%, 07/15/17[f]	10,000	10,012,500
0.88%, 01/31/18[f]	10,000	10,006,100
0.88%, 07/31/19	3,000	2,983,410
1.00%, 08/31/16[f]	34	34,050
1.00%, 09/30/16	1,190	1,192,023
1.00%, 12/15/17[f]	10,000	10,026,800
1.00%, 05/31/18[f]	18,900	18,943,660
1.00%, 08/31/19	8,500	8,479,515
1.00%, 11/30/19[f]	500	497,815
1.13%, 06/15/18[f]	15,000	15,068,400
1.13%, 01/15/19	15,000	15,055,951
1.13%, 12/31/19[f]	15,168	15,153,893
1.13%, 03/31/20	16,640	16,598,234
1.13%, 04/30/20	8,296	8,266,134
1.25%, 10/31/18	23,200	23,365,183
1.25%, 11/30/18[f]	1,000	1,007,170
1.25%, 01/31/19[f]	3,200	3,222,912
1.25%, 04/30/19[f]	3,000	3,021,300
1.25%, 10/31/19[f]	9,000	9,044,460
1.25%, 01/31/20[f]	2,000	2,005,320
1.25%, 02/29/20	3,921	3,930,293
1.25%, 03/31/21[f]	4,000	3,977,840
1.38%, 06/30/18[f]	13,000	13,125,710
1.38%, 07/31/18[f]	12,300	12,423,123
1.38%, 09/30/18	8,889	8,979,935
1.38%, 11/30/18	200	202,084
1.38%, 01/31/20	8,500	8,562,050

455

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal (000s)	Value
1.38%, 03/31/20[f]	$6,000	$6,036,420
1.38%, 04/30/20	6,400	6,434,880
1.38%, 05/31/20	7,000	7,037,240
1.38%, 09/30/20	38,000	38,099,178
1.38%, 10/31/20	500	501,080
1.38%, 01/31/21[f]	4,000	4,003,080
1.50%, 08/31/18	7,220	7,313,426
1.50%, 12/31/18	9,000	9,123,120
1.50%, 01/31/19	6,750	6,842,069
1.50%, 02/28/19[f]	1,000	1,013,980
1.50%, 03/31/19[f]	8,928	9,057,366
1.50%, 05/31/19[f]	10,500	10,646,790
1.50%, 11/30/19[f]	9,000	9,112,140
1.50%, 05/31/20	51,800	52,299,868
1.50%, 02/28/23[f]	8,500	8,429,705
1.63%, 03/31/19	3,200	3,255,520
1.63%, 06/30/19[f]	11,300	11,501,818
1.63%, 08/31/19[f]	9,750	9,921,015
1.63%, 12/31/19	6,000	6,098,220
1.63%, 08/15/22	6,000	6,024,001
1.63%, 11/15/22	12,219	12,240,138
1.63%, 04/30/23	13,000	12,980,760
1.63%, 02/15/26[f]	11,500	11,274,830
1.75%, 09/30/19[f]	3,000	3,064,140
1.75%, 10/31/20	400	407,244
1.75%, 12/31/20[f]	15,400	15,673,966
1.75%, 02/28/22	2,000	2,026,500
1.75%, 05/15/22	1,000	1,012,160
1.75%, 09/30/22	24,000	24,230,638
1.75%, 01/31/23	22,000	22,172,040
1.75%, 05/15/23[f]	9,945	10,015,410
1.88%, 08/31/17	5,918	5,997,716
1.88%, 09/30/17	9,069	9,198,777
1.88%, 06/30/20[f]	2,500	2,561,225
1.88%, 11/30/21	3,500	3,575,355
1.88%, 05/31/22[f]	1,000	1,019,050
1.88%, 08/31/22	10,000	10,177,600
2.00%, 07/31/20	550	565,983
2.00%, 09/30/20	16,000	16,469,441
2.00%, 11/30/20[f]	180	185,236
2.00%, 02/28/21	22,050	22,698,711
2.00%, 05/31/21[f]	2,000	2,059,800
2.00%, 08/31/21	3,000	3,086,640

Security	Principal (000s)	Value
2.00%, 10/31/21[f]	$2,000	$2,056,780
2.00%, 11/15/21[f]	2,500	2,571,900
2.00%, 02/15/22[f]	5,194	5,338,705
2.00%, 07/31/22[f]	10,000	10,254,600
2.00%, 11/30/22[f]	10,000	10,239,300
2.00%, 02/15/23	8,345	8,549,869
2.00%, 02/15/25[f]	11,100	11,287,702
2.00%, 08/15/25	25,000	25,377,251
2.13%, 08/31/20	18,120	18,739,704
2.13%, 01/31/21[f]	8,750	9,055,025
2.13%, 06/30/21	400	414,184
2.13%, 08/15/21	14,295	14,798,041
2.13%, 09/30/21	5,500	5,692,445
2.13%, 12/31/21	34,750	35,947,482
2.13%, 12/31/22	5,400	5,570,046
2.13%, 05/15/25	16,800	17,246,038
2.25%, 03/31/21[f]	2,300	2,395,197
2.25%, 11/15/24	12,500	12,968,249
2.25%, 11/15/25	19,000	19,691,408
2.38%, 07/31/17	19,431	19,786,975
2.38%, 06/30/18[f]	2,500	2,576,800
2.38%, 12/31/20[f]	5,100	5,334,141
2.38%, 08/15/24	5,400	5,657,364
2.50%, 06/30/17	6,500	6,620,900
2.50%, 08/15/23	2,040	2,157,341
2.50%, 05/15/24	3,025	3,200,147
2.63%, 04/30/18[f]	4,910	5,074,240
2.63%, 11/15/20	375	395,966
2.75%, 12/31/17	48,400	49,851,513
2.75%, 02/28/18[f]	381	393,523
2.75%, 11/15/23	1,650	1,774,938
2.75%, 02/15/24	6,925	7,455,248
2.88%, 03/31/18	1,430	1,482,452
3.13%, 04/30/17[f]	710	725,450
3.13%, 05/15/19	10,000	10,612,800
3.13%, 05/15/21	9,000	9,751,140
3.25%, 12/31/16	1,000	1,015,230
3.25%, 03/31/17	3,000	3,063,270
3.38%, 11/15/19[f]	2,493	2,683,390
3.50%, 05/15/20	353	383,845
3.63%, 08/15/19	2,190	2,367,872
3.63%, 02/15/20	2,010	2,188,568
3.63%, 02/15/21[f]	756	834,163

456

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Security	Principal or Shares (000s)	Value
3.75%, 11/15/18[f]	$1,100	$1,175,229
4.88%, 08/15/16	452	456,163
6.00%, 02/15/26	6,500	8,925,280
6.88%, 08/15/25[f]	2,200	3,154,184
7.50%, 11/15/24[f]	1,500	2,183,775
7.88%, 02/15/21[f]	5,000	6,490,500
8.00%, 11/15/21	5,000	6,719,500
8.50%, 02/15/20[f]	1,667	2,110,939
8.75%, 05/15/20[f]	1,500	1,933,935

		1,185,619,687

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,250,655,186)		1,263,602,852

SHORT-TERM INVESTMENTS — 17.49%

MONEY MARKET FUNDS — 17.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.54%[b,g,h]	322,979	322,979,478
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,g,h]	35,223	35,223,134
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,g]	5,131	5,130,749

		363,333,361

TOTAL SHORT-TERM INVESTMENTS
(Cost: $363,333,361)		363,333,361

TOTAL INVESTMENTS IN SECURITIES — 116.63%
(Cost: $2,397,039,002)[i]		2,422,515,848
Other Assets, Less Liabilities — (16.63)%		(345,405,806)

NET ASSETS — 100.00%		$2,077,110,042

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Schedule 1.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Investments are denominated in U.S. dollars.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	All or a portion of this security represents a security on loan.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $2,397,244,479. Net unrealized appreciation was $25,271,369, of which $28,025,873 represented gross unrealized appreciation on securities and $2,754,504 represented gross unrealized depreciation on securities.

457

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

May 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended May 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 02/23/18	$1,500	$—	$—	$1,500	$1,503,234	$5,456	$—
2.20%, 01/28/19	500	—	—	500	507,584	2,544	—
2.30%, 06/01/20	500	—	—	500	505,607	3,098	—
2.70%, 11/01/22	—	250	—	250	249,101	638	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	500	—	—	500	528,164	4,696	—
PNC Funding Corp.
3.30%, 03/08/22	400	—	—	400	418,761	2,775	—
4.38%, 08/11/20	350	—	—	350	380,900	2,492	—

					$4,093,351	$21,699	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$685,351,238	$—	$685,351,238
Foreign government obligations	—	107,364,361	—	107,364,361
Municipal debt obligations	—	2,864,036	—	2,864,036
U.S. government & agency obligations	—	1,263,602,852	—	1,263,602,852
Money market funds	363,333,361	—	—	363,333,361

Total	$363,333,361	$2,059,182,487	$—	$2,422,515,848

458

Schedule of Investments (Unaudited)

iSHARES® MBS ETF

May 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.83%

MORTGAGE-BACKED SECURITIES — 99.83%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	$19,731	$20,284,030
2.50%, 06/01/28	172	176,770
2.50%, 07/01/29	3,121	3,204,393
2.50%, 08/01/29	652	669,373
2.50%, 10/01/29	471	483,652
2.50%, 02/01/30	4,129	4,238,262
2.50%, 03/01/30	432	443,425
2.50%, 04/01/30	12,567	12,895,367
2.50%, 05/01/30	13,848	14,210,983
2.50%, 06/01/30	49,170	50,447,908
2.50%, 07/01/30	1,787	1,834,102
2.50%, 08/01/30	2,451	2,514,034
2.50%, 09/01/30	1,581	1,622,550
2.50%, 06/01/31[a]	73,225	75,067,066
2.50%, 02/01/43	2,195	2,177,401
2.50%, 03/01/43	262	259,913
2.50%, 04/01/43	929	921,962
2.50%, 06/01/43	790	783,826
2.50%, 07/01/43	3,050	3,024,819
2.50%, 08/01/43	333	330,536
2.50%, 04/01/45	304	302,000
3.00%, 01/01/21	22	23,414
3.00%, 08/01/21	8	8,279
3.00%, 09/01/21	372	388,750
3.00%, 10/01/22	79	82,591
3.00%, 04/01/27	2,835	2,961,904
3.00%, 05/01/27	17,001	17,787,846
3.00%, 06/01/27	4,733	4,951,645
3.00%, 07/01/27	467	487,238
3.00%, 08/01/27	1,532	1,602,197
3.00%, 09/01/27	8,346	8,731,660
3.00%, 11/01/27	2,231	2,334,641
3.00%, 12/01/27	1,671	1,748,706
3.00%, 01/01/28	802	838,217
3.00%, 11/01/28	352	368,325
3.00%, 04/01/29	17	17,854
3.00%, 05/01/29	20,865	21,799,261
3.00%, 10/01/29	28	29,621
3.00%, 11/01/29	4,476	4,674,883

Security	Principal (000s)	Value
3.00%, 03/01/30	$1,593	$1,663,506
3.00%, 05/01/30	10,271	10,727,392
3.00%, 06/01/30	5,269	5,504,202
3.00%, 08/01/30	717	748,363
3.00%, 09/01/30	10,031	10,476,763
3.00%, 10/01/30	2,092	2,184,975
3.00%, 02/01/31	16,777	17,522,423
3.00%, 03/01/31	10,345	10,804,294
3.00%, 06/01/31[a]	74,774	78,045,362
3.00%, 05/01/33	9,304	9,681,137
3.00%, 04/01/43	63,609	65,254,335
3.00%, 02/01/45	5,386	5,534,161
3.00%, 03/01/45	463	474,743
3.00%, 04/01/45	113,452	116,238,940
3.00%, 05/01/45	3,310	3,391,144
3.00%, 04/01/46	36,112	36,999,290
3.00%, 06/01/46[a]	119,557	122,396,479
3.50%, 11/01/25	6,665	7,041,547
3.50%, 03/01/26	4,122	4,353,406
3.50%, 06/01/26	1,746	1,843,674
3.50%, 08/01/26	2,021	2,134,970
3.50%, 06/01/31[a]	42,300	44,613,281
3.50%, 05/01/35	22,501	23,845,996
3.50%, 10/01/42	4,054	4,246,855
3.50%, 11/01/42	3,517	3,684,856
3.50%, 06/01/43	4,666	4,918,710
3.50%, 08/01/45	2,880	3,022,752
3.50%, 01/01/46	53,981	56,480,963
3.50%, 02/01/46	10,942	11,449,051
3.50%, 03/01/46	141,742	148,304,420
3.50%, 04/01/46	158,363	165,694,988
3.50%, 05/01/46	14,269	14,929,231
3.50%, 06/01/46[a]	161,908	169,320,351
4.00%, 05/01/25	4,063	4,318,228
4.00%, 10/01/25	3,028	3,222,860
4.00%, 02/01/26	2,913	3,074,485
4.00%, 06/01/31[a]	14,218	14,695,636
4.00%, 09/01/41	11,322	12,202,304
4.00%, 02/01/42	19,179	20,620,347
4.00%, 07/01/44	9,998	10,781,463
4.00%, 07/01/45	76,529	81,684,304
4.00%, 08/01/45	21,539	22,975,220
4.00%, 09/01/45	43,703	46,615,639
4.00%, 10/01/45	115,200	122,966,303

459

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2016

Security	Principal (000s)	Value
4.00%, 03/01/46	$7,040	$7,520,795
4.00%, 04/01/46	16,490	17,601,896
4.00%, 06/01/46[a]	39,298	41,907,633
4.50%, 04/01/22	1,638	1,714,327
4.50%, 05/01/23	2,249	2,353,072
4.50%, 07/01/24	1,640	1,765,161
4.50%, 08/01/24	524	563,118
4.50%, 09/01/24	884	947,170
4.50%, 10/01/24	1,298	1,397,944
4.50%, 08/01/30	3,773	4,136,192
4.50%, 06/01/31[a]	931	952,384
4.50%, 03/01/39	9,007	9,931,507
4.50%, 05/01/39	10,291	11,283,594
4.50%, 10/01/39	11,918	13,014,272
4.50%, 09/01/40	9,975	10,899,172
4.50%, 02/01/41	9,369	10,241,619
4.50%, 05/01/41	11,228	12,460,649
4.50%, 05/01/42	9,931	10,837,495
4.50%, 03/01/46	1,810	1,978,540
4.50%, 06/01/46[a]	93,744	102,019,837
5.00%, 11/01/18	645	664,293
5.00%, 08/01/19	816	836,766
5.00%, 12/01/24	2,458	2,582,876
5.00%, 08/01/25	2,194	2,414,583
5.00%, 06/01/31[a]	161	165,176
5.00%, 06/01/33	924	1,031,304
5.00%, 12/01/33	3,074	3,442,569
5.00%, 07/01/35	10,827	12,045,965
5.00%, 01/01/36	1,631	1,808,357
5.00%, 11/01/36	2,292	2,546,545
5.00%, 01/01/37	1,961	2,179,285
5.00%, 02/01/37	1,819	2,021,222
5.00%, 02/01/38	2,507	2,784,729
5.00%, 03/01/38	7,537	8,316,130
5.00%, 12/01/38	1,587	1,749,361
5.00%, 08/01/39	11,813	13,163,750
5.00%, 01/01/40	938	1,034,233
5.00%, 04/01/40	985	1,087,570
5.00%, 07/01/40	537	592,456
5.00%, 08/01/40	8,042	8,876,962
5.00%, 09/01/40	4,741	5,236,868
5.00%, 08/01/41	7,279	8,092,904
5.00%, 06/01/46[a]	9,106	10,002,909
5.50%, 07/01/31	—	343

Security	Principal (000s)	Value
5.50%, 04/01/32	$62	$68,819
5.50%, 09/01/32	189	212,252
5.50%, 10/01/32	35	39,612
5.50%, 12/01/32	16	17,620
5.50%, 04/01/33	1	1,064
5.50%, 05/01/33	26	29,215
5.50%, 06/01/33	33	37,091
5.50%, 07/01/33	76	85,105
5.50%, 09/01/33	6	6,553
5.50%, 10/01/33	396	447,062
5.50%, 01/01/34	2	1,973
5.50%, 02/01/34	3,005	3,387,752
5.50%, 03/01/34	759	855,767
5.50%, 10/01/34	431	485,660
5.50%, 11/01/34	4	4,732
5.50%, 12/01/34	502	568,239
5.50%, 01/01/35	5,617	6,347,378
5.50%, 02/01/35	1,459	1,648,390
5.50%, 04/01/35	284	315,714
5.50%, 05/01/35	2,741	3,087,817
5.50%, 06/01/35	7,098	8,010,910
5.50%, 07/01/35	33	37,437
5.50%, 08/01/35	110	122,499
5.50%, 10/01/35	262	295,778
5.50%, 12/01/35	1,465	1,653,638
5.50%, 02/01/36	2	2,000
5.50%, 03/01/36	85	96,080
5.50%, 05/01/36	1,744	1,959,886
5.50%, 07/01/36	3,186	3,578,167
5.50%, 08/01/36	392	441,753
5.50%, 04/01/38	3,509	3,947,152
5.50%, 05/01/38	1,218	1,367,655
5.50%, 12/01/38	17	19,324
5.50%, 01/01/39	5,925	6,693,188
5.50%, 09/01/39	3,169	3,543,387
5.50%, 11/01/39	5,572	6,298,061
5.50%, 06/01/46[a]	163	181,032
6.00%, 09/01/36	1,312	1,501,692
6.00%, 10/01/36	1,474	1,698,362
6.00%, 02/01/37	1,381	1,579,407
6.00%, 09/01/38	4,760	5,419,073
6.00%, 06/01/46[a]	9,372	10,631,782
FRN, (1 year CMT + 2.250%)
2.56%, 12/01/33	168	178,653

460

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2016

Security	Principal (000s)	Value
FRN, (12 mo. LIBOR US + 1.495%)
1.79%, 06/01/43	$1,271	$1,288,014
FRN, (12 mo. LIBOR US + 1.600%)
2.52%, 08/01/43	376	386,287
FRN, (12 mo. LIBOR US + 1.650%)
2.46%, 05/01/43	1,062	1,087,993
FRN, (12 mo. LIBOR US + 1.753%)
2.61%, 12/01/38	3,582	3,799,553
FRN, (12 mo. LIBOR US + 1.775%)
2.65%, 11/01/40	1,383	1,447,582
FRN, (12 mo. LIBOR US + 1.804%)
2.95%, 08/01/41	519	543,940
FRN, (12 mo. LIBOR US + 1.808%)
2.94%, 05/01/42	2,063	2,141,764
FRN, (12 mo. LIBOR US + 1.856%)
3.45%, 11/01/41	5,727	5,977,921
FRN, (12 mo. LIBOR US + 1.880%)
2.90%, 09/01/41	2,994	3,162,456
FRN, (12 mo. LIBOR US + 1.890%)
3.34%, 07/01/41	301	315,464
FRN, (12 mo. LIBOR US + 1.900%)
2.56%, 01/01/42	3,542	3,715,511
2.78%, 11/01/40	1,458	1,527,556
FRN, (12 mo. LIBOR US + 1.910%)
3.25%, 11/01/40	2,144	2,241,375
Federal National Mortgage Association
2.50%, 05/01/27	13,004	13,392,696
2.50%, 10/01/27	13,366	13,766,890
2.50%, 01/01/30	7,102	7,299,274
2.50%, 02/01/30	1,906	1,957,169
2.50%, 04/01/30	3,009	3,087,974
2.50%, 05/01/30	34,338	35,264,492
2.50%, 06/01/30	129,502	132,941,323
2.50%, 07/01/30	40,468	41,539,257
2.50%, 08/01/30	9,703	9,958,804
2.50%, 09/01/30	6,213	6,378,511
2.50%, 10/01/30	3,039	3,120,354

Security	Principal (000s)	Value
2.50%, 06/01/31[a]	$2,550	$2,614,945
2.50%, 01/01/43	2,818	2,803,326
2.50%, 02/01/43	2,785	2,769,912
2.50%, 03/01/43	2,741	2,726,211
2.50%, 06/01/43	6,667	6,631,576
2.50%, 08/01/43	936	930,547
2.50%, 04/01/45	111	110,167
2.50%, 05/01/45	977	971,493
3.00%, 12/01/20	492	513,249
3.00%, 03/01/21	15	15,336
3.00%, 04/01/21	13	13,124
3.00%, 05/01/21	15	16,035
3.00%, 08/01/21	556	579,851
3.00%, 09/01/21	53	55,591
3.00%, 10/01/21	203	211,258
3.00%, 02/01/22	49	51,034
3.00%, 03/01/22	14	14,136
3.00%, 07/01/22	626	653,569
3.00%, 09/01/22	23	23,902
3.00%, 12/01/22	87	90,682
3.00%, 09/01/26	134	139,949
3.00%, 01/01/27	11,259	11,757,081
3.00%, 03/01/27	396	412,945
3.00%, 11/01/27	21,507	22,479,736
3.00%, 12/01/28	58	60,169
3.00%, 05/01/29	805	839,486
3.00%, 08/01/29	663	691,314
3.00%, 09/01/29	1,738	1,813,143
3.00%, 10/01/29	12,843	13,403,810
3.00%, 11/01/29	30,253	31,545,147
3.00%, 12/01/29	2,100	2,188,730
3.00%, 01/01/30	5,562	5,799,027
3.00%, 02/01/30	8,376	8,733,876
3.00%, 03/01/30	59,460	62,002,955
3.00%, 04/01/30	27,752	28,940,671
3.00%, 05/01/30	18,339	19,126,969
3.00%, 06/01/30	4,603	4,798,354
3.00%, 07/01/30	19,197	20,017,268

461

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2016

Security	Principal (000s)	Value
3.00%, 08/01/30	$813	$846,807
3.00%, 09/01/30	12,812	13,358,853
3.00%, 10/01/30	1,829	1,906,689
3.00%, 03/01/31	18,863	19,669,058
3.00%, 05/01/31	13,456	14,033,330
3.00%, 06/01/31[a]	13,650	14,227,992
3.00%, 05/01/33	2,525	2,630,786
3.00%, 03/01/42	648	664,875
3.00%, 02/01/43	60	61,170
3.00%, 03/01/43	443	454,789
3.00%, 04/01/43	13,821	14,195,321
3.00%, 05/01/43	148,222	152,137,809
3.00%, 06/01/43	26,279	26,969,668
3.00%, 07/01/43	23,017	23,621,616
3.00%, 08/01/43	19,309	19,811,826
3.00%, 09/01/43	24,131	24,764,308
3.00%, 10/01/43	2,088	2,142,162
3.00%, 11/01/43	143	146,622
3.00%, 12/01/43	6,889	7,070,331
3.00%, 01/01/44	447	458,921
3.00%, 02/01/44	34,896	35,889,274
3.00%, 03/01/45	516	529,596
3.00%, 04/01/45	3,979	4,078,760
3.00%, 05/01/45	4,772	4,890,809
3.00%, 06/01/45	470	482,170
3.00%, 04/01/46	30,209	30,963,927
3.00%, 06/01/46[a]	277,628	284,351,803
3.50%, 04/01/27	5,286	5,595,570
3.50%, 11/01/30	2,545	2,694,421
3.50%, 03/01/31	1,730	1,828,637
3.50%, 06/01/31[a]	93,475	98,659,941
3.50%, 01/01/32	4,820	5,092,546
3.50%, 06/01/32	2,342	2,475,747
3.50%, 06/01/35	28,846	30,531,376
3.50%, 05/01/42	3,382	3,565,883
3.50%, 12/01/42	5,265	5,531,927
3.50%, 05/01/43	41,469	43,527,879
3.50%, 06/01/43	19,499	20,442,184
3.50%, 09/01/45	322,295	338,120,555
3.50%, 11/01/45	7,537	7,902,700
3.50%, 12/01/45	7,213	7,552,325
3.50%, 01/01/46	39,562	41,424,063
3.50%, 02/01/46	11,564	12,109,215
3.50%, 03/01/46	76,840	80,473,328

Security	Principal (000s)	Value
3.50%, 04/01/46	$285,857	$299,364,812
3.50%, 05/01/46	9,482	9,929,672
3.50%, 06/01/46[a]	97,132	101,669,886
4.00%, 03/01/24	2,634	2,794,857
4.00%, 10/01/25	6,401	6,797,742
4.00%, 11/01/25	3,039	3,233,798
4.00%, 03/01/26	1,861	1,976,020
4.00%, 06/01/26	11,922	12,655,741
4.00%, 09/01/26	4,328	4,604,935
4.00%, 12/01/30	3,179	3,422,821
4.00%, 01/01/31	1,961	2,111,048
4.00%, 02/01/31	1,618	1,741,685
4.00%, 06/01/31[a]	24,875	25,698,984
4.00%, 10/01/31	4,689	5,048,385
4.00%, 02/01/32	11,214	12,066,999
4.00%, 03/01/42	23,742	25,554,928
4.00%, 10/01/44	17,436	18,616,015
4.00%, 07/01/45	61,130	65,280,441
4.00%, 08/01/45	96,796	103,483,701
4.00%, 09/01/45	307,487	328,431,203
4.00%, 03/01/46	79,082	84,596,218
4.00%, 04/01/46	5,705	6,104,785
4.00%, 05/01/46	28,123	30,110,585
4.00%, 06/01/46[a]	20,382	21,761,974
4.50%, 09/01/18	773	793,103
4.50%, 04/01/19	624	642,066
4.50%, 11/01/22	1,465	1,517,332
4.50%, 06/01/23	524	542,528
4.50%, 03/01/24	421	434,280
4.50%, 10/01/24	2,540	2,722,217
4.50%, 02/01/25	2,826	3,013,387
4.50%, 04/01/25	3,787	4,065,240
4.50%, 06/01/25	3,064	3,264,491
4.50%, 06/01/31[a]	4,425	4,541,156
4.50%, 08/01/31	6,635	7,281,682
4.50%, 05/01/39	3,615	3,973,235
4.50%, 09/01/40	7,226	7,883,263
4.50%, 12/01/40	5,784	6,311,157
4.50%, 01/01/41	11,879	12,962,596
4.50%, 04/01/41	12,381	13,616,483
4.50%, 05/01/41	25,303	27,674,706
4.50%, 06/01/41	7,211	7,922,678
4.50%, 08/01/41	12,077	13,178,744
4.50%, 09/01/41	26,429	29,010,397

462

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2016

Security	Principal (000s)	Value
4.50%, 03/01/46	$6,179	$6,760,701
4.50%, 04/01/46	14,949	16,357,231
4.50%, 06/01/46[a]	137,478	149,652,091
5.00%, 08/01/20	952	977,772
5.00%, 07/01/23	3,501	3,747,624
5.00%, 12/01/23	1,507	1,612,963
5.00%, 05/01/25	601	624,452
5.00%, 06/01/31[a]	1,283	1,315,075
5.00%, 11/01/33	6,112	6,812,196
5.00%, 03/01/36	2,293	2,547,976
5.00%, 05/01/36	1,965	2,183,311
5.00%, 02/01/38	2,657	2,952,531
5.00%, 03/01/39	2,134	2,393,586
5.00%, 12/01/39	1,907	2,117,760
5.00%, 01/01/40	47	51,701
5.00%, 04/01/40	4,064	4,509,944
5.00%, 05/01/40	338	375,356
5.00%, 06/01/40	450	502,102
5.00%, 07/01/40	6,035	6,721,616
5.00%, 08/01/40	17,754	19,948,714
5.00%, 09/01/40	143	159,055
5.00%, 10/01/40	422	472,071
5.00%, 02/01/41	30	33,299
5.00%, 03/01/41	5,541	6,163,585
5.00%, 04/01/41	10,058	11,277,680
5.00%, 05/01/41	38,497	42,961,156
5.00%, 06/01/41	2,551	2,859,200
5.00%, 08/01/41	4,244	4,776,593
5.00%, 07/01/45	19,031	21,151,014
5.00%, 06/01/46[a]	114,465	126,956,479
5.50%, 12/01/19	1,518	1,575,045
5.50%, 05/01/33	2,316	2,620,792
5.50%, 11/01/33	4,700	5,318,258
5.50%, 09/01/34	3,388	3,837,423
5.50%, 04/01/36	6,132	6,912,292
5.50%, 05/01/36	1,267	1,426,989
5.50%, 09/01/36	9,010	10,194,177
5.50%, 08/01/37	8,048	9,099,247
5.50%, 03/01/38	3,195	3,611,689
5.50%, 07/01/38	2,387	2,696,036
5.50%, 11/01/38	2,422	2,729,051
5.50%, 07/01/40	6,296	7,152,038
5.50%, 09/01/40	16,301	18,475,106
5.50%, 06/01/46[a]	31,857	35,729,617

Security	Principal (000s)	Value
6.00%, 03/01/34	$3,523	$4,079,446
6.00%, 05/01/34	652	760,667
6.00%, 08/01/34	1,171	1,351,093
6.00%, 11/01/34	383	441,283
6.00%, 06/01/36	2,176	2,488,459
6.00%, 08/01/36	2,190	2,499,533
6.00%, 03/01/38	1,304	1,505,165
6.00%, 05/01/38	3,050	3,490,282
6.00%, 08/01/38	244	278,209
6.00%, 06/01/39	10,204	11,706,430
6.00%, 10/01/39	809	930,057
6.00%, 06/01/46[a]	2,896	3,302,794
6.50%, 08/01/36	86	98,107
6.50%, 09/01/36	673	774,288
6.50%, 10/01/36	100	115,482
6.50%, 12/01/36	113	129,358
6.50%, 07/01/37	180	212,842
6.50%, 08/01/37	5,249	6,068,689
6.50%, 10/01/37	315	361,971
6.50%, 11/01/37	46	52,820
6.50%, 12/01/37	235	269,368
6.50%, 06/01/38	49	55,975
6.50%, 10/01/39	5,081	5,818,064
6.50%, 05/01/40	3,494	4,060,541
7.00%, 04/01/37	1,759	2,055,707
FRN, (12 mo. LIBOR US + 1.530%)
1.89%, 04/01/43	2,588	2,634,957
FRN, (12 mo. LIBOR US + 1.535%)
2.05%, 06/01/43	6,864	6,971,706
FRN, (12 mo. LIBOR US + 1.695%)
2.48%, 08/01/42	9,667	9,971,304
FRN, (12 mo. LIBOR US + 1.759%)
2.82%, 08/01/41	733	771,491
FRN, (12 mo. LIBOR US + 1.789%)
2.75%, 12/01/38	1,374	1,448,760
FRN, (12 mo. LIBOR US + 1.805%)
2.42%, 02/01/42	6,076	6,407,583

463

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2016

Security	Principal (000s)	Value
FRN, (12 mo. LIBOR US + 1.818%)
3.30%, 09/01/41	$399	$413,385
FRN, (12 mo. LIBOR US + 1.830%)
2.94%, 10/01/41	4,100	4,310,861
Government National Mortgage Association
2.50%, 06/01/46[a]	4,475	4,471,504
3.00%, 07/15/27	11,085	11,568,558
3.00%, 09/15/42	543	563,658
3.00%, 10/15/42	1,804	1,867,357
3.00%, 04/15/43	79	82,319
3.00%, 09/20/43	4,063	4,215,934
3.00%, 11/20/43	142	147,134
3.00%, 12/20/43	42	44,088
3.00%, 01/20/44	12,399	12,866,996
3.00%, 02/20/44	3,252	3,375,033
3.00%, 03/20/44	4,090	4,244,839
3.00%, 04/20/44	75	77,387
3.00%, 06/20/44	727	754,611
3.00%, 07/20/44	2,956	3,064,514
3.00%, 08/20/44	91,920	95,391,353
3.00%, 10/15/44	3,819	3,952,317
3.00%, 05/15/45	3,523	3,653,122
3.00%, 08/20/45	140,205	145,307,337
3.00%, 06/01/46[a]	190,475	197,302,814
3.50%, 01/15/41	95	100,587
3.50%, 09/15/41	880	929,411
3.50%, 11/15/41	236	249,373
3.50%, 12/15/41	9,057	9,570,350
3.50%, 01/15/42	1,361	1,438,567
3.50%, 02/15/42	219	231,247
3.50%, 03/15/42	199	210,418
3.50%, 04/15/42	351	371,277
3.50%, 07/15/42	886	935,193
3.50%, 09/15/42	3,678	3,891,413
3.50%, 10/15/42	3,704	3,915,549
3.50%, 11/15/42	2,750	2,904,625
3.50%, 01/15/43	418	443,418
3.50%, 02/15/43	351	370,778
3.50%, 03/15/43	1,886	2,009,093
3.50%, 05/15/43	3,440	3,638,451
3.50%, 06/15/43	5,027	5,333,302

Security	Principal (000s)	Value
3.50%, 08/15/43	$1,714	$1,810,052
3.50%, 09/15/44	781	826,956
3.50%, 07/20/45	274,903	290,534,660
3.50%, 01/20/46	109,532	115,807,619
3.50%, 02/20/46	62,539	66,132,862
3.50%, 03/20/46	12,850	13,586,910
3.50%, 05/20/46	44,227	46,767,143
3.50%, 06/01/46[a]	287,736	303,774,062
4.00%, 01/15/41	144	154,680
4.00%, 02/15/41	10,576	11,356,831
4.00%, 03/15/41	1,688	1,820,762
4.00%, 04/15/41	7,372	7,908,371
4.00%, 05/15/41	1,318	1,421,545
4.00%, 07/15/41	4,298	4,614,155
4.00%, 09/15/41	375	402,251
4.00%, 12/15/41	2,646	2,852,747
4.00%, 01/15/42	1,622	1,744,959
4.00%, 02/15/42	7,364	7,937,675
4.00%, 03/15/42	11,027	11,905,486
4.00%, 04/15/42	8,475	9,091,625
4.00%, 05/15/42	2,009	2,169,010
4.00%, 08/15/42	2,593	2,800,710
4.00%, 10/15/42	753	812,718
4.00%, 03/15/44	561	600,891
4.00%, 08/15/44	103	110,317
4.00%, 08/20/44	11,535	12,310,666
4.00%, 10/20/44	27,441	29,285,338
4.00%, 10/20/45	4,584	4,891,568
4.00%, 01/20/46	15,812	16,882,210
4.00%, 03/20/46	43,220	46,221,460
4.00%, 05/20/46	43,841	46,820,984
4.00%, 06/01/46[a]	215,806	230,204,307
4.50%, 04/15/39	903	995,149
4.50%, 08/15/39	6,443	7,098,025
4.50%, 11/20/39	2,236	2,441,405
4.50%, 01/20/40	2,449	2,674,152
4.50%, 06/15/40	9,881	10,892,684
4.50%, 07/15/40	7,319	8,045,652
4.50%, 08/15/40	19,790	21,766,758
4.50%, 08/20/40	4,120	4,499,314
4.50%, 10/20/40	9,920	10,832,648
4.50%, 04/20/41	9,743	10,612,655
4.50%, 06/20/41	13,324	14,549,315
4.50%, 09/20/41	6,357	6,941,613

464

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2016

Security	Principal (000s)	Value
4.50%, 11/20/41	$6,155	$6,720,753
4.50%, 11/20/45	21,788	23,400,840
4.50%, 06/01/46[a]	99,854	107,974,011
5.00%, 05/20/33	671	752,603
5.00%, 07/20/35	2,869	3,217,953
5.00%, 12/15/36	11,002	12,406,572
5.00%, 01/15/39	4,555	5,091,670
5.00%, 07/15/39	11,984	13,409,190
5.00%, 10/20/39	4,168	4,623,837
5.00%, 05/15/40	2,414	2,695,819
5.00%, 07/20/40	14,737	16,336,377
5.00%, 08/20/40	4,262	4,723,769
5.00%, 11/20/41	10,538	11,819,702
5.00%, 07/20/42	2,110	2,292,116
5.00%, 06/01/46[a]	28,225	30,483,000
5.50%, 11/20/34	3,290	3,703,370
5.50%, 03/15/36	2,465	2,809,436
5.50%, 03/20/36	715	795,843
5.50%, 07/20/36	939	1,040,544
5.50%, 06/20/38	4,091	4,502,424
5.50%, 10/15/38	2,516	2,822,397
5.50%, 03/20/39	2,655	2,945,012
5.50%, 12/15/39	713	800,211
5.50%, 01/15/40	5,907	6,628,728
5.50%, 07/20/40	5,816	6,377,869
6.00%, 03/15/37	5,127	5,878,083
6.00%, 09/20/38	6,558	7,441,211
6.00%, 12/15/38	2,409	2,730,205
6.00%, 11/15/39	960	1,088,183
6.00%, 06/01/46[a]	7,000	7,920,938
6.50%, 10/20/38	2,668	3,122,618

		8,370,860,678

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $8,289,775,628)		8,370,860,678

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 29.88%

MONEY MARKET FUNDS — 29.88%
BlackRock Cash Funds: Prime, SL Agency Shares
0.47%[b,c]	2,505,560	$2,505,560,406
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[b,c]	100	100,000

		2,505,660,406

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,505,660,406)		2,505,660,406

TOTAL INVESTMENTS IN SECURITIES — 129.71%
(Cost: $10,795,436,034)[d]		10,876,521,084
Other Assets, Less Liabilities — (29.71)%		(2,491,461,459)

NET ASSETS — 100.00%		$8,385,059,625

FRN — Floating Rate Note

[a]	To-be-announced (TBA).
[b]	Affiliated issuer. See Schedule 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $10,796,489,253. Net unrealized appreciation was $80,031,831, of which $86,031,403 represented gross unrealized appreciation on securities and $5,999,572 represented gross unrealized depreciation on securities.

465

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MBS ETF

May 31, 2016

Schedule — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government agency obligations	$—	$8,370,860,678	$—	$8,370,860,678
Money market funds	2,505,660,406	—	—	2,505,660,406

Total	$2,505,660,406	$8,370,860,678	$—	$10,876,521,084

466

Schedule of Investments (Unaudited)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.29%

ALABAMA — 0.41%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$2,000	$2,307,620
5.00%, 09/01/24	(Call 09/01/22)	2,500	2,957,275
5.00%, 09/01/30	(Call 09/01/24)	2,000	2,450,760
Series 2007-2, Class A4
5.00%, 09/01/28	(Call 09/01/24)	3,500	4,320,750
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/18		500	539,630
5.00%, 05/01/19		1,120	1,249,147
Series B
5.00%, 01/01/21		3,500	4,086,250
5.00%, 01/01/22		4,000	4,782,600
5.00%, 01/01/24		1,000	1,241,880
5.00%, 01/01/26	(Call 07/01/24)	2,000	2,506,760
Baldwin County Board of Education/AL RB
4.50%, 07/01/37	(PR 07/01/17) (AMBAC)	95	98,900
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	405	419,296
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/41	(Call 01/01/21)	1,185	1,351,090

			28,311,958
ALASKA — 0.04%
City of Anchorage AK Electric Revenue RB Series A
4.00%, 12/01/44	(Call 12/01/24)	2,000	2,110,620
Municipality of Anchorage AK GO Series B
5.25%, 12/01/16	(AMBAC)	300	307,029

			2,417,649
ARIZONA — 1.45%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/25	(PR 07/01/16)	6,700	6,724,991
5.00%, 07/01/30	(Call 07/01/24)	2,000	2,460,840

Security		Principal (000s)	Value
Series A
5.00%, 07/01/21		$1,500	$1,778,625
5.00%, 07/01/24	(Call 07/01/21)	935	1,109,957
5.00%, 07/01/29	(Call 07/01/22)	1,000	1,200,190
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,371,020
Arizona School Facilities Board COP
5.13%, 09/01/21	(PR 09/01/18)	1,000	1,095,760
5.25%, 09/01/23	(PR 09/01/18)	1,465	1,609,361
5.75%, 09/01/19	(PR 09/01/18)	1,250	1,387,075
Series A
5.00%, 09/01/23		750	917,168
Arizona State University RB Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,169,770
Arizona Transportation Board RB
5.00%, 07/01/17		700	732,893
5.00%, 07/01/23		1,500	1,853,280
5.00%, 07/01/24	(PR 07/01/19)	685	769,098
5.25%, 07/01/20	(Call 07/01/19)	480	543,509
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/22		1,425	1,739,198
5.00%, 10/01/30	(PR 10/01/20)	2,600	3,028,480
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/32	(Call 07/01/26)	1,500	1,690,860
5.25%, 07/01/16	(ETM) (NPFGC)	135	135,529
5.25%, 07/01/16	(NPFGC)	85	85,336
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	280	281,098
City of Phoenix AZ GO
4.00%, 07/01/24		1,040	1,219,514
4.00%, 07/01/25	(Call 07/01/24)	2,000	2,333,720
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/16		1,000	1,003,770
5.00%, 07/01/17		6,000	6,279,900
5.00%, 07/01/20		3,000	3,458,100
Series 2015A
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,334,980

467

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series A
5.00%, 07/01/39	(Call 07/01/19)	$800	$887,256
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,913,231
5.00%, 07/01/41	(Call 07/01/25)	2,000	2,361,240
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,241,000
5.00%, 07/01/27	(Call 07/01/24)	3,000	3,710,250
Pinal County Electric District No. 3 RB
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,157,910
Salt River Project Agricultural Improvement & Power District RB
5.00%, 12/01/34	(Call 06/01/25)	2,500	3,057,300
Series A
5.00%, 01/01/21	(Call 01/01/18)	2,000	2,133,200
5.00%, 12/01/26	(Call 12/01/21)	2,030	2,421,628
5.00%, 01/01/27	(Call 01/01/18)	1,800	1,916,640
5.00%, 12/01/28	(Call 12/01/21)	2,075	2,469,312
5.00%, 12/01/29	(Call 06/01/22)	400	479,516
5.00%, 12/01/30	(Call 06/01/22)	2,500	2,998,725
5.00%, 12/01/31	(Call 06/01/22)	1,500	1,795,425
5.00%, 01/01/32	(Call 01/01/19)	3,045	3,363,050
5.00%, 01/01/38	(Call 01/01/18)	8,265	8,774,868
5.00%, 12/01/45	(Call 06/01/25)	5,000	6,015,250
Series B
4.00%, 01/01/18		1,225	1,286,948
5.00%, 12/01/19		500	568,000
State of Arizona COP
Series A
5.00%, 10/01/18	(AGM)	200	218,644
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,116,480
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	401,086

			99,600,981
ARKANSAS — 0.08%
State of Arkansas GO
5.00%, 06/15/21		4,885	5,803,869

			5,803,869
CALIFORNIA — 22.82%
Acalanes Union High School District GO Series A
0.00%, 08/01/39	(Call 08/01/29)	3,000	2,797,830

Security		Principal (000s)	Value
Alameda Corridor Transportation Authority RB
Series B
5.00%, 10/01/34	(Call 10/01/26)	$2,000	$2,406,300
5.00%, 10/01/36	(Call 10/01/26)	1,000	1,210,170
5.00%, 10/01/37	(Call 10/01/26)	1,500	1,788,330
Alameda County Transportation Commission
4.00%, 03/01/22		500	578,570
Allan Hancock Joint Community College District/CA GO Series C
0.00%, 08/01/47	(Call 08/01/40)	1,000	572,910
Alvord Unified School District GO Series B
0.00%, 08/01/36	(AGM)	2,000	966,940
Anaheim Public Financing Authority RB
0.00%, 09/01/32	(AGM)	3,040	1,760,494
Anaheim Redevelopment Agency TA Series A
5.00%, 02/01/31	(Call 02/01/18) (AGM)	1,000	1,060,520
Bay Area Toll Authority RB
Series A
1.00%, 04/01/47	(Call 10/01/16)	1,000	1,000,830
Series B
1.50%, 04/01/47	(Call 10/01/17)	5,500	5,544,330
Series C
1.88%, 04/01/47	(Call 10/01/18)	5,665	5,775,694
Series D
1.88%, 04/01/34	(Call 10/01/19)	2,200	2,240,392
Series F
5.00%, 04/01/31	(PR 04/01/17)	680	705,031
Series F-1
5.00%, 04/01/23	(Call 04/01/22)	1,860	2,245,690
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,202,060
5.00%, 04/01/28	(PR 04/01/19)	25	27,820
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,401,960
5.00%, 04/01/31	(Call 04/01/22)	200	239,576
5.00%, 04/01/34	(PR 04/01/18)	500	539,045
5.00%, 04/01/39	(PR 04/01/18)	2,675	2,883,891
5.00%, 04/01/54	(Call 04/01/24)	2,000	2,344,320
5.13%, 04/01/39	(PR 04/01/19)	825	920,931

468

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.25%, 04/01/24	(PR 04/01/19)	$2,500	$2,799,425
5.50%, 04/01/43	(PR 04/01/18)	1,400	1,522,052
5.63%, 04/01/44	(PR 04/01/19)	1,295	1,463,635
Series F-2
4.00%, 04/01/21		1,000	1,134,620
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,863,006
Series S-4
5.00%, 04/01/29	(Call 04/01/23)	1,090	1,315,249
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,389,840
5.00%, 04/01/43	(Call 04/01/23)	1,750	2,060,467
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,667,420
5.25%, 04/01/53	(Call 04/01/23)	370	437,425
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	3,500	4,113,655
Bay Area Water Supply & Conservation Agency RB Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,792,380
Beverly Hills Unified School District CA GO
0.00%, 08/01/33		1,000	632,100
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	2,000	2,360,290
5.00%, 10/01/49	(Call 04/01/26)	500	601,955
Series T-1
5.00%, 03/15/39		120	166,992
Series U-3
5.00%, 06/01/43		3,000	4,280,460
Series U-6
5.00%, 05/01/45		5,000	7,208,300
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,547,516
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	2,000	2,659,040
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	664,760
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	5,710	7,533,831

Security		Principal (000s)	Value
California State Public Works Board RB
Series A
5.00%, 12/01/19	(AMBAC)	$15	$16,132
5.00%, 04/01/20		690	790,029
5.00%, 04/01/22		1,810	2,178,534
5.00%, 09/01/27	(Call 09/01/24)	2,175	2,675,098
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,358,620
5.00%, 09/01/32	(Call 09/01/24)	1,535	1,860,174
5.00%, 09/01/39	(Call 09/01/24)	1,000	1,191,860
6.25%, 04/01/34	(Call 04/01/19)	1,725	2,000,120
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,179,390
Series B
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,193,620
Series C
4.00%, 06/01/28	(Call 06/01/22)	200	224,474
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,804,635
5.00%, 12/01/31	(Call 12/01/21)	750	890,265
Series E
5.00%, 09/01/21		2,000	2,379,500
Series F
5.00%, 05/01/19		2,850	3,174,843
5.00%, 05/01/20		1,000	1,147,850
5.00%, 05/01/23		3,420	4,211,217
5.00%, 05/01/26	(Call 05/01/25)	1,990	2,496,933
5.00%, 05/01/27	(Call 05/01/25)	1,500	1,868,595
Series G
5.00%, 01/01/21		4,505	5,266,165
5.00%, 11/01/37	(Call 11/01/22)	3,175	3,722,910
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	3,025	3,501,074
Series H
5.00%, 12/01/19		5,000	5,674,500
5.00%, 09/01/38	(PR 09/01/23)	1,000	1,252,560
Series I
5.00%, 11/01/38	(Call 11/01/23)	1,895	2,270,570
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	716,286
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,880,659
4.00%, 11/01/34	(Call 05/01/26)	1,000	1,127,260

469

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
4.00%, 11/01/34	(Call 11/01/25)	$2,000	$2,248,500
4.00%, 11/01/35	(Call 05/01/26)	5,000	5,617,650
4.00%, 11/01/45	(Call 05/01/26)	2,000	2,202,880
5.00%, 11/01/23		1,000	1,248,880
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,488,063
5.00%, 11/01/24	(Call 11/01/23)	1,000	1,263,730
5.00%, 11/01/25	(Call 11/01/23)	1,400	1,758,330
5.00%, 11/01/29	(Call 05/01/26)	700	883,246
5.00%, 11/01/30	(Call 11/01/25)	2,000	2,506,780
5.00%, 11/01/31	(Call 05/01/26)	500	626,140
5.00%, 11/01/32	(Call 05/01/26)	1,000	1,247,220
5.00%, 11/01/33	(Call 11/01/25)	1,500	1,851,120
5.00%, 11/01/34	(Call 11/01/24)	2,950	3,622,128
5.00%, 11/01/37	(Call 11/01/22)	5,320	6,325,852
5.00%, 11/01/39	(PR 05/01/18) (AGM)	985	1,065,888
5.00%, 11/01/39	(Call 05/01/18) (AGM)	15	16,175
5.00%, 11/01/39	(Call 11/01/24)	500	604,035
5.00%, 11/01/41	(Call 05/01/26)	1,000	1,219,340
5.00%, 11/01/43	(Call 11/01/25)	2,000	2,415,300
5.00%, 11/01/44	(Call 11/01/24)	700	841,491
5.00%, 11/01/47	(Call 11/01/25)	1,000	1,203,620
5.25%, 11/01/34	(PR 05/01/19)	500	563,140
5.25%, 11/01/38	(PR 05/01/19)	1,575	1,773,891
Centinela Valley Union High School District GO Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	822,280
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	1,750	1,908,987
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,419,000
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	600	604,374
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	225,860
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	109,409
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	173,675

Security		Principal (000s)	Value
Chaffey Joint Union High School District GO Series B
4.00%, 08/01/44	(Call 02/01/25)	$2,000	$2,191,560
City & County of San Francisco CA COP Series A
5.00%, 04/01/29	(Call 04/01/19)	500	554,805
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		2,500	2,717,875
5.00%, 06/15/21		25	29,760
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,214,660
City of Bakersfield CA Wastewater Revenue RB Series A
5.00%, 09/15/32	(PR 09/15/17) (AGM)	2,000	2,112,840
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		1,200	1,357,212
5.00%, 09/01/20		1,250	1,455,238
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		4,425	4,964,540
5.00%, 06/01/26	(Call 06/01/23)	1,000	1,231,330
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,202,290
5.00%, 06/01/39	(Call 06/01/19)	500	556,675
Series B
5.00%, 06/01/22		2,625	3,196,147
5.00%, 06/01/23		200	248,732
5.00%, 06/01/31	(Call 06/01/22)	1,000	1,199,490
5.00%, 06/01/32	(Call 06/01/22)	400	478,780
City of Los Angeles Department of Airports RB
Series A
5.00%, 05/15/26	(Call 05/15/20)	2,705	3,113,807
5.00%, 05/15/28	(Call 05/15/20)	2,000	2,300,160
5.00%, 05/15/32	(Call 05/15/20)	1,125	1,295,696
5.00%, 05/15/35	(Call 05/15/20)	4,870	5,554,040
5.00%, 05/15/40	(Call 05/15/20)	6,700	7,613,344
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,119,090

470

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 05/15/35	(Call 05/15/22)	$500	$592,635
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,404,010
Series C
5.00%, 05/15/38	(Call 05/15/25)	750	898,943
Series D
5.25%, 05/15/33	(Call 05/15/20)	700	810,614
City of Redding CA COP Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,073,450
City of Sacramento CA Water Revenue RB
5.00%, 09/01/42	(Call 09/01/23)	750	896,655
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25	(Call 05/01/25)	800	1,022,240
5.00%, 11/01/31	(Call 05/01/25)	2,000	2,462,040
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,452,940
Series A
5.00%, 11/01/30	(Call 11/01/21)	500	593,665
5.00%, 11/01/32	(Call 11/01/21)	400	472,640
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,737,600
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,181,930
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,199,597
5.00%, 11/01/43	(Call 05/01/22)	1,000	1,177,010
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,128,190
City of San Jose CA Airport Revenue RB Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,430,463
Clovis Unified School District GO Series D
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,104,060
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)	2,000	991,420
5.00%, 08/01/29	(Call 08/01/25)	2,000	2,515,460
Series A
5.00%, 08/01/38	(Call 08/01/23)	2,750	3,294,142
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	7,535	9,025,950

Security		Principal (000s)	Value
Series A
4.00%, 08/01/39	(Call 08/01/24)	$750	$820,433
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,296,346
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,370,200
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,878,092
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,425,680
Cucamonga Valley Water District RB Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	896,873
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	408,120
5.00%, 08/01/37	(PR 08/01/17) (AGM)	1,620	1,702,701
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B
5.00%, 06/01/24		500	635,960
Series A
5.00%, 06/01/26	(PR 06/01/17) (NPFGC-FGIC)	1,545	1,613,073
5.00%, 06/01/30	(Call 06/01/25)	1,750	2,188,637
5.00%, 06/01/32	(PR 06/01/17) (NPFGC-FGIC)	1,000	1,044,060
5.00%, 06/01/35	(Call 06/01/25)	2,500	3,064,150
5.00%, 06/01/36	(Call 06/01/20)	13,210	15,165,740
5.00%, 06/01/36	(Call 06/01/25)	1,925	2,345,362
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	275	287,117
Series B
5.00%, 06/01/16		1,800	1,800,000
5.00%, 06/01/17		2,000	2,088,600
5.00%, 06/01/22		2,000	2,442,400
5.00%, 06/01/23		1,000	1,248,200
Eastern Municipal Water District COP Series H
5.00%, 07/01/35	(Call 07/01/18)	500	542,430

471

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
El Camino Community College District GO
Series 2012-A
4.00%, 08/01/45	(Call 08/01/26)	$2,000	$2,214,740
Series C
0.00%, 08/01/32		200	121,826
0.00%, 08/01/34		2,000	1,135,580
El Dorado Irrigation District/El Dorado County Water Agency RB Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	594,140
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	619,239
0.00%, 08/01/51		1,000	249,420
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,158,970
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,158,970
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34	(AGM)	1,000	526,290
0.00%, 01/15/35	(AGM)	1,700	857,327
Series A
0.00%, 01/01/20	(ETM)	1,355	1,292,602
0.00%, 01/01/23	(ETM)	500	447,855
0.00%, 01/01/25	(ETM)	200	170,904
0.00%, 01/01/26	(ETM)	1,500	1,246,635
0.00%, 01/01/28	(ETM)	4,450	3,501,571
0.00%, 01/01/30	(ETM)	1,000	743,890
Fremont Union High School District GO
4.00%, 08/01/40	(Call 08/01/24)	2,000	2,198,580
Glendale Unified School District/CA GO Series B
4.00%, 09/01/41	(Call 09/01/25)	1,650	1,821,633
Long Beach Community College District GO
Series B
0.00%, 08/01/49	(Call 08/01/42)	2,000	1,179,220
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,773,180

Security		Principal (000s)	Value
Long Beach Unified School District GO Series D-1
0.00%, 08/01/39	(Call 02/01/25)	$800	$311,840
Los Angeles Community College District/CA GO
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,000	1,128,270
4.00%, 08/01/33	(Call 08/01/24)	1,500	1,685,280
5.00%, 08/01/22		1,000	1,222,380
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	2,000	2,102,100
5.00%, 08/01/29	(Call 08/01/24)	4,250	5,307,782
5.00%, 08/01/30	(Call 08/01/24)	7,000	8,700,020
5.00%, 08/01/31	(Call 08/01/24)	2,000	2,478,860
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	8,410	8,839,330
6.00%, 08/01/33	(PR 08/01/19)	3,000	3,474,150
Series C
5.00%, 06/01/26		1,000	1,303,830
Series E
5.00%, 08/01/31	(PR 08/01/16) (AGM)	1,500	1,511,190
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	13,000	14,187,940
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	2,595	2,832,131
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/20	(PR 08/15/18)	1,200	1,312,596
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		1,300	1,507,532
Series A
5.00%, 07/01/21	(Call 07/01/18) (AGM)	2,030	2,210,203
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	217,624
Series B
5.00%, 07/01/17		1,000	1,047,660
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,195,570
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,168,790
Series D
4.00%, 12/01/40	(Call 12/01/25)	2,000	2,167,700

472

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 12/01/45	(Call 12/01/25)	$2,000	$2,386,880
Los Angeles County Sanitation Districts Financing Authority RB Series A
5.00%, 10/01/20		1,000	1,165,490
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/16		500	501,900
5.00%, 07/01/20		1,500	1,738,155
5.00%, 07/01/21		35	41,673
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,795,605
5.00%, 07/01/28	(Call 01/01/25)	2,000	2,485,300
Series A-1
5.25%, 07/01/38	(Call 07/01/18)	1,920	2,086,157
Series B
5.00%, 07/01/43	(Call 01/01/24)	1,780	2,114,017
5.00%, 07/01/43	(Call 07/01/22)	4,415	5,181,179
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,867,239
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,250	1,533,825
5.00%, 07/01/44	(Call 07/01/24)	2,100	2,516,031
Series E
5.00%, 07/01/44	(Call 07/01/24)	2,000	2,396,220
Los Angeles Department of Water RB
Series A
5.00%, 07/01/41	(Call 01/01/26)	3,000	3,652,680
5.00%, 07/01/43	(Call 07/01/22)	2,500	2,963,775
5.00%, 07/01/46	(Call 01/01/26)	3,000	3,638,400
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,880,982
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	5,045	5,270,259
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,324,520
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,826,760
5.00%, 07/01/32	(Call 01/01/24)	1,145	1,399,992
5.00%, 07/01/33	(Call 07/01/23)	2,500	3,013,150
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,441,908
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,188,050
5.00%, 07/01/43	(Call 07/01/22)	4,540	5,382,215

Security		Principal (000s)	Value
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/33	(Call 07/01/25)	$1,000	$1,125,520
5.00%, 07/01/17	(PR 07/01/16) (NPFGC)	1,000	1,003,640
5.00%, 07/01/20		4,000	4,638,560
5.00%, 07/01/23		1,000	1,242,730
5.00%, 07/01/24		4,000	5,063,760
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,183,320
5.00%, 07/01/40	(Call 07/01/25)	4,000	4,808,000
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,750	2,867,315
4.50%, 07/01/23	(Call 07/01/17) (AGM)	2,710	2,826,205
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,810	1,886,816
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	3,100	3,227,410
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	2,800	2,913,540
Series A-2
5.00%, 07/01/21		1,000	1,190,650
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	1,400	1,404,942
5.00%, 07/01/16	(AGM)	3,050	3,061,651
5.00%, 07/01/17		1,500	1,570,815
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	950	953,553
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	501,870
Series C
5.00%, 07/01/22		1,705	2,075,633
5.00%, 07/01/23		4,140	5,144,902
5.00%, 07/01/25	(Call 07/01/24)	2,050	2,586,280
5.00%, 07/01/30	(Call 07/01/24)	750	924,075
Series D
5.00%, 07/01/26	(Call 07/01/24)	1,550	1,943,452
5.00%, 01/01/34	(Call 07/01/19)	250	280,898
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,126,230
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,567,876

473

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series I
5.00%, 07/01/27	(Call 07/01/19)	$6,890	$7,725,826
5.00%, 07/01/29	(Call 07/01/19)	1,200	1,344,216
M-S-R Public Power Agency RB Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	325,980
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	197,213
0.00%, 08/01/51	(PR 08/01/21) (AGM)	1,175	107,242
Merced Union High School District GO Series C
0.00%, 08/01/46	(PR 08/01/21)	1,500	234,105
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		2,050	2,170,991
Series A
5.00%, 07/01/28	(Call 07/01/25)	1,750	2,211,457
5.00%, 07/01/32	(Call 07/01/17)	1,575	1,650,773
5.00%, 07/01/37	(Call 07/01/17)	3,855	4,037,033
Series C
5.00%, 07/01/17		2,000	2,095,760
5.00%, 10/01/26	(Call 10/01/21)	200	240,378
5.00%, 10/01/27		1,000	1,314,720
Series E
5.00%, 07/01/23		1,000	1,250,380
Series G
5.00%, 07/01/28	(Call 07/01/22)	560	678,989
Modesto Irrigation District COP Series A
6.00%, 10/01/39	(Call 04/01/19)	500	567,295
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	2,530	2,290,687
Series E
5.00%, 06/01/37	(Call 08/01/22)	2,355	2,788,414
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	933,040
0.00%, 08/01/43	(Call 08/01/35)	5,000	4,101,300

Security		Principal (000s)	Value
Municipal Improvement Corp. of Los Angeles RB Series B1
4.75%, 08/01/37	(Call 06/30/16) (NPFGC-FGIC)	$285	$285,000
Municipal Improvement Corp. of Los Angeles RB
Series B
4.00%, 11/01/34	(Call 11/01/26)	800	890,792
5.00%, 11/01/30	(Call 11/01/26)	2,000	2,504,640
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	745,365
0.00%, 08/01/41	(Call 08/01/21)	2,520	571,939
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,003,700
Orange County Sanitation District COP Series A
5.00%, 02/01/39	(PR 02/01/19)	500	554,845
Palomar Community College District GO Series C
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,102,350
Palomar Health GO Series A
0.00%, 08/01/31	(AGM)	1,000	602,390
Peralta Community College District GO Series C
5.00%, 08/01/39	(Call 08/01/19)	500	559,120
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		1,205	485,013
Pomona Public Financing Authority RB Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	647,344
Port of Los Angeles RB Series B
5.00%, 08/01/44	(Call 08/01/24)	2,430	2,889,999
Series C
5.25%, 08/01/23	(Call 08/01/19)	1,000	1,140,130

474

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Poway Unified School District GO
0.00%, 08/01/33		$1,000	$586,750
0.00%, 08/01/36		1,000	510,700
0.00%, 08/01/41		1,500	639,570
0.00%, 08/01/46		5,200	1,726,764
0.00%, 08/01/51		1,250	333,500
Series B
0.00%, 08/01/34		4,630	2,610,116
Regents of the University of California Medical Center Pooled Revenue RB
Series A
4.50%, 05/15/37	(Call 06/10/16) (NPFGC)	200	200,630
4.75%, 05/15/31	(Call 06/10/16) (NPFGC)	1,250	1,254,063
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	560	569,442
Series 2004-C
0.00%, 08/01/42	(Call 08/01/34)	5,000	5,159,350
Riverside CA Sewer Revenue RB Series A
5.00%, 08/01/40	(Call 08/01/25)	1,690	1,997,073
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	1,000	1,209,830
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,835,610
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,345,020
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	440	571,520
Series A
5.40%, 11/01/20	(AMBAC)	425	465,855
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/36	(PR 06/01/16) (NPFGC-FGIC)	2,800	2,800,000

Security		Principal (000s)	Value
Series A
5.00%, 12/01/44	(Call 06/01/24)	$2,000	$2,390,920
Sacramento Municipal Utility District RB
5.13%, 07/01/29	(PR 07/01/16) (NPFGC)	1,000	1,003,770
Series A
5.00%, 08/15/41	(Call 08/15/23)	4,680	5,521,277
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	1,905	2,075,593
Series X
5.00%, 08/15/20		550	640,503
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,189,280
San Bernardino Community College District GO Series A
6.25%, 08/01/33	(PR 08/01/18)	300	335,460
San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	120	141,419
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	944,397
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,531,913
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,776,065
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,608,888
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,435,075
San Diego County Regional Transportation Commission RB Series A
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,171,610
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,921,500
San Diego County Water Authority Financing Corp. COP Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	630	681,736
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,170	3,421,476
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	1,735	2,086,320
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,192,420

475

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		$1,025	$1,245,385
5.00%, 05/15/23		1,500	1,862,670
5.00%, 05/15/25		2,500	3,213,025
Series A
5.00%, 05/15/29	(Call 05/15/26)	2,500	3,189,525
5.25%, 05/15/39	(PR 05/15/19)	1,000	1,127,610
Series B
5.00%, 05/15/18		1,000	1,082,560
5.00%, 05/15/22	(PR 05/15/19)	2,000	2,240,660
5.50%, 05/15/23	(PR 05/15/19)	1,445	1,639,916
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.00%, 08/01/28	(Call 08/01/26)	2,500	3,167,625
5.50%, 08/01/39	(Call 08/01/19)	700	797,601
San Diego Regional Building Authority RB
5.38%, 02/01/36	(PR 02/01/19)	1,500	1,679,340
San Diego Unified School District/CA GO
0.00%, 07/01/30		1,300	850,564
0.00%, 07/01/35		2,380	1,267,255
0.00%, 07/01/36		1,500	768,180
0.00%, 07/01/37		700	336,819
0.00%, 07/01/43		4,180	1,620,293
0.00%, 07/01/44		2,165	808,130
0.00%, 07/01/45		1,220	438,431
Series C
0.00%, 07/01/45		2,000	718,740
0.00%, 07/01/46		275	95,241
0.00%, 07/01/47		1,405	466,882
0.00%, 07/01/48	(Call 07/01/40)	1,500	1,093,320
5.00%, 07/01/35	(Call 07/01/23)	1,715	2,058,206
Series E
0.00%, 07/01/42		5,850	3,558,145
0.00%, 07/01/47	(Call 07/01/42)	2,800	1,745,548
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,215,972
5.25%, 07/01/28	(AGM)	1,000	1,323,320

Security		Principal (000s)	Value
Series G
0.00%, 07/01/38	(Call 01/01/24)	$4,000	$1,452,000
Series R-1
0.00%, 07/01/31		2,000	1,250,080
Series R-5
5.00%, 07/01/29	(Call 07/01/26)	2,000	2,543,320
Series SENIOR-1
4.00%, 07/01/32	(Call 07/01/26)	1,000	1,150,260
San Dieguito Union High School District GO Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,088,240
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	800	883,248
San Francisco Bay Area Rapid Transit District GO Series B
4.75%, 08/01/37	(Call 08/01/17)	900	944,271
5.00%, 08/01/32	(PR 08/01/17)	5,000	5,251,600
Series D
4.00%, 08/01/34	(Call 08/01/25)	2,000	2,272,420
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,182,350
San Francisco City & County Airport Commission San Francisco International Airport RB Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,201,430
Series A
5.00%, 05/01/26		500	644,205
Series B
5.00%, 05/01/43	(Call 05/01/23)	2,000	2,322,620
5.00%, 05/01/44	(Call 05/01/24)	2,000	2,330,520
San Francisco City & County Airports Commission San Francisco International Airport RB Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,124,450
Series B
4.90%, 05/01/29	(Call 11/01/19)	1,500	1,685,325
Series C
5.00%, 05/01/23	(Call 05/01/20)	1,605	1,850,982
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,591,400
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	565,985

476

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
San Francisco City & County Public Utilities Commission Wastewater Revenue RB Series B
4.00%, 10/01/39	(Call 10/01/22)	$3,500	$3,780,070
San Joaquin County Transportation Authority RB Series A
5.50%, 03/01/41	(Call 03/01/21)	4,600	5,479,336
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/19	(ETM)	980	952,864
0.00%, 01/01/20	(ETM)	500	478,845
0.00%, 01/01/25	(ETM)	2,100	1,805,223
0.00%, 01/01/27	(ETM)	1,075	873,588
5.00%, 01/15/29	(Call 01/15/25)	1,000	1,134,660
5.00%, 01/15/34	(Call 01/15/25)	2,000	2,265,620
5.00%, 01/15/50	(Call 01/15/25)	4,000	4,490,560
San Jose Financing Authority RB Series A
5.00%, 06/01/39	(Call 06/01/23)	3,165	3,707,924
San Marcos Unified School District GO Series B
0.00%, 08/01/47		1,700	521,118
0.00%, 08/01/51		1,500	389,940
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,203,450
Series B
5.00%, 09/01/38	(PR 09/01/16)	1,700	1,719,023
Series C
0.00%, 09/01/30	(NPFGC)	2,685	1,848,569
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	3,000	2,609,220
San Mateo Joint Powers Financing Authority RB Series A
5.00%, 07/15/33	(PR 07/15/18)	750	817,905
San Mateo Union High School District GO
0.00%, 09/01/33		500	397,560
0.00%, 09/01/41	(Call 09/01/36)	460	398,457
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	995,880
Santa Barbara Secondary High School District GO Series A
0.00%, 08/01/36		2,500	1,208,550

Security		Principal (000s)	Value
Santa Clara County Financing Authority RB Series L
5.25%, 05/15/36	(Call 05/15/18)	$1,500	$1,614,570
Santa Clara Valley Transportation Authority RB Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,400	1,451,534
Santa Clara Valley Water District RB Series A
5.00%, 06/01/46	(Call 12/01/25)	1,000	1,208,360
Santa Monica Community College District GO Series B
4.00%, 08/01/44	(Call 08/01/24)	1,500	1,636,275
Southern California Public Power Authority RB
5.00%, 07/01/26	(Call 01/01/25)	1,500	1,893,120
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	1,260	1,459,231
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,233,081
Series A
5.00%, 07/01/18		315	342,619
Series B
6.00%, 07/01/25	(PR 07/01/18)	2,500	2,774,100
Southern California Water Replenishment District RB
4.00%, 08/01/45	(Call 08/01/25)	1,500	1,663,800
Southwestern Community College District GO Series C
0.00%, 08/01/46		1,920	636,442
Series D
5.00%, 08/01/44	(Call 08/01/25)	2,000	2,394,600
State of California Department of Water Resources Power Supply Revenue RB Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,619,580
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	3,375	3,640,005
Series H
5.00%, 05/01/21	(PR 05/01/18)	1,075	1,163,279
5.00%, 05/01/21	(Call 05/01/18)	425	458,881
Series K
4.00%, 05/01/18		200	212,398
5.00%, 05/01/18		2,610	2,820,862
Series L
5.00%, 05/01/17		3,570	3,713,800

477

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 05/01/18		$1,290	$1,394,219
5.00%, 05/01/19		4,045	4,526,719
5.00%, 05/01/20		4,590	5,295,345
5.00%, 05/01/21	(PR 05/01/20)	1,805	2,082,374
5.00%, 05/01/21	(Call 05/01/20)	975	1,124,429
5.00%, 05/01/22	(PR 05/01/20)	715	824,874
5.00%, 05/01/22	(Call 05/01/20)	435	500,581
Series M
4.00%, 05/01/19		1,295	1,412,003
Series N
5.00%, 05/01/18		1,490	1,610,377
5.00%, 05/01/20		2,500	2,884,175
5.00%, 05/01/21		2,510	2,977,262
Series O
5.00%, 05/01/21		1,500	1,779,240
5.00%, 05/01/22		9,350	11,343,700
State of California Department of Water Resources RB
5.00%, 12/01/24	(PR 06/01/18)	635	689,337
5.00%, 12/01/24	(Call 06/01/18)	15	16,282
5.00%, 12/01/27	(PR 06/01/18)	485	526,501
5.00%, 12/01/27	(Call 06/01/18)	15	16,257
5.00%, 12/01/28	(PR 06/01/18)	670	727,332
5.00%, 12/01/28	(Call 06/01/18)	25	27,147
Series AS
5.00%, 12/01/24		2,700	3,451,275
5.00%, 12/01/26	(Call 12/01/24)	1,025	1,300,848
5.00%, 12/01/27	(Call 12/01/24)	1,000	1,262,400
5.00%, 12/01/28	(Call 12/01/24)	1,000	1,256,920
State of California GO
2.00%, 11/01/19		2,000	2,069,040
3.00%, 12/01/32	(Call 06/01/19)	1,365	1,443,515
3.50%, 10/01/17		1,000	1,037,700
4.00%, 08/01/17		9,475	9,846,420
4.00%, 09/01/17		295	307,343
4.00%, 09/01/20		500	560,330
4.00%, 12/01/26	(Call 06/01/16)	4,000	4,000,000
4.00%, 12/01/27	(Call 06/01/17)	6,155	6,356,822
4.00%, 09/01/28	(Call 09/01/26)	1,250	1,460,013
4.00%, 12/01/30	(Call 06/01/21)	500	563,460
4.00%, 09/01/32	(Call 09/01/26)	3,000	3,416,220
4.00%, 09/01/35	(Call 09/01/26)	8,940	10,059,556
4.00%, 09/01/36	(Call 09/01/26)	9,000	10,092,600
4.00%, 11/01/44	(Call 11/01/24)	1,500	1,636,470

Security		Principal (000s)	Value
4.00%, 03/01/45	(Call 03/01/25)	$6,500	$7,111,975
4.00%, 08/01/45	(Call 08/01/25)	4,250	4,666,882
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,896,657
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,049,220
4.50%, 08/01/28	(Call 02/01/17) (AMBAC)	1,865	1,911,159
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,072,390
4.75%, 04/01/18		280	300,247
5.00%, 08/01/16		200	201,508
5.00%, 09/01/16		3,000	3,033,900
5.00%, 10/01/16		5,950	6,039,547
5.00%, 11/01/16	(AMBAC)	345	351,483
5.00%, 12/01/16		200	204,504
5.00%, 04/01/17		1,950	2,020,942
5.00%, 10/01/17		3,000	3,172,740
5.00%, 02/01/18		3,200	3,424,800
5.00%, 03/01/18		1,900	2,039,783
5.00%, 04/01/18		2,715	2,923,648
5.00%, 06/01/18	(PR 06/01/17) (NPFGC)	200	208,792
5.00%, 08/01/18	(Call 02/01/17)	295	303,632
5.00%, 10/01/18		3,400	3,727,318
5.00%, 02/01/19		5,050	5,591,915
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,237,722
5.00%, 09/01/19		900	1,016,055
5.00%, 10/01/19		1,000	1,132,030
5.00%, 02/01/20		5,585	6,378,908
5.00%, 04/01/20		4,000	4,591,240
5.00%, 04/01/20	(Call 04/01/19)	1,460	1,626,630
5.00%, 09/01/20		1,500	1,743,120
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	560	594,322
5.00%, 12/01/20		2,500	2,927,325
5.00%, 12/01/20	(PR 12/01/16)	510	521,419
5.00%, 02/01/21		1,435	1,683,269
5.00%, 08/01/21	(Call 02/01/17)	400	411,624
5.00%, 09/01/21		8,500	10,114,405
5.00%, 10/01/21		3,500	4,172,035
5.00%, 10/01/21	(Call 10/01/19)	1,875	2,125,537
5.00%, 11/01/21	(Call 11/01/17)	250	265,265
5.00%, 12/01/21	(PR 12/01/16)	1,955	1,998,772
5.00%, 02/01/22		2,290	2,748,939
5.00%, 04/01/22		1,450	1,747,497
5.00%, 08/01/22	(Call 02/01/17)	410	421,886

478

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 09/01/22		$1,465	$1,782,466
5.00%, 11/01/22		1,060	1,294,472
5.00%, 12/01/22		1,000	1,223,440
5.00%, 03/01/23		4,300	5,277,691
5.00%, 08/01/23	(Call 02/01/17)	340	349,833
5.00%, 09/01/23		2,000	2,481,200
5.00%, 09/01/23	(Call 09/01/22)	5,000	6,131,650
5.00%, 10/01/23		1,230	1,528,595
5.00%, 10/01/23	(Call 06/30/16)	25	25,098
5.00%, 11/01/23		1,500	1,867,365
5.00%, 11/01/23	(Call 11/01/17) (NPFGC)	1,320	1,400,216
5.00%, 12/01/23		1,835	2,288,355
5.00%, 03/01/24		2,310	2,885,698
5.00%, 08/01/24	(Call 02/01/17)	1,840	1,892,845
5.00%, 09/01/24	(Call 09/01/22)	2,070	2,539,435
5.00%, 10/01/24	(Call 04/01/18)	5,815	6,258,568
5.00%, 12/01/24	(PR 12/01/16)	1,920	1,962,989
5.00%, 12/01/24	(Call 12/01/17)	500	531,900
5.00%, 08/01/25		7,690	9,796,214
5.00%, 08/01/25	(Call 02/01/17)	3,850	3,959,763
5.00%, 09/01/25	(Call 09/01/18)	1,750	1,913,555
5.00%, 09/01/25	(Call 09/01/23)	1,000	1,243,180
5.00%, 10/01/25	(Call 04/01/18)	1,530	1,646,708
5.00%, 10/01/25	(Call 10/01/24)	1,000	1,249,430
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,916,944
5.00%, 12/01/25	(PR 12/01/16)	2,800	2,862,692
5.00%, 03/01/26	(Call 03/01/25)	3,400	4,274,106
5.00%, 10/01/26	(Call 10/01/24)	2,000	2,522,720
5.00%, 11/01/26	(Call 11/01/17)	625	662,069
5.00%, 02/01/27	(AMBAC)	550	710,012
5.00%, 06/01/27	(PR 06/01/17) (NPFGC)	780	814,367
5.00%, 06/01/27	(Call 06/01/17) (NPFGC)	1,220	1,270,923
5.00%, 08/01/27	(Call 02/01/25)	1,500	1,860,555
5.00%, 09/01/27	(Call 09/01/18)	2,900	3,164,886
5.00%, 10/01/27	(Call 10/01/24)	2,000	2,511,640
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,840,270
5.00%, 08/01/28	(Call 08/01/18)	5,125	5,573,642
5.00%, 09/01/28	(Call 09/01/23)	1,000	1,225,700
5.00%, 10/01/28	(Call 10/01/24)	2,000	2,500,180
5.00%, 08/01/29	(Call 02/01/25)	2,500	3,077,600
5.00%, 09/01/29	(Call 09/01/21)	1,000	1,183,810

Security		Principal (000s)	Value
5.00%, 10/01/29	(Call 04/01/18)	$9,915	$10,648,611
5.00%, 10/01/29	(Call 10/01/19)	6,905	7,817,910
5.00%, 10/01/29	(Call 10/01/24)	4,300	5,352,769
5.00%, 11/01/29	(Call 11/01/23)	2,500	3,077,450
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,455,660
5.00%, 08/01/30	(Call 02/01/25)	2,000	2,450,960
5.00%, 08/01/30	(Call 08/01/25)	6,000	7,423,620
5.00%, 10/01/30	(Call 10/01/24)	2,000	2,477,880
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,364,560
5.00%, 02/01/31	(Call 02/01/23)	1,500	1,810,710
5.00%, 05/01/31	(Call 05/01/24)	1,310	1,603,925
5.00%, 09/01/31	(PR 09/01/16)	525	530,875
5.00%, 09/01/31	(Call 09/01/21)	1,000	1,179,370
5.00%, 10/01/31	(Call 10/01/24)	2,540	3,137,535
5.00%, 12/01/31	(Call 12/01/23)	1,500	1,847,175
5.00%, 02/01/32	(Call 02/01/22)	2,125	2,507,287
5.00%, 06/01/32	(PR 06/01/17)	3,020	3,152,909
5.00%, 08/01/32	(Call 08/01/25)	3,000	3,685,410
5.00%, 11/01/32	(Call 11/01/17)	8,005	8,483,459
5.00%, 02/01/33	(Call 02/01/22)	3,000	3,532,590
5.00%, 08/01/33	(Call 02/01/25)	2,000	2,427,300
5.00%, 08/01/33	(Call 08/01/24)	2,000	2,444,900
5.00%, 08/01/33	(Call 08/01/25)	3,460	4,237,635
5.00%, 10/01/33	(Call 04/01/23)	1,000	1,204,860
5.00%, 10/01/33	(Call 10/01/24)	1,500	1,839,930
5.00%, 08/01/35	(Call 08/01/24)	1,980	2,403,839
5.00%, 08/01/35	(Call 08/01/25)	2,000	2,432,880
5.00%, 09/01/35	(PR 09/01/16)	720	728,042
5.00%, 09/01/36	(Call 09/01/22)	1,060	1,261,707
5.00%, 06/01/37	(PR 06/01/17)	7,080	7,391,667
5.00%, 11/01/37	(Call 11/01/17)	17,960	19,007,248
5.00%, 12/01/37	(Call 12/01/17)	2,615	2,776,398
5.00%, 02/01/38	(Call 02/01/22)	1,025	1,199,722
5.00%, 04/01/38	(Call 04/01/18)	26,870	28,801,953
5.00%, 09/01/41	(Call 09/01/21)	3,970	4,642,637
5.00%, 10/01/41	(Call 10/01/21)	4,750	5,567,047
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,338,000
5.00%, 09/01/42	(Call 09/01/22)	7,000	8,262,520
5.00%, 04/01/43	(Call 04/01/23)	8,000	9,447,120
5.00%, 11/01/43	(Call 11/01/23)	22,795	27,243,672
5.00%, 05/01/44	(Call 05/01/24)	1,000	1,191,990
5.00%, 09/01/45	(Call 09/01/26)	11,610	14,207,970
5.13%, 03/01/25	(Call 03/01/18)	2,025	2,176,875
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,197,351

479

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.25%, 02/01/20		$1,105	$1,271,988
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,325,323
5.25%, 10/01/21	(Call 10/01/19)	1,050	1,198,901
5.25%, 09/01/22		300	369,486
5.25%, 02/01/23		250	310,408
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,887,789
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,407,500
5.25%, 09/01/25	(Call 09/01/21)	250	300,798
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,333,482
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,198,760
5.25%, 03/01/30	(Call 03/01/20)	500	577,415
5.25%, 08/01/32	(AGM)	2,955	3,983,104
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,417,360
5.25%, 03/01/38	(Call 03/01/18)	5,910	6,353,132
5.25%, 08/01/38	(Call 08/01/18)	3,745	4,092,012
5.50%, 04/01/18		8,115	8,812,322
5.50%, 04/01/19		155	174,714
5.50%, 04/01/21	(Call 04/01/19)	315	355,254
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,254,980
5.50%, 08/01/30	(Call 08/01/18)	485	532,870
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,154,420
5.50%, 11/01/39	(Call 11/01/19)	14,810	17,021,429
5.50%, 03/01/40	(Call 03/01/20)	3,170	3,696,252
5.60%, 03/01/36	(Call 03/01/20)	595	696,198
5.75%, 04/01/27	(Call 04/01/19)	1,630	1,849,659
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,930,112
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,499,794
6.00%, 02/01/17	(AMBAC)	1,000	1,036,060
6.00%, 02/01/18	(AMBAC)	1,000	1,087,480
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,185,180
6.00%, 04/01/35	(Call 04/01/19)	430	490,815
6.00%, 11/01/35	(Call 11/01/19)	235	274,974
6.00%, 04/01/38	(Call 04/01/19)	13,500	15,409,305
6.00%, 11/01/39	(Call 11/01/19)	2,565	3,001,306
6.50%, 04/01/33	(Call 04/01/19)	6,570	7,600,899
Series A
4.25%, 07/01/17	(ETM)	1,080	1,122,379
4.60%, 07/01/19	(ETM)	2,000	2,228,400
5.00%, 07/01/17	(ETM)	5,625	5,891,175
5.00%, 07/01/18	(ETM)	4,265	4,644,542
5.00%, 07/01/19	(ETM)	2,000	2,252,700
5.00%, 07/01/20	(PR 07/01/19)	11,255	12,677,069
5.00%, 07/01/22	(PR 07/01/16)	6,015	6,037,436
5.25%, 07/01/21	(PR 07/01/19)	2,000	2,267,880

Security		Principal (000s)	Value
Series B
5.00%, 09/01/18		$1,500	$1,639,590
5.00%, 09/01/21		1,280	1,523,110
5.00%, 09/01/23		2,000	2,481,200
5.00%, 09/01/25		3,000	3,826,290
Torrance Unified School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,000	1,093,910
Turlock Irrigation District RB Series A
5.00%, 01/01/40	(Call 01/01/20)	1,000	1,118,310
University of California RB
4.00%, 05/15/36	(Call 05/15/25)	1,000	1,103,630
Series AF
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,868,038
5.00%, 05/15/36	(Call 05/15/23)	2,500	2,999,100
5.00%, 05/15/39	(Call 05/15/23)	2,750	3,279,265
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,284,678
5.00%, 05/15/38	(Call 05/15/23)	20,150	24,076,630
Series AK
5.00%, 05/15/48		4,600	5,682,840
Series AM
5.00%, 05/15/44	(Call 05/15/24)	415	491,725
Series AO
5.00%, 05/15/22		1,475	1,794,632
5.00%, 05/15/23		1,500	1,863,675
5.00%, 05/15/27	(Call 05/15/25)	5,000	6,307,950
Series AT
1.40%, 05/15/46	(Call 11/15/20)	1,500	1,501,470
Series G
5.00%, 05/15/28	(Call 05/15/22)	2,240	2,680,339
5.00%, 05/15/37	(Call 05/15/22)	2,750	3,233,945
Series I
5.00%, 05/15/32	(Call 05/15/25)	4,070	4,995,396
5.00%, 05/15/40	(Call 05/15/25)	2,000	2,395,400
Series Q
5.00%, 05/15/21	(Call 05/15/17)	15	15,786
5.00%, 05/15/21	(PR 05/15/17)	285	299,800
Ventura County Community College District GO Series C
5.50%, 08/01/33	(PR 08/01/18)	905	998,233
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	1,810	2,144,995

480

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
West Valley-Mission Community College District GO Series B
4.00%, 08/01/40	(Call 08/01/25)	$1,750	$1,947,120
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	182,760
William S Hart Union High School District GO Series B
0.00%, 08/01/34	(AGM)	4,825	2,601,206
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	572,520
4.00%, 08/01/38	(Call 08/01/23)	1,630	1,768,289
Yosemite Community College District GO Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	1,000	1,091,840

			1,570,852,144
COLORADO — 0.73%
Board of Governors of Colorado State University System RB Series A
4.00%, 03/01/49	(Call 03/01/25)	4,000	4,198,720
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	579,900
Series E-1
5.00%, 03/01/47	(Call 03/01/25) (ST HGR ED INTERCEPT PROG)	1,000	1,177,860
City & County of Denver CO Airport System Revenue RB Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,158,840
5.00%, 11/15/23	(Call 11/15/16)	5,365	5,476,645
5.25%, 11/15/36	(Call 11/15/19)	535	609,959
Series B
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,767,372
5.00%, 11/15/43	(Call 11/15/22)	250	294,465
5.00%, 11/15/43	(Call 11/15/23)	3,000	3,458,730
City & County of Denver Co. RB Series A
5.00%, 08/01/44	(Call 08/01/26)	3,000	3,624,600
City of Aurora CO Water Revenue RB Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,045,610

Security		Principal (000s)	Value
Colorado Higher Education COP
5.25%, 11/01/23	(PR 11/01/18)	$500	$552,250
County of Adams CO COP
4.00%, 12/01/45	(Call 12/01/25)	700	755,685
Denver City & County School District No. 1 GO Series A
5.50%, 12/01/23	(NPFGC-FGIC, SAW)	540	691,832
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	1,028,110
5.00%, 12/01/31	(PR 12/01/22) (SAW)	2,000	2,457,940
E-470 Public Highway Authority RB Series A
0.00%, 09/01/40		850	357,068
0.00%, 09/01/41		1,000	404,320
Series B
0.00%, 09/01/16	(NPFGC)	765	762,996
0.00%, 09/01/19	(NPFGC)	435	409,857
0.00%, 09/01/20	(NPFGC)	665	611,747
0.00%, 09/01/23	(NPFGC)	165	137,539
0.00%, 09/01/24	(NPFGC)	1,165	935,518
0.00%, 09/01/29	(NPFGC)	2,500	1,648,000
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	500	551,315
Regional Transportation District COP Series A
5.38%, 06/01/31	(Call 06/01/20)	500	572,730
Regional Transportation District RB Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,470	3,632,847
5.00%, 11/01/27		1,500	1,917,285
5.00%, 11/01/28		1,500	1,934,610
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	2,000	2,036,900
State of Colorado COP Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,150,830
State of Colorado Department of Transportation RB
5.00%, 12/15/16		2,200	2,252,558

481

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
University of Colorado RB Series A
5.00%, 06/01/43	(Call 06/01/23)	$1,000	$1,180,030

			50,374,668
CONNECTICUT — 1.19%
Connecticut State Health & Educational Facility Authority RB Series A
0.80%, 07/01/48		1,500	1,499,790
1.35%, 07/01/42		2,300	2,302,760
1.38%, 07/01/35		1,600	1,614,784
Series A-4
1.20%, 07/01/49		4,500	4,525,155
Series L
5.00%, 07/01/45	(Call 07/01/25)	1,000	1,155,380
Series U
1.00%, 07/01/33		2,000	2,000,620
State of Connecticut GO
5.00%, 08/01/19		1,000	1,115,780
Series A
5.00%, 10/15/17		2,000	2,116,080
5.00%, 10/15/21		2,000	2,345,900
5.00%, 03/15/22		1,000	1,180,690
5.00%, 10/15/23		2,000	2,425,000
5.00%, 10/15/24	(Call 10/15/23)	1,775	2,152,258
5.00%, 02/15/25	(Call 02/15/19)	2,660	2,932,012
Series B
5.00%, 05/15/21		2,000	2,324,560
5.00%, 05/15/26		1,500	1,862,895
5.00%, 06/15/27	(Call 06/15/25)	2,795	3,384,158
5.25%, 06/01/20	(AMBAC)	690	792,016
Series C
5.00%, 12/15/16		1,000	1,024,100
5.00%, 06/15/17		3,000	3,133,440
5.00%, 06/01/22		1,500	1,778,655
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,183,370
Series D
5.00%, 11/01/19		2,000	2,247,660
5.00%, 10/01/22	(Call 10/01/20)	2,000	2,330,080
5.00%, 11/01/25	(Call 11/01/16)	1,500	1,528,410
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,323,620
Series E
4.00%, 09/15/27	(Call 09/15/22)	3,500	3,861,025
5.00%, 12/15/16		1,500	1,536,150
5.00%, 12/15/18	(Call 12/15/16)	230	235,824

Security		Principal (000s)	Value
Series F
5.00%, 11/15/27	(Call 11/15/25)	$2,000	$2,434,940
5.00%, 11/15/31	(Call 11/15/25)	500	601,410
5.00%, 11/15/32	(Call 11/15/25)	2,000	2,398,200
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19		1,000	1,131,970
Series A
5.00%, 10/01/24	(Call 10/01/23)	1,940	2,420,111
5.00%, 08/01/26	(Call 08/01/25)	1,000	1,249,080
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,233,910
5.00%, 09/01/28	(Call 09/01/24)	1,000	1,228,510
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,388,760
5.00%, 09/01/31	(Call 09/01/24)	1,000	1,217,740
5.00%, 09/01/32	(Call 09/01/24)	2,000	2,427,060
5.00%, 08/01/33	(Call 08/01/25)	1,000	1,210,020
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/17		1,500	1,543,830
5.00%, 02/01/19		3,000	3,316,620

			81,714,333
DELAWARE — 0.19%
Delaware Transportation Authority RB
5.00%, 06/01/55	(Call 06/01/25)	2,000	2,304,940
State of Delaware GO
Series 2009C 5.00%, 10/01/16		9,000	9,136,350
Series B
5.00%, 07/01/23		1,500	1,869,825

			13,311,115
DISTRICT OF COLUMBIA — 1.09%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,814,370
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,719,772
4.75%, 06/01/36	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,036,250
5.00%, 06/01/20		4,000	4,610,800
5.00%, 06/01/23		1,000	1,234,450
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,633,510
5.00%, 06/01/38	(Call 06/01/25)	2,000	2,402,520

482

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series B
5.25%, 06/01/20	(SGI)	$1,000	$1,162,460
Series C
5.00%, 06/01/16	(AGM)	3,050	3,050,000
5.00%, 06/01/35	(Call 06/01/24)	2,215	2,678,511
5.00%, 06/01/38	(Call 06/01/24)	2,000	2,397,380
District of Columbia RB
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,089,210
Series A
5.00%, 12/01/23	(Call 06/01/20)	1,250	1,437,925
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,148,720
5.00%, 12/01/26	(Call 06/01/20)	500	573,725
5.00%, 12/01/27	(Call 06/01/20)	1,500	1,719,270
5.00%, 12/01/31	(Call 06/01/20)	500	573,020
5.25%, 12/01/34	(Call 12/01/19)	1,870	2,137,055
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	452,484
Series B-1
5.00%, 02/01/31	(Call 06/30/16) (NPFGC)	980	985,439
Series C
4.00%, 12/01/37	(Call 12/01/22)	1,000	1,085,100
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,227,510
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,433,340
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,200,890
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,932,375
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23	(AGM)	240	291,655
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,383,030
5.50%, 10/01/39	(PR 10/01/18)	1,000	1,107,930
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	3,900	4,148,781
6.00%, 10/01/35	(PR 10/01/18)	500	559,730
Series B
5.25%, 10/01/44	(Call 10/01/25)	2,000	2,466,500
Series C
5.00%, 10/01/44	(Call 10/01/24)	5,700	6,784,653
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53	(Call 04/01/22)	2,000	2,195,460

Security		Principal (000s)	Value
Series A
0.00%, 10/01/37		$4,000	$1,725,600
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,427,822
Metropolitan Washington Airports Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,142,440
Series C
5.13%, 10/01/39	(Call 10/01/18)	3,475	3,783,232
Washington Convention & Sports Authority RB Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	202,170

			74,955,089
FLORIDA — 3.75%
Broward County FL Water & Sewer Utility Revenue RB Series A
5.25%, 10/01/34	(PR 10/01/18)	500	550,590
Central Florida Expressway Authority RB
5.00%, 07/01/22		500	601,550
5.00%, 07/01/35	(Call 07/01/23)	4,055	4,766,815
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,256,760
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,818,825
City of Cape Coral FL Water & Sewer Revenue RB Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,111,400
City of Clearwater FL Water & Sewer Revenue RB Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,123,360
City of Jacksonville FL RB
5.00%, 10/01/24	(Call 10/01/22)	2,010	2,422,372
5.00%, 10/01/37	(PR 10/01/17) (NPFGC)	2,000	2,114,180
City of Miami Beach FL Series 2015
5.00%, 09/01/40	(Call 09/01/25)	1,000	1,182,620
City of Tallahassee FL Utility System Revenue RB
5.00%, 10/01/37	(Call 10/01/17)	10,660	11,231,269

483

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
County of Broward FL Airport System Revenue RB
Series O
5.38%, 10/01/29	(Call 10/01/19)	$1,560	$1,762,862
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	2,000	2,328,040
County of Miami-Dade FL Aviation Revenue RB
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,299,860
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,570,960
5.50%, 10/01/36	(Call 10/01/19)	1,900	2,163,302
Series B
5.00%, 10/01/37	(Call 10/01/24)	2,560	3,030,221
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,118,060
5.00%, 10/01/41	(Call 10/01/18) (AGM)	2,395	2,591,917
County of Miami-Dade FL GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,134,300
Series A
4.00%, 07/01/42	(Call 07/01/25)	2,000	2,149,700
5.00%, 07/01/38	(Call 07/01/26)	2,000	2,417,380
Series B-1
5.63%, 07/01/38	(PR 07/01/18)	1,000	1,099,700
County of Miami-Dade FL RB
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,182,820
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,689,685
5.00%, 10/01/35	(Call 06/30/16) (NPFGC)	1,125	1,128,960
County of Miami-Dade FL Transit System RB
5.00%, 07/01/42	(Call 07/01/22)	5,030	5,857,737
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24		4,000	5,021,480
5.00%, 10/01/25		2,500	3,176,425
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,963,724
Series A
5.00%, 10/01/42	(Call 10/01/22)	5,000	5,800,850
Series C
5.38%, 10/01/24	(PR 10/01/18)	2,500	2,760,150

Security		Principal (000s)	Value
County of Miami-Dade Seaport Department RB Series A
6.00%, 10/01/38	(Call 10/01/23)	$1,050	$1,297,979
County of Palm Beach FL RB
5.00%, 05/01/38	(PR 05/01/18)	3,000	3,239,160
County of Seminole FL Water & Sewer Revenue RB
5.00%, 10/01/31	(PR 10/01/16)	600	608,856
5.00%, 10/01/36	(PR 10/01/16)	2,020	2,049,815
Florida Municipal Power Agency RB
5.00%, 10/01/31	(PR 10/01/18)	380	415,332
5.00%, 10/01/31	(Call 10/01/18)	70	75,625
5.25%, 10/01/20	(Call 10/01/18)	280	308,109
5.25%, 10/01/20	(PR 10/01/18)	1,595	1,752,490
5.25%, 10/01/21	(PR 10/01/18)	220	241,723
5.25%, 10/01/21	(Call 10/01/18)	35	38,466
Series A
5.00%, 10/01/21		500	589,500
5.00%, 10/01/29	(Call 10/01/26)	5,000	6,209,200
5.00%, 10/01/31	(Call 10/01/26)	500	614,220
5.25%, 10/01/19		1,000	1,132,100
Florida’s Turnpike Enterprise RB
Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	354,718
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,053,660
Series B
5.00%, 07/01/17		2,000	2,093,980
5.00%, 07/01/40	(Call 07/01/20)	1,140	1,308,184
Hillsborough County Aviation Authority RB
Series A
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,168,950
Series B
5.00%, 10/01/40	(Call 10/01/24)	1,500	1,743,705
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,160,860
Hillsborough County School Board COP Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,926,000
JEA Electric System Revenue RB
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,809,325

484

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	$2,000	$2,304,220
JEA Water & Sewer System Revenue RB Series A
5.00%, 10/01/31	(Call 04/01/21)	1,975	2,290,092
Miami Beach Redevelopment Agency RB Series 2015A
5.00%, 02/01/40	(Call 02/01/24)	1,000	1,161,290
Miami-Dade County Educational Facilities Authority RB Series A
5.00%, 04/01/45	(Call 04/01/25)	4,000	4,660,480
Miami-Dade County Expressway Authority RB
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,003,270
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,110,915
5.00%, 07/01/39	(Call 07/01/24)	2,830	3,259,849
5.00%, 07/01/40	(Call 07/01/20)	2,105	2,389,470
5.00%, 07/01/44	(Call 07/01/24)	1,000	1,146,450
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,015	1,236,158
Mid-Bay Bridge Authority RB Series A
5.00%, 10/01/35	(Call 10/01/25)	1,000	1,149,420
Orange County School Board COP
Series A
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	2,500	2,623,850
Series C
5.00%, 08/01/34	(Call 08/01/26)	2,500	3,005,675
Orlando Utilities Commission RB
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,523,640
Series A
5.00%, 10/01/22		1,000	1,217,100
5.00%, 10/01/25		1,500	1,917,690
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	554,580
Palm Beach County School District COP
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	310,968

Security		Principal (000s)	Value
Series D
5.00%, 08/01/31	(Call 08/01/25)	$2,000	$2,414,560
Series E
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	500	525,085
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,185,640
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,374,220
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	252,842
Reedy Creek Improvement District GOL Series A
5.00%, 06/01/38	(Call 06/01/23)	4,200	4,885,104
School Board of Miami-Dade County (The) COP
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,077,300
5.00%, 05/01/30	(Call 05/01/25)	1,000	1,190,190
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	1,400	1,425,648
5.25%, 02/01/27	(PR 02/01/19) (AGM)	2,690	2,993,567
Series B
5.00%, 05/01/27	(Call 05/01/25)	2,500	3,013,050
5.25%, 05/01/31	(PR 05/01/18) (AGM)	2,260	2,450,450
Series D
5.00%, 02/01/27	(Call 02/01/26)	2,000	2,444,860
School Board of Miami-Dade County (The) GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,257,040
School District of Broward County/FL COP
Series A
5.00%, 07/01/20		3,000	3,443,880
5.00%, 07/01/21		1,000	1,174,960
South Florida Water Management District COP
5.00%, 10/01/33	(Call 04/01/26)	1,000	1,223,560
St. Johns River Power Park RB
Series 23
5.00%, 10/01/18		500	547,830

485

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series SIX
4.00%, 10/01/32	(Call 10/01/17)	$10,000	$10,346,800
State Board of Administration Finance Corp. RB Series A
5.00%, 07/01/16	(ETM)	11,040	11,080,406
State of Florida GO
Series A
5.00%, 06/01/16		3,205	3,205,000
5.00%, 06/01/17		1,360	1,419,432
5.00%, 06/01/18		2,500	2,708,600
5.00%, 06/01/21	(Call 06/01/20)	1,320	1,533,959
5.00%, 06/01/22		1,800	2,180,736
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,124,160
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,679,580
Series D
5.00%, 06/01/18		1,465	1,587,240
5.00%, 06/01/19		3,500	3,919,370
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,130,870
5.00%, 06/01/22		2,000	2,423,040
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,182,860
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,243,538
Series F
4.00%, 06/01/19		100	109,550
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,174,150
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,500	1,710,090
State of Florida Lottery Revenue RB
Series B
5.00%, 07/01/18		1,000	1,086,810
Series E
5.00%, 07/01/17		1,590	1,664,714
5.00%, 07/01/18		1,320	1,434,589
5.00%, 07/01/20		1,000	1,155,730
Tampa Bay Water RB
5.00%, 10/01/34	(PR 10/01/18)	1,000	1,095,660
5.00%, 10/01/38	(PR 10/01/18)	2,000	2,191,320
Series A
5.00%, 10/01/16	(ETM)	500	507,325
Series B
5.00%, 10/01/19	(ETM)	1,085	1,227,102

Security		Principal (000s)	Value
Tampa-Hillsborough County Expressway Authority RB
Series A
5.00%, 07/01/37	(Call 07/01/22)	$2,000	$2,293,880
Series B
5.00%, 07/01/42	(Call 07/01/22)	3,050	3,490,725

			258,271,970
GEORGIA — 2.54%
Atlanta Development Authority RB Series A-1
5.25%, 07/01/40	(Call 07/01/25)	1,000	1,205,960
City of Atlanta Department of Aviation RB
Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	1,000	1,206,970
Series A
5.00%, 01/01/18		1,125	1,199,554
5.00%, 01/01/19		2,850	3,144,604
5.00%, 01/01/21		1,000	1,165,070
Series B
5.00%, 01/01/17		1,000	1,025,820
5.00%, 01/01/18		1,185	1,263,530
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,144,250
5.00%, 01/01/23	(Call 01/01/20)	1,000	1,137,410
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,557,913
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,154,870
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,137,775
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,434,860
5.00%, 11/01/33	(Call 05/01/25)	7,000	8,490,580
5.00%, 11/01/40	(Call 05/01/25)	6,870	8,156,476
5.00%, 11/01/43	(Call 05/01/25)	3,000	3,551,310
Series A
5.50%, 11/01/18	(NPFGC-FGIC)	100	111,123
5.50%, 11/01/22	(NPFGC)	2,000	2,422,940
6.00%, 11/01/26	(PR 11/01/19)	1,000	1,168,130
6.00%, 11/01/27	(PR 11/01/19)	1,000	1,168,130
6.00%, 11/01/28	(PR 11/01/19)	2,320	2,710,062
6.25%, 11/01/34	(PR 11/01/19)	3,000	3,529,530
6.25%, 11/01/39	(PR 11/01/19)	2,825	3,323,641

486

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
County of DeKalb GA Water & Sewerage Revenue RB Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	$2,190	$2,790,367
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17	(Call 06/30/16) (NPFGC)	2,000	2,007,860
Series A
5.00%, 06/01/16		2,000	2,000,000
5.00%, 06/01/17		2,000	2,084,320
5.00%, 06/01/18	(AGM)	1,000	1,080,530
5.00%, 06/01/19		1,360	1,515,666
5.00%, 03/01/21	(GTD)	2,000	2,360,020
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	1,500	1,742,895
5.00%, 02/01/22		2,000	2,415,300
5.00%, 02/01/34	(Call 08/01/25)	2,495	3,086,016
Series A
4.00%, 10/01/16		11,250	11,381,625
4.50%, 10/01/17		3,100	3,259,867
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/39	(Call 07/01/19)	975	1,086,033
Series B
5.00%, 07/01/27	(PR 07/01/17) (AGM)	25	26,158
5.00%, 07/01/28	(PR 07/01/17) (AGM)	950	994,004
5.00%, 07/01/37	(PR 07/01/17) (AGM)	4,400	4,604,292
Municipal Electric Authority of Georgia RB
5.00%, 07/01/60	(Call 07/01/25)	1,000	1,146,280
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,148,790
5.00%, 01/01/28	(Call 07/01/26)	2,000	2,484,800
5.25%, 01/01/17		500	513,425
Series B
5.00%, 01/01/20		3,000	3,400,890
Series D
5.75%, 01/01/19	(Call 07/01/18)	3,315	3,654,787
5.75%, 01/01/20	(Call 07/01/18)	500	550,645

Security		Principal (000s)	Value
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		$2,000	$2,022,760
Private Colleges & Universities Authority RB Series A
5.00%, 10/01/43	(Call 10/01/23)	2,000	2,355,040
State of Georgia GO
Series A
5.00%, 07/01/16		1,400	1,405,292
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,209,870
Series A-1
5.00%, 02/01/19		1,000	1,108,990
5.00%, 02/01/21		6,035	7,104,161
5.00%, 02/01/22		1,000	1,207,650
Series A-2
5.00%, 02/01/25	(Call 02/01/24)	2,000	2,502,080
Series B
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,763,850
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,104,450
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,313,420
5.00%, 07/01/19		5,500	6,185,960
5.00%, 07/01/20	(Call 07/01/17)	3,725	3,895,083
5.00%, 07/01/21	(Call 07/01/17)	9,000	9,407,880
5.00%, 10/01/21		5,000	5,991,500
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,166,940
Series D
5.00%, 07/01/17		2,100	2,199,141
Series E-2
4.00%, 09/01/16		1,000	1,008,800
4.00%, 09/01/18		1,200	1,285,716
Series G
5.00%, 10/01/17	(Call 10/01/16)	2,500	2,539,450
Series I
5.00%, 07/01/18		1,000	1,087,250
5.00%, 07/01/20		4,500	5,216,445

			174,826,806
HAWAII — 1.01%
City & County of Honolulu HI GO Series A
5.00%, 10/01/39	(Call 10/01/25)	3,000	3,620,790

487

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
City & County of Honolulu HI Wastewater System Revenue RB
Series 2015A
5.00%, 07/01/45	(Call 07/01/25)	$2,000	$2,382,500
Series A
5.00%, 07/01/36	(PR 07/01/16) (NPFGC)	2,800	2,810,220
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,177,930
State of Hawaii Airports System Revenue RB Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	4,165,645
State of Hawaii GO
Series DJ
5.00%, 04/01/25	(PR 04/01/17) (AMBAC)	1,000	1,035,960
5.00%, 04/01/27	(PR 04/01/17) (AMBAC)	1,500	1,554,315
Series DQ
5.00%, 06/01/19		1,000	1,119,190
5.00%, 06/01/22	(PR 06/01/19)	500	560,280
5.00%, 06/01/29	(PR 06/01/19)	1,450	1,624,812
Series DR
5.00%, 06/01/17		1,000	1,043,490
Series DY
5.00%, 02/01/18		1,410	1,508,235
5.00%, 02/01/19		4,000	4,428,840
Series DZ
5.00%, 12/01/16		1,140	1,165,536
5.00%, 12/01/20	(ETM)	305	356,521
5.00%, 12/01/20		445	519,711
5.00%, 12/01/23	(PR 12/01/21)	950	1,139,059
5.00%, 12/01/23	(Call 12/01/21)	50	59,557
5.00%, 12/01/25	(Call 12/01/21)	2,000	2,374,600
5.00%, 12/01/28	(PR 12/01/21)	880	1,055,129
5.00%, 12/01/28	(Call 12/01/21)	1,620	1,909,980
5.00%, 12/01/29	(Call 12/01/21)	1,000	1,173,200
5.00%, 12/01/30	(Call 12/01/21)	750	881,010
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,757,715
Series EA
5.00%, 12/01/16		2,500	2,556,000
5.00%, 12/01/20		500	583,945
Series EE
5.00%, 11/01/27	(Call 11/01/22)	6,000	7,243,980

Security		Principal (000s)	Value
5.00%, 11/01/29	(Call 11/01/22)	$1,300	$1,566,149
Series EF
5.00%, 11/01/17		1,500	1,590,750
5.00%, 11/01/22		1,000	1,221,310
Series EH
5.00%, 08/01/18		1,315	1,432,929
5.00%, 08/01/23		2,000	2,474,580
5.00%, 08/01/33	(Call 08/01/23)	500	599,305
Series EO
5.00%, 08/01/23		1,000	1,237,290
5.00%, 08/01/24		1,000	1,256,320
5.00%, 08/01/26	(Call 08/01/24)	2,500	3,115,575
5.00%, 08/01/29	(Call 08/01/24)	1,000	1,227,370
Series EP
5.00%, 08/01/22		1,000	1,214,710
Series EZ
5.00%, 10/01/27	(Call 10/01/25)	2,000	2,525,480

			69,269,918
IDAHO — 0.02%
Idaho Housing & Finance Association RB
5.00%, 07/15/26		1,000	1,240,220

			1,240,220
ILLINOIS — 3.48%
Chicago Midway International Airport RB
Series 2014B
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,300,180
Series B
5.00%, 01/01/46	(Call 01/01/26)	2,255	2,624,076
Chicago O’Hare International Airport RB
5.00%, 01/01/32	(Call 01/01/25)	5,000	5,960,150
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,178,840
Series 2015B
5.00%, 01/01/22		2,000	2,371,200
5.00%, 01/01/27	(Call 01/01/25)	2,500	3,042,575
5.00%, 01/01/30	(Call 01/01/25)	3,510	4,214,036
Series A
5.00%, 01/01/33	(Call 01/01/18) (AGM)	2,000	2,110,060
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	526,225
5.75%, 01/01/39	(Call 01/01/21)	500	582,910

488

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	$1,645	$1,685,796
5.00%, 01/01/20	(Call 01/01/17) (AGM)	810	829,991
5.25%, 01/01/17	(NPFGC)	1,050	1,077,447
5.25%, 01/01/18	(NPFGC)	820	875,407
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,921,050
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,890,330
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,940,311
5.00%, 01/01/46	(Call 01/01/25)	1,000	1,163,480
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,090,900
5.00%, 01/01/40	(Call 01/01/20)	610	662,167
Chicago Transit Authority RB
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	325	332,056
5.00%, 12/01/44	(Call 12/01/24) (AGM)	1,000	1,149,080
5.25%, 12/01/49	(Call 12/01/24)	2,500	2,858,775
City of Chicago IL GO
Series 2002B
5.50%, 01/01/37	(Call 01/01/25)	1,000	1,003,340
Series 2007F
5.50%, 01/01/42	(Call 01/01/25)	1,000	999,950
Series A
5.00%, 01/01/24	(Call 06/30/16)	290	292,424
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,076,610
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,094,899
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	912,933
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39	(Call 01/01/24)	2,000	2,216,500
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,087,080
City of Chicago IL Waterworks Revenue RB
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,785,175
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,062,390

Security		Principal (000s)	Value
Cook County Community College District No. 508 GO
5.25%, 12/01/43	(Call 12/01/23)	$1,075	$1,202,667
County of Cook IL GO
Series A
4.75%, 11/15/30	(Call 06/30/16) (AMBAC)	500	501,305
4.75%, 11/15/31	(Call 06/30/16) (AMBAC)	535	536,370
5.00%, 11/15/19		500	547,910
5.00%, 11/15/26	(Call 06/30/16) (AMBAC)	1,575	1,580,764
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,113,090
5.25%, 11/15/28	(Call 11/15/21)	500	548,765
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,383,500
Illinois Finance Authority RB
Series A
5.00%, 10/01/38	(Call 10/01/24)	2,000	2,321,720
5.00%, 10/01/40	(Call 10/01/25)	2,000	2,332,300
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,163,820
Illinois Municipal Electric Agency RB
Series A
5.00%, 02/01/35	(PR 02/01/17) (NPFGC-FGIC)	2,700	2,778,975
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		4,280	4,840,509
5.00%, 12/01/22		1,000	1,209,150
5.00%, 12/01/32	(Call 01/01/26)	3,000	3,632,700
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,143,040
5.00%, 01/01/40	(Call 07/01/25)	2,000	2,354,200
Series A-1
5.00%, 01/01/23	(PR 07/01/16) (AGM)	50	50,182
5.00%, 01/01/24	(PR 07/01/16) (AGM)	2,700	2,709,801
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	6,995,301
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,115,340
5.00%, 01/01/31	(Call 01/01/20)	700	782,292
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	2,810,164

489

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 01/01/28	(PR 07/01/16) (AGM)	$1,800	$1,806,534
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,480	7,507,152
Series B
5.00%, 12/01/17		1,000	1,062,210
5.00%, 01/01/36	(Call 01/01/26)	1,000	1,193,980
5.00%, 01/01/37	(Call 01/01/24)	2,500	2,908,625
5.00%, 01/01/37	(Call 01/01/26)	1,500	1,783,995
5.00%, 01/01/40	(Call 01/01/26)	6,500	7,670,585
5.00%, 01/01/41	(Call 07/01/26)	2,500	2,968,875
5.50%, 01/01/33	(PR 01/01/18)	2,050	2,201,269
Series C
5.00%, 01/01/36	(Call 01/01/25)	2,000	2,348,600
Series D
5.00%, 01/01/22		3,915	4,650,824
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC-FGIC)	1,000	964,440
0.00%, 06/15/28	(NPFGC)	3,435	2,249,238
0.00%, 12/15/52	(AGM)	7,000	1,523,900
5.00%, 06/15/53	(Call 12/15/25)	1,000	1,101,890
5.50%, 06/15/29	(ETM) (NPFGC-FGIC)	95	123,558
5.50%, 06/15/29	(NPFGC-FGIC)	1,805	2,208,941
Series A
0.00%, 12/15/22	(NPFGC)	340	281,554
0.00%, 06/15/31	(NPFGC)	1,035	591,078
0.00%, 12/15/34	(NPFGC)	3,000	1,455,390
0.00%, 06/15/36	(NPFGC)	2,800	1,256,220
0.00%, 06/15/37	(NPFGC)	415	177,056
0.00%, 06/15/40	(NPFGC)	3,500	1,311,170
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,145,520
Series B
0.00%, 06/15/26	(AGM)	2,000	1,433,320
0.00%, 06/15/27	(AGM)	1,000	686,120
0.00%, 06/15/43	(AGM)	2,000	663,960
0.00%, 06/15/45	(AGM)	770	234,265
0.00%, 06/15/46	(AGM)	1,600	465,872
0.00%, 06/15/47	(AGM)	330	91,938
0.00%, 12/15/51		8,800	1,625,624
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,034,030
5.00%, 06/15/50	(Call 06/15/20)	4,500	4,733,055
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,594,560

Security		Principal (000s)	Value
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/30/16)	$1,000	$1,003,690
5.00%, 12/01/27	(Call 06/30/16)	875	878,211
5.00%, 12/01/29	(Call 06/30/16)	1,350	1,355,049
5.00%, 12/01/35	(PR 12/01/16)	3,295	3,367,457
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,532,985
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	816,685
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,148,020
Series C
5.25%, 12/01/32		1,340	1,692,005
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	500	604,320
5.75%, 06/01/23	(AGM)	1,000	1,220,560
State of Illinois GO
5.00%, 01/01/17	(AGM)	1,500	1,534,710
5.00%, 01/01/18		1,190	1,253,570
5.00%, 07/01/19		1,000	1,085,190
5.00%, 08/01/19		2,075	2,255,131
5.00%, 01/01/20	(AGM)	975	1,080,281
5.00%, 05/01/20		3,000	3,299,700
5.00%, 08/01/21		2,000	2,216,280
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,608,030
5.00%, 02/01/22		2,000	2,219,840
5.00%, 08/01/22		580	646,311
5.00%, 02/01/23		2,250	2,518,132
5.00%, 02/01/24		2,500	2,809,550
5.00%, 08/01/24	(Call 08/01/22)	3,550	3,902,266
5.00%, 02/01/26	(Call 02/01/24)	2,000	2,214,500
5.00%, 05/01/29	(Call 05/01/24)	1,900	2,075,864
5.00%, 05/01/31	(Call 05/01/24)	1,500	1,629,495
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,071,460
5.00%, 02/01/39	(Call 02/01/24)	1,785	1,896,919
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,204,640
5.50%, 07/01/27	(Call 07/01/23)	660	744,803
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,104,020
Series A
5.00%, 06/01/16		100	100,000
5.00%, 03/01/34	(Call 06/30/16)	4,985	5,023,335

490

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
State of Illinois RB
5.00%, 06/15/17		$2,000	$2,088,180
5.00%, 06/15/19		545	606,678
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,780,020
Series B
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,213,180
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/16		4,685	4,693,433
5.00%, 12/15/16		1,000	1,024,200
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,535,985
5.00%, 12/15/17	(Call 12/15/16)	500	511,855
5.00%, 12/15/18	(Call 06/15/16)	2,000	2,003,460

			239,197,556
INDIANA — 0.42%
Indiana Finance Authority RB
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,194,610
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,020,440
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	9,450	9,640,134
5.00%, 02/01/20		1,000	1,142,400
5.00%, 10/01/44	(Call 10/01/24)	2,000	2,334,640
5.25%, 02/01/17	(ETM)	705	726,749
5.25%, 02/01/35	(Call 08/01/25)	1,000	1,208,520
Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,149,930
Indiana Municipal Power Agency RB
Series A
5.00%, 01/01/37	(PR 01/01/17) (NPFGC)	500	512,700
5.00%, 01/01/42	(PR 01/01/17) (NPFGC)	2,520	2,584,008
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,577,085

Security		Principal (000s)	Value
5.75%, 01/01/38	(Call 01/01/19)	$5,470	$6,147,405

			29,238,621
IOWA — 0.02%
Iowa Finance Authority RB
5.00%, 08/01/20		1,000	1,159,270
State of Iowa RB Series A
5.00%, 06/01/27	(Call 06/01/19)	500	556,870

			1,716,140
KANSAS — 0.30%
Kansas Development Finance Authority RB
5.00%, 03/01/21	(Call 03/01/20)	1,060	1,213,976
State of Kansas Department of Transportation RB
5.00%, 09/01/25		2,500	3,216,475
5.00%, 09/01/29	(Call 09/01/25)	1,000	1,258,250
5.00%, 09/01/30	(Call 09/01/25)	1,500	1,881,135
Series A
5.00%, 09/01/16		1,700	1,719,244
5.00%, 09/01/22		6,000	7,337,760
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,509,480
5.00%, 09/01/29	(Call 09/01/24)	1,000	1,243,710

			20,380,030
KENTUCKY — 0.15%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/18	(NPFGC)	320	349,424
First Series A
5.00%, 09/01/26	(Call 09/01/24)	1,000	1,226,790
Kentucky Public Transportation Infrastructure Authority RB
Series 2013A
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,163,310
Series A
3.00%, 07/01/17		100	102,368
Kentucky State Property & Building Commission RB
5.00%, 11/01/20	(Call 11/01/18)	1,600	1,747,664
5.38%, 11/01/23	(PR 11/01/18)	880	973,474
5.38%, 11/01/23	(Call 11/01/18)	120	132,008
Series A
5.00%, 08/01/19		1,000	1,116,380

491

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 11/01/23		$1,500	$1,811,580
Louisville & Jefferson County Metropolitan Sewer District RB
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	585,335
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,170,670

			10,379,003
LOUISIANA — 0.60%
City of New Orleans LA Sewerage Service Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	1,000	1,146,670
City of New Orleans LA Water System Revenue RB
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,143,430
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/39	(PR 02/01/19)	1,000	1,112,850
Series B
5.00%, 02/01/39	(Call 02/01/25)	2,000	2,353,280
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,307,580
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	1,045,210
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/21	(AGM)	1,000	1,172,380
Series B
5.00%, 06/01/16	(ETM) (AMBAC)	275	275,000
5.00%, 06/01/17	(PR 06/01/16) (AMBAC)	370	370,000
5.00%, 06/01/18	(PR 06/01/16) (AMBAC)	600	600,000
5.00%, 06/01/21	(PR 06/01/16) (AMBAC)	1,000	1,000,000
5.00%, 06/01/22	(PR 06/01/16) (AMBAC)	500	500,000

Security		Principal (000s)	Value
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A
4.50%, 05/01/39	(Call 05/01/25)	$1,000	$1,140,070
5.00%, 05/01/41	(Call 05/01/25)	1,000	1,189,890
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,097,010
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,199,540
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,196,410
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,184,977
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,191,990
5.00%, 05/01/45	(Call 05/01/20)	3,250	3,664,375
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,107,590
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,098,400
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,297,020
5.00%, 02/01/28	(Call 02/01/24)	1,000	1,194,830
Series B
5.00%, 08/01/27	(Call 08/01/26)	3,000	3,715,920
Series C
5.00%, 07/15/21		1,000	1,169,070
5.00%, 08/01/23		1,000	1,210,060
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,176,610
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,463,380

			41,323,542
MARYLAND — 2.17%
City of Baltimore MD RB Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,172,460
County of Montgomery MD GO
Series A
5.00%, 11/01/18		2,000	2,200,120
5.00%, 11/01/20		4,500	5,265,045
5.00%, 07/01/21		2,530	3,010,953
5.00%, 11/01/21		1,500	1,799,175
Series B
5.00%, 11/01/23		6,050	7,577,443
5.00%, 11/01/26	(Call 11/01/24)	1,000	1,265,660
Maryland State Transportation Authority RB
5.00%, 03/01/17		2,685	2,773,659
5.00%, 03/01/19	(Call 03/01/17)	1,295	1,336,958

492

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 07/01/35	(Call 07/01/18) (AGM)	$10,000	$10,779,500
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,155,900
5.25%, 03/01/17		2,000	2,069,780
State of Maryland Department of Transportation RB
5.00%, 02/15/23	(PR 02/15/18)	2,500	2,678,825
5.00%, 02/15/23		5,400	6,666,300
State of Maryland GO
5.00%, 08/01/18		1,300	1,417,624
5.00%, 03/01/19		1,500	1,668,255
5.00%, 08/01/19		1,000	1,127,700
5.00%, 03/01/20		1,500	1,721,280
5.00%, 03/01/24	(PR 03/01/21)	3,000	3,523,320
First Series
5.00%, 03/15/17		450	465,615
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,096,506
5.00%, 03/15/21	(PR 03/15/17)	2,225	2,301,629
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,437,872
First Series B
5.00%, 03/01/18		1,380	1,481,941
5.00%, 03/01/19		2,525	2,808,229
5.00%, 03/15/20		1,660	1,907,157
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,437,388
First Series C
4.00%, 08/15/16		2,000	2,014,500
4.00%, 08/15/21		1,380	1,576,857
4.00%, 08/15/22		1,000	1,161,610
Second Series
5.00%, 07/15/16		1,000	1,005,540
5.00%, 08/01/16		2,000	2,015,100
5.00%, 08/01/17	(PR 08/01/16)	840	846,208
Second Series B
4.00%, 08/01/27	(Call 08/01/22)	3,390	3,859,312
5.00%, 08/01/17		3,050	3,204,665
5.00%, 03/15/22	(PR 03/15/19)	2,000	2,222,500
5.00%, 08/01/24	(Call 08/01/22)	3,000	3,646,770
Second Series C
5.00%, 11/01/16		540	550,120
Second Series E
4.50%, 08/01/20		850	969,978
5.00%, 08/01/19		1,000	1,127,700

Security		Principal (000s)	Value
Series A
4.00%, 08/01/27	(Call 08/01/23)	$2,000	$2,305,460
4.00%, 08/01/29	(Call 08/01/23)	2,000	2,282,520
5.00%, 08/01/18		3,300	3,598,584
5.00%, 08/01/20		2,000	2,323,860
5.00%, 03/01/21		1,000	1,180,010
5.00%, 03/01/24	(Call 03/01/23)	1,000	1,241,040
5.00%, 03/01/25	(Call 03/01/23)	3,000	3,701,280
5.00%, 03/01/26	(Call 03/01/23)	2,000	2,461,500
Series B
4.50%, 08/01/21		4,705	5,492,899
5.00%, 08/01/21	(PR 08/01/19)	1,000	1,124,750
5.00%, 08/01/23	(PR 08/01/19)	3,720	4,186,562
5.00%, 08/01/24	(PR 08/01/19)	2,000	2,249,500
Series C
5.00%, 11/01/17		3,950	4,191,305
5.00%, 11/01/18		2,000	2,200,120
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,242,931
5.00%, 08/01/21		3,000	3,580,740
5.00%, 08/01/22		2,000	2,444,000
5.25%, 08/01/20		1,000	1,172,110
Series E
5.00%, 08/01/18		1,050	1,145,004
Third Series C
5.00%, 11/01/19		3,500	3,977,890

			149,449,219
MASSACHUSETTS — 4.64%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/25	(Call 06/15/24)	1,400	1,752,716
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,484,840
Commonwealth of Massachusetts GO
Series A
5.00%, 04/01/26	(Call 04/01/21)	2,155	2,542,016
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,797,286
Series C
5.50%, 12/01/17	(AGM)	600	643,380
5.50%, 12/01/22	(AGM)	1,050	1,322,832
5.50%, 12/01/22	(AMBAC)	3,300	4,157,472
5.50%, 12/01/23	(AMBAC)	910	1,173,936

493

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Commonwealth of Massachusetts GOL
4.00%, 05/01/35	(Call 05/01/23)	$2,000	$2,186,780
4.00%, 05/01/38	(Call 05/01/23)	1,500	1,625,205
4.00%, 05/01/39	(Call 05/01/23)	2,000	2,163,000
4.00%, 05/01/40	(Call 05/01/23)	1,460	1,574,216
Series A
4.00%, 07/01/37	(Call 07/01/25)	2,000	2,209,860
4.00%, 04/01/42	(Call 04/01/21)	8,900	9,483,128
5.00%, 04/01/19		1,000	1,114,140
5.00%, 03/01/23		5,000	6,174,300
5.00%, 07/01/25		1,000	1,279,580
5.00%, 07/01/26		3,040	3,917,222
5.00%, 07/01/28	(Call 07/01/26)	10,000	12,737,500
5.00%, 03/01/34	(Call 03/01/19)	460	512,201
5.00%, 07/01/36	(Call 07/01/25)	2,500	3,041,275
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,183,165
5.25%, 08/01/21		600	721,758
5.50%, 08/01/30	(AMBAC)	5,110	7,054,815
Series B
5.00%, 08/01/16		2,250	2,266,965
5.00%, 08/01/17		1,215	1,277,026
5.00%, 08/01/19		1,035	1,165,555
5.00%, 08/01/21		2,000	2,380,880
5.25%, 08/01/16	(AGM)	3,635	3,663,935
5.25%, 08/01/20		745	871,553
5.25%, 08/01/21		425	511,245
5.25%, 08/01/21	(AGM)	1,585	1,906,644
5.25%, 08/01/22		1,100	1,356,729
5.25%, 09/01/22	(AGM)	600	741,678
5.25%, 08/01/23		1,075	1,357,596
5.25%, 09/01/23	(AGM)	215	271,984
5.25%, 09/01/24	(AGM)	1,820	2,343,341
Series C
4.00%, 10/01/27	(Call 10/01/20)	2,425	2,689,980
4.00%, 07/01/45	(Call 07/01/25)	1,500	1,639,680
5.00%, 08/01/19		3,600	4,054,104
5.00%, 08/01/19	(PR 08/01/17) (AGM)	1,000	1,049,780
5.00%, 08/01/22		2,500	3,046,550
5.00%, 07/01/23	(Call 07/01/22)	3,000	3,656,550
5.00%, 08/01/25		2,000	2,562,240
5.00%, 08/01/27	(PR 08/01/17) (AGM)	2,800	2,939,384

Security		Principal (000s)	Value
5.00%, 08/01/32	(PR 08/01/17) (AMBAC)	$900	$944,802
5.25%, 08/01/25	(PR 08/01/17) (AGM)	7,300	7,684,564
Series D
4.75%, 08/01/24	(PR 08/01/16)	1,000	1,007,000
5.00%, 08/01/22	(PR 08/01/16)	200	201,482
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,192,170
5.00%, 08/01/33	(Call 08/01/21)	6,205	7,285,228
5.50%, 10/01/16		2,450	2,490,989
5.50%, 08/01/17		1,000	1,056,850
5.50%, 10/01/17		2,050	2,182,471
5.50%, 10/01/18		400	443,120
5.50%, 10/01/19	(AMBAC)	2,355	2,704,882
Series E
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,298,270
5.00%, 11/01/25	(AMBAC)	2,115	2,719,192
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,928,289
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,921,650
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,524,303
Commonwealth of Massachusetts RB
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,494,548
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	2,074,575
Series A
5.50%, 06/01/16	(AGM)	1,000	1,000,000
5.50%, 06/01/21	(AGM)	1,350	1,630,895
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A
4.00%, 06/01/45	(Call 06/01/25)	2,500	2,739,300
5.00%, 06/01/44	(Call 06/01/24)	3,000	3,567,090
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/28		130	169,402
5.00%, 07/01/31		2,870	3,813,886
5.25%, 07/01/21		765	914,833
5.25%, 07/01/28		1,450	1,927,891
5.25%, 07/01/30		3,635	4,892,637
5.25%, 07/01/34	(PR 07/01/18)	1,445	1,576,943
5.25%, 07/01/34	(Call 07/01/18)	10,780	11,724,544

494

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series B
5.25%, 07/01/17		$600	$629,808
5.25%, 07/01/19		1,395	1,575,011
5.25%, 07/01/21		2,220	2,654,809
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,086,160
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,661,092
5.50%, 07/01/16		1,410	1,415,950
5.50%, 07/01/17	(ETM)	10	10,518
5.50%, 07/01/18		2,180	2,390,305
Massachusetts Clean Water Trust (The) RB
2.00%, 08/01/16		5,500	5,514,080
5.00%, 08/01/18		2,000	2,180,960
5.00%, 08/01/20		1,800	2,091,474
5.00%, 08/01/24		1,000	1,269,450
5.00%, 08/01/26		2,000	2,591,260
5.25%, 08/01/19		1,500	1,703,235
5.25%, 08/01/20		1,000	1,171,210
5.25%, 08/01/21		500	602,205
Series A
5.25%, 08/01/19		1,000	1,135,490
Massachusetts Department of Transportation RB
Series A
0.00%, 01/01/28	(NPFGC)	1,000	779,690
5.00%, 01/01/20	(ETM)	185	200,131
Series B
5.00%, 01/01/17		2,055	2,107,567
5.00%, 01/01/18		720	766,656
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,458,707
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,119,420
Massachusetts Development Finance Agency RB
5.00%, 01/01/41	(Call 01/01/25)	1,000	1,134,940
Massachusetts School Building Authority RB
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,120,390
5.00%, 08/15/22		1,000	1,216,420
5.00%, 08/15/23	(Call 08/15/22)	1,500	1,829,295
5.00%, 08/15/26	(Call 08/15/22)	1,075	1,305,405

Security		Principal (000s)	Value
5.00%, 08/15/37	(PR 08/15/17) (AMBAC)	$2,840	$2,986,402
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	10	10,481
5.00%, 05/15/43	(Call 05/15/23)	4,070	4,786,890
5.00%, 11/15/45	(Call 11/15/25)	7,500	9,021,150
Series B
4.00%, 01/15/45	(Call 01/15/25)	2,000	2,158,800
5.00%, 08/15/19		3,000	3,382,680
5.00%, 10/15/19		1,000	1,133,620
5.00%, 08/15/20		2,000	2,320,140
5.00%, 10/15/21		1,035	1,237,042
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,210,520
5.00%, 08/15/30	(Call 08/15/22)	8,235	9,917,905
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,171,360
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,228,967
Series C
4.00%, 08/15/36	(Call 08/15/25)	1,000	1,106,160
5.00%, 08/15/27	(Call 08/15/25)	2,000	2,521,560
5.00%, 08/15/31	(Call 08/15/25)	2,000	2,473,700
5.00%, 08/15/37	(Call 08/15/25)	1,500	1,816,215
Massachusetts State College Building Authority RB Series B
5.00%, 05/01/43	(Call 05/01/22)(GTD)	750	874,493
Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/23		1,500	1,859,385
5.00%, 08/01/40	(PR 08/01/20)	1,700	1,971,388
Series B
5.00%, 08/01/36	(PR 08/01/21)	185	219,858
5.00%, 08/01/36	(Call 08/01/21)	815	950,257
5.00%, 08/01/39	(PR 08/01/19)	1,445	1,628,399
5.25%, 08/01/23	(AGM)	1,000	1,259,640
5.25%, 08/01/28	(AGM)	1,000	1,339,700
5.25%, 08/01/31	(AGM)	800	1,093,296
Series B-1
5.00%, 08/01/21	(PR 08/01/19)	90	101,513
5.00%, 08/01/21	(Call 08/01/19)	410	460,967
Series C
5.25%, 08/01/42	(Call 08/01/21)	1,000	1,168,030
Series J
5.25%, 08/01/16	(AGM)	1,365	1,375,893
5.25%, 08/01/17	(ETM)	60	63,169

495

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.25%, 08/01/17		$385	$405,709
5.25%, 08/01/17	(ETM) (AGM)	55	57,905
Metropolitan Boston Transit Parking Corp. RB
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,339,040
University of Massachusetts Building Authority RB
Series 1
4.00%, 11/01/45	(Call 11/01/25)	2,500	2,695,200
5.00%, 11/01/40	(Call 11/01/25)	2,500	3,007,500
5.00%, 11/01/44	(Call 11/01/24)	2,695	3,205,729

			319,000,129
MICHIGAN — 0.84%
City of Detroit MI GOL
5.00%, 11/01/30	(Call 11/01/20) (SAW)	1,000	1,080,980
Detroit City School District GO Series A
5.25%, 05/01/30	(AGM)	2,500	3,133,900
Michigan Finance Authority RB
5.00%, 07/01/20	(Call 07/01/19)	6,050	6,811,453
5.00%, 07/01/21	(Call 07/01/18)	4,500	4,883,355
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,040,900
Series A
5.00%, 01/01/17		5,175	5,308,618
5.00%, 07/01/17		1,200	1,256,388
5.00%, 07/01/18		2,000	2,173,620
5.00%, 07/01/19		1,875	2,105,194
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	1,895,914
Series C-3
5.00%, 07/01/24	(AGM)	1,000	1,219,960
5.00%, 07/01/32	(Call 07/01/24) (AGM)	1,000	1,166,790
Series D1
5.00%, 07/01/22	(AGM)	1,000	1,183,300
Series D2
5.00%, 07/01/26	(Call 07/01/24) (AGM)	1,000	1,197,320
Michigan State Building Authority RB
Series I
5.00%, 04/15/20		1,500	1,716,315
5.00%, 04/15/28	(Call 10/15/25)	3,000	3,707,400

Security		Principal (000s)	Value
5.00%, 10/15/29	(Call 10/15/23)	$1,000	$1,192,450
5.00%, 04/15/38	(Call 10/15/25)	3,000	3,554,250
Series IA
0.00%, 10/15/30	(PR 10/15/16) (NPFGC-FGIC)	210	104,817
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	290	144,165
5.00%, 10/15/32	(PR 10/15/16) (NPFGC-FGIC)	575	584,476
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	695	705,571
Series II
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,322,900
State of Michigan GO
Series A
5.00%, 05/01/17		200	207,900
5.00%, 05/01/19	(Call 05/01/18)	230	248,950
5.00%, 11/01/20	(Call 11/01/18)	760	835,248
5.25%, 11/01/22	(Call 11/01/18)	200	220,742
State of Michigan RB
5.25%, 09/15/20	(Call 09/15/17) (AGM)	1,310	1,384,277
5.25%, 09/15/21	(Call 09/15/17) (AGM)	2,240	2,367,008
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20	(Call 11/01/19)	2,820	3,195,398

			57,949,559
MINNESOTA — 0.74%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,019,770
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		1,000	1,145,530
Series B
5.00%, 03/01/19		510	567,207
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/17	(AMBAC)	1,500	1,540,995

496

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
State of Minnesota GO
5.00%, 08/01/16		$200	$201,510
5.00%, 08/01/17		2,300	2,416,081
5.00%, 08/01/19	(PR 08/01/17)	1,000	1,050,290
5.00%, 08/01/25	(PR 08/01/17)	2,000	2,100,580
Series 2010D
5.00%, 08/01/22	(Call 08/01/20)	1,650	1,911,442
Series A
5.00%, 08/01/18		700	763,014
5.00%, 08/01/19		2,120	2,389,304
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,848,656
Series D
5.00%, 08/01/18		2,000	2,180,040
5.00%, 08/01/19		2,500	2,817,575
5.00%, 08/01/20		640	742,835
5.00%, 08/01/21		9,650	11,523,354
5.00%, 08/01/23		1,000	1,246,330
5.00%, 08/01/24		2,000	2,540,660
Series F
4.00%, 08/01/17		2,000	2,077,720
5.00%, 10/01/17		4,500	4,758,165
5.00%, 10/01/20		1,500	1,749,285
Series H
5.00%, 11/01/19		500	567,910
State of Minnesota RB
Series B
5.00%, 03/01/19		500	554,695
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,187,660
Western Minnesota Municipal Power Agency RB Series A
5.00%, 01/01/46	(Call 01/01/24)	2,000	2,340,400

			51,241,008

MISSISSIPPI — 0.13%
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,175,930
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,170,340
Series C
5.00%, 10/01/19		1,075	1,216,739
5.00%, 10/01/24		1,000	1,259,570
5.00%, 10/01/27	(Call 10/01/25)	3,420	4,282,045

			9,104,624

Security		Principal (000s)	Value
MISSOURI — 0.49%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB
Series A
5.00%, 10/01/33	(Call 10/01/22)	$2,000	$2,328,280
City of Kansas City MO RB
Series C
5.25%, 04/01/40	(PR 04/01/18)	500	540,315
City of Springfield MO Public Utility Revenue RB
4.00%, 08/01/31	(Call 08/01/25)	2,000	2,249,580
Metropolitan St Louis Sewer District RB
Series A
5.00%, 05/01/42	(Call 05/01/22)	3,000	3,507,090
Missouri Highway & Transportation Commission RB
5.00%, 05/01/17		1,240	1,289,798
5.00%, 02/01/20	(Call 02/01/17)	3,000	3,088,890
5.25%, 05/01/18	(PR 05/01/17)	600	625,182
5.25%, 05/01/19	(PR 05/01/17)	2,550	2,657,023
5.25%, 05/01/20	(PR 05/01/17)	2,500	2,604,925
Series 2014A
5.00%, 05/01/25	(Call 05/01/24)	4,000	5,019,960
Series A
5.00%, 05/01/23		1,000	1,241,520
5.00%, 05/01/24		1,000	1,264,900
Series B
5.00%, 05/01/19		1,200	1,342,176
5.00%, 05/01/21		2,000	2,371,260
Missouri Joint Municipal Electric Utility Commission RB
Series A
5.00%, 01/01/42	(PR 01/01/17) (AMBAC)	2,000	2,051,280
University of Missouri RB
Series A
5.00%, 11/01/19		1,055	1,198,797

			33,380,976

NEBRASKA — 0.14%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,183,780

497

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Nebraska Public Power District RB
Series A-2
5.00%, 01/01/40	(Call 01/01/22)	$1,000	$1,160,590
Omaha Public Power District Nebraska City Station Unit 2 RB
Series A
5.00%, 02/01/49	(Call 02/01/26)	2,000	2,336,360
Omaha Public Power District RB
Series A
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,325,700
Series B
5.00%, 02/01/31	(Call 08/01/24)	1,000	1,228,360
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,145,640

			9,380,430

NEVADA — 0.89%
Clark County School District GOL
Series 2015D
5.00%, 06/15/28	(Call 12/15/25)	1,000	1,237,970
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,622,730
5.00%, 06/15/25	(Call 06/15/17) (NPFGC)	1,350	1,446,944
5.00%, 06/15/27	(PR 06/15/18)	10,500	11,390,820
Series B
5.00%, 06/15/19	(Call 06/15/17) (AMBAC)	1,415	1,477,048
Series C
5.00%, 06/15/22	(Call 12/15/17)	1,775	1,886,399
Clark County Water Reclamation District GOL
Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,120,780
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		7,010	7,601,854
5.13%, 07/01/36	(Call 01/01/20)	4,480	5,017,779
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	557,905
5.00%, 07/01/25	(Call 07/01/19) (AGM)	2,500	2,787,125
County of Clark NV RB
5.00%, 07/01/30	(Call 01/01/20)	1,000	1,120,530

Security		Principal (000s)	Value
Las Vegas Valley Water District GOL
4.00%, 06/01/39	(Call 12/01/24)	$2,000	$2,153,740
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,161,460
State of Nevada GOL
5.00%, 03/01/22		1,000	1,201,490
5.00%, 06/01/27	(PR 06/01/18)	3,000	3,249,900
Series D
5.00%, 04/01/25		2,000	2,535,920
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28	(Call 06/01/26)	5,000	6,349,100
State of Nevada RB
5.00%, 06/01/16		2,650	2,650,000
5.00%, 12/01/16		1,670	1,707,324
5.00%, 06/01/17		2,520	2,629,091

			60,905,909

NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/17		25	26,294

			26,294

NEW JERSEY — 4.04%
Essex County Improvement Authority RB
5.25%, 12/15/20	(AMBAC)	1,000	1,180,220
Garden State Preservation Trust RB
Series A
5.75%, 11/01/28	(AGM)	1,500	1,930,440
Series C
5.13%, 11/01/16	(AGM)	1,865	1,898,383
5.13%, 11/01/18	(AGM)	1,000	1,094,450
5.25%, 11/01/20	(AGM)	700	809,809
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		1,000	1,058,650
New Jersey Economic Development Authority RB
5.00%, 12/15/17	(ETM)	1,200	1,277,184
5.00%, 12/15/17		50	52,520

498

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 03/01/19	(PR 03/01/18)	$2,165	$2,322,958
5.00%, 06/15/19		1,055	1,138,894
5.00%, 06/15/21		2,000	2,197,780
5.00%, 06/15/22		2,000	2,207,600
5.00%, 06/15/22	(AGM)	1,500	1,732,530
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,123,160
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,108,550
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,076,760
5.00%, 06/15/26	(Call 06/15/22)	500	550,845
5.00%, 06/15/26	(Call 06/15/25)	5,000	5,486,700
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,147,755
5.25%, 06/15/31	(Call 06/15/25)	2,500	2,789,275
5.25%, 06/15/40	(Call 06/15/25)	1,000	1,103,590
Series A
5.00%, 05/01/17		1,100	1,138,940
5.00%, 07/01/29	(Call 06/30/16) (NPFGC)	200	200,830
5.25%, 07/01/16	(Call 06/30/16) (NPFGC)	380	381,607
5.25%, 07/01/17	(Call 06/30/16) (NPFGC)	3,050	3,089,924
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	274,430
Series EE
5.25%, 09/01/24	(Call 03/01/21)	750	820,785
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,094,500
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	271,048
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	1,993,320
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	635,813
Series II
5.00%, 03/01/23	(Call 03/01/22)	2,000	2,182,000
5.00%, 03/01/25	(Call 03/01/22)	2,000	2,163,260
Series K
5.50%, 12/15/19	(AMBAC)	3,345	3,676,657
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,163,140
Series NN
5.00%, 03/01/19	(ETM)	3,000	3,330,150
5.00%, 03/01/21		2,000	2,188,760

Security		Principal (000s)	Value
5.00%, 03/01/22		$4,000	$4,408,520
5.00%, 03/01/24	(Call 03/01/23)	4,000	4,383,800
5.00%, 03/01/25	(Call 03/01/23)	3,590	3,914,895
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,154,980
Series PP
5.00%, 06/15/19		1,925	2,073,783
5.00%, 06/15/26	(Call 06/15/24)	3,000	3,298,290
5.00%, 06/15/27	(Call 06/15/24)	3,000	3,290,070
5.00%, 06/15/31	(Call 06/15/24)	2,500	2,722,350
Series UU
5.00%, 06/15/40	(Call 06/15/24)	1,500	1,619,340
Series Y
5.00%, 09/01/33	(PR 09/01/18)	820	895,924
New Jersey Educational Facilities Authority RB
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	510,010
Series A
5.00%, 09/01/16	(Call 06/27/16) (AGM)	225	227,003
5.00%, 09/01/17	(Call 06/27/16) (AGM)	500	501,950
5.00%, 07/01/26	(Call 07/01/24)	1,650	2,077,366
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	620	622,009
New Jersey Institute of Technology/NJ RB
Series A
5.00%, 07/01/45	(Call 07/01/25)	2,500	2,871,325
New Jersey State Turnpike Authority RB
Series A
5.00%, 01/01/31	(Call 07/01/24)	6,500	7,814,235
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,161,170
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,309,740
5.00%, 01/01/38	(Call 07/01/22)	6,000	6,966,420
5.00%, 01/01/43	(Call 07/01/22)	8,000	9,253,920
Series B
5.00%, 01/01/19		5,180	5,702,869
5.00%, 01/01/21		1,000	1,161,680
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,199,870
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,375,140
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,962,125
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,658,790

499

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series E
5.25%, 01/01/40	(Call 01/01/19)	$2,500	$2,733,975
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,638,525
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,199,406
5.00%, 01/01/35	(Call 01/01/20)	1,760	1,959,760
New Jersey Transit Corp. COP
5.00%, 09/15/17	(ETM) (NPFGC-FGIC)	690	727,605
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/18		1,500	1,605,345
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19		2,360	2,571,834
5.25%, 12/15/21	(NPFGC)	695	791,973
Series A
0.00%, 12/15/25		2,085	1,445,489
0.00%, 12/15/28		4,140	2,455,931
0.00%, 12/15/29		3,290	1,854,672
0.00%, 12/15/30		1,000	535,700
0.00%, 12/15/31		5,025	2,555,212
0.00%, 12/15/32		400	191,920
0.00%, 12/15/33		930	421,746
0.00%, 12/15/34		1,055	450,749
0.00%, 12/15/35		11,710	4,706,366
0.00%, 12/15/37		700	254,128
0.00%, 12/15/38		4,145	1,429,362
0.00%, 12/15/39		8,700	2,848,554
0.00%, 12/15/40		2,500	778,750
4.75%, 12/15/37	(Call 12/15/17) (AMBAC)	525	546,546
5.00%, 06/15/18		1,000	1,058,650
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	1,986,602
5.00%, 06/15/42	(Call 06/15/22)	5,000	5,337,650
5.25%, 12/15/20		3,080	3,401,983
5.25%, 12/15/21		860	959,476
5.25%, 12/15/21	(ETM) (NPFGC)	5	6,062
5.25%, 12/15/22		695	781,792
5.50%, 12/15/16	(AGM)	1,500	1,538,010
5.50%, 12/15/21		2,910	3,283,498
5.50%, 12/15/22		2,200	2,507,054

Security		Principal (000s)	Value
5.50%, 12/15/23		$1,500	$1,718,130
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	438,204
5.75%, 06/15/17		1,060	1,110,424
Series AA
4.00%, 06/15/27	(Call 06/15/22) (SAP)	1,500	1,525,995
5.00%, 06/15/20		85	92,447
5.00%, 06/15/22	(SAP)	1,275	1,411,310
5.00%, 06/15/23	(Call 06/15/22) (SAP)	4,150	4,565,705
5.00%, 06/15/25	(Call 06/15/24)	1,000	1,106,460
5.00%, 06/15/38	(Call 06/15/24)	3,000	3,240,840
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,076,690
5.25%, 06/15/41	(Call 06/15/25)	1,000	1,102,720
Series B
5.00%, 06/15/20		1,075	1,169,181
5.00%, 06/15/42	(Call 06/15/21)	7,815	8,296,482
5.25%, 06/15/22	(Call 06/15/21)	560	619,091
5.25%, 12/15/22	(AMBAC)	1,900	2,137,272
5.25%, 06/15/36	(Call 06/15/21)	2,000	2,157,500
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,395,850
5.50%, 12/15/21	(NPFGC)	500	576,185
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,113,620
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,213,619
0.00%, 12/15/28	(AMBAC)	3,130	1,916,749
0.00%, 12/15/30	(NPFGC)	3,500	1,996,225
0.00%, 12/15/31	(NPFGC-FGIC)	500	273,105
0.00%, 12/15/32	(AGM)	5,000	2,576,150
0.00%, 12/15/35	(AMBAC)	3,990	1,750,972
5.50%, 12/15/17	(AGM)	2,385	2,534,420
Series D
5.00%, 12/15/23		2,000	2,224,600
5.00%, 12/15/24		2,020	2,258,461
5.00%, 06/15/32	(Call 12/15/24)	5,000	5,472,100
5.25%, 12/15/23		1,000	1,128,860
New Jersey Turnpike Authority RB
Series A
5.00%, 01/01/34	(Call 01/01/26)	2,000	2,408,580
Series B
5.00%, 01/01/20		1,745	1,976,212
Series E
5.00%, 01/01/34	(Call 01/01/25)	2,000	2,382,360
5.00%, 01/01/45	(Call 01/01/25)	7,000	8,161,790

500

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
State of New Jersey GO
5.00%, 06/01/27	(Call 06/01/25)	$2,000	$2,377,840
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,758,330
Series H
5.25%, 07/01/16		1,240	1,244,786
Series L
5.25%, 07/15/16	(AMBAC)	725	729,104
5.25%, 07/15/17	(AMBAC)	1,000	1,046,660
5.25%, 07/15/19	(AMBAC)	420	467,662
Series Q
5.00%, 08/15/19		1,000	1,108,300
5.00%, 08/15/20		1,000	1,133,160
5.00%, 08/15/21	(Call 08/15/20)	500	564,575
Series T
5.00%, 06/01/22		1,000	1,162,700

			278,316,542

NEW MEXICO — 0.07%
New Mexico Finance Authority RB
Series B
5.00%, 06/15/20		500	578,190
5.00%, 06/15/23	(Call 06/15/20)	3,260	3,754,118
State of New Mexico Severance Tax Permanent Fund RB
Series D
5.00%, 07/01/16		500	501,890

			4,834,198

NEW YORK — 20.59%
Battery Park City Authority RB
Series A
5.00%, 11/01/22		500	616,585
5.00%, 11/01/24	(Call 11/01/23)	1,550	1,962,331
Brooklyn Arena Local Development Corp. RB
0.00%, 07/15/33		500	239,155
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,160,206
City of New York NY GO
5.00%, 08/01/18		2,000	2,178,620
5.00%, 08/01/18	(PR 08/01/17)	10	10,497
5.00%, 08/01/18	(Call 08/01/17)	1,990	2,091,390
5.00%, 10/01/18	(PR 10/01/17)	475	501,890
5.00%, 10/01/20	(PR 10/01/17)	195	206,039
5.00%, 10/01/22	(PR 10/01/17)	125	132,076
5.00%, 10/01/22	(Call 10/01/17)	680	719,386

Security		Principal (000s)	Value
5.00%, 10/01/24	(PR 10/01/17) (AGM)	$405	$427,927
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,850	1,955,376
5.00%, 08/01/26	(Call 08/01/25)	1,750	2,199,645
Series 1
5.00%, 08/01/17		1,200	1,260,744
Series A
5.00%, 08/01/17		9,500	9,980,890
5.00%, 08/01/22		2,000	2,420,760
5.00%, 08/01/24		3,000	3,756,390
5.00%, 08/01/26	(PR 08/01/16)	10	10,073
5.00%, 08/01/26	(Call 08/01/16)	990	997,267
5.00%, 08/01/28	(PR 08/01/16)	10	10,073
5.00%, 08/01/28	(Call 08/01/16)	1,000	1,007,340
5.00%, 08/01/31	(Call 08/01/24)	2,500	3,033,050
5.00%, 08/01/32	(Call 08/01/24)	1,000	1,209,890
Series A-1
5.00%, 08/01/17		355	372,970
5.00%, 08/01/30	(Call 08/01/21)	500	589,225
5.00%, 08/01/31	(Call 08/01/21)	710	833,213
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,170,830
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,304,202
Series B
5.00%, 08/01/16		1,000	1,007,520
5.00%, 08/01/17		4,500	4,727,790
5.00%, 08/01/18		2,750	2,995,602
5.00%, 08/01/19		1,000	1,124,360
5.00%, 08/01/20		1,600	1,849,872
Series B-1
5.25%, 09/01/16		2,060	2,084,493
5.25%, 09/01/20	(Call 09/01/18)	500	549,630
5.25%, 09/01/23	(Call 09/01/18)	1,385	1,517,240
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,094,070
Series C
5.00%, 08/01/17		1,100	1,155,682
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,243,620
5.00%, 08/01/27	(Call 02/01/25)	4,000	4,928,640
5.00%, 08/01/28	(Call 02/01/26)	2,000	2,498,360
5.00%, 08/01/28	(Call 02/01/25)	1,500	1,838,565
5.25%, 08/01/17		250	263,383
5.25%, 08/01/18		480	525,437
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	25	26,441

501

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 10/01/19	(Call 10/01/17)	$2,300	$2,429,421
5.00%, 10/01/20	(Call 10/01/17)	285	300,800
Series D
5.00%, 08/01/17		1,500	1,575,930
5.00%, 08/01/18		2,000	2,178,620
5.00%, 08/01/19		4,000	4,497,440
5.00%, 08/01/22		2,000	2,420,760
5.00%, 08/01/24	(Call 02/01/23)	2,000	2,459,220
5.00%, 08/01/25	(Call 02/01/23)	2,500	3,055,925
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,191,310
5.00%, 10/01/26	(Call 10/01/21)	4,090	4,856,221
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,980,498
5.13%, 12/01/27	(PR 12/01/17)	910	969,487
5.13%, 12/01/27	(Call 12/01/17)	590	628,332
Series E
5.00%, 08/01/16		2,600	2,619,552
5.00%, 08/01/19		100	112,436
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,123,810
5.00%, 08/01/22	(Call 08/01/19)	400	449,256
5.00%, 08/01/25	(Call 08/01/19)	2,460	2,758,029
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,579,172
Series E-1
6.25%, 10/15/28	(PR 10/15/18)	1,200	1,352,004
6.25%, 10/15/28	(Call 10/15/18)	50	56,334
Series F
5.00%, 08/01/29	(Call 02/01/22)	30	35,438
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,226,822
Series G
5.00%, 08/01/21		5,000	5,926,450
5.00%, 08/01/22	(PR 08/01/17)	200	209,936
5.00%, 08/01/22	(Call 08/01/17)	1,085	1,140,151
5.00%, 08/01/22		1,500	1,815,570
5.00%, 08/01/23		3,000	3,699,810
5.00%, 08/01/24	(PR 08/01/17)	100	104,968
5.00%, 08/01/24	(Call 08/01/17)	550	577,759
Series G-1
5.00%, 04/01/25	(Call 04/01/22)	2,500	2,988,125
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,336,301
Series I
5.00%, 08/01/16		5,500	5,541,360
5.00%, 08/01/18		3,275	3,567,490
5.00%, 08/01/22		2,000	2,420,760
5.00%, 08/01/27	(Call 08/01/22)	19,220	23,049,777
5.00%, 03/01/30	(Call 03/01/24)	1,000	1,214,230

Security		Principal (000s)	Value
Series I-1
5.00%, 08/01/17		$2,500	$2,626,550
5.00%, 08/01/18		215	234,202
5.00%, 08/01/19		2,300	2,586,028
5.38%, 04/01/36	(PR 04/01/19)	435	488,679
5.38%, 04/01/36	(Call 04/01/19)	2,065	2,320,606
Series J
3.00%, 08/01/16		5,200	5,221,840
5.00%, 08/01/17		5,515	5,794,169
5.00%, 08/01/18		1,000	1,089,310
5.00%, 08/01/21		1,010	1,197,143
5.00%, 08/01/22		1,500	1,815,570
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,526,620
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	306,279
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,663,365
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,284,300
City of New York NY GOL
Series F-1
5.00%, 06/01/36	(Call 06/01/25)	1,100	1,319,428
County of Nassau NY GOL
Series B
5.00%, 04/01/43	(Call 04/01/23)	3,000	3,478,560
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,160	2,213,028
5.00%, 02/15/47	(Call 02/15/17)	6,425	6,582,669
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,135,990
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	2,725	2,791,871
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,429,125
5.75%, 02/15/47	(Call 02/15/21)	3,500	4,114,075
Long Island Power Authority RB
Series 2015B
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,176,370
Series A
4.00%, 09/01/39	(Call 09/01/24) (AGM)	2,000	2,148,160
5.00%, 12/01/26	(Call 06/30/16) (SGI)	1,200	1,204,176

502

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 09/01/37	(Call 09/01/22)	$2,355	$2,749,981
5.00%, 09/01/44	(Call 09/01/24)	1,000	1,164,220
5.25%, 12/01/20	(PR 06/01/16) (NPFGC-FGIC)	2,000	2,000,000
5.50%, 04/01/22	(Call 04/01/19)	500	552,915
5.50%, 05/01/33	(PR 05/01/19) (BHAC)	1,100	1,243,968
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,128,275
6.00%, 05/01/33	(PR 05/01/19)	1,000	1,145,230
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	2,072,000
5.75%, 04/01/25	(PR 04/01/19)	1,050	1,190,868
5.75%, 04/01/33	(PR 04/01/19)	1,395	1,582,153
Series E
5.00%, 12/01/17	(Call 12/01/16)	595	608,221
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	741,421
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	511,210
Series F
5.00%, 05/01/17	(NPFGC)	225	233,696
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	1,000	1,113,670
5.00%, 11/15/29	(Call 11/15/25)	2,000	2,468,980
Series 2015C
5.00%, 11/15/35	(Call 11/15/25)	2,000	2,416,840
Series A
0.00%, 11/15/30		7,000	4,641,420
5.00%, 11/15/18		250	275,128
5.00%, 11/15/23	(Call 11/15/22)	1,500	1,827,810
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,212,270
5.00%, 11/15/26	(Call 11/15/22)	1,535	1,858,471
5.00%, 11/15/29	(Call 11/15/22)	2,000	2,412,760
5.00%, 11/15/30	(Call 05/15/23)	1,110	1,329,303
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,426,838
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,597,963
5.00%, 11/15/41	(Call 11/15/21)	500	581,935
5.00%, 11/15/43	(Call 05/15/23)	6,285	7,374,316
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,743,270
5.50%, 11/15/39	(PR 11/15/18)	600	667,919
Series A-1
5.00%, 11/15/16		3,370	3,438,883
5.00%, 11/15/40	(Call 05/15/25)	2,000	2,365,480

Security		Principal (000s)	Value
5.00%, 11/15/44	(Call 11/15/23)	$3,455	$4,088,129
5.00%, 11/15/45	(Call 05/15/25)	2,000	2,355,040
Series A1
5.25%, 11/15/56	(Call 05/15/26)	8,200	9,973,578
Series B
4.00%, 11/15/45	(Call 05/15/25)	2,000	2,165,840
4.50%, 11/15/37	(Call 11/15/17)	500	524,905
4.75%, 11/15/31	(PR 11/15/16)	430	438,183
5.00%, 11/15/34	(Call 11/15/19)	6,175	7,044,440
5.25%, 11/15/23	(AMBAC)	210	261,830
Series C
5.00%, 11/15/20		1,305	1,514,896
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,195,890
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,352,380
6.25%, 11/15/23	(PR 11/15/18)	2,160	2,440,303
6.25%, 11/15/23	(Call 11/15/18)	540	611,836
Series D
5.00%, 11/15/16		2,000	2,040,880
5.00%, 11/15/17		2,550	2,708,788
5.00%, 11/15/21		1,000	1,187,150
5.00%, 11/15/23	(Call 11/15/17)	10,100	10,702,768
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,391,780
5.00%, 11/15/34	(Call 11/15/20)	1,695	1,967,031
5.00%, 11/15/36	(Call 11/15/21)	2,500	2,925,250
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,681,010
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,184,760
5.25%, 11/15/34	(Call 11/15/20)	280	327,961
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,184,210
Series D-1
5.00%, 11/15/39	(Call 11/15/24)	5,100	6,096,336
Series E
5.00%, 11/15/42	(Call 11/15/22)	2,650	3,115,154
5.00%, 11/15/43	(Call 11/15/23)	2,000	2,369,520
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	834,975
5.00%, 11/15/17		1,070	1,136,629
5.00%, 11/15/18		1,615	1,777,324
5.00%, 11/15/19		1,285	1,456,573
5.00%, 11/15/24	(Call 11/15/22)	1,080	1,312,956
5.00%, 11/15/25	(Call 11/15/22)	5,400	6,537,942
5.00%, 11/15/30	(Call 11/15/22)	6,750	8,072,257
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		1,000	1,020,620

503

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series SER
5.00%, 11/15/22		$1,000	$1,234,940
Nassau County Sewer & Storm Water Finance Authority RB Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	520	574,111
New York City Educational Construction Fund RB Series A
5.75%, 04/01/41	(Call 04/01/21)	600	716,286
New York City Industrial Development Agency RB
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	292,390
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,562,105
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29	(Call 07/15/22) (SAW)	835	995,554
Series S-1
4.00%, 07/15/40	(Call 01/15/26) (SAW)	8,000	8,804,640
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,657,908
5.00%, 07/15/24	(Call 07/15/22) (SAW)	660	806,368
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,191,730
5.00%, 07/15/33	(Call 07/15/22) (SAW)	2,075	2,463,544
5.00%, 07/15/35	(Call 01/15/25) (SAW)	1,500	1,791,765
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC, SAW)	1,000	1,025,420
5.00%, 07/15/37	(Call 07/15/22) (SAW)	3,495	4,109,491
5.00%, 07/15/40	(Call 01/15/25) (SAW)	3,300	3,891,393
5.00%, 07/15/43	(Call 01/15/26) (SAW)	4,000	4,786,120
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,573,632

Security		Principal (000s)	Value
Series S-1A
5.00%, 07/15/19	(SAW)	$175	$196,322
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,161,590
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,759,905
Series S-2
5.00%, 07/15/33	(Call 07/15/25) (SAW)	2,000	2,429,180
5.00%, 07/15/35	(Call 07/15/25) (SAW)	1,500	1,806,870
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	276,840
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	5,550	6,217,110
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,542,548
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/16	(ETM)	190	193,475
5.00%, 11/01/16		1,265	1,288,605
5.00%, 11/01/17	(ETM)	225	238,514
5.00%, 11/01/17		950	1,008,074
5.00%, 11/01/25	(PR 05/01/17)	695	722,300
5.00%, 11/01/25	(Call 05/01/17)	355	368,455
5.00%, 11/01/27	(PR 11/01/17)	2,800	2,966,656
5.00%, 08/01/28	(Call 08/01/24)	2,350	2,914,000
5.00%, 11/01/30	(Call 05/01/17)	80	83,010
5.00%, 11/01/30	(PR 05/01/17)	170	176,678
5.00%, 08/01/31	(Call 08/01/25)	1,300	1,603,069
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,396,850
5.00%, 11/01/32	(Call 11/01/21)	1,125	1,321,616
5.00%, 02/01/33	(Call 02/01/25)	1,710	2,073,854
5.00%, 02/01/34	(Call 02/01/25)	1,000	1,207,530
5.00%, 08/01/34	(Call 08/01/24)	2,500	3,030,975
5.00%, 02/01/35	(Call 02/01/25)	2,630	3,171,228
5.00%, 08/01/35	(Call 08/01/24)	2,000	2,416,460
5.00%, 08/01/37	(Call 08/01/25)	5,500	6,620,020
5.00%, 08/01/39	(Call 08/01/24)	3,300	3,943,566
5.00%, 02/01/41	(Call 02/01/25)	13,050	15,488,131

504

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series A
5.00%, 11/01/20		$1,000	$1,165,310
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,194,640
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,190,120
5.00%, 05/01/28	(Call 05/01/19)	1,710	1,911,558
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,202,760
5.00%, 11/01/38	(Call 11/01/23)	3,500	4,175,115
Series A-1
5.00%, 08/01/29	(Call 08/01/24)	1,610	1,988,157
5.00%, 05/01/36	(Call 05/01/19)	1,000	1,112,050
5.00%, 05/01/38	(Call 05/01/19)	1,260	1,396,962
5.00%, 08/01/38	(Call 08/01/24)	750	898,118
Series B
5.00%, 11/01/18		3,085	3,394,457
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,196,900
5.00%, 02/01/27	(Call 02/01/21)	1,985	2,303,592
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,213,450
Series B-1
5.00%, 11/01/35	(Call 11/01/25)	2,000	2,443,460
Series B1
5.00%, 11/01/40	(Call 05/01/24)	2,000	2,376,020
Series C
3.00%, 11/01/16		13,000	13,134,550
5.00%, 11/01/18		2,780	3,058,862
5.00%, 11/01/25	(Call 05/01/25)	2,000	2,545,440
5.00%, 11/01/26	(Call 05/01/24)	1,020	1,272,297
5.00%, 11/01/33	(Call 11/01/20)	6,270	7,240,094
5.00%, 11/01/39	(Call 11/01/20)	1,525	1,760,948
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,455,550
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,885,950
Series E
5.00%, 11/01/18		1,500	1,650,465
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	3,031,200
5.00%, 02/01/29	(Call 02/01/26)	1,250	1,567,675
5.00%, 02/01/34	(Call 02/01/26)	9,500	11,646,905
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,361,000
5.00%, 02/01/40	(Call 02/01/26)	2,625	3,157,849
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,804,157
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	2,000	2,401,600
5.00%, 02/01/36	(Call 02/01/23)	1,400	1,652,266
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,942,450

Security		Principal (000s)	Value
Series I
5.00%, 05/01/38	(Call 05/01/23)	$1,000	$1,180,830
5.00%, 05/01/42	(Call 05/01/23)	4,640	5,466,013
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	2,000	2,176,620
New York City Water & Sewer System RB
4.50%, 06/15/39	(PR 06/15/17)	580	602,759
4.50%, 06/15/39	(Call 06/15/17)	665	688,874
5.00%, 06/15/21	(PR 06/15/18)	185	200,814
5.00%, 06/15/21	(Call 06/15/18)	815	885,758
5.00%, 06/15/26	(Call 06/15/21)	4,630	5,469,234
5.00%, 06/15/29	(PR 06/15/18)	205	222,392
5.00%, 06/15/29	(Call 06/15/18)	1,255	1,356,755
5.00%, 06/15/29	(Call 12/15/19)	3,750	4,260,937
5.00%, 06/15/31	(Call 06/15/21)	485	571,049
5.00%, 06/15/32	(Call 06/15/21)	2,015	2,357,490
5.00%, 06/15/39	(Call 06/15/25)	7,775	9,310,951
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,338,640
5.00%, 06/15/46	(Call 06/15/23)	5,750	6,790,405
5.38%, 06/15/40	(Call 12/15/20)	1,005	1,177,961
5.38%, 06/15/43	(Call 12/15/20)	2,715	3,182,251
5.50%, 06/15/40	(Call 06/15/19)	10,000	11,314,700
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,178,540
Series A
4.75%, 06/15/30	(PR 06/15/17)	915	953,265
4.75%, 06/15/30	(Call 06/15/17)	3,935	4,097,909
5.00%, 06/15/38	(Call 06/15/17)	4,845	5,055,225
5.75%, 06/15/40	(PR 06/15/18)	115	126,522
5.75%, 06/15/40	(Call 06/15/18)	385	423,485
Series AA
4.75%, 06/15/33	(Call 06/15/17) (NPFGC-FGIC)	1,125	1,170,079
5.00%, 06/15/22	(PR 06/15/18)	1,400	1,519,672
5.00%, 06/15/27	(PR 06/15/17)	500	522,205
5.00%, 06/15/44	(Call 06/15/21)	4,625	5,350,246
5.00%, 06/15/44	(Call 06/15/24)	2,000	2,363,660
Series B
5.00%, 06/15/36	(Call 06/15/16)	2,700	2,704,698
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,301,557
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,115,080
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,500,393

505

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 06/15/46	(Call 06/15/25)	$3,000	$3,579,300
5.00%, 06/15/47	(Call 12/15/22)	6,760	7,920,354
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	3,931,437
Series CC
5.00%, 06/15/34	(Call 06/15/18)	3,700	3,998,183
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,744,100
5.00%, 06/15/47	(Call 06/15/23)	4,350	5,118,471
Series CC-1
4.00%, 06/15/33	(Call 12/15/26)	1,250	1,420,275
5.00%, 06/15/47	(Call 06/15/24)	2,500	2,952,575
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	3,300	3,384,282
Series D
5.00%, 06/15/28	(PR 06/15/16)	280	280,487
5.00%, 06/15/29	(PR 06/15/16)	1,000	1,001,750
Series DD
4.00%, 06/15/18	(Call 12/15/16)	2,275	2,320,022
4.75%, 06/15/36	(Call 06/15/17)	500	519,770
5.00%, 06/15/32	(Call 06/15/18)	900	975,582
5.00%, 06/15/34	(Call 06/15/23)	2,015	2,414,433
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,694,287
5.00%, 06/15/36	(Call 06/15/24)	4,000	4,804,760
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,189,850
Series EE
5.00%, 06/15/17	(ETM)	1,225	1,280,051
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,481,837
5.00%, 06/15/36	(Call 06/15/24)	3,600	4,315,500
5.00%, 06/15/45	(Call 06/15/24)	2,000	2,362,060
5.00%, 06/15/47	(Call 06/15/23)	6,000	7,059,960
5.25%, 06/15/40	(Call 06/15/19)	9,675	10,865,605
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,162,430
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	792,083
Series GG
5.00%, 06/15/37	(Call 06/15/25)	1,815	2,181,684
5.00%, 06/15/39	(Call 06/15/25)	5,780	6,921,839
5.00%, 06/15/43	(Call 06/15/21)	3,330	3,852,177
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	6,160	6,876,038
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	1,500	1,783,440

Security		Principal (000s)	Value
5.00%, 11/15/45	(Call 11/15/25)	$1,000	$1,183,460
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21)	5,040	5,933,088
5.25%, 12/15/43	(Call 12/15/21)	100	119,156
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,094,575
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	242,474
Series C
5.50%, 04/01/17		865	895,258
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	2,030	2,128,272
New York Power Authority (The) RB
Series A
5.00%, 11/15/22		1,000	1,222,420
5.00%, 11/15/38	(Call 11/15/21)	1,000	1,180,950
Series C
5.00%, 11/15/16	(NPFGC)	1,145	1,168,679
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	532,250
New York State Dormitory Authority RB
4.00%, 05/15/20		1,350	1,501,699
5.00%, 03/15/18		6,790	7,304,750
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,174,280
5.00%, 03/15/25		3,000	3,835,350
5.00%, 03/15/33	(Call 03/15/24)	5,000	6,060,700
5.50%, 07/01/18	(NPFGC-FGIC)	415	455,035
5.50%, 05/01/37	(PR 05/01/19)	850	961,775
5.75%, 05/01/37	(PR 05/01/19)	435	495,326
Series 1
5.50%, 07/01/40	(AMBAC)	530	742,371
Series 2014
5.00%, 02/15/20		4,000	4,571,160
Series 2015B
5.00%, 03/15/34	(Call 09/15/25)	8,085	9,923,852
Series A
4.00%, 05/15/18		2,000	2,124,040
5.00%, 03/15/17		3,500	3,622,010
5.00%, 05/15/18		2,000	2,162,780

506

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 03/15/20		$2,000	$2,295,380
5.00%, 12/15/20		5,200	6,084,208
5.00%, 12/15/21		1,500	1,796,205
5.00%, 03/15/22		1,300	1,572,038
5.00%, 03/15/23		1,000	1,227,260
5.00%, 03/15/24		1,000	1,257,340
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,202,580
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,681,540
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,492,320
5.00%, 12/15/26	(Call 12/15/22)	6,565	8,042,716
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,853,775
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,421,500
5.00%, 03/15/28	(Call 03/15/24)	2,000	2,471,620
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,463,460
5.00%, 03/15/30	(Call 03/15/25)	5,000	6,143,600
5.00%, 03/15/31	(Call 03/15/24)	4,000	4,874,280
5.00%, 06/15/31	(Call 12/15/22)	4,070	4,900,606
5.00%, 03/15/35	(Call 03/15/25)	1,000	1,204,880
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,458,673
5.00%, 03/15/38	(Call 03/15/23)	500	583,360
5.00%, 02/15/39	(PR 02/15/19)	5	5,548
5.00%, 02/15/39	(Call 02/15/19)	3,820	4,221,024
5.00%, 07/01/39	(Call 07/01/19)	2,070	2,306,394
5.00%, 07/01/41	(Call 07/01/21)	500	576,600
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,157,980
5.00%, 02/15/43	(Call 02/15/23)	3,500	4,107,775
5.00%, 03/15/44	(Call 03/15/24)	6,595	7,821,736
5.25%, 05/15/21		1,000	1,159,330
5.50%, 05/15/17		2,800	2,930,396
5.75%, 07/01/27	(NPFGC)	500	639,945
Series B
5.00%, 03/15/19		1,020	1,135,087
5.00%, 02/15/25		1,000	1,268,410
5.00%, 03/15/28	(Call 03/15/19)	780	863,632
5.00%, 02/15/31	(Call 02/15/25)	9,795	11,956,756
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,780,860
5.00%, 02/15/36	(Call 02/15/25)	2,000	2,397,580
5.00%, 02/15/38	(Call 02/15/25)	1,000	1,193,600
5.00%, 02/15/41	(Call 02/15/25)	2,000	2,375,160
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,570,030
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,371,840
5.50%, 03/15/26	(AMBAC)	845	1,125,320
5.50%, 03/15/27	(AMBAC)	3,375	4,549,567
Series C
5.00%, 03/15/17		2,400	2,483,472

Security		Principal (000s)	Value
5.00%, 03/15/19	(Call 03/15/18)	$4,200	$4,523,904
5.00%, 03/15/22		1,000	1,203,060
5.00%, 12/15/22	(PR 12/15/16)	3,805	3,894,950
5.00%, 03/15/24	(Call 03/15/18)	280	300,966
5.00%, 03/15/31	(Call 03/15/24)	1,000	1,211,340
5.00%, 12/15/31	(PR 12/15/16)	3,500	3,583,090
5.00%, 03/15/33	(Call 03/15/24)	1,000	1,200,970
5.00%, 03/15/34	(Call 03/15/21)	1,375	1,592,002
5.00%, 03/15/35	(Call 03/15/24)	5,390	6,451,938
5.00%, 03/15/37	(Call 03/15/24)	2,000	2,389,300
5.00%, 03/15/38	(Call 03/15/24)	1,000	1,192,290
Series D
5.00%, 06/15/16		2,300	2,304,094
5.00%, 06/15/18		3,000	3,257,070
5.00%, 03/15/25	(PR 09/15/16)	1,630	1,650,994
5.00%, 03/15/36	(PR 09/15/16)	1,200	1,215,456
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,122,722
Series E
4.00%, 02/15/34	(Call 02/15/25)	1,445	1,612,389
5.00%, 02/15/23		1,000	1,225,150
5.00%, 02/15/24		1,095	1,366,461
5.00%, 03/15/25		2,000	2,540,000
5.00%, 03/15/31	(Call 09/15/25)	1,430	1,764,677
5.00%, 03/15/36	(Call 09/15/25)	3,000	3,631,980
New York State Environmental Facilities Corp. RB
Series A
5.00%, 06/15/17		1,000	1,046,180
5.00%, 06/15/19		2,000	2,248,160
5.00%, 06/15/22		1,020	1,240,493
5.00%, 06/15/24	(Call 06/15/22)	750	913,770
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	227,898
4.75%, 06/15/32	(Call 06/15/17)	1,370	1,426,595
5.00%, 06/15/31	(Call 06/15/21)	650	765,323
5.00%, 06/15/37	(Call 06/15/18)	10	10,842
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,329,380
Series C
5.00%, 10/15/35	(PR 10/15/16)	4,350	4,421,992
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		500	589,340
5.00%, 04/01/22		1,610	1,943,850
5.00%, 04/01/30	(Call 04/01/22)	500	596,075

507

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	$2,000	$2,328,220
Series B
5.00%, 04/01/19	(PR 10/01/18)	150	164,460
5.00%, 04/01/19	(Call 10/01/18)	480	526,949
5.00%, 04/01/20	(PR 10/01/18)	190	208,316
5.00%, 04/01/20	(Call 10/01/18)	230	252,496
New York State Thruway Authority RB
5.00%, 04/01/18		805	867,476
5.00%, 04/01/19		550	612,777
5.00%, 01/01/29	(Call 01/01/25)	2,000	2,444,560
5.00%, 01/01/32	(Call 01/01/25)	5,365	6,468,795
Series A
4.00%, 01/01/56	(Call 01/01/26)	1,000	1,067,160
5.00%, 03/15/18	(Call 09/15/17)	1,000	1,057,400
5.00%, 05/01/19		16,220	18,070,540
5.00%, 05/01/19	(AGM)	1,230	1,370,331
5.00%, 03/15/21	(Call 09/15/20)	1,000	1,166,310
5.00%, 03/15/26	(Call 09/15/21)	1,495	1,773,817
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,348,320
5.00%, 01/01/46	(Call 01/01/26)	4,000	4,724,040
Series B
5.00%, 04/01/27	(PR 10/01/17)	8,560	9,046,379
5.50%, 04/01/20	(AMBAC)	620	723,639
Series C
5.25%, 03/15/19		2,000	2,239,400
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	3,210	3,425,359
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	4,590	4,897,209
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,365,453
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	767,952
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,358,280
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,161,170
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,322,340
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,560	3,144,346
5.00%, 01/01/41	(Call 01/01/24)	2,000	2,301,640

Security		Principal (000s)	Value
New York State Urban Development Corp. RB
5.00%, 12/15/17		$2,200	$2,345,464
5.00%, 12/15/18		40	44,198
5.00%, 03/15/23		1,500	1,840,890
5.00%, 03/15/27	(Call 03/15/24)	1,000	1,237,790
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,448,800
5.00%, 03/15/30	(Call 03/15/23)	1,000	1,204,170
5.00%, 03/15/34	(Call 03/15/24)	2,300	2,753,146
5.50%, 03/15/20	(NPFGC)	1,560	1,817,416
Series A
5.00%, 03/15/17		2,630	2,721,471
5.00%, 03/15/19		1,000	1,112,830
5.00%, 03/15/20		2,000	2,291,360
5.00%, 03/15/23		5,000	6,136,300
5.00%, 03/15/25		5,000	6,350,000
5.00%, 03/15/26		1,000	1,282,890
5.00%, 03/15/27	(Call 03/15/26)	2,500	3,170,300
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,157,820
5.00%, 03/15/32	(Call 09/15/25)	1,000	1,229,320
5.00%, 03/15/35	(Call 09/15/25)	1,525	1,853,332
Series A-1
5.00%, 12/15/17		2,365	2,521,374
5.00%, 12/15/18		310	342,535
5.00%, 03/15/27	(Call 03/15/23)	3,725	4,542,488
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,454,583
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,702,600
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,848,105
Series B
5.00%, 03/15/32	(PR 03/15/17)	1,000	1,034,110
5.25%, 01/01/24	(Call 07/01/18)	250	273,130
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	276,805
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,210,580
Series C
5.00%, 12/15/16		750	768,188
5.00%, 03/15/17		1,000	1,034,780
5.00%, 03/15/21		2,000	2,351,400
Series D
5.00%, 03/15/21		5,000	5,878,500
5.00%, 03/15/22		2,000	2,406,120

508

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 03/15/23		$5,000	$6,136,300
5.25%, 01/01/17		560	575,137
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,112,870
5.25%, 01/01/21	(Call 01/01/19)	500	556,230
5.50%, 01/01/19		1,515	1,690,891
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,393,678
Series E
5.00%, 03/15/20		1,200	1,374,816
5.00%, 03/15/21		1,000	1,175,700
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,467,880
Port Authority of New York & New Jersey RB
4.00%, 12/01/31	(Call 06/01/22)	2,000	2,188,360
4.00%, 12/15/41	(Call 06/15/24)	1,000	1,092,610
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	215,273
4.50%, 09/15/39	(Call 09/15/19)	750	831,428
4.75%, 07/15/31	(Call 07/15/18)	1,870	2,013,279
4.75%, 07/15/33	(Call 07/15/18)	285	307,620
5.00%, 07/15/33	(Call 01/15/21)	2,250	2,605,477
5.00%, 07/15/35	(Call 07/15/20)	730	835,368
5.00%, 10/01/35	(Call 10/01/16)	1,800	1,824,318
5.00%, 09/01/36	(Call 09/01/24)	4,770	5,716,750
5.00%, 09/15/36	(Call 09/15/19)	2,500	2,816,850
5.00%, 11/15/37	(Call 11/15/17)	1,000	1,062,480
5.00%, 07/15/38	(Call 07/15/18)	125	135,659
5.00%, 09/01/39	(Call 09/01/24)	1,915	2,272,971
5.00%, 10/15/39	(Call 10/15/19)	1,000	1,127,800
Series 179
5.00%, 12/01/18		2,035	2,242,570
5.00%, 12/01/22		1,500	1,838,475
5.00%, 06/01/33	(Call 12/01/23)	1,000	1,216,520
5.00%, 12/01/38	(Call 12/01/23)	2,350	2,811,634
5.00%, 12/01/43	(Call 12/01/23)	2,500	2,975,825
Series 189
5.00%, 05/01/27	(Call 05/01/25)	1,200	1,505,676
5.00%, 05/01/45	(Call 05/01/25)	2,000	2,383,280
Series 194
4.00%, 10/15/45	(Call 10/15/25)	1,000	1,102,630
5.00%, 10/15/28	(Call 10/15/25)	2,000	2,514,000
5.00%, 10/15/32	(Call 10/15/25)	1,400	1,739,696
5.00%, 10/15/33	(Call 10/15/25)	3,000	3,704,970
5.00%, 10/15/41	(Call 10/15/25)	4,000	4,827,080
5.25%, 10/15/55	(Call 10/15/25)	1,000	1,217,170

Security		Principal (000s)	Value
Series 5
5.38%, 03/01/28		$2,150	$2,707,581
Third Series
5.00%, 07/15/39	(Call 07/15/20)	1,990	2,265,217
6.13%, 06/01/94	(Call 06/01/24)	500	640,290
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,009,350
5.00%, 10/15/17		1,540	1,631,260
5.00%, 10/15/18		3,800	4,173,806
5.00%, 10/15/20		2,500	2,921,500
5.00%, 10/15/21		2,000	2,398,780
5.00%, 10/15/25	(Call 10/15/24)	2,000	2,538,180
5.00%, 10/15/28	(Call 10/15/24)	5,000	6,242,900
5.00%, 10/15/30	(Call 10/15/24)	3,000	3,721,890
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,159,438
Series C
4.50%, 02/01/17		4,000	4,106,320
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,137,490
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/30		5,000	3,332,150
0.00%, 11/15/31		2,000	1,286,280
0.00%, 11/15/32		1,800	1,120,968
5.00%, 11/15/22		3,360	4,098,058
5.00%, 01/01/23	(PR 01/01/22)	555	668,892
5.00%, 01/01/23	(Call 01/01/22)	255	305,651
5.00%, 01/01/25	(Call 01/01/22)	1,000	1,198,630
5.00%, 01/01/26	(Call 01/01/22)	685	821,062
5.00%, 11/15/26	(Call 05/15/23)	2,000	2,433,080
5.00%, 01/01/27	(Call 01/01/22)	1,070	1,279,345
5.00%, 11/15/27	(Call 05/15/23)	1,000	1,208,960
5.00%, 11/15/31	(Call 05/15/26)	3,500	4,382,525
5.00%, 11/15/35	(PR 11/15/16)	3,000	3,060,360
5.00%, 11/15/37	(Call 05/15/18)	3,450	3,716,409
5.00%, 11/15/46	(Call 05/15/26)	1,500	1,813,965
Series B
0.00%, 11/15/32		3,360	2,096,842
4.00%, 11/15/16		1,000	1,016,530

509

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 11/15/16		$2,000	$2,042,160
5.00%, 11/15/19		3,000	3,410,430
5.00%, 11/15/20		4,005	4,683,287
5.00%, 11/15/21		30	35,946
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,224,750
5.00%, 11/15/26	(Call 11/15/22)	1,355	1,659,536
5.00%, 11/15/27	(Call 11/15/22)	1,600	1,953,104
Series C
5.00%, 11/15/33	(Call 11/15/18)	1,020	1,119,960
5.00%, 11/15/38	(Call 11/15/18)	775	848,176
Series D
5.00%, 11/15/27	(Call 11/15/18)	2,500	2,737,725
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,273,390
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,225,680
Series Y
5.50%, 01/01/17	(ETM)	110	113,134
Utility Debt Securitization Authority RB
5.00%, 12/15/33	(Call 12/15/25)	4,750	5,907,242
5.00%, 12/15/37	(Call 12/15/25)	5,350	6,555,141
Series A
5.00%, 06/15/28	(Call 06/15/26)	5,000	6,384,250
5.00%, 12/15/34	(Call 06/15/26)	5,000	6,249,750
Series TE
5.00%, 12/15/30	(Call 12/15/23)	6,500	8,022,040
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,631,560
5.00%, 12/15/41	(Call 12/15/23)	2,405	2,881,503

			1,417,182,713
NORTH CAROLINA — 1.52%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,163,660
Series B
5.00%, 07/01/38	(Call 07/01/20)	1,000	1,144,960
County of Mecklenburg NC GO
Series A
5.00%, 08/01/16		525	528,964
5.00%, 12/01/21		3,000	3,608,820
Series C
5.00%, 03/01/17		1,750	1,807,785
5.00%, 03/01/18		1,000	1,073,870
County of Wake NC GO
5.00%, 03/01/19		1,000	1,112,170

Security		Principal (000s)	Value
5.00%, 02/01/20		$1,500	$1,716,825
Series C
5.00%, 03/01/20		1,000	1,147,520
5.00%, 03/01/21		2,000	2,360,020
5.00%, 03/01/25		1,600	2,053,360
Series D
4.00%, 02/01/17		470	480,707
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41	(Call 10/01/25)	1,000	1,213,420
5.00%, 10/01/55	(Call 10/01/25)	4,500	5,352,795
North Carolina Eastern Municipal Power Agency RB
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	587,960
5.00%, 01/01/21	(ETM)	1,640	1,919,489
Series B
5.00%, 01/01/21	(ETM)	4,090	4,787,018
5.00%, 01/01/26	(PR 01/01/19)	2,000	2,210,000
6.00%, 01/01/22	(ETM)	390	489,598
Series D
5.00%, 01/01/23	(PR 07/01/22)	5,000	6,088,500
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/18	(ETM)	905	964,974
5.00%, 01/01/18		2,595	2,765,258
5.00%, 01/01/19	(ETM)	625	690,113
5.00%, 01/01/19		1,670	1,840,373
5.25%, 01/01/17		800	821,624
5.25%, 01/01/17	(ETM)	355	364,532
Series A
5.00%, 01/01/27	(Call 01/01/26)	1,000	1,254,480
North Carolina Turnpike Authority RB
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,726,650
Raleigh Durham Airport Authority RB
Series A
5.00%, 05/01/32	(Call 05/01/20)	630	712,372
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		3,670	4,100,124
Series A
5.00%, 09/01/16		2,625	2,654,662
5.00%, 03/01/17		3,075	3,176,537

510

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 06/01/16		$535	$535,000
5.00%, 04/01/17		1,000	1,036,600
5.00%, 06/01/17		400	417,480
5.00%, 06/01/18		1,000	1,083,930
5.00%, 06/01/19		1,000	1,121,610
Series C
4.00%, 05/01/20		1,500	1,672,620
4.00%, 05/01/21		1,000	1,137,400
5.00%, 05/01/18		1,580	1,707,332
5.00%, 05/01/19		1,000	1,118,480
5.00%, 05/01/20		2,000	2,306,800
5.00%, 05/01/21		1,400	1,659,882
5.00%, 05/01/22		2,050	2,490,627
Series E
5.00%, 05/01/18		1,000	1,080,590
5.00%, 05/01/19		2,000	2,236,960
5.00%, 05/01/20		2,000	2,306,800
State of North Carolina RB
5.00%, 03/01/17		1,000	1,032,030
5.00%, 03/01/18		500	535,360
5.00%, 03/01/24		2,000	2,461,280
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,413,380
5.25%, 03/01/20	(Call 03/01/19)	1,120	1,248,621
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,705,200
Series B
5.00%, 11/01/18		1,000	1,098,790
5.00%, 11/01/20		1,150	1,340,106
5.00%, 11/01/23	(Call 11/01/21)	795	947,982
5.00%, 06/01/26		1,000	1,284,370
Series C
5.00%, 05/01/27	(Call 05/01/24)	1,500	1,839,030
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,164,600
Town of Cary NC Combined Utility Systems Revenue RB
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,184,680
University of North Carolina at Chapel Hill RB
5.00%, 12/01/36	(PR 12/01/17)	1,180	1,255,697

			104,342,377

Security		Principal (000s)	Value
OHIO — 0.82%
American Municipal Power Inc. RB
5.00%, 02/15/38	(Call 02/15/18)	$60	$63,661
5.00%, 02/15/38	(PR 02/15/18)	940	1,006,731
5.25%, 02/15/28	(Call 02/15/18)	55	58,542
5.25%, 02/15/28	(PR 02/15/18)	945	1,016,083
Cincinatti City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	25,656
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,325,560
City of Columbus OH GO
Series 1
5.00%, 07/01/20		1,000	1,158,340
5.00%, 07/01/21		1,000	1,190,100
5.00%, 07/01/23		1,875	2,331,544
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28	(Call 12/01/24)	2,000	2,501,600
5.00%, 06/01/32	(Call 06/01/26)	2,525	3,166,830
Series A
5.00%, 06/01/27	(PR 12/01/17)	1,500	1,596,195
5.00%, 06/01/31	(PR 12/01/17)	20	21,283
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49	(Call 11/15/24)	4,500	4,828,230
5.00%, 11/15/43	(Call 05/15/23)	1,020	1,201,815
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,385,660
Ohio State Turnpike Commission RB
0.00%, 02/15/34	(Call 02/15/31)	1,000	973,960
5.00%, 02/15/48	(Call 02/15/23)	4,500	5,134,455
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,201,580
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,694,685
Series A-2
0.00%, 02/15/37		6,880	3,293,249
0.00%, 02/15/40		2,500	1,050,775
Ohio State University (The) RB
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	1,075,800
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,360,060
Ohio Water Development Authority Water Pollution Control Loan Fund RB Series A
5.00%, 12/01/21	(PR 12/01/19)	1,000	1,137,920

511

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
State of Ohio GO
5.38%, 09/01/28	(PR 03/01/18)	$1,970	$2,126,536
Series A
5.00%, 09/15/16		1,000	1,013,060
5.00%, 09/15/18		1,680	1,839,801
5.00%, 09/15/21		1,200	1,432,536
5.00%, 09/15/22		2,055	2,509,812
5.00%, 09/01/25		1,000	1,284,610
Series C
5.00%, 09/15/21		1,500	1,790,670
State of Ohio RB
Series 2008-1
5.00%, 06/15/16		2,735	2,739,896

			56,537,235
OKLAHOMA — 0.24%
Grand River Dam Authority RB
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	1,515	1,636,200
5.00%, 06/01/39	(Call 06/01/24)	2,000	2,332,120
5.25%, 06/01/40	(Call 06/01/20)	500	569,640
Oklahoma Municipal Power Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,025	2,161,343
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	764,693
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		3,300	3,384,414
5.00%, 01/01/20		1,500	1,706,685
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,174,820
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	578,670
University of Oklahoma (The) RB
Series C
4.00%, 07/01/45	(Call 07/01/25)	2,000	2,159,600

			16,468,185
OREGON — 0.50%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/17		6,500	6,784,050
5.00%, 06/01/21		1,000	1,185,480

Security		Principal (000s)	Value
5.00%, 03/01/35	(Call 03/01/20)	$1,000	$1,138,400
Oregon Health & Science University RB
Series B
4.00%, 07/01/46	(Call 07/01/26)	2,000	2,194,780
Oregon State Lottery RB
Series A
5.25%, 04/01/26	(PR 04/01/19)	3,475	3,893,772
Series C
5.00%, 04/01/24		1,000	1,257,120
Series D
5.00%, 04/01/29	(Call 04/01/25)	2,000	2,479,000
State of Oregon Department of Transportation RB
Series A
4.50%, 11/15/32	(PR 11/15/17)	3,725	3,928,907
5.00%, 11/15/28	(Call 11/15/24)	2,500	3,126,250
5.00%, 11/15/29	(Call 11/15/24)	1,000	1,245,070
5.00%, 11/15/31	(Call 11/15/24)	1,500	1,856,340
5.00%, 11/15/33	(PR 05/15/19)	1,070	1,196,506
State of Oregon GO
4.50%, 08/01/32	(PR 08/01/17)	1,255	1,310,559
4.50%, 08/01/32	(Call 08/01/17)	2,410	2,504,255

			34,100,489
PENNSYLVANIA — 2.97%
City of Philadelphia PA Airport Revenue RB
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	562,395
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 07/01/45	(Call 07/01/24)	2,000	2,330,420
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	313,785
Series C
5.00%, 08/01/17	(AGM)	370	388,352
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,130,380
Commonwealth of Pennsylvania GO
4.00%, 03/15/34	(Call 03/15/25)	2,000	2,159,860
5.00%, 07/01/17		4,025	4,212,766
5.00%, 03/15/20		3,000	3,387,810

512

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 07/01/22		$1,000	$1,186,140
5.00%, 03/15/31	(Call 03/15/25)	4,400	5,220,952
First Series
4.00%, 09/01/16		1,000	1,008,740
4.00%, 09/01/17	(Call 09/01/16)	1,640	1,654,809
4.00%, 06/15/33	(Call 06/15/24)	1,000	1,086,590
5.00%, 07/01/18		2,805	3,038,152
5.00%, 07/01/19		1,000	1,114,030
5.00%, 06/01/20		1,000	1,135,040
5.00%, 03/15/21		2,000	2,310,820
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,088,280
5.00%, 03/15/23		2,000	2,399,280
5.00%, 06/15/24		2,000	2,443,500
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,362,040
5.00%, 04/01/25	(Call 04/01/23)	5,000	5,993,250
5.00%, 08/15/25		3,000	3,703,920
5.00%, 10/01/25	(PR 10/01/16)	1,450	1,471,446
5.00%, 03/15/26	(Call 03/15/25)	1,565	1,915,638
5.00%, 10/01/26	(PR 10/01/16)	2,085	2,115,837
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,201,230
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,311,640
5.00%, 11/15/29	(Call 11/15/21)	2,000	2,338,060
Second Series
5.00%, 03/01/17		500	516,320
5.00%, 07/01/18		4,185	4,532,857
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,049,780
5.00%, 05/01/19		780	864,700
5.00%, 07/01/19		1,475	1,643,194
5.00%, 05/01/20		755	855,249
5.00%, 07/01/20		1,255	1,427,261
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,704,075
5.00%, 07/01/21		500	581,345
5.00%, 10/15/23		1,000	1,209,810
5.00%, 10/15/29	(Call 10/15/23)	2,000	2,373,780
5.00%, 10/15/30	(Call 10/15/23)	1,000	1,183,590
5.00%, 10/15/32	(Call 10/15/23)	2,500	2,940,425
Series A
5.00%, 02/15/17		2,500	2,576,850
Series D
4.00%, 08/15/33	(Call 08/15/25)	3,000	3,267,360
Series T
5.00%, 07/01/21		1,000	1,162,690
5.00%, 07/01/22		1,700	2,016,438

Security		Principal (000s)	Value
Third Series
5.00%, 07/15/17		$3,025	$3,170,926
County of Chester PA GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,579,130
Delaware River Port Authority RB
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,379,900
5.00%, 01/01/40	(Call 01/01/24)	1,515	1,775,125
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,125,380
5.00%, 01/01/40	(Call 01/01/20)(AGM)	500	563,065
Delaware Valley Regional Finance Authority RB Series A
5.50%, 08/01/28	(AMBAC)	610	766,239
Pennsylvania Economic Development Financing Authority RB
5.00%, 01/01/21	(Call 01/01/19)	5,185	5,728,025
Series A
5.00%, 07/01/16		940	943,572
5.00%, 07/01/17		6,905	7,230,985
5.00%, 07/01/18		5,130	5,575,335
5.00%, 07/01/19		6,000	6,736,620
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,064,800
5.00%, 01/01/22	(Call 07/01/17)	2,025	2,121,066
5.00%, 07/01/22	(Call 07/01/16)	2,500	2,551,875
5.00%, 01/01/23	(Call 06/20/16)	305	306,186
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45	(Call 03/01/25)	3,525	4,069,718
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	800,807
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		1,000	1,001,790
5.00%, 06/15/17		1,150	1,201,279
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37	(Call 12/01/26)	2,000	1,737,960
0.00%, 12/01/37	(Call 12/01/35)	2,500	1,810,575
5.00%, 06/01/20		2,000	2,283,320
5.00%, 12/01/34	(Call 12/01/24)	3,000	3,588,870
5.00%, 12/01/38	(Call 12/01/19)	2,500	2,785,400

513

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 12/01/42	(Call 12/01/21)	$1,000	$1,128,270
5.50%, 12/01/34	(Call 12/01/20)	500	579,895
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,767,705
Series A
5.00%, 12/01/37	(Call 12/01/22)	1,120	1,317,120
5.00%, 12/01/44	(Call 12/01/24)	6,495	7,569,208
Series A-1
5.00%, 12/01/26	(Call 06/01/25)	1,000	1,225,500
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	533,995
5.00%, 12/01/38	(Call 12/01/24)	1,500	1,729,695
5.00%, 12/01/40	(Call 06/01/25)	2,000	2,330,600
5.00%, 12/01/43	(Call 12/01/22)	1,040	1,156,813
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	564,470
5.00%, 06/01/29	(PR 06/01/19)	365	408,428
5.00%, 06/01/29	(Call 06/01/19)	1,635	1,801,002
5.00%, 12/01/40	(Call 12/01/25)	2,000	2,348,400
5.00%, 12/01/45	(Call 12/01/25)	4,500	5,202,670
5.25%, 06/01/24	(PR 06/01/19)	575	647,651
5.25%, 06/01/39	(Call 06/01/19)	2,780	3,068,203
5.75%, 06/01/39	(Call 06/01/19)	250	280,260
Series C
5.00%, 12/01/39	(Call 12/01/24)	1,500	1,772,970
5.00%, 12/01/43	(Call 12/01/23)	1,000	1,155,210
5.00%, 12/01/44	(Call 12/01/24)	3,000	3,496,170
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,325,204
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	623,020
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,567,462
State Public School Building Authority RB
5.50%, 06/01/28	(AGM)	470	597,206
Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,838,322
Westmoreland County Municipal Authority RB
5.00%, 08/15/37	(Call 08/15/23)	1,000	1,152,480

			204,576,763

Security		Principal (000s)	Value
RHODE ISLAND — 0.02%
Rhode Island Commerce Corp. RB Series A
5.25%, 06/15/19	(AGM)	$1,200	$1,343,964

			1,343,964
SOUTH CAROLINA — 1.12%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,422,280
City of Columbia SC Waterworks & Sewer System Revenue RB Series A
5.00%, 02/01/41	(Call 02/01/21)	500	572,580
Greenville County School District RB
4.63%, 12/01/20	(AGM)	1,000	1,146,280
5.00%, 12/01/23	(Call 12/01/16)	2,500	2,555,825
5.00%, 12/01/27	(Call 12/01/16)	2,300	2,350,232
Piedmont Municipal Power Agency RB Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,153,970
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17	(ETM) (NPFGC)	2,360	2,420,652
5.00%, 12/01/31	(Call 06/01/26)	2,000	2,438,000
5.00%, 12/01/36	(Call 06/01/26)	3,000	3,580,860
5.00%, 12/01/37	(Call 06/01/26)	1,365	1,622,726
5.00%, 12/01/49	(Call 06/01/24)	2,000	2,292,460
5.00%, 12/01/50	(Call 06/01/25)	6,500	7,496,580
5.50%, 01/01/38	(PR 01/01/19)	2,600	2,905,421
5.50%, 12/01/54	(Call 06/01/24)	4,000	4,731,520
Series B
5.00%, 12/01/16		1,000	1,022,000
5.00%, 12/01/38	(Call 12/01/23)	3,020	3,508,757
Series C
4.00%, 12/01/45	(Call 12/01/24)	1,500	1,599,045
5.00%, 12/01/28	(Call 12/01/24)	1,090	1,324,644
5.00%, 12/01/30	(Call 12/01/24)	1,400	1,689,128
5.00%, 12/01/36	(Call 12/01/21)	1,500	1,728,210
5.00%, 12/01/46	(Call 12/01/24)	1,500	1,729,695
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,950	2,182,869
5.00%, 12/01/48	(Call 12/01/23)	6,350	7,247,636
5.25%, 12/01/55	(Call 12/01/25)	4,000	4,731,920

514

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
South Carolina Transportation Infrastructure Bank RB
Series A
4.00%, 10/01/33	(Call 10/01/21)	$1,000	$1,072,370
5.00%, 10/01/24		1,000	1,251,180
5.25%, 10/01/40	(Call 10/01/19)	500	558,780
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	1,037,260
3.63%, 10/01/33	(Call 10/01/22)	875	917,639
State of South Carolina GO
Series A
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,106,380
5.00%, 06/01/17		1,850	1,930,845
5.00%, 06/01/18		1,000	1,083,930
5.00%, 06/01/19		3,500	3,925,635

			77,337,309
TENNESSEE — 0.60%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/17		1,000	1,062,880
City of Memphis TN GO
5.25%, 10/01/17	(NPFGC)	1,000	1,060,330
Series A
5.00%, 04/01/26	(Call 04/01/25)	2,000	2,507,980
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,250	1,444,400
County of Shelby TN GO
Series A
5.00%, 04/01/17		1,500	1,554,900
5.00%, 03/01/24		1,000	1,251,990
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,181,435
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19		750	842,565
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,066,270
5.00%, 07/01/22		6,725	8,162,738
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,213,780
Series A
5.00%, 07/01/18		400	434,900

Security		Principal (000s)	Value
Series D
5.00%, 07/01/16		$1,500	$1,505,685
State of Tennessee GO
Series A
4.00%, 08/01/17		5,485	5,700,122
5.00%, 08/01/18		1,500	1,636,050
5.00%, 08/01/21		1,000	1,193,580
5.00%, 08/01/22		3,500	4,277,000
Tennessee State School Bond Authority RB
5.00%, 11/01/40	(Call 11/01/25)	2,000	2,415,300
5.00%, 11/01/45	(Call 11/01/25)	2,500	3,005,175

			41,517,080
TEXAS — 9.03%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/33	(PSF)	2,000	2,114,420
3.00%, 02/15/36	(PSF)	1,000	1,025,060
Austin Community College District GOL
4.00%, 08/01/40	(Call 08/01/25)	1,500	1,620,630
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40	(Call 01/01/26)	1,000	1,170,020
5.00%, 01/01/42	(Call 01/01/23)	1,560	1,700,306
5.00%, 01/01/46	(Call 01/01/26)	2,500	2,909,175
6.00%, 01/01/41	(PR 01/01/21)	1,000	1,211,930
Series A
5.00%, 01/01/40	(Call 07/01/25)	1,000	1,162,280
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,790,300
5.00%, 01/01/45	(Call 07/01/25)	2,500	2,892,750
Series B
5.00%, 01/01/45	(Call 07/01/20)	500	562,115
Central Texas Turnpike System RB
0.00%, 08/15/21	(ETM) (AMBAC)	115	106,738
0.00%, 08/15/21	(AMBAC)	385	350,261
Series A
5.00%, 08/15/41	(Call 08/15/22)	6,920	7,942,776
Series B
0.00%, 08/15/37	(Call 08/15/24)	1,000	432,170
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,749,945

515

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series C
5.00%, 08/15/33	(Call 08/15/24)	$2,000	$2,344,500
5.00%, 08/15/34	(Call 08/15/24)	1,500	1,754,745
5.00%, 08/15/37	(Call 08/15/24)	4,520	5,240,714
5.00%, 08/15/42	(Call 08/15/24)	6,500	7,505,550
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,150,750
Series A
5.00%, 11/15/45	(Call 11/15/25)	2,000	2,356,000
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,184,150
5.00%, 11/15/39	(Call 05/15/24)	2,400	2,843,712
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,163,310
5.00%, 11/15/45	(Call 11/15/26)	1,000	1,212,350
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,119,360
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/31	(Call 06/30/16)	5	5,017
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/45	(Call 07/15/25)	2,000	2,346,720
Series B
2.00%, 07/15/45	(Call 01/15/17)	1,500	1,509,345
City of Dallas TX GOL
5.00%, 02/15/23		1,000	1,224,890
5.00%, 02/15/24		1,800	2,244,402
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,457,120
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,830,165
Series A
5.00%, 02/15/18	(ETM)	5	5,356
5.00%, 02/15/18		4,635	4,962,834
5.00%, 02/15/20	(ETM)	5	5,706
5.00%, 02/15/20		645	736,403
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/16	(AMBAC)	1,865	1,892,994
5.00%, 10/01/17	(AMBAC)	5,900	6,237,244
5.00%, 10/01/39	(Call 10/01/20)	850	982,277
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,743,015
Series A
5.00%, 10/01/24		1,000	1,259,570
5.00%, 10/01/26	(Call 10/01/25)	1,400	1,776,054

Security		Principal (000s)	Value
City of Houston TX Airport System Revenue RB
Series A
5.50%, 07/01/34	(Call 07/01/18)	$750	$819,413
5.50%, 07/01/39	(Call 07/01/18)	3,485	3,799,939
Series B
5.00%, 07/01/26	(Call 07/01/21)	1,400	1,637,818
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,746,240
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,161,070
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/36	(PR 11/15/17) (AGM)	4,500	4,778,865
6.00%, 11/15/36	(PR 05/15/19) (AGC)	945	1,083,906
6.00%, 11/15/36	(Call 05/15/19) (AGC)	55	63,564
Series A
5.25%, 11/15/17	(AGM)	825	879,046
5.25%, 11/15/28	(Call 11/15/20)	2,035	2,393,811
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,176,330
Series B
4.00%, 11/15/37	(Call 11/15/26)	2,000	2,204,780
5.00%, 11/15/35	(Call 11/15/26)	4,000	4,910,880
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,190,800
Series C
5.00%, 11/15/18		750	823,980
5.00%, 05/15/20		1,725	1,981,663
5.00%, 05/15/22		2,500	3,008,275
5.00%, 05/15/26	(Call 05/15/24)	3,000	3,702,120
5.00%, 05/15/28	(Call 05/15/24)	1,300	1,587,937
Series D
5.00%, 11/15/21		890	1,059,785
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,170,670
5.00%, 11/15/36	(Call 11/15/21)	2,650	3,087,250
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,378,940
Series E
5.00%, 11/15/16		1,000	1,020,440
City of Houston TX GOL
Series 2009A
5.00%, 03/01/27	(Call 03/01/19)	105	115,901
Series A
5.00%, 03/01/18		9,100	9,751,742
5.00%, 03/01/19	(PR 03/01/18)	500	536,660

516

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 03/01/19		$1,030	$1,139,695
5.00%, 03/01/26	(Call 03/01/24)	1,540	1,893,522
5.00%, 03/01/27	(PR 03/01/19)	895	993,754
5.25%, 03/01/28	(PR 03/01/18)	3,670	3,955,012
City of San Antonio TX GOL
5.00%, 02/01/19		565	625,890
City Public Service Board of San Antonio TX RB
3.00%, 12/01/45		1,000	1,069,080
5.00%, 02/01/17		1,050	1,080,755
5.00%, 02/01/20		1,500	1,713,600
5.00%, 02/01/21		2,500	2,933,550
5.00%, 02/01/22	(Call 02/01/18)	3,000	3,204,390
5.00%, 02/01/23		2,000	2,452,280
5.00%, 02/01/32	(PR 02/01/17)	2,555	2,629,146
5.00%, 02/01/44	(Call 02/01/24)	2,550	2,992,170
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,921,500
5.25%, 02/01/24		2,620	3,324,780
5.25%, 02/01/25		1,370	1,755,354
Series D
5.00%, 02/01/17		1,250	1,286,612
5.00%, 02/01/18		2,250	2,407,162
5.00%, 02/01/19		600	664,662
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(PSF)	2,000	2,050,120
County of Bexar TX GOL
5.00%, 06/15/38	(Call 06/15/24)	2,000	2,399,120
County of Fort Bend TX GOL
4.75%, 03/01/31	(PR 03/01/17) (NPFGC)	1,485	1,531,154
County of Harris TX GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,709,202
5.00%, 10/01/25		1,000	1,275,500
Series B
5.00%, 10/01/25	(PR 10/01/16)	400	405,860
Series C
5.25%, 08/15/19	(AGM)	1,500	1,702,650
County of Harris TX RB
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,110,500
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	562,260

Security		Principal (000s)	Value
5.00%, 08/15/30	(Call 08/15/22)	$3,000	$3,594,330
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,107,850
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(PR 02/15/17) (PSF)	2,540	2,618,816
5.00%, 02/15/30	(Call 02/15/17) (PSF)	260	268,037
5.00%, 02/15/35	(PR 02/15/17) (PSF)	1,155	1,190,840
5.00%, 02/15/35	(Call 02/15/17) (PSF)	45	46,349
Series B-3
4.00%, 02/15/40	(PSF)	1,000	1,088,610
Series C
4.00%, 02/15/29	(Call 02/15/24) (PSF)	2,000	2,258,000
Dallas Area Rapid Transit RB
5.00%, 12/01/33	(PR 12/01/18)	250	275,478
5.00%, 12/01/36	(PR 12/01/16) (AMBAC)	2,755	2,815,858
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	1,980	2,023,045
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,174,020
5.25%, 12/01/29	(AMBAC)	1,050	1,392,258
5.25%, 12/01/43	(PR 12/01/18)	1,000	1,108,080
5.25%, 12/01/48	(PR 12/01/18)	1,170	1,296,454
Series A
5.00%, 12/01/25	(Call 12/01/24)	3,015	3,790,066
Dallas Independent School District GO
4.00%, 02/15/31	(Call 02/15/25) (PSF)	1,000	1,127,510
4.75%, 08/15/32	(PR 08/15/16) (PSF)	4,000	4,033,600
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,195,520
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	600,045
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/16		500	509,215
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,135,400
5.00%, 11/01/45	(Call 11/01/20)	500	567,700
5.25%, 11/01/38	(Call 11/01/20)	500	574,360

517

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 11/01/32	(Call 11/01/20)	$1,000	$1,150,080
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,158,910
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,726,770
Series C
5.00%, 11/01/45	(Call 11/01/21)	2,000	2,266,960
Series D
5.00%, 11/01/17		1,000	1,058,300
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,180,130
5.25%, 11/01/30	(Call 11/01/23)	1,000	1,210,820
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,228,950
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,296,480
Denton Independent School District GO Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	2,000	2,401,520
Fort Bend Grand Parkway Toll Road Authority RB
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,172,870
Fort Worth Independent School District GO
5.00%, 02/15/28	(Call 02/15/25) (PSF)	1,500	1,858,710
Grand Parkway Transportation Corp. RB
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,706,100
Series B
0.00%, 10/01/45	(Call 10/01/28)	2,000	1,741,000
5.00%, 04/01/53	(Call 10/01/23)	6,000	6,814,020
Grand Prairie Independent School District GO Series A
5.00%, 02/15/37	(PR 02/15/17) (PSF)	1,000	1,030,670
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21	(ETM)	285	343,063
5.25%, 10/01/21		1,115	1,345,036

Security		Principal (000s)	Value
Harris County Flood Control District RB
Series A
5.00%, 10/01/34	(Call 10/01/20)	$1,520	$1,739,944
5.00%, 10/01/39	(Call 10/01/20)	1,000	1,141,540
Harris County-Houston Sports Authority RB
Series A
0.00%, 11/15/42	(Call 11/15/31) (AGM)	1,250	420,800
0.00%, 11/15/50	(Call 11/15/31) (AGM)	2,000	442,120
5.00%, 11/15/28	(Call 11/15/24)	1,390	1,668,167
Houston Community College System GOL
5.00%, 02/15/33	(Call 02/15/23)	2,000	2,385,780
5.00%, 02/15/43	(Call 02/15/23)	5,765	6,762,114
Houston Independent School District GOL
5.00%, 02/15/17	(PSF)	1,325	1,366,353
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	1,804,810
Series A
5.00%, 02/15/30	(Call 02/15/26) (PSF)	5,000	6,232,200
Series A-1
3.00%, 06/01/39	(PSF)	3,000	3,000,000
Series A-2
4.00%, 06/01/39	(PSF)	1,000	1,031,050
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	650	670,267
Klein Independent School District GO
5.00%, 08/01/38		240	261,397
Leander Independent School District GO
Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	1,500	1,801,140
Series D
0.00%, 08/15/36	(Call 08/15/24) (PSF)	4,000	1,888,280

518

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Lewisville Independent School District GO Series B
5.00%, 08/15/28	(Call 08/15/25)	$6,090	$7,565,485
Lone Star College System GOL
5.00%, 08/15/33	(Call 08/15/18)	6,000	6,518,400
Lower Colorado River Authority RB
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,684,185
5.00%, 05/15/40	(Call 05/15/25)	1,010	1,171,034
5.00%, 05/15/45	(Call 05/15/25)	3,130	3,605,103
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,221,900
6.25%, 05/15/28	(PR 05/15/18)	1,500	1,658,006
Metropolitan Transit Authority of Harris County RB
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,169,680
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,162,370
Midland County Fresh Water Supply District No. 1 RB Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	630,788
New Hope Cultural Education Facilities Corp. RB Series A
5.00%, 07/01/47	(Call 07/01/25)	1,500	1,640,745
North East Independent School District/TX GO
5.25%, 02/01/27	(PSF)	530	691,332
Series A
5.00%, 08/01/37	(PR 08/01/17) (PSF)	2,500	2,624,850
North Texas Municipal Water District RB
5.00%, 09/01/31	(PR 09/01/16) (NPFGC)	1,050	1,061,624
5.00%, 09/01/35	(PR 09/01/16) (NPFGC)	1,575	1,592,435
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,848,903
North Texas Tollway Authority RB
0.00%, 01/01/33		3,450	2,004,898
0.00%, 01/01/37	(AGM)	3,250	1,640,210
0.00%, 09/01/43	(Call 09/01/31)	500	520,300
5.75%, 01/01/38	(PR 01/01/18)	5,900	6,354,654
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,189,790
6.00%, 01/01/38	(PR 01/01/19) (AGC-ICC)	500	564,005

Security		Principal (000s)	Value
6.00%, 01/01/43	(Call 01/01/21)	$250	$295,145
Series A
5.00%, 01/01/20		2,120	2,404,101
5.00%, 01/01/22		1,000	1,189,730
5.00%, 01/01/25	(Call 01/01/24)	1,000	1,220,320
5.00%, 01/01/26	(Call 01/01/24)	3,000	3,656,220
5.00%, 01/01/32	(Call 01/01/25)	7,000	8,296,680
5.00%, 01/01/38	(Call 01/01/25)	1,455	1,688,062
5.00%, 01/01/39	(Call 01/01/26)	1,500	1,783,995
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	9,310	9,816,464
5.50%, 09/01/36	(Call 09/01/21)	2,520	3,006,864
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,135,977
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,122,070
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,620	705,154
0.00%, 09/01/43	(Call 09/01/31)	2,500	686,950
5.00%, 01/01/29	(Call 01/01/25)	150	181,511
5.00%, 01/01/31	(Call 01/01/24)	2,000	2,363,100
5.00%, 01/01/34	(Call 01/01/25)	4,750	5,625,852
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,114,490
5.00%, 01/01/40	(Call 01/01/23)	7,500	8,680,800
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,771,462
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	560,235
1.95%, 01/01/38		1,000	1,014,570
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,496,949
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,112,510
Series D
0.00%, 01/01/31	(AGM)	965	599,583
0.00%, 01/01/34	(AGM)	2,900	1,628,176
5.00%, 09/01/24	(Call 09/01/21)	700	832,713
5.00%, 09/01/30	(Call 09/01/21)	1,175	1,375,796
5.00%, 09/01/32	(Call 09/01/21)	4,770	5,559,006
Series K-1
5.75%, 01/01/38	(PR 01/01/19) (AGM)	500	560,825
Permanent University Fund RB
5.00%, 07/01/41	(Call 07/01/23)	2,000	2,375,520
Pharr San Juan Alamo Independent School District TX GO
5.00%, 02/01/38	(PR 02/01/18) (PSF)	300	318,090

519

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Plano Independent School District GO Series A
5.25%, 02/15/34	(PR 02/15/18)	$1,700	$1,828,775
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	546,430
San Antonio Independent School District/TX GO
5.00%, 02/15/24	(PSF)	2,500	3,133,700
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,631,055
4.00%, 09/15/42	(Call 09/15/22)	2,000	2,124,400
San Antonio Water System RB
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,530	1,582,096
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,189,310
Spring Branch Independent School District GOL
5.25%, 02/01/38	(PR 02/01/17) (PSF)	2,015	2,077,505
Spring Independent School District GO
5.00%, 08/15/33	(PR 08/15/17)	5,660	5,954,773
5.00%, 08/15/33	(Call 08/15/17)	775	814,548
State of Texas GO
4.00%, 10/01/33	(Call 04/01/24)	1,200	1,336,332
4.50%, 04/01/33	(PR 04/01/17)	725	748,338
4.50%, 04/01/33	(Call 04/01/17)	4,145	4,274,738
4.75%, 04/01/37	(Call 04/01/18)	1,520	1,619,970
5.00%, 10/01/16		1,800	1,827,144
5.00%, 04/01/17		5,000	5,183,000
5.00%, 10/01/19		1,000	1,132,910
5.00%, 04/01/20		2,000	2,295,620
5.00%, 04/01/21		1,000	1,178,430
5.00%, 10/01/21		2,000	2,390,880
5.00%, 04/01/22		2,000	2,413,780
5.00%, 10/01/24		3,000	3,792,060
5.00%, 04/01/26	(PR 04/01/18)	2,255	2,426,155
5.00%, 04/01/27	(PR 04/01/18)	1,300	1,398,670
5.00%, 04/01/27	(Call 04/01/24)	2,000	2,461,100
5.00%, 10/01/27	(Call 04/01/24)	4,000	4,940,240
5.00%, 04/01/28	(Call 04/01/24)	2,000	2,448,420
5.00%, 04/01/33	(PR 04/01/17)	7,940	8,245,517

Security		Principal (000s)	Value
5.00%, 04/01/35	(Call 04/01/24)	$1,660	$1,995,370
5.00%, 04/01/36	(Call 04/01/22)	1,500	1,761,945
5.00%, 04/01/36	(Call 04/01/24)	1,000	1,198,050
5.00%, 10/01/36	(Call 10/01/25)	1,995	2,439,426
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,496,710
Series A
4.00%, 10/01/31	(Call 10/01/24)	2,000	2,259,680
4.00%, 10/01/44	(Call 10/01/24)	2,000	2,183,440
4.50%, 04/01/35	(Call 04/01/17) (NPFGC-FGIC)	1,000	1,030,810
5.00%, 10/01/21		1,200	1,432,128
5.00%, 10/01/22		2,000	2,440,980
5.00%, 10/01/23		1,000	1,242,370
5.00%, 10/01/24		3,000	3,792,060
5.00%, 10/01/28	(Call 10/01/24)	5,000	6,229,600
5.00%, 10/01/44	(Call 10/01/24)	3,000	3,583,350
Series B
5.00%, 10/01/17		2,535	2,680,940
Series D
4.00%, 05/15/45	(Call 05/15/25)	2,000	2,172,400
Tarrant Regional Water District RB
5.00%, 03/01/37	(Call 03/01/22)	3,000	3,507,780
Texas Public Finance Authority RB
4.00%, 07/01/17	(Call 01/01/17)	1,000	1,020,660
5.00%, 07/01/16		8,150	8,180,888
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18		3,305	3,548,545
5.00%, 04/01/18	(PR 04/01/17)	2,630	2,725,811
5.00%, 04/01/20		4,000	4,591,240
5.00%, 10/01/20		500	581,825
5.00%, 10/01/22		1,500	1,830,735
5.00%, 04/01/24	(PR 04/01/17)	1,585	1,642,742
5.00%, 10/01/26		2,905	3,761,220
5.00%, 04/01/27	(PR 04/01/17)	4,650	4,819,399
Series A
4.75%, 04/01/17		1,800	1,862,136
5.00%, 04/01/17		800	829,280
5.00%, 04/01/21		4,225	4,978,867
5.00%, 04/01/23		13,355	16,446,015
5.00%, 04/01/24		1,200	1,502,496
Texas Water Development Board RB
Series A
4.00%, 10/15/34	(Call 10/15/25)	3,000	3,352,560

520

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
4.00%, 10/15/45	(Call 10/15/25)	$2,000	$2,172,520
5.00%, 07/15/26	(Call 07/15/17)	2,325	2,436,693
5.00%, 07/15/27	(Call 07/15/17)	250	261,923
5.00%, 10/15/45	(Call 10/15/25)	4,000	4,827,080
University of Texas System (The) RB
Series A
5.00%, 08/15/22		1,000	1,218,410
Series B
5.00%, 08/15/19		1,000	1,128,410
5.00%, 08/15/26		2,500	3,243,200
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,182,270

			621,681,503
UTAH — 1.04%
Intermountain Power Agency RB
Series A
5.00%, 07/01/16		6,380	6,403,734
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,083,880
State of Utah GO
5.00%, 07/01/23		1,500	1,869,825
5.00%, 07/01/24		1,000	1,271,170
5.00%, 07/01/25	(Call 01/01/25)	2,000	2,552,560
Series 2011A
5.00%, 07/01/24	(PR 07/01/21)	5,000	5,928,750
Series A
4.00%, 07/01/17		1,000	1,036,540
5.00%, 07/01/16		500	501,890
5.00%, 07/01/17		7,225	7,566,887
5.00%, 07/01/20	(PR 07/01/18)	8,200	8,910,120
5.00%, 07/01/22	(PR 07/01/21)	1,040	1,233,180
5.00%, 07/01/26	(PR 07/01/21)	1,830	2,169,922
Series C
5.00%, 07/01/17		1,000	1,047,320
5.00%, 07/01/18		2,540	2,762,174
University of Utah (The) RB Series A
5.00%, 08/01/43	(Call 08/01/23)	3,000	3,551,850
Utah Transit Authority RB
5.00%, 06/15/42	(Call 06/15/22)	1,480	1,691,536
Series A
5.00%, 06/15/24		4,000	5,056,480
5.00%, 06/15/24	(PR 06/15/18)	1,835	1,988,351
5.00%, 06/15/25		1,000	1,283,930
5.00%, 06/15/28	(PR 06/15/18)	1,275	1,381,552

Security		Principal (000s)	Value
5.00%, 06/15/32	(PR 06/15/18) (AGM)	$1,500	$1,625,355
5.00%, 06/15/36	(PR 06/15/18) (AGM)	1,900	2,058,783
5.00%, 06/15/38	(Call 06/15/25)	7,000	8,496,250

			71,472,039
VERMONT — 0.02%
University of Vermont & State Agricultural College RB
5.00%, 10/01/40	(Call 10/01/25)	1,000	1,172,390

			1,172,390
VIRGINIA — 0.92%
City of Richmond VA RB Series A
5.00%, 01/15/43	(Call 01/15/23)	2,000	2,335,240
Commonwealth of Virginia GO
Series B
5.00%, 06/01/26	(Call 06/01/25) (SAW)	3,000	3,832,830
Series D
5.00%, 06/01/18		500	541,965
5.00%, 06/01/19		1,000	1,121,610
County of Fairfax VA GO
Series A
4.00%, 10/01/27	(Call 04/01/26)	2,000	2,374,060
Series B
5.00%, 10/01/22	(SAW)	1,000	1,226,620
5.00%, 04/01/23	(SAW)	1,000	1,239,340
5.00%, 10/01/23	(SAW)	2,000	2,504,060
Series C
5.00%, 10/01/16	(SAW)	425	431,388
5.00%, 10/01/17	(SAW)	2,360	2,496,030
County of Loudoun VA GO Series B
5.00%, 11/01/19		1,500	1,704,810
Hampton Roads Sanitation District RB
5.00%, 04/01/38	(PR 04/01/18)	375	403,853
University of Virginia RB
5.00%, 06/01/40	(Call 06/01/18)	9,560	10,334,169
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,185,720
Upper Occoquan Sewage Authority RB Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,085,890

521

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Virginia College Building Authority RB
Series 2012B
5.00%, 09/01/20		$1,070	$1,241,810
Series A
4.00%, 02/01/32	(Call 02/01/25)	3,000	3,346,140
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,092,550
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	587,885
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,197,590
5.00%, 05/15/33	(Call 05/15/21) (SAP)	2,275	2,662,273
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,167,620
Virginia Public Building Authority RB
Series C
4.00%, 08/01/26	(Call 08/01/24)	2,500	2,897,250
5.00%, 08/01/17		3,100	3,256,612
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,000	2,236,400
5.00%, 08/01/23	(Call 08/01/22) (SAW)	1,000	1,223,220
5.00%, 08/01/26	(Call 08/01/25) (SAW)	1,515	1,919,914
5.25%, 08/01/16		2,995	3,018,780
Series C
5.00%, 08/01/17	(SAW)	1,695	1,780,021
5.00%, 08/01/18	(SAW)	550	599,076
5.00%, 08/01/19	(SAW)	770	865,842
Virginia State Public School Authority RB
5.00%, 08/01/24	(SAW)	1,225	1,545,399

			63,455,967
WASHINGTON — 3.48%
Central Puget Sound Regional Transit Authority RB
Series A
5.00%, 11/01/32	(PR 11/01/17) (AGM)	1,400	1,483,944
5.00%, 11/01/36	(PR 11/01/17)	3,500	3,709,860

Security		Principal (000s)	Value
Series S-1
5.00%, 11/01/30	(Call 11/01/25)	$2,000	$2,485,460
5.00%, 11/01/36	(Call 11/01/25)	2,000	2,434,020
5.00%, 11/01/45	(Call 11/01/25)	4,500	5,396,850
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,395,180
Series B
5.00%, 02/01/18		1,000	1,069,150
5.00%, 02/01/21	(Call 02/01/20)	500	571,385
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,139,350
5.00%, 02/01/24	(Call 02/01/20)	500	568,480
City of Tacoma WA Electric System Revenue RB Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	1,059,430
County of King WA GOL
4.75%, 01/01/34	(Call 01/01/18)	1,900	2,000,529
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	4,600	4,905,578
5.00%, 01/01/39	(PR 01/01/19)	8,205	9,062,012
5.00%, 07/01/40	(Call 01/01/25)	2,000	2,377,260
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,128,380
5.00%, 07/01/47	(Call 01/01/25)	2,000	2,355,320
5.00%, 01/01/50	(Call 07/01/20)	2,000	2,251,700
5.00%, 01/01/52	(Call 01/01/22)	4,000	4,598,200
5.13%, 01/01/41	(Call 01/01/21)	500	575,195
5.25%, 01/01/42	(PR 01/01/19)	1,000	1,110,820
Series B
5.00%, 01/01/41	(Call 01/01/21)	1,330	1,520,190
Energy Northwest RB
4.00%, 07/01/38	(Call 07/01/25)	2,000	2,167,880
5.00%, 07/01/22	(PR 07/01/16)	975	978,559
5.00%, 07/01/24	(PR 07/01/16)	2,370	2,378,650
5.00%, 07/01/34	(Call 07/01/25)	2,000	2,436,680
Series A
5.00%, 07/01/17		1,850	1,936,728
5.00%, 07/01/18		8,065	8,758,106
5.00%, 07/01/19		2,365	2,651,496
5.00%, 07/01/20		1,850	2,134,105
5.00%, 07/01/21		2,000	2,366,080
5.00%, 07/01/22	(Call 07/01/21)	565	671,796
5.00%, 07/01/23	(Call 07/01/21)	2,100	2,485,539

522

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 07/01/23		$1,000	$1,233,250
5.00%, 07/01/27	(Call 07/01/26)	1,000	1,277,440
5.25%, 07/01/16	(ETM)	1,780	1,786,960
5.25%, 07/01/18		2,185	2,384,053
Series C
5.00%, 07/01/28	(Call 07/01/24)	1,000	1,224,540
FYI Properties RB
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,117,360
NJB Properties RB
5.00%, 12/01/36	(PR 12/01/16) (GTD)	1,000	1,022,190
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/39	(Call 12/01/25) (GTD)	2,000	2,411,100
Port of Seattle WA RB
Series A
5.00%, 08/01/30	(Call 08/01/22)	1,500	1,769,355
5.00%, 08/01/31	(Call 08/01/22)	2,910	3,426,991
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/40	(Call 12/01/25)	1,000	1,193,440
Snohomish County School District No. 15 Edmonds GO
5.00%, 12/01/19	(PR 06/01/16) (GTD)	6,750	6,750,000
Snohomish County School District No. 201 Snohomish GO
5.25%, 12/01/27	(PR 12/01/18) (GTD)	500	554,170
State of Washington GO
5.00%, 07/01/23		1,090	1,344,243
5.00%, 07/01/24		2,000	2,509,380
5.00%, 07/01/25	(Call 07/01/24)	1,500	1,874,310
5.00%, 07/01/26	(Call 07/01/24)	1,050	1,303,050
5.00%, 07/01/30	(PR 07/01/17)	1,700	1,779,118
5.00%, 07/01/31	(Call 01/01/25)	1,000	1,218,770
5.00%, 07/01/32	(Call 01/01/25)	2,000	2,428,820
5.00%, 08/01/32	(Call 08/01/25)	2,500	3,068,850
5.00%, 08/01/37	(Call 08/01/25)	2,500	3,015,925
Series 2014A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,805,685
Series A
5.00%, 07/01/18		1,200	1,304,172

Security		Principal (000s)	Value
5.00%, 07/01/25	(PR 07/01/18)	$1,330	$1,444,885
5.00%, 07/01/27	(PR 07/01/18)	4,750	5,160,305
5.00%, 07/01/31	(PR 07/01/18)	3,400	3,693,692
5.00%, 08/01/33	(Call 08/01/23)	2,800	3,385,200
5.00%, 08/01/35	(Call 08/01/21)	500	582,980
5.00%, 08/01/38	(Call 08/01/23)	1,215	1,451,840
Series B
5.00%, 07/01/28	(Call 01/01/26)	2,500	3,133,750
5.00%, 07/01/29	(Call 01/01/26)	3,000	3,745,710
Series C
5.00%, 01/01/27	(PR 01/01/18)	1,000	1,066,430
5.00%, 01/01/28	(PR 01/01/18)	1,000	1,066,430
5.00%, 06/01/41	(Call 06/01/21)	20,455	23,536,341
Series D
5.00%, 01/01/33	(PR 01/01/18)	4,080	4,351,034
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,171,630
5.00%, 02/01/39	(Call 02/01/24)	900	1,069,875
Series E
5.00%, 02/01/31	(PR 02/01/19)	1,500	1,661,520
Series R
5.00%, 07/01/19		1,500	1,683,180
5.00%, 07/01/20		1,800	2,078,766
Series R-2011C
5.00%, 07/01/16		400	401,516
5.00%, 07/01/17		350	366,447
Series R-2012C
5.00%, 07/01/20		1,000	1,154,870
5.00%, 07/01/24	(Call 07/01/22)	3,750	4,526,100
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,205,670
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,803,660
Series R-2015
5.00%, 07/01/18		1,500	1,630,215
5.00%, 07/01/19		1,500	1,683,180
Series R-2015-C
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,849,290
5.00%, 07/01/29	(Call 01/01/25)	3,000	3,682,680
5.00%, 07/01/32	(Call 01/01/25)	1,000	1,214,410
Series R-2015E
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,849,290
5.00%, 07/01/31	(Call 01/01/25)	3,000	3,656,310
5.00%, 07/01/33	(Call 01/01/25)	5,850	7,078,909
State of Washington RB
5.00%, 09/01/16		1,000	1,010,940
5.00%, 09/01/18		2,325	2,531,902

523

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 09/01/19		$2,250	$2,524,725
5.00%, 09/01/20		1,000	1,152,470
5.00%, 09/01/21		3,000	3,540,240
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,436,140
University of Washington RB Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,185,510
Washington State University RB
5.00%, 04/01/40	(Call 04/01/25)	2,055	2,440,169

			239,175,295
WEST VIRGINIA — 0.02%
West Virginia University RB Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,160,360

			1,160,360
WISCONSIN — 0.96%
State of Wisconsin Series 1
5.00%, 11/01/21		3,900	4,671,108
State of Wisconsin GO
5.00%, 05/01/27	(Call 05/01/25)	1,000	1,259,700
Series 1
5.00%, 05/01/17		2,500	2,600,400
5.00%, 05/01/19	(AMBAC)	1,685	1,883,442
5.00%, 05/01/21		2,000	2,364,960
5.00%, 11/01/23		1,500	1,869,735
5.00%, 11/01/24		2,000	2,531,300
Series 2
5.00%, 11/01/20		3,000	3,502,980
5.00%, 11/01/21		2,000	2,395,440
5.00%, 11/01/22	(Call 11/01/21)	2,070	2,476,693
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,206,470
Series 3
5.00%, 11/01/21		2,000	2,395,440
5.00%, 11/01/22		1,175	1,439,081
Series 4
5.00%, 05/01/26	(Call 11/01/24)	3,510	4,426,321
Series B
5.00%, 05/01/22	(PR 05/01/21)	1,500	1,765,860
State of Wisconsin RB
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,306,127
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,660,115

Security		Principal or Shares (000s)	Value
5.75%, 05/01/33	(Call 05/01/19) (SAP)	$9,250	$10,482,285
6.00%, 05/01/36	(Call 05/01/19) (SAP)	5,015	5,723,620
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,148,460
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/22		1,000	1,212,490
Series A
5.00%, 07/01/20	(AGM)	2,000	2,311,460
Series I
5.00%, 07/01/19	(NPFGC-FGIC)	1,095	1,229,433
5.00%, 07/01/20		1,000	1,155,730
Wisconsin Health & Educational Facilities Authority RB
5.00%, 12/01/41	(Call 11/01/26)	2,000	2,377,200

			66,395,850

TOTAL MUNICIPAL BONDS & NOTES (Cost: $6,456,051,576)			6,764,694,019

SHORT-TERM INVESTMENTS — 1.07%

MONEY MARKET FUNDS — 1.07%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.21%[a,b]		73,683	73,682,544

			73,682,544

TOTAL SHORT-TERM INVESTMENTS (Cost: $73,682,544)			73,682,544

TOTAL INVESTMENTS IN SECURITIES — 99.36% (Cost: $6,529,734,120)[c]			6,838,376,563
Other Assets, Less Liabilities — 0.64%			44,077,398

NET ASSETS — 100.00%			$6,882,453,961

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

524

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

May 31, 2016

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —   Tax Allocation

Insured by:

AGC-ICC  —  Assured Guaranty Corp. — Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $6,530,027,462. Net unrealized appreciation was $308,349,101, of which $310,672,658 represented gross unrealized appreciation on securities and $2,323,557 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$6,764,694,019	$—	$6,764,694,019
Money market funds	73,682,544	—	—	73,682,544

Total	$73,682,544	$6,764,694,019	$—	$6,838,376,563

525

Schedule of Investments (Unaudited)

iSHARES® NEW YORK MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.61%

NEW YORK — 98.61%
Battery Park City Authority RB
5.00%, 11/01/21		$700	$842,471
Series A
5.00%, 11/01/22		365	450,107
5.00%, 11/01/24	(Call 11/01/23)	955	1,209,049
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40	(Call 01/15/20)	125	143,659
6.38%, 07/15/43	(Call 01/15/20)	700	806,477
City of New York NY GO
5.00%, 08/01/18	(Call 08/01/17)	650	683,117
5.00%, 10/01/20	(PR 10/01/17)	100	105,661
5.00%, 10/01/24	(PR 10/01/17) (AGM)	180	190,190
5.00%, 10/01/24	(Call 10/01/17) (AGM)	820	866,707
5.00%, 08/01/26	(Call 08/01/25)	250	314,235
Series 1
5.00%, 08/01/23		250	308,317
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	251,835
5.00%, 08/01/21		500	592,645
5.00%, 08/01/22		500	605,190
5.00%, 08/01/25	(PR 08/01/16)	5	5,037
5.00%, 08/01/25	(Call 08/01/16)	395	397,899
5.00%, 08/01/26	(Call 02/01/24)	350	432,736
Series A-1
5.00%, 08/01/17		700	735,434
5.00%, 08/01/19	(Call 08/01/17)	150	157,427
5.00%, 08/01/27	(Call 08/01/21)	250	294,773
5.00%, 08/01/31	(Call 08/01/21)	200	234,708
Series B
5.00%, 08/01/16		135	136,015
5.00%, 08/01/20		100	115,617
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	214,356
Series C
5.00%, 08/01/19		680	764,565
5.00%, 08/01/20		500	578,085
5.00%, 08/01/21	(Call 08/01/19)	300	337,143

Security		Principal (000s)	Value
5.00%, 08/01/23		$500	$616,635
5.00%, 08/01/33	(Call 02/01/25)	250	301,447
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	158,441
5.00%, 10/01/20	(Call 10/01/17)	150	158,316
Series E
5.00%, 08/01/27	(Call 08/01/19)	500	559,990
Series F
5.00%, 08/01/21		240	284,470
5.00%, 08/01/31	(Call 02/01/22)	250	293,348
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	418,176
5.00%, 03/01/37	(Call 03/01/23)	500	587,700
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	150,754
5.00%, 08/01/21		500	592,645
5.00%, 08/01/24	(PR 08/01/17)	25	26,242
5.00%, 08/01/24	(Call 08/01/17)	150	157,571
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,192,930
5.00%, 04/01/27	(Call 04/01/22)	250	297,502
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	542,704
Series I
5.00%, 08/01/23	(Call 08/01/22)	1,000	1,208,730
5.00%, 08/01/27	(Call 08/01/22)	250	299,815
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	177,691
Series J
5.00%, 08/01/17		500	525,310
5.00%, 08/01/19		250	281,090
5.00%, 08/01/21		600	711,174
5.00%, 08/01/25	(Call 08/01/24)	1,100	1,389,641
5.00%, 08/01/32	(Call 08/01/24)	525	635,192
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	447,096
5.00%, 05/15/36	(Call 05/15/19)	905	1,009,591
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	868,279
City of New York NY GOL
Series F-1
5.00%, 06/01/35	(Call 06/01/25)	500	601,970
County of Nassau NY GOL
Series A
5.00%, 01/01/22		500	587,235

526

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 04/01/43	(Call 04/01/23)	$500	$579,760
County of Westchester NY GOL Series A
5.00%, 01/01/22		500	602,305
Erie County Industrial Development Agency (The) RB
Series A
5.00%, 05/01/31	(Call 05/01/19) (SAW)	100	110,880
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	691,571
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,233,497
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	325	332,975
5.25%, 02/15/47	(Call 02/15/21)	500	571,650
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,175,450
Long Island Power Authority RB
Series 2015B
5.00%, 09/01/45	(Call 09/01/25)	250	294,093
Series A
5.00%, 12/01/19	(PR 06/01/16) (NPFGC-FGIC)	80	80,000
5.00%, 09/01/35	(Call 09/01/24)	250	294,488
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,119,880
5.00%, 09/01/44	(Call 09/01/24)	500	582,110
5.50%, 04/01/22	(Call 04/01/19)	500	552,915
5.50%, 05/01/33	(PR 05/01/19) (BHAC)	625	706,800
5.75%, 04/01/39	(Call 04/01/19)	380	423,985
6.25%, 04/01/33	(PR 04/01/19)	250	287,025
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	296,000
5.00%, 12/01/35	(PR 06/01/16)	350	350,000
5.25%, 04/01/19	(ETM)	55	61,645
5.25%, 04/01/19		235	262,096
Series C
5.00%, 09/01/35	(PR 09/01/16)	225	227,439
Series E
5.00%, 12/01/17	(Call 12/01/16)	125	127,778
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	408,888

Security		Principal (000s)	Value
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	$250	$255,533
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	150	167,051
Series 2015C
5.00%, 11/15/34	(Call 11/15/25)	350	424,588
Series A
0.00%, 11/15/30		850	563,601
5.00%, 11/15/18		250	275,128
5.00%, 11/15/24	(Call 11/15/22)	250	303,925
5.00%, 11/15/31	(Call 11/15/16)	600	612,774
5.00%, 11/15/37	(Call 11/15/21)	455	531,108
5.00%, 11/15/46	(Call 11/15/21)	500	581,090
5.50%, 11/15/39	(PR 11/15/18)	700	779,236
Series A-1
5.00%, 11/15/40	(Call 05/15/25)	1,630	1,927,866
5.00%, 11/15/44	(Call 11/15/23)	350	414,137
Series A1
5.25%, 11/15/56	(Call 05/15/26)	200	243,258
Series A2
5.00%, 11/15/27	(Call 11/15/26)	500	632,665
Series B
5.00%, 11/15/34	(Call 11/15/19)	650	741,520
5.00%, 11/15/44	(Call 05/15/24)	400	471,104
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	588,095
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,409,676
6.25%, 11/15/23	(PR 11/15/18)	80	90,382
6.25%, 11/15/23	(Call 11/15/18)	20	22,661
Series D
4.00%, 11/15/32	(Call 11/15/22)	250	270,675
5.00%, 11/15/19		690	782,129
5.00%, 11/15/25	(Call 11/15/22)	230	278,468
5.00%, 11/15/28	(Call 11/15/22)	500	600,815
5.00%, 11/15/30	(Call 11/15/22)	890	1,064,342
5.00%, 11/15/34	(Call 11/15/20)	1,015	1,177,897
5.00%, 11/15/38	(Call 11/15/23)	250	297,890
Series D-1
5.00%, 11/01/22		250	302,167
5.00%, 11/15/39	(Call 11/15/24)	900	1,075,824
Series E
4.00%, 11/15/38	(Call 11/15/22)	105	112,009
5.00%, 11/15/42	(Call 11/15/22)	400	470,212

527

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series F
5.00%, 11/15/30	(Call 11/15/22)	$250	$298,972
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		1,465	1,495,208
Series SER
5.00%, 11/15/22		1,025	1,265,813
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	250	276,015
5.38%, 11/01/28	(PR 11/01/18) (BHAC)	235	260,857
New York City Educational Construction Fund RB
Series A
5.75%, 04/01/41	(Call 04/01/21)	445	531,245
New York City Industrial Development Agency RB
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	272,276
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	210	211,730
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	277,615
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	455	458,554
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	247,370
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	264,370
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	501,857
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	404,532
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	533,000
5.00%, 07/15/43	(Call 01/15/25) (SAW)	425	500,803

Security		Principal (000s)	Value
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	$420	$487,868
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC, SAW)	100	102,542
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	555,370
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	560,100
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/16		235	239,385
5.00%, 08/01/21	(PR 08/01/16)	725	730,242
5.00%, 05/01/29	(Call 05/01/19)	150	167,450
5.00%, 08/01/29	(Call 08/01/24)	500	617,440
5.00%, 11/01/30	(Call 05/01/17)	35	36,317
5.00%, 11/01/30	(PR 05/01/17)	65	67,553
5.00%, 08/01/36	(Call 08/01/25)	1,000	1,210,930
5.00%, 02/01/41	(Call 02/01/25)	1,400	1,661,562
Series A
5.00%, 11/01/21		500	597,405
5.00%, 11/01/27	(Call 11/01/21)	400	473,788
5.00%, 11/01/38	(Call 11/01/23)	350	417,511
Series A-1
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,007,230
5.00%, 08/01/31	(Call 08/01/24)	340	416,493
5.00%, 08/01/33	(Call 08/01/24)	325	395,385
5.00%, 11/01/42	(Call 11/01/23)	400	475,948
Series B
5.00%, 11/01/19		400	453,892
5.00%, 11/01/20	(Call 11/01/19)	175	199,806
5.00%, 11/01/20		350	407,858
5.00%, 11/01/21	(PR 05/01/17)	165	171,481
5.00%, 11/01/21	(Call 05/01/17)	85	88,334
Series B-1
5.00%, 11/01/28	(Call 11/01/25)	500	627,990
5.00%, 11/01/35	(Call 11/01/25)	500	610,865
Series B1
5.00%, 11/01/37	(Call 05/01/24)	1,500	1,791,570

528

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series C
5.00%, 11/01/25	(Call 05/01/25)	$500	$636,360
5.00%, 11/01/27	(Call 11/01/25)	500	632,155
5.00%, 11/01/33	(Call 11/01/20)	430	496,530
5.00%, 11/01/39	(Call 11/01/20)	250	288,680
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	288,628
5.00%, 02/01/25	(Call 02/01/21)	155	180,386
5.00%, 02/01/27	(Call 02/01/21)	250	290,125
5.00%, 02/01/31	(Call 02/01/21)	300	346,314
5.00%, 02/01/35	(Call 02/01/21)	500	575,975
Series E
5.00%, 11/01/18		1,000	1,100,310
5.00%, 11/01/23	(Call 05/01/21)	115	134,942
Series E-1
5.00%, 02/01/29	(Call 02/01/26)	750	940,605
5.00%, 02/01/34	(Call 02/01/26)	500	612,995
5.00%, 02/01/39	(Call 02/01/26)	500	602,445
5.00%, 02/01/42	(Call 02/01/22)	250	292,628
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	788,577
Series I
5.00%, 05/01/42	(Call 05/01/23)	325	382,856
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	500	544,155
New York City Water & Sewer System RB
4.75%, 06/15/35	(PR 06/15/17)	215	223,991
4.75%, 06/15/35	(Call 06/15/17)	35	36,395
5.00%, 06/15/26	(Call 06/15/21)	750	885,945
5.00%, 06/15/29	(PR 06/15/18)	25	27,121
5.00%, 06/15/29	(Call 06/15/18)	160	172,973
5.00%, 06/15/31	(Call 06/15/21)	160	188,387
5.00%, 06/15/39	(Call 06/15/25)	1,360	1,628,668
5.00%, 06/15/44	(Call 12/15/21)	500	584,660
5.38%, 06/15/43	(Call 12/15/20)	125	146,513
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	365,186
5.50%, 06/15/21	(PR 06/15/18)	660	723,083
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	104,211
5.00%, 06/15/44	(Call 06/15/21)	150	173,522

Security		Principal (000s)	Value
Series BB
4.00%, 06/15/47	(Call 12/15/22)	$400	$428,496
5.00%, 06/15/31	(Call 06/15/20)	610	700,079
5.00%, 06/15/46	(Call 06/15/25)	500	596,550
5.00%, 06/15/47	(Call 12/15/22)	460	538,959
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	250,410
Series CC
5.00%, 06/15/34	(Call 06/15/18)	200	216,118
5.00%, 06/15/45	(Call 12/15/21)	1,100	1,282,468
5.00%, 06/15/47	(Call 06/15/23)	400	470,664
Series CC-1
4.00%, 06/15/33	(Call 12/15/26)	250	284,055
5.00%, 06/15/47	(Call 06/15/24)	1,000	1,181,030
Series D
5.00%, 06/15/29	(PR 06/15/16)	265	265,464
Series DD
4.00%, 06/15/18	(Call 12/15/16)	500	509,895
4.75%, 06/15/36	(Call 06/15/17)	330	343,048
5.00%, 06/15/29	(Call 06/15/24)	500	617,640
5.00%, 06/15/34	(Call 06/15/23)	205	245,637
5.00%, 06/15/35	(Call 06/15/23)	505	602,546
5.00%, 06/15/36	(Call 06/15/24)	500	600,595
5.00%, 06/15/39	(Call 06/15/24)	500	594,925
Series EE
5.00%, 06/15/34	(Call 06/15/22)	500	592,735
Series FF
5.00%, 06/15/25	(Call 06/15/20)	500	577,800
5.00%, 06/15/45	(Call 06/15/22)	950	1,104,308
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	278,903
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	307,824
5.00%, 06/15/37	(Call 06/15/25)	500	601,015
5.00%, 06/15/39	(Call 06/15/25)	500	598,775
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,869,702
5.25%, 06/15/32	(Call 06/15/19)	750	846,135
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	129,152
New York City Water & Sewer System RB BAB
5.00%, 06/15/18	(ETM)	500	542,740

529

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	$250	$297,240
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,495,044
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	881,754
5.75%, 11/15/51	(Call 11/15/21)	90	107,721
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/19	(Call 04/01/18)	1,190	1,283,094
5.00%, 04/01/19		510	569,277
5.00%, 04/01/20	(Call 04/01/18)	150	161,649
Series A-5/6
5.00%, 04/01/17		675	700,225
5.00%, 04/01/18		1,385	1,494,083
5.50%, 04/01/19		325	367,315
Series B
5.00%, 04/01/19	(GOI)	285	318,126
Series C
5.50%, 04/01/17	(GOI)	265	274,270
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	710	744,371
5.00%, 12/01/19	(SAW)	50	56,604
New York Power Authority (The) RB
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	355	372,683
5.00%, 11/15/22	(GOI)	335	409,511
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	484,189
Series C
5.00%, 11/15/16	(NPFGC)	175	178,619
5.00%, 11/15/17		430	457,167
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	1,090	1,159,651
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	350	372,256

Security		Principal (000s)	Value
New York State Dormitory Authority RB
5.00%, 07/01/22	(Call 07/01/19)	$250	$280,208
5.00%, 07/01/22	(Call 07/01/18)	500	543,570
5.50%, 07/01/18	(NPFGC-FGIC)	375	411,176
5.50%, 07/01/23	(NPFGC)	200	250,366
Series 1
5.50%, 07/01/40	(AMBAC)	400	560,280
Series A
4.00%, 05/15/17		150	154,835
5.00%, 03/15/20		800	917,549
5.00%, 05/15/20		520	598,510
5.00%, 12/15/20		150	175,506
5.00%, 03/15/22		435	526,028
5.00%, 03/15/24		500	628,670
5.00%, 12/15/24	(Call 12/15/22)	250	307,150
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,227,180
5.00%, 02/15/26	(Call 02/15/24)	355	442,387
5.00%, 10/01/26		200	262,244
5.00%, 03/15/28	(Call 03/15/25)	340	421,886
5.00%, 03/15/28	(Call 03/15/18)	250	267,378
5.00%, 12/15/28	(Call 12/15/22)	575	702,006
5.00%, 03/15/30	(Call 03/15/25)	400	491,488
5.00%, 12/15/30	(Call 12/15/22)	500	601,715
5.00%, 03/15/31	(Call 03/15/25)	1,000	1,222,620
5.00%, 03/15/32	(Call 03/15/24)	340	413,219
5.00%, 03/15/35	(Call 03/15/25)	500	602,440
5.00%, 07/01/37	(Call 07/01/22)	760	889,145
5.00%, 03/15/38	(Call 03/15/23)	500	583,360
5.00%, 07/01/41	(Call 07/01/26)	250	300,700
5.00%, 02/15/43	(Call 02/15/23)	500	586,825
5.00%, 07/01/43	(Call 07/01/23)	1,025	1,203,463
5.00%, 03/15/44	(Call 03/15/24)	500	593,005
5.00%, 07/01/45	(Call 07/01/25)	100	116,575
Series A-2
5.00%, 10/01/46		100	145,818
Series B
5.00%, 03/15/20		475	544,198
5.00%, 03/15/28	(Call 03/15/19)	200	221,444
5.00%, 02/15/31	(Call 02/15/25)	1,000	1,220,700
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,249,804
5.00%, 07/01/33	(PR 07/01/18) (AGM)	105	114,093
5.00%, 03/15/35	(Call 03/15/22)	500	593,620

530

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 02/15/38	(Call 02/15/25)	$500	$596,800
5.00%, 03/15/42	(Call 03/15/22)	600	698,772
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	537,905
5.00%, 12/15/22	(PR 12/15/16)	500	511,820
5.00%, 03/15/25	(Call 03/15/18)	525	563,341
5.00%, 03/15/31	(Call 03/15/21)	250	289,455
5.00%, 12/15/31	(PR 12/15/16)	250	255,935
5.00%, 03/15/35	(Call 03/15/24)	500	598,510
Series D
5.00%, 02/15/40	(Call 02/15/22)	300	351,294
5.00%, 02/15/42	(Call 02/15/22)	250	290,573
Series E
5.00%, 02/15/23		500	612,575
5.00%, 02/15/24		1,000	1,247,910
5.00%, 03/15/31	(Call 09/15/25)	1,000	1,234,040
6.13%, 01/01/31	(Call 01/01/19)	250	284,383
New York State Environmental Facilities Corp. RB
5.00%, 06/15/21	(Call 06/15/18)	500	543,410
5.50%, 06/15/17		750	788,512
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	473,537
4.75%, 06/15/31	(Call 06/30/16)	340	341,187
5.00%, 06/15/17		100	104,618
5.00%, 06/15/18		500	543,590
5.00%, 06/15/19		600	674,448
5.00%, 06/15/20		75	86,729
5.00%, 06/15/22		375	456,064
5.00%, 06/15/23	(Call 06/15/22)	640	777,856
5.00%, 06/15/24	(Call 06/15/22)	640	779,750
5.00%, 06/15/34	(Call 06/15/19)	180	202,363
5.13%, 06/15/38	(Call 06/15/19)	120	135,164
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	541,775
5.00%, 06/15/41	(Call 06/15/21)	90	104,822
Series D
5.00%, 06/15/22		520	632,408
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/27	(PR 04/01/18)	750	807,637
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	232,822

Security		Principal (000s)	Value
New York State Thruway Authority RB
5.00%, 01/01/31	(Call 01/01/25)	$250	$302,517
5.00%, 01/01/32	(Call 01/01/25)	340	409,952
Series A
5.00%, 03/15/18		315	338,823
5.00%, 05/01/19		2,700	3,008,043
5.00%, 03/15/20		100	114,568
5.00%, 03/15/21	(Call 09/15/20)	85	99,136
5.00%, 03/15/23	(Call 09/15/21)	250	297,872
5.00%, 03/15/26	(PR 09/15/18)	300	328,554
5.00%, 03/15/29	(Call 09/15/20)	250	288,448
5.00%, 01/01/46	(Call 01/01/26)	500	590,505
5.00%, 01/01/51	(Call 01/01/26)	400	466,916
Series B
5.50%, 04/01/20	(AMBAC)	260	303,462
Series C
5.25%, 03/15/19		250	279,925
Series H
4.00%, 01/01/18	(NPFGC)	100	105,105
5.00%, 01/01/17	(NPFGC)	250	256,425
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	426,904
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	240,059
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	348,351
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,161,170
Series K
5.00%, 01/01/30	(Call 01/01/25)	465	565,510
New York State Urban Development Corp. RB
5.00%, 12/15/17		250	266,530
5.00%, 12/15/18		195	215,465
Series A
5.00%, 03/15/17		500	517,390
5.00%, 03/15/19		250	278,208
5.00%, 03/15/25		250	317,500
5.00%, 03/15/29	(Call 09/15/25)	750	934,950
5.00%, 03/15/31	(Call 03/15/21)	250	289,455
5.00%, 03/15/32	(Call 03/15/26)	400	495,356
5.00%, 03/15/35	(Call 09/15/25)	350	425,355
Series A-1
5.00%, 12/15/16		1,010	1,034,492

531

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 12/15/18		$285	$314,911
5.00%, 03/15/21		450	529,065
5.00%, 03/15/22		400	481,224
5.00%, 03/15/28	(Call 03/15/23)	520	631,873
5.00%, 03/15/43	(Call 03/15/23)	240	282,156
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	816,007
5.00%, 03/15/32	(PR 03/15/17)	250	258,528
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	276,805
5.00%, 03/15/36	(Call 03/15/19)	250	276,323
5.25%, 03/15/38	(Call 03/15/19)	120	132,896
Series C
5.00%, 03/15/24	(Call 03/15/23)	700	863,758
Series D
5.25%, 01/01/17		560	575,137
5.25%, 01/01/20	(Call 01/01/19)	375	417,326
5.63%, 01/01/28	(Call 01/01/19)	400	447,768
Series E
5.00%, 03/15/25	(Call 03/15/23)	100	123,366
Port Authority of New York & New Jersey RB
4.00%, 09/15/31	(Call 09/15/19)	500	526,600
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	273,545
4.00%, 06/01/32	(Call 06/01/22)	170	185,314
4.00%, 12/15/40	(Call 06/15/24)	400	437,348
4.00%, 06/15/44	(Call 06/15/24)	250	272,588
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	526,571
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	215,324
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	140,318
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	221,878
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	316,481
5.00%, 09/01/34	(Call 09/01/24)	250	301,912
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	217,054
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	557,430
5.00%, 09/01/36	(Call 09/01/24)	400	479,392

Security		Principal (000s)	Value
5.00%, 09/15/36	(Call 09/15/19) (GOI)	$200	$225,348
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	288,893
Series 190
5.00%, 05/01/33	(Call 05/01/20)	250	286,173
Series 194
5.00%, 10/15/29	(Call 10/15/25)	500	626,070
5.00%, 10/15/34	(Call 10/15/25)	500	615,115
5.00%, 10/15/41	(Call 10/15/25)	500	603,385
Series 5
5.38%, 03/01/28	(GOI)	500	629,670
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/17		600	635,556
5.00%, 10/15/18		750	823,777
5.00%, 10/15/19		650	737,743
5.00%, 10/15/20		500	584,300
5.00%, 10/15/23		300	375,900
5.00%, 10/15/24		1,000	1,275,580
5.00%, 10/15/28	(Call 10/15/24)	1,750	2,185,015
5.00%, 10/15/30	(Call 10/15/24)	500	620,315
5.00%, 10/15/31	(Call 10/15/24)	1,385	1,711,015
State of New York GO
Series A
5.00%, 02/15/34	(Call 02/15/19)	425	471,907
5.00%, 02/15/39	(Call 02/15/19)	450	499,279
Series C
4.50%, 02/01/17		3,165	3,249,126
5.00%, 04/15/17		500	519,445
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,137,490
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/30		445	296,561
0.00%, 11/15/32		200	124,552
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	270,538
5.00%, 11/15/22		150	182,949
5.00%, 01/01/23	(PR 01/01/22)	55	66,287
5.00%, 01/01/23	(Call 01/01/22)	20	23,973
5.00%, 11/15/27	(Call 05/15/23)	500	604,480

532

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
5.00%, 11/15/32	(PR 11/15/17)	$600	$637,158
5.00%, 11/15/37	(Call 05/15/18) (GOI)	850	915,637
5.00%, 11/15/40	(Call 05/15/25)	250	298,100
5.00%, 11/15/46	(Call 05/15/26)	875	1,058,146
5.25%, 01/01/28	(PR 01/01/22) (GOI)	425	517,680
Series B
0.00%, 11/15/32		700	436,842
4.00%, 11/15/16		170	172,810
4.00%, 11/15/21		200	229,118
5.00%, 11/15/16		300	306,324
5.00%, 11/15/19		675	767,346
5.00%, 11/15/20		400	467,744
5.00%, 11/15/21		400	479,276
5.00%, 11/15/22		500	612,250
5.00%, 11/15/25	(Call 11/15/22)	710	869,572
5.00%, 11/15/27	(Call 11/15/22)	415	506,586
5.50%, 01/01/30	(PR 01/01/22) (GOI)	945	1,163,796
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	601,931
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	709,234
Series E
5.50%, 11/15/19	(NPFGC)	150	173,064
Utility Debt Securitization Authority RB
5.00%, 12/15/32	(Call 12/15/25)	500	624,255
5.00%, 12/15/37	(Call 12/15/25)	250	306,315
Series A
5.00%, 06/15/28	(Call 06/15/26)	500	638,425
5.00%, 12/15/35	(Call 06/15/26)	250	311,645
Series TE
5.00%, 06/15/18	(Call 06/30/16)	700	702,681
5.00%, 12/15/18	(Call 12/15/16)	500	512,320
5.00%, 12/15/29	(Call 12/15/23)	1,250	1,545,862
5.00%, 12/15/30	(Call 12/15/23)	500	617,080
5.00%, 12/15/35	(Call 12/15/23)	1,000	1,210,520
5.00%, 12/15/41	(Call 12/15/23)	1,195	1,431,765

			223,797,500

TOTAL MUNICIPAL BONDS & NOTES (Cost: $212,248,575)			223,797,500

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Liquidity Funds: New York Money Fund, Institutional Shares
0.23%[a,b]	1,751	$1,751,139

		1,751,139

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,751,139)		1,751,139

TOTAL INVESTMENTS IN SECURITIES — 99.38%
(Cost: $213,999,714)[c]		225,548,639
Other Assets, Less Liabilities — 0.62%		1,418,474

NET ASSETS — 100.00%		$226,967,113

BAB — Build America Bond

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

PR — Prerefunded

RB — Revenue Bond

SAW — State Aid Withholding

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $214,036,348. Net unrealized appreciation was $11,512,291, of which $11,597,283 represented gross unrealized appreciation on securities and $84,992 represented gross unrealized depreciation on securities.

533

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$223,797,500	$—	$223,797,500
Money market funds	1,751,139	—	—	1,751,139

Total	$1,751,139	$223,797,500	$—	$225,548,639

534

Schedule of Investments (Unaudited)

iSHARES® SHORT TREASURY BOND ETF

May 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 97.75%
U.S. Treasury Note/Bond
0.00%, 07/28/16	$1,458	$1,457,358
0.00%, 08/11/16	154,500	154,417,724
0.00%, 09/01/16	920,000	919,212,397
0.50%, 07/31/16	33,929	33,936,807
0.50%, 01/31/17	12,857	12,845,943
0.50%, 02/28/17	21,690	21,663,971
0.50%, 03/31/17	72,311	72,197,473
0.63%, 11/15/16	99,660	99,702,853
0.63%, 12/15/16	180,606	180,707,152
0.63%, 12/31/16	12,857	12,859,570
0.63%, 02/15/17	45,659	45,649,870
0.75%, 01/15/17	154,833	154,977,010
0.88%, 09/15/16	176,882	177,092,495
0.88%, 11/30/16	48,710	48,792,323
0.88%, 01/31/17	107,533	107,709,348
0.88%, 02/28/17	143,528	143,746,162
0.88%, 04/15/17	37,701	37,767,355
0.88%, 04/30/17	117,761	117,935,280
1.00%, 08/31/16	106,135	106,289,969
1.00%, 03/31/17	280,297	280,997,765
1.50%, 06/30/16	78,705	78,772,685
1.50%, 07/31/16	114,008	114,214,345
2.75%, 11/30/16	6,630	6,702,598
2.75%, 05/31/17	160,000	163,174,402
3.13%, 01/31/17	15,203	15,453,545
3.25%, 06/30/16	24,721	24,778,106
3.25%, 12/31/16	5,820	5,908,639
4.63%, 11/15/16	190,706	194,224,528

		3,333,187,673

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $3,333,349,474)		3,333,187,673

Security	Shares (000s)	Value
MONEY MARKET FUNDS — 5.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.25%[a,b]	175,794	$175,793,819

TOTAL MONEY MARKET FUNDS
(Cost: $175,793,819)		175,793,819

TOTAL INVESTMENTS IN SECURITIES — 102.91%
(Cost: $3,509,143,293)[c]		3,508,981,492
Other Assets, Less Liabilities — (2.91)%		(99,212,401)

NET ASSETS — 100.00%		$3,409,769,091

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $3,509,144,112. Net unrealized depreciation was $162,620, of which $310,460 represented gross unrealized appreciation on securities and $473,080 represented gross unrealized depreciation on securities.

535

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT TREASURY BOND ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$3,333,187,673	$—	$3,333,187,673
Money market funds	175,793,819	—	—	175,793,819

Total	$175,793,819	$3,333,187,673	$—	$3,508,981,492

536

Schedule of Investments (Unaudited)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.21%

ALABAMA — 0.69%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18		$100	$109,016
5.00%, 09/01/19		500	561,850
5.00%, 09/01/20		500	576,905
Alabama Public School & College Authority RB
5.00%, 12/01/25	(PR 12/01/17)	1,055	1,122,657
Series A
5.00%, 05/01/19		650	724,952
5.00%, 05/01/29	(PR 05/01/19)	1,000	1,115,200
Series B
5.00%, 01/01/20		1,500	1,706,685
5.00%, 01/01/21		1,000	1,167,500

			7,084,765
ALASKA — 0.03%
Municipality of Anchorage AK GO
Series B
5.25%, 12/01/16	(AMBAC)	265	271,209

			271,209
ARIZONA — 1.22%
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19		2,125	2,386,396
5.00%, 09/01/20		500	576,460
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/17	(AGM)	50	51,778
5.25%, 07/01/16	(ETM) (NPFGC)	85	85,333
5.25%, 07/01/16	(NPFGC)	50	50,198
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	165	165,647
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/16		1,000	1,003,770
5.00%, 07/01/17		1,280	1,339,712
5.00%, 07/01/18		1,000	1,085,940
Series B
5.00%, 07/01/20		500	577,865
County of Maricopa AZ COP
5.00%, 07/01/17		1,000	1,044,650

Security		Principal (000s)	Value
Salt River Project Agricultural Improvement & Power District RB
Series B
4.00%, 01/01/17		$275	$280,500
4.00%, 01/01/18		2,520	2,647,436
5.00%, 12/01/19		1,075	1,221,200

			12,516,885
ARKANSAS — 0.10%
State of Arkansas GO
4.00%, 06/15/20		950	1,061,074

			1,061,074
CALIFORNIA — 19.88%
Bay Area Toll Authority RB
Series A
1.00%, 04/01/47	(Call 10/01/16)	2,000	2,001,660
Series B
1.50%, 04/01/47	(Call 10/01/17)	4,150	4,183,449
Series C
1.88%, 04/01/47	(Call 10/01/18)	3,100	3,160,574
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	750	753,998
Series F-1
5.00%, 04/01/17		750	777,773
5.00%, 04/01/39	(PR 04/01/18)	2,000	2,156,180
5.13%, 04/01/39	(PR 04/01/19)	1,200	1,339,536
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21		750	901,305
California State Public Works Board RB
Series D
4.00%, 09/01/17		760	791,540
Series F
5.00%, 05/01/18		500	539,200
5.00%, 05/01/20		1,000	1,147,850
Series G
5.00%, 01/01/20		1,000	1,136,280
Series H
5.00%, 12/01/19		1,500	1,702,350
California State University RB
Series B-1
3.00%, 11/01/47	(Call 05/01/19)	500	527,065
Series B-2
4.00%, 11/01/49	(Call 05/01/21)	500	562,445
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	195	194,786

537

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
City of Long Beach CA Harbor Revenue RB
Series C
5.00%, 11/15/18		$1,750	$1,928,482
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		3,000	3,283,170
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/16		1,000	1,000,000
5.00%, 06/01/19		710	796,570
East Bay Municipal Utility District Water System Revenue RB
Series B
5.00%, 06/01/16		650	650,000
El Camino Community College District GO
Series C
0.00%, 08/01/20		775	728,012
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/19		500	564,075
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	1,265	1,329,578
6.00%, 08/01/33	(PR 08/01/19)	145	167,917
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	2,000	2,182,760
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	1,360	1,484,277
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/17	(ETM)	150	157,910
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		1,350	1,414,490
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/16		550	552,090
5.00%, 07/01/17		1,000	1,047,660
5.00%, 07/01/19		2,110	2,373,159
5.00%, 07/01/20		300	347,631
5.00%, 07/01/21		1,000	1,190,650
Series B
5.00%, 12/01/18	(Call 11/01/18)	1,600	1,766,608
Los Angeles Unified School District/CA GO
5.75%, 07/01/16	(NPFGC)	210	210,932

Security		Principal (000s)	Value
Series A
3.00%, 07/01/16		$1,500	$1,503,225
5.00%, 07/01/19		1,000	1,125,050
Series A-1
5.50%, 07/01/17	(FGIC)	480	505,248
5.50%, 07/01/18	(FGIC)	1,190	1,306,620
Series A-2
5.00%, 07/01/21		1,000	1,190,650
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	400	401,412
5.00%, 07/01/16	(AGM)	705	707,693
5.00%, 07/01/17		735	769,699
5.00%, 07/01/18		500	543,840
Series C
5.00%, 07/01/19		1,300	1,462,565
5.00%, 07/01/20		1,250	1,449,550
Series KRY
5.00%, 07/01/17		550	575,966
Metropolitan Water District of Southern California RB
Series C
5.00%, 07/01/17		3,000	3,143,640
5.00%, 07/01/18		400	435,424
5.00%, 07/01/19		205	230,969
New Haven Unified School District GO
5.00%, 08/01/18	(AGC)	200	217,688
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,003,700
Sacramento Municipal Utility District RB
Series U
5.00%, 08/15/17	(AGM)	100	105,239
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A
5.00%, 05/15/21		1,000	1,186,540
San Diego Unified School District/CA GO
Series E
3.00%, 07/01/17		1,500	1,538,475
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/17	(ETM)	380	378,651

538

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/20	(Call 05/01/18)	$600	$648,192
Series H
5.00%, 05/01/17		530	551,348
5.00%, 05/01/17	(AGM)	1,345	1,399,177
Series K
5.00%, 05/01/18		3,000	3,242,370
Series L
5.00%, 05/01/17		3,490	3,630,577
5.00%, 05/01/19		4,570	5,114,241
5.00%, 05/01/20		3,660	4,222,432
Series M
4.00%, 05/01/19		300	327,105
5.00%, 05/01/19		350	391,682
Series N
5.00%, 05/01/19		200	223,818
5.00%, 05/01/20		2,530	2,918,785
Series O
5.00%, 05/01/21		2,575	3,054,362
State of California Department of Water Resources RB
5.00%, 12/01/27	(PR 06/01/18)	1,550	1,682,634
Series AJ
5.00%, 12/01/16		500	511,445
State of California GO
3.00%, 09/01/16		1,770	1,781,169
3.00%, 12/01/32	(Call 06/01/19)	1,250	1,321,900
3.25%, 10/01/16		1,125	1,135,384
4.00%, 04/01/17		300	308,451
4.00%, 08/01/17		2,500	2,598,000
4.00%, 12/01/26	(Call 06/01/16)	1,715	1,715,000
4.00%, 12/01/27	(Call 06/01/17)	1,500	1,549,185
4.00%, 12/01/30	(Call 06/01/21)	300	338,076
5.00%, 08/01/16		1,200	1,209,048
5.00%, 09/01/16		1,000	1,011,300
5.00%, 09/01/16	(NPFGC)	540	546,102
5.00%, 10/01/16		4,750	4,821,487
5.00%, 11/01/16	(AMBAC)	790	804,844
5.00%, 12/01/16		560	572,611
5.00%, 02/01/17		1,125	1,157,783
5.00%, 03/01/17		2,000	2,065,540
5.00%, 04/01/17		1,750	1,813,665

Security		Principal (000s)	Value
5.00%, 09/01/17		$2,805	$2,956,863
5.00%, 10/01/17		2,220	2,347,828
5.00%, 11/01/17		300	318,297
5.00%, 02/01/18		3,500	3,745,875
5.00%, 04/01/18		2,000	2,153,700
5.00%, 09/01/18		2,000	2,186,120
5.00%, 11/01/18		1,000	1,099,470
5.00%, 12/01/18		1,000	1,102,660
5.00%, 02/01/19		3,885	4,301,899
5.00%, 04/01/19		3,000	3,340,620
5.00%, 06/01/19	(PR 06/01/17) (NPFGC)	1,000	1,043,960
5.00%, 08/01/19	(Call 02/01/17)	2,640	2,717,246
5.00%, 10/01/19		425	481,113
5.00%, 02/01/20		4,100	4,682,815
5.00%, 03/01/20		1,000	1,145,000
5.00%, 09/01/20		1,190	1,382,875
5.00%, 10/01/20		500	582,520
5.00%, 11/01/20		885	1,033,662
5.00%, 09/01/21		1,000	1,189,930
5.50%, 04/01/18		4,100	4,452,313
5.50%, 04/01/19		3,525	3,973,345
6.00%, 02/01/18	(AMBAC)	755	821,047
Series A
4.00%, 07/01/16	(ETM)	930	932,697
5.00%, 07/01/16	(ETM)	1,275	1,279,756
5.00%, 07/01/17	(ETM)	3,020	3,162,906
5.00%, 07/01/18	(ETM)	5,480	5,967,665
5.00%, 07/01/19	(ETM)	6,780	7,636,653
5.00%, 07/01/20	(PR 07/01/19)	7,195	8,104,088
5.25%, 07/01/21	(PR 07/01/19)	2,645	2,999,271
Series B
5.00%, 09/01/17		1,000	1,054,140
5.00%, 09/01/19		2,000	2,257,900
5.00%, 09/01/20		1,830	2,126,606
University of California RB
Series AF
5.00%, 05/15/17		1,165	1,214,175
5.00%, 05/15/18		750	812,145
Series AT
1.40%, 05/15/46	(Call 11/15/20)	500	500,490
Series I
5.00%, 05/15/17		1,650	1,719,647

			204,328,816

539

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
COLORADO — 0.54%
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/16	(NPFGC)	$130	$129,659
Regional Transportation District RB
Series A
5.00%, 11/01/28	(PR 11/01/16) (AMBAC)	2,125	2,164,206
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	509,225
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,685,535
State of Colorado Department of Transportation RB
5.00%, 12/15/16		1,000	1,023,890

			5,512,515
CONNECTICUT — 2.26%
Connecticut State Health & Educational Facility Authority RB
Series A
0.80%, 07/01/48		1,500	1,499,790
1.38%, 07/01/35		1,000	1,009,240
Series A-4
1.20%, 07/01/49		1,000	1,005,590
Series T-2
0.60%, 07/01/29		2,000	1,998,760
Series U
1.00%, 07/01/33		1,500	1,500,465
State of Connecticut GO
5.00%, 08/01/19		1,000	1,115,780
Series A
3.00%, 03/15/17		500	509,145
5.00%, 10/15/17		1,000	1,058,040
5.00%, 10/15/18		1,000	1,091,680
Series B
5.00%, 05/01/17		1,045	1,086,142
5.00%, 05/15/20		500	567,915
5.00%, 05/15/21		500	580,565
5.25%, 06/01/19	(AMBAC)	500	558,840
Series C
5.00%, 06/15/17		1,550	1,618,944
Series D
5.00%, 11/01/18		2,000	2,186,480

Security		Principal (000s)	Value
Series E
5.00%, 12/15/17	(Call 12/15/16)	$750	$768,952
Series F
5.00%, 12/01/17	(Call 12/01/16)	2,000	2,046,980
5.00%, 11/15/20		1,000	1,150,180
State of Connecticut Special Tax Revenue RB Series A
5.00%, 08/01/20		1,000	1,153,530
State of Connecticut Special Tax Revenue ST Series 1
5.00%, 02/01/17		360	370,519
5.00%, 02/01/18		300	320,745

			23,198,282
DELAWARE — 0.12%
State of Delaware GO
Series 2009C
5.00%, 10/01/16		1,200	1,218,180

			1,218,180
DISTRICT OF COLUMBIA — 0.64%
District of Columbia GO
Series A
5.00%, 06/01/20		2,135	2,461,014
Series B
5.00%, 06/01/17	(AMBAC)	1,275	1,330,450
5.25%, 06/01/18	(AMBAC)	550	598,620
District of Columbia Water & Sewer Authority RB
Series A
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	2,100	2,233,959

			6,624,043
FLORIDA — 1.49%
Central Florida Expressway Authority RB
1.63%, 01/01/19	(Call 01/01/18)	1,000	1,008,220
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/21		500	589,500
State Board of Administration Finance Corp. RB
Series A
5.00%, 07/01/16	(ETM)	4,115	4,130,061

540

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
State of Florida GO
Series A
5.00%, 06/01/16		$1,000	$1,000,000
5.00%, 06/01/19		1,300	1,455,766
Series D
5.00%, 06/01/17		1,000	1,043,700
5.00%, 06/01/18		2,000	2,166,880
State of Florida Lottery Revenue RB
Series B
5.00%, 07/01/18		1,000	1,086,810
Series C
5.00%, 07/01/18		545	592,311
Series E
5.00%, 07/01/17		1,000	1,046,990
Tampa Bay Water RB
Series A
5.00%, 10/01/16	(ETM)	1,000	1,014,650
Series B
5.00%, 10/01/19	(ETM)	150	169,646

			15,304,534
GEORGIA — 4.10%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/19		2,225	2,454,998
Series B
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,144,250
City of Atlanta GA Water & Wastewater Revenue RB
Series A
6.00%, 11/01/27	(PR 11/01/19)	1,515	1,769,717
6.25%, 11/01/34	(PR 11/01/19)	2,000	2,353,020
Georgia State Road & Tollway Authority RB
5.00%, 06/01/16	(NPFGC)	230	230,000
5.00%, 06/01/18	(Call 06/30/16) (NPFGC)	2,000	2,007,900
Series A
5.00%, 06/01/16		500	500,000
5.00%, 06/01/17		3,150	3,282,804
5.00%, 03/01/20	(GTD)	1,000	1,147,520
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	1,360	1,580,225
5.00%, 02/01/21	(SAW)	1,000	1,177,160

Security		Principal (000s)	Value
Series A
4.00%, 10/01/16		$1,000	$1,011,700
Municipal Electric Authority of Georgia RB
Series A
5.00%, 01/01/21		1,000	1,163,130
Series B
5.00%, 01/01/20		2,860	3,242,182
Series D
5.75%, 01/01/19	(Call 07/01/18)	1,000	1,102,500
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		1,000	1,011,380
State of Georgia GO
Series A
5.00%, 07/01/17		300	314,163
Series A-1
5.00%, 02/01/19		2,610	2,894,464
Series C
5.00%, 07/01/19		500	562,360
5.00%, 07/01/21	(Call 07/01/17)	1,000	1,045,320
Series E
5.00%, 08/01/16		305	307,303
5.00%, 08/01/19	(PR 08/01/17)	770	808,631
5.00%, 08/01/20	(PR 08/01/17)	350	367,559
5.00%, 08/01/21	(PR 08/01/17)	625	656,356
Series E-2
4.00%, 09/01/16		5,100	5,144,880
Series I
5.00%, 07/01/18		2,375	2,582,219
5.00%, 07/01/20		2,000	2,318,420

			42,180,161
HAWAII — 1.14%
State of Hawaii GO
Series DT
5.00%, 11/01/17		300	318,150
Series DY
5.00%, 02/01/18		250	267,417
5.00%, 02/01/19		1,020	1,129,354
Series DZ
5.00%, 12/01/16	(ETM)	15	15,333
5.00%, 12/01/16		3,935	4,023,144
5.00%, 12/01/19	(ETM)	590	671,373
5.00%, 12/01/19		550	624,393

541

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series EA
5.00%, 12/01/16		$250	$255,600
5.00%, 12/01/18		2,000	2,203,560
Series EF
5.00%, 11/01/17		1,000	1,060,500
Series EH
5.00%, 08/01/21		1,000	1,187,220

			11,756,044
ILLINOIS — 4.12%
Chicago O’Hare International Airport RB
Series 2015B
5.00%, 01/01/20		500	565,500
5.00%, 01/01/21		500	579,635
Series B
5.00%, 01/01/17		270	276,664
5.00%, 01/01/18		1,200	1,276,380
5.00%, 01/01/19	(Call 01/01/17) (AGM)	550	563,640
5.25%, 01/01/18	(NPFGC)	500	533,785
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		1,000	1,130,960
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	2,000	2,007,260
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	5,000	5,018,150
5.00%, 01/01/28	(PR 07/01/16) (AGM)	3,075	3,086,162
5.00%, 01/01/31	(PR 07/01/16) (AGM)	3,035	3,046,017
Series B
5.00%, 12/01/17		1,800	1,911,978
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC)	500	482,220
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	1,870,242
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,124,189

Security		Principal (000s)	Value
State of Illinois GO
4.00%, 02/01/18		$500	$519,715
4.00%, 07/01/18		620	649,059
5.00%, 08/01/16		1,500	1,509,885
5.00%, 01/01/17		1,000	1,022,250
5.00%, 01/01/17	(AGM)	1,000	1,023,140
5.00%, 01/01/18		1,630	1,717,075
5.00%, 08/01/18		1,690	1,807,100
5.00%, 01/01/19		500	536,395
5.00%, 01/01/19	(AGM)	600	649,986
5.00%, 01/01/20	(AGM)	400	443,192
State of Illinois RB
4.00%, 06/15/16		1,855	1,857,578
5.00%, 06/15/16		500	500,890
5.00%, 06/15/17		630	657,777
5.00%, 06/15/18		480	518,688
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/16		1,000	1,001,800
Series B
5.00%, 06/15/17	(Call 12/15/16)	2,750	2,815,973
5.00%, 12/15/17	(Call 12/15/16)	500	511,855
5.00%, 06/15/18	(Call 12/15/16)	1,080	1,105,196

			42,320,336
INDIANA — 0.29%
Indiana Finance Authority RB
Series A
5.00%, 02/01/17		1,000	1,029,430
Series C
3.00%, 10/01/16		1,000	1,007,490
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	850	893,682

			2,930,602
IOWA — 0.06%
Iowa Finance Authority RB
5.00%, 08/01/20		560	649,191

			649,191
KANSAS — 0.30%
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		1,880	1,901,281
5.50%, 03/01/19	(AGM)	305	343,348

542

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 09/01/19		$200	$226,132
Series C
5.00%, 09/01/20		500	581,865

			3,052,626
KENTUCKY — 0.15%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/19	(NPFGC)	700	789,362
Kentucky State Property & Building Commission RB
5.25%, 10/01/16	(AGM)	510	517,941
5.25%, 02/01/18		240	256,778

			1,564,081
LOUISIANA — 0.47%
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/34	(PR 02/01/19)	400	445,140
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		400	431,080
5.00%, 06/01/20		325	369,564
Series B
5.00%, 06/01/18	(PR 06/01/16) (AMBAC)	1,200	1,200,000
State of Louisiana GO
Series A
5.00%, 11/15/19		1,100	1,241,867
5.00%, 11/15/20	(Call 05/15/20)	1,000	1,151,130

			4,838,781
MARYLAND — 3.87%
County of Montgomery MD GO
Series A
5.00%, 11/01/20		2,500	2,925,025
Maryland State Transportation Authority RB
5.00%, 03/01/17		1,000	1,033,020
5.25%, 03/01/17		310	320,816
5.25%, 03/01/18		1,380	1,487,916
5.25%, 03/01/19		2,020	2,259,693
State of Maryland Department of Transportation RB
5.00%, 05/01/17		750	780,120

Security		Principal (000s)	Value
State of Maryland GO
5.00%, 08/01/19		$2,000	$2,255,400
5.00%, 03/01/20		3,110	3,568,787
First Series
5.00%, 03/15/17		390	403,533
5.00%, 03/15/22	(PR 03/15/17)	810	837,896
Second Series
5.00%, 07/15/17		1,500	1,573,275
5.00%, 08/01/17		2,000	2,101,420
5.00%, 07/15/18		1,000	1,088,760
5.00%, 08/01/19	(PR 08/01/16)	1,415	1,425,457
5.00%, 07/15/22	(PR 07/15/18)	1,280	1,391,910
5.00%, 07/15/23	(PR 07/15/18)	850	924,316
Second Series C
5.00%, 11/01/16		1,135	1,156,270
Second Series E
5.00%, 08/01/16		1,000	1,007,550
Series A
5.00%, 03/01/19		1,610	1,790,594
5.00%, 03/01/20		1,000	1,147,520
5.00%, 03/01/21		1,000	1,180,010
Series B
4.50%, 08/01/21		1,000	1,167,460
5.00%, 08/01/18		2,000	2,180,960
5.00%, 08/01/20	(PR 08/01/19)	1,175	1,321,581
5.00%, 08/01/21	(PR 08/01/19)	1,700	1,912,075
5.00%, 08/01/23	(PR 08/01/19)	2,285	2,571,585

			39,812,949
MASSACHUSETTS — 6.20%
Commonwealth of Massachusetts GO
Series C
5.50%, 12/01/16	(AGM)	1,000	1,025,060
5.50%, 12/01/17	(AGM)	1,720	1,844,356
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,511,310
5.00%, 04/01/17		570	591,010
5.00%, 04/01/18		2,315	2,493,139
5.00%, 04/01/19		1,000	1,114,140
5.25%, 08/01/19		490	555,621

543

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 08/01/16		$720	$725,429
5.00%, 08/01/17		1,000	1,051,050
5.00%, 08/01/18		1,000	1,089,980
5.00%, 08/01/19		1,150	1,295,061
5.25%, 08/01/16		500	503,980
5.25%, 08/01/20		750	877,403
Series C
5.00%, 08/01/19		2,000	2,252,280
5.00%, 08/01/20		500	579,855
5.00%, 08/01/37	(PR 08/01/17) (AMBAC)	4,700	4,933,966
5.25%, 08/01/24	(PR 08/01/17) (AGM)	1,950	2,052,726
5.25%, 08/01/25	(PR 08/01/17) (AGM)	6,000	6,316,080
Series D
4.75%, 08/01/25	(PR 08/01/16)	1,250	1,258,750
5.00%, 10/01/17		800	846,392
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,070,228
5.00%, 08/01/22	(PR 08/01/16)	715	720,298
5.50%, 11/01/16		500	510,445
5.50%, 10/01/17		800	851,696
Series E
5.00%, 11/01/23	(PR 11/01/16) (AMBAC)	500	509,160
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	269,855
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/16	(NPFGC)	250	250,000
Massachusetts Bay Transportation Authority RB
Series B
5.25%, 07/01/17		225	236,178
Series C
5.00%, 07/01/31	(PR 07/01/18)	4,190	4,551,010
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,086,160
5.50%, 07/01/16		2,015	2,023,503
5.50%, 07/01/18		1,700	1,863,999
Massachusetts Clean Water Trust (The) RB
Series 12
5.25%, 08/01/17		1,000	1,053,610

Security		Principal (000s)	Value
Series A
5.25%, 08/01/16		$250	$251,990
5.25%, 08/01/19		1,100	1,249,039
Massachusetts Department of Transportation RB Series B
5.00%, 01/01/17		1,720	1,763,998
Massachusetts School Building Authority RB
Series B
5.00%, 08/15/17		1,000	1,052,360
5.00%, 08/15/18		1,500	1,637,370
5.00%, 08/15/19		1,000	1,127,560
5.00%, 08/15/20		1,020	1,183,271
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/17		1,000	1,039,280
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	2,000	2,014,420
Series B
5.00%, 08/01/19		2,235	2,519,158
Series J
5.25%, 08/01/16	(AGM)	1,000	1,007,980

			63,760,156
MICHIGAN — 1.58%
Michigan Finance Authority RB
5.00%, 07/01/18	(NPFGC)	500	539,620
5.00%, 01/01/20	(Call 07/01/19)	1,075	1,207,322
5.00%, 07/01/20	(Call 07/01/19)	1,000	1,125,860
5.00%, 01/01/21	(Call 07/01/19)	1,000	1,124,720
Series A
5.00%, 07/01/16		1,175	1,179,465
5.00%, 01/01/17		1,000	1,025,820
5.00%, 07/01/17		1,250	1,308,737
5.00%, 07/01/18		1,000	1,086,810
5.00%, 07/01/19		2,070	2,324,134
Michigan State Building Authority RB
Series I
5.00%, 04/15/20		1,000	1,144,210
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/18		2,000	2,200,880
5.00%, 11/01/20	(Call 11/01/19)	1,000	1,133,120

544

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series A
5.50%, 11/01/18		$770	$855,447

			16,256,145
MINNESOTA — 1.66%
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		1,660	1,901,580
Series B
5.00%, 03/01/18		710	762,448
Southern Minnesota Municipal Power Agency RB Series A
5.25%, 01/01/17	(AMBAC)	850	873,230
State of Minnesota GO
5.00%, 08/01/16		775	780,852
5.00%, 08/01/17		3,235	3,398,270
5.00%, 08/01/19	(PR 08/01/17)	1,500	1,575,435
Series A
5.00%, 10/01/16	(ETM)	10	10,147
5.00%, 08/01/19		1,550	1,746,896
Series D
5.00%, 08/01/16		1,000	1,007,550
5.00%, 08/01/19		1,500	1,690,545
Series F
5.00%, 10/01/18		1,000	1,096,400
5.00%, 10/01/20		995	1,160,359
State of Minnesota RB
Series B
5.00%, 03/01/17		1,000	1,032,640

			17,036,352
MISSISSIPPI — 0.22%
State of Mississippi GO
Series C
5.00%, 10/01/19		1,000	1,131,850
Series D
5.38%, 07/01/18		1,000	1,094,330

			2,226,180
MISSOURI — 1.27%
Missouri Highway & Transportation Commission RB
5.00%, 05/01/17		690	717,710
5.00%, 02/01/18		250	267,620
5.00%, 02/01/19		1,120	1,242,069
5.00%, 02/01/20	(Call 02/01/17)	1,400	1,441,482
5.25%, 05/01/18	(PR 05/01/17)	3,590	3,740,672

Security		Principal (000s)	Value
5.25%, 05/01/19	(PR 05/01/17)	$500	$520,985
5.25%, 05/01/20	(PR 05/01/17)	2,000	2,083,940
5.25%, 05/01/21	(PR 05/01/17)	1,120	1,167,006
5.25%, 05/01/22	(PR 05/01/17)	350	364,690
Series B
5.00%, 05/01/20		1,325	1,528,255

			13,074,429
NEBRASKA — 0.21%
City of Lincoln NE Electric System Revenue RB
Series A
5.00%, 09/01/20		900	1,043,289
Omaha Public Power District RB
Series A
5.50%, 02/01/39	(PR 02/01/18)	470	506,763
Series B
5.00%, 02/01/20		500	570,425

			2,120,477
NEVADA — 1.01%
Clark County School District GOL
Series A
4.00%, 06/15/16	(AMBAC)	1,000	1,001,410
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		2,750	2,982,182
Series D
5.00%, 07/01/16		90	90,334
State of Nevada GOL
Series C
5.00%, 06/01/18		1,545	1,673,915
State of Nevada RB
5.00%, 06/01/16		1,500	1,500,000
5.00%, 06/01/17		725	756,385
5.00%, 12/01/17		2,200	2,339,700

			10,343,926
NEW JERSEY — 4.06%
Garden State Preservation Trust RB
Series C
5.13%, 11/01/16	(AGM)	1,250	1,272,375
New Jersey Building Authority RB
Series A
5.00%, 06/15/17		750	779,640

545

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
New Jersey Economic Development Authority RB
5.00%, 06/15/16		$500	$500,715
5.00%, 12/15/16	(ETM)	620	634,688
5.00%, 12/15/16		380	388,151
5.00%, 06/15/17		1,000	1,033,160
5.00%, 12/15/17	(ETM)	1,010	1,074,963
5.00%, 12/15/17		40	42,016
5.00%, 06/15/18		250	264,525
5.00%, 09/01/18	(ETM)	1,630	1,779,389
5.00%, 09/01/18		590	627,158
5.00%, 06/15/19		750	807,967
5.00%, 09/01/20	(ETM)	730	845,457
5.00%, 09/01/20		270	294,195
5.00%, 06/15/21		275	302,195
5.50%, 06/15/16	(ETM)	200	200,388
Series A
5.00%, 05/01/17		425	440,045
Series EE
5.00%, 09/01/17	(ETM)	1,500	1,578,885
Series GG
5.00%, 09/01/17	(ETM) (SAP)	795	836,809
Series K
5.25%, 12/15/20	(AMBAC)	1,030	1,142,188
Series NN
5.00%, 03/01/19	(ETM) (SAP)	1,500	1,665,075
5.00%, 03/01/21	(SAP)	580	634,740
Series PP
5.00%, 06/15/19		2,500	2,693,225
Series W
5.00%, 03/01/17	(ETM)	360	371,621
5.00%, 03/01/17		160	164,678
Series XX
5.00%, 06/15/20		250	271,605
New Jersey Educational Facilities Authority RB Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	675	677,187
New Jersey Sports & Exposition Authority RB
Series B
5.00%, 09/01/18	(SAP)	1,000	1,062,980
New Jersey State Turnpike Authority RB
Series B
5.00%, 01/01/19		2,220	2,444,087

Security		Principal (000s)	Value
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/16		$500	$505,320
5.00%, 09/15/18		500	535,115
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		750	793,987
5.00%, 06/15/20		2,500	2,719,025
5.25%, 12/15/19		1,000	1,089,760
5.50%, 12/15/16	(AGM)	500	512,670
Series B
5.00%, 06/15/20		2,100	2,283,981
5.50%, 12/15/16	(NPFGC)	1,450	1,486,743
5.50%, 12/15/17	(NPFGC)	500	531,325
Series C
5.50%, 12/15/16	(AGM)	375	384,503
5.50%, 12/15/17	(AGM)	1,505	1,599,288
New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/20		1,150	1,302,375
State of New Jersey GO
Series H
5.25%, 07/01/16		500	501,930
5.25%, 07/01/19		405	450,461
Series L
5.25%, 07/15/17	(AMBAC)	1,300	1,360,658
Series Q
5.00%, 08/15/19		305	338,032
5.00%, 08/15/20		410	464,596

			41,689,876
NEW MEXICO — 0.26%
New Mexico Finance Authority RB
5.00%, 06/15/18		2,500	2,713,700

			2,713,700
NEW YORK — 15.50%
City of New York NY GO
5.00%, 08/01/18		2,250	2,450,947
5.00%, 08/01/20		1,000	1,156,170
Series 1
5.00%, 08/01/20		1,000	1,156,170
Series A
5.00%, 08/01/19		3,650	4,103,914
Series A-1
5.00%, 08/15/16		795	802,370
5.00%, 08/01/17		400	420,248

546

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 08/01/18		$4,165	$4,536,976
5.00%, 08/01/19		1,000	1,124,360
5.00%, 08/01/20		520	601,208
Series C
5.00%, 08/01/16		940	947,069
5.00%, 08/01/17		1,150	1,208,213
5.25%, 08/01/16		350	352,779
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	2,000	2,112,540
Series E
5.00%, 08/01/17		1,200	1,260,744
5.00%, 08/01/19	(Call 08/01/17)	1,085	1,138,718
5.00%, 08/01/20		1,000	1,156,170
5.00%, 08/01/21		1,205	1,428,274
Series F
5.00%, 08/01/17		1,000	1,050,620
Series G
5.00%, 08/01/16		675	680,076
5.00%, 08/01/17		800	840,496
5.00%, 08/01/18		1,390	1,514,141
5.00%, 08/01/19		500	562,180
Series I
5.00%, 08/01/16		1,200	1,209,024
5.00%, 08/01/17		520	546,322
5.00%, 08/01/18		1,400	1,525,034
Series I-1
5.00%, 02/01/17		365	375,742
5.00%, 08/01/17		1,150	1,208,213
Series J
3.00%, 08/01/16		400	401,680
5.00%, 08/01/16		2,500	2,518,800
5.00%, 08/01/19		1,200	1,349,232
County of Nassau NY GOL
Series A
5.00%, 01/01/21		500	577,225
Long Island Power Authority RB
Series B
5.25%, 04/01/19	(ETM)	45	50,436
5.25%, 04/01/19		205	228,637
Series E
5.00%, 12/01/17	(Call 12/01/16) (NPFGC)	1,000	1,022,650

Security		Principal (000s)	Value
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	$500	$556,835
Series A
5.75%, 07/01/16	(SAP)	200	200,878
5.75%, 01/01/18	(SAP)	1,885	2,032,746
5.75%, 07/01/18	(AGM-CR)	30	33,062
Series C
5.00%, 11/15/19		1,000	1,133,520
Series D
5.00%, 11/15/16		3,400	3,469,496
5.00%, 11/15/17		2,825	3,000,913
5.00%, 11/15/18		605	665,809
5.00%, 11/15/19		425	481,746
Series F
5.00%, 11/15/18		325	357,666
5.00%, 11/15/19		1,200	1,360,224
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/16	(ETM)	70	71,294
5.00%, 11/01/16		500	509,330
5.00%, 11/01/17	(ETM)	90	95,405
Series A
5.00%, 11/01/16		680	692,689
Series A-1
5.00%, 11/01/19		500	567,365
Series B
4.50%, 11/01/19		580	648,423
Series C
5.00%, 11/01/19		1,500	1,702,095
5.00%, 11/01/20		1,000	1,165,310
Series E
5.00%, 11/01/18		4,915	5,408,024
New York City Water & Sewer System RB
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	700	717,878
Series EE
5.00%, 06/15/16	(ETM)	410	410,718
5.00%, 06/15/17	(ETM)	200	208,988
Series GG
5.00%, 06/15/20		500	577,115
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/20	(Call 04/01/18)	505	544,218

547

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Series A-5/6
5.00%, 04/01/18		$435	$469,261
5.50%, 04/01/19		400	452,080
New York State Dormitory Authority RB
5.00%, 07/01/16		865	868,313
5.00%, 07/01/17		500	522,995
5.00%, 03/15/18		3,000	3,227,430
Series 2009A
5.00%, 07/01/16		170	170,621
Series 2014
5.00%, 02/15/19		5,000	5,548,800
5.00%, 02/15/20		2,000	2,285,580
Series A
4.00%, 05/15/17		350	361,281
4.00%, 05/15/18		1,000	1,062,020
5.00%, 02/15/17		1,000	1,031,180
5.00%, 05/15/17		1,600	1,666,800
5.00%, 07/01/17		170	177,970
5.00%, 02/15/18		700	750,561
5.00%, 02/15/19		1,000	1,109,760
5.00%, 03/15/19		250	278,280
5.00%, 12/15/19		200	227,862
5.00%, 03/15/20		1,340	1,537,905
5.00%, 12/15/20		500	585,020
5.00%, 03/15/21		1,000	1,179,790
5.50%, 05/15/17	(NPFGC)	275	287,807
Series C
5.00%, 03/15/19	(Call 03/15/18)	3,125	3,366,000
Series D
5.00%, 06/15/16		1,040	1,041,851
5.00%, 06/15/18		630	683,985
New York State Environmental Facilities Corp. RB
5.50%, 06/15/17		515	541,445
Series A
5.00%, 06/15/17		600	627,708
5.00%, 06/15/19		2,000	2,248,160
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series B
5.00%, 04/01/18		1,710	1,842,713
New York State Thruway Authority RB
5.00%, 04/01/17		720	746,474

Security		Principal (000s)	Value
Series A
5.00%, 03/15/18	(Call 09/15/17)	$1,055	$1,115,557
5.00%, 05/01/19		10,885	12,126,870
5.00%, 03/15/21	(Call 09/15/20)	850	991,363
Series B
5.00%, 04/01/27	(PR 10/01/17)	3,000	3,170,460
5.50%, 04/01/20	(AMBAC)	3,240	3,781,598
Series H
5.00%, 01/01/17	(NPFGC)	605	620,549
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	750	800,317
New York State Urban Development Corp. RB
5.00%, 12/15/17		400	426,448
5.00%, 03/15/20		2,000	2,291,360
5.50%, 03/15/19	(AMBAC)	400	450,628
5.50%, 03/15/20	(NPFGC)	700	815,507
Series A
5.00%, 03/15/17		455	470,825
5.00%, 01/01/18	(AGM)	2,980	3,179,451
5.00%, 03/15/18		1,850	1,989,915
5.00%, 03/15/19		1,345	1,496,756
5.00%, 03/15/21		500	587,850
Series A-1
5.00%, 12/15/16		1,085	1,111,311
Series A-2
5.00%, 01/01/20		1,500	1,706,115
Series B
5.00%, 01/01/17		245	251,267
5.00%, 01/01/21	(Call 07/01/18)	1,000	1,088,010
Series C
5.00%, 03/15/21		3,000	3,527,100
Series D
5.25%, 01/01/17		200	205,406
5.50%, 01/01/19		200	223,220
Port Authority of New York & New Jersey RB Series 179
5.00%, 12/01/18		675	743,850
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,009,350
5.00%, 10/15/17		500	529,630
5.00%, 10/15/19		1,200	1,361,988
5.00%, 10/15/20		1,425	1,665,255

548

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
State of New York GO
Series C
5.00%, 04/15/17		$1,795	$1,864,808
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/20	(PR 05/15/18)	400	432,860
Series B
5.00%, 11/15/16		1,000	1,021,080
5.00%, 11/15/18		810	893,495
5.00%, 11/15/19		285	323,991
5.00%, 11/15/20		1,245	1,455,853
Series E
5.50%, 11/15/19	(NPFGC)	300	346,128
Utility Debt Securitization Authority RB
Series TE
5.00%, 06/15/18	(Call 06/30/16)	1,400	1,405,362
5.00%, 12/15/18	(Call 12/15/16)	750	768,480

			159,378,790
NORTH CAROLINA — 2.65%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20		1,000	1,159,210
County of Mecklenburg NC GO
Series C
5.00%, 03/01/17		570	588,821
5.00%, 03/01/18		500	536,935
County of Wake NC GO
4.50%, 03/01/24	(PR 03/01/17)	800	823,208
5.00%, 03/01/19		1,235	1,373,530
Series C
5.00%, 03/01/20		550	631,136
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/21	(ETM)	2,350	2,750,487
5.25%, 01/01/19	(PR 01/01/18) (AGC)	2,000	2,141,060
Series B
5.00%, 01/01/21	(ETM)	2,350	2,750,487

Security		Principal (000s)	Value
North Carolina Municipal Power Agency No. 1 RB
4.00%, 01/01/19	(ETM)	$855	$922,066
4.00%, 01/01/19		1,825	1,964,759
5.00%, 01/01/18	(ETM)	260	277,230
5.00%, 01/01/18		1,345	1,433,246
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		1,000	1,117,200
Series A
5.00%, 09/01/16		285	288,221
5.00%, 03/01/17		240	247,925
Series B
5.00%, 06/01/18		240	260,143
5.00%, 06/01/19		1,450	1,626,335
Series C
5.00%, 05/01/18		2,285	2,469,148
5.00%, 05/01/19		1,105	1,235,920
State of North Carolina RB
5.00%, 03/01/17		1,000	1,032,030
5.00%, 03/01/18		1,545	1,654,262

			27,283,359
OHIO — 0.30%
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,013,060
State of Ohio RB
Series 2008-1
5.75%, 06/15/19	(PR 06/15/18)	850	934,983
Series B
5.00%, 12/15/19		1,000	1,137,430

			3,085,473
OKLAHOMA — 0.26%
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/18		100	108,312
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		1,175	1,205,056
5.00%, 01/01/18		1,290	1,375,063

			2,688,431

549

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
OREGON — 0.79%
City of Portland OR Sewer System Revenue RB
5.00%, 06/01/20		$1,000	$1,154,820
Series A
5.00%, 06/01/17		1,500	1,565,550
5.00%, 06/15/18		1,000	1,085,660
State of Oregon Department of Transportation RB
5.00%, 11/15/17		1,250	1,327,988
Series A
5.00%, 11/15/33	(PR 05/15/19)	1,775	1,984,858
Tri-County Metropolitan Transportation District of Oregon RB
5.00%, 11/01/18	(Call 05/01/17)	1,000	1,039,880

			8,158,756
PENNSYLVANIA — 3.62%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 01/01/20		400	453,908
Series C
5.00%, 08/01/17	(AGM)	450	472,320
Commonwealth of Pennsylvania GO
5.00%, 03/15/20		1,000	1,129,270
First Series
4.00%, 09/01/16		750	756,555
5.00%, 07/01/18		400	433,248
5.00%, 11/15/18		900	986,472
5.00%, 07/01/20		1,225	1,393,143
5.00%, 03/15/21		1,000	1,155,410
Second Series
5.00%, 03/01/17		1,000	1,032,640
5.00%, 10/15/17		1,000	1,057,590
5.00%, 03/01/19	(PR 03/01/17)	1,310	1,352,968
5.00%, 07/01/19		3,100	3,453,493
Series A
5.00%, 07/15/16		2,000	2,011,040
5.00%, 05/01/18		2,700	2,907,009
Third Series
5.00%, 07/15/17		225	235,854
5.38%, 07/01/16	(NPFGC)	720	722,938
5.38%, 07/01/17		355	372,999
5.38%, 07/01/17	(AGM-CR)	500	525,350

Security		Principal (000s)	Value
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20	(Call 07/01/19)	$1,120	$1,260,963
5.00%, 01/01/21	(Call 01/01/19)	425	469,510
Series A
4.00%, 01/01/17		1,420	1,448,400
5.00%, 07/01/16		585	587,223
5.00%, 01/01/18		780	831,815
5.00%, 07/01/18		1,600	1,738,896
5.00%, 07/01/19		3,715	4,171,091
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		500	500,895
5.00%, 06/15/17		2,310	2,413,003
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20		500	570,830
Series B
5.00%, 12/01/17		1,400	1,487,528
5.00%, 12/01/18		500	549,520
Series C
6.25%, 06/01/38	(PR 06/01/18) (AGC)	705	781,182

			37,263,063
RHODE ISLAND — 0.13%
Rhode Island Commerce Corp. RB
5.00%, 06/15/16	(NPFGC)	1,320	1,322,231

			1,322,231
SOUTH CAROLINA — 0.62%
Greenville County School District RB
4.63%, 12/01/20	(AGC)	325	372,541
5.50%, 12/01/17		2,000	2,140,240
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17	(ETM) (NPFGC)	1,050	1,076,985
Series E
5.00%, 01/01/17	(ETM)	285	292,325
South Carolina Transportation Infrastructure Bank RB
Series B
5.00%, 10/01/18		350	383,225

550

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
State of South Carolina GO
Series A
5.00%, 06/01/17		$1,400	$1,461,180
5.00%, 06/01/18		555	601,581

			6,328,077
TENNESSEE — 1.50%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/16		2,265	2,315,283
5.00%, 12/01/17		1,865	1,982,271
City of Memphis TN GO
5.25%, 10/01/17	(NPFGC)	400	424,132
County of Shelby TN GO
Series A
5.00%, 04/01/18		750	807,780
5.00%, 04/01/20		1,500	1,722,930
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/20	(PR 01/01/18)	500	533,135
5.00%, 01/01/23	(PR 01/01/18)	1,275	1,359,494
5.00%, 01/01/25	(PR 01/01/18)	320	341,206
Series A
5.00%, 07/01/18		1,500	1,630,875
Series D
5.00%, 07/01/16		750	752,843
5.00%, 07/01/17		2,000	2,094,420
State of Tennessee GO
Series A
4.00%, 08/01/17		1,000	1,039,220
5.00%, 08/01/20		375	435,724

			15,439,313
TEXAS — 7.37%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/36	(PSF)	1,450	1,486,337
Central Texas Regional Mobility Authority RB
Series B
5.00%, 01/01/45	(Call 07/01/20)	500	562,115
Central Texas Turnpike System RB
Series A
5.00%, 08/15/42	(Call 04/01/20)	1,450	1,646,461

Security		Principal (000s)	Value
City of Corpus Christi TX Utility System Revenue RB
Series B
2.00%, 07/15/45	(Call 01/15/17)	$500	$503,115
City of Dallas TX GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,356
5.00%, 02/15/18		985	1,054,669
5.00%, 02/15/20		1,295	1,478,514
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/16	(AMBAC)	600	609,006
5.00%, 10/01/17	(AMBAC)	1,000	1,057,160
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 11/15/18		950	1,043,708
5.00%, 05/15/20		1,000	1,148,790
Series E
5.00%, 11/15/16		500	510,220
City of Houston TX GOL
Series A
4.50%, 03/01/19		1,025	1,120,315
5.00%, 03/01/17		1,250	1,290,800
5.00%, 03/01/18		3,305	3,541,704
5.00%, 03/01/19		1,135	1,255,878
5.00%, 03/01/20	(Call 03/01/19)	350	388,987
City Public Service Board of San Antonio TX RB
3.00%, 12/01/45		1,000	1,069,080
5.00%, 02/01/18	(PR 02/01/17)	685	704,879
5.00%, 02/01/18	(Call 02/01/17)	790	813,194
5.00%, 02/01/19		1,000	1,107,770
5.00%, 02/01/20		1,650	1,884,960
5.00%, 02/01/21		1,000	1,173,420
Series D
5.00%, 02/01/17		300	308,787
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(PSF)	2,000	2,050,120
County of Harris TX GO
Series C
5.25%, 08/15/19	(AGM)	1,000	1,135,100

551

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
Cypress-Fairbanks Independent School District GO
Series B-3
4.00%, 02/15/40	(PSF)	$500	$544,305
Dallas Independent School District GO
4.75%, 08/15/32	(PR 08/15/16) (PSF)	4,000	4,033,600
6.38%, 02/15/34	(PR 02/15/18) (PSF)	1,035	1,133,097
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/16		285	290,253
Houston Independent School District GOL
5.00%, 02/15/17	(PSF)	2,000	2,062,420
5.00%, 02/15/19	(PSF)	1,000	1,109,480
Series A
5.00%, 02/15/21	(PSF)	1,000	1,172,080
Series A-2
4.00%, 06/01/39	(PSF)	2,000	2,062,100
North Texas Tollway Authority RB
5.75%, 01/01/33	(PR 01/01/18)	505	543,915
5.75%, 01/01/38	(PR 01/01/18)	1,935	2,084,111
Series A
5.00%, 01/01/20		1,750	1,984,517
5.00%, 01/01/22		1,000	1,189,730
Series C
1.95%, 01/01/38		1,000	1,014,570
Spring Branch Independent School District GOL
5.25%, 02/01/38	(PR 02/01/17) (PSF)	1,000	1,031,020
State of Texas GO
4.75%, 04/01/29	(PR 04/01/17)	1,060	1,096,326
5.00%, 10/01/19		1,400	1,586,074
Series A
5.00%, 10/01/18		700	767,732
5.00%, 10/01/19		1,000	1,132,910
Series B
5.00%, 10/01/17		1,800	1,903,626
Texas Public Finance Authority RB
5.00%, 07/01/16		1,000	1,003,790
5.00%, 01/01/17		1,935	1,985,078

Security		Principal (000s)	Value
Series B
4.00%, 01/01/18	(Call 07/01/16)	$1,000	$1,003,030
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/18	(PR 04/01/17)	500	518,215
5.00%, 04/01/20	(PR 04/01/17)	1,000	1,036,430
5.00%, 04/01/20		1,430	1,641,368
5.00%, 10/01/20		1,000	1,163,650
Series A
5.00%, 04/01/17		250	259,150
5.00%, 04/01/19		2,000	2,227,680
University of Texas System (The) RB
Series A
5.00%, 08/15/16		1,515	1,529,090
Series B
5.00%, 08/15/18		1,675	1,828,296
5.00%, 08/15/19		525	592,415
5.00%, 08/15/24	(PR 08/15/16)	5,250	5,297,985

			75,778,488
UTAH — 2.11%
Intermountain Power Agency RB
Series A
5.00%, 07/01/18		2,250	2,441,903
State of Utah GO
Series 2011A
5.00%, 07/01/24	(PR 07/01/21)	1,000	1,185,750
Series A
5.00%, 07/01/16		1,250	1,254,725
5.00%, 07/01/17		2,645	2,770,161
5.00%, 07/01/18		1,000	1,087,470
5.00%, 07/01/20	(PR 07/01/18)	3,630	3,944,358
Series C
5.00%, 07/01/17		200	209,464
5.00%, 07/01/18		1,800	1,957,446
Utah Transit Authority RB
Series A
4.75%, 06/15/32	(PR 06/15/18) (AGM)	3,015	3,251,768
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,330	1,441,148
5.00%, 06/15/36	(PR 06/15/18) (AGM)	2,000	2,167,140

			21,711,333

552

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal (000s)	Value
VIRGINIA — 1.21%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		$1,905	$2,064,887
County of Fairfax VA GO
Series B
4.00%, 04/01/19	(SAW)	550	597,751
Series C
5.00%, 10/01/17	(SAW)	1,500	1,586,460
Virginia Public Building Authority RB
Series C
5.00%, 08/01/17		2,910	3,057,013
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,500	2,795,500
5.25%, 08/01/16		1,000	1,007,940
Series C
5.00%, 08/01/17	(SAW)	250	262,540
5.00%, 08/01/18	(SAW)	1,000	1,089,230

			12,461,321
WASHINGTON — 4.06%
Central Puget Sound Regional Transit Authority RB
Series A
5.00%, 11/01/34	(PR 11/01/17)	700	741,972
5.00%, 11/01/36	(PR 11/01/17)	2,140	2,268,314
City of Seattle WA Municipal Light & Power Revenue RB
Series B
5.00%, 02/01/17		2,000	2,058,160
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	200	213,286
Energy Northwest RB
5.00%, 07/01/23	(PR 07/01/16)	3,340	3,352,191
Series A
5.00%, 07/01/17		1,500	1,570,320
5.00%, 07/01/18		3,010	3,268,679
5.00%, 07/01/19		735	824,038
5.00%, 07/01/20		305	351,839
5.25%, 07/01/16	(ETM)	900	903,519
5.25%, 07/01/16	(ETM) (NPFGC)	190	190,743
5.25%, 07/01/18		1,275	1,391,152

Security		Principal (000s)	Value
Series B
7.13%, 07/01/16	(ETM) (NPFGC)	$500	$502,725
Series C
5.00%, 07/01/16	(ETM)	735	737,727
5.00%, 07/01/17		1,000	1,046,880
5.25%, 07/01/16	(ETM) (NPFGC)	125	125,489
State of Washington GO
5.00%, 01/01/17		500	512,850
5.00%, 07/01/19		3,000	3,366,360
5.00%, 02/01/20		1,000	1,141,630
5.00%, 07/01/30	(PR 07/01/17)	2,700	2,825,658
Series A
5.00%, 07/01/26	(PR 07/01/17)	2,025	2,119,243
5.00%, 07/01/31	(PR 07/01/18)	350	380,233
Series R-2010A
5.00%, 01/01/17		150	153,855
5.00%, 01/01/21	(Call 01/01/19)	1,000	1,107,440
Series R-2011B
5.00%, 07/01/20		520	600,532
Series R-2011C
5.00%, 07/01/16		1,000	1,003,790
5.00%, 07/01/17		650	680,544
5.00%, 07/01/18		1,600	1,738,896
Series R-2013C
5.00%, 07/01/18		2,000	2,173,620
Series S-5
0.00%, 01/01/17	(NPFGC)	375	373,410
State of Washington RB
5.00%, 09/01/16		640	647,002
5.00%, 09/01/17		1,000	1,052,330
5.00%, 09/01/18		500	544,495
5.00%, 09/01/19		500	561,050
5.00%, 09/01/20		1,010	1,163,995

			41,693,967
WISCONSIN — 1.15%
State of Wisconsin
Series 1
5.00%, 11/01/21		1,000	1,197,720

553

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Security		Principal or Shares (000s)	Value
State of Wisconsin GO
Series 1
5.00%, 05/01/17	(AMBAC)	$1,000	$1,040,160
5.00%, 05/01/19	(AMBAC)	2,000	2,235,540
5.00%, 05/01/20		1,000	1,151,730
Series 2
5.00%, 11/01/19		2,175	2,470,669
State of Wisconsin RB
Series 1
5.00%, 07/01/16		250	250,945
Wisconsin Department of Transportation RB
Series A
5.00%, 07/01/20	(AGM)	560	647,209
Series I
5.00%, 07/01/18	(NPFGC)	1,310	1,423,721
5.00%, 07/01/19	(NPFGC)	290	325,603
5.00%, 07/01/20	(NPFGC)	960	1,109,501

			11,852,798
TOTAL MUNICIPAL BONDS & NOTES (Cost: $1,016,108,126)			1,019,891,715

SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.21%[a,b]		4,971	4,970,714

			4,970,714

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,970,714)			4,970,714

TOTAL INVESTMENTS IN SECURITIES — 99.69%
(Cost: $1,021,078,840)[c]			1,024,862,429
Other Assets, Less Liabilities — 0.31%			3,168,735

NET ASSETS — 100.00%			$1,028,031,164

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AGM-CR — AGM Insured Custodial Receipts

AMBAC — Ambac Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Schedule 1.
[b]	The rate quoted is the annualized seven—day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $1,021,078,840. Net unrealized appreciation was $3,783,589, of which $4,244,674 represented gross unrealized appreciation on securities and $461,085 represented gross unrealized depreciation on securities.

554

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

May 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$1,019,891,715	$—	$1,019,891,715
Money market funds	4,970,714	—	—	4,970,714

Total	$4,970,714	$1,019,891,715	$—	$1,024,862,429

555

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: July 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: July 29, 2016